UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09997

Baird Funds, Inc.

(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter

Robert W. Baird & Co. Incorporated

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Baird Ultra Short Bond Fund
Institutional Class Shares | BUBIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Ultra Short Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BUBIX	$8	0.15%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$9,370,980,935	Average Effective Duration	0.53 years
Number of Holdings	382	Average Effective Maturity	0.55 years
Portfolio Turnover Rate	49%	SEC 30-Day Yield	4.22%
Average Credit Quality	A+	SEC 30-Day Unsubsidized Yield	4.07%
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	53.8%
U.S. Treasury Securities	21.2%
Non-Agency CMBS	10.7%
Asset-Backed Securities	9.2%
Money Market Funds	3.8%
Non-Agency RMBS	0.7%
Municipal Bonds	0.6%

Credit Rating Breakdown*
U.S. Treasury	21.5%
U.S. Agency	0.0%
AAA	22.6%
AA	2.4%
A	18.6%
BBB	34.7%
Below BBB	0.0%
Not Rated	0.2%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Ultra Short Bond Fund	PAGE 1	TSR-SAR-057071722

Baird Ultra Short Bond Fund
Investor Class Shares | BUBSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Ultra Short Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BUBSX	$20	0.40%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$9,370,980,935	Average Effective Duration	0.53 years
Number of Holdings	382	Average Effective Maturity	0.55 years
Portfolio Turnover Rate	49%	SEC 30-Day Yield	3.97%
Average Credit Quality	A+	SEC 30-Day Unsubsidized Yield	3.82%
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	53.8%
U.S. Treasury Securities	21.2%
Non-Agency CMBS	10.7%
Asset-Backed Securities	9.2%
Money Market Funds	3.8%
Non-Agency RMBS	0.7%
Municipal Bonds	0.6%

Credit Rating Breakdown*
U.S. Treasury	21.5%
U.S. Agency	0.0%
AAA	22.6%
AA	2.4%
A	18.6%
BBB	34.7%
Below BBB	0.0%
Not Rated	0.2%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Ultra Short Bond Fund	PAGE 1	TSR-SAR-057071714

Baird Short-Term Bond Fund
Institutional Class Shares | BSBIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Short-Term Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSBIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$12,602,984,891	Average Effective Duration	1.86 years
Number of Holdings	507	Average Effective Maturity	2.01 years
Portfolio Turnover Rate	56%	SEC 30-Day Yield	4.26%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	50.7%
U.S. Treasury Securities	32.5%
Non-Agency CMBS	5.3%
Money Market Funds	4.5%
Non-Agency RMBS	3.4%
Asset-Backed Securities	2.7%
Municipal Bonds	0.6%
Other Government Related Securities	0.3%

Credit Rating Breakdown*
U.S. Treasury	33.8%
U.S. Agency	0.0%
AAA	12.2%
AA	3.5%
A	18.6%
BBB	31.4%
Below BBB	0.4%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Bond Fund	PAGE 1	TSR-SAR-057071409

Baird Short-Term Bond Fund
Investor Class Shares | BSBSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Short-Term Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSBSX	$27	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$12,602,984,891	Average Effective Duration	1.86 years
Number of Holdings	507	Average Effective Maturity	2.01 years
Portfolio Turnover Rate	56%	SEC 30-Day Yield	4.01%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	50.7%
U.S. Treasury Securities	32.5%
Non-Agency CMBS	5.3%
Money Market Funds	4.5%
Non-Agency RMBS	3.4%
Asset-Backed Securities	2.7%
Municipal Bonds	0.6%
Other Government Related Securities	0.3%

Credit Rating Breakdown*
U.S. Treasury	33.8%
U.S. Agency	0.0%
AAA	12.2%
AA	3.5%
A	18.6%
BBB	31.4%
Below BBB	0.4%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Bond Fund	PAGE 1	TSR-SAR-057071730

Baird Intermediate Bond Fund
Institutional Class Shares | BIMIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Intermediate Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BIMIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$13,270,246,566	Average Effective Duration	3.73 years
Number of Holdings	887	Average Effective Maturity	4.33 years
Portfolio Turnover Rate	26%	SEC 30-Day Yield	4.30%
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	42.5%
U.S. Treasury Securities	42.1%
Non-Agency RMBS	4.7%
Non-Agency CMBS	4.3%
Money Market Funds	2.9%
Asset-Backed Securities	1.8%
Municipal Bonds	1.3%
Other Government Related Securities	0.3%
Agency CMBS	0.1%
Agency RMBS	0.0%

Credit Rating Breakdown*
U.S. Treasury	43.1%
U.S. Agency	0.1%
AAA	11.8%
AA	4.1%
A	16.1%
BBB	24.7%
Below BBB	0.1%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Intermediate Bond Fund	PAGE 1	TSR-SAR-057071805

Baird Intermediate Bond Fund
Investor Class Shares | BIMSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Intermediate Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BIMSX	$27	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$13,270,246,566	Average Effective Duration	3.73 years
Number of Holdings	887	Average Effective Maturity	4.33 years
Portfolio Turnover Rate	26%	SEC 30-Day Yield	4.05%
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	42.5%
U.S. Treasury Securities	42.1%
Non-Agency RMBS	4.7%
Non-Agency CMBS	4.3%
Money Market Funds	2.9%
Asset-Backed Securities	1.8%
Municipal Bonds	1.3%
Other Government Related Securities	0.3%
Agency CMBS	0.1%
Agency RMBS	0.0%

Credit Rating Breakdown*
U.S. Treasury	43.1%
U.S. Agency	0.1%
AAA	11.8%
AA	4.1%
A	16.1%
BBB	24.7%
Below BBB	0.1%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Intermediate Bond Fund	PAGE 1	TSR-SAR-057071706

Baird Aggregate Bond Fund
Institutional Class Shares | BAGIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Aggregate Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BAGIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$57,866,595,655	Average Effective Duration	5.88 years
Number of Holdings	2,061	Average Effective Maturity	7.88 years
Portfolio Turnover Rate	19%	SEC 30-Day Yield	4.40%
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	38.6%
U.S. Treasury Securities	30.2%
Agency RMBS	17.0%
Non-Agency RMBS	4.8%
Non-Agency CMBS	4.5%
Money Market Funds	2.1%
Asset-Backed Securities	1.5%
Agency CMBS	0.6%
Municipal Bonds	0.4%
Other Government Related Securities	0.3%

Credit Rating Breakdown*
U.S. Treasury	30.7%
U.S. Agency	17.8%
AAA	11.4%
AA	3.3%
A	14.9%
BBB	21.7%
Below BBB	0.2%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Aggregate Bond Fund	PAGE 1	TSR-SAR-057071854

Baird Aggregate Bond Fund
Investor Class Shares | BAGSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Aggregate Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BAGSX	$27	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$57,866,595,655	Average Effective Duration	5.88 years
Number of Holdings	2,061	Average Effective Maturity	7.88 years
Portfolio Turnover Rate	19%	SEC 30-Day Yield	4.15%
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	38.6%
U.S. Treasury Securities	30.2%
Agency RMBS	17.0%
Non-Agency RMBS	4.8%
Non-Agency CMBS	4.5%
Money Market Funds	2.1%
Asset-Backed Securities	1.5%
Agency CMBS	0.6%
Municipal Bonds	0.4%
Other Government Related Securities	0.3%

Credit Rating Breakdown*
U.S. Treasury	30.7%
U.S. Agency	17.8%
AAA	11.4%
AA	3.3%
A	14.9%
BBB	21.7%
Below BBB	0.2%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Aggregate Bond Fund	PAGE 1	TSR-SAR-057071862

Baird Core Plus Bond Fund
Institutional Class Shares | BCOIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Core Plus Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BCOIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,191,296,535	Average Effective Duration	5.68 years
Number of Holdings	2,149	Average Effective Maturity	7.60 years
Portfolio Turnover Rate	20%	SEC 30-Day Yield	4.55%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	47.2%
U.S. Treasury Securities	23.6%
Agency RMBS	13.5%
Non-Agency RMBS	5.5%
Non-Agency CMBS	4.8%
Money Market Funds	2.5%
Asset-Backed Securities	1.5%
Agency CMBS	0.6%
Municipal Bonds	0.6%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	24.1%
U.S. Agency	14.3%
AAA	12.4%
AA	3.1%
A	16.4%
BBB	27.3%
Below BBB	2.3%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Plus Bond Fund	PAGE 1	TSR-SAR-057071870

Baird Core Plus Bond Fund
Investor Class Shares | BCOSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Core Plus Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BCOSX	$27	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,191,296,535	Average Effective Duration	5.68 years
Number of Holdings	2,149	Average Effective Maturity	7.60 years
Portfolio Turnover Rate	20%	SEC 30-Day Yield	4.29%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Corporate Bonds	47.2%
U.S. Treasury Securities	23.6%
Agency RMBS	13.5%
Non-Agency RMBS	5.5%
Non-Agency CMBS	4.8%
Money Market Funds	2.5%
Asset-Backed Securities	1.5%
Agency CMBS	0.6%
Municipal Bonds	0.6%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
U.S. Treasury	24.1%
U.S. Agency	14.3%
AAA	12.4%
AA	3.1%
A	16.4%
BBB	27.3%
Below BBB	2.3%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Plus Bond Fund	PAGE 1	TSR-SAR-057071888

Baird Short-Term Municipal Bond Fund
Institutional Class Shares | BTMIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BTMIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,362,860,929	Average Effective Duration	2.27 years
Number of Holdings	1,835	Average Effective Maturity	2.54 years
Portfolio Turnover Rate	17%	SEC 30-Day Yield	3.16%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	62.3%
General Obligation	26.4%
Pre-Refunded ETM	7.0%
Money Market Funds	2.6%
U.S. Treasury Securities	1.7%

Credit Rating Breakdown*
U.S. Treasury	1.7%
U.S. Agency	0.0%
AAA	13.5%
AA	52.3%
A	15.9%
BBB	9.2%
Below BBB	1.2%
Not Rated	6.2%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Municipal Bond Fund	PAGE 1	TSR-SAR-057071631

Baird Short-Term Municipal Bond Fund
Investor Class Shares | BTMSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BTMSX	$27	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,362,860,929	Average Effective Duration	2.27 years
Number of Holdings	1,835	Average Effective Maturity	2.54 years
Portfolio Turnover Rate	17%	SEC 30-Day Yield	2.91%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	62.3%
General Obligation	26.4%
Pre-Refunded ETM	7.0%
Money Market Funds	2.6%
U.S. Treasury Securities	1.7%

Credit Rating Breakdown*
U.S. Treasury	1.7%
U.S. Agency	0.0%
AAA	13.5%
AA	52.3%
A	15.9%
BBB	9.2%
Below BBB	1.2%
Not Rated	6.2%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Municipal Bond Fund	PAGE 1	TSR-SAR-057071623

Baird Strategic Municipal Bond Fund
Institutional Class Shares | BSNIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSNIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,694,565,242	Average Effective Duration	4.36 years
Number of Holdings	2,167	Average Effective Maturity	4.28 years
Portfolio Turnover Rate	20%	SEC 30-Day Yield	3.38%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	73.6%
General Obligation	20.1%
Pre-Refunded ETM	4.3%
U.S. Treasury Securities	1.9%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.9%
U.S. Agency	0.0%
AAA	11.2%
AA	51.3%
A	21.7%
BBB	8.2%
Below BBB	1.3%
Not Rated	4.4%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Strategic Municipal Bond Fund	PAGE 1	TSR-SAR-057071516

Baird Strategic Municipal Bond Fund
Investor Class Shares | BSNSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSNSX	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$3,694,565,242	Average Effective Duration	4.36 years
Number of Holdings	2,167	Average Effective Maturity	4.28 years
Portfolio Turnover Rate	20%	SEC 30-Day Yield	3.13%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	73.6%
General Obligation	20.1%
Pre-Refunded ETM	4.3%
U.S. Treasury Securities	1.9%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.9%
U.S. Agency	0.0%
AAA	11.2%
AA	51.3%
A	21.7%
BBB	8.2%
Below BBB	1.3%
Not Rated	4.4%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Strategic Municipal Bond Fund	PAGE 1	TSR-SAR-057071524

Baird Quality Intermediate Municipal Bond Fund
Institutional Class Shares | BMBIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMBIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,098,502,962	Average Effective Duration	4.57 years
Number of Holdings	738	Average Effective Maturity	4.67 years
Portfolio Turnover Rate	13%	SEC 30-Day Yield	3.06%
Average Credit Quality	AA+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	37.1%
Pre-Refunded ETM	36.7%
General Obligation	23.9%
Money Market Funds	1.4%
U.S. Treasury Securities	0.9%

Credit Rating Breakdown*
U.S. Treasury	0.9%
U.S. Agency	0.0%
AAA	23.2%
AA	75.6%
A	0.3%
BBB	0.0%
Below BBB	0.0%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Quality Intermediate Municipal Bond Fund	PAGE 1	TSR-SAR-057071607

Baird Quality Intermediate Municipal Bond Fund
Investor Class Shares | BMBSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMBSX	$27	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,098,502,962	Average Effective Duration	4.57 years
Number of Holdings	738	Average Effective Maturity	4.67 years
Portfolio Turnover Rate	13%	SEC 30-Day Yield	2.81%
Average Credit Quality	AA+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	37.1%
Pre-Refunded ETM	36.7%
General Obligation	23.9%
Money Market Funds	1.4%
U.S. Treasury Securities	0.9%

Credit Rating Breakdown*
U.S. Treasury	0.9%
U.S. Agency	0.0%
AAA	23.2%
AA	75.6%
A	0.3%
BBB	0.0%
Below BBB	0.0%
Not Rated	0.0%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Quality Intermediate Municipal Bond Fund	PAGE 1	TSR-SAR-057071508

Baird Core Intermediate Municipal Bond Fund
Institutional Class Shares | BMNIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMNIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,865,878,141	Average Effective Duration	4.95 years
Number of Holdings	4,134	Average Effective Maturity	4.87 years
Portfolio Turnover Rate	11%	SEC 30-Day Yield	3.41%
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	66.7%
General Obligation	27.1%
Pre-Refunded ETM	4.6%
U.S. Treasury Securities	1.5%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.5%
U.S. Agency	0.0%
AAA	10.4%
AA	60.1%
A	17.5%
BBB	6.8%
Below BBB	0.9%
Not Rated	2.8%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Intermediate Municipal Bond Fund	PAGE 1	TSR-SAR-057071656

Baird Core Intermediate Municipal Bond Fund
Investor Class Shares | BMNSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMNSX	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,865,878,141	Average Effective Duration	4.95 years
Number of Holdings	4,134	Average Effective Maturity	4.87 years
Portfolio Turnover Rate	11%	SEC 30-Day Yield	3.16%
Average Credit Quality	AA-
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	66.7%
General Obligation	27.1%
Pre-Refunded ETM	4.6%
U.S. Treasury Securities	1.5%
Money Market Funds	0.1%

Credit Rating Breakdown*
U.S. Treasury	1.5%
U.S. Agency	0.0%
AAA	10.4%
AA	60.1%
A	17.5%
BBB	6.8%
Below BBB	0.9%
Not Rated	2.8%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Intermediate Municipal Bond Fund	PAGE 1	TSR-SAR-057071649

Baird Municipal Bond Fund
Institutional Class Shares | BMQIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Municipal Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMQIX	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$957,935,465	Average Effective Duration	6.58 years
Number of Holdings	994	Average Effective Maturity	6.58 years
Portfolio Turnover Rate	8%	SEC 30-Day Yield	3.69%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	73.1%
General Obligation	24.5%
Pre-Refunded ETM	2.0%
U.S. Treasury Securities	0.2%
Money Market Funds	0.2%

Credit Rating Breakdown*
U.S. Treasury	0.2%
U.S. Agency	0.0%
AAA	9.3%
AA	55.7%
A	21.1%
BBB	7.9%
Below BBB	1.2%
Not Rated	4.6%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Municipal Bond Fund	PAGE 1	TSR-SAR-057071482

Baird Municipal Bond Fund
Investor Class Shares | BMQSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Municipal Bond Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMQSX	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$957,935,465	Average Effective Duration	6.58 years
Number of Holdings	994	Average Effective Maturity	6.58 years
Portfolio Turnover Rate	8%	SEC 30-Day Yield	3.44%
Average Credit Quality	A+
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Security Type Breakdown
Revenue	73.1%
General Obligation	24.5%
Pre-Refunded ETM	2.0%
U.S. Treasury Securities	0.2%
Money Market Funds	0.2%

Credit Rating Breakdown*
U.S. Treasury	0.2%
U.S. Agency	0.0%
AAA	9.3%
AA	55.7%
A	21.1%
BBB	7.9%
Below BBB	1.2%
Not Rated	4.6%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities, the reported credit quality reflects the highest reported rating from an NRSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Municipal Bond Fund	PAGE 1	TSR-SAR-057071490

Baird Mid Cap Growth Fund
Institutional Class Shares | BMDIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Mid Cap Growth Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BMDIX	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$638,459,633	Portfolio Turnover Rate	43%
Number of Holdings	52
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Top 10 Holdings
Woodward, Inc.	3.3%
Twilio, Inc. - Class A	3.0%
Illumina, Inc.	3.0%
Victoria’s Secret & Co.	2.8%
Fastenal Co.	2.7%
XPO, Inc.	2.7%
Hubbell, Inc.	2.6%
Dutch Bros, Inc. - Class A	2.6%
HEICO Corp.	2.4%
Ferguson Enterprises, Inc.	2.4%

Sector Breakdown*
Industrials	36.9%
Consumer Discretionary	20.0%
Health Care	16.5%
Information Technology	14.9%
Consumer Staples	3.4%
Financials	2.3%
Energy	2.0%
Communication Services	1.9%
Money Market Funds	2.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Mid Cap Growth Fund	PAGE 1	TSR-SAR-057071813

Baird Mid Cap Growth Fund
Investor Class Shares | BMDSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Mid Cap Growth Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BMDSX	$57	1.10%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$638,459,633	Portfolio Turnover Rate	43%
Number of Holdings	52
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Top 10 Holdings
Woodward, Inc.	3.3%
Twilio, Inc. - Class A	3.0%
Illumina, Inc.	3.0%
Victoria’s Secret & Co.	2.8%
Fastenal Co.	2.7%
XPO, Inc.	2.7%
Hubbell, Inc.	2.6%
Dutch Bros, Inc. - Class A	2.6%
HEICO Corp.	2.4%
Ferguson Enterprises, Inc.	2.4%

Sector Breakdown*
Industrials	36.9%
Consumer Discretionary	20.0%
Health Care	16.5%
Information Technology	14.9%
Consumer Staples	3.4%
Financials	2.3%
Energy	2.0%
Communication Services	1.9%
Money Market Funds	2.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Mid Cap Growth Fund	PAGE 1	TSR-SAR-057071821

Baird Small/Mid Cap Growth Fund
Institutional Class Shares | BSGIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSGIX	$45	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$77,568,127	Portfolio Turnover Rate	54%
Number of Holdings	60
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Top 10 Holdings
First American Government Obligations Fund - Class U	3.5%
Neurocrine Biosciences, Inc.	3.2%
Curtiss-Wright Corp.	3.2%
Twist Bioscience Corp.	3.0%
Victoria’s Secret & Co.	2.7%
Dutch Bros, Inc. - Class A	2.6%
FTAI Aviation Ltd.	2.5%
Twilio, Inc. - Class A	2.4%
UL Solutions, Inc.	2.2%
Woodward, Inc.	2.2%

Sector Breakdown*
Industrials	26.2%
Health Care	24.6%
Information Technology	17.2%
Consumer Discretionary	16.4%
Financials	6.3%
Consumer Staples	2.7%
Real Estate	1.7%
Energy	1.4%
Money Market Funds	3.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Small/Mid Cap Growth Fund	PAGE 1	TSR-SAR-057071540

Baird Small/Mid Cap Growth Fund
Investor Class Shares | BSGSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSGSX	$58	1.10%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$77,568,127	Portfolio Turnover Rate	54%
Number of Holdings	60
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Top 10 Holdings
First American Government Obligations Fund - Class U	3.5%
Neurocrine Biosciences, Inc.	3.2%
Curtiss-Wright Corp.	3.2%
Twist Bioscience Corp.	3.0%
Victoria’s Secret & Co.	2.7%
Dutch Bros, Inc. - Class A	2.6%
FTAI Aviation Ltd.	2.5%
Twilio, Inc. - Class A	2.4%
UL Solutions, Inc.	2.2%
Woodward, Inc.	2.2%

Sector Breakdown*
Industrials	26.2%
Health Care	24.6%
Information Technology	17.2%
Consumer Discretionary	16.4%
Financials	6.3%
Consumer Staples	2.7%
Real Estate	1.7%
Energy	1.4%
Money Market Funds	3.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Small/Mid Cap Growth Fund	PAGE 1	TSR-SAR-057071532

Baird Equity Opportunity Fund
Institutional Class Shares | BSVIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Equity Opportunity Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | BSVIX	$64	1.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$77,254,101	Portfolio Turnover Rate	36%
Number of Holdings	36
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Top 10 Holdings
First American Government Obligations Fund - Class U	12.1%
NCR Voyix Corp.	7.1%
NeoGenomics, Inc.	5.3%
Sportradar Group AG - Class A	5.3%
RBC Bearings, Inc.	5.1%
HealthEquity, Inc.	4.6%
Norwegian Cruise Line Holdings Ltd.	4.4%
Hayward Holdings, Inc.	4.1%
BILL Holdings, Inc.	4.1%
State Street SPDR S&P Biotech ETF	3.9%

Sector Breakdown*
Information Technology	20.5%
Health Care	20.4%
Industrials	16.3%
Consumer Discretionary	15.7%
Energy	6.6%
Materials	3.5%
Financials	3.1%
Communication Services	1.8%
Money Market Funds	12.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Equity Opportunity Fund	PAGE 1	TSR-SAR-057071748

Baird Equity Opportunity Fund
Investor Class Shares | BSVSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Equity Opportunity Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | BSVSX	$76	1.50%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$77,254,101	Portfolio Turnover Rate	36%
Number of Holdings	36
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Top 10 Holdings
First American Government Obligations Fund - Class U	12.1%
NCR Voyix Corp.	7.1%
NeoGenomics, Inc.	5.3%
Sportradar Group AG - Class A	5.3%
RBC Bearings, Inc.	5.1%
HealthEquity, Inc.	4.6%
Norwegian Cruise Line Holdings Ltd.	4.4%
Hayward Holdings, Inc.	4.1%
BILL Holdings, Inc.	4.1%
State Street SPDR S&P Biotech ETF	3.9%

Sector Breakdown*
Information Technology	20.5%
Health Care	20.4%
Industrials	16.3%
Consumer Discretionary	15.7%
Energy	6.6%
Materials	3.5%
Financials	3.1%
Communication Services	1.8%
Money Market Funds	12.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Equity Opportunity Fund	PAGE 1	TSR-SAR-057071755

Baird Chautauqua International Growth Fund
Institutional Class Shares | CCWIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Chautauqua International Growth Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | CCWIX	$39	0.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,304,212,918	Portfolio Turnover Rate	25%
Number of Holdings	29
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Geographic Breakdown
Japan	15.4%
United States	13.9%
China	12.3%
Canada	10.5%
Taiwan, Province of China	10.0%
Netherlands	9.1%
Singapore	7.7%
Denmark	5.9%
Switzerland	5.1%
Other Countries	10.1%

Top 10 Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
ASML Holding NV	6.6%
Keyence Corp.	5.3%
Waste Connections, Inc.	5.1%
DBS Group Holdings Ltd.	4.6%
Safran SA	4.1%
Recruit Holdings Co. Ltd.	4.0%
FANUC Corp.	4.0%
BeOne Medicines Ltd.	3.9%
Genmab AS	3.9%

Sector Breakdown*
Information Technology	27.6%
Industrials	23.8%
Health Care	15.6%
Consumer Discretionary	12.8%
Financials	10.4%
Utilities	3.5%
Real Estate	3.3%
Money Market Funds	3.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua International Growth Fund	PAGE 1	TSR-SAR-057071557

Baird Chautauqua International Growth Fund
Investor Class Shares | CCWSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Chautauqua International Growth Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | CCWSX	$51	1.05%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,304,212,918	Portfolio Turnover Rate	25%
Number of Holdings	29
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Geographic Breakdown
Japan	15.4%
United States	13.9%
China	12.3%
Canada	10.5%
Taiwan, Province of China	10.0%
Netherlands	9.1%
Singapore	7.7%
Denmark	5.9%
Switzerland	5.1%
Other Countries	10.1%

Top 10 Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
ASML Holding NV	6.6%
Keyence Corp.	5.3%
Waste Connections, Inc.	5.1%
DBS Group Holdings Ltd.	4.6%
Safran SA	4.1%
Recruit Holdings Co. Ltd.	4.0%
FANUC Corp.	4.0%
BeOne Medicines Ltd.	3.9%
Genmab AS	3.9%

Sector Breakdown*
Information Technology	27.6%
Industrials	23.8%
Health Care	15.6%
Consumer Discretionary	12.8%
Financials	10.4%
Utilities	3.5%
Real Estate	3.3%
Money Market Funds	3.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua International Growth Fund	PAGE 1	TSR-SAR-057071565

Baird Chautauqua Global Growth Fund
Institutional Class Shares | CCGIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class Shares | CCGIX	$40	0.80%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$447,368,875	Portfolio Turnover Rate	20%
Number of Holdings	39
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Geographic Breakdown
United States	41.1%
Japan	9.2%
China	8.0%
Canada	7.5%
Netherlands	7.3%
Taiwan, Province of China	6.3%
Singapore	5.3%
Denmark	4.1%
France	3.3%
Other Countries	7.9%

Top 10 Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.3%
ASML Holding NV	5.4%
Incyte Corp.	4.4%
Alphabet, Inc. - Class A	4.2%
Mastercard, Inc. - Class A	4.0%
Amazon.com, Inc.	3.7%
Waste Connections, Inc.	3.7%
Charles Schwab Corp.	3.6%
TJX Cos., Inc.	3.5%
Safran SA	3.3%

Sector Breakdown*
Information Technology	23.9%
Health Care	18.0%
Industrials	16.9%
Consumer Discretionary	15.9%
Financials	15.2%
Communication Services	4.2%
Utilities	2.2%
Real Estate	2.1%
Money Market Funds	1.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua Global Growth Fund	PAGE 1	TSR-SAR-057071581

Baird Chautauqua Global Growth Fund
Investor Class Shares | CCGSX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund   (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bairdassetmanagement.com/funddocuments. You can also request this information by contacting us at 1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class Shares | CCGSX	$52	1.05%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$447,368,875	Portfolio Turnover Rate	20%
Number of Holdings	39
WHAT DID THE FUND INVEST IN?  (% of total investments as of June 30, 2026)

Geographic Breakdown
United States	41.1%
Japan	9.2%
China	8.0%
Canada	7.5%
Netherlands	7.3%
Taiwan, Province of China	6.3%
Singapore	5.3%
Denmark	4.1%
France	3.3%
Other Countries	7.9%

Top 10 Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.3%
ASML Holding NV	5.4%
Incyte Corp.	4.4%
Alphabet, Inc. - Class A	4.2%
Mastercard, Inc. - Class A	4.0%
Amazon.com, Inc.	3.7%
Waste Connections, Inc.	3.7%
Charles Schwab Corp.	3.6%
TJX Cos., Inc.	3.5%
Safran SA	3.3%

Sector Breakdown*
Information Technology	23.9%
Health Care	18.0%
Industrials	16.9%
Consumer Discretionary	15.9%
Financials	15.2%
Communication Services	4.2%
Utilities	2.2%
Real Estate	2.1%
Money Market Funds	1.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua Global Growth Fund	PAGE 1	TSR-SAR-057071573

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a)	The complete Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird Mid Cap Growth Fund, Baird Small/Mid Cap Growth Fund, Baird Equity Opportunity Fund, Baird Chautauqua International Growth Fund, Baird Chautauqua Global Growth Fund (collectively, the “Equity Funds”), Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (collectively, the “Bond Funds”) are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Core Financial Statements and Other Information
Baird Funds

June 30, 2026 (Unaudited)

Taxable Bond Funds

Municipal Bond Funds

Go Green. Go Paperless.

Sign up to receive your Baird Funds' prospectuses and reports online.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.
Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 54.0%
Financials - 23.9%
ABN AMRO Bank NV, 6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026)(a)	$17,625,000	$17,687,073
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	17,886,000	18,000,440
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	8,650,000	8,597,147
3.65%, 07/21/2027 (Callable 04/21/2027)	29,248,000	29,018,515
Athene Global Funding
3.21%, 03/08/2027(a)	18,850,000	18,595,931
5.52%, 03/25/2027(a)	21,488,000	21,609,762
5.35%, 07/09/2027(a)	10,886,000	10,961,069
2.45%, 08/20/2027(a)	18,789,000	18,293,267
Aviation Capital Group LLC
1.95%, 09/20/2026 (Callable 08/20/2026)(a)	22,123,000	22,002,714
4.75%, 04/14/2027(a)	13,051,000	13,064,595
Avolon Holdings Funding Ltd., 3.25%, 02/15/2027 (Callable 12/15/2026)(a)	25,909,000	25,685,964
Banco Santander SA
5.55% to 03/14/2027 then 1 yr. CMT Rate + 1.25%, 03/14/2028 (Callable 03/14/2027)	13,000,000	13,083,485
4.18% to 03/24/2027 then 1 yr. CMT Rate + 2.00%, 03/24/2028 (Callable 03/24/2027)	15,845,000	15,801,169
Bank of America Corp., 1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	94,625,000	94,481,293
Bank of Ireland Group PLC, 2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	70,013,000	69,603,109
Barclays PLC
6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027 (Callable 09/13/2026)	20,853,000	20,930,682
5.67% to 03/12/2027 then SOFR + 1.49%, 03/12/2028 (Callable 03/12/2027)	25,725,000	25,932,355
5.50% to 08/09/2027 then 1 yr. CMT Rate + 2.65%, 08/09/2028 (Callable 08/09/2027)	2,186,000	2,205,393

	Par	Value
BNP Paribas SA
4.63%, 03/13/2027(a)	$4,800,000	$4,803,910
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027)(a)	27,100,000	26,813,308
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027)(a)	2,000,000	1,934,815
BPCE SA
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026)(a)	35,432,000	35,160,426
6.61% to 10/19/2026 then SOFR + 1.98%, 10/19/2027 (Callable 10/19/2026)(a)	10,615,000	10,678,581
Brixmor Operating Partnership LP, 3.90%, 03/15/2027 (Callable 12/15/2026)	9,517,000	9,479,282
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027)(a)	3,524,000	3,513,443
Capital One Financial Corp.
7.15% to 10/29/2026 then SOFR + 2.44%, 10/29/2027 (Callable 10/29/2026)	36,745,000	37,036,315
1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	20,896,000	20,703,478
4.93% (SOFR + 2.06%), 05/10/2028 (Callable 05/10/2027)	12,604,000	12,634,082
CIG CS2 LLC, 4.90%, 10/01/2026	8,125,000	8,115,035
CIG CS3 LLC, 4.90%, 10/01/2026	17,275,000	17,253,812
CIG DS2 LLC, 4.60%, 10/01/2026	42,650,000	42,601,523
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	29,950,000	29,849,001
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028 (Callable 02/24/2027)	65,030,000	64,417,465
Citizens Bank NA/Providence RI, 4.58% to 08/09/2027 then SOFR + 2.00%, 08/09/2028 (Callable 08/09/2027)	6,419,000	6,418,254
CNA Financial Corp., 3.45%, 08/15/2027 (Callable 05/15/2027)	5,566,000	5,496,114
CNO Global Funding, 5.88%, 06/04/2027(a)	48,089,000	48,628,707
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	69,656,000	69,621,550

The accompanying notes are an integral part of these financial statements.

1

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Corebridge Financial, Inc., 3.65%, 04/05/2027 (Callable 03/05/2027)	$64,637,000	$64,217,315
Danske Bank AS, 4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	18,800,000	18,776,702
Deutsche Bank AG
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	4,677,000	4,680,829
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	18,526,000	18,371,216
Deutsche Bank AG/New York NY
2.55% to 01/07/2027 then SOFR + 1.32%, 01/07/2028 (Callable 01/07/2027)	42,983,000	42,557,469
5.71% to 02/08/2027 then SOFR + 1.59%, 02/08/2028 (Callable 02/08/2027)	3,393,000	3,417,089
Digital Realty Trust LP, 3.70%, 08/15/2027 (Callable 05/15/2027)	16,427,000	16,281,280
Extra Space Storage LP, 3.50%, 07/01/2026	41,832,000	41,832,000
Fifth Third Bancorp, 4.06% to 04/25/2027 then SOFR + 1.36%, 04/25/2028 (Callable 04/25/2027)	48,611,000	48,399,266
GATX Corp., 3.25%, 09/15/2026 (Callable 07/31/2026)	5,795,000	5,780,465
Goldman Sachs Group, Inc., 2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	44,050,000	43,519,239
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	36,883,000	36,936,074
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028 (Callable 03/13/2027)	4,675,000	4,657,739
5.60% to 05/17/2027 then SOFR + 1.06%, 05/17/2028 (Callable 05/17/2027)	6,874,000	6,933,566
4.76% to 06/09/2027 then SOFR + 2.11%, 06/09/2028 (Callable 06/09/2027)	7,897,000	7,906,842
5.21% to 08/11/2027 then SOFR + 2.61%, 08/11/2028 (Callable 08/11/2027)	1,500,000	1,510,305
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	10,775,000	10,440,704

	Par	Value
Humana, Inc., 3.95%, 03/15/2027 (Callable 12/15/2026)	$6,463,000	$6,438,484
Huntington National Bank, 4.55% to 05/17/2027 then SOFR + 1.65%, 05/17/2028 (Callable 05/17/2027)	15,677,000	15,673,654
ING Groep NV, 6.08% to 09/11/2026 then SOFR + 1.56%, 09/11/2027 (Callable 09/11/2026)	5,089,000	5,102,992
Jackson National Life Global Funding, 5.55%, 07/02/2027(a)	6,084,000	6,138,351
Jackson National Life Insurance Co., 8.15%, 03/15/2027(a)	8,810,000	8,962,177
Jefferies Financial Group, Inc.
4.50%, 09/15/2026	19,700,000	19,685,616
4.30%, 02/11/2027 (Callable 08/11/2026)	46,850,000	46,772,526
JPMorgan Chase & Co.
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	59,346,000	58,750,696
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028 (Callable 04/26/2027)	35,000,000	34,936,964
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/30/2026)	29,983,000	29,943,662
Liberty Mutual Insurance Co., 7.88%, 10/15/2026(a)	1,020,000	1,028,841
Lloyds Banking Group PLC, 5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027 (Callable 08/07/2026)	30,776,000	30,822,665
Low Income Investment Fund, 3.39%, 07/01/2026	1,000,000	1,000,000
LPL Holdings, Inc., 5.70%, 05/20/2027 (Callable 04/20/2027)	12,106,000	12,198,106
Macquarie Group Ltd.
1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (Callable 09/23/2026)(a)	18,401,000	18,271,298
4.10% to 06/21/2027 then SOFR + 2.13%, 06/21/2028 (Callable 06/21/2027)(a)	23,945,000	23,812,760
Morgan Stanley
2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028 (Callable 01/21/2027)	19,363,000	19,153,132
5.65% to 04/13/2027 then SOFR + 1.01%, 04/13/2028 (Callable 04/13/2027)	50,459,000	50,890,419
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028 (Callable 01/14/2027)	17,801,000	17,844,938

The accompanying notes are an integral part of these financial statements.

2

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
National Bank of Canada, 4.37% (SOFR + 0.64%), 04/30/2028 (Callable 04/30/2027)	$47,700,000	$47,606,849
Nationwide Building Society
4.00%, 09/14/2026(a)	46,248,000	46,200,745
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026)(a)	9,225,000	9,277,334
2.97% to 02/16/2027 then SOFR + 1.29%, 02/16/2028 (Callable 02/16/2027)(a)	12,831,000	12,700,437
Old Republic International Corp., 3.88%, 08/26/2026 (Callable 07/31/2026)	43,316,000	43,269,855
Protective Life Global Funding, 4.34%, 09/13/2027(a)	3,690,000	3,680,249
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(a)	5,540,000	5,479,836
Sammons Financial Group, Inc., 4.45%, 05/12/2027 (Callable 02/12/2027)(a)	22,100,000	22,034,986
Santander UK Group Holdings PLC, 2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	17,880,000	17,674,545
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (Callable 09/15/2026)(a)	7,296,000	7,239,169
Societe Generale SA
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027)(a)	37,931,000	37,565,255
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027)(a)	16,842,000	16,923,992
Standard Chartered PLC
6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (Callable 07/06/2026)(a)	37,904,000	37,911,501
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	5,200,000	5,146,579
6.75% to 02/08/2027 then 1 yr. CMT Rate + 1.85%, 02/08/2028 (Callable 02/08/2027)(a)	19,908,000	20,159,454
5.69% to 05/14/2027 then 1 yr. CMT Rate + 1.05%, 05/14/2028 (Callable 05/14/2027)(a)	5,276,000	5,325,604

	Par	Value
Sumisho Air Lease Corp., 1.88%, 08/15/2026 (Callable 07/15/2026)	$14,232,000	$14,186,170
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	15,075,000	15,232,333
Synchrony Financial, 3.70%, 08/04/2026 (Callable 07/31/2026)	19,007,000	18,979,940
Tanger Properties LP, 3.13%, 09/01/2026 (Callable 07/31/2026)	37,180,000	37,097,027
UBS Group AG, 4.70% to 08/05/2026 then 1 yr. CMT Rate + 2.05%, 08/05/2027 (Callable 08/05/2026)(a)	13,989,000	13,988,559
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	36,447,000	36,180,001
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	42,767,000	43,151,697
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	6,700,000	6,644,001
WP Carey, Inc., 4.25%, 10/01/2026 (Callable 07/29/2026)	18,333,000	18,327,415
Zions Bancorp NA, 4.70% to 08/18/2027 then SOFR + 1.16%, 08/18/2028 (Callable 08/18/2027)	14,340,000	14,315,978
		2,240,657,956
Industrials - 27.5%(b)
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)	56,581,000	56,892,139
Alcon Finance Corp., 2.75%, 09/23/2026 (Callable 07/31/2026)(a)	2,200,000	2,191,438
Allegiance Corp., 7.00%, 10/15/2026	4,925,000	4,963,797
Amcor Flexibles North America, Inc., 3.10%, 09/15/2026 (Callable 07/31/2026)	3,645,000	3,634,897
American Honda Finance Corp.
4.55%, 07/09/2027	32,224,000	32,276,017
4.90%, 07/09/2027	17,746,000	17,818,957
Amrize Finance US LLC, 3.50%, 09/22/2026 (Callable 07/11/2026)	6,987,000	6,974,748
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/31/2026)(a)	31,264,000	31,147,824
4.38%, 08/15/2027 (Callable 07/16/2026)(a)	8,350,000	8,317,292

The accompanying notes are an integral part of these financial statements.

3

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
AT&T, Inc., 2.30%, 06/01/2027 (Callable 04/01/2027)	$9,550,000	$9,364,315
Baxter International, Inc.
2.60%, 08/15/2026 (Callable 07/31/2026)	7,291,000	7,271,463
1.92%, 02/01/2027 (Callable 01/01/2027)	64,018,000	62,956,799
Bayer US Finance LLC, 6.13%, 11/21/2026 (Callable 10/21/2026)(a)	7,345,000	7,382,795
Boeing Co., 6.26%, 05/01/2027 (Callable 04/01/2027)	49,850,000	50,511,990
Campbell’s Co., 5.20%, 03/19/2027	5,090,000	5,121,494
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/31/2026)(a)	11,187,000	11,145,839
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	51,256,000	50,841,395
CNH Industrial Capital LLC, 1.45%, 07/15/2026	63,399,000	63,329,077
Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp., 4.15%, 08/15/2026 (Callable 07/31/2026)(a)	25,755,000	25,727,942
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (Callable 07/15/2026)(a)	19,599,000	19,610,530
Conagra Brands, Inc., 5.30%, 10/01/2026	19,603,000	19,653,456
Concentrix Corp., 6.65%, 08/02/2026 (Callable 07/11/2026)	17,236,000	17,230,556
Cox Communications, Inc., 3.35%, 09/15/2026 (Callable 07/31/2026)(a)	13,284,000	13,251,131
Crown Castle, Inc.
1.05%, 07/15/2026	41,362,000	41,309,482
4.00%, 03/01/2027 (Callable 12/01/2026)	7,001,000	6,982,263
Daimler Truck Finance North America LLC, 4.30%, 08/12/2027(a)	9,000,000	8,980,942
Darden Restaurants, Inc., 3.85%, 05/01/2027 (Callable 02/01/2027)	1,477,000	1,468,567
Dell International LLC / EMC Corp., 4.90%, 10/01/2026 (Callable 08/01/2026)	4,863,000	4,864,997
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	56,951,000	56,681,743

	Par	Value
Element Fleet Management Corp., 5.64%, 03/13/2027 (Callable 02/13/2027)(a)	$18,979,000	$19,109,234
Enbridge, Inc.
4.25%, 12/01/2026 (Callable 09/01/2026)	22,650,000	22,633,719
5.25%, 04/05/2027 (Callable 03/05/2027)	14,585,000	14,667,327
Energy Transfer LP, 4.20%, 04/15/2027 (Callable 01/15/2027)	8,109,000	8,091,675
Equinix, Inc.
2.90%, 11/18/2026 (Callable 09/18/2026)	23,012,000	22,874,786
1.80%, 07/15/2027 (Callable 05/15/2027)	7,550,000	7,340,244
FactSet Research Systems, Inc., 2.90%, 03/01/2027 (Callable 02/01/2027)	2,656,000	2,621,841
Ferguson Finance PLC, 4.25%, 04/20/2027 (Callable 03/20/2027)(a)	2,968,000	2,960,315
Fiserv, Inc.
3.20%, 07/01/2026	2,375,000	2,375,000
2.25%, 06/01/2027 (Callable 04/01/2027)	49,920,000	48,916,231
Flowers Foods, Inc., 3.50%, 10/01/2026 (Callable 07/16/2026)	12,635,000	12,609,662
Ford Motor Credit Co. LLC
5.13%, 11/05/2026	4,500,000	4,505,297
5.80%, 03/05/2027 (Callable 02/05/2027)	9,078,000	9,124,889
5.85%, 05/17/2027 (Callable 04/17/2027)	36,422,000	36,697,355
4.95%, 05/28/2027 (Callable 04/28/2027)	3,828,000	3,830,198
4.13%, 08/17/2027 (Callable 06/17/2027)	15,700,000	15,561,200
Fresenius Medical Care US Finance III, Inc., 1.88%, 12/01/2026 (Callable 11/01/2026)(a)	9,053,000	8,938,787
General Motors Co., 6.80%, 10/01/2027 (Callable 08/01/2027)	7,315,000	7,491,055
General Motors Financial Co., Inc.
4.00%, 10/06/2026 (Callable 07/06/2026)	2,277,000	2,276,886
4.35%, 01/17/2027 (Callable 10/17/2026)	10,450,000	10,439,703
2.35%, 02/26/2027 (Callable 01/26/2027)	7,175,000	7,078,167
2.70%, 08/20/2027 (Callable 06/20/2027)	7,623,000	7,466,801

The accompanying notes are an integral part of these financial statements.

4

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Genuine Parts Co.
0.00%, 07/06/2026(a)(c)	$14,300,000	$14,289,894
0.00%, 08/03/2026(a)(c)	19,075,000	18,994,099
0.00%, 08/10/2026(a)(c)	15,250,000	15,171,682
Glencore Funding LLC, 5.34%, 04/04/2027(a)	25,925,000	26,094,572
Global Payments, Inc., 2.15%, 01/15/2027 (Callable 12/15/2026)	14,463,000	14,275,419
GXO Logistics, Inc., 1.65%, 07/15/2026 (Callable 07/11/2026)	72,258,000	72,153,642
HCA, Inc., 0.00%, 09/28/2026(a)(c)	71,550,000	70,755,795
Hewlett Packard Enterprise Co.
4.05%, 09/15/2027	12,000,000	11,931,969
4.40%, 09/25/2027 (Callable 08/25/2027)	2,613,000	2,607,822
Hyundai Capital America
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	1,148,000	1,141,616
5.95%, 09/21/2026(a)	13,060,000	13,102,778
2.75%, 09/27/2026(a)	2,823,000	2,813,518
5.25%, 01/08/2027(a)	4,708,000	4,727,329
4.85%, 03/25/2027(a)	7,381,000	7,403,014
4.88%, 06/23/2027(a)	4,882,000	4,900,626
5.28%, 06/24/2027(a)	3,097,000	3,117,192
4.30%, 09/24/2027(a)	16,489,000	16,428,474
Icon Investments Six DAC, 5.81%, 05/08/2027 (Callable 04/08/2027)	10,699,000	10,783,193
Illumina, Inc., 4.65%, 09/09/2026	2,833,000	2,833,912
Jabil, Inc., 0.00%, 08/26/2026(a)(c)	70,000,000	69,519,870
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027 (Callable 02/15/2027)	29,635,000	29,732,234
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)	70,413,000	69,921,539
Lennar Corp., 5.00%, 06/15/2027 (Callable 12/15/2026)	6,391,000	6,405,183
LG Energy Solution Ltd., 5.38%, 07/02/2027(a)	3,000,000	3,019,835
LYB Finance Co. BV, 8.10%, 03/15/2027(a)	33,103,000	33,922,827
LYB International Finance II BV, 3.50%, 03/02/2027 (Callable 12/02/2026)	7,925,000	7,870,984
Meritage Homes Corp., 5.13%, 06/06/2027 (Callable 12/06/2026)	20,582,000	20,613,223

	Par	Value
National Fuel Gas Co., 3.95%, 09/15/2027 (Callable 06/15/2027)	$5,000,000	$4,957,866
Nokia Oyj, 4.38%, 06/12/2027	10,922,000	10,874,714
Northwest Pipeline LLC, 4.00%, 04/01/2027 (Callable 01/01/2027)	36,443,000	36,312,963
Oracle Corp., 2.65%, 07/15/2026 (Callable 07/01/2026)	70,213,000	70,159,954
Paramount Global, 2.90%, 01/15/2027 (Callable 10/15/2026)	38,110,000	37,645,769
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35%, 01/12/2027 (Callable 12/12/2026)(a)	4,995,000	5,011,410
4.20%, 04/01/2027 (Callable 01/01/2027)(a)	5,900,000	5,879,282
POSCO, 4.88%, 01/23/2027(a)	33,223,000	33,282,837
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 07/01/2026)(a)	41,131,000	41,104,022
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026)(a)	16,995,000	16,835,060
Rogers Communications, Inc., 3.20%, 03/15/2027 (Callable 02/15/2027)	6,850,000	6,786,577
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027 (Callable 10/15/2026)(a)	2,464,000	2,469,399
SBA Communications Corp., 3.88%, 02/15/2027 (Callable 07/11/2026)	72,184,000	71,774,598
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)	1,955,000	1,961,803
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027)	56,374,000	56,734,783
Sonoco Products Co.
4.45%, 09/01/2026	41,429,000	41,431,634
2.25%, 02/01/2027 (Callable 01/01/2027)	23,477,000	23,189,341
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (Callable 08/01/2027)	4,275,000	4,285,821
Stellantis Finance US, Inc., 1.71%, 01/29/2027 (Callable 12/29/2026)(a)	45,068,000	44,277,811
Stellantis Financial Services US Corp., 0.00%, 11/12/2026(a)(c)	26,350,000	25,889,041
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	22,693,000	22,576,538

The accompanying notes are an integral part of these financial statements.

5

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/11/2026)	$72,427,000	$72,211,830
Telefonica Emisiones SA, 4.10%, 03/08/2027	11,810,000	11,762,812
TELUS Corp.
0.00%, 07/16/2026(a)(c)	42,600,000	42,519,128
0.00%, 10/06/2026(a)(c)	16,375,000	16,177,349
2.80%, 02/16/2027 (Callable 11/16/2026)	11,366,000	11,243,973
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 05/09/2027 (Callable 02/09/2027)	29,695,000	29,670,549
Toll Brothers Finance Corp., 4.88%, 03/15/2027 (Callable 12/15/2026)	8,034,000	8,045,938
Triton Container International Ltd. / TAL International Container Corp., 0.00%, 09/14/2026(a)(c)	12,640,000	12,522,304
Tyson Foods, Inc., 3.55%, 06/02/2027 (Callable 03/02/2027)	15,717,000	15,588,812
Universal Health Services, Inc., 1.65%, 09/01/2026 (Callable 08/01/2026)	46,879,000	46,686,505
Var Energi ASA, 5.00%, 05/18/2027 (Callable 04/18/2027)(a)	809,000	811,112
Viatris, Inc., 2.30%, 06/22/2027 (Callable 04/22/2027)	66,769,000	65,200,336
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026 (Callable 07/11/2026)(a)	10,263,000	10,256,844
4.25%, 12/01/2026 (Callable 07/11/2026)(a)	55,927,000	55,819,323
5.75%, 02/01/2027 (Callable 11/01/2026)(a)	1,000,000	1,002,614
3.75%, 02/15/2027 (Callable 07/31/2026)(a)	2,075,000	2,062,108
VMware LLC, 1.40%, 08/15/2026 (Callable 07/15/2026)	22,311,000	22,226,215
Volkswagen Group of America Finance LLC
4.90%, 08/14/2026(a)	2,655,000	2,656,175
5.70%, 09/12/2026(a)	38,187,000	38,275,354
3.20%, 09/26/2026(a)	21,516,000	21,444,307
6.00%, 11/16/2026(a)	6,525,000	6,561,446
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026 (Callable 08/15/2026)	19,000,000	18,926,895

	Par	Value
Woodside Finance Ltd., 3.70%, 09/15/2026 (Callable 07/31/2026)(a)	$18,788,000	$18,750,757
		2,573,910,407
Utilities - 2.6%
Black Hills Corp., 3.15%, 01/15/2027 (Callable 07/31/2026)	5,094,000	5,059,325
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (Callable 07/05/2027)(a)	15,000,000	14,993,139
Duke Energy Corp., 2.65%, 09/01/2026 (Callable 07/31/2026)	10,897,000	10,866,525
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (Callable 05/01/2027)(a)	4,650,000	4,596,440
Essential Utilities, Inc., 4.80%, 08/15/2027 (Callable 07/15/2027)	18,385,000	18,441,222
Eversource Energy, 4.60%, 07/01/2027 (Callable 06/01/2027)	1,198,000	1,198,949
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	31,104,000	30,819,348
FirstEnergy Corp., 3.90%, 07/15/2027 (Callable 04/15/2027)	17,188,000	17,089,713
Fortis, Inc., 3.06%, 10/04/2026 (Callable 07/31/2026)	5,186,000	5,166,680
ITC Holdings Corp., 4.95%, 09/22/2027 (Callable 08/22/2027)(a)	1,250,000	1,253,257
KeySpan Gas East Corp., 2.74%, 08/15/2026 (Callable 07/31/2026)(a)	16,182,000	16,147,128
New York State Electric & Gas Corp., 3.25%, 12/01/2026 (Callable 09/01/2026)(a)	2,125,000	2,115,323
RWE AG, 0.00%, 04/20/2027(a)(c)	73,600,000	70,965,679
Vistra Operations Co. LLC
5.05%, 12/30/2026(a)	14,869,000	14,878,918
3.70%, 01/30/2027 (Callable 11/30/2026)(a)	1,511,000	1,501,163
5.00%, 07/31/2027 (Callable 07/11/2026)(a)	21,999,000	21,983,504
Xcel Energy, Inc., 1.75%, 03/15/2027 (Callable 02/15/2027)	10,000,000	9,816,704
		246,893,017
TOTAL CORPORATE BONDS (Cost $5,062,698,576)		5,061,461,380

The accompanying notes are an integral part of these financial statements.

6

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
U.S. TREASURY SECURITIES - 21.3%
United States Treasury Note/Bond
3.75%, 08/31/2026	$140,000,000	$139,980,750
4.13%, 10/31/2026	365,000,000	365,205,312
4.25%, 11/30/2026	135,000,000	135,178,242
4.25%, 12/31/2026	235,000,000	235,312,108
4.13%, 01/31/2027	140,000,000	140,087,318
4.13%, 02/28/2027	170,000,000	170,114,385
3.75%, 04/30/2027	415,000,000	413,897,656
3.88%, 05/31/2027	400,000,000	399,175,000
TOTAL U.S. TREASURY SECURITIES (Cost $2,002,336,929)		1,998,950,771
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.7%
BANK-2017, Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	15,395,000	15,152,275
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	45,700,000	45,336,877
Series 2022-C14, Class A1, 1.73%, 02/15/2055 (Callable 02/15/2032)	1,364,385	1,355,862
Benchmark Mortgage Trust, Series 2020-B19, Class A3, 1.79%, 09/15/2053 (Callable 10/15/2030)	1,100,000	1,087,501
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/2050 (Callable 12/15/2027)(d)	4,500,000	4,406,154
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3, 3.22%, 11/10/2049 (Callable 11/10/2026)(d)	43,820,000	43,654,487
Series 2016-C7, Class A3, 3.84%, 12/10/2054 (Callable 12/10/2026)	5,170,000	5,148,105
Series 2017-C8, Class A4, 3.57%, 06/15/2050 (Callable 05/15/2027)	3,116,000	3,083,634
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 06/10/2028)	10,489,255	10,290,377
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 11/10/2029)	18,512,343	18,398,408
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)	7,130,114	7,112,289

	Par	Value
Series 2016-GC36, Class A5, 3.62%, 02/10/2049 (Callable 11/10/2030)	$500,607	$493,093
Series 2016-P4, Class A4, 2.90%, 07/10/2049 (Callable 07/10/2026)	3,526,977	3,522,631
Series 2016-P5, Class A4, 2.94%, 10/10/2049 (Callable 10/10/2026)	18,387,462	18,065,866
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (Callable 01/10/2027)(d)	736,000	730,261
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)	1,634,063	1,627,020
Series 2017-CD4, Class A4, 3.51%, 05/10/2050 (Callable 05/10/2027)(d)	11,618,000	11,509,874
Series 2017-CD5, Class A4, 3.43%, 08/15/2050 (Callable 07/15/2027)	6,980,000	6,874,687
Commercial Mortgage Pass Through Certificates
Series 2014-UBS5, Class AM, 4.19%, 09/10/2047 (Callable 09/10/2026)(d)	11,602,137	11,422,072
Series 2016-COR1, Class A4, 3.09%, 10/10/2049 (Callable 08/10/2027)	39,230,016	39,047,385
Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	38,615,000	38,149,365
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	6,385,672	6,374,407
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)	3,675,000	3,648,377
Series 2016-NXS6, Class A4, 2.92%, 11/15/2049 (Callable 10/15/2026)	27,022,251	26,977,415
Series 2017-C41, Class A4, 3.47%, 11/15/2050 (Callable 11/15/2027)	13,500,000	13,265,626
Series 2017-RB1, Class A5, 3.64%, 03/15/2050 (Callable 04/15/2027)	24,300,000	23,956,583
Credit Suisse Mortgage Capital Certificates, Series 2016-NXSR, Class A4, 3.79%, 12/15/2049 (Callable 12/15/2026)(d)	1,257,181	1,252,796

The accompanying notes are an integral part of these financial statements.

7

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	$5,004,820	$4,988,740
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	24,865,000	24,491,080
Series 2017-C8, Class ASB, 3.19%, 06/15/2050 (Callable 06/15/2027)	2,139,989	2,128,239
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (Callable 11/15/2027)(d)	4,057,625	3,956,429
Series 2017-CX9, Class A5, 3.45%, 09/15/2050 (Callable 09/15/2027)	7,285,000	7,176,990
Series 2018-CX11, Class A4, 3.77%, 04/15/2051 (Callable 04/15/2028)	1,180,259	1,168,794
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	7,105,000	7,032,542
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 04/10/2028)	12,319,176	11,935,639
Series 2016-GS3, Class A4, 2.85%, 10/10/2049 (Callable 10/10/2026)	9,145,804	9,122,939
Series 2016-GS4, Class A4, 3.44%, 11/10/2049 (Callable 11/10/2026)(d)	6,275,000	6,252,046
Series 2017-GS6, Class A3, 3.43%, 05/10/2050 (Callable 05/10/2027)	25,439,000	25,100,654
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	6,565,000	6,461,157
JP Morgan Chase Commercial Mortgage Securities
Series 2015-JP1, Class A5, 3.91%, 01/15/2049 (Callable 11/15/2027)	4,050,868	3,998,699
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	235,262	234,755
Series 2016-JP3, Class A5, 2.87%, 08/15/2049 (Callable 09/15/2026)	12,890,592	12,852,735
Series 2016-JP4, Class A4, 3.65%, 12/15/2049 (Callable 04/15/2027)(d)	7,025,000	6,987,372
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	58,418,790	57,950,832

	Par	Value
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)	$22,975,000	$22,677,864
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	1,365,790	1,346,022
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	1,604,285	1,564,453
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	8,110,518	8,029,413
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	74,794	73,859
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 07/15/2026)	27,697,920	26,839,561
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 07/15/2026)	5,751,052	5,664,729
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	26,722,613	26,554,309
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	37,025,000	36,643,431
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	16,678,000	16,404,141
Ladder Capital Commercial Mortgage Securities LLC, Series 2017-LC26, Class A4, 3.55%, 07/12/2050 (Callable 07/10/2027)(a)	28,880,000	28,507,442
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4, 3.31%, 04/15/2048 (Callable 11/15/2027)	752,075	740,786
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	20,447,480	20,377,065
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	8,478,086	8,452,755
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	6,287,358	6,253,113
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)	18,699,053	18,608,140

The accompanying notes are an integral part of these financial statements.

8

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class A4, 3.05%, 11/15/2049 (Callable 11/15/2026)	$1,980,000	$1,953,385
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	69,055,000	68,620,547
Series 2017-H1, Class A4, 3.26%, 06/15/2050 (Callable 06/15/2027)	24,184,421	23,947,685
Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	52,549,000	51,955,333
Series 2017-HR2, Class A3, 3.33%, 12/15/2050 (Callable 12/15/2027)	28,546,398	27,968,085
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)	1,497,168	1,495,268
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.46%, 06/15/2050 (Callable 06/15/2027)	21,093,210	20,840,425
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	21,780,000	21,424,161
Series 2017-C6, Class A5, 3.58%, 12/15/2050 (Callable 12/15/2027)	3,495,000	3,427,440
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,001,917,474)		1,004,152,481
ASSET-BACKED SECURITIES - 9.3%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.68%, 05/17/2032 (Callable 12/15/2027)(a)	3,147,671	3,180,246
Series 2024-B, Class A2, 4.97%, 09/15/2032 (Callable 06/15/2028)(a)	12,930,696	12,980,983
Series 2025-A, Class A2, 4.45%, 06/15/2033 (Callable 10/15/2028)(a)	12,995,118	12,982,171
Series 2025-B, Class A2, 4.31%, 09/15/2033 (Callable 10/15/2028)(a)	4,785,742	4,765,687
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95%, 01/11/2029 (Callable 01/11/2029)(a)	14,480,140	14,459,697

	Par	Value
Bank of America Auto Trust, Series 2026-1A, Class A2A, 4.10%, 11/15/2028 (Callable 11/15/2028)(a)	$8,150,000	$8,135,365
CarMax Auto Owner Trust
Series 2023-1, Class A3, 4.75%, 10/15/2027 (Callable 03/15/2027)	1,070,081	1,070,452
Series 2026-2, Class A2A, 4.11%, 08/15/2029 (Callable 08/15/2029)	11,175,000	11,152,375
Chase Auto Owner Trust
Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 05/25/2028)(a)	5,477,162	5,507,333
Series 2025-1A, Class A2, 4.40%, 07/25/2028 (Callable 07/25/2028)(a)	7,834,504	7,839,223
Series 2026-1A, Class A2, 4.25%, 07/25/2029 (Callable 07/25/2029)(a)	34,800,000	34,783,366
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (Callable 05/22/2027)(a)	151,549	151,612
DLLAD LLC
Series 2024-1A, Class A2, 5.50%, 08/20/2027 (Callable 08/20/2027)(a)	543,254	543,862
Series 2025-1A, Class A2, 4.46%, 11/20/2028 (Callable 11/20/2028)(a)	8,248,752	8,253,775
DLLMT LLC, Series 2026-1A, Class A2, 4.03%, 07/20/2028 (Callable 07/20/2028)(a)	4,500,000	4,488,245
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	67,217,000	67,446,479
Ford Credit Auto Owner Trust, Series 2021-2, Class A, 1.53%, 05/15/2034 (Callable 11/15/2026)(a)	13,738,000	13,603,644
Ford Credit Floorplan LLC, Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	65,512,000	65,481,943
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029(a)	33,515,000	33,701,484
GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.17%, 06/12/2034 (Callable 09/11/2026)(a)	9,250,000	9,199,243
GreatAmerica Leasing Receivables
Series 2024-1, Class A3, 4.98%, 01/18/2028 (Callable 01/18/2028)(a)	8,801,324	8,829,874

The accompanying notes are an integral part of these financial statements.

9

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2024-2, Class A2, 5.28%, 03/15/2027 (Callable 03/15/2027)(a)	$1,630,864	$1,633,052
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.67%, 06/21/2028 (Callable 03/21/2027)	1,895,850	1,907,510
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 11/20/2027)(a)	2,236,759	2,256,064
Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.54%, 10/16/2028 (Callable 01/15/2028)	11,281,647	11,344,947
IPFS Corp.
Series 2023-C, Class A, 5.52%, 10/15/2028(a)	25,946,000	26,039,751
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	31,842,000	31,954,956
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	11,108,000	11,193,178
M&T Equipment Notes, Series 2024-1A, Class A2, 4.99%, 08/18/2031 (Callable 07/16/2028)(a)	2,776,530	2,779,323
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80%, 04/16/2029 (Callable 03/15/2028)	22,480,299	22,546,848
Nissan Auto Receivables 2025-A Owner Trust, Series 2025-A, Class A2A, 4.50%, 02/15/2028 (Callable 02/15/2028)	11,827,342	11,841,199
Nissan Auto Receivables Owner Trust, Series 2026-A, Class A2A, 4.19%, 03/15/2029 (Callable 03/15/2029)	23,650,000	23,637,849
Nissan Master Owner Trust Receivables, Series 2024-B, Class A, 5.05%, 02/15/2029(a)	72,935,000	73,239,081
PHH Arval, Series 2023-2A, Class A1, 6.16%, 10/15/2035 (Callable 09/15/2026)(a)	3,315,256	3,322,767
SFS Auto Receivables Securitization Trust
Series 2025-3A, Class A2, 4.11%, 03/20/2029 (Callable 03/20/2029)(a)	27,724,756	27,709,777
Series 2026-2A, Class A2A, 4.27%, 10/22/2029 (Callable 10/22/2029)(a)	31,500,000	31,475,178

	Par	Value
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/2034 (Callable 12/25/2027)(a)	$3,369,249	$3,373,950
Series 2025-2, Class A, 4.82%, 06/25/2034 (Callable 06/25/2028)(a)	3,943,963	3,949,167
Series 2025-4, Class A, 4.24%, 08/25/2035 (Callable 09/25/2028)(a)	2,093,474	2,090,911
Series 2026-1, Class A, 4.06%, 12/26/2035 (Callable 03/25/2029)(a)	22,799,042	22,727,175
Series 2026-2, Class A, 4.27%, 03/25/2036 (Callable 09/25/2029)(a)	11,535,749	11,520,365
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2, 4.63%, 07/20/2027 (Callable 07/20/2027)(a)	21,832,355	21,856,895
Series 2025-BA, Class A2, 4.31%, 05/22/2028 (Callable 04/20/2028)(a)	20,336,204	20,332,655
Synchrony Bank
Series 2023-A1, Class A, 5.54%, 07/15/2029	72,424,000	72,475,450
Series 2024-A1, Class A, 5.04%, 03/15/2030	27,989,000	28,130,218
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2026)(a)(d)	2,400,578	2,371,167
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 04/25/2035 (Callable 04/25/2027)(a)	27,573,000	27,456,283
US Bancorp, Series 2023-1, Class B, 6.79%, 08/25/2032 (Callable 11/25/2026)(a)	818,354	822,780
USAA Auto Owner Trust, Series 2025-A, Class A2, 3.98%, 03/15/2028 (Callable 03/15/2028)(a)	11,474,622	11,469,965
WFN Credit Co. LLC, Series 2024-A, Class A, 5.47%, 02/15/2031	30,026,000	30,282,074
TOTAL ASSET-BACKED SECURITIES (Cost $870,137,621)		870,297,594

The accompanying notes are an integral part of these financial statements.

10

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.7%
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 07/25/2026)(a)(d)	$1,707,042	$1,662,019
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 07/25/2026)(a)(d)	3,110,752	3,018,253
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2026)(a)(d)	6,525,108	6,296,687
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	9,209,577	9,169,076
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	37,832,070	37,579,893
Starwood Mortgage Residential Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 07/25/2026)(a)(d)	3,899,515	3,661,909
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 06/25/2028)(a)(d)	1,618,008	1,592,404
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 11/25/2029)(a)(d)	2,286,604	2,263,064
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 06/25/2033)(a)(d)	582,847	580,917
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $66,587,678)		65,824,222
MUNICIPAL BONDS - 0.6%
Central Plains Energy Project, 5.45%, 08/01/2026	1,150,000	1,150,635
City of New Orleans LA, 4.90%, 12/01/2026	3,250,000	3,248,325
City of Newark NJ, 4.75%, 05/05/2027	20,000,000	19,971,502
City of Riverside OH, 5.38%, 02/23/2027	2,500,000	2,506,216
City of West Carrollton OH, 4.85%, 05/01/2027	5,005,000	4,995,185
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 07/22/2026)(a)	15,295,000	15,297,264
Township of Weehawken NJ, 5.38%, 10/29/2026	9,047,000	9,073,675
TOTAL MUNICIPAL BONDS (Cost $56,305,148)		56,242,802

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.8%
First American Government Obligations Fund - Class U, 3.59%(e)	355,561,109	$355,561,109
TOTAL MONEY MARKET FUNDS (Cost $355,561,109)		355,561,109
TOTAL INVESTMENTS - 100.4% (Cost $9,415,544,535)		$9,412,490,359
Liabilities in Excess of Other Assets - (0.4)%		(41,509,424)
TOTAL NET ASSETS - 100.0%		$9,370,980,935

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities totals $2,432,780,836 or 26.0% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Zero coupon bonds make no periodic interest payments.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

11

Baird Ultra Short Bond Fund
Summary of Fair Value Disclosure
as of June 30, 2026 (Unaudited)
Baird Ultra Short Bond Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$5,061,461,380	$—	$5,061,461,380
U.S. Treasury Securities	—	1,998,950,771	—	1,998,950,771
Non-Agency Commercial Mortgage-Backed Securities	—	1,004,152,481	—	1,004,152,481
Asset-Backed Securities	—	870,297,594	—	870,297,594
Non-Agency Residential Mortgage-Backed Securities	—	65,824,222	—	65,824,222
Municipal Bonds	—	56,242,802	—	56,242,802
Money Market Funds	355,561,109	—	—	355,561,109
Total Investments	$355,561,109	$9,056,929,250	$—	$9,412,490,359

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

12

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 52.4%
Financials - 21.8%
ABN AMRO Bank NV, 4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	$4,150,000	$4,172,616
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/15/2027 (Callable 08/15/2027)	7,300,000	7,303,030
5.75%, 06/06/2028 (Callable 05/06/2028)	23,000,000	23,445,342
4.13%, 02/28/2029 (Callable 01/28/2029)	12,000,000	11,826,007
AIB Group PLC, 6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	37,724,000	39,138,419
Aircastle Ltd.
2.85%, 01/26/2028 (Callable 11/26/2027)(a)	23,114,000	22,411,763
6.50%, 07/18/2028 (Callable 06/18/2028)(a)	22,700,000	23,366,656
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029 (Callable 05/15/2028)	20,000,000	20,275,541
American National Global Funding
4.63%, 12/15/2028(a)	34,950,000	34,575,423
5.00%, 06/22/2029(a)	26,150,000	26,067,885
Athene Global Funding
5.58%, 01/09/2029(a)	7,062,000	7,163,582
5.13%, 06/01/2029(a)	19,051,000	19,087,225
Aviation Capital Group LLC
4.75%, 04/14/2027(a)	20,629,000	20,650,489
3.50%, 11/01/2027 (Callable 07/01/2027)(a)	20,035,000	19,703,983
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	5,000,000	5,113,175
Avolon Holdings Funding Ltd., 4.20%, 04/15/2029 (Callable 03/15/2029)(a)	31,575,000	31,009,212
Banco Santander SA
4.18% to 03/24/2027 then 1 yr. CMT Rate + 2.00%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,958,506
5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028 (Callable 07/15/2027)	5,000,000	5,040,163
Bank of America Corp.
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	25,000,000	24,731,558

	Par	Value
4.48% (SOFR + 0.87%), 04/23/2030 (Callable 04/23/2029)	$20,000,000	$19,873,868
Bank of Ireland Group PLC, 5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	23,400,000	23,891,040
Bank of Montreal, 4.34% (SOFR + 0.89%), 03/19/2030 (Callable 03/19/2029)	21,000,000	20,807,721
Bank of New York Mellon, 4.73% to 04/20/2028 then SOFR + 1.14%, 04/20/2029 (Callable 04/20/2028)	21,700,000	21,791,478
Bank of Nova Scotia, 4.40% to 09/08/2027 then SOFR + 1.00%, 09/08/2028 (Callable 09/08/2027)	47,225,000	47,156,432
Banque Federative du Credit Mutuel SA, 5.19%, 02/16/2028(a)	28,700,000	28,977,980
Barclays PLC
5.50% to 08/09/2027 then 1 yr. CMT Rate + 2.65%, 08/09/2028 (Callable 08/09/2027)	30,000,000	30,266,150
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)	23,750,000	23,875,293
4.22% to 05/24/2029 then SOFR + 0.93%, 05/24/2030 (Callable 05/24/2029)	7,600,000	7,471,176
BNP Paribas SA
4.63%, 03/13/2027(a)	1,300,000	1,301,059
3.50%, 11/16/2027(a)	5,000,000	4,937,128
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028)(a)	42,000,000	42,035,839
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030 (Callable 05/20/2029)(a)	10,000,000	10,179,560
BPCE SA
3.50%, 10/23/2027(a)	30,602,000	30,188,636
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028)(a)	3,125,000	3,247,711
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(a)	30,000,000	30,181,690
Brown & Brown, Inc., 4.70%, 06/23/2028 (Callable 05/23/2028)	13,397,000	13,390,602
Canadian Imperial Bank of Commerce, 4.72% (SOFR + 0.67%), 06/16/2029 (Callable 06/16/2028)	45,500,000	45,551,885

The accompanying notes are an integral part of these financial statements.

13

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027)(a)	$15,000,000	$14,955,066
Capital One Financial Corp., 6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	31,000,000	31,876,860
Capital One NA, 5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	16,000,000	16,311,051
Centene Corp.
4.25%, 12/15/2027 (Callable 07/16/2026)	22,159,000	22,042,632
2.45%, 07/15/2028 (Callable 05/15/2028)	15,000,000	14,254,076
Citigroup, Inc., 4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	45,000,000	45,108,115
Citizens Bank NA/Providence RI, 4.19% to 01/29/2028 then SOFR + 0.70%, 01/29/2029 (Callable 01/29/2028)	22,625,000	22,441,024
CNO Global Funding
5.88%, 06/04/2027(a)	35,000,000	35,392,808
4.88%, 12/10/2027(a)	8,500,000	8,502,817
4.38%, 09/08/2028(a)	11,000,000	10,875,189
Cooperatieve Rabobank UA
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	2,500,000	2,503,597
5.45% to 03/05/2029 then 1 yr. CMT Rate + 1.12%, 03/05/2030 (Callable 03/05/2029)(a)	9,350,000	9,515,453
Corebridge Global Funding, 4.65%, 08/20/2027(a)	14,500,000	14,515,622
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028)(a)	8,600,000	8,667,004
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	1,000,000	1,032,625
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	1,392,000	1,390,275
4.66% to 03/27/2028 then 1 yr. CMT Rate + 0.75%, 03/27/2029 (Callable 03/27/2028)(a)	33,500,000	33,494,726

	Par	Value
Deutsche Bank AG/New York NY
5.37% to 01/10/2028 then SOFR + 1.21%, 01/10/2029 (Callable 01/10/2028)	$24,000,000	$24,234,345
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	11,500,000	11,845,485
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	30,129,000	30,557,293
Equitable America Global Funding, 4.30%, 12/15/2028(a)	24,300,000	24,046,889
Extra Space Storage LP, 3.88%, 12/15/2027 (Callable 09/15/2027)	34,960,000	34,675,713
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	12,700,000	12,719,892
5.70%, 03/14/2028(a)	13,000,000	13,246,981
First-Citizens Bank & Trust Co., 5.10% to 07/13/2028 then SOFR + 1.15%, 07/13/2029 (Callable 07/13/2028)	22,650,000	22,681,278
Goldman Sachs Group, Inc.
4.94% (SOFR + 1.32%), 04/23/2028 (Callable 04/23/2027)	15,000,000	15,042,733
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	35,000,000	34,450,214
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	10,000,000	9,913,151
4.59% (SOFR + 0.99%), 04/20/2030 (Callable 04/20/2029)	11,000,000	10,937,915
Host Hotels & Resorts LP, 4.25%, 12/15/2028 (Callable 11/15/2028)	13,975,000	13,825,929
HSBC Holdings PLC
5.60% to 05/17/2027 then SOFR + 1.06%, 05/17/2028 (Callable 05/17/2027)	7,000,000	7,060,657
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	24,300,000	24,460,774
4.40% to 03/10/2029 then SOFR + 0.99%, 03/10/2030 (Callable 03/10/2029)	19,150,000	18,946,915
ING Groep NV
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	4,988,000	4,969,449
4.86% to 03/25/2028 then SOFR + 1.01%, 03/25/2029 (Callable 03/25/2028)	10,312,000	10,351,944

The accompanying notes are an integral part of these financial statements.

14

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Jackson National Life Global Funding
4.85%, 06/23/2028(a)	$30,000,000	$29,911,408
4.80%, 04/09/2029(a)	30,000,000	29,824,776
Jefferies Financial Group, Inc.
6.45%, 06/08/2027	2,380,000	2,417,027
5.88%, 07/21/2028 (Callable 06/21/2028)	32,695,000	33,325,376
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	10,000,000	9,997,041
4.20% to 07/23/2028 then 3 mo. Term SOFR + 1.52%, 07/23/2029 (Callable 07/23/2028)	8,000,000	7,931,513
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	13,000,000	13,395,855
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028)(a)	41,951,000	42,682,032
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029)(a)	7,000,000	7,023,735
Liberty Mutual Group, Inc., 4.57%, 02/01/2029(a)	26,964,000	26,820,185
Liberty Mutual Insurance Co., 7.88%, 10/15/2026(a)	14,335,000	14,459,255
Lincoln Financial Global Funding, 4.20%, 01/12/2029(a)	19,000,000	18,734,922
Lloyds Banking Group PLC
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	28,000,000	28,192,111
4.82% to 06/13/2028 then 1 yr. CMT Rate + 0.83%, 06/13/2029 (Callable 06/13/2028)	9,930,000	9,943,577
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	30,000,000	30,228,249
4.63%, 11/15/2027 (Callable 07/11/2026)(a)	20,927,000	20,824,847
4.90%, 04/03/2028 (Callable 03/03/2028)	3,000,000	3,001,675
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (Callable 02/27/2028)(a)	20,000,000	20,058,801

	Par	Value
Macquarie Group Ltd.
4.10% to 06/21/2027 then SOFR + 2.13%, 06/21/2028 (Callable 06/21/2027)(a)	$15,318,000	$15,233,404
3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (Callable 11/28/2027)(a)	23,300,000	22,992,457
Manufacturers & Traders Trust Co.
4.76% to 07/06/2027 then SOFR + 0.95%, 07/06/2028 (Callable 07/06/2027)	26,500,000	26,539,242
4.55% to 04/18/2029 then SOFR + 0.94%, 04/18/2030 (Callable 04/18/2029)	33,850,000	33,622,346
Marex Group PLC, 5.83%, 05/08/2028 (Callable 04/08/2028)	25,000,000	25,173,075
Mitsubishi UFJ Financial Group, Inc., 4.59% to 04/18/2029 then 1 yr. CMT Rate + 0.78%, 04/18/2030 (Callable 04/18/2029)	17,450,000	17,363,696
Mizuho Financial Group, Inc., 4.78% to 07/13/2029 then 1 yr. CMT Rate + 0.68%, 07/13/2030 (Callable 07/13/2029)	61,000,000	60,889,942
Morgan Stanley
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	11,000,000	11,086,703
4.13% to 10/18/2028 then SOFR + 0.91%, 10/18/2029 (Callable 10/18/2028)	14,500,000	14,302,075
4.24% (SOFR + 0.80%), 01/09/2030 (Callable 01/09/2029)	5,000,000	4,934,697
4.56% (SOFR + 0.96%), 04/10/2030 (Callable 04/10/2029)	20,000,000	19,873,152
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	19,800,000	19,966,028
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029(a)	5,790,000	5,781,865
National Bank of Canada, 4.17% to 01/20/2028 then SOFR + 0.76%, 01/20/2029 (Callable 01/20/2028)	45,000,000	44,702,942
Nationwide Building Society
4.30% to 03/08/2028 then 3 mo. LIBOR USD + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(b)	5,655,000	5,625,648

The accompanying notes are an integral part of these financial statements.

15

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028)(a)	$19,000,000	$18,992,657
NatWest Group PLC
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029 (Callable 05/18/2028)(b)	24,000,000	24,065,017
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	5,085,000	5,196,611
Nomura Holdings, Inc.
5.84%, 01/18/2028	31,200,000	31,744,951
5.00%, 06/29/2029	27,150,000	27,215,217
Pinnacle Bank/Nashville TN, 5.63%, 02/15/2028 (Callable 01/15/2028)	15,372,000	15,529,511
Principal Financial Group, Inc., 4.11%, 02/15/2028 (Callable 11/15/2027)(a)	4,700,000	4,662,589
Principal Life Global Funding II, 4.60%, 08/19/2027(a)	17,750,000	17,789,626
Regions Bank/Birmingham AL, 4.76% to 07/27/2028 then SOFR + 0.81%, 07/27/2029 (Callable 07/27/2028)	60,700,000	60,721,904
Sammons Financial Group Global Funding, 5.05%, 01/10/2028(a)	40,000,000	40,087,389
Santander Holdings USA, Inc., 5.04% (SOFR + 1.10%), 06/05/2030 (Callable 06/05/2029)	4,000,000	3,999,113
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,000,000	4,942,546
3.82% to 11/03/2027 then 3 mo. LIBOR USD + 1.40%, 11/03/2028 (Callable 11/03/2027)(b)	2,500,000	2,471,571
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)	28,000,000	27,706,660
SMBC Aviation Capital Finance DAC
2.30%, 06/15/2028 (Callable 04/15/2028)(a)	27,410,000	26,188,135
5.30%, 04/03/2029 (Callable 03/03/2029)(a)	24,162,000	24,451,315
Societe Generale SA
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028)(a)	2,000,000	2,049,340

	Par	Value
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028)(a)	$5,000,000	$5,054,948
5.25% to 05/22/2028 then SOFR + 1.42%, 05/22/2029 (Callable 05/22/2028)(a)	10,000,000	10,071,964
4.86% to 07/07/2028 then SOFR + 0.86%, 07/07/2029 (Callable 07/07/2028)(a)	47,000,000	46,981,736
Standard Chartered Bank/New York, 4.72% (1 yr. CMT Rate + 0.65%), 05/28/2029 (Callable 05/28/2028)	25,000,000	24,993,649
Standard Chartered PLC
6.75% to 02/08/2027 then 1 yr. CMT Rate + 1.85%, 02/08/2028 (Callable 02/08/2027)(a)	14,675,000	14,860,357
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028)(a)	9,585,000	9,698,740
Store Capital LLC, 4.63%, 03/15/2029 (Callable 12/15/2028)	11,654,000	11,524,537
Sumisho Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	2,668,000	2,710,839
Sumitomo Mitsui Financial Group, Inc., 4.11%, 01/15/2029	10,000,000	9,876,947
Sumitomo Mitsui Trust Bank Ltd., 4.45%, 09/10/2027(a)	18,150,000	18,155,631
Svenska Handelsbanken AB, 5.50%, 06/15/2028(a)	3,555,000	3,617,968
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	10,367,000	10,475,197
Synchrony Financial, 3.95%, 12/01/2027 (Callable 09/01/2027)	42,500,000	42,068,784
UBS AG/Stamford CT, 4.30% to 03/16/2028 then SOFR + 0.81%, 03/16/2029 (Callable 03/16/2028)	20,000,000	19,918,451
UBS Group AG
3.87% to 01/12/2028 then 3 mo. LIBOR USD + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(b)	10,000,000	9,885,005
4.15% to 12/23/2028 then SOFR + 0.84%, 12/23/2029 (Callable 12/23/2028)(a)	4,438,000	4,374,542
4.21% to 04/10/2029 then SOFR + 0.84%, 04/10/2030 (Callable 04/10/2029)(a)	27,300,000	26,851,009

The accompanying notes are an integral part of these financial statements.

16

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Wells Fargo & Co.
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	$21,182,000	$21,004,958
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	3,000,000	3,014,637
4.18% (SOFR + 0.74%), 01/23/2030 (Callable 01/23/2029)	8,500,000	8,388,582
Western-Southern Global Funding, 4.50%, 07/16/2028(a)	47,323,000	47,083,926
		2,747,298,536
Industrials - 27.7%(c)
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 07/11/2026)(a)	23,570,000	22,598,702
7-Eleven, Inc., 1.30%, 02/10/2028 (Callable 12/10/2027)(a)	3,000,000	2,849,542
Advance Auto Parts, Inc., 1.75%, 10/01/2027 (Callable 08/01/2027)	5,000,000	4,805,174
Adventist Health System/West, 2.95%, 03/01/2029 (Callable 12/01/2028)	19,750,000	18,735,772
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)	12,000,000	12,065,988
Aker BP ASA, 5.60%, 06/13/2028 (Callable 05/13/2028)(a)	32,255,000	32,708,069
Allegion US Holding Co., Inc., 3.55%, 10/01/2027 (Callable 07/01/2027)	3,914,000	3,862,359
Amcor Flexibles North America, Inc.
4.80%, 03/17/2028	17,400,000	17,455,732
4.25%, 03/08/2029 (Callable 02/08/2029)	26,100,000	25,858,294
Amrize Finance US LLC, 4.70%, 04/07/2028 (Callable 03/07/2028)	20,000,000	20,027,633
Anglo American Capital PLC, 4.50%, 03/15/2028 (Callable 12/15/2027)(a)	42,000,000	41,933,383
ArcelorMittal SA, 6.55%, 11/29/2027 (Callable 10/29/2027)	46,171,000	47,272,116
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/31/2026)(a)	13,759,000	13,707,872
4.38%, 08/15/2027 (Callable 07/16/2026)(a)	21,744,000	21,658,826
AutoNation, Inc., 4.45%, 01/15/2029 (Callable 12/15/2028)	27,000,000	26,743,054

	Par	Value
Baxter International, Inc.
2.27%, 12/01/2028 (Callable 10/01/2028)	$48,425,000	$45,603,558
4.45%, 02/15/2029 (Callable 01/15/2029)	13,950,000	13,787,341
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027)(a)	2,500,000	2,496,574
BMW US Capital LLC
4.60%, 08/13/2027(a)	25,000,000	25,050,303
4.40%, 03/19/2029(a)	35,175,000	34,959,945
Boardwalk Pipelines LP, 4.80%, 05/03/2029 (Callable 02/03/2029)	12,438,000	12,447,953
Boston Medical Center Corp., 3.91%, 07/01/2028	20,555,000	20,165,765
British Telecommunications Ltd., 3.25%, 11/08/2029 (Callable 08/08/2029)(a)	6,530,000	6,223,600
Brunswick Corp./DE, 5.85%, 03/18/2029 (Callable 02/18/2029)	1,000,000	1,023,046
Carnival Corp. Ltd., 4.00%, 08/01/2028 (Callable 05/01/2028)(a)	28,754,000	28,222,321
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/31/2026)(a)	5,780,000	5,758,734
CDW LLC / CDW Finance Corp.
3.28%, 12/01/2028 (Callable 10/01/2028)	8,960,000	8,609,411
3.25%, 02/15/2029 (Callable 07/31/2026)	11,665,000	11,152,709
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (Callable 07/16/2026)(a)	9,000,000	8,831,028
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028 (Callable 12/15/2027)	18,375,000	18,133,754
2.25%, 01/15/2029 (Callable 11/15/2028)	10,710,000	9,978,608
Cheniere Energy, Inc., 4.63%, 10/15/2028 (Callable 07/11/2026)	46,750,000	46,637,881
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028)(a)	35,761,000	36,669,666
Conagra Brands, Inc., 7.00%, 10/01/2028	21,120,000	22,050,249
Concentrix Corp.
6.65%, 08/02/2026 (Callable 07/11/2026)	11,616,000	11,612,331
6.60%, 08/02/2028 (Callable 07/02/2028)	7,500,000	7,480,493

The accompanying notes are an integral part of these financial statements.

17

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.50%, 03/01/2029 (Callable 02/01/2029)	$40,000,000	$38,561,330
ConocoPhillips Co., 4.40%, 07/15/2027 (Callable 04/15/2027)	4,700,000	4,693,159
Crown Castle, Inc., 4.30%, 02/15/2029 (Callable 11/15/2028)	22,325,000	22,065,742
CVS Health Corp., 4.30%, 03/25/2028 (Callable 12/25/2027)	26,434,000	26,293,181
CVS Pass-Through Trust
5.88%, 01/10/2028	1,728,640	1,727,954
6.04%, 12/10/2028	14,695,797	14,742,383
6.94%, 01/10/2030	4,620,696	4,737,531
CVS Pass-Through Trust Series 2009, 8.35%, 07/10/2031(a)	2,007,380	2,163,261
Daimler Truck Finance North America LLC
4.30%, 08/12/2027(a)	22,275,000	22,227,832
5.13%, 09/25/2027 (Callable 08/25/2027)(a)	20,000,000	20,138,641
DCP Midstream Operating LP, 5.13%, 05/15/2029 (Callable 02/15/2029)	9,221,000	9,324,397
Discovery Global Holdings, Inc., 3.76%, 03/15/2027 (Callable 02/15/2027)	14,911,000	14,780,444
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	19,654,000	19,561,078
2.38%, 09/15/2028 (Callable 07/15/2028)	5,000,000	4,700,491
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	15,000,000	14,916,245
Element Fleet Management Corp.
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	16,000,000	16,538,712
4.80%, 05/29/2029 (Callable 04/29/2029)(a)	31,085,000	31,008,425
Enbridge, Inc., 4.60%, 06/20/2028 (Callable 05/20/2028)	4,000,000	3,997,735
EQT Corp.
5.70%, 04/01/2028 (Callable 03/01/2028)	10,184,000	10,357,220
4.50%, 01/15/2029 (Callable 07/15/2028)	6,275,000	6,229,899
Evernorth Health, Inc., 3.40%, 03/01/2027 (Callable 12/01/2026)	5,500,000	5,467,634
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029 (Callable 02/15/2029)(a)	17,600,000	17,362,035

	Par	Value
Ferguson Finance PLC, 4.50%, 10/24/2028 (Callable 07/24/2028)(a)	$39,145,000	$38,919,452
Fidelity National Information Services, Inc.
4.55%, 03/10/2029 (Callable 02/10/2029)	6,000,000	5,953,466
3.75%, 05/21/2029 (Callable 02/21/2029)	54,999,000	53,437,966
Fiserv, Inc., 3.50%, 07/01/2029 (Callable 04/01/2029)	10,000,000	9,597,298
Flex Ltd., 6.00%, 01/15/2028 (Callable 12/15/2027)	19,734,000	20,062,635
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	21,000,000	21,108,468
7.35%, 11/04/2027 (Callable 10/04/2027)	5,000,000	5,137,501
5.92%, 03/20/2028 (Callable 02/20/2028)	3,550,000	3,593,585
4.97%, 04/06/2029 (Callable 03/06/2029)	2,075,000	2,053,922
Freeport-McMoRan, Inc., 4.13%, 03/01/2028 (Callable 07/31/2026)	11,640,000	11,533,304
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026)(a)	25,307,000	24,987,725
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	11,797,000	11,417,392
Gartner, Inc., 3.63%, 06/15/2029 (Callable 07/31/2026)(a)	23,275,000	22,011,873
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028 (Callable 11/15/2028)	18,625,000	18,459,110
General Motors Financial Co., Inc.
5.35%, 07/15/2027	30,000,000	30,254,102
5.05%, 04/04/2028	15,000,000	15,089,984
4.75%, 04/06/2029	14,000,000	13,992,512
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/2029 (Callable 05/04/2029)	7,680,000	7,852,610
GFL Environmental, Inc., 3.50%, 09/01/2028 (Callable 03/01/2028)(a)	36,715,000	35,813,463
Glencore Funding LLC
5.34%, 04/04/2027(a)	29,875,000	30,070,408
3.88%, 10/27/2027 (Callable 07/27/2027)(a)	12,381,000	12,276,158
4.91%, 04/01/2028(a)	10,000,000	10,039,767
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	3,575,000	3,630,882
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)	10,000,000	9,870,302

The accompanying notes are an integral part of these financial statements.

18

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.55%, 03/15/2028	$21,800,000	$21,701,237
4.50%, 11/15/2028 (Callable 10/15/2028)	20,000,000	19,760,502
3.20%, 08/15/2029 (Callable 05/15/2029)	10,000,000	9,433,891
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (Callable 08/15/2027)(a)	17,173,000	16,863,625
Helmerich & Payne, Inc., 4.65%, 12/01/2027 (Callable 11/01/2027)	32,200,000	32,141,097
Hess Midstream Operations LP
5.88%, 03/01/2028 (Callable 07/11/2026)(a)	20,465,000	20,609,585
5.13%, 06/15/2028 (Callable 07/31/2026)(a)	7,203,000	7,182,948
Hewlett Packard Enterprise Co.
4.40%, 09/25/2027 (Callable 08/25/2027)	17,625,000	17,590,072
4.15%, 09/15/2028 (Callable 08/15/2028)	15,000,000	14,844,647
4.60%, 03/23/2029 (Callable 02/23/2029)	27,000,000	26,957,710
Hubbell, Inc., 3.50%, 02/15/2028 (Callable 11/15/2027)	17,421,000	17,131,315
Hyatt Hotels Corp.
5.05%, 03/30/2028 (Callable 02/29/2028)	15,000,000	15,090,450
5.25%, 06/30/2029 (Callable 05/30/2029)	10,000,000	10,150,967
Hyundai Capital America
5.28%, 06/24/2027(a)	5,000,000	5,032,598
4.90%, 06/23/2028(a)	20,000,000	20,052,234
4.25%, 09/18/2028(a)	15,000,000	14,828,751
4.25%, 01/08/2029(a)	8,775,000	8,658,143
4.75%, 04/06/2029(a)	11,000,000	10,968,168
Icon Investments Six DAC
5.81%, 05/08/2027 (Callable 04/08/2027)	20,000,000	20,157,384
5.85%, 05/08/2029 (Callable 04/08/2029)	4,644,000	4,745,230
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027)(a)	61,480,000	59,367,522
IQVIA, Inc., 5.70%, 05/15/2028 (Callable 04/15/2028)	47,000,000	47,751,765
Jabil, Inc., 4.20%, 02/01/2029 (Callable 01/01/2029)	6,700,000	6,601,714
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)	11,762,000	12,148,628

	Par	Value
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, 02/02/2029 (Callable 12/02/2028)	$10,000,000	$9,594,478
Keurig Dr Pepper, Inc.
4.35%, 05/15/2028 (Callable 04/15/2028)	14,000,000	13,935,649
4.60%, 05/25/2028 (Callable 02/25/2028)	5,000,000	4,996,126
5.05%, 03/15/2029 (Callable 02/15/2029)	14,758,000	14,866,976
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)	59,013,000	58,601,108
Leidos, Inc., 4.10%, 03/15/2029 (Callable 02/15/2029)	36,075,000	35,482,388
LG Energy Solution Ltd.
5.38%, 07/02/2027(a)	30,000,000	30,198,353
5.25%, 04/02/2028(a)	15,000,000	15,087,133
5.00%, 04/02/2029(a)	13,700,000	13,715,589
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	54,425,000	55,162,252
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 07/31/2026)(a)	20,514,000	19,555,236
LYB Finance Co. BV, 8.10%, 03/15/2027(a)	4,747,000	4,864,564
Maple Parent Holdings Corp., 4.75%, 03/26/2029 (Callable 02/26/2029)(a)	15,000,000	14,990,598
Mars, Inc., 4.60%, 03/01/2028 (Callable 02/01/2028)(a)	34,850,000	34,911,784
MasTec, Inc., 4.50%, 08/15/2028 (Callable 07/31/2026)(a)	16,311,000	16,153,634
Medline Borrower LP, 3.88%, 04/01/2029 (Callable 07/31/2026)(a)	32,445,000	31,508,605
Mercedes-Benz Finance North America LLC, 4.25%, 03/10/2029(a)	48,500,000	47,905,375
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029(a)	3,495,000	3,423,482
Microchip Technology, Inc., 4.90%, 03/15/2028	29,796,000	29,944,676
Mobility Global, Inc., 5.05%, 06/15/2029 (Callable 05/15/2029)(a)	13,500,000	13,523,219
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (Callable 03/30/2028)(a)	49,094,000	49,141,910
Mosaic Co., 4.35%, 01/15/2029 (Callable 12/15/2028)	18,325,000	18,159,142
MSCI, Inc., 4.00%, 11/15/2029 (Callable 07/31/2026)(a)	22,575,000	21,840,943
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	4,200,000	4,173,618

The accompanying notes are an integral part of these financial statements.

19

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
National Fuel Gas Co., 4.75%, 05/15/2029 (Callable 04/15/2029)	$23,400,000	$23,337,013
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026(a)	5,000,000	5,010,481
5.30%, 09/13/2027(a)	27,225,000	27,121,702
NTT Finance Corp., 4.62%, 07/16/2028(a)	17,950,000	17,906,825
nVent Finance Sarl, 4.55%, 04/15/2028 (Callable 01/15/2028)	12,092,000	12,039,732
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028 (Callable 07/19/2028)	5,000,000	4,963,024
Occidental Petroleum Corp., 3.00%, 02/15/2027 (Callable 11/15/2026)	5,920,000	5,849,493
Oracle Corp.
2.30%, 03/25/2028 (Callable 01/25/2028)	10,000,000	9,570,489
4.55%, 02/04/2029 (Callable 01/04/2029)	20,000,000	19,716,261
Owens Corning, 5.50%, 06/15/2027 (Callable 05/15/2027)	15,000,000	15,128,808
PeaceHealth Obligated Group, 4.34%, 11/15/2028 (Callable 08/15/2028)	15,000,000	14,874,090
POSCO, 4.50%, 08/04/2027(a)	9,000,000	8,992,566
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 07/01/2026)(a)	18,956,000	18,943,567
Premier Health Partners, 2.91%, 11/15/2026 (Callable 07/31/2026)	1,954,000	1,944,530
Quanta Services, Inc., 4.75%, 08/09/2027 (Callable 07/09/2027)	30,400,000	30,477,515
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027)(a)	38,750,000	38,242,616
Regal Rexnord Corp., 6.05%, 04/15/2028 (Callable 03/15/2028)	25,450,000	25,985,932
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026)(a)	5,919,000	5,863,296
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (Callable 08/16/2028)(a)	23,725,000	23,763,530
Rolls-Royce PLC, 5.75%, 10/15/2027 (Callable 07/15/2027)(a)	28,020,000	28,367,324

	Par	Value
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028 (Callable 10/01/2027)(a)	$23,000,000	$23,216,306
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (Callable 02/01/2028)(a)	9,041,000	8,962,194
Salesforce, Inc., 4.50%, 03/15/2028 (Callable 02/15/2028)	31,575,000	31,535,144
SBA Communications Corp., 3.13%, 02/01/2029 (Callable 07/31/2026)	31,914,000	30,536,234
SK hynix, Inc.
6.38%, 01/17/2028(a)	16,288,000	16,706,656
4.25%, 09/11/2028(a)	22,775,000	22,602,181
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027 (Callable 08/01/2027)	37,280,000	37,374,361
5.03%, 10/01/2029 (Callable 09/01/2029)	8,000,000	8,027,403
Sprint Capital Corp., 6.88%, 11/15/2028	35,118,000	36,791,581
Steel Dynamics, Inc., 4.00%, 12/15/2028 (Callable 11/15/2028)	41,900,000	41,267,053
Stellantis Finance US, Inc.
1.71%, 01/29/2027 (Callable 12/29/2026)(a)	21,379,000	21,004,156
5.35%, 03/17/2028 (Callable 02/17/2028)(a)	10,000,000	10,024,423
Stellantis Financial Services US Corp., 4.95%, 09/15/2028 (Callable 08/15/2028)(a)	14,750,000	14,639,942
Syensqo Finance America LLC, 5.65%, 06/04/2029 (Callable 05/04/2029)(a)	10,000,000	10,234,188
Synopsys, Inc., 4.65%, 04/01/2028 (Callable 03/01/2028)	13,000,000	13,013,969
Targa Resources Corp., 4.35%, 01/15/2029 (Callable 12/15/2028)	23,200,000	23,023,847
TD SYNNEX Corp., 4.30%, 01/17/2029 (Callable 12/17/2028)	34,100,000	33,674,282
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 05/09/2029 (Callable 02/09/2029)	24,388,000	24,379,779
Texas Gas Transmission LLC, 7.25%, 07/15/2027	5,100,000	5,227,189
Tyson Foods, Inc., 4.35%, 03/01/2029 (Callable 12/01/2028)	23,895,000	23,699,461
United Rentals North America, Inc., 3.88%, 11/15/2027 (Callable 07/11/2026)	24,150,000	23,820,439

The accompanying notes are an integral part of these financial statements.

20

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	$6,575,000	$6,592,165
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	15,645,000	16,230,845
5.88%, 05/22/2030 (Callable 04/22/2030)(a)	11,757,000	12,108,086
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (Callable 02/15/2029)(a)	28,000,000	26,710,659
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	16,819,000	16,813,621
VICI Properties LP / VICI Note Co., Inc.
5.75%, 02/01/2027 (Callable 11/01/2026)(a)	25,144,000	25,209,715
4.50%, 01/15/2028 (Callable 10/15/2027)(a)	14,575,000	14,473,490
Volkswagen Group of America Finance LLC
4.85%, 08/15/2027(a)	12,000,000	12,024,828
5.05%, 03/27/2028 (Callable 02/27/2028)(a)	8,775,000	8,812,045
Vontier Corp., 2.40%, 04/01/2028 (Callable 02/01/2028)	6,631,000	6,368,112
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/2028 (Callable 06/15/2028)(d)	53,035,000	53,069,469
Whistler Pipeline LLC, 5.40%, 09/30/2029 (Callable 08/30/2029)(a)	11,475,000	11,638,587
Woodside Finance Ltd., 4.90%, 05/19/2028 (Callable 04/19/2028)	38,515,000	38,636,932
XPO, Inc., 6.25%, 06/01/2028 (Callable 07/11/2026)(a)	6,490,000	6,554,939
Yara International ASA, 4.75%, 06/01/2028 (Callable 03/01/2028)(a)	12,011,000	11,986,120
		3,484,533,216
Utilities - 2.9%
AES Corp., 5.20%, 07/15/2029 (Callable 06/15/2029)	10,000,000	10,056,915
Alliant Energy Finance LLC
4.25%, 06/15/2028 (Callable 03/15/2028)(a)	20,716,000	20,541,980
5.95%, 03/30/2029 (Callable 02/28/2029)(a)	15,020,000	15,443,214
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028)(a)	34,676,000	34,382,690

	Par	Value
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (Callable 07/05/2027)(a)	$1,000,000	$999,543
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (Callable 05/01/2028)(a)	8,650,000	8,702,922
Cleveland Electric Illuminating Co., 3.50%, 04/01/2028 (Callable 01/01/2028)(a)	23,394,000	22,890,780
Constellation Energy Generation LLC, 5.60%, 03/01/2028 (Callable 02/01/2028)	17,324,000	17,594,816
DTE Energy Co.
4.95%, 07/01/2027 (Callable 06/01/2027)	23,175,000	23,289,535
4.88%, 06/01/2028 (Callable 05/01/2028)	10,367,000	10,410,225
5.10%, 03/01/2029 (Callable 02/01/2029)	10,000,000	10,113,336
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (Callable 05/01/2027)(a)	10,100,000	9,983,666
Emera US Finance LLC, 4.50%, 04/01/2029 (Callable 03/01/2029)	18,050,000	17,925,500
ENEL Finance International NV
3.50%, 04/06/2028(a)	24,042,000	23,589,369
4.13%, 09/30/2028(a)	20,000,000	19,761,323
Essential Utilities, Inc., 4.80%, 08/15/2027 (Callable 07/15/2027)	25,400,000	25,477,674
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	9,850,000	9,866,148
Evergy, Inc., 4.25%, 03/15/2029 (Callable 02/15/2029)	10,800,000	10,675,010
Jersey Central Power & Light Co., 4.60%, 01/15/2030 (Callable 12/15/2029)(a)	10,700,000	10,629,537
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	17,950,000	17,991,076
Palomino Funding Trust I, 7.23%, 05/17/2028 (Callable 04/17/2028)(a)	9,395,000	9,748,632
Pennsylvania-American Water Co., 7.80%, 09/01/2026(a)	8,000,000	8,040,815
Pinnacle West Capital Corp., 4.90%, 05/15/2028 (Callable 04/15/2028)	16,175,000	16,232,096
Vistra Operations Co. LLC, 4.55%, 10/30/2028(a)	13,525,000	13,437,822
		367,784,624
TOTAL CORPORATE BONDS (Cost $6,603,642,142)		6,599,616,376

The accompanying notes are an integral part of these financial statements.

21

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
U.S. TREASURY SECURITIES - 33.5%
United States Treasury Note/Bond
3.63%, 08/15/2028	$1,869,225,000	$1,848,780,351
3.50%, 10/15/2028	1,514,475,000	1,492,408,630
3.50%, 03/15/2029	599,900,000	589,800,120
4.13%, 06/15/2029	80,000,000	79,959,375
3.50%, 09/30/2029	218,650,000	214,208,672
TOTAL U.S. TREASURY SECURITIES (Cost $4,248,463,767)		4,225,157,148
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.5%
BANK-2017, Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	18,036,000	17,751,635
BANK-2019, Series 2019-BN18, Class A4, 3.58%, 05/15/2062 (Callable 05/15/2029)	8,375,000	8,041,459
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	6,699,000	6,645,771
Series 2021-C9, Class ASB, 1.96%, 02/15/2054 (Callable 02/15/2031)	12,254,812	11,686,375
Series 2023-C19, Class A2B, 5.75%, 04/15/2056 (Callable 04/15/2033)	14,695,000	14,796,503
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028)(e)	13,730,000	13,518,270
Series 2018-B2, Class A5, 3.88%, 02/15/2051 (Callable 02/15/2028)(e)	22,770,000	22,429,486
Series 2018-B3, Class A5, 4.03%, 04/10/2051 (Callable 04/10/2028)	33,748,596	33,234,996
Series 2018-B5, Class A4, 4.21%, 07/15/2051 (Callable 08/15/2028)	6,869,000	6,771,787
Series 2018-B6, Class A4, 4.26%, 10/10/2051 (Callable 10/10/2028)	2,235,000	2,205,962
Series 2019-B9, Class A5, 4.02%, 03/15/2052 (Callable 02/15/2029)	17,135,000	16,712,077
Series 2023-V2, Class A2, 5.36%, 05/15/2055 (Callable 06/15/2028)	19,960,067	20,081,591
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	4,800,000	4,873,655

	Par	Value
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/2050 (Callable 12/15/2027)(e)	$8,655,000	$8,474,503
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3, 3.84%, 12/10/2054 (Callable 12/10/2026)	2,750,000	2,738,354
Series 2017-C8, Class A4, 3.57%, 06/15/2050 (Callable 05/15/2027)	40,867,000	40,442,515
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 06/10/2028)	5,980,695	5,867,299
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (Callable 01/10/2027)(e)	6,467,000	6,416,572
Series 2017-P7, Class A3, 3.44%, 04/14/2050 (Callable 04/14/2027)	7,717,791	7,668,899
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	39,700,000	38,796,833
Series 2018-C5, Class A4, 4.23%, 06/10/2051 (Callable 06/10/2028)(e)	1,135,000	1,121,214
Series 2018-C6, Class A4, 4.41%, 11/10/2051 (Callable 11/10/2028)	17,364,000	17,176,382
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	2,500,000	2,471,583
Commercial Mortgage Pass Through Certificates
Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	22,289,000	22,020,230
Series 2018-COR3, Class A3, 4.23%, 05/10/2051 (Callable 05/10/2028)	10,980,000	10,765,776
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	3,062,144	3,056,742
Series 2017-C38, Class A5, 3.45%, 07/15/2050 (Callable 06/15/2027)	38,228,000	37,693,580
Series 2017-C39, Class A5, 3.42%, 09/15/2050 (Callable 08/15/2027)	11,754,000	11,545,493
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)	6,600,000	6,510,039

The accompanying notes are an integral part of these financial statements.

22

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2017-C41, Class A4, 3.47%, 11/15/2050 (Callable 11/15/2027)	$2,000,000	$1,965,278
Series 2019-C51, Class A4, 3.31%, 06/15/2052 (Callable 06/15/2029)	2,969,000	2,825,865
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	5,330,000	5,249,847
Series 2017-CX9, Class A5, 3.45%, 09/15/2050 (Callable 09/15/2027)	1,700,000	1,674,795
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028)(e)	1,000,000	987,162
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	4,666,000	4,398,527
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 04/10/2028)	3,134,381	3,036,798
Series 2016-GS2, Class A4, 3.05%, 05/10/2049 (Callable 07/10/2026)	238,997	238,694
Series 2016-GS3, Class A4, 2.85%, 10/10/2049 (Callable 10/10/2026)	1,313,975	1,310,690
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)	29,428,254	29,174,429
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	300,694	300,046
Series 2016-JP4, Class A4, 3.65%, 12/15/2049 (Callable 04/15/2027)(e)	8,950,000	8,902,061
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	11,138,000	11,048,780
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)	3,300,000	3,257,321
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	22,400,000	22,075,787
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	633,734	617,999

	Par	Value
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	$477,136	$472,365
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	179,453	177,210
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	12,139,365	12,062,909
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	13,410,000	13,271,801
Ladder Capital Commercial Mortgage Securities LLC, Series 2017-LC26, Class A4, 3.55%, 07/12/2050 (Callable 07/10/2027)(a)	46,315,000	45,717,527
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	6,466,647	6,444,378
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	2,800,000	2,784,749
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	8,030,000	7,906,980
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	7,752,450	7,664,867
Series 2019-L2, Class A4, 4.07%, 03/15/2052 (Callable 03/15/2029)	3,000,000	2,941,199
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	6,845,000	6,733,167
Series 2017-C6, Class A5, 3.58%, 12/15/2050 (Callable 12/15/2027)	2,675,000	2,623,291
Series 2018-C10, Class A4, 4.31%, 05/15/2051 (Callable 06/15/2028)	10,500,000	10,344,807
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(e)	12,825,000	12,670,483
Series 2018-C12, Class A5, 4.30%, 08/15/2051 (Callable 08/15/2028)	14,569,989	14,375,216
Series 2018-C8, Class A4, 3.98%, 02/15/2051 (Callable 02/15/2028)	6,893,000	6,760,353

The accompanying notes are an integral part of these financial statements.

23

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2018-C9, Class A4, 4.12%, 03/15/2051 (Callable 04/15/2028)(e)	$38,825,000	$38,259,161
Series 2019-C16, Class A4, 3.60%, 04/15/2052 (Callable 04/15/2029)	3,650,000	3,499,194
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $698,841,104)		693,289,317
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 3.5%
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 07/25/2026)(a)(e)	1,845,384	1,790,511
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2026)(a)(e)	2,710,451	2,615,567
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 07/25/2026)(a)	901,473	881,322
Series 2022-1, Class A1A, 3.50%, 12/25/2056 (Callable 07/25/2026)(a)(d)	6,548,768	6,356,510
BRAVO Residential Funding Trust, Series 2026-NQM6, Class A1, 5.52%, 05/25/2066 (Callable 06/25/2029)(a)(e)	36,825,000	36,787,070
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028)(a)(e)	20,292,075	20,106,341
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.50%, 02/25/2058 (Callable 10/25/2039)(a)(e)	1,501,822	1,485,468
COLT Funding LLC, Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 07/25/2026)(a)(e)	13,429,598	11,422,301
Countrywide Alternative Loan Trust
Series 2004-J2, Class 3A3, 5.50%, 04/25/2034 (Callable 07/25/2026)	9,266	9,285
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 07/25/2026)	383,058	167,293
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL1, Class A1A, 3.65%, 07/25/2058 (Callable 08/25/2040)(a)(e)	8,829,821	8,682,968
FirstKey Homes Trust
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	3,015,262	2,993,158

	Par	Value
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	$23,597,435	$23,440,141
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	6,267,243	6,255,636
GCAT
Series 2022-HX1, Class A1, 2.89%, 12/27/2066 (Callable 12/25/2033)(a)(e)	18,930,602	17,233,879
Series 2025-NQM3, Class A1A, 5.55%, 05/25/2070 (Callable 06/25/2028)(a)(d)	21,853,830	21,849,938
Home Partners of America Trust, Series 2019-2, Class A, 2.70%, 10/19/2039 (Callable 07/17/2026)(a)	1,447,252	1,429,065
MASTR Alternative Loans Trust
Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 07/25/2026)	729,499	721,837
Series 2003-5, Class 7A1, 5.00%, 10/01/2031	2,026	1,994
MFRA Trust, Series 2022-NQM1, Class A1, 5.11%, 12/25/2066 (Callable 07/25/2026)(a)(e)	12,653,926	12,416,500
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 06/25/2043)(a)(e)	22,025,922	21,267,323
Onslow Bay Mortgage Loan Trust
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026)(a)(d)	4,803,020	4,816,468
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065 (Callable 07/25/2028)(a)(d)	24,781,400	24,678,716
Series 2025-NQM20, Class A1, 5.02%, 10/25/2065 (Callable 10/25/2028)(a)(e)	19,321,100	19,164,538
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (Callable 02/25/2029)(a)(e)	34,022,020	33,496,741
Renaissance NIM Trust, Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 08/25/2033)(d)	1,914,212	435,136
Rithm Capital Corp.
Series 2020-RPL1, Class A1, 2.75%, 11/25/2059 (Callable 10/25/2042)(a)(e)	30,543,005	29,268,207
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 02/25/2030)(a)(e)	18,772,587	18,628,134
Structured Asset Securities Corp., Series 2004-4XS, Class 1A6, 5.05%, 02/25/2034 (Callable 07/25/2026)(d)	1,986	1,961

The accompanying notes are an integral part of these financial statements.

24

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 4.72%, 10/25/2043 (Callable 07/25/2026)(e)	$702,541	$658,563
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 06/25/2028)(a)(e)	3,447,231	3,392,680
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 11/25/2029)(a)(e)	6,373,077	6,307,467
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 04/25/2030)(a)(e)	1,659,009	1,627,302
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 06/25/2033)(a)(e)	128,163	127,738
Series 2019-3, Class A1, 3.75%, 02/25/2059 (Callable 05/25/2031)(a)(e)	8,991,108	8,739,541
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 02/25/2033)(a)(e)	3,787,715	3,624,544
Series 2020-1, Class A1, 2.71%, 01/25/2060 (Callable 02/25/2029)(a)(e)	1,898,402	1,830,480
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 12/25/2031)(a)	19,850,418	18,037,033
Verus Securitization Trust
Series 2025-6, Class A1, 5.42%, 07/25/2070 (Callable 07/25/2028)(a)(d)	17,452,677	17,481,250
Series 2026-3, Class A1, 4.93%, 03/25/2071 (Callable 03/25/2029)(a)(e)	23,707,782	23,498,039
Series 2026-5, Class A1, 5.36%, 05/25/2071 (Callable 06/25/2029)(a)(e)	30,400,000	30,332,476
WaMu Mortgage Pass Through Certificates, Series 2004-AR3, Class A1, 5.17%, 06/25/2034 (Callable 07/25/2026)(e)	880,034	841,148
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $455,094,316)		444,902,269
ASSET-BACKED SECURITIES - 2.8%
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.31%, 09/15/2033 (Callable 10/15/2028)(a)	12,633,625	12,580,683

	Par	Value
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.75%, 02/25/2033 (Callable 04/25/2029)(a)	$10,156,782	$10,147,659
DLLAD LLC, Series 2025-1A, Class A3, 4.42%, 09/20/2030 (Callable 04/20/2030)(a)	8,650,000	8,633,414
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028)(a)	8,670,000	8,726,096
General Motors Co., Series 2024-4A, Class A1, 4.73%, 11/15/2029(a)	40,573,000	40,782,190
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036 (Callable 11/11/2028)(a)	46,450,000	47,757,284
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.97%, 12/15/2028 (Callable 06/15/2028)(a)	35,825,000	35,583,145
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (Callable 11/15/2029)(a)	1,469,557	1,448,839
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (Callable 03/15/2027)(a)	576,279	568,605
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (Callable 08/15/2027)(a)	3,771,126	3,640,256
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 03/15/2029)(a)	4,631,730	4,235,140
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 10/15/2030)(a)	14,646,909	13,135,603
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 01/20/2029)(a)	3,331,320	3,172,670
Series 2021-BA, Class AFX, 1.42%, 04/20/2062 (Callable 07/20/2029)(a)	4,623,653	4,389,031
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 04/20/2032)(a)	4,643,940	4,428,517
Santander Holdings USA, Inc., Series 2023-B, Class B, 5.64%, 12/15/2033 (Callable 12/15/2027)(a)	1,146,929	1,155,740
SFS Auto Receivables Securitization Trust, Series 2025-3A, Class A3, 4.12%, 04/21/2031 (Callable 07/20/2029)(a)	43,700,000	43,508,655

The accompanying notes are an integral part of these financial statements.

25

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A3, 4.27%, 01/22/2029 (Callable 04/20/2028)(a)	$25,425,000	$25,385,388
Synchrony Card Funding LLC, Series 2025-A1, Class A, 4.78%, 02/15/2031	30,940,000	31,093,837
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2026)(a)(e)	2,235,040	2,207,657
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 07/25/2026)(a)(e)	1,437,240	1,419,333
Toyota Lease Owner Trust, Series 2026-A, Class A3, 3.82%, 02/20/2029 (Callable 05/20/2028)(a)	9,375,000	9,296,293
Verizon Master Trust
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	11,000,000	11,041,146
Series 2025-5, Class A1A, 4.40%, 06/20/2031 (Callable 06/20/2028)	21,900,000	21,885,542
TOTAL ASSET-BACKED SECURITIES (Cost $349,810,176)		346,222,723
MUNICIPAL BONDS - 0.7%
Alaska Industrial Development & Export Authority, 5.25%, 03/01/2030 (Callable 08/01/2026)	2,295,000	2,296,094
Arlington Higher Education Finance Corp., 3.00%, 08/15/2044 (Callable 08/17/2026)(f)	22,630,000	22,583,543
California Municipal Finance Authority
5.50%, 04/01/2029 (Callable 07/22/2026)	10,050,000	10,046,463
5.75%, 04/01/2030 (Callable 07/22/2026)	5,000,000	4,999,937
Central Plains Energy Project, 5.72%, 08/01/2028	1,320,000	1,336,551
City of Brockton MA, 5.41%, 08/01/2027	8,950,000	9,011,393
General Authority of Southcentral Pennsylvania
5.10%, 05/01/2050(f)	4,750,000	4,751,294
5.50%, 05/01/2050(f)	6,855,000	6,849,605
Homewood Educational Building Authority, 2.79%, 12/01/2027	2,000,000	1,939,194

	Par	Value
Massachusetts Educational Financing Authority, 2.00%, 07/01/2037 (Callable 07/01/2031)(g)	$700,000	$581,273
Minnesota Housing Finance Agency, 4.34%, 01/01/2047 (Callable 01/01/2032)	1,210,000	1,198,345
Mississippi Hospital Equipment & Facilities Authority, 3.72%, 09/01/2026	8,000,000	7,985,951
New Jersey Economic Development Authority, 6.31%, 07/01/2026	560,000	560,000
Tennergy Corp./TN, 5.95%, 06/01/2027	800,000	812,075
Utah Housing Corp., 3.88%, 01/01/2050 (Callable 07/01/2029)	1,720,000	1,688,131
Westvaco Corp., 7.67%, 01/15/2027(a)	3,900,000	3,954,320
TOTAL MUNICIPAL BONDS (Cost $80,768,615)		80,594,169
OTHER GOVERNMENT RELATED SECURITIES - 0.3%
Electricite de France SA, 4.50%, 09/21/2028 (Callable 06/21/2028)(a)	21,750,000	21,699,760
Korea National Oil Corp., 4.13%, 09/30/2027(a)	20,000,000	19,899,069
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $41,722,102)		41,598,829
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.6%
Fidelity Government Portfolio - Institutional Class, 3.57%(h)	7,875,000	7,875,000
First American Government Obligations Fund - Class U, 3.59%(h)	577,202,798	577,202,798
TOTAL MONEY MARKET FUNDS (Cost $585,077,798)		585,077,798
TOTAL INVESTMENTS - 103.3% (Cost $13,063,420,020)		$13,016,458,629
Liabilities in Excess of Other Assets - (3.3)%		(413,473,738)
TOTAL NET ASSETS - 100.0%		$12,602,984,891

The accompanying notes are an integral part of these financial statements.

26

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities totals $3,739,382,468 or 29.7% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(f)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(g)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2026, the total value of securities subject to the AMT was $581,273 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

27

BAIRD SHORT-TERM BOND FUND
Summary of Fair Value Disclosure
as of June 30, 2026 (Unaudited)
Baird Short-Term Bond Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$6,599,616,376	$—	$6,599,616,376
U.S. Treasury Securities	—	4,225,157,148	—	4,225,157,148
Non-Agency Commercial Mortgage-Backed Securities	—	693,289,317	—	693,289,317
Non-Agency Residential Mortgage-Backed Securities	—	444,902,269	—	444,902,269
Asset-Backed Securities	—	346,222,723	—	346,222,723
Municipal Bonds	—	80,594,169	—	80,594,169
Other Government Related Securities	—	41,598,829	—	41,598,829
Money Market Funds	585,077,798	—	—	585,077,798
Total Investments	$585,077,798	$12,431,380,831	$—	$13,016,458,629

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

28

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 43.2%
Financials - 21.4%
ABN AMRO Bank NV
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026)(a)	$5,000,000	$5,017,609
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	8,000,000	8,043,596
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	10,000,000	10,063,983
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 09/10/2029 (Callable 08/10/2029)	11,000,000	10,948,761
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	11,195,000	11,614,744
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	16,000,000	16,571,812
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	14,000,000	15,140,391
Aircastle Ltd. / Aircastle Ireland DAC
5.00%, 09/15/2030 (Callable 08/15/2030)(a)	5,000,000	4,980,088
5.00%, 05/15/2031 (Callable 04/15/2031)(a)	5,000,000	4,954,246
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031 (Callable 01/17/2030)	4,000,000	4,020,342
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	1,250,000	1,258,408
American National Global Funding
5.00%, 06/22/2029(a)	37,800,000	37,681,302
5.55%, 01/28/2030(a)	19,092,000	19,383,182
4.88%, 01/23/2031(a)	7,875,000	7,754,428
Americold Realty Operating Partnership LP, 5.60%, 05/15/2032 (Callable 03/15/2032)	16,000,000	16,057,892
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	9,000,000	7,930,496
Arthur J Gallagher & Co.
6.50%, 02/15/2034 (Callable 11/15/2033)	13,337,000	14,370,315
5.45%, 07/15/2034 (Callable 04/15/2034)	3,663,000	3,715,339
Assurant, Inc., 6.75%, 02/15/2034	7,182,000	7,712,756

	Par	Value
Athene Global Funding
5.13%, 06/01/2029(a)	$10,500,000	$10,519,966
5.03%, 07/17/2030(a)	2,000,000	1,981,971
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032(a)	5,000,000	5,391,147
5.82% to 06/18/2035 then 1 yr. CMT Rate + 1.35%, 06/18/2036 (Callable 06/18/2035)(a)	8,000,000	8,144,732
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	15,000,000	15,339,525
6.75%, 10/25/2028 (Callable 09/25/2028)(a)	6,850,000	7,113,642
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	4,000,000	4,046,592
4.80%, 10/24/2030 (Callable 09/24/2030)(a)	5,000,000	4,950,824
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	4,500,000	4,474,431
6.61%, 11/07/2028	6,600,000	6,896,560
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	4,000,000	4,076,015
2.75%, 12/03/2030	4,000,000	3,627,839
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	2,000,000	1,809,855
6.92%, 08/08/2033	4,000,000	4,342,875
6.35%, 03/14/2034	5,000,000	5,284,099
Bank of America Corp.
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)	5,050,000	5,015,760
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	7,675,000	7,666,871
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028 (Callable 07/22/2027)	10,000,000	10,041,245
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	5,000,000	5,105,072
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	1,712,000	1,683,383
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	10,918,000	10,800,766

The accompanying notes are an integral part of these financial statements.

29

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	$4,350,000	$4,142,353
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	5,295,000	5,253,236
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	3,750,000	3,384,921
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	10,650,000	10,791,906
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	11,243,000	11,177,178
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	25,978,000	26,523,138
5.00% to 11/12/2031 then SOFR + 1.16%, 11/12/2032 (Callable 11/12/2031)(a)	5,000,000	4,996,603
Bank of Montreal
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	3,500,000	3,522,354
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	3,000,000	2,690,587
Bank of Nova Scotia
5.25%, 06/12/2028	5,000,000	5,076,584
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	15,000,000	15,072,972
4.25% (SOFR + 0.73%), 02/02/2030 (Callable 02/02/2029)	9,000,000	8,889,128
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	2,371,000	2,289,964
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	14,850,000	14,901,778
5.79%, 07/13/2028(a)	2,500,000	2,553,506
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	8,790,000	8,753,366
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)	10,000,000	10,052,755

	Par	Value
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	$10,000,000	$10,140,563
7.44% to 11/02/2032 then 1 yr. CMT Rate + 3.50%, 11/02/2033 (Callable 11/02/2032)	4,000,000	4,458,068
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	6,500,000	6,838,691
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	8,100,000	8,746,728
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	10,000,000	9,929,651
5.59% to 06/26/2036 then SOFR + 1.51%, 06/26/2037 (Callable 06/26/2036)	5,000,000	4,992,869
BNP Paribas SA
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028)(a)	15,000,000	15,012,800
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028)(a)	5,000,000	5,056,008
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028)(a)	6,500,000	6,143,974
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029)(a)	4,625,000	4,666,965
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	5,000,000	4,543,065
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032)(a)	7,000,000	6,340,913
BPCE SA
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028)(a)	5,000,000	5,196,338
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030)(a)	3,000,000	3,082,082
5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (Callable 05/28/2030)(a)	15,000,000	15,166,743
5.18% to 06/02/2031 then SOFR + 1.22%, 06/02/2032 (Callable 06/02/2031)(a)	15,000,000	14,975,160
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	11,500,000	10,227,397
5.75% to 07/19/2032 then SOFR + 2.87%, 07/19/2033 (Callable 07/19/2032)(a)	6,200,000	6,332,763

The accompanying notes are an integral part of these financial statements.

30

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	$4,000,000	$4,161,008
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	5,000,000	5,127,948
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	8,747,000	8,682,759
2.38%, 03/15/2031 (Callable 12/15/2030)	3,500,000	3,105,846
4.20%, 03/17/2032 (Callable 12/17/2031)	10,000,000	9,507,254
Canadian Imperial Bank of Commerce
5.24%, 06/28/2027	1,475,000	1,487,750
4.28% (SOFR + 0.79%), 01/29/2030 (Callable 01/29/2029)	5,000,000	4,944,817
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	5,175,000	5,253,278
4.58% to 09/08/2030 then SOFR + 1.17%, 09/08/2031 (Callable 09/08/2030)	4,350,000	4,307,410
6.09%, 10/03/2033 (Callable 07/03/2033)	13,375,000	14,217,203
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027)(a)	5,000,000	4,985,022
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	3,000,000	3,037,277
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	12,000,000	13,161,571
6.70%, 11/29/2032 (Callable 08/29/2032)	6,275,000	6,816,080
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	5,000,000	5,750,280
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	6,529,000	6,655,928
4.65%, 09/13/2028 (Callable 06/13/2028)	10,000,000	10,014,579
Centene Corp.
2.45%, 07/15/2028 (Callable 05/15/2028)	5,450,000	5,178,981
4.63%, 12/15/2029 (Callable 07/31/2026)	7,390,000	7,168,642
3.38%, 02/15/2030 (Callable 07/16/2026)	16,000,000	14,911,745

	Par	Value
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	$14,000,000	$13,952,788
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	3,000,000	2,959,404
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	16,500,000	16,539,642
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	5,000,000	5,053,343
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	10,000,000	10,033,090
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	11,000,000	10,107,334
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	7,000,000	6,908,873
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)	10,000,000	9,059,627
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	7,425,000	6,977,368
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,330,563
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 07/11/2026)	300,000	299,686
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	7,500,000	7,687,132
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	3,000,000	3,230,559
CNA Financial Corp.
2.05%, 08/15/2030 (Callable 05/15/2030)	4,875,000	4,365,628
5.13%, 02/15/2034 (Callable 11/15/2033)	3,300,000	3,265,425
CNO Global Funding
4.38%, 09/08/2028(a)	10,000,000	9,886,535
2.65%, 01/06/2029(a)	13,000,000	12,313,913
4.95%, 09/09/2029(a)	7,000,000	6,995,149
5.20%, 06/11/2031(a)	10,000,000	10,004,701
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	22,000,000	19,894,619
3.78%, 03/14/2032(a)	20,000,000	18,691,630
Constellation Global Funding, 4.85%, 10/22/2030(a)	10,000,000	9,793,720

The accompanying notes are an integral part of these financial statements.

31

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Cooperatieve Rabobank UA
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027)(a)	$7,700,000	$7,652,402
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	2,730,000	2,733,928
Corebridge Financial, Inc., 3.85%, 04/05/2029 (Callable 02/05/2029)	13,825,000	13,511,355
Corebridge Global Funding
5.20%, 06/24/2029(a)	3,000,000	3,028,597
4.90%, 08/21/2032(a)	11,075,000	10,934,958
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028)(a)	3,000,000	3,023,373
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	25,456,000	26,286,499
5.19% to 08/01/2031 then SOFR + 1.13%, 08/01/2032 (Callable 08/01/2031)(a)	4,500,000	4,521,366
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	7,500,000	7,803,453
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	25,000,000	24,969,018
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029)(a)	12,650,000	12,939,543
5.02% to 03/04/2030 then 1 yr. CMT Rate + 0.93%, 03/04/2031 (Callable 03/04/2030)(a)	8,200,000	8,232,445
Deutsche Bank AG
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	10,000,000	10,008,187
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	3,800,000	3,768,251
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	5,000,000	5,230,246
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)	2,840,000	2,869,697

	Par	Value
4.95% to 08/04/2030 then SOFR + 1.30%, 08/04/2031 (Callable 08/04/2030)	$5,000,000	$4,982,449
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	3,050,000	2,879,026
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	4,000,000	3,743,455
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,000,000	4,550,936
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	5,000,000	4,583,706
Deutsche Bank AG/New York NY, 6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	15,860,000	16,336,469
EQT AB, 5.85%, 05/08/2035 (Callable 02/08/2035)(a)	5,175,000	5,197,830
Equitable America Global Funding, 5.13%, 06/15/2031(a)	15,000,000	15,052,848
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	1,284,000	1,270,118
Essential Properties LP
5.40%, 12/01/2035 (Callable 09/01/2035)	7,975,000	7,893,888
5.38%, 07/15/2036 (Callable 04/15/2036)	15,675,000	15,466,089
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	8,000,000	7,934,946
4.00%, 06/15/2029 (Callable 03/15/2029)	1,500,000	1,470,748
5.50%, 07/01/2030 (Callable 05/01/2030)	7,000,000	7,163,253
5.35%, 01/15/2035 (Callable 10/15/2034)	6,475,000	6,504,578
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	3,000,000	3,004,699
5.70%, 03/14/2028(a)	3,275,000	3,337,220
5.25%, 04/26/2029(a)	9,300,000	9,453,058
Fifth Third Bancorp
6.34% to 07/27/2028 then SOFR + 2.34%, 07/27/2029 (Callable 07/27/2028)	5,000,000	5,166,956
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	3,000,000	2,995,687
First Citizens BancShares, Inc., 4.87% to 03/03/2031 then SOFR + 1.49%, 03/03/2032 (Callable 03/03/2031)	3,500,000	3,404,022

The accompanying notes are an integral part of these financial statements.

32

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)	$18,785,000	$18,901,411
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032)(a)	13,290,000	13,794,306
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027 (Callable 10/21/2026)	15,700,000	15,577,774
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	2,000,000	1,975,902
3.62% to 03/15/2027 then SOFR + 1.85%, 03/15/2028 (Callable 03/15/2027)	26,125,000	25,953,391
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	5,025,000	4,982,239
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	18,100,000	17,942,803
4.15% (SOFR + 0.90%), 10/21/2029 (Callable 10/21/2028)	7,500,000	7,394,250
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	4,975,000	5,004,148
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)	5,000,000	5,049,830
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,419,063
5.07% to 01/21/2036 then SOFR + 1.19%, 01/21/2037 (Callable 01/21/2036)	4,000,000	3,905,405
Grand River Funding Trust I, 6.31%, 02/15/2036 (Callable 11/15/2035)(a)	5,000,000	5,015,201
Guardian Life Global Funding
5.55%, 10/28/2027(a)	15,300,000	15,513,784
5.74%, 10/02/2028(a)	22,200,000	22,770,150
4.33%, 10/06/2030(a)	20,100,000	19,771,544
Hanover Insurance Group, Inc., 5.50%, 09/01/2035 (Callable 06/01/2035)	4,000,000	4,027,854
Hartford Insurance Group, Inc., 2.80%, 08/19/2029 (Callable 05/19/2029)	4,925,000	4,655,946
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (Callable 03/01/2030)(a)	10,275,000	9,307,027

	Par	Value
5.45%, 06/15/2034 (Callable 03/15/2034)(a)	$7,500,000	$7,536,848
Highmark, Inc., 5.75%, 05/15/2036 (Callable 02/15/2036)(a)	5,000,000	5,038,370
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	15,000,000	15,021,585
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	7,500,000	7,267,312
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	23,620,000	23,776,275
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	5,000,000	5,019,006
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	10,000,000	9,970,484
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	5,000,000	4,741,116
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	1,750,000	1,707,389
4.62% to 11/06/2030 then SOFR + 1.19%, 11/06/2031 (Callable 11/06/2030)	6,500,000	6,407,665
4.68% to 03/10/2031 then SOFR + 1.21%, 03/10/2032 (Callable 03/10/2031)	5,000,000	4,931,239
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	5,000,000	4,519,104
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036 (Callable 05/13/2035)	4,000,000	4,123,794
Humana, Inc., 5.38%, 04/15/2031 (Callable 02/15/2031)	14,100,000	14,290,342
Huntington Bancshares, Inc.
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	4,837,000	4,828,224
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029 (Callable 08/21/2028)	11,876,000	12,224,678
4.62% to 01/28/2031 then SOFR + 0.99%, 01/28/2032 (Callable 01/28/2031)	5,000,000	4,917,063
Huntington National Bank, 4.27%, 11/25/2026	5,450,000	5,443,345
ING Groep NV
4.86% to 03/25/2028 then SOFR + 1.01%, 03/25/2029 (Callable 03/25/2028)	3,833,000	3,847,847

The accompanying notes are an integral part of these financial statements.

33

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.11% to 09/11/2033 then SOFR + 2.09%, 09/11/2034 (Callable 09/11/2033)	$10,000,000	$10,582,131
Jackson National Life Global Funding
5.25%, 04/12/2028(a)	7,281,000	7,315,733
4.55%, 09/09/2030(a)	7,000,000	6,861,810
Jefferies Financial Group, Inc.
6.45%, 06/08/2027	3,325,000	3,376,729
5.13%, 04/28/2031 (Callable 03/28/2031)	25,000,000	24,678,138
JPMorgan Chase & Co.
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	7,500,000	7,532,890
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	13,700,000	13,473,247
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	5,000,000	4,766,632
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	22,500,000	23,185,134
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	25,000,000	25,547,627
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	1,500,000	1,382,714
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	150,000	132,036
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	5,000,000	4,506,235
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	7,000,000	7,117,483
5.15% (SOFR + 1.26%), 04/23/2037 (Callable 04/23/2036)	4,800,000	4,765,425
KBC Group NV, 4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029)(a)	2,500,000	2,508,477
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	4,000,000	3,610,407
Kite Realty Group LP
4.95%, 12/15/2031 (Callable 10/15/2031)	2,625,000	2,616,910
5.20%, 08/15/2032 (Callable 06/15/2032)	10,925,000	11,020,085

	Par	Value
5.50%, 03/01/2034 (Callable 12/01/2033)	$5,000,000	$5,074,104
Liberty Mutual Group, Inc.
4.57%, 02/01/2029(a)	1,859,000	1,849,085
5.25%, 05/01/2036 (Callable 02/01/2036)(a)	10,000,000	9,883,607
Lincoln Financial Global Funding, 5.30%, 01/13/2030(a)	10,275,000	10,382,922
Lincoln National Corp., 5.35%, 11/15/2035 (Callable 08/15/2035)	5,000,000	4,886,351
Lloyds Banking Group PLC
3.75% to 03/18/2027 then 1 yr. CMT Rate + 1.80%, 03/18/2028 (Callable 03/18/2027)	10,000,000	9,948,042
3.57% to 11/07/2027 then 3 mo. LIBOR USD + 1.21%, 11/07/2028 (Callable 11/07/2027)(b)	7,000,000	6,908,309
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	5,000,000	5,038,042
4.63%, 11/15/2027 (Callable 07/11/2026)(a)	10,800,000	10,747,281
4.90%, 04/03/2028 (Callable 03/03/2028)	2,229,000	2,230,245
6.75%, 11/17/2028 (Callable 10/17/2028)	4,316,000	4,487,277
4.00%, 03/15/2029 (Callable 07/31/2026)(a)	21,323,000	20,728,476
5.15%, 06/15/2030 (Callable 05/15/2030)	9,025,000	9,053,586
4.38%, 05/15/2031 (Callable 07/11/2026)(a)	3,292,000	3,163,893
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029 (Callable 10/30/2028)	2,500,000	2,647,726
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (Callable 02/26/2029)(a)	16,420,000	16,901,885
5.15%, 03/17/2030 (Callable 02/17/2030)(a)	12,500,000	12,465,270
Macquarie Bank Ltd., 5.64% to 08/13/2035 then 1 yr. CMT Rate + 1.45%, 08/13/2036 (Callable 08/13/2035)(a)	3,000,000	2,991,092
Macquarie Group Ltd.
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031)(a)	5,000,000	4,494,792
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	4,350,000	3,880,485
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032)(a)	5,000,000	4,836,653

The accompanying notes are an integral part of these financial statements.

34

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Manufacturers & Traders Trust Co., 4.55% to 04/18/2029 then SOFR + 0.94%, 04/18/2030 (Callable 04/18/2029)	$3,000,000	$2,979,824
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030 (Callable 08/15/2030)	875,000	791,881
Massachusetts Mutual Life Insurance Co., 5.63%, 05/15/2033(a)	10,000,000	9,939,279
MBIA Insurance Corp., 15.19% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(c)	500,000	1,000
Mitsubishi UFJ Financial Group, Inc.
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	5,000,000	5,044,123
2.49% to 10/13/2031 then 1 yr. CMT Rate + 0.97%, 10/13/2032 (Callable 10/13/2031)	6,000,000	5,313,359
Mizuho Financial Group, Inc., 5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	1,922,000	1,942,123
Morgan Stanley
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	15,000,000	15,318,994
4.99% (SOFR + 1.38%), 04/12/2029 (Callable 04/12/2028)	6,000,000	6,032,611
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	27,857,000	28,076,573
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030 (Callable 01/16/2029)	7,500,000	7,567,597
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	525,000	502,776
4.71% to 03/12/2031 then SOFR + 1.20%, 03/12/2032 (Callable 03/12/2031)	10,000,000	9,876,422
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	18,750,000	16,448,658
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	8,200,000	7,248,948
4.89% to 10/22/2035 then SOFR + 1.31%, 10/22/2036 (Callable 10/22/2035)	12,425,000	12,032,975

	Par	Value
5.30% (SOFR + 1.41%), 04/10/2037 (Callable 04/10/2036)	$10,000,000	$9,950,316
National Australia Bank Ltd.
2.33%, 08/21/2030(a)	14,165,000	12,766,450
2.99%, 05/21/2031(a)	3,783,000	3,440,205
National Bank of Canada, 4.50%, 10/10/2029	4,725,000	4,699,333
Nationwide Building Society
4.00%, 09/14/2026(a)	33,421,000	33,386,851
4.30% to 03/08/2028 then 3 mo. LIBOR USD + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(b)	3,047,000	3,031,185
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028)(a)	24,075,000	24,065,696
3.96% to 07/18/2029 then 3 mo. LIBOR USD + 1.86%, 07/18/2030 (Callable 07/18/2029)(a)(b)	1,000,000	973,934
Nationwide Mutual Insurance Co., 8.25%, 12/01/2031(a)	9,017,000	10,230,741
NatWest Group PLC
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029 (Callable 05/18/2028)(b)	8,000,000	8,021,672
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	7,000,000	7,153,643
5.08% to 01/27/2029 then 3 mo. LIBOR USD + 1.91%, 01/27/2030 (Callable 01/27/2029)(b)	4,700,000	4,730,629
4.45% to 05/08/2029 then 3 mo. LIBOR USD + 1.87%, 05/08/2030 (Callable 05/08/2029)(b)	6,850,000	6,785,233
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	4,800,000	4,814,242
5.12% to 05/23/2030 then 1 yr. CMT Rate + 1.05%, 05/23/2031 (Callable 05/23/2030)	7,875,000	7,921,050
New York Life Global Funding, 5.00%, 01/09/2034(a)	4,140,000	4,137,110
NLG Global Funding, 5.40%, 01/23/2030(a)	10,000,000	10,155,272
Nomura Holdings, Inc.
3.10%, 01/16/2030	5,000,000	4,699,959
5.49%, 06/29/2035	3,825,000	3,883,261

The accompanying notes are an integral part of these financial statements.

35

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/2034 (Callable 04/15/2034)	$7,000,000	$7,229,081
Principal Financial Group, Inc., 4.11%, 02/15/2028 (Callable 11/15/2027)(a)	5,000,000	4,960,201
Prologis LP, 4.75%, 06/15/2033 (Callable 03/15/2033)	5,000,000	4,954,559
Protective Life Corp.
3.40%, 01/15/2030 (Callable 10/15/2029)(a)	1,400,000	1,329,628
4.70%, 01/15/2031 (Callable 12/15/2030)(a)	19,125,000	18,852,890
Regions Bank/Birmingham AL, 4.76% to 07/27/2028 then SOFR + 0.81%, 07/27/2029 (Callable 07/27/2028)	43,850,000	43,865,823
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(a)	11,775,000	11,647,125
Sammons Financial Group Global Funding, 4.80%, 12/12/2030(a)	5,000,000	4,935,603
Sammons Financial Group, Inc., 4.75%, 04/08/2032 (Callable 01/08/2032)(a)	14,000,000	13,497,621
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,600,000	5,535,652
3.82% to 11/03/2027 then 3 mo. LIBOR USD + 1.40%, 11/03/2028 (Callable 11/03/2027)(b)	4,425,000	4,374,681
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	5,000,000	5,132,066
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)	11,000,000	10,884,759
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	2,500,000	2,564,314
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026)(a)	2,000,000	1,984,421
2.30%, 06/15/2028 (Callable 04/15/2028)(a)	5,000,000	4,777,113
5.30%, 04/03/2029 (Callable 03/03/2029)(a)	4,623,000	4,678,356
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	7,400,000	7,467,074
Societe Generale SA
5.25%, 02/19/2027(a)	10,000,000	10,048,823

	Par	Value
5.25% to 05/22/2028 then SOFR + 1.42%, 05/22/2029 (Callable 05/22/2028)(a)	$17,150,000	$17,273,418
4.86% to 07/07/2028 then SOFR + 0.86%, 07/07/2029 (Callable 07/07/2028)(a)	17,000,000	16,993,394
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	2,000,000	2,034,258
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030)(a)	9,425,000	9,574,585
5.37% to 05/27/2031 then SOFR + 1.28%, 05/27/2032 (Callable 05/27/2031)(a)	5,575,000	5,607,612
5.44% to 10/03/2035 then SOFR + 1.73%, 10/03/2036 (Callable 10/03/2035)(a)	4,375,000	4,312,534
Standard Chartered PLC
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	5,000,000	4,948,633
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028)(a)	15,000,000	15,177,998
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029)(a)	9,000,000	9,036,238
4.53% to 06/05/2031 then 1 yr. CMT Rate + 0.95%, 06/05/2032 (Callable 06/05/2031)(a)	5,000,000	4,895,930
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031)(a)	12,500,000	11,199,480
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	2,000,000	2,059,473
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	15,245,000	14,727,599
Store Capital LLC
5.40%, 04/30/2030 (Callable 03/30/2030)	7,477,000	7,527,864
2.75%, 11/18/2030 (Callable 08/18/2030)	3,989,000	3,603,667
Sumisho Air Lease Corp., 4.85%, 03/24/2031 (Callable 02/24/2031)(a)	10,000,000	9,895,688
Sumitomo Mitsui Financial Group, Inc.
3.54%, 01/17/2028	2,094,000	2,064,290
5.85%, 07/13/2030	12,000,000	12,443,306

The accompanying notes are an integral part of these financial statements.

36

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Svenska Handelsbanken AB, 5.50%, 06/15/2028(a)	$14,275,000	$14,527,847
Swedbank AB
5.41%, 03/14/2029(a)	7,000,000	7,140,634
5.08%, 05/21/2030(a)	11,625,000	11,773,925
4.90%, 03/30/2031(a)	6,000,000	6,025,943
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	12,500,000	12,630,459
Synchrony Financial
3.70%, 08/04/2026 (Callable 07/31/2026)	3,000,000	2,995,729
3.95%, 12/01/2027 (Callable 09/01/2027)	25,555,000	25,295,713
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030 (Callable 08/02/2029)	5,000,000	5,099,540
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	5,000,000	4,998,703
4.95% to 02/25/2031 then SOFR + 1.53%, 02/25/2032 (Callable 02/25/2031)	2,500,000	2,437,118
Toronto-Dominion Bank, 4.46%, 06/08/2032	13,325,000	13,098,202
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	4,000,000	4,213,024
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	15,000,000	14,535,285
UBS Group AG
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	5,000,000	4,982,465
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	500,000	497,751
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028 (Callable 05/12/2027)(a)	1,500,000	1,503,028
3.87% to 01/12/2028 then 3 mo. LIBOR USD + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(b)	41,387,000	40,911,071
4.21% to 04/10/2029 then SOFR + 0.84%, 04/10/2030 (Callable 04/10/2029)(a)	15,500,000	15,245,078
Voya Financial, Inc., 5.05%, 03/02/2036 (Callable 12/02/2035)	10,000,000	9,726,416
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,890,115

	Par	Value
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	$10,864,000	$10,648,377
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,000,000	5,013,655
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	18,000,000	18,087,825
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	10,000,000	10,168,915
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	8,000,000	8,275,590
4.18% (SOFR + 0.74%), 01/23/2030 (Callable 01/23/2029)	5,000,000	4,934,460
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	5,175,000	5,253,896
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033(a)	4,250,000	4,402,744
Western-Southern Global Funding
4.25%, 01/29/2029(a)	6,500,000	6,420,242
4.90%, 05/01/2030(a)	7,025,000	7,034,144
4.70%, 12/10/2032(a)	7,500,000	7,284,119
Westpac Banking Corp., 5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	4,000,000	4,044,525
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,000,000	8,006,756
4.50%, 09/15/2028 (Callable 06/15/2028)	8,800,000	8,765,407
2.95%, 09/15/2029 (Callable 06/15/2029)	2,000,000	1,894,133
WP Carey, Inc., 4.65%, 07/15/2030 (Callable 06/15/2030)	7,075,000	7,027,044
		2,844,189,613
Industrials - 18.6%
Adventist Health System/West, 2.95%, 03/01/2029 (Callable 12/01/2028)	250,000	237,162
Agilent Technologies, Inc., 2.10%, 06/04/2030 (Callable 03/04/2030)	250,000	226,512
Air Products and Chemicals, Inc., 2.05%, 05/15/2030 (Callable 02/15/2030)	275,000	250,478
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	2,500,000	2,535,116
3.75%, 01/15/2030 (Callable 10/15/2029)(a)	1,250,000	1,205,731

The accompanying notes are an integral part of these financial statements.

37

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
3.10%, 07/15/2031 (Callable 04/15/2031)(a)	$10,472,000	$9,573,909
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	3,160,000	3,032,951
Allegion US Holding Co., Inc., 5.41%, 07/01/2032 (Callable 04/01/2032)	2,000,000	2,035,164
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030 (Callable 03/19/2030)	7,025,000	6,484,218
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	4,425,000	4,513,976
American Tower Corp., 5.25%, 07/15/2028 (Callable 06/15/2028)	7,800,000	7,890,709
Amgen, Inc., 5.25%, 03/02/2033 (Callable 12/02/2032)	11,600,000	11,804,068
Anglo American Capital PLC
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	4,469,000	4,461,912
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	300,000	275,253
5.00%, 03/21/2033 (Callable 01/21/2033)(a)	20,000,000	19,842,506
5.50%, 05/02/2033 (Callable 02/02/2033)(a)	4,500,000	4,581,479
Anheuser-Busch InBev Worldwide, Inc., 6.63%, 08/15/2033	8,085,000	8,920,492
Antofagasta PLC, 6.25%, 05/02/2034 (Callable 02/02/2034)(a)	10,000,000	10,597,110
ArcelorMittal SA, 6.55%, 11/29/2027 (Callable 10/29/2027)	10,000,000	10,238,486
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/31/2026)(a)	10,075,000	10,037,562
4.00%, 05/01/2028 (Callable 07/11/2026)(a)	7,166,000	7,050,508
4.25%, 11/01/2029 (Callable 07/11/2026)(a)	2,000,000	1,958,109
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	11,225,000	11,465,363
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	3,075,000	3,172,569
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044(a)	11,732,353	11,538,123
AT&T, Inc.
4.35%, 03/01/2029 (Callable 12/01/2028)	2,600,000	2,582,974
4.30%, 02/15/2030 (Callable 11/15/2029)	9,604,000	9,477,502

	Par	Value
2.25%, 02/01/2032 (Callable 11/01/2031)	$8,975,000	$7,809,727
2.55%, 12/01/2033 (Callable 09/01/2033)	3,778,000	3,173,152
AutoNation, Inc., 4.45%, 01/15/2029 (Callable 12/15/2028)	10,000,000	9,904,835
Avery Dennison Corp., 5.75%, 03/15/2033 (Callable 12/15/2032)	2,000,000	2,088,368
Beacon Point DC LLC, 6.13%, 11/30/2042 (Callable 05/30/2042)(a)	13,000,000	13,111,649
Berry Global, Inc., 5.50%, 04/15/2028 (Callable 03/15/2028)	2,775,000	2,816,407
BMW US Capital LLC, 4.40%, 03/19/2029(a)	3,150,000	3,130,741
Boardwalk Pipelines LP
4.80%, 05/03/2029 (Callable 02/03/2029)	1,750,000	1,751,400
3.40%, 02/15/2031 (Callable 11/15/2030)	225,000	209,963
5.63%, 08/01/2034 (Callable 05/01/2034)	10,000,000	10,202,373
5.38%, 02/15/2036 (Callable 11/15/2035)	7,800,000	7,757,363
British Telecommunications Ltd., 9.63%, 12/15/2030(d)	20,181,000	23,847,976
Broadcom, Inc.
4.75%, 04/15/2029 (Callable 01/15/2029)	550,000	553,163
4.15%, 11/15/2030 (Callable 08/15/2030)	8,000,000	7,831,491
2.45%, 02/15/2031 (Callable 11/15/2030)	10,000,000	9,047,879
5.15%, 11/15/2031 (Callable 09/15/2031)	5,000,000	5,087,656
Bunge Ltd. Finance Corp.
3.75%, 09/25/2027 (Callable 06/25/2027)	5,225,000	5,180,029
3.20%, 04/21/2031 (Callable 01/01/2031)	1,605,000	1,497,500
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	275,000	272,043
2.75%, 03/01/2030 (Callable 12/01/2029)	23,425,000	21,874,082
CBRE Services, Inc.
5.50%, 04/01/2029 (Callable 03/01/2029)	10,000,000	10,202,356
4.80%, 06/15/2030 (Callable 05/15/2030)	10,525,000	10,521,946
5.25%, 06/01/2036 (Callable 03/01/2036)	15,000,000	14,791,502
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(a)	5,500,000	5,142,567

The accompanying notes are an integral part of these financial statements.

38

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030 (Callable 02/01/2030)	$10,625,000	$10,602,206
Cenovus Energy, Inc., 4.65%, 03/20/2031 (Callable 02/20/2031)	10,075,000	9,945,996
CF Industries, Inc., 5.30%, 11/26/2035 (Callable 08/26/2035)	15,000,000	14,946,805
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028 (Callable 01/15/2028)	12,900,000	12,801,390
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	6,105,000	5,984,568
6.38%, 10/23/2035 (Callable 04/23/2035)	13,665,000	13,642,655
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028 (Callable 12/15/2027)	12,070,000	11,911,532
2.25%, 01/15/2029 (Callable 11/15/2028)	2,200,000	2,049,761
5.05%, 03/30/2029 (Callable 12/30/2028)	4,155,000	4,139,178
4.40%, 04/01/2033 (Callable 01/01/2033)	3,710,000	3,416,020
6.55%, 06/01/2034 (Callable 03/01/2034)	3,150,000	3,215,692
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	4,000,000	4,176,326
5.75%, 08/15/2034 (Callable 02/15/2034)	5,000,000	5,153,978
Cheniere Energy, Inc., 5.65%, 04/15/2034 (Callable 10/15/2033)	6,600,000	6,773,321
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	2,250,000	2,286,102
CK Hutchison International 21 Ltd., 2.50%, 04/15/2031 (Callable 01/15/2031)(a)	5,000,000	4,543,996
CNH Industrial Capital LLC, 4.55%, 04/10/2028 (Callable 03/10/2028)	6,800,000	6,781,660
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	2,518,000	2,490,081
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/2030 (Callable 10/22/2029)	8,875,000	8,304,164

	Par	Value
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028)(a)	$9,125,000	$9,356,861
CommonSpirit Health, 4.35%, 09/01/2030 (Callable 06/01/2030)	9,750,000	9,531,728
Conagra Brands, Inc., 8.25%, 09/15/2030	1,140,000	1,282,718
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	10,736,000	10,708,076
Constellation Brands, Inc., 3.50%, 05/09/2027 (Callable 02/09/2027)	3,625,000	3,597,567
Constellation Software, Inc.
5.16%, 02/16/2029 (Callable 01/16/2029)(a)	7,064,000	7,090,308
5.46%, 02/16/2034 (Callable 11/16/2033)(a)	5,000,000	4,903,462
Cox Communications, Inc., 5.70%, 06/15/2033 (Callable 03/15/2033)(a)	2,000,000	1,966,104
Crown Castle, Inc.
4.30%, 02/15/2029 (Callable 11/15/2028)	2,000,000	1,976,774
5.60%, 06/01/2029 (Callable 05/01/2029)	3,000,000	3,066,795
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	2,500,000	2,485,453
4.30%, 03/25/2028 (Callable 12/25/2027)	5,877,000	5,845,692
5.25%, 02/21/2033 (Callable 11/21/2032)	8,625,000	8,768,659
5.30%, 06/01/2033 (Callable 03/01/2033)	8,475,000	8,596,395
CVS Pass-Through Trust
6.04%, 12/10/2028	6,824,350	6,845,983
5.77%, 01/10/2033(a)	129,389	129,199
5.93%, 01/10/2034(a)	6,560,965	6,658,533
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036(a)	2,110,627	1,974,878
Daimler Truck Finance North America LLC, 5.13%, 09/25/2029 (Callable 08/25/2029)(a)	16,275,000	16,422,962
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	10,900,000	10,084,356
Diageo Capital PLC, 2.00%, 04/29/2030 (Callable 01/29/2030)	3,275,000	2,975,033
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)	3,000,000	3,042,999

The accompanying notes are an integral part of these financial statements.

39

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Discovery Communications LLC, 3.63%, 05/15/2030 (Callable 02/15/2030)	$1,015,000	$943,947
Discovery Global Holdings, Inc.
3.76%, 03/15/2027 (Callable 02/15/2027)	5,340,000	5,293,245
4.05%, 03/15/2029 (Callable 01/15/2029)	4,985,000	4,935,499
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	6,848,000	6,815,623
2.38%, 09/15/2028 (Callable 07/15/2028)	10,000,000	9,400,981
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	10,000,000	10,069,848
Element Fleet Management Corp.
5.64%, 03/13/2027 (Callable 02/13/2027)(a)	10,000,000	10,068,620
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	12,567,000	12,990,125
Emerson Electric Co., 1.95%, 10/15/2030 (Callable 07/15/2030)	12,600,000	11,340,158
Enbridge, Inc., 5.55%, 06/20/2035 (Callable 03/20/2035)	12,800,000	13,017,532
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	475,000	473,985
5.50%, 06/01/2027 (Callable 03/01/2027)	18,231,000	18,350,662
6.00%, 02/01/2029 (Callable 07/31/2026)(a)	4,000,000	4,031,574
5.25%, 04/15/2029 (Callable 01/15/2029)	14,264,000	14,454,384
8.25%, 11/15/2029 (Callable 08/15/2029)	1,500,000	1,641,518
3.75%, 05/15/2030 (Callable 02/15/2030)	275,000	264,824
7.38%, 02/01/2031 (Callable 07/16/2026)(a)	3,000,000	3,089,666
5.70%, 04/01/2035 (Callable 01/01/2035)	10,000,000	10,263,343
Eni SpA, 5.50%, 05/15/2034 (Callable 02/15/2034)(a)	4,000,000	4,059,361
EQT Corp.
7.50%, 06/01/2030 (Callable 12/01/2029)	8,000,000	8,637,291
5.75%, 02/01/2034 (Callable 11/01/2033)	5,425,000	5,546,937

	Par	Value
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/2031 (Callable 02/15/2031)	$10,000,000	$9,774,351
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034 (Callable 03/15/2034)	3,000,000	3,041,619
Equinix, Inc.
1.80%, 07/15/2027 (Callable 05/15/2027)	7,000,000	6,805,524
3.90%, 04/15/2032 (Callable 01/15/2032)	11,000,000	10,397,498
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029 (Callable 02/15/2029)(a)	17,500,000	17,263,387
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028)(a)	31,154,000	30,974,495
4.65%, 04/20/2032 (Callable 01/20/2032)(a)	8,000,000	7,851,500
Fidelity National Information Services, Inc.
1.65%, 03/01/2028 (Callable 01/01/2028)	5,000,000	4,756,095
5.10%, 07/15/2032 (Callable 04/15/2032)	4,900,000	4,903,673
Fiserv, Inc.
2.25%, 06/01/2027 (Callable 04/01/2027)	16,000,000	15,678,279
4.20%, 10/01/2028 (Callable 07/01/2028)	1,035,000	1,020,716
3.50%, 07/01/2029 (Callable 04/01/2029)	700,000	671,811
4.75%, 03/15/2030 (Callable 02/15/2030)	4,818,000	4,770,605
5.63%, 08/21/2033 (Callable 05/21/2033)	5,600,000	5,659,722
5.15%, 08/12/2034 (Callable 05/12/2034)	5,000,000	4,855,636
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	7,515,000	6,942,311
Flex Ltd.
4.88%, 06/15/2029 (Callable 03/15/2029)	14,295,000	14,310,259
4.88%, 05/12/2030 (Callable 02/12/2030)	4,073,000	4,066,381
Florida Gas Transmission Co. LLC
2.55%, 07/01/2030 (Callable 04/01/2030)(a)	7,000,000	6,415,125
2.30%, 10/01/2031 (Callable 07/01/2031)(a)	10,225,000	8,991,440
5.75%, 07/15/2035 (Callable 04/15/2035)(a)	20,000,000	20,597,977
Flowers Foods, Inc., 2.40%, 03/15/2031 (Callable 12/15/2030)	300,000	260,293

The accompanying notes are an integral part of these financial statements.

40

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Flowserve Corp., 5.70%, 05/15/2036 (Callable 02/15/2036)	$7,000,000	$7,035,495
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,051,651
7.35%, 11/04/2027 (Callable 10/04/2027)	10,000,000	10,275,001
5.92%, 03/20/2028 (Callable 02/20/2028)	4,450,000	4,504,634
6.80%, 11/07/2028 (Callable 10/07/2028)	5,000,000	5,162,064
5.30%, 09/06/2029 (Callable 08/06/2029)	7,000,000	6,974,054
5.42%, 04/09/2031 (Callable 03/09/2031)	7,225,000	7,163,530
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029 (Callable 06/15/2029)	2,725,000	2,599,547
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	3,000,000	3,192,937
Freeport-McMoRan, Inc., 5.40%, 11/14/2034 (Callable 05/14/2034)	691,000	702,860
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026)(a)	20,000,000	19,747,679
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	2,500,000	2,419,554
2.38%, 02/16/2031 (Callable 11/16/2030)(a)	10,000,000	8,867,578
General Motors Co., 5.63%, 04/15/2030 (Callable 03/15/2030)	1,125,000	1,152,677
General Motors Financial Co., Inc.
5.40%, 05/08/2027	11,100,000	11,184,062
6.00%, 01/09/2028 (Callable 12/09/2027)	2,475,000	2,521,275
5.05%, 04/04/2028	3,500,000	3,520,996
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,362,633
4.75%, 04/06/2029	6,650,000	6,646,443
5.45%, 07/15/2030 (Callable 06/15/2030)	3,175,000	3,239,644
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/2029 (Callable 05/04/2029)	15,033,000	15,370,871
Genpact UK Finco PLC / Genpact USA, Inc., 4.95%, 11/18/2030 (Callable 10/18/2030)	4,000,000	3,939,277
Glencore Funding LLC
3.88%, 10/27/2027 (Callable 07/27/2027)(a)	1,150,000	1,140,262

	Par	Value
5.40%, 05/08/2028 (Callable 04/08/2028)(a)	$12,200,000	$12,328,825
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	175,000	175,842
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	11,400,000	11,578,196
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	6,343,000	5,782,007
6.38%, 10/06/2030 (Callable 08/06/2030)(a)	4,000,000	4,216,562
2.63%, 09/23/2031 (Callable 06/23/2031)(a)	8,350,000	7,455,393
6.50%, 10/06/2033 (Callable 07/06/2033)(a)	3,000,000	3,231,439
5.67%, 04/01/2035 (Callable 01/01/2035)(a)	9,500,000	9,737,798
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)	4,535,000	4,476,182
4.50%, 11/15/2028 (Callable 10/15/2028)	10,000,000	9,880,251
2.90%, 05/15/2030 (Callable 02/15/2030)	275,000	252,418
Gruma SAB de CV, 5.39%, 12/09/2034 (Callable 10/09/2034)(a)	2,000,000	1,981,249
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)	3,000,000	2,997,667
Hexcel Corp., 4.90%, 05/15/2031 (Callable 04/15/2031)	12,000,000	11,963,789
HF Sinclair Corp., 5.00%, 02/01/2028 (Callable 07/11/2026)	15,000,000	14,967,610
HP, Inc., 4.00%, 04/15/2029 (Callable 02/15/2029)	3,000,000	2,940,782
Hyatt Hotels Corp., 5.25%, 06/30/2029 (Callable 05/30/2029)	15,000,000	15,226,451
Hyundai Capital America
4.88%, 11/01/2027(a)	6,325,000	6,341,051
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	7,975,000	8,185,598
4.75%, 04/06/2029(a)	15,850,000	15,804,133
4.75%, 06/18/2029(a)	10,000,000	9,965,810
Icon Investments Six DAC, 6.00%, 05/08/2034 (Callable 02/08/2034)	11,550,000	11,860,074
IDEX Corp.
4.95%, 09/01/2029 (Callable 08/01/2029)	6,450,000	6,488,838
3.00%, 05/01/2030 (Callable 02/01/2030)	1,100,000	1,031,451
Ingersoll Rand, Inc., 5.40%, 08/14/2028 (Callable 07/14/2028)	7,000,000	7,104,978

The accompanying notes are an integral part of these financial statements.

41

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	$550,000	$514,144
Intel Corp., 5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	5,055,100
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027)(a)	2,603,000	2,513,560
IQVIA, Inc.
5.70%, 05/15/2028 (Callable 04/15/2028)	3,725,000	3,784,581
6.25%, 02/01/2029 (Callable 01/01/2029)	4,418,000	4,564,301
Jacobs Solutions, Inc.
4.75%, 03/03/2031 (Callable 02/03/2031)	6,000,000	5,944,529
5.38%, 03/03/2036 (Callable 12/03/2035)	24,500,000	24,093,575
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/2033 (Callable 01/01/2033)	8,000,000	8,213,340
6.75%, 03/15/2034 (Callable 12/15/2033)	952,000	1,038,757
5.63%, 03/10/2037 (Callable 12/10/2036)(a)	10,000,000	9,958,300
JH North America Holdings, Inc.
5.88%, 01/31/2031 (Callable 07/31/2027)(a)	2,000,000	2,009,410
6.13%, 07/31/2032 (Callable 07/31/2028)(a)	2,000,000	2,016,584
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	14,057,000	14,724,532
Kennametal, Inc., 5.80%, 05/28/2036 (Callable 02/28/2036)	10,000,000	10,104,002
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	7,000,000	6,854,268
Keysight Technologies, Inc., 5.35%, 07/30/2030 (Callable 06/30/2030)	6,500,000	6,623,913
Kinder Morgan, Inc.
8.05%, 10/15/2030	9,146,000	10,200,266
7.80%, 08/01/2031	15,425,000	17,501,208
Kraft Heinz Foods Co., 3.88%, 05/15/2027 (Callable 02/15/2027)	8,129,000	8,096,310
Kroger Co., 5.00%, 09/15/2034 (Callable 06/15/2034)	3,825,000	3,774,467

	Par	Value
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	$5,900,000	$5,858,820
2.70%, 10/15/2028 (Callable 08/15/2028)	4,730,000	4,444,501
Lear Corp., 3.80%, 09/15/2027 (Callable 06/15/2027)	410,000	406,514
Lennar Corp., 4.75%, 11/29/2027 (Callable 05/29/2027)	4,500,000	4,507,644
Lennox International, Inc., 1.70%, 08/01/2027 (Callable 06/01/2027)	850,000	825,745
Lifespan Corp., 4.65%, 05/15/2031 (Callable 11/15/2030)	9,280,000	9,172,028
LYB International Finance III LLC, 5.13%, 01/15/2031 (Callable 12/15/2030)	5,000,000	4,992,081
Marathon Petroleum Corp., 5.15%, 03/01/2030 (Callable 02/01/2030)	18,000,000	18,241,456
Marriott International, Inc., 5.00%, 10/15/2027 (Callable 09/15/2027)	10,325,000	10,391,414
Martin Marietta Materials, Inc., 2.50%, 03/15/2030 (Callable 12/15/2029)	200,000	184,752
MasTec, Inc., 6.63%, 08/15/2029 (Callable 07/11/2026)(a)	3,000,000	3,000,000
Medline Borrower LP, 3.88%, 04/01/2029 (Callable 07/31/2026)(a)	24,800,000	24,084,247
Medline Borrower LP/Medline Co.-Issuer, Inc., 5.00%, 06/15/2031 (Callable 05/15/2031)(a)	15,000,000	14,927,904
Mercedes-Benz Finance North America LLC, 4.25%, 03/10/2029(a)	4,825,000	4,765,844
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029(a)	6,460,000	6,327,809
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	9,925,000	9,861,003
Mohawk Industries, Inc., 5.85%, 09/18/2028 (Callable 08/18/2028)	7,500,000	7,681,206
MPLX LP
4.13%, 03/01/2027 (Callable 12/01/2026)	275,000	274,342
4.80%, 02/15/2031 (Callable 01/15/2031)	3,950,000	3,933,887
5.40%, 04/01/2035 (Callable 01/01/2035)	32,175,000	32,151,080

The accompanying notes are an integral part of these financial statements.

42

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
MSCI, Inc.
4.00%, 11/15/2029 (Callable 07/31/2026)(a)	$22,378,000	$21,650,348
3.88%, 02/15/2031 (Callable 07/31/2026)(a)	2,055,000	1,946,041
NetApp, Inc., 5.50%, 03/17/2032 (Callable 01/17/2032)	7,000,000	7,153,215
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	5,291,000	5,268,130
5.65%, 05/15/2033 (Callable 02/15/2033)	3,341,000	3,435,859
Occidental Petroleum Corp.
7.50%, 10/15/2026	1,288,000	1,299,270
8.88%, 07/15/2030 (Callable 01/15/2030)	1,000,000	1,125,974
7.50%, 05/01/2031	12,000,000	13,279,188
5.55%, 10/01/2034 (Callable 07/01/2034)	7,325,000	7,492,977
6.45%, 09/15/2036	3,750,000	4,022,801
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	5,000,000	4,286,274
ONEOK, Inc., 4.75%, 10/15/2031 (Callable 08/15/2031)	15,000,000	14,827,128
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	11,375,000	11,223,802
2.30%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,871,147
4.55%, 02/04/2029 (Callable 01/04/2029)	3,000,000	2,957,439
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,076,807
4.80%, 09/26/2032 (Callable 07/26/2032)	15,400,000	14,653,274
5.70%, 02/04/2036 (Callable 11/04/2035)	2,450,000	2,372,714
Orange SA, 9.00%, 03/01/2031(d)	4,125,000	4,817,508
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.88%, 11/15/2027 (Callable 10/15/2027)(a)	7,200,000	7,304,942
5.70%, 02/01/2028 (Callable 01/01/2028)(a)	2,900,000	2,941,509
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	4,425,000	4,484,894
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	11,000,000	11,259,155
Phillips 66, 2.15%, 12/15/2030 (Callable 09/15/2030)	10,000,000	8,969,929
Phillips 66 Co., 3.15%, 12/15/2029 (Callable 09/15/2029)	500,000	475,944

	Par	Value
Premier Health Partners, 2.91%, 11/15/2026 (Callable 07/31/2026)	$17,852,000	$17,765,482
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	17,900,000	18,276,942
6.40%, 04/15/2033 (Callable 01/15/2033)	2,000,000	2,122,743
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026)(a)	5,450,000	5,398,710
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	4,350,000	4,389,698
Rio Grande LNG LLC, 5.50%, 01/30/2034 (Callable 11/30/2033)(a)	10,000,000	9,947,608
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	15,150,000	14,127,183
5.30%, 02/15/2034 (Callable 11/15/2033)	4,900,000	4,857,408
Roper Technologies, Inc., 2.00%, 06/30/2030 (Callable 03/30/2030)	14,675,000	13,171,073
Ryder System, Inc.
2.85%, 03/01/2027 (Callable 02/01/2027)	3,775,000	3,734,810
5.25%, 06/01/2028 (Callable 05/01/2028)	6,275,000	6,355,200
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)	10,450,000	10,348,934
5.90%, 09/15/2037 (Callable 03/15/2037)	2,831,910	2,955,569
Salesforce, Inc., 4.65%, 03/15/2029 (Callable 02/15/2029)	19,375,000	19,364,961
Samarco Mineracao SA, 9.50% (or 5.00% PIK), 06/30/2031 (Callable 07/16/2026)(a)	2,165,726	2,177,130
SBA Communications Corp., 3.13%, 02/01/2029 (Callable 07/31/2026)	34,600,000	33,106,276
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/2030 (Callable 06/01/2027)	4,212,000	4,286,813
SK hynix, Inc., 5.50%, 01/16/2029(a)	5,000,000	5,103,104
Smith & Nephew PLC, 2.03%, 10/14/2030 (Callable 07/14/2030)	5,600,000	4,975,351
Sodexo, Inc., 5.15%, 08/15/2030 (Callable 07/15/2030)(a)	4,950,000	4,983,342
Solventum Corp., 5.60%, 03/23/2034 (Callable 12/23/2033)	10,000,000	10,234,443

The accompanying notes are an integral part of these financial statements.

43

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/2029 (Callable 09/01/2029)	$12,000,000	$12,041,105
Southern Natural Gas Co. LLC
7.35%, 02/15/2031	8,020,000	8,770,767
8.00%, 03/01/2032	2,523,000	2,877,732
Sprint Capital Corp., 6.88%, 11/15/2028	13,000,000	13,619,527
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,000,000	2,043,415
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027)(a)	575,000	579,557
Sysco Corp., 5.95%, 04/01/2030 (Callable 01/01/2030)	4,232,000	4,388,167
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	5,000,000	5,031,065
5.55%, 08/15/2035 (Callable 05/15/2035)	10,000,000	10,115,011
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	14,125,000	14,052,510
TD SYNNEX Corp., 4.30%, 01/17/2029 (Callable 12/17/2028)	4,000,000	3,950,062
TELUS Corp., 3.40%, 05/13/2032 (Callable 02/13/2032)	3,000,000	2,730,795
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	17,125,000	17,040,325
4.13%, 04/01/2032 (Callable 01/01/2032)	8,000,000	7,580,174
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 07/11/2026)	4,350,000	4,205,416
3.88%, 04/15/2030 (Callable 01/15/2030)	23,206,000	22,486,043
5.13%, 05/15/2032 (Callable 03/15/2032)	8,600,000	8,688,825
6.70%, 12/15/2033	5,000,000	5,463,673
Toll Brothers Finance Corp., 5.60%, 06/15/2035 (Callable 03/15/2035)	14,650,000	14,938,820
Toll Road Investors Partnership II LP, 0.00%, 02/15/2028(a)(e)	15,100,000	13,568,582
TransCanada PipeLines Ltd., 5.60%, 03/31/2034	1,335,000	1,363,755
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/2026	4,748,000	4,801,563
TSMC Arizona Corp., 2.50%, 10/25/2031 (Callable 07/25/2031)	8,175,000	7,389,544

	Par	Value
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 07/31/2026)(a)	$12,000,000	$12,195,696
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	14,500,000	13,810,289
6.13%, 06/12/2033 (Callable 03/12/2033)	15,000,000	15,712,501
Valero Energy Corp., 2.15%, 09/15/2027 (Callable 07/15/2027)	300,000	292,005
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	10,000,000	10,026,107
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	15,000,000	17,027,793
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (Callable 02/15/2029)(a)	6,000,000	5,723,713
6.25%, 01/15/2030 (Callable 10/15/2029)(a)	4,350,000	4,455,200
6.00%, 05/01/2036 (Callable 11/01/2035)(a)	5,000,000	5,053,965
Verisk Analytics, Inc.
4.13%, 03/15/2029 (Callable 12/15/2028)	3,000,000	2,961,925
4.45%, 03/15/2031 (Callable 02/15/2031)	15,000,000	14,687,892
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	2,316,000	2,023,787
4.75%, 01/15/2033 (Callable 11/15/2032)	6,825,000	6,718,951
5.40%, 07/02/2037 (Callable 04/02/2037)	11,184,000	11,153,969
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	3,153,000	3,151,992
Videotron Ltd., 5.70%, 01/15/2035 (Callable 10/15/2034)(a)	18,820,000	18,878,049
Volkswagen Group of America Finance LLC, 6.20%, 11/16/2028 (Callable 10/16/2028)(a)	6,000,000	6,167,467
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	16,375,000	15,725,809
2.95%, 04/01/2031 (Callable 01/01/2031)	2,696,000	2,443,413
VSP Optical Group, Inc.
5.40%, 06/01/2033 (Callable 04/01/2033)(a)	7,700,000	7,719,431
5.45%, 12/01/2035 (Callable 09/01/2035)(a)	10,000,000	9,926,596
Waste Connections, Inc., 3.20%, 06/01/2032 (Callable 03/01/2032)	875,000	803,569

The accompanying notes are an integral part of these financial statements.

44

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030)(a)	$11,300,000	$11,399,675
Western Midstream Operating LP
4.50%, 03/01/2028 (Callable 12/01/2027)	7,195,000	7,162,916
4.05%, 02/01/2030 (Callable 11/01/2029)(d)	2,000,000	1,937,454
4.80%, 03/01/2031 (Callable 02/01/2031)	10,425,000	10,310,008
5.70%, 07/01/2036 (Callable 04/01/2036)	4,000,000	4,007,197
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/2028 (Callable 06/15/2028)(d)	1,500,000	1,500,975
Whistler Pipeline LLC, 5.40%, 09/30/2029 (Callable 08/30/2029)(a)	11,225,000	11,385,023
Williams Cos., Inc.
7.50%, 01/15/2031	6,650,000	7,396,616
5.15%, 03/15/2034 (Callable 12/15/2033)	7,000,000	6,993,985
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028)(a)	31,159,000	30,973,239
5.40%, 05/19/2030 (Callable 04/19/2030)	1,500,000	1,524,535
WRKCo, Inc., 3.90%, 06/01/2028 (Callable 03/01/2028)	8,275,000	8,165,981
WSP Global, Inc.
5.04%, 09/18/2031 (Callable 08/18/2031)(a)	10,000,000	9,929,054
5.71%, 09/18/2036 (Callable 06/18/2036)(a)	10,000,000	9,888,336
		2,460,177,033
Utilities - 3.2%
Alliant Energy Finance LLC
4.25%, 06/15/2028 (Callable 03/15/2028)(a)	20,000,000	19,831,994
5.95%, 03/30/2029 (Callable 02/28/2029)(a)	7,000,000	7,197,237
Ameren Corp., 5.38%, 03/15/2035 (Callable 12/15/2034)	7,000,000	7,080,158
Arizona Public Service Co., 5.10%, 03/15/2036 (Callable 12/15/2035)	4,175,000	4,107,148
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028)(a)	4,400,000	4,362,782
Avangrid, Inc., 3.80%, 06/01/2029 (Callable 03/01/2029)	10,975,000	10,686,870
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)	15,000,000	15,586,629

	Par	Value
Dominion Energy, Inc., 5.35%, 06/15/2036 (Callable 03/15/2036)	$14,475,000	$14,491,811
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	275,000	251,578
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	18,000,000	18,075,050
5.10%, 03/01/2029 (Callable 02/01/2029)	15,000,000	15,170,004
5.85%, 06/01/2034 (Callable 03/01/2034)	12,000,000	12,516,150
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (Callable 07/01/2030)(a)	6,883,000	6,166,165
2.78%, 01/07/2032 (Callable 10/07/2031)(a)	12,400,000	10,920,618
East Ohio Gas Co., 2.00%, 06/15/2030 (Callable 03/15/2030)(a)	550,000	494,546
Emera US Finance LLC, 5.20%, 04/01/2033 (Callable 02/01/2033)	15,000,000	14,936,260
ENEL Finance International NV
4.63%, 06/15/2027 (Callable 05/15/2027)(a)	10,000,000	10,014,112
3.50%, 04/06/2028(a)	14,975,000	14,693,070
5.50%, 06/26/2034 (Callable 03/26/2034)(a)	25,000,000	25,329,994
Engie SA, 5.25%, 04/10/2029 (Callable 03/10/2029)(a)	12,000,000	12,173,122
Entergy Corp., 2.80%, 06/15/2030 (Callable 03/15/2030)	13,250,000	12,309,282
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	275,000	242,627
IPALCO Enterprises, Inc., 5.75%, 04/01/2034 (Callable 01/01/2034)	8,879,000	8,847,750
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	275,000	270,551
2.95%, 05/14/2030 (Callable 02/14/2030)(a)	15,717,000	14,659,962
5.40%, 06/01/2033 (Callable 03/01/2033)(a)	4,550,000	4,607,059
5.65%, 05/09/2034 (Callable 02/09/2034)(a)	4,400,000	4,509,674
KeySpan Corp., 8.00%, 11/15/2030	9,900,000	11,061,413
Liberty Utilities Co.
5.58%, 01/31/2029 (Callable 12/31/2028)(a)	22,000,000	22,416,266
5.10%, 05/15/2031 (Callable 04/15/2031)(a)	10,000,000	9,975,973

The accompanying notes are an integral part of these financial statements.

45

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	$5,000,000	$5,089,131
5.42%, 01/11/2034 (Callable 10/11/2033)	5,125,000	5,197,246
5.41%, 06/09/2036 (Callable 03/09/2036)	6,400,000	6,372,537
National Grid USA, 5.80%, 04/01/2035	12,768,000	13,331,189
New York State Electric & Gas Corp., 5.30%, 08/15/2034 (Callable 05/15/2034)(a)	9,925,000	9,996,849
NiSource, Inc., 5.30%, 05/18/2036 (Callable 02/18/2036)	10,500,000	10,507,133
NRG Energy, Inc., 4.96%, 04/30/2031 (Callable 03/30/2031)(a)	10,000,000	9,889,644
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	6,000,000	5,599,699
Pacific Gas and Electric Co., 3.75%, 07/01/2028	259,500	254,917
Puget Energy, Inc., 2.38%, 06/15/2028 (Callable 04/15/2028)	325,000	310,462
RWE Finance US LLC, 5.88%, 04/16/2034 (Callable 01/16/2034)(a)	10,000,000	10,296,937
Southern Co., 5.70%, 03/15/2034 (Callable 09/15/2033)	8,375,000	8,675,997
Vistra Operations Co. LLC, 4.38%, 05/01/2029 (Callable 07/11/2026)(a)	24,681,000	24,248,598
		422,756,194
TOTAL CORPORATE BONDS (Cost $5,734,529,987)		5,727,122,840
U.S. TREASURY SECURITIES - 42.7%
United States Treasury Note/Bond
3.63%, 08/15/2028	86,125,000	85,183,008
1.13%, 08/31/2028	253,075,000	237,277,583
3.50%, 03/15/2029	306,450,000	301,290,626
2.38%, 03/31/2029	114,025,000	108,769,160
4.63%, 04/30/2029	571,525,000	578,356,507
2.75%, 05/31/2029	205,225,000	197,344,680
3.50%, 09/30/2029	153,825,000	150,700,430
3.88%, 12/31/2029	455,450,000	450,966,664
4.13%, 08/31/2030	189,775,000	189,248,670
4.38%, 11/30/2030	554,100,000	557,844,502
4.00%, 01/31/2031	296,200,000	293,631,389
1.38%, 11/15/2031	129,300,000	111,662,672
1.88%, 02/15/2032	219,150,000	193,322,831
2.88%, 05/15/2032	263,625,000	244,749,039
4.00%, 06/30/2032	284,775,000	280,803,724

	Par	Value
3.50%, 02/15/2033	$325,825,000	$310,870,141
4.25%, 03/31/2033	121,975,000	121,593,828
3.38%, 05/15/2033	96,175,000	90,836,536
4.38%, 05/15/2034	332,025,000	332,128,758
4.63%, 02/15/2035	585,850,000	595,141,218
4.13%, 02/15/2036	241,150,000	235,271,969
TOTAL U.S. TREASURY SECURITIES (Cost $5,694,922,014)		5,666,993,935
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.8%
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027)(a)(d)	17,219,065	17,119,700
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 07/25/2026)(a)(f)	529,235	513,498
Series 2022-1, Class A1A, 3.50%, 12/25/2056 (Callable 07/25/2026)(a)(d)	10,778,888	10,462,442
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class 2A, 3.80%, 07/25/2034 (Callable 07/25/2026)(f)	233,622	220,535
BRAVO Residential Funding Trust
Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 12/25/2043)(a)(f)	20,404,871	20,165,126
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 02/25/2047)(a)(f)	43,923,854	40,542,758
Series 2026-NQM2, Class A1, 4.62%, 11/25/2065 (Callable 01/25/2029)(a)(f)	33,602,388	33,057,324
Series 2026-NQM6, Class A1, 5.52%, 05/25/2066 (Callable 06/25/2029)(a)(f)	39,775,000	39,734,032
Chase Mortgage Finance Corp.
Series 2024-RPL2, Class A1A, 3.25%, 08/25/2064 (Callable 04/25/2050)(a)(f)	40,047,559	35,239,657
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 11/25/2048)(a)(f)	23,968,605	21,112,621
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028)(a)(f)	24,266,478	24,044,367
FirstKey Homes Trust
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	18,562,543	18,428,798
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	20,244,648	20,096,240
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	21,026,362	20,987,422

The accompanying notes are an integral part of these financial statements.

46

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
GCAT, Series 2025-NQM3, Class A1A, 5.55%, 05/25/2070 (Callable 06/25/2028)(a)(d)	$12,691,880	$12,689,619
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 09/17/2039 (Callable 07/17/2026)(a)	13,679,884	13,371,651
Series 2021-3, Class A, 2.20%, 01/17/2041(a)	28,230,884	26,470,078
MASTR Alternative Loans Trust, Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 07/25/2026)	95,181	94,181
MFRA Trust, Series 2022-NQM1, Class A1, 5.11%, 12/25/2066 (Callable 07/25/2026)(a)(f)	15,693,398	15,398,943
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 11/25/2033)(a)(f)	62,247	61,647
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 06/25/2032)(a)(f)	130,988	128,378
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 01/25/2032)(a)(f)	784,672	755,278
Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 06/25/2043)(a)(f)	2,288,676	2,209,851
Onslow Bay Mortgage Loan Trust
Series 2025-NQM14, Class A1, 5.16%, 07/25/2065 (Callable 07/25/2028)(a)(d)	25,519,491	25,413,749
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (Callable 02/25/2029)(a)(f)	35,636,545	35,086,339
Series 2026-NQM9, Class A1, 5.47%, 04/25/2066 (Callable 06/25/2029)(a)(f)	13,300,000	13,281,187
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30%, 04/17/2041(a)	19,753,858	18,896,909
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 4.72%, 10/25/2043 (Callable 07/25/2026)(f)	421,525	395,138
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 11/25/2029)(a)(f)	17,899	17,715
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 06/25/2034)(a)(f)	159,186	150,253

	Par	Value
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 06/25/2033)(a)(f)	$7,195	$7,171
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2028)(a)(f)	2,268,906	2,197,308
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 02/25/2033)(a)(f)	7,254,409	6,941,896
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 12/25/2031)(a)	7,715,598	7,010,759
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 03/25/2033)(a)(f)	4,241,207	3,968,847
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 10/25/2032)(a)(f)	6,761,996	6,348,314
Series 2024-1, Class A1, 4.93%, 03/25/2064 (Callable 08/25/2032)(a)(f)	9,013,842	9,155,133
Series 2024-2, Class A1A, 4.92%, 12/25/2064 (Callable 05/25/2031)(a)(f)	26,160,320	26,466,832
Series 2024-5, Class A1A, 4.61%, 10/25/2064 (Callable 01/25/2033)(a)(f)	25,525,868	25,474,382
Series 2025-1, Class A1A, 4.80%, 06/25/2065 (Callable 12/25/2035)(a)(f)	23,672,831	23,827,749
Verus Securitization Trust
Series 2025-9, Class A1, 4.94%, 10/27/2070 (Callable 10/25/2028)(a)(f)	20,198,572	20,042,215
Series 2026-5, Class A1, 5.36%, 05/25/2071 (Callable 06/25/2029)(a)(f)	32,575,000	32,502,644
WaMu Mortgage Pass Through Certificates
Series 2004-AR3, Class A1, 5.17%, 06/25/2034 (Callable 07/25/2026)(f)	532,714	509,175
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 07/25/2026)	528,895	538,667
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $633,931,383)		631,136,528
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	575,000	569,029
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	1,200,000	1,181,080

The accompanying notes are an integral part of these financial statements.

47

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2017-BNK7, Class ASB, 3.27%, 09/15/2060 (Callable 09/15/2027)	$218,704	$217,369
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	575,000	561,040
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	9,186,269	9,021,146
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	895,000	880,991
BANK-2020, Series 2020-BN29, Class A4, 2.00%, 11/15/2053 (Callable 12/15/2030)	7,450,000	6,570,656
BANK-2022, Series 2022-BNK44, Class A5, 5.93%, 11/15/2055 (Callable 11/15/2032)(f)	13,475,000	13,962,570
BANK5 Trust
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	23,600,000	24,134,719
Series 2025-5YR13, Class A2, 5.03%, 01/15/2058 (Callable 02/15/2030)	26,550,000	26,625,986
Benchmark Mortgage Trust
Series 2019-B9, Class A5, 4.02%, 03/15/2052 (Callable 02/15/2029)	11,860,000	11,567,274
Series 2024-V10, Class A3, 5.28%, 09/15/2057 (Callable 10/15/2029)	23,025,000	23,257,592
Series 2024-V11, Class A3, 5.91%, 11/15/2057 (Callable 11/15/2029)(f)	4,475,000	4,609,191
Series 2025-V17, Class A2, 4.36%, 09/15/2058 (Callable 09/15/2030)	21,125,000	20,718,614
Series 2026-V21, Class A2, 4.65%, 03/15/2059 (Callable 03/15/2031)	37,750,000	37,340,873
BMO Mortgage Trust
Series 2025-5C10, Class A3, 5.58%, 05/15/2058 (Callable 05/15/2030)	4,900,000	5,001,746
Series 2025-5C11, Class A3, 5.67%, 07/15/2058 (Callable 07/15/2030)	5,450,000	5,587,710
Series 2025-5C12, Class A3, 5.18%, 10/15/2058 (Callable 10/15/2030)	20,000,000	20,166,950
Series 2025-5C13, Class A3, 5.23%, 12/15/2058 (Callable 05/15/2032)	21,325,000	21,556,152

	Par	Value
Series 2025-5C9, Class A3, 5.78%, 04/15/2058 (Callable 05/15/2032)(f)	$28,295,000	$29,030,328
Cantor Commercial Real Estate Lending LP, Series 2019-CF3, Class A4, 3.01%, 01/15/2053 (Callable 12/15/2029)	4,975,000	4,636,487
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 11/10/2029)	2,763,948	2,746,937
Series 2017-C4, Class A3, 3.21%, 10/12/2050 (Callable 11/12/2027)	5,331,888	5,245,895
Series 2017-P8, Class A3, 3.20%, 09/15/2050 (Callable 09/15/2027)	2,375,000	2,343,494
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	550,000	537,488
Series 2018-C6, Class A4, 4.41%, 11/10/2051 (Callable 11/10/2028)	13,419,000	13,274,008
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	2,495,000	2,466,640
Series 2019-CD8, Class A4, 2.91%, 08/15/2057 (Callable 08/15/2029)	10,752,000	10,060,890
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	19,610,172	19,373,705
Computershare Corporate Trust
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)	4,966,000	4,930,024
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	2,439,939	2,413,765
Series 2019-C52, Class A5, 2.89%, 08/15/2052 (Callable 08/15/2029)	3,355,000	3,159,339
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	14,625,000	13,808,056
Series 2026-5C8, Class A2, 4.55%, 03/15/2059 (Callable 03/15/2031)	47,825,000	47,098,270
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	1,262,099	1,258,044

The accompanying notes are an integral part of these financial statements.

48

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	$6,000,000	$5,909,772
Series 2018-CX12, Class A3, 3.96%, 08/15/2051 (Callable 08/15/2028)	5,025,000	4,967,163
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	7,300,000	6,881,536
Series 2021-C20, Class ASB, 2.44%, 03/15/2054 (Callable 03/15/2031)	6,418,548	6,193,963
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/2051 (Callable 07/10/2028)(f)	9,372,252	9,244,354
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	1,083,809	1,081,475
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)	18,900,000	18,655,566
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	14,048,523	13,960,043
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	5,300,000	5,212,972
Morgan Stanley ABS Capital I, Inc., Series 2022-L8, Class ASB, 3.92%, 04/15/2055 (Callable 04/15/2032)(f)	9,422,000	9,139,903
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	14,450,000	14,228,625
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)	3,675,000	3,674,266
Series 2025-5C2, Class A2, 4.63%, 11/15/2058 (Callable 11/15/2030)	24,275,000	23,943,476
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class A4, 3.05%, 11/15/2049 (Callable 11/15/2026)	15,671,000	15,460,355
Morgan Stanley Capital I, Inc., Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	9,607,210	9,546,767

	Par	Value
UBS Commercial Mortgage Trust
Series 2018-C13, Class A4, 4.33%, 10/15/2051 (Callable 10/15/2028)	$3,900,000	$3,844,829
Series 2018-C8, Class A4, 3.98%, 02/15/2051 (Callable 02/15/2028)	9,900,000	9,709,487
Series 2018-C9, Class A4, 4.12%, 03/15/2051 (Callable 04/15/2028)(f)	18,587,549	18,316,652
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $580,394,594)		575,885,262
ASSET-BACKED SECURITIES - 1.8%
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030)(a)(d)	15,800,000	15,947,066
Ford Credit Floorplan LLC, Series 2025-1, Class A1, 4.63%, 04/15/2030	26,225,000	26,294,549
General Motors Co., Series 2023-2, Class A, 5.34%, 06/15/2030(a)	25,952,000	26,362,924
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036 (Callable 11/11/2028)(a)	26,292,000	27,031,959
Hyundai Auto Lease Securitization Trust, Series 2026-A, Class A3, 3.97%, 12/15/2028 (Callable 06/15/2028)(a)	10,750,000	10,677,427
IPFS Corp.
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	9,075,000	9,144,589
Series 2025-F, Class A, 4.40%, 08/15/2030(a)	7,925,000	7,901,172
MMAF Equipment Finance LLC, Series 2026-A, Class A3, 4.08%, 07/13/2033 (Callable 10/13/2030)(a)	6,075,000	6,002,585
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 10/15/2030)(a)	9,530,443	8,547,067
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 01/15/2031)(a)	1,403,722	1,282,330
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 03/15/2031)(a)	10,727,160	10,389,804
Series 2026-A, Class A, 4.50%, 01/18/2056 (Callable 05/15/2035)(a)	22,989,041	22,661,840

The accompanying notes are an integral part of these financial statements.

49

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 01/20/2029)(a)	$2,141,563	$2,039,573
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 04/20/2032)(a)	566,834	540,539
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 07/31/2026)(a)	6,200,000	6,064,817
SFS Auto Receivables Securitization Trust, Series 2025-3A, Class A3, 4.12%, 04/21/2031 (Callable 07/20/2029)(a)	32,575,000	32,432,367
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034(a)	12,322,691	12,095,400
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2026)(a)(f)	928,250	916,877
Verizon Master Trust
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	9,450,000	9,485,348
Series 2025-5, Class A1A, 4.40%, 06/20/2031 (Callable 06/20/2028)	9,275,000	9,268,877
TOTAL ASSET-BACKED SECURITIES (Cost $246,713,133)		245,087,110
MUNICIPAL BONDS - 1.3%
California Community Choice Financing Authority, 6.13%, 04/01/2030	2,510,000	2,578,669
Central Plains Energy Project, 5.75%, 08/01/2029	1,200,000	1,217,901
Colorado Housing and Finance Authority, 6.25%, 11/01/2054 (Callable 05/01/2033)	4,490,000	4,730,194
Connecticut Housing Finance Authority, 5.32%, 11/15/2055 (Callable 11/15/2033)	5,970,000	6,024,916
County of Miami-Dade FL, 2.54%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,433,694
Florida Development Finance Corp., 3.22%, 02/01/2032 (Callable 08/01/2031)	5,250,000	4,775,775
GBG LLC, 2.25%, 09/01/2030(a)	538,315	502,283
Homewood Educational Building Authority
6.81%, 10/01/2028	2,265,000	2,341,969
6.81%, 10/01/2028	1,370,000	1,416,555

	Par	Value
Idaho Housing & Finance Association, 6.50%, 07/01/2065 (Callable 07/01/2033)	$16,620,000	$17,474,639
Illinois Housing Development Authority
6.50%, 04/01/2054 (Callable 10/01/2032)	15,060,000	15,718,440
6.25%, 10/01/2054 (Callable 04/01/2033)	12,895,000	13,377,727
Massachusetts Educational Financing Authority
1.92%, 07/01/2027	10,000,000	9,765,150
2.16%, 07/01/2028	10,000,000	9,553,891
6.07%, 07/01/2033	7,445,000	7,731,293
Massachusetts Housing Finance Agency, 5.56%, 12/01/2052 (Callable 06/01/2032)	4,620,000	4,706,666
Minnesota Housing Finance Agency
6.50%, 07/01/2054 (Callable 01/01/2033)	3,665,000	3,814,684
6.00%, 01/01/2055 (Callable 01/01/2033)	9,215,000	9,553,131
Nebraska Investment Finance Authority, 6.25%, 09/01/2052 (Callable 09/01/2033)	6,205,000	6,473,819
Nevada Housing Division, 6.25%, 10/01/2054 (Callable 04/01/2033)	2,665,000	2,761,040
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	7,000,000	3,462,654
3.30%, 04/01/2032 (Callable 01/01/2032)	13,600,000	9,997,565
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027(g)	1,600,000	1,644,583
Series A, 5.00%, 12/01/2028(g)	1,225,000	1,279,620
Series B, 5.00%, 12/01/2028(g)	1,205,000	1,258,729
New York State Dormitory Authority, 3.00%, 08/01/2036 (Callable 08/01/2031)	3,480,000	2,928,253
Niagara Area Development Corp.
3.27%, 05/01/2027	2,060,000	2,026,060
3.37%, 05/01/2028	2,130,000	2,051,387
3.42%, 05/01/2029	2,200,000	2,075,695
Rhode Island Housing & Mortgage Finance Corp., 6.00%, 04/01/2054 (Callable 04/01/2033)	3,815,000	3,932,159
San Diego Convention Center Expansion Financing Authority, 2.36%, 04/15/2028	1,325,000	1,275,351
Tennessee Housing Development Agency, 6.25%, 01/01/2055 (Callable 01/01/2033)	8,915,000	9,238,014

The accompanying notes are an integral part of these financial statements.

50

BAIRD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Westvaco Corp., 7.67%, 01/15/2027(a)	$8,700,000	$8,821,175
TOTAL MUNICIPAL BONDS (Cost $184,937,417)		176,943,681
OTHER GOVERNMENT RELATED SECURITIES - 0.3%
Electricite de France SA, 5.65%, 04/22/2029 (Callable 03/22/2029)(a)	25,275,000	25,977,865
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031)(a)	20,487,000	18,624,610
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $45,238,235)		44,602,475
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Federal Home Loan Mortgage Corp., Series K092, Class A2, 3.30%, 04/25/2029 (Callable 04/25/2029)	11,943,000	11,581,239
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,787,911)		11,581,239
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0%(h)
Federal Home Loan Mortgage Corp., Pool C00635, 6.00%, 07/01/2028	232	237
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $227)		237

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.0%
First American Government Obligations Fund - Class U, 3.59%(i)	395,085,618	395,085,618
TOTAL MONEY MARKET FUNDS (Cost $395,085,618)		395,085,618
TOTAL INVESTMENTS - 101.5% (Cost $13,527,540,519)		$13,474,438,925
Liabilities in Excess of Other Assets - (1.5)%		(204,192,359)
TOTAL NET ASSETS - 100.0%		$13,270,246,566

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities totals $3,165,822,770 or 23.9% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(e)	Zero coupon bonds make no periodic interest payments.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(g)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2026, the total value of securities subject to the AMT was $4,182,932 or 0.0% of net assets.
(h)	Represents less than 0.05% of net assets.
(i)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

51

BAIRD INTERMEDIATE BOND FUND
Summary of Fair Value Disclosure
as of June 30, 2026 (Unaudited)
Baird Intermediate Bond Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$5,727,122,840	$—	$5,727,122,840
U.S. Treasury Securities	—	5,666,993,935	—	5,666,993,935
Non-Agency Residential Mortgage-Backed Securities	—	631,136,528	—	631,136,528
Non-Agency Commercial Mortgage-Backed Securities	—	575,885,262	—	575,885,262
Asset-Backed Securities	—	245,087,110	—	245,087,110
Municipal Bonds	—	176,943,681	—	176,943,681
Other Government Related Securities	—	44,602,475	—	44,602,475
Agency Commercial Mortgage-Backed Securities	—	11,581,239	—	11,581,239
Agency Residential Mortgage-Backed Securities	—	237	—	237
Money Market Funds	395,085,618	—	—	395,085,618
Total Investments	$395,085,618	$13,079,353,307	$—	$13,474,438,925

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

52

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 38.9%
Financials - 18.5%
200 Park Funding Trust, 5.74%, 02/15/2055 (Callable 08/15/2054)(a)	$21,925,000	$21,452,998
ABN AMRO Bank NV
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026)(a)	16,025,000	16,081,438
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	51,250,000	51,529,289
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034)(a)	10,000,000	10,152,309
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031)(a)	5,000,000	4,498,231
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	31,625,000	31,827,346
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.75%, 06/06/2028 (Callable 05/06/2028)	30,000,000	30,580,880
3.00%, 10/29/2028 (Callable 08/29/2028)	44,806,000	43,128,796
4.63%, 09/10/2029 (Callable 08/10/2029)	8,000,000	7,962,735
3.30%, 01/30/2032 (Callable 10/30/2031)	10,000,000	9,140,745
4.75%, 01/15/2033 (Callable 11/15/2032)	19,900,000	19,433,927
Aetna, Inc., 6.63%, 06/15/2036	9,165,000	9,982,176
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,640,575
4.80%, 10/01/2032 (Callable 07/01/2032)	7,000,000	6,917,917
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	65,345,000	67,795,038
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	39,575,000	40,989,341
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	25,000,000	27,036,412
Aircastle Ltd.
2.85%, 01/26/2028 (Callable 11/26/2027)(a)	12,131,000	11,762,442
6.50%, 07/18/2028 (Callable 06/18/2028)(a)	9,482,000	9,760,468

	Par	Value
5.95%, 02/15/2029 (Callable 01/15/2029)(a)	$23,000,000	$23,551,616
Aircastle Ltd. / Aircastle Ireland DAC, 5.00%, 09/15/2030 (Callable 08/15/2030)(a)	12,595,000	12,544,842
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031 (Callable 01/17/2030)	8,444,000	8,486,943
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	10,500,000	10,570,626
American National Global Funding
5.55%, 01/28/2030(a)	15,000,000	15,228,773
4.88%, 01/23/2031(a)	37,100,000	36,531,973
American National Group, Inc.
5.75%, 10/01/2029 (Callable 09/01/2029)	12,000,000	12,182,601
6.00%, 07/15/2035 (Callable 04/15/2035)	59,600,000	59,377,386
Americold Realty Operating Partnership LP
5.60%, 05/15/2032 (Callable 03/15/2032)	29,696,000	29,803,448
5.41%, 09/12/2034 (Callable 06/12/2034)	10,000,000	9,719,461
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	5,900,000	5,198,880
Aon Global Ltd., 4.45%, 05/24/2043 (Callable 02/24/2043)	1,274,000	1,085,652
Aon North America, Inc., 5.75%, 03/01/2054 (Callable 09/01/2053)	10,600,000	10,399,321
Arthur J Gallagher & Co.
3.50%, 05/20/2051 (Callable 11/20/2050)	5,625,000	3,878,676
5.75%, 03/02/2053 (Callable 09/02/2052)	5,000,000	4,856,831
5.75%, 07/15/2054 (Callable 01/15/2054)	9,000,000	8,766,400
ASB Bank Ltd., 5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (Callable 06/17/2027)(a)	4,350,000	4,359,582
Assurant, Inc., 5.55%, 02/15/2036 (Callable 11/15/2035)	9,250,000	9,202,560
Athene Global Funding
5.13%, 06/01/2029(a)	34,450,000	34,515,506
5.03%, 07/17/2030(a)	19,782,000	19,603,672
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032(a)	38,113,000	41,094,559

The accompanying notes are an integral part of these financial statements.

53

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034)(a)	$37,350,000	$36,795,684
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030)(a)	15,000,000	13,431,764
5.82% to 06/18/2035 then 1 yr. CMT Rate + 1.35%, 06/18/2036 (Callable 06/18/2035)(a)	12,000,000	12,217,098
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	31,000,000	31,701,684
4.25%, 04/30/2029 (Callable 03/30/2029)(a)	13,000,000	12,784,747
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	25,760,000	26,060,055
5.13%, 04/10/2030 (Callable 03/10/2030)(a)	15,000,000	15,040,160
6.38%, 07/15/2030 (Callable 05/15/2030)(a)	6,500,000	6,811,724
4.80%, 10/24/2030 (Callable 09/24/2030)(a)	23,925,000	23,689,694
Avolon Holdings Funding Ltd.
4.95%, 01/15/2028 (Callable 12/15/2027)(a)	24,000,000	24,053,514
5.38%, 05/30/2030 (Callable 04/30/2030)(a)	8,000,000	8,079,470
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	11,325,000	11,260,651
4.38%, 04/12/2028	13,400,000	13,344,514
6.61%, 11/07/2028	15,000,000	15,673,999
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	15,600,000	15,896,459
3.49%, 05/28/2030	5,000,000	4,760,141
2.75%, 12/03/2030	19,250,000	17,458,976
5.44%, 07/15/2031	10,000,000	10,245,605
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	43,000,000	38,911,876
6.92%, 08/08/2033	9,800,000	10,640,045
6.35%, 03/14/2034	28,500,000	30,119,362
Bank of America Corp.
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	11,425,000	11,665,089

	Par	Value
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	$37,683,000	$37,053,111
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	14,230,000	14,077,203
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	15,000,000	14,283,976
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	39,821,000	39,506,913
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030 (Callable 07/23/2029)	5,000,000	4,778,750
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	13,000,000	12,013,612
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	60,000,000	55,365,070
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,919,012
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	5,000,000	4,436,620
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	15,000,000	13,587,226
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,416,863
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	28,925,000	26,109,022
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	16,500,000	16,719,854
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)	10,000,000	10,195,731
7.75%, 05/14/2038	1,138,000	1,358,987
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	20,975,000	20,852,202
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	67,824,000	69,247,261

The accompanying notes are an integral part of these financial statements.

54

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Bank of Montreal
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	$15,500,000	$15,598,995
4.34% (SOFR + 0.89%), 03/19/2030 (Callable 03/19/2029)	25,000,000	24,771,096
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	32,576,000	29,216,186
Bank of Nova Scotia
5.40%, 06/04/2027	40,000,000	40,378,553
5.25%, 06/12/2028	10,000,000	10,153,168
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	45,000,000	45,218,916
4.25% (SOFR + 0.73%), 02/02/2030 (Callable 02/02/2029)	54,360,000	53,690,333
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	23,300,000	22,503,649
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	22,290,000	22,367,720
5.19%, 02/16/2028(a)	14,500,000	14,640,443
5.79%, 07/13/2028(a)	12,000,000	12,256,829
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	20,000,000	19,916,645
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)	17,000,000	17,089,683
4.48% to 11/11/2028 then SOFR + 1.08%, 11/11/2029 (Callable 11/11/2028)	8,000,000	7,944,256
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	5,875,000	5,997,074
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	12,125,000	12,295,432
4.52% to 02/24/2031 then SOFR + 1.14%, 02/24/2032 (Callable 02/24/2031)	19,000,000	18,558,935
7.44% to 11/02/2032 then 1 yr. CMT Rate + 3.50%, 11/02/2033 (Callable 11/02/2032)	4,575,000	5,098,916
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	52,900,000	55,656,423

	Par	Value
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	$32,225,000	$34,797,939
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	60,000,000	59,577,903
5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036 (Callable 02/25/2035)	18,000,000	18,337,949
5.59% to 06/26/2036 then SOFR + 1.51%, 06/26/2037 (Callable 06/26/2036)	25,675,000	25,638,381
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054)(a)	37,750,000	38,484,653
Belrose Funding Trust II, 6.79%, 05/15/2055 (Callable 11/15/2054)(a)	14,000,000	14,334,770
BGC Group, Inc., 6.60%, 06/10/2029 (Callable 05/10/2029)	19,542,000	20,148,290
BNP Paribas SA
4.63%, 03/13/2027(a)	2,325,000	2,326,894
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027)(a)	2,175,000	2,151,991
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027)(a)	27,000,000	26,120,008
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028)(a)	10,000,000	10,008,533
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028)(a)	13,025,000	13,170,901
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028)(a)	26,788,000	25,320,736
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029)(a)	6,500,000	6,558,978
4.89% to 06/30/2029 then SOFR + 0.94%, 06/30/2030 (Callable 06/30/2029)(a)	12,500,000	12,498,272
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029)(a)	32,300,000	32,657,123
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031 (Callable 05/09/2030)(a)	5,000,000	5,026,843
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	43,447,000	39,476,510
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032)(a)	10,000,000	9,058,447

The accompanying notes are an integral part of these financial statements.

55

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.92% to 01/15/2033 then SOFR + 1.29%, 01/15/2034 (Callable 01/15/2033)(a)	$10,500,000	$10,300,558
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030)(a)	14,000,000	12,646,079
5.91% to 11/19/2034 then SOFR + 1.92%, 11/19/2035 (Callable 11/19/2034)(a)	7,600,000	7,751,770
BPCE SA
5.72% to 01/18/2029 then SOFR + 1.96%, 01/18/2030 (Callable 01/18/2029)(a)	3,902,000	3,979,793
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030)(a)	8,700,000	8,938,039
5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (Callable 05/28/2030)(a)	16,498,000	16,681,395
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031)(a)	18,350,000	16,221,281
5.18% to 06/02/2031 then SOFR + 1.22%, 06/02/2032 (Callable 06/02/2031)(a)	10,025,000	10,008,398
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	49,720,000	44,217,930
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033)(a)	10,000,000	10,887,756
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	26,810,000	27,889,153
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	16,000,000	16,409,434
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036 (Callable 05/28/2035)(a)	18,500,000	18,976,959
5.77% to 06/02/2036 then SOFR + 1.63%, 06/02/2037 (Callable 06/02/2036)(a)	40,000,000	40,093,274
Broadstone Net Lease LLC, 5.00%, 11/01/2032 (Callable 09/01/2032)	6,000,000	5,915,248
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	23,825,000	23,650,021
2.38%, 03/15/2031 (Callable 12/15/2030)	36,789,000	32,645,987
4.20%, 03/17/2032 (Callable 12/17/2031)	15,000,000	14,260,881

	Par	Value
5.25%, 06/23/2032 (Callable 04/23/2032)	$12,315,000	$12,327,368
4.95%, 03/17/2052 (Callable 09/17/2051)	9,500,000	8,037,329
Canadian Imperial Bank of Commerce
4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029 (Callable 03/31/2028)	20,000,000	20,077,893
4.28% (SOFR + 0.79%), 01/29/2030 (Callable 01/29/2029)	24,000,000	23,735,122
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	8,000,000	7,966,070
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	15,000,000	15,226,893
4.58% to 09/08/2030 then SOFR + 1.17%, 09/08/2031 (Callable 09/08/2030)	10,000,000	9,902,092
6.09%, 10/03/2033 (Callable 07/03/2033)	20,000,000	21,259,368
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027)(a)	17,450,000	17,397,727
7.20%, 12/12/2028 (Callable 11/12/2028)(a)	14,250,000	14,783,668
Capital One Financial Corp.
4.10%, 02/09/2027 (Callable 11/09/2026)	38,019,000	37,963,614
3.65%, 05/11/2027 (Callable 04/11/2027)	26,750,000	26,583,609
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	12,938,000	13,098,764
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	40,205,000	41,342,231
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	23,862,000	22,979,322
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	8,000,000	8,774,380
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034 (Callable 02/01/2033)	12,700,000	13,047,657
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	23,000,000	26,451,290
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)	7,950,000	8,258,853
5.40% (SOFR + 1.51%), 01/30/2037 (Callable 01/30/2036)	19,000,000	18,750,338

The accompanying notes are an integral part of these financial statements.

56

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	$6,264,000	$6,385,777
4.65%, 09/13/2028 (Callable 06/13/2028)	32,508,000	32,555,394
Centene Corp.
2.45%, 07/15/2028 (Callable 05/15/2028)	18,084,000	17,184,714
4.63%, 12/15/2029 (Callable 07/31/2026)	25,000,000	24,251,156
3.38%, 02/15/2030 (Callable 07/16/2026)	15,325,000	14,282,656
3.00%, 10/15/2030 (Callable 07/15/2030)	13,061,000	11,820,815
2.50%, 03/01/2031 (Callable 12/01/2030)	50,000,000	43,683,030
2.63%, 08/01/2031 (Callable 05/01/2031)	17,675,000	15,405,166
Citadel Securities Global Holdings LLC, 5.50%, 06/18/2030 (Callable 05/18/2030)(a)	6,000,000	6,076,658
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	20,600,000	20,530,531
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028 (Callable 07/24/2027)	3,142,000	3,114,400
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	11,900,000	11,738,968
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	40,000,000	40,096,102
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	28,350,000	28,150,858
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	26,105,000	25,729,825
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	14,000,000	14,046,326
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	25,000,000	22,971,214
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	14,000,000	13,817,745
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	6,000,000	5,393,924

	Par	Value
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032 (Callable 11/03/2031)	$11,460,000	$10,156,673
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	18,000,000	16,914,832
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	29,000,000	30,917,266
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036 (Callable 03/27/2035)	55,275,000	55,673,690
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 07/11/2026)	10,000,000	9,989,521
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	10,000,000	10,249,509
3.25%, 04/30/2030 (Callable 01/30/2030)	28,925,000	27,368,552
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	10,000,000	10,768,529
CNA Financial Corp.
3.45%, 08/15/2027 (Callable 05/15/2027)	12,000,000	11,849,329
3.90%, 05/01/2029 (Callable 02/01/2029)	7,000,000	6,841,558
2.05%, 08/15/2030 (Callable 05/15/2030)	1,000,000	895,513
5.50%, 06/15/2033 (Callable 03/15/2033)	15,225,000	15,435,230
CNO Global Funding
5.88%, 06/04/2027(a)	37,000,000	37,415,254
4.88%, 12/10/2027(a)	15,325,000	15,330,079
2.65%, 01/06/2029(a)	5,925,000	5,612,302
4.95%, 09/09/2029(a)	4,075,000	4,072,176
5.20%, 06/11/2031(a)	55,000,000	55,025,857
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	41,000,000	37,076,336
3.78%, 03/14/2032(a)	17,800,000	16,635,551
5.84%, 03/13/2034(a)	10,000,000	10,292,507
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029)(a)	10,000,000	9,576,163
Constellation Global Funding, 4.85%, 10/22/2030(a)	45,000,000	44,071,739
Cooperatieve Rabobank UA
3.75%, 07/21/2026	20,829,000	20,818,699
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	12,000,000	12,017,267

The accompanying notes are an integral part of these financial statements.

57

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.56% to 02/28/2028 then 1 yr. CMT Rate + 1.40%, 02/28/2029 (Callable 02/28/2028)(a)	$7,200,000	$7,312,868
Corebridge Global Funding
4.90%, 01/07/2028(a)	18,000,000	18,082,034
5.20%, 01/12/2029(a)	5,000,000	5,047,891
4.80%, 05/29/2029(a)	20,000,000	19,965,923
5.20%, 06/24/2029(a)	10,000,000	10,095,322
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027)(a)	12,000,000	11,996,254
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028)(a)	17,000,000	17,132,449
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	65,046,000	67,168,119
3.25%, 01/14/2030(a)	6,800,000	6,395,958
5.19% to 08/01/2031 then SOFR + 1.13%, 08/01/2032 (Callable 08/01/2031)(a)	21,575,000	21,677,436
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033 (Callable 01/10/2028)(a)	8,000,000	7,867,271
5.51%, 07/05/2033(a)	32,000,000	33,037,104
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	7,000,000	7,283,223
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	23,530,000	23,500,840
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029)(a)	36,318,000	37,149,275
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029)(a)	15,000,000	14,917,772
5.02% to 03/04/2030 then 1 yr. CMT Rate + 0.93%, 03/04/2031 (Callable 03/04/2030)(a)	10,000,000	10,039,567
5.00% to 03/27/2031 then 1 yr. CMT Rate + 0.98%, 03/27/2032 (Callable 03/27/2031)(a)	14,000,000	13,995,682
Deutsche Bank AG
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	32,425,000	32,451,548

	Par	Value
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	$19,435,000	$19,272,622
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	25,649,000	26,830,115
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)	27,750,000	27,856,821
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)	7,500,000	7,578,426
4.95% to 08/04/2030 then SOFR + 1.30%, 08/04/2031 (Callable 08/04/2030)	13,500,000	13,452,611
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	36,351,000	34,313,267
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	12,240,000	11,454,973
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	14,000,000	12,742,622
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	87,215,000	79,953,581
Deutsche Bank AG/New York NY, 6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	10,000,000	10,300,422
DNB Bank ASA, 4.38% to 11/04/2030 then SOFR + 1.05%, 11/04/2031 (Callable 11/04/2030)(a)	8,000,000	7,846,645
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)	9,975,000	9,996,362
5.10%, 01/15/2044	1,584,000	1,467,443
4.38%, 12/01/2047 (Callable 06/01/2047)	8,650,000	7,102,886
5.13%, 02/15/2053 (Callable 08/15/2052)	8,150,000	7,289,305
5.70%, 02/15/2055 (Callable 08/15/2054)	13,825,000	13,437,001
Equitable America Global Funding, 5.13%, 06/15/2031(a)	32,150,000	32,263,271
Equitable Financial Life Global Funding, 5.45%, 03/03/2028(a)	6,000,000	6,060,581
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	2,183,000	2,159,398
Extra Space Storage LP
5.70%, 04/01/2028 (Callable 03/01/2028)	25,000,000	25,435,010
5.50%, 07/01/2030 (Callable 05/01/2030)	10,000,000	10,233,219

The accompanying notes are an integral part of these financial statements.

58

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.55%, 06/01/2031 (Callable 03/01/2031)	$10,750,000	$9,637,586
5.40%, 06/15/2035 (Callable 03/15/2035)	9,050,000	9,119,010
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	24,325,000	24,363,101
4.57%, 08/26/2030(a)	10,000,000	9,934,655
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	7,525,000	7,514,181
Fifth Third Bank NA, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033 (Callable 08/25/2032)	15,325,000	15,319,339
First Citizens BancShares, Inc.
5.23% to 03/12/2030 then SOFR + 1.41%, 03/12/2031 (Callable 03/12/2030)	17,500,000	17,463,467
4.87% to 03/03/2031 then SOFR + 1.49%, 03/03/2032 (Callable 03/03/2031)	30,000,000	29,177,333
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)	10,000,000	10,061,970
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030)(a)	30,000,000	27,927,878
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032)(a)	18,000,000	18,683,032
FMR LLC, 4.95%, 02/01/2033(a)	1,750,000	1,741,800
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	5,000,000	4,988,855
Goldman Sachs Capital I, 6.35%, 02/15/2034	1,553,000	1,616,638
Goldman Sachs Group, Inc.
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	89,350,000	88,273,417
4.94% (SOFR + 1.32%), 04/23/2028 (Callable 04/23/2027)	5,000,000	5,014,244
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	10,000,000	9,842,918
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	43,348,000	42,971,525
4.15% (SOFR + 0.90%), 10/21/2029 (Callable 10/21/2028)	18,000,000	17,746,201

	Par	Value
3.80%, 03/15/2030 (Callable 12/15/2029)	$30,000,000	$29,032,226
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	15,000,000	15,087,883
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	15,000,000	14,928,865
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	10,000,000	8,796,020
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	24,625,000	22,115,439
4.97% to 06/03/2031 then SOFR + 1.03%, 06/03/2032 (Callable 06/03/2031)	22,050,000	22,037,286
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	30,000,000	26,514,379
5.09% to 04/20/2033 then SOFR + 1.34%, 04/20/2034 (Callable 04/20/2033)	8,700,000	8,665,101
5.07% to 01/21/2036 then SOFR + 1.19%, 01/21/2037 (Callable 01/21/2036)	9,500,000	9,275,336
Grand River Funding Trust I, 6.31%, 02/15/2036 (Callable 11/15/2035)(a)	15,300,000	15,346,516
Grand River Funding Trust II, 7.28%, 02/15/2056 (Callable 08/15/2055)(a)	20,000,000	20,768,763
Guardian Life Global Funding
5.55%, 10/28/2027(a)	16,350,000	16,578,455
4.33%, 10/06/2030(a)	61,400,000	60,396,656
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (Callable 07/22/2069)(a)	7,211,000	4,717,497
4.85%, 01/24/2077(a)	24,727,000	20,509,431
Hanover Insurance Group, Inc.
2.50%, 09/01/2030 (Callable 06/01/2030)	10,550,000	9,607,572
5.50%, 09/01/2035 (Callable 06/01/2035)	27,500,000	27,691,493
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (Callable 03/01/2030)(a)	6,125,000	5,547,985
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	4,000,000	4,035,676
Henneman Trust, 6.58%, 05/15/2055 (Callable 11/15/2054)(a)	8,800,000	9,117,458
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047)(a)	2,000,000	1,694,201

The accompanying notes are an integral part of these financial statements.

59

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034)(a)	$15,000,000	$14,576,166
Horseshoe Funding Trust I, 6.06%, 02/15/2036 (Callable 11/15/2035)(a)	20,000,000	20,315,174
Host Hotels & Resorts LP
4.25%, 12/15/2028 (Callable 11/15/2028)	5,160,000	5,104,958
5.70%, 06/15/2032 (Callable 04/15/2032)	15,000,000	15,439,116
5.50%, 04/15/2035 (Callable 01/15/2035)	6,000,000	6,020,727
HSBC Holdings PLC
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	17,286,000	16,749,700
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	35,000,000	35,231,567
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	26,000,000	26,098,830
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	8,250,000	8,444,505
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	35,000,000	34,896,694
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	27,139,000	25,733,832
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	11,533,000	11,252,180
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	24,600,000	24,913,084
4.62% to 11/06/2030 then SOFR + 1.19%, 11/06/2031 (Callable 11/06/2030)	9,000,000	8,872,152
4.68% to 03/10/2031 then SOFR + 1.21%, 03/10/2032 (Callable 03/10/2031)	20,000,000	19,724,957
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	37,085,000	33,518,196
Humana, Inc., 5.55%, 05/01/2035 (Callable 02/01/2035)	22,000,000	22,030,259
Huntington Bancshares, Inc.
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	9,500,000	9,482,763

	Par	Value
5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	$28,000,000	$28,328,759
4.62% to 01/28/2031 then SOFR + 0.99%, 01/28/2032 (Callable 01/28/2031)	30,000,000	29,502,377
5.02% to 05/17/2032 then SOFR + 2.05%, 05/17/2033 (Callable 05/17/2032)	3,775,000	3,757,299
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)	10,150,000	10,384,177
Huntington National Bank
4.27%, 11/25/2026	4,600,000	4,594,383
5.65%, 01/10/2030 (Callable 11/10/2029)	1,500,000	1,541,875
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	6,000,000	6,112,309
Jackson Financial, Inc., 6.15%, 01/15/2037 (Callable 10/15/2036)	12,650,000	12,618,305
Jackson National Life Global Funding
5.55%, 07/02/2027(a)	30,000,000	30,268,001
4.85%, 06/23/2028(a)	16,800,000	16,750,388
4.80%, 04/09/2029(a)	13,850,000	13,769,105
4.55%, 09/09/2030(a)	15,000,000	14,703,879
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)	10,000,000	10,094,207
Jefferies Financial Group, Inc.
5.88%, 07/21/2028 (Callable 06/21/2028)	18,000,000	18,347,049
4.15%, 01/23/2030	10,000,000	9,661,187
6.20%, 04/14/2034 (Callable 01/14/2034)	20,000,000	20,470,157
6.25%, 01/15/2036	1,390,000	1,419,267
5.50%, 02/15/2036 (Callable 11/15/2035)	21,775,000	21,012,625
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	12,025,000	11,944,983
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	3,000,000	3,025,010
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	42,500,000	42,686,374
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)	60,619,000	60,795,056
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029 (Callable 01/24/2028)	25,000,000	25,121,289

The accompanying notes are an integral part of these financial statements.

60

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	$25,000,000	$23,833,161
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	10,000,000	10,130,202
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	30,000,000	30,913,511
3.70% to 05/06/2029 then 3 mo. Term SOFR + 1.42%, 05/06/2030 (Callable 05/06/2029)	15,000,000	14,587,957
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	28,000,000	25,810,668
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	22,000,000	19,365,285
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	10,000,000	9,012,470
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	2,500,000	2,541,958
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	26,500,000	27,563,018
5.15% (SOFR + 1.26%), 04/23/2037 (Callable 04/23/2036)	16,000,000	15,884,749
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028)(a)	18,500,000	18,822,378
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029)(a)	18,375,000	18,437,304
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	8,000,000	7,220,813
Keybank National Association
4.90%, 08/08/2032	6,000,000	5,878,756
5.00%, 01/26/2033 (Callable 10/26/2032)	5,000,000	4,948,565
Liberty Mutual Group, Inc.
4.57%, 02/01/2029(a)	2,087,000	2,075,869
3.95%, 10/15/2050 (Callable 04/15/2050)(a)	2,231,000	1,658,256
5.50%, 06/15/2052 (Callable 12/15/2051)(a)	5,150,000	4,836,550
Liberty Mutual Insurance Co., 7.70%, 10/15/2097(a)	465,000	521,958

	Par	Value
Lincoln National Corp.
3.05%, 01/15/2030 (Callable 10/15/2029)	$20,010,000	$18,812,043
2.33%, 08/15/2030 (Callable 05/15/2030)	23,950,000	21,701,505
5.35%, 11/15/2035 (Callable 08/15/2035)	15,800,000	15,440,869
Lineage OP LP, 5.25%, 07/15/2030 (Callable 06/15/2030)	27,000,000	27,048,929
Lloyds Banking Group PLC
3.57% to 11/07/2027 then 3 mo. LIBOR USD + 1.21%, 11/07/2028 (Callable 11/07/2027)(b)	18,500,000	18,257,673
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	30,000,000	30,205,833
4.24% to 02/10/2029 then 1 yr. CMT Rate + 0.60%, 02/10/2030 (Callable 02/10/2029)	30,000,000	29,617,677
4.43% to 11/04/2030 then 1 yr. CMT Rate + 0.82%, 11/04/2031 (Callable 11/04/2030)	20,000,000	19,637,709
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	12,000,000	12,330,957
5.59% to 11/26/2034 then 1 yr. CMT Rate + 1.20%, 11/26/2035 (Callable 11/26/2034)	15,000,000	15,305,744
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	36,030,000	37,459,822
4.00%, 03/15/2029 (Callable 07/31/2026)(a)	6,500,000	6,318,768
5.20%, 03/15/2030 (Callable 02/15/2030)	18,375,000	18,495,238
5.15%, 06/15/2030 (Callable 05/15/2030)	8,000,000	8,025,339
4.38%, 05/15/2031 (Callable 07/11/2026)(a)	11,930,000	11,465,749
6.00%, 05/20/2034 (Callable 02/20/2034)	32,814,000	33,566,664
5.65%, 03/15/2035 (Callable 12/15/2034)	12,000,000	11,925,921
5.75%, 06/15/2035 (Callable 03/15/2035)	11,500,000	11,510,873
LXP Industrial Trust
6.75%, 11/15/2028 (Callable 10/15/2028)	2,957,000	3,065,959
2.70%, 09/15/2030 (Callable 06/15/2030)	14,800,000	13,474,910
2.38%, 10/01/2031 (Callable 07/01/2031)	5,747,000	5,027,347

The accompanying notes are an integral part of these financial statements.

61

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029 (Callable 10/30/2028)	$12,000,000	$12,709,086
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (Callable 02/26/2029)(a)	6,115,000	6,294,460
5.15%, 03/17/2030 (Callable 02/17/2030)(a)	46,750,000	46,620,111
6.50%, 03/26/2031 (Callable 01/26/2031)(a)	8,375,000	8,752,170
Macquarie Bank Ltd.
3.62%, 06/03/2030(a)	12,550,000	11,908,176
5.64% to 08/13/2035 then 1 yr. CMT Rate + 1.45%, 08/13/2036 (Callable 08/13/2035)(a)	15,000,000	14,955,459
5.82% to 06/10/2036 then 1 yr. CMT Rate + 1.35%, 06/10/2037 (Callable 06/10/2036)(a)	9,100,000	9,084,895
Macquarie Group Ltd.
3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (Callable 11/28/2027)(a)	9,000,000	8,881,206
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	56,525,000	50,424,009
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032)(a)	9,000,000	8,705,975
Manufacturers & Traders Trust Co., 4.55% to 04/18/2029 then SOFR + 0.94%, 04/18/2030 (Callable 04/18/2029)	15,000,000	14,899,119
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051)(a)	28,600,000	20,666,975
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 (Callable 08/15/2030)	5,000,000	4,525,036
5.88%, 08/01/2033	8,429,000	8,925,707
4.35%, 01/30/2047 (Callable 07/30/2046)	3,450,000	2,867,645
5.45%, 03/15/2053 (Callable 09/15/2052)	3,700,000	3,511,162
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041(a)	6,000,000	5,477,822
5.67%, 12/01/2052 (Callable 06/01/2052)(a)	10,000,000	9,688,269
5.95%, 06/01/2056 (Callable 12/01/2055)(a)	8,600,000	8,518,948

	Par	Value
5.08% (3 mo. LIBOR USD + 3.19%), 02/15/2069 (Callable 02/15/2049)(a)(b)	$40,670,000	$36,021,626
3.73%, 10/15/2070(a)	27,472,000	17,661,009
4.90%, 04/01/2077(a)	11,175,000	8,870,945
MassMutual Global Funding II
4.00%, 01/22/2029(a)	14,000,000	13,794,297
4.55%, 05/07/2030(a)	5,700,000	5,658,010
MBIA Insurance Corp., 15.19% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(c)	714,000	1,428
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,109,416
Metropolitan Life Global Funding I
2.95%, 04/09/2030(a)	22,375,000	21,021,846
1.55%, 01/07/2031(a)	650,000	566,268
5.15%, 03/28/2033(a)	19,475,000	19,693,387
Mitsubishi UFJ Financial Group, Inc.
5.02% to 07/20/2027 then 1 yr. CMT Rate + 1.95%, 07/20/2028 (Callable 07/20/2027)	6,700,000	6,731,917
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	13,600,000	13,720,014
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,525,000	3,598,821
5.16% to 04/24/2030 then 1 yr. CMT Rate + 1.17%, 04/24/2031 (Callable 04/24/2030)	8,500,000	8,588,904
5.43% to 04/17/2034 then 1 yr. CMT Rate + 1.00%, 04/17/2035 (Callable 04/17/2034)	7,000,000	7,100,802
Mizuho Financial Group, Inc.
5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	6,725,000	6,795,410
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029 (Callable 07/06/2028)	10,000,000	10,216,806
4.71% to 07/08/2030 then 1 yr. CMT Rate + 0.92%, 07/08/2031 (Callable 07/08/2030)	13,725,000	13,640,787
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	10,000,000	8,899,175

The accompanying notes are an integral part of these financial statements.

62

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.97% to 07/13/2031 then 1 yr. CMT Rate + 0.83%, 07/13/2032 (Callable 07/13/2031)	$32,325,000	$32,220,043
Morgan Stanley
3.59%, 07/22/2028 (Callable 07/22/2027)(d)	12,000,000	11,868,667
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	62,625,000	63,956,800
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	1,000,000	986,408
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	8,300,000	8,350,430
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	37,365,000	37,659,516
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030 (Callable 01/16/2029)	16,740,000	16,890,876
4.56% (SOFR + 0.96%), 04/10/2030 (Callable 04/10/2029)	28,750,000	28,567,655
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	10,000,000	9,576,691
4.36% to 10/22/2030 then SOFR + 1.07%, 10/22/2031 (Callable 10/22/2030)	12,500,000	12,221,681
4.71% to 03/12/2031 then SOFR + 1.20%, 03/12/2032 (Callable 03/12/2031)	18,800,000	18,567,673
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)	25,000,000	21,736,332
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	25,000,000	21,931,544
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	20,000,000	21,321,811
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,000,000	8,124,096
5.07% (SOFR + 1.18%), 01/30/2037 (Callable 01/30/2036)	40,100,000	39,214,974
5.30% (SOFR + 1.41%), 04/10/2037 (Callable 04/10/2036)	22,500,000	22,388,211
Mutual of Omaha Cos. Global Funding, 4.55%, 01/13/2031(a)	20,000,000	19,735,423

	Par	Value
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (Callable 10/16/2053)(a)	$9,500,000	$9,738,531
National Australia Bank Ltd.
2.33%, 08/21/2030(a)	95,282,000	85,874,540
2.99%, 05/21/2031(a)	34,911,000	31,747,558
6.43%, 01/12/2033(a)	28,262,000	30,001,142
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029)(a)	24,000,000	23,197,832
5.90% to 01/14/2035 then 1 yr. CMT Rate + 1.30%, 01/14/2036 (Callable 01/14/2035)(a)	9,000,000	9,215,647
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032)(a)	10,000,000	9,036,952
5.63% to 06/04/2036 then 1 yr. CMT Rate + 1.18%, 06/04/2037 (Callable 06/04/2036)(a)	16,000,000	15,977,768
National Bank of Canada
4.95% to 02/01/2027 then SOFR + 0.80%, 02/01/2028 (Callable 02/01/2027)	10,000,000	10,025,881
5.60%, 12/18/2028	13,000,000	13,308,275
4.50%, 10/10/2029	15,000,000	14,918,517
4.93% to 06/04/2031 then SOFR + 1.01%, 06/04/2032 (Callable 06/04/2031)	16,850,000	16,811,454
Nationwide Building Society
4.00%, 09/14/2026(a)	73,507,000	73,431,893
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026)(a)	12,000,000	12,068,077
4.30% to 03/08/2028 then 3 mo. LIBOR USD + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(b)	11,948,000	11,885,985
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028)(a)	72,048,000	72,020,157
3.96% to 07/18/2029 then 3 mo. LIBOR USD + 1.86%, 07/18/2030 (Callable 07/18/2029)(a)(b)	39,035,000	38,017,508
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049)(a)	10,000,000	7,474,571
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(a)	18,340,000	23,783,602
4.35%, 04/30/2050 (Callable 10/30/2049)(a)	25,000,000	19,131,995

The accompanying notes are an integral part of these financial statements.

63

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
NatWest Group PLC
3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028 (Callable 05/22/2027)	$9,236,000	$9,118,390
5.52% to 09/30/2027 then 1 yr. CMT Rate + 2.27%, 09/30/2028 (Callable 09/30/2027)	10,000,000	10,115,153
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029 (Callable 05/18/2028)(b)	26,150,000	26,220,841
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	65,500,000	66,937,658
5.08% to 01/27/2029 then 3 mo. LIBOR USD + 1.91%, 01/27/2030 (Callable 01/27/2029)(b)	7,000,000	7,045,618
4.45% to 05/08/2029 then 3 mo. LIBOR USD + 1.87%, 05/08/2030 (Callable 05/08/2029)(b)	46,139,000	45,702,752
6.02% to 03/02/2033 then 1 yr. CMT Rate + 2.10%, 03/02/2034 (Callable 03/02/2033)	10,500,000	11,032,599
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	6,200,000	6,429,290
NatWest Markets PLC, 4.89%, 03/27/2031(a)	21,000,000	20,979,063
New York Life Global Funding, 5.00%, 06/06/2029(a)	12,050,000	12,203,092
New York Life Insurance Co.
6.75%, 11/15/2039(a)	12,026,000	13,308,377
3.75%, 05/15/2050 (Callable 11/15/2049)(a)	17,000,000	12,551,388
4.45%, 05/15/2069 (Callable 11/15/2068)(a)	16,000,000	12,272,985
Nippon Life Insurance Co., 4.75%, 04/02/2031 (Callable 03/02/2031)(a)	15,325,000	15,262,471
NLG Global Funding, 4.35%, 09/15/2030(a)	10,000,000	9,780,967
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	6,800,000	6,937,099
Nomura Holdings, Inc.
1.65%, 07/14/2026	32,975,000	32,945,369
5.59%, 07/02/2027	20,000,000	20,223,153
5.39%, 07/06/2027	10,000,000	10,088,917
2.17%, 07/14/2028	16,055,000	15,256,211

	Par	Value
2.71%, 01/22/2029	$8,000,000	$7,595,848
3.10%, 01/16/2030	9,392,000	8,828,403
5.17%, 07/14/2031	12,000,000	12,029,216
Northwestern Mutual Life Insurance Co., 6.05%, 06/30/2056 (Callable 12/30/2055)(a)	26,600,000	27,067,954
Old Republic International Corp., 5.75%, 03/28/2034 (Callable 12/28/2033)	15,000,000	15,260,464
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (Callable 02/15/2035)(a)	6,000,000	6,208,274
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061(a)	17,038,000	11,292,376
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053)(a)	10,000,000	10,113,646
Principal Life Global Funding II
5.50%, 06/28/2028(a)	40,500,000	41,098,098
5.10%, 01/25/2029(a)	13,725,000	13,853,977
Prologis LP
4.75%, 06/15/2033 (Callable 03/15/2033)	9,425,000	9,339,344
5.13%, 01/15/2034 (Callable 10/15/2033)	21,575,000	21,724,881
Protective Life Corp.
4.30%, 09/30/2028 (Callable 06/30/2028)(a)	10,000,000	9,884,548
4.70%, 01/15/2031 (Callable 12/15/2030)(a)	15,000,000	14,786,580
5.35%, 12/15/2035 (Callable 09/15/2035)(a)	20,175,000	19,820,667
8.45%, 10/15/2039	2,650,000	3,232,553
Protective Life Global Funding, 5.22%, 06/12/2029(a)	15,250,000	15,439,974
Prudential Financial, Inc., 6.63%, 12/01/2037	5,000,000	5,539,162
Raymond James Financial, Inc., 4.65%, 04/01/2030 (Callable 01/01/2030)	9,700,000	9,702,545
Realty Income Corp.
4.70%, 12/15/2028 (Callable 11/15/2028)	6,625,000	6,641,598
5.63%, 10/13/2032 (Callable 07/13/2032)	6,725,000	6,976,600
Sammons Financial Group Global Funding
5.10%, 12/10/2029(a)	17,500,000	17,573,485
4.80%, 12/12/2030(a)	9,425,000	9,303,611
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (Callable 01/16/2031)(a)	14,350,000	13,233,692
4.75%, 04/08/2032 (Callable 01/08/2032)(a)	23,000,000	22,174,663
5.95%, 06/15/2036 (Callable 03/15/2036)(a)	22,600,000	22,635,796

The accompanying notes are an integral part of these financial statements.

64

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Santander Holdings USA, Inc.
5.04% (SOFR + 1.10%), 06/05/2030 (Callable 06/05/2029)	$3,000,000	$2,999,335
5.70% (SOFR + 1.60%), 06/05/2037 (Callable 06/05/2036)	8,800,000	8,793,071
Santander UK Group Holdings PLC
3.82% to 11/03/2027 then 3 mo. LIBOR USD + 1.40%, 11/03/2028 (Callable 11/03/2027)(b)	29,048,000	28,717,677
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	27,600,000	28,329,006
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)	27,500,000	27,211,898
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	7,500,000	7,692,943
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029(a)	10,000,000	10,183,617
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026)(a)	6,725,000	6,672,617
5.45%, 05/03/2028 (Callable 04/03/2028)(a)	7,000,000	7,076,041
2.30%, 06/15/2028 (Callable 04/15/2028)(a)	12,000,000	11,465,072
5.70%, 07/25/2033 (Callable 04/25/2033)(a)	33,475,000	34,312,862
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	48,550,000	48,990,057
Societe Generale SA
5.25%, 02/19/2027(a)	27,000,000	27,131,823
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027)(a)	5,000,000	5,024,342
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028)(a)	17,225,000	17,414,296
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	13,000,000	13,222,679
4.45% to 04/12/2029 then SOFR + 1.10%, 04/12/2030 (Callable 04/12/2029)(a)	7,000,000	6,908,651
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030)(a)	20,000,000	20,317,422

	Par	Value
5.37% to 05/27/2031 then SOFR + 1.28%, 05/27/2032 (Callable 05/27/2031)(a)	$12,725,000	$12,799,438
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031)(a)	11,775,000	10,605,658
3.34% to 01/21/2032 then 1 yr. CMT Rate + 1.60%, 01/21/2033 (Callable 01/21/2032)(a)	11,816,000	10,730,718
6.69% to 01/10/2033 then 1 yr. CMT Rate + 2.95%, 01/10/2034 (Callable 01/10/2033)(a)	19,500,000	20,868,879
5.40% to 08/08/2033 then SOFR + 1.51%, 08/08/2034 (Callable 08/08/2033)(a)	19,000,000	18,874,652
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034)(a)	7,000,000	7,256,465
5.44% to 10/03/2035 then SOFR + 1.73%, 10/03/2036 (Callable 10/03/2035)(a)	32,250,000	31,789,539
3.63%, 03/01/2041(a)	12,000,000	8,864,482
4.03% to 01/21/2042 then 1 yr. CMT Rate + 1.90%, 01/21/2043 (Callable 01/21/2042)(a)	5,000,000	3,790,392
Standard Chartered PLC
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	24,000,000	23,753,440
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028)(a)	12,000,000	12,268,849
4.30% to 01/13/2029 then 1 yr. CMT Rate + 0.77%, 01/13/2030 (Callable 01/13/2029)(a)	8,400,000	8,293,082
7.02% to 02/08/2029 then 1 yr. CMT Rate + 2.20%, 02/08/2030 (Callable 02/08/2029)(a)	15,500,000	16,302,063
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029)(a)	25,350,000	25,452,069
5.24% to 05/13/2030 then 1 yr. CMT Rate + 1.35%, 05/13/2031 (Callable 05/13/2030)(a)	20,000,000	20,216,621
4.53% to 06/05/2031 then 1 yr. CMT Rate + 0.95%, 06/05/2032 (Callable 06/05/2031)(a)	32,850,000	32,166,262

The accompanying notes are an integral part of these financial statements.

65

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031)(a)	$48,200,000	$43,185,195
6.30% to 07/06/2033 then 1 yr. CMT Rate + 2.58%, 07/06/2034 (Callable 07/06/2033)(a)	11,200,000	11,872,062
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	31,150,000	32,076,289
5.40% to 08/12/2035 then 1 yr. CMT Rate + 1.20%, 08/12/2036 (Callable 08/12/2035)(a)	26,000,000	25,969,938
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	51,140,000	49,404,355
Store Capital LLC
5.40%, 04/30/2030 (Callable 03/30/2030)	11,259,000	11,335,592
4.95%, 02/11/2031 (Callable 01/11/2031)	11,900,000	11,748,925
Sumisho Air Lease Corp.
5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,160,567
4.85%, 03/24/2031 (Callable 02/24/2031)(a)	30,225,000	29,909,715
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	7,575,000	6,835,264
5.77%, 01/13/2033	33,650,000	35,018,717
Svenska Handelsbanken AB, 5.50%, 06/15/2028(a)	15,250,000	15,520,117
Swedbank AB
5.41%, 03/14/2029(a)	29,950,000	30,551,712
4.90%, 03/30/2031(a)	25,000,000	25,108,097
Symetra Life Insurance Co., 6.55%, 10/01/2055 (Callable 04/01/2055)(a)	10,000,000	10,255,845
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	18,250,000	18,440,469
Synchrony Financial
3.70%, 08/04/2026 (Callable 07/31/2026)	23,023,000	22,990,222
3.95%, 12/01/2027 (Callable 09/01/2027)	44,825,000	44,370,194
5.02% (SOFR + 1.40%), 07/29/2029 (Callable 07/29/2028)	11,500,000	11,508,423
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030 (Callable 08/02/2029)	5,875,000	5,991,960

	Par	Value
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	$10,000,000	$9,997,406
2.88%, 10/28/2031 (Callable 07/28/2031)	5,000,000	4,411,932
4.95% to 02/25/2031 then SOFR + 1.53%, 02/25/2032 (Callable 02/25/2031)	17,700,000	17,254,795
6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036 (Callable 07/29/2035)	30,884,000	31,027,956
Teachers Insurance & Annuity Association of America, 6.05%, 06/15/2056 (Callable 12/15/2055)(a)	43,225,000	43,614,998
Trinity Acquisition PLC, 6.13%, 08/15/2043	22,561,000	22,459,597
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,426,048
5.12% to 01/26/2033 then SOFR + 1.85%, 01/26/2034 (Callable 01/26/2033)	12,000,000	11,981,589
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	12,205,000	11,826,877
UBS AG, 4.63% to 02/16/2031 then SOFR + 1.11%, 02/16/2032 (Callable 02/16/2031)	17,000,000	16,867,560
UBS Americas, Inc., 7.13%, 07/15/2032	5,063,000	5,637,114
UBS Group AG
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	9,000,000	8,968,438
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	18,078,000	17,996,677
3.87% to 01/12/2028 then 3 mo. LIBOR USD + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(b)	72,136,000	71,306,473
4.21% to 04/10/2029 then SOFR + 0.84%, 04/10/2030 (Callable 04/10/2029)(a)	35,000,000	34,424,370
3.13% to 08/13/2029 then 3 mo. LIBOR USD + 1.47%, 08/13/2030 (Callable 08/13/2029)(a)(b)	23,815,000	22,612,722
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030)(a)	20,000,000	19,525,465
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031)(a)	49,570,000	43,700,910

The accompanying notes are an integral part of these financial statements.

66

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031)(a)	$23,390,000	$21,466,303
4.84% to 11/06/2032 then SOFR + 1.29%, 11/06/2033 (Callable 11/06/2032)(a)	21,000,000	20,631,957
UnitedHealth Group, Inc.
2.75%, 05/15/2040 (Callable 11/15/2039)	7,000,000	5,171,888
4.75%, 05/15/2052 (Callable 11/15/2051)	8,275,000	7,096,793
Voya Financial, Inc., 5.05%, 03/02/2036 (Callable 12/02/2035)	14,400,000	14,006,040
Voya Global Funding, 4.60%, 11/24/2030(a)	11,750,000	11,592,915
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	3,199,000	3,175,565
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,089,952
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	34,086,000	33,409,479
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	23,000,000	23,062,814
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	22,625,000	22,735,391
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	44,350,000	45,099,137
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,596,228
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	23,925,000	24,289,751
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	25,000,000	26,983,520
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	10,650,000	10,854,974
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	25,000,000	19,091,532
Wells Fargo Bank NA, 5.85%, 02/01/2037	10,000,000	10,375,570
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033(a)	8,300,000	8,598,300

	Par	Value
Western-Southern Global Funding
4.25%, 01/29/2029(a)	$30,000,000	$29,631,887
4.70%, 12/10/2032(a)	50,000,000	48,560,795
Westpac Banking Corp.
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	8,350,000	8,335,192
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	5,000,000	5,055,656
6.82%, 11/17/2033	4,350,000	4,747,774
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,752,323
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	13,600,000	12,248,919
4.42%, 07/24/2039	10,000,000	8,974,966
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,525,000	8,532,200
2.95%, 09/15/2029 (Callable 06/15/2029)	7,500,000	7,103,000
5.35%, 05/15/2033 (Callable 02/15/2033)	11,425,000	11,571,706
5.05%, 09/15/2048 (Callable 03/15/2048)	10,200,000	9,068,292
5.90%, 03/05/2054 (Callable 09/05/2053)	23,750,000	23,474,265
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	10,000,000	10,110,172
		10,726,146,807
Industrials - 18.8%
AbbVie, Inc., 4.55%, 03/15/2035 (Callable 09/15/2034)	26,098,000	25,311,585
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	19,250,000	18,261,448
3.63%, 03/01/2049 (Callable 09/01/2048)	9,000,000	6,032,572
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)	13,500,000	13,770,023
Agilent Technologies, Inc., 2.10%, 06/04/2030 (Callable 03/04/2030)	14,000,000	12,684,646
Air Products and Chemicals, Inc., 2.70%, 05/15/2040 (Callable 11/15/2039)	10,425,000	7,714,656
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	15,500,000	15,717,720
3.75%, 01/15/2030 (Callable 10/15/2029)(a)	18,850,000	18,182,418

The accompanying notes are an integral part of these financial statements.

67

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.00%, 06/13/2033 (Callable 03/13/2033)(a)	$26,500,000	$27,586,931
5.13%, 10/01/2034 (Callable 07/01/2034)(a)	30,825,000	30,185,158
5.25%, 10/30/2035 (Callable 07/30/2035)(a)	18,200,000	17,783,089
Alcon Finance Corp.
2.75%, 09/23/2026 (Callable 07/31/2026)(a)	14,770,000	14,712,517
3.80%, 09/23/2049 (Callable 03/23/2049)(a)	7,000,000	5,248,415
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	21,494,000	20,629,829
Allegion US Holding Co., Inc.
3.55%, 10/01/2027 (Callable 07/01/2027)	11,975,000	11,817,003
5.41%, 07/01/2032 (Callable 04/01/2032)	13,025,000	13,254,004
5.60%, 05/29/2034 (Callable 02/28/2034)	10,000,000	10,210,441
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	13,350,000	10,408,565
4.40%, 05/01/2045 (Callable 11/01/2044)	12,300,000	10,420,403
4.20%, 02/22/2052 (Callable 08/22/2051)	4,000,000	3,144,676
5.65%, 03/02/2053 (Callable 09/02/2052)	37,200,000	36,206,873
Amrize Finance US LLC, 7.13%, 07/15/2036	13,596,000	15,397,776
Anglo American Capital PLC
4.75%, 04/10/2027(a)	7,237,000	7,251,980
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	17,570,000	17,542,132
5.63%, 04/01/2030 (Callable 01/01/2030)(a)	10,439,000	10,712,534
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	35,675,000	32,732,171
5.75%, 04/05/2034 (Callable 01/05/2034)(a)	30,000,000	30,944,739
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	30,814,000	28,072,243
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039 (Callable 07/23/2038)	20,150,000	20,491,478
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,943,677
ArcelorMittal SA
6.55%, 11/29/2027 (Callable 10/29/2027)	26,009,000	26,629,279

	Par	Value
6.80%, 11/29/2032 (Callable 08/29/2032)	$25,000,000	$27,428,729
6.00%, 06/17/2034 (Callable 03/17/2034)	14,600,000	15,277,923
5.38%, 05/19/2036 (Callable 02/19/2036)	15,200,000	15,067,992
7.00%, 10/15/2039(e)	15,906,000	17,602,297
6.75%, 03/01/2041(e)	7,328,000	7,903,051
6.35%, 06/17/2054 (Callable 12/17/2053)	9,000,000	9,412,899
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 07/11/2026)(a)	8,010,000	7,880,905
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	38,369,000	39,190,604
5.55%, 05/30/2033 (Callable 02/28/2033)(a)	15,000,000	15,154,157
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	21,434,000	22,114,093
5.80%, 04/15/2034 (Callable 01/15/2034)(a)	11,000,000	11,207,011
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044(a)	68,438,726	67,305,716
AT&T, Inc.
2.55%, 12/01/2033 (Callable 09/01/2033)	22,965,000	19,288,363
5.40%, 02/15/2034 (Callable 11/15/2033)	12,000,000	12,164,884
4.90%, 08/15/2037 (Callable 02/14/2037)	20,000,000	19,077,498
3.50%, 09/15/2053 (Callable 03/15/2053)	10,000,000	6,491,781
5.70%, 11/01/2054 (Callable 05/01/2054)	7,025,000	6,530,445
3.55%, 09/15/2055 (Callable 03/15/2055)	61,006,000	39,284,460
6.00%, 04/30/2056 (Callable 10/30/2055)	19,000,000	18,362,737
6.05%, 08/15/2056 (Callable 02/15/2056)	14,000,000	13,594,359
6.20%, 10/30/2056 (Callable 04/30/2056)	11,975,000	11,837,134
3.80%, 12/01/2057 (Callable 06/01/2057)	29,423,000	19,636,324
3.65%, 09/15/2059 (Callable 03/15/2059)	49,359,000	31,546,038
Augusta SpinCo Corp.
4.40%, 03/23/2029 (Callable 02/23/2029)	16,500,000	16,383,877
4.95%, 03/23/2033 (Callable 01/23/2033)	13,275,000	13,193,524
AutoNation, Inc., 4.45%, 01/15/2029 (Callable 12/15/2028)	17,500,000	17,333,461

The accompanying notes are an integral part of these financial statements.

68

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033)(a)	$15,000,000	$15,024,197
Baxter International, Inc., 2.27%, 12/01/2028 (Callable 10/01/2028)	54,076,000	50,925,307
Bayer US Finance LLC, 6.25%, 01/21/2029 (Callable 12/21/2028)(a)	15,000,000	15,488,825
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027)(a)	61,325,000	61,240,952
Beacon Point DC LLC, 6.13%, 11/30/2042 (Callable 05/30/2042)(a)	95,450,000	96,269,763
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031)(a)	39,493,000	33,926,031
Becton Dickinson & Co., 2.82%, 05/20/2030 (Callable 02/20/2030)	15,000,000	14,003,420
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/2033 (Callable 02/11/2033)	11,825,000	11,819,939
Berry Global, Inc.
5.50%, 04/15/2028 (Callable 03/15/2028)	19,345,000	19,633,654
5.80%, 06/15/2031 (Callable 04/15/2031)	31,000,000	32,144,540
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050)(a)	20,009,000	15,172,624
BMW US Capital LLC, 4.40%, 03/19/2029(a)	14,200,000	14,113,183
Boardwalk Pipelines LP
4.45%, 07/15/2027 (Callable 04/15/2027)	15,227,000	15,202,567
4.80%, 05/03/2029 (Callable 02/03/2029)	16,918,000	16,931,538
3.40%, 02/15/2031 (Callable 11/15/2030)	5,825,000	5,435,705
3.60%, 09/01/2032 (Callable 06/01/2032)	25,550,000	23,619,946
5.63%, 08/01/2034 (Callable 05/01/2034)	9,825,000	10,023,832
5.38%, 02/15/2036 (Callable 11/15/2035)	15,000,000	14,918,006
Boeing Co.
5.04%, 05/01/2027 (Callable 03/01/2027)	5,140,000	5,154,725
5.15%, 05/01/2030 (Callable 02/01/2030)	26,150,000	26,468,803
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)	8,900,000	8,527,828

	Par	Value
Booz Allen Hamilton, Inc., 4.00%, 07/01/2029 (Callable 07/11/2026)(a)	$5,481,000	$5,349,603
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	7,200,000	7,249,462
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	7,600,000	7,566,285
4.89%, 09/11/2033 (Callable 06/11/2033)	8,350,000	8,312,906
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	10,000,000	7,329,311
British Telecommunications Ltd., 9.63%, 12/15/2030(e)	83,243,000	98,368,619
Broadcom, Inc.
4.75%, 04/15/2029 (Callable 01/15/2029)	32,900,000	33,089,189
4.15%, 11/15/2030 (Callable 08/15/2030)	6,000,000	5,873,618
3.47%, 04/15/2034 (Callable 01/15/2034)	15,000,000	13,469,850
3.14%, 11/15/2035 (Callable 08/15/2035)(a)	12,000,000	10,193,527
Broadridge Financial Solutions, Inc.
2.90%, 12/01/2029 (Callable 09/01/2029)	11,300,000	10,601,149
5.75%, 05/15/2036 (Callable 02/15/2036)	10,400,000	10,405,848
Brunswick Corp./DE, 5.85%, 03/18/2029 (Callable 02/18/2029)	20,000,000	20,460,916
Bunge Ltd. Finance Corp.
3.25%, 08/15/2026 (Callable 07/31/2026)	5,050,000	5,041,998
4.90%, 04/21/2027 (Callable 03/21/2027)	45,000,000	45,175,703
3.20%, 04/21/2031 (Callable 01/01/2031)	80,745,000	75,336,831
5.25%, 04/21/2032 (Callable 01/01/2032)	16,631,000	16,892,712
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,275,000	2,718,557
Cameron LNG LLC, 3.30%, 01/15/2035 (Callable 09/15/2034)(a)	20,000,000	17,437,344
Canadian Natural Resources Ltd., 6.50%, 02/15/2037	982,000	1,057,833
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	10,075,000	8,837,515
3.50%, 05/01/2050 (Callable 11/01/2049)	12,000,000	8,536,080
Cargill, Inc., 4.75%, 04/24/2033 (Callable 01/24/2033)(a)	10,200,000	10,147,877

The accompanying notes are an integral part of these financial statements.

69

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Carlisle Cos., Inc.
2.75%, 03/01/2030 (Callable 12/01/2029)	$16,000,000	$14,940,675
5.25%, 09/15/2035 (Callable 06/15/2035)	5,000,000	4,986,126
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	22,470,000	22,217,719
2.72%, 02/15/2030 (Callable 11/15/2029)	6,861,000	6,415,192
2.70%, 02/15/2031 (Callable 11/15/2030)	18,500,000	16,960,807
5.90%, 03/15/2034 (Callable 12/15/2033)	12,423,000	13,097,757
3.38%, 04/05/2040 (Callable 10/05/2039)	10,000,000	8,036,627
CBRE Services, Inc.
5.95%, 08/15/2034 (Callable 05/15/2034)	20,000,000	20,839,251
5.25%, 06/01/2036 (Callable 03/01/2036)	13,400,000	13,213,742
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(a)	20,000,000	18,700,245
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026 (Callable 11/01/2026)	9,000,000	8,927,200
3.28%, 12/01/2028 (Callable 10/01/2028)	5,457,000	5,243,477
3.25%, 02/15/2029 (Callable 07/31/2026)	26,333,000	25,176,536
Celanese US Holdings LLC
7.33%, 07/15/2029 (Callable 05/15/2029)(e)	9,075,000	9,486,016
7.55%, 11/15/2030 (Callable 09/15/2030)(e)	15,000,000	15,899,550
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041)(a)	51,774,000	40,599,632
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/2027 (Callable 08/02/2027)	12,000,000	11,830,168
Cemex SAB de CV, 5.75%, 06/05/2036 (Callable 03/05/2036)	27,650,000	27,553,225
Cencora, Inc., 4.63%, 12/15/2027 (Callable 11/15/2027)	15,000,000	15,019,502
Cenovus Energy, Inc., 5.40%, 03/20/2036 (Callable 12/20/2035)	7,000,000	6,934,551
CF Industries, Inc.
5.15%, 03/15/2034	3,000,000	2,974,823
5.30%, 11/26/2035 (Callable 08/26/2035)	9,475,000	9,441,399

	Par	Value
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	$5,000,000	$4,901,366
6.38%, 10/23/2035 (Callable 04/23/2035)	85,471,000	85,331,238
Charter Communications Operating LLC / Charter Communications Operating Capital
5.05%, 03/30/2029 (Callable 12/30/2028)	36,857,000	36,716,647
6.55%, 06/01/2034 (Callable 03/01/2034)	45,140,000	46,081,376
3.50%, 06/01/2041 (Callable 12/01/2040)	22,375,000	15,664,827
3.50%, 03/01/2042 (Callable 09/01/2041)	11,300,000	7,805,109
4.40%, 12/01/2061 (Callable 06/01/2061)	24,375,000	15,736,060
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	26,550,000	27,720,366
5.75%, 08/15/2034 (Callable 02/15/2034)	11,750,000	12,111,848
5.55%, 10/30/2035 (Callable 04/30/2035)	8,825,000	8,964,422
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	10,750,000	10,922,486
Church & Dwight Co., Inc., 5.00%, 06/15/2052 (Callable 12/15/2051)	6,725,000	6,098,298
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031)(a)	25,000,000	22,688,558
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	13,034,000	12,040,081
4.80%, 08/15/2038 (Callable 02/15/2038)	5,000,000	4,738,535
CIMIC Finance Ltd., 6.00%, 04/22/2036 (Callable 01/22/2036)(a)	25,000,000	24,645,058
CNH Industrial Capital LLC, 4.75%, 03/21/2028 (Callable 02/21/2028)	15,000,000	15,032,849
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	23,656,000	23,393,705
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (Callable 08/15/2035)(a)	10,000,000	9,995,738
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045 (Callable 12/01/2044)	10,776,000	10,687,086
Columbia Pipelines Holding Co. LLC, 5.10%, 10/01/2031 (Callable 08/01/2031)(a)	10,000,000	10,009,556

The accompanying notes are an integral part of these financial statements.

70

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (Callable 08/15/2033)(a)	$17,300,000	$18,162,747
5.51%, 05/15/2036 (Callable 02/15/2036)(a)	5,575,000	5,597,412
6.50%, 08/15/2043 (Callable 02/15/2043)(a)	10,000,000	10,638,881
Comcast Corp.
3.20%, 07/15/2036 (Callable 01/15/2036)	6,000,000	4,983,125
5.17%, 01/15/2037 (Callable 10/15/2036)(a)	9,067,000	8,711,492
3.97%, 11/01/2047 (Callable 05/01/2047)	8,622,000	6,148,129
5.35%, 05/15/2053 (Callable 11/15/2052)	19,000,000	16,382,812
2.99%, 11/01/2063 (Callable 05/01/2063)	14,646,000	7,619,382
CommonSpirit Health, 3.35%, 10/01/2029 (Callable 04/01/2029)	17,635,000	16,844,159
Conagra Brands, Inc.
7.13%, 10/01/2026	6,672,000	6,709,327
7.00%, 10/01/2028	4,300,000	4,489,397
5.30%, 11/01/2038 (Callable 05/01/2038)	5,000,000	4,738,270
Concentrix Corp.
6.60%, 08/02/2028 (Callable 07/02/2028)	62,000,000	61,838,740
6.50%, 03/01/2029 (Callable 02/01/2029)	11,400,000	10,989,979
Constellation Brands, Inc., 4.90%, 05/01/2033 (Callable 02/01/2033)	7,950,000	7,858,365
Constellation Software, Inc., 5.16%, 02/16/2029 (Callable 01/16/2029)(a)	23,000,000	23,085,656
Cox Communications, Inc.
5.70%, 06/15/2033 (Callable 03/15/2033)(a)	5,900,000	5,800,007
4.80%, 02/01/2035 (Callable 08/01/2034)(a)	14,000,000	12,581,986
3.60%, 06/15/2051 (Callable 12/15/2050)(a)	21,000,000	12,703,293
Crown Castle, Inc.
4.30%, 02/15/2029 (Callable 11/15/2028)	10,000,000	9,883,871
5.10%, 05/01/2033 (Callable 02/01/2033)	20,400,000	20,231,390
CSL Finance PLC, 4.05%, 04/27/2029 (Callable 02/27/2029)(a)	7,500,000	7,379,657
CSX Corp., 4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,408,188

	Par	Value
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	$3,000,000	$2,982,544
3.25%, 08/15/2029 (Callable 05/15/2029)	8,000,000	7,660,741
5.30%, 06/01/2033 (Callable 03/01/2033)	6,500,000	6,593,105
4.78%, 03/25/2038 (Callable 09/25/2037)	40,234,000	37,721,771
5.13%, 07/20/2045 (Callable 01/20/2045)	44,155,000	39,990,601
5.05%, 03/25/2048 (Callable 09/25/2047)	42,525,000	37,561,231
5.88%, 06/01/2053 (Callable 12/01/2052)	9,000,000	8,797,091
6.05%, 06/01/2054 (Callable 12/01/2053)	14,225,000	14,231,248
CVS Pass-Through Trust Series 2013, Series 2013, 4.70%, 01/10/2036 (Callable 07/10/2035)(a)	7,935,451	7,406,156
Daimler Truck Finance North America LLC, 4.15%, 01/12/2029 (Callable 12/12/2028)(a)	20,000,000	19,749,968
DCP Midstream Operating LP, 5.13%, 05/15/2029 (Callable 02/15/2029)	10,000,000	10,112,132
Dell International LLC / EMC Corp., 5.30%, 10/01/2029 (Callable 07/01/2029)	6,000,000	6,100,338
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	53,000,000	49,034,026
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)	11,535,000	11,700,330
Dignity Health, 5.27%, 11/01/2064	2,921,000	2,636,265
Discovery Global Holdings, Inc., 4.05%, 03/15/2029 (Callable 01/15/2029)	5,000,000	4,950,350
Dollar General Corp., 3.50%, 04/03/2030 (Callable 01/03/2030)	7,000,000	6,677,424
DT Midstream, Inc., 5.80%, 12/15/2034 (Callable 09/15/2034)(a)	7,150,000	7,307,372
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	17,857,000	17,649,646
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	16,724,000	16,644,931
2.38%, 09/15/2028 (Callable 07/15/2028)	79,300,000	74,549,779
Eagle Materials, Inc.
2.50%, 07/01/2031 (Callable 04/01/2031)	8,700,000	7,772,989

The accompanying notes are an integral part of these financial statements.

71

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.00%, 03/15/2036 (Callable 12/15/2035)	$11,000,000	$10,639,072
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	8,500,000	8,133,545
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/2043 (Callable 05/01/2043)	4,017,000	3,580,575
4.60%, 12/15/2044 (Callable 06/15/2044)	3,674,000	3,134,105
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	18,000,000	17,899,494
Element Fleet Management Corp.
5.64%, 03/13/2027 (Callable 02/13/2027)(a)	10,000,000	10,068,620
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	9,900,000	10,233,328
5.04%, 03/25/2030 (Callable 02/25/2030)(a)	14,000,000	14,077,930
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,215,606
7.38%, 10/15/2045 (Callable 04/15/2045)	20,000,000	23,190,245
Enbridge, Inc., 6.20%, 11/15/2030 (Callable 09/15/2030)	8,725,000	9,183,599
Energy Transfer LP
3.90%, 07/15/2026 (Callable 07/01/2026)	10,000,000	9,997,969
5.50%, 06/01/2027 (Callable 03/01/2027)	7,019,000	7,065,070
4.00%, 10/01/2027 (Callable 07/01/2027)	2,000,000	1,987,145
6.00%, 02/01/2029 (Callable 07/31/2026)(a)	44,900,000	45,254,423
5.25%, 04/15/2029 (Callable 01/15/2029)	22,866,000	23,171,196
3.75%, 05/15/2030 (Callable 02/15/2030)	3,475,000	3,346,416
7.38%, 02/01/2031 (Callable 07/16/2026)(a)	10,450,000	10,762,336
4.90%, 03/15/2035 (Callable 09/15/2034)	4,550,000	4,429,292
5.70%, 04/01/2035 (Callable 01/01/2035)	16,950,000	17,396,366
5.35%, 01/15/2036 (Callable 10/15/2035)	3,914,000	3,897,542
6.63%, 10/15/2036	11,180,000	12,098,092
5.80%, 06/15/2038 (Callable 12/15/2037)	9,539,000	9,730,558
7.50%, 07/01/2038	20,979,000	24,201,953
6.05%, 06/01/2041 (Callable 12/01/2040)	1,611,000	1,637,409

	Par	Value
6.50%, 02/01/2042 (Callable 08/01/2041)	$7,603,000	$8,033,800
5.95%, 10/01/2043 (Callable 04/01/2043)	3,550,000	3,484,393
6.13%, 12/15/2045 (Callable 06/15/2045)	5,797,000	5,760,363
5.40%, 10/01/2047 (Callable 04/01/2047)	22,425,000	20,334,346
6.00%, 06/15/2048 (Callable 12/15/2047)	13,000,000	12,622,629
6.25%, 04/15/2049 (Callable 10/15/2048)	3,850,000	3,840,593
6.20%, 04/01/2055 (Callable 10/01/2054)	9,000,000	8,899,228
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029)(a)	18,250,000	18,052,111
5.75%, 05/19/2035 (Callable 02/19/2035)(a)	6,675,000	6,862,475
6.00%, 05/18/2056 (Callable 11/18/2055)(a)	18,000,000	17,766,815
Enterprise Products Operating LLC, 5.75%, 03/01/2035	5,630,000	5,831,746
EQT Corp.
5.70%, 04/01/2028 (Callable 03/01/2028)	10,000,000	10,170,091
4.50%, 01/15/2029 (Callable 07/15/2028)	4,237,000	4,206,547
7.00%, 02/01/2030 (Callable 11/01/2029)(e)	5,493,000	5,845,785
7.50%, 06/01/2030 (Callable 12/01/2029)	3,000,000	3,238,984
4.75%, 01/15/2031 (Callable 07/15/2030)	3,000,000	2,971,836
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,120,726
Equinix, Inc.
3.20%, 11/18/2029 (Callable 08/18/2029)	2,000,000	1,904,675
2.15%, 07/15/2030 (Callable 04/15/2030)	7,675,000	6,919,443
FedEx Corp., 4.95%, 10/17/2048 (Callable 04/17/2048)	15,000,000	13,416,325
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029 (Callable 02/15/2029)(a)	25,967,000	25,615,907
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)	12,000,000	11,874,046
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028)(a)	43,025,000	42,777,096
3.25%, 06/02/2030 (Callable 03/02/2030)(a)	28,100,000	26,461,644
4.65%, 04/20/2032 (Callable 01/20/2032)(a)	28,125,000	27,602,928

The accompanying notes are an integral part of these financial statements.

72

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Fibercop SpA, 7.20%, 07/18/2036 (Callable 04/18/2036)(a)	$4,102,000	$4,206,393
Fidelity National Information Services, Inc.
5.10%, 07/15/2032 (Callable 04/15/2032)	4,900,000	4,903,673
3.10%, 03/01/2041 (Callable 09/01/2040)	7,100,000	5,159,164
4.50%, 08/15/2046 (Callable 02/15/2046)	23,965,000	19,518,485
Fiserv, Inc.
4.20%, 10/01/2028 (Callable 07/01/2028)	5,000,000	4,930,996
3.50%, 07/01/2029 (Callable 04/01/2029)	4,307,000	4,133,556
2.65%, 06/01/2030 (Callable 03/01/2030)	28,900,000	26,422,150
5.63%, 08/21/2033 (Callable 05/21/2033)	42,000,000	42,447,917
5.15%, 08/12/2034 (Callable 05/12/2034)	20,000,000	19,422,544
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	24,170,000	22,328,098
Flex Ltd.
6.00%, 01/15/2028 (Callable 12/15/2027)	20,000,000	20,333,065
4.88%, 06/15/2029 (Callable 03/15/2029)	30,902,000	30,934,986
4.88%, 05/12/2030 (Callable 02/12/2030)	21,830,000	21,794,524
5.38%, 11/13/2035 (Callable 08/13/2035)	19,675,000	19,400,233
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (Callable 04/01/2030)(a)	18,500,000	16,954,260
Flowserve Corp., 2.80%, 01/15/2032 (Callable 10/15/2031)	9,625,000	8,538,521
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,051,651
5.92%, 03/20/2028 (Callable 02/20/2028)	21,475,000	21,738,657
6.80%, 11/07/2028 (Callable 10/07/2028)	15,000,000	15,486,193
5.30%, 09/06/2029 (Callable 08/06/2029)	38,000,000	37,859,153
5.42%, 04/09/2031 (Callable 03/09/2031)	15,875,000	15,739,935
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	15,000,000	14,309,433
5.88%, 06/01/2033 (Callable 03/01/2033)	24,000,000	24,994,436

	Par	Value
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	$7,000,000	$7,450,186
Freeport-McMoRan, Inc.
4.25%, 03/01/2030 (Callable 07/31/2026)	8,000,000	7,864,609
4.63%, 08/01/2030 (Callable 07/31/2026)	5,000,000	4,967,939
5.45%, 03/15/2043 (Callable 09/15/2042)	21,975,000	21,247,538
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026)(a)	4,200,000	4,147,013
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	35,200,000	34,067,323
2.38%, 02/16/2031 (Callable 11/16/2030)(a)	25,000,000	22,168,946
3.00%, 12/01/2031 (Callable 09/01/2031)(a)	10,000,000	8,986,902
Gartner, Inc.
3.63%, 06/15/2029 (Callable 07/31/2026)(a)	24,900,000	23,548,684
4.95%, 03/20/2031 (Callable 02/20/2031)	17,375,000	16,894,339
General Motors Co., 5.63%, 04/15/2030 (Callable 03/15/2030)	19,775,000	20,261,504
General Motors Financial Co., Inc.
2.35%, 02/26/2027 (Callable 01/26/2027)	11,000,000	10,851,545
5.05%, 04/04/2028	17,600,000	17,705,582
5.80%, 06/23/2028 (Callable 05/23/2028)	30,000,000	30,582,990
5.80%, 01/07/2029 (Callable 12/07/2028)	10,000,000	10,241,755
5.55%, 07/15/2029 (Callable 06/15/2029)	21,000,000	21,428,399
4.90%, 10/06/2029 (Callable 09/06/2029)	12,000,000	12,030,469
5.45%, 07/15/2030 (Callable 06/15/2030)	15,000,000	15,305,403
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/2029 (Callable 05/04/2029)	6,400,000	6,543,842
Genpact UK Finco PLC / Genpact USA, Inc., 4.95%, 11/18/2030 (Callable 10/18/2030)	10,000,000	9,848,192
Genuine Parts Co.
4.95%, 08/15/2029 (Callable 07/15/2029)	5,000,000	4,987,878
6.88%, 11/01/2033 (Callable 08/01/2033)	26,375,000	28,572,871
Glencore Finance (Canada) Ltd., 5.55%, 10/25/2042(a)(e)	5,000,000	4,849,951

The accompanying notes are an integral part of these financial statements.

73

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	$25,550,000	$25,462,507
3.88%, 10/27/2027 (Callable 07/27/2027)(a)	2,000,000	1,983,064
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	11,000,000	11,052,925
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	27,583,000	28,014,156
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	61,437,000	56,003,341
5.70%, 05/08/2033 (Callable 02/08/2033)(a)	20,000,000	20,653,301
5.67%, 04/01/2035 (Callable 01/01/2035)(a)	17,950,000	18,399,314
3.88%, 04/27/2051 (Callable 10/27/2050)(a)	6,000,000	4,417,821
3.38%, 09/23/2051 (Callable 03/23/2051)(a)	6,000,000	4,014,774
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)	6,840,000	6,751,287
4.50%, 11/15/2028 (Callable 10/15/2028)	31,150,000	30,776,981
3.20%, 08/15/2029 (Callable 05/15/2029)	7,500,000	7,075,418
2.90%, 05/15/2030 (Callable 02/15/2030)	14,467,000	13,279,021
4.88%, 11/15/2030 (Callable 10/15/2030)	8,700,000	8,552,744
Gruma SAB de CV, 5.39%, 12/09/2034 (Callable 10/09/2034)(a)	21,000,000	20,803,115
Grupo Bimbo SAB de CV
4.88%, 06/27/2044(a)	8,250,000	7,484,663
4.70%, 11/10/2047 (Callable 05/10/2047)(a)	25,400,000	22,028,754
4.00%, 09/06/2049(a)	7,300,000	5,604,727
Harbour Energy PLC, 6.33%, 04/01/2035 (Callable 01/01/2035)(a)	5,000,000	5,096,956
HCA, Inc.
4.50%, 02/15/2027 (Callable 08/15/2026)	15,000,000	14,993,153
3.50%, 09/01/2030 (Callable 03/01/2030)	14,405,000	13,665,113
5.50%, 03/01/2032 (Callable 01/01/2032)	12,000,000	12,261,042
3.63%, 03/15/2032 (Callable 12/15/2031)	16,000,000	14,893,753
5.45%, 09/15/2034 (Callable 06/15/2034)	6,000,000	6,064,422
5.75%, 03/01/2035 (Callable 12/01/2034)	10,225,000	10,540,173

	Par	Value
4.63%, 03/15/2052 (Callable 09/15/2051)	$20,000,000	$16,282,965
5.90%, 06/01/2053 (Callable 12/01/2052)	8,275,000	8,067,457
6.00%, 04/01/2054 (Callable 10/01/2053)	13,925,000	13,755,430
6.20%, 03/01/2055 (Callable 09/01/2054)	5,700,000	5,803,388
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)	10,000,000	9,992,224
Hewlett Packard Enterprise Co.
4.15%, 09/15/2028 (Callable 08/15/2028)	12,000,000	11,875,718
4.60%, 03/23/2029 (Callable 02/23/2029)	11,300,000	11,282,301
4.85%, 10/15/2031 (Callable 08/15/2031)	6,500,000	6,473,065
5.60%, 10/15/2054 (Callable 04/15/2054)	18,000,000	16,686,644
HF Sinclair Corp.
5.00%, 02/01/2028 (Callable 07/11/2026)	23,037,000	22,987,256
4.50%, 10/01/2030 (Callable 07/01/2030)	8,000,000	7,810,430
5.75%, 01/15/2031 (Callable 12/15/2030)	18,875,000	19,280,308
5.50%, 09/01/2032 (Callable 07/01/2032)	5,000,000	5,030,239
HP, Inc.
3.00%, 06/17/2027 (Callable 04/17/2027)	35,000,000	34,520,913
4.00%, 04/15/2029 (Callable 02/15/2029)	10,000,000	9,802,608
Hubbell, Inc., 3.15%, 08/15/2027 (Callable 05/15/2027)	11,700,000	11,536,369
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	35,838,000	33,924,540
Hyatt Hotels Corp., 5.75%, 03/30/2032 (Callable 01/30/2032)	15,000,000	15,466,664
Hyundai Capital America
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	22,550,000	22,424,602
5.28%, 06/24/2027(a)	26,000,000	26,169,512
4.88%, 11/01/2027(a)	30,300,000	30,376,892
5.68%, 06/26/2028 (Callable 05/26/2028)(a)	36,375,000	36,983,757
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	40,000,000	41,056,292
4.75%, 06/18/2029(a)	16,975,000	16,916,963
4.55%, 09/26/2029 (Callable 08/26/2029)(a)	30,000,000	29,770,526
Icon Investments Six DAC, 5.85%, 05/08/2029 (Callable 04/08/2029)	8,345,000	8,526,904

The accompanying notes are an integral part of these financial statements.

74

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Illumina, Inc., 4.75%, 12/12/2030 (Callable 11/12/2030)	$18,000,000	$17,890,499
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	26,775,000	25,029,443
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	5,055,100
4.90%, 08/05/2052 (Callable 02/05/2052)	10,000,000	8,404,678
5.70%, 02/10/2053 (Callable 08/10/2052)	7,175,000	6,766,441
6.13%, 05/15/2056 (Callable 11/15/2055)	11,575,000	11,559,602
International Business Machines Corp., 4.15%, 05/15/2039	11,325,000	9,857,859
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027)(a)	5,394,000	5,208,660
IQVIA, Inc.
5.70%, 05/15/2028 (Callable 04/15/2028)	8,475,000	8,610,558
6.25%, 02/01/2029 (Callable 01/01/2029)	12,000,000	12,397,376
J M Smucker Co., 6.50%, 11/15/2053 (Callable 05/15/2053)	3,950,000	4,306,681
JAB Holdings BV
2.20%, 11/23/2030 (Callable 08/23/2030)(a)	7,426,000	6,646,428
3.75%, 05/28/2051 (Callable 11/28/2050)(a)	11,750,000	8,120,443
4.50%, 04/08/2052 (Callable 10/08/2051)(a)	9,000,000	6,929,275
Jabil, Inc., 4.20%, 02/01/2029 (Callable 01/01/2029)	12,000,000	11,823,966
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028 (Callable 07/18/2028)	31,750,000	32,793,651
5.90%, 03/01/2033 (Callable 12/01/2032)	16,784,000	17,317,417
Jacobs Solutions, Inc.
4.75%, 03/03/2031 (Callable 02/03/2031)	23,700,000	23,480,891
5.38%, 03/03/2036 (Callable 12/03/2035)	15,225,000	14,972,436
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/2029 (Callable 12/02/2028)	10,000,000	9,594,478
3.00%, 05/15/2032 (Callable 02/15/2032)	18,525,000	16,463,926
5.75%, 04/01/2033 (Callable 01/01/2033)	36,150,000	37,114,031

	Par	Value
6.75%, 03/15/2034 (Callable 12/15/2033)	$1,181,000	$1,288,626
5.95%, 04/20/2035 (Callable 01/20/2035)	12,000,000	12,373,908
5.63%, 03/10/2037 (Callable 12/10/2036)(a)	20,000,000	19,916,600
6.25%, 03/01/2056 (Callable 09/01/2055)	23,000,000	22,529,519
6.38%, 04/15/2066 (Callable 10/15/2065)	10,000,000	9,815,064
Johnson Controls International PLC
6.00%, 01/15/2036	892,000	951,191
4.50%, 02/15/2047 (Callable 08/15/2046)	4,400,000	3,762,173
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	8,675,000	9,086,954
Kellanova, 2.10%, 06/01/2030 (Callable 03/01/2030)	20,000,000	18,215,126
Keurig Dr Pepper, Inc.
5.05%, 03/15/2029 (Callable 02/15/2029)	23,773,000	23,948,544
3.95%, 04/15/2029 (Callable 02/15/2029)	29,500,000	28,885,844
5.20%, 03/15/2031 (Callable 01/15/2031)	4,900,000	4,948,343
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)	36,562,000	36,583,920
4.95%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,890,921
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031)(a)	19,321,000	17,415,328
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	8,103,000	9,139,380
5.80%, 03/15/2035	2,150,000	2,229,482
6.50%, 02/01/2037	6,400,000	6,927,141
6.95%, 01/15/2038	14,008,000	15,666,757
6.50%, 09/01/2039	5,359,000	5,753,457
7.50%, 11/15/2040	8,317,000	9,686,910
Kinder Morgan, Inc.
8.05%, 10/15/2030	3,670,000	4,093,044
7.80%, 08/01/2031	16,745,000	18,998,881
7.75%, 01/15/2032	44,260,000	50,269,947
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	3,000,000	3,261,413
Kraft Heinz Foods Co.
5.00%, 07/15/2035 (Callable 01/15/2035)	10,613,000	10,340,436
7.13%, 08/01/2039(a)	1,425,000	1,583,437
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	17,300,000	17,179,251

The accompanying notes are an integral part of these financial statements.

75

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
2.70%, 10/15/2028 (Callable 08/15/2028)	$59,000,000	$55,438,814
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	20,500,000	20,956,745
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	47,279,000	46,294,805
2.30%, 02/15/2031 (Callable 11/15/2030)	34,290,000	30,484,828
5.40%, 03/15/2032 (Callable 01/15/2032)	13,000,000	13,166,433
7.13%, 07/01/2032	5,000,000	5,496,008
5.75%, 03/15/2033 (Callable 12/15/2032)	23,000,000	23,678,283
Lennar Corp., 5.20%, 07/30/2030 (Callable 06/30/2030)	11,000,000	11,120,887
LG Energy Solution Ltd.
5.25%, 04/02/2031(a)	15,000,000	14,962,532
5.50%, 07/02/2034(a)	18,000,000	17,998,352
5.88%, 04/02/2035(a)	7,500,000	7,601,321
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	12,000,000	12,162,555
Lowe’s Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	3,450,000	3,388,816
LYB International Finance III LLC
5.13%, 01/15/2031 (Callable 12/15/2030)	5,925,000	5,915,616
5.50%, 03/01/2034 (Callable 12/01/2033)	15,000,000	14,871,880
Maple Parent Holdings Corp., 6.63%, 03/26/2056 (Callable 09/26/2055)(a)	6,000,000	6,316,542
Marathon Petroleum Corp.
5.15%, 03/01/2030 (Callable 02/01/2030)	14,200,000	14,390,482
4.75%, 09/15/2044 (Callable 03/15/2044)	1,950,000	1,703,576
Marriott International, Inc.
5.00%, 10/15/2027 (Callable 09/15/2027)	12,950,000	13,033,299
4.80%, 03/15/2030 (Callable 02/15/2030)	15,000,000	15,064,839
5.35%, 03/15/2035 (Callable 12/15/2034)	15,000,000	15,105,100
Marshfield Clinic Health System, Inc., 2.70%, 02/15/2030 (Callable 08/15/2029)	23,125,000	21,533,025
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	6,200,000	5,727,306
6.25%, 05/01/2037	893,000	936,342

	Par	Value
MasTec, Inc.
4.50%, 08/15/2028 (Callable 07/31/2026)(a)	$5,000,000	$4,951,761
5.90%, 06/15/2029 (Callable 05/15/2029)	10,000,000	10,290,059
Medline Borrower LP, 3.88%, 04/01/2029 (Callable 07/31/2026)(a)	114,000,000	110,709,846
Medline Borrower LP/Medline Co.-Issuer, Inc., 5.00%, 06/15/2031 (Callable 05/15/2031)(a)	18,000,000	17,913,485
Mercedes-Benz Finance North America LLC
5.25%, 11/29/2027(a)	8,225,000	8,304,283
4.25%, 03/10/2029(a)	21,875,000	21,606,806
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)	7,550,000	7,633,702
Meta Platforms, Inc., 6.20%, 05/15/2046 (Callable 11/15/2045)	21,000,000	21,014,529
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	56,022,000	55,660,764
Mohawk Industries, Inc.
5.85%, 09/18/2028 (Callable 08/18/2028)	13,300,000	13,621,338
3.63%, 05/15/2030 (Callable 02/15/2030)	10,000,000	9,592,887
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (Callable 03/30/2028)(a)	20,000,000	20,019,518
Mosaic Co.
5.45%, 11/15/2033 (Callable 05/15/2033)	2,000,000	2,024,181
4.88%, 11/15/2041 (Callable 05/15/2041)	5,000,000	4,503,230
MPLX LP
4.13%, 03/01/2027 (Callable 12/01/2026)	11,975,000	11,946,359
4.80%, 02/15/2031 (Callable 01/15/2031)	22,125,000	22,034,748
5.00%, 01/15/2033 (Callable 11/15/2032)	9,675,000	9,611,432
5.00%, 03/01/2033 (Callable 12/01/2032)	10,000,000	9,924,730
5.50%, 06/01/2034 (Callable 03/01/2034)	25,000,000	25,275,068
4.50%, 04/15/2038 (Callable 10/15/2037)	8,725,000	7,902,184
5.95%, 04/01/2055 (Callable 10/01/2054)	11,450,000	11,109,657
MSCI, Inc.
4.00%, 11/15/2029 (Callable 07/31/2026)(a)	8,500,000	8,223,611
3.63%, 09/01/2030 (Callable 07/31/2026)(a)	24,186,000	22,879,677

The accompanying notes are an integral part of these financial statements.

76

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
3.88%, 02/15/2031 (Callable 07/31/2026)(a)	$16,031,000	$15,181,016
Mylan, Inc.
4.55%, 04/15/2028 (Callable 01/15/2028)	17,505,000	17,395,043
5.20%, 04/15/2048 (Callable 10/15/2047)	9,000,000	7,486,718
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027(a)	26,800,000	26,698,315
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	18,000,000	17,876,945
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	17,000,000	11,097,280
Nova Southeastern University, Inc., 4.81%, 04/01/2053	7,200,000	6,170,041
Nutrien Ltd., 4.20%, 04/01/2029 (Callable 01/01/2029)	7,000,000	6,932,090
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,634,000	32,492,939
5.65%, 05/15/2033 (Callable 02/15/2033)	5,000,000	5,141,962
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (Callable 03/18/2029)	10,000,000	9,892,076
2.65%, 02/15/2032 (Callable 11/15/2031)	10,000,000	8,856,083
Occidental Petroleum Corp.
8.88%, 07/15/2030 (Callable 01/15/2030)	29,260,000	32,945,987
7.50%, 05/01/2031	28,703,000	31,762,711
7.88%, 09/15/2031	6,320,000	7,123,430
5.55%, 10/01/2034 (Callable 07/01/2034)	20,400,000	20,867,813
6.45%, 09/15/2036	58,151,000	62,381,300
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	26,620,000	22,820,123
ONEOK, Inc., 3.95%, 03/01/2050 (Callable 09/01/2049)	5,100,000	3,690,101
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	26,225,000	25,876,413
4.55%, 02/04/2029 (Callable 01/04/2029)	15,000,000	14,787,196
6.25%, 11/09/2032 (Callable 08/09/2032)	18,000,000	18,499,693
5.70%, 02/04/2036 (Callable 11/04/2035)	31,850,000	30,845,286
6.55%, 02/04/2046 (Callable 08/04/2045)	3,500,000	3,299,407

	Par	Value
4.00%, 11/15/2047 (Callable 05/15/2047)	$10,250,000	$6,829,805
3.95%, 03/25/2051 (Callable 09/25/2050)	3,300,000	2,111,281
6.90%, 11/09/2052 (Callable 05/09/2052)	60,574,000	58,078,143
5.95%, 09/26/2055 (Callable 03/26/2055)	4,238,000	3,601,529
Orange SA, 9.00%, 03/01/2031(e)	29,519,000	34,474,674
Paychex, Inc., 5.10%, 04/15/2030 (Callable 03/15/2030)	5,593,000	5,641,151
PeaceHealth Obligated Group, 3.22%, 11/15/2050 (Callable 05/15/2050)	7,200,000	4,822,369
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.88%, 11/15/2027 (Callable 10/15/2027)(a)	12,000,000	12,174,904
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	24,065,000	24,390,730
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	25,000,000	25,588,989
5.35%, 03/30/2029 (Callable 02/28/2029)(a)	7,500,000	7,596,238
5.25%, 07/01/2029 (Callable 06/01/2029)(a)	20,000,000	20,248,499
3.35%, 11/01/2029 (Callable 08/01/2029)(a)	2,199,000	2,094,501
Perrigo Finance Unlimited Co., 5.15%, 06/15/2030 (Callable 03/15/2030)(e)	10,000,000	9,615,860
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	18,650,000	17,569,715
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	12,000,000	10,763,914
5.88%, 05/01/2042	6,000,000	6,081,697
4.88%, 11/15/2044 (Callable 05/15/2044)	26,130,000	23,279,244
Phillips 66 Co.
3.55%, 10/01/2026 (Callable 07/11/2026)	7,000,000	6,987,728
3.15%, 12/15/2029 (Callable 09/15/2029)	12,000,000	11,422,653
Pilgrim’s Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	39,117,000	40,840,260
6.88%, 05/15/2034 (Callable 02/15/2034)	18,000,000	19,448,706
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,626,576
4.70%, 01/15/2031 (Callable 12/15/2030)	10,000,000	9,913,556

The accompanying notes are an integral part of these financial statements.

77

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Posco International Corp., 5.13%, 06/29/2031(a)	$25,000,000	$24,884,007
Premier Health Partners, 2.91%, 11/15/2026 (Callable 07/31/2026)	33,267,000	33,105,774
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	8,275,000	7,698,001
5.25%, 08/09/2034 (Callable 05/09/2034)	10,000,000	10,113,256
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027)(a)	67,730,000	66,843,158
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	31,017,000	31,670,163
6.30%, 02/15/2030 (Callable 12/15/2029)	5,000,000	5,218,451
6.40%, 04/15/2033 (Callable 01/15/2033)	23,129,000	24,548,459
Reliance Industries Ltd., 2.88%, 01/12/2032(a)	26,000,000	23,383,375
Reliance, Inc.
2.15%, 08/15/2030 (Callable 05/15/2030)	10,000,000	9,013,095
6.85%, 11/15/2036	6,100,000	6,818,967
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (Callable 08/16/2028)(a)	35,940,000	35,998,368
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	24,200,000	23,114,941
3.63%, 03/15/2051 (Callable 09/15/2050)	12,000,000	8,457,976
Rio Grande LNG LLC
5.50%, 01/30/2034 (Callable 11/30/2033)(a)	10,000,000	9,947,608
5.75%, 06/30/2036 (Callable 03/30/2036)(a)	19,500,000	19,431,545
Rio Tinto Alcan, Inc., 5.75%, 06/01/2035	446,000	466,477
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	12,122,335
4.50%, 03/15/2042 (Callable 09/15/2041)	9,150,000	7,755,223
5.45%, 10/01/2043 (Callable 04/01/2043)	16,560,000	15,451,963
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (Callable 09/30/2027)(a)	21,800,000	21,983,184
Royalty Pharma PLC, 5.20%, 09/25/2035 (Callable 06/25/2035)	41,050,000	40,671,795

	Par	Value
RPM International, Inc., 2.95%, 01/15/2032 (Callable 10/15/2031)	$8,050,000	$7,252,654
RTX Corp.
2.25%, 07/01/2030 (Callable 04/01/2030)	24,375,000	22,313,076
4.35%, 04/15/2047 (Callable 10/15/2046)	9,175,000	7,662,269
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	4,004,694
Ryder System, Inc.
5.65%, 03/01/2028 (Callable 02/01/2028)	14,110,000	14,357,562
5.25%, 06/01/2028 (Callable 05/01/2028)	12,000,000	12,153,370
4.90%, 12/01/2029 (Callable 11/01/2029)	15,000,000	15,136,019
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)	43,842,000	43,417,988
5.90%, 09/15/2037 (Callable 03/15/2037)	9,439,700	9,851,896
Salesforce, Inc., 4.65%, 03/15/2029 (Callable 02/15/2029)	83,200,000	83,156,892
Samarco Mineracao SA, 9.50% (or 5.00% PIK), 06/30/2031 (Callable 07/16/2026)(a)	5,850,290	5,881,098
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031)(a)	9,000,000	8,411,605
6.88%, 09/19/2033 (Callable 06/19/2033)(a)	19,600,000	21,280,073
SBA Communications Corp., 3.13%, 02/01/2029 (Callable 07/31/2026)	20,650,000	19,758,514
Shell Finance US, Inc., 4.13%, 05/11/2035	10,000,000	9,421,477
SK hynix, Inc., 5.50%, 01/16/2029(a)	12,850,000	13,114,978
SK Telecom Co. Ltd., 6.63%, 07/20/2027(a)	1,339,000	1,368,895
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	27,625,000	24,543,582
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	15,114,241
Smithfield Foods, Inc.
3.00%, 10/15/2030 (Callable 07/15/2030)(a)	10,000,000	9,175,604
2.63%, 09/13/2031 (Callable 06/13/2031)(a)	20,000,000	17,651,521
Smurfit Westrock Financing DAC, 5.42%, 01/15/2035 (Callable 10/15/2034)	10,000,000	10,120,737

The accompanying notes are an integral part of these financial statements.

78

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Solventum Corp., 5.60%, 03/23/2034 (Callable 12/23/2033)	$43,176,000	$44,188,233
Southern Copper Corp., 7.50%, 07/27/2035	5,000,000	5,764,505
Spectra Energy Partners LP, 4.50%, 03/15/2045 (Callable 09/15/2044)	12,000,000	10,145,820
Sprint Capital Corp., 6.88%, 11/15/2028	21,552,000	22,579,081
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,852,000	2,913,910
Steel Dynamics, Inc., 3.25%, 01/15/2031 (Callable 10/15/2030)	7,000,000	6,563,545
Stellantis Finance US, Inc.
5.63%, 01/12/2028 (Callable 12/12/2027)(a)	13,750,000	13,858,980
5.35%, 03/17/2028 (Callable 02/17/2028)(a)	5,193,000	5,205,683
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,366,575
Suntory Global Spirits, Inc., 6.63%, 07/15/2028	21,270,000	21,928,229
Syensqo Finance America LLC
5.65%, 06/04/2029 (Callable 05/04/2029)(a)	10,000,000	10,234,188
5.85%, 06/04/2034 (Callable 03/04/2034)(a)	13,000,000	13,277,627
Synopsys, Inc., 5.70%, 04/01/2055 (Callable 10/01/2054)	15,000,000	14,546,792
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	4,000,000	4,147,606
4.95%, 03/25/2036 (Callable 12/25/2035)	17,425,000	16,770,041
6.60%, 04/01/2050 (Callable 10/01/2049)	12,455,000	13,249,315
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	15,925,000	16,023,942
6.13%, 03/15/2033 (Callable 12/15/2032)	22,200,000	23,386,655
5.55%, 08/15/2035 (Callable 05/15/2035)	26,250,000	26,551,903
5.65%, 02/15/2036 (Callable 11/15/2035)	23,275,000	23,659,417
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	30,327,000	30,171,360
TD SYNNEX Corp.
1.75%, 08/09/2026 (Callable 07/11/2026)	34,843,000	34,739,487

	Par	Value
2.38%, 08/09/2028 (Callable 06/09/2028)	$15,992,000	$15,211,015
4.30%, 01/17/2029 (Callable 12/17/2028)	37,510,000	37,041,711
Telecom Italia Capital SA, 7.20%, 07/18/2036	1,373,000	1,503,924
Teledyne FLIR LLC, 2.50%, 08/01/2030 (Callable 05/01/2030)	7,000,000	6,406,265
Telefonica Emisiones SA
7.05%, 06/20/2036	7,495,000	8,285,954
4.67%, 03/06/2038	10,760,000	9,845,671
5.21%, 03/08/2047	29,380,000	26,080,154
4.90%, 03/06/2048	29,050,000	24,550,679
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	5,888,000	5,859,034
5.13%, 05/09/2029 (Callable 02/09/2029)	2,388,000	2,387,195
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	19,675,000	18,472,084
Time Warner Cable LLC
6.55%, 05/01/2037	893,000	885,211
7.30%, 07/01/2038	6,320,000	6,499,900
6.75%, 06/15/2039	2,767,000	2,708,320
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	6,550,000	6,517,613
4.13%, 04/01/2032 (Callable 01/01/2032)	9,185,000	8,702,987
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 07/11/2026)	10,350,000	10,005,989
3.88%, 04/15/2030 (Callable 01/15/2030)	119,330,000	115,627,836
2.55%, 02/15/2031 (Callable 11/15/2030)	20,000,000	18,147,139
3.50%, 04/15/2031 (Callable 07/11/2026)	7,000,000	6,605,630
4.38%, 04/15/2040 (Callable 10/15/2039)	24,900,000	21,962,356
5.65%, 01/15/2053 (Callable 07/15/2052)	13,250,000	12,433,730
3.60%, 11/15/2060 (Callable 05/15/2060)	19,700,000	12,751,269
Trane Technologies Financing Ltd., 5.25%, 03/03/2033 (Callable 12/03/2032)	12,300,000	12,561,818
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	8,400,000	8,919,264
7.63%, 01/15/2039	21,327,000	25,071,813
Transcontinental Gas Pipe Line Co. LLC
7.25%, 12/01/2026	3,500,000	3,539,484
4.60%, 03/15/2048 (Callable 09/15/2047)	5,150,000	4,381,546

The accompanying notes are an integral part of these financial statements.

79

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032 (Callable 12/15/2031)	$10,000,000	$8,965,839
5.15%, 02/15/2033 (Callable 12/15/2032)	23,150,000	22,735,985
TTX Co., 4.60%, 02/01/2049 (Callable 08/01/2048)(a)	8,325,000	7,241,164
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	10,000,000	9,007,196
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 07/31/2026)(a)	45,000,000	45,733,860
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	24,000,000	23,901,451
2.65%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,992,466
5.05%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,579,853
UPMC, 5.04%, 05/15/2033 (Callable 02/15/2033)	9,275,000	9,195,825
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	28,721,000	27,354,848
6.13%, 06/12/2033 (Callable 03/12/2033)	42,450,000	44,466,377
6.88%, 11/21/2036	45,621,000	50,794,102
6.40%, 06/28/2054 (Callable 12/28/2053)	28,550,000	29,135,275
Valero Energy Corp.
2.15%, 09/15/2027 (Callable 07/15/2027)	14,150,000	13,772,894
4.00%, 04/01/2029 (Callable 01/01/2029)	15,475,000	15,237,012
6.63%, 06/15/2037	2,100,000	2,307,794
Vallourec SACA, 7.50%, 04/15/2032 (Callable 04/15/2027)(a)	17,400,000	18,185,627
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	23,850,000	23,912,265
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	65,430,000	67,880,103
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	15,000,000	17,027,793
6.50%, 05/22/2035 (Callable 02/22/2035)(a)	20,000,000	21,208,380
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (Callable 02/15/2029)(a)	24,825,000	23,681,861

	Par	Value
6.25%, 01/15/2030 (Callable 10/15/2029)(a)	$40,200,000	$41,172,197
Verizon Communications, Inc.
2.55%, 03/21/2031 (Callable 12/21/2030)	4,430,000	4,021,629
2.36%, 03/15/2032 (Callable 12/15/2031)	5,650,000	4,937,132
4.50%, 08/10/2033	16,325,000	15,779,264
4.27%, 01/15/2036	17,148,000	15,790,944
5.25%, 03/16/2037	28,793,000	28,464,935
5.40%, 07/02/2037 (Callable 04/02/2037)	10,300,000	10,272,343
4.81%, 03/15/2039	37,323,000	34,709,675
2.65%, 11/20/2040 (Callable 05/20/2040)	10,000,000	7,066,440
3.40%, 03/22/2041 (Callable 09/22/2040)	4,250,000	3,284,877
5.75%, 11/30/2045 (Callable 05/30/2045)	5,000,000	4,860,106
4.86%, 08/21/2046	2,500,000	2,174,626
5.88%, 11/30/2055 (Callable 05/30/2055)	21,725,000	21,077,122
3.70%, 03/22/2061 (Callable 09/22/2060)	13,725,000	9,177,905
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	13,083,000	10,287,101
4.00%, 06/22/2050 (Callable 12/22/2049)	40,600,000	27,870,216
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	35,000,000	34,988,806
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/2028 (Callable 10/15/2027)(a)	16,749,000	16,632,348
Videotron Ltd.
3.63%, 06/15/2029 (Callable 07/31/2026)(a)	11,115,000	10,720,580
5.70%, 01/15/2035 (Callable 10/15/2034)(a)	24,000,000	24,074,026
Viper Energy Partners LLC, 4.90%, 08/01/2030 (Callable 07/01/2030)	5,000,000	4,983,393
Vodafone Group PLC
7.88%, 02/15/2030	301,000	332,041
5.75%, 02/10/2063 (Callable 08/10/2062)	5,000,000	4,632,716
Volkswagen Group of America Finance LLC
5.05%, 03/27/2028 (Callable 02/27/2028)(a)	20,900,000	20,988,233
4.55%, 09/11/2028 (Callable 08/11/2028)(a)	14,900,000	14,806,677
6.20%, 11/16/2028 (Callable 10/16/2028)(a)	30,000,000	30,837,333

The accompanying notes are an integral part of these financial statements.

80

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	$12,921,000	$12,408,744
2.95%, 04/01/2031 (Callable 01/01/2031)	12,931,000	11,719,502
VSP Optical Group, Inc., 5.65%, 06/01/2036 (Callable 03/01/2036)(a)	11,100,000	11,152,410
Vulcan Materials Co., 4.70%, 03/01/2048 (Callable 09/01/2047)	3,446,000	3,012,090
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030)(a)	45,000,000	45,396,936
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029)(e)	10,500,000	10,171,634
7.25%, 04/01/2030 (Callable 04/01/2027)(a)	12,276,000	12,870,969
6.15%, 04/01/2033 (Callable 01/01/2033)	4,550,000	4,745,731
5.45%, 11/15/2034 (Callable 08/15/2034)	20,000,000	19,893,086
5.50%, 12/15/2035 (Callable 09/15/2035)	15,325,000	15,163,371
5.70%, 07/01/2036 (Callable 04/01/2036)	17,800,000	17,832,027
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	28,315,000	28,206,054
4.70%, 09/15/2028 (Callable 06/15/2028)(e)	4,739,000	4,742,080
WestRock MWV LLC, 8.20%, 01/15/2030	7,963,000	8,825,717
Whistler Pipeline LLC
5.40%, 09/30/2029 (Callable 08/30/2029)(a)	10,000,000	10,142,559
5.70%, 09/30/2031 (Callable 07/30/2031)(a)	13,775,000	14,127,320
5.95%, 09/30/2034 (Callable 06/30/2034)(a)	7,395,000	7,569,465
Williams Cos., Inc.
7.75%, 06/15/2031	3,400,000	3,822,036
8.75%, 03/15/2032(e)	5,750,000	6,807,012
5.15%, 03/15/2036 (Callable 12/15/2035)	8,417,000	8,272,760
4.85%, 03/01/2048 (Callable 09/01/2047)	7,000,000	6,069,919
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028)(a)	36,118,000	35,902,675
5.40%, 05/19/2030 (Callable 04/19/2030)	6,362,000	6,466,061

	Par	Value
5.10%, 09/12/2034 (Callable 06/12/2034)	$26,000,000	$25,560,048
WSP Global, Inc.
5.04%, 09/18/2031 (Callable 08/18/2031)(a)	43,875,000	43,563,723
5.71%, 09/18/2036 (Callable 06/18/2036)(a)	47,000,000	46,475,178
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034 (Callable 06/15/2034)	30,000,000	30,011,225
5.75%, 11/30/2039	11,967,000	12,097,507
		10,860,834,078
Utilities - 1.6%
Alliant Energy Finance LLC, 4.25%, 06/15/2028 (Callable 03/15/2028)(a)	10,083,000	9,998,300
Ameren Corp.
3.50%, 01/15/2031 (Callable 10/15/2030)	20,000,000	18,954,569
5.38%, 03/15/2035 (Callable 12/15/2034)	41,650,000	42,126,942
American Electric Power Co., Inc., 3.25%, 03/01/2050 (Callable 09/01/2049)	10,175,000	6,875,454
Arizona Public Service Co., 5.10%, 03/15/2036 (Callable 12/15/2035)	18,925,000	18,617,432
Basin Electric Power Cooperative, 5.85%, 10/15/2055 (Callable 04/15/2055)	11,225,000	10,983,481
Berkshire Hathaway Energy Co.
3.70%, 07/15/2030 (Callable 04/15/2030)	18,425,000	17,801,667
2.85%, 05/15/2051 (Callable 11/15/2050)	13,675,000	8,335,856
4.60%, 05/01/2053 (Callable 11/01/2052)	21,825,000	18,197,451
Commonwealth Edison Co., 3.85%, 03/15/2052 (Callable 09/15/2051)	6,050,000	4,480,563
Constellation Energy Generation LLC
5.60%, 03/01/2028 (Callable 02/01/2028)	12,600,000	12,796,968
5.80%, 03/01/2033 (Callable 12/01/2032)	5,000,000	5,218,320
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,400,000	6,739,636
Dominion Energy, Inc., 3.38%, 04/01/2030 (Callable 01/01/2030)	10,000,000	9,546,564
DTE Electric Co., 5.40%, 04/01/2053 (Callable 10/01/2052)	9,375,000	8,991,402

The accompanying notes are an integral part of these financial statements.

81

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	$19,000,000	$19,079,220
5.10%, 03/01/2029 (Callable 02/01/2029)	12,500,000	12,641,670
Duke Energy Corp.
3.50%, 06/15/2051 (Callable 12/15/2050)	4,495,000	3,065,148
6.10%, 09/15/2053 (Callable 03/15/2053)	13,600,000	13,835,156
5.80%, 06/15/2054 (Callable 12/15/2053)	7,100,000	6,918,735
Duke Energy Indiana LLC, 5.40%, 04/01/2053 (Callable 10/01/2052)	7,000,000	6,573,205
Duke Energy Ohio, Inc., 5.25%, 04/01/2033 (Callable 01/01/2033)	5,000,000	5,089,071
Duke Energy Progress LLC, 4.00%, 04/01/2052 (Callable 10/01/2051)	9,600,000	7,340,562
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (Callable 05/01/2027)(a)	5,350,000	5,288,377
2.53%, 10/01/2030 (Callable 07/01/2030)(a)	2,550,000	2,284,429
2.78%, 01/07/2032 (Callable 10/07/2031)(a)	2,810,000	2,474,753
ENEL Finance International NV
3.50%, 04/06/2028(a)	8,000,000	7,849,386
5.00%, 09/30/2035 (Callable 06/30/2035)(a)	17,350,000	16,852,046
6.80%, 09/15/2037(a)	8,440,000	9,295,165
4.75%, 05/25/2047(a)	66,700,000	56,129,359
7.75%, 10/14/2052 (Callable 04/14/2052)(a)	10,000,000	11,988,917
Engie SA, 5.88%, 04/10/2054 (Callable 10/10/2053)(a)	6,300,000	6,237,822
Essential Utilities, Inc.
2.70%, 04/15/2030 (Callable 01/15/2030)	14,100,000	13,071,274
5.25%, 08/15/2035 (Callable 05/15/2035)	10,000,000	9,984,434
Evergy Missouri West, Inc.
5.65%, 06/01/2034 (Callable 03/01/2034)(a)	13,700,000	13,958,757
5.25%, 12/15/2035 (Callable 09/15/2035)(a)	15,000,000	14,906,252
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	9,925,000	8,756,631
Exelon Corp.
4.05%, 04/15/2030 (Callable 01/15/2030)	8,900,000	8,686,817

	Par	Value
4.95%, 06/15/2035 (Callable 12/15/2034)	$3,500,000	$3,401,517
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,828,942
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	28,100,000	27,842,840
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,870,769
3.40%, 03/01/2050 (Callable 09/01/2049)	15,000,000	10,210,612
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (Callable 03/01/2028)(a)	8,125,000	8,204,697
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028)(a)	10,000,000	9,603,883
Interstate Power and Light Co., 2.30%, 06/01/2030 (Callable 03/01/2030)	9,350,000	8,567,856
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	25,581,000	25,167,192
2.95%, 05/14/2030 (Callable 02/14/2030)(a)	10,000,000	9,327,456
5.65%, 05/09/2034 (Callable 02/09/2034)(a)	7,000,000	7,174,481
5.50%, 04/15/2036 (Callable 01/15/2036)(a)	15,000,000	15,209,349
KeySpan Corp., 8.00%, 11/15/2030	6,500,000	7,262,544
Liberty Utilities Co.
5.58%, 01/31/2029 (Callable 12/31/2028)(a)	11,350,000	11,564,756
5.10%, 05/15/2031 (Callable 04/15/2031)(a)	33,300,000	33,219,989
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030)(a)	10,000,000	8,954,809
Massachusetts Electric Co., 5.87%, 02/26/2054 (Callable 08/26/2053)(a)	10,000,000	9,855,815
MidAmerican Energy Co., 5.85%, 09/15/2054 (Callable 03/15/2054)	9,850,000	9,987,444
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	10,000,000	10,178,262
5.42%, 01/11/2034 (Callable 10/11/2033)	12,410,000	12,584,941
5.41%, 06/09/2036 (Callable 03/09/2036)	10,000,000	9,957,089
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	4,659,000	5,373,449

The accompanying notes are an integral part of these financial statements.

82

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Niagara Mohawk Power Corp.
5.66%, 01/17/2054 (Callable 07/17/2053)(a)	$7,000,000	$6,655,817
6.00%, 07/03/2055 (Callable 01/03/2055)(a)	9,875,000	9,819,476
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,233,052
3.60%, 05/01/2030 (Callable 02/01/2030)	7,035,000	6,752,539
5.35%, 04/01/2034 (Callable 01/01/2034)	13,475,000	13,733,161
5.25%, 02/15/2043 (Callable 08/15/2042)	5,779,000	5,436,946
3.95%, 03/30/2048 (Callable 09/30/2047)	11,750,000	8,973,402
5.85%, 04/01/2055 (Callable 10/01/2054)	11,700,000	11,601,711
NorthWestern Corp., 5.07%, 03/21/2030 (Callable 02/21/2030)(a)	7,325,000	7,392,406
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	5,550,000	5,386,705
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,866,189
PSEG Power LLC, 5.20%, 05/15/2030 (Callable 04/15/2030)(a)	14,700,000	14,865,916
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053)(a)	20,000,000	20,257,703
Southern Co.
5.70%, 10/15/2032 (Callable 04/15/2032)	7,000,000	7,277,759
4.25%, 07/01/2036 (Callable 01/01/2036)	5,525,000	5,103,986
Southern Co. Gas Capital Corp.
5.15%, 09/15/2032 (Callable 03/15/2032)	17,100,000	17,333,420
3.15%, 09/30/2051 (Callable 03/30/2051)	7,850,000	5,161,355
Southwestern Electric Power Co., 5.20%, 04/01/2036 (Callable 01/01/2036)	13,175,000	13,001,044
Southwestern Public Service Co., 5.88%, 08/15/2056 (Callable 02/15/2056)	22,000,000	21,859,930
Tucson Electric Power Co., 5.50%, 04/15/2053 (Callable 10/15/2052)	5,400,000	5,157,633
Vistra Operations Co. LLC, 5.35%, 01/31/2036 (Callable 10/31/2035)(a)	11,000,000	10,779,986

	Par	Value
Xcel Energy, Inc., 3.40%, 06/01/2030 (Callable 12/01/2029)	$15,000,000	$14,257,622
		948,228,241
TOTAL CORPORATE BONDS (Cost $23,119,586,096)		22,535,209,126
U.S. TREASURY SECURITIES - 30.5%
United States Treasury Note/Bond
3.63%, 08/15/2028	511,250,000	505,658,203
3.50%, 03/15/2029	1,351,450,000	1,328,697,069
2.38%, 03/31/2029	888,375,000	847,426,465
4.63%, 04/30/2029	464,125,000	469,672,742
2.75%, 05/31/2029	246,175,000	236,722,264
4.13%, 06/15/2029	145,000,000	144,926,368
3.50%, 09/30/2029	740,975,000	725,923,945
3.88%, 12/31/2029	104,800,000	103,768,375
1.88%, 02/15/2032	693,375,000	611,659,675
2.88%, 05/15/2032	629,150,000	584,101,879
4.00%, 06/30/2032	1,167,775,000	1,151,490,016
3.50%, 02/15/2033	285,600,000	272,491,406
4.25%, 03/31/2033	819,925,000	817,362,734
3.38%, 05/15/2033	660,900,000	624,214,888
4.13%, 02/15/2036	4,250,000	4,146,406
1.13%, 08/15/2040	751,575,000	470,732,557
1.38%, 11/15/2040	759,825,000	491,185,308
2.25%, 05/15/2041	662,400,000	482,879,253
1.75%, 08/15/2041	858,350,000	575,295,680
2.00%, 11/15/2041	500,675,000	346,736,994
2.38%, 02/15/2042	1,065,150,000	776,810,572
3.38%, 08/15/2042	824,700,000	688,141,275
3.88%, 02/15/2043	256,500,000	227,273,028
2.88%, 05/15/2043	1,053,870,000	808,845,225
3.88%, 05/15/2043	439,700,000	388,636,403
4.63%, 05/15/2044	440,250,000	425,305,577
2.50%, 02/15/2045	677,525,000	475,167,334
4.63%, 11/15/2045	799,075,000	767,486,566
2.88%, 05/15/2049	546,250,000	387,944,188
2.38%, 05/15/2051	851,275,000	532,379,400
2.88%, 05/15/2052	851,625,000	589,118,245
4.25%, 02/15/2054	825,950,000	736,966,789
5.00%, 05/15/2056	50,050,000	50,816,391
TOTAL U.S. TREASURY SECURITIES (Cost $18,613,969,952)		17,649,983,220
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 17.2%
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	995,229	985,427
Pool A90316, 4.50%, 12/01/2039	4,528,911	4,484,303

The accompanying notes are an integral part of these financial statements.

83

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool A91387, 5.00%, 03/01/2040	$216,749	$218,853
Pool A93996, 4.50%, 09/01/2040	705,244	698,295
Pool A96413, 4.00%, 01/01/2041	6,625,685	6,435,611
Pool A97620, 4.50%, 03/01/2041	511,368	506,329
Pool C00785, 6.50%, 06/01/2029	14,031	14,535
Pool C03490, 4.50%, 08/01/2040	218,783	216,627
Pool C03829, 4.00%, 03/01/2042	2,075,072	2,014,573
Pool C09004, 3.50%, 07/01/2042	2,789,666	2,608,496
Pool C09013, 3.00%, 09/01/2042	6,161,357	5,593,832
Pool C09015, 3.00%, 10/01/2042	1,868,345	1,693,565
Pool C09028, 3.50%, 01/01/2043	5,644,341	5,268,071
Pool C91430, 3.00%, 03/01/2032	512,144	493,038
Pool C91484, 3.00%, 08/01/2032	3,511,333	3,389,408
Pool C91557, 3.00%, 09/01/2032	23,434,275	22,590,146
Pool C91619, 3.00%, 04/01/2033	492,458	471,420
Pool C91922, 3.50%, 03/01/2037	1,888,293	1,805,708
Pool C91923, 4.00%, 03/01/2037	1,050,321	1,024,080
Pool G01916, 5.00%, 09/01/2035	2,527,971	2,552,420
Pool G04834, 5.00%, 03/01/2036	1,072,826	1,083,204
Pool G05364, 5.00%, 08/01/2033	1,149,705	1,153,067
Pool G06959, 3.50%, 10/01/2041	2,118,446	1,989,145
Pool G07304, 3.50%, 12/01/2042	3,213,085	3,005,422
Pool G07477, 4.00%, 01/01/2041	3,407,414	3,309,664
Pool G07530, 3.50%, 05/01/2043	3,997,015	3,743,892
Pool G07801, 4.00%, 10/01/2044	2,869,779	2,758,052
Pool G07849, 3.50%, 05/01/2044	13,688,233	12,778,620
Pool G07995, 5.50%, 01/01/2039	2,446,293	2,481,535

	Par	Value
Pool G08105, 5.50%, 01/01/2036	$44,029	$45,355
Pool G08168, 6.00%, 12/01/2036	38,787	40,738
Pool G08269, 5.50%, 05/01/2038	132,847	136,332
Pool G08372, 4.50%, 11/01/2039	819,264	811,195
Pool G08518, 3.00%, 02/01/2043	975,266	884,421
Pool G08528, 3.00%, 04/01/2043	2,497,131	2,262,707
Pool G08534, 3.00%, 06/01/2043	21,343,990	19,324,760
Pool G08540, 3.00%, 08/01/2043	1,665,735	1,506,941
Pool G08595, 4.00%, 07/01/2044	951,948	911,989
Pool G08609, 3.50%, 10/01/2044	16,050,664	14,942,096
Pool G08622, 3.00%, 01/01/2045	5,882,750	5,291,308
Pool G08672, 4.00%, 10/01/2045	1,422,245	1,358,855
Pool G08677, 4.00%, 11/01/2045	3,155,558	3,014,261
Pool G08681, 3.50%, 12/01/2045	2,437,349	2,266,819
Pool G08694, 4.00%, 02/01/2046	4,136,508	3,916,306
Pool G08706, 3.50%, 05/01/2046	1,829,625	1,698,294
Pool G08721, 3.00%, 09/01/2046	36,617,400	32,834,377
Pool G08741, 3.00%, 01/01/2047	30,352,959	27,156,327
Pool G08759, 4.50%, 04/01/2047	8,305,426	8,129,206
Pool G08780, 4.00%, 09/01/2047	4,725,234	4,489,187
Pool G30974, 3.50%, 01/01/2034	3,196,329	3,110,397
Pool G60038, 3.50%, 01/01/2044	3,224,900	3,012,604
Pool G60039, 3.00%, 04/01/2043	5,696,034	5,167,524
Pool G60181, 4.50%, 01/01/2045	8,980,951	8,819,254
Pool G60365, 5.00%, 02/01/2038	564,957	566,840
Pool G60393, 3.50%, 01/01/2046	9,737,909	9,064,188
Pool G60551, 4.00%, 04/01/2046	2,908,400	2,774,878
Pool G60602, 3.50%, 11/01/2043	2,093,556	1,957,919

The accompanying notes are an integral part of these financial statements.

84

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool G60722, 3.00%, 10/01/2046	$22,868,845	$20,532,335
Pool G60774, 3.00%, 10/01/2045	11,734,789	10,628,905
Pool G60932, 3.50%, 02/01/2044	9,948,960	9,294,012
Pool G60988, 3.00%, 05/01/2047	20,974,617	18,830,573
Pool G60994, 3.50%, 01/01/2045	9,206,469	8,600,409
Pool G61581, 4.00%, 08/01/2048	7,785,143	7,396,211
Pool G67700, 3.50%, 08/01/2046	10,503,123	9,713,840
Pool G67701, 3.00%, 10/01/2046	37,264,721	33,530,832
Pool G67702, 4.00%, 01/01/2047	17,257,826	16,485,083
Pool Q08998, 3.50%, 06/01/2042	1,205,179	1,127,855
Pool Q10378, 3.00%, 08/01/2042	4,303,567	3,906,318
Pool Q13205, 3.00%, 11/01/2042	14,531,499	13,190,862
Pool Q14875, 3.00%, 01/01/2043	7,233,162	6,566,200
Pool Q16902, 4.00%, 04/01/2043	7,223,985	6,961,837
Pool Q17640, 3.00%, 04/01/2043	2,002,798	1,817,690
Pool Q28765, 4.00%, 05/01/2044	5,480,971	5,292,308
Pool Q45864, 3.00%, 02/01/2047	13,639,123	12,180,632
Pool QB5689, 2.50%, 11/01/2050	17,339,196	14,795,569
Pool QC3874, 2.50%, 07/01/2051	26,172,176	22,356,616
Pool QC6017, 2.50%, 08/01/2051	13,539,600	11,635,013
Pool QC7500, 3.00%, 09/01/2051	12,449,822	11,092,370
Pool QC9160, 3.00%, 10/01/2051	8,631,171	7,603,955
Pool QD0744, 2.50%, 11/01/2051	7,205,809	6,154,137
Pool QN6719, 1.50%, 06/01/2036	25,972,938	23,228,434
Pool RA4375, 2.50%, 02/01/2051	32,280,810	27,596,877
Pool RA4562, 2.50%, 02/01/2051	16,991,804	14,532,549
Pool RA4637, 2.50%, 02/01/2051	46,392,548	39,597,367

	Par	Value
Pool RA7679, 5.00%, 07/01/2052	$72,013,562	$71,514,763
Pool RA9269, 5.50%, 06/01/2053	85,457,030	86,420,177
Pool RB5086, 2.50%, 11/01/2040	45,565,627	40,712,361
Pool RB5089, 1.50%, 12/01/2040	35,372,041	29,853,748
Pool RB5090, 2.00%, 12/01/2040	64,488,298	56,204,362
Pool RB5095, 2.00%, 01/01/2041	9,312,248	8,111,011
Pool RB5105, 2.00%, 03/01/2041	41,492,291	36,089,709
Pool RB5131, 2.00%, 10/01/2041	11,032,769	9,537,829
Pool RB5145, 2.00%, 02/01/2042	36,682,912	31,633,190
Pool RC1703, 1.50%, 01/01/2036	19,403,307	17,528,078
Pool SB0743, 3.00%, 01/01/2034	21,783,585	20,976,403
Pool SB0794, 1.50%, 06/01/2036	12,945,973	11,618,448
Pool SB0967, 2.00%, 01/01/2037	21,711,500	19,906,443
Pool SB1138, 1.50%, 06/01/2036	18,630,234	16,725,602
Pool SB8088, 1.50%, 02/01/2036	26,044,135	23,293,418
Pool SB8500, 2.50%, 07/01/2035	3,293,869	3,085,406
Pool SC0052, 3.00%, 02/01/2040	6,808,912	6,255,580
Pool SC0208, 2.00%, 11/01/2041	57,078,275	49,463,309
Pool SC0242, 2.50%, 02/01/2042	8,573,952	7,635,738
Pool SC0392, 4.00%, 06/01/2038	35,436,557	34,652,611
Pool SC0526, 2.00%, 05/01/2042	124,923,156	108,621,662
Pool SD0295, 3.00%, 02/01/2049	30,616,439	27,578,453
Pool SD0580, 3.00%, 04/01/2051	25,567,963	22,484,110
Pool SD0614, 2.50%, 05/01/2051	31,180,051	26,503,952
Pool SD0649, 2.50%, 06/01/2051	12,997,271	11,052,709
Pool SD2039, 6.00%, 01/01/2053	83,522,027	86,715,184
Pool SD2164, 5.50%, 01/01/2053	78,350,139	79,704,079
Pool SD2176, 6.00%, 01/01/2053	25,791,471	26,928,007

The accompanying notes are an integral part of these financial statements.

85

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool SD2230, 2.00%, 08/01/2051	$40,492,210	$32,660,557
Pool SD2903, 2.00%, 03/01/2051	179,774,551	145,211,238
Pool SD3431, 5.50%, 06/01/2053	36,931,201	37,387,216
Pool SD3595, 6.00%, 08/01/2053	18,539,057	19,369,071
Pool SD3860, 6.50%, 09/01/2053	30,433,895	31,833,844
Pool SD3906, 6.00%, 10/01/2053	57,132,239	59,159,742
Pool SD4316, 4.00%, 06/01/2046	94,857,769	90,764,052
Pool SD4957, 2.00%, 03/01/2051	34,929,607	28,226,547
Pool SD5594, 5.50%, 07/01/2053	19,370,903	19,558,383
Pool SD6026, 3.50%, 03/01/2050	24,692,240	22,734,078
Pool SD6407, 3.00%, 01/01/2050	23,769,064	21,373,431
Pool SD7507, 3.00%, 11/01/2049	34,256,376	30,569,108
Pool SD7516, 4.00%, 05/01/2050	55,982,713	52,928,494
Pool SD7525, 2.50%, 10/01/2050	6,590,171	5,642,349
Pool SD7526, 2.50%, 10/01/2050	6,854,060	5,851,813
Pool SD7538, 2.00%, 04/01/2051	57,857,560	47,586,420
Pool SD7541, 2.00%, 05/01/2051	25,171,558	20,585,636
Pool SD7548, 2.50%, 11/01/2051	104,266,987	88,866,295
Pool SD7553, 3.00%, 03/01/2052	94,293,051	83,754,547
Pool SD7555, 3.00%, 08/01/2052	71,338,215	63,342,288
Pool SD8316, 5.50%, 04/01/2053	119,151,327	120,122,277
Pool SD8331, 5.50%, 06/01/2053	31,160,342	31,479,523
Pool SD8372, 5.50%, 11/01/2053	45,228,480	45,640,678
Pool SF5020, 3.50%, 01/01/2047	18,369,390	17,146,305
Pool SI2074, 2.00%, 09/01/2050	42,531,376	34,378,522
Pool SI2076, 2.00%, 09/01/2050	27,376,165	22,116,906
Pool SI2077, 2.00%, 09/01/2050	13,836,865	11,187,340

	Par	Value
Pool SL3351, 3.50%, 11/01/2047	$18,657,972	$17,278,916
Pool SL4869, 3.50%, 06/01/2049	87,368,720	80,791,216
Pool Z40130, 3.00%, 01/01/2046	30,849,687	28,090,503
Pool ZA2494, 3.50%, 02/01/2038	21,116,574	20,066,265
Pool ZL3014, 3.50%, 04/01/2042	8,127,771	7,550,402
Pool ZL3549, 3.50%, 08/01/2042	18,577,610	17,341,059
Pool ZL3711, 3.50%, 09/01/2042	27,369,260	25,560,385
Pool ZL4646, 3.00%, 01/01/2043	9,844,890	8,916,890
Pool ZM2285, 3.00%, 12/01/2046	11,009,451	9,836,943
Pool ZM8767, 4.50%, 10/01/2048	6,117,980	5,958,812
Pool ZS4693, 3.00%, 12/01/2046	21,229,119	18,917,169
Pool ZS4703, 3.00%, 02/01/2047	9,989,586	8,933,557
Pool ZS4724, 4.50%, 06/01/2047	54,067,953	52,843,580
Pool ZS4732, 4.50%, 08/01/2047	13,631,941	13,319,713
Pool ZS7942, 3.00%, 02/01/2033	13,078,758	12,610,549
Pool ZS8577, 2.50%, 08/01/2030	37,748,310	36,450,680
Pool ZT0531, 3.50%, 04/01/2047	34,679,188	32,166,765
Pool ZT1257, 3.00%, 01/01/2046	39,120,862	35,578,635
Pool ZT2262, 3.00%, 06/01/2048	29,108,173	25,618,371
Pool ZT2407, 3.50%, 03/01/2043	27,000,625	25,386,943
Federal National Mortgage Association
Pool 254903, 5.00%, 10/01/2033	3,901,178	3,909,052
Pool 254949, 5.00%, 11/01/2033	10,074	10,095
Pool 257203, 5.00%, 05/01/2028	13,358	13,374
Pool 555285, 6.00%, 03/01/2033	8,572	8,771
Pool 725025, 4.50%, 10/01/2033	3,093,870	3,037,981
Pool 725425, 5.50%, 04/01/2034	1,341,972	1,356,793
Pool 725773, 5.50%, 09/01/2034	54,055	54,686

The accompanying notes are an integral part of these financial statements.

86

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool 735060, 6.00%, 11/01/2034	$28,866	$29,594
Pool 735228, 5.50%, 02/01/2035	127,484	129,057
Pool 735676, 5.00%, 07/01/2035	1,056,213	1,054,906
Pool 735925, 5.00%, 10/01/2035	553,795	558,468
Pool 745275, 5.00%, 02/01/2036	787,435	794,080
Pool 745946, 5.50%, 11/01/2036	56,323	57,950
Pool 890355, 3.50%, 09/01/2041	4,892,519	4,586,236
Pool AB0524, 4.00%, 04/01/2039	2,726,427	2,647,672
Pool AB1614, 4.00%, 10/01/2040	8,759,324	8,501,794
Pool AB3745, 4.00%, 10/01/2041	1,741,455	1,682,969
Pool AB6496, 3.00%, 10/01/2042	7,452,326	6,756,577
Pool AB8612, 3.00%, 03/01/2043	11,360,903	10,269,440
Pool AC5442, 4.50%, 11/01/2039	46,925	46,405
Pool AD0249, 5.50%, 04/01/2037	317,653	320,940
Pool AD8522, 4.00%, 08/01/2040	356,347	345,871
Pool AE0828, 3.50%, 02/01/2041	3,477,076	3,260,854
Pool AH0936, 3.50%, 12/01/2040	2,017,559	1,892,727
Pool AI7784, 4.50%, 07/01/2041	2,091,975	2,068,801
Pool AJ1407, 4.00%, 09/01/2041	465,472	449,191
Pool AJ7689, 4 .00%, 12/01/2041	2,110,871	2,037,040
Pool AK2400, 4.00%, 02/01/2042	11,463,626	11,055,530
Pool AL0160, 4.50%, 05/01/2041	1,887,467	1,863,002
Pool AL3069, 3.00%, 02/01/2043	10,608,244	9,617,831
Pool AL5097, 4.50%, 09/01/2043	3,100,591	3,050,937
Pool AL6340, 5.00%, 06/01/2039	2,547,736	2,540,760
Pool AL7521, 5.00%, 06/01/2039	3,454,334	3,449,828
Pool AL7822, 4.00%, 07/01/2043	8,193,755	7,898,667

	Par	Value
Pool AL7954, 5.00%, 07/01/2041	$2,904,754	$2,896,316
Pool AL8819, 3.50%, 10/01/2043	15,949,748	14,861,509
Pool AL9043, 3.50%, 09/01/2046	3,318,915	3,083,580
Pool AL9555, 4.00%, 02/01/2045	4,828,552	4,661,902
Pool AL9633, 3.00%, 11/01/2043	8,329,084	7,552,682
Pool AL9764, 4.50%, 02/01/2046	8,327,468	8,235,228
Pool AO2970, 3.00%, 05/01/2042	2,076,413	1,882,245
Pool AO8044, 3.50%, 07/01/2042	29,860,734	27,915,216
Pool AP0489, 3.50%, 08/01/2042	2,220,194	2,075,883
Pool AR9195, 3.00%, 03/01/2043	2,323,448	2,106,131
Pool AS0303, 3.00%, 08/01/2043	1,649,232	1,489,589
Pool AS4257, 4.00%, 01/01/2045	1,826,060	1,744,794
Pool AS5831, 4.00%, 09/01/2045	1,392,029	1,329,209
Pool AS6013, 4.00%, 10/01/2045	1,762,983	1,682,328
Pool AS6227, 4.00%, 11/01/2045	6,782,393	6,431,487
Pool AS7150, 3.00%, 05/01/2046	5,172,017	4,650,764
Pool AS7244, 3.50%, 05/01/2046	8,863,346	8,223,852
Pool AS7540, 3.00%, 07/01/2046	12,276,395	10,994,451
Pool AS8073, 2.50%, 10/01/2046	10,080,648	8,626,454
Pool AS8470, 3.00%, 12/01/2046	10,452,688	9,393,633
Pool AS9917, 4.00%, 07/01/2047	27,760,433	26,407,771
Pool AT2721, 3.00%, 05/01/2043	11,401,906	10,331,306
Pool AT2725, 3.00%, 05/01/2043	5,680,054	5,140,523
Pool AT5900, 3.00%, 06/01/2043	2,352,495	2,128,190
Pool AU1628, 3.00%, 07/01/2043	987,394	893,968
Pool AU8844, 4.00%, 11/01/2043	3,177,314	3,058,240
Pool AW8165, 4.00%, 01/01/2042	2,709,023	2,621,816
Pool AX5316, 4.50%, 01/01/2042	3,239,748	3,203,863

The accompanying notes are an integral part of these financial statements.

87

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool AY3374, 3.50%, 04/01/2045	$8,007,877	$7,444,729
Pool AZ7903, 4.00%, 06/01/2041	3,562,571	3,449,543
Pool AZ9565, 3.50%, 12/01/2045	8,919,934	8,292,568
Pool BC1445, 3.00%, 07/01/2046	3,600,139	3,233,379
Pool BE5069, 3.00%, 11/01/2046	7,814,140	7,035,541
Pool BF0212, 4.50%, 02/01/2041	14,027,161	13,866,108
Pool BF0231, 3.00%, 04/01/2042	17,257,046	16,175,297
Pool BF0241, 3.50%, 05/01/2052	34,530,268	31,694,588
Pool BF0345, 3.00%, 10/01/2043	32,092,600	29,682,343
Pool BF0386, 3.00%, 02/01/2049	9,038,610	8,067,192
Pool BF0414, 3.00%, 11/01/2059	35,180,881	30,344,880
Pool BF0500, 3.00%, 12/01/2054	74,545,412	65,601,451
Pool BF0546, 2.50%, 07/01/2061	7,615,667	6,221,620
Pool BF0617, 2.50%, 03/01/2062	37,230,975	30,415,587
Pool BF0656, 4.00%, 06/01/2062	62,894,675	58,055,555
Pool BH2594, 3.50%, 08/01/2047	3,717,982	3,437,194
Pool BH4101, 3.50%, 10/01/2047	3,680,195	3,399,208
Pool BH7071, 4.50%, 12/01/2047	1,721,315	1,671,693
Pool BH9277, 3.50%, 02/01/2048	17,806,361	16,417,355
Pool BM1031, 3.00%, 09/01/2043	28,884,901	26,172,854
Pool BM1066, 4.00%, 02/01/2047	1,793,286	1,710,499
Pool BM1428, 3.50%, 09/01/2043	13,815,009	12,869,577
Pool BM1753, 4.00%, 05/01/2037	9,440,119	9,175,368
Pool BM2003, 4.00%, 10/01/2047	9,144,903	8,685,836
Pool BM2005, 4.00%, 12/01/2047	11,284,900	10,707,897
Pool BM2007, 4.00%, 09/01/2048	2,434,360	2,309,868
Pool BM3108, 4.50%, 08/01/2046	6,314,904	6,187,946

	Par	Value
Pool BM3286, 4.50%, 11/01/2047	$3,053,031	$3,001,997
Pool BM3972, 2.50%, 04/01/2038	15,488,512	14,283,897
Pool BM3974, 4.00%, 05/01/2038	5,813,450	5,653,349
Pool BM4148, 4.00%, 07/01/2048	9,430,528	9,002,993
Pool BM4746, 3.50%, 02/01/2044	27,308,383	25,490,643
Pool BM4973, 3.50%, 05/01/2043	11,842,345	11,061,502
Pool BM5136, 4.00%, 06/01/2046	33,163,960	31,474,239
Pool BM5460, 3.50%, 01/01/2035	11,876,974	11,523,900
Pool BM5478, 4.50%, 01/01/2049	6,169,652	6,028,339
Pool BM5538, 5.00%, 11/01/2048	11,195,890	11,221,792
Pool BM5628, 4.50%, 11/01/2048	9,002,788	8,792,849
Pool BM5784, 3.50%, 05/01/2047	736,400	682,159
Pool BM5787, 4.00%, 08/01/2047	13,794,800	13,126,494
Pool BM5803, 4.50%, 04/01/2039	7,000,998	6,924,101
Pool BM5900, 3.00%, 11/01/2046	15,349,998	13,892,013
Pool BM6825, 3.50%, 06/01/2045	7,853,946	7,331,103
Pool BM7089, 3.00%, 02/01/2052	66,223,811	58,282,036
Pool BQ3361, 2.00%, 09/01/2050	34,378,909	27,818,539
Pool BQ9497, 3.00%, 11/01/2050	4,426,390	3,946,355
Pool BT6883, 2.00%, 09/01/2051	9,815,168	8,024,811
Pool BV1743, 6.00%, 06/01/2055	44,279,998	45,768,472
Pool CA1009, 4.00%, 01/01/2048	37,945,427	36,005,150
Pool CA4447, 2.50%, 11/01/2034	8,585,717	8,086,452
Pool CA4509, 2.50%, 11/01/2034	7,065,212	6,647,450
Pool CA5146, 3.00%, 02/01/2050	55,322,596	49,334,600
Pool CA5964, 2.00%, 06/01/2040	29,919,444	26,087,615
Pool CA6256, 2.50%, 07/01/2050	77,948,433	66,550,773
Pool CA6307, 2.50%, 07/01/2050	26,589,476	22,468,562

The accompanying notes are an integral part of these financial statements.

88

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool CA6308, 3.00%, 07/01/2050	$38,863,692	$34,915,203
Pool CA7604, 3.00%, 11/01/2050	49,944,256	44,817,020
Pool CA8230, 2.50%, 12/01/2050	61,363,898	52,361,616
Pool CB1806, 2.50%, 10/01/2051	30,007,932	25,669,760
Pool CB2162, 3.00%, 11/01/2051	83,809,426	74,423,259
Pool CB2345, 2.00%, 12/01/2051	19,872,775	16,273,072
Pool CB4135, 5.00%, 07/01/2052	84,781,233	83,980,548
Pool CB4140, 5.00%, 07/01/2052	53,783,233	53,367,389
Pool CB5025, 5.50%, 11/01/2052	36,695,821	37,368,262
Pool CB7443, 6.00%, 11/01/2053	42,812,210	44,073,784
Pool CB9813, 6.00%, 01/01/2055	34,746,470	35,991,020
Pool CB9991, 6.00%, 02/01/2055	62,315,059	64,497,522
Pool FA0109, 3.50%, 10/01/2051	112,274,366	103,258,920
Pool FA0188, 1.50%, 08/01/2037	44,240,480	39,566,556
Pool FA0410, 5.50%, 01/01/2055	21,214,271	21,529,298
Pool FA0581, 3.00%, 12/01/2047	10,618,511	9,613,793
Pool FA0872, 6.00%, 10/01/2054	44,057,487	45,724,779
Pool FA0958, 3.50%, 02/01/2050	22,419,182	20,839,810
Pool FA1022, 2.50%, 02/01/2052	73,440,407	62,815,483
Pool FA1511, 3.00%, 08/01/2050	17,239,091	15,458,724
Pool FA1599, 5.50%, 05/01/2055	22,437,806	22,724,408
Pool FA1990, 6.00%, 04/01/2055	71,653,401	74,170,112
Pool FA2313, 6.00%, 07/01/2055	26,153,404	27,168,943
Pool FA2361, 3.50%, 08/01/2050	37,883,480	35,047,648
Pool FA3375, 6.00%, 04/01/2055	21,410,728	22,196,777
Pool FA4141, 3.50%, 05/01/2049	43,311,451	39,581,818
Pool FA4679, 2.00%, 02/01/2051	27,158,564	21,958,259

	Par	Value
Pool FM2568, 3.00%, 05/01/2038	$8,083,840	$7,638,798
Pool FM2743, 3.00%, 02/01/2034	12,721,295	12,277,483
Pool FM2971, 4.00%, 08/01/2045	24,331,447	23,408,127
Pool FM3117, 3.00%, 05/01/2050	28,996,930	25,918,609
Pool FM3160, 4.50%, 02/01/2049	6,364,790	6,182,291
Pool FM3946, 4.00%, 01/01/2049	2,239,964	2,125,430
Pool FM4481, 1.50%, 10/01/2035	20,528,629	18,424,995
Pool FM4561, 2.50%, 10/01/2050	32,273,233	27,516,408
Pool FM4875, 2.50%, 11/01/2050	4,970,717	4,261,294
Pool FM4908, 2.50%, 11/01/2050	41,792,421	35,627,706
Pool FM5024, 2.50%, 12/01/2050	42,510,478	36,135,079
Pool FM5262, 3.50%, 10/01/2040	7,006,384	6,627,128
Pool FM5368, 1.50%, 12/01/2035	38,830,276	34,850,751
Pool FM6058, 3.50%, 02/01/2037	3,327,788	3,207,720
Pool FM6422, 1.50%, 03/01/2036	1,854,505	1,664,407
Pool FM6990, 3.00%, 08/01/2040	19,990,694	18,446,989
Pool FM7064, 2.50%, 01/01/2051	26,294,107	22,449,343
Pool FM7381, 2.50%, 05/01/2051	28,467,934	24,354,504
Pool FM7466, 2.50%, 05/01/2051	60,409,382	51,786,778
Pool FM7830, 2.50%, 04/01/2051	14,739,872	12,570,733
Pool FM7911, 2.50%, 06/01/2051	20,008,851	17,194,374
Pool FM7962, 2.50%, 07/01/2051	53,076,845	45,611,391
Pool FM8018, 2.00%, 07/01/2051	26,470,479	21,287,156
Pool FM8150, 2.00%, 07/01/2051	34,781,269	28,471,344
Pool FM8215, 2.50%, 03/01/2051	15,544,713	13,271,750
Pool FM8318, 2.50%, 07/01/2051	17,852,210	15,134,844
Pool FM8322, 2.00%, 08/01/2051	12,451,901	10,185,480
Pool FM8644, 4.00%, 06/01/2039	4,960,889	4,864,430

The accompanying notes are an integral part of these financial statements.

89

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool FM8804, 2.50%, 09/01/2051	$99,161,302	$84,615,150
Pool FM9243, 3.00%, 10/01/2051	48,254,202	42,474,722
Pool FM9284, 2.50%, 11/01/2051	22,689,882	19,379,716
Pool FM9495, 2.00%, 11/01/2051	45,931,988	37,511,275
Pool FM9599, 2.50%, 11/01/2051	25,576,538	22,108,961
Pool FM9671, 2.00%, 12/01/2051	83,891,341	68,389,358
Pool FM9700, 2.00%, 12/01/2051	29,014,476	23,716,167
Pool FM9781, 2.50%, 12/01/2051	13,660,430	11,665,964
Pool FM9877, 2.50%, 12/01/2051	102,238,453	87,612,367
Pool FP0057, 4.00%, 08/01/2050	19,854,253	19,001,806
Pool FS0192, 2.50%, 01/01/2052	35,428,434	30,298,280
Pool FS0216, 2.00%, 01/01/2037	20,042,161	18,355,672
Pool FS0493, 3.00%, 02/01/2052	19,540,549	17,226,609
Pool FS0585, 3.00%, 02/01/2052	24,394,187	21,619,512
Pool FS0739, 3.50%, 02/01/2052	23,106,240	21,128,261
Pool FS1009, 2.00%, 02/01/2042	30,348,735	26,442,235
Pool FS1115, 2.50%, 05/01/2051	49,159,535	42,366,369
Pool FS1226, 4.00%, 05/01/2049	5,481,621	5,201,005
Pool FS1974, 1.50%, 02/01/2036	27,616,088	24,784,293
Pool FS2488, 2.50%, 10/01/2034	26,361,283	24,794,990
Pool FS2648, 3.00%, 10/01/2049	16,158,253	14,636,800
Pool FS2917, 3.00%, 11/01/2033	18,486,961	17,859,584
Pool FS2918, 3.00%, 09/01/2033	15,034,319	14,468,360
Pool FS4603, 2.00%, 05/01/2042	73,122,358	63,356,443
Pool FS4654, 2.00%, 07/01/2051	66,229,880	53,492,469
Pool FS4973, 3.50%, 06/01/2032	32,438,179	31,562,880
Pool FS5120, 6.00%, 07/01/2053	8,206,539	8,566,297

	Par	Value
Pool FS5577, 6.00%, 08/01/2053	$23,040,236	$23,906,354
Pool FS5760, 3.50%, 11/01/2048	41,842,376	38,899,387
Pool FS5788, 6.50%, 09/01/2053	18,346,178	19,202,018
Pool FS5799, 2.50%, 09/01/2050	25,283,990	21,320,702
Pool FS5815, 3.00%, 04/01/2048	66,919,150	60,538,595
Pool FS5816, 3.50%, 07/01/2047	28,897,478	26,983,008
Pool FS7830, 2.50%, 11/01/2047	27,405,262	23,664,447
Pool FS8498, 6.00%, 08/01/2054	31,886,505	33,038,319
Pool FS8579, 2.00%, 08/01/2042	79,612,970	68,969,698
Pool FS8743, 3.50%, 06/01/2049	12,883,181	11,861,536
Pool FS8752, 6.00%, 08/01/2054	41,091,767	42,721,745
Pool FS8915, 2.00%, 08/01/2042	44,747,618	38,798,930
Pool FS8954, 2.00%, 01/01/2042	98,003,915	84,944,812
Pool FS9401, 6.00%, 10/01/2054	12,529,440	12,918,969
Pool FS9402, 6.00%, 10/01/2054	115,148,034	118,872,968
Pool FS9404, 6.00%, 10/01/2054	37,796,329	39,066,584
Pool MA0140, 4.50%, 08/01/2029	138,425	137,958
Pool MA0171, 4.50%, 09/01/2029	150,396	149,875
Pool MA0583, 4.00%, 12/01/2040	2,213,123	2,147,022
Pool MA0949, 3.50%, 01/01/2032	7,892,525	7,687,941
Pool MA1200, 3.00%, 10/01/2032	445,229	427,809
Pool MA1275, 3.00%, 12/01/2032	1,422,160	1,365,186
Pool MA1608, 3.50%, 10/01/2033	4,731,206	4,577,844
Pool MA1764, 4.00%, 01/01/2034	1,578,465	1,548,811
Pool MA1922, 4.00%, 06/01/2034	2,093,309	2,057,982
Pool MA1960, 4.00%, 07/01/2034	20,876,452	20,449,568
Pool MA2019, 4.00%, 09/01/2034	2,434,384	2,383,273
Pool MA2287, 3.00%, 06/01/2035	3,223,508	3,050,119

The accompanying notes are an integral part of these financial statements.

90

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool MA2608, 3.00%, 05/01/2046	$1,518,150	$1,361,830
Pool MA2804, 3.00%, 11/01/2036	10,223,791	9,623,660
Pool MA2841, 2.50%, 12/01/2036	5,592,137	5,136,292
Pool MA3183, 4.00%, 11/01/2047	7,039,732	6,679,764
Pool MA3281, 4.00%, 02/01/2038	7,349,546	7,146,525
Pool MA3305, 3.50%, 03/01/2048	16,346,245	15,011,694
Pool MA3333, 4.00%, 04/01/2048	24,069,483	22,838,656
Pool MA3468, 4.50%, 09/01/2048	6,733,683	6,563,082
Pool MA4047, 2.00%, 06/01/2050	104,569,465	84,496,587
Pool MA4119, 2.00%, 09/01/2050	35,890,617	28,951,398
Pool MA4159, 2.50%, 10/01/2050	54,762,616	46,201,790
Pool MA4175, 1.50%, 11/01/2040	27,234,721	22,947,444
Pool MA4182, 2.00%, 11/01/2050	187,329,074	150,978,783
Pool MA4208, 2.00%, 12/01/2050	53,374,626	43,017,407
Pool MA4501, 2.00%, 12/01/2041	98,484,908	85,114,611
Pool MA4540, 2.00%, 02/01/2042	27,641,690	23,833,966
Pool MA4570, 2.00%, 03/01/2042	54,351,195	46,831,621
Pool MA4842, 5.50%, 12/01/2052	110,305,784	111,736,410
Pool MA4869, 5.50%, 01/01/2053	8,961,052	9,058,588
Pool MA4941, 5.50%, 03/01/2053	13,435,751	13,578,545
Pool MA5039, 5.50%, 06/01/2053	13,711,558	13,852,008
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 04/25/2047)	22,901,397	21,468,929
Series 2020-2, Class MT, 2.00%, 11/25/2059 (Callable 08/25/2041)	36,239,506	28,871,406
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 06/25/2047)	22,025,490	17,616,051

	Par	Value
Series 2021-3, Class MTU, 2.50%, 03/25/2061 (Callable 06/25/2048)	$56,037,809	$45,294,229
Series 2022-1, Class MTU, 3.25%, 11/25/2061 (Callable 10/25/2048)	44,540,637	38,452,760
Ginnie Mae II Pool
Pool 784551, 3.00%, 11/20/2046	15,151,091	13,660,595
Pool 785025, 3.50%, 02/20/2050	47,547,551	43,310,224
Pool 785433, 2.50%, 04/20/2051	50,496,630	43,074,431
Pool 785447, 2.50%, 03/20/2051	37,701,726	32,138,100
Pool 785531, 2.50%, 06/20/2051	26,061,270	22,230,538
Pool 785558, 2.50%, 07/20/2051	85,589,022	72,802,515
Pool 785575, 2.50%, 08/20/2051	73,540,557	62,333,595
Pool 785615, 2.50%, 08/20/2051	28,200,030	23,987,256
Pool 786333, 4.00%, 04/20/2052	18,868,917	17,579,974
Pool 786809, 5.50%, 06/20/2053	36,603,171	37,380,138
Pool 786812, 5.50%, 07/20/2053	14,683,758	14,986,352
Pool 786904, 6.00%, 08/20/2053	20,114,432	20,851,919
Pool 787026, 6.00%, 10/20/2053	23,783,351	24,546,523
Pool 787253, 6.00%, 02/20/2054	58,273,925	60,446,437
Pool 787304, 6.00%, 03/20/2054	74,871,624	77,896,678
Pool 787312, 2.50%, 03/20/2052	105,177,222	89,671,182
Pool 787313, 2.50%, 09/20/2051	75,555,250	64,267,368
Pool 787387, 5.50%, 04/20/2054	29,183,375	29,570,060
Pool MA0022, 3.50%, 04/20/2042	49,589,028	46,550,105
Pool MA0154, 3.50%, 06/20/2042	21,372,936	20,063,037
Pool MA0220, 3.50%, 07/20/2042	31,870,516	29,917,193
Pool MA0318, 3.50%, 08/20/2042	14,276,985	13,401,933
Pool MA1157, 3.50%, 07/20/2043	14,967,249	14,031,226
Pool MA1225, 4.00%, 08/20/2043	21,557,598	20,701,953
Pool MA1286, 4.00%, 09/20/2043	30,262,010	29,056,119

The accompanying notes are an integral part of these financial statements.

91

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool MA1376, 4.00%, 10/20/2043	$3,251,272	$3,121,710
Pool MA1449, 4.00%, 11/20/2043	29,785,020	28,598,105
Pool MA1677, 3.50%, 02/20/2044	22,653,924	21,265,666
Pool MA2224, 4.00%, 09/20/2044	12,680,314	12,175,163
Pool MA2522, 4.00%, 01/20/2045	2,748,460	2,639,067
Pool MA3375, 3.00%, 01/20/2046	17,197,096	15,506,708
Pool MA3597, 3.50%, 04/20/2046	19,935,612	18,395,398
Pool MA3663, 3.50%, 05/20/2046	12,416,084	11,388,307
Pool MA3736, 3.50%, 06/20/2046	20,768,176	19,163,554
Pool MA4385, 5.00%, 04/20/2047	520,194	525,134
Pool MA4509, 3.00%, 06/20/2047	9,010,381	8,019,501
Pool MA4721, 4.50%, 09/20/2047	2,661,177	2,617,056
Pool MA4963, 4.00%, 01/20/2048	3,684,210	3,494,978
Pool MA5765, 5.00%, 02/20/2049	26,351,494	26,449,944
Pool MA7990, 4.00%, 04/20/2052	13,966,708	13,118,026
Pool MA8571, 6.00%, 01/20/2053	17,705,677	18,222,618
Government National Mortgage Association (GNMA)
Pool 3474, 6.00%, 11/20/2033	9,912	10,174
Pool 4747, 5.00%, 07/20/2040	472,469	478,405
Pool 5202, 3.50%, 10/20/2041	2,233,314	2,096,461
Pool 778793, 3.50%, 01/15/2042	3,842,609	3,551,920
Pool AL9364, 3.50%, 03/20/2045	4,365,059	3,943,704
Pool MA0155, 4.00%, 06/20/2042	2,528,451	2,439,414
Pool MA0392, 3.50%, 09/20/2042	66,195,651	62,138,334
Pool MA0699, 3.50%, 01/20/2043	19,931,563	18,705,729
Pool MA2753, 3.00%, 04/20/2045	5,159,653	4,658,997
Pool MA2754, 3.50%, 04/20/2045	6,438,249	5,950,579

	Par	Value
Pool MA3035, 4.00%, 08/20/2045	$2,234,637	$2,136,957
Pool MA3378, 4.50%, 01/20/2046	3,741,919	3,675,879
Pool MA3598, 4.00%, 04/20/2046	2,492,626	2,387,281
Pool MA3664, 4.00%, 05/20/2046	5,975,317	5,718,608
Pool MA3873, 3.00%, 08/20/2046	49,851,611	44,789,627
Pool MA4512, 4.50%, 06/20/2047	8,457,251	8,303,602
Pool MA4588, 4.50%, 07/20/2047	2,046,387	2,008,368
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $10,477,779,770)		9,942,860,821
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.9%
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2026)(a)(f)	4,409,478	4,255,117
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 07/25/2026)(a)	2,103,438	2,056,419
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 07/28/2026)(e)	556,568	487,012
Bear Stearns Asset Backed Securities Trust, Series 2004-AC2, Class 2A, 5.00%, 05/25/2034 (Callable 07/25/2026)	103,318	85,233
BRAVO Residential Funding Trust
Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 12/25/2043)(a)(f)	64,079,842	63,326,942
Series 2026-NQM5, Class A1, 5.36%, 06/25/2066 (Callable 05/25/2029)(a)(f)	69,513,860	69,361,639
Chase Mortgage Finance Corp.
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 08/25/2047)(a)(f)	96,518,353	87,844,779
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 11/25/2044)(a)(f)	52,898,756	47,035,722
Series 2023-RPL3, Class A1, 3.25%, 09/25/2063 (Callable 03/25/2047)(a)(f)	109,029,098	96,721,991
Series 2024-RPL1, Class A1A, 3.25%, 03/25/2064 (Callable 02/25/2041)(a)(f)	56,773,883	49,916,495

The accompanying notes are an integral part of these financial statements.

92

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 11/25/2048)(a)(f)	$51,352,150	$45,233,274
CIM Trust
Series 2022-R2, Class A1, 3.75%, 12/25/2061 (Callable 05/25/2027)(a)(f)	37,840,281	35,551,346
Series 2022-R3, Class A1, 4.50%, 03/25/2062 (Callable 09/25/2027)(a)(f)	38,851,386	37,740,485
Series 2023-R2, Class A1, 5.50%, 08/25/2064 (Callable 03/25/2028)(a)(f)	63,212,676	63,263,809
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 07/25/2026)	5,613	3,930
Countrywide Alternative Loan Trust, Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 07/25/2026)	384,639	167,984
Countrywide Asset-Backed Certificates
Series 2004-S1, Class A3, 5.12%, 02/25/2035 (Callable 07/25/2026)(e)	32,816	32,671
Series 2005-10, Class AF6, 4.11%, 02/25/2036 (Callable 07/25/2026)(f)	318	315
Series 2005-17, Class 1AF5, 3.53%, 05/25/2036 (Callable 07/25/2026)(f)	23,328	21,965
Credit Suisse Management LLC, Series 2003-AR26, Class 8A1, 5.58%, 11/25/2033 (Callable 07/25/2026)(f)	1,571,584	1,526,213
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	54,156,355	53,918,192
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	41,233,874	40,936,780
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	116,204,277	115,352,419
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	6,189,152	6,147,897
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	53,941,351	53,841,451
Impac CMB Trust, Series 2004-4, Class 2A2, 5.34%, 09/25/2034 (Callable 07/25/2026)(e)	28,277	32,627
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class A1, 5.38%, 05/25/2067 (Callable 07/25/2026)(a)(e)	4,541,626	4,525,734

	Par	Value
JP Morgan Mortgage Trust
Series 2007-A1, Class 5A2, 5.82%, 07/25/2035 (Callable 03/25/2028)(f)	$351,389	$350,167
Series 2007-A1, Class 5A5, 5.82%, 07/25/2035 (Callable 03/25/2028)(f)	532,060	531,453
MetLife Securitization Trust, Series 2019-1A, Class A1A, 3.75%, 04/25/2058 (Callable 07/25/2036)(a)(f)	1,574,827	1,557,189
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (Callable 08/25/2044)(a)(f)	5,632,029	5,447,621
MLCC Mortgage Investors, Inc., Series 2004-F, Class A1A, 4.78%, 12/25/2029 (Callable 07/25/2026)(f)	814,617	769,740
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A1, 5.24%, 09/25/2034 (Callable 02/25/2028)(f)	373,715	369,440
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 01/25/2032)(a)(f)	2,908,915	2,799,948
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 11/25/2031)(a)(f)	4,119,546	3,952,705
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 07/25/2031)(a)(f)	6,072,941	5,806,549
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 06/25/2033)(a)(f)	7,902,184	7,652,302
Onslow Bay Mortgage Loan Trust
Series 2022-NQM2, Class A1, 4.00%, 01/25/2062 (Callable 07/25/2026)(a)(f)	63,924,134	60,981,137
Series 2024-HYB1, Class A1, 3.67%, 03/25/2053 (Callable 09/25/2035)(a)(f)	25,741,048	25,856,065
Series 2024-HYB2, Class A1, 3.70%, 04/25/2053 (Callable 06/25/2042)(a)(f)	30,007,234	30,082,567
Series 2025-NQM15, Class A1, 5.14%, 07/27/2065 (Callable 08/25/2028)(a)(f)	30,778,453	30,677,958
Series 2025-NQM18, Class A1, 5.06%, 09/25/2065 (Callable 09/25/2028)(a)(f)	126,491,348	125,733,197
Series 2025-NQM20, Class A1, 5.02%, 10/25/2065 (Callable 10/25/2028)(a)(f)	55,390,252	54,941,414

The accompanying notes are an integral part of these financial statements.

93

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2025-NQM23, Class A1, 4.87%, 10/25/2065 (Callable 12/25/2028)(a)(f)	$54,931,940	$54,469,907
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (Callable 02/25/2029)(a)(f)	25,200,630	24,811,547
Series 2026-NQM7, Class A1, 5.22%, 04/25/2066 (Callable 04/25/2029)(a)(f)	41,623,247	41,390,648
Series 2026-NQM8, Class A1, 5.30%, 05/25/2066 (Callable 06/25/2029)(a)(f)	189,750,000	188,995,573
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	71,894,699	71,252,190
Series 2023-SFR2, Class A, 4.50%, 10/17/2040(a)	15,286,023	15,041,193
Series 2024-SFR1, Class A, 3.35%, 02/17/2041(a)	5,890,941	5,661,509
Series 2025-SFR5, Class A, 3.85%, 10/17/2042(a)	26,109,308	24,948,660
Renaissance NIM Trust, Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 07/25/2029)(e)	2,482,525	584,419
Rithm Capital Corp.
Series 2020-1A, Class A1B, 3.50%, 10/25/2059 (Callable 07/25/2037)(a)(f)	6,575,239	6,111,869
Series 2022-NQM2, Class A1, 3.85%, 03/27/2062 (Callable 07/25/2026)(a)(f)	26,554,878	24,925,760
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 02/25/2030)(a)(f)	34,602,210	34,335,950
Starwood Mortgage Residential Trust, Series 2021-4, Class A1, 1.16%, 08/25/2056 (Callable 07/25/2026)(a)(f)	19,748,476	17,561,008
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A1, 4.75%, 09/25/2034 (Callable 07/25/2026)(f)	28,881	28,714
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 4.72%, 10/25/2043 (Callable 07/25/2026)(f)	1,633,629	1,531,366
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 11/25/2029)(a)(f)	3,295,769	3,261,839
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 06/25/2034)(a)(f)	8,872,894	8,374,977

	Par	Value
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 06/25/2033)(a)(f)	$456,591	$455,079
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2028)(a)(f)	13,444,509	13,020,252
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 02/25/2033)(a)(f)	37,528,844	35,912,136
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 05/25/2032)(a)(f)	94,310,239	85,793,864
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 12/25/2031)(a)	43,753,118	39,756,161
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 03/25/2033)(a)(f)	114,860,944	107,484,850
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 10/25/2032)(a)(f)	110,239,170	103,495,013
Series 2023-1, Class A1, 3.75%, 01/25/2063 (Callable 06/25/2035)(a)	44,606,511	42,393,863
Series 2024-1, Class A1, 4.93%, 03/25/2064 (Callable 08/25/2032)(a)(f)	95,711,979	97,212,254
Series 2024-2, Class A1A, 4.92%, 12/25/2064 (Callable 05/25/2031)(a)(f)	125,643,226	127,115,350
Series 2024-3, Class A1A, 4.96%, 07/25/2065 (Callable 11/25/2037)(a)(f)	59,429,411	59,418,209
Series 2024-5, Class A1A, 4.61%, 10/25/2064 (Callable 01/25/2033)(a)(f)	125,271,971	125,019,298
Series 2025-1, Class A1A, 4.80%, 06/25/2065 (Callable 12/25/2035)(a)(f)	111,096,367	111,823,392
Verus Securitization Trust, Series 2026-1, Class A1, 4.86%, 01/25/2071 (Callable 01/25/2029)(a)(f)	109,821,461	108,735,645
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1, 4.91%, 01/25/2035 (Callable 07/25/2026)(f)	2,122,104	2,070,041
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 07/25/2026)	1,307,678	1,331,841
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 07/25/2026)	654,540	672,426
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,838,482,649)		2,821,894,696

The accompanying notes are an integral part of these financial statements.

94

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	$44,885,000	$44,418,919
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	350,000	344,482
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	68,313,000	66,654,463
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	97,164,483	95,417,951
BANK-2018
Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	11,050,000	10,877,038
Series 2018-BN12, Class A4, 4.26%, 05/15/2061 (Callable 05/15/2028)(f)	17,442,008	17,233,892
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (Callable 08/15/2028)(f)	8,565,000	8,451,894
BANK-2019, Series 2019-BN21, Class A5, 2.85%, 10/17/2052 (Callable 10/15/2029)	39,710,000	37,424,832
BANK-2020, Series 2020-BN29, Class A4, 2.00%, 11/15/2053 (Callable 12/15/2030)	67,160,000	59,232,917
BANK-2022, Series 2022-BNK44, Class A5, 5.93%, 11/15/2055 (Callable 11/15/2032)(f)	56,200,000	58,233,501
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	68,782,613	70,280,176
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	121,425,000	124,176,199
Series 2025-5YR13, Class A2, 5.03%, 01/15/2058 (Callable 02/15/2030)	39,075,000	39,186,833
Series 2025-5YR14, Class A3, 5.65%, 04/15/2058 (Callable 04/15/2030)	40,030,000	40,992,918
Series 2025-5YR17, Class A3, 5.23%, 11/15/2058 (Callable 10/15/2030)	102,281,000	103,462,990
Series 2026-5YR20, Class A2, 4.62%, 02/15/2059 (Callable 02/15/2031)	30,000,000	29,672,109
Series 2026-5YR20, Class A3, 5.10%, 02/15/2059 (Callable 02/15/2031)	30,000,000	30,221,487

	Par	Value
Series 2026-5YR23, Class A2, 4.90%, 06/15/2031 (Callable 06/15/2031)	$29,250,000	$29,157,451
BBCMS Trust
Series 2025-5C36, Class A2, 5.03%, 08/15/2058 (Callable 07/15/2030)	35,000,000	35,206,440
Series 2025-5C38, Class A2, 4.67%, 11/15/2058 (Callable 11/15/2030)	62,175,000	61,727,359
Series 2025-5C38, Class A3, 5.15%, 11/15/2058 (Callable 11/15/2030)	3,106,000	3,137,908
Series 2026-5C40, Class A2, 4.76%, 02/15/2059 (Callable 01/15/2031)	4,275,000	4,244,231
Series 2026-5C40, Class A3, 5.25%, 02/15/2059 (Callable 01/15/2031)	14,925,000	15,120,880
Benchmark Mortgage Trust
Series 2018-B6, Class A4, 4.26%, 10/10/2051 (Callable 10/10/2028)	20,140,000	19,878,335
Series 2018-B8, Class A5, 4.23%, 01/15/2052 (Callable 12/15/2028)	24,235,000	23,764,783
Series 2019-B14, Class A5, 3.05%, 12/15/2062 (Callable 11/15/2029)	28,769,000	27,047,679
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	35,697,743	31,487,640
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	26,400,000	23,675,201
Series 2021-B29, Class A5, 2.39%, 09/15/2054 (Callable 10/15/2031)	20,000,000	17,616,972
Series 2021-B30, Class A5, 2.58%, 11/15/2054 (Callable 11/15/2031)	40,000,000	35,529,704
Series 2021-B31, Class A5, 2.67%, 12/15/2054 (Callable 12/15/2031)	42,125,000	37,498,243
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	36,950,000	37,516,990
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)	82,950,000	82,698,072
Series 2024-V11, Class A2, 5.42%, 11/15/2057 (Callable 11/15/2029)	40,365,116	41,005,145
Series 2024-V9, Class A3, 5.60%, 08/15/2057 (Callable 08/15/2029)	9,700,000	9,875,058

The accompanying notes are an integral part of these financial statements.

95

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2025-V13, Class A3, 5.22%, 02/15/2058 (Callable 02/15/2030)	$68,500,000	$69,189,110
Series 2025-V16, Class A2, 4.96%, 08/15/2058 (Callable 08/15/2030)	28,750,000	28,699,147
BMO Mortgage Trust
Series 2022-C3, Class A4, 5.05%, 09/15/2054 (Callable 10/15/2032)	19,025,000	18,999,856
Series 2024-5C7, Class A2, 5.09%, 11/15/2057 (Callable 11/15/2029)	32,025,000	32,177,637
Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (Callable 12/15/2029)(f)	7,604,000	7,763,243
Series 2025-5C13, Class A3, 5.23%, 12/15/2058 (Callable 05/15/2032)	90,975,000	91,961,123
Series 2026-5C14, Class A3, 5.21%, 03/15/2059 (Callable 03/15/2031)	113,225,000	114,413,251
Cantor Commercial Real Estate Lending LP
Series 2019-CF1, Class A5, 3.79%, 05/15/2052 (Callable 05/15/2029)	3,950,000	3,836,416
Series 2019-CF3, Class A4, 3.01%, 01/15/2053 (Callable 12/15/2029)	5,651,725	5,267,165
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/2050 (Callable 12/15/2027)(f)	9,000,279	8,812,581
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 11/10/2029)	11,837,488	11,764,635
Series 2017-P7, Class A4, 3.71%, 04/14/2050 (Callable 04/14/2027)	12,275,000	12,159,012
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	22,000,000	21,499,504
Series 2019-C7, Class A4, 3.10%, 12/15/2072 (Callable 12/15/2029)	23,480,000	22,170,363
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)	29,904,235	29,775,351
Series 2017-C6, Class A5, 3.33%, 06/10/2050 (Callable 04/10/2028)	23,800,000	23,462,749

	Par	Value
Series 2017-CD3, Class A4, 3.63%, 02/10/2050 (Callable 08/10/2027)	$7,200,000	$7,090,324
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	7,400,000	7,315,886
Series 2019-CD8, Class A4, 2.91%, 08/15/2057 (Callable 08/15/2029)	20,900,000	19,556,604
Commercial Mortgage Pass Through Certificates, Series 2019-GC44, Class A5, 2.95%, 08/15/2057 (Callable 11/15/2029)	15,857,000	14,844,946
Computershare Corporate Trust
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	7,315,000	7,161,366
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	11,902,142	11,774,463
Series 2019-C51, Class A4, 3.31%, 06/15/2052 (Callable 06/15/2029)	22,581,000	21,492,377
Series 2019-C52, Class A5, 2.89%, 08/15/2052 (Callable 08/15/2029)	10,000,000	9,416,809
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	30,610,609	28,900,719
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	3,847,864	3,835,501
Series 2018-CX11, Class A4, 3.77%, 04/15/2051 (Callable 04/15/2028)	6,672,845	6,608,025
Series 2018-CX11, Class A5, 4.03%, 04/15/2051 (Callable 04/15/2028)(f)	22,023,039	21,751,607
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028)(f)	18,608,000	18,369,118
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	33,939,000	32,511,509
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	16,475,000	15,530,589
Series 2020-C19, Class A3, 2.56%, 03/15/2053 (Callable 03/15/2030)	9,500,000	8,624,620
Series 2021-C20, Class A3, 2.80%, 03/15/2054 (Callable 03/15/2031)	50,000,000	45,830,260

The accompanying notes are an integral part of these financial statements.

96

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	$19,875,000	$19,672,313
GS Mortgage Securities Corp. II
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	23,655,000	23,280,832
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053 (Callable 01/10/2031)	40,000,000	35,052,948
JP Morgan Chase Commercial Mortgage Securities, Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	10,500,000	10,348,025
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 07/15/2026)	4,789,132	4,717,247
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	24,380,000	24,128,747
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	17,170,000	16,888,062
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class A5, 2.57%, 10/15/2054 (Callable 10/15/2031)	7,295,000	6,477,384
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	5,336,200	5,320,257
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	6,025,000	5,992,184
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	41,287,079	40,654,557
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)	34,075,000	34,068,192
Series 2025-5C2, Class A3, 5.11%, 11/15/2058 (Callable 11/15/2030)	2,554,000	2,571,574
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	8,500,000	8,446,523
Series 2018-H3, Class A5, 4.18%, 07/15/2051 (Callable 07/15/2028)	22,101,510	21,803,113

	Par	Value
Series 2018-H4, Class A3, 4.04%, 12/15/2051 (Callable 12/15/2028)	$8,143,939	$7,989,306
Series 2018-H4, Class A4, 4.31%, 12/15/2051 (Callable 12/15/2028)	7,750,000	7,618,169
Series 2021-L5, Class A4, 2.73%, 05/15/2054 (Callable 05/15/2031)	40,000,000	36,194,144
Series 2021-L6, Class A3, 2.20%, 06/15/2054 (Callable 07/15/2031)(f)	19,300,000	17,430,789
UBS Commercial Mortgage Trust
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(f)	16,652,859	16,452,224
Series 2018-C12, Class A5, 4.30%, 08/15/2051 (Callable 08/15/2028)	15,925,000	15,712,113
Series 2018-C8, Class A4, 3.98%, 02/15/2051 (Callable 02/15/2028)	20,000,000	19,615,126
Series 2019-C17, Class A4, 2.92%, 10/15/2052 (Callable 10/15/2029)	71,060,966	66,970,960
Series 2019-C18, Class A4, 3.04%, 12/15/2052 (Callable 12/15/2029)	6,480,000	6,061,809
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,654,946,989)		2,608,503,156
ASSET-BACKED SECURITIES - 1.5%
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028)(a)	99,884,000	100,530,260
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030)(a)(e)	78,350,000	79,079,282
Ford Credit Floorplan LLC, Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	25,600,000	25,588,255
General Motors Co.
Series 2023-2, Class A, 5.34%, 06/15/2030(a)	25,000,000	25,395,850
Series 2024-4A, Class A1, 4.73%, 11/15/2029(a)	31,799,000	31,962,953
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91%, 10/11/2035 (Callable 11/11/2027)(a)	18,825,000	19,197,185
IPFS Corp., Series 2025-B, Class A, 4.85%, 02/15/2030(a)	26,025,000	26,154,659

The accompanying notes are an integral part of these financial statements.

97

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 10/15/2030)(a)	$9,542,151	$8,557,567
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 01/15/2031)(a)	14,788,598	13,509,694
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 03/15/2031)(a)	35,133,512	34,028,605
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2033)(a)	39,120,615	39,650,675
Series 2025-B, Class A, 4.72%, 09/15/2055 (Callable 11/15/2034)(a)	106,655,686	105,863,948
Series 2026-B, Class A, 5.07%, 06/15/2056(a)	53,300,000	53,286,819
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 01/20/2029)(a)	14,096,003	13,424,699
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 07/31/2026)(a)	32,050,000	31,351,191
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053(a)	92,983,359	93,606,013
Synchrony Bank, Series 2025-A2, Class A, 4.49%, 05/15/2031	16,525,000	16,527,467
Towd Point Asset Trust, Series 2021-SL1, Class A1, 1.05%, 11/20/2061(a)	2,354,897	2,296,066
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2026)(a)(f)	2,475,333	2,445,006
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 07/25/2026)(a)(f)	3,883,178	3,834,796
Verizon Master Trust
Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029)(a)	56,365,000	57,095,541
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	59,825,000	60,048,775
TOTAL ASSET-BACKED SECURITIES (Cost $841,833,405)		843,435,306
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
Federal Home Loan Mortgage Corp.
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028)(f)	41,215,000	40,765,299

	Par	Value
Series K078, Class A2, 3.85%, 06/25/2028 (Callable 06/25/2028)	$26,488,633	$26,198,959
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028)(f)	14,950,000	14,786,218
Series K082, Class A2, 3.92%, 09/25/2028 (Callable 09/25/2028)(f)	56,545,000	55,873,008
Series K083, Class A2, 4.05%, 09/25/2028 (Callable 09/25/2028)(f)	1,375,000	1,361,653
Series K-1510, Class A2, 3.72%, 01/25/2031 (Callable 01/25/2031)	39,850,000	38,510,111
Series K156, Class A3, 3.70%, 06/25/2033 (Callable 06/25/2033)(f)	11,088,000	10,479,013
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)	90,775,000	90,086,680
Federal National Mortgage Association
Series 2020-M47, Class A2, 1.25%, 10/25/2032(f)	66,288,000	57,786,425
Series 2022-M10, Class A2, 1.99%, 01/25/2032(f)	16,235,095	14,263,636
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $357,499,526)		350,111,002
MUNICIPAL BONDS - 0.4%
California Community Choice Financing Authority
5.95%, 08/01/2029	3,155,000	3,195,718
6.13%, 04/01/2030	5,000,000	5,136,792
California Qualified School Bond Joint Powers Authority, 7.16%, 03/01/2027	1,155,000	1,175,820
Colorado Housing and Finance Authority
6.50%, 11/01/2053 (Callable 05/01/2032)	23,815,000	25,254,274
6.25%, 11/01/2055 (Callable 05/01/2033)	15,260,000	16,080,822
Dallas Fort Worth International Airport
2.25%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,234,378
2.42%, 11/01/2032 (Callable 11/01/2030)	5,000,000	4,411,191
2.52%, 11/01/2033 (Callable 11/01/2030)	1,220,000	1,059,741
Idaho Housing & Finance Association, 6.50%, 01/01/2065 (Callable 07/01/2032)	14,495,000	15,357,003

The accompanying notes are an integral part of these financial statements.

98

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky Housing Corp., 3.50%, 01/01/2040 (Callable 07/02/2026)	$160,000	$160,000
Maine State Housing Authority, 2.60%, 11/15/2046 (Callable 11/15/2030)	10,000,000	7,308,458
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	17,845,000	13,279,726
Massachusetts Educational Financing Authority
3.85%, 05/25/2033	4,728,229	4,711,121
6.07%, 07/01/2033	7,855,000	8,157,059
Minnesota Housing Finance Agency
2.73%, 08/01/2046 (Callable 08/01/2026)	1,655,136	1,410,496
3.20%, 06/01/2047 (Callable 08/01/2026)	3,296,074	2,958,431
3.00%, 10/01/2047 (Callable 01/01/2027)	4,182,623	3,731,421
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	45,000,000	22,259,916
3.30%, 04/01/2032 (Callable 01/01/2032)	35,000,000	25,729,029
2.87%, 07/01/2035 (Callable 01/01/2035)	16,745,000	12,116,051
New Hampshire Health and Education Facilities Authority Act, 5.04%, 11/01/2034	7,000,000	6,997,168
New York State Dormitory Authority, 2.22%, 07/01/2035	15,000,000	12,685,494
North Carolina Housing Finance Agency, 6.50%, 01/01/2055 (Callable 07/01/2032)	11,390,000	11,827,876
State Public School Building Authority, 2.97%, 04/01/2027	5,550,000	5,498,547
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049	8,800,000	7,019,368
West Contra Costa Unified School District, 6.25%, 08/01/2030	1,785,000	1,895,363
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,275,000	11,362,448
Westvaco Corp., 7.67%, 01/15/2027(a)	8,000,000	8,111,425
TOTAL MUNICIPAL BONDS (Cost $288,287,054)		241,125,136

	Par	Value
OTHER GOVERNMENT RELATED SECURITIES - 0.3%
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029)(a)	$22,000,000	$22,611,791
5.95%, 04/22/2034 (Callable 01/22/2034)(a)	12,000,000	12,583,168
6.13%, 04/22/2056 (Callable 10/22/2055)(a)	28,800,000	28,411,456
Freeport Indonesia PT, 5.32%, 04/14/2032 (Callable 01/14/2032)(a)	15,000,000	14,905,149
NBN Co. Ltd.
2.63%, 05/05/2031 (Callable 02/05/2031)(a)	18,875,000	17,159,150
2.50%, 01/08/2032 (Callable 10/08/2031)(a)	46,650,000	41,552,867
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	558,000	551,515
6.70%, 02/16/2032 (Callable 11/16/2031)	1,020,000	1,029,026
6.35%, 02/12/2048	8,500,000	7,005,933
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $152,263,857)		145,810,055
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.1%
First American Government Obligations Fund - Class U, 3.59%(g)	1,229,677,023	1,229,677,023
TOTAL MONEY MARKET FUNDS (Cost $1,229,677,023)		1,229,677,023
TOTAL INVESTMENTS - 100.9% (Cost $60,574,326,321)		$58,368,609,541
Liabilities in Excess of Other Assets - (0.9)%		(502,013,886)
TOTAL NET ASSETS - 100.0%		$57,866,595,655

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

99

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities totals $12,008,830,649 or 20.8% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(e)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

100

Baird Aggregate Bond Fund
Summary of Fair Value Disclosure
as of June 30, 2026 (Unaudited)
Baird Aggregate Bond Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$22,535,209,126	$—	$22,535,209,126
U.S. Treasury Securities	—	17,649,983,220	—	17,649,983,220
Agency Residential Mortgage-Backed Securities	—	9,942,860,821	—	9,942,860,821
Non-Agency Residential Mortgage-Backed Securities	—	2,821,894,696	—	2,821,894,696
Non-Agency Commercial Mortgage-Backed Securities	—	2,608,503,156	—	2,608,503,156
Asset-Backed Securities	—	843,435,306	—	843,435,306
Agency Commercial Mortgage-Backed Securities	—	350,111,002	—	350,111,002
Municipal Bonds	—	241,125,136	—	241,125,136
Other Government Related Securities	—	145,810,055	—	145,810,055
Money Market Funds	1,229,677,023	—	—	1,229,677,023
Total Investments	$1,229,677,023	$57,138,932,518	$—	$58,368,609,541

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

101

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 47.7%
Financials - 22.0%
200 Park Funding Trust, 5.74%, 02/15/2055 (Callable 08/15/2054)(a)	$10,000,000	$9,784,720
ABN AMRO Bank NV
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	31,353,000	31,523,859
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034)(a)	22,000,000	22,335,080
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031)(a)	31,325,000	28,181,417
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	10,000,000	10,063,983
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
6.45%, 04/15/2027 (Callable 03/15/2027)	38,501,000	38,992,118
5.75%, 06/06/2028 (Callable 05/06/2028)	10,000,000	10,193,627
3.00%, 10/29/2028 (Callable 08/29/2028)	60,085,000	57,835,863
4.63%, 09/10/2029 (Callable 08/10/2029)	7,575,000	7,539,715
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	12,809,000	11,888,224
5.63%, 06/15/2034 (Callable 03/15/2034)	12,000,000	12,325,865
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	59,178,000	61,396,813
5.32% to 05/15/2030 then SOFR + 1.65%, 05/15/2031 (Callable 05/15/2030)(a)	5,800,000	5,870,956
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	41,350,000	42,827,777
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	10,549,000	11,408,284
Aircastle Ltd.
2.85%, 01/26/2028 (Callable 11/26/2027)(a)	8,025,000	7,781,189
6.50%, 07/18/2028 (Callable 06/18/2028)(a)	5,000,000	5,146,840
5.95%, 02/15/2029 (Callable 01/15/2029)(a)	15,500,000	15,871,741
Aircastle Ltd./ Aircastle Ireland DAC
5.25%, 03/15/2030 (Callable 02/15/2030)(a)	14,267,000	14,356,212

	Par	Value
5.00%, 09/15/2030 (Callable 08/15/2030)(a)	$12,000,000	$11,952,211
5.00%, 05/15/2031 (Callable 04/15/2031)(a)	16,575,000	16,423,325
5.75%, 10/01/2031 (Callable 08/01/2031)(a)	12,250,000	12,530,702
Ally Financial, Inc.
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029 (Callable 06/13/2028)	16,891,000	17,514,185
6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030 (Callable 01/03/2029)	10,000,000	10,396,288
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	6,000,000	6,040,357
American National Global Funding
4.63%, 12/15/2028(a)	10,000,000	9,892,825
5.00%, 06/22/2029(a)	28,850,000	28,759,407
5.55%, 01/28/2030(a)	25,000,000	25,381,289
5.25%, 06/03/2030(a)	11,500,000	11,510,900
4.88%, 01/23/2031(a)	29,600,000	29,146,803
American National Group, Inc.
5.75%, 10/01/2029 (Callable 09/01/2029)	8,000,000	8,121,734
6.00%, 07/15/2035 (Callable 04/15/2035)	20,000,000	19,925,297
Americold Realty Operating Partnership LP
5.60%, 05/15/2032 (Callable 03/15/2032)	33,238,000	33,358,264
5.41%, 09/12/2034 (Callable 06/12/2034)	35,000,000	34,018,113
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	12,584,000	11,088,595
Arthur J Gallagher & Co., 5.55%, 02/15/2055 (Callable 08/15/2054)	14,250,000	13,505,108
Assurant, Inc.
4.90%, 03/27/2028 (Callable 12/27/2027)	4,250,000	4,254,365
3.70%, 02/22/2030 (Callable 11/22/2029)	7,000,000	6,697,319
Athene Global Funding
4.83%, 05/09/2028(a)	10,730,000	10,704,733
5.58%, 01/09/2029(a)	15,278,000	15,497,763
5.03%, 07/17/2030(a)	12,265,000	12,154,435
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032(a)	33,000,000	35,581,572
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034)(a)	70,350,000	69,305,926

The accompanying notes are an integral part of these financial statements.

102

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030)(a)	$13,000,000	$11,640,862
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	18,379,000	18,795,008
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	37,152,000	37,584,749
5.13%, 04/10/2030 (Callable 03/10/2030)(a)	10,000,000	10,026,773
6.38%, 07/15/2030 (Callable 05/15/2030)(a)	36,120,000	37,852,224
4.80%, 10/24/2030 (Callable 09/24/2030)(a)	16,279,000	16,118,893
4.88%, 01/28/2033 (Callable 11/28/2032)(a)	20,000,000	19,456,209
Avolon Holdings Funding Ltd.
4.95%, 01/15/2028 (Callable 12/15/2027)(a)	16,000,000	16,035,676
6.38%, 05/04/2028 (Callable 04/04/2028)(a)	10,000,000	10,256,924
5.38%, 05/30/2030 (Callable 04/30/2030)(a)	12,000,000	12,119,204
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	10,000,000	9,943,180
6.61%, 11/07/2028	8,400,000	8,777,439
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	10,000,000	10,190,038
2.75%, 12/03/2030	5,000,000	4,534,799
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	42,000,000	38,006,949
6.92%, 08/08/2033	7,842,000	8,514,207
6.35%, 03/14/2034	28,000,000	29,590,952
Bank of America Corp.
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	12,000,000	12,252,173
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	19,539,000	19,212,396
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029 (Callable 04/25/2028)	15,000,000	15,140,011
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	12,000,000	11,427,181

	Par	Value
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	$10,000,000	$9,921,125
4.48% (SOFR + 0.87%), 04/23/2030 (Callable 04/23/2029)	11,000,000	10,930,628
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	7,000,000	6,468,868
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	35,000,000	32,296,291
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,919,012
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	13,750,000	12,411,376
7.75%, 05/14/2038	725,000	865,787
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	10,202,000	10,142,272
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	89,609,000	91,489,411
5.00% to 11/12/2031 then SOFR + 1.16%, 11/12/2032 (Callable 11/12/2031)(a)	6,150,000	6,145,822
Bank of Montreal
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	15,350,000	15,352,412
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	11,000,000	11,070,254
4.34% (SOFR + 0.89%), 03/19/2030 (Callable 03/19/2029)	40,000,000	39,633,754
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)	5,000,000	4,921,891
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	37,455,000	33,591,977
Bank of Nova Scotia
5.40%, 06/04/2027	25,000,000	25,236,596
5.25%, 06/12/2028	7,000,000	7,107,217
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	32,000,000	32,155,673

The accompanying notes are an integral part of these financial statements.

103

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.25% (SOFR + 0.73%), 02/02/2030 (Callable 02/02/2029)	$44,240,000	$43,695,003
4.74% to 11/10/2031 then SOFR + 1.44%, 11/10/2032 (Callable 11/10/2031)	7,775,000	7,723,429
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	24,400,000	23,566,053
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	15,000,000	15,052,301
5.19%, 02/16/2028(a)	15,000,000	15,145,285
5.79%, 07/13/2028(a)	6,000,000	6,128,415
4.54%, 01/15/2031(a)	32,475,000	31,938,697
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	10,000,000	9,958,323
4.48% to 11/11/2028 then SOFR + 1.08%, 11/11/2029 (Callable 11/11/2028)	5,466,000	5,427,913
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	8,003,000	8,169,291
4.94% to 09/10/2029 then SOFR + 1.56%, 09/10/2030 (Callable 09/10/2029)	41,750,000	41,822,753
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	30,647,000	31,077,783
2.65% to 06/24/2030 then 1 yr. CMT Rate + 1.90%, 06/24/2031 (Callable 06/24/2030)	2,150,000	1,971,376
7.44% to 11/02/2032 then 1 yr. CMT Rate + 3.50%, 11/02/2033 (Callable 11/02/2032)	10,000,000	11,145,171
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	31,650,000	33,299,164
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	20,000,000	21,596,859
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	15,000,000	14,894,476
5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036 (Callable 02/25/2035)	26,700,000	27,201,290
5.21% to 02/24/2036 then SOFR + 1.51%, 02/24/2037 (Callable 02/24/2036)	20,000,000	19,477,238
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054)(a)	25,675,000	26,174,662

	Par	Value
Belrose Funding Trust II, 6.79%, 05/15/2055 (Callable 11/15/2054)(a)	$11,600,000	$11,877,381
BGC Group, Inc.
8.00%, 05/25/2028 (Callable 04/25/2028)	15,000,000	15,666,819
6.60%, 06/10/2029 (Callable 05/10/2029)	25,000,000	25,775,624
BNP Paribas SA
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027)(a)	16,000,000	15,478,523
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028)(a)	6,825,000	6,830,824
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028)(a)	12,296,000	11,622,509
4.89% to 06/30/2029 then SOFR + 0.94%, 06/30/2030 (Callable 06/30/2029)(a)	30,000,000	29,995,852
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029)(a)	47,000,000	47,519,653
3.05% to 01/13/2030 then SOFR + 1.51%, 01/13/2031 (Callable 01/13/2030)(a)	10,500,000	9,863,886
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031 (Callable 05/09/2030)(a)	20,000,000	20,107,371
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	25,000,000	22,715,326
4.92% to 01/15/2033 then SOFR + 1.29%, 01/15/2034 (Callable 01/15/2033)(a)	25,000,000	24,525,139
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030)(a)	5,000,000	4,516,457
5.91% to 11/19/2034 then SOFR + 1.92%, 11/19/2035 (Callable 11/19/2034)(a)	18,000,000	18,359,456
BPCE SA
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030)(a)	22,000,000	22,601,937
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031)(a)	26,065,000	23,041,291
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	51,889,000	46,146,906
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033)(a)	22,896,000	24,928,606

The accompanying notes are an integral part of these financial statements.

104

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	$42,080,000	$43,773,800
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	10,000,000	10,255,896
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036 (Callable 05/28/2035)(a)	12,000,000	12,309,379
5.77% to 06/02/2036 then SOFR + 1.63%, 06/02/2037 (Callable 06/02/2036)(a)	9,625,000	9,647,444
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(a)	20,000,000	20,121,127
Broadstone Net Lease LLC, 5.00%, 11/01/2032 (Callable 09/01/2032)	4,000,000	3,943,499
Brown & Brown, Inc., 4.50%, 03/15/2029 (Callable 12/15/2028)	11,840,000	11,753,043
Canadian Imperial Bank of Commerce
4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029 (Callable 03/31/2028)	16,000,000	16,062,314
4.28% (SOFR + 0.79%), 01/29/2030 (Callable 01/29/2029)	10,250,000	10,136,875
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	5,425,000	5,401,991
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	12,000,000	12,181,514
4.58% to 09/08/2030 then SOFR + 1.17%, 09/08/2031 (Callable 09/08/2030)	15,000,000	14,853,139
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027)(a)	5,000,000	4,985,022
7.20%, 12/12/2028 (Callable 11/12/2028)(a)	25,000,000	25,936,259
Capital One Financial Corp.
3.80%, 01/31/2028 (Callable 12/31/2027)	6,960,000	6,873,785
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,124,257
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	10,600,000	10,899,829
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	18,250,000	17,574,916
4.49% to 09/11/2030 then SOFR + 1.25%, 09/11/2031 (Callable 09/11/2030)	13,000,000	12,755,521

	Par	Value
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	$10,000,000	$10,967,975
5.27% to 05/10/2032 then SOFR + 2.37%, 05/10/2033 (Callable 05/10/2032)	18,775,000	18,828,501
6.38% to 06/08/2033 then SOFR + 2.86%, 06/08/2034 (Callable 06/08/2033)	15,000,000	15,872,231
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	25,000,000	28,751,402
5.40% (SOFR + 1.51%), 01/30/2037 (Callable 01/30/2036)	14,550,000	14,358,812
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	28,280,000	28,829,783
4.65%, 09/13/2028 (Callable 06/13/2028)	33,225,000	33,273,440
Centene Corp.
4.25%, 12/15/2027 (Callable 07/16/2026)	8,118,000	8,075,368
2.45%, 07/15/2028 (Callable 05/15/2028)	27,000,000	25,657,338
4.63%, 12/15/2029 (Callable 07/31/2026)	24,388,000	23,657,488
3.38%, 02/15/2030 (Callable 07/16/2026)	4,175,000	3,891,033
3.00%, 10/15/2030 (Callable 07/15/2030)	10,000,000	9,050,467
2.50%, 03/01/2031 (Callable 12/01/2030)	74,850,000	65,393,497
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,534,657
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030 (Callable 05/18/2030)(a)	20,933,000	21,200,446
5.13%, 01/27/2032 (Callable 12/27/2031)(a)	10,000,000	9,880,312
6.20%, 06/18/2035 (Callable 03/18/2035)(a)	5,000,000	5,109,535
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	25,694,000	25,607,353
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	10,450,000	10,561,488
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	30,000,000	29,789,267
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	10,000,000	9,856,282

The accompanying notes are an integral part of these financial statements.

105

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	$6,750,000	$6,772,336
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	80,000,000	73,507,886
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	10,000,000	9,869,818
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	5,000,000	4,494,937
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,330,563
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036 (Callable 03/27/2035)	32,000,000	32,230,811
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 07/11/2026)	23,400,000	23,375,479
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	56,813,000	58,230,534
3.25%, 04/30/2030 (Callable 01/30/2030)	40,000,000	37,847,608
CNA Financial Corp., 5.50%, 06/15/2033 (Callable 03/15/2033)	14,250,000	14,446,767
CNO Financial Group, Inc., 6.45%, 06/15/2034 (Callable 03/15/2034)	15,000,000	15,630,521
CNO Global Funding
5.88%, 06/04/2027(a)	18,000,000	18,202,016
4.38%, 09/08/2028(a)	17,650,000	17,449,735
2.65%, 01/06/2029(a)	8,970,000	8,496,600
4.95%, 09/09/2029(a)	3,000,000	2,997,921
4.70%, 12/11/2030(a)	40,000,000	39,365,602
5.20%, 06/11/2031(a)	21,375,000	21,385,049
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	32,454,000	29,348,180
3.78%, 03/14/2032(a)	12,450,000	11,635,540
5.84%, 03/13/2034(a)	8,800,000	9,057,406
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029)(a)	35,000,000	33,516,569
Compeer Financial FLCA/Compeer Financial PCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (Callable 06/01/2031)(a)	5,500,000	4,725,105
Constellation Global Funding, 4.85%, 10/22/2030(a)	32,500,000	31,829,589

	Par	Value
Cooperatieve Rabobank UA
3.75%, 07/21/2026	$36,000,000	$35,982,195
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	12,760,000	12,778,360
5.56% to 02/28/2028 then 1 yr. CMT Rate + 1.40%, 02/28/2029 (Callable 02/28/2028)(a)	5,301,000	5,384,099
Corebridge Global Funding
4.90%, 01/07/2028(a)	12,000,000	12,054,690
5.20%, 01/12/2029(a)	5,900,000	5,956,512
4.80%, 05/29/2029(a)	15,500,000	15,473,590
5.20%, 06/24/2029(a)	6,000,000	6,057,193
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027)(a)	8,000,000	7,997,503
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028)(a)	13,000,000	13,101,285
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	15,000,000	15,489,373
3.25%, 01/14/2030(a)	13,043,000	12,268,012
4.66% to 01/12/2031 then SOFR + 1.17%, 01/12/2032 (Callable 01/12/2031)(a)	34,200,000	33,661,306
5.19% to 08/01/2031 then SOFR + 1.13%, 08/01/2032 (Callable 08/01/2031)(a)	25,000,000	25,118,698
5.51%, 07/05/2033(a)	5,000,000	5,162,047
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	52,000,000	54,103,944
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	21,636,000	21,609,187
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029)(a)	20,800,000	21,276,087
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029)(a)	20,000,000	19,890,362
5.00% to 03/27/2031 then 1 yr. CMT Rate + 0.98%, 03/27/2032 (Callable 03/27/2031)(a)	11,000,000	10,996,608
Deutsche Bank AG
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	12,000,000	12,009,825

The accompanying notes are an integral part of these financial statements.

106

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	$6,000,000	$5,949,870
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	25,000,000	26,151,229
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)	8,000,000	8,030,795
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)	7,020,000	7,093,407
5.88% to 07/08/2030 then SOFR + 5.44%, 07/08/2031 (Callable 04/08/2030)	1,111,000	1,128,679
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	18,750,000	17,698,928
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	46,714,000	43,717,942
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,500,000	5,006,030
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	67,758,000	62,116,548
7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034 (Callable 11/10/2032)	4,000,000	4,317,951
Deutsche Bank AG/New York NY
5.37% to 01/10/2028 then SOFR + 1.21%, 01/10/2029 (Callable 01/10/2028)	2,980,000	3,009,098
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	5,000,000	5,150,211
Digital Realty Trust LP
4.45%, 07/15/2028 (Callable 04/15/2028)	7,000,000	6,975,562
3.60%, 07/01/2029 (Callable 04/01/2029)	41,950,000	40,638,430
DNB Bank ASA, 4.38% to 11/04/2030 then SOFR + 1.05%, 11/04/2031 (Callable 11/04/2030)(a)	15,000,000	14,712,459
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)	7,000,000	7,014,991
6.10%, 10/15/2052 (Callable 04/15/2052)	3,078,000	3,156,605
5.13%, 02/15/2053 (Callable 08/15/2052)	5,200,000	4,650,845
5.70%, 02/15/2055 (Callable 08/15/2054)	9,000,000	8,747,415

	Par	Value
EQT AB, 5.85%, 05/08/2035 (Callable 02/08/2035)(a)	$17,800,000	$17,878,528
Equitable America Global Funding, 5.13%, 06/15/2031(a)	50,000,000	50,176,160
Equitable Financial Life Global Funding, 5.45%, 03/03/2028(a)	4,620,000	4,666,647
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	1,284,000	1,270,118
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	2,575,000	2,554,061
5.70%, 04/01/2028 (Callable 03/01/2028)	3,650,000	3,713,511
2.20%, 10/15/2030 (Callable 07/15/2030)	6,950,000	6,232,595
2.55%, 06/01/2031 (Callable 03/01/2031)	11,000,000	9,861,716
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028(a)	22,000,000	22,417,968
4.57%, 08/26/2030(a)	13,800,000	13,709,824
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	4,000,000	3,994,249
First Citizens BancShares, Inc.
5.23% to 03/12/2030 then SOFR + 1.41%, 03/12/2031 (Callable 03/12/2030)	12,500,000	12,473,905
4.87% to 03/03/2031 then SOFR + 1.49%, 03/03/2032 (Callable 03/03/2031)	29,500,000	28,691,044
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)	6,000,000	6,037,182
First Republic Bank, 4.63%, 02/13/2047 (Callable 08/13/2046)(b)	1,850,000	185
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030)(a)	15,000,000	13,963,939
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032)(a)	5,800,000	6,020,088
FMR LLC
4.95%, 02/01/2033(a)	4,235,000	4,215,155
6.50%, 12/14/2040(a)	1,820,000	1,993,229
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030 (Callable 12/11/2029)	52,976,000	53,405,633
Gabx Leasing LLC, 4.63%, 04/15/2031 (Callable 03/15/2031)(a)	11,550,000	11,388,744
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	9,350,000	9,329,158

The accompanying notes are an integral part of these financial statements.

107

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Goldman Sachs Capital I, 6.35%, 02/15/2034	$125,000	$130,122
Goldman Sachs Group, Inc.
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	11,000,000	10,906,394
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	17,875,000	17,594,216
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	31,050,000	30,780,333
4.15% (SOFR + 0.90%), 10/21/2029 (Callable 10/21/2028)	11,563,000	11,399,962
4.59% (SOFR + 0.99%), 04/20/2030 (Callable 04/20/2029)	8,000,000	7,954,847
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	66,366,000	66,754,830
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	10,000,000	9,952,577
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031 (Callable 04/23/2030)	15,000,000	15,149,490
4.52% to 01/21/2031 then SOFR + 0.96%, 01/21/2032 (Callable 01/21/2031)	25,000,000	24,528,213
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	45,000,000	39,582,089
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	22,275,000	20,004,930
4.97% to 06/03/2031 then SOFR + 1.03%, 06/03/2032 (Callable 06/03/2031)	15,000,000	14,991,351
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	11,332,000	10,015,365
6.75%, 10/01/2037	300,000	327,161
Goodman US Finance Six LLC, 5.13%, 10/07/2034 (Callable 07/07/2034)(a)	10,000,000	9,846,937
Grand River Funding Trust I, 6.31%, 02/15/2036 (Callable 11/15/2035)(a)	15,000,000	15,045,604
Grand River Funding Trust II, 7.28%, 02/15/2056 (Callable 08/15/2055)(a)	20,000,000	20,768,763

	Par	Value
Guardian Life Insurance Co. of America
4.88%, 06/19/2064(a)	$6,715,000	$5,681,907
3.70%, 01/22/2070 (Callable 07/22/2069)(a)	4,510,000	2,950,480
4.85%, 01/24/2077(a)	16,363,000	13,572,039
Hanover Insurance Group, Inc., 5.50%, 09/01/2035 (Callable 06/01/2035)	13,575,000	13,669,528
Hartford Insurance Group, Inc., 6.10%, 10/01/2041	2,925,000	3,073,513
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	10,000,000	10,089,189
Henneman Trust, 6.58%, 05/15/2055 (Callable 11/15/2054)(a)	13,098,000	13,570,507
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047)(a)	7,000,000	5,929,702
High Street Funding Trust III, 5.81%, 02/15/2055 (Callable 08/15/2054)(a)	14,350,000	14,086,406
Highmark, Inc., 5.75%, 05/15/2036 (Callable 02/15/2036)(a)	20,000,000	20,153,480
Horace Mann Educators Corp., 4.70%, 10/01/2030 (Callable 09/01/2030)	19,200,000	19,012,460
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034)(a)	10,000,000	9,717,444
Horseshoe Funding Trust I, 6.06%, 02/15/2036 (Callable 11/15/2035)(a)	15,000,000	15,236,381
Host Hotels & Resorts LP
3.50%, 09/15/2030 (Callable 06/15/2030)	15,288,000	14,458,386
5.70%, 06/15/2032 (Callable 04/15/2032)	20,000,000	20,585,488
5.70%, 07/01/2034 (Callable 04/01/2034)	15,000,000	15,324,012
5.50%, 04/15/2035 (Callable 01/15/2035)	4,000,000	4,013,818
HSBC Holdings PLC
5.21% to 08/11/2027 then SOFR + 2.61%, 08/11/2028 (Callable 08/11/2027)	4,014,000	4,041,575
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	22,654,000	21,951,157
7.39% to 11/03/2027 then SOFR + 3.35%, 11/03/2028 (Callable 11/03/2027)	15,000,000	15,531,710
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	15,000,000	15,099,243

The accompanying notes are an integral part of these financial statements.

108

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	$20,000,000	$20,076,023
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	6,000,000	6,141,458
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	19,471,000	19,413,529
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	10,000,000	9,482,233
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	4,775,000	4,658,732
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	10,000,000	10,127,270
5.13% to 03/03/2030 then SOFR + 1.29%, 03/03/2031 (Callable 03/03/2030)	10,200,000	10,261,137
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	31,529,000	28,496,568
5.79% to 05/13/2035 then SOFR + 1.88%, 05/13/2036 (Callable 05/13/2035)	12,000,000	12,371,382
Humana, Inc.
5.38%, 04/15/2031 (Callable 02/15/2031)	8,150,000	8,260,021
5.95%, 03/15/2034 (Callable 12/15/2033)	30,000,000	31,054,530
5.55%, 05/01/2035 (Callable 02/01/2035)	8,925,000	8,937,276
8.15%, 06/15/2038	8,983,000	10,608,058
Huntington Bancshares, Inc.
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029 (Callable 08/21/2028)	8,327,000	8,571,480
5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	13,000,000	13,152,638
4.62% to 01/28/2031 then SOFR + 0.99%, 01/28/2032 (Callable 01/28/2031)	40,000,000	39,336,502
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	15,125,000	15,408,114
Invitation Homes Operating Partnership LP, 5.45%, 08/15/2030 (Callable 06/15/2030)	15,000,000	15,248,962

	Par	Value
Jackson Financial, Inc.
3.13%, 11/23/2031 (Callable 08/23/2031)	$15,000,000	$13,431,047
6.15%, 01/15/2037 (Callable 10/15/2036)	10,000,000	9,974,945
Jackson National Life Global Funding
5.55%, 07/02/2027(a)	20,000,000	20,178,667
4.80%, 04/09/2029(a)	35,000,000	34,795,572
4.55%, 09/09/2030(a)	15,000,000	14,703,879
Jane Street Group/JSG Finance, Inc., 6.13%, 11/01/2032 (Callable 11/01/2027)(a)	1,500,000	1,500,312
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)	20,000,000	20,188,415
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	14,625,000	14,635,918
6.45%, 06/08/2027	1,300,000	1,320,225
5.88%, 07/21/2028 (Callable 06/21/2028)	26,171,000	26,675,590
4.15%, 01/23/2030	30,200,000	29,176,785
5.13%, 04/28/2031 (Callable 03/28/2031)	18,000,000	17,768,259
6.20%, 04/14/2034 (Callable 01/14/2034)	23,000,000	23,540,680
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	10,000,000	9,933,457
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	55,000,000	55,241,190
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	25,000,000	24,992,604
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	51,000,000	50,155,884
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029 (Callable 01/24/2028)	16,700,000	16,781,021
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	18,000,000	17,159,876
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	30,500,000	28,115,192
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	5,000,000	4,401,201
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	15,000,000	13,518,705
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	13,500,000	14,041,537

The accompanying notes are an integral part of these financial statements.

109

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (Callable 07/22/2034)	$7,175,000	$7,249,471
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)	5,725,000	5,649,001
5.15% (SOFR + 1.26%), 04/23/2037 (Callable 04/23/2036)	12,000,000	11,913,562
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028)(a)	26,451,000	26,911,931
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029)(a)	34,995,000	35,113,657
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	6,000,000	5,415,610
Liberty Mutual Group, Inc.
6.50%, 03/15/2035(a)	750,000	800,315
5.25%, 05/01/2036 (Callable 02/01/2036)(a)	10,350,000	10,229,533
3.95%, 10/15/2050 (Callable 04/15/2050)(a)	900,000	668,951
Liberty Mutual Insurance Co., 7.70%, 10/15/2097(a)	375,000	420,934
Lincoln Financial Global Funding, 4.95%, 05/21/2031(a)	12,400,000	12,346,029
Lincoln National Corp.
2.33%, 08/15/2030 (Callable 05/15/2030)	33,383,000	30,248,908
3.40%, 01/15/2031 (Callable 10/15/2030)	4,100,000	3,853,315
5.35%, 11/15/2035 (Callable 08/15/2035)	13,000,000	12,704,513
6.30%, 10/09/2037	2,190,000	2,302,519
Lineage OP LP, 5.25%, 07/15/2030 (Callable 06/15/2030)	14,250,000	14,275,824
Lloyds Banking Group PLC
4.38%, 03/22/2028	15,000,000	14,956,108
3.57% to 11/07/2027 then 3 mo. LIBOR USD + 1.21%, 11/07/2028 (Callable 11/07/2027)(c)	39,477,000	38,959,901
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	25,363,000	25,537,018
5.87% to 03/06/2028 then 1 yr. CMT Rate + 1.70%, 03/06/2029 (Callable 03/06/2028)	11,300,000	11,517,804

	Par	Value
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030 (Callable 06/05/2029)	$10,000,000	$10,265,130
4.43% to 11/04/2030 then 1 yr. CMT Rate + 0.82%, 11/04/2031 (Callable 11/04/2030)	14,450,000	14,188,245
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	30,000,000	30,827,392
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	7,725,000	8,031,560
4.00%, 03/15/2029 (Callable 07/31/2026)(a)	53,382,000	51,893,613
5.20%, 03/15/2030 (Callable 02/15/2030)	16,500,000	16,607,968
5.15%, 06/15/2030 (Callable 05/15/2030)	5,600,000	5,617,738
4.38%, 05/15/2031 (Callable 07/11/2026)(a)	4,000,000	3,844,342
6.00%, 05/20/2034 (Callable 02/20/2034)	35,556,000	36,371,558
5.75%, 06/15/2035 (Callable 03/15/2035)	8,500,000	8,508,036
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029 (Callable 10/30/2028)	26,406,000	27,966,344
Macquarie Airfinance Holdings Ltd.
5.20%, 03/27/2028 (Callable 02/27/2028)(a)	29,220,000	29,305,908
6.40%, 03/26/2029 (Callable 02/26/2029)(a)	20,659,000	21,265,289
5.15%, 03/17/2030 (Callable 02/17/2030)(a)	30,717,000	30,631,656
6.50%, 03/26/2031 (Callable 01/26/2031)(a)	30,605,000	31,983,301
Macquarie Bank Ltd.
3.62%, 06/03/2030(a)	28,805,000	27,331,873
6.80%, 01/18/2033(a)	10,000,000	10,736,479
5.64% to 08/13/2035 then 1 yr. CMT Rate + 1.45%, 08/13/2036 (Callable 08/13/2035)(a)	12,000,000	11,964,367
Macquarie Group Ltd.
3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (Callable 11/28/2027)(a)	6,440,000	6,354,997
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031)(a)	16,751,000	15,058,454
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	19,560,000	17,448,803

The accompanying notes are an integral part of these financial statements.

110

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033)(a)	$9,477,000	$10,083,686
Manufacturers & Traders Trust Co., 4.55% to 04/18/2029 then SOFR + 0.94%, 04/18/2030 (Callable 04/18/2029)	12,000,000	11,919,295
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051)(a)	15,000,000	10,839,323
Marex Group PLC
6.40%, 11/04/2029 (Callable 10/04/2029)	15,000,000	15,362,004
5.68%, 04/21/2031 (Callable 03/21/2031)	20,000,000	20,007,771
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053 (Callable 09/15/2052)	4,000,000	3,795,851
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041(a)	9,000,000	8,216,733
5.95%, 06/01/2056 (Callable 12/01/2055)(a)	10,000,000	9,905,753
5.08% (3 mo. LIBOR USD + 3.19%), 02/15/2069 (Callable 02/15/2049)(a)(c)	26,000,000	23,028,333
3.73%, 10/15/2070(a)	19,253,000	12,377,235
4.90%, 04/01/2077(a)	13,000,000	10,319,667
MassMutual Global Funding II, 4.00%, 01/22/2029(a)	11,000,000	10,838,376
MBIA Insurance Corp., 15.19% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(b)	700,000	1,400
Mercury General Corp., 6.25%, 06/15/2036 (Callable 03/15/2036)	10,000,000	10,175,178
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,109,416
Metropolitan Life Global Funding I
2.95%, 04/09/2030(a)	9,025,000	8,479,203
5.15%, 03/28/2033(a)	12,656,000	12,797,921
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	24,400,000	24,361,644
5.20% to 01/16/2030 then 1 yr. CMT Rate + 0.78%, 01/16/2031 (Callable 01/16/2030)	12,625,000	12,781,935
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,000,000	3,062,826

	Par	Value
5.16% to 04/24/2030 then 1 yr. CMT Rate + 1.17%, 04/24/2031 (Callable 04/24/2030)	$5,500,000	$5,557,526
5.33% to 04/21/2036 then 1 yr. CMT Rate + 1.02%, 04/21/2037 (Callable 04/21/2036)	7,500,000	7,479,684
Mizuho Financial Group, Inc.
3.17%, 09/11/2027	22,000,000	21,677,109
4.02%, 03/05/2028	2,650,000	2,630,751
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029 (Callable 07/06/2028)	14,719,000	15,038,117
4.78% to 07/13/2029 then 1 yr. CMT Rate + 0.68%, 07/13/2030 (Callable 07/13/2029)	32,500,000	32,441,363
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	7,250,000	6,451,902
Molina Healthcare, Inc.
6.50%, 02/15/2031 (Callable 12/15/2027)(a)	13,950,000	14,191,265
6.25%, 01/15/2033 (Callable 01/15/2028)(a)	5,000,000	5,008,385
Morgan Stanley
3.59%, 07/22/2028 (Callable 07/22/2027)(d)	22,350,000	22,105,392
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	25,000,000	25,531,657
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	8,586,000	8,469,302
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,060,759
4.99% (SOFR + 1.38%), 04/12/2029 (Callable 04/12/2028)	15,000,000	15,081,526
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	75,237,000	75,830,028
4.24% (SOFR + 0.80%), 01/09/2030 (Callable 01/09/2029)	8,000,000	7,895,515
4.36% to 10/22/2030 then SOFR + 1.07%, 10/22/2031 (Callable 10/22/2030)	15,000,000	14,666,017
4.49% to 01/16/2031 then SOFR + 0.95%, 01/16/2032 (Callable 01/16/2031)	18,300,000	17,944,288

The accompanying notes are an integral part of these financial statements.

111

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.71% to 03/12/2031 then SOFR + 1.20%, 03/12/2032 (Callable 03/12/2031)	$27,000,000	$26,666,338
4.81% to 04/16/2031 then SOFR + 1.18%, 04/16/2032 (Callable 04/16/2031)	51,000,000	50,603,534
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	9,705,000	8,513,826
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	5,000,000	5,330,453
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,600,000	8,733,403
Morgan Stanley Bank NA
5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	17,000,000	17,142,549
4.79% to 05/10/2029 then SOFR + 0.97%, 05/10/2030 (Callable 05/10/2029)	14,250,000	14,264,074
Mutual of Omaha Cos. Global Funding
4.75%, 10/15/2029(a)	12,675,000	12,657,192
4.55%, 01/13/2031(a)	78,450,000	77,412,195
National Australia Bank Ltd.
2.33%, 08/21/2030(a)	60,200,000	54,256,285
2.99%, 05/21/2031(a)	49,495,000	45,010,037
6.43%, 01/12/2033(a)	12,025,000	12,764,975
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029)(a)	16,000,000	15,465,222
5.90% to 01/14/2035 then 1 yr. CMT Rate + 1.30%, 01/14/2036 (Callable 01/14/2035)(a)	6,000,000	6,143,765
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032)(a)	14,000,000	12,651,733
5.63% to 06/04/2036 then 1 yr. CMT Rate + 1.18%, 06/04/2037 (Callable 06/04/2036)(a)	23,000,000	22,968,041
National Bank of Canada
4.95% to 02/01/2027 then SOFR + 0.80%, 02/01/2028 (Callable 02/01/2027)	15,000,000	15,038,822
5.60%, 12/18/2028	20,000,000	20,474,270
4.50%, 10/10/2029	10,000,000	9,945,678
4.93% to 06/04/2031 then SOFR + 1.01%, 06/04/2032 (Callable 06/04/2031)	11,500,000	11,473,693

	Par	Value
Nationwide Building Society
4.00%, 09/14/2026(a)	$63,394,000	$63,329,226
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026)(a)	8,000,000	8,045,385
4.30% to 03/08/2028 then 3 mo. LIBOR USD + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(c)	26,250,000	26,113,751
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028)(a)	25,530,000	25,520,134
3.96% to 07/18/2029 then 3 mo. LIBOR USD + 1.86%, 07/18/2030 (Callable 07/18/2029)(a)(c)	33,892,000	33,008,566
5.54% to 07/14/2035 then SOFR + 1.65%, 07/14/2036 (Callable 07/14/2035)(a)	19,525,000	19,669,770
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049)(a)	17,500,000	13,080,500
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031(a)	10,250,000	11,629,710
7.88%, 04/01/2033(a)	5,600,000	6,244,089
9.38%, 08/15/2039(a)	23,409,000	30,357,161
NatWest Group PLC
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029 (Callable 05/18/2028)(c)	5,150,000	5,163,952
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	32,500,000	33,213,342
4.45% to 05/08/2029 then 3 mo. LIBOR USD + 1.87%, 05/08/2030 (Callable 05/08/2029)(c)	11,000,000	10,895,994
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	22,500,000	22,566,759
4.98% to 06/18/2031 then 1 yr. CMT Rate + 0.80%, 06/18/2032 (Callable 06/18/2031)	20,275,000	20,262,816
6.02% to 03/02/2033 then 1 yr. CMT Rate + 2.10%, 03/02/2034 (Callable 03/02/2033)	4,200,000	4,413,040
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	4,500,000	4,666,420
NatWest Markets PLC, 4.89%, 03/27/2031(a)	35,375,000	35,339,731

The accompanying notes are an integral part of these financial statements.

112

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
New York Life Global Funding, 5.00%, 06/06/2029(a)	$11,700,000	$11,848,645
New York Life Insurance Co.
6.75%, 11/15/2039(a)	25,105,000	27,782,039
4.45%, 05/15/2069 (Callable 11/15/2068)(a)	14,500,000	11,122,393
Nippon Life Insurance Co., 5.05%, 04/02/2033 (Callable 02/02/2033)(a)	11,725,000	11,755,142
NLG Global Funding
5.40%, 01/23/2030(a)	9,800,000	9,952,167
4.35%, 09/15/2030(a)	18,825,000	18,412,670
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	5,700,000	5,814,921
Nomura Holdings, Inc.
5.59%, 07/02/2027	15,000,000	15,167,364
2.17%, 07/14/2028	30,000,000	28,507,401
2.71%, 01/22/2029	9,600,000	9,115,018
5.00%, 06/29/2029	5,000,000	5,012,011
3.10%, 01/16/2030	17,485,000	16,435,756
Northwestern Mutual Life Insurance Co., 6.05%, 06/30/2056 (Callable 12/30/2055)(a)	21,800,000	22,183,511
Old Republic International Corp.
5.75%, 03/28/2034 (Callable 12/28/2033)	10,000,000	10,173,643
5.70%, 06/01/2036 (Callable 03/01/2036)	29,375,000	29,480,925
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (Callable 02/15/2035)(a)	10,475,000	10,838,612
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061(a)	9,700,000	6,428,927
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035 (Callable 10/15/2034)	10,000,000	9,783,289
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053)(a)	10,000,000	10,113,646
Pinnacle Financial Partners, Inc.
6.17% to 11/01/2029 then SOFR + 2.35%, 11/01/2030 (Callable 11/01/2029)	15,000,000	15,352,691
5.60% to 05/19/2031 then SOFR + 1.70%, 05/19/2032 (Callable 05/19/2031)	8,000,000	8,025,580
Pricoa Global Funding I
5.10%, 05/30/2028(a)	4,700,000	4,743,280
4.65%, 08/27/2031(a)	6,650,000	6,595,361
Principal Financial Group, Inc., 4.11%, 02/15/2028 (Callable 11/15/2027)(a)	9,000,000	8,928,362

	Par	Value
Principal Life Global Funding II
5.10%, 01/25/2029(a)	$10,000,000	$10,093,972
4.45%, 01/13/2031(a)	65,000,000	63,939,672
Prologis LP, 5. 25%, 06/15/2053 (Callable 12/15/2052)	6,600,000	6,254,876
Protective Life Corp.
4.30%, 09/30/2028 (Callable 06/30/2028)(a)	4,105,000	4,057,607
5.35%, 12/15/2035 (Callable 09/15/2035)(a)	28,300,000	27,802,968
Protective Life Global Funding, 5.22%, 06/12/2029(a)	15,850,000	16,047,448
Raymond James Financial, Inc., 4.95%, 07/15/2046	15,000,000	13,399,369
Realty Income Corp., 5.38%, 09/01/2054 (Callable 03/01/2054)	7,000,000	6,792,910
Regions Banks, 6.45%, 06/26/2037	3,864,000	4,120,662
Rexford Industrial Realty LP, 2.13%, 12/01/2030 (Callable 09/01/2030)	13,000,000	11,526,836
Rocket Cos., Inc.
6.13%, 08/01/2030 (Callable 08/01/2027)(a)	5,000,000	5,085,860
6.13%, 08/01/2031 (Callable 08/01/2028)(a)	5,000,000	5,106,609
Sammons Financial Group Global Funding
5.05%, 01/10/2028(a)	16,500,000	16,536,048
5.10%, 12/10/2029(a)	11,650,000	11,698,920
4.80%, 12/12/2030(a)	40,000,000	39,484,822
Sammons Financial Group, Inc., 3.35%, 04/16/2031 (Callable 01/16/2031)(a)	25,000,000	23,055,212
Santander Holdings USA, Inc.
5.04% (SOFR + 1.10%), 06/05/2030 (Callable 06/05/2029)	8,000,000	7,998,226
5.35% to 09/06/2029 then SOFR + 1.94%, 09/06/2030 (Callable 09/06/2029)	4,500,000	4,539,620
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035 (Callable 05/31/2034)	15,000,000	15,798,909
5.70% (SOFR + 1.60%), 06/05/2037 (Callable 06/05/2036)	22,750,000	22,732,087
Santander UK Group Holdings PLC
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	10,014,000	10,278,502
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)	14,960,000	14,803,273

The accompanying notes are an integral part of these financial statements.

113

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	$3,550,000	$3,641,326
5.14% to 09/22/2035 then SOFR + 1.58%, 09/22/2036 (Callable 09/22/2035)	13,925,000	13,533,511
SMBC Aviation Capital Finance DAC
2.30%, 06/15/2028 (Callable 04/15/2028)(a)	8,435,000	8,058,990
5.30%, 04/03/2029 (Callable 03/03/2029)(a)	10,000,000	10,119,740
5.70%, 07/25/2033 (Callable 04/25/2033)(a)	35,000,000	35,876,032
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	57,037,000	57,553,983
Societe Generale SA
4.25%, 08/19/2026(a)	10,572,000	10,567,243
5.25%, 02/19/2027(a)	18,000,000	18,087,882
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028)(a)	14,275,000	14,627,161
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028)(a)	13,975,000	14,128,580
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	7,475,000	7,603,040
4.45% to 04/12/2029 then SOFR + 1.10%, 04/12/2030 (Callable 04/12/2029)(a)	25,000,000	24,673,755
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030)(a)	13,575,000	13,790,450
5.37% to 05/27/2031 then SOFR + 1.28%, 05/27/2032 (Callable 05/27/2031)(a)	20,000,000	20,116,995
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031)(a)	18,760,000	16,896,997
5.40% to 08/08/2033 then SOFR + 1.51%, 08/08/2034 (Callable 08/08/2033)(a)	30,000,000	29,802,083
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034)(a)	4,000,000	4,146,551
3.63%, 03/01/2041(a)	9,200,000	6,796,103
4.03% to 01/21/2042 then 1 yr. CMT Rate + 1.90%, 01/21/2043 (Callable 01/21/2042)(a)	3,600,000	2,729,082

	Par	Value
7.13% to 01/19/2054 then 1 yr. CMT Rate + 2.95%, 01/19/2055 (Callable 01/19/2054)(a)	$13,000,000	$13,613,617
Standard Chartered PLC
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	18,000,000	17,815,080
7.77% to 11/16/2027 then 1 yr. CMT Rate + 3.45%, 11/16/2028 (Callable 11/16/2027)(a)	15,000,000	15,611,757
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028)(a)	4,000,000	4,089,616
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028)(a)	15,000,000	15,177,998
4.30% to 01/13/2029 then 1 yr. CMT Rate + 0.77%, 01/13/2030 (Callable 01/13/2029)(a)	30,750,000	30,358,603
7.02% to 02/08/2029 then 1 yr. CMT Rate + 2.20%, 02/08/2030 (Callable 02/08/2029)(a)	3,000,000	3,155,238
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029)(a)	30,000,000	30,120,792
4.53% to 06/05/2031 then 1 yr. CMT Rate + 0.95%, 06/05/2032 (Callable 06/05/2031)(a)	15,000,000	14,687,791
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031)(a)	38,925,000	34,875,181
6.10% (1 yr. CMT Rate + 2.10%), 01/11/2035 (Callable 01/11/2034)(a)	16,200,000	16,923,954
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	36,550,000	37,636,865
5.40% to 08/12/2035 then 1 yr. CMT Rate + 1.20%, 08/12/2036 (Callable 08/12/2035)(a)	5,000,000	4,994,219
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	6,325,000	6,110,335
Sumisho Air Lease Corp.
5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,160,567

The accompanying notes are an integral part of these financial statements.

114

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.85%, 03/24/2031 (Callable 02/24/2031)(a)	$15,000,000	$14,843,531
5.50%, 03/24/2036 (Callable 12/24/2035)(a)	12,000,000	11,953,707
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	30,000,000	30,437,173
5.80%, 07/13/2028	10,000,000	10,229,058
5.85%, 07/13/2030	23,375,000	24,238,523
1.71%, 01/12/2031	4,008,000	3,501,929
Svenska Handelsbanken AB, 5.50%, 06/15/2028(a)	22,195,000	22,588,131
Swedbank AB
5.41%, 03/14/2029(a)	19,000,000	19,381,720
4.90%, 03/30/2031(a)	19,000,000	19,082,154
Symetra Life Insurance Co., 6.55%, 10/01/2055 (Callable 04/01/2055)(a)	37,107,000	38,056,364
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	19,618,000	19,822,747
Synchrony Financial
3.95%, 12/01/2027 (Callable 09/01/2027)	43,000,000	42,563,711
5.15%, 03/19/2029 (Callable 12/19/2028)	35,000,000	35,005,324
5.02% (SOFR + 1.40%), 07/29/2029 (Callable 07/29/2028)	2,200,000	2,201,611
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030 (Callable 08/02/2029)	5,350,000	5,456,508
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	14,525,000	14,521,232
2.88%, 10/28/2031 (Callable 07/28/2031)	26,173,000	23,094,699
4.95% to 02/25/2031 then SOFR + 1.53%, 02/25/2032 (Callable 02/25/2031)	3,000,000	2,924,542
7.25%, 02/02/2033 (Callable 11/02/2032)	22,000,000	22,933,054
6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036 (Callable 07/29/2035)	7,869,000	7,905,679
Teachers Insurance & Annuity Association of America, 6.05%, 06/15/2056 (Callable 12/15/2055)(a)	35,000,000	35,315,788
Trinity Acquisition PLC, 6.13%, 08/15/2043	23,630,000	23,523,793
Truist Financial Corp.
4.87% to 01/26/2028 then SOFR + 1.44%, 01/26/2029 (Callable 01/26/2028)	10,000,000	10,042,680

	Par	Value
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	$8,000,000	$8,426,048
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	13,062,000	12,657,326
UBS AG, 4.63% to 02/16/2031 then SOFR + 1.11%, 02/16/2032 (Callable 02/16/2031)	33,350,000	33,090,183
UBS Group AG
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	10,000,000	9,964,931
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	24,750,000	24,638,664
3.87% to 01/12/2028 then 3 mo. LIBOR USD + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(c)	43,850,000	43,345,748
6.25% to 09/22/2028 then 1 yr. CMT Rate + 1.80%, 09/22/2029 (Callable 09/22/2028)(a)	5,000,000	5,156,061
4.21% to 04/10/2029 then SOFR + 0.84%, 04/10/2030 (Callable 04/10/2029)(a)	25,000,000	24,588,836
3.13% to 08/13/2029 then 3 mo. LIBOR USD + 1.47%, 08/13/2030 (Callable 08/13/2029)(a)(c)	11,996,000	11,390,393
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030)(a)	20,000,000	19,525,465
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031)(a)	21,550,000	18,998,479
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031)(a)	12,500,000	11,471,945
4.99% to 08/05/2032 then 1 yr. CMT Rate + 2.40%, 08/05/2033 (Callable 08/05/2032)(a)	3,000,000	2,981,674
4.84% to 11/06/2032 then SOFR + 1.29%, 11/06/2033 (Callable 11/06/2032)(a)	21,000,000	20,631,957
UnitedHealth Group, Inc., 4.63%, 07/15/2035	12,175,000	11,778,037
US Bancorp, 4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029 (Callable 02/01/2028)	3,684,000	3,686,579
Voya Financial, Inc.
5.00%, 09/20/2034 (Callable 06/20/2034)	8,500,000	8,358,585

The accompanying notes are an integral part of these financial statements.

115

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.05%, 03/02/2036 (Callable 12/02/2035)	$20,000,000	$19,452,833
Voya Global Funding, 4.60%, 11/24/2030(a)	10,000,000	9,866,311
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,089,952
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	22,095,000	21,910,327
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,500,000	5,515,021
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	20,000,000	20,097,583
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	22,955,000	23,342,744
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	12,800,000	13,240,945
4.18% (SOFR + 0.74%), 01/23/2030 (Callable 01/23/2029)	15,000,000	14,803,380
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,596,228
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034 (Callable 07/25/2033)	28,000,000	28,673,620
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	7,000,000	7,134,725
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	35,000,000	26,728,145
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033(a)	45,913,000	47,563,105
Western-Southern Global Funding
4.25%, 01/29/2029(a)	23,500,000	23,211,645
4.70%, 12/10/2032(a)	48,018,000	46,635,845
Westpac Banking Corp.
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	10,000,000	9,982,266
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	3,000,000	3,033,394
6.82%, 11/17/2033	6,000,000	6,548,653

	Par	Value
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	$10,000,000	$9,752,323
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	40,000,000	36,026,232
5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035 (Callable 11/20/2034)	32,775,000	33,044,763
Willis North America, Inc.
2.95%, 09/15/2029 (Callable 06/15/2029)	10,600,000	10,038,907
5.35%, 05/15/2033 (Callable 02/15/2033)	6,000,000	6,077,045
5.05%, 09/15/2048 (Callable 03/15/2048)	15,000,000	13,335,723
5.90%, 03/05/2054 (Callable 09/05/2053)	5,000,000	4,941,950
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	5,550,000	5,611,146
		10,179,910,687
Industrials - 24.4%
1011778 BC ULC/ New Red Finance, Inc., 6.13%, 06/15/2029 (Callable 07/11/2026)(a)	5,000,000	5,075,025
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 07/11/2026)(a)	500,000	479,395
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 07/11/2026)(a)	250,000	255,406
AbbVie, Inc., 4.30%, 05/14/2036 (Callable 11/14/2035)	3,825,000	3,611,242
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (Callable 03/15/2028)(a)	1,000,000	1,029,423
Acushnet Co., 5.63%, 12/01/2033 (Callable 12/01/2028)(a)	1,000,000	994,707
ADT Security Corp., 4.13%, 08/01/2029 (Callable 08/01/2028)(a)	2,250,000	2,157,275
Advance Auto Parts, Inc., 3.90%, 04/15/2030 (Callable 01/15/2030)	5,000,000	4,700,532
Advanced Drainage Systems, Inc.
6.38%, 06/15/2030 (Callable 07/16/2026)(a)	1,500,000	1,520,700
5.38%, 03/01/2034 (Callable 03/01/2029)(a)	500,000	488,516

The accompanying notes are an integral part of these financial statements.

116

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	$7,250,000	$6,877,688
3.63%, 03/01/2049 (Callable 09/01/2048)	8,900,000	5,965,543
AECOM, 6.00%, 08/01/2033 (Callable 08/01/2028)(a)	25,675,000	25,711,690
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	4,000,000	4,056,186
3.75%, 01/15/2030 (Callable 10/15/2029)(a)	7,425,000	7,162,040
4.00%, 01/15/2031 (Callable 10/15/2030)(a)	10,440,000	10,052,681
3.10%, 07/15/2031 (Callable 04/15/2031)(a)	27,958,000	25,560,290
5.13%, 10/01/2034 (Callable 07/01/2034)(a)	42,125,000	41,250,602
5.25%, 10/30/2035 (Callable 07/30/2035)(a)	18,500,000	18,076,217
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029 (Callable 07/31/2026)(a)	1,500,000	1,424,984
5.50%, 03/31/2031 (Callable 11/15/2027)(a)	3,000,000	2,931,282
5.63%, 03/31/2032 (Callable 03/31/2028)(a)	20,000,000	19,336,132
6.25%, 03/15/2033 (Callable 03/15/2028)(a)	1,000,000	991,191
Alcon Finance Corp.
3.00%, 09/23/2029 (Callable 06/23/2029)(a)	6,110,000	5,795,042
2.60%, 05/27/2030 (Callable 02/27/2030)(a)	6,475,000	5,979,779
Alimentation Couche-Tard, Inc., 2.95%, 01/25/2030 (Callable 10/25/2029)(a)	6,500,000	6,122,095
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	12,275,000	11,781,481
Allison Transmission, Inc., 5.88%, 12/01/2033 (Callable 12/01/2028)(a)	3,000,000	2,990,689
Alpek SAB de CV
4.25%, 09/18/2029 (Callable 06/18/2029)(a)	6,000,000	5,614,375
3.25%, 02/25/2031 (Callable 11/25/2030)(a)	10,000,000	8,750,258
Ambipar Lux Sarl
9.88%, 02/06/2031 (Callable 02/06/2027)(a)(b)	500,000	118,750
10.88%, 02/05/2033 (Callable 02/05/2029)(a)(b)	1,000,000	227,500

	Par	Value
Amcor Flexibles North America, Inc., 4.25%, 03/08/2029 (Callable 02/08/2029)	$14,025,000	$13,895,118
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	12,500,000	12,751,345
America Movil SAB de CV, 2.88%, 05/07/2030 (Callable 02/07/2030)	28,000,000	26,044,287
American Tower Corp., 4.70%, 12/15/2032 (Callable 10/15/2032)	18,775,000	18,469,667
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	5,000,000	3,898,339
4.40%, 05/01/2045 (Callable 11/01/2044)	8,000,000	6,777,498
5.65%, 03/02/2053 (Callable 09/02/2052)	21,700,000	21,120,676
Amrize Finance US LLC
3.50%, 09/22/2026 (Callable 07/11/2026)	12,565,000	12,542,967
4.95%, 04/07/2030 (Callable 03/07/2030)	10,000,000	10,066,078
7.13%, 07/15/2036	1,500,000	1,698,784
Amsted Industries, Inc., 6.38%, 03/15/2033 (Callable 03/15/2028)(a)	1,000,000	1,011,141
Anglo American Capital PLC
4.75%, 04/10/2027(a)	12,033,000	12,057,908
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	11,000,000	10,982,553
5.63%, 04/01/2030 (Callable 01/01/2030)(a)	3,000,000	3,078,609
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	16,025,000	14,703,099
5.50%, 05/02/2033 (Callable 02/02/2033)(a)	12,450,000	12,675,426
5.75%, 04/05/2034 (Callable 01/05/2034)(a)	15,000,000	15,472,369
3.95%, 09/10/2050 (Callable 03/10/2050)(a)	10,000,000	7,508,224
6.00%, 04/05/2054 (Callable 10/05/2053)(a)	5,000,000	5,004,688
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	41,166,000	37,503,147
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039 (Callable 07/23/2038)	9,975,000	10,144,044
Antero Midstream Partners LP/ Antero Midstream Finance Corp.
6.63%, 02/01/2032 (Callable 02/01/2027)(a)	3,000,000	3,064,128
5.75%, 07/01/2034 (Callable 01/01/2029)(a)	13,500,000	13,331,177

The accompanying notes are an integral part of these financial statements.

117

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Antofagasta PLC
2.38%, 10/14/2030 (Callable 07/14/2030)(a)	$6,000,000	$5,418,900
6.25%, 05/02/2034 (Callable 02/02/2034)(a)	22,187,000	23,511,808
5.63%, 09/09/2035 (Callable 06/09/2035)(a)	16,375,000	16,578,153
AP Moller - Maersk AS, 4.50%, 06/20/2029 (Callable 03/20/2029)(a)	20,575,000	20,523,951
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	14,650,000	13,563,316
Aramark Services, Inc., 5.00%, 02/01/2028 (Callable 07/31/2026)(a)	1,000,000	997,996
ArcelorMittal SA
4.25%, 07/16/2029	15,000,000	14,783,767
6.80%, 11/29/2032 (Callable 08/29/2032)	28,467,000	31,232,545
6.00%, 06/17/2034 (Callable 03/17/2034)	4,500,000	4,708,949
7.00%, 10/15/2039(e)	11,096,000	12,279,334
6.75%, 03/01/2041(e)	6,000,000	6,470,839
6.35%, 06/17/2054 (Callable 12/17/2053)	25,900,000	27,088,230
Arcos Dorados BV, 6.38%, 01/29/2032 (Callable 11/29/2031)(a)	12,000,000	12,370,560
Arcosa, Inc.
4.38%, 04/15/2029 (Callable 07/16/2026)(a)	3,000,000	2,950,768
6.88%, 08/15/2032 (Callable 08/15/2027)(a)	1,000,000	1,043,142
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 07/11/2026)(a)	9,000,000	8,854,950
4.25%, 11/01/2029 (Callable 07/11/2026)(a)	4,100,000	4,014,123
2.45%, 08/12/2031 (Callable 05/12/2031)(a)	23,840,000	21,045,870
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	17,450,000	17,823,661
5.55%, 05/30/2033 (Callable 02/28/2033)(a)	5,000,000	5,051,386
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	9,000,000	9,285,567
5.80%, 04/15/2034 (Callable 01/15/2034)(a)	6,700,000	6,826,089
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044(a)	38,350,129	37,715,239

	Par	Value
AT&T, Inc.
4.30%, 02/15/2030 (Callable 11/15/2029)	$10,980,000	$10,835,378
2.55%, 12/01/2033 (Callable 09/01/2033)	14,329,000	12,034,965
4.65%, 06/01/2044 (Callable 12/01/2043)	9,700,000	8,220,450
5.70%, 11/01/2054 (Callable 05/01/2054)	10,000,000	9,296,007
3.55%, 09/15/2055 (Callable 03/15/2055)	40,029,000	25,776,442
6.00%, 04/30/2056 (Callable 10/30/2055)	15,600,000	15,076,774
6.05%, 08/15/2056 (Callable 02/15/2056)	13,750,000	13,351,602
6.20%, 10/30/2056 (Callable 04/30/2056)	11,100,000	10,972,208
3.80%, 12/01/2057 (Callable 06/01/2057)	34,315,000	22,901,147
3.65%, 09/15/2059 (Callable 03/15/2059)	31,734,000	20,281,650
ATI, Inc., 5.88%, 06/15/2033 (Callable 06/15/2029)	1,240,000	1,257,226
Augusta SpinCo Corp., 4.40%, 03/23/2029 (Callable 02/23/2029)	13,500,000	13,404,990
AutoNation, Inc., 4.45%, 01/15/2029 (Callable 12/15/2028)	19,550,000	19,363,952
Avery Dennison Corp., 2.65%, 04/30/2030 (Callable 02/01/2030)	10,175,000	9,414,019
Ball Corp.
6.00%, 06/15/2029 (Callable 07/11/2026)	5,000,000	5,080,490
2.88%, 08/15/2030 (Callable 05/15/2030)	5,000,000	4,562,452
3.13%, 09/15/2031 (Callable 06/15/2031)	11,000,000	9,956,099
Baxter International, Inc.
2.27%, 12/01/2028 (Callable 10/01/2028)	10,229,000	9,633,016
4.45%, 02/15/2029 (Callable 01/15/2029)	12,943,000	12,792,083
4.90%, 12/15/2030 (Callable 11/15/2030)	7,091,000	7,038,595
5.65%, 12/15/2035 (Callable 09/15/2035)	32,325,000	32,063,869
Bayer US Finance II LLC
4.63%, 06/25/2038 (Callable 12/25/2037)(a)	12,000,000	10,972,186
4.40%, 07/15/2044 (Callable 01/15/2044)(a)	5,125,000	4,169,505
Beacon Point DC LLC, 6.13%, 11/30/2042 (Callable 05/30/2042)(a)	99,050,000	99,900,681

The accompanying notes are an integral part of these financial statements.

118

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/2033 (Callable 02/11/2033)	$7,000,000	$6,997,004
Berry Global, Inc.
5.80%, 06/15/2031 (Callable 04/15/2031)	25,775,000	26,726,629
5.65%, 01/15/2034 (Callable 10/15/2033)	15,225,000	15,585,667
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050)(a)	5,000,000	3,791,450
BMW US Capital LLC, 4.40%, 03/19/2029(a)	11,175,000	11,106,678
Boardwalk Pipelines LP
4.80%, 05/03/2029 (Callable 02/03/2029)	28,916,000	28,939,139
3.60%, 09/01/2032 (Callable 06/01/2032)	15,000,000	13,866,896
5.38%, 02/15/2036 (Callable 11/15/2035)	30,000,000	29,836,012
Boeing Co., 5.15%, 05/01/2030 (Callable 02/01/2030)	26,000,000	26,316,974
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)	16,330,000	15,647,127
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (Callable 07/31/2026)(a)	22,469,000	21,922,902
4.00%, 07/01/2029 (Callable 07/11/2026)(a)	15,280,000	14,913,690
Boral Finance Pty Ltd., 3.75%, 05/01/2028 (Callable 02/01/2028)(a)	1,440,000	1,406,123
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	4,800,000	4,832,975
BP Capital Markets America, Inc., 4.81%, 02/13/2033 (Callable 11/13/2032)	4,575,000	4,554,704
Braskem Netherlands Finance BV
8.50%, 01/12/2031 (Callable 11/12/2030)(a)(b)	10,000,000	6,262,500
8.00%, 10/15/2034 (Callable 07/15/2034)(a)(b)	2,000,000	1,203,120
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	6,425,000	4,709,083
British Telecommunications Ltd., 9.63%, 12/15/2030(e)	66,379,000	78,440,356
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029)(a)	4,000,000	3,938,985
5.00%, 04/15/2030 (Callable 01/15/2030)	9,000,000	9,096,805

	Par	Value
4.15%, 11/15/2030 (Callable 08/15/2030)	$16,000,000	$15,662,982
2.45%, 02/15/2031 (Callable 11/15/2030)	7,250,000	6,559,712
5.15%, 11/15/2031 (Callable 09/15/2031)	14,250,000	14,499,819
4.15%, 04/15/2032 (Callable 01/15/2032)(a)	12,000,000	11,549,300
3.47%, 04/15/2034 (Callable 01/15/2034)	10,000,000	8,979,900
3.14%, 11/15/2035 (Callable 08/15/2035)(a)	13,250,000	11,255,352
Broadridge Financial Solutions, Inc., 5.75%, 05/15/2036 (Callable 02/15/2036)	8,300,000	8,304,667
Builders FirstSource, Inc., 6.75%, 05/15/2035 (Callable 05/15/2030)(a)	1,000,000	1,019,571
Bunge Ltd. Finance Corp.
3.25%, 08/15/2026 (Callable 07/31/2026)	6,613,000	6,602,522
3.75%, 09/25/2027 (Callable 06/25/2027)	23,800,000	23,595,156
3.20%, 04/21/2031 (Callable 01/01/2031)	55,139,000	51,445,879
5.25%, 04/21/2032 (Callable 01/01/2032)	22,000,000	22,346,201
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,100,000	2,573,291
Burlington Resources LLC, 5.95%, 10/15/2036	845,000	898,447
CACI International, Inc., 6.38%, 06/15/2033 (Callable 06/15/2028)(a)	1,000,000	1,014,220
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	12,000,000	10,526,072
3.50%, 05/01/2050 (Callable 11/01/2049)	13,000,000	9,247,420
Canpack Group, Inc./CANPACK SA, 6.00%, 05/15/2031 (Callable 05/15/2028)(a)	500,000	502,835
Canpack SA/ Canpack US LLC, 3.88%, 11/15/2029 (Callable 07/11/2026)(a)	15,000,000	14,232,598
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	4,600,000	4,550,538
2.75%, 03/01/2030 (Callable 12/01/2029)	21,832,000	20,386,551
Carnival Corp. Ltd.
4.00%, 08/01/2028 (Callable 05/01/2028)(a)	22,000,000	21,593,207
5.13%, 05/01/2029 (Callable 02/01/2029)(a)	20,000,000	19,969,056

The accompanying notes are an integral part of these financial statements.

119

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Carpenter Technology Corp., 5.63%, 03/01/2034 (Callable 03/01/2029)(a)	$1,000,000	$999,243
Carrier Global Corp., 2.70%, 02/15/2031 (Callable 11/15/2030)	14,700,000	13,476,966
CBRE Services, Inc.
4.90%, 01/15/2033 (Callable 11/15/2032)	10,725,000	10,570,444
5.95%, 08/15/2034 (Callable 05/15/2034)	5,000,000	5,209,813
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(a)	19,725,000	18,443,117
CCO Holdings LLC/ CCO Holdings Capital Corp.
4.75%, 03/01/2030 (Callable 07/31/2026)(a)	13,000,000	12,325,966
4.50%, 08/15/2030 (Callable 07/31/2026)(a)	5,000,000	4,647,715
7.38%, 03/01/2031 (Callable 07/16/2026)(a)	17,799,000	17,841,860
7.00%, 02/01/2033 (Callable 02/01/2029)(a)	17,500,000	17,162,003
CDW LLC/ CDW Finance Corp.
3.28%, 12/01/2028 (Callable 10/01/2028)	23,331,000	22,418,098
5.10%, 03/01/2030 (Callable 02/01/2030)	45,961,000	45,862,398
3.57%, 12/01/2031 (Callable 09/01/2031)	15,000,000	13,772,596
5.55%, 08/22/2034 (Callable 05/22/2034)	18,100,000	17,871,510
Celanese US Holdings LLC, 7.33%, 07/15/2029 (Callable 05/15/2029)(e)	14,876,000	15,549,749
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041)(a)	28,000,000	21,956,768
Cemex SAB de CV, 5.75%, 06/05/2036 (Callable 03/05/2036)	22,000,000	21,923,000
CF Industries, Inc., 5.38%, 03/15/2044	10,922,000	10,241,941
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (Callable 07/31/2026)(a)	3,000,000	2,814,171
Charter Communications Operating LLC, 6.38%, 10/23/2035 (Callable 04/23/2035)	61,962,000	61,860,680
Charter Communications Operating LLC/ Charter Communications Operating Capital
6.55%, 06/01/2034 (Callable 03/01/2034)	10,000,000	10,208,546

	Par	Value
5.38%, 04/01/2038 (Callable 10/01/2037)	$6,000,000	$5,374,680
3.70%, 04/01/2051 (Callable 10/01/2050)	6,700,000	4,157,114
3.85%, 04/01/2061 (Callable 10/01/2060)	12,075,000	7,091,123
4.40%, 12/01/2061 (Callable 06/01/2061)	10,000,000	6,455,819
Cheniere Energy Partners LP
3.25%, 01/31/2032 (Callable 01/31/2027)	3,500,000	3,207,636
5.95%, 06/30/2033 (Callable 12/30/2032)	13,000,000	13,573,061
5.75%, 08/15/2034 (Callable 02/15/2034)	6,000,000	6,184,773
5.55%, 10/30/2035 (Callable 04/30/2035)	5,000,000	5,078,993
Choice Hotels International, Inc.
3.70%, 12/01/2029 (Callable 09/01/2029)	7,650,000	7,338,768
5.85%, 08/01/2034 (Callable 05/01/2034)	7,000,000	7,112,316
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031)(a)	20,000,000	18,150,846
Cia de Minas Buenaventura SAA, 6.80%, 02/04/2032 (Callable 02/04/2028)(a)	10,875,000	11,201,250
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	8,559,000	7,906,326
4.88%, 09/15/2032 (Callable 07/15/2032)	16,450,000	16,415,313
4.80%, 08/15/2038 (Callable 02/15/2038)	7,600,000	7,202,573
CIMIC Finance USA Pty Ltd., 7.00%, 03/25/2034 (Callable 12/25/2033)(a)	10,000,000	10,632,146
Clean Harbors, Inc.
5.13%, 07/15/2029 (Callable 07/31/2026)(a)	100,000	99,461
6.38%, 02/01/2031 (Callable 07/31/2026)(a)	1,000,000	1,014,124
5.75%, 10/15/2033 (Callable 10/15/2028)(a)	2,000,000	2,013,144
CNH Industrial Capital LLC, 4.75%, 03/21/2028 (Callable 02/21/2028)	10,000,000	10,021,899
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	26,114,000	25,824,451
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (Callable 08/15/2035)(a)	8,350,000	8,346,441
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045 (Callable 12/01/2044)	4,733,000	4,693,948

The accompanying notes are an integral part of these financial statements.

120

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/2043 (Callable 02/15/2043)(a)	$5,000,000	$5,319,441
6.54%, 11/15/2053 (Callable 05/15/2053)(a)	3,400,000	3,618,595
Comcast Corp.
4.25%, 01/15/2033	6,500,000	6,190,623
4.40%, 08/15/2035 (Callable 02/15/2035)	13,575,000	12,604,900
3.20%, 07/15/2036 (Callable 01/15/2036)	15,000,000	12,457,813
5.35%, 05/15/2053 (Callable 11/15/2052)	8,000,000	6,898,026
2.94%, 11/01/2056 (Callable 05/01/2056)	2,622,000	1,420,045
2.99%, 11/01/2063 (Callable 05/01/2063)	10,984,000	5,714,276
Commercial Metals Co.
3.88%, 02/15/2031 (Callable 07/11/2026)	6,145,000	5,757,659
5.75%, 11/15/2033 (Callable 11/15/2028)(a)	9,000,000	8,946,832
6.00%, 12/15/2035 (Callable 12/15/2030)(a)	1,000,000	997,411
CommonSpirit Health, 2.78%, 10/01/2030 (Callable 04/01/2030)	20,400,000	18,781,752
Conagra Brands, Inc., 5.30%, 11/01/2038 (Callable 05/01/2038)	6,625,000	6,278,207
Concentrix Corp.
6.60%, 08/02/2028 (Callable 07/02/2028)	69,277,000	69,096,813
6.50%, 03/01/2029 (Callable 02/01/2029)	28,600,000	27,571,351
Constellation Software, Inc., 5.16%, 02/16/2029 (Callable 01/16/2029)(a)	25,500,000	25,594,967
Cox Communications, Inc.
5.45%, 09/01/2034 (Callable 06/01/2034)(a)	10,000,000	9,524,996
4.80%, 02/01/2035 (Callable 08/01/2034)(a)	13,047,000	11,725,513
4.70%, 12/15/2042(a)	1,670,000	1,300,322
3.60%, 06/15/2051 (Callable 12/15/2050)(a)	22,900,000	13,852,638
Crown Castle, Inc.
4.30%, 02/15/2029 (Callable 11/15/2028)	7,603,000	7,514,707
5.60%, 06/01/2029 (Callable 05/01/2029)	21,800,000	22,285,378
5.10%, 05/01/2033 (Callable 02/01/2033)	5,000,000	4,958,674

	Par	Value
CSN Resources SA, 8.88%, 12/05/2030 (Callable 12/05/2026)(a)	$15,000,000	$11,205,000
CSX Corp.
6.22%, 04/30/2040	475,000	513,303
4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,408,188
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	11,800,000	11,299,593
5.30%, 06/01/2033 (Callable 03/01/2033)	4,225,000	4,285,518
4.78%, 03/25/2038 (Callable 09/25/2037)	45,075,000	42,260,497
5.05%, 03/25/2048 (Callable 09/25/2047)	32,600,000	28,794,736
5.88%, 06/01/2053 (Callable 12/01/2052)	6,000,000	5,864,727
6.05%, 06/01/2054 (Callable 12/01/2053)	11,000,000	11,004,832
CVS Pass-Through Trust, 7.51%, 01/10/2032(a)	14,816,581	15,480,409
Daimler Truck Finance North America LLC, 4.15%, 01/12/2029 (Callable 12/12/2028)(a)	15,000,000	14,812,476
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 07/11/2026)(a)	1,500,000	1,509,833
DCP Midstream Operating LP
5.63%, 07/15/2027 (Callable 04/15/2027)	17,000,000	17,155,544
5.13%, 05/15/2029 (Callable 02/15/2029)	18,264,000	18,468,797
3.25%, 02/15/2032 (Callable 08/15/2031)	10,000,000	9,117,877
Dell International LLC/EMC Corp.
4.90%, 10/01/2026 (Callable 08/01/2026)	8,395,000	8,398,448
5.30%, 10/01/2029 (Callable 07/01/2029)	5,300,000	5,388,632
3.45%, 12/15/2051 (Callable 06/15/2051)	7,227,000	5,046,874
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	53,520,000	49,515,114
Diamondback Energy, Inc.
5.40%, 04/18/2034 (Callable 01/18/2034)	7,210,000	7,313,340
5.55%, 04/01/2035 (Callable 01/01/2035)	6,982,000	7,120,194
Dignity Health, 5.27%, 11/01/2064	7,625,000	6,881,725
Dorman Products, Inc., 6.25%, 06/15/2034 (Callable 06/15/2029)(a)	500,000	505,745

The accompanying notes are an integral part of these financial statements.

121

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	$10,492,000	$10,370,168
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	11,988,000	11,931,322
2.38%, 09/15/2028 (Callable 07/15/2028)	60,000,000	56,405,886
Eagle Materials, Inc.
2.50%, 07/01/2031 (Callable 04/01/2031)	15,000,000	13,401,705
5.00%, 03/15/2036 (Callable 12/15/2035)	7,250,000	7,012,115
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	5,500,000	5,262,882
Eaton Corp., 4.00%, 11/02/2032	3,660,000	3,529,849
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	12,111,000	12,043,377
Element Fleet Management Corp.
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	50,400,000	52,096,943
5.04%, 03/25/2030 (Callable 02/25/2030)(a)	9,275,000	9,326,628
4.64%, 11/24/2030 (Callable 10/24/2030)(a)	16,850,000	16,641,690
Embraer Netherlands Finance BV, 5.98%, 02/11/2035 (Callable 11/11/2034)	8,000,000	8,346,954
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,215,606
7.38%, 10/15/2045 (Callable 04/15/2045)	23,298,000	27,014,317
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	8,650,000	8,631,519
5.50%, 06/01/2027 (Callable 03/01/2027)	4,653,000	4,683,541
4.00%, 10/01/2027 (Callable 07/01/2027)	15,000,000	14,903,584
4.95%, 05/15/2028 (Callable 02/15/2028)	1,620,000	1,628,069
4.95%, 06/15/2028 (Callable 03/15/2028)	4,693,000	4,717,395
6.00%, 02/01/2029 (Callable 07/31/2026)(a)	8,900,000	8,970,253
5.25%, 04/15/2029 (Callable 01/15/2029)	18,925,000	19,177,595
4.15%, 09/15/2029 (Callable 06/15/2029)	16,585,000	16,288,725
7.38%, 02/01/2031 (Callable 07/16/2026)(a)	12,297,000	12,664,540
5.70%, 04/01/2035 (Callable 01/01/2035)	10,000,000	10,263,343

	Par	Value
5.35%, 01/15/2036 (Callable 10/15/2035)	$19,350,000	$19,268,633
6.63%, 10/15/2036	3,575,000	3,868,576
6.50%, 02/01/2042 (Callable 08/01/2041)	18,727,000	19,788,107
6.10%, 02/15/2042	1,000,000	1,004,446
5.95%, 10/01/2043 (Callable 04/01/2043)	2,702,000	2,652,065
5.15%, 03/15/2045 (Callable 09/15/2044)	5,000,000	4,460,074
5.40%, 10/01/2047 (Callable 04/01/2047)	7,550,000	6,846,123
6.00%, 06/15/2048 (Callable 12/15/2047)	5,000,000	4,854,857
6.20%, 04/01/2055 (Callable 10/01/2054)	5,000,000	4,944,016
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029)(a)	18,250,000	18,052,111
5.50%, 05/15/2034 (Callable 02/15/2034)(a)	6,100,000	6,190,525
5.75%, 05/19/2035 (Callable 02/19/2035)(a)	7,000,000	7,196,603
6.00%, 05/18/2056 (Callable 11/18/2055)(a)	17,800,000	17,569,405
Enpro, Inc., 6.13%, 06/01/2033 (Callable 06/01/2028)(a)	1,000,000	1,013,099
Enterprise Products Operating LLC, 3.95%, 01/31/2060 (Callable 07/31/2059)	14,475,000	10,553,764
EQT Corp.
7.00%, 02/01/2030 (Callable 11/01/2029)(e)	28,813,000	30,663,500
7.50%, 06/01/2030 (Callable 12/01/2029)	8,606,000	9,291,566
4.75%, 01/15/2031 (Callable 07/15/2030)	17,900,000	17,731,954
3.63%, 05/15/2031 (Callable 05/15/2030)(a)	100,000	93,582
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,120,726
Equinix, Inc., 3.20%, 11/18/2029 (Callable 08/18/2029)	15,000,000	14,285,065
EquipmentShare.com, Inc.
8.63%, 05/15/2032 (Callable 05/15/2027)(a)	500,000	520,117
7.13%, 07/01/2034 (Callable 07/01/2029)(a)	5,000,000	4,912,692
Excelerate Energy LP, 8.00%, 05/15/2030 (Callable 05/15/2027)(a)	7,500,000	7,909,500
Fair Isaac Corp., 6.00%, 05/15/2033 (Callable 05/15/2028)(a)	100,000	98,473

The accompanying notes are an integral part of these financial statements.

122

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
FedEx Corp.
3.90%, 02/01/2035	$7,000,000	$6,453,198
4.95%, 10/17/2048 (Callable 04/17/2048)	13,500,000	12,074,693
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029 (Callable 02/15/2029)(a)	4,000,000	3,945,917
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)	8,000,000	7,916,030
Ferguson Finance PLC, 4.50%, 10/24/2028 (Callable 07/24/2028)(a)	37,052,000	36,838,512
Fibercop SpA, 7.20%, 07/18/2036 (Callable 04/18/2036)(a)	2,378,000	2,438,518
Fidelity National Information Services, Inc., 4.55%, 03/10/2029 (Callable 02/10/2029)	52,191,000	51,786,224
Fiserv, Inc.
3.50%, 07/01/2029 (Callable 04/01/2029)	20,804,000	19,966,219
5.35%, 03/15/2031 (Callable 01/15/2031)	9,570,000	9,634,771
5.63%, 08/21/2033 (Callable 05/21/2033)	35,000,000	35,373,265
5.45%, 03/15/2034 (Callable 12/15/2033)	2,000,000	1,984,236
5.15%, 08/12/2034 (Callable 05/12/2034)	26,800,000	26,026,209
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	34,000,000	31,408,992
Flex Ltd.
6.00%, 01/15/2028 (Callable 12/15/2027)	10,000,000	10,166,532
4.88%, 05/12/2030 (Callable 02/12/2030)	17,550,000	17,521,479
5.25%, 01/15/2032 (Callable 11/15/2031)	57,389,000	57,459,901
Flowers Foods, Inc., 2.40%, 03/15/2031 (Callable 12/15/2030)	16,810,000	14,585,092
Flowserve Corp.
3.50%, 10/01/2030 (Callable 07/01/2030)	7,075,000	6,673,878
2.80%, 01/15/2032 (Callable 10/15/2031)	5,000,000	4,435,595
Ford Motor Credit Co. LLC
2.70%, 08/10/2026 (Callable 07/31/2026)	15,000,000	14,967,656
5.80%, 03/05/2027 (Callable 02/05/2027)	9,000,000	9,046,486

	Par	Value
5.92%, 03/20/2028 (Callable 02/20/2028)	$15,600,000	$15,791,527
5.80%, 03/08/2029 (Callable 02/08/2029)	18,000,000	18,157,620
4.97%, 04/06/2029 (Callable 03/06/2029)	11,575,000	11,457,422
5.73%, 09/05/2030 (Callable 08/05/2030)	19,000,000	19,104,102
Fortescue Treasury Pty Ltd.
4.38%, 04/01/2031 (Callable 01/01/2031)(a)	560,000	532,788
6.13%, 04/15/2032 (Callable 01/15/2032)(a)	10,000,000	10,280,415
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	14,000,000	13,355,471
5.88%, 06/01/2033 (Callable 03/01/2033)	16,000,000	16,662,957
Foundry JV Holdco LLC
6.15%, 01/25/2032 (Callable 11/25/2031)(a)	10,000,000	10,488,995
5.88%, 01/25/2034 (Callable 10/25/2033)(a)	3,000,000	3,048,160
6.25%, 01/25/2035 (Callable 10/25/2034)(a)	18,774,000	19,928,104
Freeport-McMoRan, Inc.
5.00%, 09/01/2027 (Callable 07/31/2026)	12,000,000	12,002,741
4.13%, 03/01/2028 (Callable 07/31/2026)	11,550,000	11,444,129
4.38%, 08/01/2028 (Callable 07/31/2026)	6,545,000	6,497,409
5.25%, 09/01/2029 (Callable 07/31/2026)	14,415,000	14,509,614
4.25%, 03/01/2030 (Callable 07/31/2026)	29,799,000	29,294,687
4.63%, 08/01/2030 (Callable 07/31/2026)	3,000,000	2,980,763
Fresenius Medical Care US Finance III, Inc.
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	43,130,000	41,742,149
2.38%, 02/16/2031 (Callable 11/16/2030)(a)	40,606,000	36,007,689
3.00%, 12/01/2031 (Callable 09/01/2031)(a)	19,719,000	17,721,272
Gartner, Inc.
3.63%, 06/15/2029 (Callable 07/31/2026)(a)	41,807,000	39,538,147
4.95%, 03/20/2031 (Callable 02/20/2031)	12,000,000	11,668,032
General Motors Co.
5.35%, 04/15/2028 (Callable 03/15/2028)	18,700,000	18,889,339
5.63%, 04/15/2030 (Callable 03/15/2030)	7,825,000	8,017,510

The accompanying notes are an integral part of these financial statements.

123

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
General Motors Financial Co., Inc.
2.35%, 02/26/2027 (Callable 01/26/2027)	$10,900,000	$10,752,894
5.05%, 04/04/2028	12,500,000	12,574,987
5.80%, 06/23/2028 (Callable 05/23/2028)	10,000,000	10,194,330
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,362,633
5.55%, 07/15/2029 (Callable 06/15/2029)	14,000,000	14,285,599
4.90%, 10/06/2029 (Callable 09/06/2029)	8,000,000	8,020,313
5.45%, 07/15/2030 (Callable 06/15/2030)	10,875,000	11,096,417
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027)(a)	4,000,000	4,057,328
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/2029 (Callable 05/04/2029)	47,207,000	48,267,992
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/2030 (Callable 10/18/2030)	7,500,000	7,386,144
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)	9,150,000	9,127,817
GFL Environmental Holdings US, Inc., 5.50%, 02/01/2034 (Callable 02/01/2029)(a)	5,000,000	4,890,443
GFL Environmental, Inc.
3.50%, 09/01/2028 (Callable 03/01/2028)(a)	22,000,000	21,459,790
6.75%, 01/15/2031 (Callable 01/15/2027)(a)	3,000,000	3,086,334
Glencore Finance (Canada) Ltd. 6.00%, 11/15/2041(a)	9,400,000	9,676,651
5.55%, 10/25/2042(a)(e)	3,543,000	3,436,676
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	17,000,000	16,941,785
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	18,000,000	18,086,605
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	5,000,000	5,078,156
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	5,615,000	5,118,394
5.70%, 05/08/2033 (Callable 02/08/2033)(a)	12,500,000	12,908,313
6.50%, 10/06/2033 (Callable 07/06/2033)(a)	10,000,000	10,771,463
5.67%, 04/01/2035 (Callable 01/01/2035)(a)	22,321,000	22,879,726

	Par	Value
3.88%, 04/27/2051 (Callable 10/27/2050)(a)	$7,500,000	$5,522,276
3.38%, 09/23/2051 (Callable 03/23/2051)(a)	4,000,000	2,676,516
5.89%, 04/04/2054 (Callable 10/04/2053)(a)	6,775,000	6,733,351
Global Payments, Inc.
3.20%, 08/15/2029 (Callable 05/15/2029)	10,000,000	9,433,891
2.90%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,589,418
4.88%, 11/15/2030 (Callable 10/15/2030)	25,000,000	24,576,850
5.40%, 03/15/2033 (Callable 01/15/2033)	30,000,000	29,412,551
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028)(a)	1,000,000	1,024,872
Grand Canyon University, 5.13%, 10/01/2028 (Callable 08/01/2028)	15,854,000	15,617,458
Granite Construction, Inc., 6.38%, 06/15/2034 (Callable 06/15/2029)(a)	100,000	101,685
Graphic Packaging International LLC
3.50%, 03/15/2028 (Callable 09/15/2027)(a)	5,000,000	4,849,955
3.50%, 03/01/2029 (Callable 09/01/2028)(a)	5,000,000	4,754,576
Gruma SAB de CV
5.39%, 12/09/2034 (Callable 10/09/2034)(a)	18,380,000	18,207,679
5.76%, 12/09/2054 (Callable 06/09/2054)(a)	6,150,000	5,884,320
Grupo Bimbo SAB de CV
4.88%, 06/27/2044(a)	9,575,000	8,686,745
4.70%, 11/10/2047 (Callable 05/10/2047)(a)	25,671,000	22,263,785
4.00%, 09/06/2049(a)	19,500,000	14,971,531
Gulfstream Natural Gas System LLC, 5.60%, 07/23/2035 (Callable 04/23/2035)(a)	5,000,000	5,075,486
Harbour Energy PLC, 6.33%, 04/01/2035 (Callable 01/01/2035)(a)	10,000,000	10,193,911
HB Fuller Co., 4.00%, 02/15/2027 (Callable 11/15/2026)	6,725,000	6,658,700
HCA, Inc.
4.50%, 02/15/2027 (Callable 08/15/2026)	16,500,000	16,492,468
5.20%, 06/01/2028 (Callable 05/01/2028)	10,000,000	10,098,241
5.88%, 02/01/2029 (Callable 08/01/2028)	8,500,000	8,694,953
3.50%, 09/01/2030 (Callable 03/01/2030)	5,000,000	4,743,184

The accompanying notes are an integral part of these financial statements.

124

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.50%, 03/01/2032 (Callable 01/01/2032)	$8,000,000	$8,174,028
5.45%, 09/15/2034 (Callable 06/15/2034)	9,000,000	9,096,634
5.75%, 03/01/2035 (Callable 12/01/2034)	6,250,000	6,442,648
4.38%, 03/15/2042 (Callable 09/15/2041)	3,900,000	3,302,222
4.63%, 03/15/2052 (Callable 09/15/2051)	12,475,000	10,156,499
6.00%, 04/01/2054 (Callable 10/01/2053)	11,000,000	10,866,049
6.20%, 03/01/2055 (Callable 09/01/2054)	4,000,000	4,072,553
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)	11,500,000	11,491,057
Herc Holdings, Inc.
6.63%, 06/15/2029 (Callable 07/11/2026)(a)	15,000,000	15,314,595
7.00%, 06/15/2030 (Callable 06/15/2027)(a)	4,000,000	4,142,270
5.75%, 03/15/2031 (Callable 03/15/2028)(a)	2,000,000	1,997,472
Hess Midstream Operations LP
5.88%, 03/01/2028 (Callable 07/11/2026)(a)	10,625,000	10,700,066
6.50%, 06/01/2029 (Callable 07/31/2026)(a)	24,406,000	24,904,810
Hewlett Packard Enterprise Co.
4.15%, 09/15/2028 (Callable 08/15/2028)	19,700,000	19,495,970
4.85%, 10/15/2031 (Callable 08/15/2031)	10,000,000	9,958,561
5.60%, 10/15/2054 (Callable 04/15/2054)	32,000,000	29,665,145
HF Sinclair Corp.
5.00%, 02/01/2028 (Callable 07/11/2026)	22,900,000	22,850,551
4.50%, 10/01/2030 (Callable 07/01/2030)	14,157,000	13,821,532
5.75%, 01/15/2031 (Callable 12/15/2030)	14,925,000	15,245,489
5.50%, 09/01/2032 (Callable 07/01/2032)	10,200,000	10,261,688
Hilton Domestic Operating Co., Inc.
5.50%, 09/15/2031 (Callable 05/15/2028)(a)	5,000,000	5,012,790
5.88%, 03/15/2033 (Callable 03/15/2028)(a)	3,000,000	3,027,447
5.75%, 09/15/2033 (Callable 07/01/2028)(a)	4,000,000	4,014,988
HP, Inc.
3.00%, 06/17/2027 (Callable 04/17/2027)	25,000,000	24,657,795

	Par	Value
4.00%, 04/15/2029 (Callable 02/15/2029)	$7,000,000	$6,861,825
Hubbell, Inc., 3.50%, 02/15/2028 (Callable 11/15/2027)	12,000,000	11,800,458
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	12,000,000	11,359,297
Huntsman International LLC
2.95%, 06/15/2031 (Callable 03/15/2031)	4,900,000	4,404,301
5.70%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,626,163
Hyatt Hotels Corp.
5.75%, 03/30/2032 (Callable 01/30/2032)	20,016,000	20,638,717
5.40%, 12/15/2035 (Callable 09/15/2035)	22,725,000	22,555,751
Hyundai Capital America
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	10,000,000	9,944,391
5.28%, 06/24/2027(a)	17,350,000	17,463,117
4.88%, 11/01/2027(a)	21,825,000	21,880,385
4.90%, 06/23/2028(a)	19,650,000	19,701,320
5.68%, 06/26/2028 (Callable 05/26/2028)(a)	15,000,000	15,251,034
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	10,000,000	10,264,073
4.25%, 01/08/2029(a)	19,600,000	19,338,986
5.30%, 01/08/2029 (Callable 12/08/2028)(a)	10,000,000	10,114,672
4.75%, 06/18/2029(a)	10,000,000	9,965,810
5.15%, 03/27/2030 (Callable 02/27/2030)(a)	15,000,000	15,114,601
4.50%, 09/18/2030 (Callable 08/18/2030)(a)	5,925,000	5,818,622
Icon Investments Six DAC, 5.85%, 05/08/2029 (Callable 04/08/2029)	6,317,000	6,454,698
Illumina, Inc., 4.75%, 12/12/2030 (Callable 11/12/2030)	12,975,000	12,896,068
Ingersoll Rand, Inc., 5.70%, 08/14/2033 (Callable 05/14/2033)	9,700,000	10,085,808
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	28,000,000	26,174,581
Insulet Corp., 6.50%, 04/01/2033 (Callable 04/01/2028)(a)	500,000	507,033
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	3,275,000	3,311,090
4.90%, 08/05/2052 (Callable 02/05/2052)	2,600,000	2,185,216
5.70%, 02/10/2053 (Callable 08/10/2052)	5,575,000	5,257,548

The accompanying notes are an integral part of these financial statements.

125

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.13%, 05/15/2056 (Callable 11/15/2055)	$10,000,000	$9,986,697
International Business Machines Corp., 4.15%, 05/15/2039	13,000,000	11,315,865
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (Callable 08/15/2027)(a)	4,165,000	4,021,889
5.00%, 09/26/2048 (Callable 03/26/2048)	6,090,000	5,380,787
IQVIA, Inc.
5.00%, 05/15/2027 (Callable 07/11/2026)(a)	2,500,000	2,498,633
5.70%, 05/15/2028 (Callable 04/15/2028)	15,749,000	16,000,905
6.25%, 02/01/2029 (Callable 01/01/2029)	23,041,000	23,803,995
6.50%, 05/15/2030 (Callable 07/11/2026)(a)	2,000,000	2,041,434
6.25%, 06/01/2032 (Callable 06/01/2028)(a)	8,000,000	8,133,427
Iron Mountain, Inc.
5.25%, 03/15/2028 (Callable 07/11/2026)(a)	20,303,000	20,276,340
5.00%, 07/15/2028 (Callable 07/11/2026)(a)	4,000,000	3,984,570
7.00%, 02/15/2029 (Callable 07/11/2026)(a)	10,000,000	10,188,800
5.25%, 07/15/2030 (Callable 07/11/2026)(a)	2,000,000	1,970,114
4.50%, 02/15/2031 (Callable 07/31/2026)(a)	10,000,000	9,564,570
6.25%, 01/15/2033 (Callable 12/06/2027)(a)	1,000,000	1,010,474
6.25%, 01/15/2035 (Callable 07/15/2029)(a)	16,425,000	16,489,023
JAB Holdings BV
3.75%, 05/28/2051 (Callable 11/28/2050)(a)	14,393,000	9,947,024
4.50%, 04/08/2052 (Callable 10/08/2051)(a)	7,207,000	5,548,809
Jabil, Inc.
4.20%, 02/01/2029 (Callable 01/01/2029)	8,000,000	7,882,644
5.45%, 02/01/2029 (Callable 01/01/2029)	10,000,000	10,153,466
4.75%, 02/01/2033 (Callable 12/01/2032)	12,000,000	11,714,939
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)	14,000,000	14,460,193
Jacobs Solutions, Inc.
4.75%, 03/03/2031 (Callable 02/03/2031)	18,000,000	17,833,588
5.38%, 03/03/2036 (Callable 12/03/2035)	26,150,000	25,716,204

	Par	Value
Jazz Securities DAC, 4.38%, 01/15/2029 (Callable 07/16/2026)(a)	$5,000,000	$4,897,857
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.75%, 12/01/2031 (Callable 12/01/2026)	24,344,000	22,720,012
3.63%, 01/15/2032 (Callable 01/15/2027)	7,000,000	6,482,530
5.75%, 04/01/2033 (Callable 01/01/2033)	3,000,000	3,080,003
6.75%, 03/15/2034 (Callable 12/15/2033)	2,223,000	2,425,584
5.95%, 04/20/2035 (Callable 01/20/2035)	8,000,000	8,249,272
5.63%, 03/10/2037 (Callable 12/10/2036)(a)	22,250,000	22,157,217
4.38%, 02/02/2052 (Callable 08/02/2051)	7,825,000	5,904,226
6.50%, 12/01/2052 (Callable 06/01/2052)	15,286,000	15,518,531
6.25%, 03/01/2056 (Callable 09/01/2055)	15,000,000	14,693,164
6.38%, 04/15/2066 (Callable 10/15/2065)	5,000,000	4,907,532
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	27,000,000	28,282,163
KB Home, 7.25%, 07/15/2030 (Callable 07/11/2026)	5,000,000	5,096,860
KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution, Inc., 9.00%, 02/15/2029 (Callable 07/31/2026)(a)	3,250,000	3,402,266
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	8,416,000	8,240,788
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)	50,189,000	50,219,090
5.35%, 07/30/2030 (Callable 06/30/2030)	13,625,000	13,884,741
4.95%, 10/15/2034 (Callable 07/15/2034)	5,000,000	4,945,461
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031)(a)	6,000,000	5,408,207
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	1,675,000	1,889,234
6.50%, 02/01/2037	6,785,000	7,343,852
6.95%, 01/15/2038	26,159,000	29,256,618
7.50%, 11/15/2040	27,248,000	31,736,072
Kinder Morgan, Inc.
5.15%, 06/01/2030 (Callable 05/01/2030)	12,900,000	13,116,028

The accompanying notes are an integral part of these financial statements.

126

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
8.05%, 10/15/2030	$15,384,000	$17,157,325
7.80%, 08/01/2031	16,174,000	18,351,024
5.85%, 06/01/2035 (Callable 03/01/2035)	5,000,000	5,227,037
Kinetik Holdings LP, 6.63%, 12/15/2028 (Callable 07/31/2026)(a)	21,000,000	21,347,088
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	5,500,000	5,979,256
Kioxia Holdings Corp., 6.25%, 07/24/2030 (Callable 07/24/2027)(a)	89,706,000	92,538,076
Kraft Heinz Foods Co.
6.75%, 03/15/2032(e)	10,000,000	10,869,539
5.00%, 07/15/2035 (Callable 01/15/2035)	5,311,000	5,174,602
5.00%, 06/04/2042	5,000,000	4,479,851
Kroger Co., 5.50%, 09/15/2054 (Callable 03/15/2054)	8,200,000	7,691,282
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	18,100,000	17,973,668
2.70%, 10/15/2028 (Callable 08/15/2028)	29,889,000	28,084,927
3.15%, 10/15/2031 (Callable 07/15/2031)	7,575,000	6,310,500
6.35%, 02/20/2034 (Callable 11/20/2033)	6,000,000	5,665,051
Lear Corp.
3.80%, 09/15/2027 (Callable 06/15/2027)	3,167,000	3,140,073
3.50%, 05/30/2030 (Callable 02/28/2030)	15,000,000	14,259,254
Leidos Holdings, Inc., 5.95%, 12/01/2040 (Callable 06/04/2040)	2,000,000	1,979,455
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	46,222,000	45,259,808
2.30%, 02/15/2031 (Callable 11/15/2030)	31,439,000	27,950,205
5.40%, 03/15/2032 (Callable 01/15/2032)	9,125,000	9,241,823
5.75%, 03/15/2033 (Callable 12/15/2032)	26,839,000	27,630,497
Lennar Corp., 5.20%, 07/30/2030 (Callable 06/30/2030)	7,750,000	7,835,171
LG Energy Solution Ltd.
5.50%, 07/02/2034(a)	12,000,000	11,998,902
5.88%, 04/02/2035(a)	12,500,000	12,668,869
5.88%, 04/02/2036(a)	15,000,000	15,160,086

	Par	Value
LKQ Corp.
5.75%, 06/15/2028 (Callable 05/15/2028)	$8,000,000	$8,108,370
6.25%, 06/15/2033 (Callable 03/15/2033)	30,275,000	31,311,079
Lockheed Martin Corp., 5.20%, 02/15/2055 (Callable 08/15/2054)	2,725,000	2,556,995
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 07/31/2026)(a)	25,000,000	23,831,573
Lowe’s Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	10,000,000	9,822,656
LYB International Finance III LLC
5.50%, 03/01/2034 (Callable 12/01/2033)	10,600,000	10,509,462
6.15%, 05/15/2035 (Callable 02/15/2035)	10,000,000	10,248,696
Magna International, Inc., 2.45%, 06/15/2030 (Callable 03/15/2030)	10,000,000	9,179,066
Maple Parent Holdings Corp., 6.63%, 03/26/2056 (Callable 09/26/2055)(a)	4,000,000	4,211,028
Marathon Petroleum Corp.
5.13%, 12/15/2026 (Callable 09/15/2026)	3,000,000	3,002,419
5.15%, 03/01/2030 (Callable 02/01/2030)	15,375,000	15,581,244
4.75%, 09/15/2044 (Callable 03/15/2044)	3,985,000	3,481,411
Marriott International, Inc.
4.90%, 04/15/2029 (Callable 03/15/2029)	5,000,000	5,040,844
4.80%, 03/15/2030 (Callable 02/15/2030)	10,000,000	10,043,226
5.35%, 03/15/2035 (Callable 12/15/2034)	10,000,000	10,070,067
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	5,000,000	4,618,795
6.25%, 05/01/2037	450,000	471,841
Masco Corp., 6.50%, 08/15/2032	15,834,000	16,823,162
MasTec, Inc.
4.50%, 08/15/2028 (Callable 07/31/2026)(a)	30,931,000	30,632,583
5.90%, 06/15/2029 (Callable 05/15/2029)	35,878,000	36,918,674
Medline Borrower LP, 3.88%, 04/01/2029 (Callable 07/31/2026)(a)	103,251,000	100,271,073
Medline Borrower LP/Medline Co.-Issuer, Inc.
5.00%, 06/15/2031 (Callable 05/15/2031)(a)	15,925,000	15,848,459

The accompanying notes are an integral part of these financial statements.

127

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.25%, 06/15/2033 (Callable 04/15/2033)(a)	$12,125,000	$12,053,139
Mercedes-Benz Finance North America LLC, 4.25%, 03/10/2029(a)	17,100,000	16,890,349
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)	4,800,000	4,853,214
Meta Platforms, Inc., 6.20%, 05/15/2046 (Callable 11/15/2045)	25,000,000	25,017,296
Methanex US Operations, Inc., 6.25%, 03/15/2032 (Callable 09/15/2031)(a)	3,000,000	3,037,944
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	48,714,000	48,399,887
Minera Mexico SAB de CV
5.63%, 02/12/2032 (Callable 12/12/2031)(a)	15,000,000	15,144,000
4.50%, 01/26/2050 (Callable 07/26/2049)(a)	8,000,000	6,496,120
Mineral Resources Ltd.
9.25%, 10/01/2028 (Callable 07/31/2026)(a)	16,802,000	17,347,275
6.00%, 05/01/2032 (Callable 11/01/2028)(a)	19,925,000	19,710,498
Minerva Luxembourg SA, 8.88%, 09/13/2033 (Callable 09/13/2028)(a)	6,000,000	6,209,316
Mohawk Industries, Inc., 3.63%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,796,443
Moog, Inc., 5.50%, 10/15/2034 (Callable 04/15/2029)(a)	250,000	246,193
Mosaic Co., 5.45%, 11/15/2033 (Callable 05/15/2033)	11,101,000	11,235,218
MPLX LP
4.25%, 12/01/2027 (Callable 09/01/2027)	6,519,000	6,488,103
5.00%, 03/01/2033 (Callable 12/01/2032)	4,425,000	4,391,693
5.50%, 06/01/2034 (Callable 03/01/2034)	16,800,000	16,984,846
5.50%, 02/15/2049 (Callable 08/15/2048)	8,825,000	8,132,950
5.95%, 04/01/2055 (Callable 10/01/2054)	8,000,000	7,762,206
4.90%, 04/15/2058 (Callable 10/15/2057)	5,000,000	4,129,045
MSCI, Inc.
4.00%, 11/15/2029 (Callable 07/31/2026)(a)	29,146,000	28,198,277

	Par	Value
3.63%, 09/01/2030 (Callable 07/31/2026)(a)	$17,256,000	$16,323,977
3.88%, 02/15/2031 (Callable 07/31/2026)(a)	26,900,000	25,473,727
3.63%, 11/01/2031 (Callable 11/01/2026)(a)	10,000,000	9,277,116
Mueller Water Products, Inc., 4.00%, 06/15/2029 (Callable 07/31/2026)(a)	500,000	484,334
Mylan, Inc.
4.55%, 04/15/2028 (Callable 01/15/2028)	5,000,000	4,968,593
5.40%, 11/29/2043 (Callable 05/29/2043)	10,000,000	8,821,700
National Fuel Gas Co., 5.50%, 03/15/2030 (Callable 02/15/2030)	10,600,000	10,788,306
Newell Brands, Inc.
6.38%, 09/15/2027 (Callable 06/15/2027)	5,000,000	5,036,230
6.38%, 05/15/2030 (Callable 02/15/2030)	500,000	506,799
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (Callable 07/15/2028)(a)	10,000,000	9,281,893
7.05%, 09/15/2028 (Callable 08/15/2028)(a)	5,000,000	5,122,739
5.55%, 09/13/2029 (Callable 08/13/2029)(a)	58,055,000	56,677,282
Nissan Motor Co. Ltd., 4.35%, 09/17/2027 (Callable 07/17/2027)(a)	10,000,000	9,838,476
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	12,900,000	12,811,811
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	18,000,000	11,750,061
North Mississippi Health Services, Inc., 3.18%, 10/01/2051 (Callable 04/01/2051)	11,800,000	7,300,614
Nova Southeastern University, Inc., 4.81%, 04/01/2053	4,800,000	4,113,360
Novelis Corp.
6.88%, 01/30/2030 (Callable 01/30/2027)(a)	3,000,000	3,075,537
6.38%, 08/15/2033 (Callable 08/15/2028)(a)	7,000,000	7,050,428
Nutrien Ltd.
4.00%, 12/15/2026 (Callable 09/15/2026)	10,000,000	9,989,098
4.13%, 03/15/2035 (Callable 09/15/2034)	6,550,000	6,022,171
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,435,000	32,294,799

The accompanying notes are an integral part of these financial statements.

128

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.65%, 05/15/2033 (Callable 02/15/2033)	$28,950,000	$29,771,961
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/2029 (Callable 03/18/2029)	15,533,000	15,365,361
2.65%, 02/15/2032 (Callable 11/15/2031)	15,000,000	13,284,124
Occidental Petroleum Corp.
8.88%, 07/15/2030 (Callable 01/15/2030)	19,873,000	22,376,473
7.50%, 05/01/2031	20,063,000	22,201,696
7.88%, 09/15/2031	12,790,000	14,415,929
5.55%, 10/01/2034 (Callable 07/01/2034)	12,775,000	13,067,956
6.45%, 09/15/2036	7,125,000	7,643,321
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	36,300,000	31,118,349
Olin Corp., 6.63%, 04/01/2033 (Callable 04/01/2028)(a)	10,000,000	9,874,183
ONEOK, Inc.
4.75%, 10/15/2031 (Callable 08/15/2031)	10,000,000	9,884,752
5.65%, 09/01/2034 (Callable 06/01/2034)	6,250,000	6,368,403
4.20%, 03/15/2045 (Callable 09/15/2044)	8,770,000	6,753,573
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	46,000,000	45,388,560
4.55%, 02/04/2029 (Callable 01/04/2029)	12,000,000	11,829,757
6.25%, 11/09/2032 (Callable 08/09/2032)	7,000,000	7,194,325
4.30%, 07/08/2034 (Callable 01/08/2034)	14,782,000	13,193,154
3.90%, 05/15/2035 (Callable 11/15/2034)	13,143,000	11,150,424
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,225,959
6.55%, 02/04/2046 (Callable 08/04/2045)	15,000,000	14,140,315
3.95%, 03/25/2051 (Callable 09/25/2050)	5,000,000	3,198,911
6.90%, 11/09/2052 (Callable 05/09/2052)	29,065,000	27,867,422
Orange SA
9.00%, 03/01/2031(e)	33,426,000	39,037,584
5.00%, 01/13/2036 (Callable 10/13/2035)(a)	15,000,000	14,653,192

	Par	Value
Organon & Co./ Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (Callable 05/15/2029)(a)	$5,000,000	$5,274,310
Oshkosh Corp., 3.10%, 03/01/2030 (Callable 12/01/2029)	3,500,000	3,291,293
Owens Corning
3.40%, 08/15/2026 (Callable 07/31/2026)	5,000,000	4,992,459
7.00%, 12/01/2036(e)	13,205,000	14,835,740
Paychex, Inc., 5.35%, 04/15/2032 (Callable 02/15/2032)	10,000,000	10,119,136
PBF Holding Co. LLC/PBF Finance Corp., 9.88%, 03/15/2030 (Callable 03/15/2027)(a)	12,000,000	12,830,249
Penske Truck Leasing Co. Lp/PTL Finance Corp.
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	15,000,000	15,203,031
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	30,000,000	30,706,786
5.35%, 03/30/2029 (Callable 02/28/2029)(a)	7,500,000	7,596,238
5.25%, 07/01/2029 (Callable 06/01/2029)(a)	12,800,000	12,959,039
6.20%, 06/15/2030 (Callable 04/15/2030)(a)	6,000,000	6,262,930
4.55%, 01/15/2031 (Callable 12/15/2030)(a)	23,600,000	23,368,010
Performance Food Group, Inc., 6.13%, 09/15/2032 (Callable 09/15/2027)(a)	500,000	506,115
Perrigo Finance Unlimited Co.
5.15%, 06/15/2030 (Callable 03/15/2030)(e)	25,250,000	24,280,046
6.13%, 09/30/2032 (Callable 09/30/2027)	5,000,000	4,775,531
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	11,825,000	11,140,047
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	6,000,000	5,381,957
5.88%, 05/01/2042	5,000,000	5,068,081
Phillips 66 Co.
3.15%, 12/15/2029 (Callable 09/15/2029)	12,550,000	11,946,191
4.95%, 03/15/2035 (Callable 12/15/2034)	13,000,000	12,810,712
4.68%, 02/15/2045 (Callable 08/15/2044)	2,000,000	1,710,175
Phinia, Inc.
6.75%, 04/15/2029 (Callable 07/31/2026)(a)	100,000	102,411

The accompanying notes are an integral part of these financial statements.

129

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.63%, 10/15/2032 (Callable 10/15/2027)(a)	$1,000,000	$1,021,467
Pilgrim’s Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	16,935,000	17,681,054
6.88%, 05/15/2034 (Callable 02/15/2034)	31,502,000	34,037,396
Plains All American Pipeline LP/ PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,626,576
Polaris, Inc.
6.95%, 03/15/2029 (Callable 02/15/2029)	15,000,000	15,729,994
5.60%, 03/01/2031 (Callable 02/01/2031)	15,000,000	15,009,622
POSCO, 5.75%, 01/17/2028(a)	5,000,000	5,081,844
POSCO Holdings, Inc., 5.13%, 05/07/2030(a)	21,000,000	21,109,430
Posco International Corp., 5.13%, 06/29/2031(a)	20,000,000	19,907,206
Post Holdings, Inc., 6.50%, 03/15/2036 (Callable 03/15/2031)(a)	500,000	494,322
Premier Health Partners, 2.91%, 11/15/2026 (Callable 07/31/2026)	10,000,000	9,951,536
Puma International Financing SA, 7.75%, 04/25/2029 (Callable 07/31/2026)(a)	2,000,000	2,053,394
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	10,000,000	9,302,720
5.25%, 08/09/2034 (Callable 05/09/2034)	15,000,000	15,169,884
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (Callable 03/01/2028)(a)	500,000	510,588
QXO Building Products, Inc.
6.50%, 07/15/2031 (Callable 07/15/2028)(a)	1,000,000	1,019,171
6.75%, 04/30/2032 (Callable 04/30/2028)(a)	3,000,000	3,097,737
6.88%, 07/15/2034 (Callable 07/15/2029)(a)	1,000,000	1,026,576
Rand Parent LLC, 8.50%, 02/15/2030 (Callable 07/11/2026)(a)	6,500,000	6,732,999
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027)(a)	56,870,000	56,125,357
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	38,340,000	39,147,372

	Par	Value
6.30%, 02/15/2030 (Callable 12/15/2029)	$26,000,000	$27,135,945
6.40%, 04/15/2033 (Callable 01/15/2033)	15,332,000	16,272,946
Reliance Industries Ltd., 2.88%, 01/12/2032(a)	20,400,000	18,346,956
Rentokil Terminix Funding PLC, 4.63%, 04/23/2031 (Callable 03/23/2031)(a)	10,000,000	9,819,873
Repsol E&P Capital Markets US LLC
5.20%, 09/16/2030 (Callable 08/16/2030)(a)	16,725,000	16,814,555
5.98%, 09/16/2035 (Callable 06/16/2035)(a)	10,000,000	10,198,261
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	5,000,000	5,026,995
Revvity, Inc.
1.90%, 09/15/2028 (Callable 07/15/2028)	6,280,000	5,912,722
3.30%, 09/15/2029 (Callable 06/15/2029)	36,579,000	34,938,902
3.63%, 03/15/2051 (Callable 09/15/2050)	11,775,000	8,299,389
Rio Grande LNG LLC
5.50%, 01/30/2034 (Callable 11/30/2033)(a)	7,775,000	7,734,265
5.75%, 06/30/2036 (Callable 03/30/2036)(a)	15,100,000	15,046,992
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	12,122,335
5.30%, 02/15/2034 (Callable 11/15/2033)	4,460,000	4,421,233
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (Callable 09/30/2027)(a)	18,000,000	18,151,253
Royalty Pharma PLC, 5.20%, 09/25/2035 (Callable 06/25/2035)	29,600,000	29,327,287
RTX Corp.
4.80%, 12/15/2043 (Callable 06/15/2043)	7,925,000	7,204,737
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	4,004,694
RXO, Inc., 6.38%, 05/15/2031 (Callable 05/15/2028)(a)	7,000,000	7,097,237
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)	16,550,000	16,761,523
Sabine Pass Liquefaction LLC, 4.50%, 05/15/2030 (Callable 11/15/2029)	21,897,000	21,685,226
Salesforce, Inc., 4.65%, 03/15/2029 (Callable 02/15/2029)	68,675,000	68,639,417

The accompanying notes are an integral part of these financial statements.

130

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Samarco Mineracao SA, 9.50% (or 5.00% PIK), 06/30/2031 (Callable 07/16/2026)(a)	$13,801,319	$13,873,997
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031)(a)	21,000,000	19,627,079
6.88%, 09/19/2033 (Callable 06/19/2033)(a)	9,100,000	9,880,034
5.75%, 11/13/2035 (Callable 08/13/2035)(a)	18,425,000	18,560,823
SBA Communications Corp., 3.13%, 02/01/2029 (Callable 07/31/2026)	36,957,000	35,361,521
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (Callable 02/17/2028)(a)	11,096,000	10,971,104
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/2030 (Callable 06/01/2027)	25,000,000	25,444,049
Silgan Holdings, Inc., 4.13%, 02/01/2028 (Callable 07/16/2026)	4,000,000	3,947,457
SK hynix, Inc., 5.50%, 01/16/2029(a)	29,860,000	30,475,738
SK Telecom Co. Ltd., 6.63%, 07/20/2027(a)	960,000	981,433
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	18,000,000	15,992,198
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	15,114,241
Smithfield Foods, Inc.
5.20%, 04/01/2029 (Callable 01/01/2029)(a)	16,566,000	16,638,391
2.63%, 09/13/2031 (Callable 06/13/2031)(a)	18,500,000	16,327,657
SNF Group SACA, 5.63%, 03/31/2031 (Callable 02/28/2031)(a)	43,278,000	43,763,399
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (Callable 09/30/2028)(a)	2,000,000	1,987,563
Solventum Corp.
5.60%, 03/23/2034 (Callable 12/23/2033)	35,647,000	36,482,720
5.90%, 04/30/2054 (Callable 10/30/2053)	8,966,000	8,873,965
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029 (Callable 09/01/2029)	16,500,000	16,556,520
5.58%, 10/01/2034 (Callable 07/01/2034)	24,530,000	24,438,235
Southern Copper Corp., 7.50%, 07/27/2035	19,786,000	22,811,299

	Par	Value
Southern Natural Gas Co. LLC, 5.45%, 08/01/2035 (Callable 05/01/2035)(a)	$10,000,000	$10,143,925
Standard Building Solutions, Inc.
6.50%, 08/15/2032 (Callable 08/15/2027)(a)	1,000,000	1,006,044
6.25%, 08/01/2033 (Callable 08/01/2028)(a)	3,125,000	3,103,260
Standard Industries, Inc.
4.75%, 01/15/2028 (Callable 07/31/2026)(a)	24,408,000	24,235,309
4.38%, 07/15/2030 (Callable 07/31/2026)(a)	7,000,000	6,648,253
3.38%, 01/15/2031 (Callable 07/31/2026)(a)	5,000,000	4,500,196
Stanley Black & Decker, Inc.
6.00%, 03/06/2028 (Callable 02/06/2028)	3,000,000	3,065,122
4.85%, 11/15/2048 (Callable 05/15/2048)	4,175,000	3,553,052
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027)(a)	3,650,000	3,678,929
Stellantis Financial Services US Corp., 5.40%, 06/15/2029 (Callable 05/15/2029)(a)	25,000,000	24,911,612
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,366,575
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (Callable 03/15/2028)(a)	1,000,000	1,035,535
Sunoco LP
5.63%, 03/15/2031 (Callable 09/15/2027)(a)	14,000,000	13,897,884
5.38%, 07/15/2031 (Callable 03/15/2028)(a)	1,000,000	986,384
7.25%, 05/01/2032 (Callable 05/01/2027)(a)	5,000,000	5,186,560
5.88%, 03/15/2034 (Callable 09/15/2028)(a)	5,000,000	4,931,444
5.63%, 07/15/2034 (Callable 03/15/2029)(a)	1,000,000	975,969
Sunoco LP/ Sunoco Finance Corp., 7.00%, 09/15/2028 (Callable 07/11/2026)(a)	10,000,000	10,199,400
Syensqo Finance America LLC
5.65%, 06/04/2029 (Callable 05/04/2029)(a)	5,020,000	5,137,562
5.85%, 06/04/2034 (Callable 03/04/2034)(a)	49,082,000	50,130,191
Synopsys, Inc., 5.70%, 04/01/2055 (Callable 10/01/2054)	10,000,000	9,697,862
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	22,570,000	23,402,865

The accompanying notes are an integral part of these financial statements.

131

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.00%, 01/17/2034 (Callable 10/17/2033)	$9,000,000	$9,462,848
4.95%, 03/25/2036 (Callable 12/25/2035)	13,675,000	13,160,993
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030 (Callable 12/31/2029)	11,825,000	10,745,968
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)	15,000,000	15,140,810
Targa Resources Partners LP/ Targa Resources Partners Finance Corp.
5.00%, 01/15/2028 (Callable 07/31/2026)	28,000,000	27,976,480
4.88%, 02/01/2031 (Callable 07/11/2026)	10,500,000	10,459,777
4.00%, 01/15/2032 (Callable 07/15/2026)	14,000,000	13,276,290
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	23,285,000	23,165,500
TD SYNNEX Corp.
1.75%, 08/09/2026 (Callable 07/11/2026)	10,000,000	9,970,291
2.38%, 08/09/2028 (Callable 06/09/2028)	25,000,000	23,779,101
6.10%, 04/12/2034 (Callable 01/12/2034)	10,000,000	10,406,526
5.30%, 10/10/2035 (Callable 07/10/2035)	30,000,000	29,532,379
Telecom Italia Capital SA, 7.20%, 07/18/2036	797,000	872,999
Telefonica Emisiones SA
4.10%, 03/08/2027	3,768,000	3,752,945
7.05%, 06/20/2036	6,925,000	7,655,802
5.21%, 03/08/2047	34,108,000	30,277,123
4.90%, 03/06/2048	9,475,000	8,007,494
Telefonica Europe BV, 8.25%, 09/15/2030	13,750,000	15,436,962
Terex Corp., 6.25%, 10/15/2032 (Callable 10/15/2027)(a)	250,000	253,188
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	20,803,000	20,700,660
4.75%, 05/09/2027 (Callable 02/09/2027)	5,449,000	5,444,513
5.13%, 05/09/2029 (Callable 02/09/2029)	21,886,000	21,878,622
7.88%, 09/15/2029 (Callable 06/15/2029)	5,000,000	5,361,815
6.00%, 12/01/2032 (Callable 09/01/2032)	5,000,000	5,188,225

	Par	Value
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	$15,000,000	$14,082,910
Time Warner Cable LLC
7.30%, 07/01/2038	19,829,000	20,393,435
6.75%, 06/15/2039	8,041,000	7,870,473
Timken Co., 4.50%, 12/15/2028 (Callable 09/15/2028)	12,522,000	12,460,085
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 07/11/2026)	5,000,000	4,833,811
3.88%, 04/15/2030 (Callable 01/15/2030)	53,473,000	51,814,022
3.50%, 04/15/2031 (Callable 07/11/2026)	60,000,000	56,619,689
5.13%, 05/15/2032 (Callable 03/15/2032)	9,000,000	9,092,956
6.70%, 12/15/2033	9,300,000	10,162,433
4.95%, 11/15/2035 (Callable 08/15/2035)	15,000,000	14,673,816
4.38%, 04/15/2040 (Callable 10/15/2039)	10,000,000	8,820,223
3.60%, 11/15/2060 (Callable 05/15/2060)	15,000,000	9,709,088
Toll Road Investors Partnership II LP
0.00%, 02/15/2027(a)(f)	32,855,000	31,557,455
0.00%, 02/15/2028(a)(f)	6,000,000	5,391,490
0.00%, 02/15/2029(a)(f)	940,000	788,688
0.00%, 02/15/2030(a)(f)	10,059,000	7,870,252
0.00%, 02/15/2030(a)(f)	2,938,000	2,358,551
0.00%, 02/15/2031(a)(f)	5,396,000	4,059,832
0.00%, 02/15/2036(a)(f)	12,500,000	6,667,162
TopBuild Corp.
3.63%, 03/15/2029 (Callable 07/01/2026)(a)	2,500,000	2,500,000
4.13%, 02/15/2032 (Callable 10/15/2026)(a)	1,000,000	1,009,030
5.63%, 01/31/2034 (Callable 09/30/2028)(a)	7,000,000	7,068,110
Trane Technologies Financing Ltd., 4.65%, 11/01/2044 (Callable 05/01/2044)	1,300,000	1,159,124
Trane Technologies Holdco, Inc., 5.75%, 06/15/2043	4,126,000	4,241,467
TransCanada PipeLines Ltd., 2.50%, 10/12/2031 (Callable 07/12/2031)	17,500,000	15,319,376
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 08/01/2042 (Callable 02/01/2042)	2,600,000	2,260,631
TransDigm, Inc.
6.75%, 08/15/2028 (Callable 07/11/2026)(a)	5,500,000	5,554,774
6.38%, 03/01/2029 (Callable 07/11/2026)(a)	3,000,000	3,045,843

The accompanying notes are an integral part of these financial statements.

132

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.88%, 12/15/2030 (Callable 08/18/2026)(a)	$15,000,000	$15,415,500
6.63%, 03/01/2032 (Callable 03/01/2027)(a)	1,000,000	1,025,621
6.00%, 01/15/2033 (Callable 09/15/2027)(a)	11,000,000	11,108,064
6.25%, 01/31/2034 (Callable 08/31/2028)(a)	500,000	510,198
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	7,000,000	7,308,832
Trinity Industries, Inc., 7.75%, 07/15/2028 (Callable 07/11/2026)(a)	5,000,000	5,116,630
Triton Container International Ltd., 3.15%, 06/15/2031 (Callable 03/15/2031)(a)	33,975,000	30,761,157
Triton Container International Ltd./ TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	15,563,000	13,953,535
TTX Co., 4.65%, 06/15/2044(a)	7,710,000	6,779,162
Tyco Electronics Group SA, 7.13%, 10/01/2037	500,000	572,950
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	4,650,000	4,188,346
United Rentals North America, Inc.
3.88%, 11/15/2027 (Callable 07/11/2026)	5,000,000	4,931,768
4.88%, 01/15/2028 (Callable 07/11/2026)	5,000,000	4,983,570
6.00%, 12/15/2029 (Callable 07/31/2026)(a)	33,700,000	34,249,580
4.00%, 07/15/2030 (Callable 07/11/2026)	10,000,000	9,559,319
3.88%, 02/15/2031 (Callable 07/11/2026)	3,000,000	2,834,547
3.75%, 01/15/2032 (Callable 07/15/2026)	1,000,000	926,740
6.13%, 03/15/2034 (Callable 03/15/2029)(a)	21,700,000	22,246,467
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	16,000,000	15,934,300
2.65%, 10/15/2030 (Callable 07/15/2030)	24,322,000	21,871,477
5.05%, 10/15/2034 (Callable 07/15/2034)	30,000,000	28,739,559
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027)(a)	5,250,000	5,257,151
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046 (Callable 12/15/2045)	4,000,000	3,384,254
Vale Canada Ltd., 7.20%, 09/15/2032	1,600,000	1,748,800

	Par	Value
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	$25,339,000	$24,133,718
6.13%, 06/12/2033 (Callable 03/12/2033)	32,000,000	33,520,001
6.88%, 11/21/2036	29,519,000	32,866,248
6.40%, 06/28/2054 (Callable 12/28/2053)	15,000,000	15,307,500
Valero Energy Corp., 6.63%, 06/15/2037	5,000,000	5,494,749
Valero Energy Partners LP, 4.50%, 03/15/2028 (Callable 12/15/2027)	20,000,000	19,974,726
Vallourec SACA, 7.50%, 04/15/2032 (Callable 04/15/2027)(a)	17,084,000	17,855,360
Var Energi ASA
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	29,950,000	31,071,513
5.88%, 05/22/2030 (Callable 04/22/2030)(a)	55,355,000	57,008,003
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	22,989,000	26,096,796
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030 (Callable 10/15/2029)(a)	28,750,000	29,445,290
6.00%, 05/01/2036 (Callable 11/01/2035)(a)	15,000,000	15,161,895
Venture Global LNG, Inc., 6.63%, 06/15/2036 (Callable 06/15/2031)(a)	1,000,000	985,678
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034 (Callable 07/15/2033)(a)	5,000,000	5,209,910
7.75%, 05/01/2035 (Callable 12/01/2034)(a)	5,000,000	5,607,360
6.75%, 01/15/2036 (Callable 07/15/2035)(a)	7,000,000	7,422,072
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	2,500,000	2,184,572
4.50%, 08/10/2033	15,710,000	15,184,823
4.40%, 11/01/2034 (Callable 05/01/2034)	790,000	748,908
4.27%, 01/15/2036	10,793,000	9,938,865
5.25%, 03/16/2037	18,225,000	18,017,346
5.40%, 07/02/2037 (Callable 04/02/2037)	5,100,000	5,086,306
4.81%, 03/15/2039	38,575,000	35,874,011
5.75%, 11/30/2045 (Callable 05/30/2045)	19,000,000	18,468,404
4.86%, 08/21/2046	2,500,000	2,174,626
3.70%, 03/22/2061 (Callable 09/22/2060)	5,950,000	3,978,764
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	10,000,000	7,862,953

The accompanying notes are an integral part of these financial statements.

133

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.00%, 06/22/2050 (Callable 12/22/2049)	$22,000,000	$15,102,088
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	24,344,000	24,336,214
VICI Properties LP/ VICI Note Co., Inc., 4.50%, 01/15/2028 (Callable 10/15/2027)(a)	9,700,000	9,632,442
Videotron Ltd.
3.63%, 06/15/2029 (Callable 07/31/2026)(a)	22,139,000	21,353,388
5.70%, 01/15/2035 (Callable 10/15/2034)(a)	40,800,000	40,925,845
Viper Energy Partners LLC, 5.70%, 08/01/2035 (Callable 05/01/2035)	15,775,000	16,026,296
VMware LLC, 1.80%, 08/15/2028 (Callable 06/15/2028)	15,000,000	14,190,859
Vodafone Group PLC, 7.88%, 02/15/2030	1,581,000	1,744,044
Volkswagen Group of America Finance LLC
5.05%, 03/27/2028 (Callable 02/27/2028)(a)	15,175,000	15,239,064
4.55%, 09/11/2028 (Callable 08/11/2028)(a)	10,800,000	10,732,357
6.20%, 11/16/2028 (Callable 10/16/2028)(a)	19,000,000	19,530,311
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	26,883,000	25,817,217
2.95%, 04/01/2031 (Callable 01/01/2031)	32,741,000	29,673,515
VSP Optical Group, Inc., 5.65%, 06/01/2036 (Callable 03/01/2036)(a)	9,082,000	9,124,882
Vulcan Materials Co.
3.50%, 06/01/2030 (Callable 03/01/2030)	11,050,000	10,571,373
4.70%, 03/01/2048 (Callable 09/01/2047)	500,000	437,041
Waste Management, Inc., 3.88%, 01/15/2029 (Callable 12/15/2028)	1,000,000	986,047
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030)(a)	66,200,000	66,783,938
WESCO Distribution, Inc.
5.25%, 04/15/2031 (Callable 04/15/2028)(a)	10,000,000	9,897,382
6.38%, 03/15/2033 (Callable 03/15/2028)(a)	20,300,000	20,827,737

	Par	Value
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029)(e)	$4,000,000	$3,874,908
7.25%, 04/01/2030 (Callable 04/01/2027)(a)	29,267,000	30,685,454
6.15%, 04/01/2033 (Callable 01/01/2033)	2,500,000	2,607,545
5.45%, 11/15/2034 (Callable 08/15/2034)	30,350,000	30,187,758
5.70%, 07/01/2036 (Callable 04/01/2036)	15,000,000	15,026,989
5.25%, 02/01/2050 (Callable 08/01/2049)(e)	10,000,000	8,675,694
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	18,050,000	17,980,550
4.70%, 09/15/2028 (Callable 06/15/2028)(e)	10,205,000	10,211,633
WestRock MWV LLC, 8.20%, 01/15/2030	5,012,000	5,555,003
Whirlpool Corp., 6.13%, 06/15/2030 (Callable 03/15/2030)	17,775,000	16,396,420
Whistler Pipeline LLC
5.40%, 09/30/2029 (Callable 08/30/2029)(a)	2,350,000	2,383,501
5.70%, 09/30/2031 (Callable 07/30/2031)(a)	46,465,000	47,653,426
5.95%, 09/30/2034 (Callable 06/30/2034)(a)	29,499,000	30,194,949
Williams Cos., Inc.
7.50%, 01/15/2031	120,000	133,473
7.75%, 06/15/2031	3,500,000	3,934,448
8.75%, 03/15/2032(e)	11,275,000	13,347,662
5.15%, 03/15/2036 (Callable 12/15/2035)	1,550,000	1,523,438
5.75%, 06/24/2044 (Callable 12/24/2043)	2,500,000	2,471,728
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028)(a)	25,500,000	25,347,977
5.40%, 05/19/2030 (Callable 04/19/2030)	4,500,000	4,573,605
5.10%, 09/12/2034 (Callable 06/12/2034)	17,075,000	16,786,070
Wrangler Holdco Corp., 6.63%, 04/01/2032 (Callable 04/01/2027)(a)	10,000,000	10,250,640
WS Escrow LLC, 7.75%, 06/01/2033 (Callable 06/01/2029)(a)	1,250,000	1,283,521
WSP Global, Inc.
5.04%, 09/18/2031 (Callable 08/18/2031)(a)	32,000,000	31,772,972
5.71%, 09/18/2036 (Callable 06/18/2036)(a)	48,336,000	47,796,260

The accompanying notes are an integral part of these financial statements.

134

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
XPO, Inc.
6.25%, 06/01/2028 (Callable 07/11/2026)(a)	$1,000,000	$1,010,006
7.13%, 06/01/2031 (Callable 07/11/2026)(a)	500,000	517,038
7.13%, 02/01/2032 (Callable 02/01/2027)(a)	250,000	259,263
ZF North America Capital, Inc., 6.75%, 04/23/2030 (Callable 03/23/2030)(a)	17,225,000	17,080,748
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/2030 (Callable 12/20/2029)	1,000,000	954,457
5.20%, 09/15/2034 (Callable 06/15/2034)	20,000,000	20,007,484
5.75%, 11/30/2039	11,375,000	11,499,051
		11,273,460,848
Utilities - 1.3%
American Transmission Systems, Inc., 2.65%, 01/15/2032 (Callable 10/15/2031)(a)	4,850,000	4,339,376
Appalachian Power Co., 6.70%, 08/15/2037	1,400,000	1,521,127
Arizona Public Service Co., 5.10%, 03/15/2036 (Callable 12/15/2035)	14,775,000	14,534,878
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051 (Callable 11/15/2050)	10,000,000	6,095,690
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/2054 (Callable 06/01/2054)	7,600,000	6,351,093
Constellation Energy Generation LLC
5.80%, 03/01/2033 (Callable 12/01/2032)	10,000,000	10,436,639
5.60%, 06/15/2042 (Callable 12/15/2041)	6,100,000	6,014,271
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,425,000	6,757,561
Dominion Resources, Inc., 5.95%, 06/15/2035	1,880,000	1,974,705
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	15,200,000	13,905,383
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	11,900,000	11,949,617
5.10%, 03/01/2029 (Callable 02/01/2029)	8,318,000	8,412,273
Duke Energy Corp.
3.50%, 06/15/2051 (Callable 12/15/2050)	11,000,000	7,500,918

	Par	Value
6.10%, 09/15/2053 (Callable 03/15/2053)	$8,400,000	$8,545,243
5.80%, 06/15/2054 (Callable 12/15/2053)	10,000,000	9,744,697
Duke Energy Indiana LLC, 4.95%, 03/15/2036 (Callable 12/15/2035)	5,000,000	4,914,512
Duquesne Light Holdings, Inc., 2.53%, 10/01/2030 (Callable 07/01/2030)(a)	8,775,000	7,861,122
ENEL Finance International NV
3.50%, 04/06/2028(a)	7,000,000	6,868,213
7.50%, 10/14/2032 (Callable 07/14/2032)(a)	20,000,000	22,407,993
5.00%, 09/30/2035 (Callable 06/30/2035)(a)	13,000,000	12,626,893
6.00%, 10/07/2039(a)	4,286,000	4,379,158
4.75%, 05/25/2047(a)	54,084,000	45,512,747
Engie Energia Chile SA, 3.40%, 01/28/2030 (Callable 10/28/2029)(a)	3,000,000	2,826,866
Entergy Mississippi LLC, 5.05%, 04/15/2036 (Callable 01/15/2036)	6,325,000	6,218,553
Essential Utilities, Inc., 5.25%, 08/15/2035 (Callable 05/15/2035)	7,000,000	6,989,104
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034)(a)	9,100,000	9,271,875
Exelon Corp.
7.60%, 04/01/2032	1,650,000	1,849,280
5.10%, 06/15/2045 (Callable 12/15/2044)	5,875,000	5,362,043
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,828,942
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	10,300,000	10,205,738
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,870,769
3.40%, 03/01/2050 (Callable 09/01/2049)	11,325,000	7,709,012
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028)(a)	15,000,000	14,405,825
Fortis, Inc., 3.06%, 10/04/2026 (Callable 07/31/2026)	8,762,000	8,729,358
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (Callable 10/01/2053)(a)	11,000,000	10,795,824
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/2028(a)	5,000,000	4,924,347

The accompanying notes are an integral part of these financial statements.

135

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
IPALCO Enterprises, Inc., 5.75%, 04/01/2034 (Callable 01/01/2034)	$5,330,000	$5,311,241
ITC Holdings Corp., 5.65%, 05/09/2034 (Callable 02/09/2034)(a)	14,000,000	14,348,962
KeySpan Corp., 8.00%, 11/15/2030	8,375,000	9,357,509
Liberty Utilities Co., 5.65%, 05/15/2036 (Callable 02/15/2036)(a)	15,450,000	15,388,600
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030)(a)	10,600,000	9,492,098
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,089,131
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053)(a)	8,005,000	7,611,402
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,233,052
3.60%, 05/01/2030 (Callable 02/01/2030)	20,800,000	19,964,863
3.95%, 03/30/2048 (Callable 09/30/2047)	11,775,000	8,992,494
5.85%, 04/01/2055 (Callable 10/01/2054)	8,000,000	7,932,794
NorthWestern Corp., 5.07%, 03/21/2030 (Callable 02/21/2030)(a)	5,300,000	5,348,772
NRG Energy, Inc., 5.88%, 05/15/2034 (Callable 05/15/2029)(a)	2,000,000	1,989,480
Oglethorpe Power Corp., 6.20%, 12/01/2053 (Callable 06/01/2053)	5,000,000	5,143,350
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	8,150,000	8,129,882
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	3,700,000	3,591,137
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,866,189
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033 (Callable 03/15/2033)	14,050,000	14,369,898
PPL Capital Funding, Inc., 5.25%, 09/01/2034 (Callable 06/01/2034)	6,400,000	6,427,723
RWE Finance US LLC
5.13%, 09/18/2035 (Callable 06/18/2035)(a)	25,000,000	24,398,540

	Par	Value
6.25%, 04/16/2054 (Callable 10/16/2053)(a)	$13,000,000	$13,167,507
Southwestern Electric Power Co., 5.20%, 04/01/2036 (Callable 01/01/2036)	12,000,000	11,841,558
Southwestern Public Service Co., 5.88%, 08/15/2056 (Callable 02/15/2056)	18,000,000	17,885,397
Vistra Operations Co. LLC
5.25%, 04/30/2033 (Callable 02/28/2033)(a)	16,700,000	16,576,412
5.35%, 01/31/2036 (Callable 10/31/2035)(a)	9,000,000	8,819,989
		584,919,625
TOTAL CORPORATE BONDS (Cost $22,483,180,486)		22,038,291,160
U.S. TREASURY SECURITIES - 23.8%
United States Treasury Note/Bond
3.63%, 08/15/2028	282,675,000	279,583,242
3.50%, 03/15/2029	552,850,000	543,542,251
4.63%, 04/30/2029	462,900,000	468,433,099
2.75%, 05/31/2029	31,425,000	30,218,329
4.13%, 06/15/2029	165,000,000	164,916,211
3.50%, 09/30/2029	498,725,000	488,594,648
1.88%, 02/15/2032	249,325,000	219,941,660
2.88%, 05/15/2032	289,800,000	269,049,868
4.00%, 06/30/2032	266,100,000	262,389,153
3.50%, 02/15/2033	111,675,000	106,549,292
4.25%, 03/31/2033	487,925,000	486,400,234
3.38%, 05/15/2033	659,850,000	623,223,172
1.13%, 08/15/2040	1,032,900,000	646,934,315
1.38%, 11/15/2040	549,100,000	354,963,120
2.25%, 05/15/2041	430,000,000	313,463,283
1.75%, 08/15/2041	671,650,000	450,162,921
2.00%, 11/15/2041	325,550,000	225,456,091
2.38%, 02/15/2042	526,225,000	383,774,251
3.38%, 08/15/2042	638,875,000	533,086,283
3.88%, 02/15/2043	231,075,000	204,745,087
2.88%, 05/15/2043	673,225,000	516,700,188
3.88%, 05/15/2043	595,175,000	526,055,655
4.63%, 05/15/2044	384,750,000	371,689,542
2.50%, 02/15/2045	460,075,000	322,663,535
4.63%, 11/15/2045	593,975,000	570,494,426
2.88%, 05/15/2049	591,700,000	420,222,565
2.25%, 08/15/2049	96,125,000	59,788,999
2.38%, 05/15/2051	400,500,000	250,468,943
2.88%, 05/15/2052	409,125,000	283,015,414
4.25%, 02/15/2054	679,475,000	606,272,182
5.00%, 05/15/2056	23,875,000	24,240,586
TOTAL U.S. TREASURY SECURITIES (Cost $11,621,652,054)		11,007,038,545

The accompanying notes are an integral part of these financial statements.

136

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 13.7%
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	$144,457	$143,034
Pool A93505, 4.50%, 08/01/2040	510,197	505,170
Pool A96413, 4.00%, 01/01/2041	3,338,122	3,242,360
Pool C00689, 6.50%, 12/01/2028	1,415	1,465
Pool C00785, 6.50%, 06/01/2029	694	719
Pool C03490, 4.50%, 08/01/2040	669,658	663,060
Pool C09004, 3.50%, 07/01/2042	5,295,459	4,951,554
Pool C91466, 3.00%, 07/01/2032	2,096,686	2,024,974
Pool C91568, 3.00%, 10/01/2032	1,619,480	1,562,013
Pool C91581, 3.00%, 11/01/2032	2,539,242	2,444,691
Pool C91594, 3.00%, 01/01/2033	1,254,431	1,207,114
Pool C91826, 3.00%, 05/01/2035	3,913,465	3,695,164
Pool C91852, 3.00%, 10/01/2035	3,377,375	3,199,150
Pool G04222, 5.50%, 04/01/2038	16,853	17,356
Pool G04834, 5.00%, 03/01/2036	1,184,760	1,196,220
Pool G06068, 4.00%, 10/01/2040	5,512,321	5,356,731
Pool G07304, 3.50%, 12/01/2042	5,083,080	4,754,559
Pool G07601, 3.00%, 07/01/2043	12,801,437	11,585,729
Pool G07801, 4.00%, 10/01/2044	4,575,158	4,397,037
Pool G07849, 3.50%, 05/01/2044	12,688,333	11,845,166
Pool G07921, 3.50%, 04/01/2043	18,822,983	17,600,544
Pool G07995, 5.50%, 01/01/2039	3,933,295	3,989,959
Pool G08192, 5.50%, 04/01/2037	29,898	30,800
Pool G08269, 5.50%, 05/01/2038	27,619	28,344
Pool G08372, 4.50%, 11/01/2039	475,401	470,718
Pool G08500, 3.50%, 07/01/2042	7,651,412	7,155,704

	Par	Value
Pool G08518, 3.00%, 02/01/2043	$1,821,105	$1,651,470
Pool G08528, 3.00%, 04/01/2043	3,866,223	3,503,273
Pool G08534, 3.00%, 06/01/2043	3,206,724	2,903,355
Pool G08540, 3.00%, 08/01/2043	7,379,692	6,676,187
Pool G08606, 4.00%, 09/01/2044	2,396,970	2,293,633
Pool G08628, 4.00%, 02/01/2045	2,851,935	2,727,932
Pool G08681, 3.50%, 12/01/2045	2,378,444	2,212,035
Pool G08682, 4.00%, 12/01/2045	1,756,933	1,677,897
Pool G08694, 4.00%, 02/01/2046	2,129,664	2,016,294
Pool G08707, 4.00%, 05/01/2046	177,529	169,360
Pool G16501, 3.00%, 04/01/2033	3,631,246	3,507,705
Pool G30615, 3.00%, 12/01/2032	2,746,655	2,642,994
Pool G30974, 3.50%, 01/01/2034	4,067,291	3,957,943
Pool G60137, 3.50%, 02/01/2043	6,362,542	5,960,932
Pool G60393, 3.50%, 01/01/2046	13,168,226	12,257,177
Pool G60440, 3.50%, 03/01/2046	1,901,134	1,771,316
Pool G60722, 3.00%, 10/01/2046	21,577,324	19,372,768
Pool G60774, 3.00%, 10/01/2045	9,722,571	8,806,318
Pool G60785, 4.00%, 08/01/2046	3,257,977	3,114,793
Pool G60864, 3.00%, 02/01/2047	13,228,187	11,943,477
Pool G60988, 3.00%, 05/01/2047	24,101,217	21,637,569
Pool G60994, 3.50%, 01/01/2045	7,287,644	6,807,901
Pool G61195, 3.50%, 08/01/2044	9,210,489	8,604,181
Pool G61225, 4.50%, 12/01/2043	2,696,195	2,669,633
Pool G61297, 3.50%, 08/01/2047	6,367,655	5,927,153
Pool G61581, 4.00%, 08/01/2048	6,369,662	6,051,445
Pool G61849, 4.50%, 11/01/2046	19,564,588	19,371,781
Pool G67701, 3.00%, 10/01/2046	84,379,969	75,925,178

The accompanying notes are an integral part of these financial statements.

137

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool G67702, 4.00%, 01/01/2047	$12,419,516	$11,863,416
Pool G67710, 3.50%, 03/01/2048	30,185,234	27,812,516
Pool G67712, 4.00%, 06/01/2048	20,468,823	19,503,976
Pool Q08998, 3.50%, 06/01/2042	1,448,551	1,355,611
Pool Q10378, 3.00%, 08/01/2042	4,977,143	4,517,719
Pool Q11218, 3.50%, 09/01/2042	3,260,112	3,047,886
Pool Q13205, 3.00%, 11/01/2042	16,628,568	15,094,460
Pool Q14875, 3.00%, 01/01/2043	9,431,692	8,562,006
Pool Q16455, 3.00%, 03/01/2043	5,921,576	5,374,302
Pool Q17640, 3.00%, 04/01/2043	4,253,034	3,859,948
Pool Q50031, 3.50%, 08/01/2047	17,169,362	15,729,452
Pool QB1368, 2.50%, 07/01/2050	21,824,478	18,667,107
Pool QC5811, 2.00%, 08/01/2051	11,427,790	9,343,389
Pool RA4524, 1.50%, 02/01/2051	16,429,312	12,616,437
Pool RA5077, 2.50%, 05/01/2051	19,297,052	16,524,555
Pool RA9269, 5.50%, 06/01/2053	54,398,225	55,011,322
Pool RB0771, 2.50%, 02/01/2042	12,959,052	11,511,883
Pool RB0788, 2.50%, 03/01/2042	16,746,048	14,880,038
Pool RB5089, 1.50%, 12/01/2040	67,145,659	56,670,454
Pool RB5090, 2.00%, 12/01/2040	53,255,304	46,414,318
Pool RB5100, 2.00%, 02/01/2041	16,794,459	14,617,060
Pool RB5110, 1.50%, 05/01/2041	31,464,361	26,421,951
Pool RB5111, 2.00%, 05/01/2041	14,223,824	12,236,176
Pool RB5138, 2.00%, 12/01/2041	81,690,820	70,550,250
Pool RD5042, 1.50%, 12/01/2030	6,062,424	5,740,877
Pool RD5044, 1.50%, 11/01/2030	9,161,884	8,685,043
Pool RD5049, 1.50%, 02/01/2031	21,826,393	20,620,599

	Par	Value
Pool RD5075, 1.50%, 12/01/2031	$4,192,142	$3,921,623
Pool SB0084, 3.00%, 02/01/2032	2,965,648	2,904,738
Pool SB0463, 2.50%, 01/01/2036	18,358,682	17,197,420
Pool SB8088, 1.50%, 02/01/2036	34,941,542	31,251,102
Pool SC0157, 2.50%, 07/01/2041	29,580,582	26,425,471
Pool SC0158, 2.50%, 04/01/2041	12,957,220	11,596,148
Pool SC0208, 2.00%, 11/01/2041	28,713,180	24,882,477
Pool SD0047, 3.50%, 07/01/2045	5,943,976	5,548,325
Pool SD0295, 3.00%, 02/01/2049	23,003,384	20,720,820
Pool SD2181, 5.50%, 01/01/2053	10,231,776	10,342,874
Pool SD2446, 5.50%, 03/01/2053	38,794,288	39,418,646
Pool SD2903, 2.00%, 03/01/2051	155,810,787	125,854,729
Pool SD3008, 4.50%, 05/01/2048	10,810,935	10,691,190
Pool SD3387, 6.00%, 07/01/2053	48,505,019	50,472,653
Pool SD4112, 6.00%, 10/01/2053	21,967,306	22,850,048
Pool SD4957, 2.00%, 03/01/2051	45,534,380	36,796,243
Pool SD5044, 6.00%, 03/01/2054	37,794,305	39,188,800
Pool SD5594, 5.50%, 07/01/2053	21,154,374	21,359,116
Pool SD6026, 3.50%, 03/01/2050	20,288,249	18,679,336
Pool SD7516, 4.00%, 05/01/2050	37,110,333	35,085,724
Pool SD7534, 2.50%, 02/01/2051	76,766,553	65,766,929
Pool SD7541, 2.00%, 05/01/2051	57,271,525	46,837,417
Pool SD7548, 2.50%, 11/01/2051	77,384,061	65,954,094
Pool SD7553, 3.00%, 03/01/2052	64,211,621	57,035,117
Pool SD7555, 3.00%, 08/01/2052	20,432,587	18,142,405
Pool SD8316, 5.50%, 04/01/2053	41,758,960	42,099,249
Pool SD8324, 5.50%, 05/01/2053	95,202,356	95,994,492
Pool SD8331, 5.50%, 06/01/2053	17,993,843	18,178,157

The accompanying notes are an integral part of these financial statements.

138

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool SE5001, 2.00%, 06/01/2052	$53,758,104	$44,028,662
Pool U69907, 3.50%, 03/01/2043	14,669,094	13,809,327
Pool V81992, 4.00%, 10/01/2045	3,870,102	3,691,623
Pool Z40130, 3.00%, 01/01/2046	31,910,094	29,056,068
Federal National Mortgage Association
Pool 251967, 6.50%, 09/01/2028	994	1,028
Pool 252255, 6.50%, 02/01/2029	2,437	2,522
Pool 257203, 5.00%, 05/01/2028	2,704	2,707
Pool 310209, 3.50%, 08/01/2043	44,464,567	41,807,227
Pool 310210, 4.00%, 05/01/2044	47,667,003	45,763,461
Pool 310213, 3.00%, 03/01/2047	54,825,293	48,251,767
Pool 357426, 5.00%, 09/01/2033	2,380,720	2,385,890
Pool 545407, 5.50%, 01/01/2032	1,518	1,544
Pool 725025, 4.50%, 10/01/2033	4,301,121	4,223,425
Pool 725424, 5.50%, 04/01/2034	161,239	162,989
Pool 725773, 5.50%, 09/01/2034	7,552	7,640
Pool 735228, 5.50%, 02/01/2035	6,579	6,660
Pool 735382, 5.00%, 04/01/2035	275,025	274,456
Pool 735676, 5.00%, 07/01/2035	825,958	824,936
Pool 745275, 5.00%, 02/01/2036	525,053	529,484
Pool 745355, 5.00%, 03/01/2036	240,148	243,061
Pool 745418, 5.50%, 04/01/2036	783,220	805,841
Pool 889579, 6.00%, 05/01/2038	1,440,767	1,511,513
Pool 890355, 3.50%, 09/01/2041	7,292,672	6,836,135
Pool AB0110, 5.00%, 02/01/2035	3,881,125	3,889,600
Pool AB0125, 5.00%, 02/01/2035	2,631,390	2,637,140
Pool AB0731, 4.00%, 06/01/2039	2,469,161	2,401,350

	Par	Value
Pool AB5188, 3.50%, 05/01/2042	$5,188,986	$4,846,847
Pool AB6492, 3.00%, 10/01/2042	16,962,202	15,378,611
Pool AB6496, 3.00%, 10/01/2042	6,893,849	6,250,239
Pool AB9374, 3.50%, 05/01/2043	6,319,672	5,888,512
Pool AB9673, 3.50%, 06/01/2043	3,295,660	3,074,990
Pool AC6794, 4.50%, 01/01/2040	2,099,588	2,076,344
Pool AD6438, 5.00%, 06/01/2040	2,894,458	2,918,982
Pool AD8522, 4.00%, 08/01/2040	221,517	215,005
Pool AE0217, 4.50%, 08/01/2040	1,036,268	1,024,795
Pool AE0218, 4.50%, 08/01/2040	2,824,579	2,793,305
Pool AE0828, 3.50%, 02/01/2041	519,435	487,134
Pool AE0949, 4.00%, 02/01/2041	88,662	85,351
Pool AE5463, 4.00%, 10/01/2040	388,430	377,009
Pool AH1107, 4.00%, 12/01/2040	1,286,522	1,248,096
Pool AH3394, 4.00%, 01/01/2041	903,205	872,568
Pool AH7007, 4.00%, 03/01/2041	1,717,900	1,654,582
Pool AI7784, 4.50%, 07/01/2041	1,333,992	1,319,215
Pool AJ1407, 4.00%, 09/01/2041	608,328	587,050
Pool AJ7680, 3.50%, 12/01/2041	670,701	627,737
Pool AJ7689, 4.00%, 12/01/2041	3,078,321	2,970,651
Pool AK2400, 4.00%, 02/01/2042	6,101,650	5,884,436
Pool AL5075, 4.50%, 01/01/2040	769,398	755,590
Pool AL5097, 4.50%, 09/01/2043	3,919,753	3,856,980
Pool AL6441, 4.00%, 02/01/2045	6,663,916	6,367,699
Pool AL6715, 4.00%, 02/01/2045	848,480	810,855
Pool AL7521, 5.00%, 06/01/2039	3,408,393	3,403,948
Pool AL7822, 4.00%, 07/01/2043	8,202,270	7,906,875
Pool AL7941, 4.00%, 12/01/2045	6,830,560	6,597,860

The accompanying notes are an integral part of these financial statements.

139

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool AL8385, 4.00%, 04/01/2046	$12,375,567	$11,855,538
Pool AL9267, 3.00%, 10/01/2046	9,723,650	8,719,475
Pool AL9555, 4.00%, 02/01/2045	1,771,190	1,710,060
Pool AL9764, 4.50%, 02/01/2046	7,653,503	7,568,728
Pool AO2970, 3.00%, 05/01/2042	886,705	803,788
Pool AO4137, 3.50%, 06/01/2042	1,603,810	1,498,560
Pool AO8044, 3.50%, 07/01/2042	34,516,289	32,267,448
Pool AP0489, 3.50%, 08/01/2042	2,797,508	2,615,672
Pool AR9197, 3.00%, 03/01/2043	1,929,635	1,748,452
Pool AS0303, 3.00%, 08/01/2043	2,473,849	2,234,383
Pool AS4257, 4.00%, 01/01/2045	3,115,593	2,976,938
Pool AS4582, 4.00%, 03/01/2045	2,781,522	2,657,450
Pool AS6312, 4.00%, 12/01/2045	11,528,292	10,981,772
Pool AS9392, 3.50%, 04/01/2047	16,771,372	15,497,734
Pool AT0682, 3.00%, 04/01/2043	714,369	646,517
Pool AT2720, 3.00%, 05/01/2043	2,593,378	2,350,810
Pool AT2725, 3.00%, 05/01/2043	7,222,979	6,536,890
Pool AT5900, 3.00%, 06/01/2043	7,834,318	7,087,333
Pool AU1629, 3.00%, 07/01/2043	6,319,767	5,714,908
Pool AW8165, 4.00%, 01/01/2042	6,115,411	5,918,548
Pool AX5316, 4.50%, 01/01/2042	2,957,585	2,924,825
Pool AZ9565, 3.50%, 12/01/2045	3,243,845	3,015,696
Pool BF0212, 4.50%, 02/01/2041	12,806,398	12,659,361
Pool BF0231, 3.00%, 04/01/2042	17,470,911	16,375,756
Pool BF0246, 4.50%, 06/01/2051	35,652,224	34,970,247
Pool BF0534, 3.00%, 09/01/2050	6,152,370	5,490,795
Pool BM1047, 4.00%, 02/01/2045	3,187,108	3,072,326

	Par	Value
Pool BM1155, 4.00%, 03/01/2047	$8,698,177	$8,289,435
Pool BM1428, 3.50%, 09/01/2043	9,835,956	9,162,830
Pool BM1753, 4.00%, 05/01/2037	12,349,450	12,003,106
Pool BM2005, 4.00%, 12/01/2047	13,340,965	12,658,834
Pool BM3108, 4.50%, 08/01/2046	6,939,178	6,799,669
Pool BM3926, 3.50%, 08/01/2037	7,206,695	6,894,669
Pool BM3972, 2.50%, 04/01/2038	15,468,199	14,265,164
Pool BM5136, 4.00%, 06/01/2046	30,693,773	29,129,910
Pool BM5387, 4.00%, 08/01/2034	29,088,081	28,518,753
Pool BM5538, 5.00%, 11/01/2048	8,339,336	8,358,630
Pool BM5803, 4.50%, 04/01/2039	4,258,899	4,212,121
Pool BM5919, 3.50%, 08/01/2043	2,935,712	2,740,251
Pool BM7089, 3.00%, 02/01/2052	68,689,300	60,451,856
Pool BP6586, 2.00%, 08/01/2035	13,269,048	12,121,974
Pool BT6857, 2.00%, 08/01/2051	8,722,581	7,129,776
Pool BV1743, 6.00%, 06/01/2055	17,673,067	18,267,148
Pool CA5146, 3.00%, 02/01/2050	47,911,271	42,725,461
Pool CA8230, 2.50%, 12/01/2050	51,891,806	44,279,111
Pool CA8868, 3.00%, 02/01/2051	32,907,773	29,373,722
Pool CB4140, 5.00%, 07/01/2052	69,537,358	68,999,706
Pool CB4632, 5.50%, 09/01/2052	45,505,425	46,006,571
Pool CB6541, 6.00%, 06/01/2053	57,034,424	59,072,501
Pool CB7443, 6.00%, 11/01/2053	32,114,030	33,060,354
Pool FA0109, 3.50%, 10/01/2051	79,274,218	72,908,630
Pool FA0795, 3.00%, 02/01/2050	12,995,118	11,700,240
Pool FA0999, 3.00%, 01/01/2049	32,289,648	29,035,419
Pool FA1022, 2.50%, 02/01/2052	79,832,213	68,282,560
Pool FA1249, 3.00%, 02/01/2050	20,294,793	18,180,596

The accompanying notes are an integral part of these financial statements.

140

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool FA1277, 3.00%, 12/01/2047	$21,413,387	$19,254,976
Pool FA1599, 5.50%, 05/01/2055	86,603,443	87,709,645
Pool FA1756, 4.00%, 03/01/2049	35,145,241	33,297,679
Pool FA1990, 6.00%, 04/01/2055	50,436,448	52,207,948
Pool FA3375, 6.00%, 04/01/2055	35,409,666	36,709,656
Pool FA4141, 3.50%, 05/01/2049	36,176,755	33,061,505
Pool FA4822, 4.00%, 06/01/2052	37,109,431	35,077,928
Pool FM1255, 3.00%, 01/01/2048	9,956,096	8,928,877
Pool FM1402, 3.50%, 05/01/2048	24,678,713	22,804,685
Pool FM1540, 4.00%, 09/01/2049	1,560,532	1,477,807
Pool FM1963, 4.00%, 11/01/2049	21,659,937	20,461,890
Pool FM3031, 4.00%, 10/01/2036	2,437,349	2,390,942
Pool FM3117, 3.00%, 05/01/2050	66,893,908	59,792,435
Pool FM3612, 2.50%, 06/01/2050	9,712,959	8,277,187
Pool FM5017, 2.50%, 12/01/2050	16,324,002	13,834,993
Pool FM5397, 3.00%, 12/01/2050	31,462,359	27,980,447
Pool FM7064, 2.50%, 01/01/2051	32,544,473	27,785,771
Pool FM7615, 2.00%, 06/01/2036	24,081,776	22,038,167
Pool FM7731, 2.50%, 09/01/2050	43,189,980	36,930,783
Pool FM8215, 2.50%, 03/01/2051	36,303,977	30,995,573
Pool FM8348, 2.50%, 08/01/2051	26,605,386	22,786,280
Pool FM8804, 2.50%, 09/01/2051	71,636,544	61,128,048
Pool FM8869, 2.00%, 09/01/2036	12,481,030	11,395,960
Pool FM9283, 2.50%, 11/01/2051	26,913,787	22,961,654
Pool FM9284, 2.50%, 11/01/2051	37,131,280	31,714,297
Pool FM9294, 3.00%, 10/01/2051	25,656,718	22,813,869
Pool FM9770, 2.00%, 12/01/2051	14,844,519	12,188,065

	Par	Value
Pool FM9771, 2.00%, 11/01/2051	$17,557,930	$14,351,876
Pool FM9781, 2.50%, 12/01/2051	49,454,873	42,234,306
Pool FM9873, 2.50%, 12/01/2051	96,496,910	82,486,780
Pool FM9876, 2.50%, 12/01/2051	63,363,547	54,303,163
Pool FS0176, 2.50%, 01/01/2052	86,698,288	73,635,759
Pool FS0316, 1.50%, 11/01/2041	20,256,043	16,921,083
Pool FS1789, 3.50%, 07/01/2047	22,739,748	21,236,804
Pool FS2128, 3.50%, 11/01/2049	35,030,472	32,566,579
Pool FS2648, 3.00%, 10/01/2049	15,095,027	13,673,687
Pool FS3136, 3.50%, 08/01/2048	23,515,521	21,945,345
Pool FS3220, 5.50%, 11/01/2052	13,836,774	14,017,209
Pool FS4207, 3.00%, 11/01/2048	14,938,464	13,481,331
Pool FS4654, 2.00%, 07/01/2051	93,147,217	75,233,030
Pool FS5120, 6.00%, 07/01/2053	32,366,045	33,784,907
Pool FS5208, 3.50%, 06/01/2041	53,212,641	49,903,604
Pool FS5788, 6.50%, 09/01/2053	29,474,841	30,849,827
Pool FS5832, 6.00%, 10/01/2053	24,678,803	25,526,820
Pool FS6281, 3.50%, 10/01/2045	16,444,063	15,352,069
Pool FS7499, 2.00%, 07/01/2051	66,920,973	54,011,597
Pool FS7887, 4.00%, 07/01/2052	29,357,384	27,575,397
Pool FS7969, 1.50%, 10/01/2036	30,570,408	27,436,440
Pool FS8397, 1.50%, 08/01/2037	65,589,124	58,775,954
Pool FS8579, 2.00%, 08/01/2042	87,007,686	75,375,832
Pool FS8743, 3.50%, 06/01/2049	10,736,813	9,885,376
Pool FS8752, 6.00%, 08/01/2054	38,527,190	40,055,440
Pool FS8771, 6.00%, 07/01/2054	30,147,397	30,914,515
Pool FS9122, 6.00%, 09/01/2054	9,488,441	9,741,899
Pool FS9401, 6.00%, 10/01/2054	64,174,130	66,169,247

The accompanying notes are an integral part of these financial statements.

141

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool FS9404, 6.00%, 10/01/2054	$82,568,910	$85,343,877
Pool MA0461, 4.50%, 07/01/2030	508,609	506,321
Pool MA0561, 4.00%, 11/01/2040	4,346,344	4,218,544
Pool MA0949, 3.50%, 01/01/2032	7,157,750	6,972,212
Pool MA1164, 3.50%, 09/01/2042	4,734,327	4,419,940
Pool MA1237, 3.00%, 11/01/2032	1,630,741	1,566,172
Pool MA1401, 3.00%, 04/01/2033	2,911,439	2,780,443
Pool MA1432, 3.00%, 05/01/2033	2,933,453	2,803,330
Pool MA1764, 4.00%, 01/01/2034	2,739,340	2,687,879
Pool MA2019, 4.00%, 09/01/2034	3,934,964	3,852,347
Pool MA2588, 4.00%, 04/01/2036	1,757,148	1,710,798
Pool MA3183, 4.00%, 11/01/2047	2,621,700	2,487,643
Pool MA3547, 3.00%, 12/01/2033	4,966,727	4,771,037
Pool MA4047, 2.00%, 06/01/2050	64,548,897	52,158,261
Pool MA4154, 1.50%, 10/01/2035	25,418,143	22,813,449
Pool MA4157, 1.50%, 10/01/2050	8,535,688	6,564,176
Pool MA4182, 2.00%, 11/01/2050	102,592,354	82,684,810
Pool MA4202, 1.50%, 12/01/2040	19,306,831	16,295,192
Pool MA4208, 2.00%, 12/01/2050	34,750,050	28,006,885
Pool MA4282, 2.50%, 03/01/2051	20,515,723	17,325,374
Pool MA4284, 1.50%, 03/01/2031	6,838,655	6,442,783
Pool MA4308, 1.50%, 04/01/2031	10,118,641	9,550,349
Pool MA4424, 1.50%, 09/01/2031	13,200,042	12,396,717
Pool MA4448, 1.50%, 10/01/2031	21,117,000	19,794,744
Pool MA4476, 1.50%, 11/01/2031	4,199,322	3,935,917
Pool MA4501, 2.00%, 12/01/2041	55,330,639	47,818,959
Pool MA4520, 2.00%, 01/01/2042	88,256,495	76,207,643

	Par	Value
Pool MA4569, 1.50%, 03/01/2042	$7,209,898	$5,995,421
Pool MA4570, 2.00%, 03/01/2042	43,766,733	37,711,536
Pool MA4842, 5.50%, 12/01/2052	83,448,724	84,531,024
Pool MA4941, 5.50%, 03/01/2053	7,114,297	7,189,907
Pool MA5039, 5.50%, 06/01/2053	13,548,579	13,687,360
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 04/25/2047)	21,756,327	20,395,482
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 06/25/2047)	21,762,027	17,405,333
Ginnie Mae I Pool
Pool 779395, 3.50%, 06/15/2042	14,044,934	12,960,631
Pool 783629, 3.00%, 08/15/2042	72,881,422	66,555,682
Ginnie Mae II Pool
Pool 4922, 4.00%, 01/20/2041	2,372,324	2,280,078
Pool 734341, 4.50%, 04/20/2041	4,713,998	4,588,365
Pool 784106, 3.50%, 01/20/2046	10,670,722	9,846,355
Pool 784717, 3.50%, 02/20/2048	16,109,749	14,274,458
Pool 785558, 2.50%, 07/20/2051	34,796,419	29,598,034
Pool 785563, 2.50%, 07/20/2051	31,777,513	27,123,388
Pool 785575, 2.50%, 08/20/2051	68,156,360	57,769,905
Pool 786472, 4.50%, 11/20/2048	7,075,889	6,902,847
Pool 786660, 5.50%, 04/20/2053	10,056,420	10,266,745
Pool 786812, 5.50%, 07/20/2053	9,163,171	9,352,000
Pool 786910, 5.50%, 07/20/2053	17,487,053	17,826,940
Pool 787304, 6.00%, 03/20/2054	40,023,043	41,640,103
Pool 787313, 2.50%, 09/20/2051	45,105,035	38,366,386
Pool 787486, 5.50%, 05/20/2054	19,700,415	20,083,213
Pool MA0154, 3.50%, 06/20/2042	50,821,201	47,706,484
Pool MA0318, 3.50%, 08/20/2042	31,630,684	29,692,007

The accompanying notes are an integral part of these financial statements.

142

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool MA0462, 3.50%, 10/20/2042	$37,222,491	$34,940,948
Pool MA1376, 4.00%, 10/20/2043	17,927,189	17,212,799
Pool MA3663, 3.50%, 05/20/2046	18,072,692	16,576,675
Pool MA3711, 3.00%, 06/20/2031	4,281,374	4,146,624
Pool MA4721, 4.50%, 09/20/2047	16,092,201	15,825,404
Pool MA5765, 5.00%, 02/20/2049	50,302,670	50,490,602
Pool MA8571, 6.00%, 01/20/2053	10,060,290	10,354,014
Government National Mortgage Association (GNMA)
Pool 2687, 6.00%, 12/20/2028	1,756	1,794
Pool 2701, 6.50%, 01/20/2029	923	957
Pool 3474, 6.00%, 11/20/2033	2,961	3,040
Pool 4747, 5.00%, 07/20/2040	152,682	154,600
Pool 5139, 4.00%, 08/20/2041	1,402,705	1,348,145
Pool 5202, 3.50%, 10/20/2041	2,778,427	2,608,171
Pool 5259, 4.00%, 12/20/2041	1,961,846	1,885,531
Pool 5305, 4.00%, 02/20/2042	3,645,744	3,503,923
Pool MA0155, 4.00%, 06/20/2042	3,199,058	3,086,407
Pool MA0392, 3.50%, 09/20/2042	2,106,708	1,977,582
Pool MA2753, 3.00%, 04/20/2045	3,017,810	2,724,983
Pool MA2754, 3.50%, 04/20/2045	4,176,578	3,860,220
Pool MA2827, 4.00%, 05/20/2045	4,085,351	3,922,726
Pool MA2892, 3.50%, 06/20/2045	4,196,762	3,874,554
Pool MA3173, 3.50%, 10/20/2045	13,929,559	12,852,851
Pool MA3378, 4.50%, 01/20/2046	3,953,158	3,883,391
Pool MA3598, 4.00%, 04/20/2046	4,901,199	4,694,062
Pool MA3664, 4.00%, 05/20/2046	1,833,756	1,754,975
Pool MA3873, 3.00%, 08/20/2046	8,757,940	7,868,650

	Par	Value
Pool MA4512, 4.50%, 06/20/2047	$4,742,710	$4,656,545
Pool MA4588, 4.50%, 07/20/2047	3,178,013	3,118,970
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $6,591,513,465)		6,313,273,030
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 5.6%
A&D Mortgage LLC, Series 2023-NQM3, Class A1, 6.73%, 07/25/2068 (Callable 07/25/2026)(a)(e)	45,547,420	45,487,775
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027)(a)(e)	39,397,969	39,170,619
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 07/25/2026)(a)(g)	4,563,258	4,403,514
Series 2022-1, Class A1B, 4.27%, 12/25/2056 (Callable 07/25/2026)(a)(e)	11,500,000	10,871,251
Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 05/25/2048	207,575	182,193
Banc of America Funding Corp., Series 2007-C, Class 1A3, 4.58%, 05/20/2036 (Callable 07/20/2026)(g)	556,344	487,575
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 07/28/2026)(e)	37,414	32,738
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 6.42% (1 yr. CMT Rate + 2.30%), 10/25/2035 (Callable 07/25/2026)	141,283	136,554
BRAVO Residential Funding Trust
Series 2020-RPL2, Class A1, 2.00%, 05/25/2059 (Callable 11/25/2047)(a)(g)	26,605,320	24,935,876
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 02/25/2047)(a)(g)	107,737,383	99,444,158
Series 2025-NQM7, Class A1, 5.46%, 07/25/2065 (Callable 07/25/2028)(a)(g)	62,801,747	62,840,195
Series 2026-NQM2, Class A1, 4.62%, 11/25/2065 (Callable 01/25/2029)(a)(g)	54,247,161	53,367,218

The accompanying notes are an integral part of these financial statements.

143

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June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2026-NQM5, Class A1, 5.36%, 06/25/2066 (Callable 05/25/2029)(a)(g)	$46,673,592	$46,571,386
Series 2026-NQM6, Class A1, 5.52%, 05/25/2066 (Callable 06/25/2029)(a)(g)	22,425,000	22,401,902
Chase Mortgage Finance Corp.
Series 2005-A2, Class 1A5, 4.57%, 01/25/2036 (Callable 07/25/2026)(g)	236,466	219,547
Series 2007-A1, Class 2A3, 5.87%, 02/25/2037 (Callable 07/25/2026)(g)	235,959	224,161
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 08/25/2047)(a)(g)	43,067,573	39,197,327
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 11/25/2044)(a)(g)	70,481,068	62,669,299
Series 2024-RPL4, Class A1A, 3.38%, 12/25/2064 (Callable 01/25/2051)(a)(g)	91,154,582	80,743,170
Series 2025-RPL1, Class A1A, 3.38%, 04/25/2065 (Callable 03/25/2043)(a)(g)	20,866,415	18,585,430
CIM Trust, Series 2022-R1, Class A1, 3.00%, 01/25/2061 (Callable 02/25/2027)(a)(g)	13,980,730	12,881,171
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A4, 6.00%, 06/25/2036 (Callable 07/25/2026)	1,791,729	1,609,184
Citigroup Mortgage Loan Trust, Inc.
Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 07/25/2026)	17,787	12,452
Series 2006-AR1, Class 1A1, 5.90% (1 yr. CMT Rate + 2.40%), 10/25/2035 (Callable 07/25/2026)	1,927,290	1,873,560
Series 2018-RP2, Class A1, 3.50%, 02/25/2058 (Callable 10/25/2039)(a)(g)	3,409,309	3,372,182
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (Callable 01/25/2027)(a)(e)	17,396,504	17,400,166
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 1A1, 6.00%, 09/25/2034 (Callable 07/25/2026)	278,129	280,225
Series 2005-11CB, Class 2A6, 5.50%, 05/25/2035	2,320,014	1,826,476

	Par	Value
Series 2005-29CB, Class A1, 5.50%, 07/25/2035 (Callable 07/25/2026)	$935,117	$511,175
Series 2005-3CB, Class 2A1, 5.00%, 07/25/2026 (Callable 07/25/2026)	15,392	13,683
Series 2005-49CB, Class A5, 5.50%, 11/25/2035 (Callable 07/25/2026)	1,044,518	627,253
Series 2005-6CB, Class 1A4, 5.50%, 04/25/2035 (Callable 07/25/2026)	5,168,734	4,360,299
Series 2005-85CB, Class 2A2, 5.50%, 02/25/2036 (Callable 07/25/2026)	1,322,970	1,032,553
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 07/25/2026)	327,993	143,244
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF6, 4.12%, 02/25/2036 (Callable 07/25/2026)(g)	520	515
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-6, Class 2A1, 5.50%, 04/25/2035 (Callable 07/25/2026)	118,761	99,743
Credit Suisse Management LLC, Series 2005-7, Class 3A1, 5.00%, 10/25/2030	11,493	10,968
Deutsche ALT-A Securities, Inc., Series 2005-2, Class 1A7, 4.88%, 04/25/2035 (Callable 07/25/2026)(g)	2,921,441	2,811,884
First Horizon Alternative Mortgage Securities
Series 2004-AA1, Class A1, 5.51%, 06/25/2034 (Callable 07/25/2026)(g)	1,107,668	1,109,937
Series 2005-AA2, Class 2A1, 4.64%, 04/25/2035 (Callable 07/25/2026)(g)	465,561	461,476
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	75,357,433	75,026,033
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	32,536,593	32,302,163
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	55,356,012	54,950,214
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	32,967,686	32,747,934
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	67,647,955	67,522,671
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/2057 (Callable 02/25/2043)(a)	12,021,533	11,769,849

The accompanying notes are an integral part of these financial statements.

144

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SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
GSR Mortgage Loan Trust
Series 2004-15F, Class 5A1, 5.50%, 11/25/2034	$17,298	$14,266
Series 2005-3F, Class 2A4, 6.00%, 03/25/2035 (Callable 01/25/2032)	673,427	574,686
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 5.19%, 11/25/2035 (Callable 07/25/2026)(g)	1,731,217	1,389,063
Series 2006-A2, Class 2A1, 4.91%, 04/25/2036 (Callable 07/25/2026)(g)	366,872	314,948
Series 2006-A2, Class 3A3, 5.44%, 04/25/2036 (Callable 07/25/2026)(g)	402,635	359,051
Series 2007-A4, Class 2A3, 4.59%, 06/25/2037 (Callable 07/25/2026)(g)	1,445,245	1,115,821
Series 2025-NQM5, Class A1, 4.88%, 05/25/2066 (Callable 12/25/2028)(a)(g)	61,043,136	60,379,896
Series 2026-NQM1, Class A1, 4.75%, 06/25/2066 (Callable 02/25/2029)(a)(g)	28,150,960	27,730,562
MASTR Alternative Loans Trust
Series 2004-2, Class 2A1, 6.00%, 02/25/2034 (Callable 07/25/2026)	599,999	596,750
Series 2004-8, Class 2A1, 6.00%, 09/25/2034 (Callable 07/25/2026)	380,753	380,215
Series 2005-6, Class 1A5, 5.50%, 12/25/2035 (Callable 07/25/2026)	1,073,489	675,676
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 2.16%, 06/25/2035 (Callable 07/25/2026)(g)	383,268	377,245
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 11/25/2033)(a)(g)	1,539,321	1,524,502
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 06/25/2032)(a)(g)	6,872,516	6,735,564
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (Callable 05/25/2030)(a)(g)	3,212,843	3,075,899
Series 2017-1A, Class A1, 4.00%, 02/25/2057 (Callable 06/25/2031)(a)(g)	6,198,155	5,984,323

	Par	Value
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 11/25/2031)(a)(g)	$5,382,855	$5,164,850
Series 2017-6A, Class A1, 4.00%, 08/27/2057 (Callable 04/25/2036)(a)(g)	6,862,843	6,610,333
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 06/25/2033)(a)(g)	3,614,487	3,500,190
Series 2019-RPL2, Class A1, 3.25%, 02/25/2059 (Callable 07/25/2043)(a)(g)	6,952,897	6,750,649
Onslow Bay Mortgage Loan Trust
Series 2022-NQM3, Class A1, 4.42%, 01/25/2062 (Callable 07/25/2026)(a)(g)	27,077,964	26,241,152
Series 2022-NQM5, Class A1, 5.31%, 05/25/2062 (Callable 07/25/2026)(a)(e)	46,308,029	46,525,367
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026)(a)(e)	11,322,753	11,354,457
Series 2024-HYB1, Class A1, 3.67%, 03/25/2053 (Callable 09/25/2035)(a)(g)	17,353,516	17,431,055
Series 2025-NQM13, Class A1, 5.44%, 05/25/2065 (Callable 07/25/2028)(a)(g)	86,446,225	86,474,821
Series 2026-NQM1, Class A1, 4.85%, 11/25/2065 (Callable 12/25/2028)(a)(g)	122,617,207	121,544,331
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (Callable 02/25/2029)(a)(g)	5,077,564	4,999,170
Series 2026-NQM7, Class A1, 5.22%, 04/25/2066 (Callable 04/25/2029)(a)(g)	41,623,247	41,390,648
Series 2026-NQM9, Class A1, 5.47%, 04/25/2066 (Callable 06/25/2029)(a)(g)	138,775,000	138,578,700
Progress Residential Trust
Series 2024-SFR1, Class A, 3.35%, 02/17/2041(a)	72,212,165	69,399,754
Series 2024-SFR2, Class A, 3.30%, 04/17/2041(a)	20,395,858	19,511,059
RALI Trust
Series 2004-QS13, Class CB, 5.00%, 01/25/2032	2,264	2,253
Series 2005-QA7, Class A22, 5.27%, 07/25/2035 (Callable 07/25/2026)(g)	519,991	473,493
Series 2005-QS11, Class A2, 4.27% (1 mo. Term SOFR + 0.61%), 07/25/2035 (Callable 07/25/2026)	1,591,478	1,233,466

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Renaissance NIM Trust
Series 2006-2, Class AF3, 5.80%, 08/25/2036 (Callable 06/25/2029)(e)	$14,782,419	$4,812,190
Series 2006-3, Class AF2, 5.58%, 11/25/2036 (Callable 01/25/2030)(e)	9,847,275	2,892,730
Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 07/25/2029)(e)	278,136	65,477
Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 08/25/2033)(e)	1,435,659	326,352
Rithm Capital Corp.
Series 2022-NQM2, Class A1, 3.85%, 03/27/2062 (Callable 07/25/2026)(a)(g)	23,501,067	22,059,298
Series 2023-1, Class A, 3.50%, 01/25/2063 (Callable 02/25/2033)(a)(g)	41,921,008	39,522,158
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 02/25/2030)(a)(g)	58,079,497	57,632,581
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 07/25/2026)(a)(g)	747,920	737,901
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 11/25/2029)(a)(g)	2,123,069	2,101,212
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 06/25/2034)(a)(g)	14,624,357	13,803,687
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 06/25/2033)(a)(g)	279,484	278,558
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2028)(a)(g)	11,750,392	11,379,596
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 02/25/2033)(a)(g)	22,989,893	21,999,509
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 05/25/2032)(a)(g)	16,803,770	15,286,361
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 12/25/2031)(a)	42,186,078	38,332,274
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 03/25/2033)(a)(g)	75,457,428	70,611,733
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 10/25/2032)(a)(g)	71,871,687	67,474,757

	Par	Value
Series 2024-1, Class A1, 4.93%, 03/25/2064 (Callable 08/25/2032)(a)(g)	$60,092,280	$61,034,220
Series 2024-2, Class A1A, 4.92%, 12/25/2064 (Callable 05/25/2031)(a)(g)	89,795,482	90,847,589
Series 2024-5, Class A1A, 4.61%, 10/25/2064 (Callable 01/25/2033)(a)(g)	89,852,896	89,671,663
Verus Securitization Trust
Series 2025-11, Class A1, 4.91%, 11/25/2070 (Callable 11/25/2028)(a)(g)	113,794,723	112,927,926
Series 2025-12, Class A1, 4.96%, 12/25/2070 (Callable 12/25/2028)(a)(g)	88,329,070	87,691,378
Series 2025-9, Class A1, 4.94%, 10/27/2070 (Callable 10/25/2028)(a)(g)	27,168,882	26,958,567
Series 2026-3, Class A1, 4.93%, 03/25/2071 (Callable 03/25/2029)(a)(g)	25,158,946	24,936,365
Series 2026-5, Class A1, 5.36%, 05/25/2071 (Callable 06/25/2029)(a)(g)	67,425,000	67,275,236
WaMu Mortgage Pass Through Certificates
Series 2004-CB3, Class 1A, 6.00%, 10/25/2034 (Callable 07/25/2026)	287,001	291,328
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 07/25/2026)	754,571	775,191
Series 2006-AR10, Class 1A1, 4.44%, 09/25/2036 (Callable 07/25/2026)(g)	369,259	327,642
Series 2007-HY3, Class 4A1, 4.82%, 03/25/2037 (Callable 07/25/2026)(g)	3,902,736	3,611,146
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 2A4, 5.50%, 08/25/2035 (Callable 07/25/2026)	1,940,135	1,679,114
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, Class 2A3, 6.49%, 10/25/2036 (Callable 07/25/2026)(g)	456,331	422,679
Series 2007-7, Class A49, 6.00%, 06/25/2037 (Callable 07/25/2026)	668,134	623,774
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,631,908,643)		2,593,533,305

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.9%
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	$30,037,000	$29,725,099
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	70,921,751	69,199,877
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	32,423,816	31,840,998
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	6,400,000	6,299,823
BANK-2021, Series 2021-BN33, Class A5, 2.56%, 05/15/2064 (Callable 05/15/2031)	7,919,000	7,122,588
BANK-2022, Series 2022-BNK44, Class A5, 5.93%, 11/15/2055 (Callable 11/15/2032)(g)	32,650,000	33,831,385
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	44,125,732	45,086,455
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056 (Callable 12/15/2028)	14,693,791	15,122,426
Series 2024-5YR10, Class A2, 4.83%, 10/15/2057 (Callable 10/15/2029)	69,800,000	69,624,439
Series 2024-5YR11, Class A3, 5.89%, 11/15/2057 (Callable 11/15/2029)	12,645,000	12,987,332
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	97,725,000	99,939,214
Series 2025-5YR17, Class A3, 5.23%, 11/15/2058 (Callable 10/15/2030)	4,150,000	4,197,959
Series 2026-5YR21, Class A2, 5.04%, 04/15/2059 (Callable 04/15/2031)	34,950,000	35,023,101
Series 2026-5YR23, Class A2, 4.90%, 06/15/2031 (Callable 06/15/2031)	115,750,000	115,383,760
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	7,837,000	7,774,729
Series 2024-5C29, Class A2, 4.74%, 09/15/2057 (Callable 09/15/2029)	49,546,824	49,272,622

	Par	Value
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028)(g)	$18,620,000	$18,332,861
Series 2018-B3, Class A5, 4.03%, 04/10/2051 (Callable 04/10/2028)	21,150,000	20,828,131
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	47,030,000	41,483,399
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	19,075,000	17,106,229
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	22,950,000	23,302,163
Series 2023-V3, Class A3, 6.36%, 07/15/2056 (Callable 07/15/2028)(g)	10,025,000	10,273,271
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)	48,225,000	48,078,536
Series 2024-V11, Class A2, 5.42%, 11/15/2057 (Callable 11/15/2029)	79,480,538	80,740,781
Series 2025-V17, Class A2, 4.36%, 09/15/2058 (Callable 09/15/2030)	5,000,000	4,903,814
Series 2026-V20, Class A2, 4.70%, 02/15/2059 (Callable 02/15/2031)	52,000,000	51,573,917
Series 2026-V21, Class A3, 5.13%, 03/15/2059 (Callable 03/15/2031)	98,900,000	99,652,589
Series 2026-V22, Class A3, 5.47%, 05/15/2059 (Callable 05/15/2031)	48,900,000	49,960,162
BMO Mortgage Trust
Series 2022-C1, Class A5, 3.37%, 02/15/2055(g)	34,100,000	31,377,292
Series 2024-5C6, Class A3, 5.32%, 09/15/2057 (Callable 09/15/2029)	5,000,000	5,053,825
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (Callable 11/15/2029)(g)	5,800,000	5,907,248
Series 2025-5C10, Class A3, 5.58%, 05/15/2058 (Callable 05/15/2030)	3,639,000	3,714,562
Series 2025-5C12, Class A3, 5.18%, 10/15/2058 (Callable 10/15/2030)	71,718,000	72,316,666
Series 2025-5C9, Class A3, 5.78%, 04/15/2058 (Callable 05/15/2032)(g)	84,425,000	86,619,028

The accompanying notes are an integral part of these financial statements.

147

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SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2026-5C15, Class A3, 5.68%, 06/25/2059 (Callable 06/15/2031)	$64,775,000	$66,675,803
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)	23,687,462	23,628,243
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	35,645,000	34,834,083
Series 2019-GC43, Class A4, 3.04%, 11/10/2052 (Callable 11/10/2029)	7,350,000	6,902,414
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2017-CD4, Class A4, 3.51%, 05/10/2050 (Callable 05/10/2027)(g)	15,959,780	15,811,246
Series 2019-CD8, Class A4, 2.91%, 08/15/2057 (Callable 08/15/2029)	14,332,000	13,410,778
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	3,448,271	3,442,188
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)	48,894,000	48,227,550
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	53,620,521	52,494,351
Series 2018-C46, Class A4, 4.15%, 08/15/2051 (Callable 08/15/2028)	23,500,000	23,191,626
Series 2018-C47, Class A4, 4.44%, 09/15/2061 (Callable 10/15/2028)	10,850,000	10,747,685
Series 2025-5C5, Class A2, 5.11%, 07/15/2058 (Callable 07/15/2030)	56,475,000	56,701,600
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	4,900,000	4,826,314
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (Callable 11/15/2028)(g)	39,100,000	38,711,428
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	33,264,000	31,864,900
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	5,000,000	4,713,380

	Par	Value
Series 2020-C19, Class A2, 2.32%, 03/15/2053 (Callable 03/15/2030)	$21,750,000	$20,169,456
Series 2020-C19, Class A3, 2.56%, 03/15/2053 (Callable 03/15/2030)	6,000,000	5,447,128
GS Mortgage Securities Corp. II
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)	14,402,969	14,278,741
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	25,225,000	24,825,999
Series 2019-GC42, Class A3, 2.75%, 09/10/2052 (Callable 09/10/2029)	5,400,000	5,086,571
Series 2019-GC42, Class A4, 3.00%, 09/10/2052 (Callable 09/10/2029)	24,620,000	23,217,184
Series 2019-GSA1, Class A3, 2.79%, 11/10/2052 (Callable 11/10/2029)	2,700,000	2,568,924
Series 2020-GC45, Class A4, 2.66%, 02/13/2053 (Callable 01/13/2030)	3,950,000	3,687,630
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	2,206,061	2,201,309
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	20,950,000	20,782,182
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	42,766,184	42,147,195
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	2,284,785	2,261,937
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 07/15/2026)	8,037,879	7,788,786
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	35,435,900	35,212,717
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	22,721,000	22,486,844
Series 2018-C8, Class A4, 4.21%, 06/15/2051 (Callable 06/15/2028)	4,070,000	4,019,172

The accompanying notes are an integral part of these financial statements.

148

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	$1,900,513	$1,894,834
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)	14,175,000	14,106,083
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	30,055,000	29,594,554
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)	77,125,000	77,109,590
Series 2025-5C2, Class A2, 4.63%, 11/15/2058 (Callable 11/15/2030)	79,412,000	78,327,470
Morgan Stanley Capital I, Inc., Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	17,228,100	17,033,467
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	9,240,000	9,089,038
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(g)	14,950,000	14,769,881
Series 2019-C16, Class A4, 3.60%, 04/15/2052 (Callable 04/15/2029)	2,275,000	2,181,004
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class A2, 5.44%, 11/15/2057 (Callable 11/15/2029)	20,575,000	20,842,635
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,264,679,731)		2,240,970,201
ASSET-BACKED SECURITIES - 1.6%
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28%, 02/15/2036 (Callable 08/15/2028)(a)	89,010,000	90,468,847
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030)(a)(e)	40,125,000	40,498,483
Ford Credit Floorplan LLC, Series 2025-1, Class A1, 4.63%, 04/15/2030	71,800,000	71,990,414
General Motors Co., Series 2024-2A, Class A, 5.06%, 03/15/2031(a)	17,050,000	17,288,811

	Par	Value
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12%, 04/11/2035 (Callable 05/11/2028)(a)	$85,750,000	$86,645,513
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 11/20/2027)(a)	10,544,720	10,635,730
IPFS Corp., Series 2025-B, Class A, 4.85%, 02/15/2030(a)	25,575,000	25,702,417
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 07/14/2031 (Callable 10/13/2030)(a)	21,775,000	21,922,530
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 10/15/2030)(a)	5,902,743	5,260,790
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 10/15/2030)(a)	5,797,881	5,199,641
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 01/15/2031)(a)	52,616,620	48,066,382
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2033)(a)	31,042,380	31,462,985
Series 2025-A, Class A, 5.02%, 07/15/2055 (Callable 10/15/2033)(a)	2,216,196	2,219,665
Series 2025-C, Class A, 4.80%, 10/15/2055 (Callable 10/15/2034)(a)	29,355,811	29,205,221
Series 2026-A, Class A, 4.50%, 01/18/2056 (Callable 05/15/2035)(a)	63,044,677	62,147,368
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 01/20/2029)(a)	10,707,813	10,197,867
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 07/31/2026)(a)	21,750,000	21,275,769
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053(a)	56,292,976	56,669,936
Synchrony Bank, Series 2025-A2, Class A, 4.49%, 05/15/2031	12,525,000	12,526,870
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 07/25/2026)(a)(g)	2,877,574	2,842,320
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 07/25/2026)(a)(g)	3,962,079	3,912,714

The accompanying notes are an integral part of these financial statements.

149

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/2031 (Callable 12/20/2028)(a)	$35,887,000	$36,196,296
Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029)(a)	5,150,000	5,216,749
Series 2024-6, Class A1A, 4.17%, 08/20/2030 (Callable 08/20/2027)	26,700,000	26,665,819
TOTAL ASSET-BACKED SECURITIES (Cost $722,381,643)		724,219,137
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
Federal Home Loan Mortgage Corp.
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028)(g)	27,749,000	27,446,228
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028)(g)	9,720,000	9,613,514
Series K122, Class A2, 1.52%, 11/25/2030 (Callable 11/25/2030)	23,000,000	20,333,334
Series K151, Class A3, 3.51%, 04/25/2030 (Callable 04/25/2030)	78,938,000	76,255,813
Series K152, Class A2, 3.08%, 01/25/2031 (Callable 01/25/2031)	19,965,000	18,849,306
Series K153, Class A3, 3.12%, 10/25/2031 (Callable 10/25/2031)(g)	17,905,000	16,784,432
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)	31,575,000	31,335,576
Federal National Mortgage Association, Series 2022-M10, Class A2, 1.99%, 01/25/2032(g)	93,130,624	81,821,595
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $291,249,038)		282,439,798
MUNICIPAL BONDS - 0.6%
Black Belt Energy Gas District, 6.00%, 02/01/2029 (Callable 11/01/2028)	9,120,000	9,320,966
Brazos Higher Education Authority, Inc.
2.18%, 04/01/2027	1,300,000	1,278,055
2.31%, 04/01/2028	1,000,000	961,621
2.41%, 04/01/2029	2,360,000	2,222,488
2.51%, 04/01/2030	1,175,000	1,086,495

	Par	Value
2.76%, 04/01/2040 (Callable 04/01/2030)	$95,000	$86,433
California Community Choice Financing Authority, 6.13%, 04/01/2030	4,000,000	4,109,434
California Enterprise Development Authority, 7.00%, 08/15/2026 (Callable 07/22/2026)(a)	5,000,000	5,000,322
County of Hamilton OH, 3.76%, 06/01/2042	25,725,000	21,630,233
District of Columbia, 7.63%, 10/01/2035	10,335,000	11,023,703
Illinois Housing Development Authority, 5.75%, 10/01/2053 (Callable 10/01/2032)	4,370,000	4,480,450
Illinois International Port District, 5.00%, 01/01/2035 (Callable 07/22/2026)(a)	2,680,000	2,493,123
Iowa Finance Authority
7.00%, 11/01/2027(a)	4,550,000	4,566,873
6.25%, 07/01/2054 (Callable 07/01/2033)	10,040,000	10,418,179
Iowa Student Loan Liquidity Corp., 2.99%, 12/01/2039 (Callable 12/01/2029)	210,000	209,245
Maricopa County Industrial Development Authority, 7.38%, 10/01/2029 (Callable 09/01/2029)(a)	19,600,000	20,465,622
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	38,945,000	28,981,728
Massachusetts Educational Financing Authority
2.46%, 07/01/2030	8,375,000	7,696,141
2.56%, 07/01/2031	5,000,000	4,509,284
3.78%, 07/01/2035 (Callable 07/01/2029)	3,655,000	3,466,919
Massachusetts Housing Finance Agency, 6.00%, 12/01/2054 (Callable 06/01/2033)	20,620,000	21,281,104
Minnesota Housing Finance Agency
2.68%, 10/01/2046 (Callable 08/01/2026)	7,916,416	6,800,058
2.65%, 11/01/2046 (Callable 08/01/2026)	8,465,507	7,059,026
6.25%, 07/01/2053 (Callable 01/01/2033)	2,295,000	2,365,354
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	33,000,000	16,323,938
3.30%, 04/01/2032 (Callable 01/01/2032)	21,000,000	15,437,417

The accompanying notes are an integral part of these financial statements.

150

BAIRD CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
2.87%, 07/01/2035 (Callable 01/01/2035)	$16,810,000	$12,163,082
North Dakota Housing Finance Agency, 6.25%, 01/01/2054 (Callable 07/01/2032)	6,400,000	6,599,914
Ohio Housing Finance Agency, 6.50%, 03/01/2054 (Callable 09/01/2033)	7,175,000	7,473,780
Public Finance Authority, 5.63%, 03/01/2032	8,770,000	8,578,037
Rhode Island Student Loan Authority
2.73%, 12/01/2026	1,490,000	1,479,480
2.88%, 12/01/2027	1,800,000	1,759,804
5.00%, 12/01/2028(h)	1,265,000	1,318,402
5.00%, 12/01/2029(h)	1,295,000	1,366,735
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,270,000	11,357,409
TOTAL MUNICIPAL BONDS (Cost $309,620,406)		265,370,854
OTHER GOVERNMENT RELATED SECURITIES - 0.2%
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029)(a)	24,450,000	25,129,923
6.25%, 05/23/2033 (Callable 02/23/2033)(a)	7,000,000	7,490,837
5.95%, 04/22/2034 (Callable 01/22/2034)(a)	10,900,000	11,429,711
4.75%, 10/13/2035 (Callable 04/13/2035)(a)	10,000,000	9,677,121
6.13%, 04/22/2056 (Callable 10/22/2055)(a)	23,000,000	22,689,705
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031)(a)	5,000,000	4,545,470
NOVA Chemicals Corp., 7.00%, 12/01/2031 (Callable 12/01/2027)(a)	1,000,000	1,050,802
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	1,005,000	993,319
6.70%, 02/16/2032 (Callable 11/16/2031)	31,343,000	31,620,354
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $111,454,831)		114,627,242

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.5%
First American Government Obligations Fund - Class U, 3.59%(i)	1,155,460,008	$1,155,460,008
TOTAL MONEY MARKET FUNDS (Cost $1,155,460,008)		1,155,460,008
TOTAL INVESTMENTS - 101.2% (Cost $48,183,100,305)		$46,735,223,280
Liabilities in Excess of Other Assets - (1.2)%		(543,926,745)
TOTAL NET ASSETS - 100.0%		$46,191,296,535

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
PCA - Pollution Control Authority
PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities totals $12,634,373,248 or 27.4% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(e)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(f)	Zero coupon bonds make no periodic interest payments.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(h)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2026, the total value of securities subject to the AMT was $2,685,137 or 0.0% of net assets.
(i)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

151

BAIRD CORE PLUS BOND FUND
Summary of Fair Value Disclosure
as of June 30, 2026 (Unaudited)
Baird Core Plus Bond Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$22,038,291,160	$—	$22,038,291,160
U.S. Treasury Securities	—	11,007,038,545	—	11,007,038,545
Agency Residential Mortgage-Backed Securities	—	6,313,273,030	—	6,313,273,030
Non-Agency Residential Mortgage-Backed Securities	—	2,593,533,305	—	2,593,533,305
Non-Agency Commercial Mortgage-Backed Securities	—	2,240,970,201	—	2,240,970,201
Asset-Backed Securities	—	724,219,137	—	724,219,137
Agency Commercial Mortgage-Backed Securities	—	282,439,798	—	282,439,798
Municipal Bonds	—	265,370,854	—	265,370,854
Other Government Related Securities	—	114,627,242	—	114,627,242
Money Market Funds	1,155,460,008	—	—	1,155,460,008
Total Investments	$1,155,460,008	$45,579,763,272	$—	$46,735,223,280

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

152

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 95.3%
Alabama - 4.5%
Alabama Housing Finance Authority, 3.20%, 01/01/2047 (Callable 07/01/2028)(a)	$3,800,000	$3,825,380
Alabama State University
5.00%, 09/01/2028	550,000	575,273
5.00%, 09/01/2029	750,000	796,571
Bibb County Board of Education, 3.00%, 12/01/2031 (Callable 08/01/2026)	590,000	570,642
Black Belt Energy Gas District
5.00%, 07/01/2027	170,000	172,989
5.00%, 06/01/2028	2,300,000	2,362,012
5.25%, 12/01/2028	3,205,000	3,335,271
5.00%, 06/01/2029	3,250,000	3,368,791
5.00%, 12/01/2029	1,500,000	1,565,807
5.00%, 12/01/2030	1,500,000	1,577,777
5.00%, 12/01/2030	615,000	646,377
5.00%, 06/01/2031	1,585,000	1,671,153
5.00%, 12/01/2031	3,500,000	3,693,283
5.00%, 12/01/2031 (Callable 09/01/2031)	2,250,000	2,359,650
5.00%, 02/01/2032	1,040,000	1,098,444
5.00%, 05/01/2032	3,000,000	3,167,873
5.00%, 12/01/2032	2,025,000	2,163,994
5.00%, 12/01/2032	1,000,000	1,055,226
5.00%, 02/01/2033	1,165,000	1,232,122
5.00%, 10/01/2033 (Callable 07/01/2033)	4,250,000	4,531,062
5.25%, 02/01/2053 (Callable 03/01/2029)(a)	1,535,000	1,613,168
5.00%, 05/01/2053(a)	8,315,000	8,598,157
Butler County Board of Education/AL, 3.25%, 07/01/2028 (Callable 08/01/2026)	280,000	278,614
Clarke County Board of Education/AL, 2.00%, 02/01/2027	245,000	242,128
County of Montgomery AL
4.00%, 03/01/2027	200,000	200,422
4.00%, 03/01/2027	60,000	60,522
5.00%, 03/01/2027 (Callable 08/01/2026)	115,000	115,191
5.00%, 03/01/2029	1,330,000	1,367,859
Cullman Utilities Board Water Division, 3.00%, 09/01/2028 (Callable 08/01/2026)	465,000	462,280
Energy Southeast A Cooperative District
5.00%, 09/01/2027	2,000,000	2,027,449
5.00%, 11/01/2031	1,030,000	1,090,417
5.00%, 11/01/2033 (Callable 08/01/2033)	4,950,000	5,274,571
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030)(a)	6,065,000	6,462,206

	Par	Value
Lee County Board of Education/AL, 4.00%, 02/01/2029 (Callable 08/01/2026)	$700,000	$700,526
Lower Alabama Gas District
5.00%, 12/01/2031	740,000	773,138
5.00%, 12/01/2032	800,000	837,268
Montgomery County Board of Education/AL, 3.50%, 09/01/2031 (Callable 08/01/2026)	265,000	259,628
Montgomery County Public Facilities Authority/AL
3.00%, 03/01/2029 (Callable 08/01/2026)	35,000	34,205
5.00%, 03/01/2029 (Callable 09/01/2028)	5,000	5,108
Saraland Board of Education, 3.00%, 06/01/2032 (Callable 08/01/2026)	470,000	463,147
Smiths Water & Sewer Authority, 4.00%, 06/01/2034 (Callable 08/01/2026)	785,000	785,489
Southeast Energy Authority A Cooperative District
5.00%, 05/01/2027	300,000	304,574
5.00%, 11/01/2027	300,000	307,321
5.00%, 11/01/2027	1,975,000	2,007,131
5.00%, 01/01/2028	1,410,000	1,426,521
5.00%, 02/01/2028	825,000	848,539
5.00%, 05/01/2028	375,000	387,248
5.00%, 08/01/2028	1,100,000	1,139,569
5.00%, 10/01/2028	2,000,000	2,084,306
5.00%, 11/01/2028	165,000	171,420
5.00%, 11/01/2028	2,205,000	2,263,297
5.00%, 11/01/2029	1,000,000	1,045,204
5.00%, 09/01/2030	685,000	726,411
5.00%, 10/01/2030 (Callable 07/01/2030)	7,050,000	7,530,299
5.00%, 09/01/2031	1,250,000	1,336,420
5.00%, 11/01/2031	1,880,000	1,959,816
5.00%, 09/01/2032	1,670,000	1,797,396
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	1,305,000	1,389,703
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	6,590,000	6,915,806
Town of Berry AL Water & Sewer Revenue, 3.25%, 09/01/2028 (Callable 09/01/2026)	375,000	375,506
		105,437,677
Alaska - 0.2%
Alaska Housing Finance Corp., 3.75%, 12/01/2042 (Callable 06/01/2028)	1,030,000	1,036,408
Alaska Industrial Development & Export Authority, 5.00%, 10/01/2030 (Callable 10/01/2029)	2,735,000	2,869,137
Alaska Municipal Bond Bank Authority, 3.50%, 10/01/2030 (Callable 10/01/2027)	310,000	309,839

The accompanying notes are an integral part of these financial statements.

153

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Alaska - (Continued)
Alaska Railroad Corp.
5.50%, 10/01/2028(b)	$300,000	$313,550
5.50%, 10/01/2029(b)	350,000	371,476
5.50%, 10/01/2030(b)	195,000	212,884
5.50%, 10/01/2031(b)	200,000	221,660
		5,334,954
Arizona - 1.3%
Arizona Industrial Development Authority
5.00%, 07/01/2027 (Callable 08/01/2026)	230,000	230,258
5.00%, 11/01/2028 (Callable 05/01/2028)	7,505,000	7,793,296
5.00%, 07/01/2029 (Callable 08/01/2026)	415,000	415,301
5.00%, 07/01/2030 (Callable 08/01/2026)	400,000	400,265
1.75%, 09/01/2030(a)(c)(d)	1,471,326	1,392,005
6.00%, 07/01/2037 (Callable 07/01/2027)(c)	1,900,000	1,935,111
Chandler Industrial Development Authority, 4.00%, 06/01/2049 (Callable 02/01/2029)(a)(b)	1,295,000	1,315,221
City of Bullhead AZ Water and Wastewater System Revenue
5.00%, 07/01/2028	260,000	269,212
5.00%, 07/01/2030	185,000	196,035
5.00%, 07/01/2032	150,000	161,317
City of Mesa AZ Utility System Revenue, 3.25%, 07/01/2029 (Callable 08/01/2026)	525,000	524,984
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2031 (Callable 07/01/2027)	2,000,000	2,047,422
5.00%, 07/01/2032 (Callable 07/01/2028)(b)	3,170,000	3,282,355
City of Yuma Municipal Property Corp., 3.00%, 07/01/2030 (Callable 08/01/2026)	140,000	140,011
Coconino County Jail District
5.00%, 07/01/2027	325,000	332,269
5.00%, 07/01/2028	340,000	355,597
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 07/22/2026)	620,000	619,675
4.00%, 05/15/2030 (Callable 07/22/2026)	1,570,000	1,560,125
4.00%, 05/15/2031 (Callable 07/22/2026)	385,000	380,921
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 10/15/2028	400,000	420,191
5.00%, 10/15/2029	1,195,000	1,277,526
5.00%, 10/15/2030	1,250,000	1,358,392

	Par	Value
5.00%, 10/15/2031	$1,315,000	$1,449,337
5.00%, 10/15/2032	1,380,000	1,539,875
Yuma County Elementary School District No 13 Crane
5.00%, 07/01/2027	145,000	148,388
5.00%, 07/01/2028	165,000	172,569
5.00%, 07/01/2029	195,000	207,699
5.00%, 07/01/2031	445,000	489,644
		30,415,001
Arkansas - 1.0%
Arkansas Development Finance Authority
4.00%, 07/01/2026	190,000	190,000
5.00%, 02/01/2027	750,000	756,228
4.00%, 07/01/2027	225,000	225,129
5.00%, 02/01/2028	815,000	833,925
4.00%, 07/01/2028	230,000	227,939
5.00%, 02/01/2029	1,000,000	1,032,075
5.00%, 07/01/2054 (Callable 07/01/2033)	3,100,000	3,248,737
City of Bella Vista AR Sales & Use Tax Revenue, 3.38%, 03/01/2040 (Callable 03/01/2031)	2,760,000	2,739,138
City of Brookland AR Sales & Use Tax Revenue, 1.50%, 09/01/2046 (Callable 09/01/2026)	130,000	129,656
City of Centerton AR Sales & Use Tax Revenue, 4.00%, 11/01/2054 (Callable 11/01/2032)	2,660,000	2,702,518
City of Conway AR Telecommunications Revenue
5.00%, 12/01/2027	275,000	284,384
5.00%, 12/01/2028	200,000	209,089
5.00%, 12/01/2029	330,000	352,976
5.00%, 12/01/2030	325,000	353,103
5.00%, 12/01/2031	250,000	274,639
5.00%, 12/01/2032	360,000	398,884
City of Dardanelle AR Water & Sewer Revenue Sales & Use Tax, 4.00%, 10/01/2032 (Callable 04/01/2031)	2,145,000	2,209,744
City of Elkins AR Sales & Use Tax Revenue
1.50%, 09/01/2046 (Callable 09/01/2026)	55,000	54,721
1.50%, 09/01/2046 (Callable 09/01/2026)	45,000	44,771
City of Forrest City AR Sales & Use Tax Revenue, 1.55%, 11/01/2044 (Callable 11/01/2029)	295,000	291,253
City of Hot Springs AR, 4.00%, 12/01/2027 (Callable 08/01/2026)	255,000	255,286
City of Jonesboro AR
6.00%, 08/01/2029	115,000	124,833
6.00%, 08/01/2030	120,000	132,966
5.00%, 08/01/2032 (Callable 02/01/2031)	100,000	108,960

The accompanying notes are an integral part of these financial statements.

154

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arkansas - (Continued)
City of Little Rock AR, 3.63%, 02/01/2045 (Callable 02/01/2030)	$2,300,000	$2,280,662
City of Osceola AR Sales & Use Tax, 4.00%, 06/01/2054 (Callable 06/01/2031)	345,000	343,208
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	120,000	118,400
City of Rogers AR Water Revenue, 3.00%, 11/01/2032 (Callable 08/01/2026)	1,525,000	1,495,875
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2026	265,000	267,126
5.00%, 12/01/2027	200,000	205,725
5.00%, 12/01/2029	255,000	271,641
5.00%, 12/01/2030	200,000	215,830
City of West Memphis AR Sales & Use Tax Revenue, 5.00%, 06/01/2033 (Callable 06/01/2032)	1,615,000	1,766,773
		24,146,194
California - 3.3%
Buellton Union School District, 0.00%, 02/01/2028 (Callable 07/22/2026)(e)	1,000,000	946,703
California Community Choice Financing Authority
5.00%, 10/01/2027	700,000	711,983
5.00%, 10/01/2028	475,000	488,651
5.00%, 07/01/2029	500,000	526,671
5.00%, 10/01/2029	650,000	674,106
5.00%, 07/01/2030	500,000	532,792
5.00%, 07/01/2031	500,000	537,623
5.00%, 07/01/2032	1,300,000	1,408,562
5.00%, 02/01/2055 (Callable 06/01/2032)(a)	2,540,000	2,706,262
5.00%, 08/01/2055 (Callable 07/01/2032)(a)	4,065,000	4,245,403
California Health Facilities Financing Authority, 5.00%, 12/01/2032 (Callable 09/01/2032)	6,000,000	6,573,589
California Housing Finance Agency, 5.20%, 12/01/2027 (Callable 06/01/2027)(c)	1,515,000	1,532,270
California Infrastructure & Economic Development Bank, 1.75%, 08/01/2055 (Callable 08/01/2026)(a)	1,265,000	1,261,936
California Municipal Finance Authority
4.00%, 10/01/2031 (Callable 10/01/2026)	2,285,000	2,287,799

	Par	Value
5.00%, 06/30/2032 (Callable 06/30/2030)	$7,000,000	$7,537,020
4.00%, 10/01/2032 (Callable 10/01/2026)	1,015,000	1,016,079
3.20%, 09/01/2045 (Callable 02/01/2027)(a)	715,000	715,731
3.38%, 09/01/2050 (Callable 06/05/2028)(a)(b)	1,000,000	1,000,225
California Public Finance Authority
5.70%, 06/01/2034 (Callable 06/01/2031)(c)	1,500,000	1,527,783
5.10%, 04/01/2066 (Callable 04/01/2031)(c)	1,540,000	1,556,262
Cathedral City Public Financing Authority, 0.00%, 08/01/2032(e)	1,085,000	899,675
Central Valley Energy Authority
5.00%, 08/01/2029	270,000	281,513
5.00%, 08/01/2031	725,000	768,004
5.00%, 08/01/2032	850,000	905,728
5.00%, 08/01/2033	1,000,000	1,068,824
City of Big Bear Lake Department of Water & Power, 3.05%, 02/01/2029 (Callable 08/01/2027)(c)	2,275,000	2,264,520
City of Los Angeles Department of Airports, 5.00%, 05/15/2027(b)	1,000,000	1,020,055
City of San Jose CA, 3.05%, 05/01/2066(a)	2,167,000	2,167,042
Freddie Mac Multifamily ML Certificates, 2.88%, 07/25/2036	906,811	835,528
Fruitvale School District/CA, 0.00%, 08/01/2029(e)	3,240,000	2,810,646
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2026)(a)	2,880,000	2,878,316
Indio Finance Authority, 3.55%, 09/02/2029 (Callable 07/22/2026)(c)	3,223,000	3,223,164
Keyes Union School District, 0.00%, 02/01/2032(e)	610,000	497,961
Lincoln Unified School District
0.00%, 09/01/2028(e)	950,000	885,234
0.00%, 09/01/2030(e)	425,000	367,530
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 07/22/2026)(a)	1,755,000	1,755,788
Los Angeles Department of Water & Power
5.00%, 07/01/2029 (Callable 01/01/2027)	315,000	318,522
5.00%, 07/01/2029 (Callable 01/01/2028)	600,000	619,406
5.00%, 07/01/2030 (Callable 01/01/2027)	1,785,000	1,804,376
5.00%, 07/01/2032 (Callable 01/01/2027)	1,260,000	1,272,556
5.00%, 07/01/2034 (Callable 07/01/2028)	545,000	564,312

The accompanying notes are an integral part of these financial statements.

155

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Mendocino-Lake Community College District, 3.50%, 08/01/2031 (Callable 07/22/2026)	$260,000	$260,068
Mountain View School District School Facilities Improvement District No 2, 0.00%, 07/01/2029 (Callable 07/01/2027)(e)	4,520,000	4,054,718
Oakley Union Elementary School District, 3.50%, 08/01/2029 (Callable 08/01/2026)	500,000	500,180
Riverside County Redevelopment Successor Agency, 3.00%, 10/01/2032 (Callable 10/01/2027)	770,000	757,592
San Diego County Regional Airport Authority, 5.00%, 07/01/2034 (Callable 07/01/2027)(b)	1,000,000	1,017,302
San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2030	450,000	481,250
San Mateo Union High School District, 0.00%, 09/01/2033(e)	650,000	670,600
Southern California Public Power Authority
5.00%, 11/01/2029	600,000	628,277
5.00%, 11/01/2030	1,200,000	1,262,359
5.00%, 11/01/2031	1,465,000	1,548,757
5.00%, 11/01/2032	1,500,000	1,590,076
Wasco Union Elementary School District, 3.13%, 08/01/2032 (Callable 08/01/2026)	695,000	685,307
Washington Township Health Care District, 5.00%, 07/01/2030 (Callable 07/01/2029)	500,000	516,594
		78,969,230
Colorado - 2.5%
Arkansas River Power Authority, 5.00%, 10/01/2030 (Callable 10/01/2028)	250,000	258,893
Board of Governors of Colorado State University System, 5.00%, 03/01/2035	3,405,000	3,665,040
City & County of Denver CO Airport System Revenue
5.25%, 11/15/2026(b)	2,000,000	2,018,785
5.00%, 12/01/2033 (Callable 12/01/2028)(b)	3,760,000	3,905,964
Colorado Educational & Cultural Facilities Authority, 5.00%, 06/15/2027 (Callable 08/01/2026)	635,000	635,877
Colorado Health Facilities Authority
5.25%, 05/15/2028 (Callable 05/15/2027)	250,000	253,941
5.00%, 08/01/2028	1,335,000	1,391,194
5.00%, 09/01/2029	3,250,000	3,442,509

	Par	Value
3.50%, 05/15/2030 (Callable 08/01/2026)	$3,200,000	$3,133,304
5.00%, 11/15/2060 (Callable 11/15/2029)(a)	2,000,000	2,156,986
3.22% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 07/22/2026)	1,000,000	999,942
Colorado Housing and Finance Authority
3.25%, 10/01/2028	8,885,000	8,902,297
3.25%, 04/01/2029	7,075,000	7,081,455
4.00%, 05/01/2048 (Callable 11/01/2026)	125,000	125,252
4.25%, 11/01/2049 (Callable 11/01/2028)	340,000	343,374
6.25%, 05/01/2055 (Callable 05/01/2033)	3,495,000	3,905,337
Colorado Science and Technology Park Metropolitan District No 1, 5.00%, 12/01/2029	500,000	531,756
County of Eagle CO, 5.00%, 12/01/2034	1,825,000	1,979,163
Denver Health & Hospital Authority, 4.00%, 12/01/2027 (Callable 08/01/2026)	255,000	255,085
Denver West Metropolitan District, 3.75%, 12/01/2034 (Callable 08/01/2026)	405,000	395,078
E-470 Public Highway Authority, 0.00% (SOFR + 0.70%), 09/01/2039 (Callable 06/01/2028)	3,500,000	3,496,186
Eagle River Water & Sanitation District Water Subdistrict, 4.00%, 12/01/2027 (Callable 08/01/2026)	145,000	145,049
Fort Collins Housing Authority, 3.45%, 05/01/2030 (Callable 02/01/2028)	2,200,000	2,197,899
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2027	200,000	206,000
5.00%, 12/01/2028	200,000	209,627
5.00%, 12/01/2029	205,000	218,261
5.00%, 12/01/2030	370,000	399,650
Grand River Hospital District, 5.25%, 12/01/2034 (Callable 12/01/2028)	1,440,000	1,497,671
Lanterns Metropolitan District No 1
5.00%, 12/01/2027	185,000	189,641
5.00%, 12/01/2028	165,000	172,153
5.00%, 12/01/2029 (Callable 12/01/2028)	155,000	164,017
5.00%, 12/01/2030 (Callable 12/01/2028)	175,000	187,089
Mirabelle Metropolitan District No 2
5.00%, 12/01/2026	200,000	201,503
5.00%, 12/01/2027	110,000	112,976
5.00%, 12/01/2028	240,000	250,975
5.00%, 12/01/2029	200,000	212,235

The accompanying notes are an integral part of these financial statements.

156

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
5.00%, 12/01/2030 (Callable 03/01/2030)	$275,000	$295,711
5.00%, 12/01/2031 (Callable 03/01/2030)	300,000	326,199
5.00%, 12/01/2032 (Callable 03/01/2030)	320,000	347,146
5.00%, 12/01/2033 (Callable 03/01/2030)	340,000	367,984
Ravenna Metropolitan District
5.00%, 12/01/2026	240,000	241,774
5.00%, 12/01/2028	290,000	302,924
5.00%, 12/01/2029	315,000	333,799
Regional Transportation District, 5.00%, 01/15/2028	1,000,000	1,025,632
Vauxmont Metropolitan District
5.00%, 12/15/2026 (Callable 07/22/2026)	135,000	136,241
5.00%, 12/15/2027 (Callable 07/22/2026)	195,000	199,126
		58,818,700
Connecticut - 0.8%
Bridgeport Housing Authority, 5.00%, 06/01/2030	4,160,000	4,145,766
City of West Haven CT, 4.00%, 09/15/2027	490,000	495,292
Connecticut Housing Finance Authority
3.25%, 11/15/2032 (Callable 05/15/2028)	135,000	134,257
4.00%, 11/15/2045 (Callable 11/15/2027)	30,000	30,196
4.00%, 11/15/2049 (Callable 11/15/2028)	1,190,000	1,204,849
3.50%, 11/15/2051 (Callable 05/15/2031)	875,000	872,531
Connecticut State Health & Educational Facilities Authority
4.88%, 12/15/2032 (Callable 12/15/2028)	3,500,000	3,481,234
3.20%, 07/01/2037(a)	3,250,000	3,250,000
2.95%, 07/01/2049(a)	1,205,000	1,210,231
Connecticut State Higher Education Supplement Loan Authority, 5.00%, 11/15/2027(b)	665,000	680,250
Stamford Housing Authority
4.75%, 10/01/2032	210,000	218,066
5.38%, 10/01/2033	3,000,000	3,044,871
State of Connecticut, 3.25%, 03/15/2030 (Callable 07/22/2026)	185,000	185,039
Town of Windsor Locks CT
3.00%, 03/15/2027 (Callable 08/01/2026)	50,000	50,003
5.00%, 02/01/2028	50,000	52,061

	Par	Value
Waterbury Housing Authority, 3.30%, 03/01/2028 (Callable 03/01/2027)(a)	$210,000	$210,479
		19,265,125
Delaware - 0.5%
Delaware State Economic Development Authority, 5.00%, 10/01/2029 (Callable 08/01/2026)	1,000,000	1,000,374
Delaware State Housing Authority
2.60%, 07/01/2043 (Callable 07/22/2026)	70,099	61,297
6.00%, 01/01/2055 (Callable 07/01/2033)	1,070,000	1,169,891
6.00%, 01/01/2056 (Callable 01/01/2034)	4,990,000	5,471,219
State of Delaware, 5.00%, 02/01/2034 (Callable 02/01/2028)	3,000,000	3,103,838
		10,806,619
District of Columbia - 0.2%
District of Columbia, 3.00%, 06/01/2030	1,315,000	1,276,332
District of Columbia Housing Finance Agency, 5.00%, 03/01/2029 (Callable 02/01/2028)(a)	2,000,000	2,060,726
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2029(e)	405,000	365,966
Washington Convention & Sports Authority, 5.00%, 10/01/2030 (Callable 10/01/2027)	2,015,000	2,070,746
		5,773,770
Florida - 3.0%
Brevard County Health Facilities Authority, 5.00%, 07/01/2031 (Callable 01/01/2031)	4,000,000	4,339,861
Capital Projects Finance Authority/FL
5.00%, 10/01/2026	1,000,000	1,003,371
5.00%, 10/01/2028	1,000,000	1,033,354
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2029)(c)	610,000	639,222
City of Cape Coral FL Water & Sewer Revenue
4.35%, 03/01/2027	1,190,000	1,202,300
4.45%, 03/01/2028	1,410,000	1,450,299
City of Jacksonville FL, 5.00%, 11/01/2028 (Callable 11/01/2027)	445,000	456,756
City of Lakeland FL Department of Electric Utilities, 3.13%, 10/01/2031 (Callable 07/22/2026)	150,000	150,004
City of Leesburg FL Utility System Revenue, 3.63%, 10/01/2034 (Callable 08/01/2026)	220,000	220,038

The accompanying notes are an integral part of these financial statements.

157

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
City of Tallahassee FL
5.00%, 12/01/2026 (Callable 08/01/2026)	$955,000	$956,061
5.00%, 12/01/2027 (Callable 08/01/2026)	400,000	400,483
4.00%, 12/01/2035 (Callable 08/01/2026)	2,405,000	2,353,417
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2028)(a)	1,300,000	1,373,325
Colonial Country Club Community Development District/FL, 4.00%, 05/01/2029 (Callable 08/01/2026)	770,000	770,186
County of Lee FL Solid Waste System Revenue, 5.00%, 10/01/2026(b)	3,015,000	3,025,983
County of Miami-Dade FL
3.38%, 04/01/2030 (Callable 08/01/2026)	245,000	245,090
0.00%, 10/01/2032 (Callable 10/01/2026)(e)	450,000	355,842
4.50%, 03/01/2033 (Callable 08/01/2026)	240,000	240,228
County of Okaloosa FL, 4.38%, 05/15/2035 (Callable 05/15/2032)(c)	1,530,000	1,551,558
County of Osceola FL Transportation Revenue
0.00%, 10/01/2028(e)	500,000	460,989
5.00%, 10/01/2030 (Callable 10/01/2029)	560,000	584,203
Florida Development Finance Corp.
5.00%, 11/15/2026	1,065,000	1,072,951
5.00%, 06/15/2027	590,000	599,499
5.00%, 06/15/2027	545,000	553,774
5.00%, 06/15/2028 (Callable 06/15/2027)	540,000	547,880
5.25%, 06/15/2029 (Callable 06/15/2027)(c)	2,850,000	2,856,524
3.00%, 07/01/2031(c)	1,180,000	1,148,186
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035 (Callable 07/01/2033)(c)	3,100,000	3,145,173
Florida Housing Finance Corp.
3.15%, 12/01/2028 (Callable 12/01/2027)(a)	1,977,000	1,982,472
6.00%, 01/01/2057	2,750,000	3,079,724
Florida Local Government Finance Commission
4.20%, 11/15/2030 (Callable 11/15/2027)(c)	1,000,000	1,005,327
4.45%, 11/15/2031 (Callable 05/15/2028)(c)	4,000,000	4,028,716

	Par	Value
Greater Orlando Aviation Authority, 5.00%, 10/01/2030 (Callable 10/01/2029)(b)	$3,580,000	$3,796,022
Herons Glen Recreation District, 2.50%, 05/01/2027	250,000	248,240
Lee County Housing Finance Authority, 3.50%, 12/01/2042 (Callable 06/01/2027)(a)	2,100,000	2,109,896
Lee County Industrial Development Authority/FL
4.38%, 11/15/2029 (Callable 11/15/2026)	1,550,000	1,554,619
4.75%, 11/15/2029 (Callable 11/15/2026)	1,500,000	1,504,858
Manatee County School District, 5.00%, 10/01/2032 (Callable 04/01/2027)	1,000,000	1,012,603
Miami-Dade County Housing Finance Authority, 3.25%, 02/01/2044 (Callable 08/01/2028)(a)	6,000,000	6,035,461
Northern Palm Beach County Improvement District
5.00%, 08/01/2027	650,000	663,838
5.00%, 08/01/2028	455,000	472,748
5.00%, 08/01/2029	400,000	421,580
Orange County Housing Finance Authority
4.25%, 09/01/2049 (Callable 09/01/2027)	115,000	115,917
6.00%, 09/01/2056 (Callable 03/01/2034)	5,575,000	6,134,786
Palm Beach County Health Facilities Authority, 5.00%, 05/15/2031 (Callable 05/15/2027)	60,000	60,593
Pinellas County Housing Authority, 1.00%, 11/01/2027	800,000	788,209
Pinellas County Housing Finance Authority, 3.30%, 01/01/2042 (Callable 07/22/2026)(a)	155,000	155,033
Pinellas County Industrial Development Authority, 5.00%, 07/01/2029	965,000	982,446
Polk County Industrial Development Authority/FL, 4.83%, 06/15/2035 (Callable 06/15/2034)(c)	1,615,000	1,623,968
Seminole County Industrial Development Authority, 4.00%, 06/15/2027(c)	240,000	239,332
State of Florida, 3.13%, 06/01/2033 (Callable 08/01/2026)	50,000	49,809
State of Florida Department of Transportation Turnpike System Revenue, 3.35%, 07/01/2028 (Callable 08/01/2026)	390,000	390,198
Viera East Community Development District, 2.00%, 05/01/2027	380,000	373,820
		71,566,772

The accompanying notes are an integral part of these financial statements.

158

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Georgia - 1.9%
Association County Commissioners of Georgia, 5.00%, 07/15/2030	$260,000	$269,386
Athens Housing Authority, 3.23%, 06/01/2045 (Callable 07/01/2028)(a)	3,600,000	3,620,538
Atlanta Urban Residential Finance Authority, 3.20%, 02/01/2030 (Callable 08/01/2028)(a)	2,000,000	2,008,639
Augusta GA Water & Sewer Revenue
3.00%, 10/01/2029 (Callable 10/01/2027)	10,000	9,807
3.00%, 10/01/2032 (Callable 08/01/2026)	30,000	29,367
Bartow County Development Authority, 1.80%, 09/01/2029 (Callable 11/19/2026)(a)	1,100,000	1,032,131
Board of Water Light & Sinking Fund Commissioners of The City of Dalton
5.00%, 03/01/2029 (Callable 03/01/2027)	1,195,000	1,211,434
5.00%, 03/01/2031 (Callable 03/01/2027)	1,900,000	1,924,636
Charlton County School District
6.00%, 04/01/2027	135,000	138,314
6.00%, 04/01/2028	450,000	476,513
6.00%, 04/01/2030	400,000	447,358
City of Atlanta GA, 4.00%, 07/01/2026	100,000	100,000
City of Chickamauga GA, 3.50%, 10/01/2032 (Callable 10/01/2026)	285,000	285,344
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2033 (Callable 04/01/2027)	820,000	831,755
Cobb-Marietta Coliseum & Exhibit Hall Authority, 5.50%, 10/01/2026	170,000	171,040
Columbus County Housing Authority, 3.30%, 11/01/2028(a)	1,140,000	1,142,983
Dalton Whitfield County Joint Development Authority, 5.00%, 08/15/2033 (Callable 02/15/2028)	765,000	785,058
DeKalb County Housing Authority
5.00%, 12/01/2032	2,250,000	2,384,441
5.00%, 12/01/2034 (Callable 12/01/2031)	3,500,000	3,734,452
Development Authority of Cobb County
5.00%, 06/15/2027	100,000	101,640
5.00%, 06/15/2028	200,000	206,420
Georgia Housing & Finance Authority
5.00%, 06/01/2032	250,000	275,278
5.00%, 12/01/2032	400,000	442,984

	Par	Value
3.25%, 12/01/2033 (Callable 12/01/2026)	$60,000	$60,009
Housing Authority of the City of Waycross, 5.00%, 04/01/2028 (Callable 04/01/2027)(a)	2,180,000	2,212,750
Main Street Energy, Inc., 5.00%, 10/01/2033 (Callable 08/15/2033)	3,000,000	3,194,439
Main Street Natural Gas, Inc.
5.00%, 12/01/2027	1,000,000	1,023,943
5.00%, 12/01/2029	500,000	524,560
5.00%, 06/01/2030	750,000	790,404
5.00%, 12/01/2030	1,185,000	1,253,371
5.00%, 06/01/2031	1,410,000	1,495,735
5.00%, 12/01/2031	2,200,000	2,318,194
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(c)	6,500,000	6,525,788
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	1,920,000	2,026,064
5.00%, 04/01/2054 (Callable 01/02/2031)(a)	905,000	966,597
5.00%, 06/01/2055 (Callable 03/01/2032)(a)	100,000	108,038
Savannah Housing Authority, 5.00%, 03/01/2028 (Callable 03/01/2027)(a)	600,000	607,927
		44,737,337
Hawaii - 0.1%
State of Hawaii Airports System Revenue, 5.00%, 07/01/2034 (Callable 07/01/2028)(b)	1,710,000	1,762,879
Idaho - 0.3%
Idaho Health Facilities Authority, 5.50%, 12/01/2026 (Callable 08/01/2026)	400,000	401,190
Idaho Housing & Finance Association, 6.25%, 01/01/2056 (Callable 07/01/2033)	2,250,000	2,528,480
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	4,350,000	4,393,649
		7,323,319
Illinois - 4.7%
AERO Special Education Cooperative, 3.00%, 12/01/2033 (Callable 12/01/2029)	285,000	272,323
Board of Trustees of the University of Illinois, 5.50%, 04/01/2034	1,275,000	1,393,306
Bureau Whiteside & Lee Counties Community Unit School District No 340 Bureau Vly
5.00%, 12/01/2026	860,000	866,578
5.00%, 12/01/2027	400,000	411,056
5.00%, 12/01/2028	425,000	444,233
5.00%, 12/01/2029	300,000	318,094
5.00%, 12/01/2030	650,000	698,443

The accompanying notes are an integral part of these financial statements.

159

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 12/01/2031	$650,000	$707,014
5.00%, 12/01/2032	300,000	328,967
5.00%, 12/01/2033	165,000	182,447
Central Lake County Joint Action Water Agency, 3.00%, 05/01/2027 (Callable 08/01/2026)	500,000	498,239
Channahon Fire Protection District, 3.00%, 01/01/2034 (Callable 01/01/2030)	295,000	283,322
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 (Callable 11/01/2026)	1,000,000	1,007,448
5.00%, 11/01/2029 (Callable 11/01/2026)	1,550,000	1,561,544
City of Galesburg IL
5.00%, 10/01/2026	145,000	145,382
5.00%, 10/01/2027	225,000	227,555
5.00%, 10/01/2028	450,000	457,380
City of Hillsboro IL, 5.00%, 12/01/2034	1,010,000	1,098,492
City of Kankakee IL
5.00%, 01/01/2032	415,000	450,936
5.00%, 01/01/2033	200,000	219,353
City of Mount Vernon IL, 5.00%, 12/15/2033 (Callable 06/15/2031)	535,000	578,316
City of O’Fallon IL, 3.20%, 12/01/2029 (Callable 12/01/2026)	500,000	500,359
City of Palos Heights IL, 3.50%, 12/01/2031 (Callable 08/01/2026)	400,000	398,613
City of Plano IL Special Service Area No 3 & No 4, 4.00%, 03/01/2030 (Callable 08/01/2026)	295,000	295,043
City of Rock Falls IL, 4.00%, 10/01/2034 (Callable 10/01/2026)	490,000	490,332
City of Springfield IL, 5.00%, 12/01/2031 (Callable 08/01/2026)	325,000	325,538
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2027(e)	3,005,000	2,954,125
Cook County Community School District No 147 West Harvey-Dixmoor, 4.00%, 12/01/2030	1,215,000	1,209,161
Cook County School District No 144 Prairie Hills, 5.00%, 12/01/2031	1,500,000	1,634,279
Cook County School District No 69 Skokie, 4.00%, 12/01/2031 (Callable 12/01/2028)	820,000	837,817
Cook County School District No 89 Maywood, 0.00%, 12/15/2028(e)	200,000	183,612

	Par	Value
County of Champaign IL
5.00%, 01/01/2027	$520,000	$525,946
5.00%, 01/01/2029	15,000	15,855
County of Warren IL
5.00%, 12/30/2031	290,000	315,255
5.00%, 12/30/2032	290,000	318,054
Crawford Hospital District
4.00%, 01/01/2030	360,000	363,512
4.00%, 01/01/2032 (Callable 01/01/2031)	390,000	392,891
DuPage County School District No 60 Maercker, 3.25%, 12/30/2030 (Callable 12/30/2027)	100,000	100,381
Grundy Kendall & Will Counties Community High School District No 111 Minooka, 5.00%, 12/01/2034 (Callable 12/01/2032)	650,000	721,373
Illinois Finance Authority
3.00%, 12/01/2027 (Callable 07/22/2026)	305,000	304,769
5.00%, 02/15/2028 (Callable 08/15/2027)	810,000	821,183
4.30%, 08/01/2028(c)	930,000	937,045
5.00%, 02/15/2029 (Callable 08/15/2027)	400,000	404,203
5.00%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,579,724
5.00%, 07/01/2030	375,000	396,707
4.10%, 05/01/2031 (Callable 11/01/2027)	2,665,000	2,665,965
5.00%, 07/01/2031(b)	460,000	491,337
5.00%, 07/01/2032(b)	285,000	306,242
5.00%, 07/01/2034(b)	385,000	418,058
3.68% (SOFR + 1.15%), 11/01/2034 (Callable 08/01/2026)	2,895,000	2,904,908
1.40%, 08/01/2043 (Callable 07/01/2026)(a)	3,000,000	3,000,000
Illinois Housing Development Authority
2.95%, 04/01/2027	160,000	160,015
2.95%, 10/01/2027	200,000	200,176
3.00%, 04/01/2028	225,000	225,329
3.05%, 10/01/2028	235,000	235,409
3.15%, 02/01/2029 (Callable 02/01/2028)(a)	2,940,000	2,948,984
3.10%, 04/01/2029	245,000	245,803
3.00%, 05/01/2029 (Callable 11/01/2027)(a)	1,825,000	1,827,011
3.20%, 10/01/2029	180,000	180,448
3.35%, 04/01/2030	470,000	471,956
2.45%, 06/01/2043 (Callable 08/01/2026)	166,847	143,966
3.38%, 07/01/2045 (Callable 01/01/2027)(a)	125,000	125,321
4.50%, 10/01/2048 (Callable 04/01/2028)	180,000	181,853

The accompanying notes are an integral part of these financial statements.

160

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
3.75%, 04/01/2050 (Callable 04/01/2029)	$580,000	$582,373
6.25%, 10/01/2052 (Callable 04/01/2032)	3,385,000	3,625,686
5.25%, 04/01/2053 (Callable 10/01/2032)	2,945,000	3,134,705
6.25%, 04/01/2054 (Callable 10/01/2032)	2,475,000	2,677,316
6.25%, 10/01/2054 (Callable 10/01/2032)	1,765,000	1,958,041
6.25%, 10/01/2055 (Callable 10/01/2033)	2,975,000	3,345,231
Illinois Sports Facilities Authority, 5.00%, 06/15/2032 (Callable 06/15/2031)	220,000	232,798
Illinois State Toll Highway Authority, 5.00%, 12/01/2031 (Callable 08/01/2026)	2,885,000	2,889,975
Jefferson County Township High School District No 201 Mt Vernon, 6.38%, 10/15/2034 (Callable 12/30/2026)	500,000	508,143
Joliet Park District, 5.00%, 02/01/2027	605,000	610,811
Knox & Warren Counties Community Unit School District No 205 Galesburg
5.00%, 12/01/2030 (Callable 12/01/2027)	1,875,000	1,925,491
5.00%, 12/01/2038 (Callable 12/01/2027)	2,000,000	2,037,725
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, 5.00%, 12/01/2031	640,000	697,259
La Salle & De Kalb Counties Community Unit School District No 1 Leland, 3.00%, 12/30/2027 (Callable 08/01/2026)	390,000	387,551
La Salle Bureau & Lee Counties Community Consolidated School District 289
5.00%, 12/01/2028	990,000	1,033,381
5.00%, 12/01/2029	1,465,000	1,550,900
Lake County Community Unit School District No 187 North Chicago
5.00%, 01/01/2028	455,000	467,495
5.00%, 01/01/2029	555,000	578,955
5.00%, 01/01/2030	570,000	602,014
Lake County Forest Preserve District, 2.00%, 12/15/2033 (Callable 12/15/2029)	550,000	473,085
Lake County School District No 1 Winthrop Harbor
4.00%, 02/01/2029 (Callable 08/01/2026)	340,000	340,317

	Par	Value
4.00%, 02/01/2031 (Callable 08/01/2026)	$365,000	$365,293
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2027(e)	1,010,000	982,775
0.00%, 06/15/2028(e)	2,790,000	2,628,134
0.00%, 12/15/2029(e)	295,000	263,971
Montgomery & Bond Counties Community Unit School District No 3 Hillsboro, 5.00%, 12/01/2033 (Callable 12/01/2031)	1,960,000	2,119,927
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2029	555,000	582,227
5.00%, 01/01/2030	250,000	266,598
Morgan Greene & Macoupin Counties Community Unit School District No 1 Franklin, 3.50%, 12/15/2030 (Callable 08/01/2026)	160,000	160,070
Northeastern Illinois University
5.00%, 07/01/2028	820,000	849,611
5.00%, 07/01/2031	600,000	644,575
Northern Illinois University
5.00%, 04/01/2027	1,180,000	1,196,969
5.00%, 04/01/2028	650,000	672,219
Ogle & Lee Counties Community Consolidated School District No 231 Rochelle, 3.00%, 02/01/2032 (Callable 02/01/2028)	440,000	426,849
Park Ridge Park District, 2.50%, 12/01/2028	1,540,000	1,512,607
Sales Tax Securitization Corp., 5.00%, 01/01/2033 (Callable 01/01/2030)	700,000	739,958
Shelby Christian Macon Counties Community School District No. 21, 4.00%, 12/01/2026 (Callable 08/01/2026)	435,000	434,879
Southern Illinois University
5.00%, 02/15/2027	1,000,000	1,011,358
5.00%, 02/15/2028	1,000,000	1,035,807
5.00%, 02/15/2029	700,000	738,840
5.00%, 02/15/2030	450,000	482,548
5.00%, 02/15/2031	320,000	348,012
Southwestern Illinois Community College District No 522
5.00%, 12/01/2027	1,300,000	1,341,606
5.00%, 12/01/2028	1,500,000	1,579,348
Southwestern Illinois Development Authority
5.00%, 12/01/2028	315,000	330,908
5.00%, 12/01/2029	180,000	192,242
5.00%, 12/01/2030	590,000	639,794
5.00%, 12/01/2031	910,000	999,783
St Charles Public Library District, 4.00%, 11/01/2028 (Callable 08/01/2026)	455,000	455,510

The accompanying notes are an integral part of these financial statements.

161

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2027	$180,000	$181,894
5.00%, 01/01/2028	200,000	206,643
5.00%, 01/01/2029	300,000	315,243
5.00%, 01/01/2030	225,000	240,177
5.00%, 01/01/2031	250,000	270,663
St Clair County Community Unit School District No 19 Mascoutah, 4.00%, 02/01/2028 (Callable 08/01/2026)	100,000	100,119
Stephenson County School District No 145 Freeport
5.00%, 10/01/2031	375,000	404,150
5.00%, 10/01/2032	325,000	352,979
5.00%, 10/01/2033	405,000	442,675
Taylorville Community Pleasure Driveway & Park District, 5.00%, 12/01/2033	1,980,000	2,145,407
Tazewell & Woodford Counties Community Unit School District No 701
4.00%, 12/01/2032 (Callable 12/01/2026)	310,000	310,880
4.00%, 12/01/2033 (Callable 12/01/2026)	350,000	350,841
United City of Yorkville IL, 4.05%, 12/01/2027 (Callable 08/01/2026)	120,000	120,113
Upper Illinois River Valley Development Authority, 5.00%, 12/01/2028	1,050,000	1,089,363
Village of Bolingbrook IL, 0.00%, 01/01/2027(e)	100,000	98,283
Village of Gilberts IL, 3.50%, 03/01/2030	2,995,000	3,000,347
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	1,910,000	1,918,054
Village of Romeoville IL, 5.00%, 10/01/2030 (Callable 07/22/2026)	1,000,000	1,000,372
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2027	365,000	369,043
5.00%, 01/15/2028	490,000	506,252
5.00%, 01/15/2029	490,000	514,592
Will County School District No 159 Mokena, 4.00%, 12/01/2031 (Callable 08/01/2026)	495,000	495,107
		112,003,853
Indiana - 2.2%
Avon Community School Building Corp., 3.25%, 07/15/2032	5,390,000	5,405,753

	Par	Value
Carmel Local Public Improvement Bond Bank, 5.00%, 07/15/2032 (Callable 08/01/2026)	$4,475,000	$4,481,849
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 08/01/2026)	6,980,000	6,978,862
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 08/01/2026)	1,750,000	1,749,947
City of Valparaiso IN, 4.00%, 08/01/2026 (Callable 08/01/2026)	375,000	375,206
Clarksville Redevelopment District, 4.00%, 07/15/2032 (Callable 08/01/2026)	840,000	833,148
County of St Joseph IN, 5.00%, 04/01/2027	1,500,000	1,519,781
Evansville Redevelopment Authority, 4.00%, 02/01/2034 (Callable 02/01/2027)	1,000,000	1,002,177
Evansville Redevelopment District, 3.00%, 08/01/2031 (Callable 08/01/2026)	525,000	519,064
Frankton-Lapel Community Schools Building Corp.
5.00%, 01/15/2027	1,325,000	1,340,389
5.00%, 07/15/2027	1,390,000	1,422,141
Gary Chicago International Airport Authority
5.00%, 02/01/2027	125,000	126,400
5.00%, 02/01/2028	155,000	159,956
5.00%, 02/01/2029	125,000	131,243
5.00%, 02/01/2030	150,000	159,613
5.00%, 02/01/2031	225,000	242,484
Highland Multi School Building Corp., 3.00%, 07/15/2027 (Callable 07/22/2026)	470,000	470,002
Indiana Finance Authority
5.00%, 07/01/2026	730,000	730,000
5.00%, 09/01/2026	1,520,000	1,522,154
5.00%, 09/01/2026	125,000	125,374
5.00%, 09/01/2027	155,000	158,700
5.00%, 09/15/2027	1,410,000	1,431,786
5.00%, 09/01/2028	230,000	239,774
5.00%, 09/15/2028	265,000	274,098
5.00%, 10/01/2028	260,000	261,194
5.00%, 07/01/2029	1,595,000	1,672,148
5.00%, 09/01/2029	225,000	238,195
5.00%, 09/15/2029	500,000	522,242
5.00%, 09/01/2030	250,000	268,520
5.00%, 09/15/2030	400,000	421,548
5.00%, 09/15/2031	500,000	530,915
5.00%, 02/01/2033 (Callable 02/01/2029)	805,000	849,392
5.00%, 10/01/2064 (Callable 10/01/2028)(a)	5,010,000	5,325,176

The accompanying notes are an integral part of these financial statements.

162

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Indiana Housing & Community Development Authority, 3.50%, 01/01/2049 (Callable 01/01/2029)	$440,000	$439,597
Indiana Secondary Market for Education Loans, Inc.
5.00%, 06/01/2028(b)	400,000	410,037
5.00%, 06/01/2029(b)	500,000	517,016
Monroe-Gregg Grade School Building Corp., 3.50%, 07/15/2033 (Callable 01/15/2027)	555,000	555,822
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2027	445,000	450,192
Noblesville Multi School Building Corp., 3.00%, 01/15/2027 (Callable 08/01/2026)	500,000	500,070
North Lawrence Community Schools/IN
5.00%, 07/15/2026	600,000	600,332
5.00%, 07/15/2027	325,000	332,549
Shelbyville Redevelopment Authority, 3.00%, 08/01/2029 (Callable 02/01/2029)	885,000	871,565
South Bend Redevelopment Authority, 3.50%, 08/15/2032 (Callable 08/01/2026)	3,850,000	3,836,972
Tippecanoe County School Building Corp., 5.00%, 01/15/2027	300,000	303,420
Tippecanoe Valley Akron School Building Corp., 4.00%, 07/15/2030 (Callable 08/01/2026)	325,000	325,217
Westfield-Washington Multi-School Building Corp., 5.00%, 01/15/2030	500,000	536,830
		51,168,850
Iowa - 1.3%
City of Ames IA, 5.00%, 06/15/2031 (Callable 08/16/2026)	2,000,000	2,003,962
City of Coralville IA, 4.00%, 05/01/2034 (Callable 08/01/2026)	100,000	97,320
City of Des Moines IA, 3.00%, 06/01/2028 (Callable 08/01/2026)	500,000	499,994
City of Knoxville IA, 3.00%, 06/01/2029 (Callable 08/01/2026)	385,000	381,231
City of Osceola IA, 3.45%, 12/01/2028 (Callable 08/01/2026)	250,000	249,873
City of Peosta IA, 2.00%, 06/01/2028	190,000	185,006
City of Winterset IA Electric Revenue, 2.00%, 11/01/2030 (Callable 11/01/2029)	355,000	325,456

	Par	Value
City of Winterset IA Sewer Revenue, 4.00%, 06/01/2029 (Callable 06/01/2028)	$1,000,000	$1,011,297
Collins-Maxwell Community School District/IA, 2.00%, 06/01/2039 (Callable 06/01/2028)	380,000	371,196
County of Floyd IA, 3.38%, 06/01/2033 (Callable 08/01/2026)	355,000	355,069
County of Howard IA, 3.00%, 06/01/2029 (Callable 08/01/2026)	260,000	260,015
Glenwood Community School District, 3.00%, 06/01/2028 (Callable 08/01/2026)	490,000	487,145
Iowa City Community School District
5.00%, 06/01/2027	170,000	173,124
5.00%, 06/01/2028	1,335,000	1,373,844
4.00%, 06/01/2029 (Callable 06/01/2028)	725,000	727,557
Iowa Finance Authority
6.00%, 11/01/2027(c)	1,345,000	1,354,912
5.00%, 02/15/2031 (Callable 07/22/2026)	2,275,000	2,280,824
4.00%, 05/15/2031	570,000	573,417
7.50%, 01/01/2032 (Callable 01/01/2030)(c)	2,250,000	2,030,189
4.00%, 07/01/2047 (Callable 07/01/2027)	140,000	140,172
4.00%, 07/01/2047 (Callable 07/01/2028)	420,000	424,916
3.50%, 01/01/2049 (Callable 01/01/2029)	1,005,000	1,003,118
6.00%, 07/01/2052 (Callable 07/01/2032)	2,390,000	2,531,414
3.95%, 05/15/2056 (Callable 05/15/2029)(a)	3,350,000	3,350,000
Iowa Higher Education Loan Authority, 3.00%, 04/01/2028	845,000	840,606
Iowa Lakes Community College, 3.00%, 06/01/2030 (Callable 08/01/2026)	300,000	300,007
New Hampton Community School District, 3.00%, 06/01/2030 (Callable 08/01/2026)	525,000	514,249
North Iowa Community School District Infrastructure Sales Services & Use Tax, 2.80%, 01/01/2030 (Callable 08/01/2026)	260,000	252,955
PEFA, Inc.
5.00%, 04/01/2029	955,000	991,158
5.00%, 04/01/2030	1,025,000	1,073,494
5.00%, 04/01/2031	1,485,000	1,567,190
5.00%, 09/01/2049 (Callable 09/01/2026)(a)	1,400,000	1,404,930

The accompanying notes are an integral part of these financial statements.

163

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Iowa - (Continued)
Rock Valley Community School District School Infra Sales Services & Use Tax
5.00%, 06/01/2029	$505,000	$534,759
5.00%, 06/01/2031	400,000	436,122
Southeast Polk Community School District Infrastructure Sales Services & Use Tax, 3.00%, 06/01/2028 (Callable 08/01/2026)	565,000	562,936
		30,669,457
Kansas - 2.3%
City of Abilene KS, 3.38%, 03/01/2029 (Callable 03/01/2027)	2,320,000	2,323,102
City of Baldwin City KS, 2.90%, 09/01/2028 (Callable 06/01/2027)	4,375,000	4,365,637
City of Bel Aire KS, 3.13%, 12/01/2027 (Callable 12/01/2026)	5,225,000	5,233,330
City of Chanute KS, 5.00%, 11/01/2032	190,000	203,209
City of Derby KS, 3.10%, 12/01/2028 (Callable 12/01/2027)	3,685,000	3,674,444
City of Edwardsville KS, 3.63%, 12/01/2028 (Callable 08/01/2026)	6,245,000	6,246,667
City of Goddard KS, 3.13%, 12/01/2027 (Callable 06/01/2027)	4,075,000	4,074,600
City of Linn Valley KS, 5.00%, 06/01/2028 (Callable 06/01/2027)	5,680,000	5,786,105
City of Manhattan KS, 4.20%, 06/01/2032 (Callable 11/01/2027)	1,000,000	1,001,606
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 08/01/2026)	2,935,000	2,935,722
City of Topeka KS, 2.00%, 08/15/2028 (Callable 02/15/2027)	1,425,000	1,379,940
City of Wichita KS, 4.13%, 09/01/2033 (Callable 09/01/2031)(c)	2,075,000	2,084,030
County of Shawnee KS, 3.38%, 09/01/2033 (Callable 08/01/2026)	10,000	10,001
Garden Plain Public Building Commission, 3.63%, 10/01/2028 (Callable 10/01/2026)	2,600,000	2,585,217

	Par	Value
Kansas Development Finance Authority
3.00%, 07/01/2028 (Callable 08/01/2026)	$550,000	$547,797
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	1,600,000	1,637,934
2.95%, 09/01/2059 (Callable 09/01/2027)(a)	3,940,000	3,936,998
Wyandotte County-Kansas City Unified Government, 4.00%, 03/01/2036 (Callable 03/01/2031)(c)	5,250,000	5,192,998
		53,219,337
Kentucky - 2.5%
Bullitt County School District Finance Corp., 3.25%, 09/01/2028 (Callable 08/01/2026)	935,000	935,167
City of Pikeville KY, 3.80%, 08/01/2028 (Callable 08/01/2027)	2,000,000	2,000,472
City of Versailles KY
3.00%, 08/15/2026	2,570,000	2,570,112
3.00%, 07/01/2027 (Callable 08/01/2026)	295,000	293,394
County of Carroll KY, 1.55%, 09/01/2042(a)	750,000	747,090
County of Owen KY, 3.88%, 06/01/2040(a)	1,750,000	1,779,270
County of Trimble KY, 4.70%, 06/01/2054 (Callable 03/03/2027)(a)(b)	1,750,000	1,765,147
Kentucky Bond Development Corp.
5.00%, 04/30/2030	400,000	428,549
5.00%, 10/31/2030	425,000	458,525
5.00%, 04/30/2031	500,000	542,922
5.00%, 10/31/2031	500,000	546,189
5.00%, 04/30/2032	650,000	714,017
5.00%, 07/01/2032	200,000	219,439
5.00%, 10/31/2032	600,000	662,502
5.00%, 04/30/2033	750,000	832,077
5.00%, 07/01/2033	375,000	415,010
5.00%, 10/31/2033	650,000	724,145
Kentucky Economic Development Finance Authority
0.00%, 10/01/2026(e)	300,000	297,749
0.00%, 10/01/2028(e)	70,000	65,648
Kentucky Housing Corp.
3.15%, 05/01/2030 (Callable 05/01/2028)(a)	1,000,000	1,002,957
5.00%, 09/01/2043 (Callable 08/01/2026)(a)	3,000,000	3,005,156
6.25%, 07/01/2055 (Callable 01/01/2033)	1,490,000	1,629,755
6.25%, 07/01/2056 (Callable 07/01/2034)	2,000,000	2,270,992

The accompanying notes are an integral part of these financial statements.

164

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - (Continued)
Kentucky Public Energy Authority
5.00%, 12/01/2032	$6,960,000	$7,173,518
5.25%, 06/01/2055 (Callable 09/01/2029)(a)	5,030,000	5,329,352
Kentucky Rural Water Finance Corp., 3.00%, 02/01/2028 (Callable 07/27/2026)	225,000	225,021
Kentucky Turnpike Authority, 5.00%, 07/01/2032 (Callable 07/01/2027)	1,125,000	1,148,564
Louisville Water Co., 3.13%, 11/15/2030 (Callable 08/01/2026)	30,000	29,999
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2029 (Callable 10/01/2026)	1,270,000	1,275,746
5.00%, 10/01/2033 (Callable 10/01/2026)	3,425,000	3,437,763
Madison County School District Finance Corp., 3.50%, 08/01/2032 (Callable 08/01/2026)	100,000	99,997
Oldham County School District Finance Corp.
3.00%, 03/01/2029 (Callable 08/01/2026)	100,000	99,939
3.13%, 03/01/2030 (Callable 08/01/2026)	100,000	100,001
Rural Water Financing Agency
3.70%, 05/01/2027 (Callable 07/17/2026)	1,025,000	1,025,142
3.38%, 08/01/2027 (Callable 08/01/2026)	1,000,000	1,000,296
3.00%, 02/01/2028	1,000,000	1,000,000
2.88%, 08/01/2028 (Callable 02/01/2027)	11,000,000	10,932,052
Shelby County School District Finance Corp., 4.00%, 02/01/2029 (Callable 02/01/2027)	435,000	437,437
University of Louisville, 5.00%, 03/01/2034 (Callable 09/01/2026)	2,000,000	2,004,059
Warren County School District Finance Corp., 3.50%, 06/01/2028 (Callable 08/01/2026)	1,000,000	1,000,377
		60,225,547
Louisiana - 1.4%
Caddo Parish Parishwide School District, 3.00%, 03/01/2029	150,000	150,134
City of Shreveport LA
5.00%, 03/01/2027	900,000	911,037
5.00%, 03/01/2028	870,000	897,988
5.00%, 08/01/2028 (Callable 08/01/2027)	1,615,000	1,651,016
3.13%, 10/01/2030(c)	1,445,000	1,444,939

	Par	Value
City of Shreveport LA Water & Sewer Revenue
5.00%, 12/01/2027	$825,000	$848,382
3.00%, 12/01/2028	875,000	865,226
5.00%, 12/01/2028	1,375,000	1,444,474
5.00%, 12/01/2029 (Callable 12/01/2028)	2,850,000	2,965,504
Greater New Orleans Expressway Commission
5.00%, 11/01/2027	455,000	469,083
5.00%, 11/01/2028	895,000	941,136
5.00%, 11/01/2029	740,000	792,426
Greater Ouachita Water Co., 4.00%, 09/01/2034	950,000	962,945
Jefferson Sales Tax District, 5.00%, 12/01/2033 (Callable 12/01/2027)	1,020,000	1,046,990
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	4,276,000	4,339,280
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	2,350,000	2,384,777
4.00%, 01/01/2043 (Callable 07/22/2026)(a)	2,525,000	2,526,507
5.00%, 07/01/2046(a)	2,250,000	2,250,000
5.00%, 06/01/2052 (Callable 06/01/2031)	565,000	585,819
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 12/01/2028	560,000	588,295
5.00%, 12/01/2030	445,000	482,576
3.02%, 04/01/2031 (Callable 08/01/2026)(c)	3,212,000	3,212,325
4.00%, 10/01/2034 (Callable 10/01/2030)	500,000	506,662
Louisiana Public Facilities Authority, 5.00%, 10/01/2028	320,000	329,685
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2027	635,000	631,183
St Tammany Parish Hospital Service District No 2, 5.00%, 03/01/2032	535,000	584,035
		33,812,424
Maine - 0.2%
Finance Authority of Maine, 5.00%, 12/01/2031(b)	1,100,000	1,160,196
Maine State Housing Authority
3.05%, 11/15/2027 (Callable 08/01/2026)	50,000	50,016
4.00%, 11/15/2049 (Callable 05/15/2028)	225,000	225,827
4.00%, 11/15/2050 (Callable 05/15/2029)	555,000	559,326
5.00%, 11/15/2052 (Callable 11/15/2031)	2,190,000	2,265,071
		4,260,436

The accompanying notes are an integral part of these financial statements.

165

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maryland - 1.3%
City of Baltimore MD
5.00%, 07/01/2030 (Callable 01/01/2027)	$2,010,000	$2,028,987
5.00%, 07/01/2030 (Callable 01/01/2027)	1,450,000	1,463,409
5.00%, 07/01/2032 (Callable 01/01/2027)	550,000	554,844
County of Anne Arundel MD
5.00%, 07/01/2028	155,000	160,738
5.00%, 07/01/2029	175,000	184,217
5.00%, 07/01/2030	270,000	287,885
5.00%, 07/01/2031	290,000	312,888
5.00%, 07/01/2032	315,000	343,212
5.00%, 07/01/2033	325,000	357,456
County of Frederick MD, 5.00%, 04/01/2027	1,145,000	1,166,905
County of Prince George’s MD, 7.00%, 08/01/2048 (Callable 11/01/2026)	1,500,000	1,519,552
Howard County Housing Commission, 5.00%, 12/01/2027	525,000	539,533
Maryland Community Development Administration
3.20%, 09/01/2028 (Callable 07/17/2026)	1,525,000	1,525,319
5.00%, 09/01/2052 (Callable 03/01/2031)	1,895,000	1,962,224
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2027	430,000	433,345
5.00%, 07/01/2027	1,430,000	1,442,543
5.00%, 07/01/2029	110,000	116,087
5.00%, 07/01/2031	450,000	487,696
5.00%, 07/01/2032	300,000	328,593
Maryland Stadium Authority, 5.00%, 06/01/2027	1,635,000	1,671,877
Montgomery County Housing Opportunities Commission, 4.00%, 07/01/2048 (Callable 07/22/2026)	380,000	379,976
State of Maryland
5.00%, 03/15/2029 (Callable 03/15/2028)	3,385,000	3,525,435
3.00%, 08/01/2032 (Callable 08/01/2027)	10,000,000	9,970,183
		30,762,904
Massachusetts - 0.6%
City of North Adams MA, 3.00%, 03/01/2027 (Callable 08/01/2026)	250,000	249,310
Greater Lowell Regional Vocational Technical School District, 3.00%, 06/01/2030 (Callable 08/01/2026)	1,685,000	1,665,088

	Par	Value
Lynn Water & Sewer Commission, 3.00%, 06/01/2029 (Callable 08/01/2026)	$100,000	$99,198
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 08/01/2026)(e)	8,900,000	7,889,226
Massachusetts Development Finance Agency
5.00%, 07/01/2032 (Callable 07/01/2027)	1,640,000	1,650,272
5.00%, 07/01/2033 (Callable 07/01/2027)	1,250,000	1,256,551
Massachusetts Housing Finance Agency
4.00%, 12/01/2048 (Callable 06/01/2027)	100,000	100,210
4.00%, 12/01/2048 (Callable 06/01/2027)	30,000	30,017
4.00%, 06/01/2049 (Callable 12/01/2028)	205,000	206,154
Massachusetts State College Building Authority, 0.00%, 05/01/2027(e)	110,000	107,361
Town of Deerfield MA, 3.50%, 12/15/2029 (Callable 08/01/2026)	245,000	243,727
		13,497,114
Michigan - 1.9%
City of Detroit MI, 5.25%, 05/01/2027	290,000	294,811
City of Detroit MI Sewage Disposal System Revenue, 5.50%, 07/01/2029	5,025,000	5,212,322
City of Dexter MI, 3.25%, 10/01/2029 (Callable 08/01/2026)	250,000	250,050
Detroit Wayne County Stadium Authority, 5.00%, 10/01/2026 (Callable 08/01/2026)	30,000	30,017
Eaton Rapids Public Schools, 3.50%, 05/01/2027 (Callable 08/01/2026)	100,000	100,059
Grand Rapids & Kent County Joint Building Authority, 0.00%, 12/01/2031(e)	275,000	232,571
Grand Rapids Public Schools, 5.00%, 05/01/2028 (Callable 05/01/2027)	1,495,000	1,523,513
Grand Traverse County Hospital Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2031)	720,000	778,246
Grand Valley State University, 5.00%, 12/01/2032 (Callable 08/01/2026)	1,120,000	1,121,575
Great Lakes Water Authority Water Supply System Revenue, 3.45%, 07/01/2056 (Callable 04/01/2030)(a)	3,250,000	3,290,075

The accompanying notes are an integral part of these financial statements.

166

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
MBS International Airport Revenue, 5.25%, 06/01/2035(b)	$1,780,000	$1,890,195
Michigan Finance Authority
5.00%, 09/01/2026	200,000	200,054
5.00%, 11/01/2026	930,000	933,736
5.00%, 09/01/2027	320,000	321,594
5.00%, 11/01/2027	975,000	992,633
4.00%, 01/01/2028 (Callable 04/01/2027)	4,000,000	4,006,056
5.00%, 04/01/2028 (Callable 10/01/2026)	1,000,000	1,005,936
1.20%, 10/15/2030(a)	625,000	599,331
Michigan State Housing Development Authority
3.15%, 03/01/2029(a)	5,915,000	5,933,853
3.70%, 04/01/2030 (Callable 07/22/2026)	135,000	135,008
3.55%, 10/01/2031 (Callable 10/01/2026)	95,000	95,002
5.50%, 06/01/2053 (Callable 12/01/2031)	2,580,000	2,721,966
5.75%, 06/01/2054 (Callable 12/01/2032)	3,100,000	3,313,249
Michigan Strategic Fund
0.88%, 04/01/2035(a)(b)	1,050,000	1,040,462
3.35%, 10/01/2049(a)(b)	2,150,000	2,148,859
Oakland County Building Authority, 3.38%, 11/01/2034 (Callable 08/01/2026)	50,000	49,999
Roseville Community Schools, 5.00%, 05/01/2027	2,265,000	2,308,447
Taylor Brownfield Redevelopment Authority, 5.00%, 05/01/2027	240,000	243,926
Township of Ada MI, 3.00%, 03/01/2032 (Callable 08/01/2026)	265,000	265,006
Van Buren Charter Township Local Development Finance Authority, 0.00%, 04/01/2032(e)	250,000	199,206
Van Dyke Public Schools, 5.00%, 05/01/2035	2,000,000	2,169,562
Warren Consolidated Schools, 5.00%, 05/01/2031 (Callable 05/01/2028)	1,075,000	1,117,475
Wayne County Airport Authority, 5.00%, 12/01/2029(b)	500,000	531,524
		45,056,318
Minnesota - 1.7%
Brooklyn Center Independent School District No 286, 4.00%, 09/30/2026	700,000	701,020
City of Burnsville MN, 2.10%, 12/20/2027 (Callable 12/20/2026)	1,040,000	1,027,087

	Par	Value
City of Maple Grove MN
5.00%, 09/01/2027 (Callable 08/01/2026)	$1,405,000	$1,405,892
5.00%, 09/01/2030 (Callable 08/01/2026)	865,000	865,438
City of St Anthony MN, 3.50%, 02/01/2029 (Callable 08/01/2026)	295,000	295,148
City of Virginia MN, 5.00%, 12/15/2026 (Callable 07/18/2026)	7,500,000	7,507,585
Eastern Carver County Schools Independent School District No 112, 2.50%, 02/01/2029	1,095,000	1,069,812
Fridley Independent School District No 14, 4.00%, 09/30/2026	2,000,000	2,003,248
Golden Valley Housing & Redevelopment Authority, 4.00%, 02/01/2030 (Callable 08/01/2026)	1,070,000	1,070,199
Housing & Redevelopment Authority of The City of St Paul Minnesota
2.00%, 09/01/2026 (Callable 08/01/2026)	175,000	174,266
5.00%, 12/01/2027	1,065,000	1,088,108
4.00%, 10/01/2030 (Callable 10/01/2027)	1,350,000	1,361,866
Metropolitan Council, 5.00%, 12/01/2027	10,000	10,362
Minnesota Health & Education Facilities Authority
5.00%, 03/01/2027 (Callable 07/22/2026)	250,000	250,158
5.00%, 10/01/2029 (Callable 10/01/2027)	1,015,000	1,032,725
5.00%, 10/01/2053 (Callable 04/01/2029)(a)	1,000,000	1,050,102
Minnesota Housing Finance Agency
2.45%, 07/01/2034 (Callable 01/01/2029)	890,000	802,210
2.55%, 07/01/2039 (Callable 01/01/2029)	5,680,000	4,954,183
2.75%, 07/01/2044 (Callable 01/01/2029)	1,385,000	1,154,461
3.50%, 07/01/2046 (Callable 08/01/2026)	445,000	444,811
4.00%, 01/01/2047 (Callable 07/02/2026)	5,000	5,000
4.00%, 07/01/2047 (Callable 01/01/2027)	80,000	80,028
4.25%, 07/01/2049 (Callable 07/01/2028)	1,175,000	1,188,041
6.00%, 07/01/2053 (Callable 01/01/2033)	2,030,000	2,164,556
Minnesota Municipal Gas Agency
5.00%, 09/01/2031	2,250,000	2,342,917
5.00%, 09/01/2032	2,320,000	2,420,009
5.00%, 09/01/2033	1,000,000	1,043,653

The accompanying notes are an integral part of these financial statements.

167

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
State of Minnesota
3.00%, 08/01/2028 (Callable 08/01/2026)	$600,000	$600,003
5.00%, 08/01/2034 (Callable 08/01/2026)	2,250,000	2,256,130
		40,369,018
Mississippi - 0.7%
City of Florence MS
7.13%, 08/01/2028	240,000	257,455
7.13%, 08/01/2029	250,000	275,475
City of Louisville MS
5.63%, 09/01/2026	180,000	180,599
5.63%, 09/01/2027	190,000	194,834
City of Starkville MS Water & Sewer System Revenue
5.00%, 02/01/2029	250,000	263,995
5.00%, 02/01/2030	265,000	284,704
5.00%, 02/01/2031	275,000	299,734
5.00%, 02/01/2032	290,000	320,006
City of Yazoo MS, 3.00%, 03/01/2028	140,000	139,694
County of Harrison MS, 5.00%, 10/01/2030 (Callable 10/01/2029)	590,000	629,297
County of Madison MS, 4.00%, 03/01/2028 (Callable 08/01/2026)	100,000	100,128
Mississippi Development Bank
5.00%, 08/01/2026	385,000	385,324
5.00%, 09/01/2026	60,000	60,202
4.00%, 03/01/2027	90,000	90,799
5.00%, 09/01/2027	770,000	782,782
5.00%, 06/01/2028	1,300,000	1,357,190
5.00%, 08/01/2028	365,000	373,013
5.00%, 09/01/2028	1,375,000	1,388,997
5.00%, 11/01/2028 (Callable 11/01/2027)	800,000	808,026
4.00%, 09/01/2029 (Callable 09/01/2028)	375,000	381,360
5.00%, 11/01/2029 (Callable 11/01/2027)	400,000	403,621
4.00%, 03/01/2030 (Callable 03/01/2028)	190,000	192,885
4.00%, 09/01/2030 (Callable 09/01/2028)	365,000	370,820
5.00%, 09/01/2030 (Callable 08/01/2026)	50,000	50,022
5.00%, 11/01/2030 (Callable 11/01/2027)	20,000	20,533
4.00%, 03/01/2031 (Callable 09/01/2026)	2,983,000	2,921,377
5.00%, 03/01/2031 (Callable 03/01/2027)	1,030,000	1,034,813
1.48%, 07/01/2031 (Callable 08/01/2026)(c)	1,296,000	1,186,922

	Par	Value
5.00%, 11/01/2031 (Callable 11/01/2027)	$10,000	$10,258
5.00%, 08/01/2032 (Callable 08/01/2029)	335,000	343,113
Mississippi Home Corp.
5.00%, 11/01/2028(a)	1,136,000	1,166,682
3.50%, 12/01/2049 (Callable 12/01/2028)	220,000	220,049
University of Mississippi Educational Building Corp., 3.00%, 11/01/2028 (Callable 08/01/2026)	200,000	200,042
University of Southern Mississippi, 5.00%, 09/01/2033 (Callable 09/01/2026)	510,000	511,440
		17,206,191
Missouri - 1.5%
Boone County Consolidated Public Water District No 1, 3.00%, 12/01/2031 (Callable 08/01/2026)	825,000	797,699
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	6,400,000	6,404,045
City of Cape Girardeau MO Waterworks System Revenue, 3.00%, 01/01/2030 (Callable 01/01/2027)	815,000	814,860
City of Jennings MO, 4.00%, 03/01/2031 (Callable 03/01/2028)	1,095,000	1,063,057
City of Sikeston MO
5.00%, 09/01/2027	605,000	617,782
5.00%, 09/01/2028	635,000	658,693
5.00%, 09/01/2029	520,000	546,111
5.00%, 09/01/2030	700,000	743,604
City of Springfield MO Public Utility Revenue, 3.00%, 09/01/2027 (Callable 08/01/2026)	300,000	299,996
City of St Louis MO Parking Revenue
3.50%, 12/15/2031 (Callable 08/01/2026)	50,000	50,014
3.25%, 12/15/2033 (Callable 08/01/2026)	1,075,000	1,067,669
County of Bates MO, 3.00%, 04/15/2029 (Callable 04/15/2027)	1,000,000	1,000,868
Health & Educational Facilities Authority of the State of Missouri
5.00%, 09/01/2026	620,000	620,565
5.00%, 02/01/2029 (Callable 08/01/2026)	1,195,000	1,196,050
Kansas City Industrial Development Authority, 5.00%, 03/01/2032 (Callable 03/01/2029)(b)	2,000,000	2,086,238
Lexington Reorganized School District No R-5, 3.00%, 03/01/2030 (Callable 08/01/2026)	600,000	597,919

The accompanying notes are an integral part of these financial statements.

168

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
Missouri Development Finance Board
5.00%, 12/01/2027	$500,000	$515,346
5.00%, 12/01/2028	225,000	236,784
5.00%, 12/01/2029	175,000	187,125
5.00%, 12/01/2030	150,000	162,971
5.00%, 12/01/2031	160,000	176,189
5.00%, 12/01/2032	180,000	200,549
Missouri Housing Development Commission
4.75%, 11/01/2052 (Callable 05/01/2032)	2,565,000	2,647,645
5.75%, 05/01/2056 (Callable 05/01/2033)	3,250,000	3,525,169
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2029	685,000	729,484
5.00%, 06/01/2029	645,000	684,834
5.00%, 06/01/2029	630,000	663,785
Missouri State Environmental Improvement & Energy Resources Authority, 3.50%, 01/01/2030 (Callable 07/22/2026)	50,000	50,022
Perry County School District No 32, 3.00%, 04/15/2030 (Callable 08/01/2026)	625,000	614,175
Princeton R-V School District/MO, 3.00%, 03/01/2031 (Callable 08/01/2026)	1,400,000	1,386,581
Ray County 911 Emergency Services Board
5.00%, 04/01/2031	125,000	133,991
5.00%, 04/01/2032	115,000	124,451
5.00%, 04/01/2033	125,000	136,334
Springfield Industrial Development Authority, 3.50%, 07/01/2045 (Callable 01/01/2027)(a)	200,000	200,648
St Charles County School District No R-IV Wentzville, 3.50%, 04/01/2032 (Callable 08/01/2026)	635,000	633,898
St Louis County Industrial Development Authority, 5.00%, 11/15/2028 (Callable 08/01/2026)	830,000	830,436
St Louis Municipal Finance Corp.
0.00%, 07/15/2027(c)(e)	1,155,000	1,116,406
0.00%, 07/15/2027(c)(e)	1,000,000	966,586
0.00%, 07/15/2028(c)(e)	1,405,000	1,312,611
		35,801,190
Montana - 0.7%
City of Billings MT, 5.00%, 07/01/2032 (Callable 07/01/2028)	710,000	723,102

	Par	Value
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	$1,660,000	$1,685,404
Missoula County Elementary School District No 1, 4.00%, 07/01/2027	560,000	562,905
Montana Board of Housing
4.00%, 12/01/2043 (Callable 12/01/2027)	145,000	145,256
3.32%, 07/01/2046 (Callable 08/01/2027)(a)	1,500,000	1,507,202
4.00%, 06/01/2049 (Callable 12/01/2027)	95,000	95,150
6.00%, 06/01/2053 (Callable 06/01/2032)	1,380,000	1,464,975
5.75%, 06/01/2055 (Callable 06/01/2033)	2,685,000	2,903,068
6.00%, 12/01/2055 (Callable 12/01/2033)	3,195,000	3,499,520
Montana Facility Finance Authority
4.00%, 07/01/2026	330,000	330,000
4.65%, 11/15/2033 (Callable 11/15/2028)	3,450,000	3,463,858
		16,380,440
Nebraska - 0.4%
Central Plains Energy Project, 5.00%, 05/01/2053 (Callable 07/01/2029)(a)	1,000,000	1,047,209
Douglas County Hospital Authority No 2, 5.00%, 05/15/2030 (Callable 08/01/2026)	1,500,000	1,500,900
Nebraska Investment Finance Authority
3.00%, 03/01/2052 (Callable 03/01/2031)	3,040,000	2,989,904
6.00%, 09/01/2054 (Callable 09/01/2033)	1,310,000	1,444,303
6.25%, 09/01/2055 (Callable 03/01/2034)	2,000,000	2,209,575
Scotts Bluff County School District No 16, 5.00%, 02/15/2036 (Callable 06/11/2031)	360,000	385,312
		9,577,203
Nevada - 0.1%
Las Vegas Redevelopment Agency, 3.00%, 06/15/2032 (Callable 08/01/2026)	970,000	910,374
Nevada Housing Division
4.00%, 10/01/2049 (Callable 10/01/2028)	445,000	447,935
3.00%, 04/01/2051 (Callable 10/01/2030)	775,000	764,002
		2,122,311
New Hampshire - 0.4%
Hollis School District, 2.77%, 06/28/2027 (Callable 07/22/2026)(c)	622,789	617,688

The accompanying notes are an integral part of these financial statements.

169

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Hampshire - (Continued)
Manchester Housing and Redevelopment Authority, Inc., 0.00%, 01/01/2029(e)	$215,000	$196,093
New Hampshire Business Finance Authority
4.00%, 01/01/2028 (Callable 08/01/2026)	400,000	403,061
4.00%, 12/01/2028(b)	1,845,000	1,868,190
5.00%, 04/01/2033(b)	245,000	252,804
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2031 (Callable 10/01/2026)	2,210,000	2,217,928
4.00%, 02/01/2034	3,605,000	3,619,430
		9,175,194
New Jersey - 4.5%
Bloomingdale Borough School District
1.00%, 09/15/2027	453,000	441,524
1.00%, 09/15/2028	470,000	449,048
1.00%, 09/15/2029	490,000	456,861
1.00%, 09/15/2030	510,000	461,469
1.00%, 09/15/2031	530,000	468,600
Borough of Berlin NJ, 2.00%, 03/15/2027	770,000	763,547
Borough of Union Beach NJ, 4.88%, 03/01/2029	120,000	123,112
City of Englewood NJ, 3.50%, 04/01/2032 (Callable 08/01/2026)	100,000	100,028
City of Newark NJ
5.00%, 07/15/2026	200,000	200,139
5.00%, 07/15/2027	2,200,000	2,247,936
5.00%, 07/15/2027	395,000	403,607
5.00%, 07/15/2028	410,000	427,161
Clark Township Board of Education
1.25%, 08/15/2026	1,001,000	998,355
1.25%, 08/15/2027	1,305,000	1,279,741
1.25%, 08/15/2028	1,365,000	1,313,542
1.25%, 08/15/2029	1,420,000	1,336,953
1.25%, 08/15/2030	1,355,000	1,247,183
1.50%, 08/15/2031	1,540,000	1,407,187
1.50%, 08/15/2032	1,605,000	1,436,847
County of Bergen NJ, 1.00%, 03/01/2028	2,415,000	2,336,913
County of Hudson NJ, 3.25%, 12/01/2031 (Callable 08/01/2026)	290,000	290,048
County of Ocean NJ, 2.00%, 09/01/2032 (Callable 09/01/2029)	375,000	340,978
County of Somerset NJ
1.00%, 03/01/2027	1,785,000	1,760,908
1.00%, 03/01/2027	115,000	113,448

	Par	Value
1.00%, 03/01/2028	$1,855,000	$1,796,779
1.00%, 03/01/2028	115,000	111,391
Cumberland Regional School District
1.00%, 09/01/2031	560,000	492,213
1.00%, 09/01/2032	615,000	525,736
Delanco Township Board of Education
1.00%, 08/15/2026	154,000	153,562
1.00%, 08/15/2027	135,000	131,974
1.00%, 08/15/2028	270,000	258,886
1.00%, 08/15/2029	270,000	253,329
1.00%, 08/15/2030	270,000	247,850
Egg Harbor Township School District
1.00%, 04/15/2032	1,345,000	1,170,232
1.00%, 04/15/2033	1,480,000	1,254,559
Haddon Township Board of Education
2.00%, 08/01/2026	654,000	653,267
2.00%, 08/01/2027	675,000	666,253
2.00%, 08/01/2028	700,000	686,720
Kinnelon School District, 2.00%, 02/01/2029	1,270,000	1,237,390
Lacey Township Board of Education
1.00%, 03/15/2028	1,533,000	1,474,315
1.00%, 03/15/2029	900,000	843,263
1.00%, 03/15/2030	965,000	879,597
Little Ferry School District
0.05%, 08/15/2026	669,000	666,372
0.05%, 08/15/2027	620,000	599,127
0.05%, 08/15/2028	805,000	751,036
0.05%, 08/15/2029	825,000	743,007
Madison Borough Board of Education, 1.00%, 08/15/2028	2,850,000	2,733,702
New Jersey Economic Development Authority
3.13%, 07/01/2029 (Callable 07/01/2027)	935,000	931,598
2.20%, 10/01/2039 (Callable 12/03/2029)(a)(b)	2,330,000	2,220,155
New Jersey Educational Facilities Authority
3.50%, 07/01/2028 (Callable 08/01/2026)	165,000	164,422
5.00%, 07/01/2031 (Callable 07/01/2027)	1,435,000	1,462,883
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (Callable 12/01/2026)(b)	1,015,000	1,022,874
5.00%, 12/01/2029(b)	3,000,000	3,166,182
5.00%, 12/01/2030(b)	3,000,000	3,207,240
5.00%, 12/01/2031(b)	1,600,000	1,726,472
New Jersey Housing & Mortgage Finance Agency
3.60%, 04/01/2033 (Callable 10/01/2027)	410,000	410,335
4.50%, 10/01/2048 (Callable 10/01/2027)	370,000	375,328

The accompanying notes are an integral part of these financial statements.

170

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Jersey - (Continued)
4.75%, 10/01/2050 (Callable 04/01/2028)	$405,000	$410,969
5.00%, 10/01/2053 (Callable 04/01/2031)	2,325,000	2,407,830
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(e)	495,000	488,464
0.00%, 12/15/2027(e)	155,000	148,695
0.00%, 12/15/2028(e)	4,915,000	4,579,277
0.00%, 12/15/2028(e)	1,000,000	931,694
0.00%, 12/15/2028(e)	775,000	721,190
5.00%, 06/15/2029 (Callable 07/27/2026)	1,865,000	1,867,787
0.00%, 12/15/2029(e)	3,690,000	3,328,952
5.00%, 06/15/2031 (Callable 07/27/2026)	1,000,000	1,001,404
0.00%, 12/15/2031(e)	1,355,000	1,138,886
0.00%, 12/15/2031(e)	630,000	530,942
Newark Housing Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)	1,500,000	1,515,949
Northfield Board of Education
2.00%, 07/15/2028	475,000	466,029
2.00%, 07/15/2029	390,000	378,193
2.00%, 07/15/2030	510,000	488,921
Palmyra School District/NJ
1.00%, 07/15/2026	612,000	611,459
1.00%, 07/15/2027	645,000	631,093
1.00%, 07/15/2028	685,000	656,904
1.00%, 07/15/2029	725,000	678,550
1.00%, 07/15/2030	900,000	821,481
Readington Township Board of Education
1.00%, 07/15/2028	877,000	844,500
1.50%, 07/15/2030	1,485,000	1,389,521
1.50%, 07/15/2031	1,540,000	1,411,817
2.00%, 07/15/2032	1,600,000	1,478,109
River Dell Regional School District, 1.00%, 09/01/2028	735,000	704,340
Roseland School District/NJ
1.00%, 08/15/2027	445,000	435,265
1.00%, 08/15/2028	475,000	456,753
Salem County Improvement Authority, 4.00%, 08/15/2026	475,000	475,214
Scotch Plains-Fanwood School District
1.25%, 10/15/2026	1,050,000	1,043,767
1.25%, 10/15/2027	865,000	844,727
1.25%, 10/15/2028	890,000	854,185
1.25%, 10/15/2029	925,000	869,888
1.25%, 10/15/2030	960,000	883,979
1.25%, 10/15/2031	1,000,000	900,490
1.25%, 10/15/2032	1,040,000	914,813
Tewksbury Township Board of Education
1.00%, 08/15/2029	975,000	910,796
1.00%, 08/15/2030	1,015,000	924,540

	Par	Value
1.00%, 08/15/2031	$1,050,000	$932,629
1.00%, 08/15/2032	1,095,000	947,492
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 08/01/2026)	500,000	488,398
Township of Brick NJ
1.00%, 03/01/2027	1,100,000	1,082,569
1.00%, 03/01/2028	1,200,000	1,155,470
1.00%, 03/01/2029	1,300,000	1,221,454
1.00%, 03/01/2030	1,810,000	1,655,696
Township of Hamilton NJ/Atlantic County
2.00%, 02/01/2027	700,000	695,265
2.00%, 02/01/2028	800,000	786,472
2.00%, 02/01/2029	875,000	848,929
Township of Little Falls NJ, 3.25%, 08/15/2032 (Callable 08/01/2026)	250,000	248,710
Township of West Orange/NJ
2.00%, 02/01/2027 (Callable 08/01/2026)	45,000	44,430
5.00%, 02/01/2028	355,000	367,665
5.00%, 02/01/2029	43,000	45,605
2.00%, 07/15/2029 (Callable 07/15/2027)	310,000	296,163
2.00%, 07/15/2030 (Callable 07/15/2027)	65,000	61,268
5.00%, 02/01/2033 (Callable 02/01/2031)	875,000	951,105
Washington Township Municipal Utilities Authority/Morris County
0.00%, 12/15/2026(e)	70,000	68,927
0.00%, 12/15/2027(e)	140,000	133,423
West Morris Regional High School District
0.05%, 08/15/2027	1,015,000	980,829
0.05%, 08/15/2028	1,050,000	981,659
0.05%, 08/15/2029	985,000	889,831
		107,454,546
New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council, 5.00%, 08/01/2032 (Callable 11/01/2027)	530,000	541,317
New Mexico Mortgage Finance Authority
3.40%, 03/01/2032 (Callable 09/01/2031)	975,000	970,376
3.50%, 03/01/2045 (Callable 09/01/2026)	20,000	19,971
3.75%, 03/01/2048 (Callable 03/01/2027)	245,000	245,327
4.25%, 07/01/2049 (Callable 01/01/2028)	185,000	186,206
		1,963,197

The accompanying notes are an integral part of these financial statements.

171

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - 3.6%
Albany Capital Resource Corp., 5.00%, 05/01/2027 (Callable 08/01/2026)	$1,000,000	$1,001,125
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 08/01/2026)(c)	169,451	169,359
Brookfield Central School District, 4.00%, 06/23/2027	2,150,000	2,164,673
City of Ithaca NY, 4.25%, 02/12/2027	2,600,000	2,609,341
City of Mount Vernon NY
5.00%, 05/28/2027(c)	2,346,000	2,359,045
7.25%, 07/15/2032 (Callable 07/15/2027)	3,095,326	3,239,093
City of New York NY, 5.00%, 10/01/2038 (Callable 10/01/2027)	1,105,000	1,127,452
Clinton County Capital Resource Corp., 4.00%, 07/01/2030(c)	5,350,000	5,428,284
Huntington Local Development Corp., 4.00%, 07/01/2027	1,420,000	1,407,663
Long Island Power Authority, 3.00%, 09/01/2055 (Callable 03/01/2028)(a)	8,000,000	8,016,434
Monroe County Industrial Development Corp., 5.00%, 07/01/2028 (Callable 07/01/2027)(a)	3,905,000	3,985,926
New York City Housing Development Corp.
3.20%, 11/01/2030 (Callable 08/02/2026)	60,000	60,007
3.50%, 11/01/2032 (Callable 08/01/2026)	665,000	665,170
3.40%, 11/01/2062 (Callable 07/22/2026)(a)	9,270,000	9,271,236
3.95%, 11/01/2064 (Callable 07/01/2028)(a)	7,280,000	7,408,012
3.75%, 05/01/2065 (Callable 05/01/2028)(a)	540,000	546,797
3.15%, 05/01/2066 (Callable 05/01/2029)(a)	2,000,000	2,008,535
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2032 (Callable 05/01/2027)	1,200,000	1,221,459
5.00%, 05/01/2035 (Callable 05/01/2029)	2,390,000	2,518,580
New York State Dormitory Authority
5.00%, 05/01/2027	1,250,000	1,269,772
5.00%, 05/01/2028	1,000,000	1,033,185
5.50%, 07/01/2031	2,185,000	2,346,969
New York State Housing Finance Agency
1.65%, 05/15/2039	2,991,354	2,483,489
3.60%, 11/01/2044 (Callable 04/01/2031)(a)	2,500,000	2,528,518

	Par	Value
3.85%, 05/01/2062 (Callable 07/22/2026)(a)	$105,000	$105,061
3.60%, 11/01/2064 (Callable 05/01/2027)(a)	3,750,000	3,767,605
3.30%, 05/01/2065 (Callable 05/01/2028)(a)	1,015,000	1,019,718
New York State Thruway Authority, 5.00%, 01/01/2034 (Callable 01/01/2028)	340,000	351,140
Oneida County Local Development Corp., 5.00%, 12/01/2029 (Callable 08/01/2026)	715,000	716,000
Onondaga Civic Development Corp.
5.00%, 08/01/2031	400,000	404,125
5.00%, 08/01/2032	350,000	353,038
State of New York Mortgage Agency
3.45%, 10/01/2033 (Callable 07/17/2026)	845,000	844,995
3.55%, 10/01/2033 (Callable 07/17/2026)	245,000	245,004
State of New York Mortgage Agency Homeowner Mortgage Revenue
3.45%, 04/01/2027(b)	405,000	405,063
3.55%, 10/01/2027(b)	415,000	415,408
3.60%, 04/01/2028(b)	430,000	430,692
3.65%, 10/01/2028(b)	560,000	561,080
3.70%, 04/01/2029(b)	510,000	513,780
3.75%, 10/01/2029(b)	485,000	488,708
3.90%, 04/01/2030(b)	440,000	445,030
3.95%, 10/01/2030(b)	510,000	517,000
3.25%, 10/01/2050 (Callable 10/01/2029)	40,000	39,864
Town of Colonie NY
1.00%, 03/01/2027	3,115,000	3,070,639
1.00%, 03/01/2029	1,605,000	1,510,640
Town of Oyster Bay NY
3.25%, 02/01/2029 (Callable 07/29/2026)	65,000	65,026
3.50%, 02/01/2033 (Callable 07/29/2026)	50,000	50,030
Town of Watertown NY, 4.75%, 04/08/2027	4,500,000	4,530,974
		85,720,744
North Carolina - 1.4%
City of Rocky Mount NC, 4.00%, 05/01/2032 (Callable 08/01/2026)	445,000	444,995
County of Johnston NC, 5.00%, 02/01/2027	4,280,000	4,342,047
County of New Hanover NC, 3.50%, 02/01/2032 (Callable 08/01/2026)	700,000	699,991
County of Wake NC, 5.00%, 11/01/2027	1,140,000	1,179,256
Durham Housing Authority
3.20%, 01/01/2044 (Callable 02/01/2028)(a)	1,750,000	1,752,552

The accompanying notes are an integral part of these financial statements.

172

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Carolina - (Continued)
3.15%, 07/01/2059 (Callable 01/01/2028)(a)	$2,350,000	$2,357,685
East Carolina University, 3.00%, 10/01/2028 (Callable 08/01/2026)	50,000	50,005
Fayetteville State University, 5.00%, 04/01/2030	265,000	281,155
Nash Health Care Systems, 5.00%, 02/01/2032	3,325,000	3,624,536
North Carolina Housing Finance Agency
4.00%, 03/01/2028(a)	1,000,000	1,006,536
5.00%, 04/01/2029(a)	1,155,000	1,196,806
3.15%, 02/01/2030 (Callable 02/01/2027)(a)	1,000,000	1,001,111
4.00%, 07/01/2047 (Callable 01/01/2027)	15,000	15,005
4.00%, 07/01/2048 (Callable 07/01/2027)	70,000	70,240
4.00%, 01/01/2050 (Callable 07/01/2028)	1,120,000	1,125,049
4.00%, 01/01/2050 (Callable 07/01/2028)	1,105,000	1,111,450
4.00%, 07/01/2050 (Callable 07/01/2029)	1,215,000	1,223,387
6.00%, 07/01/2053 (Callable 07/01/2031)	3,650,000	3,859,369
6.25%, 01/01/2055 (Callable 07/01/2032)	2,350,000	2,522,401
6.25%, 01/01/2056 (Callable 07/01/2033)	1,760,000	1,963,889
Town of Holly Springs NC, 5.00%, 11/01/2027	300,000	309,849
Town of Morehead City NC, 4.05%, 01/01/2028(a)	2,000,000	2,009,856
Town of Oak Island NC Enterprise System Revenue, 5.00%, 06/01/2028	1,050,000	1,095,670
		33,242,840
North Dakota - 0.9%
Central Cass Public School District Building Authority, 2.75%, 05/01/2028 (Callable 08/01/2026)	165,000	163,598
City of Horace ND
3.00%, 05/01/2027 (Callable 08/01/2026)	265,000	262,203
5.00%, 05/01/2027	475,000	481,873
3.00%, 05/01/2028 (Callable 05/01/2027)	305,000	298,161
5.00%, 05/01/2028	480,000	493,811
5.00%, 05/01/2029	670,000	697,510
5.00%, 05/01/2030	530,000	557,966
5.00%, 05/01/2030	375,000	396,858
5.00%, 05/01/2031	2,595,000	2,740,425

	Par	Value
5.00%, 05/01/2031	$400,000	$426,426
5.00%, 05/01/2032	655,000	703,282
City of Mayville ND, 5.00%, 05/01/2031	3,060,000	3,170,894
North Dakota Housing Finance Agency
4.00%, 07/01/2048 (Callable 01/01/2027)	125,000	125,073
4.00%, 01/01/2051 (Callable 07/01/2029)	905,000	911,473
3.00%, 07/01/2052 (Callable 01/01/2031)	1,860,000	1,826,484
6.25%, 01/01/2055 (Callable 07/01/2033)	2,370,000	2,619,419
5.75%, 07/01/2056 (Callable 01/01/2034)	3,000,000	3,273,856
Williston Public School District No 1/ND, 3.00%, 08/01/2026 (Callable 08/01/2026)	1,215,000	1,214,682
		20,363,994
Ohio - 2.7%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2028	1,240,000	1,307,476
Bedford City School District
5.50%, 12/01/2029	500,000	545,811
5.50%, 12/01/2031	1,180,000	1,339,526
City of Akron OH Income Tax Revenue, 3.50%, 12/01/2033 (Callable 08/01/2026)	245,000	245,000
City of Middletown OH, 4.38%, 08/07/2026	4,147,000	4,147,073
City of Waterville OH, 1.00%, 12/01/2026	420,000	416,203
Cleveland State University
5.00%, 06/01/2027	550,000	561,146
5.00%, 06/01/2028	500,000	520,756
5.00%, 06/01/2029	650,000	688,906
5.00%, 06/01/2030	540,000	581,794
Columbus Metropolitan Housing Authority
5.00%, 08/01/2027 (Callable 08/01/2026)	1,900,000	1,902,906
5.00%, 12/01/2034 (Callable 06/01/2031)	2,350,000	2,480,497
5.00%, 12/01/2035 (Callable 12/01/2032)	1,250,000	1,331,300
Columbus-Franklin County Finance Authority, 4.00%, 05/15/2035 (Callable 11/15/2032)	1,995,000	2,021,487
County of Allen OH Hospital Facilities Revenue, 5.00%, 10/01/2049 (Callable 02/03/2027)(a)	1,685,000	1,723,347
County of Fayette OH
5.25%, 12/01/2028	500,000	525,756
5.25%, 12/01/2029	600,000	641,615

The accompanying notes are an integral part of these financial statements.

173

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
5.25%, 12/01/2030	$600,000	$651,624
5.25%, 12/01/2031	795,000	874,952
County of Hamilton OH Sewer System Revenue, 5.00%, 12/01/2031 (Callable 12/01/2029)	700,000	752,406
County of Mahoning OH Sewer System Revenue, 3.25%, 12/01/2033 (Callable 12/01/2027)	160,000	159,749
County of Montgomery OH
5.00%, 09/01/2027	405,000	414,330
5.00%, 09/01/2029	440,000	463,231
5.00%, 09/01/2030	375,000	400,676
5.00%, 09/01/2031	390,000	420,786
5.00%, 09/01/2032	1,000,000	1,087,812
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	8,870,000	9,721,586
Geauga County Public Library, 3.25%, 12/01/2029 (Callable 08/01/2026)	275,000	275,076
London City School District, 3.25%, 12/01/2029 (Callable 08/01/2026)	870,000	870,141
Lorain Metropolitan Housing Authority, 3.22%, 06/01/2029 (Callable 12/01/2027)(a)	2,000,000	2,005,768
Oberlin City School District
5.00%, 11/01/2026	255,000	256,583
5.00%, 11/01/2027	275,000	283,113
5.00%, 11/01/2030	250,000	271,298
5.00%, 11/01/2031	300,000	330,018
Ohio Air Quality Development Authority, 4.00%, 09/01/2030(a)	2,685,000	2,703,647
Ohio Higher Educational Facility Commission, 5.00%, 12/01/2027	375,000	379,389
Ohio Housing Finance Agency
3.37%, 03/01/2028(a)	2,000,000	2,004,492
3.20%, 01/01/2046 (Callable 04/01/2028)(a)	1,000,000	1,004,990
4.00%, 03/01/2047 (Callable 08/01/2026)	65,000	65,042
4.50%, 03/01/2050 (Callable 09/01/2028)	3,345,000	3,378,307
3.75%, 09/01/2050 (Callable 03/01/2029)	10,000	10,040
Pioneer Career & Technology Center, 3.25%, 12/01/2028 (Callable 08/01/2026)	540,000	540,091
Port of Greater Cincinnati Development Authority, 4.00%, 11/15/2028	410,000	414,589
Reynoldsburg City School District, 4.94%, 09/01/2032	4,170,000	4,396,814

	Par	Value
State of Ohio
5.00%, 01/15/2032	$2,000,000	$2,181,407
3.90%, 01/15/2050(a)	3,000,000	3,037,305
Summit County Development Finance Authority
5.00%, 07/01/2031	195,000	209,589
5.00%, 07/01/2032	260,000	282,020
5.00%, 07/01/2033	350,000	382,535
Toledo-Lucas County Port Authority
3.30%, 05/15/2028	750,000	745,651
2.00%, 11/15/2031	670,000	617,736
4.00%, 11/15/2034 (Callable 11/15/2032)	1,100,000	1,128,824
		63,702,216
Oklahoma - 2.4%
Caddo County Educational Facilities Authority
4.63%, 09/01/2028 (Callable 08/01/2026)	250,000	250,351
5.00%, 09/01/2028	1,120,000	1,160,147
5.00%, 09/01/2029	845,000	884,863
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	1,695,000	1,695,000
Cleveland Educational Facilities Authority, 5.00%, 09/01/2032	310,000	335,197
Clinton Public Works Authority, 5.00%, 10/01/2033 (Callable 10/01/2032)	2,145,000	2,321,664
Creek County Educational Facilities Authority
3.63%, 09/01/2028	650,000	648,546
4.00%, 09/01/2030	835,000	832,953
Garfield County Educational Facilities Authority, 5.00%, 09/01/2027 (Callable 09/01/2026)	2,020,000	2,027,463
Grady County School Finance Authority
5.00%, 12/01/2026	1,015,000	1,021,836
5.00%, 12/01/2027 (Callable 12/01/2026)	1,065,000	1,073,086
3.00%, 12/01/2028 (Callable 12/01/2026)	250,000	249,542
5.00%, 12/01/2031 (Callable 12/01/2028)	910,000	944,314
Kay County Public Buildings Authority, 5.00%, 09/01/2029	520,000	546,127
Kingston Economic Development Authority
5.00%, 08/20/2026	235,000	235,535
5.00%, 08/20/2027	500,000	511,092
5.00%, 08/20/2028	625,000	650,205
Mannford Public Works Authority, 3.00%, 11/01/2036 (Callable 11/01/2028)	445,000	387,357

The accompanying notes are an integral part of these financial statements.

174

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
Mcintosh County Educational Facilities Authority, 5.00%, 09/01/2029	$430,000	$450,417
Murray County Educational Facilities Authority
5.00%, 09/01/2027	525,000	533,854
5.00%, 09/01/2028	550,000	566,457
5.00%, 09/01/2029	590,000	612,441
Muskogee County Public Safety Authority, 4.00%, 12/01/2027	1,000,000	1,010,544
Muskogee Industrial Trust, 5.00%, 09/01/2026	1,775,000	1,779,807
Oklahoma City Airport Trust, 5.00%, 07/01/2032 (Callable 07/01/2028)(b)	2,960,000	3,060,840
Oklahoma County Finance Authority
5.00%, 09/01/2027	2,170,000	2,201,867
5.00%, 09/01/2028	1,370,000	1,405,519
5.00%, 09/01/2028	340,000	350,891
5.00%, 09/01/2029	655,000	682,500
Oklahoma County Independent School District No 52 Midwest City-Del City, 4.00%, 07/01/2027	4,140,000	4,195,384
Oklahoma Housing Finance Agency
3.20%, 10/01/2042 (Callable 08/01/2026)(a)	1,265,000	1,265,288
5.00%, 03/01/2052 (Callable 03/01/2031)	1,265,000	1,308,073
6.00%, 03/01/2054 (Callable 09/01/2032)	2,225,000	2,428,535
6.50%, 09/01/2054 (Callable 09/01/2032)	1,510,000	1,679,065
6.50%, 09/01/2056 (Callable 03/01/2033)	6,070,000	6,871,879
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	2,020,000	2,005,606
Ottawa County Educational Facilities Authority
5.00%, 09/01/2029	175,000	182,241
5.00%, 09/01/2030	185,000	194,254
5.00%, 09/01/2031	190,000	200,991
Rogers County Educational Facilities Authority
5.00%, 09/01/2027	315,000	320,819
5.00%, 09/01/2028	530,000	547,538
5.00%, 09/01/2029	485,000	506,545
5.00%, 09/01/2030	575,000	606,948
Sallisaw Municipal Authority, 4.00%, 06/01/2028 (Callable 08/01/2026)	765,000	765,054
Tulsa County Independent School District No 9 Union, 2.00%, 04/01/2027	2,500,000	2,483,441

	Par	Value
Tulsa County Industrial Authority
5.00%, 09/01/2027	$305,000	$312,610
5.00%, 09/01/2028	350,000	367,191
5.00%, 09/01/2029	370,000	395,254
Tulsa Metropolitan Utility Authority, 0.05%, 04/01/2027	2,465,000	2,418,670
		57,485,801
Oregon - 0.9%
City of Redmond OR, 5.00%, 06/01/2031(b)	350,000	377,987
Clackamas County Fire District No 1, 4.00%, 06/01/2031 (Callable 06/01/2027)	2,705,000	2,729,891
Clackamas County School District No 7J Lake Oswego, 4.00%, 06/01/2033 (Callable 06/01/2027)	1,025,000	1,032,106
County of Clackamas OR, 3.00%, 06/01/2028 (Callable 07/22/2026)	405,000	405,000
Curry Health District, 5.00%, 01/01/2027	540,000	545,577
Oregon City School District No 62
0.00%, 06/15/2027(e)	500,000	487,441
0.00%, 06/15/2028(e)	400,000	379,344
0.00%, 06/15/2029(e)	400,000	367,715
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	2,865,000	2,900,794
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 07/22/2026)(c)	6,500,000	6,500,962
State of Oregon, 4.00%, 12/01/2048 (Callable 12/01/2026)	25,000	25,040
State of Oregon Housing & Community Services Department
3.88%, 01/01/2033 (Callable 08/01/2026)	225,000	225,031
4.50%, 01/01/2049 (Callable 07/01/2027)	1,745,000	1,749,514
4.50%, 07/01/2049 (Callable 07/01/2027)	175,000	175,191
Washington & Multnomah Counties School District No 48J Beaverton, 0.00%, 06/15/2029 (Callable 06/15/2027)(e)	950,000	857,615
Washington Clackamas & Yamhill Counties School District No 88J, 3.50%, 06/15/2027 (Callable 07/22/2026)	1,910,000	1,910,609
		20,669,817
Pennsylvania - 4.1%
Allegheny County Higher Education Building Authority, 5.00%, 10/15/2047 (Callable 10/15/2027)	210,000	216,400

The accompanying notes are an integral part of these financial statements.

175

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Allegheny County Hospital Development Authority, 3.37% (SIFMA Municipal Swap Index + 0.70%), 11/15/2047 (Callable 08/01/2026)	$375,000	$372,875
Bucks County Industrial Development Authority
5.00%, 07/01/2032 (Callable 07/01/2031)	2,225,000	2,366,656
5.00%, 07/01/2034 (Callable 07/01/2031)	1,400,000	1,480,566
Caernarvon Township Authority
4.00%, 09/01/2027 (Callable 08/01/2026)	130,000	130,076
4.00%, 09/01/2028 (Callable 08/01/2026)	165,000	165,085
4.00%, 09/01/2029 (Callable 08/01/2026)	170,000	170,068
4.00%, 09/01/2030 (Callable 08/01/2026)	175,000	175,047
Chester County Industrial Development Authority, 5.00%, 03/01/2027 (Callable 09/01/2026)	1,000,000	1,001,856
Chichester School District
5.00%, 09/15/2032 (Callable 03/15/2030)	2,185,000	2,338,265
5.00%, 09/15/2033 (Callable 03/15/2030)	1,865,000	1,990,062
City of DuBois PA, 3.00%, 05/01/2027 (Callable 08/01/2026)	2,565,000	2,554,442
City of Erie Higher Education Building Authority, 5.00%, 05/01/2027	225,000	227,612
City of Philadelphia PA Airport Revenue, 5.00%, 07/01/2031 (Callable 07/01/2027)(b)	1,520,000	1,549,083
City of Scranton PA
5.00%, 09/01/2026	420,000	420,876
5.00%, 09/01/2027	440,000	448,045
Commonwealth Financing Authority, 5.00%, 06/01/2032 (Callable 06/01/2028)	1,390,000	1,437,692
County of Adams PA, 4.00%, 09/15/2033 (Callable 09/15/2026)	225,000	225,365
County of Allegheny PA, 3.16% (SOFR + 0.55%), 11/01/2026 (Callable 08/01/2026)	530,000	529,983
County of Lackawanna PA, 4.00%, 09/01/2026	1,445,000	1,446,741
Cumberland County Municipal Authority
5.00%, 01/01/2029 (Callable 08/01/2026)	335,000	335,295

	Par	Value
5.00%, 01/01/2032 (Callable 08/01/2026)	$900,000	$900,687
Easton Area School District
4.00%, 04/01/2027	135,000	136,485
4.00%, 04/01/2027 (Callable 08/01/2026)	900,000	901,051
4.00%, 04/01/2028	25,000	25,365
5.00%, 04/01/2028 (Callable 08/01/2026)	705,000	706,257
5.00%, 04/01/2029 (Callable 08/01/2026)	1,020,000	1,021,712
5.00%, 02/01/2030 (Callable 02/01/2028)	40,000	41,037
4.00%, 04/01/2032 (Callable 10/01/2029)	105,000	105,087
4.00%, 04/01/2033 (Callable 10/01/2029)	165,000	164,235
Geisinger Authority
3.38%, 02/15/2033 (Callable 02/15/2027)	55,000	55,032
4.00%, 02/15/2034 (Callable 02/15/2027)	2,015,000	2,022,479
Lycoming County Authority, 3.88%, 11/01/2043 (Callable 05/01/2028)(a)	1,340,000	1,341,046
Mckeesport Area School District, 3.25%, 10/01/2030 (Callable 08/01/2026)	85,000	84,097
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2028	1,375,000	1,432,228
Newtown Township Sewer Authority, 4.00%, 09/01/2032 (Callable 09/01/2026)	450,000	450,309
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 03/01/2027 (Callable 08/01/2026)	635,000	635,397
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029(b)	3,000,000	3,158,121
5.00%, 12/31/2029 (Callable 08/01/2026)(b)	4,000,000	4,004,426
5.00%, 06/30/2030(b)	1,505,000	1,593,628
5.00%, 03/15/2060 (Callable 09/15/2031)(a)	5,050,000	5,477,685
Pennsylvania Higher Education Assistance Agency
5.00%, 06/01/2029(b)	725,000	756,807
5.00%, 06/01/2031(b)	1,700,000	1,808,880
5.00%, 06/01/2032(b)	1,400,000	1,496,491
Pennsylvania Housing Finance Agency
3.15%, 09/01/2028(a)	1,695,000	1,698,917
3.40%, 10/01/2032 (Callable 04/01/2027)(b)	5,420,000	5,384,562
3.90%, 10/01/2035 (Callable 08/01/2026)	1,520,000	1,522,953

The accompanying notes are an integral part of these financial statements.

176

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
4.00%, 10/01/2046 (Callable 07/22/2026)	$590,000	$589,643
4.25%, 10/01/2052 (Callable 04/01/2032)	710,000	721,067
6.25%, 10/01/2053 (Callable 04/01/2033)	3,425,000	3,691,976
6.25%, 10/01/2055 (Callable 04/01/2033)	1,100,000	1,239,461
Pennsylvania Turnpike Commission
5.00%, 12/01/2028	285,000	288,736
5.00%, 12/01/2032 (Callable 12/01/2027)	1,520,000	1,565,650
5.00%, 12/01/2045 (Callable 06/01/2032)(a)	6,500,000	7,210,406
Philadelphia Municipal Authority
3.75%, 01/15/2030 (Callable 08/01/2026)	100,000	100,052
5.00%, 04/01/2032 (Callable 04/01/2027)	2,000,000	2,025,539
Richland School District/PA, 3.55%, 11/15/2032 (Callable 08/01/2026)	55,000	55,017
Ridley School District, 4.00%, 10/15/2030	1,200,000	1,234,777
Scranton-Lackawanna Health and Welfare Authority
5.00%, 11/01/2026	450,000	452,577
5.00%, 11/01/2027	325,000	333,666
5.00%, 11/01/2028	400,000	417,663
5.00%, 11/01/2029	425,000	450,374
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00%, 12/15/2032 (Callable 12/15/2027)	1,020,000	1,044,082
5.00%, 12/15/2034 (Callable 12/15/2027)	1,000,000	1,021,747
State Public School Building Authority
5.00%, 10/01/2026	685,000	688,259
5.00%, 10/01/2027	645,000	662,109
0.00%, 05/15/2028(e)	2,075,000	1,957,476
5.00%, 10/01/2028	410,000	429,197
5.00%, 10/01/2029	380,000	403,898
5.00%, 10/01/2030	455,000	489,630
5.00%, 06/01/2031 (Callable 12/01/2026)	3,500,000	3,533,420
5.00%, 10/01/2031	655,000	712,885
5.00%, 10/01/2032	700,000	766,111
5.00%, 06/01/2033 (Callable 12/01/2026)	4,145,000	4,181,638
Uniontown Area School District/PA, 3.63%, 10/01/2032 (Callable 08/01/2026)	165,000	165,057
West Cornwall Township Municipal Authority, 3.00%, 11/15/2033	1,550,000	1,508,291

	Par	Value
Westmoreland County Industrial Development Authority/PA
4.00%, 07/01/2026	$725,000	$725,000
5.00%, 07/01/2029	1,555,000	1,610,853
Wilkes-Barre Area School District/PA, 5.00%, 08/01/2034 (Callable 02/01/2027)	1,300,000	1,313,267
		98,096,588
Rhode Island - 0.6%
Providence Public Building Authority
5.00%, 09/15/2026	3,230,000	3,242,534
5.00%, 09/15/2028	2,425,000	2,533,235
5.00%, 09/15/2030 (Callable 09/15/2029)	4,560,000	4,819,784
Rhode Island Health and Educational Building Corp.
5.00%, 07/01/2031	200,000	214,487
4.25%, 09/15/2031 (Callable 09/15/2027)	1,015,000	1,027,280
3.63%, 05/15/2032 (Callable 08/01/2026)	150,000	150,019
5.00%, 07/01/2032	250,000	269,767
Rhode Island Housing & Mortgage Finance Corp.
3.30%, 04/01/2028 (Callable 04/01/2027)	1,000,000	1,003,751
3.75%, 10/01/2049 (Callable 04/01/2029)	600,000	601,685
Tobacco Settlement Financing Corp./RI, 5.00%, 06/01/2027 (Callable 08/01/2026)	1,075,000	1,076,854
		14,939,396
South Carolina - 1.4%
City of Myrtle Beach SC, 5.00%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,005,178
College of Charleston, 3.63%, 04/01/2033 (Callable 08/01/2026)	60,000	59,999
County of Charleston SC, 3.25%, 11/01/2026 (Callable 08/01/2026)	350,000	350,081
Greenville Housing Authority/SC, 5.00%, 07/01/2027 (Callable 07/01/2026)(a)	1,162,000	1,162,000
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2027 (Callable 08/01/2026)	1,125,000	1,126,909
Lexington & Richland School District No 5/SC, 3.00%, 03/01/2028 (Callable 08/01/2026)	275,000	275,063
Medical University Hospital Authority
5.00%, 05/15/2031	325,000	354,607
5.00%, 11/15/2031	300,000	329,414
5.25%, 11/15/2032	350,000	393,760
5.25%, 05/15/2033 (Callable 11/15/2032)	800,000	898,913

The accompanying notes are an integral part of these financial statements.

177

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - (Continued)
5.25%, 11/15/2033 (Callable 11/15/2032)	$1,545,000	$1,732,208
Piedmont Municipal Power Agency
0.00%, 01/01/2029(e)	1,010,000	934,178
0.00%, 01/01/2029(e)	820,000	760,311
Richland County School District No 1/SC, 3.15%, 03/01/2027 (Callable 08/01/2026)	250,000	249,829
South Carolina Jobs-Economic Development Authority, 5.75%, 11/15/2029 (Callable 07/15/2026)	80,000	80,083
South Carolina Public Service Authority, 5.00%, 12/01/2032 (Callable 07/22/2026)	1,350,000	1,351,620
South Carolina State Housing Finance & Development Authority
5.00%, 12/01/2027 (Callable 12/01/2026)(a)	250,000	252,093
4.00%, 07/01/2047 (Callable 01/01/2027)	105,000	105,000
4.50%, 07/01/2048 (Callable 07/01/2027)	115,000	115,361
4.00%, 01/01/2050 (Callable 07/01/2028)	965,000	973,191
4.00%, 07/01/2050 (Callable 07/01/2029)	985,000	993,295
3.00%, 01/01/2052 (Callable 07/01/2030)	5,445,000	5,390,619
6.00%, 07/01/2056 (Callable 07/01/2034)	7,800,000	8,660,528
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2027(e)	1,835,000	1,754,078
0.00%, 10/01/2029(e)	1,835,000	1,624,066
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	1,280,000	1,425,462
		32,357,846
South Dakota - 0.6%
County of Lincoln SD
5.00%, 08/01/2027	200,000	202,514
5.00%, 08/01/2028	200,000	205,201
County of Turner SD
5.00%, 12/01/2027	455,000	469,562
5.00%, 12/01/2031	555,000	611,274
5.00%, 12/01/2032	580,000	646,357
South Dakota Board of Regents Housing & Auxiliary Facilities System
5.00%, 04/01/2031 (Callable 10/01/2027)	1,085,000	1,108,499
5.00%, 04/01/2034 (Callable 10/01/2027)	1,165,000	1,187,147

	Par	Value
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2027	$105,000	$104,897
3.00%, 09/01/2028	200,000	199,830
5.00%, 11/01/2051 (Callable 11/01/2031)(a)	3,220,000	3,508,942
South Dakota Housing Development Authority
6.25%, 05/01/2055 (Callable 05/01/2032)	2,410,000	2,591,161
6.00%, 11/01/2056	2,100,000	2,352,947
		13,188,331
Tennessee - 1.6%
Chattanooga Health Educational & Housing Facility Board, 5.00%, 08/01/2034 (Callable 08/01/2029)	1,520,000	1,591,212
City of Jackson TN
5.00%, 04/01/2027 (Callable 07/22/2026)	645,000	645,567
5.00%, 04/01/2029 (Callable 07/22/2026)	600,000	600,397
City of Morristown TN, 3.25%, 06/01/2033 (Callable 07/22/2026)	145,000	144,453
City of Sevierville TN, 5.00%, 06/01/2027	2,845,000	2,908,985
County of Robertson TN, 3.00%, 06/01/2028 (Callable 08/01/2026)	40,000	39,987
Dickson Health & Educational Facilities Board/TN, 3.00%, 04/01/2028 (Callable 04/01/2027)(a)	815,000	815,256
Johnson City Health & Educational Facilities Board, 0.00%, 07/01/2028(e)	75,000	69,903
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 4.00%, 10/01/2028	125,000	124,847
Metropolitan Government Nashville & Davidson County Industrial Development Board, 3.15%, 07/01/2044 (Callable 01/01/2029)(a)	2,425,000	2,433,893
Poplar Grove Utility District Waterworks Revenue, 3.00%, 04/01/2028 (Callable 08/01/2026)	370,000	370,017
Rutherford County Health & Educational Facilities Board, 5.00%, 11/15/2048 (Callable 11/15/2029)(a)	3,915,000	4,219,107
Shelby County Health Educational & Housing Facilities Board, 5.00%, 06/01/2031	4,985,000	5,404,845

The accompanying notes are an integral part of these financial statements.

178

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
State of Tennessee, 3.00%, 08/01/2027 (Callable 08/01/2026)	$500,000	$500,160
Tennergy Corp./TN
5.25%, 12/01/2026	700,000	704,460
5.50%, 12/01/2027	770,000	789,845
5.50%, 12/01/2028	1,000,000	1,040,969
5.50%, 12/01/2029	2,230,000	2,350,885
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	615,000	620,075
5.00%, 11/01/2032	100,000	106,409
5.00%, 12/01/2032	2,175,000	2,300,160
5.00%, 11/01/2033	2,230,000	2,378,039
5.00%, 11/01/2034 (Callable 08/01/2034)	4,450,000	4,755,101
Tennessee Housing Development Agency
3.85%, 07/01/2032 (Callable 07/22/2026)	685,000	685,164
4.00%, 01/01/2043 (Callable 07/01/2027)	165,000	165,222
6.25%, 01/01/2054 (Callable 07/01/2032)	1,450,000	1,559,143
		37,324,101
Texas - 18.0%
Abilene Convention Center Hotel Development Corp., 3.75%, 10/01/2031(c)	950,000	919,377
Alice Independent School District, 5.00%, 08/15/2027	790,000	811,972
Allen Independent School District, 4.00%, 02/15/2029 (Callable 02/15/2027)	2,035,000	2,050,302
Alvarado Independent School District/TX, 4.00%, 02/15/2052(a)	1,500,000	1,536,644
Andrews County Hospital District, 5.00%, 03/15/2029	225,000	228,953
Arcola Municipal Management District No 1, 6.50%, 11/01/2030	1,725,000	1,863,199
Argyle Independent School District
4.00%, 08/15/2057(a)	3,055,000	3,095,848
4.00%, 08/15/2057(a)	2,230,000	2,279,385
Arlington Higher Education Finance Corp.
5.00%, 02/15/2027	1,000,000	1,012,665
4.00%, 12/01/2031 (Callable 08/01/2026)	200,000	200,136
5.00%, 08/15/2032 (Callable 08/15/2029)	515,000	544,097
Austin Affordable Pfc, Inc., 5.00%, 11/01/2028 (Callable 11/01/2027)(a)	2,857,000	2,934,164

	Par	Value
Banquete Independent School District
5.00%, 08/01/2027	$250,000	$256,610
5.00%, 08/01/2028	210,000	220,764
Baybrook Municipal Utility District No 1, 6.75%, 05/01/2032 (Callable 05/01/2030)	1,925,000	2,175,540
Borden County Independent School District, 5.00%, 02/15/2030 (Callable 02/15/2028)	225,000	233,036
Brazoria County Municipal Utility District No 22, 6.50%, 09/01/2030	1,630,000	1,763,200
Brazoria County Municipal Utility District No 25, 3.00%, 09/01/2031 (Callable 08/01/2026)	195,000	189,424
Brazoria County Municipal Utility District No 55, 5.00%, 09/01/2030 (Callable 02/01/2030)	2,325,000	2,421,183
Brazoria County Municipal Utility District No 57
6.50%, 09/01/2030	1,450,000	1,580,798
6.13%, 09/01/2032 (Callable 09/01/2030)	435,000	483,353
Brazos County Municipal Utility District No 1
5.00%, 09/01/2028	255,000	266,002
5.00%, 09/01/2030	215,000	231,012
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2027(b)	500,000	505,104
5.00%, 04/01/2028(b)	1,000,000	1,024,526
5.00%, 04/01/2030(b)	1,160,000	1,212,810
Bryan Independent School District, 3.25%, 02/15/2033 (Callable 02/15/2027)	50,000	50,046
Bullard Independent School District, 4.00%, 02/15/2051(a)	3,010,000	3,080,361
Calallen Independent School District, 3.25%, 02/15/2033 (Callable 08/01/2026)	450,000	437,642
Central Texas Turnpike System
0.00%, 08/15/2026(e)	9,060,000	9,025,702
5.00%, 08/15/2042 (Callable 05/15/2030)(a)	9,670,000	10,323,392
Chambers County Municipal Utility District No 1, 3.50%, 09/01/2031 (Callable 08/01/2026)	400,000	399,985
Charlotte Independent School District, 5.00%, 08/01/2028	245,000	257,558
Chisum Independent School District, 5.00%, 08/15/2027	325,000	333,930
City of Allen TX
5.00%, 08/15/2027	300,000	308,007
5.00%, 08/15/2028	500,000	525,065
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2028	200,000	209,832
5.00%, 09/01/2029	495,000	529,012

The accompanying notes are an integral part of these financial statements.

179

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
City of Celina TX
5.00%, 09/01/2028	$447,000	$464,565
5.00%, 09/01/2029	313,000	330,024
5.00%, 09/01/2030	491,000	523,795
City of Dallas Housing Finance Corp.
3.35%, 10/01/2029 (Callable 10/01/2028)(a)	525,000	530,001
3.05%, 08/01/2030(a)	1,830,000	1,833,533
5.00%, 07/01/2042 (Callable 01/01/2027)(a)	2,200,000	2,223,068
City of Dallas TX Waterworks & Sewer System Revenue, 4.00%, 10/01/2033 (Callable 08/02/2026)	70,000	70,018
City of Godley TX
5.00%, 08/15/2032	610,000	671,262
5.00%, 08/15/2033	1,000,000	1,109,398
City of Hallsville TX, 3.50%, 08/15/2030 (Callable 08/01/2026)	300,000	289,726
City of Houston TX Hotel Occupancy Tax & Special Revenue, 0.00%, 09/01/2027(e)	2,280,000	2,202,411
City of Jourdanton TX, 3.50%, 02/01/2032 (Callable 08/01/2026)	295,000	293,457
City of Kyle TX
5.00%, 08/15/2032	240,000	265,637
5.00%, 08/15/2033	300,000	335,223
City of Lindsay TX, 4.50%, 02/15/2033 (Callable 08/01/2026)	65,000	65,021
City of Odessa TX, 4.00%, 03/01/2032 (Callable 03/01/2028)	765,000	768,890
City of San Antonio TX Electric & Gas Systems Revenue
2.90%, 02/01/2055(a)	3,515,000	3,493,093
3.08%, 02/01/2055(a)	4,000,000	4,001,084
City of Sulphur Springs TX, 3.25%, 07/01/2031 (Callable 08/01/2026)	200,000	197,842
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026	1,010,000	1,011,898
5.00%, 02/15/2030	1,000,000	1,066,648
4.00%, 08/15/2030 (Callable 08/15/2029)	1,000,000	1,028,011
5.00%, 08/15/2035 (Callable 08/15/2026)	1,200,000	1,202,181
4.00%, 02/15/2055(a)	7,225,000	7,472,771
Collin County Municipal Utility District No 2
7.00%, 09/01/2029	1,995,000	2,133,752
4.50%, 09/01/2030	4,450,000	4,581,524

	Par	Value
Collin County Water Control & Improvement District No 3, 7.00%, 09/15/2030	$1,230,000	$1,341,034
Colony Municipal Utility District No 1A
7.00%, 08/15/2027	280,000	291,341
7.00%, 08/15/2028	295,000	319,861
Comal County Water Control & Improvement District No 6, 4.00%, 03/01/2027	555,000	558,133
Cool Water Municipal Utility District, 7.00%, 08/15/2029	1,325,000	1,415,364
County of Caldwell TX, 3.75%, 02/01/2032 (Callable 08/01/2026)	655,000	655,114
County of Comal TX, 3.25%, 02/01/2032 (Callable 08/01/2026)	50,000	50,005
County of Denton TX
3.13%, 07/15/2029 (Callable 08/01/2026)	25,000	25,005
3.50%, 07/15/2031 (Callable 08/01/2026)	25,000	25,008
County of Wise TX, 5.00%, 08/15/2026	850,000	851,131
Cypress Hill Municipal Utility District No 1, 3.00%, 09/01/2032 (Callable 08/01/2026)	25,000	24,001
Cypress-Fairbanks Independent School District, 3.00%, 02/15/2028 (Callable 08/01/2026)	385,000	385,090
Dallas Fort Worth International Airport, 5.00%, 11/01/2050 (Callable 08/01/2032)(a)(b)	6,900,000	7,519,000
Dallas Independent School District
5.00%, 02/15/2055(a)	5,000,000	5,430,630
5.00%, 02/15/2055(a)	3,390,000	3,570,067
Decatur Hospital Authority, 5.75%, 09/01/2029	700,000	730,876
Decatur Independent School District, 4.00%, 08/15/2027 (Callable 08/15/2026)	500,000	500,755
Denton Independent School District, 4.00%, 08/15/2055(a)	3,030,000	3,096,474
Duncanville Independent School District/TX, 5.00%, 02/15/2027 (Callable 08/01/2026)	220,000	220,383
Eagle Mountain & Saginaw Independent School District
4.00%, 08/01/2050(a)	1,975,000	2,000,527
4.00%, 08/01/2050(a)	25,000	25,378
EP Cimarron Ventanas PFC
5.00%, 12/01/2026	395,000	397,714
5.00%, 06/01/2027	400,000	406,706
5.00%, 06/01/2028	425,000	438,268
5.00%, 06/01/2029	445,000	463,480
5.00%, 12/01/2029	230,000	240,369
EP The Arthur Public Facility Corp., 5.00%, 01/01/2033	1,805,000	1,913,459

The accompanying notes are an integral part of these financial statements.

180

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Ferris Independent School District, 4.00%, 08/15/2032 (Callable 08/15/2026)	$660,000	$660,922
Fort Bend County Levee Improvement District No 15
3.38%, 09/01/2031 (Callable 08/01/2026)	360,000	357,972
3.50%, 09/01/2032 (Callable 08/01/2026)	370,000	368,991
Fort Bend County Levee Improvement District No 6, 2.00%, 03/01/2030 (Callable 03/01/2027)	270,000	252,232
Fort Bend County Municipal Utility District No 118, 3.25%, 09/01/2031 (Callable 08/01/2026)	220,000	218,912
Fort Bend County Municipal Utility District No 123, 3.00%, 09/01/2029 (Callable 08/01/2026)	220,000	218,656
Fort Bend County Municipal Utility District No 132, 6.75%, 09/01/2029	680,000	719,697
Fort Bend County Municipal Utility District No 134D
5.75%, 09/01/2030	4,325,000	4,577,749
6.25%, 09/01/2030	2,705,000	2,895,701
Fort Bend County Municipal Utility District No 142, 2.00%, 09/01/2034 (Callable 09/01/2026)	235,000	199,716
Fort Bend County Municipal Utility District No 146
3.00%, 09/01/2028 (Callable 08/01/2026)	260,000	259,497
3.00%, 09/01/2028 (Callable 08/01/2026)	215,000	214,584
Fort Bend County Municipal Utility District No 165
3.25%, 09/01/2030 (Callable 08/01/2026)	230,000	228,309
3.25%, 09/01/2031 (Callable 08/01/2026)	230,000	227,357
Fort Bend County Municipal Utility District No 173, 3.25%, 09/01/2030 (Callable 08/01/2026)	180,000	172,775
Fort Bend County Municipal Utility District No 176, 6.50%, 09/01/2030	1,160,000	1,247,599
Fort Bend County Municipal Utility District No 182, 5.00%, 09/01/2030	3,380,000	3,523,745
Fort Bend County Municipal Utility District No 184
5.00%, 04/01/2027	170,000	172,573
5.00%, 04/01/2028	180,000	186,406
4.75%, 04/01/2029	1,105,000	1,138,040
5.00%, 04/01/2030	395,000	422,141

	Par	Value
Fort Bend County Municipal Utility District No 194, 3.75%, 09/01/2030 (Callable 08/01/2026)	$165,000	$163,611
Fort Bend County Municipal Utility District No 215, 6.50%, 09/01/2030	1,720,000	1,851,160
Fort Bend County Municipal Utility District No 222
6.50%, 07/01/2030	1,560,000	1,660,529
5.00%, 07/01/2033 (Callable 07/01/2031)	190,000	204,592
Fort Bend County Municipal Utility District No 229, 6.50%, 09/01/2031	1,395,000	1,523,607
Fort Bend County Municipal Utility District No 5
3.63%, 09/01/2031 (Callable 08/01/2026)	195,000	187,986
3.75%, 09/01/2032 (Callable 08/01/2026)	205,000	197,115
3.75%, 09/01/2033 (Callable 08/01/2026)	210,000	200,397
Fort Bend Independent School District
4.00%, 08/01/2054(a)	5,030,000	5,098,787
3.13%, 08/01/2056(a)	5,000,000	5,023,132
Frenship Independent School District
5.00%, 02/15/2029	400,000	424,802
5.00%, 02/15/2030	300,000	324,168
Frisco Independent School District, 0.00%, 08/15/2029(e)	105,000	95,246
Frisco West Water Control & Improvement District of Denton County
3.00%, 09/01/2028 (Callable 08/01/2026)	455,000	452,139
3.13%, 09/01/2029 (Callable 08/01/2026)	180,000	178,502
Fulshear Municipal Utility District No 3A
5.50%, 09/01/2030	2,570,000	2,704,354
5.50%, 09/01/2030	1,550,000	1,630,934
FW Chaparral PFC, 5.00%, 10/01/2035 (Callable 10/01/2032)	1,500,000	1,590,667
Galena Park Independent School District, 0.00%, 08/15/2026(e)	1,000,000	996,311
Galveston County Municipal Utility District No 43, 3.00%, 09/01/2029 (Callable 08/01/2026)	255,000	251,929
Galveston County Municipal Utility District No 46, 3.38%, 09/01/2030 (Callable 08/01/2026)	270,000	269,997
Generation Park Management District, 6.00%, 09/01/2030	5,585,000	5,961,640
Godley Independent School District
5.00%, 02/15/2027	485,000	491,624
5.00%, 02/15/2028	415,000	432,018
5.00%, 02/15/2029	515,000	545,586
5.00%, 02/15/2030	605,000	652,653

The accompanying notes are an integral part of these financial statements.

181

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Grand Prairie Independent School District, 3.25%, 02/15/2031 (Callable 08/01/2026)	$250,000	$250,045
Grapevine-Colleyville Independent School District, 4.00%, 08/15/2032 (Callable 08/15/2027)	1,250,000	1,262,789
Greater Texoma Utility Authority, 5.00%, 10/01/2036 (Callable 10/01/2032)	1,685,000	1,823,206
Greenwood Independent School District
5.00%, 02/15/2027	320,000	324,490
5.00%, 02/15/2030	370,000	398,480
Harris County Cultural Education Facilities Finance Corp., 5.00%, 05/15/2050 (Callable 05/15/2030)(a)	9,500,000	10,294,295
Harris County Health Facilities Development Corp., 5.75%, 07/01/2027	460,000	474,666
Harris County Municipal Utility District No 16, 3.13%, 03/01/2029 (Callable 08/01/2026)	330,000	329,134
Harris County Municipal Utility District No 165, 5.00%, 03/01/2030	1,945,000	2,028,336
Harris County Municipal Utility District No 171, 5.00%, 12/01/2030	4,875,000	5,089,097
Harris County Municipal Utility District No 239, 3.00%, 03/01/2030 (Callable 08/01/2026)	240,000	236,645
Harris County Municipal Utility District No 26, 3.13%, 04/01/2031 (Callable 08/01/2026)	240,000	237,421
Harris County Municipal Utility District No 261, 3.25%, 03/01/2032 (Callable 08/01/2026)	265,000	261,256
Harris County Municipal Utility District No 290, 3.00%, 09/01/2027 (Callable 08/01/2026)	375,000	374,479
Harris County Municipal Utility District No 389, 3.00%, 09/01/2028 (Callable 08/01/2026)	275,000	273,271
Harris County Municipal Utility District No 391, 3.00%, 09/01/2032 (Callable 08/01/2026)	220,000	214,429
Harris County Municipal Utility District No 421, 5.50%, 09/01/2034 (Callable 09/01/2031)	150,000	164,048
Harris County Municipal Utility District No 422
4.50%, 09/01/2030	1,500,000	1,542,649
4.50%, 09/01/2030	875,000	899,879
Harris County Municipal Utility District No 433, 3.13%, 09/01/2031 (Callable 08/01/2026)	210,000	204,311

	Par	Value
Harris County Municipal Utility District No 489, 5.00%, 09/01/2031	$1,500,000	$1,572,082
Harris County Municipal Utility District No 5, 3.00%, 09/01/2027 (Callable 08/01/2026)	315,000	314,563
Harris County Municipal Utility District No 531, 3.63%, 09/01/2032 (Callable 08/01/2026)	165,000	157,810
Harris County Municipal Utility District No 55, 5.00%, 02/01/2030	3,725,000	3,876,915
Harris County Municipal Utility District No 65, 3.13%, 03/01/2032 (Callable 08/01/2026)	250,000	243,717
Harris County Municipal Utility District No 71, 3.25%, 03/01/2029 (Callable 08/01/2026)	550,000	549,982
Harrisburg Redevelopment Authority/TX
5.00%, 09/01/2026	280,000	280,805
5.00%, 09/01/2027	375,000	383,304
5.00%, 09/01/2028	400,000	418,631
5.00%, 09/01/2029	400,000	425,232
5.00%, 09/01/2030	400,000	431,245
5.00%, 09/01/2031	300,000	327,255
5.00%, 09/01/2032	225,000	247,834
Harris-Waller Counties Municipal Utility District No 4, 6.63%, 11/01/2030	1,410,000	1,549,140
Hays County Water Control & Improvement District No 2
3.10%, 09/01/2029 (Callable 08/01/2026)	250,000	249,967
3.20%, 09/01/2030 (Callable 08/01/2026)	365,000	361,613
Hunt Memorial Hospital District Charitable Health
5.00%, 02/15/2034 (Callable 02/15/2030)	640,000	647,224
4.38%, 02/15/2036	2,000,000	1,944,480
Industrial Independent School District/TX, 3.00%, 08/15/2031 (Callable 08/15/2026)	120,000	117,408
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029)(a)	3,775,000	3,952,836
Kaufman County Municipal Utility District No 3, 6.50%, 03/01/2030	2,685,000	2,885,875
Kelly Lane Water Control & Improvement District No 1, 3.25%, 09/01/2032 (Callable 08/01/2026)	295,000	288,356
Kendall County Water Control & Improvement District No 2A, 7.00%, 09/01/2030	1,135,000	1,235,627

The accompanying notes are an integral part of these financial statements.

182

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Kingsville Independent School District/TX, 4.00%, 02/15/2030 (Callable 08/01/2026)	$1,020,000	$1,021,682
Klein Independent School District, 3.00%, 02/01/2033 (Callable 02/01/2030)	1,905,000	1,864,350
La Vega Independent School District, 5.00%, 02/15/2027	170,000	172,417
Lake Dallas Independent School District, 0.00%, 08/15/2026(e)	1,000,000	996,445
Lakehaven Municipal Utility District
6.50%, 09/01/2032 (Callable 09/01/2031)	180,000	207,150
6.50%, 09/01/2033 (Callable 09/01/2031)	190,000	217,833
6.50%, 09/01/2034 (Callable 09/01/2031)	200,000	228,443
Lakes Fresh Water Supply District of Denton County
6.00%, 09/01/2026	505,000	507,357
6.50%, 09/01/2026	300,000	301,646
6.00%, 09/01/2027	645,000	667,972
6.50%, 09/01/2027	300,000	312,393
Las Varas Public Facility Corp., 3.35%, 11/01/2044 (Callable 02/01/2029)(a)	2,500,000	2,487,567
Leander Independent School District
0.00%, 08/15/2028(e)	900,000	845,916
0.00%, 08/15/2028(e)	450,000	423,578
0.00%, 08/15/2029(e)	550,000	501,062
0.00%, 08/15/2029(e)	500,000	454,531
0.00%, 08/16/2029 (Callable 08/01/2026)(e)	150,000	134,929
Leander Municipal Utility District No 2, 6.50%, 08/15/2030	1,215,000	1,324,743
Legacy Denton Public Facility Corp., 3.15%, 11/01/2043 (Callable 05/01/2028)(a)	3,015,000	3,021,775
Liberty Independent School District, 3.25%, 02/15/2031 (Callable 08/01/2026)	150,000	150,019
Llano Independent School District, 5.00%, 02/15/2027	1,400,000	1,420,341
Love Field Airport Modernization Corp., 5.00%, 11/01/2034 (Callable 08/01/2026)(b)	3,775,000	3,784,687
Lower Colorado River Authority, 3.50%, 05/15/2032 (Callable 08/01/2026)	125,000	125,024
Lubbock-Cooper Independent School District
5.00%, 02/15/2027	140,000	141,947
5.00%, 02/15/2028	150,000	156,151
5.00%, 02/15/2030	155,000	167,042
Manor Independent School District, 5.00%, 08/01/2027	1,015,000	1,041,650

	Par	Value
Meyer Ranch Municipal Utility District, 6.75%, 08/15/2028	$830,000	$867,944
Midlothian Municipal Management District No 2, 6.50%, 09/01/2032 (Callable 11/01/2031)	250,000	289,484
Mission Economic Development Corp., 4.25%, 06/01/2048 (Callable 04/02/2027)(a)(b)	2,000,000	2,017,023
Mission Redevelopment Authority
5.00%, 09/01/2030	235,000	250,977
5.00%, 09/01/2031	230,000	248,020
Montgomery County Municipal Utility District No 112
3.13%, 10/01/2028 (Callable 08/01/2026)	340,000	338,604
3.38%, 10/01/2030 (Callable 08/01/2026)	190,000	189,443
Montgomery County Municipal Utility District No 121, 6.00%, 09/01/2030	1,175,000	1,239,158
Montgomery County Municipal Utility District No 138, 5.00%, 03/01/2031	1,505,000	1,579,360
Montgomery County Municipal Utility District No 140
6.00%, 03/01/2029	150,000	161,611
6.50%, 03/01/2032	1,425,000	1,593,241
Montgomery County Municipal Utility District No 15, 2.00%, 03/01/2033 (Callable 03/01/2029)	490,000	434,923
Montgomery County Municipal Utility District No 163
6.50%, 11/01/2030	1,130,000	1,209,457
6.50%, 11/01/2030 (Callable 11/01/2029)	265,000	290,252
6.50%, 11/01/2031 (Callable 11/01/2029)	280,000	306,241
Montgomery County Municipal Utility District No 165, 6.25%, 09/01/2030	1,275,000	1,363,979
Montgomery County Municipal Utility District No 186, 7.00%, 12/01/2029	915,000	985,493
Montgomery County Municipal Utility District No 191, 6.50%, 09/01/2030	1,780,000	1,913,713
Montgomery County Municipal Utility District No 95, 3.00%, 09/01/2030 (Callable 08/01/2026)	200,000	196,604
New Caney Independent School District, 4.00%, 02/15/2050(a)	2,710,000	2,747,739
New Hope Cultural Education Facilities Finance Corp., 5.25%, 10/01/2030 (Callable 10/01/2026)	3,000,000	2,985,850

The accompanying notes are an integral part of these financial statements.

183

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Newark Higher Education Finance Corp., 5.00%, 08/15/2028 (Callable 08/01/2026)	$705,000	$706,288
North Central Texas Housing Finance Corp., 5.25%, 07/01/2057 (Callable 01/01/2035)	2,000,000	2,149,290
North Texas Higher Education Authority, Inc.
5.00%, 06/01/2027(b)	250,000	253,699
5.00%, 06/01/2028(b)	1,100,000	1,133,989
5.00%, 06/01/2029(b)	1,450,000	1,504,219
5.00%, 06/01/2032(b)	1,250,000	1,317,799
4.13%, 06/01/2045 (Callable 06/01/2031)(b)	1,585,000	1,548,961
North Texas Tollway Authority, 0.00%, 01/01/2029(e)	8,340,000	7,769,204
Northlake Municipal Management District No 1
6.75%, 03/01/2027	545,000	558,168
6.63%, 03/01/2031	1,385,000	1,514,686
Northside Independent School District
5.00%, 08/01/2027	500,000	514,034
2.00%, 06/01/2052(a)	4,240,000	4,207,480
Northwest Harris County Municipal Utility District No 12, 3.00%, 03/01/2029 (Callable 08/01/2026)	245,000	242,777
Oakmont Public Utility District
3.13%, 03/01/2028 (Callable 08/01/2026)	310,000	310,027
3.25%, 03/01/2029 (Callable 08/01/2026)	325,000	324,107
Paloma Lake Municipal Utility District No 2, 3.63%, 09/01/2033 (Callable 08/01/2026)	255,000	248,401
Panola College Foundation, 3.38%, 02/15/2032 (Callable 08/01/2026)	85,000	85,018
Paseo del Este Municipal Utility District No 8
3.63%, 08/15/2030 (Callable 08/15/2027)	160,000	157,993
3.75%, 08/15/2031 (Callable 08/15/2027)	165,000	162,866
Port Authority of Houston of Harris County Texas, 5.00%, 10/01/2032 (Callable 10/01/2028)(b)	1,000,000	1,040,907
Port Freeport TX
5.00%, 06/01/2032 (Callable 06/01/2029)(b)	775,000	805,111
5.00%, 06/01/2033 (Callable 06/01/2029)(b)	500,000	518,358
Port Neches-Groves Independent School District/TX, 3.00%, 02/15/2029 (Callable 08/01/2026)	200,000	199,998

	Par	Value
Post Wood Municipal Utility District/TX, 3.25%, 03/01/2032 (Callable 08/01/2026)	$300,000	$298,966
Prosper Independent School District, 4.00%, 02/15/2050(a)	1,335,000	1,336,768
PSC/TX, 3.75%, 12/01/2040	5,275,000	5,283,323
Redbird Ranch Water Control & Improvement District No 2, 6.25%, 09/01/2030	1,210,000	1,293,807
Remington Municipal Utility District No 1
3.00%, 09/01/2029 (Callable 08/01/2026)	250,000	249,219
3.00%, 09/01/2030 (Callable 08/01/2026)	1,440,000	1,437,134
Reunion Ranch Water Control & Improvement District
3.75%, 08/15/2030 (Callable 08/01/2026)	155,000	151,715
4.00%, 08/15/2033 (Callable 08/01/2026)	175,000	174,875
Rio Hondo Independent School District
5.00%, 02/15/2029	575,000	607,652
5.00%, 02/15/2030	440,000	473,081
Robert Lee Independent School District
5.00%, 02/15/2027	220,000	222,923
5.00%, 02/15/2028	335,000	346,029
5.00%, 02/15/2029 (Callable 08/15/2028)	230,000	239,567
5.00%, 02/15/2030 (Callable 08/15/2028)	140,000	145,649
Rolling Fork Public Utility District/TX, 3.00%, 10/01/2031 (Callable 08/01/2026)	200,000	197,189
Round Rock Independent School District, 5.00%, 08/01/2046(a)	2,165,000	2,364,148
San Antonio Housing Trust Public Facility Corp.
3.45%, 07/01/2029(a)	975,000	980,509
4.00%, 07/01/2045 (Callable 08/01/2027)(a)	3,000,000	3,048,786
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050(a)	2,715,000	2,774,467
San Patricio Municipal Water District, 3.00%, 07/10/2028 (Callable 08/01/2026)	465,000	465,114
Santa Fe Independent School District/TX, 4.00%, 02/15/2033 (Callable 08/01/2026)	285,000	285,092
Sheldon Independent School District, 3.13%, 02/15/2032 (Callable 08/01/2026)	830,000	820,967
Sienna Municipal Utility District No 4, 2.00%, 09/01/2028 (Callable 08/01/2026)	315,000	304,336
Sienna Municipal Utility District No 6
5.50%, 09/01/2027	375,000	385,959

The accompanying notes are an integral part of these financial statements.

184

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.50%, 09/01/2028	$390,000	$410,890
6.50%, 09/01/2029	1,065,000	1,129,030
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028(a)	3,500,000	3,529,032
Sonterra Municipal Utility District, 3.00%, 08/15/2031 (Callable 08/01/2026)	215,000	212,179
Southeast Regional Management District
5.00%, 04/01/2028	225,000	233,007
5.00%, 04/01/2029	170,000	179,074
Spring Independent School District, 5.00%, 08/15/2030	4,000,000	4,337,299
State of Texas, 4.00%, 08/01/2028 (Callable 08/01/2026)(b)	1,035,000	1,035,715
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	2,345,000	2,347,706
Sunfield Municipal Utility District No 4, 6.50%, 09/01/2028	155,000	167,143
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2026	700,000	703,342
5.00%, 11/15/2028 (Callable 11/15/2027)	1,110,000	1,131,047
5.00%, 11/15/2029 (Callable 11/15/2027)	1,855,000	1,888,332
5.00%, 07/01/2053 (Callable 01/01/2032)(a)	5,815,000	6,384,166
5.00%, 11/15/2064 (Callable 11/15/2028)(a)	4,000,000	4,261,312
Tarrant County Housing Finance Corp., 5.00%, 09/01/2028 (Callable 09/01/2027)(a)	1,000,000	1,024,056
Texas Department of Housing & Community Affairs
4.75%, 03/01/2049 (Callable 09/01/2027)	380,000	382,681
5.50%, 09/01/2052 (Callable 03/01/2032)	2,560,000	2,721,038
5.75%, 07/01/2054 (Callable 01/01/2033)	3,925,000	4,259,154
6.25%, 01/01/2056 (Callable 07/01/2033)	5,000,000	5,582,808
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	6,250,000	6,418,952
5.00%, 12/15/2030	3,100,000	3,264,349
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2029)(a)	8,745,000	9,263,871
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 04/01/2029	800,000	829,226
5.00%, 04/01/2030	800,000	833,857

	Par	Value
5.00%, 04/01/2031	$1,300,000	$1,362,714
5.00%, 04/01/2032	2,600,000	2,734,779
Texas Municipal Gas Acquisition and Supply Corp. I, 4.08% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 07/01/2026)	8,300,000	8,302,998
Texas State Affordable Housing Corp.
4.25%, 03/01/2049 (Callable 03/01/2029)	245,000	246,586
6.00%, 09/01/2054 (Callable 03/01/2034)	445,000	486,199
Texas Water Development Board, 4.00%, 10/15/2033 (Callable 08/01/2026)	75,000	75,025
Travis County Housing Finance Corp., 4.13%, 06/01/2045 (Callable 07/22/2026)(a)	4,750,000	4,760,313
Travis County Municipal Utility District No 13, 3.00%, 08/15/2032 (Callable 08/01/2026)	300,000	284,156
Travis County Municipal Utility District No 15, 3.00%, 09/01/2032 (Callable 08/01/2026)	200,000	193,280
Travis County Municipal Utility District No 18
3.63%, 09/01/2030 (Callable 08/01/2026)	175,000	171,123
3.75%, 09/01/2032 (Callable 08/01/2026)	175,000	170,267
4.00%, 09/01/2033 (Callable 08/01/2026)	245,000	244,748
Travis County Municipal Utility District No 2, 3.25%, 09/01/2030 (Callable 08/01/2026)	275,000	272,978
Uptown Municipal Utility District No 1, 6.50%, 09/01/2032 (Callable 03/01/2032)	1,295,000	1,448,221
Viridian Municipal Management District
4.00%, 12/01/2026 (Callable 08/01/2026)	340,000	340,221
5.00%, 12/01/2027	250,000	257,114
5.00%, 12/01/2028	250,000	261,905
5.00%, 12/01/2028	200,000	209,524
Waller Consolidated Independent School District, 6.00%, 02/15/2027	2,680,000	2,734,853
Waller County Municipal Utility District No 19, 6.63%, 09/01/2030	1,345,000	1,449,802
Waller County Municipal Utility District No 37
6.50%, 09/01/2030	1,430,000	1,538,916
7.25%, 09/01/2030	490,000	535,089
West Ranch Management District, 3.00%, 09/01/2028 (Callable 08/01/2026)	240,000	239,985

The accompanying notes are an integral part of these financial statements.

185

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Westwood Shores Municipal Utility District
8.00%, 05/01/2032 (Callable 11/01/2031)	$90,000	$108,776
8.00%, 05/01/2033 (Callable 11/01/2031)	100,000	120,987
Williamson County Municipal Utility District No 29, 6.50%, 10/01/2033 (Callable 10/01/2030)	335,000	377,283
Williamson County Municipal Utility District No 31, 6.00%, 08/15/2028	795,000	823,589
Williamson-Liberty Hill Municipal Utility District, 6.00%, 09/01/2032 (Callable 09/01/2028)	1,100,000	1,165,117
Willow Creek Farms Municipal Utility District
3.50%, 09/01/2032 (Callable 08/01/2026)	95,000	95,008
6.50%, 03/01/2033 (Callable 03/01/2032)	340,000	396,904
Wink-Loving Independent School District
5.00%, 02/15/2030 (Callable 02/15/2028)	1,000,000	1,035,781
5.00%, 02/15/2031 (Callable 02/15/2028)	1,000,000	1,035,080
5.00%, 02/15/2032 (Callable 02/15/2027)	3,235,000	3,278,905
5.00%, 02/15/2033 (Callable 02/15/2027)	4,555,000	4,619,137
Wood Trace Municipal Utility District No 1
3.50%, 09/01/2032 (Callable 08/01/2026)	150,000	142,923
3.63%, 09/01/2033 (Callable 08/01/2026)	150,000	143,065
		426,343,567
Utah - 0.6%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027)(b)	1,600,000	1,630,839
5.00%, 07/01/2032 (Callable 07/01/2027)(b)	2,000,000	2,035,998
City of West Valley City UT Sales Tax Revenue, 0.00%, 07/15/2035(e)	2,765,000	1,698,922
Davis School District, 3.38%, 06/01/2032 (Callable 08/01/2026)	120,000	119,999
Utah Charter School Finance Authority
5.00%, 04/15/2029	100,000	104,667
3.63%, 06/15/2029 (Callable 06/15/2027)(c)	580,000	571,305

	Par	Value
5.00%, 04/15/2030	$100,000	$105,933
5.00%, 04/15/2031	100,000	107,150
5.00%, 04/15/2032	150,000	162,148
5.00%, 04/15/2033	155,000	168,845
5.00%, 04/15/2034	140,000	153,082
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 08/01/2026)	545,000	545,000
3.18%, 07/01/2045 (Callable 02/01/2028)(a)	1,000,000	1,003,458
6.00%, 07/01/2053 (Callable 01/01/2032)	2,775,000	2,964,364
6.25%, 07/01/2055 (Callable 01/01/2033)	2,940,000	3,259,527
		14,631,237
Vermont - 0.1%
University of Vermont and State Agricultural College, 5.00%, 10/01/2034 (Callable 10/01/2029)	450,000	477,738
Vermont Housing Finance Agency
4.00%, 11/01/2048 (Callable 05/01/2027)	110,000	110,028
4.00%, 11/01/2049 (Callable 05/01/2028)	880,000	890,299
3.75%, 11/01/2050 (Callable 05/01/2029)	455,000	456,305
		1,934,370
Virginia - 1.3%
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	1,110,000	1,097,039
County of Loudoun VA, 3.25%, 12/01/2032 (Callable 08/01/2026)	1,780,000	1,780,096
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027)(a)	6,720,000	6,854,505
Harrisonburg Redevelopment & Housing Authority, 4.00%, 12/01/2028 (Callable 12/01/2026)(a)	1,675,000	1,682,142
Henrico County Economic Development Authority, 3.00%, 10/01/2029 (Callable 10/01/2026)	515,000	509,684
Richmond Redevelopment & Housing Authority, 3.45%, 09/01/2046 (Callable 09/01/2027)(a)	2,070,000	2,083,841
Salem Economic Development Authority, 5.00%, 04/01/2028	350,000	358,878
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,540,000	1,544,437

The accompanying notes are an integral part of these financial statements.

186

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Virginia - (Continued)
Virginia Commonwealth Transportation Board, 5.00%, 05/15/2030 (Callable 11/15/2027)	$1,355,000	$1,397,527
Virginia Housing Development Authority
3.30%, 08/01/2028 (Callable 07/22/2026)	300,000	300,068
3.25%, 03/01/2029 (Callable 07/22/2026)	550,000	550,083
3.25%, 09/01/2029 (Callable 09/01/2026)	1,750,000	1,750,947
1.80%, 05/01/2033 (Callable 05/01/2030)	415,000	354,982
Virginia Public Building Authority
5.00%, 08/01/2029	2,430,000	2,606,136
5.00%, 08/01/2029 (Callable 08/01/2026)(b)	3,925,000	3,931,882
Virginia Resources Authority, 3.13%, 11/01/2030 (Callable 08/01/2026)	120,000	120,012
Virginia Small Business Financing Authority
5.00%, 01/01/2028 (Callable 07/01/2027)	1,190,000	1,226,637
5.00%, 10/01/2031	1,050,000	1,128,010
5.00%, 01/01/2033 (Callable 07/01/2027)	1,000,000	1,046,619
5.00%, 01/01/2035 (Callable 07/01/2027)	25,000	26,129
		30,349,654
Washington - 2.2%
Central Puget Sound Regional Transit Authority, 4.75%, 02/01/2028 (Callable 08/01/2026)	130,000	131,284
City of Port Townsend WA
4.00%, 12/01/2032 (Callable 07/22/2026)	720,000	720,273
4.00%, 12/01/2033 (Callable 07/22/2026)	500,000	500,168
City of Seattle WA Municipal Light & Power Revenue, 2.92% (SIFMA Municipal Swap Index + 0.25%), 05/01/2045 (Callable 07/22/2026)	9,815,000	9,785,053
Clark County School District No 117 Camas, 3.50%, 12/01/2026 (Callable 08/01/2026)	200,000	200,063
King County Public Hospital District No 1, 5.00%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,256,171
King County Public Hospital District No 4, 5.50%, 12/01/2035	3,750,000	3,733,824
King County School District No 210 Federal Way, 5.00%, 12/01/2030 (Callable 12/01/2027)	210,000	217,559

	Par	Value
King County School District No 405 Bellevue, 3.00%, 12/01/2031 (Callable 12/01/2026)	$500,000	$496,862
San Juan County School District No 137 Orcas Island, 4.00%, 12/01/2028 (Callable 08/01/2026)	675,000	675,242
Seattle Housing Authority, 5.00%, 12/01/2029 (Callable 04/01/2029)	2,000,000	2,087,307
State of Washington
3.25%, 08/01/2029 (Callable 07/22/2026)	400,000	399,848
5.00%, 08/01/2029 (Callable 08/01/2026)	1,860,000	1,863,453
Tacoma Metropolitan Park District
4.00%, 12/01/2027	2,505,000	2,552,621
4.00%, 12/01/2027 (Callable 12/01/2026)	4,630,000	4,657,461
Vancouver Housing Authority
5.00%, 02/01/2027	280,000	282,338
5.00%, 08/01/2027	285,000	289,608
5.00%, 02/01/2028	295,000	301,841
5.00%, 08/01/2028	300,000	308,878
5.00%, 02/01/2029	310,000	320,616
5.00%, 08/01/2029	315,000	327,469
5.00%, 08/01/2029 (Callable 02/01/2029)	825,000	858,770
5.00%, 02/01/2030	320,000	334,566
5.00%, 08/01/2030	330,000	346,659
5.00%, 08/01/2032	465,000	491,641
Washington Health Care Facilities Authority
5.00%, 12/01/2026(c)	285,000	287,616
5.00%, 09/01/2029	2,710,000	2,870,523
5.00%, 08/01/2033 (Callable 08/01/2029)	640,000	671,405
Washington State Housing Finance Commission
4.50%, 07/01/2030 (Callable 08/01/2026)(c)	2,530,000	2,530,283
5.00%, 07/01/2033	1,745,000	1,939,016
4.75%, 01/01/2034 (Callable 01/01/2030)(c)	940,000	941,313
5.00%, 01/01/2035 (Callable 01/01/2029)	3,000,000	3,024,430
6.25%, 06/01/2056 (Callable 12/01/2033)	6,000,000	6,722,424
		52,126,585
West Virginia - 0.8%
City of Wheeling WV Waterworks & Sewerage System Revenue
5.00%, 06/01/2029	125,000	132,399
5.00%, 06/01/2030	100,000	107,651
5.00%, 06/01/2031	255,000	278,384
5.00%, 06/01/2032	250,000	276,274

The accompanying notes are an integral part of these financial statements.

187

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
West Virginia - (Continued)
County of Ohio WV Special District Excise Tax Revenue
5.00%, 06/01/2027	$300,000	$305,937
5.00%, 06/01/2028	600,000	624,086
5.00%, 06/01/2030	450,000	481,881
5.00%, 06/01/2031	1,125,000	1,220,230
5.00%, 06/01/2033	500,000	553,531
Fairmont State University, 3.50%, 06/01/2032 (Callable 08/01/2026)	255,000	254,279
Jefferson County Building Commission
5.00%, 07/01/2028	275,000	287,303
5.00%, 07/01/2029	285,000	303,120
5.00%, 07/01/2030	500,000	540,926
5.00%, 07/01/2031	315,000	345,801
Kanawha County Public Building Commission, 5.00%, 12/01/2034 (Callable 12/01/2029)	720,000	763,822
West Virginia Economic Development Authority, 3.75%, 04/01/2036(a)(b)	1,500,000	1,504,038
West Virginia Higher Education Policy Commission, 5.00%, 07/01/2034 (Callable 07/01/2027)	1,730,000	1,757,710
West Virginia Housing Development Fund
3.00%, 11/01/2026	570,000	570,292
5.00%, 11/01/2027	190,000	195,863
3.20%, 11/01/2028 (Callable 02/01/2028)(a)	1,985,000	1,990,451
5.00%, 11/01/2028	275,000	289,227
5.00%, 11/01/2029	325,000	347,468
3.60%, 11/01/2032 (Callable 05/01/2032)	200,000	201,157
2.00%, 11/01/2033 (Callable 05/01/2030)	175,000	152,067
West Virginia University, 0.00%, 04/01/2029(e)	290,000	264,044
Wyoming County Board of Education
5.00%, 06/01/2027	875,000	894,768
5.00%, 06/01/2028	1,030,000	1,074,211
5.00%, 06/01/2029	1,095,000	1,162,973
5.00%, 06/01/2030	1,010,000	1,091,165
		17,971,058
Wisconsin - 3.9%
City of Kaukauna WI
5.00%, 06/01/2031	200,000	217,872
5.00%, 06/01/2032	200,000	220,461
City of Kaukauna WI Sanitary Sewer System Revenue, 5.00%, 06/01/2028 (Callable 06/01/2027)	4,500,000	4,579,551

	Par	Value
City of Kaukauna WI Storm Water System Revenue, 5.00%, 09/01/2030 (Callable 09/01/2029)	$2,300,000	$2,432,427
City of Madison WI Water Utility Revenue, 4.00%, 01/01/2033 (Callable 01/01/2027)	700,000	703,562
City of Marinette WI Waterworks System Revenue, 4.00%, 05/01/2027 (Callable 08/01/2026)	180,000	180,015
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2027 (Callable 07/24/2026)	970,000	970,717
City of Oshkosh WI Storm Water Utility Revenue, 4.00%, 05/01/2029 (Callable 08/01/2026)	150,000	150,132
City of Stoughton WI Electric System Revenue, 2.00%, 04/01/2027 (Callable 08/01/2026)	60,000	59,334
County of St Croix WI, 2.60%, 03/01/2027	625,000	623,396
County of Waushara WI, 4.50%, 06/01/2027 (Callable 08/01/2026)	2,560,000	2,562,674
D C Everest Area School District/WI
3.63%, 04/01/2038 (Callable 04/01/2027)	1,310,000	1,319,718
3.63%, 04/01/2038 (Callable 04/01/2027)	1,290,000	1,299,570
De Soto Area School District/WI, 3.50%, 03/01/2030 (Callable 08/01/2026)	340,000	338,471
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	7,000,000	7,052,016
Fall River School District
6.00%, 04/01/2027	630,000	644,890
6.00%, 04/01/2028	270,000	285,093
6.00%, 04/01/2029	130,000	141,028
6.00%, 04/01/2030	140,000	155,418
6.00%, 04/01/2031	150,000	169,855
Prairie Du Chien Area School District, 3.00%, 03/01/2029 (Callable 08/01/2026)	625,000	617,566
Public Finance Authority
5.00%, 07/01/2026(b)	465,000	465,000
5.00%, 06/01/2027	265,000	268,247
5.00%, 07/01/2027(c)	290,000	292,705
5.00%, 10/01/2027(c)	1,705,000	1,737,520
3.25%, 01/01/2028	1,000,000	993,462
5.00%, 06/01/2028	550,000	563,996
5.00%, 07/01/2028(c)	250,000	254,416
5.00%, 07/01/2028(b)	1,245,000	1,278,748
9.00%, 11/01/2028 (Callable 11/01/2027)(c)	1,180,000	1,240,714

The accompanying notes are an integral part of these financial statements.

188

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
5.25%, 12/01/2028	$960,000	$1,006,729
3.25%, 01/01/2029	860,000	849,140
5.00%, 06/01/2029	225,000	232,657
5.00%, 07/01/2029(b)	1,365,000	1,413,989
5.00%, 10/01/2029(c)	3,000,000	3,144,964
5.25%, 12/01/2029	1,010,000	1,075,555
5.00%, 07/01/2030(c)	995,000	1,022,273
7.75%, 07/01/2030	1,895,000	1,945,719
5.00%, 06/01/2031 (Callable 06/01/2030)	800,000	851,139
4.00%, 01/01/2055(c)	10,425,000	10,411,040
3.63%, 06/15/2063 (Callable 06/15/2029)	3,495,000	3,503,495
University of Wisconsin Hospitals & Clinics, 5.00%, 04/01/2034 (Callable 10/01/2031)	415,000	451,633
Village of Ephraim WI
3.00%, 03/01/2030 (Callable 08/01/2026)	260,000	255,148
3.00%, 03/01/2031 (Callable 08/01/2026)	270,000	264,258
Village of Kewaskum WI
5.00%, 04/01/2029	165,000	171,194
5.00%, 04/01/2030	330,000	345,707
Village of Mukwonago WI Waterworks System & Sewer System Revenue, 3.00%, 12/01/2029 (Callable 08/01/2026)	250,000	245,775
Waunakee Community School District, 3.63%, 04/01/2030 (Callable 04/01/2028)	7,750,000	7,818,918
Wauwatosa School District, 4.00%, 03/01/2033 (Callable 03/01/2027)	2,500,000	2,511,855
Wisconsin Center District, 0.00%, 12/15/2031(e)	1,000,000	830,641
Wisconsin Health & Educational Facilities Authority
5.00%, 11/01/2026	1,065,000	1,068,498
5.00%, 08/01/2027 (Callable 07/01/2026)(c)	7,000,000	7,000,000
4.00%, 09/15/2027	830,000	833,419
5.00%, 02/15/2028	515,000	531,864
5.00%, 11/01/2029 (Callable 11/01/2026)	815,000	842,056
5.00%, 04/01/2031 (Callable 10/01/2028)	560,000	584,461
4.00%, 10/15/2033 (Callable 10/15/2031)	1,050,000	1,080,825
5.00%, 12/01/2046 (Callable 06/01/2031)(a)	4,500,000	4,825,550
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058 (Callable 08/01/2026)(a)	1,175,000	1,176,584

	Par	Value
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 08/01/2026)	$25,000	$24,995
4.00%, 03/01/2048 (Callable 03/01/2027)	30,000	30,048
4.25%, 03/01/2049 (Callable 09/01/2028)	245,000	248,237
6.00%, 03/01/2055 (Callable 09/01/2033)	2,570,000	2,787,791
		91,204,731
Wyoming - 0.1%
Wyoming Community Development Authority
2.60%, 12/01/2031 (Callable 06/01/2031)	645,000	621,946
4.00%, 12/01/2048 (Callable 06/01/2028)	1,105,000	1,111,764
3.75%, 12/01/2049 (Callable 12/01/2028)	20,000	20,007
3.50%, 06/01/2052 (Callable 06/01/2031)	440,000	439,914
		2,193,631
TOTAL MUNICIPAL BONDS (Cost $2,241,818,132)		2,252,929,614
U.S. TREASURY SECURITIES - 1.7%
United States Treasury Note/Bond
4.00%, 05/31/2028	5,000,000	4,985,352
4.00%, 07/31/2030	35,000,000	34,745,703
TOTAL U.S. TREASURY SECURITIES (Cost $39,693,403)		39,731,055

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.6%
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.64%(f)	60,368,759	60,368,759
TOTAL MONEY MARKET FUNDS (Cost $60,368,759)		60,368,759
TOTAL INVESTMENTS - 99.6% (Cost $2,341,880,294)		$2,353,029,428
Other Assets in Excess of Liabilities - 0.4%		9,831,501
TOTAL NET ASSETS - 100.0%		$2,362,860,929

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

189

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2026, the total value of securities subject to the AMT was $114,623,827 or 4.9% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities totals $102,462,736 or 4.3% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

190

BAIRD SHORT-TERM MUNICIPAL BOND FUND
Summary of Fair Value Disclosure
as of June 30, 2026 (Unaudited)
Baird Short-Term Municipal Bond Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$2,252,929,614	$—	$2,252,929,614
U.S. Treasury Securities	—	39,731,055	—	39,731,055
Money Market Funds	60,368,759	—	—	60,368,759
Total Investments	$60,368,759	$2,292,660,669	$—	$2,353,029,428

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

191

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 97.2%
Alabama - 5.3%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$295,000	$321,140
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2040 (Callable 03/01/2035)	3,200,000	3,583,608
5.00%, 09/01/2042 (Callable 03/01/2035)	3,750,000	4,161,312
5.00%, 09/01/2043 (Callable 03/01/2035)	1,500,000	1,656,264
Alabama Housing Finance Authority
3.20%, 01/01/2047 (Callable 07/01/2028)(a)	5,700,000	5,738,070
5.75%, 04/01/2055 (Callable 04/01/2033)	2,690,000	2,900,565
Black Belt Energy Gas District
5.00%, 05/01/2027	1,100,000	1,105,483
5.00%, 11/01/2027	750,000	766,328
5.00%, 06/01/2028	1,000,000	1,031,275
5.00%, 07/01/2028	850,000	876,874
5.00%, 12/01/2028	750,000	778,117
5.00%, 12/01/2028	625,000	646,079
5.00%, 01/01/2029	805,000	831,170
5.00%, 06/01/2029	1,000,000	1,042,177
5.00%, 12/01/2029	400,000	417,941
5.00%, 06/01/2030	1,225,000	1,277,317
5.00%, 06/01/2030	1,625,000	1,703,442
5.00%, 11/01/2030	2,350,000	2,473,083
5.00%, 12/01/2030	850,000	900,112
5.00%, 05/01/2031	1,500,000	1,583,998
5.00%, 12/01/2031	1,200,000	1,275,916
5.00%, 12/01/2031 (Callable 09/01/2031)	2,750,000	2,884,016
5.00%, 05/01/2032	1,325,000	1,399,144
5.00%, 10/01/2033 (Callable 07/01/2033)	5,000,000	5,330,661
5.00%, 12/01/2034 (Callable 09/01/2034)	1,300,000	1,396,033
5.00%, 12/01/2034 (Callable 09/01/2034)	9,000,000	9,524,736
5.00%, 06/01/2036 (Callable 03/01/2036)	11,000,000	11,555,474
4.00%, 12/01/2052 (Callable 09/01/2029)(a)	1,020,000	1,030,064
5.00%, 05/01/2053(a)	2,500,000	2,585,134
5.50%, 11/01/2053 (Callable 09/01/2028)(a)	1,200,000	1,255,669
5.00%, 12/01/2055 (Callable 05/01/2035)(a)	2,000,000	2,112,839
Chatom Industrial Development Board, 2.80%, 08/01/2037(a)	1,435,000	1,432,747

	Par	Value
City of Arab AL, 5.00%, 03/01/2038 (Callable 03/01/2035)	$1,160,000	$1,296,576
City of Mobile AL, 5.00%, 02/15/2040 (Callable 02/15/2035)	12,000,000	13,372,198
County of Jefferson AL
5.00%, 09/15/2032 (Callable 03/15/2027)	1,665,000	1,688,436
5.00%, 09/15/2035 (Callable 03/15/2027)	1,350,000	1,366,920
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2049 (Callable 10/01/2033)	5,500,000	5,740,191
5.50%, 10/01/2053 (Callable 10/01/2033)	5,105,000	5,373,224
County of Montgomery AL
4.00%, 03/01/2028	200,000	201,037
5.00%, 03/01/2028 (Callable 08/01/2026)	55,000	55,089
Energy Southeast A Cooperative District
5.00%, 12/01/2027	250,000	256,475
5.00%, 03/01/2028	2,000,000	2,037,718
5.00%, 09/01/2028	1,730,000	1,771,337
5.00%, 12/01/2028	1,065,000	1,107,690
5.00%, 03/01/2029	2,650,000	2,720,764
5.00%, 11/01/2030	1,000,000	1,052,376
5.00%, 12/01/2030	750,000	787,953
5.00%, 12/01/2031	1,000,000	1,054,224
5.00%, 11/01/2032	1,200,000	1,274,135
5.00%, 11/01/2033 (Callable 08/01/2033)	7,750,000	8,258,167
Jacksonville Public Educational Building Authority
5.00%, 08/01/2032	1,000,000	1,096,223
5.00%, 08/01/2033	500,000	552,956
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	1,650,000	1,677,477
Lower Alabama Gas District, 5.00%, 12/01/2033 (Callable 09/01/2033)	8,000,000	8,386,312
Montgomery County Public Facilities Authority/AL, 5.00%, 03/01/2033 (Callable 09/01/2028)	5,000	5,083
Southeast Energy Authority A Cooperative District
5.00%, 02/01/2027	555,000	561,187
5.00%, 08/01/2027	1,530,000	1,561,175
5.00%, 10/01/2027	2,800,000	2,869,364
5.00%, 10/01/2028	3,275,000	3,413,051
5.00%, 05/01/2029	1,500,000	1,563,478
5.00%, 11/01/2029	1,570,000	1,638,458

The accompanying notes are an integral part of these financial statements.

192

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Alabama - (Continued)
5.00%, 10/01/2030 (Callable 07/01/2030)	$10,850,000	$11,589,183
5.00%, 11/01/2030	1,790,000	1,857,583
5.00%, 11/01/2030	1,000,000	1,054,015
5.00%, 09/01/2035 (Callable 06/01/2035)	4,500,000	4,897,166
5.00%, 11/01/2035 (Callable 11/01/2034)	11,350,000	11,842,044
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	250,000	266,227
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	1,000,000	1,056,538
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	5,700,000	5,981,805
5.00%, 05/01/2055 (Callable 11/01/2030)(a)	3,030,000	3,227,186
State of Alabama Docks Department
5.00%, 10/01/2032 (Callable 10/01/2027)(b)	2,000,000	2,033,406
5.00%, 10/01/2035 (Callable 10/01/2027)(b)	2,000,000	2,027,756
University of South Alabama
5.00%, 11/01/2033 (Callable 11/01/2026)	1,000,000	1,007,448
5.00%, 04/01/2034 (Callable 04/01/2029)	1,005,000	1,054,606
		196,211,025
Alaska - 0.6%
Alaska Housing Finance Corp.
3.25%, 12/01/2044 (Callable 06/01/2029)	2,660,000	2,638,335
6.00%, 06/01/2054 (Callable 06/01/2033)	2,495,000	2,688,143
Alaska Industrial Development & Export Authority
5.00%, 01/01/2027 (Callable 08/01/2026)(b)	1,845,000	1,846,528
4.25%, 04/01/2031 (Callable 08/01/2026)	185,000	185,089
4.00%, 04/01/2032 (Callable 04/01/2029)	1,885,000	1,906,297
5.00%, 10/01/2032 (Callable 10/01/2029)	1,700,000	1,775,040
5.00%, 10/01/2033 (Callable 10/01/2029)	500,000	521,169
4.00%, 10/01/2035 (Callable 10/01/2029)	2,000,000	2,009,969
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2027(b)	400,000	411,151
5.00%, 12/01/2028 (Callable 12/01/2026)(b)	615,000	619,800

	Par	Value
5.50%, 10/01/2042 (Callable 10/01/2027)	$1,100,000	$1,124,200
CIVICVentures/AK, 5.00%, 09/01/2034	5,215,000	5,777,470
		21,503,191
Arizona - 1.1%
Arizona Board of Regents, 5.00%, 07/01/2043 (Callable 07/01/2027)	4,005,000	4,068,009
Arizona Industrial Development Authority
4.00%, 07/15/2026(c)	125,000	124,984
5.00%, 10/01/2028	110,000	113,739
5.00%, 11/01/2028 (Callable 05/01/2028)	765,000	794,387
4.75%, 12/15/2028 (Callable 12/15/2026)(c)	630,000	632,096
5.00%, 10/01/2029	10,000	10,458
1.75%, 09/01/2030(a)(c)(d)	1,490,828	1,410,456
5.00%, 10/01/2030 (Callable 10/01/2026)(c)	105,000	104,187
5.00%, 10/01/2030 (Callable 10/01/2029)	140,000	144,759
4.00%, 07/15/2032 (Callable 07/15/2029)(c)	450,000	445,947
4.00%, 07/15/2035 (Callable 07/15/2029)(c)	255,000	245,685
4.00%, 11/01/2035 (Callable 11/01/2031)	1,000,000	1,016,710
4.00%, 07/15/2036 (Callable 07/15/2029)(c)	495,000	470,818
6.00%, 07/01/2037 (Callable 07/01/2027)(c)	2,500,000	2,546,199
5.25%, 11/01/2048 (Callable 11/01/2032)	1,750,000	1,815,697
City of Bullhead AZ Water and Wastewater System Revenue, 5.00%, 07/01/2046 (Callable 07/01/2036)	500,000	512,429
City of Mesa AZ Utility System Revenue, 5.00%, 07/01/2043 (Callable 07/01/2029)	1,500,000	1,560,632
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2037 (Callable 07/01/2027)	1,500,000	1,526,438
5.25%, 07/01/2047 (Callable 07/01/2033)	1,000,000	1,081,785
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 07/22/2026)	200,000	199,895
2.13%, 07/01/2033 (Callable 07/01/2029)(b)	100,000	85,078

The accompanying notes are an integral part of these financial statements.

193

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arizona - (Continued)
Industrial Development Authority of the City of Phoenix Arizona
2.95%, 07/01/2026	$345,000	$345,000
5.00%, 07/01/2035 (Callable 08/01/2026)(c)	1,525,000	1,525,342
Maricopa County Industrial Development Authority
2.10%, 07/01/2026(c)	325,000	321,750
5.00%, 07/01/2026	680,000	680,000
5.00%, 07/01/2027	710,000	721,983
5.25%, 07/01/2033 (Callable 07/01/2030)(c)	725,000	733,234
4.00%, 07/01/2034 (Callable 07/01/2031)	1,820,000	1,793,320
5.00%, 01/01/2035 (Callable 01/01/2027)	1,110,000	1,122,200
5.00%, 01/01/2038 (Callable 01/01/2027)	3,585,000	3,624,403
5.00%, 09/01/2042 (Callable 09/01/2028)	6,000,000	6,132,105
McAllister Academic Village LLC, 5.00%, 07/01/2035 (Callable 08/01/2026)	2,500,000	2,503,371
Salt River Project Agricultural Improvement & Power District, 5.00%, 01/01/2037 (Callable 01/01/2028)	2,000,000	2,059,513
		40,472,609
Arkansas - 0.6%
Arkansas Development Finance Authority
5.00%, 02/01/2030	1,000,000	1,038,124
5.00%, 02/01/2031	1,150,000	1,199,834
0.00%, 07/01/2036(e)	4,310,000	2,853,657
4.05%, 09/01/2044 (Callable 07/01/2026)(a)	4,777,000	4,777,000
0.00%, 07/01/2046(e)	1,565,000	592,919
5.00%, 07/01/2054 (Callable 07/01/2033)	940,000	985,101
Batesville Public Facilities Board, 5.00%, 06/01/2027	500,000	501,464
City of Paragould AR Water Sewer & Electric Revenue, 2.38%, 12/01/2041 (Callable 12/01/2027)	1,965,000	1,465,713
City of Searcy AR Sales & Use Tax Revenue, 5.00%, 11/01/2032 (Callable 11/01/2031)	1,000,000	1,089,286
County of Jefferson AR, 2.40%, 09/01/2040 (Callable 09/01/2030)	4,060,000	2,958,848
County of Pulaski AR, 5.00%, 03/01/2030 (Callable 09/01/2026)	40,000	40,144

	Par	Value
Henderson State University, 3.63%, 11/01/2033 (Callable 08/01/2026)	$55,000	$55,000
Hot Springs School District No 6, 2.00%, 06/01/2033 (Callable 12/01/2026)	2,615,000	2,269,865
Jonesboro City Water & Light Plant, 4.00%, 06/01/2043 (Callable 12/01/2032)	2,275,000	2,286,751
Lonoke School District No 1, 2.25%, 02/01/2030 (Callable 08/01/2026)	210,000	201,633
University of Arkansas, 5.00%, 11/01/2043 (Callable 11/01/2028)	1,035,000	1,068,969
		23,384,308
California - 5.4%
Burbank Unified School District, 4.50%, 08/01/2037 (Callable 08/01/2028)	25,000	25,592
California Community Choice Financing Authority
5.00%, 05/01/2029	1,285,000	1,341,500
5.00%, 04/01/2030	1,000,000	1,043,388
5.00%, 10/01/2030	1,050,000	1,095,410
5.00%, 02/01/2031 (Callable 11/01/2030)	1,500,000	1,594,073
5.00%, 11/01/2031	1,575,000	1,665,046
5.00%, 11/01/2033 (Callable 08/01/2033)	7,440,000	8,066,964
5.00%, 07/01/2034	650,000	712,873
5.00%, 07/01/2035 (Callable 04/01/2035)	4,500,000	4,953,332
5.25%, 01/01/2054 (Callable 10/01/2030)(a)	1,375,000	1,456,013
5.00%, 08/01/2055 (Callable 07/01/2032)(a)	4,490,000	4,689,265
5.00%, 01/01/2056 (Callable 05/01/2033)(a)	5,215,000	5,628,389
5.00%, 03/01/2056 (Callable 08/01/2035)(a)	6,000,000	6,427,120
California Enterprise Development Authority
5.00%, 06/01/2027	440,000	450,449
5.00%, 06/01/2028	230,000	239,943
5.00%, 07/01/2033	3,400,000	3,789,525
California Health Facilities Financing Authority
4.00%, 03/01/2033 (Callable 07/22/2026)	1,635,000	1,635,239
5.00%, 11/15/2036 (Callable 11/15/2027)	1,200,000	1,230,502
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027)(c)	3,235,000	3,271,878
3.75%, 03/25/2035	3,727,082	3,774,283
4.38%, 09/20/2036	1,453,687	1,487,554

The accompanying notes are an integral part of these financial statements.

194

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
3.60%, 08/01/2063 (Callable 07/22/2026)(a)	$1,000,000	$1,000,412
California Municipal Finance Authority
5.00%, 06/30/2032 (Callable 06/30/2030)	14,000,000	15,074,039
3.75%, 12/01/2035 (Callable 06/01/2035)	2,500,000	2,487,002
3.38%, 09/01/2050 (Callable 06/05/2028)(a)(b)	3,700,000	3,700,832
3.25%, 06/01/2056 (Callable 03/01/2029)(a)	7,500,000	7,532,908
California Public Finance Authority
6.50%, 06/01/2054 (Callable 06/01/2031)(c)	1,500,000	1,447,178
5.10%, 04/01/2066 (Callable 04/01/2031)(c)	3,705,000	3,744,124
California School Finance Authority, 5.00%, 08/01/2029 (Callable 08/01/2026)(c)	275,000	275,158
California Statewide Communities Development Authority
5.00%, 05/15/2034 (Callable 08/01/2026)	100,000	100,116
3.80%, 07/01/2036 (Callable 07/01/2035)	2,000,000	2,011,770
Calipatria Unified School District, 0.00%, 08/01/2027(e)	305,000	294,774
City of Big Bear Lake Department of Water & Power, 3.05%, 02/01/2029 (Callable 08/01/2027)(c)	3,500,000	3,483,877
City of Los Angeles Department of Airports
5.00%, 05/15/2029 (Callable 05/15/2027)(b)	1,375,000	1,401,294
5.00%, 05/15/2035 (Callable 05/15/2027)(b)	2,130,000	2,163,506
5.00%, 05/15/2038 (Callable 11/15/2027)(b)	1,350,000	1,378,495
City of Sacramento CA Water Revenue, 4.00%, 09/01/2036 (Callable 09/01/2027)	100,000	100,738
Concentrix Corp., 6.50%, 03/01/2029 (Callable 02/01/2029)	8,000,000	7,712,266
Dixon Unified School District
0.00%, 08/01/2031 (Callable 08/01/2030)(e)	80,000	76,886
0.00%, 08/01/2034 (Callable 08/01/2030)(e)	30,000	28,442
East County Advanced Water Purification Joint Powers Authority, 3.13%, 09/01/2026 (Callable 07/22/2026)	4,870,000	4,868,540

	Par	Value
Federal Home Loan Mortgage Corp.
3.35%, 11/25/2033	$2,508,306	$2,428,301
4.00%, 12/25/2036(a)	1,921,662	1,922,663
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	6,483,696	5,974,028
2.25%, 09/25/2037	5,045,580	4,215,893
3.16%, 12/25/2038(a)	4,183,164	3,855,157
Inglewood Unified School District
5.00%, 08/01/2035	1,000,000	1,155,916
5.50%, 08/01/2036 (Callable 08/01/2035)	1,000,000	1,197,336
5.50%, 08/01/2038 (Callable 08/01/2035)	1,500,000	1,766,341
5.50%, 08/01/2039 (Callable 08/01/2035)	1,550,000	1,814,518
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	120,000	120,643
Irvine Facilities Financing Authority, 5.25%, 05/01/2043 (Callable 07/22/2026)	2,200,000	2,204,760
Long Beach Bond Finance Authority, 4.05% (3 mo. Term SOFR + 1.43%), 11/15/2026	700,000	701,350
Los Angeles Department of Water & Power
5.00%, 07/01/2034 (Callable 01/01/2029)	735,000	766,764
5.00%, 07/01/2037 (Callable 07/01/2029)	1,400,000	1,461,543
5.00%, 07/01/2038 (Callable 01/01/2027)	435,000	438,123
5.00%, 07/01/2041 (Callable 01/01/2032)	545,000	578,819
5.00%, 07/01/2042 (Callable 01/01/2027)	11,500,000	11,563,349
5.25%, 07/01/2046 (Callable 01/01/2035)	1,000,000	1,086,835
Los Angeles Unified School District/CA, 5.25%, 07/01/2042 (Callable 01/01/2028)	7,550,000	7,789,842
Mayers Memorial Hospital District
0.00%, 08/01/2026(e)	230,000	229,127
0.00%, 08/01/2029(e)	165,000	144,582
0.00%, 08/01/2032(e)	210,000	158,568
0.00%, 08/01/2034(e)	260,000	174,246
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2035 (Callable 03/01/2027)(b)	1,000,000	1,011,222
5.00%, 03/01/2036 (Callable 03/01/2027)(b)	2,230,000	2,253,802
5.00%, 03/01/2037 (Callable 03/01/2027)(b)	2,000,000	2,020,121
5.00%, 03/01/2041 (Callable 03/01/2027)(b)	1,000,000	1,008,029

The accompanying notes are an integral part of these financial statements.

195

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Oxnard School District, 5.00%, 08/01/2045 (Callable 08/01/2026)(d)	$85,000	$85,086
Pleasanton Unified School District, 5.25%, 06/01/2041 (Callable 07/22/2026)	25,000	25,029
River Islands Public Financing Authority
5.00%, 09/01/2045 (Callable 09/01/2032)	1,075,000	1,173,912
5.00%, 09/01/2050 (Callable 09/01/2032)	1,735,000	1,835,231
Sacramento City Unified School District/CA
5.00%, 08/01/2041 (Callable 08/01/2035)	620,000	666,329
5.00%, 08/01/2042 (Callable 08/01/2035)	2,395,000	2,561,688
Sacramento County Water Financing Authority, 3.18% (3 mo. Term SOFR + 0.55%), 06/01/2034 (Callable 08/01/2026)	2,435,000	2,393,740
San Bernardino County Housing Authority, 4.13%, 07/01/2036 (Callable 07/01/2033)	2,000,000	2,017,265
San Diego Public Facilities Financing Authority, 5.00%, 08/01/2037 (Callable 08/01/2026)	2,000,000	2,003,218
San Francisco City & County Airport Comm-San Francisco International Airport, 5.00%, 05/01/2038 (Callable 05/01/2030)(b)	2,335,000	2,450,409
San Ysidro School District, 0.00%, 08/01/2027(e)	50,000	48,391
Southern California Public Power Authority
5.00%, 11/01/2033 (Callable 08/01/2033)	2,000,000	2,133,581
5.00%, 07/01/2053 (Callable 01/01/2029)(a)	2,000,000	2,099,595
5.00%, 04/01/2055 (Callable 06/01/2030)(a)	715,000	750,504
University of California
5.00%, 05/15/2039 (Callable 05/15/2030)	4,120,000	4,392,611
5.25%, 05/15/2042 (Callable 05/15/2027)	2,500,000	2,545,658
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2026(e)	315,000	313,368
		198,998,188

	Par	Value
Colorado - 3.2%
Adams County Housing Authority, 4.00%, 04/01/2029 (Callable 10/01/2027)	$2,400,000	$2,422,621
Adams County School District No 14, 5.50%, 12/01/2042 (Callable 12/01/2034)	2,125,000	2,428,612
Amber Creek Metropolitan District
5.00%, 12/01/2031	135,000	145,872
5.00%, 12/01/2032 (Callable 12/01/2030)	130,000	141,676
5.00%, 12/01/2033 (Callable 12/01/2030)	150,000	163,023
5.00%, 12/01/2034 (Callable 12/01/2030)	125,000	135,448
5.00%, 12/01/2035 (Callable 12/01/2030)	125,000	135,020
5.00%, 12/01/2040 (Callable 12/01/2030)	300,000	320,304
Arapahoe County School District No 6 Littleton, 5.50%, 12/01/2043 (Callable 12/01/2028)	3,260,000	3,416,398
Arkansas River Power Authority
5.00%, 10/01/2029 (Callable 10/01/2028)	1,315,000	1,364,450
5.00%, 10/01/2032 (Callable 10/01/2028)	1,000,000	1,031,974
Baseline Metropolitan District No 1, 4.25%, 12/01/2054 (Callable 12/01/2029)	935,000	895,704
Boulder Valley School District No Re-2 Boulder, 5.00%, 12/01/2037 (Callable 06/01/2029)	2,845,000	3,000,259
City & County of Denver CO Airport System Revenue
5.00%, 12/01/2031 (Callable 12/01/2028)(b)	1,500,000	1,565,837
5.00%, 12/01/2032 (Callable 12/01/2028)(b)	3,000,000	3,126,351
5.25%, 12/01/2043 (Callable 12/01/2028)(b)	1,750,000	1,798,351
City & County of Denver CO Pledged Excise Tax Revenue, 5.00%, 08/01/2044 (Callable 08/01/2026)	1,250,000	1,250,973
Colorado Bridge Enterprise, 4.00%, 06/30/2029 (Callable 12/31/2027)(b)	3,410,000	3,431,468
Colorado Educational & Cultural Facilities Authority
5.00%, 01/15/2027	105,000	106,143
5.00%, 01/15/2028	275,000	283,219
5.00%, 10/01/2028 (Callable 08/01/2026)	1,950,000	1,844,448
5.00%, 01/15/2029	325,000	340,434

The accompanying notes are an integral part of these financial statements.

196

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
3.00%, 10/01/2029 (Callable 08/01/2026)	$290,000	$251,055
5.00%, 01/15/2030	395,000	419,450
2.00%, 09/01/2030 (Callable 09/01/2028)	345,000	325,612
5.00%, 10/01/2030 (Callable 08/01/2026)	100,000	90,346
5.00%, 06/01/2031	245,000	264,475
5.00%, 07/01/2031	110,000	117,963
5.00%, 06/01/2032	170,000	185,299
5.00%, 07/01/2032	230,000	247,786
5.00%, 10/01/2032 (Callable 08/01/2026)	135,000	117,305
5.00%, 06/01/2033	270,000	296,644
5.00%, 07/01/2033	195,000	210,850
3.25%, 10/01/2033 (Callable 08/01/2026)	465,000	348,080
5.00%, 06/01/2034	285,000	314,712
5.00%, 10/01/2034 (Callable 08/01/2026)	2,080,000	1,728,018
5.00%, 01/15/2035 (Callable 01/15/2034)	375,000	412,815
5.00%, 06/01/2035	250,000	276,761
5.00%, 07/01/2035 (Callable 07/01/2034)	165,000	178,401
3.38%, 10/01/2035 (Callable 08/01/2026)	350,000	245,747
5.00%, 01/15/2036 (Callable 01/15/2034)	350,000	383,803
4.25%, 06/01/2036	5,415,000	5,323,570
5.00%, 07/01/2036 (Callable 07/01/2034)	135,000	145,801
5.00%, 01/15/2037 (Callable 01/15/2034)	365,000	398,442
5.00%, 07/01/2037 (Callable 07/01/2034)	145,000	155,922
5.00%, 01/15/2038 (Callable 01/15/2034)	280,000	304,426
5.00%, 12/01/2038 (Callable 12/01/2028)	1,110,000	1,135,604
5.00%, 01/15/2039 (Callable 01/15/2034)	300,000	324,906
5.00%, 07/01/2039 (Callable 07/01/2034)	220,000	235,114
6.38%, 03/15/2040 (Callable 08/01/2026)	1,125,000	1,125,079
5.00%, 07/01/2040 (Callable 07/01/2035)	750,000	802,957
5.00%, 03/01/2043 (Callable 03/01/2027)	2,500,000	2,519,164
Colorado Health Facilities Authority
5.00%, 08/01/2028	490,000	510,625
2.63%, 05/15/2029 (Callable 08/01/2026)	740,000	728,458

	Par	Value
3.50%, 05/15/2030 (Callable 08/01/2026)	$1,500,000	$1,468,736
5.25%, 05/15/2032 (Callable 05/15/2027)	550,000	557,710
5.00%, 11/01/2034 (Callable 11/01/2029)	3,250,000	3,426,614
5.25%, 11/01/2034 (Callable 11/01/2032)	1,000,000	1,102,885
5.00%, 08/01/2044 (Callable 08/01/2029)	2,495,000	2,553,510
5.00%, 11/15/2059(a)	2,010,000	2,146,447
3.22% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 07/22/2026)	1,000,000	999,942
5.00%, 05/15/2062 (Callable 07/22/2026)(a)	4,000,000	4,010,798
Colorado Housing and Finance Authority
3.50%, 11/01/2043 (Callable 08/01/2026)(a)	1,500,000	1,500,803
6.25%, 05/01/2055 (Callable 05/01/2033)	4,000,000	4,469,627
Colorado Springs School District No 11 Facilities Corp., 5.00%, 12/15/2043 (Callable 12/15/2033)	1,345,000	1,457,593
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/22/2026)	2,000,000	2,003,175
Denver City & County School District No 1
5.50%, 12/01/2046 (Callable 12/01/2034)	2,320,000	2,607,205
5.50%, 12/01/2049 (Callable 12/01/2034)	4,055,000	4,479,802
Denver Health & Hospital Authority
4.00%, 12/01/2028 (Callable 08/01/2026)	100,000	100,026
5.00%, 12/01/2029 (Callable 12/01/2028)	500,000	520,257
5.00%, 12/01/2030 (Callable 12/01/2028)	350,000	363,327
5.00%, 12/01/2031 (Callable 12/01/2028)	375,000	388,270
E-470 Public Highway Authority
0.00%, 09/01/2037 (Callable 09/01/2036)(e)	4,250,000	2,800,207
0.00%, 09/01/2038 (Callable 09/01/2036)(e)	3,250,000	2,037,223
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2032 (Callable 12/01/2030)	250,000	274,913
5.00%, 12/01/2033 (Callable 12/01/2030)	430,000	471,624
5.00%, 12/01/2037 (Callable 12/01/2030)	200,000	216,622
5.00%, 12/01/2038 (Callable 12/01/2030)	250,000	270,157

The accompanying notes are an integral part of these financial statements.

197

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
5.00%, 12/01/2039 (Callable 12/01/2030)	$250,000	$269,377
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2040 (Callable 11/01/2026)	4,945,000	4,970,126
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	6,900,000	6,968,129
Sterling Ranch Community Authority Board
5.00%, 12/01/2034 (Callable 12/01/2030)	260,000	282,564
5.00%, 12/01/2035 (Callable 12/01/2030)	275,000	297,989
5.00%, 12/01/2036 (Callable 12/01/2030)	425,000	458,875
5.00%, 12/01/2037 (Callable 12/01/2030)	425,000	457,228
5.00%, 12/01/2038 (Callable 12/01/2030)	350,000	375,977
5.00%, 12/01/2040 (Callable 12/01/2030)	200,000	213,999
5.00%, 12/01/2041 (Callable 12/01/2030)	300,000	320,390
5.00%, 12/01/2042 (Callable 12/01/2030)	350,000	372,881
5.00%, 12/01/2043 (Callable 12/01/2030)	425,000	451,342
5.00%, 12/01/2044 (Callable 12/01/2030)	275,000	290,270
5.00%, 12/01/2045 (Callable 12/01/2030)	500,000	524,120
5.25%, 12/01/2050 (Callable 12/01/2030)	1,750,000	1,819,431
5.25%, 12/01/2055 (Callable 12/01/2030)	1,500,000	1,549,163
Timnath Ranch Metropolitan District No 4
5.00%, 12/01/2039 (Callable 12/01/2034)	600,000	646,426
5.00%, 12/01/2044 (Callable 12/01/2034)	800,000	844,452
Town of Vail CO, 5.25%, 12/01/2050 (Callable 06/01/2035)	1,000,000	1,058,730
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 07/22/2026)	1,085,000	953,860
Weld County School District No 6 Greeley, 5.00%, 12/01/2035 (Callable 12/01/2029)	2,350,000	2,510,262
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	2,000,000	2,096,157
		117,432,996

	Par	Value
Connecticut - 0.9%
City of New Haven CT
5.00%, 08/01/2027	$550,000	$563,845
5.00%, 08/01/2042 (Callable 08/01/2035)	350,000	380,569
5.00%, 08/01/2043 (Callable 08/01/2035)	750,000	811,916
City of Waterbury CT, 5.00%, 11/15/2042 (Callable 11/15/2027)	2,535,000	2,596,253
Connecticut Housing Finance Authority
3.30%, 11/15/2039 (Callable 11/15/2028)	845,000	781,437
4.80%, 05/01/2043	3,250,000	3,443,110
3.50%, 11/15/2045 (Callable 05/15/2029)	560,000	559,468
Connecticut State Health & Educational Facilities Authority
3.50%, 07/01/2026	850,000	850,000
5.00%, 07/01/2027 (Callable 08/01/2026)	80,000	80,065
5.00%, 07/01/2033 (Callable 08/01/2026)	1,500,000	1,500,964
5.00%, 07/01/2037 (Callable 08/01/2026)	635,000	635,287
5.00%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,022,207
2.95%, 07/01/2049(a)	2,000,000	2,008,682
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2029(b)	1,080,000	1,132,804
5.00%, 11/15/2030(b)	1,075,000	1,137,000
5.00%, 11/15/2031(b)	750,000	798,315
5.00%, 11/15/2032(b)	320,000	342,251
Stamford Housing Authority, 4.75%, 10/01/2032	2,000,000	2,076,819
State of Connecticut, 5.00%, 04/15/2035 (Callable 04/15/2029)	6,300,000	6,641,166
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2036 (Callable 10/01/2028)	4,815,000	5,014,537
		33,376,695
Delaware - 0.1%
State of Delaware, 5.00%, 02/01/2034 (Callable 02/01/2028)	2,000,000	2,069,225
District of Columbia - 0.8%
District of Columbia
5.00%, 07/01/2027	125,000	126,986
5.00%, 04/01/2035 (Callable 04/01/2027)	795,000	805,098
5.00%, 06/01/2041 (Callable 12/01/2026)	1,000,000	1,005,631

The accompanying notes are an integral part of these financial statements.

198

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
District of Columbia - (Continued)
5.00%, 06/01/2042 (Callable 06/01/2027)	$3,000,000	$3,042,878
5.00%, 07/01/2042 (Callable 07/01/2032)	2,000,000	2,003,397
District of Columbia Housing Finance Agency
5.00%, 03/01/2029 (Callable 02/01/2028)(a)	1,750,000	1,803,135
4.10%, 09/01/2046(a)	3,000,000	3,121,995
District of Columbia Water & Sewer Authority
4.00%, 10/01/2040 (Callable 04/01/2032)	100,000	99,778
1.40%, 10/01/2054 (Callable 07/01/2026)(a)	1,000,000	1,000,000
3.00%, 10/01/2057 (Callable 07/01/2027)(a)	1,180,000	1,179,093
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028 (Callable 10/01/2027)(b)	2,000,000	2,051,971
5.00%, 10/01/2032 (Callable 10/01/2026)(b)	1,170,000	1,174,801
5.00%, 10/01/2033 (Callable 10/01/2028)(b)	500,000	519,790
5.00%, 10/01/2034 (Callable 10/01/2026)(b)	5,295,000	5,314,823
5.00%, 10/01/2037 (Callable 10/01/2027)(b)	1,000,000	1,016,128
Washington Metropolitan Area Transit Authority, 5.00%, 07/01/2038 (Callable 07/01/2027)	3,000,000	3,049,120
Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/2045 (Callable 07/15/2030)	2,500,000	2,589,023
		29,903,647
Florida - 4.2%
Brevard County Health Facilities Authority, 5.00%, 07/01/2031 (Callable 01/01/2031)	6,000,000	6,509,792
Broward County Housing Finance Authority, 5.00%, 10/01/2038	3,965,439	4,212,296
Capital Projects Finance Authority, 5.00%, 10/01/2027	1,000,000	1,019,468
Capital Trust Agency, Inc., 3.38%, 07/01/2031(c)	780,000	754,191
Central Florida Tourism Oversight District, 5.00%, 06/01/2037 (Callable 06/01/2027)	1,125,000	1,141,596

	Par	Value
City of Apopka FL Utility System Revenue, 4.00%, 10/01/2026 (Callable 08/01/2026)	$250,000	$250,227
City of Cape Coral FL Water & Sewer Revenue
5.00%, 10/01/2036 (Callable 10/01/2033)	325,000	361,118
5.00%, 10/01/2037 (Callable 10/01/2033)	520,000	575,307
5.00%, 10/01/2038 (Callable 10/01/2033)	325,000	359,067
5.65%, 03/01/2054 (Callable 03/01/2033)	3,715,000	3,951,667
City of Deerfield Beach FL, 5.25%, 12/01/2041 (Callable 12/01/2028)	1,120,000	1,166,460
City of Miami Beach FL Stormwater Revenue, 5.00%, 09/01/2041 (Callable 08/01/2026)	775,000	775,912
City of Miami FL, 5.00%, 01/01/2032 (Callable 01/01/2028)(c)	1,850,000	1,903,130
City of Tallahassee FL, 5.00%, 12/01/2027 (Callable 08/01/2026)	500,000	500,603
City of Tampa FL, 5.00%, 07/01/2037 (Callable 07/27/2026)	5,085,000	5,088,697
Collier County Industrial Development Authority
5.00%, 10/01/2036 (Callable 04/01/2034)	620,000	680,263
5.00%, 10/01/2037 (Callable 04/01/2034)	645,000	703,578
5.00%, 10/01/2038 (Callable 04/01/2034)	675,000	732,852
5.00%, 10/01/2054 (Callable 10/01/2030)(a)	1,250,000	1,336,609
County of Broward FL Airport System Revenue
5.00%, 10/01/2032 (Callable 10/01/2029)(b)	2,000,000	2,109,955
5.00%, 10/01/2035 (Callable 10/01/2027)(b)	740,000	753,018
5.00%, 10/01/2036 (Callable 10/01/2027)(b)	2,000,000	2,032,996
5.00%, 10/01/2038 (Callable 10/01/2029)(b)	1,085,000	1,128,562
County of Lee FL Airport Revenue, 5.00%, 10/01/2056 (Callable 07/01/2031)(a)(b)	5,000,000	5,365,751
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2032(b)	8,080,000	8,847,881
5.00%, 10/01/2040 (Callable 10/01/2027)(b)	5,000,000	5,067,718
5.50%, 10/01/2055 (Callable 10/01/2034)(b)	4,680,000	4,958,027

The accompanying notes are an integral part of these financial statements.

199

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
County of Miami-Dade FL Rickenbacker Causeway Revenue, 5.00%, 10/01/2031 (Callable 08/01/2026)	$160,000	$160,215
County of Miami-Dade Seaport Department, 4.00%, 10/01/2040 (Callable 10/01/2031)(b)	115,000	113,162
County of Okaloosa FL, 5.50%, 05/15/2045 (Callable 05/15/2032)(c)	1,250,000	1,308,732
County of Osceola FL Transportation Revenue, 0.00%, 10/01/2029(e)	800,000	708,492
County of Palm Beach FL, 5.00%, 04/01/2029(c)	825,000	838,720
County of Pasco FL Solid Waste Disposal & Resource Recovery System Revenue
5.00%, 10/01/2033 (Callable 04/01/2031)(b)	1,555,000	1,666,487
5.00%, 10/01/2034 (Callable 04/01/2031)(b)	805,000	860,434
5.00%, 10/01/2035 (Callable 04/01/2031)(b)	500,000	533,068
5.00%, 10/01/2036 (Callable 04/01/2031)(b)	750,000	796,931
5.00%, 10/01/2037 (Callable 04/01/2031)(b)	325,000	343,986
5.00%, 10/01/2038 (Callable 04/01/2031)(b)	100,000	105,439
5.00%, 10/01/2039 (Callable 04/01/2031)(b)	300,000	315,363
5.00%, 10/01/2040 (Callable 04/01/2031)(b)	665,000	696,204
5.00%, 10/01/2041 (Callable 04/01/2031)(b)	915,000	956,091
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027)(c)	3,450,000	3,457,898
5.00%, 08/15/2032(c)	1,365,000	1,364,374
5.00%, 02/01/2035 (Callable 02/01/2032)	1,000,000	1,050,513
5.00%, 08/01/2056 (Callable 10/01/2030)(a)	5,000,000	5,401,155
Florida Higher Educational Facilities Financing Authority
5.00%, 04/01/2033 (Callable 08/01/2026)	1,475,000	1,476,530
5.00%, 07/01/2035 (Callable 07/01/2033)(c)	4,200,000	4,261,202
Florida Housing Finance Corp.
4.75%, 02/01/2043	3,500,000	3,641,118
3.00%, 02/01/2044 (Callable 02/01/2028)(a)	1,500,000	1,500,102

	Par	Value
4.20%, 01/01/2045 (Callable 01/01/2028)	$55,000	$54,827
6.25%, 01/01/2055 (Callable 07/01/2033)	1,210,000	1,316,030
6.25%, 07/01/2056 (Callable 01/01/2034)	4,000,000	4,427,386
Florida Insurance Assistance Interlocal Agency, Inc., 3.41%, 09/01/2032 (Callable 07/01/2026)(a)	3,000,000	3,000,000
Florida Local Government Finance Commission
4.20%, 11/15/2030 (Callable 11/15/2027)(c)	1,500,000	1,507,991
5.50%, 11/15/2035 (Callable 11/15/2032)(c)	1,000,000	1,060,161
Greater Orlando Aviation Authority
5.00%, 10/01/2029 (Callable 08/01/2026)(b)	1,005,000	1,006,602
5.00%, 10/01/2031 (Callable 10/01/2027)(b)	3,795,000	3,883,547
5.00%, 10/01/2035 (Callable 10/01/2027)(b)	2,000,000	2,038,876
5.00%, 10/01/2036 (Callable 10/01/2027)(b)	1,000,000	1,018,341
5.00%, 10/01/2042 (Callable 10/01/2027)(b)	2,225,000	2,254,257
Hillsborough County Housing Finance Authority
2.90%, 12/01/2028(a)	1,250,000	1,244,731
5.00%, 12/01/2042 (Callable 06/01/2038)	2,000,000	2,113,168
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	1,000,000	1,070,413
JEA Electric System Revenue, 5.00%, 10/01/2032 (Callable 10/01/2027)	1,295,000	1,330,537
Lee County Industrial Development Authority/FL, 5.00%, 04/01/2034 (Callable 04/01/2029)	630,000	659,070
North Broward Hospital District, 5.00%, 01/01/2042 (Callable 01/01/2028)	1,405,000	1,426,770
Orlando Utilities Commission, 1.25%, 10/01/2046 (Callable 04/01/2028)(a)	2,475,000	2,337,572
Osceola County Housing Finance Authority, 3.40%, 04/01/2028(a)	5,300,000	5,317,645
Pasco County School Board, 5.00%, 08/01/2046 (Callable 08/01/2031)	500,000	521,947
Pinellas County Industrial Development Authority, 5.00%, 07/01/2039 (Callable 07/01/2029)	1,225,000	1,238,944

The accompanying notes are an integral part of these financial statements.

200

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
Pinellas County School Board
5.00%, 07/01/2036 (Callable 07/01/2027)	$1,445,000	$1,469,664
5.00%, 07/01/2041 (Callable 07/01/2027)	1,700,000	1,723,952
Putnam County Development Authority/FL
5.00%, 03/15/2042 (Callable 05/01/2028)	2,500,000	2,541,614
5.00%, 03/15/2042 (Callable 05/01/2028)	2,000,000	2,033,291
Sarasota County Health Facilities Authority, 4.00%, 05/15/2028 (Callable 08/01/2026)	30,000	30,266
Seminole County School Board, 5.00%, 07/01/2034 (Callable 08/01/2026)	1,150,000	1,151,826
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2033	2,500,000	2,763,093
5.25%, 03/01/2042 (Callable 03/01/2035)	2,300,000	2,530,399
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 07/22/2026)(a)(c)	2,500,000	2,498,197
Tradition Community Development District No 1, 4.00%, 05/01/2028 (Callable 08/01/2026)	1,490,000	1,491,533
Village Community Development District No 8, 4.50%, 05/01/2039 (Callable 05/01/2030)	1,725,000	1,770,369
Volusia County Educational Facility Authority
5.00%, 06/01/2029	550,000	573,663
5.00%, 06/01/2030	500,000	527,123
		153,776,762
Georgia - 2.4%
Atlanta Urban Residential Finance Authority
3.15%, 12/01/2029 (Callable 06/01/2028)(a)	4,750,000	4,766,745
3.15%, 02/01/2030 (Callable 02/01/2029)(a)	2,000,000	2,008,925
4.75%, 05/01/2043	3,000,000	3,124,509
4.95%, 06/01/2046	1,200,000	1,248,410
Bartow County Development Authority, 3.95%, 12/01/2032(a)	1,430,000	1,458,128
Carrollton Payroll Development Authority, 5.00%, 07/01/2029	200,000	212,491
Clayton County Development Authority, 4.00%, 07/01/2034 (Callable 07/01/2027)	670,000	671,767

	Par	Value
Columbus County Housing Authority, 3.30%, 11/01/2028(a)	$1,150,000	$1,153,010
Decatur Housing Authority
3.60%, 08/01/2028 (Callable 08/01/2027)(a)	2,145,000	2,159,862
3.25%, 09/01/2028 (Callable 09/01/2027)(a)	2,250,000	2,256,732
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	5,000,000	5,064,643
4.13%, 12/01/2034 (Callable 12/01/2031)	4,050,000	4,050,793
4.00%, 12/01/2035 (Callable 12/01/2032)	2,850,000	2,856,306
Development Authority of Cobb County
5.00%, 06/15/2030	530,000	559,206
5.00%, 06/15/2032	400,000	427,920
Development Authority of Gwinnett County, 5.00%, 07/01/2040 (Callable 07/01/2027)	3,010,000	3,049,646
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2036 (Callable 02/15/2027)	225,000	227,177
5.00%, 02/15/2037 (Callable 02/15/2027)	500,000	506,024
Georgia Housing & Finance Authority
5.05%, 12/01/2045 (Callable 06/01/2033)	2,600,000	2,693,849
2.50%, 06/01/2050 (Callable 06/10/2030)	3,350,000	2,425,545
6.50%, 12/01/2055 (Callable 01/01/2034)	2,995,000	3,367,485
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)	3,500,000	3,656,630
Main Street Energy, Inc.
5.00%, 12/01/2031	1,620,000	1,707,034
5.00%, 10/01/2033 (Callable 08/15/2033)	4,750,000	5,057,862
5.00%, 12/01/2033 (Callable 09/01/2033)	3,700,000	3,911,647
Main Street Natural Gas, Inc.
5.00%, 12/01/2028	1,250,000	1,294,507
5.00%, 12/01/2028	150,000	155,341
5.00%, 12/01/2033	2,500,000	2,635,368
5.00%, 05/15/2034 (Callable 05/15/2029)	3,345,000	3,450,499
5.00%, 06/01/2053 (Callable 03/01/2030)(a)	2,400,000	2,525,121
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	2,500,000	2,638,104
5.00%, 04/01/2054 (Callable 01/02/2031)(a)	10,000,000	10,680,634

The accompanying notes are an integral part of these financial statements.

201

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Georgia - (Continued)
Savannah Georgia Convention Center Authority
5.00%, 06/01/2034	$300,000	$336,585
5.00%, 06/01/2035	275,000	310,500
5.00%, 06/01/2036 (Callable 06/01/2035)	460,000	515,794
5.00%, 06/01/2037 (Callable 06/01/2035)	200,000	222,699
5.50%, 06/01/2044 (Callable 06/01/2035)	550,000	614,024
Savannah Housing Authority, 3.15%, 07/01/2043 (Callable 01/01/2028)(a)	2,000,000	2,005,957
South Regional Joint Development Authority, 5.00%, 08/01/2035 (Callable 08/01/2026)	2,020,000	2,023,129
		88,030,608
Guam - 0.1%
Guam Government Waterworks Authority
5.00%, 07/01/2034	780,000	861,780
5.00%, 07/01/2035	610,000	678,049
5.25%, 07/01/2039 (Callable 07/01/2035)	1,000,000	1,100,246
		2,640,075
Hawaii - 0.1%
State of Hawaii Airports System Revenue, 5.00%, 08/01/2027 (Callable 07/22/2026)(b)	2,685,000	2,707,076
Idaho - 0.5%
Boise-Kuna Irrigation District, 5.00%, 06/01/2031 (Callable 07/22/2026)	2,090,000	2,092,170
Idaho Housing & Finance Association
3.00%, 05/01/2032	935,000	892,073
3.00%, 05/01/2032	775,000	746,091
3.00%, 05/01/2042 (Callable 05/01/2032)	425,000	343,404
5.00%, 05/01/2044 (Callable 05/01/2032)	425,000	435,814
5.75%, 05/01/2048 (Callable 05/01/2031)	500,000	521,119
6.00%, 07/01/2054 (Callable 01/01/2033)	4,610,000	5,044,384
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	515,533
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	6,050,000	6,110,708
		16,701,296

	Par	Value
Illinois - 6.4%
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)	$3,630,000	$3,789,158
Board of Trustees of the University of Illinois, 5.00%, 10/01/2038 (Callable 10/01/2033)	1,440,000	1,543,227
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2032 (Callable 08/01/2026)	1,080,000	1,080,470
Champaign & Piatt Counties Community Unit School District No 3, 3.50%, 09/01/2029 (Callable 08/01/2026)	180,000	180,001
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	1,000,000	1,093,868
Chicago O’Hare International Airport
5.00%, 01/01/2030(b)	6,850,000	7,291,174
5.00%, 01/01/2031 (Callable 01/01/2027)(b)	1,000,000	1,009,600
5.00%, 01/01/2032 (Callable 01/01/2027)(b)	2,150,000	2,169,952
5.00%, 01/01/2033 (Callable 01/01/2027)(b)	1,500,000	1,513,436
5.00%, 01/01/2036 (Callable 01/01/2032)(b)	500,000	535,782
5.25%, 01/01/2041 (Callable 01/01/2035)(b)	2,000,000	2,181,477
5.25%, 01/01/2042 (Callable 01/01/2027)	2,000,000	2,016,734
5.50%, 01/01/2055 (Callable 01/01/2032)(b)	1,255,000	1,299,203
Chicago Park District
5.25%, 01/01/2042 (Callable 01/01/2033)	1,255,000	1,354,646
5.00%, 01/01/2044 (Callable 01/01/2035)	1,325,000	1,417,874
City of Chicago IL
0.00%, 01/01/2029(e)	4,125,000	3,786,354
3.40%, 06/01/2029 (Callable 06/01/2028)(a)	3,000,000	3,025,254
6.00%, 01/01/2046 (Callable 01/01/2034)	2,000,000	2,200,687
City of Chicago IL Wastewater Transmission Revenue
5.25%, 01/01/2042 (Callable 01/01/2027)	2,000,000	2,018,129
5.25%, 01/01/2042 (Callable 07/01/2032)	1,260,000	1,366,252
5.25%, 01/01/2043 (Callable 07/01/2032)	1,000,000	1,079,978
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2027 (Callable 11/01/2026)	100,000	100,745

The accompanying notes are an integral part of these financial statements.

202

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 11/01/2029 (Callable 11/01/2026)	$1,055,000	$1,062,858
5.00%, 11/01/2029 (Callable 11/01/2026)	390,000	392,905
5.00%, 11/01/2031 (Callable 11/01/2026)	1,845,000	1,858,742
5.25%, 11/01/2034 (Callable 11/01/2027)	1,230,000	1,262,742
5.00%, 11/01/2037 (Callable 11/01/2027)	1,000,000	1,020,179
City of Hillsboro IL
5.00%, 12/01/2040 (Callable 12/01/2034)	425,000	470,233
5.00%, 12/01/2045 (Callable 12/01/2034)	725,000	773,721
City of Kankakee IL
5.00%, 01/01/2028	125,000	128,674
5.00%, 01/01/2029	140,000	146,661
5.00%, 01/01/2030	375,000	398,613
5.00%, 01/01/2031	395,000	425,389
5.00%, 01/01/2035	480,000	533,394
5.00%, 01/01/2036 (Callable 01/01/2035)	505,000	559,966
5.00%, 01/01/2037 (Callable 01/01/2035)	505,000	556,404
5.00%, 01/01/2039 (Callable 01/01/2035)	200,000	218,424
5.00%, 01/01/2041 (Callable 01/01/2035)	340,000	367,846
5.00%, 01/01/2043 (Callable 01/01/2035)	470,000	504,845
5.00%, 01/01/2045 (Callable 01/01/2035)	480,000	509,167
City of Kankakee IL Waterworks & Sewerage System
5.00%, 05/01/2027	430,000	436,973
5.00%, 05/01/2029	425,000	445,508
5.00%, 05/01/2031	570,000	610,038
City of Mount Vernon IL, 4.00%, 12/15/2032 (Callable 06/15/2030)	3,200,000	3,256,500
Cook County Community College District No 508, 5.50%, 12/01/2051 (Callable 12/01/2035)	2,985,000	3,211,168
Cook County Community Consolidated School District No 21 Wheeling, 3.00%, 12/01/2035 (Callable 12/01/2028)	830,000	787,144
Cook County Community Consolidated School District No 65 Evanston, 4.00%, 12/01/2030 (Callable 12/01/2028)	1,075,000	1,095,010

	Par	Value
Cook County Community School District No 147 West Harvey-Dixmoor, 5.00%, 12/01/2035	$1,460,000	$1,521,403
Cook County High School District No 220 Reavis
5.00%, 12/01/2041 (Callable 12/01/2034)	900,000	969,032
5.00%, 12/01/2041 (Callable 12/01/2034)	305,000	328,394
5.00%, 12/01/2042 (Callable 12/01/2034)	945,000	1,014,041
5.00%, 12/01/2042 (Callable 12/01/2034)	320,000	343,379
5.00%, 12/01/2043 (Callable 12/01/2034)	505,000	538,862
Cook County School District No 111 Burbank, 5.00%, 12/01/2032 (Callable 12/01/2027)	1,250,000	1,279,652
Cook County School District No 144 Prairie Hills, 0.00%, 12/01/2027(e)	35,000	33,515
Grand Prairie Water Commission
5.00%, 01/01/2039 (Callable 01/01/2035)	550,000	611,246
5.00%, 01/01/2040 (Callable 01/01/2035)	870,000	954,561
5.00%, 01/01/2043 (Callable 01/01/2035)	1,000,000	1,083,897
Illinois Finance Authority
5.00%, 02/15/2027	920,000	926,807
5.00%, 04/01/2027	305,000	308,927
5.00%, 08/01/2027	400,000	406,219
5.00%, 09/01/2027 (Callable 09/01/2026)	500,000	501,557
5.00%, 10/01/2027	500,000	510,462
5.00%, 08/01/2028	600,000	614,998
5.00%, 02/15/2030 (Callable 08/15/2027)	1,125,000	1,135,809
4.00%, 05/01/2030 (Callable 05/01/2028)	225,000	228,001
5.00%, 05/15/2030 (Callable 07/22/2026)	25,000	25,016
5.00%, 10/01/2030	750,000	791,459
3.00%, 09/01/2031 (Callable 09/01/2026)	1,475,000	1,398,191
5.00%, 10/01/2031 (Callable 10/01/2030)	750,000	789,515
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	503,976
5.00%, 05/15/2032 (Callable 11/15/2028)	1,195,000	1,239,075
5.00%, 10/01/2032 (Callable 10/01/2030)	750,000	787,565
5.00%, 05/15/2033 (Callable 11/15/2028)	2,000,000	2,069,771

The accompanying notes are an integral part of these financial statements.

203

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 10/01/2033 (Callable 10/01/2030)	$1,250,000	$1,309,214
5.00%, 03/01/2034 (Callable 03/01/2027)	905,000	912,563
5.00%, 08/15/2034 (Callable 02/15/2027)	110,000	111,070
3.68% (SOFR + 1.15%), 11/01/2034 (Callable 08/01/2026)	2,900,000	2,909,925
5.00%, 07/01/2035(b)	815,000	886,203
5.00%, 10/01/2035 (Callable 10/01/2030)	1,450,000	1,509,851
5.00%, 07/01/2036(b)	725,000	788,674
4.00%, 12/01/2036 (Callable 12/01/2029)	1,400,000	1,414,311
5.00%, 02/15/2037 (Callable 08/15/2027)	1,000,000	1,003,313
4.13%, 11/15/2037 (Callable 08/01/2026)	300,000	298,111
5.25%, 04/01/2039 (Callable 04/01/2034)	1,180,000	1,255,455
5.25%, 04/01/2043 (Callable 04/01/2034)	1,335,000	1,465,553
1.40%, 08/01/2043 (Callable 07/01/2026)(a)	6,600,000	6,600,000
4.80%, 12/01/2043 (Callable 07/01/2033)(a)(b)(c)	2,750,000	2,848,057
Illinois Housing Development Authority
1.70%, 04/01/2031 (Callable 04/01/2029)	1,300,000	1,176,867
2.90%, 08/01/2031 (Callable 08/01/2026)	1,000,000	978,345
2.15%, 10/01/2041 (Callable 04/01/2030)	915,000	709,609
4.45%, 04/01/2042 (Callable 04/01/2036)	3,500,000	3,531,412
1.65%, 04/01/2045 (Callable 07/01/2026)(a)	500,000	500,000
6.50%, 10/01/2045 (Callable 10/01/2033)	2,375,000	2,708,636
4.50%, 10/01/2052 (Callable 10/01/2030)	890,000	910,770
5.25%, 04/01/2053 (Callable 10/01/2032)	3,855,000	4,103,324
6.25%, 10/01/2054 (Callable 10/01/2032)	3,275,000	3,633,191
6.25%, 04/01/2056 (Callable 10/01/2033)	3,995,000	4,512,101
6.25%, 10/01/2056	1,900,000	2,150,948
6.50%, 10/01/2056	5,000,000	5,747,851
Illinois Sports Facilities Authority
5.00%, 06/15/2030	1,500,000	1,578,770
5.00%, 06/15/2030 (Callable 06/15/2029)	2,595,000	2,732,589

	Par	Value
5.00%, 06/15/2031	$2,025,000	$2,149,848
5.25%, 06/15/2031 (Callable 07/27/2026)	600,000	612,933
Illinois State Toll Highway Authority, 5.00%, 01/01/2042 (Callable 01/01/2028)	7,590,000	7,749,250
Iroquois County Community Unit School District No 124 Milford
5.00%, 12/01/2031	1,025,000	1,104,538
5.00%, 12/01/2033	985,000	1,079,933
Joliet Park District
5.00%, 02/01/2028	200,000	206,502
5.00%, 02/01/2029	200,000	209,930
5.00%, 02/01/2030	245,000	261,079
5.00%, 02/01/2031	360,000	388,079
5.00%, 02/01/2032	200,000	218,028
Joliet Regional Port District
5.25%, 12/30/2038 (Callable 12/30/2035)	1,085,000	1,215,374
5.25%, 12/30/2039 (Callable 12/30/2035)	1,140,000	1,278,583
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 4.00%, 01/01/2037 (Callable 01/01/2027)	2,000,000	2,002,264
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2027 (Callable 08/01/2026)	415,000	415,078
Knox & Warren Counties Community Unit School District No 205 Galesburg, 5.50%, 12/01/2037 (Callable 12/01/2027)	3,000,000	3,080,369
Lake County Consolidated High School District No 120 Mundelein, 5.50%, 12/01/2039 (Callable 12/01/2032)	760,000	843,040
Lockport Township Fire Protection District
5.25%, 01/01/2043 (Callable 01/01/2035)	970,000	1,065,140
5.25%, 01/01/2044 (Callable 01/01/2035)	525,000	573,090
5.25%, 01/01/2045 (Callable 01/01/2035)	575,000	623,579
5.00%, 01/01/2047 (Callable 01/01/2035)	1,025,000	1,067,813
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2032 (Callable 02/01/2030)	575,000	625,637
5.50%, 02/01/2034 (Callable 02/01/2030)	600,000	649,981
5.50%, 02/01/2035 (Callable 02/01/2030)	570,000	616,293

The accompanying notes are an integral part of these financial statements.

204

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry
5.00%, 12/01/2036 (Callable 12/01/2034)	$685,000	$759,260
5.00%, 12/01/2037 (Callable 12/01/2034)	580,000	640,364
5.00%, 12/01/2038 (Callable 12/01/2034)	830,000	911,820
5.00%, 12/01/2040 (Callable 12/01/2034)	855,000	930,534
5.00%, 12/01/2041 (Callable 12/01/2034)	475,000	514,266
McLean County Community Unit School District No 19 Ridgeview
5.00%, 12/01/2038 (Callable 12/01/2034)	360,000	395,762
5.25%, 12/01/2040 (Callable 12/01/2034)	1,075,000	1,194,936
McLean County Community Unit School District No 3 Tri-Valley, 3.95%, 12/01/2045 (Callable 08/01/2026)(a)(d)	4,330,000	4,330,359
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2027(e)	5,400,000	5,254,442
5.50%, 06/15/2029	540,000	562,777
0.00%, 12/15/2034(e)	2,000,000	1,475,456
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2042 (Callable 12/01/2034)	2,250,000	2,472,781
Niles Park District, 3.00%, 12/01/2032 (Callable 08/01/2026)	570,000	568,825
Northeastern Illinois University, 5.75%, 07/01/2045 (Callable 07/01/2035)	650,000	703,770
Northern Illinois University
5.00%, 04/01/2030	450,000	478,907
5.00%, 10/01/2031 (Callable 04/01/2031)	450,000	481,210
4.00%, 10/01/2032 (Callable 04/01/2031)	650,000	659,958
5.00%, 04/01/2036 (Callable 04/01/2034)	500,000	542,450
5.00%, 04/01/2037 (Callable 04/01/2034)	600,000	647,857
Pekin Park District, 4.00%, 12/15/2039 (Callable 12/15/2027)	500,000	439,438
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2032 (Callable 11/01/2026)	1,935,000	1,947,667

	Par	Value
5.00%, 11/01/2035 (Callable 11/01/2026)	$1,430,000	$1,437,495
Regional Transportation Authority, 5.00%, 06/01/2034 (Callable 08/01/2026)	1,000,000	1,001,301
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)	125,000	136,361
5.00%, 01/01/2041 (Callable 01/01/2035)	1,505,000	1,618,658
5.00%, 01/01/2043 (Callable 01/01/2035)	1,000,000	1,064,851
5.00%, 01/01/2044 (Callable 01/01/2035)	500,000	529,270
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, 5.00%, 12/01/2036 (Callable 12/01/2029)	100,000	105,149
Southern Illinois University, 4.00%, 04/01/2030	1,575,000	1,624,346
Southwestern Illinois Development Authority, 5.00%, 12/01/2042 (Callable 12/01/2035)	700,000	759,608
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2032	300,000	328,682
5.00%, 01/01/2033	260,000	287,735
5.00%, 01/01/2034	275,000	306,780
5.00%, 01/01/2035 (Callable 01/01/2034)	990,000	1,128,858
5.00%, 01/01/2035 (Callable 01/01/2034)	250,000	277,400
5.00%, 01/01/2036 (Callable 01/01/2034)	265,000	302,169
5.00%, 01/01/2036 (Callable 01/01/2034)	225,000	248,234
5.00%, 01/01/2037 (Callable 01/01/2034)	225,000	256,559
5.00%, 01/01/2040 (Callable 01/01/2036)	800,000	874,414
5.00%, 01/01/2041 (Callable 01/01/2036)	1,275,000	1,379,958
Upper Illinois River Valley Development Authority
5.00%, 12/01/2028	75,000	77,812
4.00%, 01/01/2031 (Callable 01/01/2027)(c)	200,000	197,433
Village of Bradley IL
5.00%, 12/15/2040 (Callable 12/15/2034)	1,445,000	1,570,207
5.00%, 12/15/2041 (Callable 12/15/2034)	690,000	747,415
5.00%, 12/15/2042 (Callable 12/15/2034)	1,050,000	1,136,700

The accompanying notes are an integral part of these financial statements.

205

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Village of Deerfield IL, 2.00%, 12/01/2031 (Callable 12/01/2030)	$1,000,000	$905,760
Village of Elk Grove Village IL, 5.00%, 01/01/2036 (Callable 01/01/2027)	1,000,000	1,008,695
Village of Gilberts IL Special Service Area No 24, 5.38%, 03/01/2034 (Callable 08/01/2026)	750,790	512,241
Village of Rantoul IL, 5.00%, 01/01/2045 (Callable 01/01/2035)	1,020,000	1,081,979
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	7,000,000	7,293,973
Wauconda Special Service Area No 1, 5.00%, 03/01/2033 (Callable 07/22/2026)	3,510,000	3,513,083
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2028(e)	310,000	295,174
0.00%, 01/01/2032(e)	125,000	102,433
4.00%, 01/01/2034 (Callable 01/01/2029)	150,000	151,104
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2036 (Callable 01/15/2034)	330,000	365,046
5.00%, 01/15/2037 (Callable 01/15/2034)	350,000	384,443
5.00%, 01/15/2038 (Callable 01/15/2034)	365,000	398,801
5.00%, 01/15/2039 (Callable 01/15/2034)	190,000	207,051
5.00%, 01/15/2040 (Callable 01/15/2034)	200,000	216,388
5.00%, 01/15/2041 (Callable 01/15/2034)	215,000	231,579
5.00%, 01/15/2042 (Callable 01/15/2034)	220,000	235,985
Will County School District No 114 Manhattan, 5.50%, 09/01/2052 (Callable 01/01/2033)	3,000,000	3,158,572
Will County Township High School District No 204 Joliet, 4.00%, 01/01/2037 (Callable 01/01/2027)	105,000	105,227
Will Grundy Etc Counties Community College District No 525, 4.00%, 06/01/2031 (Callable 06/01/2027)	1,270,000	1,280,745
		235,084,022

	Par	Value
Indiana - 2.9%
Borden-Henryville Multi-School Building Corp.
5.00%, 07/15/2035 (Callable 07/15/2034)	$220,000	$247,588
5.00%, 07/15/2036 (Callable 07/15/2034)	180,000	201,392
5.00%, 07/15/2037 (Callable 07/15/2034)	230,000	255,708
5.00%, 07/15/2041 (Callable 07/15/2034)	240,000	260,093
5.00%, 07/15/2042 (Callable 07/15/2034)	275,000	296,724
5.00%, 07/15/2045 (Callable 07/15/2034)	1,500,000	1,589,809
Brownsburg 1999 School Building Corp., 5.50%, 07/15/2040 (Callable 07/15/2031)	3,000,000	3,260,518
City of Elkhart IN Redevelopment District, 4.00%, 08/01/2028 (Callable 08/01/2026)	200,000	200,087
City of Indianapolis Department of Public Utilities Water System Revenue, 5.00%, 10/01/2037 (Callable 10/01/2026)	1,350,000	1,357,425
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 08/01/2026)	1,630,000	1,629,950
Evansville Redevelopment Authority, 4.00%, 02/01/2033 (Callable 02/01/2027)	1,000,000	1,002,609
Fishers Town Hall Building Corp., 5.50%, 07/15/2038 (Callable 07/15/2032)	140,000	156,476
Gary Chicago International Airport Authority
5.00%, 02/01/2032	225,000	244,913
5.00%, 02/01/2033	330,000	362,488
5.00%, 02/01/2034	370,000	409,443
5.00%, 02/01/2035	390,000	434,009
5.00%, 02/01/2036 (Callable 02/01/2035)	325,000	359,952
Greater Clark Building Corp.
5.00%, 07/15/2037 (Callable 07/15/2035)	370,000	415,761
5.00%, 07/15/2037 (Callable 07/15/2035)	300,000	337,104
5.00%, 07/15/2039 (Callable 07/15/2035)	450,000	498,520
5.00%, 07/15/2041 (Callable 07/15/2035)	480,000	524,392
Griffith Multi-School Building Corp., 5.00%, 07/15/2036 (Callable 07/15/2034)	710,000	789,084

The accompanying notes are an integral part of these financial statements.

206

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Hammond Local Public Improvement Bond Bank
4.63%, 07/15/2029 (Callable 07/15/2028)(c)	$595,000	$597,447
5.50%, 07/15/2036 (Callable 07/15/2030)	1,500,000	1,576,456
Indiana Finance Authority
5.00%, 09/15/2026	1,015,000	1,017,134
5.00%, 04/01/2028	870,000	892,216
5.00%, 10/01/2029 (Callable 10/01/2027)	685,000	685,432
5.00%, 02/01/2037 (Callable 02/01/2029)	4,000,000	4,188,573
5.75%, 06/01/2037 (Callable 12/01/2033)	600,000	684,250
5.75%, 06/01/2038 (Callable 12/01/2033)	635,000	721,267
5.75%, 06/01/2039 (Callable 12/01/2033)	670,000	757,765
5.00%, 06/01/2040 (Callable 12/01/2028)	1,000,000	1,022,796
5.75%, 06/01/2040 (Callable 12/01/2033)	710,000	799,740
5.00%, 09/15/2041 (Callable 09/15/2036)	1,750,000	1,823,848
5.25%, 09/01/2042 (Callable 09/01/2035)	700,000	776,437
5.25%, 09/01/2043 (Callable 09/01/2035)	740,000	818,473
5.25%, 09/01/2044 (Callable 09/01/2035)	780,000	856,670
5.75%, 06/01/2048 (Callable 12/01/2033)	1,630,000	1,762,235
5.00%, 10/01/2064 (Callable 10/01/2028)(a)	3,580,000	3,805,216
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	1,150,000	1,154,678
Indiana Housing & Community Development Authority
2.90%, 03/01/2029 (Callable 03/01/2028)(a)	1,630,000	1,629,145
4.55%, 11/01/2041	3,560,000	3,687,725
Indiana Municipal Power Agency, 5.00%, 01/01/2042 (Callable 07/01/2026)	7,000,000	7,000,000
Indiana Secondary Market for Education Loans, Inc.
5.00%, 06/01/2030(b)	1,040,000	1,083,647
5.00%, 06/01/2031(b)	1,125,000	1,178,945
5.00%, 06/01/2032(b)	900,000	946,876
5.00%, 06/01/2034(b)	560,000	590,601
4.00%, 06/01/2046 (Callable 06/01/2034)(b)	1,845,000	1,802,170

	Par	Value
Indiana University, 5.00%, 06/01/2041 (Callable 06/01/2027)	$7,500,000	$7,623,909
Lake Ridge Multi-School Building Corp., 5.50%, 07/15/2036 (Callable 07/15/2032)	2,915,000	3,256,001
Lawrence Township School Building Corp., 2.25%, 07/15/2038 (Callable 07/15/2030)	2,000,000	1,625,952
Merrillville Redevelopment Authority
5.00%, 07/15/2036 (Callable 07/15/2035)	435,000	480,063
5.00%, 07/15/2036 (Callable 07/15/2035)	355,000	391,776
5.00%, 07/15/2037 (Callable 07/15/2035)	460,000	503,765
5.00%, 07/15/2037 (Callable 07/15/2035)	370,000	405,202
5.00%, 07/15/2038 (Callable 07/15/2035)	485,000	529,065
5.00%, 07/15/2038 (Callable 07/15/2035)	385,000	419,979
5.00%, 07/15/2039 (Callable 07/15/2035)	1,015,000	1,103,200
5.00%, 07/15/2039 (Callable 07/15/2035)	815,000	885,821
5.00%, 07/15/2040 (Callable 07/15/2035)	1,065,000	1,147,632
New Albany-Floyd County School Building Corp., 5.00%, 07/15/2040 (Callable 07/15/2034)	3,970,000	4,343,382
Noblesville Community Development Corp., 5.00%, 08/01/2038 (Callable 02/01/2034)	2,300,000	2,519,063
Noblesville Redevelopment Authority, 5.50%, 07/15/2043 (Callable 07/15/2031)	100,000	108,382
Perry Township Schools/Marion County IN
5.00%, 01/15/2027	1,750,000	1,772,020
5.00%, 07/15/2027	1,800,000	1,845,916
5.00%, 01/15/2028	1,200,000	1,244,956
Plainfield Redevelopment Authority
3.13%, 08/01/2029 (Callable 08/01/2026)	745,000	730,671
5.00%, 02/01/2030	220,000	234,446
3.13%, 08/01/2030 (Callable 08/01/2026)	770,000	752,189
3.25%, 08/01/2032 (Callable 08/01/2026)	145,000	141,109
Salem Elementary School Building Corp./IN, 4.38%, 07/15/2032 (Callable 07/15/2031)	1,495,000	1,535,569
Shelbyville Redevelopment Authority, 3.00%, 08/01/2030 (Callable 02/01/2029)	860,000	840,184

The accompanying notes are an integral part of these financial statements.

207

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Town of Plainfield IN Redevelopment District, 3.00%, 07/01/2031 (Callable 07/01/2027)	$435,000	$433,720
West Lafayette School Building Corp., 5.00%, 01/15/2038 (Callable 07/15/2028)	1,000,000	1,033,015
Westfield Redevelopment Authority, 5.00%, 01/01/2043 (Callable 07/01/2031)	1,550,000	1,626,206
Westfield-Washington Multi-School Building Corp.
5.00%, 07/15/2035 (Callable 07/15/2034)	580,000	650,985
5.00%, 07/15/2036 (Callable 07/15/2034)	750,000	836,891
5.00%, 07/15/2037 (Callable 07/15/2034)	1,625,000	1,801,808
5.00%, 07/15/2037 (Callable 07/15/2034)	1,535,000	1,702,016
5.00%, 07/15/2037 (Callable 07/15/2034)	800,000	887,044
5.00%, 07/15/2038 (Callable 07/15/2034)	2,335,000	2,571,226
5.00%, 07/15/2038 (Callable 07/15/2034)	1,700,000	1,871,985
5.00%, 07/15/2038 (Callable 07/15/2034)	400,000	440,467
5.00%, 07/15/2039 (Callable 07/15/2034)	500,000	548,032
Whitestown Redevelopment Authority
5.00%, 08/01/2035	690,000	784,251
5.00%, 08/01/2036 (Callable 08/01/2035)	650,000	731,297
5.00%, 08/01/2037 (Callable 08/01/2035)	725,000	810,037
5.00%, 08/01/2038 (Callable 08/01/2035)	550,000	611,192
		108,474,211
Iowa - 1.2%
City of Bondurant IA, 5.00%, 06/01/2044 (Callable 06/01/2033)	4,000,000	4,167,141
City of Coralville IA, 4.50%, 06/01/2032 (Callable 08/01/2026)	2,000,000	1,982,082
City of Le Mars IA Water Revenue
5.00%, 06/01/2038 (Callable 06/01/2033)	1,425,000	1,540,110
5.00%, 06/01/2039 (Callable 06/01/2033)	1,500,000	1,615,389
5.00%, 06/01/2040 (Callable 06/01/2033)	1,575,000	1,689,545
5.00%, 06/01/2043 (Callable 06/01/2033)	1,480,000	1,572,641

	Par	Value
City of Stuart IA, 5.00%, 06/01/2039 (Callable 06/01/2032)	$575,000	$593,811
County of Polk IA, 5.00%, 06/01/2037 (Callable 06/01/2032)(b)	2,595,000	2,775,506
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(c)	1,000,000	902,306
6.00%, 11/01/2042 (Callable 11/01/2041)(c)	4,500,000	4,591,226
5.25%, 07/01/2046 (Callable 07/01/2033)(c)	1,380,000	1,415,285
4.00%, 07/01/2047 (Callable 07/01/2028)	100,000	101,170
3.25%, 07/01/2050 (Callable 07/01/2029)	75,000	74,626
5.50%, 07/01/2053 (Callable 01/01/2033)	2,050,000	2,164,695
Iowa Higher Education Loan Authority
5.00%, 10/01/2026	750,000	752,940
5.00%, 12/01/2041 (Callable 12/01/2026)	3,000,000	3,012,553
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2027(b)	580,000	595,754
5.00%, 12/01/2028(b)	580,000	603,661
5.00%, 12/01/2029(b)	500,000	527,697
5.00%, 12/01/2030(b)	950,000	1,008,002
5.00%, 12/01/2031(b)	1,000,000	1,064,779
Keokuk Municipal Water Works
4.00%, 04/01/2033 (Callable 04/01/2032)	245,000	249,205
4.00%, 04/01/2034 (Callable 04/01/2032)	255,000	258,515
4.25%, 04/01/2037 (Callable 04/01/2032)	170,000	171,717
4.35%, 04/01/2038 (Callable 04/01/2032)	470,000	475,173
4.50%, 04/01/2040 (Callable 04/01/2032)	535,000	540,628
Linn-Mar Community School District, 4.00%, 06/01/2034 (Callable 06/01/2031)	3,505,000	3,619,890
PEFA, Inc.
5.00%, 04/01/2027	1,610,000	1,628,705
5.00%, 04/01/2035 (Callable 01/01/2035)	4,000,000	4,264,673
5.00%, 09/01/2049 (Callable 09/01/2026)(a)	1,410,000	1,414,965
		45,374,390
Kansas - 1.0%
Cherokee County Unified School District No 404 Riverton
5.00%, 09/01/2037 (Callable 09/01/2035)	310,000	343,095

The accompanying notes are an integral part of these financial statements.

208

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kansas - (Continued)
5.00%, 09/01/2039 (Callable 09/01/2035)	$290,000	$315,943
5.00%, 09/01/2041 (Callable 09/01/2035)	450,000	487,307
5.00%, 09/01/2043 (Callable 09/01/2035)	500,000	536,839
City of Andover KS, 3.50%, 10/01/2028 (Callable 04/01/2027)	8,000,000	8,019,836
City of Chanute KS
5.00%, 11/01/2035 (Callable 11/01/2034)	220,000	234,466
5.00%, 11/01/2038 (Callable 11/01/2034)	255,000	264,511
5.25%, 11/01/2046 (Callable 11/01/2034)	530,000	539,177
5.50%, 11/01/2051 (Callable 11/01/2034)	400,000	410,515
City of Goddard KS, 4.00%, 10/01/2026 (Callable 08/01/2026)	3,000,000	3,002,727
City of Maize KS, 4.00%, 10/01/2027 (Callable 08/01/2026)	1,505,000	1,505,006
City of Manhattan KS, 3.75%, 06/01/2031 (Callable 11/01/2027)	1,000,000	1,001,044
City of Wichita KS
3.15%, 02/01/2030 (Callable 06/01/2028)(a)	3,850,000	3,863,915
5.88%, 05/15/2050 (Callable 05/15/2031)	1,065,000	1,065,978
City of Wichita KS Water & Sewer Utility Revenue, 3.50%, 10/01/2028 (Callable 08/01/2026)	1,440,000	1,440,218
Johnson & Miami Counties Unified School District No 230 Spring Hills, 4.00%, 09/01/2032 (Callable 09/01/2027)	1,000,000	1,008,639
Miami County Unified School District No 367 Osawatomie
5.25%, 09/01/2037 (Callable 09/01/2034)	250,000	276,521
5.25%, 09/01/2038 (Callable 09/01/2034)	310,000	341,899
5.25%, 09/01/2039 (Callable 09/01/2034)	485,000	532,785
University of Kansas Hospital Authority, 1.40%, 03/01/2056 (Callable 07/01/2026)(a)	5,000,000	5,000,000
Wyandotte County-Kansas City Unified Government
0.00%, 12/01/2027(e)	170,000	161,252
5.50%, 03/01/2046 (Callable 03/01/2031)(c)	2,500,000	2,528,451

	Par	Value
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.00%, 09/01/2036 (Callable 09/01/2026)	$3,000,000	$3,007,969
		35,888,093
Kentucky - 2.0%
City of Columbia KY, 3.25%, 12/01/2028	50,000	48,794
County of Trimble KY
3.75%, 06/01/2033 (Callable 06/01/2027)	1,905,000	1,907,036
4.70%, 06/01/2054 (Callable 03/03/2027)(a)(b)	2,000,000	2,017,311
Garrard County School District Finance Corp.
5.00%, 08/01/2036 (Callable 08/01/2031)	1,220,000	1,311,543
5.00%, 08/01/2037 (Callable 08/01/2031)	1,000,000	1,069,066
Jefferson County School District Finance Corp., 2.00%, 06/01/2033 (Callable 06/01/2028)	3,170,000	2,792,402
Kenton County Airport Board
5.00%, 01/01/2032(b)	1,750,000	1,910,927
5.00%, 01/01/2033(b)	3,225,000	3,547,350
5.25%, 01/01/2041 (Callable 01/01/2034)(b)	1,790,000	1,942,054
Kentucky Bond Development Corp.
5.00%, 07/01/2034	585,000	651,953
5.00%, 07/01/2035	700,000	784,394
5.00%, 07/01/2036	850,000	955,394
5.00%, 07/01/2037 (Callable 07/01/2036)	1,000,000	1,115,446
4.75%, 07/01/2056 (Callable 07/01/2036)	2,000,000	1,982,497
Kentucky Economic Development Finance Authority
5.00%, 07/01/2028 (Callable 08/01/2026)	2,335,000	2,338,547
5.00%, 06/01/2030 (Callable 06/01/2027)	50,000	50,505
5.00%, 08/15/2036 (Callable 08/15/2027)	2,940,000	2,992,734
5.00%, 06/01/2037 (Callable 06/01/2027)	745,000	747,701
5.00%, 07/01/2040 (Callable 08/01/2026)	1,290,000	1,290,962
5.00%, 08/15/2041 (Callable 08/15/2027)	325,000	329,328
Kentucky Housing Corp.
3.15%, 05/01/2030 (Callable 05/01/2028)(a)	1,500,000	1,504,435
6.25%, 07/01/2056 (Callable 07/01/2034)	3,000,000	3,406,488

The accompanying notes are an integral part of these financial statements.

209

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - (Continued)
Kentucky Municipal Power Agency, 5.00%, 09/01/2029 (Callable 07/27/2026)	$1,000,000	$1,001,730
Kentucky Public Energy Authority
5.00%, 12/01/2027	700,000	718,131
5.00%, 06/01/2029	700,000	729,524
5.00%, 12/01/2029 (Callable 09/01/2029)	1,000,000	1,045,591
5.00%, 12/01/2032	2,000,000	2,061,356
5.00%, 05/01/2036 (Callable 02/01/2036)	7,000,000	7,374,845
5.25%, 06/01/2055 (Callable 09/01/2029)(a)	5,265,000	5,578,338
Kentucky State Property & Building Commission
5.00%, 11/01/2028 (Callable 11/01/2026)	200,000	201,712
5.00%, 04/01/2037 (Callable 04/01/2027)	2,000,000	2,024,856
5.00%, 04/01/2038 (Callable 04/01/2027)	2,500,000	2,530,946
Lexington-Fayette Urban County Airport Board, 5.00%, 07/01/2038 (Callable 07/01/2033)	320,000	346,850
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2029 (Callable 10/01/2026)	1,775,000	1,783,030
5.00%, 10/01/2033 (Callable 10/01/2026)	2,400,000	2,408,943
Morehead State University, 5.00%, 04/01/2028 (Callable 08/01/2026)	455,000	455,848
Rural Water Financing Agency
2.63%, 08/01/2028 (Callable 08/01/2026)	1,000,000	988,823
2.88%, 08/01/2028 (Callable 02/01/2027)	5,000,000	4,969,114
University of Louisville
5.00%, 03/01/2033 (Callable 09/01/2026)	1,200,000	1,202,615
5.00%, 03/01/2034 (Callable 09/01/2026)	2,120,000	2,124,303
4.50%, 03/01/2035 (Callable 09/01/2026)	595,000	595,762
4.50%, 03/01/2036 (Callable 09/01/2026)	1,645,000	1,646,831
		74,486,015
Louisiana - 0.7%
City of Shreveport LA
5.00%, 03/01/2034	625,000	694,023
5.00%, 03/01/2035	350,000	391,475

	Par	Value
5.25%, 03/01/2036 (Callable 03/01/2035)	$325,000	$370,014
City of Shreveport LA Water & Sewer Revenue
5.00%, 12/01/2032 (Callable 12/01/2028)	880,000	908,250
5.00%, 12/01/2036 (Callable 12/01/2027)	1,400,000	1,431,460
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	2,220,000	2,253,351
3.20%, 08/01/2029 (Callable 08/01/2028)(a)	1,200,000	1,204,595
5.00%, 07/01/2046(a)	1,500,000	1,500,000
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 07/01/2029	1,030,000	1,089,455
3.02%, 04/01/2031 (Callable 08/01/2026)(c)	833,000	833,084
5.00%, 07/01/2031	1,145,000	1,245,941
Louisiana Public Facilities Authority
5.25%, 10/01/2029	735,000	769,891
5.00%, 05/15/2033 (Callable 05/15/2030)	350,000	371,382
5.00%, 07/01/2039 (Callable 07/01/2035)	700,000	778,836
5.00%, 07/01/2040 (Callable 07/01/2035)	700,000	774,446
5.00%, 07/01/2041 (Callable 07/01/2035)	1,075,000	1,183,625
New Orleans Aviation Board
5.00%, 01/01/2029 (Callable 01/01/2027)(b)	750,000	756,875
5.00%, 01/01/2033 (Callable 01/01/2028)	1,930,000	1,984,488
5.00%, 01/01/2034 (Callable 01/01/2028)	2,400,000	2,465,259
Parish of Terrebonne LA Sales & Use Tax Revenue, 0.00%, 04/01/2036(e)	2,680,000	1,857,452
Port New Orleans Board of Commissioners, 5.00%, 04/01/2036 (Callable 04/01/2028)(b)	2,220,000	2,263,481
St Tammany Parish Hospital Service District No 1, 5.00%, 07/01/2034 (Callable 07/01/2028)	1,520,000	1,568,431
		26,695,814
Maine - 0.2%
Finance Authority of Maine, 5.00%, 12/01/2026(b)	200,000	201,435
Maine Governmental Facilities Authority, 5.00%, 10/01/2041 (Callable 10/01/2034)	1,500,000	1,651,659

The accompanying notes are an integral part of these financial statements.

210

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maine - (Continued)
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	$100,000	$100,000
5.00%, 07/01/2034 (Callable 07/01/2030)	960,000	1,028,504
5.00%, 07/01/2035 (Callable 07/01/2030)	1,510,000	1,614,536
5.00%, 07/01/2036 (Callable 07/01/2030)	1,615,000	1,718,251
5.00%, 07/01/2037 (Callable 07/01/2030)	350,000	370,549
Maine State Housing Authority, 5.00%, 11/15/2052 (Callable 11/15/2031)	580,000	599,882
		7,284,816
Maryland - 0.9%
City of Baltimore MD
5.00%, 07/01/2030 (Callable 01/01/2027)	3,000,000	3,027,742
5.00%, 07/01/2032 (Callable 08/01/2026)	2,220,000	2,223,692
5.00%, 07/01/2033 (Callable 08/01/2026)	1,000,000	1,001,610
5.00%, 07/01/2036 (Callable 01/01/2027)	3,000,000	3,021,335
5.00%, 07/01/2041 (Callable 01/01/2027)	790,000	792,574
Howard County Housing Commission, 4.13%, 12/01/2043 (Callable 12/01/2033)	2,325,000	2,323,752
Maryland Community Development Administration
0.55%, 09/01/2026	555,000	551,422
3.75%, 03/01/2050 (Callable 03/01/2029)	930,000	931,420
Maryland Economic Development Corp., 5.00%, 06/01/2030 (Callable 06/01/2028)	100,000	103,479
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2027	400,000	407,908
5.00%, 07/01/2041 (Callable 07/01/2035)	400,000	438,748
Maryland Stadium Authority, 5.00%, 05/01/2036 (Callable 05/01/2028)	2,315,000	2,392,375
Maryland State Transportation Authority, 5.00%, 07/01/2046 (Callable 07/01/2031)	1,695,000	1,776,123
Montgomery County Housing Opportunities Commission, 5.75%, 01/01/2058 (Callable 01/01/2034)	1,145,000	1,248,243

	Par	Value
State of Maryland, 3.00%, 08/01/2032 (Callable 08/01/2027)	$10,000,000	$9,970,183
Washington Suburban Sanitary Commission, 1.40%, 06/01/2027 (Callable 07/01/2026)(a)	2,000,000	2,000,000
		32,210,606
Massachusetts - 1.2%
Commonwealth of Massachusetts
5.00%, 12/01/2038 (Callable 12/01/2026)	2,680,000	2,701,955
5.25%, 04/01/2047 (Callable 04/01/2027)	5,500,000	5,566,965
Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 06/01/2042 (Callable 06/01/2027)	3,430,000	3,483,751
Massachusetts Development Finance Agency
3.98%, 10/01/2030	115,000	111,149
5.00%, 07/01/2035 (Callable 07/02/2026)	2,000,000	2,000,000
5.00%, 07/01/2035 (Callable 07/01/2027)	2,225,000	2,235,825
4.00%, 02/15/2036	6,000,000	6,504,910
5.00%, 07/01/2036 (Callable 08/01/2026)	8,360,000	8,365,695
5.00%, 07/01/2037 (Callable 07/22/2026)	1,470,000	1,471,020
5.00%, 07/01/2044 (Callable 07/01/2027)	575,000	577,457
Massachusetts Educational Financing Authority
4.25%, 07/01/2032(b)	1,000,000	1,012,827
2.00%, 07/01/2037 (Callable 07/01/2031)(b)	1,825,000	1,515,462
Massachusetts School Building Authority
5.00%, 02/15/2044 (Callable 02/15/2029)	3,545,000	3,678,879
5.25%, 02/15/2048 (Callable 02/15/2028)	1,925,000	1,965,969
University of Massachusetts Building Authority, 5.25%, 11/01/2042 (Callable 11/01/2027)	2,700,000	2,768,482
		43,960,346
Michigan - 1.8%
Bay City School District/MI
5.00%, 11/01/2038 (Callable 05/01/2036)	1,960,000	2,181,331
5.00%, 11/01/2039 (Callable 05/01/2036)	1,940,000	2,142,357
Betsie Lake Utilities Authority, 5.50%, 09/01/2054 (Callable 03/01/2035)	1,110,000	1,145,601

The accompanying notes are an integral part of these financial statements.

211

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
Charter Township of Lansing MI, 2.75%, 05/01/2028 (Callable 08/01/2026)	$265,000	$260,257
City of Detroit MI, 6.00%, 05/01/2039 (Callable 05/01/2033)	1,000,000	1,133,227
City of Wyandotte MI Electric System Revenue, 5.00%, 10/01/2035 (Callable 08/01/2026)	1,705,000	1,707,708
Elkton-Pigeon-Bay Port Laker Schools
5.00%, 05/01/2042 (Callable 05/01/2035)	500,000	545,497
5.00%, 05/01/2043 (Callable 05/01/2035)	350,000	381,227
Flint Hospital Building Authority, 5.00%, 07/01/2029	130,000	134,110
Grand Rapids Public Schools, 5.00%, 11/01/2040 (Callable 05/01/2029)	1,800,000	1,861,671
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2036 (Callable 07/02/2026)	3,500,000	3,500,000
Holly Area School District
5.00%, 05/01/2039 (Callable 05/01/2035)	175,000	197,191
5.00%, 05/01/2040 (Callable 05/01/2035)	155,000	173,823
5.00%, 05/01/2041 (Callable 05/01/2035)	345,000	384,269
5.00%, 05/01/2042 (Callable 05/01/2035)	365,000	404,330
Howell Public Schools
5.00%, 05/01/2036 (Callable 05/01/2035)	800,000	918,948
5.00%, 05/01/2037 (Callable 05/01/2035)	750,000	852,440
MBS International Airport Revenue, 6.00%, 06/01/2045 (Callable 06/01/2035)(b)	1,000,000	1,043,643
Michigan Finance Authority
5.25%, 02/01/2027	395,000	397,569
4.00%, 01/01/2028 (Callable 04/01/2027)	5,000,000	5,007,570
5.00%, 08/31/2028	490,000	510,369
5.50%, 11/01/2028 (Callable 11/01/2026)	675,000	683,552
5.00%, 02/28/2029	400,000	419,806
5.00%, 08/31/2029	500,000	528,662
5.25%, 02/01/2032 (Callable 02/01/2027)	100,000	100,360
5.00%, 05/15/2032 (Callable 08/01/2026)	2,000,000	2,007,185

	Par	Value
5.00%, 05/15/2033 (Callable 08/01/2026)	$1,265,000	$1,269,569
5.00%, 12/01/2034 (Callable 12/01/2027)	1,550,000	1,590,975
5.00%, 12/01/2037 (Callable 12/01/2027)	3,110,000	3,182,418
5.00%, 11/15/2041 (Callable 11/15/2026)	1,000,000	1,004,647
5.00%, 11/01/2043 (Callable 11/01/2028)	2,050,000	2,110,202
Michigan State Housing Development Authority
4.00%, 09/01/2028(a)	2,000,000	2,024,885
3.70%, 04/01/2030 (Callable 07/22/2026)	2,335,000	2,335,148
6.00%, 06/01/2054 (Callable 06/01/2033)	4,220,000	4,555,582
Michigan State University, 5.00%, 02/15/2044 (Callable 02/15/2029)	2,000,000	2,071,926
Michigan Strategic Fund
4.13%, 08/01/2027(b)	300,000	302,128
5.00%, 06/30/2032 (Callable 12/31/2028)(b)	1,350,000	1,389,573
4.25%, 10/01/2036 (Callable 10/01/2031)(c)	2,870,000	2,907,977
4.25%, 12/31/2038 (Callable 12/31/2028)(b)	3,000,000	3,006,646
5.00%, 12/31/2043 (Callable 12/31/2028)(b)	100,000	101,078
Northview Public Schools, 3.00%, 11/01/2031 (Callable 05/01/2030)	1,000,000	994,452
Oakland University
5.00%, 07/01/2026	790,000	790,000
5.00%, 07/01/2031 (Callable 01/01/2027)	1,520,000	1,521,826
Van Dyke Public Schools, 5.25%, 05/01/2040 (Callable 05/01/2035)	3,730,000	4,223,186
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	435,000	452,231
Wayne County Airport Authority
5.00%, 12/01/2029 (Callable 12/01/2027)(b)	295,000	302,817
5.00%, 12/01/2034(b)	600,000	665,155
5.00%, 12/01/2035(b)	700,000	780,104
		66,205,228
Minnesota - 1.0%
City of Center City MN, 4.00%, 11/01/2031 (Callable 11/01/2027)	245,000	252,229
City of Coon Rapids MN, 5.60%, 12/01/2039	1,729,265	1,976,707

The accompanying notes are an integral part of these financial statements.

212

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
City of Maple Grove MN, 5.00%, 05/01/2031 (Callable 05/01/2027)	$500,000	$503,940
City of Minneapolis MN
5.00%, 11/15/2035 (Callable 11/15/2028)	2,000,000	2,077,202
5.00%, 11/15/2053 (Callable 11/15/2029)(a)	1,865,000	2,004,293
City of Virginia MN
5.00%, 12/15/2026 (Callable 07/18/2026)	5,110,000	5,115,168
5.00%, 02/01/2029	355,000	361,379
4.25%, 02/01/2031	425,000	431,931
County of Hennepin MN, 5.00%, 12/15/2039 (Callable 12/15/2028)	2,500,000	2,610,224
County of Washington MN, 2.38%, 02/01/2035 (Callable 02/01/2028)	1,550,000	1,409,533
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.61%, 08/25/2041 (Callable 08/25/2041)(a)	2,971,743	3,083,342
Fridley Independent School District No 14, 4.00%, 09/30/2026	3,750,000	3,756,091
Housing & Redevelopment Authority of The City of St Paul Minnesota, 4.00%, 09/01/2031 (Callable 08/01/2026)	380,000	377,915
Minnesota Health & Education Facilities Authority, 5.00%, 10/01/2039 (Callable 10/01/2030)	100,000	104,918
Minnesota Housing Finance Agency
5.75%, 07/01/2053 (Callable 01/01/2033)	775,000	819,570
6.25%, 07/01/2054 (Callable 01/01/2033)	825,000	887,996
6.50%, 07/01/2054 (Callable 07/01/2033)	880,000	956,630
Minnesota Municipal Gas Agency
5.00%, 09/01/2032	1,500,000	1,564,661
5.00%, 09/01/2035 (Callable 06/01/2035)	7,000,000	7,304,461
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	1,500,000	1,504,087
		37,102,277
Mississippi - 0.8%
Biloxi Public School District, 5.00%, 04/01/2029 (Callable 08/01/2026)	250,000	250,358
City of Oxford MS, 3.50%, 09/01/2029	40,000	39,125

	Par	Value
County of Hinds MS
4.00%, 08/01/2027	$140,000	$140,030
4.63%, 09/01/2054 (Callable 09/01/2029)(c)	6,200,000	5,972,154
County of Warren MS, 6.00%, 09/01/2035 (Callable 09/01/2033)	1,020,000	1,190,964
Harrison County Utility Authority, 2.15%, 07/01/2038 (Callable 08/01/2026)(c)	1,500,000	1,044,666
Mississippi Development Bank
5.00%, 11/01/2026	780,000	780,444
5.00%, 11/01/2029 (Callable 11/01/2027)	105,000	105,951
5.00%, 06/01/2031 (Callable 06/01/2030)	1,250,000	1,340,292
1.48%, 07/01/2031 (Callable 08/01/2026)(c)	1,310,000	1,199,743
5.00%, 06/01/2032 (Callable 06/01/2030)	1,425,000	1,519,006
5.00%, 06/01/2034 (Callable 06/01/2030)	1,445,000	1,529,970
5.00%, 11/01/2034 (Callable 11/01/2027)	1,830,000	1,872,204
5.00%, 03/01/2036	3,000,000	3,173,467
5.25%, 03/01/2036 (Callable 03/01/2028)	120,000	121,477
3.63%, 11/01/2036 (Callable 11/01/2030)(c)	1,805,000	1,743,982
3.50%, 11/01/2047 (Callable 11/01/2027)	35,000	25,177
Mississippi Home Corp.
3.45%, 12/01/2032	135,000	134,324
3.50%, 06/01/2033 (Callable 12/01/2032)	200,000	200,145
3.55%, 12/01/2033 (Callable 12/01/2032)	415,000	415,811
3.65%, 06/01/2034 (Callable 12/01/2032)	430,000	431,631
3.70%, 12/01/2034 (Callable 12/01/2032)	445,000	447,511
3.75%, 06/01/2035 (Callable 12/01/2032)	285,000	286,973
3.80%, 12/01/2035 (Callable 12/01/2032)	440,000	441,230
6.00%, 06/01/2041 (Callable 06/01/2034)	500,000	569,659
4.00%, 12/01/2043 (Callable 12/01/2026)	5,000	5,008
4.65%, 12/01/2044 (Callable 06/01/2033)	2,000,000	2,028,791
6.00%, 06/01/2046 (Callable 06/01/2034)	1,000,000	1,114,754
State of Mississippi Gaming Tax Revenue
5.00%, 10/15/2035 (Callable 08/01/2026)	1,955,000	1,957,737

The accompanying notes are an integral part of these financial statements.

213

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
5.00%, 10/15/2036 (Callable 10/15/2028)	$1,000,000	$1,032,885
Vicksburg Warren School District, 5.00%, 03/01/2028	270,000	276,150
		31,391,619
Missouri - 2.4%
Boonville School District No R-1
5.00%, 03/01/2042 (Callable 03/01/2029)	1,500,000	1,556,771
5.00%, 03/01/2044 (Callable 03/01/2029)	1,400,000	1,448,673
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	3,500,000	3,502,212
City of Kansas City MO Sanitary Sewer System Revenue, 4.00%, 01/01/2036 (Callable 01/01/2028)	565,000	569,381
City of Sikeston MO
5.00%, 09/01/2031	740,000	793,184
5.00%, 09/01/2032	775,000	836,166
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	110,000	114,602
City of University City MO
5.00%, 04/01/2027	590,000	598,939
5.00%, 04/01/2028	525,000	543,611
5.00%, 04/01/2030	660,000	703,768
5.00%, 04/01/2031	715,000	772,217
5.00%, 04/01/2032	700,000	764,693
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2036 (Callable 04/01/2033)	550,000	605,379
Cole County Reorganized School District No 2, 5.00%, 03/01/2040 (Callable 03/01/2029)	1,150,000	1,192,689
County of Phelps MO, 6.00%, 12/01/2055 (Callable 12/01/2035)	2,500,000	2,665,495
County of Platte MO, 3.00%, 03/01/2027 (Callable 08/01/2026)	200,000	198,201
County of St Louis MO, 2.00%, 12/01/2034 (Callable 12/01/2028)	1,000,000	842,779
Hannibal Industrial Development Authority
5.00%, 10/01/2027	965,000	964,650
5.00%, 10/01/2029 (Callable 10/01/2027)	960,000	967,276
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2027	810,000	810,778
5.00%, 09/01/2027	150,000	151,646

	Par	Value
5.00%, 02/01/2030 (Callable 08/01/2026)	$160,000	$160,127
4.00%, 08/01/2030 (Callable 08/01/2026)	670,000	669,292
5.00%, 05/01/2031	1,195,000	1,253,502
5.00%, 05/01/2031	1,175,000	1,232,523
4.00%, 02/01/2032 (Callable 02/01/2029)	360,000	362,954
5.00%, 02/01/2034 (Callable 07/22/2026)	1,500,000	1,531,712
5.00%, 09/01/2034 (Callable 09/01/2029)	1,315,000	1,320,246
4.00%, 05/01/2035 (Callable 05/01/2033)	730,000	702,598
5.00%, 05/15/2036	3,790,000	3,790,000
5.00%, 09/01/2038 (Callable 09/01/2028)	1,500,000	1,537,868
5.00%, 11/15/2042 (Callable 11/15/2027)	3,040,000	3,087,314
Jefferson Reorganized School District No R-7
5.00%, 03/01/2041 (Callable 03/01/2031)	1,100,000	1,153,032
5.00%, 03/01/2042 (Callable 03/01/2031)	1,150,000	1,201,968
Kansas City Industrial Development Authority
5.00%, 03/01/2031 (Callable 03/01/2030)(b)	2,720,000	2,882,059
5.00%, 03/01/2035 (Callable 03/01/2029)(b)	3,020,000	3,130,522
5.00%, 03/01/2036 (Callable 03/01/2029)(b)	3,030,000	3,134,419
Kansas City Municipal Assistance Corp., 0.00%, 04/15/2031(e)	625,000	536,408
Lincoln County Reorganized School District No R-4, 5.00%, 03/01/2037 (Callable 03/01/2029)	1,175,000	1,236,891
Missouri Development Finance Board
5.00%, 12/01/2033	250,000	281,287
5.00%, 12/01/2034 (Callable 12/01/2033)	300,000	334,318
5.00%, 12/01/2035 (Callable 12/01/2033)	430,000	476,332
5.00%, 12/01/2039 (Callable 12/01/2033)	625,000	679,775
5.50%, 12/01/2040 (Callable 12/01/2033)	560,000	624,792
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2027	585,000	597,658
5.00%, 06/01/2028	650,000	679,589
5.00%, 06/01/2028	615,000	642,761
5.00%, 06/01/2030	715,000	775,194
5.00%, 06/01/2030	680,000	735,932
5.00%, 06/01/2030	360,000	383,926

The accompanying notes are an integral part of these financial statements.

214

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
5.00%, 06/01/2031	$755,000	$831,456
5.00%, 06/01/2031	710,000	778,477
5.00%, 06/01/2031	695,000	748,981
5.00%, 06/01/2032	790,000	881,587
5.00%, 06/01/2032	750,000	831,349
5.00%, 06/01/2032	730,000	794,086
Missouri Southern State University, 4.00%, 10/01/2044 (Callable 10/01/2031)	1,480,000	1,418,160
Orchard Farm R-V School District/MO, 5.25%, 04/01/2043 (Callable 04/01/2029)	2,695,000	2,793,212
Platte County R-III School District, 6.25%, 03/01/2043 (Callable 03/01/2035)	2,050,000	2,404,405
Scott County Reorganized School District No R-IV
5.00%, 04/15/2035 (Callable 04/15/2031)	330,000	348,934
5.00%, 04/15/2039 (Callable 04/15/2031)	200,000	208,494
5.00%, 04/15/2045 (Callable 04/15/2031)	535,000	547,391
St Louis County School District No R-7 Kirkwood, 2.00%, 02/15/2034 (Callable 02/15/2028)	670,000	573,898
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2028 (Callable 12/01/2026)	1,000,000	1,005,511
3.00%, 07/15/2032 (Callable 07/15/2031)	1,570,000	1,524,582
3.00%, 07/15/2033 (Callable 07/15/2031)	1,000,000	958,431
4.00%, 06/01/2037 (Callable 12/01/2026)	45,000	43,728
5.00%, 04/01/2038 (Callable 04/01/2027)	595,000	600,374
St Louis Municipal Finance Corp.
0.00%, 07/15/2029(c)(e)	1,000,000	899,838
0.00%, 07/15/2030(c)(e)	1,400,000	1,212,150
0.00%, 07/15/2030(c)(e)	1,215,000	1,051,973
0.00%, 07/15/2031(e)	40,000	33,762
0.00%, 07/15/2033(e)	175,000	136,288
0.00%, 07/15/2036(e)	50,000	34,092
5.00%, 10/01/2038 (Callable 10/01/2027)	2,500,000	2,543,184
5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,035,409
St Louis School District, 4.00%, 04/01/2029 (Callable 08/01/2026)	1,000,000	1,000,861

	Par	Value
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	$1,000,000	$1,039,431
Warren County School District No R-III
5.00%, 03/01/2040 (Callable 03/01/2030)	2,700,000	2,776,152
5.00%, 03/01/2045 (Callable 03/01/2031)	2,000,000	2,093,203
		86,887,508
Montana - 0.0%(f)
Missoula County Elementary School District No 1, 4.00%, 07/01/2029 (Callable 07/01/2027)	25,000	24,969
Montana Board of Housing, 3.00%, 12/01/2045 (Callable 06/01/2029)	115,000	94,097
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	1,635,000	1,690,787
		1,809,853
Nebraska - 0.6%
Central Plains Energy Project
5.00%, 05/01/2054 (Callable 08/01/2029)(a)	1,500,000	1,573,035
5.00%, 08/01/2055 (Callable 05/01/2031)(a)	5,800,000	6,200,061
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	1,055,000	880,752
City of Gretna NE
5.00%, 12/15/2035 (Callable 09/19/2030)	450,000	474,618
5.00%, 12/15/2037 (Callable 09/19/2030)	485,000	504,785
5.00%, 12/15/2038 (Callable 09/19/2030)	325,000	336,979
City of Lincoln NE, 3.37%, 01/10/2048 (Callable 01/01/2028)(a)	3,450,000	3,475,185
City of Wayne NE, 5.00%, 12/15/2038 (Callable 10/16/2030)	1,805,000	1,876,338
Madison County Hospital Authority No 1
5.00%, 07/01/2027	585,000	594,295
5.00%, 07/01/2032 (Callable 07/22/2026)	500,000	500,151
Omaha Public Power District, 5.00%, 02/01/2042 (Callable 12/01/2027)	1,765,000	1,799,523
Public Power Generation Agency, 5.00%, 01/01/2040 (Callable 07/13/2026)	1,000,000	1,000,714

The accompanying notes are an integral part of these financial statements.

215

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nebraska - (Continued)
Sarpy County School District No 46
5.00%, 12/15/2035 (Callable 06/15/2031)	$250,000	$269,708
5.00%, 12/15/2036 (Callable 06/15/2031)	210,000	225,560
5.00%, 12/15/2037 (Callable 06/15/2031)	330,000	353,052
5.00%, 12/15/2038 (Callable 06/15/2031)	310,000	330,491
5.00%, 12/15/2039 (Callable 06/15/2031)	340,000	361,362
Village of Boys Town NE, 3.00%, 07/01/2035 (Callable 07/01/2030)	1,640,000	1,510,522
		22,267,131
Nevada - 0.1%
Las Vegas Redevelopment Agency
3.13%, 06/15/2033 (Callable 08/01/2026)	50,000	46,485
3.25%, 06/15/2034 (Callable 08/01/2026)	990,000	916,961
Nevada Housing Division
2.60%, 04/01/2046 (Callable 10/01/2030)	1,250,000	970,137
7.50%, 04/01/2049 (Callable 10/01/2033)	1,500,000	1,806,093
Sparks Tourism Improvement District No 1, 3.88%, 06/15/2028	1,275,000	1,282,917
		5,022,593
New Hampshire - 1.6%
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	8,400,000	4,155,184
4.50%, 10/01/2033	2,750,000	2,864,657
4.38%, 09/20/2036	7,285,921	7,418,630
4.00%, 10/20/2036	1,896,549	1,885,948
5.75%, 04/01/2039 (Callable 04/01/2033)(b)	270,000	287,505
4.17%, 01/20/2041(a)	1,976,578	1,943,972
4.95%, 02/20/2041(a)	4,479,296	4,654,453
5.75%, 04/01/2041 (Callable 04/01/2033)(b)	305,000	322,755
4.22%, 11/20/2042(a)	10,407,288	10,199,770
4.13%, 04/20/2043 (Callable 03/01/2035)(a)	3,297,439	3,225,432
5.25%, 06/01/2045 (Callable 06/01/2035)	2,000,000	2,144,471
4.16%, 10/01/2051(a)	1,974,558	1,948,353
New Hampshire Health and Education Facilities Authority Act
5.00%, 07/01/2036 (Callable 01/01/2028)	3,095,000	3,178,185

	Par	Value
3.30%, 06/01/2038 (Callable 05/01/2027)(a)	$2,000,000	$2,004,439
3.30%, 06/01/2040 (Callable 05/01/2027)(a)	5,000,000	5,011,096
New Hampshire Housing Finance Authority
3.70%, 01/01/2027 (Callable 08/01/2026)	3,560,000	3,561,701
3.15%, 07/01/2027 (Callable 08/01/2026)	1,375,000	1,375,459
3.20%, 01/01/2028 (Callable 01/01/2027)	1,250,000	1,251,545
		57,433,555
New Jersey - 1.3%
Hillsborough Township School District, 2.00%, 07/15/2034 (Callable 07/15/2027)	1,445,000	1,233,759
Lacey Township Board of Education
1.00%, 03/15/2031	1,220,000	1,080,362
1.00%, 03/15/2032	1,270,000	1,091,514
Madison Borough Board of Education, 1.00%, 08/15/2029	2,850,000	2,668,793
New Jersey Economic Development Authority, 5.63%, 01/01/2052 (Callable 08/01/2026)(b)	1,000,000	1,000,906
New Jersey Educational Facilities Authority
5.00%, 07/01/2026	70,000	70,000
5.00%, 07/01/2027	150,000	153,644
5.00%, 07/01/2028	125,000	130,966
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2026	1,095,000	1,095,000
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027(b)	1,775,000	1,822,965
5.00%, 12/01/2027 (Callable 12/01/2026)(b)	1,400,000	1,410,860
5.00%, 12/01/2028 (Callable 06/01/2028)(b)	1,000,000	1,036,179
4.00%, 12/01/2041 (Callable 12/01/2030)(b)	4,000,000	3,895,758
4.00%, 12/01/2044 (Callable 12/01/2033)(b)	285,000	276,354
4.25%, 12/01/2045 (Callable 12/01/2034)(b)	2,990,000	2,993,495
4.50%, 12/01/2045 (Callable 12/01/2035)(b)	6,000,000	6,089,470
New Jersey Housing & Mortgage Finance Agency, 3.45%, 10/01/2026(b)	920,000	920,373
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(e)	235,000	231,949
0.00%, 12/15/2028(e)	1,765,000	1,642,452

The accompanying notes are an integral part of these financial statements.

216

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Jersey - (Continued)
5.00%, 06/15/2031 (Callable 07/27/2026)	$2,000,000	$2,002,808
5.00%, 12/15/2035 (Callable 12/15/2028)	5,000,000	5,216,996
New Jersey Turnpike Authority, 5.00%, 01/01/2027	2,500,000	2,529,923
Newark Housing Authority, 4.50%, 01/01/2028	235,000	238,622
River Dell Regional School District
1.00%, 09/01/2029	765,000	714,998
1.00%, 09/01/2030	800,000	727,903
1.00%, 09/01/2031	825,000	731,945
1.00%, 09/01/2032 (Callable 09/01/2031)	860,000	743,270
South Jersey Port Corp.
3.00%, 01/01/2027 (Callable 07/27/2026)	35,000	34,969
3.50%, 01/01/2032 (Callable 07/27/2026)	100,000	100,003
5.00%, 01/01/2042 (Callable 01/01/2028)(b)	2,500,000	2,526,687
South Jersey Transportation Authority, 5.00%, 11/01/2045 (Callable 11/01/2030)	2,000,000	2,081,098
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 08/01/2026)	775,000	757,016
Township of Freehold NJ, 1.00%, 10/15/2031 (Callable 10/15/2028)	975,000	853,804
Township of West Orange/NJ, 4.00%, 02/01/2034 (Callable 02/01/2031)	820,000	836,683
		48,941,524
New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council, 5.00%, 08/01/2033 (Callable 08/01/2029)	925,000	967,073
New Mexico Mortgage Finance Authority, 2.70%, 09/01/2047 (Callable 03/01/2031)	1,635,000	1,245,478
New Mexico State University, 5.00%, 04/01/2042 (Callable 04/01/2027)	2,760,000	2,782,314
Village of Los Ranchos de Albuquerque NM, 5.00%, 09/01/2027	350,000	358,278
		5,353,143
New York - 5.6%
Albany Capital Resource Corp.
5.00%, 07/01/2029 (Callable 07/01/2027)	1,500,000	1,518,331

	Par	Value
5.00%, 05/01/2031 (Callable 08/01/2026)	$125,000	$125,114
5.25%, 05/01/2044 (Callable 05/01/2035)	1,000,000	1,112,244
5.25%, 05/01/2045 (Callable 05/01/2035)	2,000,000	2,204,896
Albany County Capital Resource Corp., 3.10%, 07/01/2030	200,000	195,190
Build NYC Resource Corp.
4.00%, 12/01/2031 (Callable 12/01/2029)(c)	1,770,000	1,740,409
5.50%, 12/01/2056 (Callable 12/01/2035)	1,200,000	1,272,486
City of Amsterdam NY, 4.38%, 03/03/2027 (Callable 09/04/2026)	4,700,278	4,705,830
City of Ithaca NY, 4.25%, 02/12/2027	4,000,000	4,014,371
City of Little Falls NY, 4.75%, 09/17/2026	1,550,000	1,551,360
City of Long Beach NY, 5.25%, 07/15/2037 (Callable 07/15/2030)	325,000	348,223
City of Mount Vernon NY
4.50%, 12/23/2026(c)	1,000,000	1,002,284
5.00%, 05/28/2027(c)	2,500,000	2,513,902
City of New York NY
5.00%, 12/01/2034 (Callable 12/01/2026)	5,710,000	5,758,375
5.00%, 04/01/2040 (Callable 04/01/2028)	1,940,000	1,990,238
5.25%, 02/01/2048 (Callable 08/01/2035)	2,000,000	2,149,078
City of Poughkeepsie NY
4.00%, 04/15/2028	230,000	230,528
4.00%, 04/15/2030	250,000	250,067
Clinton County Capital Resource Corp.
5.00%, 07/01/2035 (Callable 07/01/2034)(c)	1,000,000	1,113,130
5.00%, 07/01/2037 (Callable 07/01/2034)(c)	1,000,000	1,099,697
4.75%, 07/01/2043 (Callable 07/01/2034)(c)	1,475,000	1,528,707
Dutchess County Local Development Corp., 5.00%, 07/01/2030 (Callable 08/01/2026)	180,000	180,238
Empire State Development Corp.
5.00%, 03/15/2034 (Callable 09/15/2027)	3,500,000	3,588,884
5.00%, 03/15/2038 (Callable 03/15/2027)	4,000,000	4,052,530
5.00%, 03/15/2041 (Callable 09/15/2029)	5,305,000	5,563,879

The accompanying notes are an integral part of these financial statements.

217

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
Hudson Yards Infrastructure Corp., 5.00%, 02/15/2042 (Callable 02/15/2027)	$5,250,000	$5,302,458
Huntington Local Development Corp., 4.00%, 07/01/2027	195,000	193,306
Jamestown City School District, 4.00%, 07/17/2026	2,450,000	2,451,240
Long Island Power Authority
5.00%, 09/01/2041 (Callable 09/01/2026)	1,915,000	1,919,446
5.00%, 09/01/2042 (Callable 09/01/2027)	2,500,000	2,549,712
Monroe County Industrial Development Corp.
5.00%, 07/01/2028 (Callable 07/01/2027)(a)	2,000,000	2,041,447
4.84%, 11/01/2040	2,594,205	2,746,368
New York City Housing Development Corp.
2.25%, 11/01/2041 (Callable 05/01/2029)	1,410,000	1,070,938
3.10%, 11/01/2045 (Callable 02/01/2030)(a)	5,000,000	4,974,869
2.10%, 11/01/2046 (Callable 07/01/2029)(a)	4,655,000	4,481,662
5.30%, 11/01/2053 (Callable 11/01/2031)	1,000,000	1,022,397
3.80%, 11/01/2063 (Callable 06/01/2027)(a)	3,140,000	3,165,331
3.15%, 05/01/2066 (Callable 05/01/2029)(a)	2,500,000	2,510,669
New York City Municipal Water Finance Authority
5.00%, 06/15/2037 (Callable 06/15/2027)	2,500,000	2,548,580
5.25%, 06/15/2037 (Callable 06/15/2027)	3,140,000	3,209,554
5.00%, 06/15/2038 (Callable 06/15/2027)	3,000,000	3,056,468
5.00%, 06/15/2040 (Callable 12/15/2027)	200,000	205,327
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2032 (Callable 07/15/2028)	1,900,000	1,983,795
5.00%, 07/15/2034 (Callable 07/15/2027)	2,500,000	2,553,048
4.00%, 07/15/2038 (Callable 07/15/2028)	200,000	200,536
5.00%, 07/15/2045 (Callable 07/15/2028)	3,500,000	3,596,739
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2034 (Callable 05/01/2028)	2,780,000	2,881,109

	Par	Value
4.00%, 11/01/2034 (Callable 05/01/2027)	$770,000	$773,808
5.00%, 05/01/2035 (Callable 05/01/2028)	3,700,000	3,829,441
5.00%, 05/01/2036 (Callable 05/01/2029)	1,065,000	1,120,222
5.00%, 11/01/2036 (Callable 11/01/2029)	13,000,000	13,779,640
5.00%, 02/01/2037 (Callable 02/01/2031)	4,015,000	4,309,331
5.25%, 08/01/2037 (Callable 08/01/2028)	2,000,000	2,083,158
5.00%, 02/01/2040 (Callable 02/01/2027)	1,095,000	1,105,461
5.00%, 05/01/2040 (Callable 11/01/2034)	4,000,000	4,410,947
5.50%, 11/01/2045 (Callable 11/01/2032)	5,000,000	5,475,784
New York State Dormitory Authority
5.00%, 03/15/2040 (Callable 09/15/2028)	5,745,000	5,957,536
5.00%, 03/15/2041 (Callable 03/15/2028)	7,000,000	7,200,229
5.00%, 02/15/2042 (Callable 08/15/2027)	4,000,000	4,061,220
New York State Housing Finance Agency
1.65%, 05/15/2039	2,243,515	1,862,617
1.40%, 11/01/2044 (Callable 07/01/2026)(a)	1,200,000	1,200,000
3.35%, 06/15/2054 (Callable 04/15/2027)(a)	1,000,000	1,003,147
3.30%, 05/01/2065 (Callable 05/01/2028)(a)	1,500,000	1,506,972
3.38%, 05/01/2065 (Callable 04/01/2029)(a)	10,000,000	10,032,078
3.35%, 05/01/2066 (Callable 11/01/2030)(a)	2,500,000	2,502,371
New York Transportation Development Corp.
5.00%, 12/01/2027	100,000	103,123
6.00%, 06/30/2050 (Callable 06/30/2034)(b)	9,500,000	10,338,595
Onondaga Civic Development Corp.
3.63%, 10/01/2028 (Callable 08/01/2026)	205,000	196,585
5.00%, 10/01/2029 (Callable 08/01/2026)	280,000	275,120
4.13%, 10/01/2035 (Callable 08/01/2026)	1,210,000	1,057,662
Onondaga County Trust for Cultural Resources
5.00%, 05/01/2027	180,000	182,671
5.00%, 05/01/2029 (Callable 05/01/2027)	345,000	349,888

The accompanying notes are an integral part of these financial statements.

218

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
Port Authority of New York & New Jersey
5.00%, 07/15/2030(b)	$100,000	$107,829
5.00%, 11/15/2032 (Callable 11/15/2026)(b)	1,000,000	1,007,666
5.00%, 11/15/2034 (Callable 11/15/2026)(b)	1,000,000	1,007,256
5.00%, 05/01/2035 (Callable 08/01/2026)(b)	1,000,000	1,001,532
5.00%, 11/15/2037 (Callable 11/15/2027)(b)	850,000	868,248
Saratoga County Capital Resource Corp., 5.00%, 07/01/2037 (Callable 07/01/2035)	680,000	776,542
State of New York Mortgage Agency Homeowner Mortgage Revenue, 3.50%, 04/01/2049 (Callable 10/01/2028)	95,000	94,998
Town of Ramapo NY
4.00%, 05/15/2027 (Callable 08/01/2026)	40,000	40,005
3.00%, 11/01/2027 (Callable 07/22/2026)	100,000	98,123
4.13%, 05/15/2028 (Callable 08/01/2026)	140,000	140,048
Town of Watertown NY, 4.75%, 04/08/2027	5,000,000	5,034,416
Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2036 (Callable 05/15/2027)	1,565,000	1,591,808
Village of Attica NY, 3.75%, 03/26/2027 (Callable 09/25/2026)	3,815,000	3,813,705
Washingtonville Central School District, 1.00%, 06/15/2033 (Callable 06/15/2027)	535,000	442,845
		205,217,617
North Carolina - 0.4%
Durham Housing Authority
3.20%, 01/01/2044 (Callable 02/01/2028)(a)	1,600,000	1,602,333
3.20%, 01/01/2044 (Callable 07/01/2028)(a)	1,000,000	1,004,886
North Carolina Capital Facilities Finance Agency, 5.00%, 10/01/2034 (Callable 10/01/2027)	2,345,000	2,359,785
North Carolina Housing Finance Agency
3.15%, 02/01/2030 (Callable 02/01/2027)(a)	1,500,000	1,501,666
4.00%, 07/01/2050 (Callable 01/01/2029)	1,315,000	1,324,452
6.25%, 01/01/2055 (Callable 07/01/2032)	900,000	966,026

	Par	Value
North Carolina Turnpike Authority, 5.00%, 01/01/2040 (Callable 01/01/2029)	$2,000,000	$2,061,345
Raleigh Durham Airport Authority, 5.00%, 05/01/2034 (Callable 05/01/2027)(b)	3,500,000	3,549,359
Raleigh Housing Authority, 3.15%, 01/01/2044 (Callable 08/01/2028)(a)	1,000,000	1,003,920
		15,373,772
North Dakota - 0.8%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 07/22/2026)	10,160,000	10,158,643
City of Grand Forks ND, 5.00%, 12/01/2029	950,000	989,196
City of Horace ND
3.00%, 05/01/2027 (Callable 08/01/2026)	115,000	113,786
3.00%, 05/01/2029 (Callable 08/01/2026)	730,000	702,918
5.00%, 05/01/2030	225,000	239,364
5.00%, 05/01/2033	495,000	538,060
5.00%, 05/01/2035	325,000	357,281
6.00%, 05/01/2049 (Callable 05/01/2032)	1,500,000	1,534,040
5.38%, 05/01/2050 (Callable 05/01/2033)	800,000	823,658
4.90%, 05/01/2051 (Callable 05/01/2033)	1,000,000	1,000,002
City of Mayville ND
5.25%, 05/01/2038 (Callable 05/01/2031)	1,325,000	1,360,460
5.00%, 05/01/2044 (Callable 05/01/2031)	1,825,000	1,831,027
North Dakota Housing Finance Agency
5.00%, 07/01/2042 (Callable 07/01/2033)	1,000,000	1,090,191
4.25%, 01/01/2049 (Callable 01/01/2028)	65,000	65,213
Williston Basin School District No 7
5.00%, 08/01/2033 (Callable 08/01/2032)	970,000	1,082,272
5.00%, 08/01/2036 (Callable 08/01/2032)	1,815,000	1,996,630
4.00%, 08/01/2039 (Callable 08/01/2032)	2,080,000	2,094,017
4.00%, 08/01/2040 (Callable 08/01/2032)	1,865,000	1,874,846
		27,851,604
Ohio - 3.4%
Apollo Joint Vocational School District, 5.00%, 12/01/2041 (Callable 12/01/2027)	3,150,000	3,202,770

The accompanying notes are an integral part of these financial statements.

219

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
Bedford City School District
5.50%, 12/01/2041 (Callable 06/01/2032)	$1,325,000	$1,457,599
5.50%, 12/01/2042 (Callable 06/01/2032)	3,540,000	3,880,608
5.50%, 12/01/2043 (Callable 06/01/2032)	4,430,000	4,836,200
City of Chillicothe OH, 5.00%, 12/01/2037 (Callable 12/01/2027)	1,750,000	1,771,494
City of Dayton OH Airport Revenue, 5.00%, 12/01/2028 (Callable 12/01/2026)(b)	1,210,000	1,219,290
City of Marysville OH, 4.13%, 03/09/2027	1,461,000	1,468,176
Cleveland-Cuyahoga County Port Authority
5.00%, 08/01/2033 (Callable 08/01/2032)	1,200,000	1,282,904
5.00%, 11/15/2039 (Callable 11/15/2032)	1,335,000	1,432,138
5.50%, 08/01/2052 (Callable 08/01/2032)	1,400,000	1,440,689
Columbus Metropolitan Housing Authority
2.00%, 11/01/2026 (Callable 07/17/2026)	265,000	263,871
3.00%, 11/01/2028 (Callable 07/17/2026)	275,000	274,322
5.00%, 12/01/2035 (Callable 12/01/2032)	1,900,000	2,023,576
4.63%, 08/01/2042 (Callable 08/01/2034)	1,100,000	1,115,766
Columbus-Franklin County Finance Authority
3.19%, 06/01/2044 (Callable 11/01/2028)(a)	3,050,000	3,063,967
3.20%, 06/01/2044 (Callable 12/01/2028)(a)	1,700,000	1,708,728
County of Cuyahoga OH Sales Tax Revenue, 4.00%, 01/01/2033 (Callable 01/01/2031)	100,000	103,974
County of Fayette OH, 5.25%, 12/01/2045 (Callable 12/01/2034)	3,000,000	3,286,456
County of Hamilton OH Sewer System Revenue, 5.00%, 12/01/2028	1,000,000	1,059,138
County of Montgomery OH, 3.00%, 08/01/2034 (Callable 02/01/2031)	200,000	190,974
Cuyahoga Metropolitan Housing Authority, 2.00%, 12/01/2031 (Callable 12/01/2028)	3,420,000	3,056,472

	Par	Value
Dayton-Montgomery County Port Authority, 3.20%, 01/01/2044 (Callable 07/01/2028)(a)	$3,000,000	$3,014,657
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	2,625,000	2,314,679
Green Local School District/Summit County, 5.50%, 11/01/2059 (Callable 11/01/2030)	7,500,000	7,786,064
Lorain Metropolitan Housing Authority
3.22%, 06/01/2029 (Callable 12/01/2027)(a)	3,500,000	3,510,094
3.10%, 04/01/2030 (Callable 10/01/2028)(a)	2,000,000	2,004,739
Margaretta Local School District
5.50%, 10/01/2047 (Callable 10/01/2032)	2,375,000	2,509,840
5.50%, 10/01/2050 (Callable 10/01/2032)	1,625,000	1,703,114
Northeast Ohio Medical University, 5.00%, 12/01/2026	100,000	100,626
Ohio Air Quality Development Authority
3.70%, 07/01/2028(b)	1,250,000	1,260,963
3.70%, 10/01/2028(b)	3,000,000	3,026,428
4.00%, 09/01/2030(a)	2,300,000	2,315,973
Ohio Higher Educational Facility Commission
5.00%, 12/01/2032	1,190,000	1,233,778
4.50%, 05/01/2036 (Callable 08/01/2026)	1,000,000	1,000,069
Ohio Housing Finance Agency
8.00%, 10/15/2028(c)	2,635,000	2,631,570
2.75%, 10/01/2029 (Callable 04/01/2028)(a)	1,720,000	1,711,846
6.00%, 03/01/2032	400,000	463,017
6.00%, 09/01/2033	280,000	330,466
6.00%, 03/01/2034	250,000	297,137
4.70%, 01/01/2043	1,750,000	1,811,089
2.45%, 09/01/2045 (Callable 09/01/2029)	550,000	421,145
3.20%, 01/01/2046 (Callable 04/01/2028)(a)	1,500,000	1,507,485
6.25%, 01/01/2046 (Callable 07/01/2031)(c)	1,450,000	1,496,141
4.50%, 03/01/2050 (Callable 09/01/2028)	505,000	510,028
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 12/01/2036 (Callable 12/01/2029)	5,300,000	5,627,076
Port of Greater Cincinnati Development Authority
5.00%, 12/01/2050 (Callable 12/01/2035)	750,000	774,726
6.25%, 03/01/2051 (Callable 03/01/2036)(c)	2,000,000	2,098,621

The accompanying notes are an integral part of these financial statements.

220

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
Reynoldsburg City School District, 4.92%, 09/01/2030	$3,650,000	$3,807,493
Springboro Community City School District
0.00%, 12/01/2036(e)	1,415,000	966,098
0.00%, 12/01/2038 (Callable 12/01/2036)(e)	1,540,000	945,260
State of Ohio
5.00%, 12/31/2026 (Callable 08/01/2026)(b)	515,000	515,880
5.00%, 12/31/2027 (Callable 08/01/2026)(b)	950,000	951,694
5.00%, 10/01/2031	2,180,000	2,424,712
5.00%, 01/15/2032	4,000,000	4,362,814
5.00%, 12/01/2032	1,400,000	1,581,687
5.00%, 12/01/2033	900,000	1,028,714
5.00%, 12/01/2034	1,000,000	1,151,624
5.00%, 12/01/2035	1,150,000	1,332,145
5.00%, 12/31/2035 (Callable 08/01/2026)(b)	1,700,000	1,701,470
5.00%, 12/01/2036	1,000,000	1,163,917
5.00%, 12/31/2039 (Callable 08/01/2026)(b)	2,030,000	2,030,041
Summit County Development Finance Authority
5.00%, 07/01/2034	515,000	565,979
5.00%, 07/01/2035	440,000	485,519
5.00%, 07/01/2036 (Callable 07/01/2035)	360,000	395,594
5.00%, 07/01/2037 (Callable 07/01/2035)	475,000	518,329
5.00%, 07/01/2038 (Callable 07/01/2035)	495,000	537,257
5.00%, 07/01/2039 (Callable 07/01/2035)	430,000	463,666
5.75%, 12/01/2053 (Callable 12/01/2033)	750,000	797,402
Triway Local School District, 4.00%, 12/01/2031 (Callable 12/01/2028)	1,005,000	1,021,178
University of Akron, 5.00%, 01/01/2036 (Callable 08/01/2026)	1,215,000	1,216,360
University of Cincinnati
5.00%, 06/01/2030	585,000	634,341
5.00%, 06/01/2031	620,000	682,904
5.00%, 06/01/2032	500,000	557,793
Village of Bluffton OH, 5.00%, 12/01/2031 (Callable 12/01/2027)	565,000	577,429
Warren County Port Authority, 5.00%, 12/01/2034	4,115,000	4,359,916
		126,377,699

	Par	Value
Oklahoma - 1.9%
Blaine County Educational Facilities Authority, 5.00%, 12/01/2033 (Callable 12/01/2032)	$1,080,000	$1,168,782
Cache Educational Facilities Authority, 5.00%, 09/01/2034 (Callable 09/01/2033)	1,185,000	1,288,665
Caddo County Educational Facilities Authority, 3.50%, 09/01/2029	1,550,000	1,525,226
Canadian County Educational Facilities Authority, 5.25%, 09/01/2034 (Callable 09/01/2033)	2,500,000	2,814,717
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	2,000,000	2,000,000
Cleveland Educational Facilities Authority
5.00%, 09/01/2026	200,000	200,528
5.00%, 09/01/2027	285,000	291,219
5.00%, 09/01/2028	260,000	270,039
5.00%, 09/01/2029	280,000	294,499
5.00%, 09/01/2030	330,000	350,701
5.00%, 09/01/2031	350,000	375,514
5.00%, 09/01/2033	565,000	616,854
Delaware County Educational Facilities Authority, 5.00%, 09/01/2029	2,885,000	3,041,506
Elk City Industrial Authority, 3.00%, 05/01/2039 (Callable 05/01/2029)	1,195,000	1,032,558
Garvin County Educational Facilities Authority, 4.00%, 09/01/2031	1,705,000	1,691,056
Lawton Industrial Development Authority
5.00%, 07/01/2037 (Callable 07/01/2033)	1,250,000	1,366,485
5.00%, 07/01/2038 (Callable 07/01/2033)	805,000	877,737
5.00%, 07/01/2039 (Callable 07/01/2033)	750,000	813,906
5.00%, 07/01/2040 (Callable 07/01/2033)	500,000	539,485
5.00%, 07/01/2042 (Callable 07/01/2034)	300,000	321,855
5.00%, 07/01/2043 (Callable 07/01/2034)	300,000	320,579
5.00%, 07/01/2044 (Callable 07/01/2034)	405,000	430,471
5.00%, 07/01/2045 (Callable 07/01/2034)	300,000	317,223
5.00%, 07/01/2046 (Callable 07/01/2034)	400,000	420,273

The accompanying notes are an integral part of these financial statements.

221

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
Love County Educational Facilities Authority
3.00%, 12/01/2036 (Callable 12/01/2031)	$1,000,000	$891,877
4.75%, 09/01/2037 (Callable 09/01/2034)	1,135,000	1,132,946
Marshall County Educational Facilities Authority
5.00%, 09/01/2034	75,000	82,184
5.00%, 09/01/2035	100,000	109,697
5.00%, 09/01/2036 (Callable 09/01/2035)	90,000	98,083
5.00%, 09/01/2037 (Callable 09/01/2035)	105,000	113,990
5.00%, 09/01/2038 (Callable 09/01/2035)	1,245,000	1,343,322
5.00%, 09/01/2039 (Callable 09/01/2035)	875,000	937,199
5.00%, 09/01/2040 (Callable 09/01/2035)	1,380,000	1,476,063
Mcintosh County Educational Facilities Authority
5.00%, 09/01/2032	535,000	572,971
5.00%, 09/01/2033	480,000	516,497
5.00%, 09/01/2034	800,000	859,074
5.00%, 09/01/2036 (Callable 09/01/2035)	795,000	846,770
Muskogee County Public Safety Authority
4.00%, 12/01/2028	810,000	821,854
4.00%, 12/01/2029	870,000	885,691
Muskogee Industrial Trust
5.00%, 09/01/2027	275,000	280,842
4.00%, 09/01/2031 (Callable 09/01/2029)	760,000	766,723
4.00%, 09/01/2033 (Callable 09/01/2029)	1,500,000	1,505,257
Nowata County Educational Facilities Authority
5.00%, 09/01/2027	255,000	259,858
5.00%, 09/01/2028	280,000	289,502
5.00%, 09/01/2029	310,000	323,866
5.00%, 09/01/2030	670,000	707,758
5.00%, 09/01/2031	725,000	771,845
5.00%, 09/01/2032	300,000	321,121
5.00%, 09/01/2033	430,000	463,535
5.00%, 09/01/2036 (Callable 09/01/2035)	420,000	448,341
5.00%, 09/01/2037 (Callable 09/01/2035)	1,170,000	1,240,507
Oklahoma Capitol Improvement Authority, 3.00%, 07/01/2033 (Callable 07/01/2029)	1,290,000	1,247,448

	Par	Value
Oklahoma County Finance Authority
5.00%, 09/01/2031	$2,250,000	$2,353,258
5.00%, 09/01/2034	905,000	972,482
5.00%, 09/01/2035	3,750,000	3,912,241
5.00%, 09/01/2035	715,000	769,379
5.00%, 09/01/2036	300,000	321,515
Oklahoma Development Finance Authority, 3.10%, 08/15/2031 (Callable 07/01/2026)(a)	1,950,000	1,950,000
Oklahoma Turnpike Authority
5.00%, 01/01/2042 (Callable 01/01/2036)	1,750,000	1,954,620
5.00%, 01/01/2043 (Callable 01/01/2027)	1,500,000	1,511,390
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	1,955,000	1,941,069
Ottawa County Educational Facilities Authority
5.00%, 09/01/2033	1,860,000	1,990,574
5.00%, 09/01/2034	650,000	698,938
Payne County Economic Development Authority, 4.25%, 09/01/2034	945,000	948,072
Pontotoc County Educational Facilities Authority
4.00%, 09/01/2026	200,000	200,183
4.00%, 09/01/2030	400,000	410,766
Tulsa County Independent School District No 9 Union, 2.00%, 04/01/2027	2,800,000	2,781,454
Tulsa Industrial Authority, 5.00%, 10/01/2031 (Callable 08/16/2026)	4,310,000	4,316,500
Tulsa Public Facilities Authority, 3.00%, 06/01/2029 (Callable 08/01/2026)	355,000	354,855
		69,071,995
Oregon - 1.3%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	3,000,000	3,281,884
City of Cottage Grove OR, 4.00%, 09/01/2029 (Callable 09/01/2027)	470,000	475,437
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 08/01/2026)	2,250,000	2,252,555
City of Redmond OR
5.00%, 06/01/2033(b)	1,200,000	1,320,748
5.50%, 06/01/2052 (Callable 06/01/2035)(b)	1,000,000	1,058,492
Clackamas County School District No 12 North Clackamas, 5.00%, 06/15/2037 (Callable 06/15/2027)	1,000,000	1,016,605

The accompanying notes are an integral part of these financial statements.

222

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Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oregon - (Continued)
Coos County School District No 9 Coos Bay, 5.00%, 06/15/2043 (Callable 06/15/2028)	$2,500,000	$2,572,427
County of Crook OR
0.00%, 06/01/2037 (Callable 06/01/2032)(e)	345,000	355,782
0.00%, 12/01/2046 (Callable 06/01/2032)(e)	1,315,000	1,307,154
Hillsboro School District No 1J, 5.00%, 06/15/2036 (Callable 06/15/2027)	2,000,000	2,035,672
Lane County School District No 40 Creswell
0.00%, 06/15/2033(e)	400,000	312,561
0.00%, 06/15/2038 (Callable 06/15/2033)(e)	1,675,000	991,543
Marion County School District No 1 Gervais/OR, 5.25%, 06/15/2049 (Callable 06/15/2034)	3,815,000	4,099,291
Metro/OR, 5.00%, 06/15/2042 (Callable 06/15/2027)	2,000,000	2,025,287
Oregon Health & Science University
5.00%, 07/01/2034 (Callable 07/22/2026)	1,400,000	1,401,467
5.00%, 07/01/2046 (Callable 11/01/2031)(a)	1,150,000	1,249,092
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	1,025,000	1,037,806
Oregon State Facilities Authority
5.00%, 10/01/2027 (Callable 10/01/2026)	125,000	125,286
5.00%, 10/01/2028	150,000	154,967
5.00%, 10/01/2032 (Callable 10/01/2026)	2,050,000	2,050,742
Oregon State Lottery
5.25%, 04/01/2042 (Callable 04/01/2035)	1,105,000	1,254,004
5.25%, 04/01/2043 (Callable 04/01/2035)	1,500,000	1,691,223
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 07/22/2026)(c)	9,150,000	9,151,354
State of Oregon
5.25%, 06/01/2044 (Callable 06/01/2035)	1,160,000	1,304,089
5.25%, 06/01/2045 (Callable 06/01/2035)	1,700,000	1,894,929
State of Oregon Housing & Community Services Department
3.90%, 01/01/2033 (Callable 08/01/2026)(b)	70,000	70,001

	Par	Value
3.60%, 07/01/2034 (Callable 08/01/2026)	$700,000	$700,003
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	870,070
4.00%, 07/01/2047 (Callable 08/01/2026)	135,000	134,952
3.50%, 01/01/2051 (Callable 01/01/2029)	125,000	124,656
Washington & Multnomah Counties School District No 48J Beaverton, 5.00%, 06/15/2035 (Callable 06/15/2027)	1,000,000	1,019,449
Washington County School District No 13 Banks
0.00%, 06/15/2028(e)	400,000	377,011
0.00%, 06/15/2029(e)	450,000	409,843
Yamhill County Hospital Authority, 4.00%, 11/15/2026 (Callable 07/22/2026)	100,000	99,884
		48,226,266
Pennsylvania - 5.5%
Allegheny County Hospital Development Authority
5.00%, 04/01/2034 (Callable 04/01/2028)	2,550,000	2,615,949
5.00%, 04/01/2035 (Callable 04/01/2028)	1,200,000	1,229,137
5.00%, 04/01/2036 (Callable 04/01/2028)	2,725,000	2,786,681
Allentown City School District, 5.00%, 02/01/2032 (Callable 08/01/2029)	1,545,000	1,626,729
Bethlehem Area School District, 5.00%, 08/01/2035 (Callable 02/01/2033)	750,000	830,360
Bucks County Industrial Development Authority
5.00%, 07/01/2028	2,020,000	2,084,616
5.00%, 07/01/2029	1,050,000	1,096,815
5.00%, 07/01/2032 (Callable 07/01/2031)	1,000,000	1,063,666
5.00%, 07/01/2033 (Callable 07/01/2031)	1,150,000	1,219,688
5.00%, 07/01/2035 (Callable 07/01/2031)	1,100,000	1,161,516
5.00%, 07/01/2037 (Callable 07/01/2031)	1,750,000	1,833,032
Burrell School District, 5.00%, 11/15/2038 (Callable 11/15/2033)	2,990,000	3,268,299
Central Bradford Progress Authority, 3.29%, 12/01/2041 (Callable 07/01/2026)(a)	875,000	875,000
Cheltenham Township School District, 3.00%, 02/15/2029 (Callable 07/22/2026)	45,000	45,004

The accompanying notes are an integral part of these financial statements.

223

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	$2,000,000	$2,003,713
5.00%, 08/01/2030 (Callable 08/01/2026)	160,000	160,076
5.00%, 08/01/2035 (Callable 08/01/2026)	730,000	730,128
5.00%, 08/01/2045 (Callable 08/01/2026)	675,000	659,068
Chichester School District
5.00%, 09/15/2037 (Callable 09/15/2031)	1,225,000	1,323,522
5.25%, 09/15/2038 (Callable 09/15/2031)	3,205,000	3,497,469
City of Bradford PA
4.00%, 11/01/2026 (Callable 08/01/2026)	415,000	415,292
4.00%, 11/01/2027 (Callable 08/01/2026)	370,000	370,289
City of Erie Higher Education Building Authority, 5.00%, 05/01/2029	370,000	380,014
City of Hazleton PA, 5.00%, 09/15/2040 (Callable 09/15/2030)	2,000,000	2,074,674
City of Philadelphia PA, 5.00%, 08/01/2036 (Callable 08/01/2027)	3,000,000	3,055,994
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027)(b)	1,500,000	1,529,656
5.00%, 07/01/2031 (Callable 07/01/2027)(b)	1,250,000	1,273,917
5.00%, 07/01/2033 (Callable 07/01/2027)(b)	2,500,000	2,544,619
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 10/01/2042 (Callable 10/01/2027)	6,475,000	6,579,384
5.00%, 10/01/2043 (Callable 10/01/2028)	2,000,000	2,063,300
City of York PA
5.00%, 11/15/2026	205,000	205,749
5.00%, 11/15/2027	1,975,000	2,006,912
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	3,000,000	3,214,433
Commonwealth Financing Authority, 5.00%, 06/01/2034 (Callable 06/01/2028)	3,030,000	3,128,846
Commonwealth of Pennsylvania, 5.00%, 08/15/2034	5,000,000	5,739,607

	Par	Value
County of Allegheny PA, 5.00%, 11/01/2041 (Callable 11/01/2026)	$2,730,000	$2,741,302
County of Lackawanna PA, 3.25%, 09/15/2035 (Callable 08/01/2026)	50,000	48,871
County of Potter PA, 5.00%, 08/15/2039 (Callable 08/15/2031)	295,000	312,860
Cumberland County Municipal Authority, 5.00%, 01/01/2029 (Callable 08/01/2026)	50,000	50,044
Delaware County Regional Water Quality Control Authority, 5.00%, 11/01/2041 (Callable 11/01/2026)	4,250,000	4,260,805
Delaware River Joint Toll Bridge Commission, 5.00%, 07/01/2042 (Callable 07/01/2027)	3,250,000	3,291,774
Derry Area School District
5.00%, 10/01/2039 (Callable 04/01/2033)	780,000	847,934
5.00%, 10/01/2040 (Callable 04/01/2033)	820,000	887,867
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 08/01/2026)	1,510,000	1,510,966
Erie Sewer Authority, 5.00%, 12/01/2041 (Callable 12/01/2033)	1,800,000	1,931,798
Geisinger Authority
5.00%, 04/01/2035 (Callable 04/01/2030)	365,000	388,447
5.00%, 02/15/2039 (Callable 02/15/2027)	2,150,000	2,171,341
General Authority of Southcentral Pennsylvania, 5.00%, 06/01/2036 (Callable 06/01/2029)	1,055,000	1,106,427
Health Care Facilities Authority of Sayre, 3.28% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 08/01/2026)	1,995,000	1,987,847
Highlands School District
5.00%, 04/15/2034 (Callable 04/15/2032)	330,000	356,362
5.00%, 04/15/2035 (Callable 04/15/2032)	270,000	290,881
Indiana County Municipal Services Authority, 5.00%, 10/01/2030	270,000	290,014
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2046 (Callable 11/01/2029)	3,500,000	3,564,372
Latrobe Industrial Development Authority, 5.00%, 03/01/2036	1,290,000	1,352,421

The accompanying notes are an integral part of these financial statements.

224

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Lehigh County Authority, 0.00%, 12/01/2036(e)	$840,000	$563,057
Mars Area School District, 0.00%, 09/01/2026(e)	105,000	104,368
Montgomery County Industrial Development Authority/PA, 1.65%, 11/15/2029 (Callable 08/01/2026)(a)	5,185,000	5,185,000
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 05/01/2033 (Callable 05/01/2029)	460,000	468,210
Northern Lebanon School District, 3.00%, 09/01/2034 (Callable 09/01/2029)	910,000	875,284
Palmerton Area School District
5.00%, 08/15/2039 (Callable 08/15/2031)	450,000	478,145
5.00%, 08/15/2040 (Callable 08/15/2031)	640,000	678,290
5.00%, 08/15/2041 (Callable 08/15/2031)	700,000	740,027
5.00%, 08/15/2042 (Callable 08/15/2031)	610,000	643,040
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 08/01/2026)(b)	3,655,000	3,659,044
5.00%, 12/15/2039 (Callable 06/15/2031)	2,000,000	2,094,355
5.00%, 03/15/2060 (Callable 09/15/2029)(a)	2,940,000	3,116,553
5.00%, 03/15/2060 (Callable 09/15/2031)(a)	4,500,000	4,881,105
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2027	1,100,000	1,111,082
0.00%, 01/01/2031(e)	1,405,000	1,199,836
0.00%, 01/01/2037(e)	3,495,000	2,309,412
Pennsylvania Higher Education Assistance Agency
4.50%, 06/01/2043 (Callable 06/01/2031)(b)	705,000	707,760
4.75%, 06/01/2046 (Callable 06/01/2034)(b)	3,140,000	3,093,450
4.25%, 06/01/2047 (Callable 06/01/2035)(b)	2,000,000	2,005,083
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2033 (Callable 11/01/2027)	1,970,000	2,002,362
5.00%, 07/01/2035 (Callable 08/01/2026)	1,300,000	1,267,693

	Par	Value
5.00%, 08/15/2042 (Callable 08/15/2027)	$7,150,000	$7,267,804
5.00%, 08/15/2049 (Callable 08/15/2029)	1,000,000	1,020,466
Pennsylvania Housing Finance Agency
3.20%, 04/01/2040 (Callable 08/01/2026)	155,000	140,870
4.90%, 06/01/2041	2,685,000	2,765,085
5.50%, 10/01/2053	1,075,000	1,133,577
6.25%, 10/01/2053 (Callable 04/01/2033)	1,625,000	1,751,667
6.25%, 10/01/2055 (Callable 10/01/2033)	3,000,000	3,394,752
Pennsylvania Turnpike Commission
6.00%, 12/01/2030 (Callable 12/01/2027)	865,000	903,191
5.00%, 12/01/2036 (Callable 12/01/2027)	1,935,000	1,985,373
5.13%, 12/01/2039 (Callable 06/01/2029)	555,000	581,561
5.00%, 12/01/2040 (Callable 12/01/2027)	425,000	434,625
5.13%, 12/01/2040 (Callable 06/01/2029)	45,000	46,911
5.00%, 12/01/2041 (Callable 12/01/2027)	845,000	863,463
5.50%, 12/01/2042 (Callable 12/01/2026)	1,835,000	1,849,036
4.90%, 12/01/2044 (Callable 12/01/2026)	1,435,000	1,442,480
5.00%, 12/01/2044 (Callable 12/01/2029)	2,000,000	2,073,585
5.00%, 12/01/2045 (Callable 06/01/2032)(a)	3,500,000	3,882,527
Peters Township School District Washington County, 5.00%, 09/01/2040 (Callable 09/01/2028)	2,010,000	2,077,799
Philadelphia Authority for Industrial Development, 5.25%, 11/01/2052 (Callable 11/01/2032)	1,750,000	1,803,605
Philadelphia Gas Works Co.
5.00%, 10/01/2030 (Callable 10/01/2026)	1,000,000	1,005,750
5.00%, 10/01/2034 (Callable 10/01/2026)	400,000	402,168
Philadelphia Municipal Authority
5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,009,862
5.00%, 04/01/2039 (Callable 04/01/2027)	1,000,000	1,009,542
Public Parking Authority Of Pittsburgh, 5.00%, 12/01/2026 (Callable 08/01/2026)	90,000	90,152
Reading School District
0.00%, 01/15/2027(e)	50,000	48,993
5.00%, 03/01/2037 (Callable 03/01/2027)	1,750,000	1,766,427

The accompanying notes are an integral part of these financial statements.

225

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
5.00%, 03/01/2038 (Callable 03/01/2027)	$1,000,000	$1,011,121
Ridley School District
4.00%, 10/15/2032	1,525,000	1,577,376
4.00%, 10/15/2033	600,000	620,830
School District of Philadelphia
5.00%, 09/01/2031 (Callable 09/01/2029)	1,000,000	1,062,158
5.00%, 09/01/2034 (Callable 09/01/2028)	1,000,000	1,039,855
5.00%, 09/01/2043 (Callable 09/01/2028)	1,500,000	1,541,237
Schuylkill Valley School District
5.00%, 04/01/2038 (Callable 10/01/2033)	2,550,000	2,780,586
5.00%, 04/01/2039 (Callable 10/01/2033)	2,500,000	2,713,893
Scranton-Lackawanna Health and Welfare Authority, 5.00%, 11/01/2030	555,000	596,238
State Public School Building Authority
5.00%, 12/01/2028 (Callable 12/01/2026)	15,000	15,142
5.00%, 06/01/2032 (Callable 12/01/2026)	4,825,000	4,867,245
5.00%, 12/01/2032 (Callable 12/01/2026)	1,600,000	1,613,475
5.00%, 06/01/2033 (Callable 12/01/2026)	4,850,000	4,892,869
Suburban Lancaster Sewer Authority, 5.00%, 06/15/2035 (Callable 06/15/2029)	1,100,000	1,157,850
Union County Hospital Authority, 5.00%, 08/01/2038 (Callable 07/22/2026)	2,205,000	2,252,238
Upper Darby School District/PA
5.00%, 04/01/2041 (Callable 04/01/2031)	305,000	325,320
5.00%, 04/01/2042 (Callable 04/01/2031)	320,000	340,228
5.00%, 04/01/2044 (Callable 04/01/2031)	350,000	369,110
West York Area School District, 5.00%, 04/01/2038 (Callable 04/01/2032)	1,250,000	1,343,464
Westmoreland County Industrial Development Authority/PA, 5.00%, 07/01/2028	700,000	719,520
York County Industrial Development Authority/PA, 4.00%, 06/01/2029 (Callable 08/01/2026)(b)	610,000	610,070
		201,469,739

	Par	Value
Rhode Island - 0.6%
Providence Public Building Authority
5.00%, 09/15/2038 (Callable 09/15/2029)	$2,470,000	$2,564,097
5.25%, 09/15/2043 (Callable 09/15/2034)	1,000,000	1,084,366
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 08/01/2026)	500,000	500,330
Rhode Island Commerce Corp., 5.00%, 07/01/2034 (Callable 07/01/2028)	500,000	517,619
Rhode Island Health and Educational Building Corp.
4.00%, 05/15/2028 (Callable 08/01/2026)	380,000	380,340
5.00%, 05/15/2039 (Callable 05/15/2027)	2,520,000	2,552,684
5.50%, 05/15/2047 (Callable 05/15/2032)	3,965,000	4,226,031
5.50%, 05/15/2049 (Callable 05/15/2034)	3,000,000	3,244,334
Rhode Island Housing & Mortgage Finance Corp.
1.70%, 04/01/2031 (Callable 04/01/2030)	150,000	135,444
2.10%, 10/01/2035 (Callable 10/01/2029)	590,000	513,652
2.35%, 10/01/2044 (Callable 04/01/2030)	1,000,000	778,044
3.35%, 10/01/2055 (Callable 10/01/2026)(a)	1,000,000	999,832
Rhode Island Student Loan Authority
5.00%, 12/01/2028(b)	1,175,000	1,224,603
5.00%, 12/01/2031(b)	3,350,000	3,599,358
		22,320,734
South Carolina - 1.4%
Charleston Housing Authority, 5.00%, 12/01/2041 (Callable 12/01/2034)	1,450,000	1,526,040
City of Myrtle Beach SC, 5.00%, 10/01/2029 (Callable 10/01/2026)	500,000	502,450
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)	997,000	999,334
Medical University Hospital Authority
5.25%, 05/15/2040 (Callable 11/15/2032)	500,000	546,904
5.25%, 05/15/2041 (Callable 11/15/2032)	600,000	653,267
5.25%, 05/15/2042 (Callable 11/15/2032)	1,040,000	1,127,062
5.25%, 11/15/2042 (Callable 11/15/2032)	1,125,000	1,219,706
5.50%, 11/15/2050 (Callable 11/15/2032)	1,000,000	1,062,934

The accompanying notes are an integral part of these financial statements.

226

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - (Continued)
Piedmont Municipal Power Agency, 5.00%, 01/01/2034 (Callable 01/01/2027)	$1,505,000	$1,516,069
South Carolina Jobs-Economic Development Authority
4.00%, 03/15/2029	50,000	48,317
5.75%, 11/15/2029 (Callable 07/15/2026)	95,000	95,099
4.00%, 08/15/2030 (Callable 08/15/2026)	130,000	130,025
4.00%, 03/15/2031	55,000	51,688
5.00%, 05/01/2033 (Callable 05/01/2028)	1,750,000	1,807,146
5.25%, 08/15/2033 (Callable 08/15/2026)	350,000	350,579
5.00%, 05/01/2034 (Callable 05/01/2028)	1,435,000	1,479,611
3.00%, 03/15/2035 (Callable 03/15/2031)	105,000	83,237
3.00%, 03/15/2039 (Callable 03/15/2031)	40,000	28,205
3.00%, 03/15/2040 (Callable 03/15/2031)	30,000	20,569
5.00%, 05/01/2043 (Callable 05/01/2028)	2,000,000	2,039,851
5.25%, 08/15/2046 (Callable 08/15/2026)	2,930,000	2,931,816
2.50%, 03/15/2051 (Callable 03/15/2031)	420,000	210,069
South Carolina Public Service Authority
5.00%, 12/01/2031 (Callable 07/22/2026)	2,320,000	2,322,750
5.00%, 12/01/2032 (Callable 07/22/2026)	2,025,000	2,027,429
5.00%, 12/01/2032 (Callable 07/22/2026)	315,000	315,362
5.00%, 12/01/2037 (Callable 07/22/2026)	3,345,000	3,347,948
5.00%, 12/01/2037 (Callable 12/01/2026)	2,000,000	2,014,720
5.00%, 12/01/2038 (Callable 07/22/2026)	2,795,000	2,797,349
5.00%, 12/01/2040 (Callable 12/01/2034)	2,100,000	2,321,699
5.50%, 12/01/2054 (Callable 12/01/2034)	1,540,000	1,645,318
South Carolina State Housing Finance & Development Authority
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	1,125,000	1,141,901
3.15%, 11/01/2043 (Callable 05/01/2028)(a)	2,225,000	2,232,197
6.50%, 07/01/2055 (Callable 07/01/2033)	3,940,000	4,459,777

	Par	Value
6.00%, 07/01/2056 (Callable 07/01/2034)	$4,800,000	$5,329,556
South Carolina Transportation Infrastructure Bank, 5.00%, 10/01/2040 (Callable 10/01/2027)	3,205,000	3,270,365
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2026(e)	650,000	643,941
0.00%, 10/01/2031(e)	500,000	407,662
		52,707,952
South Dakota - 0.7%
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	250,000	245,379
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2032 (Callable 09/01/2027)	100,000	101,877
5.00%, 09/01/2040 (Callable 09/01/2027)	7,250,000	7,343,541
5.00%, 11/01/2051 (Callable 11/01/2031)(a)	3,000,000	3,269,201
South Dakota Housing Development Authority
2.05%, 11/01/2041 (Callable 05/01/2030)	1,660,000	1,272,006
6.25%, 05/01/2055 (Callable 05/01/2032)	1,740,000	1,870,797
6.25%, 05/01/2056 (Callable 11/01/2033)	6,990,000	7,892,196
South Dakota State Building Authority, 5.00%, 06/01/2042 (Callable 06/01/2027)	3,000,000	3,041,254
Viborg-Hurley School District No 60-6
5.00%, 08/01/2040 (Callable 08/01/2033)	540,000	583,899
5.00%, 08/01/2044 (Callable 08/01/2033)	680,000	719,324
		26,339,474
Tennessee - 2.4%
Bartlett Industrial Development Board, 6.20%, 07/01/2049 (Callable 07/01/2036)(c)	5,000,000	5,139,545
Chattanooga Health Educational & Housing Facility Board, 3.60%, 06/01/2048 (Callable 12/01/2027)(a)	115,000	115,981
City of Chattanooga TN Electric Revenue, 5.00%, 09/01/2039 (Callable 09/01/2031)	780,000	838,539
City of Jackson TN
5.00%, 04/01/2033 (Callable 10/01/2028)	1,755,000	1,806,273
5.00%, 04/01/2036 (Callable 07/22/2026)	2,000,000	2,000,954

The accompanying notes are an integral part of these financial statements.

227

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
Cleveland Health & Educational Facilities Board, 4.20%, 05/01/2040	$2,960,000	$2,966,070
Greeneville Health & Educational Facilities Board, 5.00%, 07/01/2037 (Callable 07/01/2028)	4,000,000	4,092,608
Industrial Development Board Of The City Of Kingsport Tennessee, 2.95%, 09/01/2029 (a)	2,000,000	1,997,427
Knox County Health Educational & Housing Facility Board
5.00%, 09/01/2029 (Callable 09/01/2026)	325,000	325,617
5.00%, 09/01/2030 (Callable 09/01/2026)	925,000	926,617
5.00%, 09/01/2031 (Callable 09/01/2026)	100,000	100,164
3.30%, 12/01/2043(a)	676,000	679,412
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	50,000	49,939
5.00%, 07/01/2032	10,000,000	11,004,616
5.00%, 07/01/2035 (Callable 07/01/2026)	7,325,000	7,325,000
5.00%, 05/01/2036 (Callable 05/01/2033)	800,000	869,500
3.05%, 01/01/2045 (Callable 01/01/2029)(a)	3,100,000	3,100,610
Metropolitan Nashville Airport Authority
5.00%, 07/01/2037 (Callable 01/01/2036)(b)	1,875,000	2,080,629
5.00%, 07/01/2038 (Callable 01/01/2036)(b)	2,030,000	2,236,562
5.00%, 07/01/2041 (Callable 01/01/2036)(b)	1,750,000	1,904,328
New Memphis Arena Public Building Authority, 4.00%, 04/01/2030	765,000	796,625
Rutherford County Health & Educational Facilities Board
5.00%, 07/01/2036 (Callable 07/01/2035)	620,000	677,330
5.00%, 07/01/2038 (Callable 07/01/2035)	735,000	795,423
5.00%, 07/01/2040 (Callable 07/01/2035)	420,000	449,035
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2030 (Callable 05/01/2027)	1,440,000	1,457,878
5.00%, 05/01/2035 (Callable 05/01/2027)	3,665,000	3,698,636

	Par	Value
Tennergy Corp./TN
5.50%, 12/01/2028	$1,000,000	$1,040,968
5.50%, 10/01/2053 (Callable 09/01/2030)(a)	1,000,000	1,065,706
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	75,000	75,619
5.00%, 11/01/2034 (Callable 08/01/2034)	9,600,000	10,258,195
5.00%, 05/01/2053 (Callable 02/01/2028)(a)	10,500,000	10,809,560
Tennessee Housing Development Agency
3.85%, 01/01/2035 (Callable 07/22/2026)	1,205,000	1,205,066
2.05%, 07/01/2036 (Callable 07/01/2030)	415,000	342,413
2.90%, 07/01/2039 (Callable 01/01/2029)	605,000	540,314
3.85%, 07/01/2043 (Callable 07/01/2027)	1,475,000	1,425,010
4.00%, 07/01/2048 (Callable 01/01/2027)	360,000	360,295
4.50%, 07/01/2049 (Callable 01/01/2028)	10,000	10,080
6.25%, 01/01/2054 (Callable 07/01/2032)	1,340,000	1,440,863
Williamson County Industrial Development Board, 5.00%, 05/01/2042 (Callable 11/01/2026)(a)	3,661,000	3,686,302
		89,695,709
Texas - 11.9%
Aldine Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2027)	3,000,000	3,029,511
Argyle Independent School District
5.00%, 08/15/2037 (Callable 08/15/2035)	925,000	1,039,885
5.00%, 08/15/2038 (Callable 08/15/2035)	910,000	1,017,482
Arlington Higher Education Finance Corp.
5.00%, 02/15/2031 (Callable 08/01/2026)	1,675,000	1,676,780
5.00%, 02/15/2032 (Callable 08/01/2026)	1,500,000	1,501,274
Aubrey Independent School District
5.00%, 02/15/2038 (Callable 02/15/2035)	805,000	894,954
5.00%, 02/15/2039 (Callable 02/15/2035)	1,700,000	1,879,976
Austin Convention Enterprises, Inc.
5.00%, 01/01/2028 (Callable 01/01/2027)	700,000	703,048
5.00%, 01/01/2033 (Callable 01/01/2027)	100,000	100,281

The accompanying notes are an integral part of these financial statements.

228

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Austin Independent School District, 5.25%, 08/01/2049 (Callable 08/01/2034)	$1,115,000	$1,193,243
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2031 (Callable 10/01/2027)	1,900,000	1,932,263
5.00%, 10/01/2035 (Callable 10/01/2027)	1,310,000	1,327,347
Baytown Municipal Development District, 5.00%, 10/01/2032 (Callable 10/01/2031)	825,000	870,446
Blue Ridge Independent School District
5.25%, 02/15/2045 (Callable 02/15/2035)	750,000	818,186
5.25%, 02/15/2050 (Callable 02/15/2035)	495,000	530,807
5.50%, 02/15/2055 (Callable 02/15/2035)	1,500,000	1,625,069
Boerne Independent School District, 3.85%, 12/01/2043 (a)	2,805,000	2,841,558
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2029(b)	1,250,000	1,294,671
5.00%, 04/01/2030(b)	2,000,000	2,088,912
2.35%, 04/01/2040 (Callable 04/01/2030)(b)	5,000	4,974
4.00%, 04/01/2045 (Callable 04/01/2034)(b)	2,985,000	2,813,158
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)	785,000	785,712
Central Texas Regional Mobility Authority, 4.00%, 01/01/2034 (Callable 07/01/2031)	1,125,000	1,160,385
Cibolo Canyons Special Improvement District, 3.50%, 08/15/2026 (Callable 08/01/2026)	105,000	105,009
City of Austin TX, 4.00%, 09/01/2034 (Callable 09/01/2029)	1,215,000	1,247,407
City of Austin TX Airport System Revenue
5.00%, 11/15/2031 (Callable 11/15/2026)(b)	920,000	926,067
5.00%, 11/15/2034 (Callable 11/15/2026)(b)	3,200,000	3,218,376
5.00%, 11/15/2034 (Callable 11/15/2032)(b)	2,000,000	2,177,591
5.00%, 11/15/2035 (Callable 11/15/2026)(b)	1,805,000	1,814,833
City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2038 (Callable 11/15/2030)	1,200,000	1,273,724

	Par	Value
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2026	$250,000	$250,837
5.00%, 09/01/2027	200,000	204,962
City of Brownsville TX
5.00%, 02/15/2027	250,000	253,710
5.00%, 02/15/2028	225,000	233,971
5.00%, 02/15/2029	400,000	423,854
5.00%, 02/15/2030	520,000	560,197
5.00%, 02/15/2031	585,000	638,971
City of Brownsville TX Utilities System Revenue, 5.00%, 09/01/2032 (Callable 09/01/2031)	100,000	108,782
City of Celina TX
5.00%, 09/01/2026	411,000	412,035
5.00%, 09/01/2027	278,000	284,736
5.00%, 09/01/2033 (Callable 09/01/2032)	562,000	607,443
5.00%, 09/01/2034 (Callable 09/01/2032)	376,000	404,808
5.00%, 09/01/2035 (Callable 09/01/2032)	318,000	340,938
City of Dallas Housing Finance Corp.
5.00%, 08/01/2027 (Callable 08/01/2026)(a)	1,885,000	1,887,845
5.00%, 07/01/2042 (Callable 01/01/2027)(a)	1,570,000	1,586,462
City of Dallas TX Hotel Occupancy Tax Revenue, 4.00%, 08/15/2028 (Callable 08/15/2026)	2,000,000	2,002,032
City of El Paso TX, 4.00%, 08/15/2032 (Callable 08/15/2026)	2,000,000	2,002,669
City of Fort Worth TX
5.00%, 09/01/2031	744,000	802,003
5.00%, 09/01/2032 (Callable 09/01/2031)	785,000	840,780
5.00%, 09/01/2033 (Callable 09/01/2031)	826,000	880,496
5.00%, 09/01/2034 (Callable 09/01/2031)	870,000	926,391
City of Godley TX
5.25%, 08/15/2041 (Callable 08/15/2034)	1,990,000	2,169,699
5.25%, 08/15/2042 (Callable 08/15/2034)	1,095,000	1,188,010
5.25%, 08/15/2043 (Callable 08/15/2034)	1,205,000	1,300,084
5.25%, 08/15/2044 (Callable 08/15/2034)	1,170,000	1,259,273
5.25%, 08/15/2045 (Callable 08/15/2034)	2,395,000	2,561,758
City of Greenville TX Waterworks & Sewer System Revenue, 5.00%, 02/15/2037 (Callable 02/15/2033)	1,470,000	1,593,794

The accompanying notes are an integral part of these financial statements.

229

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
City of Houston TX, 5.00%, 03/01/2031 (Callable 03/01/2027)	$2,385,000	$2,419,356
City of Houston TX Airport System Revenue
5.00%, 07/01/2032 (Callable 07/01/2028)(b)	2,820,000	2,917,732
5.00%, 07/01/2032 (Callable 07/01/2028)(b)	120,000	124,159
5.00%, 07/01/2033 (Callable 07/01/2028)(b)	1,250,000	1,291,719
5.00%, 07/01/2035 (Callable 07/01/2028)(b)	1,400,000	1,442,615
5.00%, 07/01/2038 (Callable 07/01/2028)	1,010,000	1,044,380
5.00%, 07/01/2039 (Callable 07/01/2028)	3,000,000	3,098,016
5.00%, 07/01/2041 (Callable 07/01/2028)(b)	750,000	765,998
City of Kyle TX
5.00%, 08/15/2041 (Callable 08/15/2034)	525,000	567,493
5.00%, 08/15/2043 (Callable 08/15/2034)	625,000	671,164
5.00%, 08/15/2044 (Callable 08/15/2034)	585,000	625,003
City of Levelland TX, 5.00%, 08/15/2036 (Callable 08/15/2032)	355,000	383,199
City of Liberty Hill TX Wastewater Treatment Facility Revenue, 5.00%, 09/01/2039 (Callable 09/01/2032)	475,000	510,195
City of Magnolia TX, 5.70%, 09/01/2046(c)	450,000	472,857
City of Odessa TX, 4.00%, 03/01/2039 (Callable 03/01/2028)	1,000,000	982,136
City of Portland TX, 5.00%, 08/15/2039 (Callable 08/15/2033)	1,250,000	1,355,380
City of San Antonio TX, 3.00%, 08/01/2029 (Callable 08/01/2028)	3,000,000	3,009,403
City of San Antonio TX Electric & Gas Systems Revenue
5.25%, 02/01/2043 (Callable 08/01/2033)	2,515,000	2,751,625
5.50%, 02/01/2049 (Callable 08/01/2034)	5,000,000	5,431,358
3.00%, 02/01/2055(a)	2,000,000	1,990,046
3.08%, 02/01/2055(a)	5,750,000	5,751,558
City of San Marcos TX, 5.00%, 08/15/2038 (Callable 08/15/2027)	1,000,000	1,016,416

	Par	Value
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026	$700,000	$701,315
5.00%, 04/01/2029	1,000,000	1,055,057
4.00%, 08/15/2032 (Callable 08/15/2028)	1,000,000	1,015,580
3.95%, 12/01/2032 (Callable 08/01/2026)	200,000	200,017
4.25%, 12/01/2034 (Callable 08/01/2026)	375,000	375,057
5.00%, 04/01/2035 (Callable 04/01/2034)	425,000	472,760
5.00%, 04/01/2036 (Callable 04/01/2034)	360,000	398,348
5.00%, 04/01/2037 (Callable 04/01/2034)	435,000	478,352
5.00%, 04/01/2038 (Callable 04/01/2034)	475,000	519,334
5.00%, 04/01/2039 (Callable 04/01/2034)	400,000	435,551
5.00%, 04/01/2040 (Callable 04/01/2034)	625,000	677,572
5.00%, 04/01/2041 (Callable 04/01/2034)	475,000	512,514
5.00%, 04/01/2042 (Callable 04/01/2034)	525,000	562,888
5.00%, 04/01/2043 (Callable 04/01/2034)	675,000	718,074
4.00%, 02/15/2055(a)	7,500,000	7,757,202
Collin County Municipal Utility District No 1, 6.25%, 02/15/2032	3,415,000	3,733,739
Collin County Municipal Utility District No 2
4.50%, 09/01/2030 (Callable 10/01/2029)	560,000	583,498
4.50%, 09/01/2032 (Callable 10/01/2029)	1,110,000	1,150,695
4.50%, 09/01/2034 (Callable 10/01/2029)	1,335,000	1,376,920
5.00%, 09/01/2038 (Callable 10/01/2029)	620,000	642,938
County of Travis TX
5.00%, 03/01/2038 (Callable 03/01/2029)	1,490,000	1,551,520
5.00%, 03/01/2039 (Callable 03/01/2029)	1,090,000	1,132,693
County of Wise TX
5.00%, 08/15/2026	330,000	330,439
5.00%, 08/15/2027	505,000	513,577
Dallas Fort Worth International Airport
5.00%, 11/01/2032(b)	2,000,000	2,196,506
4.00%, 11/01/2038 (Callable 11/01/2030)	100,000	101,419
Dallas Independent School District
5.00%, 02/15/2055(a)	4,500,000	4,887,567
5.00%, 02/15/2055(a)	3,625,000	3,870,284

The accompanying notes are an integral part of these financial statements.

230

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Dallas Metrocare Services, 5.00%, 11/01/2028	$925,000	$973,090
Denton Independent School District, 4.00%, 08/15/2055 (a)	2,000,000	2,043,877
Eagle Mountain & Saginaw Independent School District
4.00%, 08/01/2050(a)	3,055,000	3,094,487
4.00%, 08/01/2050(a)	30,000	30,453
Ector County Independent School District, 4.00%, 08/15/2049(a)	3,020,000	3,060,715
El Paso Independent School District, 5.00%, 08/15/2038 (Callable 08/15/2026)	2,875,000	2,882,479
EP Cimarron Ventanas PFC
4.00%, 12/01/2034	1,600,000	1,606,787
4.13%, 12/01/2039 (Callable 12/01/2034)	2,000,000	1,996,973
EP La Privada PFC, 4.50%, 06/01/2040 (Callable 06/01/2035)	1,600,000	1,616,717
EP The Arthur Public Facility Corp., 4.13%, 07/01/2036 (Callable 01/01/2033)	1,000,000	988,100
EP Tuscany Zaragosa PFC, 4.00%, 12/01/2033 (Callable 12/01/2028)	1,825,000	1,827,793
Flour Bluff Independent School District, 5.00%, 08/15/2035 (Callable 02/15/2035)	1,400,000	1,592,387
Forney Independent School District
5.25%, 08/15/2044 (Callable 08/15/2035)	1,300,000	1,436,933
5.25%, 08/15/2045 (Callable 08/15/2035)	1,500,000	1,643,706
Fort Bend County Municipal Utility District No 146, 3.13%, 09/01/2032 (Callable 08/01/2026)	300,000	296,440
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	9,000,000	9,123,078
Fort Worth Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2027)	1,000,000	1,011,321
Fourth Ward Redevelopment Authority
5.00%, 09/01/2030	255,000	273,265
5.00%, 09/01/2031	325,000	351,138
5.00%, 09/01/2032	315,000	341,821
5.00%, 09/01/2033	250,000	273,434
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040(a)	2,907,131	2,842,071
Frisco Independent School District, 0.00%, 08/15/2029 (e)	100,000	90,711
FW Chaparral PFC
4.00%, 10/01/2035 (Callable 10/01/2032)	3,800,000	3,764,357

	Par	Value
5.00%, 10/01/2035 (Callable 10/01/2032)	$5,970,000	$6,330,854
FW Skyline Public Facility Corp., 4.25%, 04/01/2039 (Callable 04/01/2036)	4,000,000	4,001,657
Gainesville Independent School District
5.25%, 02/15/2047 (Callable 08/15/2035)	1,770,000	1,917,468
5.25%, 02/15/2048 (Callable 08/15/2035)	925,000	997,953
Galena Park Independent School District, 0.00%, 08/15/2026 (e)	1,525,000	1,519,375
Generation Park Management District, 4.00%, 09/01/2028 (Callable 08/01/2026)	125,000	125,104
Grand Mission Municipal Utility District No 2, 2.25%, 09/01/2028 (Callable 08/01/2026)	95,000	92,389
Grand Parkway Transportation Corp.
5.00%, 10/01/2037 (Callable 04/01/2028)	4,145,000	4,274,798
5.75%, 10/01/2044 (Callable 10/01/2028)	2,500,000	2,626,455
5.80%, 10/01/2046 (Callable 10/01/2028)	3,000,000	3,135,903
5.85%, 10/01/2047 (Callable 10/01/2028)	3,090,000	3,228,481
Greater Texoma Utility Authority, 5.00%, 10/01/2039 (Callable 10/01/2032)	1,000,000	1,066,027
Green Valley Special Utility District
7.00%, 09/15/2030	615,000	710,596
7.00%, 09/15/2031	545,000	646,115
Greenwood Utility District/TX, 9.00%, 08/01/2034 (Callable 02/01/2030)	205,000	242,895
Harris County Cultural Education Facilities Finance Corp.
4.00%, 11/15/2029 (Callable 08/01/2026)	285,000	285,170
4.00%, 10/01/2036 (Callable 10/01/2029)	3,000,000	3,021,195
5.00%, 05/15/2050 (Callable 05/15/2030)(a)	3,000,000	3,250,830
5.00%, 11/15/2054 (Callable 02/15/2032)(a)	9,450,000	10,209,890
Harris County Municipal Utility District No 165
5.00%, 03/01/2035 (Callable 03/01/2031)	665,000	714,776
5.00%, 03/01/2036 (Callable 03/01/2031)	690,000	738,840
Harris County Municipal Utility District No 406, 3.63%, 09/01/2034 (Callable 09/01/2028)	380,000	371,217

The accompanying notes are an integral part of these financial statements.

231

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Huffman Independent School District, 5.25%, 02/15/2041 (Callable 02/15/2035)	$1,065,000	$1,185,596
Hunt Memorial Hospital District Charitable Health, 6.00%, 02/15/2041 (Callable 02/15/2036)	1,985,000	2,082,254
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029)(a)	3,000,000	3,141,326
Katy Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2027)	1,950,000	1,967,499
Kaufman County Municipal Utility District No 7, 3.75%, 09/01/2032 (Callable 08/01/2026)	295,000	295,119
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2038 (Callable 11/01/2030)	1,000,000	1,048,386
La Feria Independent School District/TX
5.00%, 02/15/2045 (Callable 02/15/2035)	480,000	513,152
5.25%, 02/15/2050 (Callable 02/15/2035)	795,000	852,508
Lake Dallas Independent School District, 0.00%, 08/15/2026 (e)	2,000,000	1,992,890
Las Varas Public Facility Corp., 4.25%, 10/01/2035 (Callable 10/01/2032)	2,000,000	1,987,447
Leander Independent School District
0.00%, 08/15/2027(e)	1,275,000	1,234,882
0.00%, 08/15/2032(e)	600,000	493,320
Legacy Denton Public Facility Corp., 3.15%, 11/01/2043 (Callable 05/01/2028)(a)	4,000,000	4,008,988
Love Field Airport Modernization Corp., 5.00%, 11/01/2029 (Callable 08/01/2026)(b)	2,140,000	2,145,481
Lower Colorado River Authority, 5.00%, 05/15/2039 (Callable 05/15/2029)	1,000,000	1,041,589
Matagorda County Navigation District No 1, 4.55%, 05/01/2030(b)	1,025,000	1,076,689
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	170,000	166,502
Mckinney Municipal Utility District No 2
6.50%, 09/01/2029	345,000	381,831
6.00%, 09/01/2030 (Callable 09/01/2029)	290,000	315,801
6.50%, 09/01/2030 (Callable 09/01/2029)	360,000	397,424

	Par	Value
6.50%, 09/01/2031 (Callable 09/01/2029)	$380,000	$418,584
6.50%, 09/01/2032 (Callable 09/01/2029)	170,000	186,760
Melissa Independent School District
5.00%, 02/01/2029	175,000	185,399
5.00%, 02/01/2031	250,000	273,767
Mesquite Housing Finance Corp., 3.35%, 08/01/2029(a)	435,000	436,448
Midway Independent School District/McLennan County, 4.00%, 08/15/2034 (Callable 08/15/2029)	2,155,000	2,200,411
New Hope Cultural Education Facilities Finance Corp.
4.63%, 10/01/2030 (Callable 10/01/2026)	1,500,000	1,484,620
5.25%, 10/01/2030 (Callable 10/01/2026)	1,000,000	995,283
4.00%, 08/15/2033 (Callable 08/15/2027)	3,450,000	3,464,640
4.00%, 08/15/2034 (Callable 08/15/2027)	2,215,000	2,222,096
North Texas Higher Education Authority, Inc.
4.13%, 06/01/2045 (Callable 06/01/2031)(b)	1,715,000	1,676,005
4.50%, 06/01/2046 (Callable 06/01/2034)(b)	3,760,000	3,777,053
North Texas Municipal Water District
5.00%, 06/01/2040 (Callable 06/01/2027)	2,695,000	2,737,030
5.00%, 06/01/2041 (Callable 06/01/2027)	3,560,000	3,612,476
North Texas Tollway Authority
0.00%, 01/01/2035(e)	3,240,000	2,430,027
0.00%, 01/01/2036(e)	1,690,000	1,212,720
0.00%, 01/01/2038(e)	385,000	250,853
5.00%, 01/01/2043 (Callable 01/01/2027)	4,000,000	4,028,655
5.00%, 01/01/2043 (Callable 01/01/2028)	9,105,000	9,285,266
Northlake Municipal Management District No 1, 6.75%, 03/01/2029	395,000	433,650
NTHP Lakewest Senior, Inc., 5.00%, 05/01/2036	1,035,000	1,116,646
Odessa Junior College District
5.25%, 07/01/2044 (Callable 07/01/2034)	300,000	327,007
5.25%, 07/01/2045 (Callable 07/01/2034)	320,000	345,653
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2039 (Callable 08/01/2026)	2,500,000	2,501,794

The accompanying notes are an integral part of these financial statements.

232

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Perryton Independent School District, 5.00%, 08/15/2036 (Callable 08/15/2034)	$640,000	$716,335
Ponder Independent School District, 4.00%, 02/15/2051 (a)	2,000,000	2,026,742
Port Arthur Housing Authority, 3.90%, 04/01/2036 (Callable 04/01/2035)	2,000,000	2,029,294
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2032 (Callable 10/01/2028)(b)	1,400,000	1,457,270
5.00%, 10/01/2033 (Callable 10/01/2028)(b)	2,980,000	3,097,012
5.00%, 10/01/2035 (Callable 10/01/2028)(b)	2,000,000	2,071,770
5.00%, 10/01/2037 (Callable 10/01/2028)(b)	3,425,000	3,534,673
5.00%, 10/01/2038 (Callable 10/01/2028)(b)	3,500,000	3,606,129
Port Freeport TX
5.00%, 06/01/2028 (Callable 08/01/2026)(b)	1,090,000	1,091,581
5.00%, 06/01/2029 (Callable 08/01/2026)(b)	1,145,000	1,146,530
Port Neches-Groves Independent School District/TX, 2.00%, 02/15/2034 (Callable 02/15/2029)	2,115,000	1,859,394
Port of Port Arthur Navigation District, 1.55%, 04/01/2040 (Callable 07/01/2026)(a)	5,100,000	5,100,000
Pottsboro Higher Education Finance Corp., 5.00%, 08/15/2046 (Callable 08/15/2026)	1,700,000	1,595,756
Pottsboro Independent School District/TX
5.00%, 02/15/2040 (Callable 02/15/2032)	1,200,000	1,283,474
4.00%, 02/15/2052(a)	3,725,000	3,773,568
Prosper Independent School District, 5.00%, 02/15/2038 (Callable 02/15/2028)	2,000,000	2,056,876
PSC/TX, 3.75%, 12/01/2040	2,140,000	2,143,377
Rio Hondo Independent School District, 5.00%, 02/15/2028	775,000	806,782
Round Rock Independent School District, 5.00%, 08/01/2046 (a)	2,685,000	2,931,980
San Angelo Independent School District, 5.00%, 02/15/2035	3,500,000	4,026,873
San Antonio Housing Trust Public Facility Corp., 4.00%, 07/01/2045 (Callable 08/01/2027)(a)	5,000,000	5,081,310
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050(a)	1,320,000	1,348,912
Southeast Regional Management District, 5.00%, 04/01/2030	115,000	122,902

	Par	Value
State of Texas, 5.00%, 10/01/2034 (Callable 10/01/2027)	$250,000	$256,154
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	3,020,000	3,023,485
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2026	290,000	291,384
5.00%, 11/15/2027	1,300,000	1,325,389
5.00%, 11/15/2027 (Callable 11/15/2026)	1,000,000	1,005,331
3.50%, 02/15/2036 (Callable 07/22/2026)(a)(d)	5,935,000	5,811,958
5.00%, 07/01/2038 (Callable 01/01/2029)	2,000,000	2,069,240
5.00%, 07/01/2043 (Callable 01/01/2029)	4,000,000	4,118,342
Texas Department of Housing & Community Affairs, 3.38%, 09/01/2039 (Callable 09/01/2028)	2,050,000	1,905,641
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2029	5,000,000	5,229,741
5.00%, 12/15/2030	5,875,000	6,186,468
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (Callable 07/01/2029)(a)	3,000,000	3,178,001
5.50%, 01/01/2054 (Callable 07/01/2033)(a)	1,470,000	1,606,962
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 04/01/2036 (Callable 01/01/2036)	5,000,000	5,288,393
5.00%, 01/01/2055 (Callable 07/01/2033)(a)	4,000,000	4,266,146
Texas Municipal Gas Acquisition and Supply Corp. I
4.08% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 07/01/2026)	500,000	500,181
6.25%, 12/15/2026	1,480,000	1,501,635
Texas Municipal Gas Acquisition and Supply Corp. II, 3.50% (3 mo. Term SOFR + 1.05%), 09/15/2027	1,000,000	1,002,974
Texas Private Activity Bond Surface Transportation Corp., 5.38%, 06/30/2037 (Callable 06/30/2028)(b)	1,835,000	1,937,562
Texas Public Finance Authority
5.25%, 05/01/2037 (Callable 05/01/2033)	400,000	439,158
5.25%, 05/01/2039 (Callable 05/01/2033)	500,000	543,606

The accompanying notes are an integral part of these financial statements.

233

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Texas State Affordable Housing Corp., 3.90%, 03/01/2038 (Callable 03/01/2033)	$200,000	$200,257
Texas Water Development Board
5.00%, 10/15/2032 (Callable 10/15/2028)	1,000,000	1,047,017
4.00%, 10/15/2033 (Callable 10/15/2028)	5,005,000	5,094,004
4.55%, 10/15/2038 (Callable 10/15/2032)	4,940,000	5,252,956
Trinity River Public Facility Corp., 5.00%, 06/01/2044 (Callable 06/01/2036)	3,700,000	3,854,698
University of Houston
2.00%, 02/15/2032 (Callable 02/15/2030)	2,095,000	1,896,605
5.00%, 02/15/2036 (Callable 08/01/2026)	325,000	325,366
Uptown Development Authority, 5.00%, 09/01/2034 (Callable 09/01/2026)	1,275,000	1,276,538
Venus Independent School District, 5.25%, 08/15/2042 (Callable 08/15/2035)	1,535,000	1,711,817
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	572,662
5.00%, 12/01/2039 (Callable 12/01/2029)	330,000	341,792
5.00%, 12/01/2042 (Callable 12/01/2029)	890,000	915,452
6.00%, 12/01/2043 (Callable 12/01/2029)	100,000	103,351
Waller County Road Improvement District No 1
6.00%, 03/01/2027	270,000	275,001
6.00%, 03/01/2028	285,000	299,232
6.00%, 03/01/2029	300,000	323,223
6.00%, 03/01/2030 (Callable 03/01/2029)	315,000	338,709
6.00%, 03/01/2031 (Callable 03/01/2029)	330,000	354,150
Westpointe Special Improvement District, 5.00%, 08/15/2040 (Callable 08/15/2031)	635,000	665,915
Woodridge Municipal Utility District, 3.75%, 09/01/2029 (Callable 08/01/2026)	45,000	45,009
Yoakum Independent School District
5.00%, 02/15/2027	120,000	121,744
5.00%, 02/15/2028	190,000	197,792
5.00%, 02/15/2029	230,000	244,020
5.00%, 02/15/2031	575,000	631,329
5.00%, 02/15/2032	305,000	339,282
		439,618,553

	Par	Value
Utah - 1.3%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027)(b)	$1,500,000	$1,528,912
5.00%, 07/01/2034 (Callable 07/01/2027)(b)	1,000,000	1,016,610
5.00%, 07/01/2036 (Callable 07/01/2027)(b)	1,500,000	1,522,523
5.00%, 07/01/2038 (Callable 07/01/2028)(b)	1,500,000	1,538,754
5.00%, 07/01/2042 (Callable 07/01/2027)	6,345,000	6,431,680
5.00%, 07/01/2042 (Callable 07/01/2027)(b)	1,500,000	1,515,047
5.25%, 07/01/2048 (Callable 07/01/2033)(b)	4,000,000	4,171,206
County of Utah UT, 5.00%, 05/15/2041 (Callable 07/22/2026)	1,245,000	1,245,887
Downtown Daybreak Public Infrastructure District No 1, 5.63%, 03/01/2046 (Callable 03/01/2031)(c)	1,500,000	1,541,273
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2036 (Callable 06/01/2030)	1,600,000	1,715,352
Nebo School District Local Building Authority, 2.00%, 07/01/2032 (Callable 07/01/2030)	1,880,000	1,732,320
Point Phase 1 Public Infrastructure District No 1, 5.13%, 03/01/2035 (Callable 09/01/2030)	1,000,000	1,051,369
Utah Associated Municipal Power Systems, 5.00%, 09/01/2035 (Callable 03/01/2028)	1,080,000	1,109,268
Utah Board of Higher Education, 2.55%, 06/01/2038 (Callable 06/01/2029)	1,250,000	1,030,109
Utah Charter School Finance Authority
3.00%, 04/15/2027	160,000	159,946
4.00%, 10/15/2030	875,000	882,526
4.00%, 04/15/2032	1,000,000	1,021,757
4.00%, 04/15/2032	645,000	654,625
4.50%, 04/15/2037 (Callable 08/01/2026)	150,000	150,094
5.00%, 04/15/2037 (Callable 08/01/2026)	770,000	770,614
5.00%, 04/15/2040 (Callable 04/15/2033)	450,000	486,448
5.13%, 04/15/2045 (Callable 04/15/2033)	385,000	405,823

The accompanying notes are an integral part of these financial statements.

234

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Utah - (Continued)
Utah Housing Corp.
3.24%, 06/01/2044 (Callable 12/01/2028)(a)	$8,000,000	$8,048,714
4.00%, 01/01/2045 (Callable 08/01/2026)	155,000	155,000
3.18%, 07/01/2045 (Callable 02/01/2028)(a)	1,000,000	1,003,458
4.50%, 10/21/2052	5,032,938	4,941,569
6.00%, 12/21/2052	634,604	680,998
6.00%, 02/21/2053	521,774	559,884
6.50%, 05/21/2053	700,607	741,014
6.00%, 06/21/2053	1,016,935	1,069,174
6.50%, 08/21/2053	61,962	67,027
6.50%, 01/01/2054 (Callable 07/01/2032)	830,000	898,608
		49,847,589
Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/2038 (Callable 08/01/2026)	1,000,000	1,000,470
Vermont Housing Finance Agency, 5.25%, 11/01/2052 (Callable 05/01/2032)	721,000	751,730
Vermont Student Assistance Corp., 5.00%, 06/15/2031(b)	2,185,000	2,288,284
		4,040,484
Virginia - 0.5%
Alexandria Redevelopment & Housing Authority, 3.20%, 12/01/2054 (Callable 06/01/2027)(a)	5,000,000	5,006,306
Fairfax County Redevelopment & Housing Authority
5.00%, 10/01/2039 (Callable 10/01/2029)	2,720,000	2,840,691
5.00%, 01/01/2045 (Callable 07/01/2027)(a)	3,250,000	3,315,051
Northern Virginia Transportation Authority, 5.00%, 06/01/2030 (Callable 08/01/2026)	780,000	781,463
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,000,000	1,002,881
Virginia Public Building Authority, 5.00%, 08/01/2035 (Callable 08/01/2026)(b)	1,000,000	1,001,685
Virginia Resources Authority, 5.00%, 11/01/2045 (Callable 08/01/2026)	465,000	465,322
Virginia Small Business Financing Authority
5.00%, 10/01/2028	1,200,000	1,245,251

	Par	Value
5.00%, 01/01/2035 (Callable 07/01/2027)	$100,000	$104,514
5.00%, 06/15/2060 (Callable 03/15/2035)(a)	2,000,000	2,210,295
		17,973,459
Washington - 2.8%
City of Marysville WA, 5.00%, 12/01/2044 (Callable 06/01/2028)	1,100,000	1,127,556
City of Mountlake Terrace WA Water & Sewer Revenue, 4.00%, 12/01/2030 (Callable 07/22/2026)	500,000	500,137
City of Seattle WA Municipal Light & Power Revenue
4.00%, 09/01/2036 (Callable 09/01/2027)	1,000,000	1,005,035
5.00%, 04/01/2039 (Callable 04/01/2029)	3,405,000	3,567,377
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2032 (Callable 07/22/2026)	2,000,000	2,002,713
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	215,000	235,699
County of Lewis WA, 3.00%, 12/01/2026 (Callable 07/22/2026)	100,000	99,910
Franklin County School District No 1 Pasco, 5.50%, 12/01/2040 (Callable 06/01/2033)	3,105,000	3,514,573
Grant County Public Hospital District No 2, 5.50%, 12/01/2044 (Callable 06/01/2034)	930,000	991,324
King County Housing Authority
5.00%, 01/01/2028 (Callable 01/01/2027)	1,000,000	1,010,330
4.00%, 11/01/2033 (Callable 11/01/2029)	600,000	613,117
5.00%, 01/01/2035 (Callable 07/01/2034)	240,000	259,394
5.00%, 07/01/2035 (Callable 07/01/2034)	255,000	275,837
5.00%, 07/01/2040 (Callable 07/01/2034)	1,500,000	1,587,226
5.38%, 07/01/2045 (Callable 07/01/2034)	4,120,000	4,397,331
King County Public Hospital District No 1, 5.00%, 12/01/2028 (Callable 12/01/2026)	225,000	226,877
King County Public Hospital District No 4, 7.00%, 12/01/2060 (Callable 12/01/2035)	7,825,000	7,999,012
King County School District No 411 Issaquah, 4.00%, 12/01/2033 (Callable 06/01/2030)	1,075,000	1,110,840

The accompanying notes are an integral part of these financial statements.

235

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
Kitsap County School District No 303 Bainbridge Island, 4.00%, 12/01/2027 (Callable 06/01/2027)	$1,000,000	$1,012,829
Pacific County Public Healthcare Services District No 3
5.25%, 12/01/2039 (Callable 12/01/2033)	500,000	549,453
5.25%, 12/01/2044 (Callable 12/01/2033)	695,000	746,894
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2029 (Callable 01/01/2028)	165,000	170,237
5.00%, 01/01/2038 (Callable 01/01/2029)	300,000	308,885
5.00%, 01/01/2039 (Callable 01/01/2028)	500,000	508,379
Pierce County School District No 10 Tacoma, 5.00%, 12/01/2026 (Callable 07/22/2026)	800,000	800,931
Port of Seattle WA
5.00%, 05/01/2035 (Callable 05/01/2027)(b)	3,000,000	3,042,446
5.00%, 05/01/2036 (Callable 05/01/2027)(b)	4,500,000	4,560,325
5.25%, 05/01/2042 (Callable 05/01/2027)(b)	5,500,000	5,564,073
5.25%, 07/01/2042 (Callable 07/01/2034)(b)	2,080,000	2,265,858
Seattle Housing Authority, 2.50%, 06/01/2041 (Callable 06/01/2031)	950,000	758,579
Snohomish County Housing Authority
4.00%, 04/01/2033 (Callable 04/01/2031)	2,500,000	2,561,659
3.75%, 04/01/2036 (Callable 04/01/2033)	5,050,000	4,899,676
State of Washington
5.00%, 02/01/2037 (Callable 02/01/2028)	7,275,000	7,501,266
5.00%, 06/01/2037 (Callable 06/01/2030)	1,000,000	1,070,033
5.00%, 02/01/2042 (Callable 02/01/2031)	1,000,000	1,063,430
5.00%, 02/01/2043 (Callable 02/01/2032)	500,000	535,835
5.00%, 02/01/2043 (Callable 02/01/2033)	3,200,000	3,454,169
Tacoma Metropolitan Park District
5.00%, 12/01/2026	95,000	95,900
4.00%, 12/01/2027 (Callable 12/01/2026)	605,000	608,588
4.00%, 12/01/2028 (Callable 12/01/2026)	25,000	25,124

	Par	Value
University of Washington, 5.00%, 12/01/2035 (Callable 12/01/2026)	$2,400,000	$2,418,085
Vancouver Housing Authority
4.00%, 08/01/2034 (Callable 08/01/2031)	3,000,000	2,971,389
4.25%, 02/01/2038 (Callable 02/01/2035)	2,000,000	2,031,694
Washington Health Care Facilities Authority
5.00%, 09/01/2027	1,500,000	1,537,547
5.00%, 08/15/2028 (Callable 08/15/2027)	95,000	97,173
5.00%, 09/01/2028	2,125,000	2,217,538
5.00%, 12/01/2031 (Callable 12/01/2030)(c)	200,000	216,081
5.00%, 08/15/2035 (Callable 08/15/2027)	955,000	971,381
4.00%, 07/01/2036 (Callable 07/17/2026)	135,000	134,997
5.00%, 08/15/2037 (Callable 02/15/2028)	1,500,000	1,526,901
5.00%, 08/01/2044 (Callable 08/01/2029)	2,000,000	2,046,902
5.00%, 08/01/2049 (Callable 08/01/2029)	2,640,000	2,669,394
Washington State Convention Center Public Facilities District, 5.00%, 07/01/2027	100,000	101,857
Washington State Housing Finance Commission
3.50%, 12/01/2033 (Callable 08/01/2026)	1,750,000	1,749,963
5.00%, 01/01/2035 (Callable 01/01/2029)	4,425,000	4,461,034
5.00%, 07/01/2037 (Callable 07/01/2035)(c)	1,255,000	1,360,516
5.00%, 07/01/2038 (Callable 07/01/2035)(c)	1,360,000	1,468,588
5.00%, 07/01/2045 (Callable 07/01/2035)(c)	500,000	519,656
Whatcom County Public Utility District No 1
5.00%, 12/01/2027(b)	450,000	461,038
5.00%, 12/01/2031(b)	2,335,000	2,517,174
5.00%, 12/01/2032(b)	825,000	896,805
		105,004,570
West Virginia - 0.4%
County of Ohio WV Special District Excise Tax Revenue
5.00%, 06/01/2038 (Callable 06/01/2035)	800,000	880,675
5.50%, 06/01/2054 (Callable 06/01/2035)	2,000,000	2,138,855
Glenville State College
4.00%, 06/01/2027	215,000	213,551
4.50%, 06/01/2032 (Callable 06/01/2027)	25,000	24,333

The accompanying notes are an integral part of these financial statements.

236

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
West Virginia - (Continued)
Morgantown Utility Board, Inc., 5.00%, 12/01/2043 (Callable 06/01/2028)	$2,555,000	$2,626,421
State of West Virginia, 5.00%, 12/01/2039 (Callable 06/01/2028)	1,940,000	2,004,751
West Virginia Economic Development Authority, 3.75%, 04/01/2036(a)(b)	2,500,000	2,506,730
West Virginia Higher Education Policy Commission, 5.00%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,016,017
West Virginia Housing Development Fund, 5.00%, 08/01/2027 (Callable 04/01/2027)(a)	2,150,000	2,182,299
West Virginia University, 0.00%, 04/01/2029(e)	125,000	113,812
Wyoming County Board of Education
5.00%, 06/01/2031	1,230,000	1,348,688
5.00%, 06/01/2032	1,305,000	1,445,876
		16,502,008
Wisconsin - 4.7%
Boscobel Area School District, 5.00%, 03/01/2036 (Callable 03/01/2031)	720,000	770,819
City of Algoma WI, 5.00%, 10/01/2030 (Callable 10/01/2028)	3,505,000	3,633,760
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2029 (Callable 07/24/2026)	2,005,000	2,006,482
Cudahy School District/WI
5.00%, 03/01/2035 (Callable 03/01/2033)	615,000	674,265
5.00%, 03/01/2036 (Callable 03/01/2033)	650,000	708,742
5.00%, 03/01/2037 (Callable 03/01/2033)	685,000	742,827
5.00%, 03/01/2038 (Callable 03/01/2033)	720,000	776,307
5.00%, 03/01/2039 (Callable 03/01/2033)	760,000	814,126
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	3,000,000	3,022,293
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	3,250,000	2,909,919
Monroe School District/WI, 5.00%, 03/01/2037 (Callable 03/01/2031)	250,000	266,946

	Par	Value
Public Finance Authority
5.00%, 10/01/2028(c)	$1,750,000	$1,813,330
9.00%, 11/01/2028 (Callable 11/01/2027)(c)	715,000	751,789
5.00%, 06/01/2030	800,000	833,870
5.00%, 12/01/2030	850,000	896,817
5.25%, 12/01/2030	1,060,000	1,144,366
5.00%, 06/01/2031	1,250,000	1,310,509
5.00%, 12/01/2032	1,000,000	1,070,157
4.00%, 01/01/2033 (Callable 07/01/2029)	605,000	619,860
4.00%, 06/01/2033 (Callable 07/22/2026)	70,000	70,008
4.00%, 01/01/2034 (Callable 07/01/2029)	1,150,000	1,173,863
5.00%, 10/01/2034 (Callable 10/01/2029)(c)	4,450,000	4,634,167
5.00%, 12/31/2035 (Callable 12/15/2035)	7,500,000	8,268,073
5.00%, 06/15/2036 (Callable 06/15/2033)(c)	4,000,000	4,087,853
5.00%, 10/01/2039 (Callable 10/01/2029)(c)	2,125,000	2,192,610
12.50%, 07/01/2040	2,425,000	2,450,880
9.00%, 07/01/2040 (Callable 07/01/2036)	2,445,000	2,575,251
4.13%, 01/20/2041(a)	4,494,901	4,360,071
5.00%, 10/01/2044 (Callable 04/01/2029)	2,675,000	2,724,474
6.25%, 04/01/2045 (Callable 04/01/2035)(c)	1,000,000	1,014,849
5.00%, 06/15/2048 (Callable 08/01/2026)(c)	3,860,000	3,744,960
4.00%, 07/01/2051 (Callable 07/01/2031)(c)	500,000	379,138
4.00%, 01/01/2055(c)	15,499,950	15,479,194
0.00%, 12/01/2055 (Callable 12/01/2033)(c)(e)	8,000,000	4,705,018
6.00%, 12/01/2055 (Callable 12/01/2033)(c)	4,500,000	4,537,851
5.75%, 06/30/2060 (Callable 06/30/2035)(b)	3,125,000	3,272,593
6.50%, 06/30/2060 (Callable 06/30/2035)(b)	5,500,000	6,155,691
3.63%, 06/15/2063 (Callable 06/15/2029)	4,990,000	5,002,129
6.75%, 07/01/2063 (Callable 07/01/2033)(c)	2,500,000	2,503,392
5.75%, 12/31/2065 (Callable 06/30/2035)(b)	2,625,000	2,748,978
Racine Unified School District, 5.00%, 04/01/2038 (Callable 04/01/2032)	1,180,000	1,273,963
State of Wisconsin, 5.00%, 05/01/2038 (Callable 05/01/2028)	2,000,000	2,066,827

The accompanying notes are an integral part of these financial statements.

237

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
Village of Hobart WI, 1.00%, 03/01/2032 (Callable 03/01/2030)	$1,395,000	$1,232,239
Village of Kewaskum WI
5.00%, 04/01/2029	165,000	171,195
5.00%, 04/01/2035 (Callable 04/01/2033)	515,000	540,714
4.50%, 04/01/2039 (Callable 04/01/2033)	645,000	643,217
Village of Mount Pleasant WI, 5.00%, 04/01/2043 (Callable 04/01/2028)	2,000,000	2,053,418
Waunakee Community School District, 3.63%, 04/01/2030 (Callable 04/01/2028)	7,340,000	7,405,272
West De Pere School District, 4.00%, 04/01/2031 (Callable 04/01/2028)	2,245,000	2,276,715
Wisconsin Center District, 5.25%, 12/15/2061 (Callable 12/15/2030)(c)	1,100,000	1,102,292
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2026	475,000	475,005
5.00%, 08/01/2027 (Callable 07/01/2026)(c)	4,250,000	4,250,000
5.00%, 11/01/2027 (Callable 11/01/2026)	745,000	756,656
4.20%, 08/15/2028 (Callable 07/22/2026)	495,000	495,068
5.00%, 02/15/2029 (Callable 08/01/2026)	2,080,000	2,088,014
5.00%, 11/01/2029 (Callable 11/01/2026)	580,000	599,254
3.00%, 02/15/2031 (Callable 08/01/2026)	55,000	53,011
3.25%, 02/15/2033 (Callable 02/15/2027)	1,060,000	1,014,693
5.00%, 04/01/2033 (Callable 10/01/2028)	1,025,000	1,065,867
5.00%, 11/01/2035 (Callable 05/01/2035)	8,000,000	8,797,513
3.50%, 02/15/2036 (Callable 02/15/2027)	965,000	910,562
4.00%, 07/01/2036 (Callable 07/01/2029)	1,000,000	1,005,015
4.00%, 09/15/2036 (Callable 09/15/2027)	775,000	761,415
4.00%, 09/15/2036 (Callable 09/15/2027)	580,000	569,833

	Par	Value
5.25%, 08/15/2039 (Callable 08/15/2034)	$1,415,000	$1,506,358
5.00%, 10/01/2039 (Callable 10/01/2034)	900,000	961,530
4.38%, 11/01/2039 (Callable 11/01/2034)	3,830,000	3,886,248
5.00%, 11/01/2039 (Callable 11/01/2026)	950,000	961,406
5.00%, 11/15/2039 (Callable 07/22/2026)	2,100,000	2,103,975
5.00%, 10/01/2040 (Callable 10/01/2034)	500,000	533,392
5.00%, 04/01/2044 (Callable 10/01/2028)	1,000,000	1,019,201
5.00%, 12/01/2046 (Callable 06/01/2031)(a)	4,500,000	4,825,550
5.00%, 02/15/2047 (Callable 02/15/2027)	5,250,000	5,264,852
4.00%, 02/15/2050 (Callable 02/15/2027)	80,000	71,884
5.50%, 12/01/2052 (Callable 12/01/2032)	1,750,000	1,865,978
6.00%, 10/01/2054 (Callable 10/01/2032)	2,000,000	2,092,928
Wisconsin Housing & Economic Development Authority
4.00%, 07/01/2030 (Callable 07/01/2028)(c)	160,000	151,923
4.38%, 07/01/2037 (Callable 07/01/2028)(c)	480,000	419,356
Wisconsin Housing & Economic Development Authority Housing Revenue
3.75%, 05/01/2054 (Callable 07/22/2026)(a)	110,000	110,056
3.88%, 11/01/2054 (Callable 07/22/2026)(a)	1,165,000	1,165,655
		175,396,277
Wyoming - 0.0%(f)
Wyoming Community Development Authority, 2.88%, 12/01/2044 (Callable 12/01/2028)	600,000	506,581
TOTAL MUNICIPAL BONDS (Cost $3,557,120,111)		3,592,622,527
U.S. TREASURY SECURITIES - 1.9%
United States Treasury Note/Bond, 4.00%, 05/31/2028	71,550,000	71,340,381
TOTAL U.S. TREASURY SECURITIES (Cost $71,270,760)		71,340,381

The accompanying notes are an integral part of these financial statements.

238

Baird Strategic Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.64%(g)	2,202,351	$2,202,351
TOTAL MONEY MARKET FUNDS (Cost $2,202,351)		2,202,351
TOTAL INVESTMENTS - 99.2% (Cost $3,630,593,222)		3,666,165,259
Other Assets in Excess of Liabilities - 0.8%		28,399,983
TOTAL NET ASSETS - 100.0%		$3,694,565,242

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2026, the total value of securities subject to the AMT was $340,345,829 or 9.2% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities totals $156,545,334 or 4.2% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

239

BAIRD STRATEGIC MUNICIPAL BOND FUND
Summary of Fair Value Disclosure
as of June 30, 2026 (Unaudited)
Baird Strategic Municipal Bond Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$3,592,622,527	$—	$3,592,622,527
U.S. Treasury Securities	—	71,340,381	—	71,340,381
Money Market Funds	2,202,351	—	—	2,202,351
Total Investments	$2,202,351	$3,663,962,908	$—	$3,666,165,259

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

240

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 97.0%
Alabama - 2.6%
Alabama Housing Finance Authority
3.20%, 01/01/2047 (Callable 07/01/2028)(a)	$4,000,000	$4,026,716
5.75%, 04/01/2055 (Callable 04/01/2033)	1,825,000	1,967,856
Alabama Public School and College Authority, 4.00%, 09/01/2043 (Callable 09/01/2034)	1,915,000	1,933,552
Black Belt Energy Gas District
5.00%, 05/01/2053(a)	4,000,000	4,136,215
5.00%, 05/01/2055 (Callable 04/01/2031)(a)	4,500,000	4,789,823
5.00%, 12/01/2055 (Callable 05/01/2035)(a)	500,000	528,210
Morgan County Board of Education/AL, 5.00%, 03/01/2038 (Callable 03/01/2032)	1,000,000	1,075,587
Southeast Energy Authority A Cooperative District
5.00%, 10/01/2030 (Callable 07/01/2030)	3,500,000	3,738,446
5.00%, 09/01/2033	1,300,000	1,399,099
5.00%, 09/01/2034	1,950,000	2,105,729
Town of Pike Road AL, 5.00%, 09/01/2044 (Callable 09/01/2034)	800,000	866,176
University of Alabama, 3.00%, 07/01/2038 (Callable 07/01/2029)	2,000,000	1,790,368
		28,357,777
Alaska - 0.1%
Alaska Housing Finance Corp.
3.25%, 12/01/2044 (Callable 06/01/2029)	160,000	158,697
4.00%, 12/01/2048 (Callable 06/01/2027)	245,000	246,846
City of Valdez AK, 5.00%, 06/30/2029 (Callable 07/22/2026)	1,225,000	1,247,446
		1,652,989
Arizona - 1.2%
Arizona Industrial Development Authority, 1.75%, 09/01/2030(a)(b)(c)	745,461	705,272
City of Peoria AZ, 2.00%, 07/15/2035 (Callable 07/15/2031)	1,110,000	952,058
City of Peoria AZ Excise Tax Revenue
5.00%, 07/15/2038 (Callable 07/15/2031)	500,000	541,774
5.00%, 07/15/2039 (Callable 07/15/2031)	600,000	647,241

	Par	Value
5.00%, 07/15/2040 (Callable 07/15/2031)	$860,000	$926,552
5.00%, 07/15/2041 (Callable 07/15/2031)	800,000	859,418
5.00%, 07/15/2042 (Callable 07/15/2031)	800,000	856,911
City of Tempe AZ
5.00%, 07/01/2033 (Callable 07/01/2028)	40,000	41,909
5.00%, 07/01/2034 (Callable 07/01/2027)	165,000	169,008
5.00%, 07/01/2034 (Callable 07/01/2028)	325,000	340,512
5.00%, 07/01/2035 (Callable 07/01/2027)	185,000	189,494
5.00%, 07/01/2037 (Callable 07/01/2028)	215,000	225,262
5.00%, 07/01/2038 (Callable 07/01/2028)	350,000	366,705
Maricopa County Industrial Development Authority, 4.00%, 01/01/2045 (Callable 07/01/2030)	2,000,000	1,868,304
Pinal County Elementary School District No 4 Casa Grande
5.00%, 07/01/2038 (Callable 07/01/2035)	500,000	557,486
5.00%, 07/01/2039 (Callable 07/01/2035)	650,000	719,454
5.00%, 07/01/2040 (Callable 07/01/2035)	1,290,000	1,423,959
5.00%, 07/01/2041 (Callable 07/01/2035)	1,225,000	1,346,713
5.00%, 07/01/2045 (Callable 07/01/2035)	250,000	268,982
		13,007,014
Arkansas - 0.1%
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	555,000	547,603
University of Arkansas, 5.00%, 10/01/2031 (Callable 10/01/2026)	250,000	251,064
		798,667
California - 6.2%
Amador County Unified School District
5.00%, 08/01/2031	250,000	280,376
5.00%, 08/01/2035 (Callable 08/01/2033)	300,000	346,847
5.00%, 08/01/2037 (Callable 08/01/2033)	540,000	624,325
4.00%, 08/01/2040 (Callable 08/01/2033)	245,000	267,488
Anaheim Public Financing Authority, 0.00%, 09/01/2036(d)	19,985,000	14,539,811

The accompanying notes are an integral part of these financial statements.

241

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Brea Redevelopment Agency
5.00%, 08/01/2033 (Callable 08/01/2027)	$1,500,000	$1,533,450
5.00%, 08/01/2034 (Callable 08/01/2027)	1,750,000	1,787,626
California Community Choice Financing Authority
5.00%, 02/01/2031 (Callable 11/01/2030)	1,000,000	1,062,715
5.00%, 07/01/2035 (Callable 04/01/2035)	1,500,000	1,651,111
5.00%, 01/01/2056 (Callable 05/01/2033)(a)	2,000,000	2,158,539
California Health Facilities Financing Authority, 4.00%, 04/01/2049 (Callable 04/01/2030)	5,000	5,281
California Housing Finance Agency, 3.75%, 03/25/2035	4,658,853	4,717,853
California State University, 3.13%, 11/01/2051 (Callable 08/01/2026) (a)	2,250,000	2,246,894
Central Basin Municipal Water District, 5.00%, 08/01/2044 (Callable 08/01/2028)	70,000	73,653
City of Richmond CA Wastewater Revenue, 0.00%, 08/01/2028(d)	180,000	170,295
El Monte City School District/CA, 0.00%, 08/01/2029(d)	1,640,000	1,487,740
Escalon Unified School District, 0.00%, 08/01/2040 (Callable 08/01/2033)(d)	1,125,000	1,101,441
Federal Home Loan Mortgage Corp., 4.00%, 12/25/2036(a)	2,402,077	2,403,328
Fontana Unified School District, 0.00%, 02/01/2033(d)	730,000	597,974
Foothill-Eastern Transportation Corridor Agency
0.00%, 01/01/2028(d)	3,260,000	3,147,083
0.00%, 01/01/2030(d)	125,000	114,534
Freddie Mac Multifamily ML Certificates, 2.88%, 07/25/2036	6,914,431	6,370,904
Gateway Unified School District/CA
0.00%, 03/01/2027(d)	40,000	39,290
0.00%, 03/01/2037(d)	190,000	129,914
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2028(d)	630,000	602,764
5.00%, 06/01/2028 (Callable 06/01/2027)	425,000	435,070
Kingsburg Joint Union High School District, 5.00%, 08/01/2044 (Callable 08/01/2026)	150,000	150,295

	Par	Value
Long Beach Community College District
0.00%, 06/01/2032(d)	$1,540,000	$1,290,486
0.00%, 06/01/2033(d)	1,560,000	1,263,145
Los Alamitos Unified School District
0.00%, 08/01/2041 (Callable 08/01/2031)(d)	630,000	699,204
0.00%, 08/01/2042 (Callable 08/01/2031)(d)	690,000	765,574
0.00%, 08/01/2043 (Callable 08/01/2031)(d)	725,000	804,021
Los Angeles Department of Water & Power, 5.25%, 07/01/2044 (Callable 01/01/2035)	1,350,000	1,487,141
Menlo Park City School District, 0.00%, 07/01/2044 (Callable 07/01/2032)(d)	930,000	1,003,308
Moreno Valley Unified School District/ CA, 0.00%, 07/01/2029 (d)	75,000	69,322
Morongo Unified School District, 5.50%, 08/01/2041 (Callable 08/01/2030)	300,000	324,747
Municipal Water District Of Orange County Water Facilities Corp., 5.00%, 08/15/2034	285,000	313,878
Pacheco Union Elementary School District
0.00%, 02/01/2028(d)	40,000	38,328
0.00%, 02/01/2028(d)	25,000	23,955
0.00%, 02/01/2037(d)	500,000	348,249
Pajaro Valley Unified School District, 0.00%, 08/01/2027(d)	25,000	24,308
Palmdale Elementary School District, 0.00%, 08/01/2031(d)	30,000	25,842
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)	7,160,000	8,899,730
Riverside County Redevelopment Successor Agency, 8.25%, 10/01/2031 (Callable 10/01/2026)	650,000	658,234
Roseville Joint Union High School District, 0.00%, 08/01/2034 (Callable 08/01/2026)(d)	85,000	65,672
San Diego Unified School District/CA
0.00%, 07/01/2030(d)	100,000	89,521
0.00%, 07/01/2030(d)	65,000	58,189
0.00%, 07/01/2030(d)	25,000	22,380
San Joaquin Hills Transportation Corridor Agency, 0.00%, 01/01/2028(d)	1,110,000	1,072,347
St Helena Unified School District, 0.00%, 08/01/2037 (Callable 08/01/2026)(d)	25,000	14,715
Woodlake Union High School District, 0.00%, 08/01/2033(d)	880,000	647,203
		68,056,100

The accompanying notes are an integral part of these financial statements.

242

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - 2.1%
Adams & Weld Counties School District No 27J Brighton/CO, 5.00%, 12/01/2036 (Callable 12/01/2027)	$1,000,000	$1,025,562
Adams County School District No 14, 5.50%, 12/01/2041 (Callable 12/01/2034)	350,000	401,906
Arapahoe County School District No 6 Littleton, 5.50%, 12/01/2043 (Callable 12/01/2028)	2,000,000	2,095,950
City & County of Denver CO, 5.00%, 06/01/2038 (Callable 08/01/2026)	310,000	310,414
City of Boulder CO Storm Water & Flood Management Revenue, 3.00%, 12/01/2030 (Callable 08/01/2026)	925,000	924,975
City of Fort Lupton CO, 4.00%, 12/01/2042 (Callable 12/01/2027)	850,000	834,439
Colorado Health Facilities Authority
5.00%, 06/01/2028 (Callable 06/01/2027)	100,000	102,158
5.00%, 05/15/2036 (Callable 05/15/2032)	1,045,000	1,147,257
Colorado Housing and Finance Authority
4.25%, 05/01/2049 (Callable 05/01/2028)	15,000	15,147
3.50%, 05/01/2050 (Callable 05/01/2029)	135,000	134,933
3.88%, 05/01/2050 (Callable 11/01/2028)	155,000	155,434
Denver City & County Housing Authority, 5.00%, 06/01/2029 (Callable 12/01/2028)	1,500,000	1,560,559
El Paso County School District No 20 Academy
5.25%, 12/15/2040 (Callable 12/15/2034)	200,000	227,930
5.25%, 12/15/2041 (Callable 12/15/2034)	350,000	400,661
5.25%, 12/15/2042 (Callable 12/15/2034)	400,000	454,465
5.25%, 12/15/2043 (Callable 12/15/2034)	450,000	507,271
5.25%, 12/15/2044 (Callable 12/15/2034)	400,000	447,522
5.25%, 12/15/2045 (Callable 12/15/2034)	200,000	221,187
Park Creek Metropolitan District
5.00%, 12/01/2037 (Callable 12/01/2032)	1,400,000	1,524,182
5.00%, 12/01/2038 (Callable 12/01/2032)	1,600,000	1,736,376
5.00%, 12/01/2039 (Callable 12/01/2032)	1,500,000	1,621,328

	Par	Value
5.00%, 12/01/2041 (Callable 12/01/2032)	$125,000	$134,395
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	1,000,000	1,009,874
University of Colorado
4.00%, 06/01/2038 (Callable 06/01/2028)	1,620,000	1,648,010
5.00%, 06/01/2044 (Callable 06/01/2029)	545,000	563,815
Weld County School District No RE-9 Ault-Highland
5.25%, 12/01/2041 (Callable 12/01/2034)	500,000	563,922
5.25%, 12/01/2042 (Callable 12/01/2034)	500,000	562,015
5.25%, 12/01/2043 (Callable 12/01/2034)	600,000	669,724
5.25%, 12/01/2044 (Callable 12/01/2034)	500,000	554,343
5.25%, 12/01/2045 (Callable 12/01/2034)	450,000	495,233
Wiggins School District No RE-50J Adams Morgan & Weld Counties, 4.00%, 12/01/2039 (Callable 12/01/2031)	500,000	508,334
		22,559,321
Connecticut - 0.7%
Connecticut Housing Finance Authority
2.88%, 11/15/2030 (Callable 08/01/2026)	1,325,000	1,323,853
4.00%, 11/15/2045 (Callable 05/15/2028)	1,280,000	1,287,513
4.00%, 11/15/2047 (Callable 11/15/2026)	75,000	75,088
Connecticut State Health & Educational Facilities Authority, 5.25%, 03/01/2032	100,000	107,969
State of Connecticut Clean Water Fund - State Revolving Fund, 5.00%, 05/01/2036 (Callable 05/01/2027)	1,500,000	1,524,813
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2036 (Callable 10/01/2028)	3,000,000	3,124,322
		7,443,558
District of Columbia - 0.2%
District of Columbia Housing Finance Agency, 3.15%, 05/01/2046(a)	2,540,000	2,549,267
Florida - 3.5%
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	3,500,000	3,831,220

The accompanying notes are an integral part of these financial statements.

243

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
City of Fort Myers FL, 4.00%, 12/01/2037 (Callable 08/01/2026)	$480,000	$480,137
City of Melbourne FL Water & Sewer Revenue, 0.00%, 10/01/2026(d)	40,000	39,700
City of Ocoee FL, 4.00%, 10/01/2040 (Callable 10/01/2030)	300,000	303,565
County of Broward FL Convention Center Hotel Revenue, 5.00%, 01/01/2040 (Callable 01/01/2032)	1,000,000	1,079,955
County of Miami-Dade FL
0.00%, 10/01/2026(d)	150,000	148,912
0.00%, 10/01/2027(d)	370,000	357,621
5.25%, 10/01/2030	5,400,000	5,846,566
County of Orange FL Water Utility System Revenue, 5.00%, 10/01/2039 (Callable 10/01/2030)	3,000,000	3,198,424
Florida Housing Finance Corp.
1.94%, 08/01/2036	4,848,383	3,976,524
4.20%, 01/01/2045 (Callable 01/01/2028)	2,195,000	2,188,083
4.25%, 01/01/2050 (Callable 01/01/2028)	70,000	70,249
3.50%, 07/01/2051 (Callable 07/01/2029)	495,000	495,128
5.25%, 07/01/2054 (Callable 07/01/2032)	410,000	426,834
Leon County - City of Tallahassee Blueprint Intergovernmental Agency, 4.00%, 10/01/2038 (Callable 10/01/2031)	4,805,000	4,886,026
Osceola County Expressway Authority
5.40%, 10/01/2028	170,000	180,100
5.75%, 10/01/2031	60,000	68,256
6.25%, 10/01/2042 (Callable 10/01/2031)	7,540,000	8,736,002
State of Florida, 3.00%, 07/01/2037 (Callable 08/01/2026)	510,000	482,092
Tampa Bay Water, 5.25%, 10/01/2047 (Callable 10/01/2032)	1,495,000	1,601,863
		38,397,257
Georgia - 2.8%
Atlanta Urban Residential Finance Authority
3.15%, 02/01/2030 (Callable 02/01/2029)(a)	1,350,000	1,356,024
3.20%, 02/01/2030 (Callable 08/01/2028)(a)	2,500,000	2,510,799

	Par	Value
DeKalb Newton & Gwinnett Counties Joint Development Authority
5.00%, 06/01/2028	$295,000	$307,662
5.00%, 06/01/2028	230,000	239,872
Forsyth County Hospital Authority, 6.38%, 10/01/2028	3,375,000	3,534,081
Georgia Housing & Finance Authority, 2.50%, 06/01/2050 (Callable 06/10/2030)	1,500,000	1,086,065
Georgia Local Government, 4.75%, 06/01/2028	55,000	56,139
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)	3,000,000	3,134,254
Homerville Housing Authority, 3.45%, 01/01/2028(a)	1,065,000	1,066,471
Main Street Natural Gas, Inc.
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	8,000,000	8,441,934
5.00%, 04/01/2054 (Callable 01/02/2031)(a)	5,000,000	5,340,317
Savannah Housing Authority, 3.15%, 07/01/2043 (Callable 01/01/2028) (a)	1,950,000	1,955,808
Walker County Development Authority, 3.05%, 01/01/2044 (Callable 07/01/2028)(a)	2,250,000	2,250,579
		31,280,005
Idaho - 0.3%
Idaho Housing & Finance Association, 6.00%, 07/01/2054 (Callable 01/01/2033)	2,545,000	2,784,806
Illinois - 2.4%
Cary Park District, 4.00%, 12/15/2032 (Callable 12/15/2026)	125,000	125,381
Chillicothe Park District, 5.50%, 12/01/2029	150,000	161,054
City of Chicago IL
0.00%, 01/01/2027(d)	340,000	334,836
0.00%, 01/01/2027(d)	105,000	103,405
5.00%, 01/01/2027	375,000	379,215
0.00%, 01/01/2028(d)	350,000	334,988
Cook County School District No 130 Blue Island, 5.00%, 12/01/2026 (Callable 08/01/2026)	1,150,000	1,150,311
Cook County School District No 153 Homewood, 5.00%, 12/15/2036 (Callable 12/15/2034)	525,000	579,928
Cook County School District No 159 Matteson-Richton Park
0.00%, 12/01/2026(d)	460,000	454,285
0.00%, 12/01/2028(d)	560,000	521,882
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,076,592

The accompanying notes are an integral part of these financial statements.

244

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Fayette & Montgomery Counties Community Unit School District No 203 Vandalia, 5.00%, 12/01/2036 (Callable 12/01/2034)	$305,000	$336,848
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	1,415,000	1,481,683
Illinois Finance Authority
5.25%, 08/15/2031 (Callable 08/15/2026)	1,830,000	1,835,198
4.00%, 12/01/2039 (Callable 12/01/2028)	650,000	652,384
4.00%, 02/15/2041 (Callable 02/15/2027)	495,000	498,939
Illinois Housing Development Authority
3.15%, 02/01/2029 (Callable 02/01/2028)(a)	2,250,000	2,256,876
3.10%, 02/01/2035 (Callable 08/01/2026)	875,000	844,095
4.45%, 04/01/2042 (Callable 04/01/2036)	1,250,000	1,261,219
3.50%, 08/01/2046 (Callable 08/01/2026)	225,000	224,861
4.00%, 08/01/2048 (Callable 08/01/2027)	170,000	170,920
5.25%, 04/01/2053 (Callable 10/01/2032)	2,890,000	3,076,163
Knox & Warren Counties Community Unit School District No 205 Galesburg
4.00%, 12/01/2034 (Callable 12/01/2027)	425,000	427,530
5.50%, 12/01/2034 (Callable 12/01/2027)	925,000	952,825
Lincolnshire-Prairie View School District No 103 Lake County Illinois, 4.00%, 10/01/2030 (Callable 08/01/2026)	315,000	315,137
Mason Logan & Tazewell Counties Community Unit School Dist No 189 Illini Central, 5.00%, 12/01/2040 (Callable 12/01/2028)	600,000	617,315
Rock Island & Mercer Counties Community Unit School District No 300, 5.00%, 12/01/2040 (Callable 12/01/2034)	925,000	1,014,409
State of Illinois Sales Tax Revenue, 4.00%, 06/15/2038 (Callable 06/15/2028)	1,850,000	1,856,699
Village of Downers Grove IL, 4.00%, 01/01/2038 (Callable 08/10/2026)	375,000	375,464

	Par	Value
Village of Manhattan IL, 4.00%, 01/01/2030 (Callable 01/01/2027)	$250,000	$251,095
Waukegan Park District, 3.13%, 12/15/2028 (Callable 08/01/2026)	390,000	388,620
Westville Area Fire Protection District, 5.00%, 12/01/2044 (Callable 12/01/2034)	200,000	209,708
Will County School District No 122, 0.00%, 10/01/2027(d)	470,000	454,276
		26,724,141
Indiana - 3.9%
Bluffton-Harrison Middle School Building Corp.
5.00%, 07/15/2035 (Callable 07/15/2033)	465,000	516,120
5.00%, 07/15/2037 (Callable 07/15/2033)	540,000	592,539
5.00%, 07/15/2039 (Callable 07/15/2033)	600,000	653,945
Brownsburg 1999 School Building Corp., 5.50%, 01/15/2043 (Callable 07/15/2031)	1,760,000	1,893,456
City of Evansville IN, 5.00%, 02/01/2029 (Callable 08/01/2026)	735,000	736,131
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2041 (Callable 07/01/2034)	800,000	872,480
5.00%, 07/01/2043 (Callable 07/01/2034)	440,000	475,880
Clark-Pleasant Community School Building Corp., 5.00%, 07/15/2042 (Callable 07/15/2034)	1,600,000	1,732,145
Columbus Multi School Building Corp.
5.00%, 07/15/2039 (Callable 07/15/2034)	310,000	341,370
5.00%, 07/15/2040 (Callable 07/15/2034)	425,000	465,592
5.00%, 07/15/2041 (Callable 07/15/2034)	400,000	434,934
Fishers Redevelopment Authority
4.00%, 07/15/2042 (Callable 01/15/2034)	1,000,000	968,903
4.00%, 01/15/2044 (Callable 01/15/2034)	1,000,000	958,200
Fishers Town Hall Building Corp., 5.50%, 07/15/2040 (Callable 07/15/2032)	1,000,000	1,112,041
Greater Clark Building Corp.
5.00%, 07/15/2038 (Callable 07/15/2035)	325,000	356,613
5.00%, 07/15/2039 (Callable 07/15/2035)	300,000	326,786

The accompanying notes are an integral part of these financial statements.

245

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
5.00%, 07/15/2041 (Callable 07/15/2035)	$820,000	$887,350
6.00%, 01/15/2042 (Callable 07/15/2032)	2,500,000	2,829,105
Hammond Multi-School Building Corp., 5.00%, 07/15/2033 (Callable 01/15/2028)	820,000	842,894
Indiana Bond Bank, 5.00%, 08/15/2044 (Callable 08/15/2033)	750,000	802,333
Indiana Housing & Community Development Authority, 5.75%, 07/01/2053 (Callable 07/01/2032)	655,000	689,656
Indianapolis Local Public Improvement Bond Bank
5.25%, 02/01/2048 (Callable 08/01/2033)	825,000	877,536
6.00%, 02/01/2048 (Callable 02/01/2033)	2,000,000	2,220,802
Lake Ridge Multi-School Building Corp., 5.50%, 01/15/2042 (Callable 07/15/2032)	2,000,000	2,182,649
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	1,275,000	1,362,886
New Albany-Floyd County School Building Corp., 5.00%, 07/15/2039 (Callable 07/15/2034)	1,335,000	1,466,176
Nineveh-Hensley-Jackson Intermediate School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2032)	800,000	855,581
Northwestern School Building Corp., 6.00%, 07/15/2040 (Callable 07/15/2031)	700,000	777,466
Perry Central Multi-School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2033)	375,000	405,321
Plainfield Redevelopment Authority, 4.00%, 02/01/2040 (Callable 02/01/2035)	325,000	320,675
Richmond Multi-School Building Corp.
5.00%, 07/15/2036 (Callable 07/15/2032)	300,000	328,155
5.00%, 07/15/2037 (Callable 07/15/2032)	225,000	245,154
5.00%, 07/15/2038 (Callable 07/15/2032)	235,000	255,200
5.00%, 01/15/2040 (Callable 07/15/2032)	195,000	208,867

	Par	Value
Southeast Dubois County School Building Corp.
5.00%, 07/15/2039 (Callable 07/15/2034)	$455,000	$497,713
5.00%, 07/15/2040 (Callable 07/15/2034)	860,000	936,506
5.00%, 07/15/2041 (Callable 07/15/2034)	985,000	1,067,467
5.00%, 07/15/2042 (Callable 07/15/2034)	560,000	604,238
Speedway Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	755,000	805,972
Sunman-Dearborn High School Building Corp.
5.00%, 07/15/2043 (Callable 07/15/2033)	3,550,000	3,797,774
5.00%, 01/15/2044 (Callable 07/15/2033)	550,000	584,864
Tri-Creek 2002 High School Building Corp., 5.25%, 07/15/2038 (Callable 07/15/2033)	520,000	579,676
Wawasee High School Building Corp., 5.00%, 07/15/2041 (Callable 07/15/2034)	2,485,000	2,698,433
Westfield-Washington Multi-School Building Corp., 5.25%, 01/15/2044 (Callable 07/15/2034)	1,100,000	1,198,524
		42,766,108
Iowa - 1.1%
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, 4.38%, 07/01/2036 (Callable 07/01/2028)	2,100,000	2,135,056
County of Dallas IA Local Option Sales & Services Tax Revenue
5.00%, 06/01/2042 (Callable 06/01/2032)	1,680,000	1,791,849
5.00%, 06/01/2043 (Callable 06/01/2032)	1,765,000	1,875,641
4.00%, 06/01/2044 (Callable 06/01/2032)	600,000	581,751
4.00%, 06/01/2045 (Callable 06/01/2032)	500,000	476,189
Iowa Finance Authority
5.00%, 08/01/2037 (Callable 08/01/2030)	1,020,000	1,093,557
4.00%, 07/01/2047 (Callable 07/01/2027)	105,000	105,130
4.00%, 07/01/2047 (Callable 07/01/2028)	565,000	571,613
5.00%, 12/01/2050 (Callable 12/01/2032)(a)	730,000	825,103
5.50%, 07/01/2053 (Callable 01/01/2033)	2,470,000	2,608,193
		12,064,082

The accompanying notes are an integral part of these financial statements.

246

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kansas - 0.6%
City of Abilene KS, 3.38%, 03/01/2029 (Callable 03/01/2027)	$3,000,000	$3,004,011
City of Goddard KS, 3.20%, 12/01/2027 (Callable 06/01/2027)	1,895,000	1,896,141
Crawford County Unified School District No 250 Pittsburg, 5.00%, 09/01/2035 (Callable 09/01/2027)	60,000	61,778
Kansas Development Finance Authority, 5.00%, 11/15/2054 (Callable 11/15/2028)(a)	1,615,000	1,695,270
		6,657,200
Kentucky - 0.8%
City of Versailles KY, 3.00%, 08/15/2026	2,000,000	2,000,087
Kentucky Bond Development Corp., 3.00%, 05/01/2034 (Callable 08/01/2026)	695,000	670,005
Kentucky Housing Corp.
3.50%, 07/01/2028 (Callable 01/01/2027)(a)	2,000,000	2,007,469
3.15%, 05/01/2030 (Callable 05/01/2028)(a)	2,225,000	2,231,579
5.00%, 09/01/2043 (Callable 08/01/2026)(a)	1,615,000	1,617,776
		8,526,916
Louisiana - 0.5%
Louisiana Housing Corp.
3.20%, 08/01/2029 (Callable 08/01/2028)(a)	1,175,000	1,179,499
4.00%, 01/01/2043 (Callable 07/22/2026)(a)	3,650,000	3,652,179
Louisiana Public Facilities Authority, 4.00%, 04/01/2050 (Callable 04/01/2030)	260,000	269,968
		5,101,646
Maine - 0.1%
University of Maine System, 5.00%, 03/01/2042 (Callable 03/01/2032)	605,000	646,399
Maryland - 0.7%
City of Baltimore MD, 5.00%, 07/01/2028	120,000	122,642
County of Anne Arundel MD
5.00%, 10/01/2037 (Callable 10/01/2027)	2,785,000	2,848,411
5.00%, 10/01/2038 (Callable 10/01/2029)	2,470,000	2,614,134
5.00%, 10/01/2041 (Callable 10/01/2029)	1,400,000	1,473,052

	Par	Value
County of Cecil MD, 2.75%, 08/01/2039 (Callable 08/01/2029)	$230,000	$229,307
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2027	755,000	761,623
		8,049,169
Massachusetts - 0.8%
Commonwealth of Massachusetts, 5.25%, 09/01/2043 (Callable 09/01/2028)	2,000,000	2,076,732
Massachusetts Housing Finance Agency
4.00%, 12/01/2048 (Callable 06/01/2027)	160,000	160,335
4.00%, 06/01/2049 (Callable 12/01/2028)	160,000	160,900
3.00%, 12/01/2050 (Callable 12/01/2029)	175,000	173,088
Massachusetts State College Building Authority
0.00%, 05/01/2027(d)	710,000	692,969
0.00%, 05/01/2028(d)	5,790,000	5,492,490
		8,756,514
Michigan - 1.5%
Carman-Ainsworth Community Schools
5.00%, 05/01/2040 (Callable 05/01/2035)	200,000	222,673
5.00%, 05/01/2041 (Callable 05/01/2035)	345,000	381,781
5.00%, 05/01/2042 (Callable 05/01/2035)	500,000	550,295
5.00%, 05/01/2043 (Callable 05/01/2035)	370,000	405,386
5.00%, 05/01/2044 (Callable 05/01/2035)	440,000	478,532
Chippewa Valley Schools, 5.00%, 05/01/2041 (Callable 05/01/2029)	550,000	569,926
City of Ferndale MI, 3.00%, 04/01/2032 (Callable 04/01/2029)	450,000	446,852
City of Jackson MI
5.00%, 04/01/2039 (Callable 04/01/2035)	725,000	802,686
5.00%, 04/01/2040 (Callable 04/01/2035)	760,000	836,911
5.00%, 04/01/2041 (Callable 04/01/2035)	800,000	876,027
5.00%, 04/01/2042 (Callable 04/01/2035)	840,000	915,523
Michigan Finance Authority, 5.00%, 11/01/2044 (Callable 08/01/2026)	1,000,000	1,000,320
Michigan State Hospital Finance Authority, 4.00%, 11/15/2032 (Callable 05/15/2028)	40,000	41,027

The accompanying notes are an integral part of these financial statements.

247

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
Michigan State Housing Development Authority
2.70%, 12/01/2034 (Callable 12/01/2028)	$4,700,000	$4,276,580
3.25%, 10/01/2037 (Callable 08/01/2026)	755,000	717,554
4.25%, 12/01/2049 (Callable 06/01/2028)	900,000	907,693
5.00%, 06/01/2053 (Callable 12/01/2031)	585,000	609,468
5.50%, 06/01/2053 (Callable 12/01/2031)	1,295,000	1,366,258
Southgate Community School District, 5.00%, 11/01/2040 (Callable 05/01/2036)	600,000	664,667
		16,070,159
Minnesota - 1.0%
City of Coon Rapids MN, 5.60%, 12/01/2039	2,470,379	2,823,868
City of Kiester MN, 4.00%, 12/01/2026 (Callable 08/01/2026)	1,190,000	1,190,726
County of Washington MN, 2.13%, 02/01/2033 (Callable 02/01/2028)	1,495,000	1,373,248
Duluth Independent School District No 709
2.60%, 03/01/2028	955,000	952,663
4.20%, 03/01/2034 (Callable 03/01/2027)	665,000	671,440
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.50%, 07/01/2028 (Callable 07/01/2026)	265,000	265,000
5.00%, 07/01/2036 (Callable 07/01/2026)	1,315,000	1,315,000
Minnesota Housing Finance Agency
4.00%, 07/01/2047 (Callable 01/01/2027)	15,000	15,005
4.25%, 07/01/2049 (Callable 07/01/2028)	375,000	379,162
6.00%, 01/01/2053 (Callable 01/01/2032)	60,000	63,514
6.25%, 07/01/2054 (Callable 01/01/2033)	1,660,000	1,786,756
Robbinsdale Independent School District No 281, 3.00%, 02/01/2032 (Callable 08/01/2026)	500,000	495,549
		11,331,931
Mississippi - 0.4%
County of Warren MS, 6.00%, 09/01/2036 (Callable 09/01/2033)	625,000	725,510

	Par	Value
Mississippi Development Bank, 5.25%, 03/01/2035 (Callable 03/01/2028)	$495,000	$501,750
Mississippi Home Corp.
4.40%, 12/01/2043 (Callable 12/01/2031)	1,250,000	1,263,676
4.65%, 12/01/2044 (Callable 06/01/2033)	2,345,000	2,378,757
		4,869,693
Missouri - 3.1%
Affton School District No 101
5.00%, 03/01/2040 (Callable 03/01/2034)	385,000	419,539
5.00%, 03/01/2041 (Callable 03/01/2034)	365,000	395,386
5.00%, 03/01/2042 (Callable 03/01/2034)	575,000	619,463
Arcadia Valley R-II School District
5.00%, 03/01/2033 (Callable 03/01/2030)	110,000	116,988
5.00%, 03/01/2034 (Callable 03/01/2030)	295,000	312,531
5.00%, 03/01/2036 (Callable 03/01/2030)	325,000	342,845
5.00%, 03/01/2038 (Callable 03/01/2030)	360,000	378,365
5.00%, 03/01/2039 (Callable 03/01/2030)	380,000	399,728
5.00%, 03/01/2040 (Callable 03/01/2030)	395,000	414,885
5.00%, 03/01/2041 (Callable 03/01/2030)	415,000	435,656
Cameron School District No R-I/MO, 4.00%, 03/01/2037 (Callable 03/01/2030)	715,000	727,322
Carl Junction R-I School District/MO, 5.00%, 03/01/2035 (Callable 03/01/2029)	565,000	595,439
Cass County Reorganized School District No R-1 Midway
5.00%, 03/01/2042 (Callable 03/01/2029)	550,000	573,668
5.00%, 03/01/2044 (Callable 03/01/2029)	700,000	728,134
Daviess County School District No R-5 Gallatin
5.00%, 03/01/2039 (Callable 03/01/2031)	175,000	184,936
5.00%, 03/01/2041 (Callable 03/01/2031)	715,000	750,885
5.00%, 03/01/2042 (Callable 03/01/2031)	380,000	398,483
5.00%, 03/01/2043 (Callable 03/01/2031)	405,000	423,905
De Soto School District No 73, 5.00%, 03/01/2035 (Callable 03/01/2030)	250,000	266,022

The accompanying notes are an integral part of these financial statements.

248

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
Jackson County Consolidated School District No 4
4.00%, 03/01/2028 (Callable 08/01/2026)	$900,000	$900,404
5.75%, 03/01/2044 (Callable 03/01/2035)	750,000	858,563
Jackson County School District No. R-IV, 5.50%, 03/01/2037 (Callable 03/01/2029)	1,040,000	1,098,973
Jefferson County School District No R-VI Festus
5.25%, 04/01/2039 (Callable 04/01/2033)	200,000	218,386
5.25%, 04/01/2040 (Callable 04/01/2033)	175,000	190,158
5.25%, 04/01/2041 (Callable 04/01/2033)	205,000	221,317
Mexico School District No 59
5.00%, 03/01/2042 (Callable 03/01/2029)	2,250,000	2,346,238
5.00%, 03/01/2043 (Callable 03/01/2029)	1,000,000	1,042,029
Missouri Housing Development Commission, 5.50%, 05/01/2055 (Callable 05/01/2033)	1,845,000	1,972,176
North Callaway County School District No R-1
5.00%, 03/01/2035 (Callable 03/01/2029)	850,000	895,793
5.00%, 03/01/2036 (Callable 03/01/2029)	1,030,000	1,084,600
5.00%, 03/01/2037 (Callable 03/01/2029)	1,100,000	1,157,362
North Platte County R-I School District
5.00%, 03/01/2037 (Callable 03/01/2031)	555,000	598,057
5.00%, 03/01/2038 (Callable 03/01/2031)	285,000	306,372
5.00%, 03/01/2039 (Callable 03/01/2031)	615,000	658,798
5.00%, 03/01/2040 (Callable 03/01/2031)	645,000	690,222
Orchard Farm R-V School District/MO, 3.00%, 04/01/2035 (Callable 04/01/2029)	425,000	429,746
Pattonville R-3 School District, 5.25%, 03/01/2041 (Callable 03/01/2031)	1,000,000	1,079,604
Pleasant Hill R-III School District
5.00%, 03/01/2042 (Callable 03/01/2030)	2,120,000	2,175,440
5.00%, 03/01/2043 (Callable 03/01/2030)	2,460,000	2,513,429

	Par	Value
Taney County Reorganized School District No R-V Hollister, 5.50%, 03/01/2040 (Callable 03/01/2034)	$435,000	$486,604
Troy Reorganized School District No 3 Lincoln County, 5.00%, 03/01/2042 (Callable 03/01/2032)	1,000,000	1,070,298
Union R-XI School District
5.00%, 03/01/2040 (Callable 03/01/2031)	1,300,000	1,380,176
5.00%, 03/01/2041 (Callable 03/01/2032)	1,000,000	1,070,600
Warrensburg School District No R-VI
5.75%, 03/01/2041 (Callable 03/01/2035)	525,000	613,898
5.75%, 03/01/2042 (Callable 03/01/2035)	600,000	697,417
		34,240,840
Montana - 0.3%
City of Belgrade MT, 5.25%, 07/01/2043 (Callable 07/01/2032)	2,000,000	2,170,224
Montana Board of Housing
3.00%, 12/01/2045 (Callable 06/01/2029)	525,000	429,573
3.05%, 06/01/2050 (Callable 06/01/2029)	260,000	207,656
4.00%, 06/01/2050 (Callable 12/01/2028)	35,000	35,249
		2,842,702
Nebraska - 0.9%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029)(a)	5,000,000	5,243,451
City of Omaha NE, 6.50%, 12/01/2030	3,180,000	3,469,414
Nebraska Educational Health Cultural & Social Services Finance Authority, 4.00%, 01/01/2033 (Callable 08/01/2026)	435,000	440,089
Nebraska Investment Finance Authority
3.00%, 09/01/2050 (Callable 09/01/2029)	195,000	193,096
3.50%, 09/01/2050 (Callable 03/01/2029)	810,000	810,823
University of Nebraska, 3.00%, 07/01/2039 (Callable 07/01/2026)	15,000	15,000
		10,171,873
Nevada - 0.7%
Nevada Housing Division, 3.15%, 06/01/2029 (Callable 06/01/2028) (a)	7,500,000	7,536,805

The accompanying notes are an integral part of these financial statements.

249

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act, 3.30%, 06/01/2040 (Callable 05/01/2027)(a)	$2,000,000	$2,004,439
New Hampshire Housing Finance Authority, 6.25%, 01/01/2057	1,000,000	1,126,555
		3,130,994
New Jersey - 0.2%
Flemington Raritan Regional Board of Education
2.25%, 09/01/2031 (Callable 09/01/2026)	1,000,000	930,149
2.38%, 09/01/2033 (Callable 09/01/2026)	650,000	590,653
New Jersey Health Care Facilities Financing Authority, 3.75%, 07/01/2027	90,000	90,319
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	470,000	476,769
2.45%, 10/01/2050 (Callable 04/01/2029)	525,000	374,591
		2,462,481
New Mexico - 0.5%
New Mexico Mortgage Finance Authority
3.50%, 07/01/2033 (Callable 01/01/2028)	685,000	684,337
3.55%, 09/01/2037 (Callable 03/01/2027)	685,000	673,671
3.95%, 09/01/2040 (Callable 08/01/2026)	800,000	788,601
5.25%, 03/01/2053 (Callable 03/01/2032)	3,015,000	3,184,733
6.25%, 09/01/2053 (Callable 03/01/2032)	100,000	109,207
		5,440,549
New York - 2.5%
Empire State Development Corp., 5.00%, 03/15/2041 (Callable 09/15/2029)	1,000,000	1,048,799
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	3,034,730	3,212,733
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2035 (Callable 05/01/2028)	1,000,000	1,034,984
5.00%, 11/01/2036 (Callable 11/01/2029)	1,635,000	1,733,055
5.00%, 05/01/2042 (Callable 11/01/2035)	3,500,000	3,869,000

	Par	Value
New York State Dormitory Authority
0.00%, 07/01/2028(d)	$65,000	$61,435
0.00%, 07/01/2029(d)	1,475,000	1,351,684
5.25%, 03/15/2039 (Callable 09/15/2028)	3,750,000	3,914,632
5.00%, 03/15/2040 (Callable 09/15/2028)	3,000,000	3,110,985
5.00%, 03/15/2043 (Callable 03/15/2029)	2,450,000	2,543,512
New York State Environmental Facilities Corp.
5.50%, 10/15/2029	300,000	325,535
5.50%, 10/15/2030	390,000	432,071
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 07/22/2026)(a)	2,920,000	2,921,301
North Colonie Central School District, 2.00%, 07/15/2032 (Callable 07/15/2029)	1,115,000	1,002,948
State of New York Mortgage Agency Homeowner Mortgage Revenue, 4.00%, 10/01/2049 (Callable 04/01/2028)	1,030,000	1,034,451
		27,597,125
North Carolina - 2.2%
County of New Hanover NC, 5.00%, 10/01/2027	200,000	206,289
County of Wake NC, 5.13%, 10/01/2026	285,000	286,655
Durham Housing Authority
3.20%, 01/01/2044 (Callable 07/01/2028)(a)	1,000,000	1,004,886
3.15%, 07/01/2059 (Callable 01/01/2028)(a)	2,000,000	2,006,541
Inlivian, 2.55%, 05/01/2037	4,542,044	3,971,804
North Carolina Housing Finance Agency
4.00%, 03/01/2028(a)	6,520,000	6,562,612
3.15%, 02/01/2030 (Callable 02/01/2027)(a)	1,000,000	1,001,110
4.35%, 01/01/2034 (Callable 07/01/2031)	560,000	573,693
4.00%, 07/01/2050 (Callable 07/01/2029)	730,000	735,039
5.75%, 01/01/2054 (Callable 07/01/2032)	3,345,000	3,541,998
6.25%, 01/01/2057 (Callable 01/01/2034)	1,100,000	1,242,324
Town of Morehead City NC, 4.05%, 01/01/2028(a)	3,500,000	3,517,249
		24,650,200
North Dakota - 0.7%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 07/22/2026)	3,160,000	3,159,578

The accompanying notes are an integral part of these financial statements.

250

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Dakota - (Continued)
North Dakota Housing Finance Agency
3.45%, 07/01/2037 (Callable 08/01/2026)	$900,000	$876,788
4.30%, 07/01/2039 (Callable 07/01/2033)	1,000,000	1,014,409
3.50%, 07/01/2046 (Callable 07/22/2026)	290,000	289,393
4.00%, 01/01/2050 (Callable 07/01/2028)	545,000	551,032
5.75%, 07/01/2056 (Callable 01/01/2034)	2,000,000	2,182,571
		8,073,771
Ohio - 4.9%
City of Upper Arlington OH
5.00%, 12/01/2036 (Callable 12/01/2030)	320,000	343,918
5.00%, 12/01/2037 (Callable 12/01/2030)	350,000	375,169
5.00%, 12/01/2038 (Callable 12/01/2030)	250,000	267,213
5.00%, 12/01/2039 (Callable 12/01/2030)	250,000	265,642
5.00%, 12/01/2040 (Callable 12/01/2030)	250,000	265,379
5.00%, 12/01/2041 (Callable 12/01/2030)	300,000	318,236
County of Franklin OH Sales Tax Revenue, 5.00%, 06/01/2043 (Callable 06/01/2028)	3,000,000	3,087,966
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	24,046,000	26,354,594
EHOVE Joint Vocational School District
5.50%, 12/01/2043 (Callable 06/01/2032)	740,000	806,624
5.50%, 12/01/2044 (Callable 06/01/2032)	400,000	433,624
5.50%, 12/01/2045 (Callable 06/01/2032)	275,000	296,495
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	3,390,000	2,989,243
North Ridgeville City School District, 5.00%, 12/01/2043 (Callable 06/01/2029)	1,025,000	1,058,437
Ohio Housing Finance Agency
5.50%, 03/01/2030	100,000	108,736
5.50%, 09/01/2030	125,000	137,188
5.50%, 03/01/2031	100,000	110,328
5.50%, 09/01/2031	125,000	139,173
5.50%, 03/01/2032	125,000	139,657
5.50%, 09/01/2032	100,000	112,469
5.50%, 03/01/2033	100,000	112,848
5.50%, 09/01/2033	100,000	113,469
3.95%, 09/01/2043 (Callable 09/01/2027)	165,000	162,505

	Par	Value
3.15%, 01/01/2044 (Callable 01/01/2029)(a)	$6,395,000	$6,414,549
3.20%, 01/01/2046 (Callable 04/01/2028)(a)	3,000,000	3,014,970
3.50%, 09/01/2046 (Callable 09/01/2026)	205,000	204,702
Ohio Water Development Authority, 5.00%, 12/01/2038 (Callable 12/01/2029)	2,100,000	2,219,217
State of Ohio
4.00%, 01/01/2036 (Callable 01/01/2028)	1,000,000	1,005,165
2.75%, 01/01/2052(a)	2,795,000	2,785,126
University of Akron
5.00%, 01/01/2033 (Callable 07/01/2026)	130,000	130,000
5.00%, 01/01/2033 (Callable 08/01/2026)	205,000	205,283
		53,977,925
Oregon - 0.7%
Clackamas County School District No 12 North Clackamas, 0.00%, 06/15/2041 (Callable 06/15/2027) (d)	70,000	36,294
Oregon Coast Community College District
5.00%, 06/15/2038 (Callable 06/15/2034)	175,000	196,502
5.00%, 06/15/2039 (Callable 06/15/2034)	400,000	447,649
5.00%, 06/15/2040 (Callable 06/15/2034)	365,000	406,131
5.00%, 06/15/2041 (Callable 06/15/2034)	350,000	387,245
5.00%, 06/15/2043 (Callable 06/15/2034)	400,000	439,459
Portland Community College District, 5.00%, 06/15/2038 (Callable 06/15/2033)	1,000,000	1,110,403
State of Oregon
5.00%, 08/01/2042 (Callable 08/01/2027)	1,800,000	1,828,566
4.00%, 12/01/2048 (Callable 12/01/2026)	85,000	85,136
State of Oregon Housing & Community Services Department
3.55%, 07/01/2033 (Callable 07/01/2027)	1,005,000	1,005,629
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	870,070
3.75%, 07/01/2048 (Callable 01/01/2027)	1,020,000	937,582
		7,750,666
Pennsylvania - 1.3%
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,525,000	1,506,665

The accompanying notes are an integral part of these financial statements.

251

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	$5,000,000	$4,516,169
Pennsylvania Housing Finance Agency
3.50%, 04/01/2051 (Callable 10/01/2029)	530,000	529,661
5.50%, 10/01/2053	1,570,000	1,655,550
5.75%, 10/01/2053 (Callable 10/01/2032)	910,000	962,971
Pennsylvania Turnpike Commission, 0.00%, 12/01/2041 (Callable 12/01/2035)(d)	280,000	284,621
Philadelphia Authority for Industrial Development, 5.25%, 12/01/2047 (Callable 12/01/2026)(b)	2,000,000	2,018,442
Pittsburgh Water & Sewer Authority
0.00%, 09/01/2026(d)	890,000	885,671
0.00%, 09/01/2027(d)	1,110,000	1,075,314
0.00%, 09/01/2028(d)	370,000	348,623
		13,783,687
Puerto Rico - 1.6%
Puerto Rico Public Finance Corp.
6.00%, 08/01/2026	3,610,000	3,619,237
6.00%, 08/01/2026	1,850,000	1,854,733
6.00%, 08/01/2026	1,710,000	1,714,375
6.00%, 08/01/2026	1,440,000	1,443,684
5.50%, 08/01/2027	7,990,000	8,242,195
5.50%, 08/01/2027	400,000	412,626
		17,286,850
Rhode Island - 0.6%
Rhode Island Health and Educational Building Corp.
5.25%, 05/15/2040 (Callable 05/15/2034)	2,400,000	2,658,817
5.25%, 05/15/2041 (Callable 05/15/2034)	1,455,000	1,605,142
5.25%, 05/15/2042 (Callable 05/15/2034)	2,000,000	2,194,123
		6,458,082
South Carolina - 3.2%
City of Columbia SC Waterworks & Sewer System Revenue, 5.00%, 02/01/2049 (Callable 02/01/2029)	5,680,000	6,027,032
Medical University Hospital Authority
5.25%, 05/15/2034 (Callable 11/15/2032)	350,000	391,713
5.25%, 05/15/2035 (Callable 11/15/2032)	400,000	445,632
5.25%, 11/15/2035 (Callable 11/15/2032)	350,000	388,901

	Par	Value
5.25%, 11/15/2036 (Callable 11/15/2032)	$300,000	$331,775
5.25%, 05/15/2037 (Callable 11/15/2032)	1,825,000	2,014,142
South Carolina Jobs-Economic Development Authority
5.00%, 08/15/2036 (Callable 08/15/2026)(b)(c)	7,500,000	7,517,645
5.00%, 08/15/2041 (Callable 08/15/2026)(b)(c)	4,165,000	4,174,799
South Island Public Service District/SC, 5.25%, 04/01/2042 (Callable 04/01/2032)	870,000	948,159
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	11,605,000	12,923,820
		35,163,618
South Dakota - 0.7%
County of Clay SD, 5.00%, 12/01/2038 (Callable 12/01/2031)	1,000,000	1,085,545
Mc Cook Central School District 43-7, 3.00%, 08/01/2029 (Callable 08/01/2026)	520,000	517,632
South Dakota Housing Development Authority
6.25%, 05/01/2056 (Callable 11/01/2033)	2,995,000	3,381,563
6.00%, 11/01/2056	2,420,000	2,711,492
		7,696,232
Tennessee - 2.7%
Hamilton County & Chattanooga Sports Authority, 5.50%, 12/01/2039 (Callable 12/01/2034)	935,000	1,081,459
Knoxville’s Community Development Corp., 3.15%, 05/01/2046 (Callable 05/01/2028)(a)	4,095,000	4,107,109
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 4.88%, 11/01/2028	910,000	935,285
Metropolitan Government Nashville & Davidson County Industrial Development Board, 3.15%, 07/01/2044 (Callable 01/01/2029)(a)	1,350,000	1,354,951
Rutherford County Health & Educational Facilities Board, 5.00%, 11/15/2048 (Callable 11/15/2029)(a)	2,500,000	2,694,194
Tennessee Energy Acquisition Corp., 5.00%, 11/01/2034 (Callable 08/01/2034)	5,000,000	5,342,810

The accompanying notes are an integral part of these financial statements.

252

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
Tennessee Housing Development Agency
3.85%, 01/01/2035 (Callable 07/22/2026)	$230,000	$230,012
3.90%, 07/01/2042 (Callable 07/01/2027)	350,000	345,108
4.00%, 01/01/2043 (Callable 07/01/2027)	225,000	225,303
3.85%, 07/01/2043 (Callable 07/01/2027)	1,810,000	1,748,656
5.20%, 07/01/2043 (Callable 07/01/2032)	7,000,000	7,448,190
3.65%, 07/01/2047 (Callable 01/01/2027)	705,000	662,982
4.05%, 01/01/2049 (Callable 01/01/2028)	1,645,000	1,527,877
3.00%, 01/01/2051 (Callable 01/01/2030)	645,000	639,643
Tennessee State School Bond Authority, 5.00%, 11/01/2047 (Callable 11/01/2027)	500,000	507,822
Town of Collierville TN, 3.50%, 01/01/2032 (Callable 08/01/2026)	435,000	434,995
		29,286,396
Texas - 26.6%(e)
Aldine Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2034)	240,000	264,389
Alto Independent School District, 2.00%, 02/15/2035 (Callable 02/15/2029)	645,000	624,713
Anna Independent School District, 3.00%, 02/15/2040 (Callable 08/15/2030)	400,000	352,648
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)	850,000	851,149
3.00%, 08/15/2032 (Callable 08/15/2031)	835,000	820,343
4.00%, 08/15/2033 (Callable 08/15/2026)	475,000	475,394
5.00%, 08/15/2033	150,000	168,267
5.00%, 08/15/2033 (Callable 08/15/2030)	1,770,000	1,860,914
4.00%, 08/15/2034 (Callable 08/15/2026)	195,000	195,236
5.00%, 02/15/2035 (Callable 02/15/2032)	1,080,000	1,176,305
4.00%, 08/15/2035 (Callable 08/15/2026)	480,000	480,581
4.00%, 12/01/2035 (Callable 06/01/2027)	450,000	451,333
4.00%, 08/15/2036 (Callable 08/15/2030)	510,000	518,026

	Par	Value
4.00%, 08/15/2036 (Callable 08/15/2031)	$1,000,000	$1,012,680
5.00%, 08/15/2036 (Callable 08/15/2034)	175,000	194,480
5.00%, 08/15/2036 (Callable 08/15/2035)	500,000	552,311
5.00%, 08/15/2037 (Callable 08/15/2032)	1,610,000	1,738,720
5.00%, 08/15/2037 (Callable 08/15/2035)	500,000	550,559
5.00%, 02/15/2038 (Callable 02/15/2032)	1,000,000	1,072,677
4.00%, 08/15/2038 (Callable 08/15/2030)	550,000	554,379
4.00%, 08/15/2039 (Callable 08/01/2026)	495,000	494,140
5.00%, 08/15/2039 (Callable 08/15/2034)	105,000	114,202
3.00%, 08/15/2040 (Callable 08/15/2031)	290,000	249,679
3.00%, 08/15/2041 (Callable 08/15/2031)	300,000	252,764
3.00%, 08/15/2042 (Callable 08/15/2031)	265,000	218,935
4.00%, 08/15/2042 (Callable 08/15/2032)	500,000	489,315
4.00%, 12/01/2042 (Callable 06/01/2027)	2,925,000	2,809,702
3.00%, 08/15/2044 (Callable 08/15/2031)	245,000	193,510
4.00%, 08/15/2044 (Callable 08/15/2034)	360,000	352,629
Baird Independent School District
5.00%, 08/15/2041 (Callable 08/15/2035)	575,000	633,283
5.00%, 08/15/2042 (Callable 08/15/2035)	600,000	659,562
5.00%, 08/15/2043 (Callable 08/15/2032)	1,760,000	1,884,872
Balmorhea Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2031)	335,000	363,558
Barbers Hill Independent School District
5.00%, 02/15/2043 (Callable 08/15/2034)	1,000,000	1,087,897
5.00%, 02/15/2044 (Callable 08/15/2034)	750,000	811,240
Boerne Independent School District, 3.85%, 12/01/2043(a)	940,000	952,251
Brazoria County Toll Road Authority
4.00%, 03/01/2039 (Callable 03/01/2030)	200,000	201,904
4.00%, 03/01/2041 (Callable 03/01/2030)	65,000	65,049
4.00%, 03/01/2042 (Callable 03/01/2030)	750,000	744,442

The accompanying notes are an integral part of these financial statements.

253

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Carrollton-Farmers Branch Independent School District, 5.00%, 02/15/2048 (Callable 02/15/2033)	$5,000	$5,648
Cedar Hill Independent School District
5.00%, 02/15/2040 (Callable 02/15/2034)	1,475,000	1,616,612
5.00%, 02/15/2041 (Callable 02/15/2034)	2,500,000	2,725,610
5.00%, 02/15/2042 (Callable 02/15/2034)	3,500,000	3,796,595
City of Houston TX
5.50%, 12/01/2029	13,480,000	14,237,792
5.75%, 12/01/2032	24,965,000	29,055,987
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2026(d)	1,050,000	1,037,382
0.00%, 12/01/2027(d)	265,000	254,789
0.00%, 12/01/2028(d)	5,275,000	4,927,668
City of Sugar Land TX
4.00%, 02/15/2039 (Callable 02/15/2033)	515,000	530,763
5.00%, 02/15/2039 (Callable 02/15/2034)	1,500,000	1,649,219
4.00%, 02/15/2040 (Callable 02/15/2033)	515,000	527,056
Clifton Higher Education Finance Corp.
5.00%, 08/15/2029	295,000	312,639
4.00%, 08/15/2031 (Callable 08/15/2026)	170,000	170,104
4.00%, 08/15/2033 (Callable 08/15/2026)	1,200,000	1,200,594
4.00%, 08/15/2034 (Callable 08/15/2032)	160,000	165,153
5.00%, 08/15/2036 (Callable 08/15/2033)	975,000	1,061,801
5.00%, 08/15/2037 (Callable 08/15/2028)	3,185,000	3,282,238
5.00%, 08/15/2037 (Callable 08/15/2033)	1,000,000	1,082,297
4.00%, 08/15/2040 (Callable 08/15/2031)	390,000	387,331
4.00%, 08/15/2041 (Callable 08/15/2031)	805,000	792,552
4.00%, 08/15/2042 (Callable 08/15/2032)	500,000	484,179
4.00%, 08/15/2043 (Callable 08/15/2028)	250,000	243,081
4.00%, 02/15/2055(a)	3,500,000	3,620,028
Comanche Independent School District, 5.00%, 02/15/2044 (Callable 02/15/2034)	670,000	719,967

	Par	Value
Conroe Independent School District
5.00%, 02/15/2042 (Callable 02/15/2035)	$3,500,000	$3,865,042
5.00%, 02/15/2043 (Callable 02/15/2035)	3,690,000	4,054,139
Corpus Christi Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2033)	250,000	274,328
County of Bexar TX, 5.00%, 06/15/2040 (Callable 06/15/2031)	1,525,000	1,622,512
County of Brazoria TX, 3.00%, 03/01/2037 (Callable 03/01/2030)	270,000	250,723
County of Johnson TX
5.00%, 02/15/2037 (Callable 02/15/2035)	420,000	464,825
5.00%, 02/15/2038 (Callable 02/15/2035)	550,000	605,189
Crockett County Consolidated Common School District No 1
5.00%, 08/15/2034 (Callable 08/15/2029)	220,000	233,092
5.00%, 08/15/2035 (Callable 08/15/2028)	200,000	208,150
Dalhart Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2032)	1,170,000	1,261,260
Dallas Independent School District
5.00%, 02/15/2043 (Callable 02/15/2033)	500,000	538,310
4.00%, 02/15/2054 (Callable 02/15/2033)	4,500,000	4,137,899
Decatur Hospital Authority
4.00%, 09/01/2029	400,000	405,802
5.75%, 09/01/2029	240,000	250,586
4.00%, 09/01/2034 (Callable 09/01/2031)	2,441,000	2,511,724
Denton Independent School District
4.00%, 08/15/2055(a)	1,000,000	1,038,954
4.00%, 08/15/2055(a)	1,000,000	1,021,939
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/15/2045 (Callable 08/01/2026)	675,000	644,528
Ennis Independent School District, 0.00%, 08/15/2027 (Callable 08/01/2026)(d)	150,000	144,531
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	1,610,000	1,540,978
Flour Bluff Independent School District, 5.00%, 08/15/2038 (Callable 02/15/2035)	1,675,000	1,870,138
Forney Independent School District, 5.00%, 08/15/2043 (Callable 08/15/2027)	290,000	294,000
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	4,500,000	4,561,539

The accompanying notes are an integral part of these financial statements.

254

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040(a)	$2,907,131	$2,842,071
Garland Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2033)	490,000	535,739
Generation Park Management District, 4.00%, 09/01/2034 (Callable 09/01/2030)	560,000	572,746
Grand Parkway Transportation Corp.
5.80%, 10/01/2045 (Callable 10/01/2028)	300,000	314,475
5.80%, 10/01/2046 (Callable 10/01/2028)	1,000,000	1,045,301
5.85%, 10/01/2048 (Callable 10/01/2028)	800,000	834,704
Gregory-Portland Independent School District/TX, 5.00%, 02/15/2038 (Callable 02/15/2032)	2,890,000	3,135,284
Harris County Health Facilities Development Corp.
5.75%, 07/01/2027	4,545,000	4,689,910
5.75%, 07/01/2027	1,575,000	1,625,644
6.25%, 07/01/2027	3,425,000	3,548,937
Harris County Water Control & Improvement District No 164, 6.63%, 09/01/2032 (Callable 09/01/2031)	45,000	51,536
Harris County-Houston Sports Authority
0.00%, 11/15/2029(d)	95,000	85,620
0.00%, 11/15/2030(d)	2,150,000	1,874,739
0.00%, 11/15/2030(d)	85,000	74,118
0.00%, 11/15/2032 (Callable 11/15/2031)(d)	655,000	519,367
0.00%, 11/15/2035 (Callable 11/15/2031)(d)	180,000	118,642
0.00%, 11/15/2039 (Callable 11/15/2031)(d)	25,000	12,852
0.00%, 11/15/2040 (Callable 11/15/2031)(d)	85,000	41,042
0.00%, 11/15/2041 (Callable 11/15/2031)(d)	785,000	355,928
Houston Higher Education Finance Corp., 5.00%, 02/15/2034 (Callable 08/01/2026)	1,795,000	1,797,408
Killeen Independent School District, 4.00%, 02/15/2042 (Callable 02/15/2028)	690,000	690,121
Kountze Independent School District, 7.13%, 08/15/2040 (Callable 08/15/2034)	465,000	583,810
La Porte Independent School District/TX, 5.00%, 02/15/2038 (Callable 08/15/2033)	1,630,000	1,804,798

	Par	Value
Leander Independent School District, 0.00%, 08/16/2044 (Callable 08/16/2026)(d)	$14,815,000	$7,158,399
Midland County Fresh Water Supply District No 1
0.00%, 09/15/2033 (Callable 09/15/2027)(d)	3,530,000	2,595,155
0.00%, 09/15/2034 (Callable 09/15/2027)(d)	1,350,000	940,696
0.00%, 09/15/2035 (Callable 09/15/2027)(d)	2,865,000	1,889,623
0.00%, 09/15/2036 (Callable 09/15/2027)(d)	1,580,000	987,052
0.00%, 09/15/2037 (Callable 09/15/2027)(d)	110,000	65,064
Moulton Independent School District, 4.00%, 08/15/2036 (Callable 08/15/2027)	285,000	286,062
Navasota Independent School District
5.00%, 02/15/2044 (Callable 02/15/2036)	565,000	618,809
5.00%, 02/15/2045 (Callable 02/15/2036)	610,000	663,056
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2030 (Callable 04/01/2027)	1,150,000	1,170,791
5.00%, 04/01/2031 (Callable 04/01/2027)	1,180,000	1,201,333
New Hope Higher Education Finance Corp., 4.00%, 06/15/2028	100,000	102,210
North Texas Tollway Authority
0.00%, 01/01/2036(d)	1,525,000	1,094,319
0.00%, 01/01/2037(d)	4,600,000	3,147,938
0.00%, 09/01/2037 (Callable 09/01/2031)(d)	11,800,000	6,277,568
0.00%, 09/01/2043 (Callable 09/01/2031)(d)	37,815,000	12,821,830
7.00%, 09/01/2043 (Callable 09/01/2031)	8,450,000	9,941,660
6.75%, 09/01/2045 (Callable 09/01/2031)	18,145,000	21,513,260
Northside Independent School District, 2.00%, 06/01/2052(a)	2,470,000	2,451,055
Onalaska Independent School District, 4.00%, 08/15/2030 (Callable 08/01/2026)	340,000	340,158
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2041 (Callable 08/01/2026)	2,000,000	2,000,927
Plains Independent School District
5.00%, 08/15/2033 (Callable 08/15/2030)	490,000	525,400
5.00%, 08/15/2035 (Callable 08/15/2030)	285,000	303,431

The accompanying notes are an integral part of these financial statements.

255

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Port Aransas Independent School District
5.00%, 02/15/2041 (Callable 08/15/2027)	$575,000	$582,976
5.00%, 02/15/2043 (Callable 08/01/2026)	625,000	625,351
Prosper Independent School District, 5.00%, 02/15/2043 (Callable 02/15/2033)	1,315,000	1,407,494
PSC/TX, 3.75%, 12/01/2040	4,265,000	4,271,730
Richardson Independent School District
5.00%, 02/15/2046 (Callable 02/15/2035)	3,600,000	3,862,904
5.00%, 02/15/2047 (Callable 02/15/2035)	3,650,000	3,885,693
San Angelo Independent School District, 5.00%, 02/15/2038 (Callable 02/15/2035)	5,600,000	6,296,759
San Antonio Public Facilities Corp., 4.00%, 09/15/2042 (Callable 08/01/2026)	50,000	48,591
Socorro Independent School District
4.00%, 08/15/2034 (Callable 02/15/2027)	1,500,000	1,505,049
5.00%, 08/15/2038 (Callable 02/15/2027)	155,000	156,721
Taft Independent School District/TX, 5.00%, 08/15/2041 (Callable 08/15/2033)	1,220,000	1,320,081
Tarrant County Hospital District, 5.25%, 08/15/2038 (Callable 08/15/2032)	1,320,000	1,449,923
Temple Independent School District/TX, 5.00%, 02/01/2042 (Callable 02/01/2036)	1,580,000	1,758,314
Texarkana Independent School District, 4.00%, 02/15/2053(a)	1,800,000	1,802,184
Texas Department of Housing & Community Affairs
2.15%, 09/01/2035 (Callable 03/01/2029)	545,000	478,222
3.90%, 07/01/2044 (Callable 07/01/2028)	3,000,000	2,923,944
3.63%, 09/01/2044 (Callable 09/01/2028)	1,570,000	1,472,826
Texas State Affordable Housing Corp.
4.25%, 03/01/2049 (Callable 03/01/2029)	135,000	135,874
5.50%, 09/01/2053 (Callable 03/01/2033)	1,555,000	1,636,937
Texas Water Development Board
4.00%, 10/15/2036 (Callable 10/15/2028)	3,940,000	3,975,091
4.55%, 10/15/2038 (Callable 10/15/2032)	1,250,000	1,329,189

	Par	Value
5.00%, 10/15/2042 (Callable 10/15/2027)	$2,000,000	$2,040,262
4.88%, 10/15/2048 (Callable 10/15/2033)	2,000,000	2,058,355
Town of Westlake TX, 4.00%, 02/15/2030 (Callable 08/01/2026)	335,000	335,163
Venus Independent School District
5.00%, 08/15/2035	325,000	370,311
5.00%, 08/15/2036 (Callable 08/15/2035)	330,000	373,556
5.25%, 08/15/2037 (Callable 08/15/2035)	470,000	538,314
5.25%, 08/15/2038 (Callable 08/15/2035)	370,000	421,810
Veribest Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2032)	645,000	699,697
Viridian Municipal Management District
5.00%, 12/01/2034 (Callable 12/01/2029)	930,000	976,439
5.00%, 12/01/2036 (Callable 12/01/2029)	1,050,000	1,096,606
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	572,662
5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,035,733
Willis Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2035)	1,410,000	1,572,574
Wink-Loving Independent School District, 5.00%, 02/15/2035 (Callable 08/15/2026)	1,825,000	1,829,634
		292,278,868
Utah - 1.3%
County of Utah UT, 5.00%, 05/15/2060 (Callable 07/22/2026)(a)	2,875,000	2,879,135
Davis School District, 3.50%, 06/01/2034 (Callable 08/01/2026)	2,000,000	1,999,918
Salt Lake County Municipal Building Authority, 5.00%, 01/15/2041 (Callable 01/15/2028)	375,000	384,276
Utah Board of Higher Education, 5.00%, 06/01/2035 (Callable 06/01/2032)	230,000	249,892
Utah Charter School Finance Authority, 5.00%, 04/15/2037 (Callable 08/01/2026)	500,000	500,472
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 08/01/2026)	2,040,000	2,040,000
3.18%, 07/01/2045 (Callable 02/01/2028)(a)	3,000,000	3,010,374

The accompanying notes are an integral part of these financial statements.

256

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Utah - (Continued)
6.00%, 07/01/2053 (Callable 01/01/2032)	$2,030,000	$2,168,526
6.00%, 07/01/2054 (Callable 01/01/2033)	315,000	344,179
Utah Telecommunication Open Infrastructure Agency, 5.50%, 06/01/2040 (Callable 06/01/2032)	750,000	832,894
		14,409,666
Vermont - 0.3%
Vermont Housing Finance Agency
3.60%, 11/01/2036 (Callable 08/01/2026)	1,205,000	1,205,064
4.00%, 11/01/2048 (Callable 05/01/2027)	50,000	50,013
Vermont Municipal Bond Bank, 5.00%, 12/01/2034 (Callable 12/01/2026)	1,625,000	1,637,197
		2,892,274
Virginia - 1.9%
Brunswick County Industrial Development Authority, 3.15%, 12/01/2028 (Callable 06/01/2027) (a)	1,150,000	1,152,636
Danville Industrial Development Authority, 5.25%, 10/01/2028	110,000	113,017
Fairfax County Water Authority, 5.00%, 04/01/2043 (Callable 04/01/2027)	1,700,000	1,720,958
Hampton Roads Transportation Accountability Commission, 5.50%, 07/01/2057 (Callable 01/01/2028)	15,000,000	15,674,084
Virginia Resources Authority
0.00%, 11/01/2027(d)	520,000	501,457
4.00%, 11/01/2032 (Callable 11/01/2026)	1,500,000	1,504,540
5.00%, 11/01/2045 (Callable 08/01/2026)	395,000	395,274
		21,061,966
Washington - 1.8%
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	9,400,000	10,304,988
County of King WA, 5.00%, 12/01/2042 (Callable 12/01/2034)	385,000	426,714
King County Housing Authority
3.25%, 05/01/2033 (Callable 05/01/2028)	1,500,000	1,499,961
4.00%, 11/01/2036 (Callable 11/01/2029)	3,250,000	3,281,766
Orchard Prairie School District No 123
5.50%, 12/01/2045 (Callable 06/01/2035)	720,000	790,150

	Par	Value
5.50%, 12/01/2050 (Callable 06/01/2035)	$325,000	$349,445
State of Washington
4.00%, 07/01/2039 (Callable 07/01/2031)	940,000	949,406
5.00%, 02/01/2043 (Callable 02/01/2033)	290,000	313,034
Washington Health Care Facilities Authority, 5.00%, 09/01/2032 (Callable 09/01/2030)	465,000	499,983
Washington State Housing Finance Commission
2.65%, 12/01/2040 (Callable 06/01/2029)	1,800,000	1,525,229
4.00%, 06/01/2049 (Callable 06/01/2028)	220,000	221,459
		20,162,135
Wisconsin - 4.4%
Baraboo School District, 3.00%, 04/01/2033 (Callable 08/01/2026)	650,000	643,766
Big Foot Union High School District, 3.00%, 03/01/2032 (Callable 03/01/2027)	430,000	431,292
City of Fitchburg WI, 4.00%, 12/01/2042 (Callable 12/01/2032)	1,365,000	1,363,185
County of Kenosha WI, 3.50%, 09/01/2028 (Callable 08/01/2026)	820,000	820,434
D C Everest Area School District/WI, 3.63%, 04/01/2038 (Callable 04/01/2027)	3,900,000	3,928,932
Menominee Indian School District/WI, 4.00%, 03/01/2033 (Callable 03/01/2030)	2,385,000	2,496,001
Public Finance Authority, 3.63%, 06/15/2063 (Callable 06/15/2029)	2,245,000	2,250,457
Southeast Wisconsin Professional Baseball Park District
5.50%, 12/15/2026	580,000	587,036
0.00%, 12/15/2027(d)	1,185,000	1,137,297
0.00%, 12/15/2028(d)	1,000,000	932,003
0.00%, 12/15/2029(d)	1,170,000	1,057,025
St Croix Falls School District, 2.00%, 04/01/2040 (Callable 04/01/2028)	660,000	646,567
State of Wisconsin
5.00%, 05/01/2038 (Callable 05/01/2028)	1,000,000	1,033,413
5.00%, 05/01/2043 (Callable 05/01/2034)	2,840,000	3,113,400
State of Wisconsin Environmental Improvement Fund Revenue, 5.00%, 06/01/2038 (Callable 06/01/2029)	1,500,000	1,575,234

The accompanying notes are an integral part of these financial statements.

257

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
Village of Mount Pleasant WI
5.00%, 04/01/2036 (Callable 04/01/2028)	$275,000	$284,143
4.00%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,419,758
Village of Oregon WI, 5.00%, 03/01/2037 (Callable 03/01/2034)	220,000	243,176
Waterford Union High School District, 3.00%, 03/01/2039 (Callable 03/01/2029)	665,000	673,199
West De Pere School District, 2.50%, 04/01/2040 (Callable 04/01/2030)	2,500,000	2,479,378
Wisconsin Center District
0.00%, 12/15/2034 (Callable 12/15/2030)(d)	1,810,000	1,329,755
0.00%, 12/15/2038 (Callable 12/15/2030)(d)	1,000,000	598,165
0.00%, 12/15/2060 (Callable 12/15/2030)(d)	32,275,000	8,503,662
Wisconsin Health & Educational Facilities Authority
5.00%, 08/15/2029 (Callable 08/15/2027)	70,000	71,747
5.00%, 04/01/2033 (Callable 04/01/2027)	900,000	912,499
5.00%, 04/01/2035 (Callable 04/01/2027)	180,000	182,268
4.00%, 04/01/2039 (Callable 04/01/2027)	2,550,000	2,478,280
5.00%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,015,723
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
2.05%, 03/01/2032 (Callable 09/01/2030)	635,000	575,275
2.10%, 09/01/2032 (Callable 09/01/2030)	600,000	541,267
3.50%, 09/01/2046 (Callable 08/01/2026)	80,000	79,986
4.00%, 03/01/2048 (Callable 03/01/2027)	205,000	205,329
4.00%, 03/01/2048 (Callable 03/01/2027)	75,000	75,113
4.25%, 03/01/2049 (Callable 09/01/2028)	585,000	592,729
6.00%, 03/01/2054 (Callable 09/01/2032)	1,370,000	1,495,323
Wisconsin Housing & Economic Development Authority Housing Revenue, 4.63%, 11/01/2043 (Callable 05/01/2032)	435,000	445,439
		48,218,256

	Par	Value
Wyoming - 0.0%(f)
Wyoming Community Development Authority
4.00%, 06/01/2043 (Callable 12/01/2027)	$30,000	$30,140
4.00%, 12/01/2048 (Callable 06/01/2028)	515,000	518,153
		548,293
TOTAL MUNICIPAL BONDS (Cost $1,064,079,847)		1,065,572,973
U.S. TREASURY SECURITIES - 0.9%
United States Treasury Note/Bond
3.75%, 08/15/2027	5,000,000	4,978,516
4.00%, 05/31/2028	5,000,000	4,985,351
TOTAL U.S. TREASURY SECURITIES (Cost $9,961,906)		9,963,867

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.64%(g)	15,433,329	15,433,329
TOTAL MONEY MARKET FUNDS (Cost $15,433,329)		15,433,329
TOTAL INVESTMENTS - 99.3% (Cost $1,089,475,082)		$1,090,970,169
Other Assets in Excess of Liabilities - 0.7%		7,532,793
TOTAL NET ASSETS - 100.0%		$1,098,502,962

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities totals $14,416,158 or 1.3% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	To the extent that the Fund invests more heavily in a particular state, its performance will be especially sensitive to developments that significantly affect that state.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

258

Baird Quality Intermediate Municipal Bond Fund
Summary of Fair Value Disclosure
as of June 30, 2026 (Unaudited)
Baird Quality Intermediate Municipal Bond Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,065,572,973	$—	$1,065,572,973
U.S. Treasury Securities	—	9,963,867	—	9,963,867
Money Market Funds	15,433,329	—	—	15,433,329
Total Investments	$15,433,329	$1,075,536,840	$—	$1,090,970,169

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

259

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 97.6%
Alabama - 5.0%
Alabama Community College System
5.00%, 10/01/2028 (Callable 10/01/2026)	$310,000	$311,680
5.25%, 06/01/2043 (Callable 06/01/2033)	500,000	549,384
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2042 (Callable 07/01/2032)	9,250,000	9,871,783
Alabama Housing Finance Authority
3.13%, 03/01/2029 (Callable 03/01/2028)(a)	2,600,000	2,607,659
3.20%, 01/01/2047 (Callable 07/01/2028)(a)	9,000,000	9,060,111
5.75%, 04/01/2055 (Callable 04/01/2033)	1,830,000	1,973,247
Alabama Public School and College Authority, 5.00%, 11/01/2039 (Callable 11/01/2030)	3,000,000	3,199,991
Alabama State University
5.00%, 09/01/2030	600,000	647,152
5.00%, 09/01/2031	840,000	917,985
5.00%, 09/01/2032	1,035,000	1,144,064
Birmingham Airport Authority
4.00%, 07/01/2036 (Callable 07/01/2030)	360,000	367,617
4.00%, 07/01/2037 (Callable 07/01/2030)	500,000	508,787
Birmingham-Jefferson Civic Center Authority
5.00%, 05/01/2035 (Callable 05/01/2028)	615,000	635,054
5.00%, 05/01/2036 (Callable 05/01/2028)	870,000	897,036
Black Belt Energy Gas District
4.00%, 12/01/2026	795,000	796,886
5.00%, 12/01/2026	400,000	403,153
5.25%, 08/01/2027(b)	1,000,000	1,015,099
5.00%, 12/01/2027	500,000	511,832
5.25%, 08/01/2028(b)	1,250,000	1,280,640
5.00%, 12/01/2028	1,000,000	1,036,782
5.25%, 08/01/2029(b)	1,400,000	1,444,202
5.00%, 11/01/2029	1,750,000	1,828,547
5.00%, 12/01/2029	1,380,000	1,443,254
5.00%, 06/01/2030	3,000,000	3,128,123
5.25%, 08/01/2030(b)	1,600,000	1,660,920
5.00%, 12/01/2030	630,000	664,242
5.25%, 08/01/2031(b)	2,010,000	2,095,516
5.00%, 11/01/2031	1,305,000	1,378,320
5.25%, 08/01/2032(b)	1,905,000	1,991,274
5.00%, 12/01/2032	2,000,000	2,110,452
5.00%, 10/01/2033 (Callable 07/01/2033)	6,380,000	6,801,923

	Par	Value
5.00%, 01/01/2034 (Callable 10/01/2033)	$10,000,000	$10,482,676
5.00%, 12/01/2034 (Callable 09/01/2034)	4,275,000	4,590,799
5.00%, 12/01/2034 (Callable 09/01/2034)	17,000,000	17,991,168
5.00%, 06/01/2036 (Callable 03/01/2036)	20,150,000	21,167,527
5.25%, 06/01/2036	8,000,000	8,620,297
5.00%, 05/01/2053(a)	11,500,000	11,891,618
5.50%, 11/01/2053 (Callable 09/01/2028)(a)	2,000,000	2,092,782
5.00%, 03/01/2055 (Callable 08/01/2034)(a)	7,015,000	7,477,928
5.00%, 10/01/2055 (Callable 06/01/2032)(a)	2,285,000	2,401,715
5.00%, 12/01/2055 (Callable 05/01/2035)(a)	10,000,000	10,564,194
5.50%, 11/01/2056 (Callable 05/01/2034)(a)(b)	3,500,000	3,765,976
Chilton County Health Care Authority, 4.00%, 11/01/2045 (Callable 08/01/2026)	205,000	202,339
City of Gadsden AL
5.00%, 10/01/2039 (Callable 10/01/2035)	625,000	695,458
5.00%, 10/01/2040 (Callable 10/01/2035)	475,000	525,810
5.00%, 09/30/2041 (Callable 10/01/2035)	450,000	496,032
5.00%, 10/01/2043 (Callable 10/01/2035)	740,000	808,069
5.00%, 10/01/2044 (Callable 10/01/2035)	685,000	742,392
County of Elmore AL
5.25%, 08/01/2031	200,000	219,165
5.25%, 08/01/2032	200,000	221,833
5.25%, 08/01/2033	200,000	224,142
5.25%, 08/01/2034	200,000	225,983
5.25%, 08/01/2035	200,000	227,464
5.25%, 08/01/2037 (Callable 08/01/2035)	200,000	224,458
5.25%, 08/01/2040 (Callable 08/01/2035)	750,000	827,638
4.20%, 05/01/2042 (Callable 05/01/2032)	1,625,000	1,639,165
5.25%, 08/01/2042 (Callable 08/01/2035)	1,120,000	1,227,417
5.50%, 08/01/2045 (Callable 08/01/2035)	500,000	549,030
5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,028,118
5.15%, 08/01/2050 (Callable 08/01/2035)	1,000,000	1,030,049
5.25%, 08/01/2055 (Callable 08/01/2035)	1,000,000	1,040,371

The accompanying notes are an integral part of these financial statements.

260

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Alabama - (Continued)
County of Jefferson AL, 5.00%, 09/15/2029 (Callable 03/15/2027)	$570,000	$578,737
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2039 (Callable 10/01/2033)	625,000	673,712
5.25%, 10/01/2042 (Callable 10/01/2033)	6,250,000	6,796,787
5.25%, 10/01/2049 (Callable 10/01/2033)	5,000,000	5,218,356
5.50%, 10/01/2053 (Callable 10/01/2033)	2,000,000	2,105,083
County of Montgomery AL, 4.00%, 03/01/2028 (Callable 09/01/2027)	210,000	213,560
Elmore County Public Building Authority
5.25%, 08/01/2035	165,000	187,685
5.25%, 08/01/2037 (Callable 08/01/2035)	360,000	404,084
5.25%, 08/01/2040 (Callable 08/01/2035)	650,000	717,391
5.25%, 08/01/2042 (Callable 08/01/2035)	675,000	737,156
5.50%, 08/01/2045 (Callable 08/01/2035)	615,000	670,551
Energy Southeast A Cooperative District
5.00%, 06/01/2030	1,605,000	1,683,074
5.00%, 06/01/2032 (Callable 03/01/2032)	1,600,000	1,691,171
5.00%, 11/01/2033 (Callable 08/01/2033)	14,250,000	15,184,371
Fort Payne Waterworks Board
5.00%, 07/01/2037 (Callable 07/01/2034)	290,000	324,652
5.00%, 07/01/2038 (Callable 07/01/2034)	250,000	278,688
5.00%, 07/01/2039 (Callable 07/01/2034)	285,000	316,653
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030)(a)	5,385,000	5,737,672
Homewood Educational Building Authority
4.00%, 12/01/2033 (Callable 12/01/2029)	1,185,000	1,185,569
4.00%, 12/01/2034 (Callable 12/01/2029)	255,000	253,931
Jacksonville Public Educational Building Authority, 5.13%, 08/01/2044 (Callable 08/01/2034)	2,725,000	2,907,988

	Par	Value
Jefferson County Board of Education/AL, 5.00%, 02/01/2042 (Callable 02/01/2028)	$4,620,000	$4,709,333
Limestone County Water & Sewer Authority, 5.00%, 12/01/2041 (Callable 12/01/2034)	330,000	362,446
Lower Alabama Gas District, 5.00%, 12/01/2033 (Callable 09/01/2033)	14,000,000	14,676,046
Madison Water & Wastewater Board, 4.00%, 12/01/2037 (Callable 12/01/2029)	530,000	537,960
Public Building Authority of the City of Clanton, 5.00%, 05/01/2049 (Callable 05/01/2034)	750,000	783,273
Southeast Alabama Gas Supply District, 5.00%, 04/01/2028	2,265,000	2,329,876
Southeast Energy Authority A Cooperative District
5.00%, 10/01/2029	8,250,000	8,713,724
5.00%, 10/01/2030 (Callable 07/01/2030)	21,400,000	22,857,929
5.00%, 09/01/2035 (Callable 06/01/2035)	9,250,000	10,066,398
5.00%, 11/01/2035 (Callable 11/01/2034)	20,000,000	20,867,038
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	7,000,000	7,454,343
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	2,750,000	2,905,481
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	11,990,000	12,582,780
5.00%, 05/01/2055 (Callable 11/01/2030)(a)	4,500,000	4,792,851
State of Alabama Docks Department
5.00%, 10/01/2030 (Callable 10/01/2027)(c)	3,160,000	3,217,788
5.00%, 10/01/2033 (Callable 10/01/2027)(c)	3,000,000	3,047,247
University of South Alabama, 5.00%, 11/01/2033 (Callable 11/01/2026)	1,610,000	1,621,991
		344,877,703
Alaska - 0.2%
Alaska Housing Finance Corp.
5.00%, 12/01/2038 (Callable 06/01/2034)	1,715,000	1,867,870
5.25%, 12/01/2041 (Callable 06/01/2033)	5,375,000	5,859,995
Alaska Industrial Development & Export Authority
4.00%, 04/01/2030 (Callable 04/01/2029)	2,745,000	2,792,877
4.00%, 04/01/2033 (Callable 04/01/2029)	605,000	611,478
4.00%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,596,652

The accompanying notes are an integral part of these financial statements.

261

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Alaska - (Continued)
Alaska Municipal Bond Bank Authority
5.00%, 02/01/2031 (Callable 02/01/2028)(c)	$565,000	$580,106
5.00%, 12/01/2033(c)	2,270,000	2,456,324
		15,765,302
Arizona - 1.5%
Apache County Unified School District No 8 Window Rock, 4.13%, 07/01/2042 (Callable 07/01/2032)	1,625,000	1,633,328
Arizona Industrial Development Authority
3.55%, 07/15/2029 (Callable 07/15/2027)	690,000	679,341
1.75%, 09/01/2030(a)(b)(d)	1,991,177	1,883,831
5.00%, 07/01/2031 (Callable 07/01/2027)	515,000	521,449
5.00%, 07/01/2032 (Callable 08/01/2026)	205,000	205,104
5.00%, 07/01/2032 (Callable 07/01/2027)	545,000	551,426
5.00%, 07/01/2033 (Callable 08/01/2026)	340,000	340,149
5.00%, 07/01/2033 (Callable 07/01/2027)	575,000	581,355
4.00%, 07/01/2034 (Callable 08/01/2026)	620,000	597,838
4.00%, 07/01/2035 (Callable 08/01/2026)	515,000	493,810
5.00%, 11/01/2035 (Callable 11/01/2032)	1,875,000	2,042,162
5.00%, 11/01/2036 (Callable 11/01/2032)	775,000	839,511
6.00%, 07/01/2037 (Callable 07/01/2027)(b)	4,510,000	4,593,343
5.00%, 03/01/2045 (Callable 07/22/2026)(a)	1,000,000	1,003,500
5.25%, 11/01/2048 (Callable 11/01/2032)	2,000,000	2,075,082
5.00%, 02/01/2058 (Callable 09/01/2026)(a)	6,265,000	6,283,267
4.88%, 07/01/2060 (Callable 07/01/2030)(a)(b)	1,235,000	1,290,605
Chandler Industrial Development Authority, 4.00%, 06/01/2049 (Callable 02/01/2029)(a)(c)	4,635,000	4,707,375
City of Bullhead AZ Water and Wastewater System Revenue
5.00%, 07/01/2036	205,000	224,723
5.00%, 07/01/2041 (Callable 07/01/2036)	625,000	663,672

	Par	Value
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2035 (Callable 08/01/2026)	$5,000,000	$5,020,718
5.00%, 07/01/2036 (Callable 07/01/2027)	400,000	407,429
5.00%, 07/01/2037 (Callable 07/01/2027)	1,900,000	1,933,489
5.25%, 07/01/2047 (Callable 07/01/2033)	2,490,000	2,693,645
City of Sedona AZ Excise Tax Revenue
5.00%, 07/01/2036 (Callable 07/01/2033)	125,000	137,452
5.00%, 07/01/2037 (Callable 07/01/2033)	125,000	136,673
5.00%, 07/01/2038 (Callable 07/01/2033)	125,000	135,996
5.00%, 07/01/2039 (Callable 07/01/2033)	120,000	129,709
5.00%, 07/01/2040 (Callable 07/01/2033)	75,000	81,033
5.00%, 07/01/2041 (Callable 07/01/2033)	100,000	107,624
5.00%, 07/01/2042 (Callable 07/01/2033)	100,000	107,270
5.00%, 07/01/2043 (Callable 07/01/2033)	125,000	134,007
4.00%, 07/01/2044 (Callable 07/01/2033)	200,000	201,969
5.00%, 07/01/2054 (Callable 07/01/2033)	250,000	257,998
Gilbert Water Resource Municipal Property Corp., 4.00%, 07/01/2031 (Callable 08/01/2026)	2,165,000	2,166,948
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 10/15/2033	1,450,000	1,635,048
5.00%, 10/15/2034	1,520,000	1,728,478
5.00%, 10/15/2044 (Callable 10/15/2034)	11,270,000	12,102,508
4.00%, 10/01/2047 (Callable 10/01/2026)	90,000	77,597
3.10%, 02/01/2059 (Callable 08/01/2027)(a)	6,130,000	6,142,552
Industrial Development Authority of the County of Pima
4.45%, 07/01/2044 (Callable 07/01/2034)	395,000	397,365
4.80%, 07/01/2049 (Callable 07/01/2033)	795,000	805,662
Maricopa County Industrial Development Authority
5.00%, 07/01/2037 (Callable 07/01/2027)	1,250,000	1,262,439
5.00%, 12/01/2037 (Callable 06/01/2034)	2,600,000	2,856,662

The accompanying notes are an integral part of these financial statements.

262

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arizona - (Continued)
5.00%, 01/01/2038 (Callable 01/01/2027)	$5,250,000	$5,307,703
5.00%, 07/01/2039 (Callable 01/01/2030)	1,285,000	1,336,393
5.00%, 09/01/2042 (Callable 09/01/2028)	2,810,000	2,871,869
4.00%, 01/01/2045 (Callable 07/01/2030)	7,000,000	6,539,065
Maricopa County Pollution Control Corp., 3.88%, 01/01/2038(a)	4,735,000	4,837,278
Maricopa County Union High School District No 210-Phoenix, 5.00%, 07/01/2037 (Callable 07/01/2027)	100,000	101,877
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2038 (Callable 01/01/2027)	1,035,000	1,044,478
5.00%, 01/01/2045 (Callable 01/01/2031)	1,810,000	1,904,993
5.00%, 01/01/2048 (Callable 01/01/2034)	3,500,000	3,711,665
Tucson Industrial Development Authority/Pima County Industrial Development Auth
4.60%, 07/01/2044 (Callable 07/01/2033)	470,000	475,877
4.85%, 07/01/2048 (Callable 07/01/2032)	660,000	670,944
4.75%, 07/01/2049 (Callable 07/01/2033)	240,000	242,078
4.80%, 07/01/2054 (Callable 07/01/2033)	965,000	970,991
		101,886,353
Arkansas - 0.7%
Arkadelphia Water & Sewer System, 4.75%, 12/01/2043 (Callable 06/01/2029)	1,210,000	1,239,819
Arkansas Development Finance Authority
5.00%, 02/01/2032 (Callable 02/01/2031)	1,255,000	1,303,285
5.00%, 02/01/2033 (Callable 02/01/2031)	1,250,000	1,294,659
5.00%, 02/01/2034 (Callable 02/01/2031)	1,500,000	1,550,360
4.00%, 12/01/2038 (Callable 12/01/2027)	275,000	275,646
4.25%, 07/01/2041 (Callable 07/01/2028)	500,000	432,050
4.05%, 09/01/2044 (Callable 07/01/2026)(a)	4,819,000	4,819,000
7.00%, 07/01/2048 (Callable 07/01/2030)(b)(c)	1,000,000	1,106,402

	Par	Value
5.00%, 07/01/2054 (Callable 07/01/2033)	$2,570,000	$2,693,308
Arkansas Technical University
4.00%, 06/01/2028 (Callable 08/01/2026)	1,025,000	1,025,782
5.00%, 12/01/2042 (Callable 12/01/2030)	2,015,000	2,108,938
Benton Washington Regional Public Water Authority, 4.00%, 10/01/2033 (Callable 10/01/2029)	250,000	256,171
City of Batesville AR Sales & Use Tax
4.00%, 02/01/2041 (Callable 02/01/2031)	880,000	870,412
4.00%, 02/01/2049 (Callable 02/01/2031)	2,245,000	2,175,651
City of Beebe AR Water & Sewer System, 3.00%, 08/01/2041 (Callable 08/01/2028)	1,500,000	1,329,928
City of Cabot AR Sales & Use Tax Revenue, 3.00%, 12/01/2056 (Callable 12/01/2028)	2,700,000	2,370,068
City of Fort Smith AR Water & Sewer Revenue
5.00%, 10/01/2034 (Callable 10/01/2028)	255,000	264,610
5.00%, 10/01/2035 (Callable 10/01/2028)	5,865,000	6,062,809
City of Heber Springs AR Water & Sewer Revenue, 3.00%, 11/01/2034 (Callable 08/01/2026)	685,000	661,036
City of Hope AR Sales & Use Tax Revenue, 4.25%, 06/01/2048 (Callable 06/01/2032)	1,510,000	1,506,115
City of Jonesboro AR, 4.00%, 08/01/2035 (Callable 02/01/2031)	275,000	282,927
City of Maumelle AR
4.00%, 08/01/2028 (Callable 08/01/2026)	315,000	315,190
4.00%, 08/01/2029 (Callable 08/01/2026)	700,000	700,394
City of Maumelle AR Sales & Use Tax, 4.00%, 08/01/2026 (Callable 08/01/2026)	65,000	65,037
City of Osceola AR Sales & Use Tax, 4.13%, 06/01/2049 (Callable 06/01/2031)	1,250,000	1,231,984
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	205,000	202,268
City of Rogers AR Sales & Use Tax Revenue
5.00%, 11/01/2031 (Callable 11/01/2026)	2,500,000	2,516,616
5.00%, 11/01/2035 (Callable 11/01/2026)	1,000,000	1,005,041

The accompanying notes are an integral part of these financial statements.

263

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arkansas - (Continued)
City of Springdale AR Sales & Use Tax Revenue, 5.00%, 08/01/2038 (Callable 02/01/2030)	$240,000	$252,774
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2032 (Callable 12/01/2031)	225,000	245,123
5.00%, 12/01/2033 (Callable 12/01/2031)	200,000	216,711
5.00%, 12/01/2034 (Callable 12/01/2031)	200,000	215,485
3.00%, 12/01/2041 (Callable 12/01/2028)	1,750,000	1,465,970
4.00%, 12/01/2044 (Callable 12/01/2031)	1,000,000	969,100
4.25%, 12/01/2049 (Callable 12/01/2031)	1,000,000	947,962
Conway Health Facilities Board, 5.00%, 08/01/2029 (Callable 08/01/2026)	360,000	360,403
County of Madison AR Sales & Use Tax, 4.25%, 12/01/2058 (Callable 12/01/2030)	2,700,000	2,716,843
County of Mississippi AR Sales & Use Tax Revenue, 4.00%, 06/01/2030 (Callable 08/01/2026)	450,000	449,985
Jonesboro City Water & Light Plant, 4.00%, 06/01/2043 (Callable 12/01/2032)	2,500,000	2,512,914
Little Rock School District, 3.00%, 02/01/2028 (Callable 08/01/2026)	520,000	518,852
University of Central Arkansas
4.00%, 11/01/2027 (Callable 07/22/2026)	340,000	340,193
4.00%, 11/01/2028 (Callable 07/22/2026)	250,000	250,059
		51,127,880
California - 5.4%
Acalanes Union High School District
5.65%, 08/01/2028	110,000	113,254
6.35%, 08/01/2039 (Callable 08/01/2029)	350,000	384,447
Alameda Corridor Transportation Authority, 5.00%, 10/01/2037 (Callable 10/01/2026)	500,000	501,798
Alvord Unified School District, 0.00%, 08/01/2046 (Callable 08/01/2036)(e)	705,000	896,650
Anaheim Housing & Public Improvements Authority, 5.00%, 10/01/2038 (Callable 10/01/2027)	1,190,000	1,218,087

	Par	Value
Antelope Valley Community College District
0.00%, 08/01/2029(e)	$650,000	$594,147
0.00%, 08/01/2031(e)	1,000,000	858,283
Buckeye Union School District, 3.50%, 08/01/2033 (Callable 08/01/2026)	100,000	100,009
Burbank Unified School District, 4.53%, 02/01/2038 (Callable 08/01/2028)	210,000	214,775
California Community Choice Financing Authority
5.00%, 05/01/2028	1,660,000	1,713,618
5.00%, 11/01/2028	1,885,000	1,957,054
5.00%, 02/01/2031 (Callable 11/01/2030)	5,000,000	5,313,578
5.00%, 07/01/2033	1,000,000	1,090,947
5.00%, 11/01/2033 (Callable 08/01/2033)	7,070,000	7,665,785
5.00%, 07/01/2035 (Callable 04/01/2035)	3,605,000	3,968,170
5.25%, 01/01/2054 (Callable 10/01/2030)(a)	10,800,000	11,436,322
5.00%, 08/01/2055 (Callable 07/01/2032)(a)	11,045,000	11,535,174
5.00%, 01/01/2056 (Callable 05/01/2033)(a)	10,655,000	11,499,614
5.00%, 10/01/2056 (Callable 02/01/2035)(a)	6,485,000	7,015,244
California Enterprise Development Authority
5.00%, 06/01/2029	245,000	261,336
5.00%, 06/01/2030	260,000	282,494
5.00%, 06/01/2031	265,000	292,605
5.00%, 06/01/2034 (Callable 06/01/2033)	285,000	321,802
5.00%, 06/01/2035 (Callable 06/01/2033)	215,000	241,681
5.00%, 06/01/2036 (Callable 06/01/2033)	230,000	257,374
5.00%, 06/01/2038 (Callable 06/01/2033)	250,000	276,954
5.00%, 06/01/2040 (Callable 06/01/2033)	355,000	389,891
California Health Facilities Financing Authority
3.85%, 11/15/2027 (Callable 07/22/2026)	1,850,000	1,850,719
5.00%, 12/01/2032 (Callable 09/01/2032)	7,350,000	8,052,646
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027)(b)	3,750,000	3,792,748
3.75%, 03/25/2035	4,192,967	4,246,068
5.00%, 05/01/2054 (Callable 09/01/2026)(a)	4,600,000	4,616,100

The accompanying notes are an integral part of these financial statements.

264

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
3.60%, 08/01/2063 (Callable 07/22/2026)(a)	$1,500,000	$1,500,618
California Municipal Finance Authority
5.00%, 06/30/2032 (Callable 06/30/2030)	25,000,000	26,917,927
5.00%, 08/01/2035 (Callable 08/01/2026)	1,715,000	1,717,309
5.00%, 05/15/2036 (Callable 11/15/2028)	1,000,000	1,036,861
5.00%, 08/15/2040 (Callable 08/15/2031)	320,000	336,869
4.05%, 07/20/2041	7,979,572	7,906,380
5.00%, 08/15/2041 (Callable 08/15/2031)	335,000	350,028
5.00%, 08/15/2042 (Callable 08/15/2031)	230,000	239,499
5.00%, 08/15/2043 (Callable 08/15/2031)	370,000	385,280
5.25%, 08/15/2053 (Callable 08/15/2031)	900,000	927,980
California Public Finance Authority
5.88%, 06/01/2039 (Callable 06/01/2031)(b)	2,685,000	2,685,198
6.50%, 06/01/2054 (Callable 06/01/2031)(b)	4,955,000	4,780,510
5.10%, 04/01/2066 (Callable 04/01/2031)(b)	4,400,000	4,446,463
California State Public Works Board, 3.00%, 10/01/2035 (Callable 10/01/2026)	510,000	484,930
California Statewide Communities Development Authority
5.00%, 11/15/2033 (Callable 11/15/2029)	360,000	382,277
5.00%, 04/01/2037 (Callable 04/01/2030)	350,000	372,663
5.00%, 04/01/2038 (Callable 04/01/2030)	400,000	424,784
4.25%, 09/01/2067 (Callable 09/01/2034)(a)	3,065,000	3,122,070
Central Valley Energy Authority, 5.00%, 08/01/2034 (Callable 05/01/2034)	10,000,000	10,717,351
City of Big Bear Lake Department of Water & Power, 3.05%, 02/01/2029 (Callable 08/01/2027)(b)	6,250,000	6,221,209
City of Los Angeles Department of Airports
5.00%, 05/15/2034 (Callable 05/15/2029)(c)	4,230,000	4,438,591
5.50%, 05/15/2036 (Callable 11/15/2031)(c)	860,000	953,821
5.00%, 05/15/2037 (Callable 11/15/2027)(c)	4,925,000	5,034,038

	Par	Value
5.00%, 05/15/2038 (Callable 05/15/2029)(c)	$3,000,000	$3,112,726
5.00%, 05/15/2044 (Callable 11/15/2027)(c)	4,930,000	4,995,094
City of Oakland CA, 5.25%, 07/15/2048 (Callable 07/15/2033)	1,015,000	1,090,240
City of Palo Alto CA, 5.00%, 11/01/2036 (Callable 11/01/2028)	1,295,000	1,361,499
City of San Jose CA, 4.05%, 09/01/2035	1,060,000	1,087,388
City of San Mateo CA, 5.25%, 09/01/2040 (Callable 09/01/2032)	1,250,000	1,381,320
College of the Sequoias Tulare Area Improvement District No 3, 0.00%, 08/01/2042 (Callable 08/01/2037)(e)	990,000	908,677
Compton Community College District, 0.00%, 08/01/2034(e)	450,000	350,010
Compton Community Redevelopment Agency Successor Agency, 5.00%, 08/01/2037 (Callable 08/01/2032)	1,300,000	1,429,577
County of Santa Barbara CA
5.25%, 12/01/2033 (Callable 12/01/2028)(c)	4,550,000	4,744,870
5.00%, 12/01/2037 (Callable 12/01/2028)(c)	3,000,000	3,095,308
Denair Unified School District, 6.50%, 08/01/2031	130,000	146,918
Dublin Unified School District, 3.50%, 08/01/2033 (Callable 08/01/2026)	50,000	50,004
Escondido Union High School District, 0.00%, 08/01/2035(e)	500,000	376,157
Eureka City Schools, 3.50%, 08/01/2032 (Callable 08/01/2026)	100,000	100,029
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	6,828,284	6,291,529
2.25%, 09/25/2037	7,615,969	6,363,612
3.16%, 12/25/2038(a)	3,444,958	3,174,835
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2026)(a)	6,725,000	6,721,067
Gravenstein Union Elementary School District, 3.50%, 08/01/2031 (Callable 08/01/2026)	100,000	100,052
Grossmont Union High School District, 3.00%, 08/01/2033 (Callable 08/01/2026)	1,750,000	1,740,031
Hayward Unified School District, 0.00%, 08/01/2034(e)	500,000	387,356

The accompanying notes are an integral part of these financial statements.

265

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Indio Finance Authority, 5.25%, 11/01/2042 (Callable 11/01/2032)	$1,000,000	$1,102,704
Inglewood Unified School District
5.00%, 08/01/2026	3,000,000	3,005,459
5.00%, 08/01/2031	1,000,000	1,103,928
5.00%, 08/01/2033	1,250,000	1,415,860
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	275,000	276,474
Lake Elsinore Facilities Financing Authority Successor Agency, 5.25%, 04/01/2047 (Callable 04/01/2032)	2,165,000	2,290,389
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	50,000	52,820
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 07/22/2026)(a)	1,100,000	1,100,494
Los Angeles Department of Water & Power
5.00%, 07/01/2026	600,000	600,000
5.00%, 07/01/2033 (Callable 01/01/2027)	870,000	878,387
5.00%, 07/01/2033 (Callable 07/01/2031)	3,095,000	3,365,044
5.00%, 07/01/2034 (Callable 01/01/2027)	1,640,000	1,655,197
5.00%, 07/01/2036 (Callable 07/01/2027)	1,780,000	1,809,537
5.00%, 07/01/2037 (Callable 07/01/2028)	1,995,000	2,055,628
5.00%, 07/01/2038 (Callable 01/01/2028)	1,465,000	1,497,084
5.00%, 07/01/2038 (Callable 01/01/2035)	1,000,000	1,108,784
5.00%, 07/01/2039 (Callable 01/01/2027)	350,000	352,392
5.00%, 07/01/2042 (Callable 01/01/2027)	4,595,000	4,620,312
5.00%, 07/01/2042 (Callable 01/01/2035)	500,000	545,250
5.00%, 07/01/2043 (Callable 01/01/2035)	1,000,000	1,086,703
5.00%, 07/01/2044 (Callable 07/01/2029)	10,545,000	10,852,954
5.25%, 07/01/2045 (Callable 01/01/2035)	1,000,000	1,091,860
5.00%, 07/01/2049 (Callable 07/01/2029)	800,000	814,425
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2037 (Callable 07/01/2030)	980,000	1,035,736

	Par	Value
5.00%, 07/01/2037 (Callable 01/01/2031)	$1,875,000	$1,993,966
5.00%, 07/01/2038 (Callable 01/01/2027)	2,105,000	2,121,050
Los Angeles Unified School District/CA
5.25%, 07/01/2042 (Callable 01/01/2028)	6,500,000	6,706,486
5.25%, 07/01/2042 (Callable 01/01/2028)	5,000,000	5,155,121
Mayers Memorial Hospital District
0.00%, 08/01/2027(e)	260,000	248,439
0.00%, 08/01/2028(e)	290,000	265,715
Moorpark Unified School District, 0.00%, 08/01/2036 (Callable 08/01/2032)(e)	175,000	192,516
Morongo Unified School District, 5.50%, 08/01/2041 (Callable 08/01/2030)	1,140,000	1,234,037
Mountain Empire Unified School District, 6.25%, 08/01/2048 (Callable 08/01/2032)	500,000	549,895
Mt San Antonio Community College District, 0.00%, 08/01/2043 (Callable 08/01/2035)(e)	2,200,000	2,307,417
Norman Y Mineta San Jose International Airport SJC, 5.00%, 03/01/2035 (Callable 03/01/2027)(c)	3,500,000	3,539,276
Palmdale Elementary School District, 0.00%, 08/01/2028(e)	585,000	551,743
Palomar Community College District, 6.20%, 08/01/2039 (Callable 08/01/2035)	1,080,000	1,353,450
Paradise Unified School District
5.00%, 05/01/2037 (Callable 05/01/2030)	1,000,000	1,035,512
5.25%, 05/01/2044 (Callable 05/01/2029)	1,250,000	1,275,320
Parlier Unified School District, 3.50%, 08/01/2031 (Callable 08/01/2026)	75,000	74,564
Plumas Lake Elementary School District
5.00%, 06/01/2038 (Callable 06/01/2029)	500,000	524,728
5.00%, 06/01/2041 (Callable 06/01/2029)	750,000	781,142
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)	1,720,000	2,137,924
River Islands Public Financing Authority
4.00%, 09/01/2038 (Callable 09/01/2030)	200,000	204,666
4.25%, 09/01/2042 (Callable 09/01/2029)	1,000,000	1,017,509

The accompanying notes are an integral part of these financial statements.

266

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
5.00%, 09/01/2042 (Callable 09/01/2029)	$3,250,000	$3,487,223
4.25%, 09/01/2043 (Callable 09/01/2030)	1,500,000	1,537,702
4.25%, 09/01/2043 (Callable 09/01/2030)	660,000	671,658
4.50%, 09/01/2047 (Callable 09/01/2029)	1,250,000	1,254,889
4.50%, 09/01/2048 (Callable 09/01/2030)	850,000	853,236
Rocklin Unified School District, 0.00%, 08/01/2026(e)	5,365,000	5,353,601
Sacramento City Unified School District/CA
5.00%, 08/01/2037 (Callable 08/01/2035)	830,000	908,935
5.00%, 08/01/2037 (Callable 08/01/2035)	795,000	870,606
5.00%, 08/01/2039 (Callable 08/01/2035)	2,425,000	2,627,870
5.00%, 08/01/2040 (Callable 08/01/2034)	1,115,000	1,194,107
5.00%, 08/01/2040 (Callable 08/01/2035)	385,000	415,132
5.00%, 08/01/2041 (Callable 08/01/2035)	480,000	515,868
5.50%, 08/01/2047 (Callable 08/01/2030)	3,055,000	3,169,555
San Bernardino County Housing Authority, 4.13%, 07/01/2036 (Callable 07/01/2033)	3,000,000	3,025,898
San Francisco City & County Airport Comm-San Francisco International Airport, 5.00%, 05/01/2038 (Callable 05/01/2030)(c)	5,000,000	5,247,128
San Jacinto Unified School District, 3.00%, 09/01/2028	165,000	165,394
San Luis Obispo County Financing Authority, 5.00%, 09/01/2037 (Callable 07/22/2026)	1,000,000	1,000,709
San Marcos Schools Financing Authority, 5.00%, 08/15/2037 (Callable 08/15/2027)	1,400,000	1,429,698
San Mateo Union High School District, 0.00%, 09/01/2041 (Callable 09/01/2036)(e)	6,825,000	7,550,797
Santa Ana Unified School District, 0.00%, 08/01/2033(e)	5,000,000	3,750,328
Santa Barbara Housing Authority/CA
4.00%, 12/01/2038 (Callable 12/01/2035)	2,000,000	2,010,856
4.00%, 12/01/2038 (Callable 12/01/2035)	775,000	774,165

	Par	Value
Santa Monica-Malibu Unified School District, 3.00%, 08/01/2036 (Callable 08/01/2026)	$600,000	$576,509
Santa Paula Union High School District, 0.00%, 08/01/2041 (Callable 08/01/2032)(e)	90,000	92,793
Santa Paula Utility Authority
4.00%, 02/01/2033 (Callable 02/01/2029)	2,000,000	2,037,895
4.00%, 02/01/2034 (Callable 02/01/2029)	600,000	610,098
Sierra Joint Community College District School Facilities District No 1, 0.00%, 08/01/2031(e)	370,000	324,159
Southern California Public Power Authority, 5.00%, 11/01/2033 (Callable 08/01/2033)	8,250,000	8,801,023
Southern Kern Unified School District
3.50%, 11/01/2030 (Callable 07/22/2026)	100,000	100,032
0.00%, 11/01/2034(e)	425,000	330,948
State of California, 3.50%, 12/01/2030 (Callable 08/01/2026)	100,000	100,060
Stockton Unified School District, 0.00%, 08/01/2050 (Callable 08/01/2037)(e)	750,000	889,918
University of California, 5.50%, 05/15/2043 (Callable 05/15/2036)	1,750,000	2,053,213
Wasco Union Elementary School District, 3.50%, 08/01/2034 (Callable 08/01/2026)	100,000	100,063
Washington Township Health Care District
4.13%, 08/01/2041 (Callable 08/01/2033)	250,000	252,242
4.13%, 08/01/2042 (Callable 08/01/2033)	300,000	300,771
4.25%, 08/01/2043 (Callable 08/01/2033)	275,000	277,040
4.25%, 08/01/2045 (Callable 08/01/2033)	400,000	398,561
Waterford Unified School District/CA, 4.00%, 08/01/2042 (Callable 08/01/2032)	1,455,000	1,474,308
West Hills Community College District School Facilities Improvement District 2, 5.10%, 08/01/2035 (Callable 08/01/2027)	50,000	51,145
Woodlake Union High School District, 0.00%, 08/01/2033(e)	1,650,000	1,213,505
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2028(e)	560,000	522,324
		372,660,188

The accompanying notes are an integral part of these financial statements.

267

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - 3.4%
Adams & Arapahoe Counties Joint School District 28J Aurora
5.25%, 12/01/2043 (Callable 06/01/2033)	$650,000	$714,566
5.25%, 12/01/2045 (Callable 06/01/2033)	1,350,000	1,466,369
Adams & Weld Counties School District No 27J Brighton/CO
5.50%, 12/01/2042 (Callable 12/01/2036)	300,000	352,363
5.50%, 12/01/2043 (Callable 12/01/2036)	400,000	467,529
5.50%, 12/01/2044 (Callable 12/01/2036)	365,000	423,133
5.50%, 12/01/2045 (Callable 12/01/2036)	350,000	401,872
5.50%, 12/01/2046 (Callable 12/01/2036)	300,000	341,498
5.50%, 12/01/2047 (Callable 12/01/2036)	220,000	248,215
5.50%, 12/01/2048 (Callable 12/01/2036)	370,000	414,222
Adams County School District No 14, 5.50%, 12/01/2043 (Callable 12/01/2034)	3,755,000	4,273,487
Arapahoe County School District No 5 Cherry Creek, 5.00%, 12/15/2039 (Callable 12/15/2030)	935,000	1,009,226
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2037 (Callable 12/01/2028)	4,000,000	4,228,456
5.50%, 12/01/2038 (Callable 12/01/2028)	2,000,000	2,110,503
5.50%, 12/01/2043 (Callable 12/01/2028)	13,370,000	14,011,424
Arkansas River Power Authority
5.00%, 10/01/2026	610,000	612,514
5.00%, 10/01/2043 (Callable 10/01/2028)	9,000,000	9,161,725
Baseline Metropolitan District No 1
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	591,607
5.00%, 12/01/2038 (Callable 12/01/2029)	500,000	536,609
5.00%, 12/01/2039 (Callable 12/01/2029)	500,000	535,453
Berthoud-Heritage Metropolitan District No 1
5.00%, 12/01/2027	150,000	154,079
5.00%, 12/01/2028	150,000	156,795
5.00%, 12/01/2029	150,000	159,107
5.00%, 12/01/2030	155,000	166,499
5.00%, 12/01/2031 (Callable 03/01/2031)	150,000	162,332

	Par	Value
5.00%, 12/01/2032 (Callable 03/01/2031)	$165,000	$179,320
5.00%, 12/01/2036 (Callable 03/01/2031)	175,000	188,696
5.00%, 12/01/2037 (Callable 03/01/2031)	205,000	220,486
5.00%, 12/01/2038 (Callable 03/01/2031)	250,000	268,462
5.00%, 12/01/2039 (Callable 03/01/2031)	150,000	160,111
5.00%, 12/01/2041 (Callable 03/01/2031)	465,000	493,746
5.25%, 12/01/2048 (Callable 03/01/2031)	1,125,000	1,166,750
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2032	475,000	522,045
5.00%, 12/01/2033	270,000	298,196
5.00%, 12/01/2034	340,000	377,942
5.00%, 12/01/2035 (Callable 12/01/2034)	535,000	597,195
5.00%, 12/01/2036 (Callable 12/01/2034)	400,000	443,087
5.00%, 12/01/2037 (Callable 12/01/2034)	500,000	551,693
5.00%, 12/01/2038 (Callable 12/01/2034)	425,000	468,873
Bromley Park Metropolitan District No 2
5.50%, 12/01/2038 (Callable 12/01/2033)	700,000	780,828
5.50%, 12/01/2043 (Callable 12/01/2033)	440,000	484,812
5.38%, 12/01/2053 (Callable 12/01/2033)	1,000,000	1,057,391
Buckhorn Valley Metropolitan District No 2
5.25%, 12/01/2045 (Callable 12/01/2030)	425,000	454,403
5.00%, 12/01/2050 (Callable 12/01/2030)	325,000	335,519
Canyons Metropolitan District No 5
5.00%, 12/01/2033	250,000	279,160
5.00%, 12/01/2034	250,000	280,338
5.00%, 12/01/2035 (Callable 12/01/2034)	300,000	333,520
5.00%, 12/01/2036 (Callable 12/01/2034)	275,000	303,690
5.00%, 12/01/2037 (Callable 12/01/2034)	250,000	274,432
5.00%, 12/01/2038 (Callable 12/01/2034)	350,000	382,294
5.00%, 12/01/2039 (Callable 12/01/2034)	350,000	380,483
5.00%, 12/01/2040 (Callable 12/01/2034)	300,000	324,537
5.00%, 12/01/2041 (Callable 12/01/2034)	680,000	732,502

The accompanying notes are an integral part of these financial statements.

268

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Central Weld County Water District
5.00%, 12/01/2045 (Callable 12/01/2035)	$1,000,000	$1,071,519
5.00%, 12/01/2050 (Callable 12/01/2035)	1,000,000	1,040,688
City & County of Denver CO Airport System Revenue
5.25%, 11/15/2027(c)	1,000,000	1,034,320
5.00%, 12/01/2028(c)	2,000,000	2,096,321
5.00%, 12/01/2033 (Callable 12/01/2028)(c)	2,330,000	2,420,451
5.00%, 12/01/2035 (Callable 12/01/2028)(c)	10,475,000	10,841,000
5.00%, 12/01/2038 (Callable 12/01/2028)(c)	5,500,000	5,660,102
5.25%, 11/15/2039 (Callable 11/15/2032)	1,295,000	1,439,499
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2030 (Callable 08/01/2026)(e)	500,000	427,493
0.00%, 08/01/2032 (Callable 08/01/2026)(e)	365,000	286,737
City of Colorado Springs CO Utilities System Revenue, 5.00%, 11/15/2042 (Callable 11/15/2027)	2,770,000	2,824,032
City of Commerce City CO
5.00%, 12/15/2029 (Callable 12/15/2027)	310,000	319,652
5.00%, 12/15/2030 (Callable 12/15/2027)	500,000	514,412
City of Fort Morgan CO Wastewater Revenue
5.00%, 12/01/2042 (Callable 12/01/2036)	500,000	547,400
5.00%, 12/01/2043 (Callable 12/01/2036)	400,000	434,800
5.00%, 12/01/2045 (Callable 12/01/2036)	300,000	320,918
5.00%, 12/01/2046 (Callable 12/01/2036)	200,000	212,139
City of Thornton CO, 3.00%, 12/01/2037 (Callable 12/01/2029)	1,825,000	1,676,256
Colorado Educational & Cultural Facilities Authority
3.75%, 07/01/2026(b)	500,000	500,000
4.00%, 05/01/2029 (Callable 05/01/2028)	260,000	262,499
5.00%, 05/15/2029 (Callable 08/01/2026)	3,685,000	3,689,065
5.00%, 08/15/2030 (Callable 08/01/2026)	945,000	946,078

	Par	Value
2.00%, 09/01/2030 (Callable 09/01/2028)	$175,000	$165,819
4.00%, 07/01/2032	45,000	46,190
5.00%, 08/15/2034 (Callable 08/01/2026)	985,000	987,467
4.00%, 03/01/2035 (Callable 03/01/2027)	450,000	450,604
4.00%, 03/01/2037 (Callable 03/01/2027)	700,000	700,396
Colorado Health Facilities Authority
5.00%, 08/01/2028	5,575,000	5,809,666
2.63%, 05/15/2029 (Callable 08/01/2026)	2,535,000	2,495,462
5.00%, 09/01/2032	4,750,000	5,199,736
5.00%, 11/01/2032 (Callable 11/01/2029)	3,000,000	3,175,705
5.25%, 11/01/2035 (Callable 11/01/2032)	1,100,000	1,212,158
5.00%, 08/01/2036 (Callable 08/01/2029)	150,000	156,294
5.25%, 11/01/2036 (Callable 11/01/2032)	1,160,000	1,269,308
4.00%, 10/01/2037 (Callable 10/01/2030)	820,000	808,041
5.00%, 08/01/2039 (Callable 08/01/2029)	1,000,000	1,034,049
4.00%, 12/01/2042 (Callable 08/01/2026)	375,000	361,843
5.00%, 08/01/2044 (Callable 08/01/2029)	4,265,000	4,365,018
5.00%, 11/15/2060 (Callable 11/15/2029)(a)	2,000,000	2,156,986
3.22% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 07/22/2026)	3,000,000	2,999,826
5.00%, 05/15/2062 (Callable 07/22/2026)(a)	4,175,000	4,186,270
Colorado Housing and Finance Authority
3.80%, 04/01/2035	2,815,121	2,789,473
3.50%, 11/01/2043 (Callable 08/01/2026)(a)	1,000,000	1,000,536
3.00%, 05/01/2048 (Callable 08/01/2028)(a)	2,500,000	2,496,920
4.00%, 05/01/2048 (Callable 11/01/2026)	35,000	35,071
4.25%, 11/01/2049 (Callable 11/01/2028)	580,000	585,756
5.25%, 11/01/2052 (Callable 11/01/2031)	2,325,000	2,411,777
6.00%, 11/01/2052 (Callable 11/01/2031)	130,000	138,096
5.75%, 11/01/2054 (Callable 05/01/2033)	5,775,000	6,326,063
6.25%, 05/01/2055 (Callable 05/01/2033)	8,490,000	9,486,784

The accompanying notes are an integral part of these financial statements.

269

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
6.50%, 05/01/2055 (Callable 05/01/2033)	$1,715,000	$1,930,727
Colorado International Center Metropolitan District No 3, 5.25%, 12/01/2046 (Callable 12/01/2030)	600,000	635,280
Colorado Springs School District No 11 Facilities Corp.
5.00%, 12/15/2041 (Callable 12/15/2033)	500,000	544,984
5.00%, 12/15/2044 (Callable 12/15/2033)	650,000	699,431
5.25%, 12/15/2048 (Callable 12/15/2033)	2,750,000	2,929,466
Colorado Water Resources & Power Development Authority
5.50%, 09/01/2043 (Callable 09/01/2033)	900,000	1,005,614
5.00%, 09/01/2048 (Callable 09/01/2033)	300,000	315,122
Copperleaf Metropolitan District No 4, 5.00%, 12/01/2040 (Callable 03/01/2030)	820,000	871,777
Crystal Valley Metropolitan District No 2
4.00%, 12/01/2037 (Callable 12/01/2030)	800,000	808,805
4.00%, 12/01/2038 (Callable 12/01/2030)	1,000,000	1,007,509
4.00%, 12/01/2039 (Callable 12/01/2030)	1,785,000	1,793,030
Denver City & County Housing Authority, 5.00%, 06/01/2029 (Callable 12/01/2028)	1,750,000	1,820,653
Denver City & County School District No 1, 5.50%, 12/01/2047 (Callable 12/01/2034)	3,000,000	3,342,545
Denver Convention Center Hotel Authority, 5.00%, 12/01/2030 (Callable 12/01/2026)	1,050,000	1,056,893
Denver Health & Hospital Authority
5.00%, 12/01/2027	340,000	348,516
4.25%, 12/01/2033 (Callable 08/01/2026)	275,000	275,041
5.25%, 12/01/2045 (Callable 08/01/2026)	485,000	485,223
E-470 Public Highway Authority, 0.00%, 09/01/2029(e)	2,550,000	2,340,252
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2031 (Callable 12/01/2030)	390,000	426,288
5.00%, 12/01/2034 (Callable 12/01/2030)	450,000	492,172

	Par	Value
5.00%, 12/01/2035 (Callable 12/01/2030)	$250,000	$272,626
5.00%, 12/01/2036 (Callable 12/01/2030)	200,000	217,404
Grand River Hospital District
5.25%, 12/01/2030 (Callable 12/01/2028)	350,000	366,793
5.25%, 12/01/2031 (Callable 12/01/2028)	1,190,000	1,245,160
5.25%, 12/01/2035 (Callable 12/01/2028)	845,000	876,576
5.25%, 12/01/2037 (Callable 12/01/2028)	2,555,000	2,639,631
6.00%, 12/01/2038 (Callable 12/01/2035)	1,100,000	1,311,282
6.00%, 12/01/2039 (Callable 12/01/2035)	1,535,000	1,816,529
6.00%, 12/01/2040 (Callable 12/01/2035)	1,000,000	1,178,977
6.00%, 12/01/2041 (Callable 12/01/2035)	2,105,000	2,475,538
6.00%, 12/01/2042 (Callable 12/01/2035)	2,500,000	2,930,172
Hunters Overlook Metropolitan District No 5
5.00%, 12/01/2026	315,000	317,459
5.00%, 12/01/2027	175,000	180,004
5.00%, 12/01/2028	380,000	397,839
5.00%, 12/01/2029	400,000	425,206
5.00%, 12/01/2030	455,000	490,486
5.00%, 12/01/2031	480,000	523,623
5.00%, 12/01/2032	540,000	595,125
5.00%, 12/01/2033	565,000	627,916
5.00%, 12/01/2034	630,000	704,696
Midtown Clear Creek Metropolitan District, 5.50%, 12/01/2043 (Callable 12/01/2033)	605,000	666,068
Park Creek Metropolitan District
5.00%, 12/01/2036 (Callable 12/01/2032)	225,000	246,130
5.00%, 12/01/2037 (Callable 12/01/2032)	275,000	299,393
5.00%, 12/01/2038 (Callable 12/01/2032)	300,000	325,571
5.00%, 12/01/2040 (Callable 12/01/2032)	1,000,000	1,076,089
Raindance Metropolitan District No 2, 5.00%, 12/01/2039 (Callable 12/01/2029)	1,125,000	1,207,261
Ravenna Metropolitan District
5.00%, 12/01/2038 (Callable 12/01/2033)	725,000	781,982
5.00%, 12/01/2043 (Callable 12/01/2033)	1,650,000	1,756,621

The accompanying notes are an integral part of these financial statements.

270

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Regional Transportation District
5.00%, 01/15/2028	$1,500,000	$1,538,448
5.00%, 01/15/2031	1,715,000	1,832,812
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2033 (Callable 11/01/2027)	500,000	514,828
Rio Blanco County School District No Re-1 Meeker, 5.50%, 12/01/2037 (Callable 12/01/2028)	250,000	262,305
State of Colorado
5.00%, 03/15/2037 (Callable 03/15/2027)	2,000,000	2,023,706
4.00%, 12/15/2037 (Callable 12/15/2028)	705,000	711,023
6.00%, 12/15/2038 (Callable 12/15/2032)	1,910,000	2,219,580
5.25%, 03/15/2042 (Callable 03/15/2027)	9,535,000	9,629,147
Stetson Ridge Metropolitan District No 3, 2.00%, 12/01/2030	525,000	491,752
Town of Vail CO
5.00%, 12/01/2045 (Callable 06/01/2035)	1,200,000	1,283,982
5.50%, 12/01/2064 (Callable 06/01/2035)	2,500,000	2,695,887
Trails at Crowfoot Metropolitan District No 3, 5.00%, 12/01/2039 (Callable 06/01/2034)	1,100,000	1,191,698
Vauxmont Metropolitan District
5.00%, 12/15/2028 (Callable 07/22/2026)	125,000	127,643
5.00%, 12/15/2029 (Callable 07/22/2026)	125,000	127,637
5.00%, 12/15/2030 (Callable 07/22/2026)	125,000	127,634
5.00%, 12/15/2031 (Callable 07/22/2026)	135,000	137,839
3.25%, 12/15/2050 (Callable 07/22/2026)	2,724,000	2,394,759
Vista Ridge Metropolitan District, 5.00%, 12/01/2026	460,000	464,071
Weld County School District No 6 Greeley
5.00%, 12/01/2044 (Callable 12/01/2029)	500,000	522,271
5.25%, 12/01/2050 (Callable 12/01/2030)	2,000,000	2,068,979
		235,904,275
Connecticut - 0.5%
City of West Haven CT
5.00%, 02/15/2028	350,000	362,499
5.00%, 02/15/2030	450,000	482,484

	Par	Value
5.00%, 02/15/2032	$350,000	$385,438
5.00%, 02/15/2034	400,000	449,385
5.00%, 02/15/2036 (Callable 02/15/2034)	200,000	222,780
5.00%, 02/15/2040 (Callable 02/15/2034)	100,000	109,015
4.00%, 02/15/2044 (Callable 02/15/2034)	250,000	245,811
Connecticut Housing Finance Authority
5.00%, 11/15/2028	225,000	236,809
5.00%, 05/15/2029	230,000	243,961
5.00%, 11/15/2029	125,000	133,731
5.00%, 11/15/2030	160,000	172,976
4.00%, 11/15/2047 (Callable 11/15/2026)	10,000	10,012
4.00%, 05/15/2049 (Callable 11/15/2028)	1,845,000	1,870,760
3.50%, 11/15/2051 (Callable 05/15/2031)	2,330,000	2,323,425
Connecticut State Health & Educational Facilities Authority, 2.95%, 07/01/2049(a)	4,300,000	4,318,666
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2029(c)	250,000	262,223
5.00%, 11/15/2029(c)	170,000	178,312
5.00%, 11/15/2030(c)	250,000	264,419
5.00%, 11/15/2030(c)	165,000	174,516
5.00%, 11/15/2031(c)	235,000	250,139
5.00%, 11/15/2032(c)	360,000	385,032
5.00%, 11/15/2033(c)	400,000	429,773
5.00%, 11/15/2034(c)	520,000	559,122
5.00%, 11/15/2035(c)	215,000	231,568
5.00%, 11/15/2035(c)	125,000	134,632
5.00%, 11/15/2036(c)	250,000	269,165
4.25%, 11/15/2043 (Callable 11/15/2036)(c)	2,825,000	2,830,829
4.25%, 11/15/2043 (Callable 11/15/2036)(c)	1,215,000	1,217,507
Stamford Housing Authority, 4.75%, 10/01/2032	4,000,000	4,153,638
State of Connecticut Clean Water Fund - State Revolving Fund, 5.00%, 05/01/2036 (Callable 05/01/2027)	840,000	853,895
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2036 (Callable 10/01/2028)	4,000,000	4,165,763
Town of Hamden CT, 5.00%, 08/15/2032	1,000,000	1,112,874
Waterbury Housing Authority, 4.50%, 02/01/2042 (Callable 03/01/2035)	2,485,000	2,492,003
		31,533,162

The accompanying notes are an integral part of these financial statements.

271

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Delaware - 0.1%
Delaware State Housing Authority
5.50%, 01/01/2056 (Callable 01/01/2034)	$2,500,000	$2,703,517
6.00%, 01/01/2056 (Callable 01/01/2034)	4,995,000	5,476,701
		8,180,218
District of Columbia - 1.0%
District of Columbia
5.00%, 07/01/2037 (Callable 01/01/2028)	5,000,000	5,065,908
5.00%, 07/01/2037 (Callable 01/01/2028)	4,010,000	4,062,858
5.00%, 06/01/2042 (Callable 06/01/2027)	6,860,000	6,958,047
District of Columbia Housing Finance Agency
5.00%, 03/01/2028	2,000,000	2,064,770
2.95%, 09/01/2028	4,500,000	4,495,147
3.15%, 02/01/2030 (Callable 08/01/2028)(a)	3,450,000	3,463,525
3.60%, 03/01/2046(a)	2,890,000	2,919,764
District of Columbia Water & Sewer Authority, 3.00%, 10/01/2057 (Callable 07/01/2027)(a)	7,600,000	7,594,156
Metropolitan Washington Airports Authority
6.50%, 10/01/2044 (Callable 10/01/2028)	4,455,000	4,720,518
6.50%, 10/01/2044 (Callable 10/01/2028)	3,205,000	3,389,739
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2031 (Callable 10/01/2026)(c)	8,665,000	8,701,971
5.00%, 10/01/2032(c)	1,425,000	1,568,029
5.00%, 10/01/2033 (Callable 10/01/2029)(c)	1,755,000	1,847,726
5.00%, 10/01/2034 (Callable 10/01/2027)(c)	2,270,000	2,315,181
5.25%, 10/01/2043 (Callable 10/01/2032)(c)	2,435,000	2,604,898
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2029(e)	110,000	99,398
5.00%, 10/01/2033 (Callable 10/01/2028)	730,000	762,437
0.00%, 10/01/2037(e)	1,800,000	1,164,148
5.00%, 10/01/2038 (Callable 10/01/2028)	330,000	341,619
Washington Metropolitan Area Transit Authority, 5.00%, 07/01/2037 (Callable 07/01/2027)	965,000	981,216
		65,121,055

	Par	Value
Florida - 3.6%
Alachua County Health Facilities Authority, 5.00%, 12/01/2027 (Callable 08/01/2026)	$815,000	$816,306
Brevard County Health Facilities Authority, 5.00%, 07/01/2031 (Callable 01/01/2031)	11,600,000	12,585,598
Capital Trust Agency, Inc.
4.00%, 06/01/2041 (Callable 06/01/2028)	330,000	307,394
4.00%, 06/01/2056 (Callable 06/01/2028)	485,000	398,022
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2032)	610,000	636,529
Central Florida Expressway Authority
4.00%, 07/01/2031 (Callable 07/22/2026)	1,610,000	1,606,747
5.00%, 07/01/2037 (Callable 07/01/2029)	1,625,000	1,711,030
5.00%, 07/01/2043 (Callable 07/01/2028)	440,000	454,025
Central Florida Tourism Oversight District, 4.00%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,003,498
Charlotte County Industrial Development Authority/FL
5.13%, 10/01/2035 (Callable 10/01/2033)(c)	480,000	492,443
5.88%, 10/01/2045 (Callable 10/01/2033)(c)	950,000	1,001,831
City of Cape Coral FL Water & Sewer Revenue
5.60%, 03/01/2048 (Callable 03/01/2033)	4,950,000	5,318,323
5.25%, 10/01/2053 (Callable 10/01/2033)	1,250,000	1,329,925
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	8,515,000	9,320,812
City of Fort Myers FL
5.00%, 12/01/2029 (Callable 08/01/2026)	475,000	475,836
4.00%, 12/01/2037 (Callable 08/01/2026)	1,000,000	1,000,285
4.00%, 12/01/2038 (Callable 08/01/2026)	500,000	500,137
City of Jacksonville FL
4.00%, 11/01/2032 (Callable 11/01/2029)	375,000	380,115
2.71%, 08/01/2036 (Callable 08/03/2026)(a)	5,000,000	5,000,000
4.00%, 11/01/2040 (Callable 08/01/2026)	1,205,000	1,136,977

The accompanying notes are an integral part of these financial statements.

272

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2034 (Callable 11/01/2027)	$775,000	$793,633
5.00%, 11/01/2036 (Callable 11/01/2027)	1,010,000	1,032,261
City of Pensacola FL Airport Revenue
5.25%, 10/01/2042 (Callable 10/01/2035)(c)	1,250,000	1,371,065
5.25%, 10/01/2043 (Callable 10/01/2035)(c)	1,025,000	1,119,294
5.25%, 10/01/2044 (Callable 10/01/2035)(c)	1,400,000	1,517,429
City of Port St Lucie FL, 3.00%, 07/01/2037 (Callable 08/01/2026)	1,415,000	1,278,545
City of Tallahassee FL
5.00%, 12/01/2029 (Callable 08/01/2026)	610,000	610,678
5.00%, 12/01/2040 (Callable 08/01/2026)	1,260,000	1,260,516
City of Tampa FL
5.25%, 05/01/2042 (Callable 05/01/2031)	550,000	590,495
5.25%, 05/01/2043 (Callable 05/01/2028)	7,555,000	7,798,644
5.25%, 05/01/2046 (Callable 05/01/2028)	4,100,000	4,197,814
Collier County Educational Facilities Authority
5.00%, 06/01/2028	1,775,000	1,810,594
5.00%, 06/01/2029	1,065,000	1,094,422
Collier County Industrial Development Authority
5.00%, 10/01/2039 (Callable 04/01/2034)	705,000	762,015
5.00%, 10/01/2040 (Callable 04/01/2034)	1,380,000	1,491,666
5.00%, 10/01/2041 (Callable 04/01/2034)	1,000,000	1,072,130
5.00%, 10/01/2042 (Callable 04/01/2034)	750,000	800,700
5.00%, 10/01/2043 (Callable 04/01/2034)	1,080,000	1,148,560
5.00%, 10/01/2044 (Callable 04/01/2034)	1,150,000	1,215,080
5.00%, 10/01/2045 (Callable 04/01/2034)	1,000,000	1,051,289
5.00%, 10/01/2046 (Callable 04/01/2034)	1,000,000	1,043,436
5.00%, 10/01/2054 (Callable 10/01/2030)(a)	1,250,000	1,336,609
Columbia County School Board, 5.00%, 07/01/2039 (Callable 07/01/2034)	1,350,000	1,501,132

	Par	Value
County of Broward FL Airport System Revenue
5.00%, 10/01/2031 (Callable 08/01/2026)(c)	$3,000,000	$3,006,177
5.00%, 10/01/2035 (Callable 10/01/2027)(c)	2,525,000	2,569,420
County of Broward FL Port Facilities Revenue, 5.00%, 09/01/2037 (Callable 09/01/2032)(c)	685,000	729,413
County of Charlotte FL, 5.00%, 10/01/2028 (Callable 08/01/2026)	1,420,000	1,422,360
County of Escambia FL Sales Tax Revenue, 5.00%, 10/01/2046 (Callable 10/01/2027)	2,000,000	2,020,969
County of Lee FL Airport Revenue
5.00%, 10/01/2026(c)	5,395,000	5,420,529
5.25%, 10/01/2044 (Callable 10/01/2036)(c)	3,375,000	3,688,656
5.00%, 10/01/2056 (Callable 07/01/2031)(a)(c)	3,000,000	3,219,451
County of Miami-Dade FL
6.88%, 10/01/2034 (Callable 10/01/2029)	725,000	810,415
7.00%, 10/01/2039 (Callable 10/01/2029)	995,000	1,108,571
5.00%, 07/01/2041 (Callable 07/01/2029)	1,475,000	1,537,346
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2031 (Callable 08/10/2026)(c)	1,365,000	1,367,995
5.00%, 10/01/2040 (Callable 10/01/2027)(c)	2,000,000	2,027,087
5.00%, 10/01/2041 (Callable 10/01/2026)	2,585,000	2,599,217
County of Miami-Dade FL Water & Sewer System Revenue, 5.00%, 10/01/2044 (Callable 10/01/2029)	1,025,000	1,063,089
County of Orange FL Water Utility System Revenue, 5.00%, 10/01/2039 (Callable 10/01/2030)	7,565,000	8,065,359
County of Sarasota FL Utility System Revenue
5.00%, 10/01/2040 (Callable 04/01/2029)	2,500,000	2,602,261
5.25%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,073,198
County of Seminole FL, 5.00%, 10/01/2052 (Callable 10/01/2032)	2,500,000	2,631,012
Escambia County Health Facilities Authority, 5.00%, 08/15/2035 (Callable 02/15/2030)	820,000	850,348

The accompanying notes are an integral part of these financial statements.

273

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
Florida Atlantic University Finance Corp., 5.00%, 07/01/2036 (Callable 07/01/2029)	$200,000	$209,051
Florida Development Finance Corp.
5.00%, 04/01/2029	250,000	263,418
5.00%, 06/15/2034 (Callable 06/15/2027)	800,000	808,425
5.25%, 06/15/2034 (Callable 06/15/2032)(b)	1,385,000	1,460,099
5.00%, 08/01/2037 (Callable 02/01/2032)	2,025,000	2,180,449
5.00%, 06/15/2040 (Callable 06/15/2027)	1,650,000	1,660,467
Florida Higher Educational Facilities Financing Authority
5.00%, 04/01/2029 (Callable 08/01/2026)	950,000	951,274
5.00%, 07/01/2035 (Callable 07/01/2033)(b)	7,600,000	7,710,746
Florida Housing Finance Corp.
3.35%, 10/01/2027(a)	2,270,000	2,272,862
3.10%, 01/01/2029 (Callable 09/01/2027)(a)	2,375,000	2,379,833
3.15%, 12/01/2029 (Callable 06/01/2028)(a)	3,180,000	3,191,210
3.15%, 07/01/2043 (Callable 01/01/2028)(a)	2,350,000	2,356,806
4.20%, 01/01/2045 (Callable 01/01/2028)	595,000	593,125
3.00%, 01/01/2052 (Callable 01/01/2030)	560,000	554,691
5.50%, 01/01/2054 (Callable 01/01/2032)	1,900,000	1,981,452
6.25%, 01/01/2055 (Callable 07/01/2033)	3,385,000	3,681,622
6.25%, 07/01/2056 (Callable 07/01/2033)	3,500,000	3,858,926
Florida Local Government Finance Commission, 4.20%, 11/15/2030 (Callable 11/15/2027)(b)	3,000,000	3,015,982
Florida Municipal Loan Council
3.00%, 10/01/2037 (Callable 10/01/2031)	280,000	256,617
3.00%, 10/01/2038 (Callable 10/01/2031)	595,000	537,140
Florida Municipal Power Agency, 4.00%, 10/01/2030 (Callable 10/01/2027)	845,000	856,151
Greater Orlando Aviation Authority
5.00%, 10/01/2031 (Callable 10/01/2027)(c)	1,200,000	1,227,999
5.00%, 10/01/2035 (Callable 08/01/2026)(c)	2,780,000	2,784,021

	Par	Value
Hillsborough County Housing Finance Authority
3.35%, 06/01/2029(a)	$4,890,000	$4,918,464
4.55%, 02/01/2042	3,975,000	4,036,664
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	4,000,000	4,281,652
Key West Utility Board, 5.00%, 10/01/2035 (Callable 10/01/2028)	90,000	93,931
Lee County Industrial Development Authority/FL, 5.00%, 04/01/2035 (Callable 04/01/2029)	1,195,000	1,246,221
Miami-Dade County Housing Finance Authority
3.15%, 08/01/2029 (Callable 02/01/2028)(a)	2,000,000	2,006,476
4.95%, 11/01/2041	2,000,000	2,111,004
5.00%, 09/01/2043 (Callable 09/01/2040)	505,000	524,192
Northern Palm Beach County Improvement District
5.00%, 08/01/2026	620,000	620,898
5.00%, 08/01/2030	755,000	805,838
5.00%, 08/01/2031	790,000	852,731
5.00%, 08/01/2032	825,000	899,106
5.00%, 08/01/2033	585,000	642,657
5.00%, 08/01/2034	460,000	508,678
Orange County Housing Finance Authority, 3.00%, 09/01/2050 (Callable 09/01/2029)	720,000	713,591
Orlando Utilities Commission
5.00%, 10/01/2035 (Callable 10/01/2027)	705,000	722,522
1.25%, 10/01/2046 (Callable 04/01/2028)(a)	1,310,000	1,237,260
Osceola County Housing Finance Authority, 3.40%, 04/01/2028(a)	2,500,000	2,508,323
Palm Beach County Health Facilities Authority
5.00%, 11/01/2032	200,000	216,320
4.00%, 05/15/2035 (Callable 07/22/2026)	250,000	249,938
Palm Beach County Housing Finance Authority, 2.90%, 02/01/2030 (Callable 08/01/2028)(a)	1,550,000	1,548,498
Pinellas County Housing Finance Authority
4.70%, 10/01/2043 (Callable 10/01/2040)	6,045,000	6,255,076
6.00%, 03/01/2054 (Callable 03/01/2032)	1,960,000	2,061,265
Polk County Industrial Development Authority/FL, 5.33%, 06/15/2040 (Callable 06/15/2034)(b)	1,640,000	1,662,392

The accompanying notes are an integral part of these financial statements.

274

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
Putnam County Development Authority/FL
5.00%, 03/15/2042 (Callable 05/01/2028)	$2,510,000	$2,551,780
5.00%, 03/15/2042 (Callable 05/01/2028)	1,665,000	1,692,715
Santa Rosa County School Board, 5.00%, 02/01/2038 (Callable 08/01/2029)	1,030,000	1,076,542
Sarasota County Public Hospital District, 5.50%, 07/01/2028	3,730,000	3,838,238
School District of Broward County/FL, 5.00%, 07/01/2036 (Callable 07/01/2032)	3,000,000	3,270,199
Seminole County Industrial Development Authority
4.00%, 06/15/2028(b)	245,000	243,854
4.00%, 06/15/2029(b)	260,000	258,216
4.00%, 06/15/2030(b)	535,000	529,873
4.00%, 06/15/2036 (Callable 06/15/2031)(b)	470,000	446,369
4.00%, 06/15/2041 (Callable 06/15/2031)(b)	845,000	752,718
South Broward Hospital District, 4.00%, 05/01/2033 (Callable 08/01/2026)	1,000,000	1,000,080
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2036 (Callable 03/01/2035)	2,500,000	2,783,783
5.00%, 03/01/2037 (Callable 03/01/2035)	2,000,000	2,213,960
5.25%, 03/01/2041 (Callable 03/01/2035)	2,130,000	2,354,111
Tohopekaliga Water Authority, 4.00%, 10/01/2033 (Callable 10/01/2026)	1,500,000	1,501,058
Town of Davie FL, 5.00%, 04/01/2034 (Callable 04/01/2028)	1,105,000	1,136,823
Village Community Development District No 10, 5.00%, 05/01/2035 (Callable 05/01/2033)	1,060,000	1,165,913
Volusia County Educational Facility Authority
5.00%, 06/01/2028	660,000	680,133
4.00%, 10/15/2036 (Callable 10/15/2029)	500,000	504,999
Wildwood Utility Dependent District, 5.25%, 10/01/2038 (Callable 04/01/2033)	1,000,000	1,098,941
		243,803,081

	Par	Value
Georgia - 2.2%
Augusta GA Water & Sewer Revenue
5.00%, 10/01/2035 (Callable 10/01/2034)	$450,000	$501,832
5.00%, 10/01/2037 (Callable 10/01/2034)	375,000	413,107
5.00%, 10/01/2038 (Callable 10/01/2034)	5,000	5,407
Augusta Urban Redevelopment Agency
3.25%, 10/01/2032 (Callable 08/01/2026)	60,000	57,452
3.25%, 10/01/2034 (Callable 08/01/2026)	5,000	4,666
Barrow County School District, 5.00%, 02/01/2038 (Callable 02/01/2035)	2,790,000	3,166,253
Bartow County Development Authority
1.80%, 09/01/2029 (Callable 11/19/2026)(a)	4,810,000	4,513,228
3.95%, 12/01/2032(a)	2,800,000	2,855,075
Bleckley County & Dodge County Joint Development Authority, 5.00%, 07/01/2038 (Callable 07/01/2028)	815,000	837,150
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/01/2036 (Callable 03/01/2027)	1,000,000	1,001,763
City of Atlanta GA, 5.00%, 01/01/2028 (Callable 08/01/2026)	1,000,000	1,001,860
City of Monroe GA Combined Utility Revenue
4.00%, 12/01/2036 (Callable 12/01/2030)	500,000	505,594
4.00%, 12/01/2037 (Callable 12/01/2030)	750,000	756,064
Clayton County Development Authority, 4.00%, 07/01/2031 (Callable 07/01/2027)	495,000	497,248
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2042 (Callable 04/01/2027)	890,000	898,099
College Park Housing Authority, 3.45%, 04/01/2044 (Callable 09/01/2027)(a)	4,300,000	4,329,419
Commerce School District
6.00%, 08/01/2040 (Callable 08/01/2035)	225,000	270,086
6.00%, 08/01/2041 (Callable 08/01/2035)	250,000	298,604
6.00%, 08/01/2042 (Callable 08/01/2035)	400,000	475,512

The accompanying notes are an integral part of these financial statements.

275

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Georgia - (Continued)
DeKalb County Housing Authority
3.20%, 02/01/2030 (Callable 08/01/2028)(a)	$4,500,000	$4,526,686
4.00%, 12/01/2033 (Callable 12/01/2030)	7,500,000	7,596,965
4.00%, 03/01/2034 (Callable 03/01/2031)	3,180,000	3,188,930
4.00%, 12/01/2035 (Callable 12/01/2032)	5,000,000	5,011,064
4.00%, 07/01/2036 (Callable 07/01/2033)	2,300,000	2,286,419
Development Authority for Fulton County
5.00%, 10/01/2029	1,710,000	1,821,315
5.00%, 03/15/2036	1,600,000	1,812,172
5.00%, 10/01/2040 (Callable 04/01/2034)	940,000	1,028,446
5.00%, 03/15/2044 (Callable 03/15/2029)	2,105,000	2,155,179
Development Authority of Bulloch County
5.00%, 07/01/2031 (Callable 07/01/2030)	420,000	451,213
5.00%, 07/01/2032 (Callable 07/01/2030)	445,000	476,953
5.00%, 07/01/2033 (Callable 07/01/2030)	465,000	497,209
4.00%, 07/01/2039 (Callable 07/01/2030)	305,000	305,901
Development Authority Of The City Of Marietta, 5.00%, 11/01/2027(b)	1,315,000	1,318,249
Gainesville & Hall County Development Authority, 1.65%, 11/15/2033 (Callable 08/01/2026)(a)	5,600,000	5,600,000
Gainesville & Hall County Hospital Authority, 5.00%, 02/15/2029 (Callable 02/15/2027)	500,000	506,670
Georgia Housing & Finance Authority
3.60%, 12/01/2033 (Callable 06/01/2027)	225,000	224,996
2.75%, 12/01/2035 (Callable 06/01/2029)	625,000	567,733
2.50%, 06/01/2050 (Callable 06/10/2030)	7,250,000	5,249,314
Georgia Local Government, 4.75%, 06/01/2028	4,895,000	4,996,381
Griffin Housing Authority, 3.13%, 03/01/2029 (Callable 03/01/2028)(a)	1,470,000	1,474,330
Main Street Energy, Inc.
5.00%, 10/01/2033 (Callable 08/15/2033)	7,250,000	7,719,894

	Par	Value
5.00%, 12/01/2033 (Callable 09/01/2033)	$5,000,000	$5,286,010
5.00%, 09/01/2036 (Callable 06/01/2036)	4,000,000	4,206,065
Main Street Natural Gas, Inc.
5.00%, 12/01/2026	875,000	881,278
5.00%, 12/01/2027	1,500,000	1,535,914
5.00%, 05/15/2033 (Callable 05/15/2029)	1,580,000	1,633,046
5.00%, 12/01/2033	10,430,000	10,994,754
5.00%, 05/15/2034 (Callable 05/15/2029)	1,530,000	1,578,255
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	5,495,000	5,565,459
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(b)	6,750,000	6,776,780
5.00%, 12/01/2052 (Callable 03/01/2029)(a)	3,545,000	3,698,726
5.00%, 06/01/2053 (Callable 03/01/2030)(a)	1,260,000	1,325,688
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	4,340,000	4,579,749
5.00%, 04/01/2054 (Callable 01/02/2031)(a)	12,500,000	13,350,793
5.00%, 06/01/2055 (Callable 03/01/2032)(a)	850,000	918,320
Municipal Electric Authority of Georgia
5.25%, 01/01/2038 (Callable 01/01/2034)	2,745,000	3,093,619
5.25%, 01/01/2041 (Callable 01/01/2034)	1,750,000	1,941,690
5.25%, 01/01/2044 (Callable 01/01/2034)	875,000	957,223
Paulding County Hospital Authority/GA, 5.00%, 04/01/2043 (Callable 04/01/2032)	1,000,000	1,052,737
Private Colleges & Universities Authority
4.00%, 06/01/2034 (Callable 06/01/2031)	395,000	403,494
4.00%, 06/01/2035 (Callable 06/01/2031)	500,000	510,400
Satilla Regional Water & Sewer Authority, 4.00%, 06/01/2029 (Callable 08/01/2026)	75,000	75,068
Savannah Georgia Convention Center Authority
5.00%, 06/01/2040 (Callable 06/01/2035)	550,000	603,023
5.25%, 06/01/2040 (Callable 06/01/2035)	500,000	536,413
Treutlen County School District
5.00%, 10/01/2037 (Callable 10/01/2035)	200,000	228,850
5.00%, 10/01/2041 (Callable 10/01/2035)	350,000	391,626

The accompanying notes are an integral part of these financial statements.

276

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Georgia - (Continued)
5.00%, 10/01/2043 (Callable 10/01/2035)	$670,000	$742,652
		154,072,070
Guam - 0.1%
Guam Government Waterworks Authority
5.00%, 07/01/2036 (Callable 07/01/2035)	590,000	650,709
5.00%, 07/01/2037 (Callable 07/01/2035)	820,000	898,071
5.00%, 07/01/2038 (Callable 07/01/2035)	1,010,000	1,100,226
Guam Power Authority, 5.00%, 10/01/2036 (Callable 10/01/2027)	590,000	597,773
		3,246,779
Hawaii - 0.2%
State of Hawaii, 5.00%, 01/01/2036 (Callable 01/01/2029)	4,000,000	4,199,098
State of Hawaii Airports System Revenue
5.00%, 08/01/2027 (Callable 07/22/2026)(c)	1,000,000	1,008,222
5.00%, 07/01/2033 (Callable 07/01/2028)(c)	3,300,000	3,410,137
5.00%, 07/01/2034 (Callable 07/01/2028)(c)	2,000,000	2,061,847
5.00%, 07/01/2038 (Callable 07/01/2028)(c)	1,000,000	1,024,089
		11,703,393
Idaho - 0.3%
County of Nez Perce ID, 5.50%, 03/01/2042 (Callable 03/01/2032)	755,000	829,449
Idaho Housing & Finance Association
4.00%, 05/01/2031	200,000	203,671
4.00%, 05/01/2035 (Callable 05/01/2032)	425,000	427,841
5.25%, 05/01/2038 (Callable 05/01/2031)	700,000	735,668
5.50%, 05/01/2043 (Callable 05/01/2031)	400,000	417,936
6.00%, 07/01/2054 (Callable 01/01/2033)	4,150,000	4,541,040
6.00%, 01/01/2057 (Callable 01/01/2034)	3,715,000	4,160,961
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)	11,700,000	11,817,401
		23,133,967

	Par	Value
Illinois - 9.1%
Adams & Hancock Counties Community Unit School District No 4/IL
4.00%, 12/01/2027 (Callable 08/01/2026)	$290,000	$290,266
4.00%, 12/01/2029 (Callable 08/01/2026)	310,000	310,221
4.00%, 12/01/2032 (Callable 08/01/2026)	350,000	350,179
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)	3,600,000	3,757,843
Champaign County Community Unit School District No 7 Tolono
5.00%, 12/01/2032	205,000	221,935
5.00%, 12/01/2033	610,000	665,048
Channahon Park District
4.00%, 12/15/2031 (Callable 12/15/2029)	460,000	472,159
4.00%, 12/15/2034 (Callable 12/15/2029)	510,000	519,761
4.00%, 12/15/2036 (Callable 12/15/2029)	950,000	959,349
4.00%, 12/15/2038 (Callable 12/15/2029)	595,000	598,009
Chicago Board of Education
0.00%, 12/01/2027(e)	680,000	650,613
0.00%, 12/01/2029(e)	250,000	221,009
5.00%, 12/01/2029 (Callable 12/01/2028)	1,000,000	1,041,101
0.00%, 12/01/2031(e)	1,025,000	848,576
5.00%, 12/01/2031 (Callable 12/01/2028)	1,250,000	1,296,928
6.50%, 12/01/2046 (Callable 12/01/2026)	1,000,000	1,004,824
Chicago Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2033	1,000,000	1,098,427
5.25%, 04/01/2035 (Callable 04/01/2033)	1,500,000	1,633,798
Chicago Midway International Airport, 5.00%, 01/01/2038 (Callable 01/01/2034)(c)	2,945,000	3,147,600
Chicago O’Hare International Airport
5.00%, 01/01/2029(c)	660,000	693,551
5.00%, 01/01/2036 (Callable 01/01/2029)(c)	4,000,000	4,141,856
5.00%, 01/01/2036 (Callable 01/01/2032)(c)	335,000	358,974
5.00%, 01/01/2037 (Callable 01/01/2027)(c)	1,540,000	1,551,372
5.00%, 01/01/2038 (Callable 01/01/2029)(c)	2,250,000	2,320,216

The accompanying notes are an integral part of these financial statements.

277

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 01/01/2039 (Callable 01/01/2029)(c)	$2,140,000	$2,200,510
5.25%, 01/01/2041 (Callable 01/01/2035)(c)	1,000,000	1,090,738
5.25%, 01/01/2042 (Callable 01/01/2027)	4,290,000	4,325,894
5.25%, 01/01/2042 (Callable 01/01/2033)	1,370,000	1,480,441
5.25%, 01/01/2042 (Callable 01/01/2035)(c)	4,000,000	4,343,214
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,077,036
Chicago Park District
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,075,826
5.25%, 01/01/2044 (Callable 01/01/2033)	1,730,000	1,850,829
5.25%, 01/01/2046 (Callable 01/01/2033)	2,500,000	2,640,184
City of Calumet City IL, 5.50%, 03/01/2032 (Callable 03/01/2030)	600,000	648,390
City of Chicago Heights IL, 4.00%, 12/01/2031 (Callable 12/01/2029)	365,000	375,212
City of Chicago IL
0.00%, 01/01/2027(e)	195,000	192,038
3.50%, 08/01/2027 (Callable 08/01/2026)(a)	2,605,000	2,605,616
0.00%, 01/01/2028(e)	3,285,000	3,144,105
5.00%, 11/01/2028 (Callable 11/01/2027)	625,000	643,279
3.40%, 06/01/2029 (Callable 06/01/2028)(a)	3,000,000	3,025,254
5.00%, 11/01/2033 (Callable 11/01/2027)	1,200,000	1,229,193
6.00%, 01/01/2046 (Callable 01/01/2034)	8,885,000	9,776,551
City of Chicago IL Wastewater Transmission Revenue
5.50%, 01/01/2030	650,000	683,050
5.00%, 01/01/2041 (Callable 01/01/2034)	1,350,000	1,455,726
5.25%, 01/01/2042 (Callable 07/01/2032)	2,525,000	2,737,926
5.25%, 01/01/2043 (Callable 07/01/2032)	6,490,000	7,009,054
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2029 (Callable 11/01/2026)	1,810,000	1,823,481
5.25%, 11/01/2035 (Callable 11/01/2027)	3,025,000	3,102,642
5.00%, 11/01/2036 (Callable 11/01/2027)	510,000	520,905

	Par	Value
5.00%, 11/01/2036 (Callable 05/01/2032)	$1,000,000	$1,083,236
City of Elgin IL
5.00%, 12/15/2037 (Callable 12/15/2034)	1,375,000	1,541,831
5.00%, 12/15/2038 (Callable 12/15/2034)	1,445,000	1,611,616
5.00%, 12/15/2039 (Callable 12/15/2034)	1,520,000	1,686,641
City of Evanston IL, 5.00%, 12/01/2043 (Callable 12/01/2029)	1,800,000	1,878,778
City of Joliet IL, 5.50%, 12/15/2042 (Callable 12/15/2032)	1,195,000	1,307,696
City of Markham IL
5.00%, 12/01/2026	500,000	503,741
5.00%, 12/01/2027	700,000	718,759
5.00%, 12/01/2028	750,000	783,049
5.00%, 12/01/2029	650,000	688,337
5.00%, 12/01/2030	650,000	697,334
5.00%, 12/01/2031	275,000	298,409
5.00%, 12/01/2032	275,000	300,722
City of Mount Vernon IL
4.00%, 12/15/2031 (Callable 06/15/2030)	1,395,000	1,425,938
5.00%, 12/15/2035 (Callable 06/15/2031)	1,065,000	1,144,394
4.00%, 12/15/2036 (Callable 06/15/2030)	630,000	633,575
5.00%, 12/15/2036 (Callable 06/15/2031)	630,000	674,561
5.00%, 12/15/2037 (Callable 06/15/2031)	865,000	922,520
5.00%, 12/15/2038 (Callable 06/15/2031)	750,000	796,464
5.00%, 12/15/2039 (Callable 06/15/2031)	705,000	746,603
5.00%, 12/15/2040 (Callable 06/15/2031)	910,000	960,051
City of Quincy IL
5.00%, 12/01/2037 (Callable 12/01/2033)	1,020,000	1,118,610
5.00%, 12/01/2038 (Callable 12/01/2033)	550,000	601,593
5.00%, 12/01/2039 (Callable 12/01/2033)	1,080,000	1,176,688
5.00%, 12/01/2040 (Callable 12/01/2033)	1,185,000	1,286,081
5.00%, 12/01/2041 (Callable 12/01/2033)	1,245,000	1,345,684
City of Warrenville IL, 5.00%, 12/15/2031	200,000	219,311
Cook County Community College District No 508, 5.00%, 12/01/2041 (Callable 12/01/2033)	4,460,000	4,778,469

The accompanying notes are an integral part of these financial statements.

278

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Cook County Community Consolidated School District No 15 Palatine, 5.25%, 06/15/2041 (Callable 06/15/2033)	$1,190,000	$1,302,929
Cook County Community Consolidated School District No 65 Evanston, 5.00%, 12/01/2039 (Callable 12/01/2031)	1,500,000	1,604,105
Cook County Community High School District No 217 Argo, 4.50%, 12/01/2039 (Callable 12/01/2031)	1,495,000	1,545,126
Cook County High School District No 220 Reavis, 5.00%, 12/01/2043 (Callable 12/01/2034)	1,985,000	2,118,100
Cook County School District No 130 Blue Island, 5.00%, 12/01/2027 (Callable 08/01/2026)	1,210,000	1,210,380
Cook County School District No 143.5 Posen-Robbins, 5.00%, 12/01/2033	65,000	68,851
Cook County School District No 144 Prairie Hills, 5.00%, 12/01/2032	2,505,000	2,763,467
Cook County School District No 145
5.00%, 12/01/2043 (Callable 12/01/2034)	430,000	458,201
5.00%, 12/01/2044 (Callable 12/01/2034)	155,000	164,117
5.00%, 12/01/2045 (Callable 12/01/2034)	420,000	440,947
5.00%, 12/01/2047 (Callable 12/01/2034)	1,110,000	1,151,851
Cook County School District No 67 Golf, 5.00%, 12/15/2043 (Callable 12/15/2033)	1,720,000	1,821,942
Cook County School District No 86 Harwood Heights
5.00%, 12/01/2035 (Callable 12/01/2033)	340,000	375,272
5.00%, 12/01/2036 (Callable 12/01/2033)	350,000	383,992
5.00%, 12/01/2037 (Callable 12/01/2033)	350,000	382,165
5.00%, 12/01/2038 (Callable 12/01/2033)	275,000	299,192
5.00%, 12/01/2040 (Callable 12/01/2033)	425,000	457,701
5.00%, 12/01/2041 (Callable 12/01/2033)	425,000	457,824
5.00%, 12/01/2042 (Callable 12/01/2033)	645,000	692,265
Cook County School District No 99 Cicero
4.00%, 12/01/2030	250,000	259,661
5.00%, 12/01/2030	370,000	399,475

	Par	Value
5.00%, 12/01/2031	$275,000	$300,551
5.00%, 12/01/2032	300,000	330,972
5.00%, 12/01/2033	450,000	502,274
5.00%, 12/01/2034	325,000	364,774
5.00%, 12/01/2035	350,000	394,043
5.00%, 12/01/2036 (Callable 12/01/2035)	300,000	334,773
Cook County School District No. 163, 6.00%, 12/15/2027	1,150,000	1,201,584
Cook County School District No. 83, 5.63%, 06/01/2033	775,000	852,670
County of Champaign IL
5.00%, 01/01/2030	35,000	37,613
5.00%, 01/01/2034 (Callable 01/01/2032)	80,000	87,200
5.00%, 01/01/2035 (Callable 01/01/2032)	640,000	693,910
5.00%, 01/01/2035 (Callable 01/01/2032)	290,000	314,428
5.00%, 01/01/2036 (Callable 01/01/2032)	540,000	580,263
5.00%, 01/01/2036 (Callable 01/01/2032)	60,000	64,474
5.00%, 01/01/2037 (Callable 01/01/2032)	995,000	1,065,009
5.00%, 01/01/2038 (Callable 01/01/2032)	25,000	26,644
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2030)	1,500,000	1,612,441
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2036 (Callable 11/15/2027)	3,000,000	3,066,652
5.25%, 11/15/2036 (Callable 11/15/2027)	10,000,000	10,255,417
4.00%, 11/15/2038 (Callable 11/15/2027)	1,675,000	1,674,213
4.00%, 11/15/2040 (Callable 11/15/2030)	595,000	589,052
5.00%, 11/15/2041 (Callable 11/15/2032)	1,890,000	2,025,846
County of Warren IL
5.00%, 12/30/2035	250,000	278,843
5.00%, 12/30/2036 (Callable 12/30/2035)	200,000	221,353
5.00%, 12/30/2037 (Callable 12/30/2035)	365,000	401,365
5.00%, 12/30/2039 (Callable 12/30/2035)	800,000	870,683
5.00%, 12/30/2041 (Callable 12/30/2035)	605,000	654,599
5.00%, 12/30/2044 (Callable 12/30/2035)	1,020,000	1,087,136
5.00%, 12/30/2048 (Callable 12/30/2035)	1,000,000	1,031,818
Crawford Hospital District, 4.00%, 01/01/2041 (Callable 01/01/2030)	1,160,000	1,093,601

The accompanying notes are an integral part of these financial statements.

279

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
DuPage County Community High School District No 99 Downers Grove, 5.00%, 01/01/2045 (Callable 01/01/2036)	$590,000	$629,601
DuPage County High School District No 87 Glenbard
5.00%, 01/01/2045 (Callable 01/01/2036)	1,320,000	1,419,337
5.00%, 01/01/2046 (Callable 01/01/2036)	675,000	719,387
5.00%, 01/01/2047 (Callable 01/01/2036)	1,300,000	1,369,815
DuPage County School District No 58 Downers Grove, 5.50%, 12/15/2044 (Callable 12/15/2034)	695,000	778,732
DuPage County School District No 60 Maercker, 4.00%, 12/30/2036 (Callable 12/30/2027)	2,215,000	2,221,097
Eastern Illinois Economic Development Authority, 5.00%, 11/01/2033 (Callable 11/01/2028)	625,000	624,803
Governors State University, 5.00%, 10/01/2028	555,000	575,818
Greene Jersey & Macoupin Counties Community Unit School District No 9 Southweste
5.00%, 12/01/2029	350,000	372,519
5.00%, 12/01/2030	320,000	344,324
5.00%, 12/01/2031 (Callable 12/01/2030)	535,000	573,191
5.00%, 12/01/2032 (Callable 12/01/2030)	600,000	640,016
5.00%, 12/01/2033 (Callable 12/01/2030)	325,000	345,369
Hampshire Special Service Area No 13
3.25%, 03/01/2032 (Callable 03/01/2027)	165,000	163,030
3.30%, 03/01/2033 (Callable 03/01/2027)	175,000	172,503
3.35%, 03/01/2034 (Callable 03/01/2027)	185,000	181,390
3.40%, 03/01/2035 (Callable 03/01/2027)	195,000	190,571
3.45%, 03/01/2036 (Callable 03/01/2027)	205,000	198,672
Henry & Whiteside Counties Community Unit School District No 228 Geneseo
5.00%, 08/15/2031 (Callable 08/01/2026)	270,000	270,498
5.00%, 02/15/2032	200,000	217,807
5.00%, 02/15/2033	490,000	539,406
5.00%, 02/15/2034 (Callable 02/15/2033)	1,060,000	1,162,396

	Par	Value
5.00%, 02/15/2035 (Callable 02/15/2033)	$500,000	$546,091
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	5,000,000	5,235,627
Huntley Area Public Library District, 5.00%, 02/01/2037 (Callable 02/01/2029)	500,000	520,726
Illinois Educational Facilities Authority, 4.00%, 11/01/2036 (Callable 08/01/2026)	1,065,000	1,065,177
Illinois Finance Authority
5.00%, 04/01/2028	400,000	410,969
5.00%, 05/15/2029 (Callable 08/01/2026)	385,000	385,558
5.00%, 03/01/2030 (Callable 07/22/2026)	1,500,000	1,512,471
5.00%, 02/15/2031 (Callable 08/15/2027)	1,000,000	1,008,764
5.00%, 03/01/2031 (Callable 03/01/2027)	1,075,000	1,085,292
5.00%, 11/15/2031 (Callable 08/01/2026)	1,000,000	1,003,573
5.00%, 05/15/2032 (Callable 11/15/2028)	2,000,000	2,073,765
5.00%, 05/15/2033 (Callable 11/15/2028)	4,500,000	4,656,984
4.50%, 08/01/2033(b)	1,275,000	1,316,445
4.00%, 05/15/2034 (Callable 08/01/2026)	310,000	309,984
5.00%, 07/01/2034 (Callable 07/01/2029)	1,025,000	1,082,798
4.00%, 12/15/2034 (Callable 12/15/2029)	1,700,000	1,732,538
5.00%, 08/15/2035 (Callable 08/15/2027)	525,000	534,064
5.00%, 02/15/2036 (Callable 02/15/2027)	2,085,000	2,103,967
5.00%, 02/15/2036 (Callable 02/15/2027)	430,000	436,055
5.00%, 10/01/2036 (Callable 10/01/2029)	300,000	314,793
5.25%, 04/01/2040 (Callable 04/01/2034)	1,655,000	1,736,565
3.88%, 05/01/2040(a)	2,220,000	2,257,131
4.00%, 12/01/2040 (Callable 12/01/2027)	270,000	270,238
5.25%, 04/01/2041 (Callable 04/01/2034)	1,245,000	1,291,312
5.25%, 04/01/2041 (Callable 04/01/2034)	1,135,000	1,258,784
4.00%, 09/01/2041 (Callable 09/01/2026)	835,000	744,996
5.00%, 10/01/2041 (Callable 10/01/2026)	1,900,000	1,900,687
5.25%, 04/01/2043 (Callable 04/01/2034)	1,000,000	1,030,918

The accompanying notes are an integral part of these financial statements.

280

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
4.80%, 12/01/2043 (Callable 07/01/2033)(a)(b)(c)	$4,400,000	$4,556,891
4.25%, 07/01/2046 (Callable 07/01/2036)(c)	4,000,000	4,013,333
5.00%, 02/15/2050 (Callable 08/15/2027)	1,000,000	942,713
Illinois Housing Development Authority
3.15%, 07/01/2029 (Callable 01/01/2028)(a)	2,240,000	2,246,999
3.15%, 08/01/2029 (Callable 02/01/2028)(a)	1,500,000	1,505,088
3.10%, 02/01/2035 (Callable 08/01/2026)	580,000	559,514
4.45%, 04/01/2042 (Callable 04/01/2036)	7,680,000	7,748,927
2.45%, 06/01/2043 (Callable 08/01/2026)	225,362	194,456
5.25%, 10/01/2043 (Callable 10/01/2032)	2,145,000	2,281,506
1.65%, 04/01/2045 (Callable 07/01/2026)(a)	9,970,000	9,970,000
6.50%, 10/01/2045 (Callable 10/01/2033)	9,800,000	11,176,689
5.00%, 10/01/2046 (Callable 04/01/2034)	3,800,000	3,998,257
4.00%, 10/01/2048 (Callable 04/01/2027)	1,035,000	1,037,457
3.00%, 04/01/2051 (Callable 04/01/2030)	100,000	98,867
6.25%, 10/01/2052 (Callable 04/01/2032)	4,900,000	5,248,408
5.75%, 10/01/2053 (Callable 04/01/2032)	4,220,000	4,487,482
6.25%, 10/01/2054 (Callable 10/01/2032)	7,255,000	8,048,490
6.25%, 10/01/2055 (Callable 10/01/2033)	4,470,000	5,026,280
6.25%, 10/01/2056	3,400,000	3,849,066
6.50%, 10/01/2056	3,600,000	4,138,453
Illinois Sports Facilities Authority
5.00%, 06/15/2028	1,900,000	1,955,932
5.00%, 06/15/2029	3,780,000	3,973,448
5.00%, 06/15/2029	1,750,000	1,822,677
Illinois State Toll Highway Authority
5.00%, 01/01/2032 (Callable 08/01/2026)	2,055,000	2,058,533
5.00%, 12/01/2032 (Callable 08/01/2026)	1,285,000	1,287,141
5.00%, 01/01/2034 (Callable 08/01/2026)	1,500,000	1,502,351
5.00%, 01/01/2036 (Callable 08/01/2026)	2,100,000	2,103,005

	Par	Value
5.00%, 01/01/2038 (Callable 08/01/2026)	$2,750,000	$2,753,504
5.00%, 01/01/2041 (Callable 08/01/2026)	3,425,000	3,428,403
5.00%, 01/01/2042 (Callable 01/01/2028)	8,790,000	8,974,427
5.00%, 01/01/2044 (Callable 07/01/2029)	6,040,000	6,261,935
5.00%, 01/01/2045 (Callable 01/01/2031)	3,705,000	3,886,609
Illinois State University
5.00%, 04/01/2031 (Callable 04/01/2028)	500,000	516,605
5.00%, 04/01/2038 (Callable 04/01/2028)	325,000	333,019
Jefferson County School District No 82 Bethel
5.00%, 12/01/2026	75,000	75,567
5.00%, 12/01/2027	80,000	82,166
5.00%, 12/01/2028	90,000	93,867
5.00%, 12/01/2029	100,000	105,565
5.00%, 12/01/2030	110,000	117,514
5.00%, 12/01/2031	125,000	134,892
5.00%, 12/01/2032	155,000	168,825
5.00%, 12/01/2034 (Callable 12/01/2033)	220,000	241,882
Jefferson Fire Protection District
5.50%, 12/01/2037 (Callable 12/01/2035)	155,000	177,942
5.50%, 12/01/2040 (Callable 12/01/2035)	200,000	226,916
5.50%, 12/01/2041 (Callable 12/01/2035)	390,000	440,321
Jo Daviess County Community Unit School District No 119 East Dubuque
4.00%, 12/01/2034 (Callable 12/01/2028)	280,000	281,625
4.00%, 12/01/2037 (Callable 12/01/2028)	380,000	380,924
Joliet Park District
5.00%, 02/01/2034 (Callable 02/01/2033)	500,000	548,668
5.00%, 02/01/2035 (Callable 02/01/2033)	250,000	273,421
5.00%, 02/01/2036 (Callable 02/01/2033)	235,000	255,917
5.00%, 02/01/2036 (Callable 02/01/2033)	225,000	245,027
5.00%, 02/01/2037 (Callable 02/01/2033)	285,000	308,936
5.00%, 02/01/2037 (Callable 02/01/2033)	260,000	281,836
5.00%, 02/01/2038 (Callable 02/01/2033)	285,000	308,192
5.00%, 02/01/2038 (Callable 02/01/2033)	250,000	270,344

The accompanying notes are an integral part of these financial statements.

281

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Joliet Regional Port District
5.00%, 12/30/2040 (Callable 12/30/2035)	$430,000	$465,985
5.00%, 12/30/2041 (Callable 12/30/2035)	455,000	486,458
5.00%, 12/30/2042 (Callable 12/30/2035)	475,000	504,933
5.00%, 12/30/2043 (Callable 12/30/2035)	500,000	529,496
5.00%, 12/30/2045 (Callable 12/30/2035)	1,155,000	1,206,651
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2030 (Callable 07/01/2027)	1,345,000	1,376,687
Kankakee County Community High School District No 307 Bradley-Bourbonnais
5.00%, 12/01/2036 (Callable 12/01/2034)	1,040,000	1,163,197
5.00%, 12/01/2038 (Callable 12/01/2034)	1,615,000	1,782,114
5.00%, 12/01/2039 (Callable 12/01/2034)	1,200,000	1,316,590
Kankakee Iroquois Ford Etc Counties Community Unit School District No 2 Herscher
5.00%, 12/01/2040 (Callable 12/01/2035)	300,000	330,135
5.00%, 12/01/2042 (Callable 12/01/2035)	800,000	881,372
5.00%, 12/01/2044 (Callable 12/01/2035)	200,000	217,295
5.00%, 12/01/2045 (Callable 12/01/2035)	500,000	538,191
5.00%, 12/01/2046 (Callable 12/01/2035)	550,000	584,989
Knox & Warren Counties Community Unit School District No 205 Galesburg
4.00%, 12/01/2029	330,000	339,223
4.00%, 12/01/2030	450,000	465,768
4.00%, 12/01/2031	300,000	311,030
4.00%, 01/01/2034 (Callable 01/01/2028)	855,000	862,474
4.00%, 01/01/2036 (Callable 01/01/2028)	920,000	925,019
Knox Warren Etc Counties Community College District No 518 Carl Sandburg, 5.00%, 12/30/2038 (Callable 12/30/2035)	4,510,000	4,996,702

	Par	Value
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington, 3.00%, 12/01/2033 (Callable 12/01/2030)	$1,000,000	$982,799
Lake County Community Consolidated School District No 73 Hawthorn, 4.00%, 01/01/2033 (Callable 01/01/2028)	500,000	504,263
Lake County Community Unit School District No 187 North Chicago
4.00%, 01/01/2035 (Callable 01/01/2027)	1,190,000	1,194,102
5.00%, 01/01/2036 (Callable 01/01/2034)	795,000	857,667
5.00%, 01/01/2041 (Callable 01/01/2034)	980,000	1,034,150
5.00%, 01/01/2044 (Callable 01/01/2034)	805,000	841,598
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2037 (Callable 12/01/2032)	905,000	1,009,964
5.50%, 12/01/2038 (Callable 12/01/2032)	845,000	940,034
5.50%, 12/01/2040 (Callable 12/01/2032)	2,435,000	2,692,126
5.50%, 12/01/2041 (Callable 12/01/2032)	945,000	1,041,056
Lake County School District No 33 Emmons
0.00%, 12/01/2026(e)	525,000	516,946
0.00%, 12/01/2028(e)	335,000	306,535
Lake County School District No 38 Big Hollow
5.00%, 11/01/2026	220,000	221,291
5.00%, 11/01/2027	210,000	215,302
5.00%, 11/01/2028	220,000	229,407
5.00%, 11/01/2029	250,000	264,430
5.00%, 11/01/2030 (Callable 11/01/2029)	190,000	202,425
5.00%, 11/01/2031 (Callable 11/01/2029)	515,000	547,032
5.00%, 11/01/2032 (Callable 11/01/2029)	610,000	646,918
5.00%, 11/01/2033 (Callable 11/01/2029)	400,000	423,620
Lake County Township High School District No 113-Highland Park, 4.00%, 01/01/2032 (Callable 01/01/2029)	4,130,000	4,234,553
Macon & De Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2035 (Callable 12/01/2030)	1,670,000	1,701,572
4.00%, 12/01/2036 (Callable 12/01/2030)	835,000	847,350

The accompanying notes are an integral part of these financial statements.

282

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Macon County School District No 61 Decatur
4.00%, 12/01/2034 (Callable 12/01/2028)	$150,000	$151,742
4.00%, 12/01/2037 (Callable 12/01/2028)	200,000	200,725
5.00%, 12/01/2037 (Callable 12/01/2028)	1,500,000	1,551,944
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2036 (Callable 02/01/2030)	975,000	1,051,859
5.50%, 02/01/2037 (Callable 02/01/2030)	1,050,000	1,129,375
5.50%, 02/01/2041 (Callable 02/01/2030)	1,830,000	1,947,002
5.50%, 02/01/2042 (Callable 02/01/2030)	1,275,000	1,352,741
Madison County Community Unit School District No 8 Bethalto, 4.00%, 12/01/2038 (Callable 12/01/2028)	1,140,000	1,140,276
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry, 5.00%, 12/01/2039 (Callable 12/01/2034)	1,005,000	1,098,515
McLean County Community Unit School District No 3 Tri-Valley
5.00%, 12/01/2042 (Callable 12/01/2034)	2,245,000	2,412,190
3.95%, 12/01/2045 (Callable 08/01/2026)(a)(d)	8,125,000	8,125,674
Metropolitan Pier & Exposition Authority
4.00%, 12/15/2027	500,000	506,604
0.00%, 06/15/2028(e)	4,000,000	3,767,934
0.00%, 06/15/2029(e)	1,400,000	1,273,955
0.00%, 12/15/2029(e)	2,550,000	2,293,459
0.00%, 12/15/2034(e)	9,555,000	7,048,991
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2038 (Callable 01/01/2035)	1,200,000	1,314,360
5.00%, 01/01/2039 (Callable 01/01/2035)	1,745,000	1,903,092
Moultrie Shelby & Coles Counties Community Unit School District No 300
5.00%, 12/01/2035 (Callable 06/01/2029)	575,000	604,945
5.00%, 12/01/2038 (Callable 06/01/2029)	1,000,000	1,044,121
5.00%, 12/01/2039 (Callable 06/01/2029)	1,000,000	1,043,556

	Par	Value
5.00%, 12/01/2040 (Callable 06/01/2029)	$1,520,000	$1,582,772
5.00%, 12/01/2041 (Callable 06/01/2029)	1,800,000	1,872,306
5.00%, 12/01/2042 (Callable 06/01/2029)	1,550,000	1,608,342
5.00%, 12/01/2043 (Callable 06/01/2029)	1,140,000	1,178,758
Northeastern Illinois University
5.00%, 07/01/2032	590,000	637,610
5.00%, 07/01/2033	800,000	870,687
5.00%, 07/01/2034	1,300,000	1,417,253
5.00%, 07/01/2035	500,000	544,477
5.25%, 07/01/2036 (Callable 07/01/2035)	1,105,000	1,212,968
5.25%, 07/01/2037 (Callable 07/01/2035)	800,000	872,113
5.25%, 07/01/2039 (Callable 07/01/2035)	1,125,000	1,218,165
5.00%, 07/01/2042 (Callable 07/01/2035)	1,190,000	1,238,381
Northern Illinois Municipal Power Agency, 4.00%, 12/01/2031 (Callable 12/01/2026)	1,025,000	1,027,147
Northern Illinois University
5.00%, 04/01/2029	235,000	246,350
5.00%, 04/01/2030	375,000	398,284
5.00%, 04/01/2031	430,000	461,936
5.00%, 04/01/2032	480,000	520,009
5.00%, 04/01/2033	810,000	881,612
5.00%, 04/01/2033 (Callable 04/01/2030)	675,000	709,413
4.00%, 10/01/2033 (Callable 04/01/2031)	1,000,000	1,010,738
5.00%, 04/01/2034	740,000	808,486
4.00%, 10/01/2034 (Callable 04/01/2031)	2,435,000	2,454,281
4.00%, 04/01/2035 (Callable 04/01/2030)	260,000	261,361
4.00%, 10/01/2035 (Callable 04/01/2031)	1,000,000	1,005,421
4.00%, 10/01/2038 (Callable 04/01/2031)	1,000,000	988,283
4.00%, 10/01/2039 (Callable 04/01/2031)	1,700,000	1,667,524
4.25%, 04/01/2044 (Callable 04/01/2034)	2,000,000	1,963,673
Ogle & Stephenson Counties Community Unit Sch Dist No 221 Forrestville Valley
5.00%, 02/01/2034	210,000	233,200
5.00%, 02/01/2035	215,000	240,020
5.00%, 02/01/2036	255,000	286,013
5.00%, 02/01/2037 (Callable 02/01/2036)	275,000	305,792

The accompanying notes are an integral part of these financial statements.

283

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 02/01/2038 (Callable 02/01/2036)	$300,000	$330,961
5.00%, 02/01/2039 (Callable 02/01/2036)	260,000	285,483
5.00%, 02/01/2040 (Callable 02/01/2036)	220,000	239,822
5.00%, 02/01/2041 (Callable 02/01/2036)	280,000	303,816
Paris Union School District No 95/IL
6.00%, 11/01/2033	175,000	204,307
6.00%, 11/01/2034	205,000	242,004
6.00%, 11/01/2035	225,000	268,388
6.00%, 11/01/2036 (Callable 11/01/2035)	260,000	307,645
6.00%, 11/01/2037 (Callable 11/01/2035)	320,000	377,300
6.00%, 11/01/2038 (Callable 11/01/2035)	370,000	435,220
Peoria & Fulton Counties Community Unit School District No 327, 5.00%, 12/01/2030	360,000	385,202
Peoria County School District No 63 Norwood
5.25%, 12/01/2039 (Callable 12/01/2033)	250,000	280,353
5.25%, 12/01/2043 (Callable 12/01/2033)	260,000	289,428
5.25%, 12/01/2043 (Callable 12/01/2033)	325,000	361,785
Randolph County Community Unit School District No 140 Sparta
5.00%, 12/01/2037 (Callable 12/01/2033)	1,450,000	1,574,399
5.00%, 12/01/2038 (Callable 12/01/2033)	500,000	544,182
5.00%, 12/01/2039 (Callable 12/01/2033)	1,360,000	1,474,389
Regional Transportation Authority
5.00%, 06/01/2034 (Callable 08/01/2026)	1,380,000	1,381,795
5.00%, 06/01/2036 (Callable 08/01/2026)	775,000	775,881
Richland County Community Unit School District No 1, 5.00%, 12/01/2036 (Callable 12/01/2034)	2,720,000	3,010,691
Rock Island & Mercer Counties Community Unit School District No 300, 5.00%, 12/01/2043 (Callable 12/01/2034)	1,340,000	1,462,798
Rock Island County Public Building Commission, 5.00%, 12/01/2036 (Callable 12/01/2026)	2,810,000	2,829,806

	Par	Value
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)	$1,905,000	$2,078,137
5.50%, 12/01/2039 (Callable 12/01/2031)	1,645,000	1,788,364
5.50%, 12/01/2040 (Callable 12/01/2031)	1,665,000	1,809,191
Sales Tax Securitization Corp., 5.00%, 01/01/2038 (Callable 01/01/2028)	610,000	622,515
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2040 (Callable 02/01/2032)	845,000	915,056
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, 5.50%, 12/01/2042 (Callable 12/01/2030)	895,000	951,281
Sangamon County School District No 186 Springfield
4.00%, 02/01/2035 (Callable 02/01/2032)	1,500,000	1,522,401
5.00%, 06/01/2039 (Callable 06/01/2030)	1,715,000	1,810,615
5.50%, 06/01/2066 (Callable 06/01/2036)	2,000,000	2,122,611
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, 5.00%, 12/01/2032 (Callable 12/01/2029)	650,000	690,260
Southern Illinois University
5.00%, 02/15/2032	300,000	330,440
5.00%, 02/15/2033	550,000	610,429
5.00%, 04/01/2033 (Callable 04/01/2031)	300,000	321,095
5.00%, 02/15/2034	420,000	470,163
5.00%, 02/15/2035	350,000	393,350
5.00%, 02/15/2036 (Callable 02/15/2035)	350,000	391,064
5.00%, 02/15/2037 (Callable 02/15/2035)	400,000	443,382
5.00%, 02/15/2038 (Callable 02/15/2035)	400,000	441,447
5.00%, 02/15/2039 (Callable 02/15/2035)	725,000	796,108
5.00%, 04/01/2040 (Callable 04/01/2032)	550,000	578,361
5.25%, 02/15/2042 (Callable 02/15/2035)	650,000	709,619
5.25%, 02/15/2043 (Callable 02/15/2035)	860,000	937,189
Southwestern Illinois Community College District No 522
5.00%, 12/01/2026	1,010,000	1,019,073
5.00%, 12/01/2029	825,000	882,774

The accompanying notes are an integral part of these financial statements.

284

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Southwestern Illinois Development Authority
5.00%, 12/01/2032	$965,000	$1,069,349
6.00%, 12/01/2033 (Callable 12/01/2032)	1,010,000	1,175,007
6.00%, 12/01/2034 (Callable 12/01/2032)	1,075,000	1,246,231
5.50%, 12/01/2035 (Callable 12/01/2031)	500,000	558,212
5.50%, 12/01/2036 (Callable 12/01/2031)	2,800,000	3,113,260
6.00%, 12/01/2036 (Callable 12/01/2032)	1,210,000	1,392,116
5.50%, 12/01/2040 (Callable 12/01/2031)	2,370,000	2,599,602
4.13%, 12/01/2041 (Callable 12/01/2031)	1,610,000	1,634,050
5.50%, 04/01/2043 (Callable 04/01/2035)	1,200,000	1,333,904
6.00%, 12/01/2043 (Callable 12/01/2035)	700,000	820,990
6.00%, 12/01/2044 (Callable 12/01/2035)	600,000	698,485
6.00%, 12/01/2045 (Callable 12/01/2035)	450,000	519,324
6.00%, 12/01/2046 (Callable 12/01/2035)	500,000	571,678
6.00%, 12/01/2047 (Callable 12/01/2035)	600,000	680,003
St Clair County Community Consolidated School District No 90 O’Fallon
5.00%, 12/01/2031	150,000	163,031
5.00%, 12/01/2038 (Callable 12/01/2033)	400,000	438,287
5.00%, 12/01/2039 (Callable 12/01/2033)	300,000	328,451
5.00%, 12/01/2042 (Callable 12/01/2033)	835,000	906,404
5.00%, 12/01/2043 (Callable 12/01/2033)	770,000	831,619
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2038 (Callable 01/01/2034)	450,000	513,117
5.00%, 01/01/2038 (Callable 01/01/2034)	250,000	272,091
5.00%, 01/01/2039 (Callable 01/01/2034)	700,000	757,476
5.00%, 01/01/2039 (Callable 01/01/2034)	240,000	273,663
5.00%, 01/01/2040 (Callable 01/01/2034)	625,000	672,571
5.00%, 01/01/2040 (Callable 01/01/2034)	420,000	478,910

	Par	Value
5.00%, 01/01/2041 (Callable 01/01/2034)	$425,000	$453,661
5.00%, 01/01/2041 (Callable 01/01/2034)	220,000	250,857
5.00%, 01/01/2042 (Callable 01/01/2034)	500,000	531,548
5.00%, 01/01/2042 (Callable 01/01/2034)	230,000	244,512
5.00%, 01/01/2043 (Callable 01/01/2034)	1,620,000	1,715,756
5.00%, 01/01/2043 (Callable 01/01/2034)	525,000	556,032
5.00%, 01/01/2044 (Callable 01/01/2034)	1,305,000	1,373,430
5.00%, 01/01/2049 (Callable 01/01/2034)	3,240,000	3,312,618
St Clair County School District No 118 Belleville, 5.50%, 12/01/2039 (Callable 12/01/2034)	1,535,000	1,740,515
State of Illinois
5.00%, 01/01/2029 (Callable 08/01/2026)	5,000	5,008
5.25%, 10/01/2036 (Callable 10/01/2032)	2,750,000	3,005,150
5.00%, 11/01/2038 (Callable 11/01/2026)	750,000	752,676
5.00%, 05/01/2040 (Callable 05/01/2028)	2,405,000	2,456,666
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027 (Callable 07/24/2026)	2,370,000	2,371,752
5.00%, 06/15/2029 (Callable 06/15/2028)	1,000,000	1,043,748
4.00%, 06/15/2038 (Callable 06/15/2028)	2,500,000	2,509,052
Staunton Community Unit School District No 6, 5.00%, 12/01/2043 (Callable 12/01/2033)	1,000,000	1,068,526
Stephenson County School District No 145 Freeport
5.00%, 10/01/2041 (Callable 10/01/2033)	1,650,000	1,765,629
5.00%, 10/01/2042 (Callable 10/01/2033)	2,090,000	2,218,244
5.00%, 10/01/2042 (Callable 10/01/2033)	630,000	720,949
5.00%, 10/01/2043 (Callable 10/01/2033)	920,000	972,719
5.00%, 10/01/2043 (Callable 10/01/2033)	280,000	320,422
Taylorville Community Pleasure Driveway & Park District
5.00%, 12/01/2035 (Callable 12/01/2034)	125,000	138,355
5.00%, 12/01/2036 (Callable 12/01/2034)	290,000	318,974

The accompanying notes are an integral part of these financial statements.

285

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 12/01/2037 (Callable 12/01/2034)	$260,000	$285,453
5.00%, 12/01/2038 (Callable 12/01/2034)	375,000	411,084
5.00%, 12/01/2039 (Callable 12/01/2034)	145,000	158,153
Taylorville Community Unit School District No 3
5.00%, 12/01/2035 (Callable 12/01/2034)	250,000	277,113
5.00%, 12/01/2036 (Callable 12/01/2034)	250,000	275,378
5.00%, 12/01/2037 (Callable 12/01/2034)	250,000	273,734
5.00%, 12/01/2038 (Callable 12/01/2034)	250,000	272,373
5.00%, 12/01/2039 (Callable 12/01/2034)	255,000	276,505
5.00%, 12/01/2040 (Callable 12/01/2034)	1,190,000	1,284,064
5.00%, 12/01/2041 (Callable 12/01/2034)	1,250,000	1,349,371
5.00%, 12/01/2043 (Callable 12/01/2034)	685,000	737,634
5.00%, 12/01/2044 (Callable 12/01/2034)	1,455,000	1,555,917
5.00%, 12/01/2045 (Callable 12/01/2034)	465,000	493,251
5.00%, 12/01/2046 (Callable 12/01/2034)	150,000	157,825
Tazewell County School District No 52 Washington, 6.50%, 12/01/2045 (Callable 12/01/2034)	375,000	436,230
Town of Cicero IL
4.00%, 01/01/2028	1,265,000	1,277,764
4.00%, 01/01/2029	815,000	824,303
Upper Illinois River Valley Development Authority
4.00%, 01/01/2031 (Callable 01/01/2027)(b)	220,000	217,177
5.00%, 01/01/2045 (Callable 01/01/2027)(b)	615,000	598,514
Village of Bourbonnais IL, 5.25%, 12/01/2039 (Callable 12/01/2031)	2,640,000	2,842,528
Village of Bradley IL
5.00%, 12/15/2036 (Callable 12/15/2033)	400,000	440,580
5.00%, 12/15/2037 (Callable 12/15/2033)	470,000	514,266
5.00%, 12/15/2038 (Callable 12/15/2033)	325,000	354,337
5.00%, 12/15/2039 (Callable 12/15/2033)	1,125,000	1,216,375

	Par	Value
5.00%, 12/15/2042 (Callable 12/15/2033)	$1,420,000	$1,520,517
5.00%, 12/15/2043 (Callable 12/15/2033)	1,490,000	1,584,221
Village of Elk Grove Village IL, 4.00%, 01/01/2037 (Callable 01/01/2027)	1,500,000	1,500,888
Village of Franklin Park IL, 4.00%, 07/01/2029 (Callable 08/01/2026)	450,000	450,068
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	1,910,000	1,918,054
Village of McCook IL, 5.00%, 12/01/2027 (Callable 12/01/2026)	1,865,000	1,880,791
Village of Minooka IL, 2.54%, 12/01/2034 (Callable 12/01/2029)	220,000	191,981
Village of Northbrook IL, 5.00%, 12/01/2036 (Callable 12/01/2033)	250,000	277,656
Village of Pingree Grove IL, 4.00%, 12/15/2037 (Callable 12/15/2027)	580,000	580,913
Village of Rantoul IL
5.00%, 01/01/2039 (Callable 01/01/2035)	950,000	1,037,513
5.00%, 01/01/2042 (Callable 01/01/2035)	1,000,000	1,076,967
Village of River Grove IL
4.00%, 12/15/2027 (Callable 12/15/2026)	135,000	135,688
4.00%, 12/15/2028 (Callable 12/15/2026)	205,000	206,013
4.00%, 12/15/2035 (Callable 12/15/2030)	250,000	252,301
4.00%, 12/15/2038 (Callable 12/15/2030)	795,000	795,900
Village of Romeoville IL
5.00%, 10/01/2035 (Callable 07/22/2026)	1,445,000	1,445,235
5.00%, 10/01/2042 (Callable 07/22/2026)	100,000	99,257
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	2,670,000	2,782,130
Village of Stone Park IL
5.00%, 02/01/2035 (Callable 02/01/2029)	300,000	311,770
5.00%, 02/01/2036 (Callable 02/01/2029)	225,000	233,478
4.00%, 02/01/2038 (Callable 02/01/2029)	150,000	150,304
5.25%, 02/01/2041 (Callable 02/01/2034)	1,255,000	1,348,726

The accompanying notes are an integral part of these financial statements.

286

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Village of Westchester IL
4.00%, 12/01/2032 (Callable 12/01/2029)	$500,000	$509,859
5.00%, 12/15/2039 (Callable 12/15/2034)	900,000	986,612
5.00%, 12/15/2040 (Callable 12/15/2034)	535,000	586,816
5.00%, 12/15/2041 (Callable 12/15/2034)	650,000	710,694
5.00%, 12/15/2042 (Callable 12/15/2034)	1,000,000	1,088,187
Village of Woodridge IL, 4.00%, 02/01/2036 (Callable 02/01/2030)	1,210,000	1,229,658
Whiteside & Lee Counties Community Unit School District No 5 Sterling
4.00%, 12/01/2028	530,000	545,097
4.00%, 12/01/2028	5,000	5,172
4.00%, 12/01/2031 (Callable 12/01/2029)	630,000	648,658
4.00%, 12/01/2032 (Callable 12/01/2029)	500,000	512,295
4.00%, 12/01/2033 (Callable 12/01/2029)	685,000	699,279
5.00%, 12/01/2040 (Callable 12/01/2034)	810,000	878,263
5.00%, 12/01/2041 (Callable 12/01/2034)	870,000	938,401
5.00%, 12/01/2042 (Callable 12/01/2034)	1,575,000	1,690,745
Whiteside County Community Unit School District No 2 River Bend
5.00%, 12/01/2037 (Callable 12/01/2035)	440,000	486,663
5.00%, 12/01/2038 (Callable 12/01/2035)	725,000	797,520
5.00%, 12/01/2039 (Callable 12/01/2035)	325,000	354,734
5.00%, 12/01/2040 (Callable 12/01/2035)	275,000	300,105
5.00%, 12/01/2041 (Callable 12/01/2035)	600,000	650,545
5.00%, 12/01/2042 (Callable 12/01/2035)	590,000	636,851
5.00%, 12/01/2043 (Callable 12/01/2035)	545,000	585,555
5.00%, 12/01/2044 (Callable 12/01/2035)	100,000	106,534
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2027(e)	1,805,000	1,774,790
0.00%, 01/01/2028(e)	1,140,000	1,085,479
0.00%, 01/01/2032(e)	110,000	89,655

	Par	Value
0.00%, 01/01/2033(e)	$1,085,000	$852,328
4.00%, 01/01/2034 (Callable 01/01/2029)	410,000	413,016
Will County Community High School District No. 210
0.00%, 01/01/2027(e)	415,000	408,054
0.00%, 01/01/2028(e)	680,000	647,479
0.00%, 01/01/2028(e)	80,000	76,062
0.00%, 01/01/2029(e)	145,000	133,031
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2030	540,000	576,001
5.00%, 01/15/2031	750,000	811,368
5.00%, 01/15/2032	595,000	651,498
4.00%, 01/01/2033 (Callable 01/01/2028)	745,000	753,748
4.00%, 01/01/2035 (Callable 01/01/2028)	480,000	484,792
5.00%, 01/15/2039 (Callable 01/15/2034)	595,000	646,574
5.00%, 01/15/2040 (Callable 01/15/2034)	875,000	944,041
5.00%, 01/15/2041 (Callable 01/15/2034)	635,000	682,440
5.00%, 01/15/2042 (Callable 01/15/2034)	670,000	715,277
5.00%, 01/15/2043 (Callable 01/15/2034)	720,000	767,342
Will County Community Unit School District No 209-U Wilmington
5.00%, 02/01/2030	250,000	266,550
5.00%, 02/01/2031	395,000	426,021
5.00%, 02/01/2032	400,000	436,315
5.00%, 02/01/2033	765,000	841,873
5.00%, 02/01/2034	410,000	454,778
Will County School District No 114 Manhattan
5.50%, 01/01/2047 (Callable 01/01/2033)	1,340,000	1,435,005
5.50%, 01/01/2049 (Callable 01/01/2033)	1,000,000	1,060,840
Will County School District No 86 Joliet, 5.00%, 03/01/2044 (Callable 03/01/2033)	430,000	450,478
Williamson Jackson Etc Counties Community College Dist No 530 John A Logan Clg
5.00%, 12/01/2029	250,000	266,164
5.00%, 12/01/2030	250,000	269,594
5.00%, 12/01/2031	255,000	277,764
5.00%, 12/01/2032	350,000	383,795
5.00%, 12/01/2033	300,000	333,386
5.00%, 12/01/2034	385,000	428,529
		622,480,234

The accompanying notes are an integral part of these financial statements.

287

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - 4.0%
Alexandria School Building Corp., 5.00%, 07/15/2040 (Callable 07/15/2036)	$560,000	$620,090
Aurora School Building Corp.
5.00%, 01/15/2036 (Callable 07/15/2033)	1,200,000	1,322,398
5.00%, 01/15/2038 (Callable 07/15/2033)	500,000	547,213
Avon Community School Building Corp.
5.00%, 07/15/2038 (Callable 01/15/2035)	2,350,000	2,613,242
5.50%, 07/15/2040 (Callable 07/15/2033)	750,000	836,921
5.50%, 01/15/2043 (Callable 07/15/2033)	1,660,000	1,830,897
Ball State University, 5.00%, 07/01/2035 (Callable 07/01/2028)	500,000	515,220
Bloomington Redevelopment District, 5.25%, 08/01/2036 (Callable 08/01/2029)	3,450,000	3,637,380
Blue River Valley School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	650,000	689,704
Bluffton-Harrison Middle School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	560,000	607,019
5.50%, 01/15/2043 (Callable 07/15/2031)	450,000	482,473
Brownsburg 1999 School Building Corp.
5.00%, 07/15/2040 (Callable 07/15/2034)	2,330,000	2,530,528
5.50%, 07/15/2041 (Callable 07/15/2031)	385,000	417,037
Carmel Local Public Improvement Bond Bank
5.00%, 07/15/2032 (Callable 08/01/2026)	1,675,000	1,677,564
5.00%, 07/15/2034 (Callable 08/01/2026)	200,000	200,290
City of Carmel IN Waterworks Revenue
5.25%, 05/01/2047 (Callable 05/01/2032)	875,000	920,924
5.25%, 05/01/2051 (Callable 05/01/2032)	1,875,000	1,955,709
City of Elkhart IN Redevelopment District, 5.00%, 08/01/2030 (Callable 08/01/2026)	1,045,000	1,046,000
City of Franklin IN Sewage Works Revenue
5.00%, 03/01/2035	275,000	310,228

	Par	Value
5.00%, 03/01/2036 (Callable 03/01/2035)	$325,000	$363,958
5.00%, 03/01/2037 (Callable 03/01/2035)	500,000	556,250
5.00%, 03/01/2038 (Callable 03/01/2035)	500,000	553,059
5.00%, 03/01/2039 (Callable 03/01/2035)	450,000	495,249
City of Indianapolis Department of Public Utilities Water System Revenue, 5.00%, 10/01/2028 (Callable 10/01/2026)	200,000	201,100
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 08/01/2026)	6,000,000	5,999,022
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 08/01/2026)	1,000,000	999,970
City of Mishawaka IN Sewage Works Revenue, 0.05%, 03/01/2043 (Callable 09/01/2033)	600,000	301,336
City of Wabash IN Sewage Works Revenue, 7.00%, 04/01/2042 (Callable 04/01/2036)	660,000	831,108
Clark-Pleasant Community School Building Corp., 5.25%, 07/15/2038 (Callable 07/15/2032)	1,380,000	1,518,128
Columbus Multi School Building Corp.
5.00%, 07/15/2042 (Callable 07/15/2034)	700,000	755,800
5.00%, 01/15/2044 (Callable 07/15/2034)	1,050,000	1,125,361
Concord Community Schools Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	1,250,000	1,343,013
Crown Point Multi School Building Corp., 5.00%, 01/15/2040 (Callable 01/15/2031)	4,625,000	4,914,587
East Allen Multi School Building Corp.
5.00%, 07/15/2042 (Callable 07/15/2033)	3,180,000	3,403,981
5.00%, 07/15/2043 (Callable 07/15/2033)	1,010,000	1,077,287
Eastern Greene School Building Corp.
6.00%, 07/15/2042 (Callable 07/15/2035)	1,000,000	1,159,659
6.00%, 01/15/2045 (Callable 07/15/2035)	675,000	769,547
Evansville Waterworks District
5.00%, 07/01/2042 (Callable 01/01/2032)	900,000	958,294
5.00%, 07/01/2047 (Callable 01/01/2032)	2,150,000	2,223,608
Fishers Town Hall Building Corp.
5.50%, 07/15/2038 (Callable 07/15/2032)	1,000,000	1,117,685

The accompanying notes are an integral part of these financial statements.

288

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
5.50%, 07/15/2039 (Callable 01/15/2034)	$715,000	$808,409
5.50%, 01/15/2042 (Callable 07/15/2032)	970,000	1,074,023
5.63%, 07/15/2048 (Callable 01/15/2034)	3,250,000	3,528,928
5.63%, 07/15/2053 (Callable 01/15/2034)	2,500,000	2,702,582
Frankfort Redevelopment Authority, 5.00%, 02/01/2041 (Callable 08/01/2032)	3,375,000	3,583,443
Greater Clark Building Corp.
6.00%, 07/15/2034 (Callable 07/15/2032)	1,120,000	1,298,826
6.00%, 07/15/2036 (Callable 07/15/2033)	500,000	589,179
6.00%, 07/15/2038 (Callable 07/15/2033)	290,000	339,563
5.00%, 07/15/2039 (Callable 07/15/2035)	550,000	609,303
6.00%, 07/15/2039 (Callable 07/15/2033)	525,000	611,510
6.00%, 07/15/2040 (Callable 07/15/2033)	650,000	753,240
6.00%, 07/15/2040 (Callable 07/15/2033)	500,000	579,416
5.00%, 07/15/2041 (Callable 07/15/2035)	575,000	628,178
6.00%, 07/15/2041 (Callable 07/15/2033)	650,000	750,060
6.00%, 07/15/2041 (Callable 07/15/2033)	1,025,000	1,182,788
6.00%, 01/15/2042 (Callable 07/15/2032)	8,420,000	9,528,427
5.00%, 07/15/2042 (Callable 07/15/2035)	800,000	862,819
6.00%, 01/15/2043 (Callable 07/15/2033)	1,120,000	1,282,216
5.00%, 07/15/2043 (Callable 07/15/2035)	1,310,000	1,404,628
5.00%, 07/15/2044 (Callable 07/15/2035)	1,350,000	1,438,980
5.00%, 01/15/2046 (Callable 07/15/2035)	1,100,000	1,152,598
Greater Jasper School Building Corp./IN, 5.00%, 07/15/2039 (Callable 07/15/2031)	1,000,000	1,067,672
Greenfield Middle School Building Corp., 4.00%, 01/15/2033 (Callable 08/01/2026)	1,705,000	1,705,715
Hamilton Southeastern Consolidated School Building Corp.
5.00%, 07/15/2037 (Callable 07/15/2035)	1,270,000	1,427,072

	Par	Value
5.00%, 07/15/2038 (Callable 07/15/2035)	$1,365,000	$1,525,541
5.00%, 07/15/2039 (Callable 07/15/2035)	955,000	1,060,306
Hammond Local Public Improvement Bond Bank
4.63%, 01/15/2033 (Callable 07/15/2028)(b)	2,000,000	1,999,286
4.50%, 07/15/2037 (Callable 07/15/2030)	455,000	459,821
5.00%, 01/15/2043 (Callable 07/15/2030)	2,315,000	2,353,698
Hammond Multi-School Building Corp.
4.50%, 07/15/2026 (Callable 07/02/2026)	315,000	315,162
5.00%, 07/15/2034 (Callable 01/15/2028)	2,000,000	2,053,874
5.00%, 07/15/2038 (Callable 01/15/2028)	6,110,000	6,249,507
Indiana Finance Authority
5.00%, 07/01/2027	1,445,000	1,470,674
5.00%, 09/01/2027	1,595,000	1,615,232
5.00%, 10/01/2027	245,000	245,550
5.00%, 07/01/2028	1,515,000	1,568,219
5.00%, 09/01/2028	1,675,000	1,712,921
5.00%, 10/01/2028 (Callable 10/01/2027)	1,000,000	1,001,857
5.00%, 10/01/2029	220,000	220,696
2.50%, 11/01/2030	2,550,000	2,455,084
5.00%, 10/01/2031	250,000	249,125
5.00%, 10/01/2033 (Callable 10/01/2031)	230,000	225,805
5.00%, 02/01/2036 (Callable 02/01/2029)	250,000	262,344
4.75%, 06/01/2036 (Callable 12/01/2033)	3,005,000	3,159,706
5.25%, 10/01/2038 (Callable 10/01/2030)	1,150,000	1,237,021
5.00%, 10/01/2063 (Callable 10/01/2030)(a)	4,000,000	4,354,969
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	1,500,000	1,506,102
Indiana Housing & Community Development Authority
2.90%, 03/01/2029 (Callable 03/01/2028)(a)	55,000	54,971
5.00%, 07/01/2053 (Callable 01/01/2032)	3,285,000	3,393,235
Indiana Municipal Power Agency
5.00%, 01/01/2042 (Callable 07/01/2026)	13,000,000	13,000,000
5.00%, 01/01/2042 (Callable 01/01/2029)	2,160,000	2,238,998

The accompanying notes are an integral part of these financial statements.

289

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2036 (Callable 01/01/2028)	$2,000,000	$2,057,740
5.00%, 02/01/2037 (Callable 02/01/2029)	3,690,000	3,855,546
5.25%, 01/01/2039 (Callable 01/01/2032)(c)	2,275,000	2,442,758
6.00%, 02/01/2042 (Callable 02/01/2033)	2,390,000	2,737,338
6.00%, 02/01/2043 (Callable 02/01/2033)	1,500,000	1,712,312
5.25%, 03/01/2043 (Callable 03/01/2033)	1,750,000	1,887,639
6.00%, 02/01/2048 (Callable 02/01/2033)	6,000,000	6,662,405
5.00%, 02/01/2049 (Callable 02/01/2034)	2,000,000	2,105,132
IPS Multi-School Building Corp.
5.25%, 07/15/2040 (Callable 07/15/2031)	1,200,000	1,291,641
5.25%, 07/15/2041 (Callable 07/15/2031)	2,000,000	2,145,520
5.25%, 07/15/2041 (Callable 01/15/2032)	2,100,000	2,275,612
5.25%, 07/15/2042 (Callable 07/15/2031)	1,660,000	1,774,868
4.25%, 07/15/2043 (Callable 07/15/2031)	500,000	501,065
5.00%, 07/15/2043 (Callable 07/15/2033)	2,875,000	3,066,534
5.25%, 07/15/2043 (Callable 01/15/2032)	1,500,000	1,615,614
5.00%, 07/15/2044 (Callable 07/15/2035)	1,305,000	1,399,159
5.00%, 07/15/2045 (Callable 07/15/2035)	1,000,000	1,062,938
Jennings County School Building Corp., 2.75%, 07/15/2026 (Callable 07/02/2026)	305,000	304,937
Knightstown High School Building Corp.
5.00%, 07/10/2043 (Callable 01/10/2036)	1,015,000	1,102,440
5.00%, 01/10/2045 (Callable 01/10/2036)	575,000	614,184
Lake Ridge Multi-School Building Corp., 5.50%, 07/15/2038 (Callable 07/15/2032)	3,265,000	3,609,750
Lawrence Township School Building Corp., 5.00%, 07/15/2039 (Callable 07/15/2035)	2,545,000	2,819,409

	Par	Value
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2032 (Callable 07/15/2031)	$700,000	$781,231
5.50%, 07/15/2034 (Callable 07/15/2031)	200,000	222,106
5.50%, 07/15/2035 (Callable 07/15/2031)	400,000	443,133
5.50%, 07/15/2036 (Callable 07/15/2031)	750,000	828,051
5.50%, 07/15/2037 (Callable 07/15/2031)	655,000	720,773
5.50%, 07/15/2038 (Callable 07/15/2031)	1,150,000	1,261,951
5.50%, 07/15/2039 (Callable 07/15/2031)	1,785,000	1,956,164
5.50%, 07/15/2040 (Callable 07/15/2031)	2,840,000	3,104,411
5.50%, 01/15/2042 (Callable 07/15/2031)	2,950,000	3,205,675
New Albany-Floyd County School Building Corp.
5.00%, 07/15/2041 (Callable 07/15/2034)	3,640,000	3,955,266
5.00%, 07/15/2042 (Callable 07/15/2034)	4,925,000	5,338,858
Noblesville Community Development Corp., 5.00%, 08/01/2037 (Callable 02/01/2034)	3,475,000	3,823,761
Noblesville High School Building Corp.
6.00%, 07/15/2038 (Callable 07/15/2033)	350,000	406,950
6.00%, 07/15/2040 (Callable 07/15/2033)	625,000	719,212
6.00%, 01/15/2043 (Callable 07/15/2033)	1,750,000	1,984,878
North Lawrence Community Schools Building Corp.
5.00%, 01/15/2030	115,000	123,270
5.00%, 07/15/2030	120,000	129,670
5.00%, 01/15/2031	120,000	130,620
5.00%, 07/15/2031	160,000	175,358
5.00%, 01/15/2032	130,000	143,394
5.00%, 07/15/2032	160,000	177,544
5.00%, 01/15/2033	170,000	189,690
5.00%, 01/15/2034	270,000	303,974
5.00%, 07/15/2034	150,000	169,550
5.00%, 07/15/2035 (Callable 07/15/2034)	370,000	415,005
5.00%, 07/15/2036 (Callable 07/15/2034)	375,000	416,770
5.00%, 07/15/2037 (Callable 07/15/2034)	520,000	574,272
5.00%, 07/15/2038 (Callable 07/15/2034)	500,000	549,483

The accompanying notes are an integral part of these financial statements.

290

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
5.00%, 07/15/2039 (Callable 07/15/2034)	$500,000	$546,937
5.00%, 07/15/2040 (Callable 07/15/2034)	375,000	408,360
North Putnam Middle School Building Corp./IN, 5.00%, 01/15/2044 (Callable 07/15/2034)	1,190,000	1,270,340
Northwestern School Building Corp.
5.00%, 07/15/2035 (Callable 07/15/2031)	580,000	629,135
6.00%, 07/15/2036 (Callable 07/15/2031)	845,000	954,946
6.00%, 07/15/2038 (Callable 07/15/2031)	1,600,000	1,794,863
6.00%, 07/15/2041 (Callable 07/15/2031)	900,000	994,253
Penn High School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2032)	515,000	543,537
Plainfield Redevelopment Authority, 5.00%, 02/01/2027	500,000	505,440
Richland-Bean Blossom 2000 School Building Corp., 5.00%, 07/15/2040 (Callable 07/15/2031)	250,000	266,590
Salem Elementary School Building Corp./IN, 5.00%, 01/15/2036 (Callable 07/15/2031)	1,005,000	1,074,125
Shelby Eastern Multi-School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	1,000,000	1,060,828
Silver Creek School Building Corp., 3.00%, 01/15/2040 (Callable 07/15/2031)	1,200,000	1,035,949
Southeast Dubois County School Building Corp.
5.00%, 07/15/2043 (Callable 07/15/2034)	1,065,000	1,144,555
5.00%, 07/15/2044 (Callable 07/15/2034)	565,000	603,145
5.00%, 01/15/2046 (Callable 07/15/2034)	325,000	342,030
Sunman-Dearborn High School Building Corp.
5.00%, 07/15/2039 (Callable 07/15/2033)	235,000	255,716
5.00%, 07/15/2042 (Callable 07/15/2033)	1,800,000	1,932,521
Taylor Community School Building Corp., 0.00%, 07/15/2029 (Callable 08/01/2026)(e)	360,000	321,917
Tippecanoe County School Building Corp.
6.00%, 07/15/2036 (Callable 07/15/2032)	510,000	588,016

	Par	Value
6.00%, 07/15/2038 (Callable 07/15/2032)	$735,000	$841,432
6.00%, 07/15/2039 (Callable 07/15/2033)	1,000,000	1,162,059
6.00%, 01/15/2043 (Callable 07/15/2033)	1,000,000	1,144,169
Tri-Creek 2002 High School Building Corp.
4.00%, 07/15/2039 (Callable 07/15/2028)	345,000	345,624
5.50%, 07/15/2043 (Callable 07/15/2033)	4,930,000	5,466,417
Wayne Township School Building Corp./Marion County IN
5.00%, 07/15/2040 (Callable 07/15/2034)	550,000	597,529
5.00%, 07/15/2042 (Callable 07/15/2034)	990,000	1,067,169
5.00%, 07/15/2044 (Callable 07/15/2034)	845,000	902,407
Western School Building Corp.
5.00%, 07/15/2040 (Callable 07/15/2032)	1,385,000	1,484,736
5.00%, 07/15/2042 (Callable 07/15/2032)	465,000	493,616
5.00%, 01/15/2044 (Callable 07/15/2032)	1,000,000	1,052,668
Westfield-Washington Multi-School Building Corp.
5.00%, 07/15/2039 (Callable 07/15/2034)	3,585,000	3,929,390
5.00%, 07/15/2039 (Callable 07/15/2034)	2,530,000	2,773,042
5.00%, 07/15/2040 (Callable 07/15/2034)	3,535,000	3,836,680
5.00%, 07/15/2040 (Callable 07/15/2034)	2,570,000	2,789,326
5.50%, 07/15/2040 (Callable 07/15/2031)	945,000	1,034,353
5.00%, 07/15/2041 (Callable 07/15/2034)	1,810,000	1,956,325
5.50%, 01/15/2043 (Callable 07/15/2031)	565,000	612,690
Wheeler-Union Township School Building Corp., 5.00%, 01/15/2042 (Callable 07/15/2030)	1,225,000	1,283,593
Whitley County Multi School Building Corp., 5.00%, 01/15/2039 (Callable 01/15/2030)	1,060,000	1,112,929
		277,783,036
Iowa - 1.2%
Ballard Community School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,150,000	1,129,174
City of Ames IA, 4.00%, 06/15/2035 (Callable 08/16/2026)	1,510,000	1,510,279

The accompanying notes are an integral part of these financial statements.

291

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Iowa - (Continued)
City of Bondurant IA
5.00%, 06/01/2029	$1,045,000	$1,096,062
5.00%, 06/01/2030	1,050,000	1,114,701
5.00%, 06/01/2031	1,065,000	1,141,448
5.00%, 06/01/2032	1,000,000	1,081,398
5.00%, 06/01/2033	1,495,000	1,629,630
5.25%, 06/01/2034 (Callable 06/01/2033)	1,595,000	1,765,735
5.25%, 06/01/2035 (Callable 06/01/2033)	1,775,000	1,956,341
5.25%, 06/01/2036 (Callable 06/01/2033)	1,890,000	2,073,880
5.25%, 06/01/2037 (Callable 06/01/2033)	1,990,000	2,176,608
5.25%, 06/01/2038 (Callable 06/01/2033)	1,085,000	1,184,927
City of Coralville IA
4.00%, 05/01/2030 (Callable 05/01/2029)	1,000,000	988,923
4.50%, 06/01/2032 (Callable 08/01/2026)	3,915,000	3,879,926
3.00%, 05/01/2033 (Callable 05/01/2029)	1,000,000	924,026
5.00%, 05/01/2035 (Callable 05/01/2031)	650,000	696,692
5.00%, 05/01/2036 (Callable 05/01/2031)	685,000	732,213
5.00%, 05/01/2037 (Callable 05/01/2031)	725,000	772,168
5.00%, 06/01/2041 (Callable 06/01/2030)	555,000	578,615
5.00%, 05/01/2042 (Callable 05/01/2030)	1,500,000	1,557,770
5.00%, 06/01/2042 (Callable 06/01/2030)	585,000	607,611
5.00%, 06/01/2043 (Callable 06/01/2030)	615,000	638,288
5.00%, 06/01/2044 (Callable 06/01/2030)	585,000	606,358
City of Le Mars IA Water Revenue
5.00%, 06/01/2035 (Callable 06/01/2033)	1,030,000	1,132,207
5.00%, 06/01/2036 (Callable 06/01/2033)	1,295,000	1,415,428
5.00%, 06/01/2037 (Callable 06/01/2033)	1,360,000	1,478,992
5.00%, 06/01/2042 (Callable 06/01/2033)	1,615,000	1,722,261
City of Stuart IA
5.13%, 06/01/2042 (Callable 06/01/2032)	525,000	536,801
5.25%, 06/01/2045 (Callable 06/01/2032)	680,000	693,088

	Par	Value
College Community School District Infrastructure Sales Services & Use Tax, 4.00%, 06/01/2033 (Callable 06/01/2030)	$1,820,000	$1,867,895
County of Floyd IA, 2.00%, 06/01/2029 (Callable 08/01/2026)	500,000	478,020
County of Polk IA, 5.25%, 06/01/2041 (Callable 06/01/2033)(c)	1,025,000	1,102,414
Crawford County Memorial Hospital, Inc., 5.00%, 06/15/2027 (Callable 12/15/2026)	3,000,000	3,011,505
Guthrie County Hospital, 4.50%, 02/01/2029 (Callable 08/01/2028)	4,000,000	4,004,933
Iowa City Community School District
5.00%, 06/01/2029 (Callable 06/01/2027)	1,250,000	1,266,516
4.00%, 06/01/2031 (Callable 06/01/2027)	805,000	805,145
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(b)	2,500,000	2,255,766
5.00%, 08/01/2039 (Callable 08/01/2032)	1,000,000	1,092,512
5.00%, 01/01/2044 (Callable 07/01/2033)	750,000	798,696
3.50%, 01/01/2047 (Callable 07/02/2026)	215,000	215,000
4.00%, 07/01/2047 (Callable 07/01/2028)	725,000	733,486
5.00%, 01/01/2049 (Callable 07/01/2033)	2,035,000	2,101,365
Iowa Higher Education Loan Authority
3.00%, 04/01/2029	870,000	856,727
5.00%, 10/01/2029	1,160,000	1,221,533
3.00%, 04/01/2030	650,000	635,097
3.00%, 04/01/2031	525,000	508,338
5.00%, 10/01/2034 (Callable 10/01/2030)	300,000	315,113
5.00%, 10/01/2035 (Callable 10/01/2030)	360,000	377,013
5.00%, 10/01/2036 (Callable 10/01/2030)	365,000	381,096
5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,008,368
4.75%, 10/01/2042 (Callable 10/01/2030)	750,000	758,377
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2032(c)	1,775,000	1,891,629
5.00%, 12/01/2034(c)	1,640,000	1,746,645
Jesup Community School District Infrastructure Sales Services & Use Tax, 4.00%, 07/01/2039 (Callable 07/01/2033)	545,000	549,560

The accompanying notes are an integral part of these financial statements.

292

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Iowa - (Continued)
Linn-Mar Community School District, 4.00%, 06/01/2033 (Callable 06/01/2031)	$3,370,000	$3,496,539
PEFA, Inc.
5.00%, 04/01/2035 (Callable 01/01/2035)	3,000,000	3,198,505
5.00%, 09/01/2049 (Callable 09/01/2026)(a)	3,485,000	3,497,272
Southern Iowa Rural Water Association, 3.00%, 12/01/2032 (Callable 12/01/2028)	1,030,000	1,001,925
Western Dubuque County Community Sch Dist Infrastructr Sales Services & Use Tax, 2.00%, 06/01/2028 (Callable 08/01/2026)	565,000	545,138
Xenia Rural Water District, 5.00%, 12/01/2028 (Callable 12/01/2026)	385,000	387,901
		79,931,579
Kansas - 0.9%
City of Abilene KS, 3.38%, 03/01/2029 (Callable 03/01/2027)	2,000,000	2,002,674
City of Garden City KS, 5.38%, 06/01/2039 (Callable 06/01/2030)(b)	1,750,000	1,764,656
City of Goddard KS, 3.50%, 06/01/2034 (Callable 07/22/2026)	2,395,000	2,348,832
City of Independence KS, 4.00%, 10/01/2027 (Callable 08/01/2026)	2,000,000	2,001,561
City of Linn Valley KS, 5.00%, 06/01/2028 (Callable 06/01/2027)	7,502,000	7,642,141
City of Merriam KS, 4.50%, 08/01/2040 (Callable 08/01/2033)	4,000,000	4,249,978
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 08/01/2026)	3,750,000	3,750,922
City of Wichita KS
5.00%, 12/01/2031 (Callable 08/01/2026)(c)	1,000,000	1,001,457
5.00%, 12/01/2032 (Callable 08/01/2026)(c)	2,055,000	2,057,926
4.00%, 09/01/2038 (Callable 09/01/2027)	885,000	887,616
Johnson & Miami Counties Unified School District No 230 Spring Hills
6.00%, 09/01/2040 (Callable 09/01/2035)	2,600,000	3,080,850
6.00%, 09/01/2043 (Callable 09/01/2035)	1,600,000	1,856,785

	Par	Value
6.00%, 09/01/2045 (Callable 09/01/2035)	$1,350,000	$1,548,788
Kansas Development Finance Authority, 3.10%, 09/01/2028(a)	2,250,000	2,253,919
Kansas Power Pool, 4.00%, 12/01/2040 (Callable 12/01/2029)	1,095,000	1,085,956
Leavenworth County Unified School District No 469, 4.00%, 09/01/2026	800,000	800,761
McPherson County Unified School District No 418 McPherson
5.00%, 09/01/2041 (Callable 09/01/2034)	300,000	326,944
5.00%, 09/01/2042 (Callable 09/01/2034)	300,000	325,498
5.00%, 09/01/2043 (Callable 09/01/2034)	375,000	405,229
5.00%, 09/01/2044 (Callable 09/01/2034)	700,000	752,309
5.00%, 09/01/2046 (Callable 09/01/2034)	250,000	265,002
5.00%, 09/01/2047 (Callable 09/01/2034)	400,000	420,037
5.00%, 09/01/2048 (Callable 09/01/2034)	1,000,000	1,044,733
Miami County Unified School District No 367 Osawatomie
5.25%, 09/01/2040 (Callable 09/01/2034)	500,000	545,284
5.25%, 09/01/2041 (Callable 09/01/2034)	685,000	740,437
5.25%, 09/01/2042 (Callable 09/01/2034)	420,000	452,005
Rawlins County Unified School District No 105, 7.00%, 09/01/2043 (Callable 09/01/2031)	215,000	246,768
Sedgwick County Unified School District No 263 Mulvane
5.00%, 09/01/2040 (Callable 09/01/2034)	1,210,000	1,321,602
5.00%, 09/01/2041 (Callable 09/01/2034)	2,300,000	2,498,128
5.00%, 09/01/2042 (Callable 09/01/2034)	1,355,000	1,464,231
Wabaunsee County Unified School District No 330 Mission Valley
5.50%, 09/01/2042 (Callable 09/01/2031)	750,000	811,450
5.50%, 09/01/2047 (Callable 09/01/2031)	750,000	791,577
Wyandotte County-Kansas City Unified Government, 4.75%, 03/01/2041 (Callable 03/01/2031)(b)	4,500,000	4,468,789

The accompanying notes are an integral part of these financial statements.

293

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kansas - (Continued)
Wyandotte County-Kansas City Unified Government Utility System Revenue
5.00%, 09/01/2036 (Callable 09/01/2026)	$4,980,000	$4,993,228
5.00%, 09/01/2044 (Callable 07/27/2026)	1,740,000	1,740,670
		61,948,743
Kentucky - 0.9%
City of Covington KY, 6.00%, 12/01/2038 (Callable 12/01/2032)	205,000	234,970
City of Newport KY, 2.00%, 02/01/2038 (Callable 02/01/2029)	620,000	487,452
City of Versailles KY, 3.00%, 08/15/2026	3,000,000	3,000,130
County of Leslie KY, 4.00%, 02/01/2052 (Callable 02/01/2030)	1,485,000	1,250,470
Kentucky Association of Counties Finance Corp., 3.00%, 02/01/2038 (Callable 02/01/2029)	1,210,000	1,076,995
Kentucky Bond Development Corp.
5.00%, 07/01/2038 (Callable 07/01/2036)	950,000	1,054,313
5.00%, 07/01/2039 (Callable 07/01/2036)	910,000	1,004,331
5.00%, 07/01/2040 (Callable 07/01/2036)	825,000	907,106
5.00%, 07/01/2041 (Callable 07/01/2036)	735,000	803,318
5.00%, 07/01/2042 (Callable 07/01/2036)	705,000	765,949
Kentucky Economic Development Finance Authority
0.00%, 10/01/2026(e)	835,000	828,736
0.00%, 10/01/2027(e)	920,000	888,125
0.00%, 10/01/2028(e)	1,040,000	975,343
5.00%, 07/01/2033 (Callable 08/01/2026)	1,295,000	1,296,547
Kentucky Housing Corp.
3.15%, 05/01/2030 (Callable 05/01/2028)(a)	1,300,000	1,303,844
5.00%, 09/01/2043 (Callable 08/01/2026)(a)	3,000,000	3,005,156
Kentucky Municipal Power Agency
5.00%, 09/01/2033 (Callable 09/01/2028)	1,160,000	1,195,217
5.00%, 09/01/2042 (Callable 07/27/2026)	2,000,000	2,000,966
Kentucky Public Energy Authority
4.00%, 08/01/2027	570,000	574,982

	Par	Value
5.00%, 05/01/2036 (Callable 02/01/2036)	$4,250,000	$4,477,585
5.00%, 01/01/2055 (Callable 05/01/2032)(a)	2,315,000	2,447,500
5.25%, 06/01/2055 (Callable 09/01/2029)(a)	14,000,000	14,833,188
Kentucky State Property & Building Commission, 5.00%, 04/01/2037 (Callable 04/01/2027)	2,500,000	2,531,070
Lexington-Fayette Urban County Airport Board
5.00%, 07/01/2043 (Callable 07/01/2033)	570,000	598,468
5.25%, 07/01/2048 (Callable 07/01/2033)	525,000	549,297
Logan County School District Finance Corp., 5.00%, 09/01/2036 (Callable 09/01/2033)	1,000,000	1,089,781
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033 (Callable 04/01/2031)	475,000	412,043
5.00%, 10/01/2047 (Callable 07/22/2026)(a)	1,500,000	1,506,761
Morgan County School District Finance Corp., 3.00%, 08/01/2032 (Callable 08/01/2027)	500,000	489,127
Paducah Electric Plant Board, 5.00%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,004,563
Paducah Independent School District Finance Corp., 3.50%, 09/01/2033 (Callable 09/01/2026)	300,000	300,073
Pineville Independent School District Finance Corp., 4.00%, 05/01/2036 (Callable 05/01/2032)	180,000	185,347
Rural Water Financing Agency, 2.88%, 08/01/2028 (Callable 02/01/2027)	4,875,000	4,844,887
University of Louisville, 4.50%, 03/01/2036 (Callable 09/01/2026)	4,000,000	4,004,451
		61,928,091
Louisiana - 0.8%
City of Pineville LA Utilities Revenue
4.00%, 05/01/2034 (Callable 05/01/2032)	400,000	413,057
4.00%, 05/01/2037 (Callable 05/01/2032)	325,000	331,339
City of Ruston LA
5.00%, 09/01/2028	200,000	208,286
5.00%, 09/01/2029	250,000	264,118
5.00%, 09/01/2030	275,000	294,372
5.00%, 09/01/2031	300,000	324,111
5.00%, 09/01/2032	300,000	326,326
5.00%, 09/01/2033	330,000	361,205

The accompanying notes are an integral part of these financial statements.

294

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Louisiana - (Continued)
5.00%, 09/01/2034	$260,000	$286,294
5.00%, 09/01/2036 (Callable 09/01/2034)	585,000	639,171
5.00%, 09/01/2041 (Callable 09/01/2034)	1,000,000	1,056,028
5.00%, 09/01/2044 (Callable 09/01/2034)	500,000	524,950
City of Shreveport LA
5.00%, 08/01/2027	1,630,000	1,663,984
5.00%, 03/01/2031	300,000	324,407
5.25%, 03/01/2037 (Callable 03/01/2035)	500,000	565,531
5.25%, 03/01/2038 (Callable 03/01/2035)	400,000	449,846
5.25%, 03/01/2039 (Callable 03/01/2035)	500,000	559,497
5.00%, 03/01/2041 (Callable 03/01/2035)	820,000	891,901
5.00%, 03/01/2044 (Callable 03/01/2035)	1,000,000	1,065,111
City of Shreveport LA Water & Sewer Revenue
4.00%, 12/01/2034 (Callable 12/01/2028)	1,225,000	1,226,855
5.00%, 12/01/2036 (Callable 12/01/2027)	525,000	536,798
East Baton Rouge Sewerage Commission, 1.30%, 02/01/2041 (Callable 08/01/2027)(a)	655,000	626,622
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2037 (Callable 07/15/2033)	2,875,000	3,155,287
Juban Crossing Economic Development District
5.00%, 09/15/2035	675,000	716,277
6.00%, 09/15/2045 (Callable 09/15/2030)	925,000	986,406
Louisiana Housing Corp.
4.00%, 01/01/2043 (Callable 07/22/2026)(a)	4,500,000	4,502,686
5.00%, 07/01/2046(a)	3,024,000	3,024,000
4.50%, 12/01/2047 (Callable 12/01/2027)	65,000	65,376
Louisiana Local Government Environmental Facilities & Community Development Auth
4.25%, 04/01/2043 (Callable 04/01/2033)	100,000	101,769
5.00%, 10/01/2043 (Callable 10/01/2033)	550,000	585,783
5.00%, 04/01/2048 (Callable 04/01/2033)	800,000	830,999

	Par	Value
5.13%, 10/01/2048 (Callable 10/01/2033)	$700,000	$727,610
5.13%, 11/01/2050 (Callable 11/01/2035)(b)	3,500,000	3,568,783
4.50%, 04/01/2053 (Callable 04/01/2033)	350,000	351,765
5.00%, 04/01/2053 (Callable 04/01/2033)	800,000	822,901
Louisiana Public Facilities Authority
5.25%, 10/01/2031	2,310,000	2,462,375
5.00%, 05/15/2033 (Callable 05/15/2027)	2,000,000	2,028,140
5.00%, 12/15/2034 (Callable 12/15/2032)(b)	2,110,000	2,162,110
5.00%, 07/01/2037 (Callable 01/01/2029)	1,615,000	1,673,798
5.00%, 07/01/2038 (Callable 01/01/2029)	1,360,000	1,407,083
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2028 (Callable 10/01/2027)	660,000	658,208
New Orleans Aviation Board
5.00%, 01/01/2033 (Callable 01/01/2028)	2,000,000	2,056,464
5.25%, 01/01/2043 (Callable 01/01/2034)(c)	5,000,000	5,399,201
5.00%, 10/01/2043 (Callable 10/01/2028)	1,000,000	1,022,636
Parish of St John the Baptist LA
5.00%, 03/01/2031 (Callable 03/01/2029)	385,000	406,816
5.00%, 03/01/2032 (Callable 03/01/2029)	500,000	527,526
Parish of Terrebonne LA Sales & Use Tax Revenue, 0.00%, 04/01/2034(e)	815,000	619,195
Rapides Parish School District No 52 Pineville
5.00%, 03/01/2031	175,000	190,427
5.00%, 03/01/2032	315,000	347,130
5.00%, 03/01/2033	225,000	250,677
5.00%, 03/01/2034	215,000	241,681
5.00%, 03/01/2035	215,000	243,408
5.25%, 03/01/2036 (Callable 03/01/2035)	175,000	200,795
5.25%, 03/01/2037 (Callable 03/01/2035)	225,000	256,475
5.25%, 03/01/2038 (Callable 03/01/2035)	245,000	277,679
St Tammany Parish Hospital Service District No 1
5.00%, 07/01/2036 (Callable 07/01/2028)	1,745,000	1,794,069
5.00%, 07/01/2038 (Callable 07/01/2028)	855,000	875,065
		57,480,409

The accompanying notes are an integral part of these financial statements.

295

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maine - 0.3%
City of Lewiston ME, 1.63%, 02/15/2036 (Callable 02/15/2028)	$1,435,000	$1,123,542
Finance Authority of Maine, 5.00%, 12/01/2034 (Callable 06/01/2034)(c)	1,355,000	1,431,851
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2037 (Callable 07/01/2029)	255,000	257,463
5.00%, 07/01/2038 (Callable 07/01/2030)	1,530,000	1,614,927
5.00%, 07/01/2043 (Callable 07/01/2028)	3,700,000	3,775,495
Maine Municipal Bond Bank, 5.00%, 11/01/2038 (Callable 11/01/2029)	1,360,000	1,434,333
Maine State Housing Authority
3.63%, 11/15/2039 (Callable 08/01/2026)	2,410,000	2,360,017
4.00%, 11/15/2049 (Callable 05/15/2028)	60,000	60,221
4.00%, 11/15/2050 (Callable 05/15/2029)	270,000	272,105
5.00%, 11/15/2052 (Callable 11/15/2031)	2,590,000	2,678,782
5.00%, 11/15/2052 (Callable 11/15/2031)	880,000	909,404
6.25%, 11/15/2055 (Callable 11/15/2033)	2,765,000	3,052,745
		18,970,885
Maryland - 0.8%
City of Baltimore MD
5.00%, 07/01/2032 (Callable 08/01/2026)	5,000,000	5,008,316
5.00%, 07/01/2033 (Callable 08/01/2026)	2,880,000	2,884,636
5.00%, 10/15/2034 (Callable 10/15/2027)	2,000,000	2,052,352
County of Anne Arundel MD
5.00%, 07/01/2034	325,000	360,176
5.00%, 07/01/2040 (Callable 07/01/2034)	375,000	407,174
5.00%, 07/01/2044 (Callable 07/01/2034)	425,000	451,729
County of Baltimore MD, 4.00%, 03/01/2035 (Callable 03/01/2029)	1,000,000	1,020,294
Howard County Housing Commission
4.13%, 12/01/2043 (Callable 12/01/2033)	1,320,000	1,319,291
5.00%, 12/01/2043 (Callable 12/01/2033)	2,500,000	2,660,383

	Par	Value
Maryland Community Development Administration
2.70%, 09/01/2034 (Callable 03/01/2029)	$2,000,000	$1,827,143
3.50%, 03/01/2050 (Callable 03/01/2029)	525,000	524,178
5.00%, 09/01/2052 (Callable 03/01/2031)	4,985,000	5,161,840
Maryland Economic Development Corp.
5.00%, 07/01/2033	90,000	99,129
5.00%, 07/01/2034	180,000	199,535
5.00%, 07/01/2035	270,000	301,223
5.00%, 07/01/2036	420,000	469,073
5.00%, 07/01/2037 (Callable 07/01/2036)	360,000	400,921
5.00%, 07/01/2038 (Callable 07/01/2036)	370,000	410,300
5.00%, 07/01/2039 (Callable 07/01/2036)	350,000	385,054
5.00%, 07/01/2040 (Callable 07/01/2036)	335,000	367,755
5.00%, 07/01/2041 (Callable 07/01/2036)	275,000	300,084
5.00%, 10/01/2045 (Callable 10/01/2034)	2,500,000	2,601,036
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2028	300,000	307,506
5.00%, 07/01/2028	370,000	383,434
4.00%, 01/01/2029	980,000	994,496
5.00%, 01/01/2029	290,000	301,186
5.00%, 01/01/2030	185,000	194,091
5.00%, 07/01/2031 (Callable 07/01/2030)	705,000	744,290
5.25%, 07/01/2050 (Callable 07/01/2035)	1,375,000	1,449,947
Montgomery County Housing Opportunities Commission, 5.00%, 01/01/2043 (Callable 01/01/2034)	1,000,000	1,089,586
State of Maryland, 3.00%, 08/01/2032 (Callable 08/01/2027)	15,000,000	14,955,275
Washington Suburban Sanitary Commission
1.40%, 06/01/2027 (Callable 07/01/2026)(a)	1,300,000	1,300,000
5.00%, 06/01/2038 (Callable 07/22/2026)	2,000,000	2,002,016
		52,933,449
Massachusetts - 0.7%
City of Fitchburg MA, 2.13%, 06/01/2035 (Callable 06/01/2029)	610,000	524,885

The accompanying notes are an integral part of these financial statements.

296

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Massachusetts - (Continued)
Commonwealth of Massachusetts
5.00%, 04/01/2042 (Callable 04/01/2027)	$4,810,000	$4,864,623
5.25%, 09/01/2043 (Callable 09/01/2028)	8,750,000	9,085,703
5.25%, 04/01/2047 (Callable 04/01/2027)	2,380,000	2,408,978
Marthas Vineyard Land Bank, 5.00%, 05/01/2035 (Callable 05/01/2027)	500,000	507,552
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 08/01/2026)(e)	5,800,000	5,141,294
Massachusetts Development Finance Agency
5.00%, 10/01/2029	1,000,000	1,053,735
5.00%, 01/01/2031 (Callable 01/01/2027)	485,000	488,093
5.00%, 01/01/2033 (Callable 01/01/2028)	1,500,000	1,525,568
5.00%, 07/01/2033 (Callable 07/01/2027)	1,250,000	1,256,551
5.00%, 07/01/2035 (Callable 07/02/2026)	3,000,000	3,000,000
5.00%, 07/01/2036 (Callable 08/01/2026)	1,050,000	1,050,715
5.00%, 07/01/2041 (Callable 08/01/2026)	1,350,000	1,350,582
Massachusetts Housing Finance Agency
3.30%, 12/01/2026 (Callable 07/22/2026)	1,000,000	1,000,174
3.35%, 06/01/2027 (Callable 07/22/2026)	2,275,000	2,275,651
4.00%, 12/01/2028 (Callable 07/22/2026)	530,000	530,090
4.50%, 12/01/2048 (Callable 12/01/2027)	265,000	266,541
4.00%, 06/01/2049 (Callable 12/01/2028)	190,000	191,069
5.00%, 06/01/2050 (Callable 06/01/2032)	1,070,000	1,111,862
3.90%, 12/01/2050 (Callable 12/01/2028)(a)	3,200,000	3,260,342
Massachusetts Port Authority
5.00%, 07/01/2036 (Callable 07/01/2029)(c)	1,125,000	1,171,705
5.00%, 07/01/2044 (Callable 08/01/2026)	500,000	500,631
Massachusetts School Building Authority, 5.00%, 02/15/2044 (Callable 02/15/2029)	5,400,000	5,603,934

	Par	Value
University of Massachusetts Building Authority, 5.25%, 11/01/2042 (Callable 11/01/2027)	$2,875,000	$2,947,920
		51,118,198
Michigan - 2.8%
Adrian City School District
5.00%, 05/01/2042 (Callable 05/01/2036)	1,270,000	1,398,292
5.00%, 05/01/2043 (Callable 05/01/2036)	1,260,000	1,379,681
5.00%, 05/01/2044 (Callable 05/01/2036)	1,325,000	1,441,670
5.00%, 05/01/2045 (Callable 05/01/2036)	1,445,000	1,556,536
Allegan Public School District
5.00%, 05/01/2035 (Callable 05/01/2033)	900,000	1,004,610
5.00%, 05/01/2036 (Callable 05/01/2033)	935,000	1,037,206
5.00%, 05/01/2037 (Callable 05/01/2033)	725,000	798,830
5.00%, 05/01/2038 (Callable 05/01/2033)	1,025,000	1,124,304
5.00%, 05/01/2039 (Callable 05/01/2033)	1,075,000	1,175,580
Bay City School District/MI, 5.00%, 11/01/2040 (Callable 05/01/2036)	770,000	848,979
Berkley School District
5.00%, 05/01/2040 (Callable 05/01/2034)	335,000	372,146
5.00%, 05/01/2041 (Callable 05/01/2034)	760,000	835,796
5.00%, 05/01/2042 (Callable 05/01/2034)	1,000,000	1,091,457
5.00%, 05/01/2043 (Callable 05/01/2034)	1,425,000	1,549,999
5.00%, 05/01/2044 (Callable 05/01/2034)	1,525,000	1,647,709
5.25%, 05/01/2044 (Callable 05/01/2033)	875,000	955,532
5.00%, 05/01/2046 (Callable 05/01/2034)	3,870,000	4,115,972
5.25%, 05/01/2048 (Callable 05/01/2033)	700,000	746,331
Chelsea School District/MI
5.00%, 05/01/2037 (Callable 05/01/2035)	570,000	644,110
5.00%, 05/01/2038 (Callable 05/01/2035)	695,000	780,982
5.00%, 05/01/2039 (Callable 05/01/2035)	795,000	889,355
5.00%, 05/01/2040 (Callable 05/01/2035)	1,345,000	1,497,477
5.00%, 05/01/2041 (Callable 05/01/2035)	1,420,000	1,571,390

The accompanying notes are an integral part of these financial statements.

297

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
City of Albion MI Water Supply System Revenue, 5.50%, 04/01/2045 (Callable 04/01/2035)	$600,000	$662,158
City of Allen Park Brownfield Redevelopment Authority, 3.50%, 05/01/2032 (Callable 05/01/2027)	250,000	248,265
City of Detroit MI
5.25%, 05/01/2028	275,000	285,018
5.25%, 05/01/2029	685,000	723,970
5.25%, 05/01/2030	680,000	730,004
5.25%, 05/01/2031	575,000	626,263
5.25%, 05/01/2032	600,000	660,346
5.25%, 05/01/2033	550,000	611,407
6.00%, 05/01/2039 (Callable 05/01/2033)	500,000	566,613
5.00%, 04/01/2046 (Callable 04/01/2031)	1,250,000	1,282,468
Clio Area School District
4.00%, 05/01/2038 (Callable 05/01/2032)	635,000	647,442
4.00%, 05/01/2040 (Callable 05/01/2032)	885,000	900,881
Coopersville Area Public Schools
4.00%, 05/01/2039 (Callable 05/01/2032)	300,000	302,856
4.50%, 05/01/2041 (Callable 05/01/2032)	310,000	320,274
Detroit City School District
5.00%, 05/01/2034 (Callable 05/01/2030)	2,500,000	2,674,324
5.00%, 05/01/2036 (Callable 05/01/2030)	1,000,000	1,063,780
5.00%, 05/01/2037 (Callable 05/01/2030)	1,000,000	1,060,285
Eastern Michigan University, 4.00%, 03/01/2034 (Callable 03/01/2027)	1,185,000	1,189,029
Elkton-Pigeon-Bay Port Laker Schools
5.00%, 05/01/2037 (Callable 05/01/2035)	250,000	279,658
5.00%, 05/01/2038 (Callable 05/01/2035)	375,000	418,056
5.00%, 05/01/2039 (Callable 05/01/2035)	440,000	488,032
5.00%, 05/01/2040 (Callable 05/01/2035)	400,000	440,605
5.00%, 05/01/2041 (Callable 05/01/2035)	500,000	548,477
Flat Rock Community School District
5.00%, 05/01/2036 (Callable 05/01/2032)	670,000	737,167
5.00%, 05/01/2037 (Callable 05/01/2032)	725,000	792,651

	Par	Value
5.00%, 05/01/2038 (Callable 05/01/2032)	$575,000	$624,651
5.00%, 05/01/2039 (Callable 05/01/2032)	805,000	869,549
5.00%, 05/01/2041 (Callable 05/01/2032)	1,385,000	1,489,094
5.00%, 05/01/2044 (Callable 05/01/2032)	1,485,000	1,578,828
Fraser Public School District, 5.00%, 05/01/2048 (Callable 05/01/2033)	1,000,000	1,044,170
Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/01/2036 (Callable 07/02/2026)	5,000,000	5,000,000
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2045 (Callable 07/01/2030)	1,740,000	1,812,959
5.00%, 07/01/2046	2,000,000	2,000,000
3.45%, 07/01/2056 (Callable 04/01/2030)(a)	3,175,000	3,214,150
Holland Area Community Swimming Pool Authority, 5.00%, 05/01/2039 (Callable 05/01/2029)	835,000	874,431
Huron School District
5.00%, 05/01/2047 (Callable 05/01/2036)	740,000	788,153
5.00%, 05/01/2048 (Callable 05/01/2036)	590,000	622,236
5.00%, 05/01/2049 (Callable 05/01/2036)	940,000	988,073
Jenison Public Schools
5.00%, 05/01/2042 (Callable 05/01/2034)	225,000	246,220
5.00%, 05/01/2043 (Callable 05/01/2034)	385,000	419,592
5.00%, 05/01/2043 (Callable 05/01/2036)	1,300,000	1,433,791
5.00%, 05/01/2044 (Callable 05/01/2034)	250,000	270,821
5.00%, 05/01/2044 (Callable 05/01/2036)	1,000,000	1,094,208
5.00%, 05/01/2046 (Callable 05/01/2034)	425,000	453,483
5.00%, 05/01/2049 (Callable 05/01/2034)	525,000	549,641
L’Anse Creuse Public Schools
5.00%, 05/01/2043 (Callable 05/01/2035)	855,000	936,770
5.00%, 05/01/2044 (Callable 05/01/2035)	1,300,000	1,413,844
Lansing School District, 5.00%, 05/01/2037 (Callable 05/01/2029)	305,000	319,721
Michigan Finance Authority
5.25%, 02/01/2027	535,000	538,480

The accompanying notes are an integral part of these financial statements.

298

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
4.00%, 01/01/2028 (Callable 04/01/2027)	$10,000,000	$10,015,140
5.00%, 11/01/2028	1,025,000	1,057,422
4.00%, 02/01/2029 (Callable 02/01/2027)	645,000	645,121
5.00%, 09/01/2029	400,000	405,320
5.00%, 09/01/2030 (Callable 03/01/2030)	440,000	444,733
3.63%, 05/15/2031 (Callable 08/01/2026)	100,000	100,005
5.00%, 08/31/2031	1,000,000	1,085,226
5.25%, 02/01/2032 (Callable 02/01/2027)	1,735,000	1,741,242
5.00%, 05/15/2034 (Callable 08/01/2026)	2,600,000	2,608,948
5.00%, 12/01/2035 (Callable 12/01/2027)	1,490,000	1,527,845
5.00%, 07/01/2037 (Callable 07/01/2035)	1,000,000	1,112,740
5.00%, 12/01/2037 (Callable 12/01/2027)	8,245,000	8,436,988
5.00%, 07/01/2038 (Callable 07/01/2035)	1,000,000	1,112,441
5.00%, 07/01/2039 (Callable 07/01/2035)	1,000,000	1,108,393
5.25%, 02/29/2040 (Callable 02/28/2034)	500,000	541,699
5.00%, 07/01/2040 (Callable 07/01/2035)	1,000,000	1,104,571
5.25%, 02/28/2041 (Callable 02/28/2034)	1,610,000	1,732,206
5.00%, 07/01/2041 (Callable 07/01/2035)	850,000	935,753
5.00%, 11/15/2041 (Callable 11/15/2026)	1,500,000	1,506,971
5.25%, 02/28/2042 (Callable 02/28/2034)	500,000	535,270
5.00%, 11/01/2043 (Callable 11/01/2028)	3,200,000	3,293,974
5.00%, 11/01/2044 (Callable 08/01/2026)	2,000,000	2,000,641
Michigan State Building Authority, 5.00%, 10/15/2033 (Callable 10/15/2026)	1,245,000	1,252,513
Michigan State Housing Development Authority
3.35%, 09/01/2027 (Callable 09/01/2026)(a)	561,000	561,437
3.35%, 09/01/2027 (Callable 09/01/2026)(a)	425,000	425,331
4.00%, 09/01/2028(a)	2,700,000	2,733,594
3.63%, 10/01/2029 (Callable 07/22/2026)	1,500,000	1,500,319
2.95%, 11/01/2029 (Callable 05/01/2028)(a)	2,125,000	2,122,295

	Par	Value
3.70%, 04/01/2030 (Callable 07/22/2026)	$6,250,000	$6,250,395
3.25%, 10/01/2037 (Callable 08/01/2026)	1,745,000	1,658,453
4.25%, 06/01/2049 (Callable 12/01/2027)	350,000	352,455
4.25%, 12/01/2049 (Callable 06/01/2028)	1,570,000	1,583,420
4.65%, 12/01/2049 (Callable 06/01/2033)	2,200,000	2,200,713
3.50%, 12/01/2050 (Callable 06/01/2029)	1,955,000	1,955,412
5.00%, 06/01/2053 (Callable 12/01/2031)	1,710,000	1,781,521
5.50%, 06/01/2053 (Callable 12/01/2031)	1,610,000	1,698,591
5.75%, 06/01/2054 (Callable 12/01/2032)	3,785,000	4,045,371
6.00%, 06/01/2054 (Callable 06/01/2033)	5,490,000	5,926,575
6.25%, 12/01/2055 (Callable 12/01/2033)	2,665,000	2,933,359
Michigan State University, 5.00%, 02/15/2044 (Callable 02/15/2029)	325,000	336,688
Michigan Strategic Fund
4.25%, 12/31/2038 (Callable 12/31/2028)(c)	2,350,000	2,355,206
4.63%, 10/01/2041 (Callable 10/01/2031)(b)	2,670,000	2,708,556
5.00%, 12/31/2043 (Callable 12/31/2028)(c)	5,000,000	5,053,923
Oakland University, 5.00%, 07/01/2031 (Callable 01/01/2027)	3,700,000	3,704,444
Pinckney Community Schools, 5.00%, 05/01/2035 (Callable 07/02/2026)	1,500,000	1,500,089
Potterville Public Schools
5.00%, 05/01/2040 (Callable 05/01/2035)	935,000	1,029,793
5.00%, 05/01/2041 (Callable 05/01/2035)	985,000	1,078,295
5.00%, 05/01/2043 (Callable 05/01/2035)	830,000	899,622
Rockford Public Schools
5.00%, 05/01/2036 (Callable 05/01/2033)	1,000,000	1,106,079
5.00%, 05/01/2037 (Callable 05/01/2033)	800,000	880,441
5.00%, 05/01/2040 (Callable 05/01/2033)	1,230,000	1,341,486
Swartz Creek Community Schools, 5.00%, 05/01/2039 (Callable 05/01/2029)	815,000	852,586

The accompanying notes are an integral part of these financial statements.

299

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
Thornapple Kellogg School District, 5.00%, 05/01/2036 (Callable 05/01/2033)	$1,320,000	$1,455,603
Van Dyke Public Schools, 5.25%, 05/01/2045 (Callable 05/01/2035)	2,600,000	2,850,389
Walled Lake Consolidated School District, 5.00%, 05/01/2050 (Callable 05/01/2030)	1,000,000	1,025,933
Wayne County Airport Authority
5.00%, 12/01/2031(c)	500,000	544,168
5.00%, 12/01/2031 (Callable 12/01/2027)	690,000	709,567
5.00%, 12/01/2032(c)	420,000	460,604
5.00%, 12/01/2033(c)	325,000	358,290
5.00%, 12/01/2036 (Callable 12/01/2027)(c)	810,000	825,172
5.00%, 12/01/2038 (Callable 12/01/2028)	1,700,000	1,768,651
Wayne-Westland Community Schools
5.00%, 05/01/2043 (Callable 05/01/2036)	270,000	296,156
5.00%, 05/01/2044 (Callable 05/01/2036)	285,000	310,144
5.00%, 05/01/2045 (Callable 05/01/2036)	450,000	485,189
5.00%, 05/01/2046 (Callable 05/01/2036)	320,000	341,890
5.00%, 05/01/2048 (Callable 05/01/2036)	400,000	420,872
		192,041,077
Minnesota - 1.3%
City of Maple Grove MN
5.00%, 05/01/2027	1,600,000	1,615,547
5.00%, 05/01/2028 (Callable 05/01/2027)	1,000,000	1,008,871
5.00%, 05/01/2029 (Callable 05/01/2027)	1,500,000	1,514,077
5.00%, 05/01/2030 (Callable 05/01/2027)	850,000	857,262
5.00%, 09/01/2030 (Callable 08/01/2026)	610,000	610,309
5.00%, 05/01/2031 (Callable 05/01/2027)	1,025,000	1,033,077
5.00%, 05/01/2032 (Callable 05/01/2027)	500,000	503,677
City of Minneapolis MN, 4.00%, 11/15/2036 (Callable 11/15/2031)	1,090,000	1,102,322
City of St Paul MN Water Revenue, 5.00%, 12/01/2039 (Callable 12/01/2032)	555,000	610,577

	Par	Value
City of Virginia MN, 5.00%, 12/15/2026 (Callable 07/18/2026)	$8,000,000	$8,008,091
County of Washington MN, 2.25%, 02/01/2034 (Callable 02/01/2028)	1,525,000	1,392,870
Duluth Economic Development Authority
5.00%, 02/15/2034 (Callable 02/15/2028)	685,000	701,783
5.00%, 02/15/2037 (Callable 02/15/2028)	1,800,000	1,837,822
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.61%, 08/25/2041 (Callable 08/25/2041)(a)	4,457,615	4,625,013
Forest Lake Independent School District No 831, 3.13%, 02/01/2039 (Callable 08/01/2026)	75,000	70,154
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2028	1,115,000	1,154,413
5.00%, 12/01/2030	300,000	316,900
5.00%, 11/15/2034 (Callable 11/15/2027)	1,900,000	1,930,992
5.00%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,662,593
Le Sueur-Henderson Independent School District No 2397/MN, 4.50%, 02/01/2040 (Callable 02/01/2031)	2,065,000	2,133,235
Minneapolis-St Paul Metropolitan Airports Commission, 5.00%, 01/01/2041 (Callable 01/01/2027)	1,000,000	1,007,464
Minnesota Health & Education Facilities Authority
5.00%, 10/01/2039 (Callable 10/01/2030)	2,040,000	2,140,326
4.00%, 10/01/2040 (Callable 10/01/2030)	1,030,000	1,027,105
4.13%, 10/01/2041 (Callable 10/01/2030)	1,000,000	1,001,831
4.13%, 10/01/2042 (Callable 10/01/2030)	1,000,000	1,001,500
5.00%, 10/01/2053 (Callable 04/01/2029)(a)	2,500,000	2,625,254
Minnesota Housing Finance Agency
3.25%, 07/01/2027	100,000	100,369
3.60%, 07/01/2033 (Callable 08/01/2026)	385,000	385,000
3.10%, 07/01/2035 (Callable 08/01/2026)	1,485,000	1,426,527
4.00%, 08/01/2040 (Callable 08/01/2033)	1,000,000	1,009,556
2.90%, 01/01/2045 (Callable 07/01/2031)	1,825,000	1,500,228

The accompanying notes are an integral part of these financial statements.

300

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
3.75%, 01/01/2050 (Callable 01/01/2029)	$1,135,000	$1,137,053
5.75%, 07/01/2053 (Callable 01/01/2033)	2,490,000	2,633,201
6.00%, 07/01/2053 (Callable 01/01/2033)	2,340,000	2,495,104
6.25%, 01/01/2056 (Callable 07/01/2033)	9,080,000	9,986,425
Minnesota Municipal Gas Agency
5.00%, 09/01/2032	2,500,000	2,607,768
5.00%, 09/01/2033	4,115,000	4,294,631
5.00%, 09/01/2035 (Callable 06/01/2035)	4,000,000	4,173,978
Minnesota Rural Water Finance Authority, Inc., 3.30%, 08/01/2026 (Callable 08/01/2026)	5,000,000	5,000,448
Sauk Centre Public Utilities Commission Electric Revenue, 4.25%, 12/01/2044 (Callable 12/01/2034)	825,000	834,621
St Paul Port Authority, 4.75%, 10/01/2043 (Callable 10/01/2033)	1,000,000	1,036,319
State of Minnesota
5.00%, 08/01/2038 (Callable 08/01/2029)	2,210,000	2,330,143
5.00%, 08/01/2038 (Callable 08/01/2030)	5,000,000	5,354,559
Willmar Independent School District No 347, 3.00%, 02/01/2036 (Callable 02/01/2032)	2,490,000	2,411,527
Zumbro Education District
4.00%, 02/01/2029	350,000	351,393
4.00%, 02/01/2038 (Callable 02/01/2031)	385,000	368,158
		90,930,073
Mississippi - 1.9%
Biloxi Public School District, 5.00%, 04/01/2037 (Callable 04/01/2036)	755,000	837,017
Canton Public School District
5.25%, 01/01/2038 (Callable 01/01/2035)	500,000	559,760
5.25%, 01/01/2041 (Callable 01/01/2035)	400,000	440,141
5.25%, 01/01/2043 (Callable 01/01/2035)	525,000	574,271
5.25%, 01/01/2044 (Callable 01/01/2035)	200,000	217,399
5.25%, 01/01/2045 (Callable 01/01/2035)	180,000	194,605
City of Flowood MS, 0.90%, 03/01/2030 (Callable 08/01/2026)(b)	2,024,000	1,902,435

	Par	Value
City of Gluckstadt MS
6.00%, 06/01/2027	$285,000	$290,326
6.00%, 06/01/2029 (Callable 06/01/2028)	370,000	384,085
6.00%, 06/01/2031 (Callable 06/01/2028)	405,000	419,578
6.00%, 06/01/2032 (Callable 06/01/2028)	100,000	103,476
5.00%, 06/01/2034 (Callable 06/01/2028)	100,000	102,333
5.00%, 06/01/2035 (Callable 06/01/2028)	490,000	501,033
5.00%, 06/01/2036 (Callable 06/01/2028)	25,000	25,546
City of Gulfport MS, 5.00%, 07/01/2027 (Callable 08/01/2026)	500,000	500,320
City of Louisville MS
4.50%, 09/01/2033 (Callable 09/01/2029)	280,000	285,337
4.50%, 09/01/2034 (Callable 09/01/2029)	300,000	305,493
City of Pearl MS
5.50%, 09/01/2028	310,000	324,648
5.50%, 09/01/2029	325,000	345,939
City of Ridgeland MS
3.00%, 10/01/2026	1,100,000	1,097,533
3.00%, 10/01/2028 (Callable 10/01/2027)	690,000	676,922
City of Starkville MS Water & Sewer System Revenue
5.00%, 02/01/2033	305,000	340,235
5.00%, 02/01/2034 (Callable 02/01/2033)	320,000	355,133
5.00%, 02/01/2035 (Callable 02/01/2033)	340,000	375,310
5.00%, 02/01/2036 (Callable 02/01/2033)	355,000	389,840
5.00%, 02/01/2037 (Callable 02/01/2033)	375,000	409,208
3.75%, 02/01/2044 (Callable 02/01/2033)	495,000	466,780
County of Hinds MS
3.25%, 08/01/2036 (Callable 08/01/2027)	20,000	17,235
4.63%, 09/01/2054 (Callable 09/01/2029)(b)	4,000,000	3,853,002
County of Warren MS
6.00%, 09/01/2042 (Callable 09/01/2033)	610,000	688,614
6.00%, 09/01/2043 (Callable 09/01/2033)	800,000	900,970
6.00%, 09/01/2048 (Callable 09/01/2033)	6,950,000	7,594,706
6.00%, 09/01/2053 (Callable 09/01/2033)	2,070,000	2,238,092

The accompanying notes are an integral part of these financial statements.

301

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
Harrison County Utility Authority, 2.15%, 07/01/2038 (Callable 08/01/2026)(b)	$3,500,000	$2,437,555
Jackson County Utility Authority, 5.00%, 09/01/2029 (Callable 08/01/2026)	1,100,000	1,101,302
Medical Center Educational Building Corp.
5.00%, 06/01/2042 (Callable 06/01/2027)	500,000	505,056
4.00%, 06/01/2048 (Callable 06/01/2033)	1,500,000	1,430,934
Mississippi Business Finance Corp., 1.50%, 12/01/2030 (Callable 08/03/2026)(a)	1,325,000	1,325,000
Mississippi Development Bank
5.00%, 05/01/2027	250,000	254,415
5.00%, 11/01/2027	895,000	902,140
4.00%, 03/01/2028	75,000	76,753
5.00%, 03/01/2028 (Callable 03/01/2027)	2,050,000	2,062,071
5.00%, 05/01/2028	500,000	518,877
5.00%, 05/01/2029	200,000	211,067
5.00%, 09/01/2029	1,900,000	1,917,468
5.00%, 09/01/2030	1,490,000	1,499,897
5.00%, 11/01/2031 (Callable 11/01/2027)	160,000	161,209
5.00%, 03/01/2032 (Callable 03/01/2027)	1,000,000	1,004,252
5.25%, 03/01/2034 (Callable 03/01/2028)	490,000	497,271
5.00%, 05/01/2034 (Callable 05/01/2033)	405,000	452,379
4.00%, 07/01/2034 (Callable 07/01/2031)	285,000	286,917
5.00%, 08/01/2034 (Callable 08/01/2029)	655,000	668,179
5.00%, 11/01/2034 (Callable 11/01/2027)	2,000,000	2,046,124
5.00%, 04/01/2035 (Callable 04/01/2033)	500,000	555,929
4.00%, 07/01/2035 (Callable 07/01/2031)	405,000	407,088
5.00%, 03/01/2036	5,000,000	5,289,112
5.00%, 06/01/2036 (Callable 06/01/2035)	405,000	452,980
4.00%, 07/01/2036 (Callable 07/01/2031)	250,000	251,550
5.25%, 07/01/2036 (Callable 07/01/2035)	500,000	576,589
5.00%, 06/01/2037 (Callable 06/01/2035)	530,000	586,995
5.00%, 06/01/2037 (Callable 06/01/2035)	580,000	642,371

	Par	Value
5.25%, 07/01/2037 (Callable 07/01/2035)	$500,000	$573,411
5.50%, 03/01/2038 (Callable 03/01/2029)	265,000	277,699
5.00%, 06/01/2038 (Callable 06/01/2035)	555,000	610,879
5.25%, 06/01/2038 (Callable 06/01/2035)	550,000	626,975
5.25%, 07/01/2038 (Callable 07/01/2035)	350,000	399,237
4.00%, 04/01/2039 (Callable 04/01/2033)	1,345,000	1,362,897
5.00%, 06/01/2039 (Callable 06/01/2035)	580,000	633,320
5.25%, 06/01/2039 (Callable 06/01/2035)	580,000	657,831
5.25%, 07/01/2039 (Callable 07/01/2035)	800,000	907,916
5.00%, 05/01/2040 (Callable 05/01/2033)	1,045,000	1,136,407
5.25%, 06/01/2040 (Callable 06/01/2035)	610,000	678,634
5.25%, 06/01/2040 (Callable 06/01/2035)	410,000	462,759
5.25%, 07/01/2040 (Callable 07/01/2035)	800,000	901,514
5.00%, 06/01/2041 (Callable 06/01/2034)	340,000	372,399
5.25%, 06/01/2041 (Callable 06/01/2035)	645,000	723,749
5.25%, 06/01/2041 (Callable 06/01/2035)	645,000	713,396
5.25%, 07/01/2041 (Callable 07/01/2035)	450,000	505,428
5.00%, 04/01/2042 (Callable 04/01/2034)	475,000	513,560
5.00%, 05/01/2042 (Callable 05/01/2033)	1,155,000	1,244,950
5.00%, 05/01/2042 (Callable 05/01/2034)	385,000	418,777
5.25%, 06/01/2042 (Callable 06/01/2035)	500,000	558,394
5.25%, 06/01/2042 (Callable 06/01/2035)	425,000	467,851
4.00%, 11/01/2042 (Callable 11/01/2027)	50,000	43,662
5.00%, 03/01/2043 (Callable 03/01/2028)	1,000,000	1,019,152
5.00%, 05/01/2043 (Callable 05/01/2033)	1,360,000	1,460,729
5.00%, 05/01/2043 (Callable 05/01/2033)	2,420,000	2,593,362
5.25%, 06/01/2043 (Callable 06/01/2035)	460,000	504,200
4.50%, 05/01/2044 (Callable 05/01/2033)	1,200,000	1,206,246

The accompanying notes are an integral part of these financial statements.

302

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
5.25%, 06/01/2044 (Callable 06/01/2035)	$500,000	$544,084
5.00%, 03/01/2045 (Callable 03/01/2034)	1,750,000	1,825,895
5.25%, 03/01/2045 (Callable 03/01/2028)	1,345,000	1,345,393
5.00%, 05/01/2045 (Callable 05/01/2033)	1,315,000	1,391,399
5.25%, 06/01/2045 (Callable 06/01/2035)	490,000	528,701
5.00%, 03/01/2048 (Callable 03/01/2028)	15,000	15,161
5.00%, 03/01/2048 (Callable 03/01/2029)	1,570,000	1,590,106
5.00%, 05/01/2049 (Callable 05/01/2033)	2,935,000	3,038,705
5.00%, 05/01/2049 (Callable 05/01/2034)	3,000,000	3,116,723
5.00%, 06/01/2050 (Callable 06/01/2035)	600,000	616,155
Mississippi Home Corp.
3.38%, 12/01/2034 (Callable 06/01/2028)	3,000,000	2,970,924
5.00%, 12/01/2039 (Callable 06/01/2033)	2,210,000	2,392,329
6.00%, 06/01/2041 (Callable 06/01/2034)	1,500,000	1,708,979
4.55%, 04/01/2042	4,520,000	4,585,772
4.38%, 12/01/2044 (Callable 12/01/2032)	2,000,000	2,019,278
5.50%, 06/01/2045 (Callable 01/01/2034)	2,200,000	2,395,920
6.00%, 06/01/2046 (Callable 06/01/2034)	3,000,000	3,344,261
4.80%, 12/01/2049 (Callable 06/01/2033)	6,030,000	6,130,070
Mississippi Hospital Equipment & Facilities Authority, 5.00%, 10/01/2034 (Callable 10/01/2029)	725,000	758,811
Natchez-Adams School District, 5.00%, 02/01/2030	645,000	655,521
Pearl River Community College District
4.00%, 06/01/2037 (Callable 06/01/2031)	2,590,000	2,597,829
4.13%, 06/01/2039 (Callable 06/01/2031)	160,000	159,018
State of Mississippi, 5.00%, 10/01/2041 (Callable 10/01/2034)	1,205,000	1,316,042
State of Mississippi Gaming Tax Revenue
5.00%, 10/15/2032 (Callable 10/15/2028)	1,000,000	1,041,190

	Par	Value
5.00%, 10/15/2034 (Callable 08/01/2026)	$1,000,000	$1,001,464
5.00%, 10/15/2035 (Callable 08/01/2026)	950,000	951,330
5.00%, 10/15/2036 (Callable 10/15/2028)	2,250,000	2,323,991
Sunflower County Consolidated School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,620,000	1,620,809
University of Mississippi Educational Building Corp.
5.00%, 10/01/2047 (Callable 10/01/2032)	800,000	830,155
4.50%, 10/01/2052 (Callable 10/01/2032)	1,000,000	993,880
Vicksburg Warren School District, 5.00%, 03/01/2029	160,000	165,457
		131,389,488
Missouri - 3.2%
Antonia Fire Protection District
5.25%, 03/01/2040 (Callable 03/01/2033)	175,000	190,916
5.25%, 03/01/2041 (Callable 03/01/2033)	180,000	195,674
5.25%, 03/01/2042 (Callable 03/01/2033)	190,000	205,547
5.25%, 03/01/2043 (Callable 03/01/2033)	300,000	323,720
5.25%, 03/01/2044 (Callable 03/01/2033)	170,000	182,469
Boone County Reorganized School District No R-6 Centralia
5.50%, 03/01/2043 (Callable 03/01/2034)	705,000	786,502
5.50%, 03/01/2044 (Callable 03/01/2034)	1,255,000	1,393,535
5.50%, 03/01/2045 (Callable 03/01/2034)	665,000	734,102
Boonville School District No R-1/MO, 5.00%, 03/01/2041 (Callable 03/01/2029)	1,280,000	1,331,725
Caldwell County School District No R-II Hamilton, 5.00%, 04/15/2038 (Callable 08/01/2026)	820,000	820,639
Callaway County School District No R-III New Bloomfield, 5.00%, 03/01/2039 (Callable 03/01/2029)	1,050,000	1,094,819
Carl Junction R-I School District/MO
5.00%, 03/01/2036 (Callable 03/01/2029)	1,625,000	1,711,141
5.00%, 03/01/2037 (Callable 03/01/2029)	1,700,000	1,788,651
5.00%, 03/01/2040 (Callable 03/01/2032)	1,500,000	1,598,473
5.00%, 03/01/2041 (Callable 03/01/2032)	1,975,000	2,098,825

The accompanying notes are an integral part of these financial statements.

303

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
5.00%, 03/01/2043 (Callable 03/01/2032)	$1,175,000	$1,245,534
Center School District No 58/MO, 4.00%, 04/15/2031 (Callable 04/15/2027)	170,000	171,247
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	11,100,000	11,107,015
City of St Louis MO Airport Revenue
5.00%, 07/01/2036 (Callable 07/01/2027)(c)	1,000,000	1,013,538
5.00%, 07/01/2037 (Callable 07/01/2027)(c)	1,000,000	1,012,598
5.00%, 07/01/2039 (Callable 07/01/2029)	425,000	442,779
Cole County Reorganized School District No 2
5.00%, 03/01/2039 (Callable 03/01/2029)	700,000	727,156
5.00%, 03/01/2042 (Callable 03/01/2029)	1,275,000	1,317,668
5.00%, 03/01/2043 (Callable 03/01/2029)	600,000	619,176
5.00%, 03/01/2044 (Callable 03/01/2029)	900,000	926,899
De Soto School District No 73
5.00%, 03/01/2041 (Callable 03/01/2030)	1,450,000	1,527,222
5.00%, 03/01/2042 (Callable 03/01/2030)	850,000	895,997
Dexter School District No R-11 Stoddard/MO
5.00%, 03/01/2039 (Callable 03/01/2030)	1,400,000	1,459,411
5.00%, 03/01/2040 (Callable 03/01/2030)	2,250,000	2,330,649
Fort Zumwalt School District, 5.25%, 03/01/2042 (Callable 03/01/2030)	1,730,000	1,821,923
Fox C-6 School District
5.00%, 03/01/2044 (Callable 03/01/2036)	1,065,000	1,171,875
5.00%, 03/01/2045 (Callable 03/01/2036)	600,000	654,703
5.00%, 03/01/2046 (Callable 03/01/2036)	665,000	720,778
Grain Valley No R-V School District, 5.00%, 03/01/2038 (Callable 03/01/2028)	4,625,000	4,750,658
Hazelwood School District, 5.00%, 03/01/2042 (Callable 03/01/2032)	1,355,000	1,445,246
Health & Educational Facilities Authority of the State of Missouri
5.00%, 09/01/2026	410,000	410,374

	Par	Value
5.00%, 09/01/2027	$280,000	$283,073
5.00%, 09/01/2030 (Callable 09/01/2029)	475,000	482,057
4.50%, 10/01/2030(b)	900,000	898,453
5.00%, 05/15/2031	1,175,000	1,175,000
5.00%, 11/15/2032 (Callable 08/15/2032)	2,775,000	3,049,785
5.00%, 02/01/2034 (Callable 07/22/2026)	950,000	970,084
5.00%, 02/15/2035 (Callable 02/15/2029)	615,000	638,163
5.00%, 02/15/2036 (Callable 02/15/2029)	425,000	440,079
5.00%, 11/15/2041 (Callable 11/15/2035)	800,000	877,182
5.00%, 10/01/2042 (Callable 04/01/2027)	5,550,000	5,603,331
5.00%, 11/15/2042 (Callable 11/15/2027)	5,000,000	5,077,819
5.00%, 11/15/2042 (Callable 11/15/2035)	700,000	764,079
5.00%, 11/15/2043 (Callable 11/15/2035)	800,000	868,682
5.50%, 05/15/2051 (Callable 05/15/2036)	3,000,000	3,280,655
Hickman Mills C-1 School District/MO
5.00%, 03/01/2043 (Callable 03/01/2035)	715,000	769,547
5.00%, 03/01/2044 (Callable 03/01/2035)	1,000,000	1,070,665
5.00%, 03/01/2046 (Callable 03/01/2035)	1,000,000	1,051,973
Jackson County Consolidated School District No 4, 5.75%, 03/01/2045 (Callable 03/01/2035)	1,000,000	1,135,836
Jackson County Reorganized School District No 7/MO
6.00%, 03/01/2043 (Callable 03/01/2035)	1,750,000	2,028,987
6.00%, 03/01/2044 (Callable 03/01/2035)	1,500,000	1,730,629
6.00%, 03/01/2045 (Callable 03/01/2035)	1,000,000	1,144,389
Jackson County School District No R-IV Blue Springs, 5.50%, 03/01/2044 (Callable 03/01/2034)	2,280,000	2,558,883
Jackson County School District No R-VI Oak Grove
5.50%, 03/01/2037 (Callable 03/01/2033)	185,000	208,024
5.25%, 03/01/2038 (Callable 03/01/2033)	450,000	496,493
5.25%, 03/01/2039 (Callable 03/01/2033)	275,000	302,651

The accompanying notes are an integral part of these financial statements.

304

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
5.25%, 03/01/2040 (Callable 03/01/2033)	$225,000	$246,577
5.25%, 03/01/2041 (Callable 03/01/2033)	425,000	464,103
5.25%, 03/01/2042 (Callable 03/01/2033)	250,000	271,528
5.25%, 03/01/2044 (Callable 03/01/2033)	400,000	431,525
Jefferson City School District/MO, 5.50%, 03/01/2045 (Callable 03/01/2033)	1,900,000	2,078,255
Jefferson Reorganized School District No R-7
5.00%, 03/01/2043 (Callable 03/01/2031)	1,200,000	1,250,614
5.00%, 03/01/2044 (Callable 03/01/2031)	635,000	659,878
5.00%, 03/01/2045 (Callable 03/01/2031)	660,000	683,883
5.00%, 03/01/2046 (Callable 03/01/2031)	150,000	154,790
Johnson County School District No R-VIII Knob Noster
5.00%, 04/01/2038 (Callable 04/01/2033)	150,000	160,211
5.00%, 04/01/2039 (Callable 04/01/2033)	175,000	185,863
5.00%, 04/01/2040 (Callable 04/01/2033)	150,000	158,943
5.00%, 04/01/2041 (Callable 04/01/2033)	550,000	581,754
5.00%, 04/01/2042 (Callable 04/01/2033)	700,000	738,373
5.00%, 04/01/2043 (Callable 04/01/2033)	1,000,000	1,048,416
5.25%, 04/01/2051 (Callable 04/01/2033)	3,000,000	3,127,755
Kansas City Industrial Development Authority
4.00%, 03/01/2035 (Callable 03/01/2030)	455,000	460,438
5.00%, 03/01/2035 (Callable 03/01/2029)(c)	5,925,000	6,141,836
5.00%, 03/01/2036 (Callable 03/01/2029)(c)	5,000,000	5,172,309
5.00%, 03/01/2039 (Callable 03/01/2029)(c)	5,035,000	5,176,903
Lindbergh School District, 5.50%, 03/01/2038 (Callable 03/01/2032)	2,000,000	2,228,364
Malden Reorganized School District No 1, 5.00%, 03/01/2039 (Callable 03/01/2031)	230,000	243,827

	Par	Value
Marshall School District/MO
5.00%, 03/01/2036 (Callable 03/01/2033)	$745,000	$814,400
5.00%, 03/01/2037 (Callable 03/01/2033)	840,000	913,926
Meramec Volunteer Ambulance Service, Inc.
5.00%, 03/01/2033	90,000	100,024
5.00%, 03/01/2035 (Callable 03/01/2034)	175,000	195,816
Missouri Development Finance Board
5.50%, 12/01/2041 (Callable 12/01/2033)	555,000	621,286
5.50%, 12/01/2043 (Callable 12/01/2033)	400,000	443,918
5.50%, 12/01/2044 (Callable 12/01/2033)	540,000	596,046
5.50%, 12/01/2045 (Callable 12/01/2033)	820,000	897,492
5.50%, 12/01/2046 (Callable 12/01/2033)	500,000	542,305
5.50%, 12/01/2047 (Callable 12/01/2033)	650,000	699,765
Missouri Housing Development Commission
3.25%, 11/01/2052 (Callable 11/01/2030)	2,965,000	2,936,791
5.50%, 05/01/2055 (Callable 05/01/2033)	3,365,000	3,596,949
6.00%, 05/01/2055 (Callable 05/01/2033)	4,755,000	5,245,469
5.75%, 05/01/2056 (Callable 05/01/2033)	3,945,000	4,279,013
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2033	830,000	937,331
5.00%, 06/01/2033	785,000	879,725
5.00%, 06/01/2033	300,000	328,825
5.00%, 06/01/2034	825,000	933,311
Missouri Southern State University
4.00%, 10/01/2035 (Callable 10/01/2029)	100,000	100,775
4.00%, 10/01/2036 (Callable 10/01/2029)	110,000	110,546
4.00%, 10/01/2039 (Callable 10/01/2029)	110,000	108,449
Montgomery County School District No R-II, 5.00%, 03/01/2041 (Callable 03/01/2029)	875,000	901,565
Nodaway County School District No R-II Maryville
5.00%, 03/01/2041 (Callable 03/01/2030)	1,100,000	1,158,582
5.00%, 03/01/2042 (Callable 03/01/2030)	1,850,000	1,943,594

The accompanying notes are an integral part of these financial statements.

305

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
Normandy Schools Collaborative
4.00%, 03/01/2033 (Callable 03/01/2028)	$505,000	$511,010
3.00%, 03/01/2036 (Callable 03/01/2028)	1,525,000	1,442,072
North Callaway County School District No R-1
5.00%, 03/01/2038 (Callable 03/01/2029)	1,200,000	1,261,390
5.00%, 03/01/2039 (Callable 03/01/2029)	1,225,000	1,284,960
5.00%, 03/01/2040 (Callable 03/01/2029)	1,200,000	1,257,017
5.00%, 03/01/2041 (Callable 03/01/2029)	1,500,000	1,569,591
5.00%, 03/01/2042 (Callable 03/01/2029)	1,500,000	1,568,455
5.00%, 03/01/2043 (Callable 03/01/2029)	800,000	836,330
5.00%, 03/01/2044 (Callable 03/01/2029)	875,000	914,261
Northwest Missouri State University
5.00%, 06/01/2028	1,595,000	1,648,518
5.00%, 06/01/2029	500,000	523,196
Pattonville R-3 School District, 5.25%, 03/01/2042 (Callable 03/01/2031)	2,000,000	2,153,327
Pettis County School District No 200 Sedalia, 5.00%, 04/15/2042 (Callable 04/15/2030)	2,150,000	2,238,171
Platte County R-III School District
6.25%, 03/01/2042 (Callable 03/01/2035)	3,095,000	3,642,542
6.25%, 03/01/2044 (Callable 03/01/2035)	1,000,000	1,167,985
6.25%, 03/01/2045 (Callable 03/01/2035)	2,600,000	3,016,399
Ray County 911 Emergency Services Board
5.00%, 04/01/2034	150,000	164,610
5.00%, 04/01/2037 (Callable 04/01/2034)	350,000	377,575
5.00%, 04/01/2040 (Callable 04/01/2034)	325,000	346,836
5.00%, 04/01/2043 (Callable 04/01/2034)	150,000	157,898
5.00%, 04/01/2047 (Callable 04/01/2034)	150,000	154,900
Republic School District No R-3, 6.50%, 03/01/2045 (Callable 03/01/2035)	1,375,000	1,632,303
Riverview Gardens School District
5.50%, 04/01/2038 (Callable 04/01/2032)	825,000	901,595

	Par	Value
5.50%, 04/01/2040 (Callable 04/01/2032)	$1,575,000	$1,709,456
6.00%, 04/01/2042 (Callable 04/01/2032)	650,000	708,791
6.00%, 04/01/2044 (Callable 04/01/2032)	550,000	598,251
Southeast Missouri State University, 4.00%, 04/01/2036 (Callable 04/01/2030)	2,855,000	2,895,475
St Charles County Public Water Supply District No 2, 5.25%, 12/01/2046 (Callable 12/01/2033)	2,905,000	3,133,693
St Francois County Reorganized School District No R-3, 5.00%, 03/01/2041 (Callable 03/01/2031)	1,175,000	1,245,071
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2028 (Callable 12/01/2026)	4,000,000	4,022,044
5.00%, 04/01/2038 (Callable 04/01/2027)	1,540,000	1,553,910
St Louis Municipal Finance Corp.
0.00%, 07/15/2028(b)(e)	1,215,000	1,135,105
4.00%, 02/15/2029 (Callable 08/01/2026)	2,165,000	2,166,475
0.00%, 07/15/2029(b)(e)	1,155,000	1,039,313
0.00%, 07/15/2034(e)	3,020,000	2,251,100
0.00%, 07/15/2037(e)	2,060,000	1,333,889
5.00%, 10/01/2045 (Callable 10/01/2030)	1,330,000	1,377,095
St Louis Municipal Library District, 3.00%, 03/15/2039 (Callable 03/15/2030)	500,000	439,816
Troy Reorganized School District No 3 Lincoln County, 5.00%, 03/01/2038 (Callable 03/01/2031)	1,250,000	1,338,801
University City Industrial Development Authority, 4.88%, 06/15/2036 (Callable 06/15/2033)	3,840,000	3,964,924
University City School District/MO, 5.25%, 02/15/2038 (Callable 02/15/2032)	515,000	564,975
Valley Park School District
5.50%, 03/01/2040 (Callable 03/01/2032)	500,000	546,030
5.50%, 03/01/2041 (Callable 03/01/2032)	1,235,000	1,339,740
5.50%, 03/01/2042 (Callable 03/01/2032)	1,135,000	1,228,512
5.50%, 03/01/2044 (Callable 03/01/2032)	1,175,000	1,264,414
Van-Far R-I School District, 5.00%, 03/01/2039 (Callable 03/01/2031)	270,000	286,470

The accompanying notes are an integral part of these financial statements.

306

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
Verona R-VII School District, 5.00%, 03/01/2044 (Callable 03/01/2031)	$1,525,000	$1,601,446
Warren County School District No R-III
5.00%, 03/01/2041 (Callable 03/01/2030)	2,800,000	2,870,354
5.00%, 03/01/2042 (Callable 03/01/2030)	2,225,000	2,275,597
5.00%, 03/01/2044 (Callable 03/01/2030)	500,000	512,563
Warrenton Fire Protection District
5.00%, 03/01/2030	225,000	239,880
5.00%, 03/01/2031	180,000	193,728
5.00%, 03/01/2032	190,000	205,949
5.00%, 03/01/2033	200,000	219,000
5.00%, 03/01/2034	210,000	231,654
Wright City R-II School District, 6.00%, 03/01/2039 (Callable 09/01/2032)	1,000,000	1,150,736
		222,502,949
Montana - 0.3%
City of Belgrade MT Water System Revenue
5.00%, 07/01/2042 (Callable 07/01/2035)	100,000	108,921
5.00%, 07/01/2043 (Callable 07/01/2035)	430,000	466,650
5.00%, 07/01/2044 (Callable 07/01/2035)	400,000	431,220
5.00%, 07/01/2045 (Callable 07/01/2035)	200,000	214,540
5.00%, 07/01/2050 (Callable 07/01/2035)	790,000	830,500
5.00%, 07/01/2055 (Callable 07/01/2035)	1,485,000	1,549,803
City of Billings MT
5.00%, 07/01/2031	300,000	322,845
5.00%, 07/01/2032	300,000	325,883
5.00%, 07/01/2033	325,000	355,803
5.00%, 07/01/2034 (Callable 07/01/2033)	215,000	234,328
City of Forsyth MT
3.88%, 07/01/2028 (Callable 04/02/2028)	1,200,000	1,218,364
3.88%, 10/01/2032	2,750,000	2,812,811
County of Gallatin MT Rural Improvement District No 396
4.60%, 06/30/2039 (Callable 06/30/2035)	1,455,000	1,524,984
5.00%, 06/30/2044 (Callable 06/30/2035)	265,000	281,585
5.05%, 06/30/2045 (Callable 06/30/2035)	230,000	244,039

	Par	Value
5.10%, 06/30/2047 (Callable 06/30/2035)	$505,000	$530,868
5.15%, 06/30/2050 (Callable 06/30/2035)	1,800,000	1,883,681
Judith Basin County K-12 School District No 12 Stanford
5.00%, 07/01/2041 (Callable 07/01/2033)	465,000	502,147
5.00%, 07/01/2043 (Callable 07/01/2033)	300,000	322,513
5.25%, 07/01/2048 (Callable 07/01/2033)	450,000	478,884
Lake County School District No 23 Polson
5.00%, 07/01/2041 (Callable 07/01/2033)	355,000	383,860
5.25%, 07/01/2041 (Callable 07/01/2033)	625,000	686,591
5.00%, 07/01/2042 (Callable 07/01/2033)	325,000	350,056
Montana Board of Housing
3.60%, 12/01/2030 (Callable 07/22/2026)	230,000	230,041
3.75%, 12/01/2038 (Callable 12/01/2027)	285,000	281,231
4.00%, 06/01/2049 (Callable 12/01/2027)	130,000	130,205
6.00%, 12/01/2053 (Callable 12/01/2032)	1,755,000	1,878,393
4.65%, 06/01/2054 (Callable 06/01/2033)	1,990,000	1,997,547
6.25%, 06/01/2054 (Callable 12/01/2032)	1,485,000	1,603,229
Montana Facility Finance Authority, 4.00%, 01/01/2037 (Callable 01/01/2030)	700,000	705,247
		22,886,769
Nebraska - 0.6%
Central Plains Energy Project
5.00%, 05/01/2054 (Callable 08/01/2029)(a)	7,200,000	7,550,569
5.00%, 08/01/2055 (Callable 05/01/2031)(a)	4,500,000	4,810,392
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	3,000,000	2,504,507
City of McCook NE, 4.50%, 09/01/2027 (Callable 09/01/2026)	2,870,000	2,878,971
City of North Platte NE, 5.00%, 12/15/2037 (Callable 05/07/2031)	685,000	730,837
City of Wayne NE, 5.00%, 12/15/2035 (Callable 10/16/2030)	1,000,000	1,057,305

The accompanying notes are an integral part of these financial statements.

307

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nebraska - (Continued)
County of Douglas NE, 5.00%, 07/01/2036 (Callable 07/01/2027)	$200,000	$202,981
County of Sarpy NE, 1.63%, 06/01/2034 (Callable 08/01/2026)	1,765,000	1,478,915
Cozad City School District, 4.00%, 06/15/2037 (Callable 05/17/2027)	500,000	501,377
Douglas County Hospital Authority No 2
5.00%, 05/15/2029 (Callable 08/01/2026)	2,125,000	2,126,431
5.25%, 11/01/2041 (Callable 11/01/2035)	575,000	642,591
5.25%, 11/01/2042 (Callable 11/01/2035)	575,000	639,218
5.25%, 11/01/2043 (Callable 11/01/2035)	850,000	937,403
Lincoln-Lancaster County Public Building Commission
5.00%, 12/01/2040 (Callable 12/01/2033)	125,000	137,741
5.00%, 12/01/2041 (Callable 12/01/2033)	1,085,000	1,196,227
5.00%, 12/01/2042 (Callable 12/01/2033)	1,010,000	1,105,689
Louisville School District
5.00%, 12/15/2040 (Callable 12/15/2030)	850,000	894,043
5.00%, 12/15/2041 (Callable 12/15/2030)	550,000	576,887
Nebraska Investment Finance Authority
5.50%, 03/01/2052 (Callable 03/01/2032)	3,265,000	3,444,384
6.25%, 09/01/2055 (Callable 03/01/2034)	2,750,000	3,038,166
Omaha Airport Authority, 5.00%, 12/15/2028 (Callable 12/15/2026)(c)	550,000	555,142
Southeast Community College Area, 5.00%, 12/15/2043 (Callable 12/15/2031)	1,165,000	1,237,878
Village of Boys Town NE, 3.00%, 09/01/2028	2,125,000	2,120,896
		40,368,550
Nevada - 0.4%
Carson City NV
5.00%, 09/01/2031 (Callable 09/01/2027)	505,000	512,710
5.00%, 09/01/2033 (Callable 09/01/2027)	1,520,000	1,540,947

	Par	Value
County of Clark NV, 5.00%, 06/01/2035 (Callable 06/01/2028)	$1,280,000	$1,329,560
County of Washoe NV
3.63%, 03/01/2036(a)	4,015,000	4,061,995
3.63%, 03/01/2036(a)	1,040,000	1,052,173
County of Washoe NV Gas Tax Revenue, 5.00%, 02/01/2042 (Callable 02/01/2029)	1,530,000	1,588,868
Las Vegas Redevelopment Agency
5.00%, 06/15/2027 (Callable 08/01/2026)	1,210,000	1,211,443
5.00%, 06/15/2029 (Callable 08/01/2026)	200,000	200,196
3.00%, 06/15/2032 (Callable 08/01/2026)	1,000,000	938,529
Las Vegas Valley Water District, 3.25%, 06/01/2036 (Callable 06/01/2028)	2,600,000	2,563,098
Nevada Housing Division
5.50%, 10/01/2046 (Callable 10/01/2034)	3,000,000	3,285,051
4.00%, 04/01/2049 (Callable 10/01/2028)	660,000	664,287
7.50%, 04/01/2049 (Callable 10/01/2033)	2,000,000	2,408,124
4.00%, 10/01/2049 (Callable 10/01/2028)	110,000	110,726
Nevada Rural Housing Authority, 6.00%, 11/01/2055 (Callable 05/01/2033)	3,255,000	3,582,491
		25,050,198
New Hampshire - 0.9%
New Hampshire Business Finance Authority
4.38%, 09/20/2036	3,690,272	3,757,488
4.00%, 10/20/2036	2,844,823	2,828,922
4.00%, 12/01/2040 (Callable 06/01/2033)	630,000	632,515
4.17%, 01/20/2041(a)	4,941,444	4,859,930
4.95%, 02/20/2041(a)	8,460,892	8,791,744
4.22%, 11/20/2042(a)	9,911,703	9,714,066
4.42%, 02/20/2043 (Callable 04/01/2035)	8,500,000	8,647,560
4.13%, 04/20/2043 (Callable 03/01/2035)(a)	6,145,226	6,011,032
4.16%, 10/01/2051(a)	1,974,558	1,948,353
New Hampshire Health and Education Facilities Authority Act
5.00%, 07/01/2036 (Callable 07/01/2027)	1,025,000	1,042,080
3.30%, 06/01/2038 (Callable 05/01/2027)(a)	6,750,000	6,764,980
5.00%, 10/01/2038 (Callable 10/01/2026)	1,310,000	1,312,979

The accompanying notes are an integral part of these financial statements.

308

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Hampshire - (Continued)
New Hampshire Housing Finance Authority, 6.00%, 01/01/2055 (Callable 07/01/2032)	$4,205,000	$4,485,672
		60,797,321
New Jersey - 1.9%
Atlantic County Improvement Authority, 5.00%, 07/01/2030 (Callable 08/01/2026)	2,540,000	2,540,661
City of Newark NJ
5.00%, 07/15/2026	1,750,000	1,751,214
5.00%, 07/15/2028	1,725,000	1,797,202
5.00%, 07/15/2029	1,145,000	1,212,381
Gloucester County Improvement Authority, 5.00%, 07/01/2044 (Callable 01/01/2032)	855,000	909,080
Madison Borough Board of Education
1.00%, 08/15/2026	2,852,000	2,843,985
1.00%, 08/15/2027	2,850,000	2,785,196
New Jersey Economic Development Authority
3.13%, 07/01/2029 (Callable 07/01/2027)	90,000	89,673
5.00%, 06/15/2042 (Callable 12/15/2027)	4,000,000	4,081,057
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2035 (Callable 07/01/2027)	485,000	493,935
5.00%, 10/01/2035 (Callable 04/01/2028)	3,790,000	3,906,405
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2026(c)	2,000,000	2,016,848
5.00%, 12/01/2027(c)	375,000	384,293
5.00%, 12/01/2031(c)	4,515,000	4,871,890
5.00%, 12/01/2031(c)	1,500,000	1,618,568
4.00%, 12/01/2041 (Callable 12/01/2030)(c)	3,290,000	3,204,261
4.50%, 12/01/2045 (Callable 12/01/2035)(c)	11,000,000	11,164,028
4.25%, 12/01/2046 (Callable 12/01/2036)(c)	12,500,000	12,584,776
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	985,000	999,185
4.75%, 10/01/2050 (Callable 04/01/2028)	105,000	106,548
5.00%, 10/01/2053 (Callable 04/01/2031)	1,705,000	1,765,742
6.50%, 04/01/2056 (Callable 04/01/2033)	2,975,000	3,316,021

	Par	Value
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(e)	$6,410,000	$6,325,364
0.00%, 12/15/2027(e)	1,360,000	1,305,617
0.00%, 12/15/2027(e)	820,000	786,645
5.00%, 06/15/2029 (Callable 07/27/2026)	1,465,000	1,467,189
0.00%, 12/15/2029(e)	12,590,000	11,358,130
5.00%, 06/15/2031 (Callable 07/27/2026)	2,000,000	2,002,808
0.00%, 12/15/2031(e)	7,000,000	5,883,542
5.00%, 06/15/2033	10,000,000	11,273,069
4.00%, 06/15/2035 (Callable 12/15/2030)	1,455,000	1,484,664
4.00%, 12/15/2037 (Callable 12/15/2028)	500,000	503,960
5.00%, 06/15/2038 (Callable 12/15/2032)	485,000	529,741
0.00%, 12/15/2038(e)	5,145,000	3,231,639
4.25%, 12/15/2038 (Callable 12/15/2028)	4,000,000	4,022,481
5.00%, 06/15/2044 (Callable 12/15/2028)	5,500,000	5,648,056
Newark Housing Authority
5.00%, 01/01/2032	1,105,000	1,179,007
5.00%, 12/01/2038 (Callable 12/01/2026)	415,000	417,436
South Jersey Port Corp., 5.00%, 01/01/2042 (Callable 01/01/2028)(c)	2,250,000	2,274,019
South Jersey Transportation Authority
5.00%, 11/01/2041 (Callable 11/01/2030)	2,350,000	2,483,032
5.00%, 11/01/2045 (Callable 11/01/2030)	1,525,000	1,586,838
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 08/01/2026)	1,000,000	976,795
Township of Clark NJ, 2.50%, 10/01/2031 (Callable 10/01/2026)	500,000	476,172
Township of West Orange/NJ, 4.00%, 02/01/2035 (Callable 02/01/2031)	1,525,000	1,546,402
		131,205,555
New Mexico - 0.2%
Albuquerque Municipal School District No 12, 5.00%, 08/01/2035 (Callable 08/01/2028)	1,230,000	1,280,838
City of Albuquerque NM Gross Receipts Tax Revenue
5.00%, 07/01/2037 (Callable 07/01/2033)	760,000	846,945
5.00%, 07/01/2038 (Callable 07/01/2032)	245,000	268,359

The accompanying notes are an integral part of these financial statements.

309

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Mexico - (Continued)
New Mexico Institute of Mining & Technology, 4.00%, 12/01/2029	$335,000	$342,995
New Mexico Mortgage Finance Authority
3.50%, 09/01/2041 (Callable 08/01/2026)	460,000	432,712
3.70%, 09/01/2042 (Callable 03/01/2027)	1,485,000	1,445,059
3.60%, 07/01/2044 (Callable 07/01/2028)	935,000	881,851
4.60%, 09/01/2049 (Callable 03/01/2033)	1,000,000	995,165
3.50%, 07/01/2050 (Callable 01/01/2029)	375,000	373,995
2.80%, 09/01/2052 (Callable 03/01/2031)	3,945,000	2,889,836
5.25%, 03/01/2053 (Callable 03/01/2032)	2,400,000	2,535,111
Silver City Consolidated School District No 1, 6.00%, 08/01/2036 (Callable 08/01/2034)	420,000	497,178
Village of Los Ranchos de Albuquerque NM
5.00%, 09/01/2026	150,000	150,441
5.00%, 09/01/2030	125,000	134,311
		13,074,796
New York - 3.0%
Albany Capital Resource Corp.
5.00%, 05/01/2040 (Callable 05/01/2035)	1,145,000	1,270,211
5.25%, 05/01/2041 (Callable 05/01/2035)	1,500,000	1,695,574
5.25%, 05/01/2042 (Callable 05/01/2035)	1,500,000	1,687,409
Albany County Capital Resource Corp., 3.10%, 07/01/2030	755,000	736,842
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 08/01/2026)(b)	173,000	172,906
Build NYC Resource Corp.
4.13%, 12/01/2035	1,000,000	1,031,522
5.00%, 12/01/2041 (Callable 12/01/2035)	1,500,000	1,635,030
5.38%, 12/01/2046 (Callable 12/01/2035)	1,000,000	1,092,565
City of Ithaca NY, 4.25%, 02/12/2027	7,000,000	7,025,149
City of Long Beach NY, 5.25%, 07/15/2042 (Callable 07/15/2030)	1,800,000	1,900,673
City of Mount Vernon NY, 5.00%, 05/28/2027(b)	6,500,000	6,536,144
City of New York NY
4.00%, 08/01/2029 (Callable 08/01/2026)	555,000	555,331

	Par	Value
5.25%, 10/01/2038 (Callable 10/01/2032)	$275,000	$303,444
5.25%, 10/01/2043 (Callable 10/01/2032)	1,200,000	1,299,463
5.50%, 05/01/2046 (Callable 05/01/2032)	1,420,000	1,524,021
Clinton County Capital Resource Corp., 4.00%, 07/01/2034(b)	7,635,000	7,736,691
Dutchess County Local Development Corp., 5.00%, 07/01/2027 (Callable 07/22/2026)	2,125,000	2,127,012
Empire State Development Corp., 5.00%, 03/15/2040 (Callable 09/15/2029)	5,325,000	5,599,109
Hudson Yards Infrastructure Corp., 5.00%, 02/15/2042 (Callable 02/15/2027)	4,000,000	4,044,539
Huntington Local Development Corp., 4.00%, 07/01/2027	445,000	441,134
Jamestown City School District, 4.00%, 07/17/2026	5,149,685	5,152,292
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	4,894,726	5,181,827
New York City Housing Development Corp.
1.80%, 11/01/2031 (Callable 02/01/2029)	1,610,000	1,429,519
2.25%, 11/01/2041 (Callable 05/01/2029)	2,000,000	1,519,061
3.40%, 11/01/2062 (Callable 07/22/2026)(a)	6,280,000	6,280,837
3.40%, 11/01/2064 (Callable 12/01/2027)(a)	5,000,000	5,027,312
3.75%, 05/01/2065 (Callable 05/01/2028)(a)	13,000,000	13,163,634
3.15%, 05/01/2066 (Callable 05/01/2029)(a)	3,000,000	3,012,803
New York City Municipal Water Finance Authority
5.00%, 06/15/2037 (Callable 06/15/2027)	1,000,000	1,019,432
5.00%, 06/15/2039 (Callable 06/15/2028)	2,250,000	2,325,024
New York City Transitional Finance Authority, 5.00%, 08/01/2034 (Callable 08/01/2026)	650,000	651,212
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/2034 (Callable 07/15/2027)	5,000,000	5,106,096
New York City Transitional Finance Authority Future Tax Secured Revenue
5.25%, 08/01/2037 (Callable 08/01/2028)	3,305,000	3,442,418
5.00%, 08/01/2038 (Callable 08/01/2027)	1,500,000	1,528,893

The accompanying notes are an integral part of these financial statements.

310

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
5.00%, 08/01/2038 (Callable 08/01/2028)	$1,295,000	$1,339,345
5.00%, 05/01/2039 (Callable 11/01/2033)	2,950,000	3,234,710
5.00%, 08/01/2044 (Callable 08/01/2032)	900,000	960,295
5.50%, 11/01/2045 (Callable 11/01/2032)	5,385,000	5,897,419
5.50%, 02/01/2048 (Callable 02/01/2036)	575,000	636,387
New York State Dormitory Authority
5.25%, 05/01/2027	175,000	178,125
5.25%, 05/01/2028	200,000	207,521
5.00%, 05/01/2029	1,530,000	1,599,803
5.25%, 05/01/2029	225,000	236,650
5.00%, 03/15/2035 (Callable 03/15/2027)	890,000	903,024
5.00%, 03/15/2036 (Callable 09/15/2028)	1,345,000	1,403,786
3.13%, 07/01/2036 (Callable 08/01/2026)	300,000	287,915
5.00%, 10/01/2038 (Callable 04/01/2028)	4,565,000	4,717,245
5.00%, 07/01/2039 (Callable 08/01/2026)	3,795,000	3,798,727
5.00%, 03/15/2040 (Callable 03/15/2029)	3,275,000	3,423,271
5.00%, 03/15/2041 (Callable 03/15/2028)	8,000,000	8,228,834
5.00%, 03/15/2041 (Callable 03/15/2029)	2,965,000	3,091,413
5.25%, 07/01/2041 (Callable 07/01/2035)	650,000	733,244
5.00%, 02/15/2042 (Callable 08/15/2027)	6,000,000	6,091,830
5.25%, 07/01/2042 (Callable 07/01/2035)	500,000	561,348
5.00%, 03/15/2043 (Callable 03/15/2027)	4,000,000	4,046,657
5.00%, 07/01/2043 (Callable 07/01/2028)	1,175,000	1,212,268
5.25%, 07/01/2043 (Callable 07/01/2035)	350,000	390,945
5.00%, 03/15/2044 (Callable 03/15/2029)	400,000	414,325
5.25%, 10/01/2044 (Callable 10/01/2034)	750,000	818,693
New York State Housing Finance Agency
3.65%, 11/01/2032 (Callable 07/22/2026)	150,000	150,012
5.00%, 12/15/2049 (Callable 12/15/2031)	1,000,000	1,029,478
3.35%, 06/15/2054 (Callable 04/15/2027)(a)	1,500,000	1,504,720

	Par	Value
3.60%, 11/01/2062 (Callable 07/22/2026)(a)	$2,305,000	$2,306,027
3.35%, 05/01/2066 (Callable 11/01/2030)(a)	2,500,000	2,502,371
New York Transportation Development Corp.
5.00%, 12/01/2031 (Callable 12/01/2030)	1,250,000	1,355,316
5.50%, 06/30/2038 (Callable 06/30/2031)(c)	2,650,000	2,826,018
5.50%, 06/30/2038 (Callable 06/30/2034)(c)	1,250,000	1,401,815
5.50%, 06/30/2041 (Callable 06/30/2031)(c)	1,700,000	1,796,162
6.00%, 06/30/2043 (Callable 06/30/2034)(c)	2,600,000	2,951,521
6.00%, 06/30/2045 (Callable 06/30/2034)(c)	3,080,000	3,447,377
Onondaga Civic Development Corp.
3.38%, 10/01/2026 (Callable 08/01/2026)	90,000	89,437
5.00%, 10/01/2040 (Callable 08/01/2026)	375,000	334,154
Port Authority of New York & New Jersey, 3.00%, 10/01/2028(c)	5,000,000	5,013,475
Saratoga County Capital Resource Corp.
5.00%, 07/01/2040 (Callable 07/01/2035)	885,000	990,740
4.75%, 07/01/2042 (Callable 07/01/2035)	3,750,000	3,910,135
Town of New Hartford NY, 4.25%, 04/23/2027	3,000,000	3,017,885
Town of Ramapo NY, 4.13%, 05/15/2028 (Callable 08/01/2026)	30,000	30,010
Town of Watertown NY, 4.75%, 04/08/2027	5,000,000	5,034,416
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2036 (Callable 05/15/2027)	2,000,000	2,034,260
5.00%, 11/15/2038 (Callable 05/15/2027)	2,875,000	2,920,522
5.00%, 05/15/2042 (Callable 05/15/2032)	425,000	460,045
Westchester County Local Development Corp., 5.75%, 11/01/2048 (Callable 11/01/2033)	1,640,000	1,779,555
		204,554,360
North Carolina - 0.9%
Cape Fear Public Utility Authority
3.50%, 08/01/2031 (Callable 08/01/2026)	1,000,000	999,987
4.00%, 08/01/2032 (Callable 08/01/2026)	2,625,000	2,627,060

The accompanying notes are an integral part of these financial statements.

311

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Carolina - (Continued)
Charlotte-Mecklenburg Hospital Authority, 5.00%, 01/15/2050(a)	$2,040,000	$2,148,403
City of Charlotte NC, 3.00%, 06/01/2038 (Callable 06/01/2029)	2,590,000	2,435,596
City of Monroe NC Enterprise System Revenue, 5.00%, 03/01/2043 (Callable 03/01/2027)	305,000	307,552
Durham Housing Authority, 3.20%, 01/01/2044 (Callable 07/01/2028)(a)	4,000,000	4,019,543
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,250,000	1,301,731
Gastonia Housing Authority, 4.55%, 12/01/2041	4,413,287	4,569,696
Inlivian, 3.30%, 11/10/2043 (Callable 03/01/2028)(a)	3,300,000	3,325,208
North Carolina Housing Finance Agency
3.15%, 02/01/2030 (Callable 02/01/2027)(a)	2,620,000	2,622,909
4.20%, 07/01/2040 (Callable 07/01/2032)	1,990,000	2,001,679
4.00%, 07/01/2047 (Callable 01/01/2027)	115,000	115,040
3.75%, 07/01/2052 (Callable 01/01/2031)	3,095,000	3,113,668
5.75%, 01/01/2054 (Callable 07/01/2032)	1,680,000	1,778,941
6.25%, 01/01/2056 (Callable 07/01/2033)	4,980,000	5,556,912
6.50%, 01/01/2056 (Callable 07/01/2033)	6,495,000	7,360,515
North Carolina Medical Care Commission, 1.40%, 10/01/2032 (Callable 07/01/2026)(a)	3,075,000	3,075,000
North Carolina Turnpike Authority
5.00%, 01/01/2040 (Callable 01/01/2029)	4,450,000	4,586,492
4.00%, 01/01/2041 (Callable 01/01/2029)	1,105,000	1,097,284
5.00%, 01/01/2043 (Callable 01/01/2030)	1,140,000	1,179,215
Raleigh Durham Airport Authority, 5.00%, 05/01/2035 (Callable 05/01/2030)(c)	1,000,000	1,058,848
Raleigh Housing Authority, 3.15%, 01/01/2044 (Callable 08/01/2028)(a)	2,450,000	2,459,605
State of North Carolina, 5.00%, 03/01/2033 (Callable 03/01/2029)	600,000	632,199

	Par	Value
Town of Morehead City NC, 4.05%, 01/01/2028(a)	$3,500,000	$3,517,249
		61,890,332
North Dakota - 0.6%
City of Fargo ND
5.00%, 12/01/2039 (Callable 12/01/2034)	715,000	791,996
5.00%, 12/01/2040 (Callable 12/01/2034)	1,220,000	1,349,282
5.00%, 12/01/2041 (Callable 12/01/2034)	970,000	1,075,346
City of Horace ND
3.00%, 05/01/2029 (Callable 05/01/2027)	430,000	414,047
3.00%, 05/01/2030 (Callable 05/01/2027)	425,000	403,173
3.00%, 05/01/2031 (Callable 05/01/2027)	380,000	355,018
5.00%, 05/01/2031	555,000	589,889
5.00%, 05/01/2032	585,000	626,532
5.00%, 05/01/2033 (Callable 05/01/2031)	630,000	657,853
5.25%, 05/01/2035 (Callable 05/01/2032)	3,300,000	3,399,687
3.00%, 05/01/2037 (Callable 08/01/2026)	2,495,000	2,163,170
5.00%, 05/01/2038 (Callable 05/01/2031)	2,645,000	2,746,055
4.10%, 05/01/2041 (Callable 05/01/2035)	1,555,000	1,514,224
4.38%, 05/01/2041 (Callable 05/01/2033)	2,095,000	2,091,227
4.75%, 05/01/2044 (Callable 05/01/2033)	1,500,000	1,500,441
5.00%, 05/01/2048 (Callable 05/01/2031)	275,000	276,158
6.00%, 05/01/2049 (Callable 05/01/2032)	3,000,000	3,068,080
4.90%, 05/01/2051 (Callable 05/01/2033)	1,500,000	1,500,002
City of Mayville ND, 5.25%, 05/01/2038 (Callable 05/01/2031)	2,000,000	2,053,525
City of Williston ND, 5.00%, 05/01/2028 (Callable 08/01/2026)	320,000	320,523
North Dakota Housing Finance Agency
3.15%, 07/01/2026	580,000	580,000
3.50%, 07/01/2027	1,085,000	1,089,850
3.00%, 07/01/2034 (Callable 07/01/2028)	90,000	85,704
4.30%, 07/01/2039 (Callable 07/01/2033)	2,900,000	2,941,787
3.65%, 07/01/2042 (Callable 01/01/2032)	500,000	481,226

The accompanying notes are an integral part of these financial statements.

312

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Dakota - (Continued)
5.00%, 07/01/2042 (Callable 07/01/2033)	$1,500,000	$1,635,287
3.50%, 07/01/2046 (Callable 07/22/2026)	190,000	189,602
4.00%, 01/01/2050 (Callable 07/01/2028)	775,000	783,578
5.75%, 01/01/2054 (Callable 07/01/2032)	3,235,000	3,425,520
State Board of Higher Education of the State of North Dakota, 5.00%, 04/01/2028	100,000	103,644
Williston Basin School District No 7
5.00%, 08/01/2037 (Callable 08/01/2032)	1,905,000	2,086,385
4.00%, 08/01/2041 (Callable 08/01/2032)	2,250,000	2,264,931
		42,563,742
Ohio - 3.2%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2032 (Callable 11/15/2030)	1,545,000	1,687,568
Akron City School District, 5.25%, 02/01/2042 (Callable 02/01/2033)	900,000	984,520
American Municipal Power, Inc., 4.50%, 08/06/2026	765,000	765,979
Bedford City School District
5.50%, 12/01/2032 (Callable 06/01/2032)	1,000,000	1,144,637
5.50%, 12/01/2033 (Callable 06/01/2032)	2,090,000	2,382,078
5.50%, 12/01/2034 (Callable 06/01/2032)	2,735,000	3,101,450
5.50%, 12/01/2035 (Callable 06/01/2032)	1,440,000	1,624,153
5.50%, 12/01/2036 (Callable 06/01/2032)	1,500,000	1,682,666
5.50%, 12/01/2037 (Callable 06/01/2032)	1,400,000	1,563,578
5.50%, 12/01/2038 (Callable 06/01/2032)	1,375,000	1,529,579
5.50%, 12/01/2039 (Callable 06/01/2032)	3,425,000	3,797,863
City of Akron OH
5.00%, 12/01/2041 (Callable 12/01/2033)	500,000	534,913
5.00%, 12/01/2042 (Callable 12/01/2033)	500,000	532,430
5.00%, 12/01/2044 (Callable 12/01/2033)	600,000	630,662
City of Elyria OH, 4.00%, 12/01/2035 (Callable 08/01/2026)	350,000	350,182

	Par	Value
City of Middleburg Heights OH, 5.00%, 08/01/2033 (Callable 08/01/2031)	$645,000	$682,573
City of Middletown OH, 4.38%, 08/07/2026	2,000,000	2,000,035
City of Pataskala OH, 4.00%, 12/01/2032 (Callable 08/01/2026)	590,000	590,277
City of Richmond Heights OH, 4.50%, 07/30/2026	1,100,000	1,101,074
City of Upper Arlington OH
5.00%, 12/01/2043 (Callable 12/01/2030)	550,000	581,804
5.00%, 12/01/2045 (Callable 12/01/2030)	415,000	435,533
Cleveland-Cuyahoga County Port Authority
5.00%, 07/01/2034 (Callable 07/01/2031)	400,000	431,858
5.00%, 07/01/2036 (Callable 07/01/2031)	600,000	642,022
4.00%, 07/01/2038 (Callable 07/01/2031)	500,000	504,474
Columbus Metropolitan Housing Authority
5.00%, 06/01/2034 (Callable 06/01/2031)	2,450,000	2,591,485
5.00%, 12/01/2035 (Callable 12/01/2032)	3,500,000	3,727,639
Columbus Regional Airport Authority
5.00%, 01/01/2042 (Callable 01/01/2035)	1,000,000	1,091,260
5.00%, 01/01/2043 (Callable 01/01/2035)	1,100,000	1,197,040
Columbus-Franklin County Finance Authority
2.00%, 11/15/2031	510,000	462,857
2.13%, 05/15/2034 (Callable 11/15/2031)	2,145,000	1,862,957
3.82%, 11/15/2036 (Callable 08/01/2026)	335,000	333,402
4.00%, 11/15/2038 (Callable 08/01/2026)	285,000	284,990
5.13%, 01/01/2044	2,000,000	2,160,581
3.19%, 06/01/2044 (Callable 11/01/2028)(a)	8,000,000	8,036,634
3.00%, 05/15/2045 (Callable 11/15/2031)	475,000	475,285
5.00%, 07/01/2045 (Callable 10/01/2026)(a)	775,000	778,808
4.00%, 05/15/2049 (Callable 05/15/2029)	1,940,000	1,767,456
Copley-Fairlawn City School District
5.00%, 12/01/2036 (Callable 06/01/2028)	375,000	387,951
5.00%, 12/01/2037 (Callable 06/01/2028)	300,000	310,130

The accompanying notes are an integral part of these financial statements.

313

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
5.00%, 12/01/2038 (Callable 06/01/2028)	$260,000	$268,447
5.00%, 12/01/2039 (Callable 06/01/2028)	430,000	443,461
5.00%, 12/01/2040 (Callable 06/01/2028)	275,000	283,450
County of Butler OH, 5.00%, 11/15/2031 (Callable 11/15/2027)	225,000	228,697
County of Cuyahoga OH, 3.00%, 12/01/2027 (Callable 08/01/2026)	110,000	110,025
County of Fayette OH
5.25%, 12/01/2032	885,000	985,308
5.25%, 12/01/2033	985,000	1,107,254
5.25%, 12/01/2034	690,000	781,603
5.25%, 12/01/2045 (Callable 12/01/2034)	4,500,000	4,929,683
County of Hamilton OH, 5.00%, 09/15/2032 (Callable 03/15/2030)	695,000	726,938
County of Lorain OH
5.00%, 12/01/2031 (Callable 08/01/2026)	480,000	480,719
3.00%, 12/01/2036 (Callable 08/01/2026)	400,000	370,259
County of Montgomery OH
5.00%, 09/01/2035 (Callable 09/01/2034)	650,000	711,118
5.00%, 09/01/2036 (Callable 09/01/2034)	650,000	707,845
4.00%, 08/01/2037 (Callable 02/01/2031)	400,000	400,087
5.00%, 09/01/2038 (Callable 09/01/2034)	1,070,000	1,153,109
5.00%, 08/01/2039 (Callable 02/01/2031)	825,000	869,592
5.25%, 09/01/2040 (Callable 09/01/2034)	1,000,000	1,079,190
5.25%, 09/01/2041 (Callable 09/01/2034)	985,000	1,054,329
5.25%, 09/01/2044 (Callable 09/01/2034)	1,000,000	1,055,756
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	2,884,000	3,160,885
Dayton-Montgomery County Port Authority, 3.20%, 01/01/2044 (Callable 07/01/2028)(a)	5,700,000	5,727,848
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)	3,000,000	3,107,469

	Par	Value
EHOVE Joint Vocational School District
5.50%, 12/01/2033 (Callable 06/01/2032)	$435,000	$494,525
5.50%, 12/01/2034 (Callable 06/01/2032)	915,000	1,035,478
5.50%, 12/01/2035 (Callable 06/01/2032)	965,000	1,086,742
5.50%, 12/01/2036 (Callable 06/01/2032)	665,000	745,221
5.50%, 12/01/2038 (Callable 06/01/2032)	375,000	417,158
5.50%, 12/01/2039 (Callable 06/01/2032)	300,000	332,660
5.50%, 12/01/2040 (Callable 06/01/2032)	265,000	292,793
5.50%, 12/01/2042 (Callable 06/01/2032)	690,000	755,238
Euclid City School District
4.00%, 12/01/2037 (Callable 06/01/2027)	160,000	160,051
5.00%, 01/15/2040 (Callable 07/15/2035)	670,000	738,131
5.00%, 01/15/2041 (Callable 07/15/2035)	1,200,000	1,306,953
5.00%, 01/15/2043 (Callable 07/15/2035)	1,000,000	1,079,941
Euclid Public Library
5.00%, 12/01/2040 (Callable 06/01/2029)	1,060,000	1,102,192
5.00%, 12/01/2045 (Callable 06/01/2029)	625,000	641,908
5.00%, 12/01/2049 (Callable 06/01/2029)	400,000	408,825
5.00%, 12/01/2053 (Callable 06/01/2029)	650,000	660,738
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	3,900,000	3,438,952
Franklin County Convention Facilities Authority, 5.00%, 12/01/2032 (Callable 12/01/2029)	500,000	532,538
Gahanna-Jefferson City School District
5.00%, 12/01/2038 (Callable 12/01/2030)	130,000	137,014
5.00%, 12/01/2039 (Callable 12/01/2030)	150,000	157,950
5.00%, 12/01/2040 (Callable 12/01/2030)	200,000	209,928
5.25%, 12/01/2041 (Callable 12/01/2030)	230,000	243,570
5.25%, 12/01/2042 (Callable 12/01/2030)	235,000	247,993
5.25%, 12/01/2043 (Callable 12/01/2030)	260,000	273,174

The accompanying notes are an integral part of these financial statements.

314

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
5.25%, 12/01/2044 (Callable 12/01/2030)	$285,000	$297,749
5.25%, 12/01/2045 (Callable 12/01/2030)	200,000	207,820
Hillsdale Local School District, 4.00%, 12/01/2030 (Callable 06/01/2030)	600,000	619,680
Licking Heights Local School District, 6.40%, 12/01/2028	470,000	493,889
Madison-Plains Local School District, 5.00%, 12/01/2039 (Callable 12/01/2032)	150,000	161,758
Margaretta Local School District
5.50%, 10/01/2034 (Callable 10/01/2032)	650,000	728,394
5.50%, 10/01/2035 (Callable 10/01/2032)	600,000	667,525
5.50%, 10/01/2036 (Callable 10/01/2032)	485,000	536,525
5.50%, 10/01/2037 (Callable 10/01/2032)	450,000	497,272
5.50%, 10/01/2038 (Callable 10/01/2032)	735,000	808,751
5.50%, 10/01/2039 (Callable 10/01/2032)	1,720,000	1,884,380
5.50%, 10/01/2040 (Callable 10/01/2032)	1,305,000	1,428,247
5.50%, 10/01/2041 (Callable 10/01/2032)	825,000	898,332
5.50%, 10/01/2044 (Callable 10/01/2032)	2,540,000	2,732,190
Medina City School District, 3.50%, 12/01/2034 (Callable 08/01/2026)	25,000	24,116
North Ridgeville City School District
5.00%, 12/01/2044 (Callable 06/01/2029)	1,000,000	1,029,048
5.00%, 12/01/2047 (Callable 06/01/2029)	1,300,000	1,324,916
Ohio Air Quality Development Authority
3.25%, 09/01/2029	1,000,000	996,626
4.00%, 09/01/2030(a)	5,000,000	5,034,725
4.00%, 01/01/2034(a)	2,000,000	2,016,778
2.40%, 12/01/2038 (Callable 08/01/2026)(a)	2,955,000	2,843,315
Ohio Higher Educational Facility Commission
5.00%, 05/01/2027 (Callable 08/01/2026)	610,000	610,741
5.00%, 05/01/2028 (Callable 08/01/2026)	475,000	475,591
5.00%, 05/01/2032 (Callable 05/01/2030)	720,000	751,489

	Par	Value
5.00%, 05/01/2036 (Callable 05/01/2030)	$300,000	$309,640
Ohio Housing Finance Agency
2.68%, 07/01/2029 (Callable 07/01/2028)(a)	1,000,000	994,882
6.00%, 03/01/2031	410,000	465,381
6.00%, 09/01/2031	215,000	246,906
6.00%, 03/01/2033	100,000	117,118
6.00%, 09/01/2033	100,000	118,024
6.00%, 03/01/2034	95,000	112,912
3.20%, 09/01/2036 (Callable 07/22/2026)	1,625,000	1,531,777
2.90%, 09/01/2045 (Callable 03/01/2029)	3,010,000	2,468,335
3.20%, 01/01/2046 (Callable 04/01/2028)(a)	2,000,000	2,009,980
4.00%, 03/01/2047 (Callable 08/01/2026)	110,000	110,072
7.00%, 03/01/2049 (Callable 09/01/2033)	800,000	935,503
5.50%, 09/01/2050 (Callable 09/01/2034)	3,500,000	3,741,493
Ohio Turnpike & Infrastructure Commission
5.70%, 02/15/2034 (Callable 02/15/2031)	2,350,000	2,630,174
5.80%, 02/15/2036 (Callable 02/15/2031)	410,000	458,251
Ohio Water Development Authority, 5.00%, 12/01/2038 (Callable 12/01/2029)	900,000	951,093
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 12/01/2037 (Callable 12/01/2029)	1,290,000	1,365,892
5.00%, 12/01/2037 (Callable 06/01/2030)	3,105,000	3,312,806
5.00%, 12/01/2040 (Callable 06/01/2030)	700,000	742,193
5.00%, 12/01/2044 (Callable 12/01/2029)	1,030,000	1,076,114
Port of Greater Cincinnati Development Authority
5.00%, 12/01/2030	235,000	254,823
5.00%, 12/01/2032	575,000	638,907
5.00%, 12/01/2033	400,000	448,679
5.00%, 12/01/2035 (Callable 06/01/2034)	440,000	494,606
5.00%, 12/01/2038 (Callable 06/01/2034)	355,000	391,511
5.00%, 03/01/2041 (Callable 03/01/2036)(b)	1,855,000	1,859,686
5.00%, 12/01/2042 (Callable 06/01/2034)	470,000	513,240
5.00%, 12/01/2043 (Callable 06/01/2034)	250,000	270,829

The accompanying notes are an integral part of these financial statements.

315

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
5.00%, 12/01/2044 (Callable 06/01/2034)	$545,000	$586,446
5.63%, 03/01/2046 (Callable 03/01/2036)(b)	2,125,000	2,156,303
4.38%, 12/01/2058 (Callable 06/01/2034)	1,000,000	962,385
Richmond Heights Local School District, 5.00%, 12/01/2038 (Callable 12/01/2028)	300,000	309,664
Riverside Local School District
5.00%, 01/15/2040 (Callable 07/15/2031)	285,000	300,903
5.00%, 01/15/2041 (Callable 07/15/2031)	450,000	473,709
5.00%, 01/15/2043 (Callable 07/15/2031)	245,000	256,162
5.00%, 01/15/2044 (Callable 07/15/2031)	175,000	182,180
5.00%, 01/15/2045 (Callable 07/15/2031)	175,000	181,129
5.00%, 01/15/2046 (Callable 07/15/2031)	135,000	138,907
South Euclid-Lyndhurst City School District
5.00%, 12/01/2042 (Callable 06/01/2031)	250,000	263,273
5.00%, 12/01/2043 (Callable 06/01/2031)	250,000	262,227
Stark County Library District/OH
5.00%, 12/01/2041 (Callable 12/01/2033)	490,000	532,430
5.00%, 12/01/2043 (Callable 12/01/2033)	870,000	936,518
5.00%, 12/01/2045 (Callable 12/01/2033)	1,935,000	2,051,368
State of Ohio
5.00%, 01/15/2032	4,000,000	4,362,814
5.00%, 01/15/2033	3,975,000	4,378,167
4.00%, 01/01/2034 (Callable 01/01/2028)	2,020,000	2,037,069
5.00%, 11/15/2035 (Callable 11/15/2030)	605,000	629,387
5.00%, 12/31/2035 (Callable 08/01/2026)(c)	9,515,000	9,523,228
4.00%, 01/01/2036 (Callable 01/01/2028)	9,100,000	9,147,000
4.00%, 11/15/2036 (Callable 11/15/2030)	635,000	627,787
3.90%, 01/15/2050(a)	5,000,000	5,062,175
2.75%, 01/01/2052(a)	2,265,000	2,256,998
Summit County Development Finance Authority, 5.50%, 12/01/2043 (Callable 12/01/2033)	1,000,000	1,089,278

	Par	Value
Tender Option Bond Trust Receipts/Certificates, 1.50%, 06/01/2031(a)(b)	$7,000,000	$7,000,000
Tipp City Exempted Village School District, 5.00%, 11/01/2040 (Callable 11/01/2031)	510,000	548,083
Tolles Career & Technical Center, 5.25%, 12/01/2049 (Callable 12/01/2031)	2,500,000	2,614,957
Triway Local School District, 4.00%, 12/01/2038 (Callable 12/01/2028)	1,580,000	1,585,044
University of Akron, 5.00%, 01/01/2036 (Callable 08/01/2026)	1,820,000	1,822,037
Village of Bluffton OH
5.00%, 12/01/2026	1,890,000	1,904,748
5.00%, 12/01/2027	1,340,000	1,378,298
Village of Johnstown OH, 4.00%, 12/01/2034 (Callable 08/01/2026)	565,000	565,187
		222,759,673
Oklahoma - 1.6%
Bryan County School Finance Authority
3.25%, 12/01/2033	330,000	324,286
5.00%, 12/01/2034	415,000	455,528
5.00%, 12/01/2036	480,000	529,053
5.00%, 12/01/2037 (Callable 12/01/2036)	500,000	548,098
5.00%, 12/01/2038 (Callable 12/01/2036)	530,000	577,092
5.00%, 12/01/2039 (Callable 12/01/2036)	1,110,000	1,194,991
Caddo County Educational Facilities Authority
5.00%, 09/01/2031	1,025,000	1,090,732
5.00%, 09/01/2032	500,000	534,918
Canadian County Educational Facilities Authority, 5.25%, 09/01/2034 (Callable 09/01/2033)	6,095,000	6,862,280
Chouteau Educational Facilities Authority
4.00%, 09/01/2032	700,000	713,213
4.00%, 09/01/2034	240,000	243,390
City of Broken Arrow OK, 2.00%, 12/01/2034 (Callable 12/01/2031)	385,000	324,826
Cleveland County Home Loan Authority
4.45%, 07/01/2044 (Callable 07/01/2034)	700,000	704,191
4.60%, 07/01/2049 (Callable 07/01/2034)	500,000	496,223

The accompanying notes are an integral part of these financial statements.

316

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
Creek County Educational Facilities Authority, 5.00%, 09/01/2041 (Callable 09/01/2034)	$1,885,000	$2,018,623
Creek County Public Facilities Authority, 5.00%, 08/01/2041 (Callable 08/01/2032)	1,775,000	1,859,771
Garfield County Educational Facilities Authority, 5.00%, 09/01/2030 (Callable 09/01/2026)	3,165,000	3,174,316
Garvin County Educational Facilities Authority, 4.25%, 09/01/2035	1,805,000	1,769,982
Grand River Dam Authority, 5.00%, 06/01/2032 (Callable 12/01/2026)	2,210,000	2,229,995
Lawton Industrial Development Authority
5.00%, 07/01/2036 (Callable 07/01/2034)	300,000	333,099
5.00%, 07/01/2037 (Callable 07/01/2034)	200,000	220,804
5.00%, 07/01/2038 (Callable 07/01/2034)	150,000	164,685
5.00%, 07/01/2039 (Callable 07/01/2034)	200,000	217,552
5.00%, 07/01/2040 (Callable 07/01/2034)	300,000	325,524
5.00%, 07/01/2041 (Callable 07/01/2034)	250,000	269,203
McClain County Economic Development Authority
4.00%, 06/01/2032 (Callable 06/01/2030)	205,000	208,321
4.00%, 06/01/2033 (Callable 06/01/2030)	140,000	141,679
4.00%, 06/01/2034 (Callable 06/01/2030)	225,000	227,506
4.00%, 06/01/2036 (Callable 06/01/2030)	235,000	235,901
5.25%, 09/01/2037 (Callable 09/01/2034)	1,350,000	1,490,212
5.25%, 09/01/2038 (Callable 09/01/2034)	1,470,000	1,616,923
5.25%, 09/01/2039 (Callable 09/01/2034)	1,420,000	1,555,735
Muskogee County Public Safety Authority
4.00%, 12/01/2030	575,000	586,458
4.00%, 12/01/2031 (Callable 12/01/2030)	835,000	847,642
4.00%, 12/01/2032 (Callable 12/01/2030)	1,000,000	1,012,497
4.00%, 12/01/2033 (Callable 12/01/2030)	1,300,000	1,314,998
4.00%, 12/01/2034 (Callable 12/01/2030)	1,380,000	1,390,837

	Par	Value
4.00%, 12/01/2035 (Callable 12/01/2030)	$1,000,000	$1,005,434
Muskogee Industrial Trust, 4.00%, 09/01/2033 (Callable 09/01/2029)	5,415,000	5,433,980
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2042 (Callable 07/01/2035)	900,000	996,138
5.00%, 07/01/2043 (Callable 07/01/2035)	800,000	880,286
Oklahoma City Airport Trust, 5.00%, 07/01/2035 (Callable 07/01/2028)(c)	3,240,000	3,336,725
Oklahoma City Zoological Trust OK Sales Tax Revenue, 4.00%, 06/01/2036 (Callable 06/01/2031)	940,000	960,069
Oklahoma County Finance Authority
5.00%, 09/01/2029	1,620,000	1,677,206
5.00%, 09/01/2030	2,100,000	2,191,849
4.13%, 09/01/2031	1,725,000	1,708,966
5.00%, 09/01/2034	2,500,000	2,622,244
4.75%, 09/01/2037 (Callable 09/01/2036)	2,000,000	1,969,177
5.00%, 10/01/2037 (Callable 10/01/2034)	1,000,000	1,114,477
5.00%, 10/01/2038 (Callable 10/01/2034)	2,000,000	2,213,380
5.00%, 10/01/2039 (Callable 10/01/2034)	1,150,000	1,265,845
5.00%, 10/01/2041 (Callable 10/01/2034)	2,000,000	2,182,668
Oklahoma Housing Finance Agency
3.50%, 03/01/2031	200,000	204,367
5.00%, 09/01/2031	360,000	396,625
5.00%, 09/01/2032	155,000	170,757
3.70%, 09/01/2033 (Callable 03/01/2031)	350,000	349,916
5.00%, 09/01/2033 (Callable 03/01/2033)	360,000	394,801
3.75%, 09/01/2034 (Callable 03/01/2031)	395,000	397,200
3.00%, 09/01/2039 (Callable 03/01/2028)	130,000	117,356
3.20%, 10/01/2042 (Callable 08/01/2026)(a)	15,000	15,003
3.15%, 07/01/2044 (Callable 02/01/2027)(a)	2,750,000	2,753,823
6.00%, 09/01/2046 (Callable 03/01/2034)	1,700,000	1,889,820
5.00%, 03/01/2052 (Callable 03/01/2031)	1,995,000	2,062,930
6.50%, 09/01/2054 (Callable 09/01/2032)	1,100,000	1,223,160
6.50%, 09/01/2056 (Callable 03/01/2033)	5,955,000	6,741,686

The accompanying notes are an integral part of these financial statements.

317

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
Oklahoma Municipal Power Authority
5.00%, 01/01/2040 (Callable 01/01/2036)	$300,000	$330,114
5.00%, 01/01/2041 (Callable 01/01/2036)	235,000	257,426
5.00%, 01/01/2042 (Callable 01/01/2036)	625,000	681,221
5.00%, 01/01/2043 (Callable 01/01/2036)	500,000	542,077
5.00%, 01/01/2046 (Callable 01/01/2036)	1,000,000	1,064,062
Oklahoma Turnpike Authority
5.00%, 01/01/2040 (Callable 01/01/2036)	1,500,000	1,692,790
5.00%, 01/01/2041 (Callable 01/01/2036)	1,500,000	1,681,264
5.50%, 01/01/2053 (Callable 01/01/2032)	5,000,000	5,335,708
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	5,250,000	5,212,590
Pottawatomie County Facilities Authority, 4.00%, 09/01/2026	660,000	660,550
Rogers County Educational Facilities Authority
5.00%, 09/01/2031	590,000	627,836
5.00%, 09/01/2032	485,000	518,595
5.00%, 09/01/2033	495,000	532,959
5.00%, 09/01/2034	525,000	567,577
Stillwater Utilities Authority, 5.00%, 10/01/2040 (Callable 10/01/2032)	375,000	404,834
Tulsa County Industrial Authority, 5.00%, 09/01/2026	300,000	300,944
University of Oklahoma, 4.00%, 07/01/2034 (Callable 08/01/2026)	1,820,000	1,820,068
		106,317,587
Oregon - 1.3%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	5,055,000	5,529,974
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 08/01/2026)	4,635,000	4,640,263
City of Redmond OR
5.00%, 06/01/2037 (Callable 06/01/2035)(c)	1,230,000	1,351,725
5.00%, 06/01/2038 (Callable 06/01/2035)(c)	790,000	863,442
Clackamas Community College District, 5.00%, 06/15/2039 (Callable 06/15/2027)	500,000	508,350

	Par	Value
Clackamas County School District No 12 North Clackamas, 5.00%, 06/15/2037 (Callable 06/15/2028)	$775,000	$803,594
Clackamas County School District No 7J Lake Oswego
5.00%, 06/01/2040 (Callable 06/01/2035)	760,000	854,697
5.00%, 06/01/2041 (Callable 06/01/2035)	430,000	480,031
5.00%, 06/01/2042 (Callable 06/01/2035)	765,000	849,935
Clackamas River Water
5.00%, 11/01/2034	145,000	164,717
5.00%, 11/01/2036 (Callable 11/01/2035)	125,000	141,609
5.00%, 11/01/2037 (Callable 11/01/2035)	100,000	112,532
5.00%, 11/01/2038 (Callable 11/01/2035)	200,000	223,837
5.00%, 11/01/2039 (Callable 11/01/2035)	125,000	139,277
5.00%, 11/01/2040 (Callable 11/01/2035)	125,000	138,543
5.00%, 11/01/2045 (Callable 11/01/2035)	250,000	268,166
5.00%, 11/01/2046 (Callable 11/01/2035)	200,000	212,983
County of Crook OR
0.00%, 06/01/2032(e)	1,045,000	1,103,922
0.00%, 06/01/2034 (Callable 06/01/2032)(e)	1,345,000	1,409,232
0.00%, 06/01/2035 (Callable 06/01/2032)(e)	1,510,000	1,574,023
0.00%, 06/01/2042 (Callable 06/01/2032)(e)	3,775,000	3,830,310
Hillsboro School District No 1J, 5.00%, 06/15/2037 (Callable 06/15/2027)	2,000,000	2,033,778
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, 0.00%, 06/15/2031 (Callable 06/15/2029)(e)	110,000	93,672
Multnomah County School District No 40, 0.00%, 06/15/2035 (Callable 06/15/2033)(e)	1,000,000	712,738
Multnomah-Clackamas Counties Centennial School District No 28JT/OR, 5.00%, 06/15/2045 (Callable 06/15/2030)	3,500,000	3,651,359
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	1,010,000	1,022,619
Oregon State Facilities Authority
5.00%, 10/01/2027	125,000	127,461
5.00%, 10/01/2032 (Callable 10/01/2026)	1,800,000	1,800,651

The accompanying notes are an integral part of these financial statements.

318

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oregon - (Continued)
5.00%, 04/01/2039 (Callable 04/01/2035)	$810,000	$879,248
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 07/22/2026)(b)	18,000,000	18,002,664
Port of Portland OR Airport Revenue, 5.00%, 07/01/2036 (Callable 01/01/2027)(c)	2,000,000	2,015,045
Salem Hospital Facility Authority, 5.00%, 05/15/2035 (Callable 07/22/2026)	500,000	500,359
Salem-Keizer School District No 24J, 5.00%, 06/15/2035 (Callable 06/15/2030)	1,000,000	1,077,164
State of Oregon
5.00%, 05/15/2041 (Callable 05/15/2030)	1,250,000	1,323,252
5.25%, 06/01/2042 (Callable 06/01/2035)	1,145,000	1,302,296
5.25%, 06/01/2043 (Callable 06/01/2035)	1,750,000	1,981,787
State of Oregon Department of Transportation, 5.00%, 11/15/2036 (Callable 11/15/2029)	1,275,000	1,360,583
State of Oregon Housing & Community Services Department
3.93%, 10/01/2036	9,426,338	9,334,830
2.90%, 07/01/2043 (Callable 07/01/2027)	3,000,000	2,610,211
6.50%, 07/01/2054 (Callable 07/01/2032)	4,700,000	5,179,181
Umatilla County School District No. 6R, 5.00%, 06/15/2035 (Callable 06/15/2027)	540,000	550,861
Washington & Clackamas Counties School District No 23J Tigard-Tualatin
5.00%, 06/15/2036 (Callable 06/15/2027)	4,400,000	4,485,158
5.00%, 06/15/2040 (Callable 06/15/2029)	1,000,000	1,047,986
Washington & Multnomah Counties School District No 48J Beaverton, 5.00%, 06/15/2035 (Callable 06/15/2027)	3,050,000	3,109,320
Washington County School District No 13 Banks
0.00%, 06/15/2030(e)	485,000	426,688
0.00%, 06/15/2031(e)	500,000	423,932
0.00%, 06/15/2032(e)	400,000	326,227
		90,580,232

	Par	Value
Pennsylvania - 4.2%
Allegheny County Airport Authority
5.25%, 01/01/2038 (Callable 01/01/2033)(c)	$1,000,000	$1,094,147
5.25%, 01/01/2039 (Callable 01/01/2033)(c)	2,650,000	2,881,619
Allegheny County Higher Education Building Authority
5.00%, 09/01/2026	400,000	399,867
5.00%, 09/01/2027	500,000	502,651
Allegheny County Hospital Development Authority
5.00%, 04/01/2034 (Callable 04/01/2028)	4,245,000	4,354,786
5.00%, 07/15/2034 (Callable 07/15/2029)	230,000	241,467
5.00%, 04/01/2036 (Callable 04/01/2028)	2,725,000	2,786,681
Allegheny County Sanitary Authority
5.00%, 12/01/2043 (Callable 12/01/2032)	1,250,000	1,348,279
5.75%, 06/01/2047 (Callable 06/01/2032)	500,000	548,304
Allentown City School District, 5.00%, 06/01/2034 (Callable 08/01/2026)	1,710,000	1,712,182
Bensalem Township School District
5.00%, 06/01/2035 (Callable 12/01/2033)	1,250,000	1,399,515
5.00%, 06/01/2036 (Callable 12/01/2033)	1,200,000	1,336,265
5.00%, 06/01/2037 (Callable 12/01/2033)	1,225,000	1,344,990
5.00%, 06/01/2038 (Callable 12/01/2033)	1,000,000	1,083,979
Bethlehem Area School District, 5.00%, 08/01/2034 (Callable 02/01/2033)	1,000,000	1,114,368
Bloomsburg Area School District, 4.00%, 09/01/2030 (Callable 08/01/2026)	250,000	250,080
Blue Mountain School District
5.00%, 08/01/2038 (Callable 08/01/2033)	825,000	898,810
5.00%, 08/01/2039 (Callable 08/01/2033)	1,825,000	1,981,110
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475,000	475,000
5.00%, 07/01/2027	475,000	483,017
5.00%, 07/01/2029	2,430,000	2,538,343
5.00%, 07/01/2035 (Callable 07/01/2031)	1,150,000	1,214,313

The accompanying notes are an integral part of these financial statements.

319

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
5.00%, 07/01/2036 (Callable 07/01/2031)	$1,300,000	$1,365,634
5.00%, 07/01/2038 (Callable 07/01/2031)	1,850,000	1,930,639
Catasauqua Area School District
5.00%, 05/15/2043 (Callable 05/15/2030)	1,840,000	1,899,087
5.00%, 05/15/2044 (Callable 05/15/2030)	1,745,000	1,796,626
Centennial School District Bucks County
5.00%, 12/15/2036 (Callable 12/15/2033)	200,000	222,374
5.00%, 12/15/2037 (Callable 12/15/2033)	230,000	254,199
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	3,050,000	3,055,662
5.00%, 08/01/2045 (Callable 08/01/2026)	750,000	732,298
Chester County School Authority
5.00%, 04/01/2037 (Callable 04/01/2031)	650,000	702,242
5.00%, 04/01/2038 (Callable 04/01/2031)	1,000,000	1,076,865
Chestnut Ridge School District
5.00%, 03/01/2037 (Callable 09/01/2033)	340,000	372,171
5.00%, 03/01/2038 (Callable 09/01/2033)	300,000	327,175
5.00%, 03/01/2042 (Callable 09/01/2033)	875,000	937,234
5.00%, 03/01/2043 (Callable 09/01/2033)	920,000	980,379
5.00%, 03/01/2044 (Callable 09/01/2033)	965,000	1,022,508
Chichester School District, 5.25%, 09/15/2039 (Callable 09/15/2031)	1,415,000	1,538,389
City of Erie Higher Education Building Authority
5.00%, 05/01/2031	175,000	181,272
4.00%, 05/01/2036 (Callable 05/01/2031)	575,000	545,091
City of Erie PA
5.00%, 11/15/2040 (Callable 11/15/2033)	1,250,000	1,361,018
5.00%, 11/15/2041 (Callable 11/15/2033)	1,095,000	1,195,533
5.00%, 11/15/2042 (Callable 11/15/2033)	2,270,000	2,470,769

	Par	Value
City of Philadelphia PA
5.00%, 02/01/2034 (Callable 08/01/2029)	$1,285,000	$1,363,064
5.00%, 08/01/2036 (Callable 08/01/2027)	3,250,000	3,310,661
5.00%, 02/01/2037 (Callable 08/01/2029)	3,250,000	3,423,005
City of Philadelphia PA Airport Revenue, 5.00%, 07/01/2032 (Callable 07/01/2027)(c)	1,000,000	1,018,494
City of Philadelphia PA Water & Wastewater Revenue, 5.50%, 06/01/2047 (Callable 06/01/2032)	4,695,000	5,079,167
Clarion County Industrial Development Authority
5.00%, 07/01/2027	1,255,000	1,280,235
5.00%, 07/01/2028	1,155,000	1,199,806
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	4,395,000	4,709,144
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,840,000	1,817,878
Crestwood School District/PA
5.00%, 03/01/2036 (Callable 09/01/2031)	170,000	181,792
5.00%, 03/01/2037 (Callable 09/01/2031)	225,000	239,595
5.00%, 03/01/2038 (Callable 09/01/2031)	240,000	254,553
5.00%, 03/01/2039 (Callable 09/01/2031)	250,000	264,267
5.00%, 03/01/2040 (Callable 09/01/2031)	210,000	221,334
5.00%, 03/01/2041 (Callable 09/01/2031)	350,000	367,286
5.00%, 03/01/2042 (Callable 09/01/2031)	400,000	418,510
5.00%, 03/01/2043 (Callable 09/01/2031)	360,000	375,549
5.00%, 03/01/2044 (Callable 09/01/2031)	270,000	280,338
5.00%, 03/01/2045 (Callable 09/01/2031)	245,000	252,976
5.00%, 03/01/2046 (Callable 09/01/2031)	215,000	220,960
Cumberland County Municipal Authority, 5.00%, 01/01/2039 (Callable 01/01/2029)	580,000	613,006
Cumberland Valley School District
5.00%, 11/15/2043 (Callable 05/15/2034)	1,030,000	1,101,731
5.00%, 11/15/2044 (Callable 05/15/2034)	540,000	573,569

The accompanying notes are an integral part of these financial statements.

320

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Dallas Area Municipal Authority, 5.00%, 05/01/2029 (Callable 07/22/2026)	$1,785,000	$1,785,610
Derry Area School District
5.00%, 10/01/2042 (Callable 04/01/2033)	905,000	973,867
5.00%, 10/01/2043 (Callable 04/01/2033)	950,000	1,019,772
5.00%, 10/01/2044 (Callable 04/01/2033)	500,000	533,177
Downingtown Area School District
5.00%, 11/01/2039 (Callable 11/01/2033)	650,000	717,287
5.00%, 11/01/2040 (Callable 11/01/2033)	750,000	825,079
5.00%, 11/01/2041 (Callable 11/01/2033)	800,000	877,784
5.00%, 11/01/2042 (Callable 11/01/2033)	1,000,000	1,092,237
5.00%, 11/01/2043 (Callable 11/01/2033)	1,100,000	1,198,213
5.00%, 11/01/2044 (Callable 11/01/2033)	850,000	919,807
5.00%, 11/01/2045 (Callable 11/01/2033)	1,000,000	1,074,297
5.00%, 11/01/2046 (Callable 11/01/2033)	1,000,000	1,066,749
Easton Area School District
5.00%, 02/01/2030 (Callable 02/01/2028)	255,000	261,613
5.00%, 02/01/2031 (Callable 02/01/2028)	1,215,000	1,241,029
4.00%, 04/01/2032 (Callable 10/01/2029)	2,915,000	2,917,412
Erie Parking Authority, 4.00%, 09/01/2038 (Callable 09/01/2030)	250,000	251,940
Fox Chapel Area School District, 5.00%, 02/01/2039 (Callable 02/01/2027)	3,100,000	3,130,193
Greater Johnstown School District/PA, 5.00%, 02/01/2040 (Callable 02/01/2031)	750,000	785,689
Hamburg Area School District
3.00%, 04/01/2034 (Callable 10/01/2026)	1,000,000	964,236
3.00%, 04/01/2036 (Callable 10/01/2026)	1,400,000	1,308,949
Haverford Township School District, 5.00%, 03/15/2041 (Callable 03/15/2032)	400,000	428,178
Indiana County Industrial Development Authority
5.00%, 05/01/2030	1,040,000	1,098,860

	Par	Value
5.00%, 05/01/2032 (Callable 11/01/2031)	$920,000	$977,667
Interboro School District
5.25%, 08/15/2043 (Callable 08/15/2035)	215,000	242,158
5.25%, 08/15/2044 (Callable 08/15/2035)	350,000	390,909
5.25%, 08/15/2045 (Callable 08/15/2035)	250,000	277,041
Lancaster County Convention Center Authority
4.00%, 05/01/2038 (Callable 05/01/2032)	1,645,000	1,674,630
4.38%, 05/01/2042 (Callable 05/01/2032)	1,000,000	1,017,739
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2040 (Callable 11/01/2029)	3,100,000	3,212,362
Lancaster School District
5.00%, 06/01/2042 (Callable 06/01/2033)	2,500,000	2,720,071
5.00%, 06/01/2043 (Callable 06/01/2033)	2,000,000	2,168,233
Latrobe Industrial Development Authority
5.00%, 03/01/2031	175,000	182,135
5.00%, 03/01/2032 (Callable 03/01/2031)	265,000	274,727
5.00%, 03/01/2033 (Callable 03/01/2031)	290,000	299,712
5.00%, 03/01/2034 (Callable 03/01/2031)	300,000	308,869
Lycoming County Authority, 3.00%, 10/01/2037 (Callable 10/01/2026)	645,000	563,055
Montgomery County Higher Education and Health Authority
5.00%, 09/01/2032 (Callable 09/01/2028)	2,000,000	2,069,866
5.00%, 09/01/2037 (Callable 09/01/2028)	1,000,000	1,025,743
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 08/01/2026)(c)	3,000,000	3,003,320
5.00%, 06/30/2030(c)	1,245,000	1,318,317
5.00%, 12/31/2030(c)	1,000,000	1,064,325
4.00%, 11/15/2034 (Callable 11/15/2027)	1,005,000	1,009,643
5.00%, 12/31/2034 (Callable 08/01/2026)(c)	7,250,000	7,256,064
5.00%, 03/15/2060 (Callable 09/15/2031)(a)	9,150,000	9,924,914
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2029	500,000	526,010

The accompanying notes are an integral part of these financial statements.

321

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
5.00%, 01/01/2029	$100,000	$105,078
5.00%, 01/01/2030	500,000	534,741
5.00%, 01/01/2030	155,000	165,770
5.00%, 01/01/2031	510,000	553,695
5.00%, 01/01/2031	160,000	173,708
5.00%, 01/01/2032	1,000,000	1,099,800
5.00%, 01/01/2033 (Callable 01/01/2032)	1,425,000	1,557,403
0.00%, 01/01/2034(e)	3,410,000	2,565,900
0.00%, 01/01/2034(e)	1,680,000	1,273,478
0.00%, 01/01/2039(e)	3,640,000	2,175,195
4.25%, 01/01/2050 (Callable 01/01/2032)	2,000,000	1,831,374
Pennsylvania Higher Education Assistance Agency
5.00%, 06/01/2033(c)	1,650,000	1,773,836
5.00%, 06/01/2034(c)	2,000,000	2,153,976
5.00%, 06/01/2035(c)	1,750,000	1,887,421
4.00%, 06/01/2044 (Callable 06/01/2032)(c)	2,145,000	2,114,236
4.25%, 06/01/2047 (Callable 06/01/2035)(c)	10,000,000	10,025,413
Pennsylvania Higher Educational Facilities Authority
5.00%, 07/01/2035 (Callable 08/01/2026)	300,000	292,544
5.00%, 08/15/2042 (Callable 08/15/2027)	1,350,000	1,372,243
Pennsylvania Housing Finance Agency
2.65%, 09/01/2029 (Callable 03/01/2028)(a)	1,950,000	1,931,455
3.50%, 10/01/2036 (Callable 08/01/2026)	140,000	138,550
3.50%, 04/01/2051 (Callable 10/01/2029)	560,000	559,641
4.25%, 10/01/2052 (Callable 04/01/2032)	3,260,000	3,310,814
5.75%, 10/01/2053 (Callable 10/01/2032)	862,870	913,098
Pennsylvania Turnpike Commission
5.00%, 12/01/2032 (Callable 12/01/2027)	850,000	875,049
5.00%, 12/01/2032 (Callable 12/01/2027)	805,000	828,610
5.00%, 12/01/2035 (Callable 12/01/2027)	2,000,000	2,054,605
0.00%, 12/01/2037 (Callable 12/01/2035)(e)	1,140,000	1,183,570
4.75%, 12/01/2037 (Callable 12/01/2026)	600,000	603,649
5.00%, 12/01/2038 (Callable 12/01/2028)	2,480,000	2,582,720
5.13%, 12/01/2040 (Callable 06/01/2029)	795,000	828,760

	Par	Value
4.90%, 12/01/2044 (Callable 12/01/2026)	$3,000,000	$3,015,637
5.00%, 12/01/2044 (Callable 12/01/2029)	5,335,000	5,531,289
5.00%, 12/01/2045 (Callable 06/01/2032)(a)	4,100,000	4,548,103
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, 12/01/2044 (Callable 12/01/2028)	785,000	816,474
Philadelphia Authority for Industrial Development, 5.00%, 07/01/2033 (Callable 07/01/2027)	3,000,000	3,061,219
Philadelphia Gas Works Co.
4.00%, 08/01/2039 (Callable 08/01/2030)	1,250,000	1,257,133
5.25%, 08/01/2041 (Callable 08/01/2034)	2,000,000	2,262,721
5.25%, 08/01/2043 (Callable 08/01/2034)	3,360,000	3,761,320
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2040 (Callable 09/01/2035)	400,000	445,346
5.00%, 09/01/2041 (Callable 09/01/2035)	500,000	555,323
5.00%, 09/01/2043 (Callable 09/01/2035)	485,000	532,863
Plum Boro School District/PA
5.00%, 05/15/2042 (Callable 05/15/2030)	1,280,000	1,333,806
5.00%, 05/15/2043 (Callable 05/15/2030)	1,345,000	1,400,950
Pocono Mountain School District
5.00%, 06/15/2041 (Callable 06/15/2034)	780,000	843,299
5.00%, 06/15/2042 (Callable 06/15/2034)	415,000	447,630
5.00%, 06/15/2043 (Callable 06/15/2034)	315,000	338,862
5.00%, 06/15/2044 (Callable 06/15/2034)	510,000	544,376
5.00%, 06/15/2045 (Callable 06/15/2034)	415,000	440,156
5.00%, 06/15/2046 (Callable 06/15/2034)	365,000	383,932
Ridley School District
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,054,587
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,054,587
Schuylkill Valley School District
5.00%, 04/01/2037 (Callable 10/01/2033)	1,345,000	1,473,742
5.00%, 04/01/2040 (Callable 10/01/2033)	3,005,000	3,249,097
5.00%, 04/01/2041 (Callable 10/01/2033)	1,655,000	1,782,502

The accompanying notes are an integral part of these financial statements.

322

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
5.00%, 04/01/2042 (Callable 10/01/2033)	$570,000	$611,830
Scranton School District/PA, 5.00%, 12/01/2034 (Callable 12/01/2027)	650,000	667,274
Somerset Area School District, 5.00%, 02/15/2039 (Callable 02/15/2031)	1,505,000	1,604,847
Southeastern Pennsylvania Transportation Authority, 5.25%, 06/01/2043 (Callable 06/01/2032)	520,000	562,918
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00%, 12/15/2028 (Callable 12/15/2027)	500,000	516,005
5.00%, 02/01/2031	3,175,000	3,465,122
5.00%, 02/01/2034 (Callable 02/01/2032)	4,000,000	4,380,677
State Public School Building Authority
0.00%, 05/15/2027(e)	160,000	155,612
5.00%, 06/01/2027 (Callable 12/01/2026)	730,000	736,751
0.00%, 05/15/2030(e)	1,780,000	1,566,268
5.00%, 06/01/2031 (Callable 12/01/2026)	6,900,000	6,965,885
5.00%, 06/01/2033 (Callable 12/01/2026)	3,365,000	3,394,743
5.00%, 10/01/2033	270,000	298,242
5.00%, 06/01/2034 (Callable 12/01/2026)	3,825,000	3,856,417
5.00%, 10/01/2034	265,000	293,728
5.00%, 10/01/2036	235,000	260,978
5.00%, 10/01/2038 (Callable 10/01/2036)	205,000	225,051
5.00%, 10/01/2041 (Callable 10/01/2036)	325,000	350,071
Steel Valley School District
5.00%, 11/01/2040 (Callable 11/01/2034)	765,000	821,358
5.00%, 11/01/2042 (Callable 11/01/2034)	730,000	777,050
Steelton-Highspire School District, 4.00%, 11/15/2032 (Callable 11/15/2029)	1,295,000	1,310,860
Township of Upper Darby PA
5.00%, 05/01/2039 (Callable 05/01/2031)	200,000	211,041
5.00%, 05/01/2040 (Callable 05/01/2031)	200,000	210,270
5.00%, 05/01/2041 (Callable 05/01/2031)	315,000	330,389

	Par	Value
5.00%, 05/01/2042 (Callable 05/01/2031)	$300,000	$313,912
5.00%, 05/01/2043 (Callable 05/01/2031)	485,000	505,712
5.00%, 05/01/2044 (Callable 05/01/2031)	250,000	260,315
5.00%, 05/01/2045 (Callable 05/01/2031)	200,000	207,409
Township of Westtown PA
5.00%, 12/15/2042 (Callable 12/15/2029)	975,000	1,006,554
5.00%, 12/15/2048 (Callable 12/15/2029)	1,470,000	1,495,022
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	1,000,000	1,035,241
University Area Joint Authority Sewer Revenue
5.00%, 11/01/2037 (Callable 11/01/2029)	1,965,000	2,062,884
5.00%, 11/01/2038 (Callable 11/01/2029)	1,880,000	1,968,875
Upper Darby School District/PA
5.00%, 04/01/2042 (Callable 10/01/2031)	700,000	741,986
5.00%, 04/01/2043 (Callable 10/01/2031)	1,015,000	1,073,205
5.00%, 04/01/2044 (Callable 10/01/2031)	1,000,000	1,051,584
Westmoreland County Industrial Development Authority/PA
5.00%, 07/01/2029	725,000	751,041
5.00%, 07/01/2030	825,000	860,837
Wilson School District
5.00%, 03/01/2034 (Callable 03/01/2029)	1,535,000	1,621,213
5.00%, 03/01/2035 (Callable 03/01/2029)	1,645,000	1,734,577
5.00%, 03/01/2038 (Callable 03/01/2029)	1,455,000	1,524,175
5.00%, 03/01/2039 (Callable 03/01/2029)	750,000	784,201
		288,676,762
Puerto Rico - 0.0%(f)
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
5.00%, 07/01/2028	135,000	139,107
5.00%, 07/01/2034 (Callable 07/01/2031)	200,000	209,557
5.00%, 07/01/2035 (Callable 07/01/2031)	200,000	208,867
		557,531

The accompanying notes are an integral part of these financial statements.

323

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Rhode Island - 0.6%
City of Pawtucket RI
5.00%, 11/01/2036 (Callable 11/01/2035)	$645,000	$725,138
5.00%, 11/01/2037 (Callable 11/01/2035)	595,000	664,978
5.00%, 11/01/2038 (Callable 11/01/2035)	465,000	518,030
5.00%, 11/01/2039 (Callable 11/01/2035)	500,000	554,411
5.00%, 11/01/2040 (Callable 11/01/2035)	455,000	502,490
5.00%, 11/01/2041 (Callable 11/01/2035)	500,000	550,704
5.00%, 11/01/2042 (Callable 11/01/2035)	500,000	549,029
5.00%, 11/01/2043 (Callable 11/01/2035)	845,000	923,181
5.00%, 11/01/2044 (Callable 11/01/2035)	545,000	590,514
Providence Public Building Authority
5.00%, 09/15/2028	1,000,000	1,044,633
5.00%, 09/15/2031	1,400,000	1,519,238
5.50%, 11/01/2039 (Callable 11/01/2036)	305,000	347,166
5.50%, 11/01/2040 (Callable 11/01/2036)	400,000	454,931
5.50%, 11/01/2041 (Callable 11/01/2036)	400,000	452,373
5.50%, 11/01/2042 (Callable 11/01/2036)	395,000	445,084
5.50%, 11/01/2043 (Callable 11/01/2036)	935,000	1,048,498
5.50%, 11/01/2044 (Callable 11/01/2036)	495,000	551,940
5.50%, 11/01/2045 (Callable 11/01/2036)	625,000	691,440
Rhode Island Commerce Corp., 5.00%, 07/01/2033 (Callable 07/01/2028)	950,000	984,881
Rhode Island Health and Educational Building Corp.
4.00%, 09/15/2031 (Callable 09/15/2026)	125,000	125,103
3.75%, 05/15/2032 (Callable 05/15/2027)	3,000,000	3,009,218
5.00%, 05/15/2033 (Callable 05/15/2029)	1,140,000	1,203,953
5.00%, 07/01/2033	405,000	439,506
5.00%, 07/01/2034	700,000	761,670
5.00%, 07/01/2035	500,000	544,914
5.00%, 07/01/2036 (Callable 07/01/2035)	500,000	541,867
5.00%, 07/01/2037 (Callable 07/01/2035)	725,000	781,387

	Par	Value
5.00%, 07/01/2039 (Callable 07/01/2035)	$750,000	$798,198
5.50%, 05/15/2040 (Callable 05/15/2032)	1,715,000	1,888,019
5.25%, 05/15/2041 (Callable 05/15/2034)	1,650,000	1,820,264
5.50%, 05/15/2041 (Callable 05/15/2032)	1,435,000	1,576,911
5.00%, 07/01/2045 (Callable 07/01/2035)	1,500,000	1,548,862
5.00%, 07/01/2050 (Callable 07/01/2035)	2,400,000	2,435,986
5.00%, 07/01/2055 (Callable 07/01/2035)	1,250,000	1,265,041
Rhode Island Housing & Mortgage Finance Corp.
3.30%, 04/01/2028 (Callable 04/01/2027)	1,680,000	1,686,302
5.00%, 04/01/2049 (Callable 04/01/2033)	1,000,000	1,032,681
3.00%, 10/01/2051 (Callable 04/01/2030)	1,465,000	1,451,946
Rhode Island Student Loan Authority
5.00%, 12/01/2027(c)	1,000,000	1,026,882
5.00%, 12/01/2028(c)	1,000,000	1,042,215
5.00%, 12/01/2032(c)	1,125,000	1,214,855
		39,314,439
South Carolina - 1.0%
Charleston County Airport District, 5.00%, 07/01/2043 (Callable 07/01/2029)	2,185,000	2,267,666
Charleston Housing Authority/SC
4.50%, 09/01/2035 (Callable 09/01/2032)	3,000,000	3,046,108
5.00%, 09/01/2035 (Callable 09/01/2032)	2,000,000	2,117,008
City of Charleston SC Waterworks & Sewer System Revenue, 4.00%, 01/01/2035 (Callable 08/01/2026)	2,490,000	2,490,358
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)	1,000,000	1,002,341
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)	3,500,000	3,683,666
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2028 (Callable 08/01/2026)	285,000	285,497
Lexington County Health Services District, Inc.
5.00%, 11/01/2034 (Callable 08/01/2026)	1,165,000	1,166,614
5.00%, 11/01/2036 (Callable 08/01/2026)	1,000,000	1,001,250

The accompanying notes are an integral part of these financial statements.

324

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - (Continued)
Medical University Hospital Authority
5.25%, 11/15/2037 (Callable 11/15/2032)	$475,000	$523,381
5.25%, 05/15/2043 (Callable 11/15/2032)	3,610,000	3,899,046
5.25%, 05/15/2045 (Callable 11/15/2032)	3,775,000	4,026,463
Patriots Energy Group Financing Agency, 5.25%, 10/01/2054 (Callable 05/01/2031)(a)	2,115,000	2,269,363
Piedmont Municipal Power Agency
0.00%, 01/01/2029(e)	1,815,000	1,678,746
0.00%, 01/01/2029(e)	1,000,000	927,209
South Carolina Jobs-Economic Development Authority
5.00%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,122,646
5.75%, 11/15/2029 (Callable 07/15/2026)	225,000	225,234
4.00%, 08/15/2030 (Callable 08/15/2026)	270,000	270,052
5.00%, 05/01/2031 (Callable 05/01/2028)	400,000	414,325
5.25%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,504,138
5.25%, 07/01/2037 (Callable 07/22/2026)	125,000	125,077
South Carolina Public Service Authority
5.00%, 12/01/2032 (Callable 07/22/2026)	1,015,000	1,016,218
5.00%, 12/01/2036 (Callable 06/01/2032)	447,000	489,786
5.00%, 12/01/2038 (Callable 06/01/2032)	1,033,000	1,121,524
5.00%, 12/01/2038 (Callable 06/01/2032)	709,000	769,759
South Carolina State Housing Finance & Development Authority
5.00%, 01/01/2032	430,000	468,568
5.00%, 07/01/2032	500,000	547,626
5.00%, 07/01/2032	455,000	498,340
5.00%, 01/01/2033	500,000	548,658
5.00%, 01/01/2033	480,000	526,711
5.00%, 07/01/2033	480,000	528,878
3.05%, 05/01/2046 (Callable 08/01/2028)(a)	1,000,000	1,000,710
3.80%, 01/01/2049 (Callable 07/01/2027)	105,000	96,054
3.75%, 01/01/2050 (Callable 01/01/2029)	2,180,000	2,192,549
4.00%, 07/01/2050 (Callable 07/01/2029)	1,165,000	1,174,811
3.00%, 01/01/2052 (Callable 07/01/2030)	4,840,000	4,791,661

	Par	Value
6.50%, 07/01/2055 (Callable 01/01/2033)	$4,280,000	$4,815,808
6.50%, 07/01/2055 (Callable 07/01/2033)	4,925,000	5,574,721
6.00%, 07/01/2056 (Callable 07/01/2034)	2,510,000	2,786,913
Spartanburg County School District No 4/SC, 5.25%, 03/01/2052 (Callable 03/01/2032)	1,850,000	1,941,044
Spartanburg Regional Health Services District
4.00%, 04/15/2036 (Callable 04/15/2030)	445,000	450,648
4.00%, 04/15/2037 (Callable 04/15/2030)	500,000	503,493
4.00%, 04/15/2038 (Callable 04/15/2030)	500,000	501,910
Starr-Iva Water & Sewer District, 2.00%, 06/01/2040 (Callable 06/01/2031)	800,000	608,179
Williamsburg County Public Facilities Corp., 4.00%, 06/01/2032 (Callable 06/01/2030)	490,000	500,776
		68,501,533
South Dakota - 0.3%
Brookings School District No 005-1, 5.50%, 06/15/2043 (Callable 06/15/2033)	520,000	581,503
City of Brandon SD Sales Tax Revenue, 5.00%, 08/01/2037 (Callable 08/01/2030)	1,880,000	1,966,475
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,199,743
City of Spearfish SD Sales Tax Revenue, 4.00%, 12/15/2029	975,000	996,431
County of Minnehaha SD, 5.00%, 12/01/2041 (Callable 12/01/2032)	1,000,000	1,081,752
Custer School District 16-1, 3.00%, 01/15/2040 (Callable 01/15/2030)	1,500,000	1,325,322
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2029 (Callable 09/01/2028)	380,000	378,591
3.00%, 09/01/2030 (Callable 09/01/2028)	175,000	172,355
4.00%, 11/01/2034 (Callable 08/01/2026)	3,940,000	3,944,468
4.00%, 11/01/2040 (Callable 08/01/2026)	325,000	319,772
3.00%, 09/01/2041 (Callable 09/01/2028)	250,000	212,470
5.00%, 11/01/2051 (Callable 11/01/2031)(a)	4,070,000	4,435,216

The accompanying notes are an integral part of these financial statements.

325

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Dakota - (Continued)
South Dakota Housing Development Authority
4.00%, 05/01/2049 (Callable 05/01/2028)	$635,000	$638,213
6.25%, 05/01/2055 (Callable 05/01/2032)	865,000	930,023
6.25%, 11/01/2055 (Callable 05/01/2033)	2,660,000	2,955,215
		23,137,549
Tennessee - 2.3%
Chattanooga Health Educational & Housing Facility Board
3.80%, 12/01/2029(a)	1,900,000	1,905,047
2.95%, 05/01/2044 (Callable 11/01/2028)(a)	2,750,000	2,741,675
City of Chattanooga TN Electric Revenue
5.00%, 09/01/2037 (Callable 09/01/2031)	980,000	1,062,845
5.00%, 09/01/2038 (Callable 09/01/2031)	4,200,000	4,529,523
City of Clarksville TN Electric System Revenue, 4.13%, 09/01/2039 (Callable 09/01/2032)	1,000,000	1,025,882
City of Columbia TN, 3.25%, 12/01/2037 (Callable 12/01/2032)	1,675,000	1,622,193
City of Jackson TN
5.00%, 04/01/2029 (Callable 07/22/2026)	1,125,000	1,125,745
5.00%, 04/01/2036 (Callable 07/22/2026)	3,290,000	3,291,569
5.00%, 04/01/2037 (Callable 10/01/2028)	640,000	654,942
5.00%, 04/01/2041 (Callable 10/01/2028)	1,375,000	1,394,252
City of Memphis TN Memphis Light Gas & Water Division Gas Revenue
4.00%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,304,779
4.00%, 12/01/2033 (Callable 12/01/2027)	480,000	486,960
4.00%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,314,409
City of Oak Ridge TN, 2.00%, 06/01/2034 (Callable 06/01/2030)	1,085,000	961,702
County of Putnam TN, 2.00%, 04/01/2035 (Callable 04/01/2030)	3,875,000	3,343,775
Greeneville Health & Educational Facilities Board, 4.00%, 07/01/2040 (Callable 07/01/2028)	975,000	937,746

	Par	Value
Hamilton County & Chattanooga Sports Authority
5.50%, 12/01/2040 (Callable 12/01/2034)	$825,000	$950,910
5.50%, 12/01/2041 (Callable 12/01/2034)	975,000	1,118,120
5.50%, 12/01/2042 (Callable 12/01/2034)	700,000	799,147
Industrial Development Board Of The City Of Kingsport Tennessee, 2.95%, 09/01/2029(a)	4,000,000	3,994,854
Knox County Health Educational & Housing Facility Board
5.00%, 07/01/2031	185,000	201,757
5.00%, 07/01/2033	675,000	752,287
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2032	5,000,000	5,502,308
5.00%, 05/01/2037 (Callable 05/01/2033)	1,220,000	1,319,506
5.00%, 07/01/2038 (Callable 07/01/2036)	3,485,000	3,894,570
5.00%, 05/01/2039 (Callable 05/01/2033)	500,000	536,786
5.00%, 05/01/2040 (Callable 05/01/2033)	725,000	774,915
5.25%, 05/01/2048 (Callable 05/01/2033)	2,000,000	2,085,184
Metropolitan Government Nashville & Davidson County Industrial Development Board, 3.15%, 07/01/2044 (Callable 01/01/2029)(a)	6,475,000	6,498,745
Metropolitan Government Nashville & Davidson County Sports Authority
5.00%, 07/01/2036 (Callable 01/01/2034)	1,695,000	1,890,739
5.00%, 07/01/2036 (Callable 01/01/2034)	500,000	562,377
5.00%, 07/01/2037 (Callable 01/01/2034)	1,000,000	1,108,763
Metropolitan Government of Nashville & Davidson County TN, 3.00%, 01/01/2034 (Callable 01/01/2031)	2,010,000	1,976,237
Metropolitan Nashville Airport Authority
5.00%, 07/01/2035 (Callable 07/01/2030)(c)	3,500,000	3,692,703
5.00%, 07/01/2037 (Callable 01/01/2036)(c)	1,500,000	1,664,504
5.50%, 07/01/2037 (Callable 07/01/2032)(c)	1,650,000	1,829,548
5.00%, 07/01/2038 (Callable 01/01/2036)(c)	1,235,000	1,360,667

The accompanying notes are an integral part of these financial statements.

326

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
5.00%, 07/01/2040 (Callable 01/01/2036)(c)	$1,350,000	$1,471,907
5.00%, 07/01/2041 (Callable 01/01/2036)(c)	1,500,000	1,632,281
5.50%, 07/01/2042 (Callable 07/01/2032)(c)	1,845,000	2,009,093
Oak Ridge Housing Authority, 3.20%, 12/01/2044 (Callable 04/01/2028)(a)	6,085,000	6,101,434
Public Building Authority of Sevier County TN, 1.40%, 06/01/2039 (Callable 07/01/2026)(a)	9,230,000	9,230,000
Rutherford County Health & Educational Facilities Board, 5.00%, 11/15/2048 (Callable 11/15/2029)(a)	4,000,000	4,310,710
Shelby County Health Educational & Housing Facilities Board, 5.00%, 09/01/2044(a)	2,250,000	2,395,740
Tennergy Corp./TN
5.50%, 12/01/2030	3,470,000	3,685,125
5.50%, 10/01/2053 (Callable 09/01/2030)(a)	7,285,000	7,763,669
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	755,000	761,230
5.00%, 12/01/2031	2,965,000	3,133,192
5.00%, 12/01/2033	1,000,000	1,058,730
5.00%, 11/01/2034 (Callable 08/01/2034)	25,250,000	26,981,191
5.00%, 05/01/2053 (Callable 02/01/2028)(a)	3,000,000	3,088,446
Tennessee Housing Development Agency
3.60%, 01/01/2031 (Callable 07/22/2026)	735,000	735,136
3.10%, 07/01/2036 (Callable 07/22/2026)	245,000	232,290
3.55%, 07/01/2039 (Callable 07/22/2026)	175,000	169,992
4.00%, 01/01/2042 (Callable 07/22/2026)	55,000	55,159
3.60%, 07/01/2042 (Callable 01/01/2027)	350,000	338,023
3.85%, 07/01/2043 (Callable 07/01/2027)	2,000,000	1,932,217
4.00%, 07/01/2043 (Callable 07/22/2026)	780,000	761,233
4.45%, 07/01/2043 (Callable 07/01/2032)	2,300,000	2,333,938
3.50%, 07/01/2045 (Callable 01/01/2027)	1,030,000	1,027,610
4.00%, 07/01/2045 (Callable 07/22/2026)	10,000	10,001
3.50%, 01/01/2047 (Callable 07/22/2026)	25,000	24,992

	Par	Value
4.50%, 07/01/2049 (Callable 01/01/2028)	$205,000	$206,636
3.75%, 01/01/2050 (Callable 01/01/2029)	560,000	562,798
6.25%, 01/01/2054 (Callable 07/01/2032)	7,195,000	7,736,576
Tennessee State School Bond Authority, 5.00%, 11/01/2047 (Callable 11/01/2032)	1,000,000	1,056,456
		161,023,476
Texas - 13.9%
Alamo Community College District
5.00%, 08/15/2038 (Callable 08/15/2027)	1,040,000	1,057,648
4.50%, 08/15/2042 (Callable 08/15/2031)	750,000	768,337
Andrews County Hospital District, 4.00%, 03/15/2032 (Callable 09/15/2030)	25,000	24,473
Anna Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2035)	1,135,000	1,269,459
Arcola Municipal Management District No 1
4.00%, 11/01/2037 (Callable 11/01/2030)	520,000	525,234
4.00%, 11/01/2039 (Callable 11/01/2030)	1,115,000	1,118,692
4.00%, 11/01/2040 (Callable 11/01/2030)	600,000	598,760
Argyle Independent School District
5.00%, 08/15/2035	1,345,000	1,532,519
5.00%, 08/15/2036 (Callable 08/15/2035)	1,240,000	1,403,666
5.00%, 08/15/2039 (Callable 08/15/2035)	2,460,000	2,736,438
5.00%, 08/15/2040 (Callable 08/15/2035)	905,000	1,001,620
Arlington Higher Education Finance Corp.
5.00%, 08/15/2028	980,000	1,023,397
4.00%, 08/15/2029	325,000	332,181
5.00%, 08/15/2029	560,000	594,516
4.00%, 08/15/2030	415,000	425,509
5.00%, 08/15/2030	605,000	652,627
5.00%, 08/15/2031	585,000	641,582
5.00%, 08/15/2032	660,000	732,703
4.00%, 08/15/2036 (Callable 08/15/2029)	1,150,000	1,163,261
4.00%, 08/15/2037 (Callable 08/15/2031)	765,000	771,086
4.00%, 02/15/2040 (Callable 08/01/2026)	805,000	800,738
5.00%, 08/15/2040 (Callable 08/15/2035)	750,000	814,880

The accompanying notes are an integral part of these financial statements.

327

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
4.13%, 08/15/2042 (Callable 08/15/2031)	$2,920,000	$2,926,812
5.00%, 08/15/2045 (Callable 08/15/2035)	1,500,000	1,581,212
Aubrey Independent School District
5.00%, 02/15/2035	575,000	655,464
5.00%, 02/15/2036 (Callable 02/15/2035)	585,000	658,633
5.00%, 02/15/2037 (Callable 02/15/2035)	745,000	833,063
5.25%, 02/15/2041 (Callable 02/15/2035)	915,000	1,025,064
5.25%, 02/15/2042 (Callable 02/15/2035)	1,310,000	1,460,448
Austin Affordable Pfc, Inc.
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	1,050,000	1,076,478
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	800,000	819,245
Austin Independent School District
5.00%, 08/01/2036 (Callable 08/01/2035)	2,965,000	3,395,958
5.00%, 08/01/2037 (Callable 08/01/2035)	1,750,000	1,988,979
5.00%, 08/01/2048 (Callable 02/01/2029)	2,000,000	2,042,810
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2032 (Callable 10/01/2027)	1,000,000	1,016,095
5.00%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,266,553
5.00%, 10/01/2036 (Callable 10/01/2027)	885,000	895,676
Baird Independent School District
5.00%, 08/15/2043 (Callable 08/15/2035)	380,000	416,489
5.00%, 08/15/2044 (Callable 08/15/2035)	500,000	544,741
5.00%, 08/15/2045 (Callable 08/15/2035)	200,000	216,163
Barker Cypress Municipal Utility District, 4.00%, 04/01/2028 (Callable 08/01/2026)	1,125,000	1,125,512
Baytown Municipal Development District, 3.50%, 10/01/2031(b)	915,000	764,667
Bell County Water Control & Improvement District No 1, 5.00%, 07/10/2037 (Callable 07/10/2033)	525,000	571,372
Belton Independent School District, 4.00%, 02/15/2034 (Callable 02/15/2027)	665,000	668,528

	Par	Value
Berry Creek Highlands Municipal Utility District, 5.50%, 09/01/2035 (Callable 09/01/2032)	$275,000	$304,087
Boerne Independent School District, 3.85%, 12/01/2043(a)	2,360,000	2,390,758
Brazoria County Municipal Utility District No 40, 6.50%, 09/01/2031 (Callable 09/01/2030)	175,000	198,032
Brazoria County Municipal Utility District No 55, 3.00%, 09/01/2042 (Callable 09/01/2027)	970,000	777,520
Brazoria County Municipal Utility District No 61, 4.00%, 09/01/2036 (Callable 09/01/2028)	685,000	690,154
Brazoria County Toll Road Authority, 4.00%, 03/01/2040 (Callable 03/01/2030)	1,400,000	1,404,639
Brazos County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 09/01/2030)	275,000	279,672
4.00%, 09/01/2036 (Callable 09/01/2030)	290,000	293,948
4.00%, 09/01/2037 (Callable 09/01/2030)	305,000	308,051
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2031(c)	5,600,000	5,914,938
5.00%, 04/01/2032(c)	3,100,000	3,300,030
Bullard Independent School District, 4.00%, 02/15/2051(a)	7,000,000	7,163,631
Cameron Independent School District
5.00%, 02/15/2034	750,000	848,781
5.00%, 02/15/2035 (Callable 08/15/2034)	790,000	892,117
5.00%, 02/15/2036 (Callable 08/15/2034)	835,000	937,944
5.00%, 02/15/2037 (Callable 08/15/2034)	870,000	970,925
Caney Creek Municipal Utility District, 5.00%, 03/01/2037 (Callable 03/01/2035)	220,000	234,756
Capital Area Housing Finance Corp., 3.20%, 01/01/2041 (Callable 07/22/2026)(a)	1,650,000	1,650,114
Cedar Hill Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2034)	3,000,000	3,254,224
Cedar Port Navigation & Improvement District, 5.00%, 09/01/2026	1,700,000	1,705,460
Central Texas Regional Mobility Authority
5.00%, 01/01/2039 (Callable 01/01/2030)	710,000	745,140
4.00%, 01/01/2040 (Callable 01/01/2031)	1,250,000	1,253,879

The accompanying notes are an integral part of these financial statements.

328

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 01/01/2043 (Callable 01/01/2028)	$2,840,000	$2,889,725
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	1,450,000	1,357,959
City of Arlington TX, 5.00%, 08/15/2041 (Callable 08/15/2033)	255,000	276,569
City of Austin TX Airport System Revenue, 5.00%, 11/15/2043 (Callable 11/15/2032)(c)	1,970,000	2,071,050
City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2044 (Callable 11/15/2029)	600,000	622,323
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2041 (Callable 09/01/2033)	1,000,000	1,083,015
5.00%, 09/01/2042 (Callable 09/01/2033)	1,235,000	1,333,943
5.00%, 09/01/2049 (Callable 09/01/2033)	2,700,000	2,805,071
City of Borger TX Combined Venue Tax, 2.25%, 08/01/2046 (Callable 08/01/2030)	1,050,000	697,999
City of Celina TX
5.00%, 09/01/2031	510,000	549,258
5.00%, 09/01/2032	535,000	580,554
City of Conroe TX
5.00%, 03/01/2031 (Callable 03/01/2028)	380,000	393,581
5.00%, 11/15/2036 (Callable 11/15/2028)	500,000	519,711
City of Dallas Housing Finance Corp.
5.00%, 10/01/2028 (Callable 10/01/2027)(a)	970,000	994,596
3.05%, 08/01/2030(a)	4,750,000	4,759,170
5.00%, 03/01/2044	2,850,000	3,038,108
City of Dallas TX Waterworks & Sewer System Revenue, 4.00%, 10/01/2034 (Callable 08/01/2026)	500,000	500,073
City of Denton TX Utility System Revenue, 5.00%, 12/01/2032 (Callable 12/01/2026)	2,000,000	2,015,151
City of Fort Worth TX, 5.00%, 09/01/2044 (Callable 09/01/2031)	860,000	899,723
City of Friendswood TX Waterworks & Sewer System Revenue, 3.00%, 03/01/2034 (Callable 03/01/2031)	700,000	668,585
City of Godley TX
5.00%, 08/15/2034	1,000,000	1,115,008

	Par	Value
5.00%, 08/15/2035 (Callable 08/15/2034)	$1,000,000	$1,106,164
5.00%, 08/15/2037 (Callable 08/15/2034)	1,640,000	1,793,799
5.00%, 08/15/2038 (Callable 08/15/2034)	1,670,000	1,817,261
5.00%, 08/15/2039 (Callable 08/15/2034)	1,805,000	1,954,592
5.00%, 08/15/2040 (Callable 08/15/2034)	1,005,000	1,081,507
City of Hondo TX, 5.00%, 02/01/2037 (Callable 02/01/2033)	300,000	323,914
City of Houston TX Airport System Revenue, 5.00%, 07/01/2039 (Callable 07/01/2028)	6,440,000	6,650,408
City of Hutto TX, 4.25%, 08/01/2047 (Callable 08/01/2032)	1,205,000	1,179,868
City of Kyle TX
5.00%, 08/15/2034	300,000	337,657
5.00%, 08/15/2035 (Callable 08/15/2034)	375,000	419,566
5.00%, 08/15/2036 (Callable 08/15/2034)	500,000	555,799
5.00%, 08/15/2037 (Callable 08/15/2034)	335,000	370,358
5.00%, 08/15/2038 (Callable 08/15/2034)	400,000	439,358
5.00%, 08/15/2039 (Callable 08/15/2034)	625,000	680,854
5.00%, 08/15/2040 (Callable 08/15/2034)	500,000	540,921
City of Magnolia TX, 5.70%, 09/01/2046(b)	915,000	961,475
City of Manvel TX, 5.25%, 02/15/2039 (Callable 02/15/2033)	1,045,000	1,155,805
City of Mesquite TX Waterworks & Sewer System Revenue
5.00%, 03/01/2039 (Callable 03/01/2032)	500,000	534,323
5.00%, 03/01/2040 (Callable 03/01/2032)	500,000	531,887
5.00%, 03/01/2041 (Callable 03/01/2032)	500,000	530,831
5.00%, 03/01/2042 (Callable 03/01/2032)	500,000	528,922
City of Midland TX, 5.00%, 03/01/2040 (Callable 03/01/2034)	740,000	812,961
City of Paris TX, 3.00%, 12/15/2035 (Callable 12/15/2030)	610,000	580,363
City of Pharr TX
5.00%, 08/15/2044 (Callable 08/15/2036)	850,000	919,795
5.00%, 08/15/2045 (Callable 08/15/2036)	500,000	537,876

The accompanying notes are an integral part of these financial statements.

329

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 08/15/2046 (Callable 08/15/2036)	$455,000	$485,423
City of Princeton TX, 2.00%, 02/15/2036 (Callable 02/15/2030)	300,000	244,483
City of Round Rock TX, 4.63%, 08/15/2047 (Callable 08/15/2034)	2,605,000	2,683,047
City of San Antonio TX Airport System, 5.00%, 07/01/2033 (Callable 08/01/2026)(c)	1,190,000	1,191,566
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2045 (Callable 02/01/2030)	3,100,000	3,206,159
1.13%, 12/01/2045(a)	700,000	692,738
5.25%, 02/01/2049 (Callable 08/01/2034)	1,000,000	1,065,782
3.00%, 02/01/2055(a)	7,000,000	6,965,160
3.08%, 02/01/2055(a)	6,000,000	6,001,625
City of San Marcos TX Waterworks & Sewer System Revenue, 5.00%, 08/15/2038 (Callable 08/15/2034)	1,670,000	1,854,318
City of Sugar Land TX
5.00%, 02/15/2038 (Callable 02/15/2034)	1,550,000	1,713,047
5.00%, 02/15/2040 (Callable 02/15/2034)	1,635,000	1,787,039
City of Temple TX
4.00%, 08/01/2037 (Callable 08/01/2030)	200,000	201,336
4.00%, 08/01/2038 (Callable 08/01/2030)	165,000	165,650
4.00%, 08/01/2039 (Callable 08/01/2030)	435,000	435,820
Clifton Higher Education Finance Corp.
4.00%, 08/15/2030 (Callable 08/15/2026)	800,000	800,640
4.00%, 08/15/2032 (Callable 08/15/2026)	600,000	600,339
5.00%, 08/15/2034 (Callable 08/15/2026)	1,000,000	1,002,078
5.00%, 08/15/2034 (Callable 08/15/2032)	1,350,000	1,471,676
4.00%, 04/01/2035 (Callable 04/01/2030)	250,000	254,069
4.00%, 08/15/2035 (Callable 08/15/2029)	1,380,000	1,399,039
5.00%, 08/15/2036 (Callable 08/15/2026)	1,000,000	1,001,668
5.00%, 08/15/2037 (Callable 08/15/2034)	5,075,000	5,610,667

	Par	Value
5.00%, 08/15/2038 (Callable 08/15/2026)	$235,000	$235,281
5.25%, 02/15/2044 (Callable 02/15/2034)	1,250,000	1,349,975
5.25%, 02/15/2045 (Callable 02/15/2034)	1,400,000	1,502,270
Collin County Municipal Utility District No 2
4.75%, 09/01/2036 (Callable 10/01/2029)	1,470,000	1,519,793
5.13%, 09/01/2048 (Callable 10/01/2029)	1,500,000	1,526,662
Colony Municipal Utility District No 1A
7.00%, 08/15/2026	265,000	266,186
7.00%, 08/15/2029	310,000	347,283
5.00%, 08/15/2030 (Callable 08/15/2029)	330,000	348,738
Colony Municipal Utility District No 1B, 4.00%, 08/15/2037 (Callable 08/15/2029)	710,000	713,246
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2031 (Callable 03/01/2028)	560,000	567,316
4.00%, 03/01/2032 (Callable 03/01/2028)	690,000	698,037
4.00%, 03/01/2033 (Callable 03/01/2028)	720,000	727,359
4.38%, 03/01/2033 (Callable 03/01/2028)	425,000	431,905
4.00%, 03/01/2034 (Callable 03/01/2028)	750,000	756,631
4.38%, 03/01/2034 (Callable 03/01/2028)	445,000	451,613
4.38%, 03/01/2035 (Callable 03/01/2028)	475,000	481,446
4.38%, 03/01/2036 (Callable 03/01/2028)	500,000	506,113
4.38%, 03/01/2037 (Callable 03/01/2028)	530,000	535,714
4.38%, 03/01/2038 (Callable 03/01/2028)	560,000	565,121
4.38%, 03/01/2042 (Callable 03/01/2028)	1,250,000	1,254,561
4.38%, 03/01/2045 (Callable 03/01/2028)	2,330,000	2,333,022
Community Independent School District/TX
5.00%, 02/15/2039 (Callable 02/15/2035)	1,880,000	2,093,798
5.00%, 02/15/2041 (Callable 02/15/2033)	1,845,000	2,003,471
Conroe Independent School District, 5.00%, 02/15/2044 (Callable 02/15/2035)	5,755,000	6,280,323

The accompanying notes are an integral part of these financial statements.

330

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Conroe Municipal Management District No 1, 4.00%, 09/01/2032 (Callable 09/01/2028)	$410,000	$415,428
County of Calhoun TX
5.00%, 02/15/2037 (Callable 02/15/2033)	1,400,000	1,527,300
5.00%, 02/15/2038 (Callable 02/15/2033)	1,000,000	1,086,498
5.00%, 02/15/2040 (Callable 02/15/2033)	1,065,000	1,144,449
County of Denton TX, 3.00%, 07/15/2034 (Callable 08/01/2026)	885,000	866,079
County of Harris TX Toll Road Revenue, 5.00%, 08/15/2043 (Callable 02/15/2028)	500,000	511,015
County of La Salle TX, 5.00%, 03/01/2034 (Callable 03/01/2027)	640,000	649,768
County of Smith TX, 5.00%, 08/15/2035 (Callable 08/15/2032)	915,000	1,008,649
County of Wichita TX, 5.00%, 09/15/2042 (Callable 09/15/2027)	1,000,000	1,015,507
County of Wise TX
5.00%, 08/15/2029	880,000	918,960
5.00%, 08/15/2033 (Callable 08/15/2031)	930,000	983,850
Crane Independent School District
5.00%, 02/15/2037 (Callable 02/15/2032)	750,000	810,931
5.00%, 02/15/2039 (Callable 02/15/2032)	885,000	949,729
Dalhart Independent School District, 5.00%, 02/15/2043 (Callable 02/15/2032)	1,440,000	1,537,586
Dallas Fort Worth International Airport
5.00%, 11/01/2032(c)	5,900,000	6,479,692
5.00%, 11/01/2050 (Callable 08/01/2032)(a)(c)	3,500,000	3,813,985
Dallas Independent School District
5.00%, 02/15/2055(a)	5,000,000	5,430,631
5.00%, 02/15/2055(a)	4,000,000	4,142,648
5.00%, 02/15/2056(a)	7,025,000	7,495,367
Dallas Metrocare Services
5.00%, 11/01/2040 (Callable 11/01/2035)	1,075,000	1,177,022
5.00%, 11/01/2041 (Callable 11/01/2035)	1,050,000	1,145,314
5.00%, 11/01/2042 (Callable 11/01/2035)	940,000	1,020,279

	Par	Value
5.00%, 11/01/2043 (Callable 11/01/2035)	$1,305,000	$1,410,082
5.25%, 11/01/2050 (Callable 11/01/2035)	2,350,000	2,479,947
Danbury Higher Education Authority, Inc., 4.00%, 02/15/2031 (Callable 02/15/2027)	200,000	201,353
Deaf Smith County Hospital District
5.00%, 03/01/2030 (Callable 03/01/2027)	1,000,000	1,007,197
5.00%, 03/01/2034 (Callable 03/01/2027)	1,120,000	1,125,374
4.00%, 03/01/2040 (Callable 03/01/2027)	2,045,000	1,868,876
Deer Park Independent School District, 5.00%, 08/15/2048 (Callable 08/15/2032)	1,500,000	1,562,883
Denton Independent School District
4.00%, 08/15/2055(a)	4,900,000	5,007,499
4.00%, 08/15/2055(a)	2,000,000	2,077,908
DeSoto Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2034)	2,700,000	2,972,682
Dickinson Independent School District, 3.10%, 08/01/2037(a)	5,190,000	5,199,346
Donna Independent School District/TX, 5.00%, 02/15/2040 (Callable 02/15/2033)	2,045,000	2,204,702
Dripping Springs Independent School District/TX, 5.00%, 02/15/2038 (Callable 02/15/2035)	2,000,000	2,255,235
East Fork Fresh Water Supply District No 1-A
4.75%, 09/01/2039 (Callable 12/01/2029)	240,000	245,184
4.75%, 09/01/2040 (Callable 12/01/2029)	290,000	295,273
Ector County Independent School District
5.00%, 08/15/2039 (Callable 08/15/2033)	1,000,000	1,092,690
4.00%, 08/15/2049(a)	3,035,000	3,075,918
El Paso County Hospital District
5.00%, 02/15/2027	300,000	303,967
5.00%, 08/15/2027	2,040,000	2,073,046
5.00%, 02/15/2028	475,000	491,403
5.00%, 02/15/2029	500,000	526,969
5.00%, 08/15/2029	1,650,000	1,744,032
5.00%, 02/15/2030	1,050,000	1,122,965
5.00%, 08/15/2030	1,800,000	1,929,570
5.00%, 02/15/2031	1,105,000	1,197,029
5.00%, 08/15/2031	1,680,000	1,822,808
5.00%, 02/15/2032	1,160,000	1,269,947
5.00%, 02/15/2033	620,000	684,987
5.00%, 02/15/2035	2,190,000	2,466,440

The accompanying notes are an integral part of these financial statements.

331

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 02/15/2043 (Callable 02/15/2034)	$1,000,000	$1,058,486
5.00%, 02/15/2044 (Callable 02/15/2034)	550,000	579,460
El Paso Independent School District, 5.00%, 02/01/2040 (Callable 08/01/2026)(a)	2,925,000	2,931,371
EP Cimarron Ventanas PFC, 4.13%, 12/01/2039 (Callable 12/01/2034)	3,500,000	3,494,703
EP Essential Housing WF PFC, 4.25%, 12/01/2034 (Callable 12/01/2031)	4,090,000	4,053,788
EP The Arthur Public Facility Corp., 4.13%, 07/01/2036 (Callable 01/01/2033)	3,000,000	2,964,300
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	3,000,000	2,871,387
Fairfield Independent School District
5.00%, 08/15/2034	300,000	341,865
5.00%, 08/15/2035	375,000	427,282
5.00%, 08/15/2036 (Callable 08/15/2035)	350,000	396,196
5.00%, 08/15/2037 (Callable 08/15/2035)	400,000	449,680
5.00%, 08/15/2038 (Callable 08/15/2035)	370,000	413,702
5.00%, 08/15/2039 (Callable 08/15/2035)	975,000	1,084,564
5.00%, 08/15/2040 (Callable 08/15/2035)	550,000	608,719
5.25%, 08/15/2042 (Callable 08/15/2035)	700,000	780,633
5.25%, 08/15/2043 (Callable 08/15/2035)	350,000	388,602
5.25%, 08/15/2044 (Callable 08/15/2035)	700,000	771,470
5.25%, 08/15/2045 (Callable 08/15/2035)	725,000	792,138
Forney Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2031)	2,220,000	2,389,197
Fort Bend County Municipal Utility District No 133, 3.50%, 09/01/2039 (Callable 08/01/2026)	800,000	743,406
Fort Bend County Municipal Utility District No 134C, 3.25%, 03/01/2035 (Callable 03/01/2029)	590,000	569,735
Fort Bend County Municipal Utility District No 134D
6.00%, 09/01/2031 (Callable 09/01/2030)	615,000	684,012

	Par	Value
5.00%, 09/01/2032 (Callable 09/01/2030)	$650,000	$693,976
Fort Bend County Municipal Utility District No 134E, 4.00%, 09/01/2038 (Callable 08/01/2029)	1,225,000	1,231,051
Fort Bend County Municipal Utility District No 141, 5.00%, 09/01/2033 (Callable 09/01/2028)	1,075,000	1,112,077
Fort Bend County Municipal Utility District No 161, 2.13%, 09/01/2045 (Callable 08/01/2026)	820,000	546,516
Fort Bend County Municipal Utility District No 182
4.00%, 09/01/2031 (Callable 09/01/2029)	1,190,000	1,221,787
4.00%, 09/01/2032 (Callable 09/01/2029)	1,260,000	1,290,099
4.00%, 09/01/2033 (Callable 09/01/2029)	1,300,000	1,327,712
4.00%, 09/01/2034 (Callable 09/01/2029)	1,380,000	1,405,921
4.00%, 09/01/2035 (Callable 09/01/2029)	1,430,000	1,453,490
4.00%, 09/01/2036 (Callable 09/01/2029)	1,515,000	1,535,925
Fort Bend County Municipal Utility District No 184
4.25%, 04/01/2038 (Callable 04/01/2027)	630,000	632,094
4.50%, 04/01/2040 (Callable 04/01/2027)	1,055,000	1,059,178
4.50%, 04/01/2042 (Callable 04/01/2027)	1,130,000	1,133,035
Fort Bend County Municipal Utility District No 215, 5.00%, 09/01/2033 (Callable 10/01/2030)	1,240,000	1,321,144
Fort Bend County Municipal Utility District No 232, 6.75%, 09/01/2033 (Callable 09/01/2031)	160,000	185,731
Fort Bend County Municipal Utility District No 5, 2.25%, 09/01/2046 (Callable 09/01/2026)	1,100,000	735,673
Fort Bend County Municipal Utility District No 58
3.00%, 04/01/2034 (Callable 04/01/2029)	450,000	424,074
3.00%, 04/01/2035 (Callable 04/01/2029)	430,000	399,631
3.00%, 04/01/2037 (Callable 04/01/2029)	825,000	742,178
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	12,000,000	12,164,104
Fort Stockton Independent School District
5.00%, 02/01/2035 (Callable 02/01/2031)	620,000	668,656

The accompanying notes are an integral part of these financial statements.

332

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 02/01/2036 (Callable 02/01/2031)	$605,000	$650,603
5.00%, 02/01/2037 (Callable 02/01/2031)	900,000	963,958
5.00%, 02/01/2038 (Callable 02/01/2030)	750,000	789,415
5.00%, 02/01/2039 (Callable 02/01/2030)	1,000,000	1,050,783
5.00%, 02/01/2040 (Callable 02/01/2030)	855,000	896,707
5.00%, 02/01/2041 (Callable 02/01/2029)	1,000,000	1,035,715
5.00%, 02/01/2042 (Callable 02/01/2029)	1,250,000	1,292,461
5.00%, 02/01/2043 (Callable 02/01/2029)	500,000	516,456
5.00%, 02/01/2044 (Callable 02/01/2028)	680,000	693,282
Fourth Ward Redevelopment Authority
4.25%, 09/01/2045 (Callable 09/01/2034)	1,250,000	1,254,144
4.50%, 09/01/2047 (Callable 09/01/2034)	1,000,000	1,013,087
4.50%, 09/01/2049 (Callable 09/01/2034)	750,000	752,880
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040(a)	5,329,740	5,210,464
Frisco Independent School District, 5.00%, 02/15/2038 (Callable 02/15/2033)	1,000,000	1,099,246
Fulshear Municipal Utility District No 3A
6.50%, 09/01/2028	120,000	129,059
6.50%, 09/01/2029	455,000	503,574
6.50%, 09/01/2029	440,000	486,973
4.00%, 09/01/2032 (Callable 09/01/2029)	445,000	454,283
4.00%, 09/01/2032 (Callable 09/01/2029)	325,000	331,780
4.00%, 09/01/2035 (Callable 09/01/2029)	665,000	673,928
4.00%, 09/01/2036 (Callable 09/01/2029)	805,000	813,711
4.25%, 09/01/2039 (Callable 09/01/2029)	720,000	727,394
4.25%, 09/01/2040 (Callable 09/01/2029)	700,000	705,208
4.25%, 09/01/2040 (Callable 09/01/2029)	585,000	589,352
4.38%, 09/01/2042 (Callable 09/01/2029)	465,000	468,253
FW Chaparral PFC, 4.00%, 10/01/2035 (Callable 10/01/2032)	3,000,000	2,971,861

	Par	Value
FW Skyline Public Facility Corp., 4.25%, 04/01/2039 (Callable 04/01/2036)	$6,850,000	$6,852,837
Galveston County Municipal Utility District No 56
4.50%, 06/01/2035 (Callable 06/01/2030)	360,000	372,714
4.50%, 06/01/2036 (Callable 06/01/2030)	305,000	314,807
4.75%, 06/01/2038 (Callable 06/01/2030)	1,425,000	1,473,410
4.75%, 06/01/2039 (Callable 06/01/2030)	760,000	783,783
4.88%, 06/01/2040 (Callable 06/01/2030)	535,000	552,467
Generation Park Management District, 3.50%, 09/01/2043 (Callable 09/01/2030)	710,000	643,816
Glasscock County Independent School District
5.00%, 02/15/2032 (Callable 02/15/2028)	760,000	785,216
5.00%, 02/15/2033 (Callable 02/15/2028)	885,000	913,811
Grand Parkway Transportation Corp.
5.30%, 10/01/2032 (Callable 10/01/2028)	95,000	100,288
5.45%, 10/01/2034 (Callable 10/01/2028)	180,000	189,683
5.50%, 10/01/2035 (Callable 10/01/2028)	100,000	105,444
5.50%, 10/01/2036 (Callable 10/01/2028)	650,000	684,266
5.00%, 10/01/2043 (Callable 04/01/2028)	9,640,000	9,879,825
5.75%, 10/01/2044 (Callable 10/01/2028)	5,000,000	5,252,911
5.80%, 10/01/2045 (Callable 10/01/2028)	1,870,000	1,960,225
5.80%, 10/01/2046 (Callable 10/01/2028)	3,330,000	3,480,853
5.85%, 10/01/2047 (Callable 10/01/2028)	6,055,000	6,326,359
5.85%, 10/01/2048 (Callable 10/01/2028)	1,305,000	1,361,610
Grand Prairie Independent School District, 5.00%, 02/15/2034 (Callable 08/15/2026)	1,935,000	1,938,733
Grandfalls Royalty Independent School District, 5.00%, 02/15/2037 (Callable 02/15/2033)	220,000	242,629
Granger Independent School District, 5.25%, 08/15/2048 (Callable 08/15/2033)	475,000	506,155
Greater Texoma Utility Authority, 5.00%, 10/01/2036 (Callable 10/01/2031)	2,485,000	2,659,107

The accompanying notes are an integral part of these financial statements.

333

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Harris County Cultural Education Facilities Finance Corp.
5.00%, 05/15/2050 (Callable 05/15/2030)(a)	$6,500,000	$7,043,465
5.00%, 11/15/2054 (Callable 02/15/2032)(a)	14,000,000	15,125,762
Harris County Hospital District, 4.00%, 02/15/2034 (Callable 08/01/2026)	680,000	680,115
Harris County Improvement District No 1
4.00%, 09/01/2038 (Callable 09/01/2029)	530,000	532,665
4.00%, 09/01/2039 (Callable 09/01/2029)	590,000	592,313
Harris County Improvement District No 18, 4.00%, 11/01/2037 (Callable 11/01/2029)	1,000,000	1,003,560
Harris County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 08/01/2028)	985,000	995,842
4.00%, 09/01/2036 (Callable 08/01/2028)	1,030,000	1,039,538
Harris County Municipal Utility District No 157, 4.00%, 03/01/2029 (Callable 08/01/2026)	285,000	285,134
Harris County Municipal Utility District No 165
5.00%, 03/01/2032 (Callable 09/01/2030)	325,000	348,241
5.00%, 03/01/2033 (Callable 09/01/2030)	340,000	363,107
4.00%, 03/01/2035 (Callable 09/01/2030)	330,000	336,632
4.00%, 03/01/2036 (Callable 08/01/2029)	1,375,000	1,392,491
4.00%, 03/01/2036 (Callable 09/01/2030)	475,000	483,011
4.00%, 03/01/2037 (Callable 08/01/2029)	535,000	540,412
4.75%, 03/01/2038 (Callable 12/01/2029)	455,000	469,441
Harris County Municipal Utility District No 368, 2.50%, 09/01/2039 (Callable 09/01/2026)	1,765,000	1,434,478
Harris County Municipal Utility District No 406, 3.75%, 09/01/2037 (Callable 09/01/2028)	620,000	578,089
Harris County Municipal Utility District No 423
5.50%, 04/01/2028	450,000	473,614
5.50%, 04/01/2029	475,000	506,580
5.50%, 04/01/2030 (Callable 04/01/2029)	500,000	532,110

	Par	Value
Harris County Municipal Utility District No 468, 3.00%, 09/01/2037 (Callable 09/01/2029)	$1,125,000	$974,291
Harris County Municipal Utility District No 489, 5.00%, 09/01/2031	1,890,000	1,980,824
Harris County Municipal Utility District No 490, 4.00%, 09/01/2042 (Callable 09/01/2030)	510,000	501,897
Harris County Municipal Utility District No 558
3.00%, 09/01/2032 (Callable 09/01/2029)	360,000	348,147
3.13%, 09/01/2033 (Callable 09/01/2029)	360,000	347,403
3.25%, 09/01/2034 (Callable 09/01/2029)	360,000	346,973
3.38%, 09/01/2035 (Callable 09/01/2029)	360,000	346,973
3.50%, 09/01/2036 (Callable 09/01/2029)	360,000	347,003
3.50%, 09/01/2037 (Callable 09/01/2029)	360,000	343,046
Harris County Municipal Utility District No. 71, 4.00%, 09/01/2028 (Callable 08/01/2026)	250,000	250,175
Harrisburg Redevelopment Authority/TX
5.00%, 09/01/2035 (Callable 09/01/2034)	415,000	461,956
5.00%, 09/01/2036 (Callable 09/01/2034)	440,000	486,920
5.00%, 09/01/2037 (Callable 09/01/2034)	420,000	461,959
5.00%, 09/01/2038 (Callable 09/01/2034)	455,000	497,865
5.00%, 09/01/2039 (Callable 09/01/2034)	500,000	544,086
5.00%, 09/01/2040 (Callable 09/01/2034)	500,000	541,808
Harris-Waller Counties Municipal Utility District No 3
6.00%, 09/01/2026	335,000	336,501
6.00%, 09/01/2027	365,000	377,530
6.00%, 09/01/2028	390,000	415,546
Harris-Waller Counties Municipal Utility District No 4
6.63%, 11/01/2030	1,575,000	1,729,991
7.25%, 11/01/2031 (Callable 11/01/2030)	330,000	385,516
Headwaters Municipal Utility District of Hays County, 4.38%, 08/15/2038 (Callable 08/15/2029)	1,015,000	1,030,655
Highway 380 Municipal Management District No 1
4.00%, 05/01/2035 (Callable 08/01/2029)	1,310,000	1,332,043

The accompanying notes are an integral part of these financial statements.

334

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
4.00%, 05/01/2036 (Callable 08/01/2029)	$1,370,000	$1,389,653
4.00%, 05/01/2037 (Callable 08/01/2029)	1,430,000	1,446,749
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 08/01/2026)	1,070,000	972,247
Houston Housing Finance Corp., 5.00%, 08/01/2041 (Callable 08/01/2026)(a)	4,345,000	4,358,584
Houston Independent School District, 5.00%, 07/15/2045(a)	4,750,000	4,951,409
Huffman Independent School District
5.25%, 02/15/2038 (Callable 02/15/2035)	220,000	249,876
5.25%, 02/15/2039 (Callable 02/15/2035)	750,000	847,374
5.25%, 02/15/2042 (Callable 02/15/2035)	1,685,000	1,865,393
Hunt Memorial Hospital District Charitable Health
4.38%, 02/15/2036	1,320,000	1,283,357
6.00%, 02/15/2045 (Callable 02/15/2036)	2,280,000	2,354,441
Irving Independent School District, 5.00%, 02/15/2038 (Callable 02/15/2035)	2,000,000	2,244,062
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029)(a)	4,750,000	4,973,767
Katy Development Authority
3.00%, 06/01/2032 (Callable 06/01/2027)	485,000	480,976
3.00%, 06/01/2033 (Callable 06/01/2027)	420,000	412,138
3.00%, 06/01/2034 (Callable 06/01/2027)	575,000	556,125
3.00%, 06/01/2035 (Callable 06/01/2027)	500,000	476,859
3.00%, 06/01/2039 (Callable 06/01/2027)	1,125,000	1,002,598
Kaufman County Fresh Water Supply District No 1-C, 2.13%, 09/01/2046 (Callable 09/01/2029)	1,745,000	1,130,121
Kaufman County Fresh Water Supply District No 4A
5.00%, 09/01/2035 (Callable 12/01/2029)	420,000	440,155
5.00%, 09/01/2036 (Callable 12/01/2029)	715,000	747,269
Kaufman County Municipal Utility District No 10, 4.00%, 03/01/2035 (Callable 03/01/2030)	720,000	732,092

	Par	Value
Kendall County Water Control & Improvement District No 2A
5.00%, 09/01/2035 (Callable 11/01/2030)	$1,030,000	$1,091,712
5.00%, 09/01/2040 (Callable 11/01/2030)	790,000	822,827
5.50%, 09/01/2042 (Callable 11/01/2030)	865,000	913,096
5.00%, 09/01/2046 (Callable 11/01/2030)	1,000,000	1,025,379
Kennedale Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2034)	1,210,000	1,312,537
Kerrville Economic Improvement Corp., 5.00%, 08/15/2038 (Callable 08/15/2033)	290,000	314,141
La Porte Independent School District/TX, 5.00%, 02/15/2043 (Callable 02/15/2035)	770,000	840,628
Lakes Fresh Water Supply District of Denton County
4.00%, 09/01/2031 (Callable 09/01/2029)	680,000	698,164
4.00%, 09/01/2034 (Callable 09/01/2029)	1,745,000	1,777,777
4.25%, 09/01/2040 (Callable 09/01/2029)	425,000	429,423
Las Varas Public Facility Corp.
4.25%, 10/01/2035 (Callable 10/01/2032)	4,500,000	4,471,757
3.35%, 11/01/2044 (Callable 02/01/2029)(a)	2,000,000	1,990,054
Lazy Nine Municipal Utility District No 1B
2.00%, 03/01/2035 (Callable 03/01/2027)	525,000	434,051
2.00%, 03/01/2037 (Callable 03/01/2027)	530,000	416,896
Leander Independent School District
0.00%, 08/15/2034(e)	1,000,000	758,939
0.00%, 08/15/2035(e)	4,000,000	2,906,567
5.00%, 08/15/2036 (Callable 02/15/2028)	1,090,000	1,123,356
Lone Star College System, 5.00%, 02/15/2034 (Callable 08/01/2026)	2,475,000	2,481,141
Lower Colorado River Authority
5.25%, 05/15/2048 (Callable 05/15/2033)	1,250,000	1,319,796
5.50%, 05/15/2048 (Callable 05/15/2032)	1,240,000	1,330,260
Lower Valley Water District
5.00%, 09/15/2038 (Callable 09/15/2033)	735,000	796,890
5.00%, 09/15/2039 (Callable 09/15/2033)	780,000	842,540

The accompanying notes are an integral part of these financial statements.

335

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Matagorda County Navigation District No 1, 4.25%, 05/01/2030(c)	$2,000,000	$2,070,568
Maypearl Independent School District, 5.00%, 02/15/2043 (Callable 02/15/2033)	1,000,000	1,072,975
Mckinney Municipal Utility District No 1
3.25%, 09/01/2033 (Callable 05/01/2030)	200,000	195,798
3.25%, 09/01/2033 (Callable 05/01/2030)	60,000	58,740
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue
5.00%, 11/01/2034 (Callable 11/01/2029)	560,000	593,878
5.00%, 11/01/2036 (Callable 11/01/2029)	400,000	422,276
Meyer Ranch Municipal Utility District
6.50%, 08/15/2029 (Callable 08/15/2028)	310,000	332,539
6.50%, 08/15/2030 (Callable 08/15/2028)	330,000	353,369
6.00%, 08/15/2031 (Callable 08/15/2028)	345,000	365,364
6.00%, 08/15/2032 (Callable 08/15/2028)	365,000	385,824
5.00%, 08/15/2034 (Callable 08/15/2028)	795,000	820,553
Midland County Fresh Water Supply District No 1, 0.00%, 09/15/2033 (Callable 09/15/2027)(e)	3,000,000	2,205,515
Midlothian Independent School District, 5.00%, 02/15/2043 (Callable 02/15/2027)	1,750,000	1,767,408
Mission Redevelopment Authority
5.00%, 09/01/2032	280,000	304,230
5.00%, 09/01/2033	400,000	438,063
5.00%, 09/01/2034	425,000	467,949
5.00%, 09/01/2035	300,000	331,322
5.00%, 09/01/2036	315,000	348,931
5.00%, 09/01/2037 (Callable 09/01/2036)	330,000	362,847
5.00%, 09/01/2038 (Callable 09/01/2036)	520,000	567,951
5.00%, 09/01/2039 (Callable 09/01/2036)	720,000	779,516
5.00%, 09/01/2040 (Callable 09/01/2036)	570,000	616,194
Montgomery County Municipal Utility District No 121
5.00%, 09/01/2026	370,000	371,038

	Par	Value
4.00%, 09/01/2031 (Callable 09/01/2028)	$460,000	$467,564
4.00%, 09/01/2034 (Callable 09/01/2028)	530,000	535,812
4.00%, 09/01/2035 (Callable 09/01/2028)	550,000	555,134
4.00%, 09/01/2036 (Callable 09/01/2028)	575,000	579,326
4.00%, 09/01/2039 (Callable 09/01/2028)	655,000	656,312
4.00%, 09/01/2039 (Callable 09/01/2030)	305,000	303,584
4.00%, 09/01/2040 (Callable 09/01/2030)	385,000	379,491
4.00%, 09/01/2041 (Callable 09/01/2030)	405,000	394,426
4.00%, 09/01/2042 (Callable 09/01/2030)	420,000	405,993
Montgomery County Municipal Utility District No 132, 2.50%, 09/01/2038 (Callable 08/01/2026)	295,000	236,840
Montgomery County Municipal Utility District No 165
6.50%, 09/01/2027	250,000	259,946
6.50%, 09/01/2028	260,000	279,344
6.50%, 09/01/2029	250,000	276,290
6.00%, 09/01/2030 (Callable 06/01/2029)	200,000	216,162
6.00%, 09/01/2031 (Callable 06/01/2029)	300,000	323,582
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	1,400,000	1,354,273
Montgomery County Municipal Utility District No 95
4.00%, 09/01/2032 (Callable 09/01/2028)	665,000	674,639
4.00%, 09/01/2034 (Callable 09/01/2028)	785,000	793,608
3.50%, 09/01/2035 (Callable 08/01/2026)	780,000	761,640
Montrose Redevelopment Authority, 5.00%, 09/01/2037 (Callable 09/01/2032)	520,000	556,695
Navasota Independent School District
5.00%, 02/15/2041 (Callable 02/15/2036)	400,000	441,378
5.00%, 02/15/2042 (Callable 02/15/2036)	425,000	468,035
5.00%, 02/15/2043 (Callable 02/15/2036)	500,000	549,779
New Caney Independent School District, 4.00%, 02/15/2050(a)	8,700,000	8,821,154
New Fairview Municipal Utility District No 1, 6.00%, 09/01/2033 (Callable 09/01/2029)	245,000	261,609

The accompanying notes are an integral part of these financial statements.

336

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2035 (Callable 08/15/2027)	$800,000	$801,896
5.00%, 07/01/2038 (Callable 07/01/2027)	1,500,000	1,514,859
Newark Higher Education Finance Corp.
4.00%, 08/15/2035 (Callable 08/01/2026)	425,000	425,137
5.00%, 08/15/2042 (Callable 08/15/2032)	600,000	638,485
5.25%, 08/15/2044 (Callable 08/15/2034)	550,000	595,943
North Central Texas Housing Finance Corp., 5.25%, 07/01/2057 (Callable 01/01/2035)	2,700,000	2,901,542
North Texas Municipal Water District Water System Revenue, 3.00%, 09/01/2039 (Callable 09/01/2028)	1,610,000	1,456,882
North Texas Tollway Authority
0.00%, 01/01/2031(e)	1,470,000	1,283,443
0.00%, 01/01/2035(e)	8,600,000	6,450,071
5.00%, 01/01/2043 (Callable 01/01/2027)	9,935,000	10,006,172
5.00%, 01/01/2043 (Callable 01/01/2028)	5,240,000	5,343,745
6.75%, 09/01/2045 (Callable 09/01/2031)	40,000	47,425
Northlake Municipal Management District No 1
5.50%, 03/01/2032 (Callable 09/01/2029)	1,870,000	1,998,231
5.00%, 03/01/2036 (Callable 09/01/2029)	800,000	834,664
5.00%, 03/01/2037 (Callable 09/01/2029)	835,000	868,907
5.00%, 03/01/2038 (Callable 09/01/2029)	300,000	311,260
Northwest Harris County Municipal Utility District No 19
2.00%, 10/01/2037 (Callable 10/01/2026)	465,000	368,229
2.00%, 10/01/2038 (Callable 10/01/2026)	1,000,000	770,668
Olney Independent School District
5.00%, 02/15/2039 (Callable 02/15/2033)	250,000	273,119
5.00%, 02/15/2041 (Callable 02/15/2033)	505,000	546,392
5.00%, 02/15/2042 (Callable 02/15/2033)	250,000	269,431
5.00%, 02/15/2043 (Callable 02/15/2033)	260,000	279,068

	Par	Value
Parkside at Mayfield Ranch Municipal District
3.25%, 09/01/2036 (Callable 09/01/2027)	$270,000	$251,951
3.38%, 09/01/2036 (Callable 08/01/2026)	435,000	419,416
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2039 (Callable 02/15/2030)	765,000	806,020
5.00%, 02/15/2040 (Callable 02/15/2030)	750,000	788,699
Perryton Independent School District
5.00%, 08/15/2037 (Callable 08/15/2034)	1,055,000	1,173,452
5.00%, 08/15/2040 (Callable 08/15/2032)	225,000	241,968
Pflugerville Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2032)	1,295,000	1,397,090
Plains Independent School District
5.00%, 08/15/2034 (Callable 08/15/2030)	1,035,000	1,106,465
5.00%, 08/15/2035 (Callable 08/15/2029)	240,000	253,741
5.00%, 08/15/2036 (Callable 08/15/2029)	260,000	274,178
5.00%, 08/15/2036 (Callable 08/15/2030)	320,000	339,048
5.00%, 08/15/2037 (Callable 08/15/2030)	350,000	369,181
5.00%, 08/15/2038 (Callable 08/15/2029)	215,000	225,834
5.00%, 08/15/2038 (Callable 08/15/2030)	380,000	399,336
5.00%, 08/15/2039 (Callable 08/15/2029)	200,000	209,899
5.00%, 08/15/2039 (Callable 08/15/2030)	460,000	481,613
Plano Independent School District, 5.00%, 02/15/2038 (Callable 08/15/2032)	1,555,000	1,693,797
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2030 (Callable 02/15/2027)	850,000	862,117
5.00%, 02/15/2031 (Callable 02/15/2027)	450,000	456,331
5.00%, 02/15/2032 (Callable 02/15/2027)	480,000	486,634
5.00%, 02/15/2032 (Callable 02/15/2027)	20,000	20,282
Port Aransas Independent School District, 5.00%, 02/15/2038 (Callable 08/15/2029)	1,295,000	1,356,567

The accompanying notes are an integral part of these financial statements.

337

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Port Arthur Independent School District
5.00%, 02/15/2035	$735,000	$834,881
5.00%, 02/15/2036 (Callable 02/15/2035)	810,000	920,581
5.00%, 02/15/2037 (Callable 02/15/2035)	1,360,000	1,534,445
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2032 (Callable 10/01/2028)(c)	1,955,000	2,034,973
5.00%, 10/01/2037 (Callable 10/01/2028)(c)	2,175,000	2,244,646
5.00%, 10/01/2038 (Callable 10/01/2028)(c)	1,325,000	1,365,177
Prosper Independent School District
3.00%, 02/15/2039 (Callable 08/15/2031)	1,250,000	1,136,674
4.00%, 02/15/2050(a)	4,955,000	4,961,563
PSC/TX, 3.75%, 12/01/2040	7,320,000	7,331,550
Rankin Independent School District
5.00%, 02/15/2033 (Callable 02/15/2027)	700,000	708,897
5.00%, 02/15/2033 (Callable 02/15/2030)	815,000	872,127
5.00%, 02/15/2034 (Callable 02/15/2027)	500,000	506,319
5.00%, 02/15/2034 (Callable 02/15/2030)	500,000	533,182
5.00%, 02/15/2035 (Callable 02/15/2030)	300,000	318,837
Reagan Hospital District of Reagan County
4.63%, 08/01/2036	1,400,000	1,428,652
6.00%, 08/01/2046 (Callable 08/01/2036)	1,260,000	1,340,800
Redbird Ranch Water Control & Improvement District No 2
6.63%, 09/01/2032 (Callable 09/01/2029)	820,000	902,605
4.25%, 09/01/2034 (Callable 09/01/2029)	470,000	480,908
Rockwall Independent School District, 5.25%, 02/15/2048 (Callable 02/15/2033)	3,060,000	3,249,129
Round Rock Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2035)	725,000	832,229
Royse City Community Development Corp.
5.00%, 02/15/2037 (Callable 02/15/2034)	315,000	348,790
5.00%, 02/15/2039 (Callable 02/15/2034)	350,000	383,034

	Par	Value
Sabine-Neches Navigation District
5.25%, 02/15/2042 (Callable 02/15/2031)	$1,475,000	$1,573,691
4.63%, 02/15/2047 (Callable 02/15/2031)	2,000,000	2,018,778
5.25%, 02/15/2052 (Callable 02/15/2031)	2,915,000	3,034,426
San Antonio Housing Trust Public Facility Corp.
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	486,000	497,691
4.43%, 04/01/2043	2,150,000	2,174,495
4.00%, 07/01/2045 (Callable 08/01/2027)(a)	13,925,000	14,151,447
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050(a)	3,295,000	3,367,171
San Jacinto Community College District, 5.00%, 02/15/2044 (Callable 02/15/2029)	1,000,000	1,031,590
Sanger Independent School District, 0.00%, 02/15/2034(e)	225,000	170,683
Seagraves Independent School District
5.00%, 02/15/2035 (Callable 08/15/2030)	200,000	215,435
5.00%, 02/15/2038 (Callable 08/15/2030)	200,000	213,431
5.00%, 02/15/2039 (Callable 08/15/2030)	200,000	213,262
5.00%, 02/15/2041 (Callable 08/15/2030)	515,000	546,150
5.00%, 02/15/2043 (Callable 08/15/2030)	570,000	600,322
5.00%, 02/15/2044 (Callable 08/15/2030)	200,000	209,969
Seminole Hospital District
4.00%, 02/15/2031 (Callable 08/01/2026)	580,000	418,211
3.00%, 02/15/2034 (Callable 08/01/2026)	1,200,000	709,476
Sienna Municipal Utility District No 6, 5.00%, 09/01/2034 (Callable 09/01/2029)	1,650,000	1,727,618
Sienna Parks & Levee Improvement District of Fort Bend County, 3.00%, 09/01/2037 (Callable 04/01/2027)	695,000	633,200
Slidell Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2032)	830,000	893,993
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028(a)	5,000,000	5,041,475
Smiley Road Water Control & Improvement District No 1, 6.13%, 08/15/2031 (Callable 08/15/2030)	220,000	245,535

The accompanying notes are an integral part of these financial statements.

338

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Socorro Independent School District, 4.00%, 08/15/2034 (Callable 02/15/2027)	$2,610,000	$2,618,786
South Manvel Development Authority
5.00%, 04/01/2030	170,000	180,345
5.00%, 04/01/2031	50,000	53,659
5.00%, 04/01/2036 (Callable 04/01/2031)	200,000	210,848
Spring Meadows Municipal Utility District, 4.00%, 09/01/2026 (Callable 08/01/2026)	275,000	275,054
Springtown Independent School District, 5.00%, 02/15/2045 (Callable 08/15/2035)	3,925,000	4,254,729
State of Texas, 5.00%, 08/01/2041 (Callable 08/01/2035)(c)	4,230,000	4,586,193
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	5,000,000	5,005,770
Sulphur Springs Independent School District
5.00%, 02/15/2042 (Callable 02/15/2033)	1,410,000	1,517,359
5.00%, 02/15/2042 (Callable 02/15/2034)	685,000	743,521
Sunfield Municipal Utility District No 3
3.00%, 09/01/2041 (Callable 09/01/2026)	1,215,000	1,013,866
4.00%, 09/01/2044 (Callable 09/01/2029)	910,000	894,964
4.00%, 09/01/2045 (Callable 09/01/2029)	960,000	933,386
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2029 (Callable 11/15/2026)	1,665,000	1,673,159
5.00%, 11/15/2030 (Callable 11/15/2026)	1,750,000	1,758,235
3.50%, 02/15/2036 (Callable 07/22/2026)(a)(d)	9,315,000	9,121,885
5.00%, 07/01/2036 (Callable 01/01/2029)	1,400,000	1,453,887
5.00%, 07/01/2038 (Callable 01/01/2029)	2,005,000	2,074,414
5.00%, 11/15/2040 (Callable 11/15/2026)	400,000	400,711
5.00%, 07/01/2043 (Callable 01/01/2029)	2,600,000	2,676,922
5.00%, 11/15/2064 (Callable 11/15/2028)(a)	2,525,000	2,689,953
Tarrant County Hospital District
5.25%, 08/15/2040 (Callable 08/15/2032)	2,250,000	2,452,531

	Par	Value
4.00%, 08/15/2043 (Callable 08/15/2032)	$1,750,000	$1,728,568
5.25%, 08/15/2048 (Callable 08/15/2032)	3,175,000	3,355,058
Temple Independent School District/TX
5.00%, 02/01/2043 (Callable 02/01/2036)	2,815,000	3,118,239
5.00%, 02/01/2044 (Callable 02/01/2036)	2,895,000	3,186,918
Texas Department of Housing & Community Affairs
5.25%, 01/01/2031	1,070,000	1,167,637
5.25%, 07/01/2031	1,100,000	1,208,984
5.25%, 01/01/2032	565,000	625,147
5.25%, 07/01/2032	580,000	645,770
3.90%, 07/01/2044 (Callable 07/01/2028)	3,370,000	3,284,564
3.63%, 09/01/2044 (Callable 09/01/2028)	840,000	788,009
5.00%, 01/01/2046 (Callable 01/01/2034)	4,220,000	4,454,079
5.00%, 07/01/2047 (Callable 01/01/2032)	275,000	283,186
5.13%, 01/01/2048 (Callable 07/01/2032)	2,035,000	2,088,513
4.75%, 01/01/2049 (Callable 07/01/2028)	1,210,000	1,218,110
5.00%, 01/01/2049 (Callable 01/01/2033)	2,410,000	2,481,008
3.75%, 09/01/2049 (Callable 09/01/2028)	1,290,000	1,139,671
5.50%, 09/01/2052 (Callable 03/01/2032)	5,610,000	5,962,900
6.00%, 03/01/2053 (Callable 03/01/2032)	2,125,000	2,314,493
5.25%, 07/01/2053 (Callable 01/01/2032)	410,000	419,155
5.13%, 01/01/2054 (Callable 01/01/2033)	4,000,000	4,183,469
5.75%, 07/01/2054 (Callable 01/01/2033)	3,040,000	3,298,810
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	1,500,000	1,540,549
5.00%, 12/15/2028	7,435,000	7,729,938
5.00%, 12/15/2029	5,000,000	5,229,742
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (Callable 07/01/2029)(a)	3,810,000	4,036,061
5.50%, 01/01/2054 (Callable 07/01/2033)(a)	6,360,000	6,952,570
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 04/01/2036 (Callable 01/01/2036)	7,165,000	7,578,267

The accompanying notes are an integral part of these financial statements.

339

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 01/01/2055 (Callable 07/01/2033)(a)	$12,300,000	$13,118,400
Texas Municipal Gas Acquisition and Supply Corp. I
4.08% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 07/01/2026)	4,100,000	4,101,481
6.25%, 12/15/2026	315,000	319,605
Texas Municipal Gas Acquisition and Supply Corp. II, 3.50% (3 mo. Term SOFR + 1.05%), 09/15/2027	1,000,000	1,002,974
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 12/31/2036 (Callable 12/31/2029)	2,500,000	2,625,852
Texas Public Finance Authority
5.25%, 05/01/2036 (Callable 05/01/2033)	710,000	783,389
5.25%, 05/01/2038 (Callable 05/01/2033)	400,000	436,193
5.25%, 05/01/2040 (Callable 05/01/2033)	500,000	542,165
5.25%, 05/01/2042 (Callable 05/01/2033)	635,000	681,861
Texas State Affordable Housing Corp.
3.05%, 07/01/2030 (Callable 01/01/2029)(a)	1,725,000	1,725,550
4.63%, 03/01/2043 (Callable 03/01/2033)	3,690,000	3,802,692
3.75%, 07/01/2044(a)	2,000,000	2,000,000
4.75%, 03/01/2048 (Callable 03/01/2033)	2,750,000	2,760,342
6.00%, 09/01/2054 (Callable 03/01/2034)	7,205,000	7,872,048
Texas State Technical College
5.50%, 08/01/2042 (Callable 08/01/2032)	6,325,000	7,019,312
5.75%, 08/01/2047 (Callable 08/01/2032)	4,000,000	4,367,737
Texas Water Development Board
4.00%, 10/15/2033 (Callable 10/15/2026)	1,000,000	1,001,269
4.00%, 10/15/2034 (Callable 10/15/2028)	1,310,000	1,329,672
4.75%, 10/15/2042 (Callable 10/15/2032)	7,800,000	8,242,412
5.00%, 10/15/2043 (Callable 04/15/2028)	5,010,000	5,142,589
4.88%, 10/15/2048 (Callable 10/15/2033)	4,345,000	4,471,777
Tioga Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2033)	680,000	731,314

	Par	Value
Travis County Housing Finance Corp., 3.40%, 01/01/2059 (Callable 01/01/2028)(a)	$2,500,000	$2,517,283
Travis County Municipal Utility District No 20, 5.00%, 09/01/2031	175,000	190,150
Travis County Municipal Utility District No. 4, 4.00%, 09/01/2035 (Callable 08/01/2026)	615,000	615,169
Travis County Water Control & Improvement District No 20/TX, 4.00%, 09/01/2041 (Callable 09/01/2030)	125,000	124,815
Tri-County Behavioral Healthcare, 3.90%, 11/01/2039 (Callable 11/01/2034)	1,755,000	1,772,005
University of Houston, 2.00%, 02/15/2032 (Callable 02/15/2030)	1,500,000	1,357,951
Upper Trinity Regional Water District, 5.00%, 08/01/2032 (Callable 08/01/2028)	265,000	275,685
Uptown Municipal Utility District No 1
6.63%, 09/01/2033 (Callable 11/01/2031)	270,000	314,068
6.63%, 09/01/2034 (Callable 11/01/2031)	285,000	330,248
6.50%, 09/01/2035 (Callable 11/01/2031)	300,000	344,575
Venus Independent School District
5.25%, 08/15/2040 (Callable 08/15/2035)	670,000	754,447
5.25%, 08/15/2041 (Callable 08/15/2035)	1,730,000	1,938,608
Viridian Municipal Management District
4.00%, 12/01/2027 (Callable 08/01/2026)	315,000	315,235
4.00%, 12/01/2028 (Callable 08/01/2026)	470,000	470,361
5.00%, 12/01/2029	375,000	398,979
6.25%, 12/01/2029	460,000	509,525
5.00%, 12/01/2030 (Callable 12/01/2029)	220,000	233,457
5.00%, 12/01/2030 (Callable 12/01/2029)	400,000	424,467
4.00%, 12/01/2031 (Callable 12/01/2030)	500,000	515,712
5.00%, 12/01/2031 (Callable 12/01/2029)	245,000	259,320
5.00%, 12/01/2031 (Callable 12/01/2029)	400,000	423,379
5.00%, 12/01/2032 (Callable 12/01/2029)	650,000	686,039
5.00%, 12/01/2032 (Callable 12/01/2029)	360,000	379,960

The accompanying notes are an integral part of these financial statements.

340

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.50%, 12/01/2032 (Callable 12/01/2029)	$415,000	$430,628
4.00%, 12/01/2034 (Callable 12/01/2030)	590,000	602,262
5.00%, 12/01/2034 (Callable 12/01/2029)	565,000	593,213
4.00%, 12/01/2035 (Callable 12/01/2030)	915,000	930,987
5.75%, 12/01/2037 (Callable 12/01/2029)	690,000	711,868
4.00%, 12/01/2038 (Callable 12/01/2030)	280,000	281,738
5.00%, 12/01/2038 (Callable 12/01/2029)	605,000	628,132
4.00%, 12/01/2039 (Callable 12/01/2030)	350,000	351,083
5.00%, 12/01/2040 (Callable 12/01/2029)	455,000	469,674
4.00%, 12/01/2041 (Callable 12/01/2030)	415,000	409,446
4.00%, 12/01/2041 (Callable 12/01/2030)	200,000	197,324
5.00%, 12/01/2041 (Callable 12/01/2029)	750,000	772,065
5.00%, 12/01/2042 (Callable 12/01/2029)	400,000	411,439
6.00%, 12/01/2043 (Callable 12/01/2029)	1,260,000	1,302,223
5.00%, 12/01/2045 (Callable 12/01/2029)	100,000	102,251
5.00%, 12/01/2049 (Callable 12/01/2029)	1,030,000	1,044,112
6.25%, 12/01/2049 (Callable 12/01/2029)	1,300,000	1,337,184
Waller Consolidated Independent School District, 3.00%, 02/15/2040 (Callable 02/15/2030)	865,000	768,904
Waller County Road Improvement District No 1
6.00%, 03/01/2032 (Callable 03/01/2029)	350,000	374,804
6.00%, 03/01/2035 (Callable 03/01/2029)	800,000	851,362
4.00%, 03/01/2037 (Callable 03/01/2029)	885,000	892,111
4.00%, 03/01/2039 (Callable 03/01/2029)	985,000	988,354
4.00%, 03/01/2041 (Callable 03/01/2029)	1,090,000	1,082,283
Washington County Junior College District, 5.00%, 10/01/2028 (Callable 08/01/2026)	500,000	500,880
Waxahachie Independent School District, 5.00%, 02/15/2040 (Callable 08/15/2033)	1,400,000	1,540,527

	Par	Value
Wilbarger Creek Municipal Utility District No 2, 2.25%, 09/01/2036 (Callable 09/01/2028)	$1,000,000	$811,931
Williamson County Municipal Utility District No 31
6.50%, 08/15/2029 (Callable 08/15/2028)	295,000	316,449
5.00%, 08/15/2030 (Callable 08/15/2028)	310,000	322,143
4.00%, 08/15/2033 (Callable 08/15/2028)	720,000	729,034
4.00%, 08/15/2035 (Callable 08/15/2028)	805,000	812,431
Willow Point Municipal Utility District
3.00%, 09/01/2032 (Callable 09/01/2030)	560,000	541,563
3.13%, 09/01/2033 (Callable 09/01/2030)	560,000	540,405
3.25%, 09/01/2034 (Callable 09/01/2030)	560,000	539,736
Wills Point Independent School District/TX
5.00%, 08/15/2041 (Callable 08/15/2035)	540,000	596,498
5.00%, 08/15/2042 (Callable 08/15/2035)	1,090,000	1,200,866
5.00%, 08/15/2043 (Callable 08/15/2035)	1,150,000	1,259,495
5.00%, 08/15/2044 (Callable 08/15/2035)	1,000,000	1,085,472
5.00%, 08/15/2045 (Callable 08/15/2035)	1,150,000	1,240,195
5.00%, 08/15/2046 (Callable 08/15/2035)	650,000	694,979
Wimberley Independent School District
4.00%, 08/15/2031 (Callable 08/15/2027)	355,000	358,802
5.00%, 08/15/2037 (Callable 08/15/2035)	1,540,000	1,757,201
5.00%, 08/15/2039 (Callable 08/15/2035)	1,000,000	1,135,630
		951,543,962
Utah - 1.4%
City of Lehi UT Franchise & Sales Tax Revenue
5.25%, 02/01/2049 (Callable 02/01/2034)	450,000	473,659
5.25%, 02/01/2052 (Callable 02/01/2034)	2,070,000	2,169,425
City of Providence UT Franchise & Sales Tax Revenue, 3.00%, 03/01/2029	745,000	734,306
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2028(c)	1,000,000	1,040,889

The accompanying notes are an integral part of these financial statements.

341

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Utah - (Continued)
5.00%, 07/01/2030 (Callable 07/01/2027)	$475,000	$485,903
5.00%, 07/01/2030 (Callable 07/01/2028)(c)	3,500,000	3,631,543
5.00%, 07/01/2034 (Callable 07/01/2028)(c)	10,000,000	10,322,937
5.00%, 07/01/2036 (Callable 07/01/2027)(c)	2,000,000	2,030,030
5.00%, 07/01/2038 (Callable 07/01/2028)(c)	4,975,000	5,103,534
5.25%, 07/01/2041 (Callable 07/01/2033)(c)	1,700,000	1,849,045
5.00%, 07/01/2042 (Callable 07/01/2027)	4,140,000	4,196,557
5.00%, 07/01/2042 (Callable 07/01/2027)(c)	2,500,000	2,525,078
5.25%, 07/01/2043 (Callable 07/01/2033)(c)	1,285,000	1,387,359
City of Spanish Fork City UT Sewer Revenue, 2.00%, 09/01/2036 (Callable 03/01/2030)	2,525,000	2,080,475
City of Spanish Fork City UT Water Revenue, 2.00%, 06/01/2036 (Callable 06/01/2030)	845,000	697,943
City of West Valley City UT Sales Tax Revenue, 0.00%, 07/15/2035(e)	2,090,000	1,284,176
County of Utah UT
5.00%, 05/15/2041 (Callable 07/22/2026)	6,970,000	6,974,968
5.00%, 05/15/2060 (Callable 07/22/2026)(a)	3,160,000	3,164,545
Downtown Daybreak Public Infrastructure District No 1, 5.00%, 03/01/2041 (Callable 03/01/2031)(b)	2,000,000	2,036,629
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2037 (Callable 06/01/2030)	1,700,000	1,816,400
Intermountain Power Agency, 5.25%, 07/01/2043 (Callable 07/01/2032)	1,065,000	1,153,855
Utah Charter School Finance Authority
3.00%, 04/15/2027	80,000	79,948
4.00%, 04/15/2029	225,000	229,067
5.00%, 10/15/2029 (Callable 10/15/2027)	500,000	510,828
4.00%, 04/15/2030	915,000	921,069
5.00%, 10/15/2031 (Callable 10/15/2027)	1,030,000	1,049,884
5.00%, 10/15/2032 (Callable 10/15/2027)	310,000	315,612
4.00%, 04/15/2037 (Callable 04/15/2032)	500,000	501,639

	Par	Value
5.00%, 04/15/2037 (Callable 08/01/2026)	$520,000	$520,491
5.00%, 10/15/2043 (Callable 10/15/2027)	1,000,000	1,006,538
Utah Housing Corp.
3.24%, 06/01/2044 (Callable 12/01/2028)(a)	12,000,000	12,073,072
4.00%, 01/01/2045 (Callable 08/01/2026)	120,000	120,000
3.18%, 07/01/2045 (Callable 02/01/2028)(a)	1,200,000	1,204,150
4.50%, 10/21/2052	2,498,259	2,452,905
6.00%, 12/21/2052	1,427,859	1,532,244
6.00%, 02/21/2053	1,565,322	1,679,651
6.50%, 05/21/2053	904,951	957,143
6.00%, 06/21/2053	1,355,913	1,425,565
6.00%, 07/01/2053 (Callable 01/01/2032)	1,645,000	1,757,254
6.50%, 08/21/2053	1,177,272	1,273,519
Utah Infrastructure Agency
5.00%, 10/15/2035 (Callable 10/15/2032)	1,200,000	1,319,186
5.50%, 10/15/2045 (Callable 10/15/2032)	725,000	792,329
Utah Municipal Power Agency, 5.00%, 07/01/2038 (Callable 07/06/2026)	500,000	500,152
Utah Telecommunication Open Infrastructure Agency
4.38%, 06/01/2040 (Callable 06/01/2032)	6,250,000	6,418,599
5.50%, 06/01/2040 (Callable 06/01/2032)	1,150,000	1,277,104
Utah Transit Authority, 4.00%, 12/15/2029 (Callable 08/01/2026)	120,000	120,093
		95,197,298
Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency
5.00%, 12/01/2035 (Callable 08/01/2026)	2,000,000	2,001,306
5.00%, 12/01/2039 (Callable 08/01/2026)	500,000	500,207
Vermont Housing Finance Agency
3.65%, 11/01/2032 (Callable 08/01/2026)	50,000	50,024
4.00%, 11/01/2046 (Callable 08/01/2026)(c)	20,000	19,996
4.00%, 11/01/2048 (Callable 05/01/2027)	315,000	315,079
Vermont Municipal Bond Bank, 5.00%, 12/01/2036 (Callable 12/01/2026)	955,000	961,295

The accompanying notes are an integral part of these financial statements.

342

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Vermont - (Continued)
Vermont Public Power Supply Authority, 5.00%, 07/01/2028 (Callable 07/01/2027)	$500,000	$508,623
		4,356,530
Virginia - 0.8%
Arlington County Industrial Development Authority, 2.95%, 09/01/2049 (Callable 09/01/2028)(a)	2,200,000	2,193,745
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	2,330,000	2,302,794
City of Richmond VA Public Utility Revenue, 4.00%, 01/15/2036 (Callable 07/07/2026)	4,350,000	4,350,836
Fairfax County Industrial Development Authority
5.00%, 05/15/2030 (Callable 07/22/2026)	1,300,000	1,312,237
5.00%, 05/15/2031 (Callable 07/22/2026)	1,150,000	1,160,598
5.00%, 05/15/2036 (Callable 05/15/2032)	2,170,000	2,384,782
Hampton Roads Transportation Accountability Commission, 5.00%, 07/01/2045 (Callable 07/01/2030)	7,700,000	8,113,027
Isle Wight County Industrial Development Authority
5.00%, 07/01/2035 (Callable 07/01/2033)	945,000	1,046,889
5.00%, 07/01/2036 (Callable 07/01/2033)	500,000	551,381
5.25%, 07/01/2043 (Callable 07/01/2033)	6,180,000	6,714,692
Rappahannock Regional Jail Authority, 5.00%, 10/01/2027 (Callable 08/01/2026)	510,000	510,904
Richmond Redevelopment & Housing Authority, 3.45%, 09/01/2046 (Callable 09/01/2027)(a)	2,770,000	2,788,522
Roanoke Economic Development Authority, 1.35%, 07/01/2052 (Callable 07/01/2026)(a)	8,200,000	8,200,000
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	2,500,000	2,507,202
Virginia College Building Authority
5.00%, 06/01/2027	300,000	304,001
4.00%, 02/01/2034 (Callable 02/01/2031)	2,000,000	2,063,003

	Par	Value
Virginia Small Business Financing Authority
5.00%, 10/01/2029	$1,000,000	$1,051,121
5.00%, 10/01/2030	1,000,000	1,063,757
5.00%, 10/01/2042 (Callable 10/01/2032)	1,170,000	1,249,297
5.00%, 06/15/2060 (Callable 03/15/2035)(a)	3,000,000	3,315,443
		53,184,231
Washington - 2.4%
City of Tacoma WA Solid Waste Utility Revenue, 5.00%, 12/01/2033 (Callable 08/01/2026)	945,000	946,249
County of Grant WA, 5.25%, 12/01/2045 (Callable 12/01/2034)	1,000,000	1,097,576
Cowlitz County School District No 458 Kelso/WA, 5.00%, 12/01/2035 (Callable 06/01/2028)	1,290,000	1,336,832
Eastern Washington University, 3.00%, 10/01/2033 (Callable 10/01/2026)	600,000	571,638
FYI Properties, 5.00%, 06/01/2038 (Callable 06/01/2028)	1,500,000	1,549,129
Grant County Public Hospital District No 1
5.25%, 12/01/2026	650,000	655,327
5.25%, 12/01/2027	1,250,000	1,286,480
5.25%, 12/01/2028	1,315,000	1,376,539
King County Housing Authority
5.00%, 07/01/2026	100,000	100,000
5.00%, 01/01/2027	210,000	211,830
5.00%, 07/01/2027	290,000	295,348
5.00%, 01/01/2028	210,000	215,279
5.00%, 01/01/2028 (Callable 01/01/2027)	2,110,000	2,131,797
5.00%, 07/01/2028	300,000	309,820
5.00%, 01/01/2029	400,000	415,985
4.00%, 06/01/2029	800,000	816,572
5.00%, 07/01/2029	320,000	334,984
5.00%, 01/01/2030	150,000	158,267
5.00%, 07/01/2030	265,000	281,327
5.00%, 01/01/2031	255,000	270,648
5.00%, 07/01/2031	300,000	319,827
5.00%, 01/01/2032	250,000	266,833
5.00%, 07/01/2032	245,000	262,401
5.00%, 01/01/2033	200,000	214,745
5.00%, 07/01/2033	200,000	216,089
5.00%, 01/01/2034	230,000	248,751
5.00%, 07/01/2034	250,000	270,873
2.75%, 01/01/2040 (Callable 01/01/2030)	1,445,000	1,225,660

The accompanying notes are an integral part of these financial statements.

343

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
King County Public Hospital District No 1
5.00%, 12/01/2029 (Callable 12/01/2028)	$1,050,000	$1,100,787
5.00%, 12/01/2032 (Callable 12/01/2026)	2,600,000	2,616,824
5.00%, 12/01/2036 (Callable 12/01/2026)	1,125,000	1,130,554
King County Public Hospital District No 2
5.00%, 12/01/2039 (Callable 12/01/2033)	1,490,000	1,618,445
5.00%, 12/01/2040 (Callable 12/01/2033)	2,230,000	2,412,847
5.00%, 12/01/2041 (Callable 12/01/2033)	1,570,000	1,698,129
5.00%, 12/01/2042 (Callable 12/01/2033)	1,930,000	2,079,842
King County Public Hospital District No 4, 6.63%, 12/01/2045 (Callable 12/01/2035)	7,580,000	7,749,037
Lewis & Thurston Counties School District No 401 Centralia, 5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,013,365
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2031 (Callable 01/01/2028)	115,000	118,320
5.00%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,574,039
5.00%, 01/01/2039 (Callable 01/01/2028)	1,500,000	1,525,136
Port of Bellingham WA, 5.00%, 12/01/2026(c)	380,000	382,256
Port of Seattle WA
5.00%, 04/01/2035 (Callable 04/01/2029)(c)	3,000,000	3,127,549
5.00%, 05/01/2035 (Callable 05/01/2027)(c)	2,000,000	2,028,297
5.00%, 05/01/2036 (Callable 05/01/2027)(c)	5,000,000	5,067,027
5.00%, 05/01/2036 (Callable 05/01/2027)(c)	1,325,000	1,342,762
Port of Tacoma WA, 4.00%, 12/01/2033 (Callable 12/01/2026)	2,000,000	2,003,510
Public Hospital District 1A of Whitman County
5.50%, 12/01/2038 (Callable 12/01/2033)	375,000	426,788
5.50%, 12/01/2043 (Callable 12/01/2033)	1,335,000	1,488,627

	Par	Value
Seattle Housing Authority, 5.00%, 12/01/2029 (Callable 04/01/2029)	$4,200,000	$4,383,344
Snohomish County Housing Authority, 3.75%, 04/01/2036 (Callable 04/01/2033)	9,000,000	8,732,096
State of Washington
5.00%, 07/01/2035 (Callable 07/01/2028)	1,030,000	1,069,649
5.00%, 06/01/2039 (Callable 12/01/2029)	1,000,000	1,056,442
5.00%, 06/01/2039 (Callable 06/01/2030)	5,335,000	5,675,072
5.00%, 08/01/2040 (Callable 08/01/2029)	1,245,000	1,305,306
5.00%, 08/01/2041 (Callable 08/01/2030)	3,500,000	3,712,157
5.00%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,365,956
5.00%, 02/01/2043 (Callable 02/01/2030)	4,000,000	4,197,262
Tacoma Metropolitan Park District
4.00%, 12/01/2028	2,495,000	2,569,138
4.00%, 12/01/2029 (Callable 12/01/2028)	1,735,000	1,783,804
4.00%, 12/01/2030 (Callable 12/01/2028)	795,000	815,804
4.00%, 12/01/2031 (Callable 12/01/2027)	410,000	415,837
5.00%, 12/01/2033 (Callable 12/01/2026)	500,000	504,528
5.00%, 12/01/2033 (Callable 12/01/2027)	585,000	602,418
5.00%, 12/01/2035 (Callable 12/01/2027)	335,000	344,080
5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	512,781
Vancouver Housing Authority
5.00%, 10/01/2027 (Callable 10/01/2026)	2,105,000	2,115,100
5.00%, 10/01/2027 (Callable 10/01/2026)	1,465,000	1,472,251
4.00%, 08/01/2034 (Callable 08/01/2031)	7,000,000	6,933,242
5.00%, 08/01/2035	1,190,000	1,274,380
4.25%, 02/01/2038 (Callable 02/01/2035)	6,000,000	6,095,081
5.00%, 08/01/2040 (Callable 08/01/2035)	4,700,000	4,871,671
Washington Health Care Facilities Authority
5.00%, 07/01/2028 (Callable 01/01/2028)	650,000	666,586
5.00%, 10/01/2029 (Callable 10/01/2028)	325,000	339,048
5.00%, 10/01/2030 (Callable 10/01/2028)	740,000	769,978

The accompanying notes are an integral part of these financial statements.

344

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
5.00%, 08/15/2033 (Callable 02/15/2028)	$615,000	$629,265
5.00%, 08/01/2037 (Callable 08/01/2029)	2,000,000	2,077,709
5.00%, 08/15/2037 (Callable 02/15/2028)	3,015,000	3,069,072
5.00%, 10/01/2038 (Callable 04/01/2030)	2,200,000	2,339,729
5.00%, 08/01/2039 (Callable 08/01/2029)	2,690,000	2,781,591
5.00%, 08/01/2044 (Callable 08/01/2029)	3,915,000	4,006,810
Washington State Housing Finance Commission
5.00%, 02/01/2028 (Callable 02/01/2027)(a)	1,200,000	1,213,705
5.00%, 07/01/2030(b)	290,000	308,583
5.00%, 07/01/2031(b)	400,000	430,499
5.00%, 07/01/2032(b)	510,000	553,482
5.00%, 07/01/2034(b)	670,000	733,881
5.00%, 01/01/2035 (Callable 01/01/2029)	8,000,000	8,065,147
5.00%, 07/01/2035(b)	1,000,000	1,098,621
3.90%, 06/01/2037(a)	4,180,000	4,179,504
5.00%, 07/01/2039 (Callable 07/01/2035)(b)	2,000,000	2,151,879
5.00%, 12/01/2044 (Callable 06/01/2033)	1,565,000	1,671,379
4.00%, 06/01/2049 (Callable 06/01/2028)	130,000	130,862
6.25%, 06/01/2056 (Callable 12/01/2033)	3,250,000	3,641,313
		162,556,989
West Virginia - 0.2%
County of Ohio WV Special District Excise Tax Revenue
5.00%, 06/01/2035	550,000	616,857
5.00%, 06/01/2036 (Callable 06/01/2035)	525,000	585,148
5.00%, 06/01/2037 (Callable 06/01/2035)	950,000	1,051,549
5.25%, 06/01/2045 (Callable 06/01/2035)	2,065,000	2,233,313
Glenville State College, 4.00%, 06/01/2027	325,000	322,809
Monongalia County Building Commission, 4.00%, 07/01/2035 (Callable 08/01/2026)	825,000	799,943
Morgantown Utility Board, Inc., 5.00%, 12/01/2041 (Callable 12/01/2026)	2,500,000	2,509,231
State of West Virginia, 5.00%, 06/01/2037 (Callable 06/01/2028)	500,000	518,091

	Par	Value
West Virginia Commissioner of Highways, 5.00%, 09/01/2032 (Callable 09/01/2027)	$1,140,000	$1,169,303
West Virginia Hospital Finance Authority
4.00%, 06/01/2029 (Callable 07/22/2026)	550,000	550,262
5.00%, 06/01/2042 (Callable 06/01/2027)	1,195,000	1,207,623
5.00%, 06/01/2055 (Callable 12/01/2032)(a)	3,830,000	4,162,890
		15,727,019
Wisconsin - 3.3%
Chilton School District/WI, 5.00%, 04/01/2037 (Callable 04/01/2032)	860,000	932,994
County of La Crosse WI, 2.25%, 10/01/2031 (Callable 08/01/2026)	670,000	618,886
County of Marathon WI, 2.00%, 02/01/2037 (Callable 02/01/2031)	1,495,000	1,222,492
County of Milwaukee WI
1.00%, 08/01/2034	715,000	579,589
1.00%, 10/01/2035	1,095,000	856,537
County of Milwaukee WI Airport Revenue, 5.00%, 12/01/2030 (Callable 12/01/2026)(c)	4,150,000	4,181,776
County of Waukesha WI, 4.00%, 04/01/2036 (Callable 04/01/2033)	2,045,000	2,111,845
County of Waushara WI
4.50%, 06/01/2027 (Callable 08/01/2026)	2,315,000	2,317,418
5.25%, 06/01/2036 (Callable 12/01/2033)	125,000	138,889
Cudahy School District/WI
5.00%, 03/01/2040 (Callable 03/01/2033)	805,000	858,190
5.00%, 03/01/2041 (Callable 03/01/2033)	845,000	897,623
5.00%, 03/01/2045 (Callable 03/01/2033)	2,035,000	2,111,206
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	2,285,000	2,301,980
Drummond Area School District, 5.00%, 03/01/2039 (Callable 03/01/2032)	1,650,000	1,748,517
Prescott School District, 4.00%, 03/01/2037 (Callable 03/01/2030)	1,130,000	1,144,498
Public Finance Authority
5.00%, 10/01/2027(b)	2,075,000	2,114,578
5.00%, 10/01/2028(b)	1,125,000	1,165,712
9.00%, 11/01/2028 (Callable 11/01/2027)(b)	2,395,000	2,518,229

The accompanying notes are an integral part of these financial statements.

345

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
5.00%, 10/01/2029(b)	$1,000,000	$1,048,321
5.00%, 07/01/2030(c)	1,110,000	1,160,271
8.00%, 07/01/2031	2,050,000	2,116,476
5.00%, 07/01/2032	110,000	119,254
5.00%, 07/01/2033	165,000	180,231
5.00%, 10/01/2034 (Callable 10/01/2029)(b)	5,850,000	6,092,107
5.00%, 07/01/2035 (Callable 07/01/2028)	400,000	412,559
5.00%, 07/01/2035 (Callable 07/01/2034)	550,000	605,056
5.00%, 12/31/2035 (Callable 12/15/2035)	7,500,000	8,268,073
4.00%, 05/01/2036 (Callable 05/01/2033)	6,500,000	6,358,943
5.00%, 07/01/2037 (Callable 07/01/2034)	550,000	598,166
9.00%, 07/01/2040 (Callable 07/01/2036)	3,500,000	3,686,454
4.13%, 01/20/2041(a)	7,990,934	7,751,237
4.00%, 04/01/2042 (Callable 04/01/2032)(b)	50,000	52,658
5.00%, 10/01/2044 (Callable 04/01/2029)	3,750,000	3,819,356
4.00%, 04/01/2052 (Callable 04/01/2032)(b)	45,000	47,392
4.00%, 01/01/2055(b)	28,149,950	28,112,254
0.00%, 12/01/2055 (Callable 12/01/2033)(b)(e)	5,450,000	3,205,293
6.00%, 12/01/2055 (Callable 12/01/2033)(b)	8,725,000	8,798,389
3.63%, 06/15/2063 (Callable 06/15/2029)	9,235,000	9,257,447
4.50%, 07/01/2067 (Callable 07/01/2034)(a)	3,065,000	3,139,304
Racine Unified School District, 5.00%, 04/01/2041 (Callable 04/01/2031)	1,615,000	1,715,395
State of Wisconsin, 5.00%, 05/01/2038 (Callable 05/01/2030)	1,450,000	1,546,260
University of Wisconsin Hospitals & Clinics, 5.00%, 04/01/2043 (Callable 10/01/2028)	4,345,000	4,458,852
Village of Crivitz WI
5.00%, 04/01/2031	350,000	363,359
4.20%, 04/01/2032 (Callable 04/01/2031)	375,000	375,495
4.25%, 04/01/2033 (Callable 04/01/2031)	375,000	374,263
4.30%, 04/01/2034 (Callable 04/01/2031)	375,000	371,976
Village of Kewaskum WI
5.00%, 04/01/2031	320,000	337,682
5.00%, 04/01/2034 (Callable 04/01/2033)	640,000	679,202

	Par	Value
4.25%, 04/01/2036 (Callable 04/01/2033)	$640,000	$633,181
4.50%, 04/01/2040 (Callable 04/01/2033)	645,000	635,152
4.50%, 04/01/2041 (Callable 04/01/2033)	175,000	171,760
4.63%, 04/01/2042 (Callable 04/01/2033)	625,000	616,694
Village of Mount Pleasant WI
4.00%, 04/01/2035 (Callable 04/01/2028)	1,795,000	1,817,163
5.00%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,033,247
4.00%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,008,233
5.00%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,030,653
5.00%, 04/01/2043 (Callable 04/01/2028)	6,250,000	6,416,932
5.00%, 04/01/2048 (Callable 04/01/2028)	565,000	574,014
Waunakee Community School District
3.63%, 04/01/2030 (Callable 04/01/2028)	10,010,000	10,099,016
4.38%, 04/01/2044	5,000,000	5,101,993
Whitehall School District, 4.00%, 03/01/2031 (Callable 03/01/2030)	600,000	618,463
Wisconsin Center District
0.00%, 12/15/2027(e)	775,000	742,517
0.00%, 12/15/2027(e)	220,000	210,628
0.00%, 12/15/2028(e)	1,045,000	968,687
0.00%, 12/15/2028(e)	255,000	236,664
0.00%, 12/15/2029(e)	315,000	282,443
0.00%, 12/15/2030(e)	1,325,000	1,143,394
0.00%, 12/15/2030(e)	460,000	397,823
0.00%, 12/15/2031(e)	50,000	41,532
0.00%, 12/15/2034 (Callable 12/15/2030)(e)	615,000	449,951
5.25%, 12/15/2061 (Callable 12/15/2030)(b)	1,000,000	1,002,083
Wisconsin Health & Educational Facilities Authority
5.00%, 07/01/2026	50,000	50,000
5.00%, 12/01/2026 (Callable 07/22/2026)	1,290,000	1,291,076
5.00%, 03/01/2027 (Callable 07/22/2026)	1,095,000	1,095,326
5.00%, 08/01/2027 (Callable 07/01/2026)(b)	13,250,000	13,250,000
5.00%, 02/15/2028 (Callable 02/15/2027)	575,000	582,315
5.00%, 03/01/2028 (Callable 07/22/2026)	830,000	830,288
5.00%, 08/15/2028 (Callable 08/01/2026)	1,025,000	1,027,316

The accompanying notes are an integral part of these financial statements.

346

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
5.00%, 11/01/2028 (Callable 11/01/2026)	$470,000	$482,555
5.00%, 12/01/2028 (Callable 11/01/2026)	395,000	397,849
5.00%, 11/01/2030 (Callable 11/01/2026)	515,000	532,006
5.00%, 04/01/2033 (Callable 10/01/2028)	2,130,000	2,214,924
5.00%, 04/01/2034 (Callable 04/01/2027)	550,000	557,289
4.00%, 10/15/2034 (Callable 10/15/2031)	1,000,000	1,024,381
4.00%, 11/15/2034 (Callable 07/22/2026)	1,000,000	1,001,909
5.00%, 11/01/2035 (Callable 05/01/2035)	5,500,000	6,048,290
4.00%, 04/01/2042 (Callable 10/01/2032)	7,500,000	7,298,403
5.00%, 12/01/2045 (Callable 12/01/2032)	2,000,000	2,133,431
5.00%, 12/01/2046 (Callable 06/01/2031)(a)	10,000,000	10,723,444
5.25%, 12/01/2048 (Callable 12/01/2032)	3,000,000	3,184,202
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027 (Callable 12/01/2026)(a)	1,381,000	1,392,559
5.00%, 11/01/2058 (Callable 02/01/2027)(a)	3,135,000	3,170,804
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
1.90%, 03/01/2032 (Callable 09/01/2030)	855,000	762,499
4.00%, 03/01/2048 (Callable 03/01/2027)	315,000	315,506
4.25%, 03/01/2049 (Callable 09/01/2028)	470,000	476,210
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.75%, 05/01/2054 (Callable 07/22/2026)(a)	190,000	190,096
		228,137,585
Wyoming - 0.1%
Consolidated Municipalities Electric Power Systems Joint Powers Board, 5.25%, 06/01/2039 (Callable 06/01/2032)	660,000	722,941

	Par	Value
County of Laramie WY
4.00%, 05/01/2034 (Callable 05/01/2031)	$645,000	$656,880
4.00%, 05/01/2036 (Callable 05/01/2031)	1,000,000	1,010,829
4.00%, 05/01/2037 (Callable 05/01/2031)	225,000	226,388
Snake River Sporting Club Improvement & Service District
4.25%, 07/15/2044 (Callable 07/15/2032)	1,710,000	1,718,730
5.50%, 07/15/2048 (Callable 07/15/2032)	1,480,000	1,579,018
Wyoming Community Development Authority, 4.00%, 12/01/2048 (Callable 06/01/2028)	325,000	326,989
		6,241,775
TOTAL MUNICIPAL BONDS (Cost $6,640,294,010)		6,704,659,431
U.S. TREASURY SECURITIES - 1.5%
United States Treasury Note/Bond
3.75%, 08/15/2027	25,000,000	24,892,578
4.00%, 05/31/2028	26,335,000	26,257,846
4.00%, 07/31/2030	50,000,000	49,636,719
TOTAL U.S. TREASURY SECURITIES (Cost $100,643,732)		100,787,143

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.64%(g)	7,454,437	7,454,437
TOTAL MONEY MARKET FUNDS (Cost $7,454,437)		7,454,437
TOTAL INVESTMENTS - 99.2% (Cost $6,748,392,179)		$6,812,901,011
Other Assets in Excess of Liabilities - 0.8%		52,977,130
TOTAL NET ASSETS - 100.0%		$6,865,878,141

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

347

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities totals $225,523,176 or 3.3% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2026, the total value of securities subject to the AMT was $417,447,019 or 6.1% of net assets.
(d)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

348

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
SUMMARY OF FAIR VALUE DISCLOSURE
as of June 30, 2026 (Unaudited)
Baird Core Intermediate Municipal Bond Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$ 6,704,659,431	$—	$ 6,704,659,431
U.S. Treasury Securities	—	100,787,143	—	100,787,143
Money Market Funds	7,454,437	—	—	7,454,437
Total Investments	$7,454,437	$ 6,805,446,574	$—	$6,812,901,011

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

349

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 99.3%
Alabama - 5.6%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$500,000	$544,306
Alabama Housing Finance Authority
3.15%, 12/01/2028(a)	1,900,000	1,906,855
3.20%, 01/01/2047 (Callable 07/01/2028)(a)	1,355,000	1,364,050
Black Belt Energy Gas District
5.00%, 12/01/2031 (Callable 09/01/2031)	1,850,000	1,940,156
5.00%, 10/01/2033 (Callable 07/01/2033)	1,000,000	1,066,132
5.00%, 12/01/2033	500,000	529,037
5.00%, 12/01/2034 (Callable 09/01/2034)	2,250,000	2,381,184
5.00%, 12/01/2034 (Callable 09/01/2034)	275,000	295,315
5.00%, 06/01/2036 (Callable 03/01/2036)	2,750,000	2,888,868
5.25%, 06/01/2036	2,000,000	2,155,074
5.00%, 05/01/2053(a)	955,000	987,521
5.00%, 05/01/2055 (Callable 04/01/2031)(a)	500,000	532,203
5.00%, 12/01/2055 (Callable 05/01/2035)(a)	1,000,000	1,056,419
Chilton County Health Care Authority, 3.00%, 11/01/2027 (Callable 08/01/2026)	100,000	99,799
City of Mobile AL, 5.00%, 02/15/2040 (Callable 02/15/2035)	1,500,000	1,671,525
Clarke-Mobile Counties Gas District, 5.00%, 10/01/2031	1,580,000	1,737,043
County of Jefferson AL Sewer Revenue, 5.25%, 10/01/2049 (Callable 10/01/2033)	3,085,000	3,219,725
Energy Southeast A Cooperative District
5.00%, 09/01/2030	2,255,000	2,331,068
5.00%, 11/01/2033 (Callable 08/01/2033)	2,000,000	2,131,140
Houston County Board of Education, 2.00%, 12/01/2040 (Callable 12/01/2030)	445,000	328,166
Jacksonville Public Educational Building Authority, 5.00%, 08/01/2056 (Callable 08/01/2034)	2,500,000	2,533,526
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	1,500,000	1,524,979
Lower Alabama Gas District, 5.00%, 12/01/2033 (Callable 09/01/2033)	1,600,000	1,677,262
Montgomery County Public Education Cooperative District, 3.63%, 04/01/2040 (Callable 08/01/2026)	100,000	85,012

	Par	Value
Montgomery County Public Facilities Authority/AL, 3.75%, 03/01/2052 (Callable 03/01/2032)	$15,000	$10,824
Southeast Energy Authority A Cooperative District
5.00%, 11/01/2026	475,000	477,575
5.00%, 11/01/2027	300,000	307,084
5.00%, 10/01/2030 (Callable 07/01/2030)	4,100,000	4,379,323
5.00%, 09/01/2033	325,000	349,775
5.00%, 09/01/2035 (Callable 06/01/2035)	1,250,000	1,360,324
5.00%, 11/01/2035 (Callable 11/01/2034)	3,400,000	3,547,397
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	250,000	266,227
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	1,250,000	1,320,673
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	1,000,000	1,049,440
5.00%, 05/01/2055 (Callable 11/01/2030)(a)	1,000,000	1,065,078
State of Alabama Docks Department
5.00%, 10/01/2032 (Callable 10/01/2027)(b)	1,000,000	1,016,703
5.00%, 10/01/2033 (Callable 10/01/2027)(b)	2,000,000	2,031,498
University of South Alabama, 5.00%, 11/01/2033 (Callable 11/01/2026)	1,000,000	1,007,448
		53,175,734
Alaska - 0.1%
Alaska Municipal Bond Bank Authority, 5.25%, 12/01/2045 (Callable 12/01/2034)(b)	580,000	614,364
Municipality of Anchorage AK, 5.50%, 02/01/2045 (Callable 02/01/2034)(b)	500,000	545,266
		1,159,630
Arizona - 1.5%
Arizona Industrial Development Authority
5.00%, 07/01/2026(c)	265,000	265,000
4.00%, 07/15/2027(c)	125,000	124,971
4.75%, 12/15/2028 (Callable 12/15/2026)(c)	145,000	145,482
4.00%, 07/15/2030 (Callable 07/15/2027)(c)	190,000	188,869
5.00%, 10/01/2030 (Callable 10/01/2026)(c)	100,000	99,226
4.00%, 07/01/2032 (Callable 01/01/2028)	100,000	100,192
4.00%, 11/01/2035 (Callable 11/01/2031)	500,000	508,355
6.00%, 07/01/2037 (Callable 07/01/2027)(c)	1,000,000	1,018,480

The accompanying notes are an integral part of these financial statements.

350

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arizona - (Continued)
1.35%, 02/01/2048 (Callable 07/01/2026)(a)	$2,705,000	$2,705,000
5.00%, 07/01/2048 (Callable 01/01/2028)	200,000	198,953
5.25%, 11/01/2053 (Callable 11/01/2032)	1,750,000	1,798,093
City of Bullhead AZ Water and Wastewater System Revenue, 5.25%, 07/01/2051 (Callable 07/01/2036)	825,000	847,915
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 07/22/2026)	230,000	229,879
4.00%, 05/15/2031 (Callable 07/22/2026)	500,000	494,703
2.13%, 07/01/2033 (Callable 07/01/2029)(b)	950,000	808,240
Industrial Development Authority of the City of Phoenix Arizona, 5.00%, 10/15/2044 (Callable 10/15/2034)	1,195,000	1,283,274
Industrial Development Authority of the County of Pima, 4.00%, 07/01/2029	25,000	25,047
Maricopa County Industrial Development Authority, 5.00%, 09/01/2042 (Callable 09/01/2028)	1,500,000	1,533,026
Maricopa County School District No 83-Cartwright Elementary
5.00%, 07/01/2040 (Callable 07/01/2033)	500,000	548,592
5.00%, 07/01/2042 (Callable 07/01/2033)	875,000	954,272
Town of Marana AZ Pledged Excise Revenue
5.00%, 07/01/2037 (Callable 07/01/2029)	190,000	199,403
5.00%, 07/01/2038 (Callable 07/01/2029)	225,000	235,717
5.00%, 07/01/2039 (Callable 07/01/2029)	225,000	235,326
		14,548,015
Arkansas - 0.6%
Arkadelphia Water & Sewer System, 5.00%, 12/01/2053 (Callable 06/01/2029)	450,000	455,947
Arkansas Development Finance Authority, 5.00%, 02/01/2036 (Callable 02/01/2031)	790,000	809,017
City of Hope AR Water & Electric Revenue, 4.25%, 04/01/2046 (Callable 04/01/2031)	590,000	579,650

	Par	Value
City of Marion AR Sales & Use Tax Revenue, 5.00%, 11/01/2037 (Callable 11/01/2032)	$895,000	$963,586
City of West Memphis AR Public Utility System Revenue
3.00%, 12/01/2041 (Callable 12/01/2028)	380,000	318,325
4.25%, 12/01/2054 (Callable 12/01/2031)	500,000	465,839
Fayetteville Public Facilities Board
5.00%, 12/01/2036 (Callable 12/01/2033)	500,000	545,541
5.25%, 12/01/2046 (Callable 12/01/2033)	860,000	896,482
North Little Rock School District No 1, 6.00%, 02/01/2035 (Callable 08/01/2031)	305,000	343,461
		5,377,848
California - 5.2%
California Community Choice Financing Authority
5.00%, 10/01/2028	2,000,000	2,061,846
5.00%, 02/01/2031 (Callable 11/01/2030)	1,000,000	1,062,716
5.00%, 11/01/2033 (Callable 08/01/2033)	1,525,000	1,653,511
5.00%, 07/01/2035 (Callable 04/01/2035)	1,250,000	1,375,926
4.00%, 10/01/2052 (Callable 09/01/2027)(a)	1,000,000	1,014,455
5.25%, 01/01/2054 (Callable 10/01/2030)(a)	200,000	211,784
5.00%, 08/01/2055 (Callable 07/01/2032)(a)	1,000,000	1,044,380
5.00%, 01/01/2056 (Callable 05/01/2033)(a)	1,000,000	1,079,269
California Enterprise Development Authority, 5.00%, 07/01/2036	1,000,000	1,130,204
California Housing Finance Agency
3.75%, 03/25/2035	465,885	471,785
4.38%, 09/20/2036	484,562	495,851
California Municipal Finance Authority
5.00%, 08/01/2039 (Callable 08/01/2029)	1,365,000	1,381,489
4.00%, 12/01/2043 (Callable 12/01/2034)	1,000,000	1,001,337
5.50%, 09/01/2056 (Callable 03/01/2036)	5,000,000	5,474,256
California Pollution Control Financing Authority, 5.00%, 07/01/2029(c)	250,000	257,029
California Public Finance Authority
6.50%, 06/01/2054 (Callable 06/01/2031)(c)	130,000	125,422
5.10%, 04/01/2066 (Callable 04/01/2031)(c)	550,000	555,808

The accompanying notes are an integral part of these financial statements.

351

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
California State University, 3.13%, 11/01/2051 (Callable 08/01/2026)(a)	$750,000	$748,965
City of Los Angeles Department of Airports, 5.00%, 05/15/2033 (Callable 05/15/2029)(b)	500,000	525,695
El Dorado Irrigation District, 5.00%, 03/01/2044 (Callable 03/01/2034)	300,000	325,207
Fowler Unified School District, 0.00%, 08/01/2038(d)	200,000	124,321
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	680,108	626,646
2.25%, 09/25/2037	1,332,795	1,113,632
3.16%, 12/25/2038(a)	492,137	453,548
FRETE 2026-ML33 Trust, Series 2026-ML33, Class AUS, 4.64%, 10/25/2040 (Callable 10/25/2040)(a)	997,970	1,040,300
Indio Finance Authority, 5.25%, 11/01/2042 (Callable 11/01/2032)	2,500,000	2,756,760
Inglewood Unified School District, 5.50%, 08/01/2044 (Callable 08/01/2035)	1,000,000	1,139,159
Lake Elsinore Facilities Financing Authority Successor Agency, 5.25%, 04/01/2047 (Callable 04/01/2032)	2,000,000	2,115,832
Los Alamitos Unified School District, 6.05%, 08/01/2042 (Callable 08/01/2029)	615,000	664,215
Los Angeles Department of Water & Power
5.00%, 07/01/2042 (Callable 01/01/2027)	1,750,000	1,759,640
5.00%, 07/01/2043 (Callable 07/01/2032)	75,000	79,594
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2035 (Callable 01/01/2028)	1,385,000	1,420,563
5.00%, 07/01/2044 (Callable 07/01/2034)	665,000	714,479
5.00%, 07/01/2048 (Callable 01/01/2028)	540,000	546,220
Los Angeles Unified School District/CA, 5.25%, 07/01/2042 (Callable 01/01/2028)	1,500,000	1,547,651
Mayers Memorial Hospital District
0.00%, 08/01/2029(d)	160,000	140,201
0.00%, 08/01/2030(d)	360,000	299,768
Morongo Unified School District, 5.50%, 08/01/2041 (Callable 08/01/2030)	425,000	460,058

	Par	Value
Needles Unified School District, 0.00%, 08/01/2041(d)	$875,000	$773,608
Paradise Unified School District
5.00%, 05/01/2035 (Callable 05/01/2030)	505,000	525,468
5.00%, 05/01/2040 (Callable 05/01/2030)	405,000	415,394
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041 (Callable 05/15/2032)	330,000	358,358
River Islands Public Financing Authority
5.00%, 09/01/2045 (Callable 09/01/2032)	530,000	578,766
5.00%, 09/01/2050 (Callable 09/01/2032)	800,000	846,216
Sacramento City Unified School District/CA, 5.50%, 08/01/2047 (Callable 08/01/2030)	2,110,000	2,189,119
San Diego County Regional Airport Authority, 5.00%, 07/01/2046 (Callable 07/01/2031)(b)	1,890,000	1,947,829
San Francisco City & County Airport Comm-San Francisco International Airport, 5.75%, 05/01/2048 (Callable 05/01/2033)(b)	1,000,000	1,090,584
San Ysidro School District, 0.00%, 08/01/2031(d)	600,000	509,076
Siskiyou Community College District, 0.00%, 08/01/2031(d)	240,000	207,022
Southern California Public Power Authority, 5.00%, 11/01/2033 (Callable 08/01/2033)	750,000	800,093
Stockton Unified School District, 0.00%, 08/01/2050 (Callable 08/01/2037)(d)	500,000	593,279
		49,834,334
Colorado - 3.1%
Adams County School District No 14, 5.50%, 12/01/2042 (Callable 12/01/2034)	1,035,000	1,182,877
Arapahoe County School District No 6 Littleton, 5.50%, 12/01/2043 (Callable 12/01/2028)	1,000,000	1,047,975
Baseline Metropolitan District No 1, 4.00%, 12/01/2046 (Callable 12/01/2029)	1,000,000	973,516
Centennial Water & Sanitation District, 5.25%, 12/01/2048 (Callable 12/01/2028)	500,000	515,135
City of Fort Morgan CO Wastewater Revenue, 5.25%, 12/01/2051 (Callable 12/01/2036)	1,000,000	1,077,256
Colorado Bridge & Tunnel Enterprise, 5.25%, 12/01/2050 (Callable 12/01/2034)	3,250,000	3,487,956

The accompanying notes are an integral part of these financial statements.

352

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Colorado Bridge Enterprise
4.00%, 12/31/2030 (Callable 12/31/2027)(b)	$750,000	$753,879
4.00%, 06/30/2031 (Callable 12/31/2027)(b)	250,000	251,178
Colorado Educational & Cultural Facilities Authority
5.00%, 10/01/2028 (Callable 08/01/2026)	350,000	331,055
2.00%, 09/01/2030 (Callable 09/01/2028)	70,000	66,066
5.00%, 10/01/2030 (Callable 08/01/2026)	470,000	424,628
5.00%, 12/01/2038 (Callable 12/01/2028)	1,075,000	1,099,796
5.00%, 07/01/2045 (Callable 07/01/2035)	625,000	651,851
Colorado Health Facilities Authority
3.50%, 05/15/2030 (Callable 08/01/2026)	300,000	293,747
5.00%, 08/01/2035 (Callable 08/01/2029)	1,400,000	1,462,390
5.00%, 08/01/2044 (Callable 08/01/2029)	1,105,000	1,130,913
Colorado Housing and Finance Authority, 3.50%, 11/01/2043 (Callable 08/01/2026)(a)	500,000	500,268
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/22/2026)	500,000	500,794
Denver Health & Hospital Authority
5.00%, 12/01/2033 (Callable 12/01/2028)	300,000	309,320
5.00%, 12/01/2033 (Callable 12/01/2029)	200,000	208,633
Durango School District No 9-R, 5.25%, 11/01/2044 (Callable 11/01/2034)	1,000,000	1,110,144
E-470 Public Highway Authority, 0.00%, 09/01/2039 (Callable 09/01/2036)(d)	3,250,000	1,932,417
Grand River Hospital District
5.25%, 12/01/2031 (Callable 12/01/2028)	75,000	78,476
6.00%, 12/01/2045 (Callable 12/01/2035)	800,000	922,632
Montrose Fire Protection District, 5.00%, 05/15/2056 (Callable 05/15/2036)	1,590,000	1,611,304
Regional Transportation District, 4.00%, 07/15/2039	115,000	113,352
Southwest Timnath Metropolitan District No 4
5.00%, 12/01/2041 (Callable 06/01/2031)	500,000	536,712

	Par	Value
5.00%, 12/01/2046 (Callable 06/01/2031)	$450,000	$468,983
5.25%, 12/01/2055 (Callable 06/01/2031)	1,000,000	1,037,344
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	1,000,000	1,009,874
Vail Home Partners Corp.
5.75%, 10/01/2045 (Callable 04/01/2035)(c)	625,000	664,832
5.88%, 10/01/2055 (Callable 04/01/2035)(c)	1,250,000	1,305,141
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 07/22/2026)	106,000	93,188
Weld County School District No RE-4, 5.25%, 12/01/2047 (Callable 12/01/2032)	1,000,000	1,068,955
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	1,000,000	1,048,078
		29,270,665
Connecticut - 0.7%
Connecticut Housing Finance Authority, 4.80%, 05/01/2043	2,625,000	2,748,861
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2029 (Callable 07/01/2028)	40,000	40,197
4.00%, 07/01/2030 (Callable 08/01/2026)	1,300,000	1,297,634
4.00%, 07/01/2031 (Callable 07/01/2028)	30,000	29,941
2.95%, 07/01/2049(a)	1,000,000	1,004,341
Connecticut State Higher Education Supplement Loan Authority, 5.00%, 11/15/2033(b)	540,000	580,193
Stamford Housing Authority, 4.25%, 10/01/2030	870,000	878,431
Town of Windsor Locks CT, 5.00%, 02/01/2027	55,000	55,813
		6,635,411
Delaware - 0.2%
Delaware State Economic Development Authority, 5.00%, 10/01/2036 (Callable 08/01/2026)	595,000	593,685
Delaware State Housing Authority, 6.00%, 01/01/2055 (Callable 07/01/2033)	1,085,000	1,183,403
		1,777,088
District of Columbia - 0.5%
District of Columbia
5.00%, 07/01/2037 (Callable 01/01/2028)	2,000,000	2,026,363
5.00%, 06/01/2042 (Callable 06/01/2027)	1,000,000	1,014,293

The accompanying notes are an integral part of these financial statements.

353

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
District of Columbia - (Continued)
5.00%, 07/01/2042 (Callable 07/01/2032)	$500,000	$500,849
District of Columbia Income Tax Revenue, 5.50%, 07/01/2047 (Callable 07/01/2032)	1,000,000	1,084,503
		4,626,008
Florida - 4.2%
Brevard County Health Facilities Authority
5.00%, 07/01/2031 (Callable 01/01/2031)	1,500,000	1,627,448
5.00%, 04/01/2052 (Callable 04/01/2032)	750,000	760,716
Capital Trust Agency, Inc., 3.38%, 07/01/2031(c)	310,000	299,742
Charlotte County Industrial Development Authority/FL, 6.13%, 10/01/2055 (Callable 10/01/2033)(b)	1,000,000	1,040,468
City of Cape Coral FL Water & Sewer Revenue
5.25%, 10/01/2048 (Callable 10/01/2033)	750,000	804,914
5.65%, 03/01/2054 (Callable 03/01/2033)	990,000	1,053,069
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	550,000	602,049
City of Orlando FL, 5.50%, 11/01/2055 (Callable 11/01/2035)	2,695,000	2,875,846
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2032 (Callable 11/01/2027)	1,305,000	1,338,906
City of Tampa FL Water & Wastewater System Revenue
5.00%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,060,173
5.25%, 10/01/2057 (Callable 10/01/2032)	750,000	792,920
Collier County Industrial Development Authority, 5.25%, 10/01/2052 (Callable 04/01/2034)	1,500,000	1,563,863
County of Bay FL, 5.00%, 09/01/2033 (Callable 08/01/2026)	640,000	640,531
County of Broward FL Airport System Revenue
5.00%, 10/01/2033 (Callable 10/01/2029)(b)	1,500,000	1,579,253
5.00%, 10/01/2036 (Callable 10/01/2027)(b)	1,500,000	1,524,747
County of Broward FL Port Facilities Revenue, 5.00%, 09/01/2044 (Callable 09/01/2029)	1,000,000	1,034,225
County of Miami-Dade FL Aviation Revenue, 5.00%, 10/01/2040 (Callable 10/01/2027)(b)	4,000,000	4,054,174

	Par	Value
County of Miami-Dade FL Transit System, 5.00%, 07/01/2049 (Callable 07/01/2032)	$2,000,000	$2,085,762
County of Okeechobee FL Half-Cent Sales Tax Revenue, 5.00%, 09/01/2044 (Callable 09/01/2034)	435,000	469,376
County of Pasco FL, 5.00%, 09/01/2048 (Callable 03/01/2033)	500,000	514,263
County of Pasco FL Solid Waste Disposal & Resource Recovery System Revenue, 5.25%, 10/01/2042 (Callable 04/01/2031)(b)	1,565,000	1,649,869
County of Sarasota FL Utility System Revenue, 5.25%, 10/01/2047 (Callable 10/01/2032)	2,000,000	2,146,396
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027)(c)	830,000	831,900
5.00%, 08/15/2032(c)	455,000	454,791
3.40%, 09/01/2050 (Callable 06/03/2028)(a)(b)	2,000,000	2,013,945
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035 (Callable 07/01/2033)(c)	1,000,000	1,014,572
Florida Housing Finance Corp.
2.33%, 07/01/2036	446,574	373,056
4.20%, 01/01/2045 (Callable 01/01/2028)	40,000	39,874
6.00%, 01/01/2057	1,000,000	1,119,900
Greater Orlando Aviation Authority, 5.00%, 10/01/2036 (Callable 10/01/2027)(b)	1,000,000	1,018,341
Miami-Dade County Housing Finance Authority, 4.88%, 03/01/2046	1,000,000	1,033,674
Palm Beach County Educational Facilities Authority
4.00%, 10/01/2027	260,000	260,920
4.00%, 10/01/2028	270,000	271,691
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 07/22/2026)(a)(c)	500,000	499,640
Tolomato Community Development District, 4.00%, 05/01/2040 (Callable 05/01/2032)	1,725,000	1,695,245
		40,146,259
Georgia - 2.3%
Atlanta Urban Residential Finance Authority, 4.75%, 05/01/2043	1,300,000	1,353,954
Bartow County Development Authority, 3.95%, 12/01/2032(a)	500,000	509,835
City of Griffin GA Public Utility Revenue, 5.00%, 01/01/2051 (Callable 01/01/2036)	2,050,000	2,161,614
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	1,012,929

The accompanying notes are an integral part of these financial statements.

354

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Georgia - (Continued)
4.00%, 12/01/2035 (Callable 12/01/2032)	$675,000	$676,494
4.00%, 07/01/2036 (Callable 07/01/2033)	1,000,000	994,095
Development Authority for Fulton County, 5.00%, 07/01/2041 (Callable 07/01/2036)(c)	1,500,000	1,530,486
Development Authority of Burke County, 2.75%, 01/01/2052 (Callable 05/03/2031)	500,000	325,714
Gainesville & Hall County Development Authority, 1.65%, 11/15/2033 (Callable 08/01/2026)(a)	1,000,000	1,000,000
Georgia Housing & Finance Authority, 2.50%, 06/01/2050 (Callable 06/10/2030)	750,000	543,032
Georgia Municipal Association, Inc., 4.00%, 01/01/2055 (Callable 01/01/2035)	1,550,000	1,429,412
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)	1,500,000	1,567,127
Main Street Energy, Inc.
5.00%, 10/01/2033 (Callable 08/15/2033)	1,000,000	1,064,813
5.00%, 12/01/2033 (Callable 09/01/2033)	1,000,000	1,057,202
Main Street Natural Gas, Inc.
5.00%, 05/15/2033 (Callable 05/15/2029)	2,000,000	2,067,147
5.00%, 12/01/2033	450,000	474,366
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	1,025,000	1,038,143
5.00%, 12/01/2052 (Callable 03/01/2029)(a)	350,000	365,177
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	250,000	263,810
5.00%, 04/01/2054 (Callable 01/02/2031)(a)	2,500,000	2,670,159
		22,105,509
Idaho - 0.4%
Idaho Health Facilities Authority, 4.38%, 03/01/2053 (Callable 03/01/2035)	1,000,000	969,686
Idaho Housing & Finance Association
4.13%, 05/01/2039 (Callable 05/01/2032)	450,000	446,795
3.00%, 05/01/2042 (Callable 05/01/2032)	340,000	274,723
3.00%, 02/21/2046	456,962	398,254
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	515,533

	Par	Value
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)$	$1,050,000	$1,060,536
		3,665,527
Illinois - 7.5%
Chicago Board of Education, 5.50%, 12/01/2026	20,000	20,118
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	375,000	410,200
Chicago O’Hare International Airport
5.00%, 01/01/2033 (Callable 01/01/2027)(b)	1,500,000	1,513,436
5.00%, 01/01/2039 (Callable 01/01/2029)(b)	1,000,000	1,028,276
5.25%, 01/01/2042 (Callable 01/01/2027)	1,500,000	1,512,550
5.50%, 01/01/2055 (Callable 01/01/2032)(b)	300,000	310,567
City of Chicago IL
0.00%, 01/01/2027(d)	100,000	98,481
6.00%, 01/01/2046 (Callable 01/01/2034)	500,000	550,172
City of Chicago IL Wastewater Transmission Revenue, 5.00%, 01/01/2042 (Callable 01/01/2034)	1,250,000	1,344,034
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2029 (Callable 11/01/2026)	1,050,000	1,057,820
5.00%, 11/01/2031 (Callable 11/01/2026)	1,000,000	1,007,448
5.25%, 11/01/2034 (Callable 11/01/2027)	1,000,000	1,026,619
City of Hillsboro IL
5.00%, 12/01/2050 (Callable 12/01/2034)	940,000	975,901
5.00%, 12/01/2054 (Callable 12/01/2034)	775,000	799,050
City of Kankakee IL Waterworks & Sewerage System
5.00%, 05/01/2033	595,000	647,173
5.00%, 05/01/2035	480,000	525,062
5.00%, 05/01/2037 (Callable 05/01/2035)	915,000	987,385
Cook County Community College District No 508, 5.50%, 12/01/2051 (Callable 12/01/2035)	6,000,000	6,454,609
Cook County High School District No 220 Reavis
5.00%, 12/01/2044 (Callable 12/01/2034)	525,000	556,647
5.00%, 12/01/2045 (Callable 12/01/2034)	555,000	583,882

The accompanying notes are an integral part of these financial statements.

355

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Cook County School District No 86 Harwood Heights, 5.00%, 12/01/2039 (Callable 12/01/2033)	$325,000	$352,428
Illinois Finance Authority
5.00%, 03/01/2030 (Callable 03/01/2027)	390,000	394,012
5.00%, 11/01/2031 (Callable 11/01/2026)	135,000	136,028
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	503,976
5.00%, 05/15/2033 (Callable 11/15/2028)	640,000	662,327
5.00%, 10/01/2034 (Callable 10/01/2030)	775,000	809,389
5.00%, 02/15/2036 (Callable 02/15/2027)	330,000	333,002
5.00%, 02/15/2036 (Callable 02/15/2027)	70,000	70,986
5.00%, 02/15/2037 (Callable 08/15/2027)	1,040,000	1,043,446
4.13%, 11/15/2037 (Callable 08/01/2026)	60,000	59,622
5.25%, 04/01/2044 (Callable 04/01/2034)	1,200,000	1,232,324
5.25%, 04/01/2047 (Callable 04/01/2034)	500,000	532,332
5.25%, 04/01/2049 (Callable 04/01/2034)	350,000	369,776
5.00%, 02/15/2050 (Callable 08/15/2027)	950,000	895,578
Illinois Housing Development Authority
4.45%, 04/01/2042 (Callable 04/01/2036)	2,500,000	2,522,437
6.50%, 10/01/2045 (Callable 10/01/2033)	1,200,000	1,368,574
6.25%, 10/01/2055 (Callable 04/01/2033)	2,360,000	2,642,070
6.25%, 10/01/2056	450,000	509,435
6.50%, 10/01/2056	3,000,000	3,448,711
Illinois Sports Facilities Authority, 5.00%, 06/15/2030	1,000,000	1,052,513
Illinois State Toll Highway Authority, 5.00%, 01/01/2045 (Callable 01/01/2031)	580,000	608,430
Jefferson Fire Protection District
5.50%, 12/01/2042 (Callable 12/01/2035)	440,000	494,585
5.50%, 12/01/2043 (Callable 12/01/2035)	375,000	420,221
5.50%, 12/01/2044 (Callable 12/01/2035)	275,000	305,819
5.50%, 12/01/2045 (Callable 12/01/2035)	200,000	220,217

	Par	Value
Knox County Community Unit School District No 202 Knoxville
5.00%, 12/01/2042 (Callable 12/01/2035)	$230,000	$249,585
5.00%, 12/01/2043 (Callable 12/01/2035)	305,000	330,186
5.00%, 12/01/2044 (Callable 12/01/2035)	335,000	359,867
5.00%, 12/01/2045 (Callable 12/01/2035)	375,000	398,802
5.00%, 12/01/2046 (Callable 12/01/2035)	330,000	346,273
5.00%, 12/01/2047 (Callable 12/01/2035)	505,000	524,295
Lake County Community Unit School District No 187 North Chicago, 5.00%, 01/01/2031	625,000	667,672
McLean County Community Unit School District No 19 Ridgeview, 5.25%, 12/01/2045 (Callable 12/01/2034)	2,075,000	2,237,618
McLean County Community Unit School District No 3 Tri-Valley, 3.95%, 12/01/2045 (Callable 08/01/2026)(a)(e)	1,100,000	1,100,091
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2028(d)	1,015,000	956,113
0.00%, 06/15/2029(d)	100,000	90,997
0.00%, 12/15/2034(d)	700,000	516,410
0.00%, 12/15/2037(d)	1,000,000	838,896
0.00%, 12/15/2042 (Callable 06/15/2038)(d)	150,000	119,562
Moultrie Shelby & Coles Counties Community Unit School District No 300, 5.00%, 12/01/2044 (Callable 06/01/2029)	890,000	919,015
Northeastern Illinois University, 5.25%, 07/01/2050 (Callable 07/01/2035)	1,625,000	1,673,805
Northern Illinois University, 5.50%, 04/01/2049 (Callable 04/01/2034)	2,000,000	2,107,768
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2038 (Callable 02/01/2032)	450,000	490,841
Sangamon County School District No 186 Springfield, 5.50%, 06/01/2066 (Callable 06/01/2036)	1,000,000	1,061,305
Southern Illinois University, 5.25%, 02/15/2050 (Callable 02/15/2035)	1,150,000	1,206,436
Southwestern Illinois Development Authority
5.00%, 01/01/2041 (Callable 01/01/2035)	305,000	331,015

The accompanying notes are an integral part of these financial statements.

356

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 01/01/2042 (Callable 01/01/2035)	$245,000	$264,132
5.00%, 01/01/2043 (Callable 01/01/2035)	265,000	284,547
5.50%, 01/01/2046 (Callable 01/01/2035)	225,000	243,520
5.50%, 01/01/2047 (Callable 01/01/2035)	225,000	241,560
5.50%, 04/01/2050 (Callable 04/01/2035)	1,000,000	1,060,191
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2042 (Callable 01/01/2036)	1,000,000	1,076,978
5.00%, 01/01/2044 (Callable 01/01/2034)	250,000	263,109
5.00%, 01/01/2049 (Callable 01/01/2034)	1,000,000	1,022,413
5.00%, 01/01/2054 (Callable 01/01/2034)	1,350,000	1,368,219
St Clair County School District No 118 Belleville, 5.50%, 12/01/2037 (Callable 12/01/2034)	1,125,000	1,278,304
Upper Illinois River Valley Development Authority, 5.00%, 01/01/2045 (Callable 01/01/2027)(c)	200,000	194,639
Village of Romeoville IL, 5.00%, 10/01/2035 (Callable 07/22/2026)	300,000	300,049
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	1,000,000	1,041,996
Will County Community High School District No 210 Lincoln-Way, 4.00%, 01/01/2034 (Callable 01/01/2029)	100,000	100,736
Will County Community High School District No. 210
0.00%, 01/01/2027(d)	95,000	93,364
0.00%, 01/01/2033(d)	655,000	511,267
Will County School District No 114 Manhattan
5.50%, 01/01/2043 (Callable 01/01/2033)	2,000,000	2,200,351
5.50%, 09/01/2052 (Callable 01/01/2033)	1,000,000	1,052,857
Winnebago County Community Unit School District No 320 South Beloit, 5.00%, 02/01/2032	400,000	432,300
		71,954,752
Indiana - 3.7%
Boone County Building Corp., 5.25%, 08/01/2038 (Callable 02/01/2032)	1,235,000	1,343,406

	Par	Value
Carmel Redevelopment Authority, 1.13%, 01/15/2044 (Callable 07/15/2032)	$945,000	$552,716
City of Carmel IN Waterworks Revenue, 4.00%, 05/01/2043 (Callable 05/01/2032)	400,000	393,175
City of Franklin IN Sewage Works Revenue
5.00%, 03/01/2040 (Callable 03/01/2035)	500,000	547,627
5.00%, 03/01/2041 (Callable 03/01/2035)	600,000	652,611
5.00%, 03/01/2042 (Callable 03/01/2035)	350,000	378,923
5.00%, 03/01/2043 (Callable 03/01/2035)	400,000	431,221
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 08/01/2026)	1,000,000	999,837
Fishers Town Hall Building Corp., 5.63%, 07/15/2048 (Callable 01/15/2034)	25,000	27,146
Gary Chicago International Airport Authority, 4.50%, 02/01/2045 (Callable 02/01/2035)	750,000	760,232
Hammond Local Public Improvement Bond Bank, 5.50%, 07/15/2036 (Callable 07/15/2030)	500,000	525,485
Indiana Finance Authority
2.50%, 11/01/2030	95,000	91,464
5.00%, 09/15/2046 (Callable 09/15/2036)	1,000,000	1,008,833
5.75%, 06/01/2048 (Callable 12/01/2033)	500,000	540,563
5.00%, 10/01/2063 (Callable 10/01/2030)(a)	1,000,000	1,088,742
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	100,000	100,407
Indiana Housing & Community Development Authority
4.55%, 11/01/2041	1,990,000	2,061,397
4.54%, 03/01/2043	3,300,000	3,359,612
Indiana University, 5.00%, 06/01/2041 (Callable 06/01/2027)	2,500,000	2,541,303
Indianapolis Local Public Improvement Bond Bank
5.25%, 01/01/2039 (Callable 01/01/2032)(b)	2,000,000	2,147,479
6.00%, 02/01/2048 (Callable 02/01/2033)	2,000,000	2,220,802
Knightstown High School Building Corp.
5.00%, 07/10/2037 (Callable 01/10/2036)	750,000	847,060

The accompanying notes are an integral part of these financial statements.

357

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
5.00%, 07/10/2039 (Callable 01/10/2036)	$830,000	$923,607
5.00%, 07/10/2041 (Callable 01/10/2036)	920,000	1,008,901
Merrillville Redevelopment Authority, 5.00%, 07/15/2040 (Callable 07/15/2035)	860,000	926,726
New Albany-Floyd County School Building Corp.
5.00%, 07/15/2043 (Callable 07/15/2034)	1,255,000	1,357,744
5.00%, 01/15/2046 (Callable 07/15/2034)	1,750,000	1,871,231
Noblesville Community Development Corp., 5.00%, 08/01/2039 (Callable 02/01/2034)	1,785,000	1,947,634
St Joseph County Airport Authority, 0.01%, 07/01/2028(b)	155,000	144,709
Westfield-Washington Multi-School Building Corp.
5.00%, 07/15/2040 (Callable 07/15/2034)	1,000,000	1,085,341
5.00%, 07/15/2042 (Callable 07/15/2034)	1,890,000	2,033,888
Whitestown Redevelopment Authority
5.00%, 08/01/2039 (Callable 08/01/2035)	700,000	773,900
5.00%, 02/01/2041 (Callable 08/01/2035)	775,000	848,206
		35,541,928
Iowa - 1.5%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, 5.25%, 01/01/2051 (Callable 07/01/2034)	1,000,000	1,055,918
County of Polk IA
5.00%, 06/01/2036 (Callable 06/01/2032)(b)	1,500,000	1,613,075
5.00%, 06/01/2039 (Callable 06/01/2032)(b)	1,435,000	1,521,009
5.25%, 06/01/2041 (Callable 06/01/2033)(b)	1,500,000	1,613,289
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(c)	250,000	225,577
5.00%, 08/01/2042 (Callable 02/01/2035)	1,300,000	1,439,793
6.00%, 11/01/2042 (Callable 11/01/2041)(c)	1,000,000	1,020,273
Linn-Mar Community School District, 4.00%, 06/01/2035 (Callable 06/01/2031)	3,650,000	3,751,991
PEFA, Inc.
5.00%, 04/01/2035 (Callable 01/01/2035)	1,000,000	1,066,168

	Par	Value
5.00%, 09/01/2049 (Callable 09/01/2026)(a)	$195,000	$195,687
Waterloo Community School District Infrastructure Sales Services & Use Tax, 5.00%, 07/01/2047 (Callable 07/01/2033)	1,000,000	1,031,103
		14,533,883
Kansas - 0.8%
City of Chanute KS, 5.50%, 11/01/2056 (Callable 11/01/2034)	500,000	511,386
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 08/01/2026)	500,000	500,123
City of Wichita KS, 5.25%, 05/15/2039 (Callable 05/15/2031)	1,210,000	1,225,528
Johnson & Miami Counties Unified School District No 230 Spring Hills, 6.00%, 09/01/2042 (Callable 09/01/2035)	1,585,000	1,846,027
Kansas Development Finance Authority, 5.00%, 09/01/2041 (Callable 09/01/2032)	1,050,000	1,139,418
Miami County Unified School District No 367 Osawatomie, 5.25%, 09/01/2043 (Callable 09/01/2034)	480,000	514,856
Wyandotte County Unified School District No 500 Kansas City, 5.25%, 09/01/2055 (Callable 09/01/2034)	840,000	879,836
Wyandotte County-Kansas City Unified Government
0.00%, 12/01/2027(d)	170,000	161,252
4.75%, 03/01/2041 (Callable 03/01/2031)(c)	200,000	198,613
5.50%, 03/01/2046 (Callable 03/01/2031)(c)	300,000	303,414
		7,280,453
Kentucky - 1.6%
Garrard County School District Finance Corp., 5.00%, 08/01/2037 (Callable 08/01/2031)	810,000	865,943
Kenton County Airport Board, 5.00%, 01/01/2031(b)	800,000	863,360
Kentucky Bond Development Corp.
5.25%, 10/31/2046 (Callable 10/31/2036)	1,000,000	1,083,384
4.75%, 07/01/2056 (Callable 07/01/2036)	1,000,000	991,249
Kentucky Economic Development Finance Authority
0.00%, 10/01/2027(d)	260,000	250,992
5.00%, 07/01/2033 (Callable 08/01/2026)	200,000	200,239
Kentucky Housing Corp., 3.15%, 05/01/2030 (Callable 05/01/2028)(a)	360,000	361,065

The accompanying notes are an integral part of these financial statements.

358

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - (Continued)
Kentucky Public Energy Authority
5.00%, 07/01/2027	$525,000	$534,229
5.00%, 05/01/2036 (Callable 02/01/2036)	1,750,000	1,843,711
5.25%, 06/01/2055 (Callable 09/01/2029)(a)	3,700,000	3,920,200
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2032 (Callable 10/01/2026)	1,280,000	1,285,004
5.00%, 10/01/2038 (Callable 10/01/2029)	835,000	865,555
5.00%, 10/01/2047 (Callable 07/22/2026)(a)	500,000	502,254
Rural Water Financing Agency, 3.00%, 08/01/2038 (Callable 08/01/2034)	1,795,000	1,616,656
		15,183,841
Louisiana - 0.5%
Louisiana Housing Corp., 5.00%, 07/01/2046(a)	500,000	500,000
Louisiana Public Facilities Authority
5.00%, 07/01/2038 (Callable 07/01/2035)	425,000	474,941
5.00%, 07/01/2043 (Callable 07/01/2035)	1,000,000	1,090,220
New Orleans Aviation Board, 5.00%, 01/01/2030 (Callable 01/01/2027)(b)	1,550,000	1,563,376
Terrebonne Parish Hospital Service District No 1
5.00%, 04/01/2027	495,000	502,488
5.00%, 04/01/2030	435,000	462,294
		4,593,319
Maine - 0.2%
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2037 (Callable 07/01/2030)	600,000	635,227
5.25%, 07/01/2051 (Callable 07/01/2036)	1,220,000	1,287,505
		1,922,732
Maryland - 0.5%
City of Baltimore MD, 5.00%, 07/01/2030 (Callable 01/01/2027)	2,000,000	2,018,495
Maryland Economic Development Corp.
5.00%, 06/01/2030 (Callable 06/01/2028)	500,000	517,393
5.00%, 10/01/2045 (Callable 10/01/2034)	1,000,000	1,040,414
Maryland Health & Higher Educational Facilities Authority, 5.00%, 01/01/2030	100,000	104,914

	Par	Value
Montgomery County Housing Opportunities Commission, 5.13%, 01/01/2053 (Callable 01/01/2034)	$700,000	$733,118
		4,414,334
Massachusetts - 1.5%
Commonwealth of Massachusetts
5.25%, 09/01/2043 (Callable 09/01/2028)	1,025,000	1,064,325
5.25%, 04/01/2047 (Callable 04/01/2027)	2,000,000	2,024,351
County of Norfolk MA, 3.00%, 09/15/2029 (Callable 08/01/2026)	50,000	48,630
Greater Fall River Vocational School District, 5.00%, 06/01/2055 (Callable 06/01/2034)	5,000,000	5,138,834
Massachusetts Development Finance Agency
5.00%, 10/01/2033 (Callable 10/01/2026)	1,285,000	1,285,922
5.25%, 10/01/2033	775,000	795,796
5.00%, 07/01/2038 (Callable 07/22/2026)	1,005,000	1,005,667
5.00%, 07/01/2044 (Callable 07/01/2027)	500,000	502,137
Massachusetts Educational Financing Authority, 2.00%, 07/01/2037 (Callable 07/01/2031)(b)	810,000	672,616
Massachusetts Port Authority, 5.00%, 07/01/2039 (Callable 07/01/2029)(b)	1,340,000	1,385,630
		13,923,908
Michigan - 3.0%
Allegan Public School District, 5.00%, 05/01/2037 (Callable 05/01/2033)	250,000	275,459
City of Detroit MI, 6.00%, 05/01/2043 (Callable 05/01/2033)	1,790,000	2,003,281
Detroit City School District, 5.00%, 05/01/2034 (Callable 05/01/2030)	1,000,000	1,069,729
Elkton-Pigeon-Bay Port Laker Schools
5.25%, 05/01/2044 (Callable 05/01/2035)	500,000	551,834
5.25%, 05/01/2045 (Callable 05/01/2035)	470,000	514,529
Flat Rock Community School District, 5.00%, 05/01/2041 (Callable 05/01/2032)	350,000	376,305
Four Lakes Special Assessment District, 5.00%, 06/01/2037 (Callable 06/01/2033)	2,170,000	2,364,304
Fraser Public School District
5.00%, 05/01/2038 (Callable 05/01/2033)	400,000	440,033

The accompanying notes are an integral part of these financial statements.

359

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
5.00%, 05/01/2039 (Callable 05/01/2033)	$180,000	$197,300
5.00%, 05/01/2048 (Callable 05/01/2033)	475,000	495,981
Gobles Public Schools
5.00%, 05/01/2046 (Callable 05/01/2034)	850,000	904,494
5.00%, 05/01/2050 (Callable 05/01/2034)	630,000	660,601
Grand Traverse County Hospital Finance Authority, 5.00%, 07/01/2044 (Callable 07/01/2028)	710,000	722,829
Great Lakes Water Authority Sewage Disposal System Revenue, 5.50%, 07/01/2055 (Callable 01/01/2035)	1,500,000	1,616,359
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2036 (Callable 07/02/2026)	1,000,000	1,000,000
Jenison Public Schools, 5.00%, 05/01/2047 (Callable 05/01/2036)	600,000	639,043
Michigan Finance Authority
4.00%, 01/01/2028 (Callable 04/01/2027)	1,000,000	1,001,514
5.00%, 02/01/2033 (Callable 02/01/2027)	1,560,000	1,590,372
5.00%, 05/15/2035 (Callable 08/01/2026)	1,010,000	1,013,306
5.00%, 11/15/2041 (Callable 11/15/2026)	500,000	502,324
5.00%, 07/01/2043 (Callable 07/01/2035)	1,000,000	1,091,606
Michigan State Housing Development Authority
3.35%, 12/01/2031 (Callable 08/01/2026)	515,000	515,086
6.25%, 12/01/2055 (Callable 12/01/2033)	1,210,000	1,331,844
Michigan Strategic Fund
5.00%, 12/31/2043 (Callable 12/31/2028)(b)	305,000	308,289
5.50%, 10/01/2053 (Callable 10/01/2031)(c)	500,000	510,039
Okemos Public Schools
5.00%, 05/01/2040 (Callable 05/01/2034)	300,000	330,444
5.00%, 05/01/2041 (Callable 05/01/2034)	400,000	439,032
Rockford Public Schools, 5.00%, 05/01/2040 (Callable 05/01/2033)	500,000	545,320
Saline Area Schools
5.00%, 05/01/2041 (Callable 05/01/2035)	650,000	719,298

	Par	Value
5.00%, 05/01/2043 (Callable 05/01/2035)	$1,000,000	$1,095,638
Van Dyke Public Schools, 5.50%, 05/01/2050 (Callable 05/01/2035)	1,500,000	1,622,876
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,039,612
Waterford School District/MI, 3.00%, 05/01/2028 (Callable 08/01/2026)	1,000,000	997,567
Wayne County Airport Authority, 5.25%, 12/01/2038 (Callable 12/01/2035)(b)	450,000	503,964
		28,990,212
Minnesota - 1.0%
City of Virginia MN, 5.00%, 12/15/2026 (Callable 07/18/2026)	1,000,000	1,001,011
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.61%, 08/25/2041 (Callable 08/25/2041)(a)	990,581	1,027,781
Housing & Redevelopment Authority of The City of St Paul Minnesota, 5.00%, 12/01/2036 (Callable 12/01/2030)	150,000	155,868
Minnesota Agricultural & Economic Development Board
5.00%, 11/15/2030	510,000	546,456
5.00%, 11/15/2032	1,100,000	1,198,594
Minnesota Housing Finance Agency
3.80%, 07/01/2038 (Callable 08/01/2026)	550,000	541,565
4.50%, 01/01/2043 (Callable 01/01/2033)	450,000	455,584
4.25%, 01/01/2049 (Callable 01/01/2028)	140,000	141,281
6.50%, 07/01/2054 (Callable 07/01/2033)	655,000	712,037
Minnesota Municipal Gas Agency, 5.00%, 09/01/2035 (Callable 06/01/2035)	2,500,000	2,608,736
Northern Municipal Power Agency
5.00%, 01/01/2039 (Callable 01/01/2031)	125,000	131,735
5.00%, 01/01/2040 (Callable 01/01/2031)	100,000	105,119
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	1,000,000	1,002,725
		9,628,492
Mississippi - 1.0%
City of Gulfport MS, 5.00%, 07/01/2026	100,000	100,000
City of Starkville MS Water & Sewer System Revenue
4.00%, 02/01/2038 (Callable 02/01/2033)	390,000	398,785

The accompanying notes are an integral part of these financial statements.

360

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
4.00%, 02/01/2039 (Callable 02/01/2033)	$405,000	$412,424
4.00%, 02/01/2040 (Callable 02/01/2033)	350,000	353,390
County of Hinds MS
4.00%, 08/01/2029 (Callable 08/01/2027)	35,000	34,971
4.00%, 11/01/2034 (Callable 08/01/2026)	100,000	96,885
4.63%, 09/01/2054 (Callable 09/01/2029)(c)	500,000	481,625
County of Madison MS, 4.00%, 09/01/2029	370,000	381,289
Mississippi Development Bank
5.00%, 03/01/2030 (Callable 03/01/2027)	30,000	30,151
5.00%, 08/01/2030 (Callable 08/01/2029)	250,000	256,993
5.00%, 11/01/2030 (Callable 11/01/2027)	230,000	231,929
5.00%, 03/01/2031 (Callable 03/01/2027)	245,000	246,145
1.48%, 07/01/2031 (Callable 08/01/2026)(c)	864,000	791,281
5.00%, 08/01/2031 (Callable 08/01/2029)	290,000	297,568
5.00%, 03/01/2032 (Callable 03/01/2027)	50,000	50,213
4.00%, 11/01/2035 (Callable 11/01/2027)	55,000	52,385
5.00%, 03/01/2036	2,000,000	2,115,645
1.99%, 06/01/2042 (Callable 08/01/2026)	2,410,000	1,770,227
4.00%, 05/01/2044 (Callable 05/01/2033)	360,000	347,462
5.25%, 03/01/2045 (Callable 03/01/2028)	150,000	150,044
5.00%, 05/01/2052 (Callable 05/01/2034)	1,000,000	1,032,442
		9,631,854
Missouri - 4.3%
Boonville School District No R-1/MO, 5.00%, 03/01/2043 (Callable 03/01/2029)	1,600,000	1,658,547
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	1,000,000	1,000,632
City of Kansas City MO
0.00%, 02/01/2028(d)	65,000	61,282
0.00%, 02/01/2029(d)	785,000	711,109
5.00%, 02/01/2040 (Callable 02/01/2035)	400,000	448,181
5.00%, 02/01/2041 (Callable 02/01/2035)	600,000	666,970

	Par	Value
5.00%, 02/01/2042 (Callable 02/01/2035)	$700,000	$773,446
City of Poplar Bluff MO, 4.50%, 11/01/2035 (Callable 11/01/2034)	2,000,000	2,008,004
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	300,000	312,550
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2039 (Callable 04/01/2033)	600,000	653,092
County of Phelps MO, 6.00%, 12/01/2055 (Callable 12/01/2035)	500,000	533,099
Health & Educational Facilities Authority of the State of Missouri
5.00%, 05/01/2032	500,000	526,707
5.00%, 11/15/2032 (Callable 08/15/2032)	1,200,000	1,318,826
5.00%, 11/15/2033 (Callable 11/15/2030)	360,000	387,748
5.00%, 11/15/2035 (Callable 05/15/2029)	785,000	816,724
5.00%, 06/01/2052	2,500,000	2,669,439
Industrial Development Authority of the City of St Louis Missouri, 3.15%, 04/01/2046 (Callable 07/01/2027)(a)	915,000	917,263
Jefferson City School District/MO, 5.50%, 03/01/2044 (Callable 03/01/2033)	1,300,000	1,430,184
Jefferson County School District No R-VI Festus, 5.00%, 04/01/2051 (Callable 04/01/2033)	1,000,000	1,025,253
Johnson County School District No R-VIII Knob Noster, 5.25%, 04/01/2051 (Callable 04/01/2033)	2,000,000	2,085,170
Kansas City Industrial Development Authority, 5.00%, 03/01/2031 (Callable 03/01/2030)(b)	1,000,000	1,059,581
Metropolitan St Louis Sewer District, 5.00%, 05/01/2042 (Callable 05/01/2027)	500,000	506,124
Missouri Development Finance Board, 5.50%, 12/01/2050 (Callable 12/01/2033)	1,050,000	1,123,716
Missouri Housing Development Commission
3.88%, 05/01/2050 (Callable 05/01/2029)	320,000	321,636
6.00%, 05/01/2055 (Callable 05/01/2033)	490,000	540,542
5.75%, 05/01/2056 (Callable 05/01/2033)	925,000	1,003,317
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2034	870,000	990,763

The accompanying notes are an integral part of these financial statements.

361

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
Monarch-Chesterfield Levee District, 4.13%, 03/01/2044 (Callable 03/01/2034)	$1,000,000	$998,260
Ozark Reorg School District No R-6/MO, 6.00%, 03/01/2042 (Callable 09/01/2032)	2,200,000	2,505,064
Pettis County School District No 200 Sedalia, 5.00%, 04/15/2046 (Callable 04/15/2030)	1,575,000	1,622,334
Platte County R-III School District, 6.25%, 03/01/2044 (Callable 03/01/2035)	1,675,000	1,956,374
St Clair Fire Protection District
5.00%, 03/01/2040 (Callable 03/01/2034)	500,000	546,720
5.00%, 03/01/2042 (Callable 03/01/2034)	705,000	765,208
St Louis Land Clearance for Redevelopment Authority, 5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,009,032
St Louis Municipal Finance Corp., 5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,035,409
Troy Reorganized School District No 3 Lincoln County
5.00%, 03/01/2039 (Callable 03/01/2031)	2,000,000	2,133,172
5.00%, 03/01/2040 (Callable 03/01/2031)	250,000	265,870
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	500,000	519,716
Warren County School District No R-III, 5.00%, 03/01/2044 (Callable 03/01/2030)	1,075,000	1,102,011
Wright City R-II School District, 6.00%, 03/01/2042 (Callable 09/01/2032)	1,000,000	1,139,261
		41,148,336
Montana - 0.4%
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,000,000	1,015,304
County of Gallatin MT
5.00%, 07/01/2037 (Callable 07/01/2033)	5,000	5,326
5.00%, 07/01/2041 (Callable 07/01/2033)	50,000	52,366
Missoula County Elementary School District No 1, 4.00%, 07/01/2034 (Callable 07/01/2027)	40,000	39,171
Montana Board of Housing, 6.00%, 12/01/2054 (Callable 06/01/2033)	1,280,000	1,379,088

	Par	Value
Montana Facility Finance Authority
5.00%, 07/01/2033 (Callable 07/01/2028)	$500,000	$517,060
5.00%, 06/01/2035 (Callable 06/01/2028)	1,000,000	1,028,715
		4,037,030
Nebraska - 0.3%
Beatrice Area Solid Waste Agency, 4.63%, 03/15/2050 (Callable 03/05/2033)	750,000	741,744
Central Plains Energy Project
5.00%, 05/01/2053 (Callable 07/01/2029)(a)	1,165,000	1,219,999
5.00%, 05/01/2054 (Callable 08/01/2029)(a)	750,000	786,518
		2,748,261
Nevada - 0.2%
Carson City NV, 5.00%, 09/01/2031 (Callable 09/01/2027)	495,000	502,557
County of Washoe NV, 4.13%, 03/01/2036(a)(b)	500,000	508,861
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)	1,000,000	1,204,062
		2,215,480
New Hampshire - 1.3%
New Hampshire Business Finance Authority
4.50%, 10/01/2033	1,000,000	1,041,694
4.38%, 09/20/2036	1,892,447	1,926,917
4.95%, 02/20/2041(a)	995,399	1,034,323
4.22%, 11/20/2042(a)	3,469,096	3,399,923
4.42%, 02/20/2043 (Callable 04/01/2035)	1,500,000	1,526,040
4.13%, 04/20/2043 (Callable 03/01/2035)(a)	749,418	733,053
5.25%, 06/01/2045 (Callable 06/01/2035)	1,000,000	1,072,235
5.75%, 04/01/2050 (Callable 04/01/2033)(b)	500,000	517,956
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2035 (Callable 10/01/2027)	450,000	458,777
5.50%, 06/01/2036 (Callable 07/22/2026)	500,000	500,512
		12,211,430
New Jersey - 0.7%
New Jersey Higher Education Student Assistance Authority
4.50%, 12/01/2045 (Callable 12/01/2035)(b)	2,500,000	2,537,279
4.25%, 12/01/2046 (Callable 12/01/2036)(b)	2,250,000	2,265,260

The accompanying notes are an integral part of these financial statements.

362

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Jersey - (Continued)
New Jersey Housing & Mortgage Finance Agency, 5.00%, 10/01/2063	$489,134	$510,711
Newark Parking Authority
5.25%, 02/01/2043 (Callable 02/01/2033)	200,000	209,570
5.50%, 02/01/2051 (Callable 02/01/2033)	340,000	350,513
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 08/01/2026)	250,000	244,199
Township of West Orange/NJ
2.00%, 08/01/2029	75,000	72,251
4.00%, 01/15/2034 (Callable 01/15/2030)	25,000	25,404
2.00%, 07/15/2034 (Callable 07/15/2028)	25,000	21,472
4.00%, 02/01/2036 (Callable 02/01/2031)	130,000	131,376
4.13%, 02/01/2037 (Callable 02/01/2031)	15,000	15,183
		6,383,218
New Mexico - 0.2%
New Mexico Hospital Equipment Loan Council, 4.00%, 08/01/2035 (Callable 11/01/2027)	1,995,000	1,996,598
New York - 3.6%
Albany County Capital Resource Corp., 3.10%, 07/01/2030	100,000	97,595
Build NYC Resource Corp.
4.00%, 12/01/2031 (Callable 12/01/2029)(c)	300,000	294,985
5.50%, 12/01/2056 (Callable 12/01/2035)	1,000,000	1,060,405
City of Mount Vernon NY, 5.00%, 05/28/2027(c)	1,000,000	1,005,561
City of New York NY, 5.25%, 10/01/2043 (Callable 10/01/2032)	1,000,000	1,082,886
County of Montgomery NY
4.00%, 08/01/2030	270,000	278,107
4.00%, 07/15/2033	140,000	142,487
4.00%, 08/01/2033 (Callable 08/01/2031)	195,000	197,979
4.00%, 08/01/2034 (Callable 08/01/2031)	70,000	70,474
Empire State Development Corp., 5.00%, 03/15/2034 (Callable 09/15/2027)	1,500,000	1,538,093
Huntington Local Development Corp., 4.00%, 07/01/2027	100,000	99,131
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	978,945	1,036,365

	Par	Value
New York City Housing Development Corp.
2.55%, 11/01/2045 (Callable 02/01/2029)	$1,000,000	$731,982
3.95%, 11/01/2064 (Callable 07/01/2028)(a)	2,000,000	2,035,168
3.15%, 05/01/2066 (Callable 05/01/2029)(a)	2,000,000	2,008,535
New York City Municipal Water Finance Authority, 5.00%, 06/15/2037 (Callable 06/15/2027)	1,500,000	1,529,148
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/2045 (Callable 07/15/2028)	1,000,000	1,027,640
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2034 (Callable 05/01/2028)	1,000,000	1,036,370
5.00%, 05/01/2035 (Callable 05/01/2028)	1,000,000	1,034,984
5.00%, 11/01/2036 (Callable 11/01/2029)	1,000,000	1,059,972
5.00%, 05/01/2040 (Callable 11/01/2034)	1,980,000	2,183,419
New York State Dormitory Authority
2.13%, 07/01/2036 (Callable 07/01/2031)	900,000	749,175
5.00%, 03/15/2043 (Callable 03/15/2029)	250,000	259,542
5.25%, 10/01/2044 (Callable 10/01/2034)	1,000,000	1,091,590
5.50%, 07/01/2050 (Callable 07/01/2035)	750,000	815,616
New York State Environmental Facilities Corp., 5.13%, 09/01/2050 (Callable 06/05/2030)(a)(b)(c)	500,000	527,585
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 07/22/2026)(a)	915,000	915,408
New York Transportation Development Corp.
5.00%, 10/01/2040 (Callable 10/01/2030)(b)	1,875,000	1,930,355
6.00%, 06/30/2045 (Callable 06/30/2034)(b)	1,500,000	1,678,917
Onondaga Civic Development Corp.
4.13%, 10/01/2035 (Callable 08/01/2026)	420,000	367,122
5.00%, 10/01/2040 (Callable 08/01/2026)	525,000	467,815
Port Authority of New York & New Jersey, 5.00%, 11/15/2034 (Callable 11/15/2026)(b)	1,000,000	1,007,256
Saratoga County Capital Resource Corp., 5.00%, 07/01/2038 (Callable 07/01/2035)	700,000	793,890

The accompanying notes are an integral part of these financial statements.

363

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
Schenectady County Capital Resource Corp., 5.25%, 07/01/2052 (Callable 07/01/2032)	$350,000	$361,825
Town of Ramapo NY, 3.75%, 03/01/2030 (Callable 07/22/2026)	50,000	49,035
Town of Watertown NY, 4.75%, 04/08/2027	2,365,000	2,381,279
Triborough Bridge & Tunnel Authority, 4.50%, 05/15/2047 (Callable 11/15/2032)	500,000	502,974
Ulster County Capital Resource Corp., 5.88%, 09/15/2059 (Callable 09/15/2032)(c)	1,000,000	1,016,122
		34,466,792
North Carolina - 0.8%
City of Asheville NC
5.00%, 04/01/2038 (Callable 04/01/2035)	575,000	652,321
5.00%, 04/01/2044 (Callable 04/01/2035)	515,000	566,202
City of Charlotte NC Airport Revenue, 5.00%, 07/01/2047 (Callable 07/01/2027)(b)	600,000	602,010
City of Raleigh NC
5.00%, 04/01/2043 (Callable 04/01/2035)	500,000	557,681
5.00%, 04/01/2044 (Callable 04/01/2035)	500,000	553,658
Durham Housing Authority, 3.20%, 01/01/2044 (Callable 07/01/2028)(a)	800,000	803,909
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,000,000	1,041,384
Greater Asheville Regional Airport Authority
5.25%, 07/01/2038 (Callable 07/01/2032)(b)	350,000	379,564
5.25%, 07/01/2043 (Callable 07/01/2033)(b)	1,000,000	1,075,225
5.50%, 07/01/2047 (Callable 07/01/2032)(b)	500,000	528,640
North Carolina Housing Finance Agency
2.63%, 07/01/2039 (Callable 07/01/2028)	355,000	309,328
2.85%, 07/01/2040 (Callable 07/01/2029)	460,000	402,008
		7,471,930
North Dakota - 0.4%
City of Horace ND
5.00%, 05/01/2048 (Callable 05/01/2031)	500,000	502,105

	Par	Value
6.00%, 05/01/2049 (Callable 05/01/2032)	$500,000	$511,347
4.90%, 05/01/2051 (Callable 05/01/2033)	1,000,000	1,000,002
City of Mayville ND, 5.00%, 05/01/2044 (Callable 05/01/2031)	1,000,000	1,003,302
North Dakota Housing Finance Agency, 5.75%, 01/01/2054 (Callable 07/01/2032)	840,000	889,470
		3,906,226
Ohio - 4.6%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2031 (Callable 11/15/2030)	100,000	109,228
Bedford City School District, 5.50%, 12/01/2044 (Callable 06/01/2032)	3,250,000	3,526,774
Brooklyn City School District, 5.00%, 12/01/2038 (Callable 06/01/2027)	1,500,000	1,515,576
Cleveland Municipal School District
5.00%, 12/01/2042 (Callable 06/01/2035)	700,000	755,317
5.00%, 12/01/2043 (Callable 06/01/2035)	750,000	806,346
Cleveland-Cuyahoga County Port Authority, 5.50%, 08/01/2052 (Callable 08/01/2032)	350,000	360,172
Columbus Regional Airport Authority, 5.00%, 01/01/2036 (Callable 01/01/2035)(b)	1,500,000	1,650,761
Columbus-Franklin County Finance Authority
3.19%, 06/01/2044 (Callable 11/01/2028)(a)	2,000,000	2,009,158
5.25%, 05/15/2045 (Callable 05/15/2035)	660,000	702,567
County of Fayette OH, 5.25%, 12/01/2049 (Callable 12/01/2034)	1,500,000	1,587,065
County of Montgomery OH, 3.00%, 08/01/2034 (Callable 02/01/2031)	100,000	95,487
County of Ross OH, 5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,024,321
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)	675,000	699,181
EHOVE Joint Vocational School District, 5.50%, 12/01/2050 (Callable 06/01/2032)	1,800,000	1,899,266
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	430,000	379,166
Licking Heights Local School District, 5.50%, 10/01/2059 (Callable 10/01/2031)	1,000,000	1,048,644

The accompanying notes are an integral part of these financial statements.

364

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
Margaretta Local School District, 5.50%, 10/01/2050 (Callable 10/01/2032)	$1,600,000	$1,676,913
Medina City School District
4.00%, 12/01/2028 (Callable 08/01/2026)	10,000	10,005
4.00%, 12/01/2029 (Callable 08/01/2026)	30,000	30,010
Ohio Air Quality Development Authority, 4.00%, 09/01/2030(a)	520,000	523,611
Ohio Higher Educational Facility Commission, 5.00%, 05/01/2032 (Callable 08/01/2026)	1,000,000	999,986
Ohio Housing Finance Agency
4.70%, 01/01/2043	1,000,000	1,034,908
2.90%, 09/01/2045 (Callable 03/01/2029)	800,000	656,036
3.20%, 01/01/2046 (Callable 04/01/2028)(a)	500,000	502,495
6.25%, 01/01/2046 (Callable 07/01/2031)(c)	2,000,000	2,063,642
Ohio Turnpike & Infrastructure Commission, 5.70%, 02/15/2034 (Callable 02/15/2031)	95,000	106,326
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 12/01/2036 (Callable 12/01/2029)	3,000,000	3,185,137
Patrick Henry Local School District, 2.88%, 12/01/2036 (Callable 12/01/2026)	895,000	775,719
Port of Greater Cincinnati Development Authority
5.25%, 12/01/2058 (Callable 06/01/2034)	500,000	525,432
5.75%, 03/01/2059 (Callable 03/01/2036)(c)	1,500,000	1,503,344
5.25%, 12/01/2063 (Callable 06/01/2034)	900,000	943,942
Shaker Heights City School District
5.00%, 12/15/2040 (Callable 06/15/2034)	500,000	551,924
5.00%, 12/15/2041 (Callable 06/15/2034)	450,000	493,271
South Euclid-Lyndhurst City School District, 5.50%, 12/01/2051 (Callable 06/01/2031)	750,000	780,996
Summit County Development Finance Authority
5.00%, 05/15/2045 (Callable 05/15/2035)	1,890,000	2,017,577
5.75%, 12/01/2053 (Callable 12/01/2033)	250,000	265,801
5.25%, 07/01/2055 (Callable 07/01/2035)	3,000,000	3,099,158

	Par	Value
Tolles Career & Technical Center, 5.00%, 12/01/2042 (Callable 12/01/2031)	$1,820,000	$1,942,933
Township of Delhi OH, 2.38%, 12/01/2041 (Callable 12/01/2031)	100,000	72,019
University of Akron
5.00%, 01/01/2036 (Callable 07/01/2026)	395,000	395,000
5.00%, 01/01/2036 (Callable 08/01/2026)	605,000	605,677
Warren County Port Authority, 5.00%, 12/01/2038 (Callable 12/01/2035)	1,500,000	1,553,240
		44,484,131
Oklahoma - 2.1%
Bryan County School Finance Authority
5.00%, 12/01/2040 (Callable 12/01/2036)	1,170,000	1,261,567
5.00%, 12/01/2041 (Callable 12/01/2036)	1,235,000	1,320,398
5.00%, 12/01/2042 (Callable 12/01/2036)	1,295,000	1,377,148
Caddo County Educational Facilities Authority, 5.00%, 09/01/2033	1,000,000	1,073,438
Choctaw Utilities Authority
4.00%, 03/01/2032 (Callable 03/01/2030)	250,000	247,503
4.13%, 03/01/2033 (Callable 03/01/2030)	260,000	258,059
4.25%, 03/01/2034 (Callable 03/01/2030)	270,000	268,372
4.38%, 03/01/2035 (Callable 03/01/2030)	280,000	279,072
4.50%, 03/01/2036 (Callable 03/01/2030)	300,000	298,971
4.75%, 03/01/2041 (Callable 03/01/2030)	410,000	405,597
Garvin County Educational Facilities Authority, 4.63%, 09/01/2040 (Callable 09/01/2036)	1,000,000	989,397
Grady County School Finance Authority, 5.00%, 12/01/2043 (Callable 12/01/2035)	400,000	418,013
Lawton Industrial Development Authority, 5.25%, 07/01/2055 (Callable 07/01/2034)	510,000	534,158
Mcintosh County Educational Facilities Authority, 5.00%, 09/01/2041 (Callable 09/01/2035)	800,000	828,254
Muskogee Industrial Trust
4.00%, 09/01/2032 (Callable 09/01/2029)	250,000	251,582
4.00%, 09/01/2033 (Callable 09/01/2029)	500,000	501,753
Nowata County Educational Facilities Authority
5.00%, 09/01/2034	465,000	501,358

The accompanying notes are an integral part of these financial statements.

365

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
5.00%, 09/01/2035	$505,000	$544,211
5.00%, 09/01/2038 (Callable 09/01/2035)	1,260,000	1,332,685
Oklahoma Capitol Improvement Authority, 5.00%, 07/01/2045 (Callable 07/01/2035)	1,000,000	1,084,454
Oklahoma County Finance Authority, 5.00%, 10/01/2045 (Callable 10/01/2034)	1,000,000	1,060,289
Oklahoma Municipal Power Authority, 5.25%, 01/01/2051 (Callable 01/01/2036)	750,000	810,805
Oklahoma Turnpike Authority
5.00%, 01/01/2039 (Callable 01/01/2036)	250,000	283,183
5.50%, 01/01/2053 (Callable 01/01/2032)	1,000,000	1,067,142
Oklahoma Water Resources Board, 5.00%, 10/01/2051 (Callable 10/01/2032)	1,750,000	1,825,631
Ottawa County Educational Facilities Authority, 5.00%, 09/01/2036	1,445,000	1,558,596
		20,381,636
Oregon - 1.4%
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 08/01/2026)	750,000	750,852
City of Redmond OR, 5.50%, 06/01/2052 (Callable 06/01/2035)(b)	1,000,000	1,058,492
Coos County School District No 9 Coos Bay, 5.00%, 06/15/2043 (Callable 06/15/2028)	1,000,000	1,028,971
Klamath County School District, 4.00%, 06/15/2037 (Callable 06/15/2027)	20,000	20,062
Oregon Coast Community College District
5.00%, 06/15/2044 (Callable 06/15/2034)	350,000	382,018
5.00%, 06/15/2045 (Callable 06/15/2034)	425,000	459,987
Oregon State Facilities Authority, 5.00%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,000,362
Oregon State Lottery, 5.25%, 04/01/2044 (Callable 04/01/2035)	2,000,000	2,238,843
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 07/22/2026)(c)	2,300,000	2,300,340
Port of Portland OR Airport Revenue
5.00%, 07/01/2029 (Callable 01/01/2027)(b)	1,000,000	1,010,233
5.00%, 07/01/2036 (Callable 07/01/2030)(b)	1,000,000	1,057,091

	Par	Value
Salem Hospital Facility Authority
5.00%, 05/15/2034 (Callable 05/15/2029)	$50,000	$52,379
5.00%, 05/15/2035 (Callable 05/15/2029)	915,000	957,160
State of Oregon
5.25%, 05/01/2042 (Callable 05/01/2035)	500,000	569,452
5.25%, 05/01/2043 (Callable 05/01/2035)	300,000	340,383
5.25%, 05/01/2044 (Callable 05/01/2035)	275,000	308,842
5.25%, 05/01/2045 (Callable 05/01/2035)	250,000	278,455
		13,813,922
Pennsylvania - 4.7%
Bucks County Industrial Development Authority, 5.00%, 07/01/2039 (Callable 07/01/2031)	1,950,000	2,026,071
Burrell School District, 5.00%, 11/15/2039 (Callable 11/15/2033)	1,000,000	1,089,518
Chester County Industrial Development Authority, 5.00%, 08/01/2035 (Callable 08/01/2026)	150,000	150,026
City of Hazleton PA, 5.00%, 09/15/2045 (Callable 09/15/2030)	2,675,000	2,722,657
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2031 (Callable 07/01/2027)(b)	750,000	764,350
5.00%, 07/01/2032 (Callable 07/01/2027)(b)	750,000	763,871
City of Philadelphia PA Water & Wastewater Revenue
5.50%, 09/01/2053 (Callable 09/01/2033)	2,000,000	2,149,719
5.25%, 09/01/2054 (Callable 09/01/2034)	1,000,000	1,055,850
Colonial School District, 5.00%, 02/15/2044 (Callable 02/15/2027)	2,900,000	2,931,217
Delaware County Regional Water Quality Control Authority, 5.00%, 11/01/2041 (Callable 11/01/2026)	750,000	751,907
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	1,000,000	903,234
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 08/01/2026)	400,000	400,256
Easton Area School District, 3.00%, 04/01/2033 (Callable 10/01/2029)	120,000	112,266

The accompanying notes are an integral part of these financial statements.

366

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Geisinger Authority, 5.00%, 02/15/2045 (Callable 02/15/2027)	$1,000,000	$1,007,216
Hatboro-Horsham School District, 5.00%, 09/15/2045 (Callable 09/15/2032)	2,390,000	2,546,685
Health Care Facilities Authority of Sayre, 3.28% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 08/01/2026)	425,000	423,476
Hempfield School District, 2.00%, 04/15/2030 (Callable 04/15/2027)	150,000	141,890
Highlands School District, 5.00%, 04/15/2032	610,000	662,337
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2040 (Callable 11/01/2029)	275,000	284,968
Mckeesport Area School District, 0.00%, 10/01/2033(d)	425,000	316,228
Palmerton Area School District, 5.00%, 08/15/2043 (Callable 08/15/2031)	460,000	483,688
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 08/01/2026)(b)	1,000,000	1,001,107
5.00%, 12/15/2039 (Callable 06/15/2031)	1,240,000	1,298,500
5.00%, 06/30/2042 (Callable 08/01/2026)(b)	425,000	425,073
5.00%, 03/15/2060 (Callable 09/15/2031)(a)	1,000,000	1,084,690
Pennsylvania Economic Development Financing Authority Parking System Revenue, 0.00%, 01/01/2039(d)	140,000	82,039
Pennsylvania Higher Education Assistance Agency
4.00%, 06/01/2044 (Callable 06/01/2032)(b)	2,015,000	1,986,101
4.13%, 06/01/2045 (Callable 06/01/2033)(b)	680,000	665,568
Pennsylvania Higher Educational Facilities Authority, 5.00%, 07/01/2035 (Callable 08/01/2026)	150,000	146,272
Pennsylvania Housing Finance Agency
4.90%, 06/01/2041	1,000,000	1,029,827
4.60%, 11/01/2042	1,000,000	1,024,891
Pennsylvania Turnpike Commission
5.13%, 12/01/2039 (Callable 06/01/2029)	50,000	52,393
5.13%, 12/01/2040 (Callable 06/01/2029)	125,000	130,308
0.00%, 12/01/2041(d)	210,000	107,043
0.00%, 12/01/2041 (Callable 12/01/2035)(d)	1,740,000	1,741,631

	Par	Value
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, 12/01/2044 (Callable 12/01/2028)	$1,200,000	$1,248,113
Philadelphia Authority for Industrial Development
5.00%, 06/15/2032 (Callable 06/15/2030)	380,000	392,155
5.25%, 11/01/2052 (Callable 11/01/2032)	250,000	257,658
Reading School District, 5.00%, 03/01/2037 (Callable 03/01/2027)	1,500,000	1,514,080
Ridley School District, 5.00%, 11/15/2050 (Callable 05/15/2032)	1,500,000	1,519,627
State Public School Building Authority
5.00%, 12/01/2029 (Callable 12/01/2026)	925,000	933,717
0.00%, 05/15/2030(d)	200,000	175,985
5.00%, 06/01/2032 (Callable 12/01/2026)	1,500,000	1,513,133
5.00%, 06/01/2033 (Callable 12/01/2026)	1,500,000	1,513,259
5.00%, 06/15/2041 (Callable 06/15/2036)	330,000	360,029
5.00%, 06/15/2042 (Callable 06/15/2036)	410,000	445,718
5.00%, 06/15/2043 (Callable 06/15/2036)	625,000	677,264
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	500,000	517,621
Upper Darby School District/PA, 5.00%, 04/01/2055 (Callable 04/01/2031)	550,000	560,088
West Cornwall Township Municipal Authority, 4.00%, 11/15/2037 (Callable 11/15/2033)	950,000	945,027
		45,036,347
Rhode Island - 0.4%
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 08/01/2026)	410,000	410,271
Rhode Island Health and Educational Building Corp.
5.00%, 07/01/2065 (Callable 07/01/2035)	2,000,000	2,009,301
5.63%, 07/01/2065 (Callable 07/01/2035)	600,000	616,608
Rhode Island Student Loan Authority, 5.00%, 12/01/2032(b)	1,000,000	1,079,871
		4,116,051
South Carolina - 1.5%
Charleston County Airport District, 5.00%, 07/01/2043 (Callable 07/01/2029)	2,000,000	2,075,667

The accompanying notes are an integral part of these financial statements.

367

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - (Continued)
Charleston Housing Authority/SC, 5.00%, 09/01/2035 (Callable 09/01/2032)	$1,500,000	$1,587,756
Greater Greenville Sanitation District, 4.25%, 03/01/2055 (Callable 03/01/2035)	1,000,000	971,159
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)	1,000,000	1,052,476
Medical University Hospital Authority, 5.50%, 11/15/2050 (Callable 11/15/2032)	1,000,000	1,062,935
South Carolina Jobs-Economic Development Authority
4.00%, 08/15/2030 (Callable 08/15/2026)	140,000	140,027
4.00%, 03/15/2032 (Callable 03/15/2031)	75,000	69,440
5.25%, 08/15/2033 (Callable 08/15/2026)	150,000	150,248
3.00%, 03/15/2038 (Callable 03/15/2031)	235,000	170,490
2.50%, 03/15/2051 (Callable 03/15/2031)	2,085,000	1,042,843
South Carolina Ports Authority, 5.00%, 07/01/2036 (Callable 07/01/2028)(b)	1,455,000	1,490,793
South Carolina Public Service Authority
5.00%, 12/01/2032 (Callable 07/22/2026)	675,000	675,810
5.50%, 12/01/2054 (Callable 12/01/2034)	1,500,000	1,602,582
South Carolina Transportation Infrastructure Bank, 5.00%, 10/01/2036 (Callable 10/01/2027)	1,205,000	1,234,066
Spartanburg County School District No 4/SC, 5.25%, 03/01/2052 (Callable 03/01/2032)	1,000,000	1,049,213
		14,375,505
South Dakota - 0.7%
City of Rapid City SD Airport Revenue
5.00%, 12/01/2026	220,000	220,985
4.00%, 12/01/2035 (Callable 12/01/2029)	125,000	122,689
South Dakota Health & Educational Facilities Authority
4.00%, 11/01/2034 (Callable 08/01/2026)	580,000	580,658
5.00%, 11/01/2051 (Callable 11/01/2031)(a)	1,000,000	1,089,733
South Dakota Housing Development Authority
2.05%, 11/01/2041 (Callable 05/01/2030)	2,000,000	1,532,538

	Par	Value
6.25%, 05/01/2056 (Callable 11/01/2033)	$2,495,000	$2,817,029
		6,363,632
Tennessee - 2.4%
Chattanooga Health Educational & Housing Facility Board
5.00%, 08/01/2033 (Callable 08/01/2029)	250,000	262,268
3.25%, 08/01/2044 (Callable 08/01/2029)	870,000	750,090
City of Memphis TN Memphis Light Gas & Water Division Electric System Revenue, 4.25%, 12/01/2044 (Callable 12/01/2035)	2,000,000	2,042,004
Counties of Loudon & Monroe Water & Sewer Revenue, 5.00%, 07/01/2043 (Callable 07/01/2036)	1,500,000	1,643,368
Hamilton County & Chattanooga Sports Authority, 6.00%, 12/01/2055 (Callable 12/01/2034)	1,000,000	1,123,727
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2039 (Callable 07/01/2036)	3,000,000	3,333,982
5.00%, 07/01/2040 (Callable 07/01/2026)	1,475,000	1,475,000
5.25%, 05/01/2048 (Callable 05/01/2033)	700,000	729,814
Metropolitan Government Nashville & Davidson County Industrial Development Board, 3.15%, 07/01/2044 (Callable 01/01/2029)(a)	1,000,000	1,003,667
Metropolitan Government Nashville & Davidson County Sports Authority, 5.00%, 07/01/2037 (Callable 01/01/2034)	500,000	557,928
New Memphis Arena Public Building Authority, 4.00%, 04/01/2030	480,000	499,843
Rutherford County Health & Educational Facilities Board
5.00%, 11/15/2048 (Callable 11/15/2029)(a)	1,250,000	1,347,097
5.00%, 07/01/2050 (Callable 07/01/2035)	2,000,000	2,031,450
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2035 (Callable 05/01/2027)	875,000	883,030
5.00%, 06/01/2035	1,000,000	1,106,240
Tennergy Corp./TN, 5.50%, 10/01/2053 (Callable 09/01/2030)(a)	400,000	426,282
Tennessee Energy Acquisition Corp.
5.00%, 11/01/2034 (Callable 08/01/2034)	2,240,000	2,393,579

The accompanying notes are an integral part of these financial statements.

368

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
5.00%, 12/01/2035 (Callable 09/01/2035)	$1,300,000	$1,374,588
Tennessee Housing Development Agency, 3.85%, 07/01/2043 (Callable 07/01/2027)	220,000	212,544
		23,196,501
Texas - 11.9%
Argyle Independent School District, 5.25%, 08/15/2041 (Callable 08/15/2035)	885,000	996,830
Arlington Higher Education Finance Corp.
4.00%, 08/15/2036 (Callable 08/15/2031)	440,000	445,579
3.00%, 08/15/2041 (Callable 08/15/2031)	2,000,000	1,649,302
2.13%, 08/15/2045 (Callable 08/15/2030)	750,000	514,322
2.25%, 08/15/2046 (Callable 08/15/2031)	1,500,000	1,009,542
Aubrey Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2035)	645,000	709,862
Austin Independent School District, 5.00%, 08/01/2048 (Callable 02/01/2029)	1,500,000	1,532,107
Austin-Bergstrom Landhost Enterprises, Inc., 5.00%, 10/01/2035 (Callable 10/01/2027)	100,000	101,324
Bells Independent School District, 5.00%, 02/15/2041 (Callable 08/15/2033)	690,000	748,685
Brazoria County Toll Road Authority, 4.00%, 03/01/2038 (Callable 03/01/2030)	130,000	131,568
Brazos Higher Education Authority, Inc., 2.35%, 04/01/2040 (Callable 04/01/2030)(b)	5,000	4,974
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)	400,000	400,363
Cedar Port Navigation & Improvement District, 2.38%, 09/01/2041 (Callable 08/01/2026)	1,000,000	738,347
City of Austin TX Airport System Revenue
5.00%, 11/15/2034 (Callable 11/15/2026)(b)	1,000,000	1,005,742
5.00%, 11/15/2041 (Callable 11/15/2026)(b)	500,000	501,544
City of Fort Worth TX, 5.50%, 03/01/2043 (Callable 03/01/2035)	1,250,000	1,408,544
City of Godley TX, 5.00%, 08/15/2036 (Callable 08/15/2034)	1,560,000	1,715,618

	Par	Value
City of Greenville TX Electric System Revenue, 5.25%, 02/15/2049 (Callable 08/15/2032)	$1,000,000	$1,048,900
City of Kyle TX
5.00%, 08/15/2042 (Callable 08/15/2034)	725,000	781,368
5.00%, 08/15/2045 (Callable 08/15/2034)	500,000	530,143
City of Magnolia TX, 5.70%, 09/01/2046(c)	45,000	47,286
City of Mount Pleasant TX, 5.00%, 05/15/2042 (Callable 05/15/2034)	2,085,000	2,243,055
City of Red Oak TX
5.00%, 02/15/2038 (Callable 02/15/2035)	750,000	826,425
5.00%, 02/15/2039 (Callable 02/15/2035)	1,145,000	1,254,437
City of San Antonio TX Electric & Gas Systems Revenue, 3.00%, 02/01/2055(a)	1,000,000	995,023
City of Texas City TX, 5.00%, 02/15/2043 (Callable 02/15/2035)	3,000,000	3,203,486
Collin County Municipal Utility District No 2, 5.00%, 09/01/2038 (Callable 10/01/2029)	1,000,000	1,036,996
Community Independent School District/TX, 5.00%, 02/15/2055 (Callable 02/15/2035)	625,000	651,628
Conroe Independent School District, 5.00%, 02/15/2045 (Callable 02/15/2035)	1,500,000	1,625,182
Conroe Municipal Utility District No 1, 2.25%, 09/01/2035 (Callable 09/01/2027)	620,000	505,235
Dalhart Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2032)	1,000,000	1,073,825
Dallas Fort Worth International Airport, 5.00%, 11/01/2050 (Callable 08/01/2032)(a)(b)	2,100,000	2,288,391
Denton Independent School District, 4.00%, 08/15/2055(a)	1,000,000	1,038,954
EP Cimarron Ventanas PFC, 4.13%, 12/01/2039 (Callable 12/01/2034)	1,500,000	1,497,730
Far North Fort Worth Municipal Utility District No 1, 4.00%, 09/01/2037 (Callable 10/01/2029)	350,000	352,879
Forney Independent School District, 5.00%, 08/15/2048 (Callable 08/15/2032)	1,000,000	1,041,374
Fort Bend County Municipal Utility District No 142, 2.00%, 09/01/2037 (Callable 09/01/2026)	220,000	172,056
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	1,000,000	1,013,675

The accompanying notes are an integral part of these financial statements.

369

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040(a)	$484,522	$473,678
Fulshear Municipal Utility District No 3A
4.00%, 09/01/2038 (Callable 09/01/2030)	795,000	800,196
4.00%, 09/01/2039 (Callable 09/01/2030)	830,000	833,110
4.00%, 09/01/2039 (Callable 09/01/2030)	200,000	200,749
FW Chaparral PFC, 4.00%, 10/01/2035 (Callable 10/01/2032)	2,000,000	1,981,240
FW Skyline Public Facility Corp., 4.25%, 04/01/2039 (Callable 04/01/2036)	1,000,000	1,000,414
Galveston County Municipal Utility District No 36, 6.50%, 09/01/2034 (Callable 09/01/2031)	195,000	223,725
Grand Parkway Transportation Corp., 5.75%, 10/01/2044 (Callable 10/01/2028)	2,500,000	2,626,456
Harris County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2054 (Callable 02/15/2032)(a)	2,800,000	3,025,153
1.40%, 12/01/2060 (Callable 07/01/2026)(a)	1,000,000	1,000,000
Harris County Municipal Utility District No 285, 2.00%, 09/01/2033 (Callable 09/01/2026)	160,000	139,470
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 08/01/2026)	200,000	181,729
Huffman Independent School District, 5.25%, 02/15/2040 (Callable 02/15/2035)	620,000	693,734
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2046 (Callable 11/01/2030)	510,000	522,943
Kennedale Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2034)	1,000,000	1,090,244
Kerrville Public Utility Board Public Facility Corp., 5.25%, 04/15/2045 (Callable 04/15/2035)	3,905,000	4,240,444
La Feria Independent School District/TX, 5.25%, 02/15/2055 (Callable 02/15/2035)	2,000,000	2,126,663
Legacy Denton Public Facility Corp., 3.15%, 11/01/2043 (Callable 05/01/2028)(a)	2,000,000	2,004,494
Lower Colorado River Authority
5.00%, 05/15/2039 (Callable 05/15/2027)	1,000,000	1,013,038
5.50%, 05/15/2047 (Callable 05/15/2032)	2,000,000	2,140,867

	Par	Value
5.25%, 05/15/2048 (Callable 05/15/2033)	$2,180,000	$2,301,724
Matagorda County Navigation District No 1, 4.55%, 05/01/2030(b)	1,000,000	1,050,429
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	260,000	254,650
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	500,000	483,669
New Caney Independent School District, 4.00%, 02/15/2050(a)	500,000	506,963
New Hope Cultural Education Facilities Finance Corp., 4.63%, 10/01/2030 (Callable 10/01/2026)	500,000	494,873
North Texas Tollway Authority
0.00%, 01/01/2035(d)	600,000	450,005
0.00%, 01/01/2036(d)	335,000	240,391
0.00%, 01/01/2037(d)	1,050,000	718,551
0.00%, 01/01/2038(d)	2,000,000	1,303,131
5.25%, 01/01/2038 (Callable 01/01/2032)	1,000,000	1,098,257
Northeast Harris County Municipal Utility District No 1, 3.00%, 09/01/2050 (Callable 08/01/2026)	2,335,000	1,740,226
Northwest Harris County Municipal Utility District No 5/TX, 2.50%, 05/01/2028 (Callable 08/01/2026)	350,000	346,051
Port Arthur Housing Authority, 3.90%, 04/01/2036 (Callable 04/01/2035)	4,000,000	4,058,588
Rio Grande City Consolidated Independent School District, 3.00%, 08/15/2034 (Callable 08/15/2030)	250,000	241,386
San Angelo Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2035)	2,000,000	2,210,479
San Antonio Water System, 5.25%, 05/15/2052 (Callable 05/15/2032)	1,000,000	1,050,844
State of Texas, 5.00%, 08/01/2041 (Callable 08/01/2035)(b)	1,000,000	1,084,206
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2027 (Callable 11/15/2026)	510,000	512,719
5.00%, 07/01/2043 (Callable 01/01/2029)	1,500,000	1,544,378
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	250,000	246,938
Temple Independent School District/TX, 5.00%, 02/01/2047 (Callable 02/01/2036)	1,450,000	1,556,882

The accompanying notes are an integral part of these financial statements.

370

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Texas Department of Housing & Community Affairs, 3.75%, 09/01/2049 (Callable 09/01/2028)	$655,000	$578,670
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2031	2,000,000	2,114,959
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (Callable 07/01/2029)(a)	1,500,000	1,589,000
5.50%, 01/01/2054 (Callable 07/01/2033)(a)	500,000	546,586
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 04/01/2036 (Callable 01/01/2036)	2,500,000	2,644,197
5.00%, 01/01/2055 (Callable 07/01/2033)(a)	1,000,000	1,066,537
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026	20,000	20,292
Texas Municipal Gas Acquisition and Supply Corp. II, 3.50% (3 mo. Term SOFR + 1.05%), 09/15/2027	105,000	105,312
Texas Public Finance Authority
5.25%, 05/01/2041 (Callable 05/01/2033)	500,000	539,848
5.25%, 05/01/2042 (Callable 05/01/2033)	750,000	805,347
Texas State Affordable Housing Corp., 6.00%, 09/01/2054 (Callable 03/01/2034)	1,050,000	1,147,210
Texas State Technical College, 5.50%, 08/01/2042 (Callable 08/01/2032)	1,500,000	1,664,659
Texas State University System, 5.25%, 03/15/2054 (Callable 03/15/2034)	2,000,000	2,110,019
Texas Transportation Finance Corp.
5.25%, 10/01/2050 (Callable 10/01/2035)	2,000,000	2,152,497
5.50%, 10/01/2055 (Callable 10/01/2035)	2,500,000	2,722,719
Texas Water Development Board, 4.88%, 10/15/2048 (Callable 10/15/2033)	1,500,000	1,543,767
Trinity River Public Facility Corp., 5.00%, 06/01/2044 (Callable 06/01/2036)	2,000,000	2,083,621
University of Houston, 2.00%, 02/15/2032 (Callable 02/15/2030)	2,000,000	1,810,602
Venus Independent School District, 5.25%, 08/15/2039 (Callable 08/15/2035)	780,000	885,337

	Par	Value
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	$150,000	$156,180
5.00%, 12/01/2045 (Callable 12/01/2029)	200,000	204,501
6.25%, 12/01/2049 (Callable 12/01/2029)	375,000	385,726
Walsh Ranch Municipal Utility District, 2.00%, 08/01/2038 (Callable 08/01/2027)	325,000	249,433
Webb Consolidated Independent School District, 5.00%, 02/15/2037 (Callable 02/15/2035)	475,000	533,034
		114,316,041
Utah - 1.0%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2034 (Callable 07/01/2027)(b)	500,000	508,305
5.00%, 07/01/2036 (Callable 07/01/2027)(b)	1,650,000	1,674,775
5.00%, 07/01/2038 (Callable 07/01/2028)(b)	1,000,000	1,025,836
5.00%, 07/01/2042 (Callable 07/01/2027)(b)	500,000	505,016
5.25%, 07/01/2048 (Callable 07/01/2033)(b)	1,000,000	1,042,802
Downtown Daybreak Public Infrastructure District No 1, 5.88%, 03/01/2051 (Callable 03/01/2031)(c)	1,250,000	1,282,014
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2039 (Callable 06/01/2030)	1,100,000	1,168,412
Utah Charter School Finance Authority, 5.00%, 04/15/2045 (Callable 04/15/2035)	565,000	585,851
Utah Housing Corp.
3.50%, 08/21/2047	240,553	219,572
4.50%, 10/21/2052	1,249,130	1,226,452
6.00%, 12/21/2052	475,953	510,748
6.50%, 05/21/2053	291,919	308,756
		10,058,539
Vermont - 0.1%
Vermont Student Assistance Corp., 5.00%, 06/15/2030(b)	1,300,000	1,354,018
Virginia - 1.3%
Arlington County Industrial Development Authority, 5.00%, 07/01/2053 (Callable 07/01/2030)(a)	1,000,000	1,066,281
Fairfax County Redevelopment & Housing Authority, 5.00%, 10/01/2035 (Callable 10/01/2029)	1,500,000	1,581,347

The accompanying notes are an integral part of these financial statements.

371

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Virginia - (Continued)
Hampton Roads Transportation Accountability Commission, 5.00%, 07/01/2045 (Callable 07/01/2030)	$5,000,000	$5,268,200
Loudoun County Economic Development Authority, 3.00%, 12/01/2036 (Callable 12/01/2029)	475,000	450,855
Virginia Port Authority Commonwealth Port Fund, 5.25%, 07/01/2048 (Callable 07/01/2033)	1,000,000	1,067,312
Virginia Small Business Financing Authority
5.00%, 10/01/2030	125,000	132,970
5.00%, 01/01/2034 (Callable 07/01/2027)	1,525,000	1,594,850
5.00%, 06/15/2060 (Callable 03/15/2035)(a)	1,000,000	1,105,147
		12,266,962
Washington - 3.1%
City of Lynnwood WA, 4.75%, 12/01/2042 (Callable 12/01/2032)	435,000	459,284
City of Sumner WA Water & Sewer Revenue
5.00%, 12/01/2040 (Callable 06/01/2035)	200,000	221,393
5.00%, 12/01/2041 (Callable 06/01/2035)	190,000	209,653
5.00%, 12/01/2042 (Callable 06/01/2035)	220,000	241,601
5.00%, 12/01/2043 (Callable 06/01/2035)	215,000	235,084
5.00%, 12/01/2044 (Callable 06/01/2035)	250,000	271,360
5.00%, 12/01/2045 (Callable 06/01/2035)	250,000	269,047
5.00%, 12/01/2049 (Callable 06/01/2035)	1,700,000	1,790,865
County of Grant WA, 5.25%, 12/01/2050 (Callable 12/01/2034)	800,000	853,956
County of King WA
5.00%, 12/01/2043 (Callable 06/01/2035)	755,000	837,603
5.00%, 12/01/2044 (Callable 06/01/2035)	795,000	875,527
5.00%, 12/01/2045 (Callable 06/01/2035)	835,000	911,720
King County Housing Authority
4.00%, 11/01/2036 (Callable 11/01/2029)	600,000	605,865
5.38%, 07/01/2045 (Callable 07/01/2034)	1,500,000	1,600,970
King County Public Hospital District No 4, 7.00%, 12/01/2060 (Callable 12/01/2035)	1,825,000	1,865,584

	Par	Value
Pend Oreille County Public Utility District No 1 Box Canyon, 5.00%, 01/01/2038 (Callable 01/01/2029)	$150,000	$154,442
Port of Bellingham WA
5.00%, 12/01/2030(b)	230,000	245,499
5.00%, 12/01/2031(b)	600,000	646,811
Port of Seattle WA
5.25%, 05/01/2042 (Callable 05/01/2027)(b)	1,500,000	1,517,475
5.25%, 07/01/2042 (Callable 07/01/2034)(b)	1,500,000	1,634,032
Snohomish County Housing Authority
4.00%, 04/01/2033 (Callable 04/01/2031)	500,000	512,332
3.75%, 04/01/2036 (Callable 04/01/2033)	1,000,000	970,233
State of Washington
5.00%, 02/01/2043 (Callable 02/01/2030)	2,150,000	2,256,028
5.00%, 02/01/2045 (Callable 02/01/2033)	1,000,000	1,066,442
Vancouver Housing Authority
4.00%, 08/01/2034 (Callable 08/01/2031)	500,000	495,232
4.00%, 10/01/2034	385,000	390,053
4.25%, 02/01/2038 (Callable 02/01/2035)	1,000,000	1,015,847
Washington Health Care Facilities Authority
5.00%, 08/15/2037 (Callable 08/15/2027)	1,325,000	1,344,349
5.00%, 08/15/2037 (Callable 02/15/2028)	300,000	305,380
5.00%, 08/01/2049 (Callable 08/01/2029)	250,000	252,784
Washington State Housing Finance Commission
5.00%, 01/01/2035 (Callable 01/01/2029)	1,000,000	1,008,143
4.22%, 03/01/2050	2,238,211	2,200,721
5.25%, 07/01/2055 (Callable 07/01/2035)(c)	1,000,000	1,028,634
Whatcom County Public Utility District No 1, 5.25%, 12/01/2037 (Callable 12/01/2034)(b)	1,000,000	1,097,857
		29,391,806
Wisconsin - 4.7%
Beaver Dam Unified School District, 4.00%, 04/01/2043 (Callable 04/01/2033)	1,500,000	1,492,844
Boscobel Area School District, 5.00%, 03/01/2038 (Callable 03/01/2031)	735,000	779,684
City of Arcadia WI, 2.00%, 03/01/2027 (Callable 08/01/2026)	120,000	118,193

The accompanying notes are an integral part of these financial statements.

372

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
City of Wausau WI Sewer System Revenue, 2.75%, 05/01/2039 (Callable 05/01/2027)	$860,000	$725,682
County of Waushara WI, 4.50%, 06/01/2027 (Callable 08/01/2026)	500,000	500,522
Cudahy School District/WI
5.00%, 03/01/2042 (Callable 03/01/2033)	890,000	940,309
5.00%, 03/01/2043 (Callable 03/01/2033)	940,000	990,032
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	1,000,000	1,007,431
Elkhart Lake-Glenbeulah School District, 5.00%, 03/01/2039 (Callable 03/01/2034)	1,000,000	1,095,788
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	750,000	671,520
La Crosse School District, 4.00%, 03/01/2039 (Callable 03/01/2034)	500,000	504,786
Public Finance Authority
5.00%, 10/01/2028(c)	650,000	673,523
9.00%, 11/01/2028 (Callable 11/01/2027)(c)	175,000	184,004
3.25%, 01/01/2029	460,000	454,191
5.00%, 01/01/2031 (Callable 01/01/2030)	550,000	580,615
5.00%, 10/01/2034 (Callable 10/01/2029)(c)	935,000	973,696
5.00%, 01/01/2036 (Callable 01/01/2030)	500,000	521,106
9.00%, 07/01/2040 (Callable 07/01/2036)	1,000,000	1,053,273
4.48%, 12/05/2040(a)	3,500,000	3,518,939
4.13%, 01/20/2041(a)	998,867	968,905
5.00%, 10/01/2044 (Callable 04/01/2029)	125,000	127,312
5.00%, 06/15/2048 (Callable 08/01/2026)(c)	1,500,000	1,455,295
5.00%, 06/15/2049 (Callable 06/15/2029)	405,000	397,809
4.00%, 01/01/2055(c)	3,500,000	3,495,313
0.00%, 12/01/2055 (Callable 12/01/2033)(c)(d)	1,000,000	588,127
6.00%, 12/01/2055 (Callable 12/01/2033)(c)	1,550,000	1,563,038
6.45%, 04/01/2060 (Callable 04/01/2035)(c)	500,000	501,350
6.50%, 06/30/2060 (Callable 06/30/2035)(b)	2,500,000	2,798,041
3.63%, 06/15/2063 (Callable 06/15/2029)	1,000,000	1,002,431

	Par	Value
6.75%, 07/01/2063 (Callable 07/01/2033)(c)	$1,250,000	$1,251,696
5.00%, 06/15/2064 (Callable 06/15/2032)	1,000,000	945,486
Village of Kewaskum WI
4.25%, 04/01/2037 (Callable 04/01/2033)	645,000	636,840
4.38%, 04/01/2038 (Callable 04/01/2033)	645,000	640,867
Village of Mount Pleasant WI, 5.00%, 04/01/2043 (Callable 04/01/2028)	1,000,000	1,026,709
Westosha Central High School District, 1.60%, 03/01/2031 (Callable 03/01/2028)	400,000	360,367
Wisconsin Center District, 0.00%, 12/15/2038 (Callable 12/15/2030)(d)	690,000	412,734
Wisconsin Health & Educational Facilities Authority
5.00%, 08/01/2027 (Callable 07/01/2026)(c)	1,000,000	1,000,000
5.00%, 03/01/2028 (Callable 07/22/2026)	300,000	300,104
5.00%, 02/15/2030 (Callable 08/01/2026)	1,000,000	1,003,826
5.45%, 10/01/2039 (Callable 10/01/2032)	500,000	531,731
4.38%, 11/01/2039 (Callable 11/01/2034)	1,000,000	1,014,686
4.00%, 04/01/2042 (Callable 10/01/2032)	1,500,000	1,459,681
5.00%, 04/01/2044 (Callable 10/01/2028)	1,500,000	1,528,802
6.00%, 10/01/2044 (Callable 10/01/2032)	500,000	540,938
5.00%, 12/01/2046 (Callable 06/01/2031)(a)	1,500,000	1,608,517
5.50%, 12/01/2052 (Callable 12/01/2032)	250,000	266,568
Wisconsin Housing & Economic Development Authority Housing Revenue, 2.45%, 11/01/2046 (Callable 05/01/2030)	1,500,000	1,079,677
		45,292,988
TOTAL MUNICIPAL BONDS (Cost $936,963,855)		950,955,116
U.S. TREASURY SECURITIES - 0.1%
United States Treasury Note/Bond, 4.00%, 05/31/2028	1,505,000	1,500,591
TOTAL U.S. TREASURY SECURITIES (Cost $1,498,723)		1,500,591

The accompanying notes are an integral part of these financial statements.

373

BAIRD MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.64%(f)	1,553,100	$1,553,100
TOTAL MONEY MARKET FUNDS (Cost $1,553,100)		1,553,100
TOTAL INVESTMENTS - 99.6% (Cost $940,015,678)		$954,008,807
Other Assets in Excess of Liabilities - 0.4%		3,926,658
TOTAL NET ASSETS - 100.0%		$957,935,465

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2026, the total value of securities subject to the AMT was $85,792,854 or 9.0% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities totals $35,862,407 or 3.7% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

374

Baird Municipal Bond Fund
Summary of Fair Value Disclosure
as of June 30, 2026 (Unaudited)
Baird Municipal Bond Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$950,955,116	$—	$950,955,116
U.S. Treasury Securities	—	1,500,591	—	1,500,591
Money Market Funds	1,553,100	—	—	1,553,100
Total Investments	$1,553,100	$952,455,707	$—	$954,008,807

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

375

BAIRD FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
ASSETS:
Investments, at value (cost $9,415,544,535, $13,063,420,020, $13,527,540,519, $60,574,326,321, and $48,183,100,305, respectively)	$9,412,490,359	$13,016,458,629	$13,474,438,925	$58,368,609,541	$46,735,223,280
Interest receivable	71,935,279	127,482,874	122,423,926	473,271,062	426,612,084
Dividends receivable	1,058,228	618,343	619,513	2,369,661	2,144,173
Receivable for investments sold	—	11,671,388	—	510,578,677	34,562,375
Receivable for Fund shares sold	13,700,387	49,117,742	18,487,611	37,459,385	75,010,763
Prepaid expenses and other assets	7	233	165,102	169,740	32,347
Total assets	9,499,184,260	13,205,349,209	13,616,135,077	59,392,458,066	47,273,585,022
LIABILITIES:
Payable for investments purchased	119,603,534	591,187,523	334,863,011	1,485,190,144	1,001,337,190
Payable for Fund shares redeemed	7,418,188	8,092,207	7,723,226	26,136,488	69,149,139
Payable to Advisor, net (Note 5)	773,186	2,504,657	2,697,950	11,815,585	9,441,400
Accrued administration fees (Note 5)	386,674	500,933	539,616	2,363,304	1,888,280
Accrued Rule 12b-1 fees (Note 7)	21,743	78,998	64,708	356,890	472,478
Total liabilities	128,203,325	602,364,318	345,888,511	1,525,862,411	1,082,288,487
NET ASSETS	$9,370,980,935	$12,602,984,891	$13,270,246,566	$57,866,595,655	$46,191,296,535
Net Assets Consist of:
Paid-in capital	$9,360,810,629	$12,961,150,610	$13,728,871,098	$62,511,867,652	$48,880,683,151
Total distributable earnings (accumulated deficit)	10,170,306	(358,165,719)	(458,624,532)	(4,645,271,997)	(2,689,386,616)
Net assets	$9,370,980,935	$12,602,984,891	$13,270,246,566	$57,866,595,655	$46,191,296,535
Institutional Class Shares
Net Assets	$9,288,386,328	$12,478,487,586	$13,079,821,987	$57,110,762,941	$45,095,753,521
Shares outstanding ($0.01 par value, unlimited shares authorized)	918,857,715	1,317,421,872	1,256,475,840	5,816,649,105	4,429,997,718
Net asset value, offering and redemption price per share	$10.11	$9.47	$10.41	$9.82	$10.18
Investor Class Shares
Net Assets	$82,594,607	$124,497,305	$190,424,579	$755,832,714	$1,095,543,014
Shares outstanding ($0.01 par value, unlimited shares authorized)	8,146,319	13,147,490	17,301,771	73,761,680	102,049,900
Net asset value, offering and redemption price per share	$10.14	$9.47	$11.01	$10.25	$10.74

The accompanying notes are an integral part of these financial statements.

376

BAIRD FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited) (Continued)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
ASSETS:
Investments, at value (cost $2,341,880,294, $3,630,593,222, $1,089,475,082, $6,748,392,179, and $940,015,678, respectively)	$2,353,029,428	$3,666,165,259	$1,090,970,169	$6,812,901,011	$954,008,807
Interest receivable	25,673,530	41,539,782	12,054,440	80,393,411	11,072,153
Dividends receivable	147,372	117,462	38,381	147,308	18,811
Receivable for investments sold	2,555,183	4,729,752	—	702,397	1,106,698
Receivable for Fund shares sold	6,484,739	7,016,654	268,721	20,540,202	493,550
Prepaid expenses and other assets	336	—	127	250	18
Total assets	2,387,890,588	3,719,568,909	1,103,331,838	6,914,684,579	966,700,037
LIABILITIES:
Payable for investments purchased	22,774,424	21,877,768	3,407,930	44,891,948	7,940,984
Payable for Fund shares redeemed	1,646,411	2,155,558	1,069,158	2,218,095	570,425
Payable to Advisor, net (Note 5)	479,751	751,573	224,688	1,393,587	195,288
Accrued administration fees (Note 5)	95,950	153,743	44,938	278,717	39,058
Accrued Rule 12b-1 fees (Note 7)	33,123	65,025	82,162	24,091	18,817
Total liabilities	25,029,659	25,003,667	4,828,876	48,806,438	8,764,572
NET ASSETS	$2,362,860,929	$3,694,565,242	$1,098,502,962	$6,865,878,141	$957,935,465
Net Assets Consist of:
Paid-in capital	$2,426,872,784	$3,656,051,439	$1,155,270,681	$6,872,366,821	$943,741,905
Total distributable earnings (accumulated deficit)	(64,011,855)	38,513,803	(56,767,719)	(6,488,680)	14,193,560
Net assets	$2,362,860,929	$3,694,565,242	$1,098,502,962	$6,865,878,141	$957,935,465
Institutional Class Shares
Net Assets	$2,284,346,423	$3,460,937,005	$1,039,317,949	$6,793,397,886	$924,588,063
Shares outstanding ($0.01 par value, unlimited shares authorized)	226,461,894	332,224,478	93,265,027	654,242,217	91,719,338
Net asset value, offering and redemption price per share	$10.09	$10.42	$11.14	$10.38	$10.08
Investor Class Shares
Net Assets	$78,514,506	$233,628,237	$59,185,013	$72,480,255	$33,347,402
Shares outstanding ($0.01 par value, unlimited shares authorized)	7,798,995	22,438,040	5,161,586	6,984,926	3,311,223
Net asset value, offering and redemption price per share	$10.07	$10.41	$11.47	$10.38	$10.07

The accompanying notes are an integral part of these financial statements.

377

BAIRD FUNDS, INC.
Statements of Operations
Six Month Period Ending June 30, 2026 (Unaudited)

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$192,794,253	$261,598,425	$271,272,186	$1,252,392,472	$1,022,244,140
Dividend income	4,574,827	4,121,702	4,144,232	13,297,723	12,348,718
Other income	—	—	—	12,500	15,000
Total investment income	197,369,080	265,720,127	275,416,418	1,265,702,695	1,034,607,858
EXPENSES:
Investment advisory fees (Note 5)	11,607,400	14,964,251	15,818,986	70,551,249	55,786,783
Administration fees (Note 5)	2,321,480	2,992,850	3,163,797	14,110,250	11,157,357
Rule 12b-1 fees - Investor Class Shares (Note 7)	98,257	162,850	226,404	992,577	1,388,805
Total expenses	14,027,137	18,119,951	19,209,187	85,654,076	68,332,945
Fee waiver by Advisor (Note 5)	(6,964,440)	—	—	—	—
Net expenses	7,062,697	18,119,951	19,209,187	85,654,076	68,332,945
Net investment income	190,306,383	247,600,176	256,207,231	1,180,048,619	966,274,913
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	4,517,631	(2,178,187)	(1,482,838)	(111,457,461)	(74,120,912)
Net change in unrealized appreciation/ depreciation on investments	(26,078,810)	(134,163,622)	(190,380,614)	(675,617,416)	(530,955,499)
Net realized and unrealized loss on investments	(21,561,179)	(136,341,809)	(191,863,452)	(787,074,877)	(605,076,411)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,745,204	$111,258,367	$64,343,779	$392,973,742	$361,198,502

The accompanying notes are an integral part of these financial statements.

378

BAIRD FUNDS, INC.
Statements of Operations
Six Month Period Ending June 30, 2026 (Unaudited) (Continued)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
INVESTMENT INCOME:
Interest income	$40,112,650	$66,325,055	$18,563,141	$121,316,574	$17,198,499
Dividend income	473,689	707,469	179,625	566,973	122,346
Total investment income	40,586,339	67,032,524	18,742,766	121,883,547	17,320,845
EXPENSES:
Investment advisory fees (Note 5)	2,780,394	4,250,212	1,364,321	7,907,858	1,039,665
Administration fees (Note 5)	556,079	850,042	272,864	1,581,571	207,933
Rule 12b-1 fees - Investor Class Shares (Note 7)	90,831	277,344	75,005	81,528	41,568
Total expenses	3,427,304	5,377,598	1,712,190	9,570,957	1,289,166
Net investment income	37,159,035	61,654,926	17,030,576	112,312,590	16,031,679
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,852,609)	5,729,125	(352,655)	(4,028,614)	563,044
Futures contracts	—	1,452,188	—	—	—
Net change in unrealized appreciation/depreciation on investments	(5,553,150)	(2,927,666)	(1,004,407)	5,859,119	4,223,781
Net realized and unrealized gain (loss) on investments	(7,405,759)	4,253,647	(1,357,062)	1,830,505	4,786,825
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,753,276	$65,908,573	$15,673,514	$114,143,095	$20,818,504

The accompanying notes are an integral part of these financial statements.

379

BAIRD FUNDS, INC.
Statements of Changes in Net Assets

	Baird Ultra Short Bond Fund		Baird Short-Term Bond Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income	$190,306,383	$397,370,458	$247,600,176	$495,502,458
Net realized gain (loss) on investments	4,517,631	13,637,183	(2,178,187)	48,914,622
Net change in unrealized appreciation/ depreciation on investments	(26,078,810)	(338,865)	(134,163,622)	73,701,448
Net increase in net assets resulting from operations	168,745,204	410,668,776	111,258,367	618,118,528
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,732,601,808	5,721,921,918	1,918,802,905	2,837,277,164
Shares issued to holders in reinvestment of distributions	172,932,874	383,070,159	228,376,342	458,334,607
Cost of shares redeemed	(2,830,260,377)	(4,586,316,499)	(1,108,922,246)	(3,035,149,292)
Net increase in net assets resulting from capital share transactions	75,274,305	1,518,675,578	1,038,257,001	260,462,479
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(178,385,708)	(394,118,506)	(239,159,338)	(482,555,866)
Investor Class	(1,424,901)	(3,033,072)	(2,450,634)	(5,466,199)
Total distributions to shareholders	(179,810,609)	(397,151,578)	(241,609,972)	(488,022,065)
Total increase in net assets	64,208,900	1,532,192,776	907,905,396	390,558,942
NET ASSETS:
Beginning of period	9,306,772,035	7,774,579,259	11,695,079,495	11,304,520,553
End of period	$9,370,980,935	$9,306,772,035	$12,602,984,891	$11,695,079,495

The accompanying notes are an integral part of these financial statements.

380

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Intermediate Bond Fund		Baird Aggregate Bond Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income	$256,207,231	$461,087,902	$1,180,048,619	$2,220,236,521
Net realized gain (loss) on investments	(1,482,838)	9,424,026	(111,457,461)	(191,657,996)
Net change in unrealized appreciation/ depreciation on investments	(190,380,614)	295,243,106	(675,617,416)	1,783,000,803
Net increase in net assets resulting from operations	64,343,779	765,755,034	392,973,742	3,811,579,328
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,931,531,376	3,466,027,687	7,048,999,203	13,869,535,667
Shares issued to holders in reinvestment of distributions	226,753,640	419,329,078	1,019,990,757	2,036,864,904
Cost of shares redeemed	(1,354,501,505)	(2,005,998,162)	(5,215,896,872)	(12,591,167,607)
Net increase in net assets resulting from capital share transactions	803,783,511	1,879,358,603	2,853,093,088	3,315,232,964
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class
From net investment income	(246,799,603)	(454,107,399)	(1,107,363,774)	(2,198,871,821)
From return of capital	—	—	—	(2,394,853)
Investor Class
From net investment income	(3,176,447)	(5,504,719)	(13,831,650)	(34,151,167)
From return of capital	—	—	—	(36,138)
Total distributions to shareholders	(249,976,050)	(459,612,118)	(1,121,195,424)	(2,235,453,979)
Total increase in net assets	618,151,240	2,185,501,519	2,124,871,406	4,891,358,313
NET ASSETS:
Beginning of period	12,652,095,326	10,466,593,807	55,741,724,249	50,850,365,936
End of period	$13,270,246,566	$12,652,095,326	$57,866,595,655	$55,741,724,249

The accompanying notes are an integral part of these financial statements.

381

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Core Plus Bond Fund		Baird Short-Term Municipal Bond Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income	$966,274,913	$1,676,932,284	$37,159,035	$57,685,455
Net realized loss on investments	(74,120,912)	(120,494,596)	(1,852,609)	(1,497,019)
Net change in unrealized appreciation/ depreciation on investments	(530,955,499)	1,262,087,142	(5,553,150)	24,533,951
Net increase in net assets resulting from operations	361,198,502	2,818,524,830	29,753,276	80,722,387
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,704,335,157	12,880,101,216	684,875,729	1,049,762,980
Shares issued to holders in reinvestment of distributions	841,302,134	1,511,888,001	30,824,380	47,574,216
Cost of shares redeemed	(4,418,274,173)	(8,226,112,337)	(416,315,176)	(509,969,556)
Net increase in net assets resulting from capital share transactions	3,127,363,118	6,165,876,880	299,384,933	587,367,640
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(905,267,079)	(1,633,725,219)	(35,675,819)	(55,724,787)
Investor Class	(20,420,308)	(43,437,654)	(1,116,069)	(2,049,505)
Total distributions to shareholders	(925,687,387)	(1,677,162,873)	(36,791,888)	(57,774,292)
Total increase in net assets	2,562,874,233	7,307,238,837	292,346,321	610,315,735
NET ASSETS:
Beginning of period	43,628,422,302	36,321,183,465	2,070,514,608	1,460,198,873
End of period	$46,191,296,535	$43,628,422,302	$2,362,860,929	$2,070,514,608

The accompanying notes are an integral part of these financial statements.

382

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Strategic Municipal Bond Fund		Baird Quality Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income	$61,654,926	$82,516,624	$17,030,576	$32,149,928
Net realized gain (loss) on investments	7,181,313	597,662	(352,655)	(3,867,055)
Net change in unrealized appreciation/ depreciation on investments	(2,927,666)	39,970,846	(1,004,407)	19,731,889
Net increase in net assets resulting from operations	65,908,573	123,085,132	15,673,514	48,014,762
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	870,569,459	1,896,592,484	121,996,193	252,917,304
Shares issued to holders in reinvestment of distributions	52,530,792	70,642,997	14,791,529	28,269,101
Cost of shares redeemed	(332,853,776)	(455,673,320)	(135,004,460)	(264,144,038)
Net increase in net assets resulting from capital share transactions	590,246,475	1,511,562,161	1,783,262	17,042,367
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(57,288,385)	(77,167,329)	(16,067,230)	(30,821,031)
Investor Class	(3,701,072)	(5,173,228)	(835,892)	(1,585,189)
Total distributions to shareholders	(60,989,457)	(82,340,557)	(16,903,122)	(32,406,220)
Total increase in net assets	595,165,591	1,552,306,736	553,654	32,650,909
NET ASSETS:
Beginning of period	3,099,399,651	1,547,092,915	1,097,949,308	1,065,298,399
End of period	$3,694,565,242	$3,099,399,651	$1,098,502,962	$1,097,949,308

The accompanying notes are an integral part of these financial statements.

383

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Core Intermediate Municipal Bond Fund		Baird Municipal Bond Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income	$112,312,590	$166,844,300	$16,031,679	$18,863,456
Net realized gain (loss) on investments	(4,028,614)	(5,282,211)	563,044	146,438
Net change in unrealized appreciation/ depreciation on investments	5,859,119	78,436,903	4,223,781	9,968,873
Net increase in net assets resulting from operations	114,143,095	239,998,992	20,818,504	28,978,767
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,663,198,235	2,643,564,677	314,008,920	517,468,892
Shares issued to holders in reinvestment of distributions	91,463,130	146,511,130	13,345,892	17,077,265
Cost of shares redeemed	(564,270,293)	(1,137,246,519)	(89,526,231)	(117,379,955)
Net increase in net assets resulting from capital share transactions	1,190,391,072	1,652,829,288	237,828,581	417,166,202
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(109,967,037)	(165,739,480)	(15,217,590)	(17,867,429)
Investor Class	(1,078,226)	(1,238,351)	(596,049)	(881,029)
Total distributions to shareholders	(111,045,263)	(166,977,831)	(15,813,639)	(18,748,458)
Total increase in net assets	1,193,488,904	1,725,850,449	242,833,446	427,396,511
NET ASSETS:
Beginning of period	5,672,389,237	3,946,538,788	715,102,019	287,705,508
End of period	$6,865,878,141	$5,672,389,237	$957,935,465	$715,102,019

The accompanying notes are an integral part of these financial statements.

384

BAIRD ULTRA SHORT BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.12	$10.10	$10.08	$9.99	$10.05	$10.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.46	0.54	0.47	0.13	0.04
Net realized and unrealized gains (losses) on investments	(0.03)	0.02	0.02	0.09	(0.03)	(0.02)
Total from investment operations	0.18	0.48	0.56	0.56	0.10	0.02
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.19)	(0.46)	(0.54)	(0.47)	(0.16)	(0.05)
Distributions from net realized gains	—	—	—	—	—	(0.00) (2)
Total distributions	(0.19)	(0.46)	(0.54)	(0.47)	(0.16)	(0.05)
Net asset value, end of period	$10.11	$10.12	$10.10	$10.08	$9.99	$10.05
Total return	1.84%(3)	4.81%	5.65%	5.71%	0.96%	0.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$9,288.4	$9,229.7	$7,713.8	$6,159.0	$5,515.0	$6,889.5
Ratio of expenses to average net assets	0.15%(4)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets (before waivers)	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.10%(4)	4.51%	5.36%	4.67%	1.34%	0.38%
Ratio of net investment income to average net assets (before waivers)	3.95%(4)	4.36%	5.21%	4.52%	1.19%	0.23%
Portfolio turnover rate(5)	49%(3)	88%	90%	105%	104%	96%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

385

BAIRD ULTRA SHORT BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.15	$10.13	$10.10	$10.01	$10.07	$10.10
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.19	0.43	0.52	0.45	0.11	0.01
Net realized and unrealized gains (losses) on investments	(0.02)	0.02	0.02	0.08	(0.04)	(0.01)
Total from investment operations	0.17	0.45	0.54	0.53	0.07	—
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)	(0.43)	(0.51)	(0.44)	(0.13)	(0.03)
Distributions from net realized gains	—	—	—	—	—	(0.00)(2)
Total distributions	(0.18)	(0.43)	(0.51)	(0.44)	(0.13)	(0.03)
Net asset value, end of period	$10.14	$10.15	$10.13	$10.10	$10.01	$10.07
Total return	1.71%(3)	4.53%	5.47%	5.43%	0.70%	(0.05)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$82.6	$77.0	$60.7	$77.6	$92.7	$164.2
Ratio of expenses to average net assets	0.40%(4)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets (before waivers)	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.85%(4)	4.26%	5.11%	4.42%	1.09%	0.13%
Ratio of net investment income (loss) to average net assets (before waivers)	3.70%(4)	4.11%	4.96%	4.27%	0.94%	(0.02)%
Portfolio turnover rate(5)	49%(3)	88%	90%	105%	104%	96%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

386

BAIRD SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.57	$9.46	$9.41	$9.22	$9.74	$9.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.20	0.42	0.41	0.32	0.16	0.10
Net realized and unrealized gains (losses) on investments	(0.11)	0.11	0.05	0.19	(0.51)	(0.14)
Total from investment operations	0.09	0.53	0.46	0.51	(0.35)	(0.04)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.19)	(0.42)	(0.41)	(0.32)	(0.17)	(0.11)
Distributions from net realized gains	—	—	—	—	(0.00) (2)	(0.03)
Total distributions	(0.19)	(0.42)	(0.41)	(0.32)	(0.17)	(0.14)
Net asset value, end of period	$9.47	$9.57	$9.46	$9.41	$9.22	$9.74
Total return	0.95%(3)	5.67%	4.99%	5.65%	(3.64)%	(0.42)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$12,478.5	$11,559.0	$11,179.3	$9,334.5	$8,747.4	$10,486.4
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.14%(4)	4.41%	4.32%	3.48%	1.67%	1.05%
Portfolio turnover rate(5)	56%(3)	119%	96%	87%	77%	67%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

387

BAIRD SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.57	$9.46	$9.41	$9.22	$9.74	$9.91
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.18	0.40	0.38	0.30	0.13	0.08
Net realized and unrealized gains (losses) on investments	(0.10)	0.10	0.06	0.19	(0.51)	(0.13)
Total from investment operations	0.08	0.50	0.44	0.49	(0.38)	(0.05)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)	(0.39)	(0.39)	(0.30)	(0.14)	(0.09)
Distributions from net realized gains	—	—	—	—	(0.00) (2)	(0.03)
Total distributions	(0.18)	(0.39)	(0.39)	(0.30)	(0.14)	(0.12)
Net asset value, end of period	$9.47	$9.57	$9.46	$9.41	$9.22	$9.74
Total return	0.83%(3)	5.41%	4.73%	5.39%	(3.88)%	(0.57)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$124.5	$136.1	$125.2	$149.3	$216.9	$252.5
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.89%(4)	4.16%	4.07%	3.23%	1.42%	0.80%
Portfolio turnover rate(5)	56%(3)	119%	96%	87%	77%	67%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

388

BAIRD INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.56	$10.27	$10.32	$10.08	$11.27	$11.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.42	0.40	0.33	0.22	0.18
Net realized and unrealized gains (losses) on investments	(0.16)	0.29	(0.05)	0.24	(1.19)	(0.34)
Total from investment operations	0.05	0.71	0.35	0.57	(0.97)	(0.16)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.20)	(0.42)	(0.40)	(0.33)	(0.22)	(0.18)
Distributions from net realized gains	—	—	—	—	—	(0.08)
Total distributions	(0.20)	(0.42)	(0.40)	(0.33)	(0.22)	(0.26)
Net asset value, end of period	$10.41	$10.56	$10.27	$10.32	$10.08	$11.27
Total return	0.52%(2)	7.01%	3.45%	5.78%	(8.64)%	(1.41)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$13,079.8	$12,481.3	$10,335.7	$8,238.6	$6,980.6	$6,639.0
Ratio of expenses to average net assets	0.30%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.05%(3)	4.03%	3.91%	3.28%	2.11%	1.54%
Portfolio turnover rate(4)	26%(2)	39%	44%	45%	47%	51%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

389

BAIRD INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.16	$10.83	$10.86	$10.59	$11.83	$12.26
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.42	0.40	0.32	0.20	0.16
Net realized and unrealized gains (losses) on investments	(0.17)	0.30	(0.06)	0.26	(1.25)	(0.36)
Total from investment operations	0.04	0.72	0.34	0.58	(1.05)	(0.20)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.19)	(0.39)	(0.37)	(0.31)	(0.19)	(0.15)
Distributions from net realized gains	—	—	—	—	—	(0.08)
Total distributions	(0.19)	(0.39)	(0.37)	(0.31)	(0.19)	(0.23)
Net asset value, end of period	$11.01	$11.16	$10.83	$10.86	$10.59	$11.83
Total return	0.38%(2)	6.76%	3.21%	5.53%	(8.88)%	(1.68)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$190.4	$170.8	$130.9	$87.8	$59.3	$42.2
Ratio of expenses to average net assets	0.55%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.80%(3)	3.78%	3.66%	3.03%	1.86%	1.29%
Portfolio turnover rate(4)	26%(2)	39%	44%	45%	47%	51%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

390

BAIRD AGGREGATE BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.94	$9.65	$9.86	$9.60	$11.37	$11.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.41	0.39	0.34	0.25	0.19
Net realized and unrealized gains (losses) on investments	(0.14)	0.29	(0.21)	0.26	(1.76)	(0.36)
Total from investment operations	0.07	0.70	0.18	0.60	(1.51)	(0.17)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.19)	(0.41)	(0.39)	(0.34)	(0.26)	(0.22)
Distributions from net realized gains	—	—	—	—	—	(0.01)
Distributions from return of capital	—	(0.00) (2)	(0.00) (2)	—	—	—
Total distributions	(0.19)	(0.41)	(0.39)	(0.34)	(0.26)	(0.23)
Net asset value, end of period	$9.82	$9.94	$9.65	$9.86	$9.60	$11.37
Total return	0.76%(3)	7.36%	1.85%	6.43%	(13.35)%	(1.46)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$57,110.8	$54,879.8	$49,781.0	$41,933.7	$34,102.5	$39,050.1
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.19%(4)	4.13%	3.98%	3.55%	2.46%	1.66%
Portfolio turnover rate(5)	19%(3)	34%	34%	38%	43%	39%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

391

BAIRD AGGREGATE BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.37	$10.05	$10.25	$9.97	$11.79	$12.20
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.20	0.40	0.38	0.33	0.23	0.17
Net realized and unrealized gains (losses) on investments	(0.14)	0.30	(0.22)	0.27	(1.82)	(0.38)
Total from investment operations	0.06	0.70	0.16	0.60	(1.59)	(0.21)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)	(0.38)	(0.36)	(0.32)	(0.23)	(0.19)
Distributions from net realized gains	—	—	—	—	—	(0.01)
Distributions from return of capital	—	(0.00) (2)	(0.00) (2)	—	—	—
Total distributions	(0.18)	(0.38)	(0.36)	(0.32)	(0.23)	(0.20)
Net asset value, end of period	$10.25	$10.37	$10.05	$10.25	$9.97	$11.79
Total return	0.60%(3)	7.10%	1.63%	6.13%	(13.52)%	(1.74)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$755.8	$861.9	$1,069.4	$971.8	$681.1	$904.3
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.94%(4)	3.88%	3.73%	3.30%	2.21%	1.41%
Portfolio turnover rate(5)	19%(3)	34%	34%	38%	43%	39%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

392

BAIRD CORE PLUS BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.31	$10.01	$10.17	$9.87	$11.67	$12.14
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.22	0.44	0.41	0.36	0.29	0.26
Net realized and unrealized gains (losses) on investments	(0.14)	0.29	(0.16)	0.30	(1.79)	(0.38)
Total from investment operations	0.08	0.73	0.25	0.66	(1.50)	(0.12)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.21)	(0.43)	(0.41)	(0.36)	(0.30)	(0.28)
Distributions from net realized gains	—	—	—	—	(0.00) (2)	(0.07)
Distributions from return of capital	—	—	(0.00) (2)	—	—	—
Total distributions	(0.21)	(0.43)	(0.41)	(0.36)	(0.30)	(0.35)
Net asset value, end of period	$10.18	$10.31	$10.01	$10.17	$9.87	$11.67
Total return	0.79%(3)	7.47%	2.54%	6.89%	(12.87)%	(1.02)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$45,095.8	$42,485.6	$35,177.0	$26,783.0	$21,288.5	$27,654.9
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.34%(4)	4.28%	4.10%	3.67%	2.82%	2.16%
Portfolio turnover rate(5)	20%(3)	32%	38%	35%	29%	45%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

393

BAIRD CORE PLUS BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.86	$10.52	$10.67	$10.34	$12.21	$12.68
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.22	0.43	0.41	0.36	0.28	0.24
Net realized and unrealized gains (losses) on investments	(0.14)	0.32	(0.17)	0.31	(1.87)	(0.39)
Total from investment operations	0.08	0.75	0.24	0.67	(1.59)	(0.15)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.20)	(0.41)	(0.39)	(0.34)	(0.28)	(0.25)
Distributions from net realized gains	—	—	—	—	(0.00) (2)	(0.07)
Distributions from return of capital	—	—	(0.00) (2)	—	—	—
Total distributions	(0.20)	(0.41)	(0.39)	(0.34)	(0.28)	(0.32)
Net asset value, end of period	$10.74	$10.86	$10.52	$10.67	$10.34	$12.21
Total return	0.72%(3)	7.22%	2.25%	6.60%	(13.09)%	(1.23)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1,095.5	$1,142.8	$1,144.2	$1,098.0	$1,045.0	$1,612.2
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	4.09%(4)	4.03%	3.85%	3.42%	2.57%	1.91%
Portfolio turnover rate(5)	20%(3)	32%	38%	35%	29%	45%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

394

BAIRD SHORT-TERM MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.11	$9.98	$9.98	$9.85	$10.39	$10.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.17	0.34	0.32	0.27	0.16	0.12
Net realized and unrealized gains (losses) on investments	(0.03)	0.12	(0.00) (2)	0.13	(0.54)	(0.04)
Total from investment operations	0.14	0.46	0.32	0.40	(0.38)	0.08
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.16)	(0.33)	(0.32)	(0.27)	(0.16)	(0.12)
Distributions from net realized gains	—	—	—	—	—	(0.00) (2)
Total distributions	(0.16)	(0.33)	(0.32)	(0.27)	(0.16)	(0.12)
Net asset value, end of period	$10.09	$10.11	$9.98	$9.98	$9.85	$10.39
Total return	1.44%(3)	4.71%	3.23%	4.15%	(3.66)%	0.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$2,284.3	$2,003.2	$1,391.3	$1,525.3	$1,695.5	$2,190.2
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.35%(4)	3.34%	3.20%	2.73%	1.56%	1.10%
Portfolio turnover rate(5)	17%(3)	27%	42%	40%	64%	44%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

395

BAIRD SHORT-TERM MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.09	$9.96	$9.96	$9.83	$10.38	$10.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.16	0.31	0.29	0.24	0.13	0.09
Net realized and unrealized gains (losses) on investments	(0.03)	0.13	(0.00) (2)	0.14	(0.55)	(0.03)
Total from investment operations	0.13	0.44	0.29	0.38	(0.42)	0.06
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.15)	(0.31)	(0.29)	(0.25)	(0.13)	(0.09)
Distributions from net realized gains	—	—	—	—	—	(0.00) (2)
Total distributions	(0.15)	(0.31)	(0.29)	(0.25)	(0.13)	(0.09)
Net asset value, end of period	$10.07	$10.09	$9.96	$9.96	$9.83	$10.38
Total return	1.32%(3)	4.46%	2.98%	3.90%	(4.01)%	0.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$78.5	$67.3	$68.9	$78.4	$71.7	$110.4
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.10%(4)	3.09%	2.95%	2.48%	1.31%	0.85%
Portfolio turnover rate(5)	17%(3)	27%	42%	40%	64%	44%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

396

BAIRD STRATEGIC MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.40	$10.25	$10.29	$9.96	$10.74	$10.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.19	0.38	0.37	0.34	0.22	0.11
Net realized and unrealized gains (losses) on investments	0.01	0.14	(0.05)	0.32	(0.79)	0.14
Total from investment operations	0.20	0.52	0.32	0.66	(0.57)	0.25
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)	(0.37)	(0.36)	(0.33)	(0.21)	(0.12)
Distributions from net realized gains	—	—	—	—	(0.00) (2)	(0.06)
Total distributions	(0.18)	(0.37)	(0.36)	(0.33)	(0.21)	(0.18)
Net asset value, end of period	$10.42	$10.40	$10.25	$10.29	$9.96	$10.74
Total return	1.98%(3)	5.18%	3.17%	6.78%	(5.31)%	2.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$3,460.9	$2,891.0	$1,451.4	$881.5	$470.8	$345.0
Ratio of expenses to average net assets	0.30%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.64%(4)	3.68%	3.62%	3.42%	2.18%	1.07%
Portfolio turnover rate(5)	20%(3)	21%	34%	50%	89%	55%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

397

BAIRD STRATEGIC MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.39	$10.25	$10.29	$9.96	$10.74	$10.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.18	0.35	0.35	0.32	0.19	0.09
Net realized and unrealized gains (losses) on investments	0.01	0.13	(0.05)	0.32	(0.79)	0.13
Total from investment operations	0.19	0.48	0.30	0.64	(0.60)	0.22
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.17)	(0.34)	(0.34)	(0.31)	(0.18)	(0.09)
Distributions from net realized gains	—	—	—	—	(0.00) (2)	(0.06)
Total distributions	(0.17)	(0.34)	(0.34)	(0.31)	(0.18)	(0.15)
Net asset value, end of period	$10.41	$10.39	$10.25	$10.29	$9.96	$10.74
Total return	1.85%(3)	4.83%	2.92%	6.53%	(5.55)%	2.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$233,628.2	$208,350.1	$95,707.7	$38,577.3	$10,660.1	$8,262.3
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.39%(4)	3.43%	3.37%	3.17%	1.93%	0.82%
Portfolio turnover rate(5)	20%(3)	21%	34%	50%	89%	55%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

398

BAIRD QUALITY INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.16	$10.99	$11.13	$10.95	$11.85	$12.03
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.17	0.34	0.32	0.28	0.22	0.21
Net realized and unrealized gains (losses) on investments	(0.02)	0.17	(0.15)	0.18	(0.90)	(0.17)
Total from investment operations	0.15	0.51	0.17	0.46	(0.68)	0.04
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.17)	(0.34)	(0.31)	(0.28)	(0.22)	(0.22)
Total distributions	(0.17)	(0.34)	(0.31)	(0.28)	(0.22)	(0.22)
Net asset value, end of period	$11.14	$11.16	$10.99	$11.13	$10.95	$11.85
Total return	1.38%(2)	4.71%	1.58%	4.29%	(5.74)%	0.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1,039.3	$1,038.0	$1,004.6	$1,051.9	$1,083.0	$1,526.2
Ratio of expenses to average net assets	0.30%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.13%(3)	3.04%	2.85%	2.55%	1.94%	1.75%
Portfolio turnover rate(4)	13%(2)	27%	20%	33%	33%	18%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

399

BAIRD QUALITY INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.47	$11.30	$11.43	$11.24	$12.16	$12.34
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.16	0.32	0.30	0.26	0.19	0.18
Net realized and unrealized gains (losses) on investments	(0.00) (2)	0.16	(0.15)	0.18	(0.92)	(0.18)
Total from investment operations	0.16	0.48	0.15	0.44	(0.73)	—
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.16)	(0.31)	(0.28)	(0.25)	(0.19)	(0.18)
Total distributions	(0.16)	(0.31)	(0.28)	(0.25)	(0.19)	(0.18)
Net asset value, end of period	$11.47	$11.47	$11.30	$11.43	$11.24	$12.16
Total return	1.39%(3)	4.32%	1.37%	4.01%	(5.99)%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$59.2	$60.0	$60.7	$51.0	$30.6	$59.2
Ratio of expenses to average net assets	0.55%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.88%(4)	2.79%	2.60%	2.30%	1.69%	1.50%
Portfolio turnover rate(5)	13%(3)	27%	20%	33%	33%	18%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

400

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.37	$10.24	$10.34	$10.10	$10.96	$10.96
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.18	0.36	0.35	0.31	0.21	0.16
Net realized and unrealized gains (losses) on investments	0.01	0.13	(0.10)	0.24	(0.88)	0.02(2)
Total from investment operations	0.19	0.49	0.25	0.55	(0.67)	0.18
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)	(0.36)	(0.35)	(0.31)	(0.19)	(0.17)
Distributions from net realized gains	—	—	—	—	(0.00) (3)	(0.01)
Total distributions	(0.18)	(0.36)	(0.35)	(0.31)	(0.19)	(0.18)
Net asset value, end of period	$10.38	$10.37	$10.24	$10.34	$10.10	$10.96
Total return	1.83%(4)	4.88%	2.41%	5.54%	(6.07)%	1.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$6,793.4	$5,631.4	$3,911.3	$2,942.7	$2,449.7	$1,531.2
Ratio of expenses to average net assets	0.30%(5)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.55%(5)	3.54%	3.43%	3.08%	2.01%	1.47%
Portfolio turnover rate(6)	11%(4)	22%	25%	32%	59%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

401

BAIRD CORE INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.37	$10.24	$10.33	$10.09	$10.96	$10.95
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.17	0.34	0.33	0.29	0.18	0.13
Net realized and unrealized gains (losses) on investments	0.01	0.12	(0.10)	0.23	(0.88)	0.03 (2)
Total from investment operations	0.18	0.46	0.23	0.52	(0.70)	0.16
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.17)	(0.33)	(0.32)	(0.28)	(0.17)	(0.14)
Distributions from net realized gains	—	—	—	—	(0.00) (3)	(0.01)
Total distributions	(0.17)	(0.33)	(0.32)	(0.28)	(0.17)	(0.15)
Net asset value, end of period	$10.38	$10.37	$10.24	$10.33	$10.09	$10.96
Total return	1.71%(4)	4.63%	2.26%	5.28%	(6.40)%	1.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$72.5	$40.9	$35.2	$36.5	$38.8	$42.5
Ratio of expenses to average net assets	0.55%(5)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.30%(5)	3.29%	3.18%	2.83%	1.76%	1.22%
Portfolio turnover rate(6)	11%(4)	22%	25%	32%	59%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

402

BAIRD MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.02	$9.91	$10.01	$9.68	$10.76	$10.67
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.19	0.38	0.38	0.37	0.26	0.20
Net realized and unrealized gains (losses) on investments	0.06	0.10	(0.11)	0.31	(1.09)	0.17
Total from investment operations	0.25	0.48	0.27	0.68	(0.83)	0.37
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.19)	(0.37)	(0.37)	(0.35)	(0.25)	(0.20)
Distributions from net realized gains	—	—	—	—	—	(0.08)
Total distributions	(0.19)	(0.37)	(0.37)	(0.35)	(0.25)	(0.28)
Net asset value, end of period	$10.08	$10.02	$9.91	$10.01	$9.68	$10.76
Total return	2.48%(2)	4.96%	2.73%	7.14%	(7.73)%	3.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$924.6	$685.0	$276.0	$180.4	$55.7	$34.5
Ratio of expenses to average net assets	0.30%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.87%(3)	3.87%	3.79%	3.77%	2.63%	1.83%
Portfolio turnover rate(4)	8%(2)	16%	47%	58%	76%	38%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

403

Baird Municipal Bond Fund
Financial Highlights
Investor Class

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.02	$9.91	$9.99	$9.68	$10.74	$10.66
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.18	0.36	0.35	0.34	0.24	0.17
Net realized and unrealized gains (losses) on investments	0.04	0.10	(0.09)	0.29	(1.08)	0.16
Total from investment operations	0.22	0.46	0.26	0.63	(0.84)	0.33
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.17)	(0.35)	(0.34)	(0.32)	(0.22)	(0.17)
Distributions from net realized gains	—	—	—	—	—	(0.08)
Total distributions	(0.17)	(0.35)	(0.34)	(0.32)	(0.22)	(0.25)
Net asset value, end of period	$10.07	$10.02	$9.91	$9.99	$9.68	$10.74
Total return	2.26%(2)	4.72%	2.69%	6.67%	(7.78)%	3.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$33,347.4	$30,134.2	$11,728.7	$7,549.4	$4,055.6	$3,193.3
Ratio of expenses to average net assets	0.55%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.62%(3)	3.62%	3.54%	3.52%	2.38%	1.58%
Portfolio turnover rate(4)	8%(2)	16%	47%	58%	76%	38%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

404

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), ten of the fifteen active funds in the series comprising the Company. Pursuant to the 1940 Act, the Funds in this report are “diversified” series of the Company. Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.
The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Ultra Short Bond Fund	December 31, 2013	December 31, 2013
Baird Short-Term Bond Fund	August 31, 2004	September 19, 2012
Baird Intermediate Bond Fund	September 29, 2000	September 29, 2000
Baird Aggregate Bond Fund	September 29, 2000	September 29, 2000
Baird Core Plus Bond Fund	September 29, 2000	September 29, 2000
Baird Short-Term Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Strategic Municipal Bond Fund	November 15, 2019	November 15, 2019
Baird Quality Intermediate Municipal Bond Fund	March 30, 2001	March 30, 2001
Baird Core Intermediate Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Municipal Bond Fund	November 15, 2019	November 15, 2019

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee of 0.25%. See Note 7.
The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.
The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg 1-3 Year U.S. Government/Credit Index. The Fund’s benchmark index, the Bloomberg 1-3 Year U.S. Government/Credit Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.
The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Intermediate U.S. Government/Credit Index. The Fund’s benchmark index, the Bloomberg Intermediate U.S. Government/Credit Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.
The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Aggregate Index. The Fund’s benchmark index, the Bloomberg U.S. Aggregate Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed debt obligations, with maturities of at least one year.
The investment objective of the Baird Core Plus Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Universal Index. The Fund’s benchmark

405

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
index, the Bloomberg U.S. Universal Index, is an unmanaged, market value weighted index of fixed income debt obligations issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed debt obligations, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.
The investment objective of the Baird Short-Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.
The investment objective of the Baird Strategic Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax. A secondary objective is to seek total return with relatively low volatility of principal.
The investment objective of the Baird Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
The investment objective of the Baird Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value (“NAV”), to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities), the securities are valued at fair value using methods determined by the Advisor as the Valuation Designee of the Board of Directors of the Company (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act, as discussed further below. Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their NAV per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).
Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: debt securities are valued at their evaluated bid prices as provided by an independent pricing service based on various market inputs such as benchmark yields, market transactions and dealer quotations. Investments in mutual funds, including money market funds, are valued at their stated NAV. Equity securities, including common stocks, ETFs and closed end funds, that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, other than debt securities, that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with the Funds’ fair value procedures pursuant to Rule 2a-5 of the 1940 Act. In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, such as broker quotes. If prices are unavailable or deemed to be unreliable, fair value will be determined by the Advisor, subject to the oversight of the Board. The Advisor, as Valuation Designee, has further designated its valuation committee to be responsible for fair value

406

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
determinations. In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and a Fund’s NAV may fluctuate significantly from day to day or from period to period. Occasionally, significant events may occur after the close of the exchange on which a security is traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Funds’ fair value procedures.
b)
Securities Purchased on a When-Issued, Delayed Delivery or Forward Commitment Basis – Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be more or less favorable than the price or yield available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security, the Fund records the transaction and reflects the value of the security in determining net asset value. Certain when-issued, delayed delivery or forward commitment securities are considered derivatives and each Fund qualifies as a “limited derivatives user” under the SEC’s derivatives rule (Rule 18f-4).

c)
Unregistered Securities – The Funds own certain investment securities which are unregistered. All of the unregistered securities held by the Funds as of June 30, 2026 consisted of securities issued pursuant to Rule 144A under the Securities Act of 1933 which may be resold in transactions exempt from registration to qualified institutional buyers.

The value of such securities held by the Funds was as follows:

Fund	Value	% of Net Assets
Baird Ultra Short Bond Fund	$2,432,780,836	26.0%
Baird Short-Term Bond Fund	3,739,382,468	29.7%
Baird Intermediate Bond Fund	3,165,822,770	23.9%
Baird Aggregate Bond Fund	12,008,830,649	20.8%
Baird Core Plus Bond Fund	12,634,373,248	27.4%
Baird Short-Term Municipal Bond Fund	102,462,736	4.3%
Baird Strategic Municipal Bond Fund	156,545,334	4.2%
Baird Quality Intermediate Municipal Bond Fund	14,416,158	1.3%
Baird Core Intermediate Municipal Bond Fund	225,523,176	3.3%
Baird Municipal Bond Fund	35,862,407	3.7%

d)
Foreign Securities – The Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund may invest in U.S. dollar denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include foreign currency fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

407

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
e)
Financial Derivatives Instruments – Financial derivatives instruments, such as futures contracts, derive their value from the performance of underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or by a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivatives contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1. The Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts and qualifies as a “limited derivatives user.”

f)
Deposits with Broker – When trading derivatives instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns.

Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
At June 30, 2026, the Baird Strategic Municipal Bond Fund had no cash or cash equivalents on deposit with the broker for futures contracts.
If the price of an open futures contract changes (by increase in the value of the underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.
These subsequent payments, called “variation margin,” to and from the futures broker are made as the price of the underlying assets fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” At period end, the variation margin may be shown as either a receivable or payable on the Fund’s Statement of Assets and Liabilities. The Fund expects to earn interest income on any margin deposits.
g)
Income Tax Status – The Funds qualify and intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2025, or for any other tax years which are open for exam. As of December 31, 2025, open tax years include the tax years ended December 31, 2022 through 2025. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

408

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
h)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the Company in proportion to their respective assets or are divided equally amongst the Funds.

i)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on the trade date. Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. All distributions to shareholders are recorded on the ex-dividend date. The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

j)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

k)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions using the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. Paydown gains and losses are recorded as interest income on the Statements of Operations for financial reporting purposes.

l)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be low.

m)
Segment Reporting – Management already evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer of the Funds, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

409

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
3. CAPITAL SHARE TRANSACTIONS
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:
Baird Ultra Short Bond Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	268,008,649	$2,714,481,578	561,017,892	$5,682,950,157
Shares issued to shareholders in reinvestment of distributions	16,962,364	171,513,539	37,564,898	380,047,518
Shares redeemed	(278,131,623)	(2,816,363,812)	(450,074,119)	(4,560,517,906)
Net increase	6,839,390	$69,631,305	148,508,671	$1,502,479,769
Shares Outstanding:
Beginning of period	912,018,325		763,509,654
End of period	918,857,715		912,018,325

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,784,743	$18,120,230	3,836,440	$38,971,761
Shares issued to shareholders in reinvestment of distributions	139,955	1,419,335	297,909	3,022,641
Shares redeemed	(1,368,325)	(13,896,565)	(2,539,056)	(25,798,593)
Net increase	556,373	$5,643,000	1,595,293	$16,195,809
Shares Outstanding:
Beginning of period	7,589,946		5,994,653
End of period	8,146,319		7,589,946
Total net increase		$75,274,305		$ 1,518,675,578

Baird Short-Term Bond Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	199,593,123	$1,902,205,718	291,843,132	$2,785,603,196
Shares issued to shareholders in reinvestment of distributions	23,763,594	226,044,131	47,538,027	453,067,918
Shares redeemed	(113,287,673)	(1,079,769,893)	(313,277,913)	(2,987,597,993)
Net increase	110,069,044	$1,048,479,956	26,103,246	$251,073,121
Shares Outstanding:
Beginning of period	1,207,352,828		1,181,249,582
End of period	1,317,421,872		1,207,352,828

410

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,740,150	$16,597,187	5,419,414	$51,673,968
Shares issued to shareholders in reinvestment of distributions	245,153	2,332,211	552,792	5,266,689
Shares redeemed	(3,058,166)	(29,152,353)	(4,984,132)	(47,551,299)
Net increase (decrease)	(1,072,863)	$(10,222,955)	988,074	$9,389,358
Shares Outstanding:
Beginning of period	14,220,353		13,232,279
End of period	13,147,490		14,220,353
Total net increase		$ 1,038,257,001		$ 260,462,479

Baird Intermediate Bond Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	179,300,082	$1,882,024,378	323,312,569	$3,385,546,729
Shares issued to shareholders in reinvestment of distributions	21,355,282	223,645,639	39,539,020	413,955,537
Shares redeemed	(125,947,349)	(1,324,017,081)	(187,043,090)	(1,955,668,414)
Net increase	74,708,015	$781,652,936	175,808,499	$1,843,833,852
Shares Outstanding:
Beginning of period	1,181,767,825		1,005,959,326
End of period	1,256,475,840		1,181,767,825

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	4,462,084	$49,506,998	7,299,185	$80,480,958
Shares issued to shareholders in reinvestment of distributions	280,863	3,108,001	486,233	5,373,541
Shares redeemed	(2,755,257)	(30,484,424)	(4,553,631)	(50,329,748)
Net increase	1,987,690	$22,130,575	3,231,787	$35,524,751
Shares Outstanding:
Beginning of period	15,314,081		12,082,294
End of period	17,301,771		15,314,081
Total net increase		$ 803,783,511		$ 1,879,358,603

411

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
Baird Aggregate Bond Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	703,289,720	$6,963,903,643	1,384,959,440(1)	$13,627,501,011(1)
Shares issued to shareholders in reinvestment of distributions	102,015,721	1,006,371,961	203,205,160	2,003,092,560
Shares redeemed	(507,571,523)	(5,021,140,317)	(1,225,448,623)	(12,077,340,783)
Net increase	297,733,918	$2,949,135,287	362,715,977	$3,553,252,788
Shares Outstanding:
Beginning of period	5,518,915,187		5,156,199,210
End of period	5,816,649,105		5,518,915,187

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	8,244,247	$85,095,560	23,660,038	$242,034,656
Shares issued to shareholders in reinvestment of distributions	1,322,488	13,618,796	3,291,223	33,772,344
Shares redeemed	(18,925,423)	(194,756,555)	(50,226,631)	(513,826,824)
Net decrease	(9,358,688)	$(96,042,199)	(23,275,370)	$(238,019,824)
Shares Outstanding:
Beginning of period	83,120,368		106,395,738
End of period	73,761,680		83,120,368
Total net increase		$ 2,853,093,088		$ 3,315,232,964

(1)	Includes a purchase in-kind transaction. See additional information contained in this Note.
Baird Core Plus Bond Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	640,762,669	$6,577,884,502	1,238,489,829	$ 12,643,183,685
Shares issued to shareholders in reinvestment of distributions	80,302,041	821,121,548	143,849,433	1,468,892,151
Shares redeemed	(412,303,028)	(4,237,354,311)	(776,925,308)	(7,908,170,323)
Net increase	308,761,682	$3,161,651,739	605,413,954	$6,203,905,513
Shares Outstanding:
Beginning of period	4,121,236,036		3,515,822,082
End of period	4,429,997,718		4,121,236,036

412

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	11,681,280	$126,450,655	22,094,558	$236,917,531
Shares issued to shareholders in reinvestment of distributions	1,871,942	20,180,586	4,002,703	42,995,850
Shares redeemed	(16,725,671)	(180,919,862)	(29,656,260)	(317,942,014)
Net decrease	(3,172,449)	$(34,288,621)	(3,558,999)	$(38,028,633)
Shares Outstanding:
Beginning of period	105,222,349		108,781,348
End of period	102,049,900		105,222,349
Total net increase		$ 3,127,363,118		$ 6,165,876,880

Baird Short-Term Municipal Bond Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	65,588,112	$664,549,790	101,965,481	$ 1,025,284,403
Shares issued to shareholders in reinvestment of distributions	2,948,914	29,789,318	4,549,094	45,714,120
Shares redeemed	(40,171,987)	(406,365,516)	(47,886,925)	(481,150,557)
Net increase	28,365,039	$287,973,592	58,627,650	$589,847,966
Shares Outstanding:
Beginning of period	198,096,855		139,469,205
End of period	226,461,894		198,096,855

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,013,022	$20,325,939	2,433,193	$24,478,577
Shares issued to shareholders in reinvestment of distributions	102,674	1,035,062	185,545	1,860,096
Shares redeemed	(985,105)	(9,949,660)	(2,867,047)	(28,818,999)
Net increase (decrease)	1,130,591	$11,411,341	(248,309)	$(2,480,326)
Shares Outstanding:
Beginning of period	6,668,404		6,916,713
End of period	7,798,995		6,668,404
Total net increase		$ 299,384,933		$ 587,367,640

413

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
Baird Strategic Municipal Bond Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	77,804,386	$810,886,648	169,702,129	$ 1,742,866,238
Shares issued to shareholders in reinvestment of distributions	4,705,113	48,931,200	6,388,168	65,645,373
Shares redeemed	(28,281,385)	(294,552,933)	(39,699,699)	(406,871,142)
Net increase	54,228,114	$565,264,915	136,390,598	$ 1,401,640,469
Shares Outstanding:
Beginning of period	277,996,364		141,605,766
End of period	332,224,478		277,996,364

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,726,885	$59,682,811	14,982,750	$153,726,246
Shares issued to shareholders in reinvestment of distributions	346,198	3,599,592	486,637	4,997,624
Shares redeemed	(3,679,493)	(38,300,843)	(4,766,770)	(48,802,178)
Net increase	2,393,590	$24,981,560	10,702,617	$109,921,692
Shares Outstanding:
Beginning of period	20,044,450		9,341,833
End of period	22,438,040		20,044,450
Total net increase		$ 590,246,475		$ 1,511,562,161

Baird Quality Intermediate Municipal Bond Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	10,267,512	$114,736,433	21,793,788	$240,216,171
Shares issued to shareholders in reinvestment of distributions	1,253,244	13,961,688	2,423,636	26,703,728
Shares redeemed	(11,295,124)	(126,159,658)	(22,571,681)	(248,333,521)
Net increase	225,632	$2,538,463	1,645,743	$18,586,378
Shares Outstanding:
Beginning of period	93,039,395		91,393,652
End of period	93,265,027		93,039,395

414

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	631,913	$7,259,760	1,118,688	$12,701,133
Shares issued to shareholders in reinvestment of distributions	72,401	829,841	138,194	1,565,373
Shares redeemed	(770,321)	(8,844,802)	(1,402,950)	(15,810,517)
Net decrease	(66,007)	$(755,201)	(146,068)	$(1,544,011)
Shares Outstanding:
Beginning of period	5,227,593		5,373,661
End of period	5,161,586		5,227,593
Total net increase		$1,783,262		$17,042,367

Baird Core Intermediate Municipal Bond Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	155,521,004	$ 1,617,786,897	256,365,296	$2,622,519,800
Shares issued to shareholders in reinvestment of distributions	8,717,152	90,387,116	14,185,832	145,306,207
Shares redeemed	(52,921,705)	(549,516,838)	(109,448,398)	(1,120,298,929)
Net increase	111,316,451	$ 1,158,657,175	161,102,730	$1,647,527,078
Shares Outstanding:
Beginning of period	542,925,766		381,823,036
End of period	654,242,217		542,925,766

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	4,353,141	$45,411,338	2,052,356	$21,044,877
Shares issued to shareholders in reinvestment of distributions	103,837	1,076,014	117,777	1,204,923
Shares redeemed	(1,421,539)	(14,753,455)	(1,660,925)	(16,947,590)
Net increase	3,035,439	$31,733,897	509,208	$5,302,210
Shares Outstanding:
Beginning of period	3,949,487		3,440,279
End of period	6,984,926		3,949,487
Total net increase		$ 1,190,391,072		$ 1,652,829,288

415

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
Baird Municipal Bond Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	29,496,188	$ 296,094,569	50,143,096	$493,984,039
Shares issued to shareholders in reinvestment of distributions	1,294,275	12,979,720	1,658,254	16,369,599
Shares redeemed	(7,399,816)	(74,297,657)	(11,309,902)	(111,189,211)
Net increase	23,390,647	$ 234,776,632	40,491,448	$399,164,427
Shares Outstanding:
Beginning of period	68,328,691		27,837,243
End of period	91,719,338		68,328,691

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,780,373	$17,914,351	2,375,009	$23,484,853
Shares issued to shareholders in reinvestment of distributions	36,550	366,172	71,893	707,666
Shares redeemed	(1,514,414)	(15,228,574)	(622,250)	(6,190,744)
Net increase	302,509	$3,051,949	1,824,652	$18,001,775
Shares Outstanding:
Beginning of period	3,008,714		1,184,062
End of period	3,311,223		3,008,714
Total net increase		$ 237,828,581		$ 417,166,202

Purchase In-Kind Transactions
During the year ended December 31, 2025, the Funds satisfied a purchase in-kind request made by a large institutional shareholder by transferring securities into the Baird Aggregate Bond Fund. The transfer was effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

	Year Ended December 31, 2025
Fund	Effective Date	Value of Securities Received	Shares Sold
Baird Aggregate Bond Fund - Institutional Class	March 27, 2025	$111,846,946	11,471,482

416

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments and any in-kind transactions) were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Baird Ultra Short Bond Fund	$1,092,269,141	$670,736,530	$3,074,814,227	$2,432,918,118
Baird Short-Term Bond Fund	5,182,482,407	5,034,305,759	2,516,381,297	1,641,439,910
Baird Intermediate Bond Fund	2,598,353,835	2,785,904,277	1,531,713,122	431,446,133
Baird Aggregate Bond Fund	8,571,146,660	7,535,311,431	5,108,929,067	3,139,891,194
Baird Core Plus Bond Fund	6,370,496,772	6,312,529,021	5,769,143,227	2,442,166,660
Baird Short-Term Municipal Bond Fund	159,141,602	118,739,844	508,997,571	251,579,316
Baird Strategic Municipal Bond Fund	267,483,695	197,577,344	1,043,217,311	446,091,049
Baird Quality Intermediate Municipal Bond Fund	9,851,758	14,882,813	125,980,757	126,260,001
Baird Core Intermediate Municipal Bond Fund	174,321,555	142,546,094	1,787,075,111	563,257,767
Baird Municipal Bond Fund	11,282,635	9,821,484	309,452,152	54,669,941

As of December 31, 2025, the components of distributable earnings (accumulated losses) for income tax purposes were as follows:

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$9,249,490,960	$11,880,244,486	$12,650,018,588	$57,496,298,546	$44,691,492,220
Gross unrealized appreciation	24,314,866	111,272,973	211,477,292	712,709,368	559,134,229
Gross unrealized depreciation	(1,290,232)	(16,469,881)	(110,736,365)	(2,340,259,696)	(1,510,256,816)
Net unrealized appreciation (depreciation)	23,024,634	94,803,092	100,740,927	(1,627,550,328)	(951,122,587)
Undistributed ordinary income	1,841,015	6,257,954	2,198,519	—	5,978,386
Distributable earnings	1,841,015	6,257,954	2,198,519	—	5,978,386
Other accumulated losses	(3,629,938)	(328,875,160)	(375,931,707)	(2,289,499,987)	(1,179,753,530)
Total distributable earnings (accumulated deficit)	$21,235,711	$(227,814,114)	$(272,992,261)	$(3,917,050,315)	$(2,124,897,731)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
Cost of investments	$2,028,786,935	$3,027,225,112	$1,083,836,782	$5,550,166,503	$697,636,206
Gross unrealized appreciation	19,489,139	45,841,517	13,498,218	81,129,254	12,015,284
Gross unrealized depreciation	(2,894,028)	(7,350,907)	(11,041,251)	(22,548,577)	(2,248,911)
Net unrealized appreciation	16,595,111	38,490,610	2,456,967	58,580,677	9,766,373
Undistributed tax-exempt income	728,095	1,207,459	350,664	2,132,085	295,416
Distributable earnings	728,095	1,207,459	350,664	2,132,085	295,416
Other accumulated losses	(74,296,449)	(6,103,382)	(58,345,742)	(70,299,274)	(873,094)
Total distributable earnings (accumulated deficit)	$(56,973,243)	$33,594,687	$(55,538,111)	$(9,586,512)	$9,188,695

417

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales. Wash sales and market discount accretion are recorded for book purposes but excluded from taxable income under the Internal Revenue Code de minimis exception.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.
For the year ended December 31, 2025, the following table shows the reclassifications made:

Fund	Total Distributable Earnings	Paid-in Capital
Baird Aggregate Bond Fund	$(2)	$2

Distributions to Shareholders
Each Fund generally pays dividends from net investment income monthly and distributes net realized capital gains annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
The tax components of distributions paid during the periods shown below were as follows:

	Six Months Ended June 30, 2026
Fund	Ordinary Income	Tax-Exempt Income	Total
Baird Ultra Short Bond Fund	$179,810,609	$—	$179,810,609
Baird Short-Term Bond Fund	241,609,972	—	241,609,972
Baird Intermediate Bond Fund	249,976,050	—	249,976,050
Baird Aggregate Bond Fund	1,121,195,424	—	1,121,195,424
Baird Core Plus Bond Fund	925,687,387	—	925,687,387
Baird Short-Term Municipal Bond Fund	—	36,791,888	36,791,888
Baird Strategic Municipal Bond Fund	—	60,989,457	60,989,457
Baird Quality Intermediate Municipal Bond Fund	—	16,903,122	16,903,122
Baird Core Intermediate Municipal Bond Fund	—	111,045,263	111,045,263
Baird Municipal Bond Fund	—	15,813,639	15,813,639

For the six months ended June 30, 2026, the table above reflects the estimated characterization of the distributions paid based on each Fund’s operating results for the period. The actual characterization of the distributions made during the year is not determined until after the end of the fiscal year.

	Year Ended December 31, 2025
Fund	Ordinary Income	Return of Capital	Tax-Exempt Income	Total
Baird Ultra Short Bond Fund	$397,151,578	$—	$—	$397,151,578
Baird Short-Term Bond Fund	488,022,065	—	—	488,022,065
Baird Intermediate Bond Fund	459,612,118	—	—	459,612,118
Baird Aggregate Bond Fund	2,233,022,990	2,430,989	—	2,235,453,979
Baird Core Plus Bond Fund	1,677,162,873	—	—	1,677,162,873
Baird Short-Term Municipal Bond Fund	900,051	—	56,874,241	57,774,292
Baird Strategic Municipal Bond Fund	2,670,410	—	79,670,147	82,340,557
Baird Quality Intermediate Municipal Bond Fund	584,550	—	31,821,670	32,406,220
Baird Core Intermediate Municipal Bond Fund	4,319,576	—	162,658,255	166,977,831
Baird Municipal Bond Fund	344,013	—	18,404,445	18,748,458

418

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
At December 31, 2025, no Funds deferred, on a tax basis, qualified late year losses.
At December 31, 2025, accumulated capital loss carryovers, if any, were as follows:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Ultra Short Bond Fund	$3,629,938	$—	Indefinitely	N/A
Baird Short-Term Bond Fund	168,204,614	160,670,546	Indefinitely	Indefinitely
Baird Intermediate Bond Fund	73,927,946	302,003,761	Indefinitely	Indefinitely
Baird Aggregate Bond Fund	435,688,573	1,853,811,414	Indefinitely	Indefinitely
Baird Core Plus Bond Fund	167,648,326	1,012,105,204	Indefinitely	Indefinitely
Baird Short-Term Municipal Bond Fund	24,347,624	49,948,825	Indefinitely	Indefinitely
Baird Strategic Municipal Bond Fund	644,182	5,459,200	Indefinitely	Indefinitely
Baird Quality Intermediate Municipal Bond Fund	11,984,950	46,360,793	Indefinitely	Indefinitely
Baird Core Intermediate Municipal Bond Fund	22,442,922	47,856,352	Indefinitely	Indefinitely
Baird Municipal Bond Fund	—	873,094	N/A	Indefinitely

During the year ended December 31, 2025, the Funds utilized capital loss carryovers as follows:

	Capital Loss Carryover Utilized
Fund	Short-term	Long-term
Baird Ultra Short Bond Fund	$13,340,592	$—
Baird Short-Term Bond Fund	22,363,109	27,359,295
Baird Intermediate Bond Fund	2,897,272	5,079,981
Baird Aggregate Bond Fund	28,031,718	—
Baird Core Plus Bond Fund	28,309,640	—
Baird Short-Term Municipal Bond Fund	530,698	—
Baird Strategic Municipal Bond Fund	—	957,223
Baird Municipal Bond Fund	—	148,895

5. INVESTMENT ADVISORY, OTHER AGREEMENTS AND RELATED PARTY TRANSACTIONS
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for each Fund as applied to the respective Fund’s average daily net assets.
For the Baird Ultra Short Bond Fund, the Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2027. The agreement may only be terminated prior to the end of this term by or with the consent of the Board.
For the six months ended June 30, 2026, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Company on behalf of the Baird Ultra Short Bond Fund:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$6,964,440

These fees are not subject to recoupment by the Advisor.
The Funds have entered into an Administration Agreement with Baird. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the

419

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
12b-1 plan, costs related to portfolio securities transactions and other excluded expenses, such as borrowing costs and extraordinary or non-recurring expenses. Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for each Fund as applied to the respective Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.
Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.
No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Funds for the six months ended June 30, 2026.
The Funds may use related party broker-dealers. For the six months ended June 30, 2026, there were no brokerage commissions paid to broker-dealers affiliated with the Advisor. The Advisor or its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.
The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor. For the six months ended June 30, 2026, the Funds purchased the following amounts of such securities:

Purchases
Baird Aggregate Bond Fund	$42,200,000
Baird Core Plus Bond Fund	42,200,000
Baird Short-Term Municipal Bond Fund	2,000,000
Baird Strategic Municipal Bond Fund	3,000,000
Baird Quality Intermediate Municipal Bond Fund	7,250,000

Certain officers and employees of the Advisor are also officers and a director of the Funds.
6. LINE OF CREDIT
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions or other permissible borrowing needs. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $1,250,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of 1.00% and the Prime Rate minus 2.00%. As of June 30, 2026, the Prime Rate was 6.75%. The LOC matures on June 28, 2027, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.
No borrowings occurred for the Funds during the six months ended June 30, 2026 nor were any borrowings outstanding for the Funds under the LOC as of June 30, 2026.
7. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class shares.

420

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
For the six months ended June 30, 2026, the Funds’ Investor Class shares incurred fees pursuant to the Plan as follows:

Fund
Baird Ultra Short Bond Fund	$98,257
Baird Short-Term Bond Fund	162,850
Baird Intermediate Bond Fund	226,404
Baird Aggregate Bond Fund	992,577
Baird Core Plus Bond Fund	1,388,805
Baird Short-Term Municipal Bond Fund	90,831
Baird Strategic Municipal Bond Fund	277,344
Baird Quality Intermediate Municipal Bond Fund	75,005
Baird Core Intermediate Municipal Bond Fund	81,528
Baird Municipal Bond Fund	41,568

8. OTHER DERIVATIVES INFORMATION
As a principal investment strategy, the Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk. The Fund’s market risk related to its derivatives trading is influenced by a wide variety of factors, including the level and volatility of interest rates, the market value of futures contracts, the diversification effects among the Fund’s open positions and the liquidity of the markets in which it trades.
The Baird Strategic Municipal Bond Fund had no outstanding futures contracts at June 30, 2026.
Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.
The following table presents the results of the derivatives trading and information related to volume for the six months ended June 30, 2026 for the Baird Strategic Municipal Bond Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

Fund and Type of Derivatives Instrument	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
Baird Strategic Municipal Bond Fund
Interest rate	$ 1,452,188	$ —
Total U.S. Treasury futures contracts	$1,452,188	$—

The average monthly notional amount is shown as an indicator of volume. The Funds calculate notional value for futures contracts as the number of open contracts multiplied by contract size multiplied by the price of the underlying security or asset. The average monthly notional amounts during the six months ended June 30, 2026 were:

	Average Notional Amount
	Purchase Contracts	Sale Contracts
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts	$19,578,404	$—

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

421

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)
9. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events after June 30, 2026. There were no subsequent events since June 30, 2026, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

422

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies. (Unaudited)
Pursuant to an Administration Agreement discussed in Note 5 and in the Funds’ Statement of Additional Information, the Advisor assumes and pays all compensation payable to the Directors for overseeing the Funds. Therefore, a separate line item for “Director fees” is not included in the Funds’ Statements of Operations.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)
Not applicable for the period covered by this report.

423

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 219252
Kansas City, MO 64121
1-866-442-2473

Board of Directors
Darren R. Jackson
Leonard R. (Randy) Johnson
David J. Lubar
Cory L. Nettles
Marlyn J. Spear (Chair)
Mary Ellen Stanek

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 East Wisconsin Avenue, Suite 210
Milwaukee, WI 53202

Core Financial Statements and Other Information
Baird Funds

June 30, 2026 (Unaudited)

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies
BAIRD MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 9.7%
Curtiss-Wright Corp.	16,342	$12,383,314
FTAI Aviation Ltd.	49,480	13,385,824
HEICO Corp.	42,814	15,249,919
Woodward, Inc.	49,008	20,849,963
		61,869,020
Beverages - 1.3%
Brown-Forman Corp. - Class B	307,920	8,206,068
Broadline Retail - 1.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)	103,876	7,985,987
Building Products - 1.2%
Lennox International, Inc.	13,455	7,709,042
Capital Markets - 2.3%
MSCI, Inc.	26,157	14,648,966
Commercial Services & Supplies - 1.6%
Rollins, Inc.	238,966	9,974,441
Construction & Engineering - 1.9%
EMCOR Group, Inc.	15,064	12,501,312
Consumer Staples Distribution & Retail - 2.1%
Casey’s General Stores, Inc.	17,077	13,572,629
Electrical Equipment - 4.2%
Hubbell, Inc.	31,948	16,715,193
Vertiv Holdings Co. - Class A	30,601	10,245,827
		26,961,020
Electronic Equipment, Instruments & Components - 3.7%
CDW Corp.	82,076	11,543,169
Littelfuse, Inc.	26,525	12,077,628
		23,620,797
Entertainment - 1.9%
Live Nation Entertainment, Inc.(a)	66,714	12,216,001
Ground Transportation - 6.4%
Knight-Swift Transportation Holdings, Inc.	145,395	11,321,909
TFI International, Inc.	84,473	12,127,788
XPO, Inc.(a)	84,613	17,370,203
		40,819,900
Health Care Equipment & Supplies - 7.7%
Align Technology, Inc.(a)	65,944	11,122,115
Dexcom, Inc.(a)	153,899	10,365,098
IDEXX Laboratories, Inc.(a)	18,616	9,800,207

	Shares	Value
Insulet Corp.(a)	57,406	$8,740,063
Medline, Inc.(a)	229,256	9,041,857
		49,069,340
Health Care Technology - 2.2%
Veeva Systems, Inc. - Class A(a)	79,574	14,121,998
Hotels, Restaurants & Leisure - 8.9%
Cava Group, Inc.(a)	166,041	13,030,898
Churchill Downs, Inc.	85,243	7,641,182
DoorDash, Inc. - Class A(a)	41,362	7,632,530
Dutch Bros, Inc. - Class A(a)	228,101	16,379,933
Hilton Worldwide Holdings, Inc.	36,655	12,113,011
		56,797,554
IT Services - 3.0%
Twilio, Inc. - Class A(a)	92,644	19,115,236
Life Sciences Tools & Services - 6.5%
Illumina, Inc.(a)	107,078	18,827,525
Repligen Corp.(a)	84,718	11,558,924
West Pharmaceutical Services, Inc.	30,549	10,967,091
		41,353,540
Oil, Gas & Consumable Fuels - 2.0%
Viper Energy, Inc. - Class A	295,410	12,525,384
Passenger Airlines - 2.0%
Delta Air Lines, Inc.	135,457	12,686,903
Professional Services - 4.7%
Broadridge Financial Solutions, Inc.	62,655	8,580,603
UL Solutions, Inc.	130,278	13,270,117
Verisk Analytics, Inc.	44,791	8,041,328
		29,892,048
Semiconductors & Semiconductor Equipment - 3.7%
Monolithic Power Systems, Inc.	7,681	10,617,907
Teradyne, Inc.	26,584	12,862,403
		23,480,310
Software - 4.5%
Datadog, Inc. - Class A(a)	55,989	14,577,296
Descartes Systems Group, Inc.(a)	96,038	6,649,671
Tyler Technologies, Inc.(a)	25,317	7,404,210
		28,631,177
Specialty Retail - 5.8%
Burlington Stores, Inc.(a)	27,942	8,852,025
Floor & Decor Holdings, Inc. - Class A(a)	176,172	10,457,570
Victoria’s Secret & Co.(a)	211,252	17,635,317
		36,944,912

The accompanying notes are an integral part of these financial statements.

1

BAIRD MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Textiles, Apparel & Luxury Goods - 3.9%
Crocs, Inc.(a)	90,772	$10,950,734
Kontoor Brands, Inc.	170,695	14,225,721
		25,176,455
Trading Companies & Distributors - 5.1%
Fastenal Co.	362,894	17,429,799
Ferguson Enterprises, Inc.	62,987	14,948,705
		32,378,504
TOTAL COMMON STOCKS (Cost $462,982,926)		622,258,544
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.1%
First American Government Obligations Fund - Class U, 3.59%(b)	13,553,612	13,553,612
TOTAL MONEY MARKET FUNDS (Cost $13,553,612)		13,553,612
TOTAL INVESTMENTS - 99.6% (Cost $476,536,538)		$635,812,156
Other Assets in Excess of Liabilities - 0.4%		2,647,477
TOTAL NET ASSETS - 100.0%		$638,459,633

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

BAIRD MID CAP GROWTH FUND
SUMMARY OF FAIR VALUE DISCLOSURE
as of June 30, 2026 (Unaudited)
Baird Mid Cap Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$622,258,544	$—	$—	$622,258,544
Money Market Funds	13,553,612	—	—	13,553,612
Total Investments	$635,812,156	$—	$—	$635,812,156

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

3

BAIRD SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 10.7%
BWX Technologies, Inc.	7,091	$1,380,263
Curtiss-Wright Corp.	3,244	2,458,174
FTAI Aviation Ltd.	7,351	1,988,666
MDA Space Ltd.(a)	18,890	779,779
Woodward, Inc.	3,986	1,695,804
		8,302,686
Automobile Components - 0.9%
XPEL, Inc.(a)	14,432	715,827
Beverages - 0.9%
Vita Coco Co., Inc.(a)	10,927	722,712
Biotechnology - 9.4%
Alkermes PLC(a)	23,523	1,232,488
Ascendis Pharma AS(a)	4,838	1,290,391
Neurocrine Biosciences, Inc.(a)	14,664	2,471,397
Twist Bioscience Corp.(a)	22,483	2,313,051
		7,307,327
Broadline Retail - 0.9%
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,688	667,934
Building Products - 4.5%
AAON, Inc.	8,718	1,105,965
Modine Manufacturing Co.(a)	4,100	1,094,782
Simpson Manufacturing Co., Inc.	6,119	1,281,013
		3,481,760
Capital Markets - 1.2%
Houlihan Lokey, Inc.	6,991	937,703
Construction & Engineering - 1.4%
Centuri Holdings, Inc.(a)	37,160	1,123,718
Consumer Finance - 0.9%
SoFi Technologies, Inc.(a)	38,953	698,427
Consumer Staples Distribution & Retail - 1.8%
Casey’s General Stores, Inc.	1,760	1,398,830
Electrical Equipment - 1.6%
Generac Holdings, Inc.(a)	4,122	1,206,963
Electronic Equipment, Instruments & Components - 5.8%
Fabrinet(a)	2,168	1,218,590
Jabil, Inc.	4,185	1,613,234
Littelfuse, Inc.	3,604	1,641,009
		4,472,833
Financial Services - 3.2%
Affirm Holdings, Inc.(a)	16,351	1,333,424
Equitable Holdings, Inc.	26,051	1,143,118
		2,476,542

	Shares	Value
Ground Transportation - 4.6%
Knight-Swift Transportation Holdings, Inc.	16,888	$1,315,069
TFI International, Inc.	7,278	1,044,902
XPO, Inc.(a)	5,845	1,199,920
		3,559,891
Health Care Equipment & Supplies - 5.7%
Align Technology, Inc.(a)	5,656	953,941
Dexcom, Inc.(a)	14,462	974,016
Glaukos Corp.(a)	10,698	1,495,152
Insulet Corp.(a)	6,598	1,004,546
		4,427,655
Health Care Providers & Services - 2.6%
Alignment Healthcare, Inc.(a)	46,590	1,109,308
HealthEquity, Inc.(a)	10,081	910,516
		2,019,824
Health Care Technology - 0.9%
Waystar Holding Corp.(a)	34,722	712,843
Hotels, Restaurants & Leisure - 5.5%
Cava Group, Inc.(a)	20,068	1,574,937
Churchill Downs, Inc.	7,910	709,052
Dutch Bros, Inc. - Class A(a)	28,094	2,017,430
		4,301,419
Insurance - 1.1%
Kinsale Capital Group, Inc.	2,546	839,696
IT Services - 2.5%
Twilio, Inc. - Class A(a)	9,214	1,901,125
Life Sciences Tools & Services - 3.2%
Illumina, Inc.(a)	8,031	1,412,091
Repligen Corp.(a)	8,031	1,095,749
		2,507,840
Machinery - 1.3%
Federal Signal Corp.	7,880	1,012,501
Oil, Gas & Consumable Fuels - 1.4%
Viper Energy, Inc. - Class A	25,548	1,083,235
Pharmaceuticals - 2.9%
Axsome Therapeutics, Inc.(a)	4,598	1,125,452
Tarsus Pharmaceuticals, Inc.(a)	17,575	1,106,171
		2,231,623
Professional Services - 2.2%
UL Solutions, Inc.	16,988	1,730,398
Semiconductors & Semiconductor Equipment - 5.7%
Lattice Semiconductor Corp.(a)	11,025	1,686,384
MACOM Technology Solutions Holdings, Inc.(a)	4,138	1,573,971
Rambus, Inc.(a)	8,701	1,154,971
		4,415,326

The accompanying notes are an integral part of these financial statements.

4

BAIRD SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 3.3%
Agilysys, Inc.(a)	7,465	$780,092
Descartes Systems Group, Inc.(a)	12,078	836,281
ServiceTitan, Inc. - Class A(a)	13,841	978,697
		2,595,070
Specialized REITs - 1.7%
National Storage Affiliates Trust	29,688	1,320,225
Specialty Retail - 5.5%
Boot Barn Holdings, Inc.(a)	8,091	1,329,109
Floor & Decor Holdings, Inc. - Class A(a)	14,321	850,094
Victoria’s Secret & Co.(a)	24,767	2,067,549
		4,246,752
Textiles, Apparel & Luxury Goods - 3.7%
Crocs, Inc.(a)	10,043	1,211,588
Kontoor Brands, Inc.	19,942	1,661,966
		2,873,554
TOTAL COMMON STOCKS (Cost $60,252,862)		75,292,239
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.5%
First American Government Obligations Fund - Class U, 3.59%(b)	2,700,214	2,700,214
TOTAL MONEY MARKET FUNDS (Cost $2,700,214)		2,700,214
TOTAL INVESTMENTS - 100.5% (Cost $62,953,076)		$77,992,453
Liabilities in Excess of Other Assets - (0.5)%		(424,326)
TOTAL NET ASSETS - 100.0%		$77,568,127

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

BAIRD SMALL/MID CAP GROWTH FUND
SUMMARY OF FAIR VALUE DISCLOSURE
as of June 30, 2026 (Unaudited)
Baird Small/Mid Cap Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$75,292,239	$—	$—	$75,292,239
Money Market Funds	2,700,214	—	—	2,700,214
Total Investments	$77,992,453	$—	$—	$77,992,453

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

6

BAIRD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.7%
Aerospace & Defense - 3.6%
Cadre Holdings, Inc.	96,462	$2,750,132
Automobiles - 1.2%
Rivian Automotive, Inc. - Class A(a)	55,566	964,070
Building Products - 4.1%
Hayward Holdings, Inc.(a)	184,896	3,200,550
Chemicals - 3.5%
Neo Performance Materials, Inc.	102,552	2,688,442
Construction & Engineering - 2.5%
Valmont Industries, Inc.	3,322	1,918,787
Electrical Equipment - 1.0%
NuScale Power Corp.(a)	77,078	773,092
Electronic Equipment, Instruments & Components - 5.8%
Novanta, Inc.(a)	12,787	2,074,563
Teledyne Technologies, Inc.(a)	3,574	2,383,500
		4,458,063
Energy Equipment & Services - 6.6%
Halliburton Co.	39,711	1,348,189
Oceaneering International, Inc.(a)	58,536	2,371,879
Solaris Energy Infrastructure, Inc.	17,127	1,378,038
		5,098,106
Entertainment - 1.5%
Madison Square Garden Sports Corp.(a)	2,806	1,127,563
Financial Services - 3.1%
Chime Financial, Inc. - Class A(a)	116,562	2,387,190
Health Care Equipment & Supplies - 6.5%
LivaNova PLC(a)	32,705	2,689,332
Merit Medical Systems, Inc.(a)	33,743	2,339,740
		5,029,072
Health Care Providers & Services - 9.9%
HealthEquity, Inc.(a)	39,006	3,523,022
NeoGenomics, Inc.(a)	282,780	4,125,760
		7,648,782
Hotels, Restaurants & Leisure - 12.7%
Norwegian Cruise Line Holdings Ltd.(a)(e)	162,791	3,436,518
Papa John’s International, Inc.	25,179	925,832
Sportradar Group AG - Class A(a)	271,984	4,071,600
Sweetgreen, Inc. - Class A(a)	157,886	1,390,976
		9,824,926
Leisure Products - 0.7%
Clarus Corp.	160,005	504,016
Machinery - 5.1%
RBC Bearings, Inc.(a)(b)	6,175	3,977,071
Media - 0.4%
EchoStar Corp. - Class A(a)	2,816	285,824

	Shares	Value
Semiconductors & Semiconductor Equipment - 3.3%
Astera Labs, Inc.(a)	5,297	$2,558,557
Software - 11.2%
BILL Holdings, Inc.(a)(b)	87,562	3,166,242
NCR Voyix Corp.(a)(e)	674,577	5,511,294
		8,677,536
Specialty Retail - 1.0%
American Eagle Outfitters, Inc.	44,645	767,894
TOTAL COMMON STOCKS (Cost $53,770,197)		64,639,673
EXCHANGE TRADED FUNDS - 4.0%
State Street SPDR S&P Biotech ETF	19,269	3,049,319
TOTAL EXCHANGE TRADED FUNDS (Cost $1,675,625)		3,049,319

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.3%
Call Options - 0.3%(c)(d)
NCR Voyix Corp.(e)
Expiration: 12/18/2026; Exercise Price: $10.00	$490,200	600	87,600
Expiration: 12/18/2026; Exercise Price: $12.50	695,267	851	76,590
NeoGenomics, Inc., Expiration: 12/18/2026; Exercise Price: $10.00	55,442	38	19,380
Norwegian Cruise Line Holdings Ltd., Expiration: 09/18/2026; Exercise Price: $21.00(e)	732,517	347	77,381
TOTAL PURCHASED OPTIONS (Cost $221,558)			260,951
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 12.1%
First American Government Obligations Fund - Class U, 3.59%(f)		9,358,325	9,358,325
TOTAL MONEY MARKET FUNDS (Cost $9,358,325)			9,358,325
TOTAL INVESTMENTS - 100.1% (Cost $65,025,705)			$77,308,268
Liabilities in Excess of Other Assets - (0.1)%			(54,167)
TOTAL NET ASSETS - 100.0%			$77,254,101

The accompanying notes are an integral part of these financial statements.

7

BAIRD EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of June 30, 2026 was $4,351,490.
(c)	100 shares per contract.
(d)	Exchange-traded.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

8

BAIRD EQUITY OPPORTUNITY FUND
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Call Options - (0.0)%(a)(b)(c)
NCR Voyix Corp., Expiration: 12/18/2026; Exercise Price: $17.50	$(275,329)	(337)	$(15,165)
Norwegian Cruise Line Holdings Ltd., Expiration: 09/18/2026; Exercise Price: $26.00	(732,517)	(347)	(22,208)
TOTAL WRITTEN OPTIONS (Premiums received $17,221)			$(37,373)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

9

BAIRD EQUITY OPPORTUNITY FUND
SUMMARY OF FAIR VALUE DISCLOSURE
as of June 30, 2026 (Unaudited)
Baird Equity Opportunity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$64,639,673	$—	$—	$64,639,673
Exchange Traded Funds	3,049,319	—	—	3,049,319
Purchased Options	260,951	—	—	260,951
Money Market Funds	9,358,325	—	—	9,358,325
Total Investments	$77,308,268	$—	$—	$77,308,268
Liabilities:
Investments:
Written Options	$(37,373)	$—	$—	$(37,373)
Total Investments	$(37,373)	$—	$—	$(37,373)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

10

BAIRD CHAUTAUQUA INTERNATIONAL GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Canada - 10.5%
Ground Transportation - 3.7%
Canadian Pacific Kansas City Ltd.	555,017	$48,092,223
Independent Power and Renewable Electricity Producers - 3.5%
Brookfield Renewable Corp.	1,224,360	45,448,243
Software - 3.3%
Constellation Software, Inc.	22,897	43,105,934
Total Canada		136,646,400
China - 12.2%
Broadline Retail - 5.8%
Alibaba Group Holding Ltd. - ADR	372,213	35,725,004
Prosus NV	918,773	39,923,860
		75,648,864
Life Sciences Tools & Services - 3.1%
Wuxi Biologics Cayman, Inc.(a)(b)	9,164,241	40,758,480
Real Estate Management & Development - 3.3%
KE Holdings, Inc. - ADR	2,971,338	43,173,541
Total China		159,580,885
Denmark - 5.8%
Biotechnology - 3.9%
Genmab AS(a)	185,572	50,875,000
Health Care Equipment & Supplies - 1.9%
Coloplast AS - Class B	445,835	25,392,256
Total Denmark		76,267,256
France - 4.1%
Aerospace & Defense - 4.1%
Safran SA	136,212	53,678,381
Hong Kong - 1.4%
Insurance - 1.4%
AIA Group Ltd.	2,013,236	18,431,648
Italy - 2.8%
Passenger Airlines - 2.8%
Ryanair Holdings PLC - ADR	564,666	36,562,123
Japan - 15.4%
Automobiles - 2.1%
Suzuki Motor Corp.	2,263,426	27,377,806
Electronic Equipment, Instruments & Components - 5.3%
Keyence Corp.	135,876	68,683,601

	Shares	Value
Machinery - 4.0%
FANUC Corp.	1,135,231	$52,272,975
Professional Services - 4.0%
Recruit Holdings Co. Ltd.	752,020	52,324,779
Total Japan		200,659,161
Netherlands - 9.1%
Financial Services - 2.5%
Adyen NV(a)(b)	34,949	32,786,149
Semiconductors & Semiconductor Equipment - 6.6%
ASML Holding NV	43,067	85,679,213
Total Netherlands		118,465,362
Singapore - 7.7%
Banks - 4.6%
DBS Group Holdings Ltd.	1,189,734	60,241,943
Broadline Retail - 3.1%
Sea Ltd. - ADR(a)	421,061	40,350,276
Total Singapore		100,592,219
Switzerland - 5.1%
Pharmaceuticals - 2.6%
Galderma Group AG	151,923	34,554,520
Software - 2.5%
Temenos AG	391,581	32,035,276
Total Switzerland		66,589,796
Taiwan, Province of China - 10.0%
Semiconductors & Semiconductor Equipment - 10.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	272,454	130,115,857
United Kingdom - 1.9%
Capital Markets - 1.9%
3i Group PLC	735,870	24,198,340
United States - 10.9%
Biotechnology - 3.9%
BeOne Medicines Ltd. - ADR(a)	179,205	51,068,049
Commercial Services & Supplies - 5.2%
Waste Connections, Inc.	402,128	67,030,716
Textiles, Apparel & Luxury Goods - 1.8%
Lululemon Athletica, Inc.(a)	205,854	23,504,410
Total United States		141,603,175
TOTAL COMMON STOCKS (Cost $884,018,973)		1,263,390,603

The accompanying notes are an integral part of these financial statements.

11

BAIRD CHAUTAUQUA INTERNATIONAL GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Contracts	Value
WARRANTS - 0.0%(c)
Canada - 0.0%(c)
Software - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(d)	14,550	$0
TOTAL WARRANTS (Cost $0)		0
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.0%
First American Government Obligations Fund - Class U, 3.59%(e)	39,072,154	39,072,154
TOTAL MONEY MARKET FUNDS (Cost $39,072,154)		39,072,154
TOTAL INVESTMENTS - 99.9% (Cost $923,091,127)		$1,302,462,757
Other Assets in Excess of Liabilities - 0.1%		1,750,161
TOTAL NET ASSETS - 100.0%		$1,304,212,918

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $73,544,629 or 5.6% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee (See Note 2). These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

12

BAIRD CHAUTAUQUA INTERNATIONAL GROWTH FUND
SUMMARY OF FAIR VALUE DISCLOSURE
as of June 30, 2026 (Unaudited)
Baird Chautauqua International Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$649,855,589	$613,535,014	$—	$1,263,390,603
Warrants	—	—	—(a)	—(a)
Money Market Funds	39,072,154	—	—	39,072,154
Total Investments	$688,927,743	$613,535,014	$—(a)	$1,302,462,757

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Amount is less than $0.50.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

13

BAIRD CHAUTAUQUA GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Canada - 7.5%
Ground Transportation - 2.7%
Canadian Pacific Kansas City Ltd.	137,872	$11,946,609
Independent Power and Renewable Electricity Producers - 2.2%
Brookfield Renewable Corp.	270,798	10,052,022
Software - 2.6%
Constellation Software, Inc.	6,111	11,504,579
Total Canada		33,503,210
China - 8.0%
Broadline Retail - 3.8%
Alibaba Group Holding Ltd. - ADR	77,421	7,430,868
Prosus NV	225,207	9,786,022
		17,216,890
Life Sciences Tools & Services - 2.1%
Wuxi Biologics Cayman, Inc.(a)(b)	2,089,366	9,292,573
Real Estate Management & Development - 2.1%
KE Holdings, Inc. - ADR	645,139	9,373,870
Total China		35,883,333
Denmark - 4.1%
Biotechnology - 2.9%
Genmab AS(a)	47,802	13,105,030
Health Care Equipment & Supplies - 1.2%
Coloplast AS - Class B	90,468	5,152,549
Total Denmark		18,257,579
France - 3.3%
Aerospace & Defense - 3.3%
Safran SA	37,778	14,887,542
Hong Kong - 1.0%
Insurance - 1.0%
AIA Group Ltd.	510,553	4,674,233
Italy - 2.1%
Passenger Airlines - 2.1%
Ryanair Holdings PLC - ADR	143,815	9,312,021
Japan - 9.2%
Automobiles - 1.5%
Suzuki Motor Corp.	567,318	6,862,129
Electronic Equipment, Instruments & Components - 2.5%
Keyence Corp.	22,138	11,190,479

	Shares	Value
Machinery - 2.6%
FANUC Corp.	248,220	$11,429,566
Professional Services - 2.6%
Recruit Holdings Co. Ltd.	170,375	11,854,518
Total Japan		41,336,692
Netherlands - 7.3%
Financial Services - 1.9%
Adyen NV(a)(b)	8,834	8,287,300
Semiconductors & Semiconductor Equipment - 5.4%
ASML Holding NV	12,255	24,380,587
Total Netherlands		32,667,887
Singapore - 5.3%
Banks - 3.2%
DBS Group Holdings Ltd.	288,048	14,585,253
Broadline Retail - 2.1%
Sea Ltd. - ADR(a)	97,287	9,323,013
Total Singapore		23,908,266
Switzerland - 3.3%
Pharmaceuticals - 2.1%
Galderma Group AG	41,272	9,387,217
Software - 1.2%
Temenos AG	63,429	5,189,132
Total Switzerland		14,576,349
Taiwan, Province of China - 6.3%
Semiconductors & Semiconductor Equipment - 6.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	58,982	28,168,034
United Kingdom - 1.4%
Capital Markets - 1.4%
3i Group PLC	190,750	6,272,621
United States - 39.6%(c)
Biotechnology - 9.7%
BeOne Medicines Ltd. - ADR(a)	45,756	13,039,087
Incyte Corp.(a)	174,406	19,770,664
Regeneron Pharmaceuticals, Inc.	17,183	10,714,288
		43,524,039
Broadline Retail - 3.7%
Amazon.com, Inc.(a)	69,752	16,624,692
Capital Markets - 3.6%
Charles Schwab Corp.	176,190	16,257,051

The accompanying notes are an integral part of these financial statements.

14

BAIRD CHAUTAUQUA GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Commercial Services & Supplies - 3.7%
Waste Connections, Inc.	98,257	$16,378,459
Financial Services - 4.0%
Mastercard, Inc. - Class A	34,714	17,829,111
Interactive Media & Services - 4.2%
Alphabet, Inc. - Class A	52,915	18,910,234
Semiconductors & Semiconductor Equipment - 5.9%
Micron Technology, Inc.	8,857	10,223,546
NVIDIA Corp.	60,942	12,193,885
Universal Display Corp.	45,388	3,930,147
		26,347,578
Specialty Retail - 3.5%
TJX Cos., Inc.	102,274	15,494,511
Textiles, Apparel & Luxury Goods - 1.3%
Lululemon Athletica, Inc.(a)	49,210	5,618,798
Total United States		176,984,473
TOTAL COMMON STOCKS (Cost $305,437,589)		440,432,240
	Contracts
WARRANTS - 0.0%(d)
Canada - 0.0%(d)
Software - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(e)	5,137	0
TOTAL WARRANTS (Cost $0)		0
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.6%
First American Government Obligations Fund - Class U, 3.59%(f)	7,020,637	7,020,637
TOTAL MONEY MARKET FUNDS (Cost $7,020,637)		7,020,637
TOTAL INVESTMENTS - 100.0% (Cost $312,458,226)		$447,452,877
Liabilities in Excess of Other Assets - (0.0)%(d)		(84,002)
TOTAL NET ASSETS - 100.0%		$447,368,875

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $17,579,873 or 3.9% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee (See Note 2). These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

15

BAIRD CHAUTAUQUA GLOBAL GROWTH FUND
SUMMARY OF FAIR VALUE DISCLOSURE
as of June 30, 2026 (Unaudited)
Baird Chautauqua Global Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$298,476,076	$141,956,164	$—	$440,432,240
Warrants	—	—	—(a)	—(a)
Money Market Funds	7,020,637	—	—	7,020,637
Total Investments	$305,496,713	$141,956,164	$—(a)	$447,452,877

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Amount is less than $0.50.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s core financial statements. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

16

BAIRD FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund
ASSETS:
Investments, at value (cost $476,536,538, $62,953,076, and $65,025,705, respectively)	$635,812,156	$77,992,453	$77,308,268
Dividends receivable	324,361	14,928	25,341
Receivable for investments sold	16,939,795	1,524,926	—
Receivable for Fund shares sold	78,956	50,921	27,226
Prepaid expenses and other assets	37,317	28,049	35,556
Total assets	653,192,585	79,611,277	77,396,391
LIABILITIES:
Written option contracts, at value (premiums received $0, $0, and $17,221, respectively)	—	—	37,373
Payable for investments purchased	12,841,308	1,955,781	—
Payable for Fund shares redeemed	1,272,465	2,750	—
Payable to Advisor, net (Note 5)	391,024	31,246	51,078
Payable to Directors	27,075	27,075	27,075
Accrued fund accounting and administration fees	20,188	6,827	6,525
Accrued shareholder servicing fees	98,119	5,657	4,526
Accrued professional fees	8,257	8,257	8,752
Accrued custody fees	2,479	937	2,970
Accrued Rule 12b-1 fees (Note 7)	44,794	693	483
Accrued expenses and other liabilities	27,243	3,927	3,508
Total liabilities	14,732,952	2,043,150	142,290
NET ASSETS	$638,459,633	$77,568,127	$77,254,101
Net Assets Consist of:
Paid-in capital	$295,045,571	$75,778,157	$63,848,748
Total distributable earnings	343,414,062	1,789,970	13,405,353
Net assets	$638,459,633	$77,568,127	$77,254,101
Institutional Class Shares
Net Assets	$583,707,501	$77,463,574	$77,250,669
Shares outstanding ($0.01 par value, unlimited shares authorized)	28,069,153	4,391,762	4,950,247
Net asset value, offering and redemption price per share	$20.80	$17.64	$15.61
Investor Class Shares
Net Assets	$54,752,132	$104,553	$3,432
Shares outstanding ($0.01 par value, unlimited shares authorized)	2,967,829	6,061	223
Net asset value, offering and redemption price per share	$18.45	$17.25	$15.40

The accompanying notes are an integral part of these financial statements.

17

BAIRD FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited) (Continued)

	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
ASSETS:
Investments, at value (cost $923,091,127 and $312,458,226, respectively)	$1,302,462,757	$447,452,877
Foreign currency, at value (cost $998,327 and $189,789, respectively)	994,427	189,050
Dividends receivable	2,298,669	499,238
Receivable for Fund shares sold	646,745	19,395
Prepaid expenses and other assets	61,066	30,205
Total assets	1,306,463,664	448,190,765
LIABILITIES:
Payable for Fund shares redeemed	1,236,015	485,721
Payable to Advisor, net (Note 5)	821,557	258,917
Payable to Directors	27,075	27,075
Accrued fund accounting and administration fees	19,679	11,502
Accrued shareholder servicing fees	62,584	12,077
Accrued professional fees	9,298	9,298
Accrued custody fees	33,362	8,173
Accrued Rule 12b-1 fees (Note 7)	8,242	966
Accrued expenses and other liabilities	32,934	8,161
Total liabilities	2,250,746	821,890
NET ASSETS	$1,304,212,918	$447,368,875
Net Assets Consist of:
Paid-in capital	$977,430,761	$285,550,084
Total distributable earnings	326,782,157	161,818,791
Net assets	$1,304,212,918	$447,368,875
Institutional Class Shares
Net Assets	$1,289,497,379	$446,361,368
Shares outstanding ($0.01 par value, unlimited shares authorized)	60,535,768	15,683,134
Net asset value, offering and redemption price per share	$21.30	$28.46
Investor Class Shares
Net Assets	$14,715,539	$1,007,507
Shares outstanding ($0.01 par value, unlimited shares authorized)	695,839	35,872
Net asset value, offering and redemption price per share	$21.15	$28.09

The accompanying notes are an integral part of these financial statements.

18

BAIRD FUNDS, INC.
Statements of Operations
Six Months Ended June 30, 2026 (Unaudited)

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $0, $0, and $1,929, respectively) (Note 4)	$3,082,344	$272,125	$166,729
Other income	—	—	4,087
Total investment income	3,082,344	272,125	170,816
EXPENSES:
Investment advisory fees (Note 5)	2,795,942	314,555	449,282
Shareholder servicing fees	216,314	14,305	12,146
Directors fees	53,143	53,143	53,143
Federal and state registration fees	34,730	22,973	24,325
Fund accounting and administration fees	36,638	18,080	17,925
Professional fees	20,202	19,078	20,555
Reports to shareholders	29,910	3,194	3,033
Custody fees	5,182	3,200	10,729
Interest expense (Note 6)	2,158	4	—
Miscellaneous expenses	794	15	11
Rule 12b-1 fees - Investor Class Shares (Note 7)	90,677	123	4
Total expenses	3,285,690	448,670	591,153
Fee waiver by Advisor (Note 5)	(24,211)	(92,047)	(141,868)
Net expenses	3,261,479	356,623	449,285
Net investment loss	(179,135)	(84,498)	(278,469)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	148,542,082	4,047,692	3,086,028
Written option contracts	—	—	188,956
Foreign currency transactions	—	—	(55)
Net change in unrealized appreciation/depreciation on:
Investments	(83,843,617)	4,793,651	679,237
Written option contracts	—	—	(144,457)
Net realized and unrealized gain	64,698,465	8,841,343	3,809,709
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
	$64,519,330	$8,756,845	$3,531,240

The accompanying notes are an integral part of these financial statements.

19

BAIRD FUNDS, INC.
Statements of Operations
Six Months Ended June 30, 2026 (Unaudited) (Continued)

	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $1,551,985 and $300,486, respectively) (Note 4)
	$12,205,854	$2,849,042
Total investment income	12,205,854	2,849,042
EXPENSES:
Investment advisory fees (Note 5)	5,512,642	1,655,944
Shareholder servicing fees	185,116	27,952
Directors fees	53,143	53,143
Custody fees	76,152	21,855
Federal and state registration fees	59,509	26,775
Fund accounting and administration fees	49,981	29,486
Professional fees	20,118	20,118
Reports to shareholders	19,518	4,909
Interest expense (Note 6)	5,046	—
Miscellaneous expenses	4,884	4,600
Rule 12b-1 fees - Investor Class Shares (Note 7)	18,687	1,236
Total expenses	6,004,796	1,846,018
Fee waiver by Advisor (Note 5)	(105,958)	(78,441)
Net expenses	5,898,838	1,767,577
Net investment income	6,307,016	1,081,465
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments (net of foreign taxes paid of $254,221 and $83,543, respectively)	(60,178,929)	21,953,336
Foreign currency transactions	(269,778)	(80,792)
Net change in unrealized appreciation/depreciation on:
Investments	(7,359,994)	(16,417,043)
Deferred tax	—	43,877
Foreign currency translation	(49,029)	(7,704)
Net realized and unrealized gain (loss)	(67,857,730)	5,491,674
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
	$(61,550,714)	$6,573,139

The accompanying notes are an integral part of these financial statements.

20

BAIRD FUNDS, INC.
Statements of Changes in Net Assets

	Baird Mid Cap Growth Fund		Baird Small/Mid Cap Growth Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment loss	$(179,135)	$(2,497,248)	$(84,498)	$(342,479)
Net realized gain on investments	148,542,082	193,216,848	4,047,692	6,093,659
Net change in unrealized appreciation/ depreciation on investments	(83,843,617)	(327,501,006)	4,793,651	(21,546,522)
Net increase (decrease) in net assets resulting from operations	64,519,330	(136,781,406)	8,756,845	(15,795,342)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	40,981,974	186,597,353	7,569,954	13,067,080
Shares issued to holders in reinvestment of distributions	—	96,966,512	—	—
Cost of shares redeemed	(376,825,993)	(1,103,639,750)	(37,921,376)	(86,897,400)
Net decrease in net assets resulting from capital share transactions	(335,844,019)	(820,075,885)	(30,351,422)	(73,830,320)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	—	(96,039,173)	—	—
Investor Class	—	(10,552,390)	—	—
Total distributions to shareholders	—	(106,591,563)	—	—
Total decrease in net assets	(271,324,689)	(1,063,448,854)	(21,594,577)	(89,625,662)
NET ASSETS:
Beginning of period	909,784,322	1,973,233,176	99,162,704	188,788,366
End of period	$638,459,633	$909,784,322	$77,568,127	$99,162,704

The accompanying notes are an integral part of these financial statements.

21

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Equity Opportunity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment loss	$(278,469)	$(687,417)
Net realized gain on investments, written option contracts, and foreign currency transactions
	3,274,929	7,368,408
Net change in unrealized appreciation/depreciation on investments and written option contracts
	534,780	(4,393,463)
Net increase in net assets resulting from operations	3,531,240	2,287,528
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,143,195	11,408,970
Shares issued to holders in reinvestment of distributions	—	9,065,313
Cost of shares redeemed	(5,972,036)	(14,251,470)
Net increase (decrease) in net assets resulting from capital share transactions
	(1,828,841)	6,222,813
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	—	(9,109,940)
Investor Class	—	(388)
Total distributions to shareholders	—	(9,110,328)
Total increase (decrease) in net assets	1,702,399	(599,987)
NET ASSETS:
Beginning of period	75,551,702	76,151,689
End of period	$77,254,101	$75,551,702

The accompanying notes are an integral part of these financial statements.

22

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Chautauqua International Growth Fund		Baird Chautauqua Global Growth Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income	$6,307,016	$8,539,158	$1,081,465	$1,490,291
Net realized gain (loss) on investments and foreign currency transactions
	(60,448,707)	52,330,401	21,872,544	18,509,992
Net change in unrealized appreciation/ depreciation on investments, deferred tax, and foreign currency translation
	(7,409,023)	166,519,238	(16,380,870)	63,781,999
Net increase (decrease) in net assets resulting from operations	(61,550,714)	227,388,797	6,573,139	83,782,282
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	237,758,554	512,940,912	22,123,813	38,121,900
Shares issued to holders in reinvestment of distributions	—	25,896,252	—	13,472,351
Cost of shares redeemed	(427,806,504)	(198,080,089)	(34,038,930)	(36,287,128)
Net increase (decrease) in net assets resulting from capital share transactions
	(190,047,950)	340,757,075	(11,915,117)	15,307,123
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	—	(28,556,796)	—	(14,184,804)
Investor Class	—	(230,837)	—	(31,323)
Total distributions to shareholders	—	(28,787,633)	—	(14,216,127)
Total increase (decrease) in net assets	(251,598,664)	539,358,239	(5,341,978)	84,873,278
NET ASSETS:
Beginning of period	1,555,811,582	1,016,453,343	452,710,853	367,837,575
End of period	$1,304,212,918	$1,555,811,582	$447,368,875	$452,710,853

The accompanying notes are an integral part of these financial statements.

23

BAIRD MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$19.02	$23.55	$24.69	$21.01	$29.50	$28.17
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.00)(2)	(0.03)	(0.02)	(0.01)	(0.07)	(0.15)
Net realized and unrealized gains (losses) on investments	1.78	(2.15)	(0.15)	4.24	(8.08)	6.30
Total from investment operations	1.78	(2.18)	(0.17)	4.23	(8.15)	6.15
LESS DISTRIBUTIONS:
Distributions from net realized gains	—	(2.35)	(0.97)	(0.55)	(0.34)	(4.82)
Total distributions	—	(2.35)	(0.97)	(0.55)	(0.34)	(4.82)
Net asset value, end of period	$20.80	$19.02	$23.55	$24.69	$21.01	$29.50
Total return	9.36%(3)	(9.36)%	(0.90)%	20.17%	(27.64)%	22.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$583.7	$824.3	$1,840.7	$2,351.4	$1,762.8	$2,334.3
Ratio of expenses to average net assets	0.85%(4)	0.82%	0.81%	0.81%	0.81%	0.80%
Ratio of expenses to average net assets (before waivers)	0.86%(4)	0.82%	0.81%	0.81%	0.81%	0.80%
Ratio of net investment loss to average net assets	(0.02)%(4)	(0.16)%	(0.08)%	(0.04)%	(0.29)%	(0.49)%
Ratio of net investment loss to average net assets (before waivers)	(0.03)%(4)	(0.16)%	(0.08)%	(0.04)%	(0.29)%	(0.49)%
Portfolio turnover rate(5)	43%(3)	63%	40%	42%	26%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

24

BAIRD MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$16.90	$21.25	$22.43	$19.18	$27.04	$26.22
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.02)	(0.08)	(0.07)	(0.06)	(0.11)	(0.21)
Net realized and unrealized gains (losses) on investments	1.57	(1.92)	(0.14)	3.86	(7.41)	5.85
Total from investment operations	1.55	(2.00)	(0.21)	3.80	(7.52)	5.64
LESS DISTRIBUTIONS:
Distributions from net realized gains	—	(2.35)	(0.97)	(0.55)	(0.34)	(4.82)
Total distributions	—	(2.35)	(0.97)	(0.55)	(0.34)	(4.82)
Net asset value, end of period	$18.45	$16.90	$21.25	$22.43	$19.18	$27.04
Total return	9.17%(2)	(9.53)%	(1.17)%	19.86%	(27.82)%	22.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$54.8	$85.5	$132.6	$178.0	$153.6	$233.7
Ratio of expenses to average net assets	1.10%(3)	1.07%	1.06%	1.06%	1.06%	1.05%
Ratio of expenses to average net assets (before waivers)	1.11%(3)	1.07%	1.06%	1.06%	1.06%	1.05%
Ratio of net investment loss to average net assets	(0.27)%(3)	(0.41)%	(0.33)%	(0.29)%	(0.54)%	(0.74)%
Ratio of net investment loss to average net assets (before waivers)	(0.28)%(3)	(0.41)%	(0.33)%	(0.29)%	(0.54)%	(0.74)%
Portfolio turnover rate(4)	43%(2)	63%	40%	42%	26%	31%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

25

BAIRD SMALL/MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$15.75	$17.26	$16.00	$14.43	$19.94	$17.39
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.02)	(0.04)	(0.04)	(0.03)	(0.05)	(0.12)
Net realized and unrealized gains (losses) on investments	1.91	(1.47)	1.30	1.60	(5.36)	3.29
Total from investment operations	1.89	(1.51)	1.26	1.57	(5.41)	3.17
LESS DISTRIBUTIONS:
Distributions from net realized gains	—	—	—	—	(0.10)	(0.62)
Total distributions	—	—	—	—	(0.10)	(0.62)
Net asset value, end of period	$17.64	$15.75	$17.26	$16.00	$14.43	$19.94
Total return	12.00%(2)	(8.75)%	7.88%	10.88%	(27.14)%	18.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$77.5	$99.0	$188.2	$175.9	$147.1	$164.3
Ratio of expenses to average net assets	0.85%(3)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets (before waivers)	1.07%(3)	0.93%	0.93%	0.92%	0.98%	1.00%
Ratio of net investment loss to average net assets	(0.20)%(3)	(0.23)%	(0.24)%	(0.22)%	(0.33)%	(0.63)%
Ratio of net investment loss to average net assets (before waivers)	(0.42)%(3)	(0.31)%	(0.32)%	(0.29)%	(0.45)%	(0.78)%
Portfolio turnover rate(4)	54%(2)	58%	78%	48%	39%	50%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

26

BAIRD SMALL/MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$15.42	$16.94	$15.75	$14.24	$19.72	$17.25
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.04)	(0.08)	(0.08)	(0.07)	(0.09)	(0.17)
Net realized and unrealized gains (losses) on investments	1.87	(1.44)	1.27	1.58	(5.29)	3.26
Total from investment operations	1.83	(1.52)	1.19	1.51	(5.38)	3.09
LESS DISTRIBUTIONS:
Distributions from net realized gains	—	—	—	—	(0.10)	(0.62)
Total distributions	—	—	—	—	(0.10)	(0.62)
Net asset value, end of period	$17.25	$15.42	$16.94	$15.75	$14.24	$19.72
Total return	11.87%(2)	(8.97)%	7.56%	10.60%	(27.29)%	18.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$104.6	$127.2	$581.8	$826.0	$779.4	$863.7
Ratio of expenses to average net assets	1.10%(3)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets (before waivers)	1.32%(3)	1.18%	1.18%	1.17%	1.23%	1.25%
Ratio of net investment loss to average net assets	(0.45)%(3)	(0.48)%	(0.49)%	(0.47)%	(0.58)%	(0.88)%
Ratio of net investment loss to average net assets (before waivers)	(0.67)%(3)	(0.56)%	(0.57)%	(0.54)%	(0.70)%	(1.03)%
Portfolio turnover rate(4)	54%(2)	58%	78%	48%	39%	50%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

27

BAIRD EQUITY OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$14.84	$16.35	$13.33	$11.72	$17.68	$15.56
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.05)	(0.14)	(0.12)	0.00(2)	(0.09)	0.14
Net realized and unrealized gains (losses) on investments and written option contracts
	0.82	0.60	3.32	1.61	(1.95)	2.82
Total from investment operations	0.77	0.46	3.20	1.61	(2.04)	2.96
LESS DISTRIBUTIONS:
Distributions from net investment income	—	—	(0.00)(2)	(0.00)(2)	—	(0.17)
Distributions from net realized gains	—	(1.97)	(0.18)	—	(3.92)	(0.67)
Total distributions	—	(1.97)	(0.18)	(0.00)(2)	(3.92)	(0.84)
Net asset value, end of period	$15.61	$14.84	$16.35	$13.33	$11.72	$17.68
Total return	5.19%(3)	2.79%	24.01%	13.75%	(11.56)%	19.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$77.3	$75.5	$76.1	$60.2	$57.8	$61.0
Ratio of expenses to average net assets	1.25%(4)	1.25%	1.25%	1.25%	1.25%	0.98%(5)
Ratio of expenses to average net assets (before waivers)	1.64%(4)	1.62%	1.73%	1.70%	1.73%	1.53%
Ratio of net investment income (loss) to average net assets	(0.77)%(4)	(0.91)%	(0.87)%	0.02%	(0.55)%	0.82%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.17)%(4)	(1.28)%	(1.34)%	(0.43)%	(1.02)%	0.27%
Portfolio turnover rate(7)	36%(3)	69%	76%	67%	72%	67%(6)

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.25%. Prior to December 12, 2021, the expense cap was 0.95%.
(6)
The cost of purchases and the proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund’s portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

28

BAIRD EQUITY OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$14.66	$16.19	$13.23	$11.65	$17.65	$15.52
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.07)	(0.18)	(0.16)	(0.03)	(0.13)	0.10
Net realized and unrealized gains (losses) on investments and written option contracts
	0.81	0.62	3.30	1.61	(1.95)	2.83
Total from investment operations	0.74	0.44	3.14	1.58	(2.08)	2.93
LESS DISTRIBUTIONS:
Distributions from net investment income	—	—	(0.00)(2)	—	—	(0.13)
Distributions from net realized gains	—	(1.97)	(0.18)	—	(3.92)	(0.67)
Total distributions	—	(1.97)	(0.18)	—	(3.92)	(0.80)
Net asset value, end of period	$15.40	$14.66	$16.19	$13.23	$11.65	$17.65
Total return	5.05%(3)	2.69%	23.72%	13.56%	(11.77)%	19.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$3.4	$3.3	$3.2	$2.6	$2.3	$2.6
Ratio of expenses to average net assets	1.50%(4)	1.50%	1.50%	1.50%	1.50%	1.23%(5)
Ratio of expenses to average net assets (before waivers)	1.89%(4)	1.87%	1.98%	1.95%	1.98%	1.78%
Ratio of net investment income (loss) to average net assets	(1.02)%(4)	(1.16)%	(1.12)%	(0.23)%	(0.80)%	0.57%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.42)%(4)	(1.53)%	(1.59)%	(0.68)%	(1.27)%	0.02%
Portfolio turnover rate(7)	36%(3)	69%	76%	67%	72%	67%(6)

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.50%. Prior to December 12, 2021, the expense cap was 1.20%.
(6)
The cost of purchases and proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund’s portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

29

BAIRD CHAUTAUQUA INTERNATIONAL GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$22.16	$18.90	$17.04	$15.19	$18.65	$17.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.09	0.14	0.12	0.13	0.06	0.04
Net realized and unrealized gains (losses) on investments and foreign currency translation
	(0.95)	3.54	1.86	1.76	(3.38)	1.19
Total from investment operations	(0.86)	3.68	1.98	1.89	(3.32)	1.23
LESS DISTRIBUTIONS:
Distributions from net investment income	—	(0.18)	(0.12)	(0.04)	(0.03)	(0.09)
Distributions from net realized gains	—	(0.24)	—	—	(0.11)	—
Total distributions	—	(0.42)	(0.12)	(0.04)	(0.14)	(0.09)
Paid in capital from redemption fees(2)	—	—	—	—	—	0.00(3)
Net asset value, end of period	$21.30	$22.16	$18.90	$17.04	$15.19	$18.65
Total return	(3.88)%(4)	19.47%	11.59%	12.41%	(17.84)%	6.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1,289.5	$1,539.4	$1,002.2	$808.4	$479.1	$468.2
Ratio of expenses to average net assets	0.80%(5)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets (before waivers)	0.81%(5)	0.82%	0.84%	0.86%	0.87%	0.86%
Ratio of net investment income to average net assets	0.86%(5)	0.64%	0.67%	0.78%	0.37%	0.20%
Ratio of net investment income to average net assets (before waivers)	0.85%(5)	0.62%	0.62%	0.73%	0.31%	0.14%
Portfolio turnover rate(6)	25%(4)	17%	18%	12%	23%	14%

(1)	Calculated using average shares outstanding during the period.
(2)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

30

BAIRD CHAUTAUQUA INTERNATIONAL GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$22.03	$18.75	$16.92	$15.11	$18.58	$17.48
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.06	0.08	0.08	0.09	0.02	(0.01)
Net realized and unrealized gains (losses) on investments and foreign currency translation
	(0.94)	3.51	1.83	1.75	(3.37)	1.20
Total from investment operations	(0.88)	3.59	1.91	1.84	(3.35)	1.19
LESS DISTRIBUTIONS:
Distributions from net investment income	—	(0.07)	(0.08)	(0.03)	(0.01)	(0.09)
Distributions from net realized gains	—	(0.24)	—	—	(0.11)	—
Total distributions	—	(0.31)	(0.08)	(0.03)	(0.12)	(0.09)
Paid in capital from redemption fees(2)	—	—	—	—	—	0.00(3)
Net asset value, end of period	$21.15	$22.03	$18.75	$16.92	$15.11	$18.58
Total return	(3.99)%(4)	19.17%	11.30%	12.15%	(18.03)%	6.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$14,715.5	$16,373.1	$14,297.0	$15,656.4	$13,993.5	$608.0
Ratio of expenses to average net assets	1.05%(5)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets (before waivers)	1.06%(5)	1.07%	1.09%	1.11%	1.12%	1.11%
Ratio of net investment income (loss) to average net assets	0.61%(5)	0.39%	0.42%	0.53%	0.12%	(0.05)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.60%(5)	0.37%	0.37%	0.48%	0.06%	(0.11)%
Portfolio turnover rate(6)	25%(4)	17%	18%	12%	23%	14%

(1)	Calculated using average shares outstanding during the period.
(2)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

31

BAIRD CHAUTAUQUA GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$28.01	$23.63	$20.67	$17.84	$22.36	$19.85
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.07	0.09	0.09	0.11	0.04	0.00(2)
Net realized and unrealized gains (losses) on investments and foreign currency translation
	0.38	5.19	3.30	2.81	(4.54)	2.59
Total from investment operations	0.45	5.28	3.39	2.92	(4.50)	2.59
LESS DISTRIBUTIONS:
Distributions from net investment income	—	(0.09)	(0.07)	(0.09)	—	(0.08)
Distributions from net realized gains	—	(0.81)	(0.36)	—	(0.02)	—
Total distributions	—	(0.90)	(0.43)	(0.09)	(0.02)	(0.08)
Paid in capital from redemption fees(3)	—	—	—	—	—	0.00(2)
Net asset value, end of period	$28.46	$28.01	$23.63	$20.67	$17.84	$22.36
Total return	1.61%(4)	22.40%	16.32%	16.34%	(20.11)%	12.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$446.4	$451.6	$366.8	$318.5	$264.9	$314.7
Ratio of expenses to average net assets	0.80%(5)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets (before waivers)	0.84%(5)	0.84%	0.86%	0.88%	0.92%	0.92%
Ratio of net investment income to average net assets	0.49%(5)	0.36%	0.38%	0.54%	0.20%	0.01%
Ratio of net investment income (loss) to average net assets (before waivers)	0.45%(5)	0.32%	0.32%	0.46%	0.09%	(0.11)%
Portfolio turnover rate(6)	20%(4)	16%	15%	14%	12%	13%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

32

BAIRD CHAUTAUQUA GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$27.68	$23.34	$20.44	$17.65	$22.18	$19.74
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.03	0.03	0.03	0.06	(0.01)	(0.05)
Net realized and unrealized gains (losses) on investments and foreign currency translation
	0.38	5.12	3.27	2.77	(4.50)	2.57
Total from investment operations	0.41	5.15	3.30	2.83	(4.51)	2.52
LESS DISTRIBUTIONS:
Distributions from net investment income	—	—	(0.04)	(0.04)	—	(0.08)
Distributions from net realized gains	—	(0.81)	(0.36)	—	(0.02)	—
Total distributions	—	(0.81)	(0.40)	(0.04)	(0.02)	(0.08)
Paid in capital from redemption fees(3)	—	—	—	—	—	0.00(2)
Net asset value, end of period	$28.09	$27.68	$23.34	$20.44	$17.65	$22.18
Total return	1.48%(4)	22.12%	16.07%	16.01%	(20.32)%	12.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1,007.5	$1,094.1	$989.4	$1,037.9	$931.8	$1,590.1
Ratio of expenses to average net assets	1.05%(5)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets (before waivers)	1.09%(5)	1.09%	1.11%	1.13%	1.17%	1.17%
Ratio of net investment income (loss) to average net assets	0.24%(5)	0.11%	0.13%	0.29%	(0.05)%	(0.24)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.20%(5)	0.07%	0.07%	0.21%	(0.16)%	(0.36)%
Portfolio turnover rate(6)	20%(4)	16%	15%	14%	12%	13%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

33

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2026 (Unaudited)
1. ORGANIZATION
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements include the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Equity Opportunity Fund, the Baird Chautauqua International Growth Fund and the Baird Chautauqua Global Growth Fund (each, a “Fund,” and collectively, the “Funds”), five of the fifteen active funds in the series comprising the Company. Pursuant to the 1940 Act, the Funds are “diversified” series of the Company except for the Baird Equity Opportunity Fund, which is a non-diversified fund. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”). The investment subadvisor to the Baird Equity Opportunity Fund is Greenhouse Funds LLLP (“Greenhouse” or the “Subadvisor”).
The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund .	December 29, 2000	December 29, 2000
Baird Small/Mid Cap Growth Fund .	October 31, 2018	October 31, 2018
Baird Equity Opportunity Fund .	May 1, 2012	May 1, 2012
Baird Chautauqua International Growth Fund .	April 15, 2016	April 15, 2016
Baird Chautauqua Global Growth Fund .	April 15, 2016	April 15, 2016

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%. See Note 7.
The Baird Mid Cap Growth Fund seeks to provide long-term growth of capital through investments in equity securities of mid-capitalization companies.
The Baird Small/Mid Cap Growth Fund seeks to provide long-term growth of capital through investments in equity securities of small- and mid-capitalization companies.
The Baird Equity Opportunity Fund seeks to provide long-term capital appreciation through investments in equity securities of small- and medium-capitalization companies.
The Baird Chautauqua International Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. companies with medium to large market capitalizations.
The Baird Chautauqua Global Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of both U.S. and non-U.S. companies with medium to large market capitalizations.
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, the Advisor, in its capacity as sponsor of the Baird Profit Sharing & Savings Plan and the Baird Non-Qualified Compensation Plan, and the Baird Foundation, an entity related to the Advisor, on a combined basis, held a controlling ownership interest in Baird Equity Opportunity Fund and Baird Small/Mid Cap Growth Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value (“NAV”), to value their portfolio securities using market quotations when they are “readily available.” When

34

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2026 (Unaudited) (Continued)
market quotations are not readily available (e.g., because there is no regular market quotation for such securities), the securities are valued at fair value using methods determined by the Advisor as the Valuation Designee of the Board of Directors of the Company (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act, as discussed further below. Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.
The Funds determine the fair value of their investments and compute their NAV per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).
Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: equity securities, including common stocks, ETFs and closed end funds, that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price. Debt securities are valued at their evaluated bid prices as provided by an independent pricing service based on various market inputs such as benchmark yields, market transactions and dealer quotations. Investments in mutual funds, including money market funds, are valued at their stated NAV. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with the Funds’ fair value procedures pursuant to Rule 2a-5 of the 1940 Act. In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, such as broker quotes. If prices are unavailable or deemed to be unreliable, fair value will be determined by the Advisor, subject to the oversight of the Board. The Advisor, as Valuation Designee, has further designated its valuation committee to be responsible for fair value determinations. In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and a Fund’s NAV may fluctuate significantly from day to day or from period to period.
Put and call options will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices. See Note 2(d) for additional information regarding financial derivative instruments.
The Baird Chautauqua International Growth, Baird Chautauqua Global Growth, and Baird Equity Opportunity Funds have retained an independent fair value pricing service to assist in valuing foreign securities traded on a foreign exchange in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds calculate their NAVs. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day. Occasionally, significant events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Funds’ fair value procedures.
b)
Foreign Securities – The Baird Mid Cap Growth Fund and Baird Small/Mid Cap Growth Fund may invest in common stocks, ADRs or other depositary shares or receipts, or ordinary shares of publicly-traded foreign issuers, and ADRs that are traded on a major U.S. exchange. The Baird Equity Opportunity Fund, Baird Chautauqua International Growth Fund, and Baird Chautauqua Global Growth Fund may invest in common stocks, preferred stocks, depositary shares and receipts, rights, warrants and ETFs of non-U.S. companies. Investing in securities of foreign companies and foreign governments involves special risks and

35

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2026 (Unaudited) (Continued)
considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.
c)
Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held nor currency gains or losses realized between the trade and settlement dates on securities transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency transactions includes those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

d)
Financial Derivatives Instruments – Financial derivatives instruments, such as option contracts, derive their value from the performance of an underlying asset or index. The Baird Equity Opportunity Fund (the “Fund”) may purchase and sell (write) put options and call options on securities or indices in standardized contracts listed on securities exchanges. The Fund may also purchase and sell (write) over-the-counter (“OTC”) put options and call options. The Fund qualifies as a “limited derivatives user” under Rule 18f-4 of the 1940 Act.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.
Writing Put and Call Options
As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
By writing a call option on a security, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.

36

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2026 (Unaudited) (Continued)
If a call option on a security is exercised, the Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.
At June 30, 2026, the Baird Equity Opportunity Fund pledged securities with a fair value of $4,351,490 as collateral for option contracts. See the Fund’s Schedule of Investments for the securities pledged as collateral.
e)
Income Tax Status – The Funds qualify and intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2025, or for any other tax years which are open for exam. As of December 31, 2025, open tax years include the tax years ended December 31, 2022 through 2025. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
f)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the Company in proportion to their respective assets or are divided equally amongst the Funds.

g)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on the trade date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. All distributions to shareholders are recorded on the ex-dividend date. The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

i)
Securities Transactions and Investment Income – The Funds determine the gain or loss realized from investment transactions using the identified cost basis. For financial reporting purposes, investment transactions are recorded on the trade date. When a capital gain tax is determined to apply, the Funds may record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date. Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been accounted for in accordance with the Funds’ interpretation of applicable tax laws of the countries in which they invest. Distributions received from underlying investments in real estate investment trusts (“REITs”) may be classified as dividends, capital gains or return of capital.

j)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be low.

37

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2026 (Unaudited) (Continued)
k)
Segment Reporting – Management already evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer of the Funds, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

3. CAPITAL SHARE TRANSACTIONS
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:
Baird Mid Cap Growth Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,902,689	$37,225,477	7,142,718	$158,448,027
Shares issued to shareholders in reinvestment of distributions	—	—	4,516,898	86,679,273
Shares redeemed	(17,165,736)	(336,188,893)	(46,501,261)	(1,040,281,614)
Net decrease	(15,263,047)	$ (298,963,416)	(34,841,645)	$(795,154,314)
Shares Outstanding:
Beginning of period	43,332,200		78,173,845
End of period	28,069,153		43,332,200

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	214,863	$3,756,497	1,360,088	$28,149,326
Shares issued to shareholders in reinvestment of distributions	—	—	603,357	10,287,239
Shares redeemed	(2,305,928)	(40,637,100)	(3,142,034)	(63,358,136)
Net decrease	(2,091,065)	$(36,880,603)	(1,178,589)	$(24,921,571)
Shares Outstanding:
Beginning of period	5,058,894		6,237,483
End of period	2,967,829		5,058,894

Total net decrease		$ (335,844,019)		$(820,075,885)

38

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2026 (Unaudited) (Continued)
Baird Small/Mid Cap Growth Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	471,477	$7,567,020	811,789	$13,059,945
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(2,367,904)	(37,884,942)	(5,428,674)	(86,483,617)
Net decrease	(1,896,427)	$(30,317,922)	(4,616,885)	$(73,423,672)
Shares Outstanding:
Beginning of period	6,288,189		10,905,074
End of period	4,391,762		6,288,189

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	187	$2,934	454	$7,135
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(2,376)	(36,434)	(26,540)	(413,783)
Net decrease	(2,189)	$(33,500)	(26,086)	$(406,648)
Shares Outstanding:
Beginning of period	8,250		34,336
End of period	6,061		8,250

Total net decrease		$(30,351,422)		$(73,830,320)

Baird Equity Opportunity Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	284,782	$4,143,195	734,805	$11,408,970
Shares issued to shareholders in reinvestment of distributions	—	—	608,384	9,064,925
Shares redeemed	(423,739)	(5,972,036)	(912,419)	(14,251,470)
Net increase (decrease)	(138,957)	$(1,828,841)	430,770	$6,222,425
Shares Outstanding:
Beginning of period	5,089,204		4,658,434
End of period	4,950,247		5,089,204

39

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2026 (Unaudited) (Continued)

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	26	388
Shares redeemed	—	—	—	—
Net increase	—	$—	26	$388
Shares Outstanding:
Beginning of period	223		197
End of period	223		223

Total net increase (decrease)		$(1,828,841)		$6,222,813

Baird Chautauqua International Growth Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	11,604,540	$237,158,786	24,535,597	$510,261,253
Shares issued to shareholders in reinvestment of distributions	—	—	1,150,992	25,665,833
Shares redeemed	(20,543,325)	(426,215,665)	(9,234,092)	(194,639,223)
Net increase (decrease)	(8,938,785)	$ (189,056,879)	16,452,497	$341,287,863
Shares Outstanding:
Beginning of period	69,474,553		53,022,056
End of period	60,535,768		69,474,553

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	28,495	$599,768	131,396	$2,679,659
Shares issued to shareholders in reinvestment of distributions	—	—	10,442	230,419
Shares redeemed	(76,006)	(1,590,839)	(161,081)	(3,440,866)
Net decrease	(47,511)	$(991,071)	(19,243)	$(530,788)
Shares Outstanding:
Beginning of period	743,350		762,593
End of period	695,839		743,350

Total net increase (decrease)		$ (190,047,950)		$340,757,075

40

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2026 (Unaudited) (Continued)
Baird Chautauqua Global Growth Fund

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	786,810	$22,065,732	1,494,904	$38,000,366
Shares issued to shareholders in reinvestment of distributions	—	—	484,063	13,442,290
Shares redeemed	(1,226,206)	(33,874,646)	(1,379,645)	(36,067,920)
Net increase (decrease)	(439,396)	$(11,808,914)	599,322	$15,374,736
Shares Outstanding:
Beginning of period	16,122,530		15,523,208
End of period	15,683,134		16,122,530

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,187	$58,081	4,844	$121,534
Shares issued to shareholders in reinvestment of distributions	—	—	1,101	30,061
Shares redeemed	(5,846)	(164,284)	(8,799)	(219,208)
Net decrease	(3,659)	$(106,203)	(2,854)	$(67,613)
Shares Outstanding:
Beginning of period	39,531		42,385
End of period	35,872		39,531

Total net increase (decrease)		$(11,915,117)		$15,307,123

4. Investment Transactions and Income Tax Information
During the six months ended June 30, 2026, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
Purchases	$314,499,693	$44,203,075	$24,179,119	$365,434,734	$88,722,522
Sales	644,290,681	74,803,118	35,661,744	536,249,363	96,311,765

The Funds did not purchase or sell U.S. Government securities during the six months ended June 30, 2026.

41

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2026 (Unaudited) (Continued)
As of December 31, 2025, the components of accumulated earnings (accumulated losses) for income tax purposes were as follows:

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
Cost of investments	$678,186,438	$89,795,119	$65,352,794	$1,177,989,346	$303,722,189
Gross unrealized appreciation	264,457,104	20,319,500	17,453,920	454,699,217	170,592,744
Gross unrealized depreciation	(26,633,281)	(10,682,911)	(6,983,717)	(86,324,749)	(22,087,246)
Net unrealized appreciation	237,823,823	9,636,589	10,470,203	368,374,468	148,505,498
Undistributed ordinary income	—	—	—	4,935,822	1,696,414
Undistributed long-term capital gains	41,070,909	—	—	14,978,389	5,035,529
Distributable earnings	41,070,909	—	—	19,914,211	6,731,943
Other accumulated gains (losses)	—	(16,603,464)	(596,090)	44,192	8,211
Total distributable earnings (accumulated deficit)	$278,894,732	$(6,966,875)	$9,874,113	$388,332,871	$155,245,652

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to differing treatments for equalization accounting for tax purposes and net operating losses. These reclassifications have no effect on net assets or NAV per share.
For the year ended December 31, 2025, the following table shows the reclassifications made:

Fund	Total Distributable Earnings	Paid-in Capital
Baird Mid Cap Growth Fund	$(78,652,935)	$78,652,935
Baird Small/Mid Cap Growth Fund	347,316	(347,316)
Baird Equity Opportunity Fund	(817,629)	817,629
Baird Chautauqua International Growth Fund	(858,973)	858,973
Baird Chautauqua Global Growth Fund	(659,816)	659,816

Distributions to Shareholders
Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

42

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2026 (Unaudited) (Continued)
During the six months ended June 30, 2026, the Funds did not pay any distributions. The tax components of distributions paid during the year shown below were as follows:

	Year Ended December 31, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Total
Baird Mid Cap Growth Fund	$6,707,370	$99,884,193	$106,591,563
Baird Equity Opportunity Fund	3,429,204	5,681,124	9,110,328
Baird Chautauqua International Growth Fund	26,502,102	2,285,531	28,787,633
Baird Chautauqua Global Growth Fund	3,233,050	10,983,077	14,216,127

The Funds in the table above designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amounts necessary to reduce each Fund’s earnings and profits attributable to net capital gain to zero for the tax year ended December 31, 2025.
At December 31, 2025, the following Fund deferred, on a tax basis, post-October losses and specified losses of:

Fund	Loss Deferral
Baird Equity Opportunity Fund	$720,395

At December 31, 2025, accumulated capital loss carryovers without expiration were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Small/Mid Cap Growth Fund	$16,603,464	$ —	Indefinitely	N/A

During the year ended December 31, 2025, the Funds utilized capital loss carryovers as follows:

	Capital Loss Carryover Utilized
Fund	Short-term	Long-term
Baird Small/Mid Cap Growth Fund	$2,874,068	$3,139,371
Baird Chautauqua International Growth Fund	769,216	14,362,424

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into Investment Advisory Agreements with Baird for the provision of investment advisory services. In addition, Baird has entered into a Subadvisory Agreement with Greenhouse related to the Baird Equity Opportunity Fund. Pursuant to the Investment Advisory Agreements, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rates as follows:

Fund	Investment Advisory Fees
Baird Mid Cap Growth Fund	0.75%
Baird Small/Mid Cap Growth Fund	0.75%
Baird Equity Opportunity Fund	1.25%
Baird Chautauqua International Growth Fund	0.75%
Baird Chautauqua Global Growth Fund	0.75%

Under the Subadvisory Agreement, Baird is obligated to pay Greenhouse its subadvisory fee out of the advisory fee paid to Baird by the Baird Equity Opportunity Fund.
The Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses, to the extent necessary to ensure that total operating expenses, including the fees and expenses incurred by the Funds in connection with the Funds’ investments in other investment companies (to the extent, in the aggregate, such

43

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2026 (Unaudited) (Continued)
fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excluding taxes, brokerage commissions and extraordinary expenses, do not exceed the following annual percentages of the average daily net assets attributable to the Funds’ Institutional Class and Investor Class shares:

Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund	0.85%	1.10%
Baird Small/Mid Cap Growth Fund	0.85%	1.10%
Baird Equity Opportunity Fund	1.25%	1.50%
Baird Chautauqua International Growth Fund	0.80%	1.05%
Baird Chautauqua Global Growth Fund	0.80%	1.05%

The Expense Cap/Reimbursement Agreements are in effect through at least April 30, 2027 for all Funds.
To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the date in which expenses were reimbursed or absorbed for the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Chautauqua International Growth Fund and the Baird Chautauqua Global Growth Fund. A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months Ended June 30,	Fiscal Year Ended December 31,
Recoverable amounts reimbursed during:	2026	2025	2024	2023
Subject to recovery on or before:	2029	2028	2027	2026
Fund
Baird Mid Cap Growth Fund	$24,211	$—	$—	$—
Baird Small/Mid Cap Growth Fund	92,047	116,612	134,659	60,587
Baird Chautauqua International Growth Fund	105,958	279,887	416,113	215,447
Baird Chautauqua Global Growth Fund	78,441	170,121	219,751	125,626

The Advisor is not entitled to recoup any fees waived and/or expenses reimbursed by the Baird Equity Opportunity Fund under the Expense Cap/Reimbursement Agreement or under prior agreements. For the six months ended June 30, 2026, the Advisor waived the following amount pursuant to the Expense Cap/Reimbursement Agreement between the Advisor and the Company on behalf of the Baird Equity Opportunity Fund:

Fund	Waived Amount
Baird Equity Opportunity Fund	$141,868

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.
Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.
No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Funds for the six months ended June 30, 2026.
Certain officers and employees of the Advisor are also officers and a director of the Funds.
6. LINE OF CREDIT
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions or other permissible borrowing needs. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the

44

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2026 (Unaudited) (Continued)
respective Fund, or $1,250,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of 1.00% and the Prime Rate minus 2.00%. As of June 30, 2026, the Prime Rate was 6.75%. The LOC matures on June 28, 2027, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.
During the six months ended June 30, 2026, the Funds borrowed from the LOC as follows:

Fund	Amount Borrowed	Interest Charges Accrued	Borrowing Rate
Baird Mid Cap Growth Fund	$16,236,000	$2,142	4.75%
Baird Mid Cap Growth Fund	123,000	16	4.75%
Baird Small/Mid Cap Growth Fund	32,000	4	4.75%
Baird Chautauqua International Growth Fund	9,561,000	5,046	4.75%

No other borrowings occurred for the Funds during the six months ended June 30, 2026, nor were any other borrowings outstanding for the Funds under the LOC as of June 30, 2026.
7. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class shares.
For the six months ended June 30, 2026, the Funds’ Investor Class shares incurred fees pursuant to the Plan as follows:

Fund
Baird Mid Cap Growth Fund	$90,677
Baird Small/Mid Cap Growth Fund	123
Baird Equity Opportunity Fund	4
Baird Chautauqua International Growth Fund	18,687
Baird Chautauqua Global Growth Fund	1,236

8. OTHER DERIVATIVES INFORMATION
As a principal investment strategy, the Baird Equity Opportunity Fund may purchase and write options to hedge its portfolio and enhance returns. Options are subject to various risks including market risk, liquidity risk, volatility risk, counterparty risk, legal risk, and operations risk.
Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.

45

BAIRD FUNDS, INC.
Notes to the Financial Statements
June 30, 2026 (Unaudited) (Continued)
The following table presents the fair value of derivative instruments for the Baird Equity Opportunity Fund as of June 30, 2026 as presented on the Fund’s Statement of Assets and Liabilities:

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts	Investments, at value	$260,951	$—
Written option contracts	Written option contracts, at value	—	37,373
Total Option Contracts		$260,951	$ 37,373

The following table presents the results of the derivatives trading and information related to volume for the six months ended June 30, 2026. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

	Gain (Loss) from Trading
	Net Realized	Net Change in Unrealized Appreciation/ Depreciation
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts(a)
Equity	$(378,131)	$(154,820)
Written option contracts
Equity	188,956	(144,457)
Total Option Contracts	$(189,175)	$(299,277)

(a)	Purchased options are included in the net realized gain (loss) on investments and net change in unrealized appreciation/depreciation on investments.
The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended June 30, 2026 were:

	Average Notional
	Purchased	Written
Baird Equity Opportunity Fund
Option contracts
Equity	$3,710,048	$1,817,786

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.
9. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events after June 30, 2026. There were no subsequent events since June 30, 2026, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

46

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies. (Unaudited)
See Statements of Operations within Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts. (Unaudited)
Not applicable for the period covered by this report.

47

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s management, with the participation of its principal executive and principal financial officers, have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable because the Registrant is not a closed-end management investment company.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	File the exhibits listed below as part of this Form.

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2018.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BAIRD FUNDS, INC.

By (Signature and Title)	/s/ Mary Ellen Stanek
Mary Ellen Stanek, Principal Executive Officer

Date	9/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ellen Stanek
Mary Ellen Stanek, Principal Executive Officer

Date	9/2/2026

By (Signature and Title)	/s/ Dustin J. Hutter
Dustin J. Hutter, Principal Financial Officer

Date	9/2/2026